UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds
(Exact name of registrant as specified in charter)

One Greenwich Plaza, Suite 130
                            Greenwich, CT 06830
(Address of principal executive offices) (Zip code)
H.J. Willcox, Esq.
Principal and Chief Legal Officer
AQR Capital Management, LLC
One Greenwich Plaza, Suite 130
                        Greenwich, CT 06830
(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2026 to June 30, 2026

Item 1. Reports to Shareholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)
AQR Alternative Risk Premia Fund

Class I: QRPIX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$283	5.26%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$689,178,401
  Total Number of Portfolio Holdings2,211
  Portfolio Turnover Rate (excludes certain derivatives, if any)117%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	(0.4)
Health Care	(1.0)
Materials	(2.2)
Consumer Staples	(2.3)
Industrials	2.4
Financials	2.5
Utilities	(3.2)
Consumer Discretionary	(4.7)
Information Technology	9.1
U.S. Treasury Obligations	18.4
Investment Companies	35.1

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	175.0	(174.5)
Investment Companies	35.1	0.0
U.S. Treasury Obligations	18.4	0.0
Preferred Stocks	0.1	(0.4)
Rights	0.0Footnote Reference†	0.0
Warrants	0.0Footnote Reference(a)	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero value.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Interest Rate Swaps	24	18
Total Return Swaps	1	0
Forward Foreign Currency Exchange Contracts	12	13
Futures Contracts	16	15
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Alternative Risk Premia Fund

Class N: QRPNX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$297	5.53%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$689,178,401
  Total Number of Portfolio Holdings2,211
  Portfolio Turnover Rate (excludes certain derivatives, if any)117%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	(0.4)
Health Care	(1.0)
Materials	(2.2)
Consumer Staples	(2.3)
Industrials	2.4
Financials	2.5
Utilities	(3.2)
Consumer Discretionary	(4.7)
Information Technology	9.1
U.S. Treasury Obligations	18.4
Investment Companies	35.1

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	175.0	(174.5)
Investment Companies	35.1	0.0
U.S. Treasury Obligations	18.4	0.0
Preferred Stocks	0.1	(0.4)
Rights	0.0Footnote Reference†	0.0
Warrants	0.0Footnote Reference(a)	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero value.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Interest Rate Swaps	24	18
Total Return Swaps	1	0
Forward Foreign Currency Exchange Contracts	12	13
Futures Contracts	16	15
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Alternative Risk Premia Fund

Class R6: QRPRX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Alternative Risk Premia Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$278	5.16%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$689,178,401
  Total Number of Portfolio Holdings2,211
  Portfolio Turnover Rate (excludes certain derivatives, if any)117%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	(0.4)
Health Care	(1.0)
Materials	(2.2)
Consumer Staples	(2.3)
Industrials	2.4
Financials	2.5
Utilities	(3.2)
Consumer Discretionary	(4.7)
Information Technology	9.1
U.S. Treasury Obligations	18.4
Investment Companies	35.1

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	175.0	(174.5)
Investment Companies	35.1	0.0
U.S. Treasury Obligations	18.4	0.0
Preferred Stocks	0.1	(0.4)
Rights	0.0Footnote Reference†	0.0
Warrants	0.0Footnote Reference(a)	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero value.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Interest Rate Swaps	24	18
Total Return Swaps	1	0
Forward Foreign Currency Exchange Contracts	12	13
Futures Contracts	16	15
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR CVX Fusion Fund

Class I: QCFIX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR CVX Fusion Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$140	2.64%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$53,168,248
  Total Number of Portfolio Holdings2,165
  Portfolio Turnover Rate (excludes certain derivatives, if any)285%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	(0.5)
Communication Services	(0.9)
Health Care	(0.9)
Consumer Staples	(0.9)
Financials	1.0
Materials	(1.3)
Consumer Discretionary	(1.6)
Energy	(1.7)
Information Technology	1.8
U.S. Treasury Obligations	28.6
Investment Companies	52.7

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	66.1	(71.0)
Investment Companies	52.7	0.0
U.S. Treasury Obligations	28.6	0.0
Preferred Stocks	0.0Footnote Reference†	(0.1)
Rights	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Interest Rate Swaps	21	8
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	10	13
Futures Contracts	27	20
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR CVX Fusion Fund

Class N: QCFNX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR CVX Fusion Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$152	2.88%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$53,168,248
  Total Number of Portfolio Holdings2,165
  Portfolio Turnover Rate (excludes certain derivatives, if any)285%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	(0.5)
Communication Services	(0.9)
Health Care	(0.9)
Consumer Staples	(0.9)
Financials	1.0
Materials	(1.3)
Consumer Discretionary	(1.6)
Energy	(1.7)
Information Technology	1.8
U.S. Treasury Obligations	28.6
Investment Companies	52.7

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	66.1	(71.0)
Investment Companies	52.7	0.0
U.S. Treasury Obligations	28.6	0.0
Preferred Stocks	0.0Footnote Reference†	(0.1)
Rights	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Interest Rate Swaps	21	8
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	10	13
Futures Contracts	27	20
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR CVX Fusion Fund

Class R6: QCFRX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR CVX Fusion Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$133	2.51%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$53,168,248
  Total Number of Portfolio Holdings2,165
  Portfolio Turnover Rate (excludes certain derivatives, if any)285%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	(0.5)
Communication Services	(0.9)
Health Care	(0.9)
Consumer Staples	(0.9)
Financials	1.0
Materials	(1.3)
Consumer Discretionary	(1.6)
Energy	(1.7)
Information Technology	1.8
U.S. Treasury Obligations	28.6
Investment Companies	52.7

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	66.1	(71.0)
Investment Companies	52.7	0.0
U.S. Treasury Obligations	28.6	0.0
Preferred Stocks	0.0Footnote Reference†	(0.1)
Rights	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Interest Rate Swaps	21	8
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	10	13
Futures Contracts	27	20
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Diversified Arbitrage Fund

Class I: ADAIX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$74	1.47%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$2,663,724,903
  Total Number of Portfolio Holdings464
  Portfolio Turnover Rate (excludes certain derivatives, if any)194%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	0.4
Real Estate	0.9
Industrials	1.2
Communication Services	2.3
Health Care	2.4
Materials	3.0
Information Technology	4.0
Financials	4.5
Consumer Discretionary	6.4
Investment Companies	34.2
U.S. Treasury Obligations	39.2

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
U.S. Treasury Obligations	39.2	0.0
Investment Companies	34.2	0.0
Convertible Bonds	29.1	0.0
Common Stocks	10.3	(16.5)
Corporate Bonds	2.6	(1.0)
Units	0.5	0.0
Warrants	0.1	0.0
Rights	0.0Footnote Reference†	0.0
Closed-End Funds	0.0Footnote Reference†	0.0
Securities in Litigation	0.0Footnote Reference(a)	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero value.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Total Return Basket Swaps	70	16
Forward Foreign Currency Exchange Contracts	2	5
Futures Contracts	0	7
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Diversified Arbitrage Fund

Class N: ADANX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$88	1.74%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$2,663,724,903
  Total Number of Portfolio Holdings464
  Portfolio Turnover Rate (excludes certain derivatives, if any)194%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	0.4
Real Estate	0.9
Industrials	1.2
Communication Services	2.3
Health Care	2.4
Materials	3.0
Information Technology	4.0
Financials	4.5
Consumer Discretionary	6.4
Investment Companies	34.2
U.S. Treasury Obligations	39.2

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
U.S. Treasury Obligations	39.2	0.0
Investment Companies	34.2	0.0
Convertible Bonds	29.1	0.0
Common Stocks	10.3	(16.5)
Corporate Bonds	2.6	(1.0)
Units	0.5	0.0
Warrants	0.1	0.0
Rights	0.0Footnote Reference†	0.0
Closed-End Funds	0.0Footnote Reference†	0.0
Securities in Litigation	0.0Footnote Reference(a)	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero value.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Total Return Basket Swaps	70	16
Forward Foreign Currency Exchange Contracts	2	5
Futures Contracts	0	7
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Diversified Arbitrage Fund

Class R6: QDARX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Diversified Arbitrage Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$68	1.36%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$2,663,724,903
  Total Number of Portfolio Holdings464
  Portfolio Turnover Rate (excludes certain derivatives, if any)194%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	0.4
Real Estate	0.9
Industrials	1.2
Communication Services	2.3
Health Care	2.4
Materials	3.0
Information Technology	4.0
Financials	4.5
Consumer Discretionary	6.4
Investment Companies	34.2
U.S. Treasury Obligations	39.2

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
U.S. Treasury Obligations	39.2	0.0
Investment Companies	34.2	0.0
Convertible Bonds	29.1	0.0
Common Stocks	10.3	(16.5)
Corporate Bonds	2.6	(1.0)
Units	0.5	0.0
Warrants	0.1	0.0
Rights	0.0Footnote Reference†	0.0
Closed-End Funds	0.0Footnote Reference†	0.0
Securities in Litigation	0.0Footnote Reference(a)	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero value.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Total Return Basket Swaps	70	16
Forward Foreign Currency Exchange Contracts	2	5
Futures Contracts	0	7
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Diversifying Strategies Fund

Class I: QDSIX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$7	0.13%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$8,450,876,389
  Total Number of Portfolio Holdings7
  Portfolio Turnover Rate (excludes certain derivatives, if any)1%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

% of Net Assets
Global Flexible Allocation
29.5
Equity Market Neutral
17.6
Multi-Strategy
13.1
Systematic Trend
13.1
Relative Value Arbitrage
12.9
Global Macro
11.9
Investment Companies
1.9
0%
5%
10%
15%
20%
25%
30%

Table Summary
Value	Value
Investment Companies	1.9
Global Macro	11.9
Relative Value Arbitrage	12.9
Systematic Trend	13.1
Multi-Strategy	13.1
Equity Market Neutral	17.6
Global Flexible Allocation	29.5

Fund Allocation

% of Total Investment

Table Summary
Value	Value
AQR Multi-Asset Fund -	30%
AQR Equity Market Neutral Fund -	18%
AQR Style Premia Alternative Fund -	13%
AQR Managed Futures Strategy HV Fund -	13%
AQR Diversified Arbitrage Fund -	13%
AQR Macro Opportunities Fund -	12%
Limited Purpose Cash Investment Fund -	2%

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Diversifying Strategies Fund

Class N: QDSNX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$20	0.39%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$8,450,876,389
  Total Number of Portfolio Holdings7
  Portfolio Turnover Rate (excludes certain derivatives, if any)1%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Investment Companies	1.9
Global Macro	11.9
Relative Value Arbitrage	12.9
Systematic Trend	13.1
Multi-Strategy	13.1
Equity Market Neutral	17.6
Global Flexible Allocation	29.5

Fund Allocation

% of Total Investment

Table Summary
Value	Value
AQR Multi-Asset Fund -	30%
AQR Equity Market Neutral Fund -	18%
AQR Style Premia Alternative Fund -	13%
AQR Managed Futures Strategy HV Fund -	13%
AQR Diversified Arbitrage Fund -	13%
AQR Macro Opportunities Fund -	12%
Limited Purpose Cash Investment Fund -	2%

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Diversifying Strategies Fund

Class R6: QDSRX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Diversifying Strategies Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$1	0.03%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$8,450,876,389
  Total Number of Portfolio Holdings7
  Portfolio Turnover Rate (excludes certain derivatives, if any)1%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Investment Companies	1.9
Global Macro	11.9
Relative Value Arbitrage	12.9
Systematic Trend	13.1
Multi-Strategy	13.1
Equity Market Neutral	17.6
Global Flexible Allocation	29.5

Fund Allocation

% of Total Investment

Table Summary
Value	Value
AQR Multi-Asset Fund -	30%
AQR Equity Market Neutral Fund -	18%
AQR Style Premia Alternative Fund -	13%
AQR Managed Futures Strategy HV Fund -	13%
AQR Diversified Arbitrage Fund -	13%
AQR Macro Opportunities Fund -	12%
Limited Purpose Cash Investment Fund -	2%

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Equity Market Neutral Fund

Class I: QMNIX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$316	6.68%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$2,869,716,327
  Total Number of Portfolio Holdings1,893
  Portfolio Turnover Rate (excludes certain derivatives, if any)121%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	2.0
Health Care	(1.9)
Energy	3.5
Utilities	(4.7)
Information Technology	5.2
Real Estate	(5.3)
Consumer Staples	(6.1)
Financials	6.9
Industrials	7.5
Investment Companies	24.9
U.S. Treasury Obligations	31.5

Geographic Allocation

Table Summary
Country	% of Net Assets
United States	57.8
Netherlands	2.1
France	1.8
United Kingdom	1.0
Germany	0.9
Finland	0.6
Australia	0.6
Hong Kong	0.5
Sweden	0.3
Norway	0.3
Others	(2.4)

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Forward Foreign Currency Exchange Contracts	32	68
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Equity Market Neutral Fund

Class N: QMNNX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$330	6.96%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$2,869,716,327
  Total Number of Portfolio Holdings1,893
  Portfolio Turnover Rate (excludes certain derivatives, if any)121%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	2.0
Health Care	(1.9)
Energy	3.5
Utilities	(4.7)
Information Technology	5.2
Real Estate	(5.3)
Consumer Staples	(6.1)
Financials	6.9
Industrials	7.5
Investment Companies	24.9
U.S. Treasury Obligations	31.5

Geographic Allocation

Table Summary
Country	% of Net Assets
United States	57.8
Netherlands	2.1
France	1.8
United Kingdom	1.0
Germany	0.9
Finland	0.6
Australia	0.6
Hong Kong	0.5
Sweden	0.3
Norway	0.3
Others	(2.4)

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Forward Foreign Currency Exchange Contracts	32	68
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Equity Market Neutral Fund

Class R6: QMNRX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Equity Market Neutral Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$312	6.58%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$2,869,716,327
  Total Number of Portfolio Holdings1,893
  Portfolio Turnover Rate (excludes certain derivatives, if any)121%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	2.0
Health Care	(1.9)
Energy	3.5
Utilities	(4.7)
Information Technology	5.2
Real Estate	(5.3)
Consumer Staples	(6.1)
Financials	6.9
Industrials	7.5
Investment Companies	24.9
U.S. Treasury Obligations	31.5

Geographic Allocation

Table Summary
Country	% of Net Assets
United States	57.8
Netherlands	2.1
France	1.8
United Kingdom	1.0
Germany	0.9
Finland	0.6
Australia	0.6
Hong Kong	0.5
Sweden	0.3
Norway	0.3
Others	(2.4)

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Forward Foreign Currency Exchange Contracts	32	68
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Long-Short Equity Fund

Class I: QLEIX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$318	6.52%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$7,978,656,302
  Total Number of Portfolio Holdings1,948
  Portfolio Turnover Rate (excludes certain derivatives, if any)144%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	2.5
Health Care	(2.6)
Utilities	(4.2)
Real Estate	(4.3)
Energy	5.1
Information Technology	5.3
Industrials	6.2
Consumer Staples	(6.5)
Financials	7.0
Investment Companies	22.5
U.S. Treasury Obligations	31.7

Geographic Allocation

Table Summary
Country	% of Net Assets
United States	56.1
Germany	2.1
Netherlands	1.5
France	1.0
Italy	1.0
Finland	0.8
Japan	0.8
Hong Kong	0.5
Norway	0.4
Australia	0.3
Others	(1.8)

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Total Return Swaps	5	0
Forward Foreign Currency Exchange Contracts	26	17
Futures Contracts	51	0
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Long-Short Equity Fund

Class N: QLENX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$331	6.79%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$7,978,656,302
  Total Number of Portfolio Holdings1,948
  Portfolio Turnover Rate (excludes certain derivatives, if any)144%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	2.5
Health Care	(2.6)
Utilities	(4.2)
Real Estate	(4.3)
Energy	5.1
Information Technology	5.3
Industrials	6.2
Consumer Staples	(6.5)
Financials	7.0
Investment Companies	22.5
U.S. Treasury Obligations	31.7

Geographic Allocation

Table Summary
Country	% of Net Assets
United States	56.1
Germany	2.1
Netherlands	1.5
France	1.0
Italy	1.0
Finland	0.8
Japan	0.8
Hong Kong	0.5
Norway	0.4
Australia	0.3
Others	(1.8)

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Total Return Swaps	5	0
Forward Foreign Currency Exchange Contracts	26	17
Futures Contracts	51	0
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Long-Short Equity Fund

Class R6: QLERX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Long-Short Equity Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$313	6.43%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$7,978,656,302
  Total Number of Portfolio Holdings1,948
  Portfolio Turnover Rate (excludes certain derivatives, if any)144%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	2.5
Health Care	(2.6)
Utilities	(4.2)
Real Estate	(4.3)
Energy	5.1
Information Technology	5.3
Industrials	6.2
Consumer Staples	(6.5)
Financials	7.0
Investment Companies	22.5
U.S. Treasury Obligations	31.7

Geographic Allocation

Table Summary
Country	% of Net Assets
United States	56.1
Germany	2.1
Netherlands	1.5
France	1.0
Italy	1.0
Finland	0.8
Japan	0.8
Hong Kong	0.5
Norway	0.4
Australia	0.3
Others	(1.8)

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Total Return Swaps	5	0
Forward Foreign Currency Exchange Contracts	26	17
Futures Contracts	51	0
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR LSE Fusion Fund

Class I: QLFIX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR LSE Fusion Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$446	9.22%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$19,146,781
  Total Number of Portfolio Holdings1,806
  Portfolio Turnover Rate (excludes certain derivatives, if any)172%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	(1.2)
Consumer Discretionary	(1.4)
Utilities	(1.6)
Energy	2.7
Real Estate	(4.8)
Industrials	5.3
Consumer Staples	(8.0)
Financials	8.0
Information Technology	8.9
Investment Companies	26.8
U.S. Treasury Obligations	29.6

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	325.3	(316.2)
U.S. Treasury Obligations	29.6	0.0
Investment Companies	26.8	0.0
Preferred Stocks	0.0	(1.2)
Rights	0.0Footnote Reference†	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Forward Foreign Currency Exchange Contracts	9	13
Futures Contracts	78	0
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR LSE Fusion Fund

Class N: QLFNX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR LSE Fusion Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$458	9.47%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$19,146,781
  Total Number of Portfolio Holdings1,806
  Portfolio Turnover Rate (excludes certain derivatives, if any)172%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	(1.2)
Consumer Discretionary	(1.4)
Utilities	(1.6)
Energy	2.7
Real Estate	(4.8)
Industrials	5.3
Consumer Staples	(8.0)
Financials	8.0
Information Technology	8.9
Investment Companies	26.8
U.S. Treasury Obligations	29.6

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	325.3	(316.2)
U.S. Treasury Obligations	29.6	0.0
Investment Companies	26.8	0.0
Preferred Stocks	0.0	(1.2)
Rights	0.0Footnote Reference†	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Forward Foreign Currency Exchange Contracts	9	13
Futures Contracts	78	0
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR LSE Fusion Fund

Class R6: QLFRX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR LSE Fusion Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$442	9.12%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$19,146,781
  Total Number of Portfolio Holdings1,806
  Portfolio Turnover Rate (excludes certain derivatives, if any)172%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	(1.2)
Consumer Discretionary	(1.4)
Utilities	(1.6)
Energy	2.7
Real Estate	(4.8)
Industrials	5.3
Consumer Staples	(8.0)
Financials	8.0
Information Technology	8.9
Investment Companies	26.8
U.S. Treasury Obligations	29.6

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	325.3	(316.2)
U.S. Treasury Obligations	29.6	0.0
Investment Companies	26.8	0.0
Preferred Stocks	0.0	(1.2)
Rights	0.0Footnote Reference†	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Forward Foreign Currency Exchange Contracts	9	13
Futures Contracts	78	0
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Macro Opportunities Fund

Class I: QGMIX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$62	1.23%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,038,292,798
  Total Number of Portfolio Holdings724
  Portfolio Turnover Rate (excludes certain derivatives, if any)25%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Repurchase Agreements	0.8
Reverse Repurchase Agreements	(2.6)
Consumer Staples	5.7
U.S. Treasury Obligations	41.7
Investment Companies	46.7

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Investment Companies	46.7	0.0
U.S. Treasury Obligations	41.7	0.0
Common Stocks	5.7	0.0
Reverse Repurchase Agreements	0.0	(2.6)
Repurchase Agreements	0.8	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Interest Rate Swaps	26	22
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	7	8
Futures Contracts	17	19
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Macro Opportunities Fund

Class N: QGMNX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$74	1.49%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,038,292,798
  Total Number of Portfolio Holdings724
  Portfolio Turnover Rate (excludes certain derivatives, if any)25%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Repurchase Agreements	0.8
Reverse Repurchase Agreements	(2.6)
Consumer Staples	5.7
U.S. Treasury Obligations	41.7
Investment Companies	46.7

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Investment Companies	46.7	0.0
U.S. Treasury Obligations	41.7	0.0
Common Stocks	5.7	0.0
Reverse Repurchase Agreements	0.0	(2.6)
Repurchase Agreements	0.8	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Interest Rate Swaps	26	22
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	7	8
Futures Contracts	17	19
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Macro Opportunities Fund

Class R6: QGMRX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Macro Opportunities Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$57	1.13%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,038,292,798
  Total Number of Portfolio Holdings724
  Portfolio Turnover Rate (excludes certain derivatives, if any)25%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Repurchase Agreements	0.8
Reverse Repurchase Agreements	(2.6)
Consumer Staples	5.7
U.S. Treasury Obligations	41.7
Investment Companies	46.7

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Investment Companies	46.7	0.0
U.S. Treasury Obligations	41.7	0.0
Common Stocks	5.7	0.0
Reverse Repurchase Agreements	0.0	(2.6)
Repurchase Agreements	0.8	0.0

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Interest Rate Swaps	26	22
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	7	8
Futures Contracts	17	19
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Managed Futures Strategy Fund

Class I: AQMIX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$163	3.14%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$3,201,254,928
  Total Number of Portfolio Holdings2,118
  Portfolio Turnover Rate (excludes certain derivatives, if any)221%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	0.1
Energy	(0.4)
Real Estate	(1.0)
Consumer Discretionary	(1.3)
Utilities	1.3
Materials	(1.4)
Health Care	(1.4)
Financials	2.1
Information Technology	2.1
Investment Companies	17.3
U.S. Treasury Obligations	56.4

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	83.7	(83.4)
U.S. Treasury Obligations	56.4	0.0
Investment Companies	17.3	0.0
Preferred Stocks	0.0	(0.2)
Rights	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Interest Rate Swaps	24	10
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	13	17
Futures Contracts	14	22
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Managed Futures Strategy Fund

Class N: AQMNX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$177	3.41%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$3,201,254,928
  Total Number of Portfolio Holdings2,118
  Portfolio Turnover Rate (excludes certain derivatives, if any)221%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	0.1
Energy	(0.4)
Real Estate	(1.0)
Consumer Discretionary	(1.3)
Utilities	1.3
Materials	(1.4)
Health Care	(1.4)
Financials	2.1
Information Technology	2.1
Investment Companies	17.3
U.S. Treasury Obligations	56.4

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	83.7	(83.4)
U.S. Treasury Obligations	56.4	0.0
Investment Companies	17.3	0.0
Preferred Stocks	0.0	(0.2)
Rights	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Interest Rate Swaps	24	10
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	13	17
Futures Contracts	14	22
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Managed Futures Strategy Fund

Class R6: AQMRX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$158	3.05%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$3,201,254,928
  Total Number of Portfolio Holdings2,118
  Portfolio Turnover Rate (excludes certain derivatives, if any)221%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	0.1
Energy	(0.4)
Real Estate	(1.0)
Consumer Discretionary	(1.3)
Utilities	1.3
Materials	(1.4)
Health Care	(1.4)
Financials	2.1
Information Technology	2.1
Investment Companies	17.3
U.S. Treasury Obligations	56.4

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	83.7	(83.4)
U.S. Treasury Obligations	56.4	0.0
Investment Companies	17.3	0.0
Preferred Stocks	0.0	(0.2)
Rights	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Interest Rate Swaps	24	10
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	13	17
Futures Contracts	14	22
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Managed Futures Strategy HV Fund

Class I: QMHIX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$232	4.43%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,627,518,350
  Total Number of Portfolio Holdings2,199
  Portfolio Turnover Rate (excludes certain derivatives, if any)224%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	(1.3)
Communication Services	(1.3)
Energy	(1.7)
Materials	(2.2)
Industrials	2.6
Information Technology	2.8
Financials	2.9
Health Care	(2.9)
Consumer Discretionary	(3.1)
Investment Companies	17.5
U.S. Treasury Obligations	52.5

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	118.7	(122.7)
U.S. Treasury Obligations	52.5	0.0
Investment Companies	17.5	0.0
Preferred Stocks	0.0	(0.2)
Rights	0.0Footnote Reference†	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Interest Rate Swaps	24	9
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	12	16
Futures Contracts	15	23
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Managed Futures Strategy HV Fund

Class N: QMHNX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$245	4.69%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,627,518,350
  Total Number of Portfolio Holdings2,199
  Portfolio Turnover Rate (excludes certain derivatives, if any)224%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	(1.3)
Communication Services	(1.3)
Energy	(1.7)
Materials	(2.2)
Industrials	2.6
Information Technology	2.8
Financials	2.9
Health Care	(2.9)
Consumer Discretionary	(3.1)
Investment Companies	17.5
U.S. Treasury Obligations	52.5

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	118.7	(122.7)
U.S. Treasury Obligations	52.5	0.0
Investment Companies	17.5	0.0
Preferred Stocks	0.0	(0.2)
Rights	0.0Footnote Reference†	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Interest Rate Swaps	24	9
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	12	16
Futures Contracts	15	23
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Managed Futures Strategy HV Fund

Class R6: QMHRX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Managed Futures Strategy HV Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$227	4.33%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,627,518,350
  Total Number of Portfolio Holdings2,199
  Portfolio Turnover Rate (excludes certain derivatives, if any)224%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	(1.3)
Communication Services	(1.3)
Energy	(1.7)
Materials	(2.2)
Industrials	2.6
Information Technology	2.8
Financials	2.9
Health Care	(2.9)
Consumer Discretionary	(3.1)
Investment Companies	17.5
U.S. Treasury Obligations	52.5

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	118.7	(122.7)
U.S. Treasury Obligations	52.5	0.0
Investment Companies	17.5	0.0
Preferred Stocks	0.0	(0.2)
Rights	0.0Footnote Reference†	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Interest Rate Swaps	24	9
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	12	16
Futures Contracts	15	23
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR MS Fusion Fund

Class I: QMFIX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR MS Fusion Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$360	7.07%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$24,972,694
  Total Number of Portfolio Holdings2,354
  Portfolio Turnover Rate (excludes certain derivatives, if any)161%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	0.0Footnote Reference†
Health Care	0.6
Utilities	0.7
Materials	(0.8)
Reverse Repurchase Agreements	(1.2)
Communication Services	(2.4)
Industrials	2.4
Consumer Staples	(2.7)
Information Technology	4.1
U.S. Treasury Obligations	23.6
Investment Companies	30.6
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	192.7	(190.4)
Investment Companies	30.6	0.0
U.S. Treasury Obligations	23.6	0.0
Reverse Repurchase Agreements	0.0	(1.2)
Preferred Stocks	0.0	(0.8)
Repurchase Agreements	0.4	0.0
Rights	0.0Footnote Reference†	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Interest Rate Swaps	28	25
Forward Foreign Currency Exchange Contracts	8	9
Futures Contracts	18	12
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR MS Fusion Fund

Class N: QMFNX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR MS Fusion Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$372	7.31%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$24,972,694
  Total Number of Portfolio Holdings2,354
  Portfolio Turnover Rate (excludes certain derivatives, if any)161%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	0.0Footnote Reference†
Health Care	0.6
Utilities	0.7
Materials	(0.8)
Reverse Repurchase Agreements	(1.2)
Communication Services	(2.4)
Industrials	2.4
Consumer Staples	(2.7)
Information Technology	4.1
U.S. Treasury Obligations	23.6
Investment Companies	30.6
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	192.7	(190.4)
Investment Companies	30.6	0.0
U.S. Treasury Obligations	23.6	0.0
Reverse Repurchase Agreements	0.0	(1.2)
Preferred Stocks	0.0	(0.8)
Repurchase Agreements	0.4	0.0
Rights	0.0Footnote Reference†	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Interest Rate Swaps	28	25
Forward Foreign Currency Exchange Contracts	8	9
Futures Contracts	18	12
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR MS Fusion Fund

Class R6: QMFRX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR MS Fusion Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$354	6.95%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$24,972,694
  Total Number of Portfolio Holdings2,354
  Portfolio Turnover Rate (excludes certain derivatives, if any)161%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	0.0Footnote Reference†
Health Care	0.6
Utilities	0.7
Materials	(0.8)
Reverse Repurchase Agreements	(1.2)
Communication Services	(2.4)
Industrials	2.4
Consumer Staples	(2.7)
Information Technology	4.1
U.S. Treasury Obligations	23.6
Investment Companies	30.6
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	192.7	(190.4)
Investment Companies	30.6	0.0
U.S. Treasury Obligations	23.6	0.0
Reverse Repurchase Agreements	0.0	(1.2)
Preferred Stocks	0.0	(0.8)
Repurchase Agreements	0.4	0.0
Rights	0.0Footnote Reference†	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Interest Rate Swaps	28	25
Forward Foreign Currency Exchange Contracts	8	9
Futures Contracts	18	12
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR MS Fusion HV Fund

Class I: QHFIX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR MS Fusion HV Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$556	11.43%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$70,020,918
  Total Number of Portfolio Holdings2,467
  Portfolio Turnover Rate (excludes certain derivatives, if any)185%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	0.0Footnote Reference†
Communication Services	(1.9)
Reverse Repurchase Agreements	(2.8)
Materials	(4.1)
Real Estate	(5.0)
Industrials	6.1
Financials	7.9
Information Technology	9.1
Consumer Staples	(9.2)
Investment Companies	13.2
U.S. Treasury Obligations	21.5
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	330.7	(327.1)
U.S. Treasury Obligations	21.5	0.0
Investment Companies	13.2	0.0
Reverse Repurchase Agreements	0.0	(2.8)
Preferred Stocks	0.0	(1.6)
Repurchase Agreements	0.9	0.0
Rights	0.0Footnote Reference†	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Interest Rate Swaps	29	24
Forward Foreign Currency Exchange Contracts	8	10
Futures Contracts	15	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR MS Fusion HV Fund

Class N: QHFNX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR MS Fusion HV Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$568	11.68%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$70,020,918
  Total Number of Portfolio Holdings2,467
  Portfolio Turnover Rate (excludes certain derivatives, if any)185%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	0.0Footnote Reference†
Communication Services	(1.9)
Reverse Repurchase Agreements	(2.8)
Materials	(4.1)
Real Estate	(5.0)
Industrials	6.1
Financials	7.9
Information Technology	9.1
Consumer Staples	(9.2)
Investment Companies	13.2
U.S. Treasury Obligations	21.5
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	330.7	(327.1)
U.S. Treasury Obligations	21.5	0.0
Investment Companies	13.2	0.0
Reverse Repurchase Agreements	0.0	(2.8)
Preferred Stocks	0.0	(1.6)
Repurchase Agreements	0.9	0.0
Rights	0.0Footnote Reference†	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Interest Rate Swaps	29	24
Forward Foreign Currency Exchange Contracts	8	10
Futures Contracts	15	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR MS Fusion HV Fund

Class R6: QHFRX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR MS Fusion HV Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$551	11.31%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$70,020,918
  Total Number of Portfolio Holdings2,467
  Portfolio Turnover Rate (excludes certain derivatives, if any)185%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	0.0Footnote Reference†
Communication Services	(1.9)
Reverse Repurchase Agreements	(2.8)
Materials	(4.1)
Real Estate	(5.0)
Industrials	6.1
Financials	7.9
Information Technology	9.1
Consumer Staples	(9.2)
Investment Companies	13.2
U.S. Treasury Obligations	21.5
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	330.7	(327.1)
U.S. Treasury Obligations	21.5	0.0
Investment Companies	13.2	0.0
Reverse Repurchase Agreements	0.0	(2.8)
Preferred Stocks	0.0	(1.6)
Repurchase Agreements	0.9	0.0
Rights	0.0Footnote Reference†	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Interest Rate Swaps	29	24
Forward Foreign Currency Exchange Contracts	8	10
Futures Contracts	15	13
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Multi-Asset Fund

Class I: AQRIX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$51	0.98%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$2,751,995,613
  Total Number of Portfolio Holdings1,055
  Portfolio Turnover Rate (excludes certain derivatives, if any)68%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	1.9
Communication Services	2.7
Consumer Discretionary	2.7
Energy	2.7
Industrials	3.2
Health Care	3.4
Foreign Government Securities	7.5
Financials	8.7
Information Technology	14.7
Investment Companies	20.5
U.S. Treasury Obligations	26.5

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	52.2	(12.2)
U.S. Treasury Obligations	26.5	0.0
Investment Companies	20.5	0.0
Foreign Government Securities	7.5	0.0
Preferred Stocks	0.0Footnote Reference†	(0.0)Footnote Reference†
Rights	0.0Footnote Reference†	0.0
Warrants	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Total Return Swaps	2	1
Forward Foreign Currency Exchange Contracts	20	25
Futures Contracts	40	12
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Multi-Asset Fund

Class N: AQRNX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$64	1.23%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$2,751,995,613
  Total Number of Portfolio Holdings1,055
  Portfolio Turnover Rate (excludes certain derivatives, if any)68%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	1.9
Communication Services	2.7
Consumer Discretionary	2.7
Energy	2.7
Industrials	3.2
Health Care	3.4
Foreign Government Securities	7.5
Financials	8.7
Information Technology	14.7
Investment Companies	20.5
U.S. Treasury Obligations	26.5

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	52.2	(12.2)
U.S. Treasury Obligations	26.5	0.0
Investment Companies	20.5	0.0
Foreign Government Securities	7.5	0.0
Preferred Stocks	0.0Footnote Reference†	(0.0)Footnote Reference†
Rights	0.0Footnote Reference†	0.0
Warrants	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Total Return Swaps	2	1
Forward Foreign Currency Exchange Contracts	20	25
Futures Contracts	40	12
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Multi-Asset Fund

Class R6: AQRRX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Multi-Asset Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$44	0.85%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$2,751,995,613
  Total Number of Portfolio Holdings1,055
  Portfolio Turnover Rate (excludes certain derivatives, if any)68%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	1.9
Communication Services	2.7
Consumer Discretionary	2.7
Energy	2.7
Industrials	3.2
Health Care	3.4
Foreign Government Securities	7.5
Financials	8.7
Information Technology	14.7
Investment Companies	20.5
U.S. Treasury Obligations	26.5

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	52.2	(12.2)
U.S. Treasury Obligations	26.5	0.0
Investment Companies	20.5	0.0
Foreign Government Securities	7.5	0.0
Preferred Stocks	0.0Footnote Reference†	(0.0)Footnote Reference†
Rights	0.0Footnote Reference†	0.0
Warrants	0.0	0.0Footnote Reference(a)
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.
Footnote(a)	Securities have zero values.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Total Return Swaps	2	1
Forward Foreign Currency Exchange Contracts	20	25
Futures Contracts	40	12
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Risk-Balanced Commodities Strategy Fund

Class I: ARCIX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$52	0.99%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,579,626,719
  Total Number of Portfolio Holdings75
  Portfolio Turnover Rate (excludes certain derivatives, if any)0%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Net Derivative Exposure by Sector

Table Summary
Value	Value
Energies	19.44%
Grains	22.79%
Industrial Metals	23.31%
Precious Metals	19.95%
Softs	11.89%
Livestock	2.62%

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Total Return Swaps	19	3
Futures Contracts	67	12
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Risk-Balanced Commodities Strategy Fund

Class N: ARCNX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$65	1.25%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,579,626,719
  Total Number of Portfolio Holdings75
  Portfolio Turnover Rate (excludes certain derivatives, if any)0%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Net Derivative Exposure by Sector

Table Summary
Value	Value
Energies	19.44%
Grains	22.79%
Industrial Metals	23.31%
Precious Metals	19.95%
Softs	11.89%
Livestock	2.62%

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Total Return Swaps	19	3
Futures Contracts	67	12
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Risk-Balanced Commodities Strategy Fund

Class R6: QRCRX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Risk-Balanced Commodities Strategy Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$46	0.88%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$1,579,626,719
  Total Number of Portfolio Holdings75
  Portfolio Turnover Rate (excludes certain derivatives, if any)0%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Net Derivative Exposure by Sector

Table Summary
Value	Value
Energies	19.44%
Grains	22.79%
Industrial Metals	23.31%
Precious Metals	19.95%
Softs	11.89%
Livestock	2.62%

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Total Return Swaps	19	3
Futures Contracts	67	12
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Style Premia Alternative Fund

Class I: QSPIX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$325	6.19%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$2,564,618,908
  Total Number of Portfolio Holdings2,237
  Portfolio Turnover Rate (excludes certain derivatives, if any)101%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	0.5
Materials	(1.5)
Energy	1.7
Consumer Staples	(2.8)
Real Estate	(3.3)
Industrials	3.3
Financials	4.5
Consumer Discretionary	(5.8)
Information Technology	12.1
U.S. Treasury Obligations	21.2
Investment Companies	23.2

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	208.6	(199.5)
Investment Companies	23.2	0.0
U.S. Treasury Obligations	21.2	0.0
Preferred Stocks	0.1	(0.5)
Rights	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Interest Rate Swaps	29	22
Total Return Swaps	2	0
Forward Foreign Currency Exchange Contracts	12	12
Futures Contracts	10	12
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Style Premia Alternative Fund

Class N: QSPNX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$339	6.46%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$2,564,618,908
  Total Number of Portfolio Holdings2,237
  Portfolio Turnover Rate (excludes certain derivatives, if any)101%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	0.5
Materials	(1.5)
Energy	1.7
Consumer Staples	(2.8)
Real Estate	(3.3)
Industrials	3.3
Financials	4.5
Consumer Discretionary	(5.8)
Information Technology	12.1
U.S. Treasury Obligations	21.2
Investment Companies	23.2

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	208.6	(199.5)
Investment Companies	23.2	0.0
U.S. Treasury Obligations	21.2	0.0
Preferred Stocks	0.1	(0.5)
Rights	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Interest Rate Swaps	29	22
Total Return Swaps	2	0
Forward Foreign Currency Exchange Contracts	12	12
Futures Contracts	10	12
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Style Premia Alternative Fund

Class R6: QSPRX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Style Premia Alternative Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$320	6.10%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$2,564,618,908
  Total Number of Portfolio Holdings2,237
  Portfolio Turnover Rate (excludes certain derivatives, if any)101%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	0.5
Materials	(1.5)
Energy	1.7
Consumer Staples	(2.8)
Real Estate	(3.3)
Industrials	3.3
Financials	4.5
Consumer Discretionary	(5.8)
Information Technology	12.1
U.S. Treasury Obligations	21.2
Investment Companies	23.2

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	208.6	(199.5)
Investment Companies	23.2	0.0
U.S. Treasury Obligations	21.2	0.0
Preferred Stocks	0.1	(0.5)
Rights	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Interest Rate Swaps	29	22
Total Return Swaps	2	0
Forward Foreign Currency Exchange Contracts	12	12
Futures Contracts	10	12
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Trend Total Return Fund

Class I: QNZIX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Trend Total Return Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$159	3.03%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$392,436,125
  Total Number of Portfolio Holdings2,240
  Portfolio Turnover Rate (excludes certain derivatives, if any)287%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	(0.7)
Communication Services	(0.8)
Materials	(1.2)
Consumer Staples	(1.6)
Industrials	1.6
Financials	2.1
Health Care	(2.1)
Information Technology	2.4
Consumer Discretionary	(2.4)
Investment Companies	37.5
U.S. Treasury Obligations	40.7

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	84.1	(86.7)
U.S. Treasury Obligations	40.7	0.0
Investment Companies	37.5	0.0
Preferred Stocks	0.0	(0.1)
Rights	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Interest Rate Swaps	22	9
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	12	16
Futures Contracts	18	21
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Trend Total Return Fund

Class N: QNZNX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Trend Total Return Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class N	$172	3.28%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$392,436,125
  Total Number of Portfolio Holdings2,240
  Portfolio Turnover Rate (excludes certain derivatives, if any)287%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	(0.7)
Communication Services	(0.8)
Materials	(1.2)
Consumer Staples	(1.6)
Industrials	1.6
Financials	2.1
Health Care	(2.1)
Information Technology	2.4
Consumer Discretionary	(2.4)
Investment Companies	37.5
U.S. Treasury Obligations	40.7

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	84.1	(86.7)
U.S. Treasury Obligations	40.7	0.0
Investment Companies	37.5	0.0
Preferred Stocks	0.0	(0.1)
Rights	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Interest Rate Swaps	22	9
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	12	16
Futures Contracts	18	21
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

AQR Trend Total Return Fund

Class R6: QNZRX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the AQR Trend Total Return Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$153	2.90%
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Net Assets$392,436,125
  Total Number of Portfolio Holdings2,240
  Portfolio Turnover Rate (excludes certain derivatives, if any)287%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund as of June 30, 2026, excluding derivatives unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Value	Value
Others	(0.7)
Communication Services	(0.8)
Materials	(1.2)
Consumer Staples	(1.6)
Industrials	1.6
Financials	2.1
Health Care	(2.1)
Information Technology	2.4
Consumer Discretionary	(2.4)
Investment Companies	37.5
U.S. Treasury Obligations	40.7

Security Type as % of Net Assets

Table Summary
Asset Type	Long	Short
Common Stocks	84.1	(86.7)
U.S. Treasury Obligations	40.7	0.0
Investment Companies	37.5	0.0
Preferred Stocks	0.0	(0.1)
Rights	0.0Footnote Reference†	0.0
Footnote	Description
Footnote†	Represents less than 0.05% of net assets.

Derivative Exposure by Notional ValueFootnote Reference*

Table Summary
Value	Long	Short
Interest Rate Swaps	22	9
Credit Default Swaps	0	1
Forward Foreign Currency Exchange Contracts	12	16
Futures Contracts	18	21
Footnote	Description
Footnote*	Percentage of total gross value of notional exposure of derivatives. Excludes derivatives representing less than 0.5% of total gross notional value.

Availability of Additional Information

Additional information is available at 1-866-290-2688 and https://funds.aqr.com/fund-documents, including the Fund's:

• Prospectus

• Statement of Additional Information

• Portfolio Holdings

AQR Funds are distributed by ALPS Distributors, Inc.

• Financial Statements & Other Information

• Proxy Voting Report

• Updated Fund Performance

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments
(a) Schedule is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.
(b) The Registrant made no divestments of securities in accordance with Section 13(c) of the 1940 Act.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Semi-Annual Report
June 30, 2026 (Unaudited)
AQR Alternative Risk Premia Fund
AQR CVX Fusion Fund
AQR Diversified Arbitrage Fund
AQR Diversifying Strategies Fund
AQR Equity Market Neutral Fund
AQR Long-Short Equity Fund
AQR LSE Fusion Fund
AQR Macro Opportunities Fund
AQR Managed Futures Strategy Fund
AQR Managed Futures Strategy HV Fund
AQR MS Fusion Fund
AQR MS Fusion HV Fund
AQR Multi-Asset Fund
AQR Risk-Balanced Commodities Strategy Fund
AQR Style Premia Alternative Fund
AQR Trend Total Return Fund

Table of Contents
Schedule of Investments
AQR Alternative Risk Premia Fund
...................................................................
2
AQR CVX Fusion Fund
...........................................................................
32
AQR Diversified Arbitrage Fund
.....................................................................
62
AQR Diversifying Strategies Fund
...................................................................
87
AQR Equity Market Neutral Fund
....................................................................
88
AQR Long-Short Equity Fund
.......................................................................
110
AQR LSE Fusion Fund
...........................................................................
135
AQR Macro Opportunities Fund
.....................................................................
155
AQR Managed Futures Strategy Fund
................................................................
179
AQR Managed Futures Strategy HV Fund
.............................................................
215
AQR MS Fusion Fund
............................................................................
246
AQR MS Fusion HV Fund
.........................................................................
283
AQR Multi-Asset Fund
............................................................................
323
AQR Risk-Balanced Commodities Strategy Fund
........................................................
341
AQR Style Premia Alternative Fund
..................................................................
344
AQR Trend Total Return Fund
......................................................................
380
Financial Statements and Notes
........................................................................
420
Other Information (Unaudited)
.........................................................................
525

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 228.6%
COMMON STOCKS - 175.0%
Australia - 4 .4%
AGL Energy Ltd. (2)(a) 69,611 402,786
ANZ Group Holdings Ltd. (2)(a) 56,285 1,373,602
Aristocrat Leisure Ltd. (2)(a) 39,382 1,668,910
Aurizon Holdings Ltd. (2)(a) 467,096 1,351,077
BHP Group Ltd. (2)(a) 43,216 1,800,939
BlueScope Steel Ltd. (2)(a) 35,096 776,249
Brambles Ltd. (2)(a) 69,998 945,119
Dyno Nobel Ltd. (2)(a) 169,581 460,117
Evolution Mining Ltd. (2)(a) 331,891 2,744,324
Fortescue Ltd. (2)(a) 38,928 518,143
Harvey Norman Holdings Ltd. (2)(a) 89,196 297,866
JB Hi-Fi Ltd. (2)(a) 18,467 1,026,829
Lendlease Corp. Ltd. (2)(a) 167,919 375,755
Liontown Ltd. (2)*(a) 973,024 1,146,998
Lynas Rare Earths Ltd. (2)*(a) 28,268 354,703
Medibank Pvt Ltd. (2)(a) 100,309 344,638
OceanaGold Corp. (a) 24,959 625,625
Orica Ltd. (2)(a) 29,739 487,710
Origin Energy Ltd. (2)(a) 39,206 298,008
PLS Group Ltd. (2)*(a) 72,296 253,343
Pro Medicus Ltd. (2)(a) 10,971 1,551,009
QBE Insurance Group Ltd. (2)(a) 186,034 3,236,087
Qube Holdings Ltd. (a) 70,047 247,335
REA Group Ltd. (2)(a) 2,277 219,352
Reece Ltd. (2)(a) 27,048 322,736
Santos Ltd. (2)(a) 169,823 842,472
South32 Ltd. (2)(a) 235,727 640,094
Suncorp Group Ltd. (2)(a) 42,716 569,880
Technology One Ltd. (2)(a) 16,669 341,965
Telstra Group Ltd. (2)(a) 353,735 1,240,503
Wesfarmers Ltd. (2)(a) 24,233 1,516,581
Westpac Banking Corp. (2)(a) 43,128 1,050,842
Worley Ltd. (2)(a) 114,380 878,753
Yancoal Australia Ltd. (2)(a) 148,290 563,395
30,473,745
Austria - 0 .0% †
Mondi plc (2)(a) 8,263 75,017
Belgium - 0 .5%
Ageas SA/NV (2)(a) 18,616 1,489,480
KBC Group NV (2)(a) 4,758 649,856
Liberty Global Ltd., Class A *(a) 78,175 888,850
Umicore SA (2)(a) 25,772 597,900
3,626,086
Brazil - 0 .1%
Yara International ASA (2) 16,896 743,050
Burkina Faso - 0 .1%
IAMGOLD Corp. * 53,901 855,499
Canada - 8 .3%
Agnico Eagle Mines Ltd. (a) 14,259 2,215,486
AltaGas Ltd. (a) 27,778 1,026,116
Aritzia, Inc. *(a) 17,203 1,896,970
Bank of Montreal (a) 6,934 1,225,557
Bank of Nova Scotia (The) (a) 25,164 2,187,179
Barrick Mining Corp. (a) 39,126 1,438,689
INVESTMENTS SHARES VALUE ($)
Canada - 8.3% (continued)
Bombardier, Inc., Class B *(a)(b) 8,978 2,067,108
Brookfield Renewable Corp. (a)(b) 4,090 152,036
Canadian Imperial Bank of
Commerce (a) 17,353 1,998,302
Canadian Tire Corp. Ltd., Class A
(a)(b) 9,953 1,370,928
Capital Power Corp. (a) 8,371 436,242
CCL Industries, Inc., Class B (a) 12,309 802,548
Cenovus Energy, Inc. (a) 73,116 1,814,174
CGI, Inc. (a)(b) 2,216 143,233
DPM Metals, Inc. (a) 20,614 669,474
Emera, Inc. (a) 26,608 1,411,401
Empire Co. Ltd., Class A (a) 23,949 838,743
Equinox Gold Corp. (a) 27,963 272,483
Fairfax Financial Holdings Ltd. (a) 1,359 2,235,286
Finning International, Inc. (a) 14,439 1,019,918
First Majestic Silver Corp. (a) 43,709 742,121
Fortis, Inc. (a) 9,349 535,594
George Weston Ltd. (a) 5,938 426,221
Hudbay Minerals, Inc. (a) 11,453 270,447
Hydro One Ltd. (a)(c) 14,796 610,306
iA Financial Corp., Inc. (a) 7,235 998,999
IGM Financial, Inc. (a) 10,007 558,684
Imperial Oil Ltd. (a) 8,317 933,944
Kinross Gold Corp. (a) 103,833 2,458,461
Loblaw Cos. Ltd. (a) 7,621 345,733
Lundin Gold, Inc. (a) 31,172 1,681,629
LunR Royalties Corp. * 6,510 86,754
Magna International, Inc. (a) 53,313 3,505,707
Manulife Financial Corp. (a) 76,009 3,082,698
Nutrien Ltd. (a) 7,638 481,195
Onex Corp. (a) 5,144 384,680
Open Text Corp. (a) 28,167 623,418
Pan American Silver Corp. (a) 2,917 130,769
Quebecor, Inc., Class B (a) 30,652 1,462,954
Royal Bank of Canada (a)(b) 16,819 3,482,745
Saputo, Inc. (a) 9,960 288,494
Stantec, Inc. (a) 3,866 266,647
Sun Life Financial, Inc. (a) 13,411 1,052,928
Suncor Energy, Inc. (a) 59,339 3,192,360
TFI International, Inc. (a) 2,299 330,930
TMX Group Ltd. (a) 11,408 373,470
Toromont Industries Ltd. (a) 5,640 927,453
Toronto-Dominion Bank (The) (a) 15,820 1,923,498
Tourmaline Oil Corp. (a) 14,447 604,059
Whitecap Resources, Inc. (a) 43,385 450,598
57,435,369
China - 0 .4%
BOC Hong Kong Holdings Ltd. (2) 47,000 255,047
Prosus NV (2)(a)(b) 7,140 310,259
Wilmar International Ltd. (2) 266,500 743,770
Yangzijiang Shipbuilding Holdings
Ltd. (2) 619,900 1,644,474
2,953,550
Denmark - 1 .3%
Danske Bank A/S (2)(a) 16,207 868,737
Genmab A/S (2)*(a) 1,028 281,829
ISS A/S (2)(a) 43,715 1,789,565

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Denmark - 1.3% (continued)
Jyske Bank A/S (Registered) (2)(a) 3,320 480,395
Pandora A/S (2)(a) 15,528 1,783,959
ROCKWOOL A/S, Class B (2)(a) 16,252 521,265
Royal Unibrew A/S (2)(a) 1,902 125,384
Tryg A/S (2)(a) 5,184 118,003
Vestas Wind Systems A/S (2)(a) 70,756 2,003,342
Zealand Pharma A/S (2)*(a) 23,147 1,027,508
8,999,987
Finland - 0 .7%
Elisa OYJ (2)(a) 5,241 219,950
Fortum OYJ (2)(a) 35,387 818,661
Kesko OYJ, Class B (2)(a) 8,718 194,911
Kone OYJ, Class B (2)(a)(b) 10,039 571,069
Metso OYJ (2)(a) 15,856 275,720
Nokia OYJ (2)(a) 36,146 482,051
Orion OYJ, Class B (2)(a) 4,110 337,626
Valmet OYJ (2)(a) 8,949 216,173
Wartsila OYJ Abp (2)(a) 43,585 1,664,606
4,780,767
France - 4 .8%
Alstom SA (2)*(a) 24,155 422,001
Amundi SA (2)(a)(b)(c) 7,816 750,289
Arkema SA (2)(a) 6,403 403,901
BNP Paribas SA (2)(a) 47,409 5,537,046
Bollore SE (2)(a) 55,745 258,458
Bouygues SA (2)(a) 27,966 1,561,727
Bureau Veritas SA (2)(a) 4,001 122,546
Capgemini SE (2)(a) 2,881 289,231
Carrefour SA (2)(a) 67,749 1,257,759
Cie de Saint-Gobain SA (2)(a)(b) 16,268 1,475,221
Credit Agricole SA (2)(a) 143,324 2,882,688
Dassault Aviation SA (2)(a) 3,125 1,026,512
Eiffage SA (2)(a) 18,966 2,797,583
Elis SA (2)(a) 3,901 120,842
Engie SA (2)(a) 25,165 792,056
Forvia SE (2)*(a) 39,091 391,380
Gaztransport Et Technigaz SA (2)
(a)(b) 1,472 311,952
Ipsen SA (2)(a) 4,114 792,846
Orange SA (2)(a) 50,156 945,881
Rexel SA (2)(a) 32,617 1,428,968
Safran SA (2)(a) 6,579 2,592,659
SEB SA (2)(a) 160 8,433
Societe Generale SA (2)(a) 39,227 3,471,988
Sodexo SA (2)(a)(b) 2,192 126,787
Technip Energies NV (2)(a)(b) 6,923 261,699
TotalEnergies SE (2)(a) 12,672 979,869
Veolia Environnement SA (2)(a)(b) 22,169 923,810
Vinci SA (2)(a) 7,555 1,103,394
Vivendi SE (2)(a) 26,903 66,449
33,103,975
Germany - 4 .5%
Allianz SE (Registered) (2)(a) 3,444 1,630,211
Aroundtown SA (2)*(a) 61,648 163,887
Aurubis AG (2)(a) 6,624 1,372,976
Bayerische Motoren Werke AG (2)
(a) 3,885 255,045
INVESTMENTS SHARES VALUE ($)
Germany - 4.5% (continued)
Bechtle AG (2)(a) 8,313 295,249
Brenntag SE (2)(a) 8,990 546,658
Continental AG (2)(a) 8,890 735,604
CTS Eventim AG & Co. KGaA (2)(a) 7,434 434,211
Deutsche Bank AG (Registered)
(2)(a) 88,762 3,006,103
Deutsche Lufthansa AG
(Registered) (2)(a) 212,377 2,433,597
Deutsche Post AG (2)(a) 13,479 819,475
E.ON SE (2)(a) 51,811 1,065,436
Evonik Industries AG (2)(a) 26,014 472,037
Freenet AG (2)(a) 14,425 371,820
Fresenius Medical Care AG (2)(a) 5,343 241,882
GEA Group AG (2)(a) 3,547 243,558
Hannover Rueck SE (2)(a) 892 247,027
Heidelberg Materials AG (2)(a) 6,954 1,326,615
HOCHTIEF AG (2)(a) 587 340,253
HUGO BOSS AG (2)(a) 24,321 1,044,853
KION Group AG (2)(a) 9,475 420,607
Knorr-Bremse AG (2)(a) 3,071 357,341
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 2,510 1,401,736
Nordex SE (2)*(a) 30,197 1,593,208
Schaeffler AG (2)(a) 10,906 106,153
Siemens Energy AG (2)(a) 44,426 8,469,440
Talanx AG (2)(a) 5,197 657,340
Zalando SE (2)*(a)(c) 45,046 1,305,255
31,357,577
Hong Kong - 0 .3%
Sun Hung Kai Properties Ltd. (2)(a) 37,500 539,750
Swire Pacific Ltd., Class A (2)(a) 10,000 104,455
WH Group Ltd. (2)(c) 1,107,500 1,174,299
Wharf Real Estate Investment Co.
Ltd. (2)(a) 35,000 95,585
1,914,089
Italy - 2 .7%
A2A SpA (2)(a) 395,649 1,020,445
Azimut Holding SpA (2)(a) 28,684 1,165,100
BPER Banca SpA (2)(a)(b) 58,341 916,602
Coca-Cola HBC AG (2)(a) 5,274 343,790
De' Longhi SpA (2)(a) 3,036 128,962
Eni SpA (2)(a) 18,972 445,115
Generali (2)(a)(b) 49,292 2,403,128
Hera SpA (2)(a) 154,497 644,416
Italgas SpA (a)(b) 60,099 695,962
Leonardo SpA (2)(a) 45,851 2,461,757
Pirelli & C SpA (2)*(a)(c) 31,952 241,987
Poste Italiane SpA (2)(a) 22,724 743,835
Reply SpA (2)(a) 2,683 281,075
Saipem SpA (2)(a) 573,272 2,882,121
UniCredit SpA (2)(a) 19,859 1,779,739
Unipol Assicurazioni SpA (2)(a) 76,631 2,141,873
18,295,907
Ivory Coast - 0 .1%
Endeavour Mining plc (2)(a) 11,270 552,016

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 17 .9%
ABC-Mart, Inc. (a) 7,100 122,289
Advantest Corp. (2)(a) 16,000 3,291,656
Aeon Co. Ltd. (2)(a)(b) 97,100 803,031
AGC, Inc. (2)(a) 21,600 933,322
Aisin Corp. (2)(a) 33,700 457,535
Allegro MicroSystems, Inc. *(a)(b) 8,991 625,953
ANA Holdings, Inc. (2)(a) 57,600 1,054,489
Asahi Group Holdings Ltd. (2)(a) 60,100 571,350
Asahi Kasei Corp. (2)(a) 122,900 1,366,905
Asics Corp. (2)(a) 63,300 1,721,678
Astellas Pharma, Inc. (2)(a) 217,000 2,902,736
Azbil Corp. (2)(a)(b) 37,300 397,232
Bandai Namco Holdings, Inc. (2)(a) 10,400 241,083
BayCurrent, Inc. (2)(a) 31,900 1,190,584
Bridgestone Corp. (2)(a) 21,700 457,558
Brother Industries Ltd. (2)(a) 25,700 584,642
Central Japan Railway Co. (2)(a) 104,700 2,234,825
Chubu Electric Power Co., Inc. (2)
(a) 105,500 1,993,355
CyberAgent, Inc. (2)(a) 207,800 1,751,860
Dai Nippon Printing Co. Ltd. (2)(a) 48,700 893,571
Daifuku Co. Ltd. (2)(a) 7,200 318,960
Daiichi Life Group, Inc. (2)(a) 178,600 1,950,088
Daito Trust Construction Co. Ltd.
(2)(a) 26,500 506,236
Daiwa House Industry Co. Ltd. (2)
(a) 8,500 230,322
Daiwa Securities Group, Inc. (2)(a) 65,400 648,620
ENEOS Holdings, Inc. (2)(a) 299,500 2,217,009
FANUC Corp. (2)(a) 29,000 1,335,337
Fukuoka Financial Group, Inc. (2)
(a) 9,300 394,528
Furukawa Electric Co. Ltd. (2)(a) 17,000 511,312
Hirose Electric Co. Ltd. (2)(a) 1,700 305,275
Hitachi Construction Machinery Co.
Ltd. (2)(a) 29,300 960,559
Hitachi Ltd. (2)(a) 9,000 249,085
Honda Motor Co. Ltd. (2)(a) 128,600 1,158,399
Idemitsu Kosan Co. Ltd. (2)(a) 157,000 1,159,809
Iida Group Holdings Co. Ltd. (2)(a) 19,700 265,690
Inpex Corp. (2)(a) 84,100 1,696,989
Isetan Mitsukoshi Holdings Ltd. (2)
(a) 9,500 242,652
ITOCHU Corp. (2)(a) 83,000 947,249
Iyogin Holdings, Inc. (2)(a) 9,700 189,885
Japan Airlines Co. Ltd. (2)(a) 18,200 318,034
Japan Post Bank Co. Ltd. (2)(a) 103,700 1,973,655
Japan Post Holdings Co. Ltd. (2)(a) 127,700 1,716,437
Japan Post Insurance Co. Ltd. (2)
(a)(b) 71,300 673,956
Japan Tobacco, Inc. (2)(a) 27,700 1,022,116
JFE Holdings, Inc. (2)(a) 52,200 503,965
Kajima Corp. (2)(a) 17,100 623,346
Kansai Electric Power Co., Inc.
(The) (2)(a) 88,900 1,256,322
Kao Corp. (2)(a) 30,400 602,488
Kawasaki Kisen Kaisha Ltd. (2)(a) 42,100 645,289
Keyence Corp. (2)(a) 2,300 1,162,621
Kinden Corp. (2)(a) 25,800 1,273,557
Kioxia Holdings Corp. (2)*(a) 2,400 1,394,952
INVESTMENTS SHARES VALUE ($)
Japan - 17.9% (continued)
Kirin Holdings Co. Ltd. (2)(a) 36,900 636,384
Kobe Steel Ltd. (2)(a) 67,600 784,119
Konami Group Corp. (2)(a) 2,300 251,958
Kyocera Corp. (2)(a) 40,300 893,775
Kyoto Financial Group, Inc. (2)(a) 9,300 258,792
Kyowa Kirin Co. Ltd. (2)(a) 22,600 359,697
Kyushu Electric Power Co., Inc. (2)
(a) 66,300 672,052
Makita Corp. (2)(a) 19,100 686,860
Marubeni Corp. (2)(a) 34,500 1,005,798
MatsukiyoCocokara & Co. (a) 41,900 618,856
Mazda Motor Corp. (2)(a) 116,600 779,830
McDonald's Holdings Co. Japan
Ltd. (a) 2,500 115,010
MINEBEA MITSUMI, Inc. (2)(a) 15,500 459,774
Mitsubishi Chemical Group Corp.
(2)(a) 287,700 2,018,774
Mitsubishi Electric Corp. (2)(a) 27,500 1,008,549
Mitsubishi HC Capital, Inc. (2)(a) 118,300 960,956
Mitsui Chemicals, Inc. (2)(a) 88,600 1,174,354
Mitsui Fudosan Co. Ltd. (2)(a) 91,400 847,134
MS&AD Insurance Group Holdings,
Inc. (2)(a) 34,800 902,015
Murata Manufacturing Co. Ltd. (2)
(a) 24,300 1,744,371
Nexon Co. Ltd. (2)(a) 75,300 1,000,744
NGK Corp. (2)(a) 17,300 815,335
NIDEC Corp. (2)*(a) 75,800 1,245,904
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 41,300 1,286,822
Nippon Steel Corp. (2)(a) 179,100 593,382
Nippon Yusen KK (2)(a) 36,400 1,177,335
Nitto Denko Corp. (2)(a) 85,100 1,674,239
Nomura Holdings, Inc. (2)(a) 261,100 2,292,440
Nomura Real Estate Holdings, Inc.
(2)(a) 16,300 93,936
Obayashi Corp. (2)(a) 29,500 596,152
Obic Co. Ltd. (2)(a) 67,200 1,578,180
Oji Holdings Corp. (2)(a) 209,200 1,027,710
Ono Pharmaceutical Co. Ltd. (2)(a) 87,500 1,286,203
Open House Group Co. Ltd. (2)(a)
(b) 6,100 318,528
Osaka Gas Co. Ltd. (2)(a) 42,600 1,435,340
Otsuka Corp. (2)(a) 58,500 1,001,544
Otsuka Holdings Co. Ltd. (2)(a) 17,200 1,144,818
Panasonic Holdings Corp. (2)(a) 46,800 1,316,643
Rakuten Group, Inc. (2)*(a) 444,000 2,072,449
Recruit Holdings Co. Ltd. (2)(a) 25,100 1,746,432
Renesas Electronics Corp. (2)(a) 49,000 1,512,574
Ricoh Co. Ltd. (2)(a) 16,400 142,888
Rohm Co. Ltd. (2)(a) 8,100 273,897
Ryohin Keikaku Co. Ltd. (2)(a) 31,800 695,086
Sanwa Holdings Corp. (2)(a) 9,000 210,998
SCREEN Holdings Co. Ltd. (2)(a) 12,700 1,424,646
Secom Co. Ltd. (2)(a)(b) 14,300 568,085
Seiko Epson Corp. (2)(a) 37,750 631,858
Sekisui Chemical Co. Ltd. (2)(a) 58,300 934,867
Shimamura Co. Ltd. (2)(a) 54,200 1,116,083
Shionogi & Co. Ltd. (2)(a) 29,700 507,470
Skylark Holdings Co. Ltd. (2)(a) 16,600 286,650

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 17.9% (continued)
SMC Corp. (2)(a) 1,900 849,464
Sojitz Corp. (2)(a) 25,520 818,681
Sompo Holdings, Inc. (2)(a) 24,900 945,958
Square Enix Holdings Co. Ltd. (2)
(a) 95,300 1,415,526
Subaru Corp. (2)(a) 73,500 1,075,327
Sumitomo Corp. (2)(a) 94,400 907,342
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 63,600 2,374,822
Suntory Beverage & Food Ltd. (2)
(a) 23,500 654,856
TBS Holdings, Inc. (2)(a) 11,000 424,213
TIS, Inc. (2)(a) 20,000 391,386
Toho Co. Ltd. (a) 43,700 349,530
Tokyo Century Corp. (2)(a) 24,800 382,325
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 1,042,400 2,978,539
Tokyo Gas Co. Ltd. (2)(a) 34,300 1,298,796
Tokyu Fudosan Holdings Corp. (2)
(a) 75,900 608,129
Toray Industries, Inc. (2)(a) 103,800 727,081
Tosoh Corp. (2)(a) 42,200 766,395
TOTO Ltd. (2)(a) 4,600 246,331
Toyo Suisan Kaisha Ltd. (2)(a)(b) 10,000 640,482
Toyota Tsusho Corp. (2)(a) 51,000 1,898,330
Trend Micro, Inc. (2)(a) 19,000 703,927
Yamazaki Baking Co. Ltd. (2)(a) 31,200 612,813
Yokogawa Electric Corp. (2)(a) 22,700 797,750
Zensho Holdings Co. Ltd. (2)(a)(b) 4,100 204,121
ZOZO, Inc. (a) 151,700 1,072,009
123,382,825
Mexico - 0 .1%
Fresnillo plc (2)(a)(b) 21,139 769,825
Netherlands - 1 .6%
Aalberts NV (2)(a) 18,783 838,600
ABN AMRO Bank NV, CVA (2)(a)(c) 43,170 1,836,100
Arcadis NV (2)(a) 2,959 113,732
Argenx SE (2)*(a) 860 797,103
ASM International NV (2)(a) 603 693,439
ASML Holding NV (2)(a) 1,422 2,815,811
ASR Nederland NV (2)(a)(b) 4,018 303,443
BE Semiconductor Industries NV
(2)(a) 374 123,514
EXOR NV (2)(a) 1,381 105,801
Koninklijke Ahold Delhaize NV (a) 45,749 1,841,048
Koninklijke KPN NV (2)(a) 45,874 226,562
NN Group NV (2)(a) 18,247 1,599,694
11,294,847
New Zealand - 0 .1%
Xero Ltd. (2)*(a) 12,056 606,084
Norway - 0 .9%
Equinor ASA (2)(a) 84,435 2,662,521
Frontline plc (a) 18,004 624,597
Kongsberg Gruppen ASA (a) 45,748 1,378,656
Norsk Hydro ASA (2)(a) 156,158 1,413,040
INVESTMENTS SHARES VALUE ($)
Norway - 0.9% (continued)
Orkla ASA (2)(a) 10,276 108,038
6,186,852
Portugal - 0 .1%
EDP SA (2) 73,840 385,734
Singapore - 1 .0%
Genting Singapore Ltd. (2) 2,593,300 1,224,699
Keppel Ltd. (2) 68,300 579,319
Oversea-Chinese Banking Corp.
Ltd. (2) 104,100 1,997,750
Singapore Airlines Ltd. (2) 198,200 1,178,666
United Overseas Bank Ltd. (2) 60,200 1,853,849
6,834,283
Spain - 2 .0%
Acciona SA (2)(a) 3,080 975,825
ACS Actividades de Construccion y
Servicios SA (2)(a) 10,051 1,478,069
Aena SME SA (2)(a)(c) 11,958 364,392
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 99,644 2,508,718
Banco Santander SA (2)(a) 242,194 3,361,618
CaixaBank SA (2)(a) 15,242 215,951
Enagas SA (a) 9,377 181,712
Mapfre SA (2)(a) 11,741 58,131
Naturgy Energy Group SA (2)(a) 51,553 1,615,888
Repsol SA (2)(a) 119,817 2,993,581
13,753,885
Sweden - 2 .6%
AAK AB (2)(a)(b) 4,634 109,374
Boliden AB (2)(a) 15,601 881,512
Coffee Stain Group AB, Class B (2)* 22,057 39,800
Elekta AB, Class B (2)(a) 59,089 301,306
Embracer Group AB (2)*(a) 72,096 469,407
Essity AB, Class B (2)(a)(b) 22,714 643,119
Evolution AB (2)*(a)(c) 7,612 522,524
Getinge AB, Class B (2)(a) 22,133 452,582
H & M Hennes & Mauritz AB, Class
B (2)(a) 57,497 989,054
Nordnet AB publ (2)(a) 3 114
Sandvik AB (2)(a) 28,726 1,186,245
Securitas AB, Class B (2)(a) 59,478 976,788
Skanska AB, Class B (2)(a) 28,470 761,625
SKF AB, Class B (2)(a) 48,187 1,237,771
SSAB AB, Class B (2)(a) 138,820 1,283,699
Swedbank AB, Class A (2)(a) 8,526 318,496
Swedish Orphan Biovitrum AB
(2)*(a) 10,855 517,428
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 428,922 4,810,232
Telia Co. AB (2)(a) 53,710 261,613
Trelleborg AB, Class B (2)(a) 14,560 606,627
Volvo AB, Class B (2)(a) 38,332 1,303,892
17,673,208

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - 3 .0%
ABB Ltd. (Registered) (2)(a) 31,527 3,429,487
Adecco Group AG (Registered) (2)
(a) 48,692 898,494
Avolta AG (2)*(a) 7,051 471,056
BKW AG (2)(a) 3,615 607,846
EMS-Chemie Holding AG
(Registered) (2)(a)(b) 357 306,020
Flughafen Zurich AG (Registered)
(2)(a) 3,320 1,027,000
Geberit AG (Registered) (2)(a) 1,896 1,265,233
Georg Fischer AG (Registered) (2)
(a) 4,780 247,542
Logitech International SA
(Registered) (2)(a) 24,034 2,254,595
PSP Swiss Property AG
(Registered) (2)(a) 1,392 248,090
Schindler Holding AG (2)(a) 7,166 2,375,505
SGS SA (Registered) (2)(a) 11,929 1,383,322
Sonova Holding AG (Registered)
(2)(a) 4,438 1,053,328
Swiss Life Holding AG (Registered)
(2)(a) 774 850,834
Swiss Prime Site AG (Registered)
(2)(a)(b) 4,382 715,039
Swisscom AG (Registered) (2)(a) 1,774 1,368,332
TE Connectivity plc (a) 5,318 1,072,162
Tecan Group AG (Registered) (2)
(a)(b) 3,305 661,020
VAT Group AG (2)(a)(c) 183 160,476
20,395,381
United Kingdom - 6 .4%
Aberdeen Group plc (2)(a)(b) 106,744 337,359
Associated British Foods plc (2)(a) 7,249 190,566
Autotrader Group plc (2)(a)(c) 95,920 635,165
Aviva plc (2)(a)(b) 45,030 388,239
B&M European Value Retail plc (2)
(a) 41,776 108,147
Barclays plc (2)(a) 592,799 3,972,347
Barratt Redrow plc (2)(a)(b) 88,901 331,544
Berkeley Group Holdings plc (2)*(a) 12 557
BT Group plc (2)(a) 405,251 1,022,358
Burberry Group plc (2)*(a) 11,741 165,869
Centrica plc (a) 801,550 1,816,505
CK Hutchison Holdings Ltd. (2)(a) 65,500 555,154
DCC plc (2)(a) 17,108 1,415,955
Diploma plc (2)(a) 7,885 745,309
easyJet plc (2)(a) 177,005 1,309,314
Games Workshop Group plc (2)(a) 1,212 347,293
GSK plc (2)(a) 42,338 1,111,495
Harbour Energy plc (2)(a) 158,959 450,346
Hikma Pharmaceuticals plc (2)(a) 3 60
Howden Joinery Group plc (2)(a) 56,184 624,597
ICG plc (2)(a)(b) 13,476 302,040
Imperial Brands plc (2)(a) 19,032 703,401
Inchcape plc (a) 5,929 60,635
International Consolidated Airlines
Group SA (2)(a) 179,891 1,141,974
Investec plc (2)(a) 17,850 142,053
J Sainsbury plc (2)(a) 29,988 127,257
INVESTMENTS SHARES VALUE ($)
United Kingdom - 6.4% (continued)
JD Sports Fashion plc (2) 934,105 1,049,904
Kingfisher plc (2)(a) 477,489 1,792,815
Lloyds Banking Group plc (2) 452,157 661,744
Man Group plc (2)(a) 98,498 381,855
Marks & Spencer Group plc (2)(a) 201,388 994,119
NatWest Group plc (2)(a) 235,623 2,079,126
Next plc (2)(a) 5,090 982,079
Pearson plc (2)(a)(b) 11,187 177,777
Rightmove plc (2)(a) 202,609 1,178,618
Rolls-Royce Holdings plc (2)(a) 207,973 3,986,769
RS GROUP plc (2)(a)(b) 17,772 137,182
Smith & Nephew plc (2)(a) 32,523 470,029
St James's Place plc (2)(a)(b) 59,447 955,822
Standard Chartered plc (2)(a)(b) 106,104 2,869,325
TechnipFMC plc (a) 37,529 2,488,173
Tesco plc (2)(a) 48,582 296,161
Unilever plc (2) 29,392 1,765,507
Vodafone Group plc (2) 2,697,453 3,570,248
43,842,792
United States - 111 .1%
3M Co. (a)(b) 6,164 998,013
A O Smith Corp. (a)(b) 21,507 1,348,919
AbbVie, Inc. (a) 38,515 9,691,914
Abercrombie & Fitch Co., Class A
*(a) 3,964 356,800
Accenture plc, Class A (a) 27,096 3,371,826
Acerinox SA (2)(a) 26,949 472,449
Acuity, Inc. (a) 3,935 1,482,157
Adobe, Inc. *(a) 27,259 5,588,639
ADT, Inc. (a) 236,482 1,537,133
Advanced Drainage Systems, Inc.
(a)(b) 8,745 1,372,615
Advanced Energy Industries, Inc.
(a)(b) 2,508 935,158
AECOM (a) 11,619 811,006
Aegon Ltd. (2)(a) 40,468 344,399
AGCO Corp. (a)(b) 15,998 1,914,961
Airbnb, Inc., Class A *(a) 35,128 5,026,817
Albemarle Corp. (a) 12,375 1,670,996
Albertsons Cos., Inc., Class A (a)(b) 83,479 1,129,471
Alcoa Corp. (a) 19,608 1,022,361
Alcon AG (2)(a) 14,075 949,076
Align Technology, Inc. *(a) 2,829 477,139
Allison Transmission Holdings, Inc.
(a)(b) 10,859 1,224,244
Allstate Corp. (The) (a) 12,868 3,061,812
Ally Financial, Inc. (a) 8,586 394,527
Alnylam Pharmaceuticals, Inc. *(a)
(b) 1 301
Altria Group, Inc. (a) 92,074 6,624,723
Amdocs Ltd. (a) 24,103 1,218,166
Ameren Corp. (a) 5,485 620,024
American Electric Power Co., Inc.
(a) 7,792 1,066,024
Ameriprise Financial, Inc. (a) 11,186 5,131,689
Amphenol Corp., Class A (a) 12,157 2,143,522
Analog Devices, Inc. (a)(b) 2,454 974,655
Antero Resources Corp. *(a) 16,986 596,888
AP Moller - Maersk A/S, Class B (a) 470 1,116,507

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 111.1% (continued)
APA Corp. (a) 29,908 974,104
Appfolio, Inc., Class A *(a)(b) 749 120,102
Applied Industrial Technologies,
Inc. (a) 875 295,881
Applied Materials, Inc. (a) 262 189,426
AppLovin Corp., Class A *(a)(b) 2,664 1,372,573
Aramark (a) 19,683 1,119,963
Archer-Daniels-Midland Co. (a)(b) 12,032 919,245
Arista Networks, Inc. *(a) 32,273 5,482,536
Arrow Electronics, Inc. *(a) 5,883 1,255,491
Associated Banc-Corp. (a)(b) 18,544 570,599
Assurant, Inc. (a)(b) 4,927 1,323,047
Assured Guaranty Ltd. (a) 3,452 276,712
Astera Labs, Inc. *(a)(b) 134 64,725
AT&T, Inc. (a) 72,344 1,497,521
ATI, Inc. *(a) 3,334 657,131
Atlassian Corp., Class A *(a) 17,978 1,398,509
Autodesk, Inc. *(a) 17,242 3,352,190
Automatic Data Processing, Inc. (a) 21,174 4,741,917
AutoNation, Inc. *(a) 3,231 600,287
Avery Dennison Corp. (a)(b) 2,046 332,168
Avient Corp. (a)(b) 11,074 409,295
Avnet, Inc. (a) 37,248 3,308,367
Axis Capital Holdings Ltd. (a) 4,094 439,859
Bank of New York Mellon Corp.
(The) (a) 15,628 2,259,965
Bank OZK (a) 32,506 1,693,238
Bath & Body Works, Inc. (a) 85,066 1,967,577
Belden, Inc. (a)(b) 1,302 156,123
Best Buy Co., Inc. (a) 45,909 3,483,575
Biogen, Inc. *(a) 11,413 2,465,893
BioMarin Pharmaceutical, Inc. *(a) 33,175 1,898,274
Bio-Rad Laboratories, Inc., Class
A *(a)(b) 7,340 2,155,097
Black Hills Corp. (a)(b) 6,857 510,161
Bloom Energy Corp., Class A *(a)(b) 3,401 1,029,483
BOK Financial Corp. (a)(b) 3,994 554,687
Booking Holdings, Inc. (a) 48,856 8,708,092
Booz Allen Hamilton Holding Corp.,
Class A (a) 19,003 1,152,912
BorgWarner, Inc. (a) 24,892 1,652,829
Boston Beer Co., Inc. (The), Class
A *(a) 2,800 495,684
Bristol-Myers Squibb Co. (a) 58,136 3,349,796
Builders FirstSource, Inc. *(a)(b) 3,031 271,214
Burlington Stores, Inc. *(a) 1,460 462,528
Buzzi SpA (2)(a)(b) 14,885 762,447
Cabot Corp. (a)(b) 9,726 883,315
CACI International, Inc., Class A
*(a)(b) 1,108 513,292
Caesars Entertainment, Inc. *(a) 2,841 85,741
Capital One Financial Corp. (a) 9,976 2,001,385
Cardinal Health, Inc. (a) 19,651 4,668,292
Carlisle Cos., Inc. (a)(b) 2,754 999,014
Carnival Corp. Ltd. (a) 14,741 421,150
Carpenter Technology Corp. (a) 2,654 1,637,093
Caterpillar, Inc. (a) 1,328 1,414,187
Cboe Global Markets, Inc. (a) 9,867 2,394,425
CDW Corp. (a) 10,054 1,413,995
Centene Corp. *(a) 124,574 7,996,404
INVESTMENTS SHARES VALUE ($)
United States - 111.1% (continued)
CF Industries Holdings, Inc. (a)(b) 4,560 493,666
CH Robinson Worldwide, Inc. (a)(b) 9,541 1,796,952
Charles Schwab Corp. (The) (a) 22,399 2,066,756
Charter Communications, Inc.,
Class A *(a)(b) 9,254 1,316,011
Chevron Corp. (a) 655 108,573
Chewy, Inc., Class A *(a)(b) 4,067 79,917
Choice Hotels International, Inc. (a) 1 110
Chord Energy Corp. (a)(b) 6,609 755,409
Chubb Ltd. (a) 2,515 856,961
Ciena Corp. *(a) 5,543 2,719,174
Cigna Group (The) (a) 5,578 1,537,743
Cincinnati Financial Corp. (a) 1,661 307,518
Cintas Corp. (a)(b) 6,128 1,042,250
Cirrus Logic, Inc. *(a) 23,297 3,460,303
Citizens Financial Group, Inc. (a) 23,221 1,627,095
Clean Harbors, Inc. *(a) 1,976 590,330
CNA Financial Corp. (a) 12,988 631,347
CNO Financial Group, Inc. (a) 19,790 1,008,894
CNX Resources Corp. *(a)(b) 28,345 961,746
Coca-Cola Consolidated, Inc. (a) 8,363 1,596,664
Cognex Corp. (a)(b) 18,835 1,364,031
Cognizant Technology Solutions
Corp., Class A (a) 9,004 348,725
Colgate-Palmolive Co. (a) 24,467 2,243,135
Columbia Sportswear Co. (a) 11,067 684,162
Comcast Corp., Class A (a) 153,354 3,764,841
Comfort Systems USA, Inc. (a) 900 1,783,755
Commercial Metals Co. (a) 16,283 1,021,758
Concentrix Corp. (a) 10,064 225,484
Consolidated Edison, Inc. (a)(b) 17,185 1,901,177
Copart, Inc. *(a)(b) 10,460 294,867
Core & Main, Inc., Class A *(a)(b) 5,534 267,016
Corebridge Financial, Inc. (a)(b) 14,582 417,483
Corteva, Inc. (a)(b) 23,694 2,006,645
Costco Wholesale Corp. (a) 785 734,344
Crane NXT Co. (a)(b) 3,413 174,609
Credit Acceptance Corp. *(a)(b) 676 430,436
Crocs, Inc. *(a)(b) 14,226 1,716,225
Crown Holdings, Inc. (a) 18,945 2,118,430
Cummins, Inc. (a) 2,882 2,055,471
Curtiss-Wright Corp. (a) 2,401 1,819,382
Darling Ingredients, Inc. *(a)(b) 27,561 1,505,382
Datadog, Inc., Class A *(a) 7,751 2,018,050
Deckers Outdoor Corp. *(a) 35,821 3,556,667
Dell Technologies, Inc., Class C (a) 4,130 1,781,930
Delta Air Lines, Inc. (a) 7,762 726,989
Dexcom, Inc. *(a) 27,110 1,825,859
Dillard's, Inc., Class A (a) 1,632 862,381
Docusign, Inc., Class A *(a) 25,838 1,147,724
Dolby Laboratories, Inc., Class A
(a)(b) 3,150 165,627
Domino's Pizza, Inc. (a) 7,878 2,332,203
Donaldson Co., Inc. (a)(b) 7,768 697,333
Dow, Inc. (a)(b) 19,283 527,583
DraftKings, Inc., Class A *(a)(b) 51,920 1,311,499
Dropbox, Inc., Class A *(a) 57,319 1,574,553
Duolingo, Inc., Class A *(a)(b) 1,196 137,564
DuPont de Nemours, Inc. 13,464 1,826,257
DXC Technology Co. *(a)(b) 80,110 708,974

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 111.1% (continued)
Dynatrace, Inc. *(a) 11,143 489,289
Eagle Materials, Inc. (a) 2,279 512,775
East West Bancorp, Inc. (a) 1,007 129,994
Edison International (a) 28,946 2,155,030
Edwards Lifesciences Corp. *(a) 14,369 1,299,820
Element Solutions, Inc. (a)(b) 29,254 1,396,879
Elevance Health, Inc. (a) 2,317 896,053
Eli Lilly & Co. (a) 1,131 1,356,555
EMCOR Group, Inc. (a) 2,781 2,307,896
EnerSys (a) 3,084 721,101
Entergy Corp. (a) 11,903 1,367,179
Envista Holdings Corp. *(a) 39,498 1,040,772
EOG Resources, Inc. (a) 15,694 2,035,983
Estee Lauder Cos., Inc. (The),
Class A (a)(b) 27,535 2,173,888
Etsy, Inc. *(a)(b) 51,485 3,878,365
Euronet Worldwide, Inc. *(a)(b) 3,783 276,878
Evercore, Inc., Class A (a) 12,603 4,303,168
Everest Group Ltd. (a) 3,774 1,348,186
Evergy, Inc. (a)(b) 6,171 533,360
Everpure, Inc., Class A *(a)(b) 7,837 617,477
Eversource Energy (a) 28,507 2,060,201
Exelixis, Inc. *(a) 68,858 3,746,564
Exelon Corp. (a)(b) 52,653 2,454,683
ExlService Holdings, Inc. *(a) 18,622 481,565
Expand Energy Corp. (a)(b) 22,972 2,094,817
Expedia Group, Inc. (a)(b) 28,087 7,186,901
Expeditors International of
Washington, Inc. (a)(b) 3,011 490,733
Exponent, Inc. (a) 16,847 989,930
F5, Inc. *(a) 3,278 1,363,517
FactSet Research Systems, Inc. (a) 6,953 1,599,746
Fair Isaac Corp. *(a)(b) 541 646,376
Fastenal Co. (a)(b) 4,900 235,347
Federated Hermes, Inc., Class B (a) 32,989 1,821,653
FedEx Corp. (a) 4,544 1,422,863
Fedex Freight Holding Co., Inc. *(a) 2,272 343,072
Ferguson Enterprises, Inc. (a)(b) 851 201,968
Fidelity National Financial, Inc. (a) 20,493 966,450
Fidelity National Information
Services, Inc. (a) 5,043 196,072
First American Financial Corp. (a) 12,409 851,133
First Hawaiian, Inc. (a) 21,640 634,052
FirstCash Holdings, Inc. (a)(b) 3,236 700,012
FirstEnergy Corp. (a)(b) 26,575 1,263,376
Fiserv, Inc. *(a)(b) 6,507 319,168
Five Below, Inc. *(a)(b) 4,549 817,865
Flex Ltd. *(a)(b) 4,631 750,546
Flowers Foods, Inc. (a) 151,361 1,195,752
Flowserve Corp. (a) 10,485 777,568
Fluor Corp. *(a) 5,615 294,170
FNB Corp. (a) 39,299 749,825
Fortinet, Inc. *(a) 34,443 5,291,133
Fortive Corp. (a)(b) 38,637 2,360,334
Fortune Brands Innovations, Inc.
(a)(b) 14,861 815,869
Fox Corp., Class A (a)(b) 12,195 636,091
Franklin Resources, Inc. (a) 36,580 1,217,017
Gap, Inc. (The) (a) 44,206 825,768
Gartner, Inc. *(a) 9,513 1,233,075
INVESTMENTS SHARES VALUE ($)
United States - 111.1% (continued)
Gates Industrial Corp. plc *(a) 35,897 1,004,039
GE Aerospace (a) 13,149 4,914,176
GE Vernova, Inc. (a) 3,190 3,747,803
Gen Digital, Inc. (a)(b) 13,539 336,986
Generac Holdings, Inc. *(a) 461 134,985
General Dynamics Corp. (a) 5,945 2,105,957
General Motors Co. (a) 32,441 2,500,552
Genpact Ltd. (a) 41,229 1,133,798
Genuine Parts Co. (a)(b) 11,430 1,348,511
GLOBALFOUNDRIES, Inc. (a) 17,430 1,436,406
Globe Life, Inc. (a) 1,822 325,555
GoDaddy, Inc., Class A *(a) 19,586 1,662,460
Graco, Inc. (a) 9,966 753,529
Graham Holdings Co., Class B (a) 1,110 1,266,976
Grand Canyon Education, Inc. *(a) 5,408 773,939
Greif, Inc., Class A (a)(b) 3,274 243,880
H&R Block, Inc. (a) 19,680 749,414
Haemonetics Corp. *(a) 3,782 283,650
Halliburton Co. (a)(b) 37,626 1,277,403
Halozyme Therapeutics, Inc. *(a)(b) 19,884 1,556,321
Hancock Whitney Corp. (a)(b) 4,179 312,255
Hanover Insurance Group, Inc.
(The) (a) 3,847 823,720
Harley-Davidson, Inc. (a)(b) 37,889 926,765
Hartford Insurance Group, Inc.
(The) (a)(b) 11,349 1,503,969
Hasbro, Inc. (a) 15,856 1,309,547
Hayward Holdings, Inc. *(a)(b) 35,073 607,114
HealthEquity, Inc. *(a) 13,419 1,212,004
Hecla Mining Co. (a)(b) 72,948 1,125,588
HEICO Corp. (a) 3,904 1,390,566
Hexcel Corp. (a)(b) 6,722 672,603
HF Sinclair Corp. (a) 11,316 788,159
Holcim AG (2)(a) 25,205 2,272,552
Honeywell Aerospace, Inc. *(a) 3,863 853,922
Honeywell International, Inc. (a) 3,863 864,814
Houlihan Lokey, Inc., Class A (a)(b) 1,784 239,288
Howmet Aerospace, Inc. (a)(b) 8,257 2,219,977
HP, Inc. (a) 90,264 1,980,392
HubSpot, Inc. *(a)(b) 15,991 2,918,517
IDEXX Laboratories, Inc. *(a) 788 414,835
Illinois Tool Works, Inc. (a) 9,492 2,567,301
Illumina, Inc. *(a) 16,052 2,822,423
Incyte Corp. *(a)(b) 24,963 2,829,806
Ingram Micro Holding Corp. (a) 28,236 774,513
Ingredion, Inc. (a) 9,457 895,672
Insulet Corp. *(a) 12,791 1,947,430
Intercontinental Exchange, Inc. (a) 12,267 1,510,190
International Bancshares Corp. (a) 6,617 502,561
Intuit, Inc. (a) 5,692 1,485,612
Invesco Ltd. (a) 100,117 2,642,088
Jabil, Inc. (a) 6,549 2,524,509
Jack Henry & Associates, Inc. (a)(b) 13,991 1,927,120
Jacobs Solutions, Inc. (a) 8,574 1,080,324
Janus Henderson Group plc (a)(b) 24,170 1,255,632
Jazz Pharmaceuticals plc *(a) 6,279 1,513,051
JB Hunt Transport Services, Inc. (a) 5,224 1,511,982
Jefferies Financial Group, Inc. (a) 12,064 602,959
Johnson Controls International plc
(a) 13,151 1,921,493

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 111.1% (continued)
Jones Lang LaSalle, Inc. *(a)(b) 8,030 2,488,899
KB Home (a)(b) 8,286 518,621
KBR, Inc. (a)(b) 4,371 150,931
Keurig Dr Pepper, Inc. (a)(b) 65,623 2,147,841
Keysight Technologies, Inc. *(a) 4,030 1,410,782
Kimberly-Clark Corp. (a)(b) 33,650 3,693,761
KLA Corp. (a) 5,450 1,644,320
Knight-Swift Transportation
Holdings, Inc., Class A (a) 2,066 160,879
Kraft Heinz Co. (The) (a)(b) 86,595 2,045,374
Kroger Co. (The) (a) 27,179 1,509,250
Kyndryl Holdings, Inc. *(a) 91,192 1,031,382
L3Harris Technologies, Inc. (a)(b) 4,297 1,248,665
Lam Research Corp. (a) 13,123 5,686,589
Landstar System, Inc. (a) 11,821 2,444,701
Lattice Semiconductor Corp. *(a)(b) 3,932 601,439
Lear Corp. (a) 14,142 1,895,877
Leidos Holdings, Inc. (a) 5,651 581,883
Leonardo DRS, Inc. (a) 1 43
Liberty Capital Corp., Class C *(a)
(b) 20,196 435,426
Lincoln Electric Holdings, Inc. (a) 1,054 279,848
LivaNova plc *(a) 38,196 3,140,857
Loews Corp. (a)(b) 8,217 930,247
Lucid Group, Inc. *(a)(b) 212,916 1,424,408
Lumentum Holdings, Inc. *(a)(b) 372 319,198
Lyft, Inc., Class A *(a)(b) 153,053 2,236,104
LyondellBasell Industries NV, Class
A (a) 31,080 1,636,362
M&T Bank Corp. (a)(b) 3,797 903,724
Macy's, Inc. (a) 73,414 1,728,900
Manhattan Associates, Inc. *(a) 24,303 3,384,193
ManpowerGroup, Inc. (a) 24,072 812,911
Maplebear, Inc. *(a) 32,831 1,554,548
Marathon Petroleum Corp. (a) 1,511 386,317
Marriott International, Inc., Class A
(a)(b) 589 218,278
Marzetti Co. (The) (a) 10,436 1,191,374
Masco Corp. (a) 20,658 1,680,941
Mastercard, Inc., Class A (a) 6,468 3,321,965
Match Group, Inc. (a) 26,489 1,007,906
Mattel, Inc. *(a) 23,396 324,736
Maximus, Inc. (a)(b) 3,730 200,525
McDonald's Corp. (a) 13,816 3,734,603
McKesson Corp. (a)(b) 8,088 6,111,292
Medpace Holdings, Inc. *(a)(b) 10,194 5,398,639
Medtronic plc (a) 11,825 925,070
Mettler-Toledo International, Inc.
*(a) 1,658 2,118,112
MGIC Investment Corp. (a) 12,389 349,370
Micron Technology, Inc. (a) 6,129 7,074,642
MKS, Inc. (a)(b) 3,509 1,560,803
Mohawk Industries, Inc. *(a)(b) 10,118 1,227,617
Molson Coors Beverage Co., Class
B (a) 105,109 4,095,047
MongoDB, Inc., Class A *(a) 5,653 1,898,843
Monster Beverage Corp. *(a)(b) 19,126 1,838,391
Moody's Corp. (a) 3,247 1,470,631
Morningstar, Inc. (a) 7,458 1,163,597
INVESTMENTS SHARES VALUE ($)
United States - 111.1% (continued)
MSC Industrial Direct Co., Inc.,
Class A (a) 6,887 819,209
MSCI, Inc., Class A (a) 3,532 1,978,061
Mueller Industries, Inc. (a) 7,475 918,902
Murphy Oil Corp. (a) 20,685 673,504
Murphy USA, Inc. (a)(b) 2,526 1,361,186
Natera, Inc. *(a)(b) 4,779 1,297,260
National Fuel Gas Co. (a) 8,818 680,838
NetApp, Inc. (a) 24,646 3,814,215
Neurocrine Biosciences, Inc. *(a) 16,649 2,805,939
New York Times Co. (The), Class
A (a) 38,365 2,684,783
Newmont Corp. (a) 20,591 1,923,199
News Corp., Class A (a) 33,511 832,078
Nexstar Media Group, Inc., Class
A (a) 3,577 638,816
Northern Trust Corp. (a) 16,271 2,828,551
NOV, Inc. (a) 111,051 2,059,996
Novartis AG (Registered) (2)(a) 10,725 1,676,236
Nutanix, Inc., Class A *(a) 74,015 3,771,804
NVIDIA Corp. (a) 13,943 2,789,855
Occidental Petroleum Corp. (a) 17,633 856,435
OGE Energy Corp. (a) 2,628 127,878
Old Republic International Corp.
(a)(b) 20,725 848,067
Onto Innovation, Inc. *(a)(b) 2,465 932,879
Oshkosh Corp. (a) 9,336 1,432,889
Otis Worldwide Corp. (a) 62,301 4,460,752
Ovintiv, Inc. (a) 2,464 129,730
Owens Corning (a) 3,757 597,213
Palo Alto Networks, Inc. *(a)(b) 541 184,492
Paycom Software, Inc. (a)(b) 4,772 599,745
PayPal Holdings, Inc. (a) 23,003 993,270
PBF Energy, Inc., Class A (a) 8,291 377,406
Pegasystems, Inc. (a) 86,140 2,581,616
Penn Entertainment, Inc. *(a) 73,218 1,563,936
Penske Automotive Group, Inc. (a) 3,562 637,420
Pentair plc (a) 4,958 380,080
People, Inc. *(a)(b) 37,597 1,735,478
PepsiCo, Inc. (a) 15,853 2,146,496
Pfizer, Inc. (a) 64,825 1,560,986
PG&E Corp. (a) 166,637 2,802,834
Philip Morris International, Inc. (a) 11,036 1,996,523
Pilgrim's Pride Corp. (a)(b) 14,150 397,757
Pinnacle Financial Partners, Inc.
(a)(b) 7,610 767,697
Pinnacle West Capital Corp. (a) 5,431 581,117
Pinterest, Inc., Class A *(a) 76,062 1,599,584
PNC Financial Services Group, Inc.
(The) (a) 5,525 1,360,366
Polaris, Inc. (a) 20,652 1,413,423
Popular, Inc. 11,141 1,829,129
Portland General Electric Co. (a) 26,703 1,384,016
Post Holdings, Inc. *(a)(b) 5,934 523,735
PPG Industries, Inc. (a)(b) 12,641 1,533,227
Principal Financial Group, Inc. (a)
(b) 3,107 334,872
Procore Technologies, Inc. *(a)(b) 19,024 772,755
Progressive Corp. (The) (a) 12,083 2,639,531
PulteGroup, Inc. (a)(b) 2,953 405,181

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 111.1% (continued)
PVH Corp. (a) 13,756 1,021,521
Qualys, Inc. *(a)(b) 35,907 4,936,853
Ralph Lauren Corp., Class A (a) 3,312 1,329,470
Rambus, Inc. *(a)(b) 4,669 619,763
Raymond James Financial, Inc. (a) 14,097 2,143,167
Regeneron Pharmaceuticals, Inc.
(a) 3,338 2,081,377
Regions Financial Corp. (a)(b) 38,761 1,170,582
Reinsurance Group of America,
Inc. (a) 4,070 865,486
Reliance, Inc. (a) 1,271 474,846
ResMed, Inc. (a)(b) 14,276 2,782,107
Revolution Medicines, Inc. *(a)(b) 745 139,524
Reynolds Consumer Products, Inc.
(a)(b) 5,523 148,293
RingCentral, Inc., Class A (a)(b) 33,170 1,292,967
Rivian Automotive, Inc., Class A
*(a)(b) 141,379 2,452,926
ROBLOX Corp., Class A *(a)(b) 28,895 1,571,310
Roche Holding AG (2)(a) 2,664 1,095,134
Rocket Lab Corp. *(a)(b) 2,120 215,498
Rockwell Automation, Inc. (a) 4,106 2,032,798
Roivant Sciences Ltd. *(a)(b) 29,148 1,031,548
Roku, Inc., Class A *(a) 18,791 2,595,789
Royalty Pharma plc, Class A (a) 14,507 813,407
RPM International, Inc. (a)(b) 4,670 519,071
Rubrik, Inc., Class A *(a) 35,502 2,850,101
Ryder System, Inc. (a) 4,679 1,234,180
S&P Global, Inc. (a) 4,184 1,703,976
Samsara, Inc., Class A *(a)(b) 10,315 334,515
Sandisk Corp. *(a) 2,402 5,461,498
Sanofi SA (2)(a) 65,479 5,598,692
Schneider National, Inc., Class B
(a) 33,778 1,233,910
Science Applications International
Corp. (a) 3,057 337,523
Scotts Miracle-Gro Co. (The) (a) 7,842 534,119
Seagate Technology Holdings plc
(a)(b) 3,230 3,116,950
SEI Investments Co. (a)(b) 15,448 1,354,944
Selective Insurance Group, Inc. (a) 10,511 1,019,672
Sensata Technologies Holding plc
(a)(b) 20,821 993,995
ServiceNow, Inc. *(a)(b) 34,564 3,431,514
Shell plc (2)(a) 51,857 2,014,903
Signify NV (2)(a)(c) 56,990 1,088,325
Sirius XM Holdings, Inc. (a) 24,215 715,311
SiteOne Landscape Supply, Inc.
*(a)(b) 6,305 721,355
Skyworks Solutions, Inc. (a) 25,841 1,752,020
Smithfield Foods, Inc. (a) 35,400 858,804
Smurfit Westrock plc (a)(b) 37,336 1,727,163
Snap, Inc., Class A *(a)(b) 416,042 1,847,226
Snap-on, Inc. (a)(b) 1,873 753,695
Snowflake, Inc., Class A *(a)(b) 20,687 5,264,842
Solventum Corp. *(a) 18,681 1,441,239
Southwest Airlines Co. (a) 7,457 383,439
Spire, Inc. (a)(b) 4,643 362,572
SS&C Technologies Holdings, Inc.
(a) 34,377 2,133,093
INVESTMENTS SHARES VALUE ($)
United States - 111.1% (continued)
StandardAero, Inc. *(a)(b) 39,976 1,195,682
Stanley Black & Decker, Inc. (a)(b) 27,752 2,612,018
State Street Corp. 14,607 2,477,347
Steel Dynamics, Inc. (a) 5,395 1,237,937
STERIS plc (a) 2,479 522,003
Sterling Infrastructure, Inc. *(a)(b) 3,238 2,717,848
Stifel Financial Corp. (a) 14,184 989,618
Swiss Re AG (2)(a) 7,456 1,185,130
Synchrony Financial (a) 28,513 2,168,414
Sysco Corp. (a) 15,629 1,306,272
T. Rowe Price Group, Inc. (a)(b) 20,049 2,279,371
Talen Energy Corp. *(a) 320 122,963
Tapestry, Inc. (a) 19,157 2,804,202
Target Corp. (a) 6,604 862,548
Taylor Morrison Home Corp., Class
A *(a) 4,831 346,576
TD SYNNEX Corp. (a) 7,737 2,068,410
Tenaris SA (2)(a)(b) 34,265 948,535
Tenet Healthcare Corp. *(a) 5,326 996,388
Teradata Corp. *(a)(b) 88,345 3,061,154
Teradyne, Inc. (a) 2,337 1,130,734
Terex Corp. (a)(b) 9,689 701,387
Tetra Tech, Inc. (a)(b) 39,711 1,147,251
Texas Capital Bancshares, Inc. (a) 2,618 270,335
Texas Pacific Land Corp. (a)(b) 1,125 492,345
Texas Roadhouse, Inc., Class A (a) 4,320 834,754
Textron, Inc. (a) 23,280 2,135,474
Thor Industries, Inc. (a) 3,650 274,334
Timken Co. (The) (a)(b) 7,048 1,024,215
T-Mobile US, Inc. (a) 25,778 4,323,744
Toll Brothers, Inc. (a) 5,094 839,237
Toro Co. (The) (a) 20,034 1,951,712
Tradeweb Markets, Inc., Class A (a) 20,967 2,089,571
Trane Technologies plc (a) 3,085 1,515,229
Travel + Leisure Co. (a)(b) 15,763 1,204,766
Travelers Cos., Inc. (The) (a) 3,385 1,117,456
Truist Financial Corp. (a)(b) 8,718 434,331
Tyson Foods, Inc., Class A (a) 24,606 1,408,694
Ubiquiti, Inc. (a)(b) 1,731 924,406
UFP Industries, Inc. (a)(b) 7,026 637,539
UGI Corp. (a)(b) 18,849 651,044
UiPath, Inc., Class A *(a)(b) 112,358 1,221,331
Ulta Beauty, Inc. *(a) 2,527 1,139,626
UMB Financial Corp. (a)(b) 4,978 710,659
United Airlines Holdings, Inc. *(a) 4,843 658,600
United Bankshares, Inc. (a) 30,956 1,418,713
United Therapeutics Corp. *(a) 1,738 941,701
Unity Software, Inc. *(a) 5,100 145,758
Universal Health Services, Inc.,
Class B (a) 5,665 842,329
Unum Group (a) 11,989 1,071,817
US Bancorp (a) 21,699 1,310,620
US Foods Holding Corp. *(a)(b) 8,913 911,354
UWM Holdings Corp., Class A (a)(b) 31,019 71,034
Valero Energy Corp. (a) 8,934 2,326,771
Valley National Bancorp (a)(b) 111,540 1,634,061
Valmont Industries, Inc. (a) 886 511,754
Veeva Systems, Inc., Class A *(a) 13,336 2,366,740
Veralto Corp. (a) 16,473 1,460,826
VeriSign, Inc. (a) 13,642 3,431,782

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 111.1% (continued)
Verisk Analytics, Inc., Class A (a)(b) 772 138,597
Verizon Communications, Inc. (a) 47,647 2,017,374
Versant Media Group, Inc. (a) 47,831 1,722,394
Vertiv Holdings Co., Class A (a) 9,165 3,068,625
Viatris, Inc. (a)(b) 137,472 2,183,055
Viking Holdings Ltd. *(a) 12,814 1,341,241
Viking Therapeutics, Inc. *(a)(b) 9,247 360,725
Visa, Inc., Class A (a)(b) 5,832 2,000,901
Vontier Corp. (a)(b) 12,138 352,002
Voya Financial, Inc. (a)(b) 6,717 608,090
Walt Disney Co. (The) (a) 9,066 872,603
Warner Music Group Corp., Class
A (a) 17,507 473,914
Watts Water Technologies, Inc.,
Class A (a) 2,585 1,011,898
Wayfair, Inc., Class A *(a) 46,741 4,319,803
WESCO International, Inc. (a) 2,814 972,040
Western Digital Corp. (a) 10,341 6,605,003
Western Union Co. (The) (a)(b) 69,020 531,454
Willis Towers Watson plc (a) 7,272 1,900,683
Woodward, Inc. (a) 3,250 1,382,680
XPO, Inc. *(a)(b) 4,000 821,160
Xylem, Inc. (a)(b) 12,644 1,494,647
YETI Holdings, Inc. *(a)(b) 19,766 979,603
Yum! Brands, Inc. (a)(b) 18,750 2,997,375
Zebra Technologies Corp., Class A
*(a)(b) 11,339 2,985,105
Zimmer Biomet Holdings, Inc. (a) 20,753 1,786,626
Zions Bancorp NA (a) 16,589 1,147,793
Zoetis, Inc., Class A (a) 41,402 2,975,148
Zoom Communications, Inc., Class
A *(a) 31,408 2,710,824
Zscaler, Inc. *(a)(b) 12,162 1,716,666
765,710,971
TOTAL COMMON STOCKS
(Cost $945,728,096) 1,206,003,321
PREFERRED STOCKS - 0.1%
Germany - 0 .1%
Henkel AG & Co. KGaA
(Preference) (2)(a)
(Cost $500,680) 6,841 575,326
NO. OF
RIGHTS
RIGHTS - 0.0% †
Spain - 0 .0% †
ACS Actividades de Construccion y
Servicios SA, expiring 7/13/2026 *
10,051 21,097
United States - 0 .0%
Walgreens Boots Alliance, Inc.,
CVR (3)*
1 –
TOTAL RIGHTS
(Cost $21,474) 21,097
INVESTMENTS
NO. OF
WARRANTS VALUE ($)
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 65 –
SHARES
SHORT-TERM INVESTMENTS - 53.5%
INVESTMENT COMPANIES - 35 .1%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.52% (d)(e) 12,203,826 12,203,826
Limited Purpose Cash Investment
Fund, 3.64% (d) 229,509,241 229,509,241
TOTAL INVESTMENT COMPANIES
(Cost $241,692,409) 241,713,067
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 18 .4%
U.S. Treasury Bills
3.56%, 7/2/2026 (2)(f) $ 5,399,000 5,398,460
3.59%, 7/30/2026 (2)(f) 1,022,000 1,019,040
3.59%, 8/6/2026 (2)(f) 1,108,000 1,103,995
3.56%, 8/20/2026 (2)(f) 1,000,000 994,894
3.59%, 8/27/2026 (2)(f) 4,735,000 4,707,478
3.64%, 9/17/2026 (2)(f) 5,364,000 5,321,633
3.70%, 9/24/2026 (2)(f) 10,108,000 10,020,736
3.67%, 10/1/2026 (2)(f)(g) 5,702,000 5,647,574
3.68%, 10/15/2026 (2)(f)(g) 3,796,000 3,754,695
3.66%, 10/22/2026 (2)(f) 7,397,000 7,310,012
3.66%, 10/29/2026 (2)(f)(g) 16,782,000 16,571,582
3.68%, 11/5/2026 (2)(f) 8,306,000 8,195,972
3.68%, 11/19/2026 (2)(f)(g) 19,781,000 19,489,111
3.72%, 11/27/2026 (2)(f)(g) 2,000,000 1,968,793
3.73%, 12/3/2026 (2)(f)(g) 3,902,000 3,838,391
3.76%, 12/10/2026 (2)(f)(g) 3,574,000 3,512,804
3.75%, 12/17/2026 (2)(f)(g) 5,471,000 5,373,275
3.92%, 12/31/2026 (2)(f) 23,226,000 22,774,256
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $127,046,800) 127,002,701
TOTAL SHORT-TERM INVESTMENTS
(Cost $368,739,209) 368,715,768
TOTAL LONG POSITIONS
(Cost $1,314,989,459) 1,575,315,512
SHARES
SHORT POSITIONS - (174.9)%
COMMON STOCKS - (174.5)%
Australia - ( 5 .2 ) %
ALS Ltd. (2) (40,367) (640,758)
Ampol Ltd. (2) (23,809) (538,925)
APA Group (2) (211,156) (1,479,472)
CAR Group Ltd. (2) (64,998) (1,160,284)
Cleanaway Waste Management
Ltd. (2) (201,988) (328,848)
Cochlear Ltd. (2) (11,505) (966,372)
Coles Group Ltd. (2) (27,385) (461,259)
Commonwealth Bank of Australia
(2) (25,307) (2,884,094)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Australia - (5.2)% (continued)
Computershare Ltd. (2) (34,631) (917,131)
CSL Ltd. (2) (13,318) (1,062,574)
Endeavour Group Ltd. (2) (218,237) (490,894)
Glencore plc (2) (19,395) (132,243)
IGO Ltd. (2) (40,838) (210,177)
Insurance Australia Group Ltd. (2) (282,507) (1,580,047)
Macquarie Group Ltd. (2) (20,770) (3,610,741)
Mineral Resources Ltd. (2) (4,551) (197,079)
National Australia Bank Ltd. (2) (90,791) (2,384,061)
NEXTDC Ltd. (2) (245,246) (2,484,569)
Northern Star Resources Ltd. (2) (40,582) (537,292)
Qantas Airways Ltd. (2) (300,809) (2,210,130)
Ramsay Health Care Ltd. (2) (32,384) (985,797)
Rio Tinto plc (2) (46,028) (4,354,470)
SEEK Ltd. (2) (24,336) (226,900)
SGH Ltd. (2) (30,822) (995,576)
Sonic Healthcare Ltd. (2) (66,253) (953,429)
Telix Pharmaceuticals Ltd. (2) (85,134) (987,246)
Transurban Group (2) (58,333) (580,002)
Treasury Wine Estates Ltd. (2) (155,390) (514,088)
Washington H Soul Pattinson & Co.
Ltd. (2) (7,270) (232,384)
Whitehaven Coal Ltd. (2) (32,520) (172,411)
WiseTech Global Ltd. (2) (36,248) (831,593)
Woodside Energy Group Ltd. (2) (11,693) (226,131)
Woolworths Group Ltd. (2) (28,387) (784,330)
(36,121,307)
Belgium - ( 0 .5 ) %
Anheuser-Busch InBev SA/NV (2) (18,126) (1,497,747)
D'ieteren Group (2) (2,934) (572,747)
Elia Group SA/NV (2) (659) (104,939)
Financiere de Tubize SA (2) (832) (219,804)
Lotus Bakeries NV (2) (29) (384,635)
UCB SA (2) (2,760) (826,265)
(3,606,137)
Brazil - ( 0 .5 ) %
MercadoLibre, Inc. (1,430) (2,427,268)
Wheaton Precious Metals Corp. (8,486) (954,596)
(3,381,864)
Canada - ( 7 .9 ) %
Alamos Gold, Inc., Class A (16,614) (503,721)
Alimentation Couche-Tard, Inc. (21,049) (1,341,674)
BCE, Inc. (20,673) (445,309)
Brookfield Asset Management Ltd.,
Class A (67,032) (3,006,928)
Brookfield Corp., Class A (108,327) (4,621,799)
CAE, Inc. (17,095) (428,023)
Cameco Corp. (21,437) (2,185,040)
Canadian National Railway Co. (20,674) (2,467,178)
Canadian Natural Resources Ltd. (17,254) (682,739)
Canadian Pacific Kansas City Ltd. (43,305) (3,754,474)
Canadian Utilities Ltd., Class A (12,022) (446,889)
Capstone Copper Corp. (141,473) (1,299,766)
Celestica, Inc. (2,600) (948,228)
Colliers International Group, Inc. (2,436) (228,597)
Constellation Software, Inc. (858) (1,615,272)
INVESTMENTS SHARES VALUE ($)
Canada - (7.9)% (continued)
Descartes Systems Group, Inc.
(The) (8,173) (566,074)
Dollarama, Inc. (19,637) (2,597,775)
Element Fleet Management Corp. (10,479) (216,267)
Enbridge, Inc. (77,168) (4,184,728)
FirstService Corp. (2,440) (346,959)
Franco-Nevada Corp. (1,859) (387,896)
G Mining Ventures Corp. (12,443) (364,363)
Gildan Activewear, Inc. (8,509) (438,694)
Intact Financial Corp. (1,489) (307,312)
Keyera Corp. (67,160) (2,697,765)
Lumine Group, Inc. (h) (225) (3,411)
Metro, Inc., Class A (19,368) (1,238,350)
National Bank of Canada (13,447) (2,122,981)
NexGen Energy Ltd. (59,678) (560,487)
OR Royalties, Inc. (3,542) (112,160)
Pembina Pipeline Corp. (48,354) (2,237,257)
RB Global, Inc. (20,125) (2,342,915)
Restaurant Brands International,
Inc. (20,880) (1,514,490)
Rogers Communications, Inc.,
Class B (32,468) (1,056,283)
Shopify, Inc., Class A (30,414) (3,479,623)
TC Energy Corp. (29,357) (1,944,093)
Thomson Reuters Corp. (8,838) (721,871)
Triple Flag Precious Metals Corp. (4,180) (125,231)
WSP Global, Inc. (8,267) (1,025,032)
(54,567,654)
Chile - ( 0 .2 ) %
Antofagasta plc (2) (22,395) (1,136,617)
Lundin Mining Corp. (20,976) (511,144)
(1,647,761)
Congo, Democratic Republic of the - ( 0 .3 ) %
Ivanhoe Mines Ltd., Class A (233,795) (1,831,456)
Denmark - ( 1 .2 ) %
AL Sydbank (2) (1,972) (174,026)
ALK-Abello A/S (2) (3,645) (136,336)
Ambu A/S, Class B (2) (17,168) (160,366)
Carlsberg A/S, Class B (2) (3,976) (520,297)
Coloplast A/S, Class B (2) (3,083) (175,590)
Demant A/S (2) (12,252) (503,245)
DSV A/S (2) (7,559) (1,798,690)
NKT A/S (2) (3,961) (592,739)
Novo Nordisk A/S, Class B (2) (75,893) (3,644,909)
Novonesis Novozymes, Class B (8,229) (519,403)
(8,225,601)
Finland - ( 0 .6 ) %
Konecranes OYJ (2) (10,606) (326,042)
Neste OYJ (2) (3,987) (130,176)
Nordea Bank Abp (2) (57,752) (1,095,954)
Sampo OYJ, Class A (2) (89,148) (936,228)
Stora Enso OYJ, Class R (2) (43,299) (461,903)
UPM-Kymmene OYJ (2) (34,346) (910,424)
(3,860,727)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
France - ( 5 .0 ) %
Accor SA (2) (12,917) (749,250)
Aeroports de Paris SA (2) (894) (116,573)
Air France-KLM (2) (35,771) (556,836)
Air Liquide SA (2) (15,829) (3,134,569)
Airbus SE (2) (28,833) (6,415,106)
AXA SA (2) (30,616) (1,534,151)
BioMerieux (2) (829) (65,078)
Cie Generale des Etablissements
Michelin SCA (2) (34,196) (1,321,001)
Danone SA (2) (24,317) (1,987,631)
Dassault Systemes SE (2) (15,915) (324,622)
Edenred SE (2) (10,328) (265,493)
EssilorLuxottica SA (2) (22,121) (4,153,697)
FDJ UNITED (2) (1,501) (36,689)
Getlink SE (2) (12,014) (255,376)
Hermes International SCA (2) (818) (1,495,872)
Kering SA (2) (1,730) (489,360)
Legrand SA (2) (15,634) (2,649,093)
L'Oreal SA (2) (3,796) (1,664,003)
LVMH Moet Hennessy Louis Vuitton
SE (2) (2,741) (1,515,938)
Pernod Ricard SA (2) (33,247) (2,416,651)
Publicis Groupe SA (2) (4,723) (466,741)
Remy Cointreau SA (2) (7,111) (349,713)
Renault SA (2) (14,455) (415,255)
Sartorius Stedim Biotech (2) (3,352) (695,048)
SCOR SE (2) (2,521) (91,437)
SPIE SA (2) (11,481) (660,984)
Teleperformance SE (2) (505) (26,553)
Thales SA (2) (3,009) (773,318)
Valeo SE (2) (8,656) (127,198)
(34,753,236)
Germany - ( 4 .0 ) %
adidas AG (2) (9,837) (2,018,844)
Auto1 Group SE (2)(c) (10,458) (277,344)
BASF SE (2) (43,455) (2,322,804)
Bayer AG (Registered) (2) (6,437) (356,019)
Beiersdorf AG (2) (6,103) (525,612)
Carl Zeiss Meditec AG (2) (2,687) (81,701)
Daimler Truck Holding AG (2) (9,349) (450,894)
Deutsche Telekom AG (Registered)
(2) (40,167) (1,095,125)
Fraport AG Frankfurt Airport
Services Worldwide (2) (2,851) (237,949)
Hensoldt AG (2) (5,968) (463,563)
K+S AG (Registered) (2) (8,049) (121,420)
LEG Immobilien SE (2) (3,479) (219,738)
Mercedes-Benz Group AG (2) (13,597) (683,911)
Merck KGaA (2) (10,936) (1,833,362)
MTU Aero Engines AG (2) (2,820) (1,175,103)
Nemetschek SE (2) (10,226) (622,571)
Puma SE (2) (4,268) (129,727)
Rational AG (2) (165) (120,877)
RENK Group AG (2) (10,383) (501,204)
Rheinmetall AG (2) (3,238) (3,684,138)
RWE AG (2) (13,852) (895,810)
SAP SE (2) (26,391) (4,068,125)
Scout24 SE (2)(c) (7,286) (602,950)
Siemens AG (Registered) (2) (3,824) (1,229,444)
INVESTMENTS SHARES VALUE ($)
Germany - (4.0)% (continued)
Siemens Healthineers AG (2)(c) (27,961) (1,090,551)
Symrise AG, Class A (2) (7,137) (715,912)
TeamViewer SE (2)(c) (11,798) (66,358)
Vonovia SE (2) (73,123) (1,803,906)
Wacker Chemie AG (2) (451) (46,859)
(27,441,821)
Hong Kong - ( 0 .1 ) %
Prudential plc (2) (41,651) (553,209)
Italy - ( 2 .8 ) %
Amplifon SpA (2) (46,834) (507,460)
Banca Monte dei Paschi di Siena
SpA (2) (43,532) (540,991)
Brunello Cucinelli SpA (2) (5,499) (520,192)
Davide Campari-Milano NV (2) (33,647) (209,604)
DiaSorin SpA (2) (8,790) (681,162)
Enel SpA (2) (157,893) (1,811,094)
ERG SpA (2) (11,875) (324,605)
Ferrari NV (2) (6,012) (2,234,632)
Fincantieri SpA (2) (68,398) (778,628)
FinecoBank Banca Fineco SpA (2) (51,038) (1,283,299)
Infrastrutture Wireless Italiane SpA
(2)(c) (59,484) (419,030)
Interpump Group SpA (2) (5,701) (220,706)
Intesa Sanpaolo SpA (2) (297,517) (2,044,920)
Moncler SpA (2) (9,754) (567,656)
Nexi SpA (2)(c) (52,179) (211,242)
Prysmian SpA (2) (26,349) (4,435,675)
Recordati Industria Chimica e
Farmaceutica SpA (2) (3,369) (197,487)
Snam SpA (2) (264,604) (1,910,208)
Technoprobe SpA (2) (7,736) (310,415)
(19,209,006)
Japan - ( 18 .3 ) %
Ajinomoto Co., Inc. (2) (78,100) (2,847,461)
Asahi Intecc Co. Ltd. (2) (9,300) (218,049)
Canon, Inc. (2) (27,900) (714,530)
Capcom Co. Ltd. (2) (58,700) (1,079,809)
Chiba Bank Ltd. (The) (2) (85,700) (1,312,839)
Chugai Pharmaceutical Co. Ltd. (2) (27,800) (1,284,171)
Concordia Financial Group Ltd. (2) (45,100) (485,703)
Daiichi Sankyo Co. Ltd. (2) (23,000) (369,846)
Daikin Industries Ltd. (2) (12,200) (1,860,973)
Denso Corp. (2) (57,900) (666,661)
Dentsu Group, Inc. (2) (12,800) (244,905)
East Japan Railway Co. (2) (41,700) (871,448)
Ebara Corp. (2) (41,900) (1,640,910)
Eisai Co. Ltd. (2) (25,900) (652,894)
Fast Retailing Co. Ltd. (2) (4,800) (2,459,253)
Fuji Electric Co. Ltd. (2) (5,000) (423,523)
FUJIFILM Holdings Corp. (2) (95,000) (2,032,378)
Fujikura Ltd. (2) (36,500) (1,446,928)
Fujitsu Ltd. (2) (47,800) (949,786)
Hankyu Hanshin Holdings, Inc. (2) (24,000) (631,470)
Hikari Tsushin, Inc. (2) (5,000) (1,098,675)
Hoshizaki Corp. (2) (13,800) (451,503)
Hoya Corp. (2) (7,800) (1,258,151)
Hulic Co. Ltd. (2) (49,000) (513,087)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (18.3)% (continued)
Ibiden Co. Ltd. (2) (14,300) (2,159,033)
IHI Corp. (2) (191,400) (3,231,450)
Isuzu Motors Ltd. (2) (50,100) (667,142)
Kandenko Co. Ltd. (2) (18,600) (776,390)
Kawasaki Heavy Industries Ltd. (2) (67,900) (1,228,791)
KDDI Corp. (2) (56,000) (940,672)
Keisei Electric Railway Co. Ltd. (2) (104,000) (744,279)
Kikkoman Corp. (2) (46,200) (473,935)
Kobe Bussan Co. Ltd. (2) (13,700) (221,484)
Kokusai Electric Corp. (2) (38,800) (2,666,537)
Komatsu Ltd. (2) (43,000) (1,679,042)
Kubota Corp. (2) (10,700) (179,038)
LY Corp. (2) (134,800) (358,778)
M3, Inc. (2) (185,900) (2,072,041)
Mebuki Financial Group, Inc. (2) (55,400) (486,365)
MEIJI Holdings Co. Ltd. (2) (48,100) (1,117,371)
Mitsubishi Corp. (2) (66,300) (1,773,670)
Mitsubishi Estate Co. Ltd. (2) (87,000) (2,218,604)
Mitsubishi Heavy Industries Ltd. (2) (72,400) (1,645,123)
Mitsubishi UFJ Financial Group,
Inc. (2) (214,200) (4,267,492)
Mitsui & Co. Ltd. (2) (114,900) (3,208,350)
Mitsui Kinzoku Co. Ltd. (2) (2,300) (615,457)
Mitsui OSK Lines Ltd. (2) (18,300) (586,230)
Mizuho Financial Group, Inc. (2) (13,600) (653,192)
MonotaRO Co. Ltd. (2) (26,400) (300,265)
Nintendo Co. Ltd. (2) (61,900) (2,602,277)
Nippon Paint Holdings Co. Ltd. (2) (99,600) (649,649)
Nippon Sanso Holdings Corp. (2) (12,100) (448,838)
Nissan Chemical Corp. (2) (8,200) (431,348)
Nissan Motor Co. Ltd. (2) (476,800) (882,769)
Nissin Foods Holdings Co. Ltd. (2) (18,900) (323,583)
Niterra Co. Ltd. (2) (49,100) (3,262,833)
Nitori Holdings Co. Ltd. (2) (60,600) (897,991)
Nomura Research Institute Ltd. (2) (96,500) (2,707,210)
NTT, Inc. (2) (3,192,400) (2,839,732)
Olympus Corp. (2) (105,900) (1,108,899)
Omron Corp. (2) (17,300) (625,222)
Oracle Corp. Japan (2) (17,800) (912,361)
Oriental Land Co. Ltd. (2) (149,800) (2,281,147)
ORIX Corp. (2) (3,200) (121,893)
Pan Pacific International Holdings
Corp. (2) (72,400) (366,963)
Rakuten Bank Ltd. (2) (31,200) (998,715)
Resona Holdings, Inc. (2) (143,200) (1,867,047)
Resonac Holdings Corp. (2) (3,700) (411,582)
Sanrio Co. Ltd. (94,100) (636,612)
Seibu Holdings, Inc. (2) (20,400) (399,632)
Sekisui House Ltd. (2) (114,300) (2,376,255)
Seven & i Holdings Co. Ltd. (2) (54,500) (653,584)
SG Holdings Co. Ltd. (2) (39,900) (378,684)
Shimadzu Corp. (2) (22,800) (581,503)
Shimano, Inc. (2) (8,800) (938,611)
Shimizu Corp. (2) (11,100) (175,780)
Shin-Etsu Chemical Co. Ltd. (2) (43,100) (1,878,707)
Shiseido Co. Ltd. (2) (30,300) (489,072)
Shizuoka Financial Group, Inc. (2) (28,700) (538,818)
SoftBank Corp. (2) (951,900) (1,215,509)
Sony Financial Group, Inc. (2) (139,500) (121,551)
Sony Group Corp. (2) (108,500) (2,183,461)
INVESTMENTS SHARES VALUE ($)
Japan - (18.3)% (continued)
Sumitomo Forestry Co. Ltd. (2) (128,000) (1,068,602)
Sumitomo Metal Mining Co. Ltd. (2) (31,000) (1,437,800)
Sumitomo Mitsui Financial Group,
Inc. (2) (96,800) (3,794,469)
Sumitomo Realty & Development
Co. Ltd. (2) (90,800) (2,108,124)
Suzuki Motor Corp. (2) (162,300) (1,963,138)
Sysmex Corp. (2) (37,700) (339,146)
T&D Holdings, Inc. (2) (45,300) (1,351,201)
Taisei Corp. (2) (17,200) (1,522,586)
Takeda Pharmaceutical Co. Ltd. (2) (40,600) (1,294,111)
TDK Corp. (2) (48,000) (1,076,848)
Terumo Corp. (2) (50,500) (689,706)
Tokio Marine Holdings, Inc. (2) (59,100) (2,598,557)
Tokyo Ohka Kogyo Co. Ltd. (2) (11,900) (845,457)
Tokyu Corp. (2) (48,000) (495,251)
TOPPAN Holdings, Inc. (2) (9,100) (288,541)
Toyota Motor Corp. (2) (236,900) (3,968,668)
Unicharm Corp. (2) (158,700) (919,656)
USS Co. Ltd. (2) (22,000) (258,413)
West Japan Railway Co. (2) (32,900) (551,034)
Yakult Honsha Co. Ltd. (2) (22,100) (371,696)
Yamaha Motor Co. Ltd. (2) (120,900) (918,020)
Yamato Holdings Co. Ltd. (2) (18,200) (205,939)
Yaskawa Electric Corp. (2) (23,400) (1,032,126)
Yokohama Rubber Co. Ltd. (The)
(2) (13,200) (595,402)
(125,788,013)
Luxembourg - ( 0 .1 ) %
ArcelorMittal SA (2) (5,095) (307,193)
CVC Capital Partners plc (2)(c) (22,983) (334,350)
Eurofins Scientific SE (2) (2,109) (165,039)
(806,582)
Netherlands - ( 0 .7 ) %
Adyen NV (2)(c) (1,849) (1,734,579)
Akzo Nobel NV (2) (668) (45,428)
Heineken NV (2) (14,907) (1,251,630)
IMCD NV (2) (2,112) (190,975)
Koninklijke Philips NV (2) (12,843) (349,261)
Koninklijke Vopak NV (2) (4,527) (235,734)
Magnum Ice Cream Co. NV (The) (11,428) (198,946)
NXP Semiconductors NV (387) (108,759)
Randstad NV (2) (6,046) (174,583)
Universal Music Group NV (2) (17,786) (372,609)
Wolters Kluwer NV (2) (7,036) (454,946)
(5,117,450)
Norway - ( 0 .8 ) %
Aker BP ASA (2) (25,382) (774,395)
DNB Bank ASA (2) (78,917) (2,349,538)
Gjensidige Forsikring ASA (2) (2,495) (67,536)
Mowi ASA (2) (28,922) (534,280)
Salmar ASA (2) (437) (20,452)
Storebrand ASA (2) (26,013) (488,563)
Telenor ASA (23,582) (337,822)
TOMRA Systems ASA (2) (35,035) (337,316)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Norway - (0.8)% (continued)
Vend Marketplaces ASA (2) (13,859) (333,583)
(5,243,485)
Portugal - ( 0 .1 ) %
Banco Comercial Portugues SA,
Class R (2) (396,977) (469,700)
Singapore - ( 1 .6 ) %
CapitaLand Investment Ltd. (2) (147,300) (283,894)
DBS Group Holdings Ltd. (2) (37,700) (1,908,932)
Grab Holdings Ltd., Class A (934,603) (3,523,453)
Sea Ltd., ADR (13,759) (1,318,525)
Sembcorp Industries Ltd. (2) (178,000) (875,478)
Singapore Telecommunications
Ltd. (2) (479,900) (1,638,387)
STMicroelectronics NV (2) (23,456) (1,735,064)
(11,283,733)
South Africa - ( 0 .2 ) %
Anglo American plc (2) (21,970) (1,077,683)
South Korea - ( 0 .0 ) % †
Delivery Hero SE (2)(c) (2,611) (106,849)
Spain - ( 2 .1 ) %
Amadeus IT Group SA (2) (8,381) (490,299)
Bankinter SA (2) (45,666) (764,716)
Cellnex Telecom SA (2)(c) (68,263) (2,040,768)
Endesa SA (2) (30,789) (1,398,935)
Fluidra SA (2) (14,673) (332,050)
Grifols SA (2) (15,045) (154,098)
Iberdrola SA (2) (218,057) (5,427,347)
Indra Sistemas SA (2) (33,716) (1,849,309)
Industria de Diseno Textil SA (2) (16,813) (1,059,763)
Redeia Corp. SA (2) (14,804) (251,526)
Telefonica SA (2) (101,000) (405,902)
Unicaja Banco SA (2)(c) (155,094) (552,816)
(14,727,529)
Sweden - ( 2 .7 ) %
AddTech AB, Class B (2) (7,673) (271,161)
Alfa Laval AB (2) (31,556) (1,882,494)
Assa Abloy AB, Class B (2) (38,048) (1,344,269)
Atlas Copco AB, Class A (2) (99,930) (2,025,480)
Autoliv, Inc. (3,796) (440,981)
Axfood AB (2) (402) (10,676)
Beijer Ref AB, Class B (2) (20,815) (305,086)
Castellum AB (2) (17,627) (231,544)
Electrolux AB, Class B (2) (37,510) (118,799)
Epiroc AB, Class A (2) (34,241) (939,462)
EQT AB (2) (55,918) (1,581,895)
Fastighets AB Balder, Class B (2) (37,401) (199,492)
Hexagon AB, Class B (2) (63,352) (524,133)
Holmen AB, Class B (2) (8,041) (252,702)
Husqvarna AB, Class B (2) (16,896) (65,643)
Indutrade AB (2) (8,146) (168,566)
Lifco AB, Class B (2) (11,836) (387,911)
Nibe Industrier AB, Class B (2) (152,700) (567,628)
Saab AB, Class B (2) (20,772) (1,082,936)
Sagax AB, Class B (2) (27,186) (432,375)
Skandinaviska Enskilda Banken AB,
Class A (2) (69,730) (1,388,396)
INVESTMENTS SHARES VALUE ($)
Sweden - (2.7)% (continued)
Svenska Cellulosa AB SCA, Class
B (2) (73,606) (752,773)
Svenska Handelsbanken AB, Class
A (2) (218,383) (3,213,573)
Tele2 AB, Class B (2) (37,605) (654,402)
(18,842,377)
Switzerland - ( 4 .5 ) %
Accelleron Industries AG (2) (5,296) (543,881)
Bachem Holding AG, Class B (2) (8,589) (803,894)
Banque Cantonale Vaudoise
(Registered) (2) (2,991) (437,889)
Barry Callebaut AG (Registered) (2) (526) (727,353)
Belimo Holding AG (Registered) (2) (1,318) (1,481,930)
Chocoladefabriken Lindt &
Spruengli AG (2) (102) (1,184,910)
Cie Financiere Richemont SA
(Registered) (2) (12,541) (2,894,819)
Clariant AG (Registered) (2) (29,684) (258,876)
DSM-Firmenich AG (2) (6,179) (586,495)
EFG International AG (2) (8,343) (167,256)
Galderma Group AG (2) (8,501) (1,933,532)
Galenica AG (2)(c) (5,161) (538,172)
Givaudan SA (Registered) (2) (204) (862,871)
Helvetia Baloise Holding AG (2) (2,613) (673,888)
Julius Baer Group Ltd. (2) (13,512) (1,167,436)
Kuehne + Nagel International AG
(Registered) (2) (3,951) (958,677)
Lonza Group AG (Registered) (2) (471) (317,739)
Nestle SA (Registered) (2) (17,870) (1,832,839)
Partners Group Holding AG (2) (1,392) (1,140,166)
Sandoz Group AG (2) (10,481) (947,000)
SIG Group AG (2) (57,611) (963,864)
Sika AG (Registered) (2) (6,435) (1,327,000)
Straumann Holding AG (Registered)
(2) (13,412) (1,762,979)
Sulzer AG (Registered) (2) (1,018) (169,015)
Swatch Group AG (The) (2) (2,733) (667,914)
Swissquote Group Holding SA
(Registered) (2) (7,310) (342,887)
Temenos AG (Registered) (2) (2,550) (208,616)
UBS Group AG (Registered) (2) (50,623) (2,508,933)
Ypsomed Holding AG (Registered)
(2) (954) (430,334)
Zurich Insurance Group AG (2) (4,115) (3,043,588)
(30,884,753)
Thailand - ( 0 .1 ) %
Fabrinet (1,392) (782,415)
Turkiye - ( 0 .0 ) % †
Eldorado Gold Corp. (2,780) (86,522)
United Kingdom - ( 4 .6 ) %
Admiral Group plc (2) (27,005) (1,275,412)
AstraZeneca plc (2) (3,094) (577,663)
Babcock International Group plc (2) (11) (139)
BAE Systems plc (2) (110,522) (2,708,522)
Bellway plc (5,767) (148,250)
British American Tobacco plc (2) (51,429) (3,182,580)
Bunzl plc (2) (7,254) (253,156)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (4.6)% (continued)
Convatec Group plc (2)(c) (96,238) (274,452)
Croda International plc (2) (28,712) (1,151,518)
Diageo plc (2) (118,073) (2,378,002)
Entain plc (2) (3,487) (25,840)
Halma plc (2) (5,529) (288,992)
Hiscox Ltd. (2) (7,661) (187,718)
HSBC Holdings plc (2) (47,751) (902,938)
IMI plc (2) (30,698) (1,209,325)
Informa plc (2) (72,560) (870,543)
Intertek Group plc (2) (8,933) (687,645)
ITV plc (2) (341,324) (364,624)
Legal & General Group plc (2) (700,522) (2,655,938)
M&G plc (2) (266,138) (1,187,335)
Melrose Industries plc (2) (25,880) (163,190)
National Grid plc (2) (23,952) (395,058)
Ocado Group plc (2) (60,708) (144,306)
Pennon Group plc (2) (29,068) (179,556)
Persimmon plc (2) (14,135) (197,077)
Reckitt Benckiser Group plc (2) (38,806) (2,527,574)
RELX plc (2) (75,188) (2,376,304)
Rentokil Initial plc (2) (66,430) (377,785)
Rotork plc (2) (16,672) (65,337)
Sage Group plc (The) (2) (41,376) (448,891)
Severn Trent plc (2) (14,840) (580,973)
Smiths Group plc (2) (17,085) (580,373)
Spirax Group plc (2) (2,363) (214,380)
SSE plc (2) (49,916) (1,610,416)
Tate & Lyle plc (2) (84,431) (620,234)
Taylor Wimpey plc (2) (221,813) (237,365)
United Utilities Group plc (2) (18) (312)
Weir Group plc (The) (2) (6,044) (192,785)
Whitbread plc (2) (4,257) (134,778)
Wise Group plc, Class A (2) (46,911) (562,345)
WPP plc (2) (27,164) (84,258)
(32,023,889)
United States - ( 110 .3 ) %
AAON, Inc. (30,914) (3,921,750)
Abbott Laboratories (26,133) (2,371,308)
Acadia Healthcare Co., Inc. (87,121) (2,572,683)
AeroVironment, Inc. (18,187) (3,002,128)
AES Corp. (The) (57,179) (838,244)
Affirm Holdings, Inc., Class A (16,513) (1,346,635)
Aflac, Inc. (27,241) (3,194,007)
Air Products and Chemicals, Inc. (14,777) (4,332,321)
Akamai Technologies, Inc. (13,920) (1,645,483)
Alaska Air Group, Inc. (74,841) (3,906,700)
Allegion plc (4,613) (648,080)
Alliant Energy Corp. (33,147) (2,528,785)
Alphabet, Inc., Class A (16,531) (5,907,683)
Amazon.com, Inc. (17,505) (4,172,142)
Amcor plc (50,223) (2,177,167)
Amentum Holdings, Inc. (36,301) (750,342)
American Airlines Group, Inc. (82,587) (1,492,347)
American Express Co. (9,675) (3,272,569)
American Financial Group, Inc. (13,089) (1,831,675)
American International Group, Inc. (8,789) (655,044)
American Water Works Co., Inc. (1,135) (149,343)
AMETEK, Inc. (10,218) (2,472,143)
Amgen, Inc. (3,333) (1,206,946)
INVESTMENTS SHARES VALUE ($)
United States - (110.3)% (continued)
Amkor Technology, Inc. (16,525) (1,424,951)
Aon plc, Class A (2,742) (909,494)
API Group Corp. (8,436) (357,265)
Apollo Global Management, Inc. (23,354) (2,763,012)
Apple, Inc. (26,981) (7,807,221)
AptarGroup, Inc. (4,637) (580,552)
Aptiv plc (22,396) (1,374,666)
Arch Capital Group Ltd. (13,414) (1,301,963)
Armstrong World Industries, Inc. (1,678) (269,185)
Arrowhead Pharmaceuticals, Inc. (14,287) (1,164,533)
Arthur J Gallagher & Co. (15,212) (3,492,219)
Ashland, Inc. (9,156) (603,289)
AST SpaceMobile, Inc. (16,519) (1,467,878)
AutoZone, Inc. (1,295) (4,138,742)
Avantor, Inc. (41,614) (411,979)
Avis Budget Group, Inc. (4,752) (702,488)
Axon Enterprise, Inc. (6,144) (3,444,388)
Baker Hughes Co., Class A (21,311) (1,182,761)
Ball Corp. (24,521) (1,530,110)
Baxter International, Inc. (53,699) (1,144,863)
BellRing Brands, Inc. (49,108) (635,458)
Bentley Systems, Inc., Class B (15,312) (457,676)
BILL Holdings, Inc. (20,629) (745,945)
Bio-Techne Corp. (18,943) (1,338,323)
BJ's Wholesale Club Holdings, Inc. (13,205) (1,151,740)
Blackbaud, Inc. (6,195) (183,496)
Blackrock, Inc. (3,214) (3,090,454)
Blackstone, Inc. (25,437) (2,993,172)
Block, Inc., Class A (2,460) (186,960)
Blue Owl Capital, Inc., Class A (13,594) (118,948)
Boeing Co. (The) (7,335) (1,587,807)
Boston Scientific Corp. (6,721) (286,852)
BP plc (2) (120,190) (740,821)
Bright Horizons Family Solutions,
Inc. (1,973) (139,846)
Brink's Co. (The) (2,731) (258,052)
Broadcom, Inc. (263) (99,348)
Broadridge Financial Solutions, Inc. (1,612) (220,763)
Brown & Brown, Inc. (48,170) (3,090,106)
Brown-Forman Corp., Class B (65,438) (1,743,923)
Bruker Corp. (11,498) (691,950)
Brunswick Corp. (16,116) (1,357,612)
Bunge Global SA (34,628) (3,695,846)
BWX Technologies, Inc. (8,268) (1,609,366)
Cadence Design Systems, Inc. (8,059) (3,024,704)
Campbell's Co. (The) (16,795) (374,025)
CarMax, Inc. (14,185) (750,245)
Carrier Global Corp. (54,944) (4,030,142)
Carvana Co., Class A (25,637) (1,687,427)
Casey's General Stores, Inc. (3,195) (2,539,354)
Cava Group, Inc. (10,301) (808,422)
CBRE Group, Inc., Class A (8,503) (1,145,269)
CCC Intelligent Solutions Holdings,
Inc. (155,825) (804,057)
Celanese Corp., Class A (33,955) (1,561,930)
Celsius Holdings, Inc. (16,752) (490,499)
Cencora, Inc. (18,140) (5,133,257)
CenterPoint Energy, Inc. (56,280) (2,478,571)
Certara, Inc. (114,867) (752,379)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (110.3)% (continued)
Charles River Laboratories
International, Inc. (3,674) (833,226)
Chemed Corp. (4,431) (2,063,694)
Cheniere Energy, Inc. (13,938) (3,331,321)
Chipotle Mexican Grill, Inc., Class A (42,044) (1,429,496)
Church & Dwight Co., Inc. (5,226) (506,295)
Churchill Downs, Inc. (11,838) (1,061,158)
Cisco Systems, Inc. (52,254) (6,137,755)
Citigroup, Inc. (7,340) (1,027,306)
Clarivate plc (10,618) (22,935)
Clearway Energy, Inc., Class C (7,461) (255,017)
Cleveland-Cliffs, Inc. (20,278) (190,410)
Clorox Co. (The) (22,055) (2,104,929)
Cloudflare, Inc., Class A (2,268) (556,295)
CME Group, Inc. (6,277) (1,386,150)
CMS Energy Corp. (16,856) (1,289,484)
CNH Industrial NV (2) (12,685) (144,285)
CNH Industrial NV (153,501) (1,723,816)
Coca-Cola Co. (The) (78,370) (6,369,130)
Coherent Corp. (1,010) (398,415)
Coinbase Global, Inc., Class A (6,002) (877,432)
Commerce Bancshares, Inc. (16,571) (956,975)
Commvault Systems, Inc. (8,613) (1,220,720)
Conagra Brands, Inc. (9,183) (123,603)
ConocoPhillips (12,575) (1,307,297)
Constellation Brands, Inc., Class A (7,757) (1,078,921)
Constellation Energy Corp. (5,553) (1,379,199)
Cooper Cos., Inc. (The) (5,582) (400,285)
Corcept Therapeutics, Inc. (15,916) (1,383,896)
Corning, Inc. (12,693) (3,242,173)
Corpay, Inc. (8,100) (2,699,487)
CoStar Group, Inc. (68,388) (1,936,748)
Coty, Inc., Class A (41,775) (90,234)
Crane Co. (14,690) (3,276,898)
CRH plc (15,250) (1,631,750)
Crowdstrike Holdings, Inc., Class A (11,006) (8,399,118)
CSX Corp. (66,822) (3,176,050)
Cullen/Frost Bankers, Inc. (13,202) (2,039,973)
CVS Health Corp. (15,399) (1,593,027)
Cytokinetics, Inc. (29,067) (2,476,218)
Darden Restaurants, Inc. (5,289) (1,089,587)
DaVita, Inc. (634) (141,052)
Deere & Co. (6,680) (4,237,324)
DENTSPLY SIRONA, Inc. (52,770) (559,890)
Devon Energy Corp. (20,235) (836,110)
Diamondback Energy, Inc. (3,556) (625,074)
Dick's Sporting Goods, Inc. (20,843) (4,727,401)
Dollar General Corp. (4,443) (511,434)
DoorDash, Inc., Class A (10,062) (1,856,741)
DoubleVerify Holdings, Inc. (11,779) (127,684)
Dover Corp. (7,431) (1,666,625)
Doximity, Inc., Class A (12,795) (265,368)
DR Horton, Inc. (18,196) (2,963,764)
DT Midstream, Inc. (25,993) (3,814,213)
DTE Energy Co. (21,414) (3,262,851)
Duke Energy Corp. (13,653) (1,728,197)
Dutch Bros, Inc., Class A (30,126) (2,163,348)
Dycom Industries, Inc. (4,281) (2,164,431)
Eastman Chemical Co. (10,116) (677,570)
Eaton Corp. plc (12,130) (5,168,836)
INVESTMENTS SHARES VALUE ($)
United States - (110.3)% (continued)
eBay, Inc. (14,054) (1,570,535)
EchoStar Corp., Class A (2,767) (280,851)
Ecolab, Inc. (10,523) (2,931,813)
Elanco Animal Health, Inc. (23,661) (582,297)
elf Beauty, Inc. (36,718) (2,717,132)
Emerson Electric Co. (12,279) (1,757,739)
Encompass Health Corp. (11,817) (1,194,462)
Enphase Energy, Inc. (50,919) (2,507,252)
Ensign Group, Inc. (The) (6,083) (975,105)
Entegris, Inc. (2,578) (463,679)
EQT Corp. (33,501) (1,781,248)
Equifax, Inc. (1,996) (316,805)
Erie Indemnity Co., Class A (2,692) (645,407)
Esab Corp. (11,929) (1,176,557)
Essent Group Ltd. (1,777) (114,226)
Everforth, Inc. (6,897) (123,249)
Experian plc (2) (32,084) (1,081,347)
Ferrovial NV (2) (1,858) (127,348)
Fifth Third Bancorp (34,834) (1,963,593)
First Citizens BancShares, Inc.,
Class A (1,564) (3,254,356)
First Financial Bankshares, Inc. (11,776) (407,450)
First Horizon Corp. (48,804) (1,251,335)
First Solar, Inc. (5,984) (1,411,985)
Flagstar Bank NA (170,991) (2,554,606)
Floor & Decor Holdings, Inc., Class
A (26,045) (1,546,031)
Flutter Entertainment plc (12,608) (1,288,159)
FMC Corp. (28,035) (322,403)
Ford Motor Co. (82,027) (1,140,175)
Freeport-McMoRan, Inc. (30,766) (1,934,874)
Freshpet, Inc. (8,729) (516,058)
FTI Consulting, Inc. (6,224) (927,438)
Garmin Ltd. (5,541) (1,316,209)
GATX Corp. (6,461) (1,144,825)
GE HealthCare Technologies, Inc. (24,009) (1,536,816)
General Mills, Inc. (38,390) (1,335,972)
Gentex Corp. (11,810) (298,439)
GFL Environmental, Inc. (13,606) (500,302)
Gilead Sciences, Inc. (25,805) (3,260,204)
Gitlab, Inc., Class A (35,374) (1,079,968)
Glacier Bancorp, Inc. (17,300) (892,334)
Globant SA (20,324) (588,177)
Globus Medical, Inc., Class A (4,874) (385,095)
Goldman Sachs Group, Inc. (The) (5,178) (5,236,874)
Goodyear Tire & Rubber Co. (The) (28,315) (186,879)
Graphic Packaging Holding Co. (39,818) (420,876)
Guidewire Software, Inc. (3,146) (387,115)
GXO Logistics, Inc. (2,435) (123,455)
Haleon plc (2) (114,767) (528,863)
Hamilton Lane, Inc., Class A (8,727) (687,949)
HCA Healthcare, Inc. (4,617) (1,800,122)
Henry Schein, Inc. (20,200) (1,687,104)
Hershey Co. (The) (2,368) (415,466)
Hewlett Packard Enterprise Co. (2,650) (119,542)
Hilton Grand Vacations, Inc. (36,253) (1,898,570)
Hilton Worldwide Holdings, Inc. (8,014) (2,648,306)
Hims & Hers Health, Inc. (15,836) (549,034)
Home BancShares, Inc. (5,511) (157,339)
Home Depot, Inc. (The) (12,375) (4,364,415)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (110.3)% (continued)
Hormel Foods Corp. (14,045) (348,597)
Howard Hughes Holdings, Inc. (10,901) (779,312)
Hubbell, Inc., Class B (6,490) (3,395,568)
Humana, Inc. (5,766) (2,290,371)
Huntington Bancshares, Inc. (303,864) (5,387,509)
Huntington Ingalls Industries, Inc. (6,864) (1,921,165)
Huntsman Corp. (28,249) (300,004)
Hyatt Hotels Corp., Class A (14,731) (2,855,457)
IDACORP, Inc. (20,118) (3,043,853)
IDEX Corp. (4,288) (973,162)
Ingersoll Rand, Inc. (10,102) (828,263)
Insmed, Inc. (7,959) (848,589)
Inspire Medical Systems, Inc. (26,748) (1,193,228)
International Business Machines
Corp. (13,403) (3,769,058)
International Flavors & Fragrances,
Inc. (6,249) (495,046)
International Paper Co. (59,891) (2,281,847)
Intuitive Surgical, Inc. (6,925) (2,753,934)
Ionis Pharmaceuticals, Inc. (50,466) (4,001,449)
IonQ, Inc. (1,709) (91,021)
IPG Photonics Corp. (4,019) (471,509)
IQVIA Holdings, Inc. (5,351) (1,033,920)
Iridium Communications, Inc. (15,827) (868,111)
ITT, Inc. (2,041) (403,628)
J M Smucker Co. (The) (13,265) (1,492,313)
James Hardie Industries plc,
CHESS (2) (10,175) (269,020)
James Hardie Industries plc, ADR (40,901) (1,070,788)
Johnson & Johnson (31,478) (7,994,467)
JPMorgan Chase & Co. (24,714) (8,089,633)
Kemper Corp. (4,853) (130,837)
KeyCorp (41,457) (955,584)
Kinder Morgan, Inc. (109,023) (3,485,465)
Kinsale Capital Group, Inc. (2,395) (789,895)
Kirby Corp. (9,125) (1,240,726)
KKR & Co., Inc. (33,734) (3,096,107)
Knife River Corp. (5,688) (475,801)
Kratos Defense & Security
Solutions, Inc. (26,907) (1,341,583)
Labcorp Holdings, Inc. (11,346) (3,176,880)
Lamb Weston Holdings, Inc. (15,714) (678,531)
Lantheus Holdings, Inc. (22,372) (2,481,950)
Las Vegas Sands Corp. (18,104) (836,224)
Lennox International, Inc. (4,564) (2,614,944)
Liberty Live Holdings, Inc., Class C (10,401) (1,098,762)
Liberty Media Corp-Liberty Formula
One, Class A (5,600) (490,224)
Lincoln National Corp. (22,483) (794,774)
Linde plc (11,918) (6,184,727)
Lithia Motors, Inc., Class A (921) (267,541)
Littelfuse, Inc. (713) (324,650)
Live Nation Entertainment, Inc. (11,489) (2,103,751)
LKQ Corp. (17,385) (457,747)
Loar Holdings, Inc. (13,784) (1,111,128)
Lockheed Martin Corp. (3,235) (1,648,103)
Louisiana-Pacific Corp. (17,322) (1,362,549)
Lowe's Cos., Inc. (7,996) (1,763,038)
LPL Financial Holdings, Inc. (13,235) (3,728,035)
Lululemon Athletica, Inc. (8,228) (939,473)
INVESTMENTS SHARES VALUE ($)
United States - (110.3)% (continued)
Madison Square Garden Sports
Corp., Class A (2,746) (1,103,453)
Markel Group, Inc. (1,182) (2,308,458)
MarketAxess Holdings, Inc. (5,371) (609,555)
Marsh & McLennan Cos., Inc. (5,979) (996,520)
Martin Marietta Materials, Inc. (4,260) (2,456,742)
MasTec, Inc. (4,642) (1,931,351)
McCormick & Co., Inc. (Non-Voting) (42,177) (2,126,564)
MDU Resources Group, Inc. (56,250) (1,193,063)
Merck & Co., Inc. (25,551) (3,283,304)
Meta Platforms, Inc., Class A (6,022) (3,392,132)
MetLife, Inc. (11,581) (979,868)
MGM Resorts International (34,944) (1,670,673)
Microchip Technology, Inc. (22,327) (2,036,222)
Microsoft Corp. (14,585) (5,440,497)
Middleby Corp. (The) (9,399) (1,616,722)
Moderna, Inc. (9,278) (649,738)
Molina Healthcare, Inc. (7,065) (1,615,766)
Mondelez International, Inc., Class
A (53,044) (3,068,065)
Monolithic Power Systems, Inc. (1,150) (1,589,714)
Morgan Stanley (23,122) (4,833,423)
Mosaic Co. (The) (102,451) (2,170,937)
Motorola Solutions, Inc. (14,114) (5,861,403)
MP Materials Corp. (12,616) (706,622)
MSA Safety, Inc. (5,080) (886,866)
Nasdaq, Inc. (4,882) (384,799)
nCino, Inc. (43,288) (707,759)
Netflix, Inc. (13,492) (963,329)
New Jersey Resources Corp. (3,175) (177,927)
Newell Brands, Inc. (54,491) (334,575)
NewMarket Corp. (1,536) (1,215,345)
NextEra Energy, Inc. (21,489) (1,886,090)
Nextpower, Inc., Class A (11,602) (1,382,262)
NIKE, Inc., Class B (101,718) (4,175,524)
NiSource, Inc. (31,967) (1,520,031)
Nordson Corp. (2,254) (680,009)
Northrop Grumman Corp. (3,250) (1,655,258)
Norwegian Cruise Line Holdings
Ltd. (192,873) (4,071,549)
Novanta, Inc. (16,487) (2,674,851)
NRG Energy, Inc. (25,433) (3,714,744)
Nucor Corp. (7,155) (1,593,776)
nVent Electric plc (5,690) (965,081)
NVR, Inc. (262) (1,785,111)
Oklo, Inc. (10,016) (524,137)
Okta, Inc., Class A (11,427) (1,559,214)
Old Dominion Freight Line, Inc. (1,426) (308,872)
Old National Bancorp (36,439) (943,770)
Olin Corp. (79,309) (1,571,904)
Ollie's Bargain Outlet Holdings, Inc. (14,471) (1,112,530)
Omnicom Group, Inc. (44,171) (3,216,974)
ON Semiconductor Corp. (14,447) (1,365,819)
ONE Gas, Inc. (3,824) (294,716)
OneMain Holdings, Inc. (6,724) (409,962)
ONEOK, Inc. (49,415) (4,296,140)
Option Care Health, Inc. (51,132) (1,072,238)
Oracle Corp. (20,758) (3,042,085)
O'Reilly Automotive, Inc. (22,668) (2,087,496)
Ormat Technologies, Inc. (10,054) (1,094,881)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (110.3)% (continued)
PACCAR, Inc. (14,868) (1,785,944)
Packaging Corp. of America (12,912) (3,076,671)
Palantir Technologies, Inc., Class A (16,017) (1,868,703)
Parker-Hannifin Corp. (2,926) (2,861,979)
Parsons Corp. (24,609) (1,289,266)
Paychex, Inc. (8,474) (833,248)
Paylocity Holding Corp. (3,748) (391,778)
Performance Food Group Co. (17,490) (1,955,207)
Permian Resources Corp., Class A (36,552) (672,922)
Perrigo Co. plc (10,635) (110,498)
Phillips 66 (12,498) (2,112,787)
Planet Fitness, Inc., Class A (23,532) (1,227,664)
Plug Power, Inc. (45,474) (123,235)
Pool Corp. (10,584) (2,274,502)
PPL Corp. (82,344) (2,993,204)
Primerica, Inc. (555) (157,731)
Procter & Gamble Co. (The) (19,381) (2,842,030)
Prosperity Bancshares, Inc. (7,723) (564,011)
Prudential Financial, Inc. (6,037) (651,573)
PTC, Inc. (10,020) (1,138,372)
Public Service Enterprise Group,
Inc. (9,973) (809,409)
QIAGEN NV (2) (3,643) (140,926)
Qnity Electronics, Inc. (11,117) (1,815,517)
QUALCOMM, Inc. (13,008) (2,403,748)
QuantumScape Corp. (242,322) (1,831,954)
Quest Diagnostics, Inc. (14,974) (3,173,739)
QXO, Inc. (109,050) (1,884,384)
Ralliant Corp. (10,800) (795,204)
Range Resources Corp. (8,035) (298,822)
RBC Bearings, Inc. (176) (113,355)
Reddit, Inc., Class A (2,170) (376,669)
Regal Rexnord Corp. (8,722) (2,077,493)
RenaissanceRe Holdings Ltd. (4,725) (1,497,353)
Repligen Corp. (17,088) (2,331,487)
Republic Services, Inc., Class A (17,273) (3,680,531)
Revvity, Inc. (2,953) (328,551)
RH (9,880) (1,627,532)
RLI Corp. (6,637) (392,048)
Robinhood Markets, Inc., Class A (18,097) (1,814,767)
Rocket Cos., Inc., Class A (81,607) (1,285,310)
Rollins, Inc. (16,540) (690,380)
Roper Technologies, Inc. (3,711) (1,255,765)
Ross Stores, Inc. (7,165) (1,525,070)
Royal Caribbean Cruises Ltd. (8,420) (2,673,603)
Royal Gold, Inc. (3,474) (693,445)
RTX Corp. (11,636) (2,207,698)
Ryan Specialty Holdings, Inc.,
Class A (53,577) (2,023,068)
Saia, Inc. (1,869) (787,148)
Salesforce, Inc. (23,912) (3,746,054)
Schneider Electric SE (2) (9,649) (3,157,402)
Seaboard Corp. (183) (816,972)
Sempra (45,429) (4,211,723)
SentinelOne, Inc., Class A (12,201) (207,051)
Service Corp. International (25,535) (1,939,639)
SharkNinja, Inc. (14,944) (2,275,523)
Sherwin-Williams Co. (The) (4,434) (1,526,715)
Shift4 Payments, Inc., Class A (12,455) (605,811)
Silgan Holdings, Inc. (22,097) (1,025,080)
INVESTMENTS SHARES VALUE ($)
United States - (110.3)% (continued)
Simpson Manufacturing Co., Inc. (1,358) (284,297)
SLB Ltd. (71,133) (3,306,973)
SLM Corp. (45,510) (1,180,529)
SoFi Technologies, Inc. (176,185) (3,158,997)
Somnigroup International, Inc. (26,613) (2,086,459)
Sonoco Products Co. (15,236) (858,549)
Sotera Health Co. (3) (53)
Southern Co. (The) (61,236) (5,860,898)
SOUTHSTATE BANK Corp. (4,640) (463,536)
Southwest Gas Holdings, Inc. (3,310) (293,531)
Sprouts Farmers Market, Inc. (19,048) (1,611,080)
SPX Technologies, Inc. (1,800) (441,306)
Starbucks Corp. (30,770) (3,144,386)
Stellantis NV (2) (37,153) (212,230)
Strategy, Inc., Class A (9,611) (835,484)
Stryker Corp. (3,856) (1,214,023)
Summit Therapeutics, Inc. (59,228) (862,952)
Sunbelt Rentals Holdings, Inc. (2) (6,857) (500,207)
Super Micro Computer, Inc. (80,687) (2,366,550)
Synaptics, Inc. (5,328) (661,897)
Synopsys, Inc. (10,295) (4,592,291)
Take-Two Interactive Software, Inc. (12,188) (3,046,756)
Teledyne Technologies, Inc. (3,959) (2,640,257)
Teleflex, Inc. (25,047) (3,174,958)
Tempus AI, Inc., Class A (35,335) (2,046,957)
Tesla, Inc. (19,632) (8,257,218)
Texas Instruments, Inc. (2,179) (649,495)
TFS Financial Corp. (20) (354)
Thermo Fisher Scientific, Inc. (3,489) (1,749,245)
TJX Cos., Inc. (The) (16,102) (2,439,453)
Toast, Inc., Class A (79,556) (2,213,248)
TPG, Inc. (29,628) (1,201,415)
Tractor Supply Co. (16,611) (525,074)
Trade Desk, Inc. (The), Class A (61,150) (1,105,592)
TransDigm Group, Inc. (965) (1,285,419)
TransUnion (6,247) (450,659)
Trex Co., Inc. (24,769) (1,239,441)
Trimble, Inc. (16,579) (848,513)
Tyler Technologies, Inc. (3,868) (1,131,235)
U-Haul Holding Co. (13,399) (773,122)
UL Solutions, Inc., Class A (3,485) (354,982)
Ultragenyx Pharmaceutical, Inc. (75,828) (2,531,897)
Under Armour, Inc., Class A (99,893) (638,316)
United Parcel Service, Inc., Class B (8,660) (930,950)
United Rentals, Inc. (1,504) (1,703,867)
UnitedHealth Group, Inc. (3,182) (1,322,535)
Universal Display Corp. (30,763) (2,663,768)
Vail Resorts, Inc. (4,916) (669,313)
Valvoline, Inc. (24,946) (986,365)
Vertex Pharmaceuticals, Inc. (7,906) (3,927,147)
VF Corp. (70,649) (1,178,425)
Virtu Financial, Inc., Class A (19,764) (1,177,341)
Visteon Corp. (1,153) (114,389)
Vistra Corp. (13,451) (2,133,732)
Vulcan Materials Co. (6,165) (1,818,737)
W R Berkley Corp. (6,411) (452,168)
Walmart, Inc. (50,209) (5,686,671)
Waste Connections, Inc. (10,935) (1,822,755)
Waste Management, Inc. (16,408) (3,657,015)
Waters Corp. (875) (328,160)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (110.3)% (continued)
Watsco, Inc. (3,586) (1,494,394)
Weatherford International plc (5,257) (428,446)
WEC Energy Group, Inc. (27,807) (3,247,023)
Wells Fargo & Co. (51,203) (4,231,416)
Wendy's Co. (The) (92,409) (766,071)
West Pharmaceutical Services, Inc. (598) (214,682)
Western Alliance Bancorp (10,547) (866,963)
Westinghouse Air Brake
Technologies Corp. (10,017) (2,700,583)
Westlake Corp. (12,830) (936,590)
WEX, Inc. (4,944) (697,549)
Whirlpool Corp. (18,301) (721,425)
White Mountains Insurance Group
Ltd. (300) (622,017)
Williams Cos., Inc. (The) (87,499) (6,504,676)
Williams-Sonoma, Inc. (7,076) (1,649,416)
WillScot Holdings Corp. (24,326) (702,048)
Wingstop, Inc. (9,265) (1,606,644)
Wintrust Financial Corp. (5,362) (861,781)
WW Grainger, Inc. (834) (1,134,574)
Wyndham Hotels & Resorts, Inc. (12,051) (1,014,815)
Wynn Resorts Ltd. (13,282) (1,289,549)
Xcel Energy, Inc. (52,327) (4,201,858)
Zillow Group, Inc., Class C (15,916) (501,672)
(759,928,117)
Zambia - ( 0 .1 ) %
First Quantum Minerals Ltd. (17,330) (473,375)
TOTAL COMMON STOCKS
(Proceeds $(1,247,274,937))                                                     (1,202,842,251)
PREFERRED STOCKS - (0.4)%
Germany - ( 0 .4 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (18,817) (939,416)
Sartorius AG (Preference) (2) (3,490) (915,597)
Volkswagen AG (Preference) (2) (3,640) (292,006)
TOTAL PREFERRED STOCKS
(Proceeds $(3,019,299))                                                     (2,147,019)
TOTAL SHORT POSITIONS
(Proceeds $(1,250,294,236)) (1,204,989,270)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 53.7%
(Cost $64,695,223) 370,326,242
OTHER ASSETS IN EXCESS OF
LIABILITIES - 46.3%
‡
318,852,159
NET ASSETS - 100.0% 689,178,401
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 5,795,815 0 .8%
Consumer Discretionary (32,015,031) ( 4 .7 )
Consumer Staples (16,038,743) ( 2 .3 )
Energy (2,186,737) ( 0 .3 )
Financials 17,241,786 2 .5
Health Care (7,159,563) ( 1 .0 )
Industrials 16,615,048 2 .4
Information Technology 62,811,226 9 .1
Materials (15,309,304) ( 2 .2 )
Real Estate (6,036,560) ( 0 .9 )
Utilities (22,107,463) ( 3 .2 )
Investment Companies 241,713,067 35 .1
U.S. Treasury Obligations 127,002,701 18 .4
Total Investments In Securities
At Value 370,326,242 53 .7
Other Assets in Excess of
Liabilities ‡ 318,852,159 46 .3
Net Assets
$ 689,178,401 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2026 amounted to $1,168,587,158, which is inclusive of rehypothecated amounts disclosed below. In addition, $249,349,477 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated. Total value of all such securities at June 30, 2026 amounted to $188,138,749.

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2026 amounted to $8,689,118 of investments in securities and
$(9,188,877) of securities sold short, which represents 1.26% and (1.33)% of net assets of the Fund, respectively.
(d) Represents 7-day effective yield as of June 30, 2026.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at June 30, 2026 amounted to $(3,411) of securities sold short, which represents (0.00)% of net assets of the Fund.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 5).
Forward effective interest rate swap contracts outstanding as of June 30, 2026:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 114,500,000 $ 49,357 $ 395,130 $ 444,487
Pay 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 114,400,000 48,078 396,020 444,098
Pay 1D CORRA Semi 3.00% Semi 12/20/2028 CAD 125,000,000 323,082 29,339 352,421
Pay 1D CORRA Semi 3.00% Semi 12/20/2028 CAD 125,100,000 323,111 29,592 352,703
Pay 1D SARON Annual 0.50% Annual 9/20/2028 CHF 49,900,000 461,219 24,065 485,284
Pay 1D SARON Annual 0.50% Annual 9/20/2028 CHF 49,900,000 461,219 24,065 485,284
Pay 1D SARON Annual 0.50% Annual 12/20/2028 CHF 4,100,000 33,170 2,998 36,168
Pay 1D SARON Annual 0.50% Annual 12/20/2028 CHF 4,100,000 33,199 2,970 36,169
Pay 1D SOFR Annual 4.00% Annual 12/20/2028 USD 41,000,000 (19,631) 23,505 3,874
Pay 1D SOFR Annual 4.00% Annual 12/20/2028 USD 40,900,000 (20,172) 24,041 3,869
Pay 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 7,900,000 (111,330) 221,188 109,858
Pay 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 7,800,000 (108,222) 216,690 108,468
Pay 1D SONIA Annual 4.50% Annual 12/17/2036 GBP 7,700,000 22,124 61,315 83,439
Pay 1D SONIA Annual 4.50% Annual 12/17/2036 GBP 7,700,000 21,550 61,888 83,438
Pay 3M BBR Qtrly 3.50% Semi 9/13/2028 NZD 75,100,000 14,401 42,551 56,952
Pay 3M BBR Qtrly 3.50% Semi 9/13/2028 NZD 128,200,000 24,582 72,639 97,221
Pay 3M STIBOR Qtrly 2.50% Annual 9/20/2028 SEK 271,400,000 (60,290) 156,245 95,955
Pay 3M STIBOR Qtrly 2.50% Annual 9/20/2028 SEK 271,400,000 (60,290) 156,245 95,955
Pay 3M STIBOR Qtrly 2.50% Annual 12/20/2028 SEK 381,000,000 4,220 93,110 97,330
Pay 3M STIBOR Qtrly 2.50% Annual 12/20/2028 SEK 381,000,000 4,220 93,110 97,330
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 30,900,000 (236,599) 483,586 246,987
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 30,800,000 (238,261) 484,448 246,187
Pay 6M BBR Semi 5.00% Semi 12/11/2036 AUD 13,100,000 75,660 20,842 96,502
Pay 6M BBR Semi 5.00% Semi 12/11/2036 AUD 13,200,000 76,602 20,775 97,377
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 900,000 7,071 (949) 6,122
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 1,000,000 7,857 (1,055) 6,802
Pay 6M EURIBOR Semi 3.00% Annual 12/17/2036 EUR 3,900,000 13,309 6,492 19,801
Pay 6M EURIBOR Semi 3.00% Annual 12/17/2036 EUR 3,900,000 13,429 6,371 19,800
Receive 1D SOFR Annual 4.00% Annual 9/17/2036 USD 42,200,000 200,462 (87,813) 112,649
Receive 1D SOFR Annual 4.00% Annual 9/17/2036 USD 42,300,000 201,496 (88,579) 112,917
Receive 1D SOFR Annual 4.00% Annual 12/17/2036 USD 9,300,000 61,331 (30,774) 30,557
Receive 1D SOFR Annual 4.00% Annual 12/17/2036 USD 9,200,000 61,299 (31,087) 30,212
Receive 1D SONIA Annual 4.00% Annual 9/20/2028 GBP 27,300,000 48,617 (22,466) 26,151
Receive 1D SONIA Annual 4.00% Annual 9/20/2028 GBP 27,200,000 48,210 (22,155) 26,055
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 20,825,600,000 47,252 (8,781) 38,471
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 20,825,600,000 47,252 (8,781) 38,471
Receive 1D TONAR Annual 1.50% Annual 12/20/2028 JPY 18,548,000,000 312,702 (34,569) 278,133
Receive 1D TONAR Annual 1.50% Annual 12/20/2028 JPY 18,548,000,000 312,702 (34,569) 278,133
2,503,988 2,777,642 5,281,630

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SOFR Annual 4.00% Annual 9/20/2028 USD 166,300,000 $ 131,848 $ (175,896) $ (44,048)
Pay 1D SOFR Annual 4.00% Annual 9/20/2028 USD 166,200,000 131,680 (175,703) (44,023)
Pay 1D SONIA Annual 4.00% Annual 12/20/2028 GBP 17,500,000 (63,826) 42,119 (21,707)
Pay 1D SONIA Annual 4.00% Annual 12/20/2028 GBP 17,400,000 (66,831) 45,248 (21,583)
Pay 1D TONAR Annual 2.50% Annual 9/17/2036 JPY 4,547,200,000 (160,634) (43,323) (203,957)
Pay 1D TONAR Annual 2.50% Annual 9/17/2036 JPY 4,547,300,000 (160,627) (43,334) (203,961)
Pay 1D TONAR Annual 2.50% Annual 12/17/2036 JPY 3,702,700,000 (241,331) (52,339) (293,670)
Pay 1D TONAR Annual 2.50% Annual 12/17/2036 JPY 3,702,700,000 (241,359) (52,311) (293,670)
Pay 3M BBR Qtrly 3.50% Semi 12/13/2028 NZD 15,300,000 (13,261) 9,693 (3,568)
Pay 3M BBR Qtrly 3.50% Semi 12/13/2028 NZD 15,300,000 (13,261) 9,693 (3,568)
Receive 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 11,700,000 (89,323) (152,921) (242,244)
Receive 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 11,800,000 (87,605) (156,709) (244,314)
Receive 1D CORRA Semi 3.50% Semi 12/17/2036 CAD 9,300,000 (150,018) (20,315) (170,333)
Receive 1D CORRA Semi 3.50% Semi 12/17/2036 CAD 9,300,000 (148,638) (21,696) (170,334)
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 287,400,000 569,794 (879,956) (310,162)
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 287,500,000 571,293 (881,561) (310,268)
Receive 3M BBR Qtrly 4.50% Qtrly 12/07/2028 AUD 147,700,000 (132,781) (84,569) (217,350)
Receive 3M BBR Qtrly 4.50% Qtrly 12/07/2028 AUD 147,700,000 (132,366) (85,019) (217,385)
Receive 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 104,400,000 (528,580) (97,216) (625,796)
Receive 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 104,300,000 (525,677) (99,501) (625,178)
Receive 6M EURIBOR Semi 3.00% Annual 12/20/2028 EUR 91,200,000 (421,135) (120,756) (541,891)
Receive 6M EURIBOR Semi 3.00% Annual 12/20/2028 EUR 91,200,000 (420,560) (121,306) (541,866)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 216,700,000 22,966 (97,424) (74,458)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 216,700,000 22,966 (97,424) (74,458)
Receive 6M NIBOR Semi 5.00% Annual 12/20/2028 NOK 388,000,000 (151,378) (25,660) (177,038)
Receive 6M NIBOR Semi 5.00% Annual 12/20/2028 NOK 388,000,000 (151,378) (25,660) (177,038)
(2,450,022) (3,403,846) (5,853,868)
$ 53,966 $ (626,204) $ (572,238)
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2026 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.34%
1 Day Secured Overnight Financing Rate (“SOFR”): 3.68%
1 Day Sterling Overnight Index Average (“SONIA”): 3.73%
1 Day Swiss Average Rate Overnight (“SARON”): -0.04%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.96%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.46%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.97%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.80%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.57%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.81%

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
Total return swap contracts outstanding as of June 30, 2026 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index July
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MSCS 07/17/2026 EUR 15,797,346 $ 72,625
KOSPI 200 Index
September Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MSCS 09/10/2026 KRW 1,038,750,000 77,783
Swiss Market Index
September Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
Monthly MLIN 09/18/2026 CHF 38,101,560 1,153,573
TAIEX Index July
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MSCS 07/15/2026 TWD 18,711,600 10,571
TAIEX Index July
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MLIN 07/15/2026 TWD 65,490,600 39,211
MSCI South Africa
Net Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ZARONIA
plus or minus
a specified
spread
(-0.45%)
Monthly MLIN 09/16/2026 ZAR (15,249,983) 4,263
MSCI Sweden Net
Return Index
Decreases in
total return of
reference
entity
and pays
the STIBOR
plus or minus
a specified
spread
(0.42%)
Increases in
total return of
reference entity
Monthly MLIN 09/16/2026 SEK 14,007,102 34,948
MSCI Switzerland
Net Return Index
Decreases in
total return of
reference
entity
and pays
the SARON
plus or minus
a specified
spread
(0.31%)
Increases in
total return of
reference entity
Monthly MLIN 09/16/2026 CHF 688,462 47,078
Total unrealized appreciation 1,440,052

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI July Futures Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MSCS 07/30/2026 HKD 41,808,150 $ (47,103)
iBovespa Index
August Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 08/12/2026 BRL 35,522,611 (10,915)
WIG20 Index
September Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 09/18/2026 PLN 999,320 (1,379)
MSCI Australia Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the BBR plus
or minus a
specified
spread
(-0.15%)
Monthly MLIN 09/16/2026 AUD (906,588) (9,573)
MSCI Canada Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the CORRA
plus or minus
a specified
spread
(-0.30%)
Monthly MLIN 09/16/2026 CAD (213,581) (3,109)
MSCI Mexico Net
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the TIIEOIS
plus or minus
a specified
spread (0.10%)
Monthly MLIN 09/17/2026 MXN (8,331,127) (179)
MSCI Singapore Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SORA
plus or minus
a specified
spread (0.20%)
Monthly MLIN 09/16/2026 SGD (213,887) (1,009)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Tel Aviv Stock
Exchange 35 Index
Decreases in
total return
of reference
entity and pays
the SHIRON
plus or minus
a specified
spread
(0.68%)
Increases in
total return of
reference entity
Monthly MLIN 09/16/2026 ILS 46,156 $ (506)
Total unrealized depreciation (73,773)
Net unrealized appreciation $ 1,366,279
Futures contracts outstanding as of June 30, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 69 7/2026 USD $ 5,033,550 $ (99,575)
CAC 40 10 Euro Index 359 7/2026 EUR 34,497,265 (98,702)
Hang Seng Index 42 7/2026 HKD 6,117,508 (76,798)
HSCEI 196 7/2026 HKD 9,412,828 (67,549)
IBEX 35 Index 246 7/2026 EUR 54,519,886 506,015
IFSC NIFTY 50 Index 56 7/2026 USD 2,688,504 (9,074)
Natural Gas 858 7/2026 USD 28,099,500 399,079
OMXS30 Index 642 7/2026 SEK 21,299,912 380,702
RBOB Gasoline 170 7/2026 USD 20,669,586 354,224
SGX FTSE China A50 Index 313 7/2026 USD 4,855,882 31,844
SGX FTSE Taiwan Index 102 7/2026 USD 16,495,440 176,893
WTI Crude Oil 175 7/2026 USD 12,162,500 (1,443,062)
100 oz Gold 36 8/2026 USD 14,538,600 (389,636)
Feeder Cattle 4 8/2026 USD 729,200 (13,731)
Lean Hogs 35 8/2026 USD 1,374,800 27,914
Live Cattle 47 8/2026 USD 4,557,590 (66,741)
Low Sulphur Gasoil 161 8/2026 USD 14,667,100 (146,595)
Australia 3 Year Bond 105 9/2026 AUD 7,597,407 (2,878)
Coffee 'C' 67 9/2026 USD 7,448,306 958,850
Copper 5 9/2026 USD 781,750 5,233
DJIA CBOT E-Mini Index 6 9/2026 USD 1,580,100 21,138
Euro-Bobl 207 9/2026 EUR 27,277,644 31,286
Euro-BTP 41 9/2026 EUR 5,591,142 4,588
Euro-OAT 79 9/2026 EUR 10,815,600 (24,072)
FTSE 100 Index 642 9/2026 GBP 89,769,401 221,182
Japan 10 Year Bond 125 9/2026 JPY 98,073,434 (57,786)
KC HRW Wheat 23 9/2026 USD 719,038 (1,630)
KOSPI 200 Index 42 9/2026 KRW 9,386,497 333,361
LME Aluminum Base Metal 230 9/2026 USD 17,747,088 (1,875,781)
LME Copper Base Metal 93 9/2026 USD 31,109,546 (509,895)
LME Lead Base Metal 19 9/2026 USD 886,930 (45,750)
LME Nickel Base Metal 26 9/2026 USD 2,535,939 (310,735)
LME Zinc Base Metal 78 9/2026 USD 6,958,419 90,487
Long Gilt 1,567 9/2026 GBP 185,447,977 1,564,108
MEX BOLSA Index 57 9/2026 MXN 2,206,010 (60,660)
MSCI EAFE Index 16 9/2026 USD 2,516,240 (8,456)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
MSCI Emerging Markets Index 22 9/2026 USD $ 1,933,030 $ (17,263)
NASDAQ 100 E-Mini Index 2 9/2026 USD 1,220,940 424
Nikkei 225 Index 7 9/2026 JPY 3,021,803 176,457
Russell 2000 E-Mini Index 81 9/2026 USD 12,334,680 275,458
S&P 500 E-Mini Index 406 9/2026 USD 153,229,475 1,114,467
S&P Midcap 400 E-Mini Index 29 9/2026 USD 11,266,500 181,023
Silver 1 9/2026 USD 299,610 732
Sugar No. 11 16 9/2026 USD 265,574 (854)
TOPIX Index 247 9/2026 JPY 60,810,049 1,889,227
U.S. Treasury 10 Year Note 825 9/2026 USD 90,569,531 35,083
U.S. Treasury Long Bond 51 9/2026 USD 5,767,781 (45,954)
Wheat 65 9/2026 USD 1,915,063 (42,470)
90-Day Australian Bank Bill 85 12/2026 AUD 58,196,830 2,416
Soybean Meal 75 12/2026 USD 2,273,250 5,160
Soybean Oil 147 12/2026 USD 5,763,870 (197,840)
3 Month CORRA 23 3/2027 CAD 3,953,746 (705)
3 Month SARON 6 3/2027 CHF 1,856,157 (215)
90-Day Australian Bank Bill 60 3/2027 AUD 41,083,120 600
3 Month CORRA 9 6/2027 CAD 1,544,738 (225)
3 Month SARON 3 9/2027 CHF 927,150 (36)
90-Day Australian Bank Bill 26 9/2027 AUD 17,808,331 (330)
Total of long contracts 3,172,953
Short Contracts
MSCI Singapore Index (163) 7/2026 SGD (6,028,008) 29,348
NY Harbor ULSD (62) 7/2026 USD (8,408,576) 46,232
Australia 10 Year Bond (2,852) 9/2026 AUD (216,349,640) (2,214,498)
Canada 10 Year Bond (1,088) 9/2026 CAD (92,877,955) (776,278)
Cocoa (6) 9/2026 USD (304,680) (73,883)
Cocoa (16) 9/2026 GBP (810,090) (194,766)
Corn (993) 9/2026 USD (20,691,637) 506,367
DAX Index (93) 9/2026 EUR (66,774,915) (73,033)
Euro STOXX 50 Index (1,198) 9/2026 EUR (87,003,140) (744,316)
Euro-Bund (419) 9/2026 EUR (60,887,349) (483,240)
Euro-Buxl (35) 9/2026 EUR (4,430,203) (96,921)
Euro-Schatz (109) 9/2026 EUR (13,195,996) (25,998)
FTSE/JSE Top 40 Index (166) 9/2026 ZAR (10,399,120) 576,851
FTSE/MIB Index (81) 9/2026 EUR (24,007,626) (86,961)
LME Aluminum Base Metal (117) 9/2026 USD (9,027,866) 1,345,903
LME Copper Base Metal (52) 9/2026 USD (17,394,585) 621,068
LME Lead Base Metal (9) 9/2026 USD (420,125) 34,154
LME Nickel Base Metal (27) 9/2026 USD (2,633,475) 261,330
LME Zinc Base Metal (33) 9/2026 USD (2,943,947) 10,517
S&P/TSX 60 Index (83) 9/2026 CAD (24,061,075) (12,100)
SET50 Index (631) 9/2026 THB (3,975,506) (115,425)
SPI 200 Index (254) 9/2026 AUD (38,583,004) 442,505
U.S. Treasury 2 Year Note (616) 9/2026 USD (126,953,750) 112,639
U.S. Treasury 5 Year Note (538) 9/2026 USD (57,553,390) 28,613
U.S. Treasury Ultra Bond (3) 9/2026 USD (346,875) (858)
Soybean (202) 11/2026 USD (11,551,875) (92,685)
3 Month Euro Euribor (53) 12/2026 EUR (14,750,366) (14,623)
90-Day New Zealand Bill (14) 12/2026 NZD (7,889,824) (4,079)
Cotton No. 2 (10) 12/2026 USD (384,000) (1,712)
3 Month Euro Euribor (47) 3/2027 EUR (13,075,143) (24,439)
3 Month SOFR (92) 3/2027 USD (22,069,650) 75,384
3 Month SONIA (20) 3/2027 GBP (6,367,955) (14,690)
90-Day New Zealand Bill (11) 3/2027 NZD (6,195,964) (4,366)
3 Month Euro Euribor (47) 6/2027 EUR (13,075,143) (26,969)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month SARON (1) 6/2027 CHF $ (309,174) $ (431)
3 Month SOFR (88) 6/2027 USD (21,100,200) 97,225
3 Month SONIA (17) 6/2027 GBP (5,409,379) (16,459)
90-Day Australian Bank Bill (22) 6/2027 AUD (15,066,015) (1,295)
90-Day New Zealand Bill (13) 6/2027 NZD (7,320,355) (1,331)
3 Month CORRA (89) 9/2027 CAD (15,256,919) (24,838)
3 Month Euro Euribor (25) 9/2027 EUR (6,956,649) (13,512)
3 Month SOFR (73) 9/2027 USD (17,509,963) 66,100
3 Month SONIA (9) 9/2027 GBP (2,863,640) (8,385)
3 Month CORRA (49) 12/2027 CAD (8,393,830) (8,941)
3 Month Euro Euribor (28) 12/2027 EUR (7,794,246) (14,550)
3 Month SARON (1) 12/2027 CHF (308,957) (520)
3 Month SOFR (54) 12/2027 USD (12,961,350) 67,444
3 Month SONIA (10) 12/2027 GBP (3,183,148) (8,241)
3 Month Euro Euribor (29) 3/2028 EUR (8,074,269) (15,536)
3 Month SOFR (56) 3/2028 USD (13,452,600) 54,569
3 Month SONIA (12) 3/2028 GBP (3,821,370) (9,716)
3 Month Euro Euribor (26) 6/2028 EUR (7,238,628) (9,530)
3 Month SOFR (58) 6/2028 USD (13,941,750) 41,826
3 Month SONIA (11) 6/2028 GBP (3,503,834) (8,504)
3 Month SOFR (58) 9/2028 USD (13,946,825) (3,320)
3 Month SONIA (10) 9/2028 GBP (3,185,304) (6,258)
Total of short contracts (815,132)
Net unrealized appreciation $ 2,357,821
Forward foreign currency exchange contracts outstanding as of June 30, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 8,358,499 USD 5,746,993 CITI 9/16/2026 $ 31,983
AUD 8,358,501 USD 5,746,983 JPMC 9/16/2026 31,994
CHF 4,263,000 USD 5,313,671 CITI 9/16/2026 7,701
CHF 4,263,000 USD 5,313,660 JPMC 9/16/2026 7,712
CNY 4,120,635 USD 609,345 CITI
**
9/16/2026 785
CNY 4,120,636 USD 609,348 JPMC
**
9/16/2026 782
COP 6,650,865,500 USD 1,758,524 CITI
**
9/16/2026 151,891
COP 6,650,865,500 USD 1,758,520 JPMC
**
9/16/2026 151,894
EUR 451,501 USD 516,511 CITI 9/16/2026 1,050
EUR 451,499 USD 516,508 JPMC 9/16/2026 1,051
GBP 2,110,501 USD 2,782,128 CITI 9/16/2026 17,338
GBP 2,110,499 USD 2,782,119 JPMC 9/16/2026 17,343
HUF 241,795,160 USD 771,536 CITI 9/16/2026 2,810
HUF 241,795,160 USD 771,512 JPMC 9/16/2026 2,835
INR 1,072,731,501 USD 11,066,380 CITI
**
9/16/2026 198,145
INR 1,072,731,499 USD 11,066,357 JPMC
**
9/16/2026 198,167
KRW 2,000,000,000 USD 1,293,488 CITI
**
9/16/2026 902
KRW 2,000,000,000 USD 1,293,485 JPMC
**
9/16/2026 905
NOK 37,000,000 USD 3,718,553 CITI 9/16/2026 15,332
NOK 37,000,000 USD 3,718,546 JPMC 9/16/2026 15,340
NZD 1,845,502 USD 1,047,246 CITI 9/16/2026 3,644
NZD 1,845,498 USD 1,047,242 JPMC 9/16/2026 3,646
PEN 4,163,364 USD 1,210,516 CITI
**
9/16/2026 3,711
PEN 4,163,364 USD 1,210,513 JPMC
**
9/16/2026 3,714

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
PHP 25,000,000 USD 405,033 CITI
**
9/16/2026 $ 405
PHP 25,000,000 USD 405,033 JPMC
**
9/16/2026 406
PLN 890,001 USD 235,835 CITI 9/16/2026 742
PLN 889,999 USD 235,834 JPMC 9/16/2026 743
SEK 500,000 USD 51,529 CITI 9/16/2026 260
SEK 500,000 USD 51,529 JPMC 9/16/2026 260
SGD 474,000 USD 368,160 CITI 9/16/2026 227
SGD 474,000 USD 368,159 JPMC 9/16/2026 228
TWD 25,035,000 USD 783,107 CITI
**
9/16/2026 697
TWD 25,035,000 USD 783,105 JPMC
**
9/16/2026 699
USD 16,408,258 AUD 23,138,999 CITI 9/16/2026 410,204
USD 16,408,293 AUD 23,139,003 JPMC 9/16/2026 410,236
USD 727,308 BRL 3,779,749 CITI
**
9/16/2026 8,583
USD 727,310 BRL 3,779,749 JPMC
**
9/16/2026 8,585
USD 12,879,279 CAD 17,943,000 CITI 9/16/2026 183,900
USD 12,879,304 CAD 17,943,000 JPMC 9/16/2026 183,926
USD 75,837,845 CHF 58,975,068 CITI 9/16/2026 2,221,071
USD 75,831,591 CHF 58,968,048 JPMC 9/16/2026 2,223,580
USD 110,947 CLP 100,000,000 CITI
**
9/16/2026 2,370
USD 110,947 CLP 100,000,000 JPMC
**
9/16/2026 2,370
USD 13,357,866 CNY 90,008,103 CITI
**
9/16/2026 30,643
USD 13,357,916 CNY 90,008,104 JPMC
**
9/16/2026 30,693
USD 144,341 COP 500,000,000 CITI
**
9/16/2026 719
USD 144,341 COP 500,000,000 JPMC
**
9/16/2026 720
USD 1,489,328 CZK 31,444,288 CITI 9/16/2026 8,008
USD 1,489,196 CZK 31,441,462 JPMC 9/16/2026 8,009
USD 670,166 DKK 4,277,500 CITI 9/16/2026 13,577
USD 670,167 DKK 4,277,500 JPMC 9/16/2026 13,579
USD 26,097,445 EUR 22,387,068 CITI 9/16/2026 434,892
USD 26,079,382 EUR 22,371,677 JPMC 9/16/2026 434,473
USD 89,684,929 GBP 66,741,010 CITI 9/16/2026 1,156,587
USD 89,709,411 GBP 66,759,191 JPMC 9/16/2026 1,156,953
USD 788,225 HKD 6,150,000 CITI 9/16/2026 1,923
USD 788,227 HKD 6,150,000 JPMC 9/16/2026 1,925
USD 2,228,394 HUF 684,783,244 CITI 9/16/2026 35,382
USD 2,228,399 HUF 684,783,239 JPMC 9/16/2026 35,387
USD 924,147 IDR 16,505,151,000 CITI
**
9/16/2026 8,144
USD 924,149 IDR 16,505,151,000 JPMC
**
9/16/2026 8,146
USD 14,385,323 ILS 41,790,249 CITI 9/16/2026 314,521
USD 14,388,933 ILS 41,790,249 JPMC 9/16/2026 318,131
USD 26,085,593 JPY 4,100,361,173 CITI 9/16/2026 708,941
USD 26,085,645 JPY 4,100,361,166 JPMC 9/16/2026 708,994
USD 597,074 KRW 900,000,000 CITI
**
9/16/2026 14,599
USD 597,075 KRW 900,000,000 JPMC
**
9/16/2026 14,600
USD 32,556,070 NOK 304,071,418 CITI 9/16/2026 1,870,454
USD 32,616,199 NOK 304,663,917 JPMC 9/16/2026 1,870,790
USD 18,344,908 NZD 31,136,618 CITI 9/16/2026 614,690
USD 18,344,946 NZD 31,136,621 JPMC 9/16/2026 614,727
USD 8,637,325 PLN 31,889,017 CITI 9/16/2026 160,683
USD 8,636,415 PLN 31,887,582 JPMC 9/16/2026 160,154
USD 36,069,296 SEK 336,509,498 CITI 9/16/2026 1,214,156
USD 36,077,225 SEK 336,509,500 JPMC 9/16/2026 1,222,085
USD 17,702,028 SGD 22,405,219 CITI 9/16/2026 288,952
USD 17,702,449 SGD 22,405,219 JPMC 9/16/2026 289,373
USD 10,910,245 THB 354,158,335 CITI 9/16/2026 180,649
USD 10,909,743 THB 354,158,335 JPMC 9/16/2026 180,147
USD 283,059 TWD 9,000,000 CITI
**
9/16/2026 1,284
USD 283,060 TWD 9,000,000 JPMC
**
9/16/2026 1,285

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,523,663 ZAR 25,000,000 CITI 9/16/2026 $ 7,020
USD 1,523,666 ZAR 25,000,000 JPMC 9/16/2026 7,023
ZAR 73,685,637 USD 4,427,917 CITI 9/16/2026 42,277
ZAR 73,036,974 USD 4,389,388 JPMC 9/16/2026 41,453
MXN 20,499,999 USD 1,163,192 CITI 9/17/2026 1,503
MXN 20,500,001 USD 1,163,190 JPMC 9/17/2026 1,505
USD 23,502,037 MXN 410,788,897 CITI 9/17/2026 163,312
USD 23,502,084 MXN 410,788,901 JPMC 9/17/2026 163,359
Total unrealized appreciation 21,086,594
AUD 54,797,582 USD 39,003,950 CITI 9/16/2026 (1,117,495)
AUD 54,797,585 USD 39,003,874 JPMC 9/16/2026 (1,117,415)
BRL 32,307,050 USD 6,269,191 CITI
**
9/16/2026 (125,953)
BRL 32,307,050 USD 6,269,179 JPMC
**
9/16/2026 (125,941)
CAD 88,630,220 USD 64,730,300 CITI 9/16/2026 (2,020,935)
CAD 88,630,220 USD 64,730,170 JPMC 9/16/2026 (2,020,802)
CHF 5,175,568 USD 6,631,002 CITI 9/16/2026 (170,498)
CHF 5,168,548 USD 6,621,953 JPMC 9/16/2026 (170,212)
CLP 261,317,948 USD 290,018 CITI
**
9/16/2026 (6,287)
CLP 261,317,948 USD 290,018 JPMC
**
9/16/2026 (6,287)
CNY 33,318,590 USD 4,950,899 CITI
**
9/16/2026 (17,520)
CNY 33,318,589 USD 4,950,964 JPMC
**
9/16/2026 (17,584)
CZK 1,001,413 USD 48,163 CITI 9/16/2026 (987)
CZK 998,587 USD 48,027 JPMC 9/16/2026 (984)
EUR 59,631,559 USD 69,561,253 CITI 9/16/2026 (1,204,914)
EUR 59,616,169 USD 69,542,999 JPMC 9/16/2026 (1,204,301)
GBP 7,708,151 USD 10,322,758 CITI 9/16/2026 (98,313)
GBP 7,726,331 USD 10,347,068 JPMC 9/16/2026 (98,509)
HUF 557,991,934 USD 1,800,137 CITI 9/16/2026 (13,172)
HUF 557,991,929 USD 1,800,133 JPMC 9/16/2026 (13,168)
ILS 2,559,000 USD 884,925 CITI 9/16/2026 (23,308)
ILS 2,559,000 USD 884,923 JPMC 9/16/2026 (23,307)
INR 55,000,000 USD 578,681 CITI
**
9/16/2026 (1,138)
INR 55,000,000 USD 578,680 JPMC
**
9/16/2026 (1,136)
JPY 12,471,809,293 USD 78,956,484 CITI 9/16/2026 (1,769,927)
JPY 12,471,809,286 USD 78,956,326 JPMC 9/16/2026 (1,769,767)
KRW 42,858,241,613 USD 28,491,120 CITI
**
9/16/2026 (753,479)
KRW 42,858,241,613 USD 28,491,063 JPMC
**
9/16/2026 (753,425)
NOK 278,195,072 USD 29,260,280 CITI 9/16/2026 (1,185,997)
NOK 278,787,571 USD 29,324,997 JPMC 9/16/2026 (1,190,924)
NZD 65,912,498 USD 38,679,539 CITI 9/16/2026 (1,146,788)
NZD 65,912,502 USD 38,679,464 JPMC 9/16/2026 (1,146,711)
PHP 65,000,000 USD 1,065,028 CITI
**
9/16/2026 (10,888)
PHP 65,000,000 USD 1,065,025 JPMC
**
9/16/2026 (10,885)
PLN 8,900,384 USD 2,437,956 CITI 9/16/2026 (72,083)
PLN 8,898,948 USD 2,437,562 JPMC 9/16/2026 (72,069)
SEK 71,499,999 USD 7,613,413 CITI 9/16/2026 (207,553)
SEK 71,500,001 USD 7,613,407 JPMC 9/16/2026 (207,546)
SGD 649,000 USD 509,414 CITI 9/16/2026 (5,019)
SGD 649,000 USD 509,413 JPMC 9/16/2026 (5,017)
THB 6,000,000 USD 183,744 CITI 9/16/2026 (1,967)
THB 6,000,000 USD 183,743 JPMC 9/16/2026 (1,967)
TWD 830,361,636 USD 26,244,981 CITI
**
9/16/2026 (247,754)
TWD 830,361,636 USD 26,245,108 JPMC
**
9/16/2026 (247,885)
USD 462,043 BRL 2,438,251 CITI
**
9/16/2026 (1,595)
USD 462,044 BRL 2,438,251 JPMC
**
9/16/2026 (1,594)
USD 11,350,068 CAD 16,075,000 CITI 9/16/2026 (23,627)
USD 11,350,090 CAD 16,075,000 JPMC 9/16/2026 (23,604)
USD 1,307,291 CHF 1,050,000 CITI 9/16/2026 (3,392)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,307,294 CHF 1,050,000 JPMC 9/16/2026 $ (3,389)
USD 7,839,919 CNY 53,005,522 CITI
**
9/16/2026 (8,445)
USD 7,839,780 CNY 53,005,520 JPMC
**
9/16/2026 (8,585)
USD 57,188 COP 200,000,000 CITI
**
9/16/2026 (260)
USD 57,188 COP 200,000,000 JPMC
**
9/16/2026 (260)
USD 1,362,048 CZK 29,000,000 CITI 9/16/2026 (4,123)
USD 1,362,051 CZK 29,000,000 JPMC 9/16/2026 (4,120)
USD 939,167 EUR 823,001 CITI 9/16/2026 (4,248)
USD 939,167 EUR 822,999 JPMC 9/16/2026 (4,246)
USD 11,900,942 GBP 9,000,501 CITI 9/16/2026 (37,736)
USD 11,900,963 GBP 9,000,499 JPMC 9/16/2026 (37,712)
USD 31,284 HUF 9,783,242 CITI 9/16/2026 (46)
USD 31,260 HUF 9,783,242 JPMC 9/16/2026 (71)
USD 1,482,473 ILS 4,423,500 CITI 9/16/2026 (6,922)
USD 1,482,476 ILS 4,423,500 JPMC 9/16/2026 (6,919)
USD 11,348,718 INR 1,105,079,001 CITI
**
9/16/2026 (255,481)
USD 11,348,741 INR 1,105,078,999 JPMC
**
9/16/2026 (255,458)
USD 1,912,580 NOK 19,000,000 CITI 9/16/2026 (4,820)
USD 1,912,584 NOK 19,000,000 JPMC 9/16/2026 (4,816)
USD 1,192,622 NZD 2,107,501 CITI 9/16/2026 (7,459)
USD 1,192,623 NZD 2,107,499 JPMC 9/16/2026 (7,456)
USD 2,950,792 PHP 183,176,500 CITI
**
9/16/2026 (19,879)
USD 2,950,798 PHP 183,176,500 JPMC
**
9/16/2026 (19,873)
USD 1,079,218 PLN 4,069,002 CITI 9/16/2026 (2,392)
USD 1,079,219 PLN 4,068,998 JPMC 9/16/2026 (2,390)
USD 1,134,569 SEK 11,000,000 CITI 9/16/2026 (4,794)
USD 1,134,571 SEK 11,000,000 JPMC 9/16/2026 (4,792)
USD 1,667,237 THB 55,500,000 CITI 9/16/2026 (14,193)
USD 1,667,241 THB 55,500,000 JPMC 9/16/2026 (14,190)
USD 62,560 TWD 2,000,000 CITI
**
9/16/2026 (57)
USD 62,560 TWD 2,000,000 JPMC
**
9/16/2026 (57)
USD 5,203,702 ZAR 86,874,791 CITI 9/16/2026 (66,621)
USD 5,164,916 ZAR 86,226,125 JPMC 9/16/2026 (66,055)
ZAR 28,000,001 USD 1,718,406 CITI 9/16/2026 (19,765)
ZAR 27,999,999 USD 1,718,403 JPMC 9/16/2026 (19,762)
MXN 8,363,959 USD 479,326 CITI 9/17/2026 (4,133)
MXN 8,363,962 USD 479,325 JPMC 9/17/2026 (4,132)
Total unrealized depreciation (21,387,286)
Net unrealized depreciation $ (300,692)
** Non-deliverable forward foreign currency exchange contracts.

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

Collateral pledged to (received from) each counterparty at June 30, 2026 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 24,877,820 $ 24,877,820
CITG
Cash – 4,028,174 4,028,174
CITI
Cash (110,636) – (110,636)
Investment Companies 4,200,547 – 4,200,547
GSCO
Cash – 7,995,037 7,995,037
GSIN
U.S. Treasury Bills 1,713,558 – 1,713,558
JPMC
Investment Companies 8,003,279 – 8,003,279
JPMS
Cash – 31,590,700 31,590,700
MLIN
Cash 3,448,757 – 3,448,757
MSCS
Cash (1,108) – (1,108)
U.S. Treasury Bills 4,209,555 – 4,209,555
Collateral pledged to (received from) each counterparty for the Subsidiary (See Note 2) at June 30, 2026 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 12,158,284 $ 12,158,284
JPPC
Cash – 1,580,376 1,580,376
MSCL
Cash – 1,074,781 1,074,781

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CVX FUSION FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 147.4%
COMMON STOCKS - 66.1%
Australia - 0 .8%
ALS Ltd. (2)(a) 910 14,445
Aristocrat Leisure Ltd. (2) 381 16,146
Aurizon Holdings Ltd. (2)(a) 4,803 13,893
BHP Group Ltd. (2)(a) 758 31,588
Computershare Ltd. (2) 253 6,700
Evolution Mining Ltd. (2)(a) 3,913 32,356
Glencore plc (2)(a) 8,361 57,008
IGO Ltd. (2)*(a) 2,923 15,044
JB Hi-Fi Ltd. (2)(a) 246 13,678
Macquarie Group Ltd. (2)(a) 220 38,246
Mineral Resources Ltd. (2)*(a) 501 21,696
Northern Star Resources Ltd. (2)(a) 580 7,679
Orica Ltd. (2)(a) 297 4,871
PLS Group Ltd. (2)*(a) 6,157 21,576
Pro Medicus Ltd. (2)(a) 224 31,668
Qantas Airways Ltd. (2)(a) 1,406 10,330
QBE Insurance Group Ltd. (2)(a) 1,709 29,728
Sonic Healthcare Ltd. (2)(a) 497 7,152
South32 Ltd. (2)(a) 9,321 25,310
Technology One Ltd. (2)(a) 1,032 21,171
Telix Pharmaceuticals Ltd. (2)*(a) 268 3,108
Telstra Group Ltd. (2)(a) 2,570 9,013
Whitehaven Coal Ltd. (2)(a) 2,411 12,782
445,188
Belgium - 0 .2%
Ageas SA/NV (2)(a) 154 12,322
Anheuser-Busch InBev SA/NV (2)
(a) 342 28,259
KBC Group NV (2)(a) 32 4,371
Liberty Global Ltd., Class A *(a) 1,683 19,136
UCB SA (2)(a) 28 8,382
Umicore SA (2)(a) 380 8,816
81,286
Brazil - 0 .0% †
Yara International ASA (2) 222 9,763
Burkina Faso - 0 .0% †
IAMGOLD Corp. * 568 9,015
Canada - 1 .3%
Agnico Eagle Mines Ltd. (a)(b) 57 8,856
Alamos Gold, Inc., Class A (a) 340 10,308
Aritzia, Inc. *(a) 247 27,237
Bank of Montreal (a) 103 18,205
Bank of Nova Scotia (The) (a) 542 47,109
Barrick Mining Corp. (a) 549 20,187
Brookfield Corp., Class A (a) 944 40,276
Canadian Imperial Bank of
Commerce (a) 284 32,704
Canadian National Railway Co. (a)
(b) 665 79,360
Capital Power Corp. (a)(b) 137 7,140
Capstone Copper Corp. *(a)(b) 910 8,361
Celestica, Inc. *(a) 187 68,199
Finning International, Inc. (a) 450 31,786
George Weston Ltd. (a) 145 10,408
INVESTMENTS SHARES VALUE ($)
Canada - 1.3% (continued)
iA Financial Corp., Inc. (a) 34 4,695
Kinross Gold Corp. (a) 442 10,465
Loblaw Cos. Ltd. (a) 554 25,133
Lundin Gold, Inc. (a) 242 13,055
LunR Royalties Corp. * 50 666
Magna International, Inc. (a) 717 47,148
Manulife Financial Corp. (a) 776 31,472
Pan American Silver Corp. (a) 200 8,966
Quebecor, Inc., Class B (a) 640 30,546
Royal Bank of Canada (a) 166 34,374
Suncor Energy, Inc. (a) 146 7,855
TFI International, Inc. (a) 293 42,176
Toromont Industries Ltd. (a) 114 18,746
Toronto-Dominion Bank (The) (a) 150 18,238
Whitecap Resources, Inc. (a) 501 5,203
708,874
China - 0 .1%
BOC Hong Kong Holdings Ltd. (2) 1,000 5,427
Yangzijiang Shipbuilding Holdings
Ltd. (2) 11,300 29,976
35,403
Denmark - 0 .3%
Danske Bank A/S (2)(a) 1,191 63,841
Demant A/S (2)* 14 575
Genmab A/S (2)*(a) 33 9,047
ISS A/S (2)(a) 645 26,404
Jyske Bank A/S (Registered) (2)(a) 153 22,139
Orsted A/S (2)*(a)(c) 1,238 27,830
Pandora A/S (2)(a) 112 12,867
162,703
Finland - 0 .2%
Elisa OYJ (2)(a) 90 3,777
Fortum OYJ (2)(a) 1,082 25,032
Nokia OYJ (2)(a) 293 3,908
Nordea Bank Abp (2)(a) 2,096 39,776
Wartsila OYJ Abp (2)(a) 1,228 46,899
119,392
France - 1 .2%
Air France-KLM (2)*(a) 759 11,815
Alstom SA (2)*(a) 1,491 26,049
Amundi SA (2)(a)(b)(c) 78 7,488
Arkema SA (2)(a) 48 3,028
AXA SA (2)(a)(b) 103 5,161
BNP Paribas SA (2)(a) 1,302 152,066
Bouygues SA (2)(a) 134 7,483
Carrefour SA (2)(a) 2,984 55,398
Credit Agricole SA (2)(a) 2,672 53,742
Dassault Aviation SA (2)(a) 27 8,869
Eiffage SA (2)(a) 185 27,288
Gaztransport Et Technigaz SA (2)
(a)(b) 38 8,053
Getlink SE (2)(a) 74 1,573
Safran SA (2)(a) 92 36,255
SEB SA (2)(a) 140 7,378
Societe Generale SA (2)(a) 1,292 114,355
Thales SA (2)(a) 62 15,934

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
France - 1.2% (continued)
TotalEnergies SE (2)(a) 1,079 83,434
Valeo SE (2)(a) 737 10,830
Vinci SA (2)(a) 143 20,885
657,084
Germany - 1 .6%
adidas AG (2)(a) 326 66,905
Aurubis AG (2)(a) 125 25,909
BASF SE (2)(a) 1,245 66,549
Bayer AG (Registered) (2)(a) 278 15,376
Commerzbank AG (2) 425 18,103
Daimler Truck Holding AG (2)(a) 417 20,112
Deutsche Bank AG (Registered)
(2)(a) 5,420 183,558
Deutsche Lufthansa AG
(Registered) (2)(a) 5,843 66,954
Deutsche Post AG (2)(a) 1,076 65,417
E.ON SE (2)(a) 1,738 35,740
Evonik Industries AG (2)(a) 1,754 31,827
Freenet AG (2)(a) 1,014 26,137
Fresenius Medical Care AG (2)(a) 805 36,443
Heidelberg Materials AG (2)(a) 172 32,812
HUGO BOSS AG (2)(a) 391 16,798
Knorr-Bremse AG (2)(a) 48 5,585
Puma SE (2)*(a) 481 14,620
RWE AG (2)(a) 250 16,168
Talanx AG (2)(a) 66 8,348
Wacker Chemie AG (2)*(a) 180 18,702
Zalando SE (2)*(a)(c) 416 12,054
784,117
Hong Kong - 0 .0% †
Techtronic Industries Co. Ltd. (2)(a) 500 8,321
Italy - 0 .8%
Azimut Holding SpA (2)(a) 187 7,596
Enel SpA (2)(a) 6,795 77,940
Generali (2)(a)(b) 1,141 55,626
Intesa Sanpaolo SpA (2)(a) 4,154 28,552
Italgas SpA (a)(b) 918 10,631
Leonardo SpA (2)(a) 359 19,275
Pirelli & C SpA (2)*(a)(c) 1,262 9,558
Poste Italiane SpA (2)(a) 1,619 52,995
Prysmian SpA (2)(a)(b) 271 45,621
Saipem SpA (2)(a) 5,535 27,827
Snam SpA (2)(a)(b) 5,023 36,262
Technoprobe SpA (2)* 173 6,942
UniCredit SpA (2)(a) 219 19,627
Unipol Assicurazioni SpA (2)(a) 571 15,960
414,412
Ivory Coast - 0 .0% †
Endeavour Mining plc (2)(a) 188 9,208
Japan - 8 .0%
AGC, Inc. (2)(a) 500 21,605
Aisin Corp. (2)(a) 400 5,431
Ajinomoto Co., Inc. (2) 400 14,584
Asahi Intecc Co. Ltd. (2)(a) 1,200 28,135
Astellas Pharma, Inc. (2)(a) 3,800 50,831
Azbil Corp. (2)(a) 500 5,325
INVESTMENTS SHARES VALUE ($)
Japan - 8.0% (continued)
Brother Industries Ltd. (2)(a) 900 20,474
Chubu Electric Power Co., Inc. (2)
(a) 1,300 24,563
Chugai Pharmaceutical Co. Ltd. (2) 500 23,097
Concordia Financial Group Ltd. (2)
(a) 2,600 28,001
CyberAgent, Inc. (2)(a) 2,800 23,605
Dai Nippon Printing Co. Ltd. (2)(a) 1,100 20,183
Daiichi Life Group, Inc. (2)(a) 6,500 70,972
Dentsu Group, Inc. (2)*(a) 1,649 31,551
Disco Corp. (2) 100 52,023
ENEOS Holdings, Inc. (2)(a) 1,800 13,324
Fuji Electric Co. Ltd. (2)(a) 600 50,823
Fukuoka Financial Group, Inc. (2)
(a) 800 33,938
Furukawa Electric Co. Ltd. (2)(a) 1,000 30,077
Hirose Electric Co. Ltd. (2)(a) 200 35,915
Hitachi Construction Machinery Co.
Ltd. (2)(a) 1,800 59,010
Inpex Corp. (2)(a) 1,000 20,178
Isetan Mitsukoshi Holdings Ltd. (2)
(a) 2,200 56,193
Japan Post Bank Co. Ltd. (2)(a) 600 11,419
Japan Post Holdings Co. Ltd. (2)(a) 6,300 84,679
Japan Post Insurance Co. Ltd. (2)
(a)(b) 3,100 29,302
Japan Tobacco, Inc. (2)(a) 700 25,830
JFE Holdings, Inc. (2)(a) 3,600 34,756
Kajima Corp. (2)(a) 2,100 76,551
Kansai Electric Power Co., Inc.
(The) (2)(a) 2,000 28,264
Kawasaki Heavy Industries Ltd. (2)
(a)(b) 2,400 43,433
KDDI Corp. (2) 2,100 35,275
Kinden Corp. (2)(a) 600 29,618
Kioxia Holdings Corp. (2)*(a) 200 116,246
Kirin Holdings Co. Ltd. (2)(a) 700 12,072
Kobe Steel Ltd. (2)(a) 1,100 12,759
Kokusai Electric Corp. (2)(a) 400 27,490
Komatsu Ltd. (2)(a) 800 31,238
Kyoto Financial Group, Inc. (2)(a) 600 16,696
Kyowa Kirin Co. Ltd. (2)(a) 800 12,733
Kyushu Electric Power Co., Inc. (2)
(a) 1,900 19,259
LY Corp. (2)(a) 25,100 66,805
Makita Corp. (2)(a) 800 28,769
Mazda Motor Corp. (2)(a) 6,900 46,148
MEIJI Holdings Co. Ltd. (2)(a) 1,000 23,230
MINEBEA MITSUMI, Inc. (2)(a) 1,000 29,663
Mitsubishi Chemical Group Corp.
(2)(a) 6,600 46,312
Mitsubishi Electric Corp. (2)(a) 400 14,670
Mitsui Chemicals, Inc. (2)(a) 1,400 18,556
Mitsui Kinzoku Co. Ltd. (2)(a) 100 26,759
Mizuho Financial Group, Inc. (2)(a) 1,100 52,832
MS&AD Insurance Group Holdings,
Inc. (2)(a) 1,400 36,288
Murata Manufacturing Co. Ltd. (2)
(a) 1,900 136,392
NGK Corp. (2)(a) 700 32,990

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 8.0% (continued)
NIDEC Corp. (2)*(a)(b) 6,600 108,482
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 800 24,926
Nippon Yusen KK (2)(a) 3,800 122,909
Nissan Chemical Corp. (2)(a) 500 26,302
Nissan Motor Co. Ltd. (2)*(a) 14,900 27,587
Niterra Co. Ltd. (2)(a) 600 39,872
Nomura Holdings, Inc. (2)(a) 8,400 73,751
NTT, Inc. (2)(a) 21,700 19,303
Obayashi Corp. (2)(a) 1,200 24,250
Oji Holdings Corp. (2)(a) 6,500 31,932
Olympus Corp. (2) 1,100 11,518
Omron Corp. (2)(a) 1,800 65,052
Ono Pharmaceutical Co. Ltd. (2)(a) 3,371 49,552
Open House Group Co. Ltd. (2)(a) 100 5,222
Oracle Corp. Japan (2)(a) 300 15,377
ORIX Corp. (2)(a) 1,400 53,328
Otsuka Corp. (2) 300 5,136
Otsuka Holdings Co. Ltd. (2)(a) 700 46,591
Panasonic Holdings Corp. (2)(a) 3,700 104,094
Recruit Holdings Co. Ltd. (2)(a) 200 13,916
Renesas Electronics Corp. (2)(a) 200 6,174
Resona Holdings, Inc. (2)(a) 2,800 36,507
Ricoh Co. Ltd. (2)(a) 2,300 20,039
Rohm Co. Ltd. (2)(a) 1,400 47,340
Seiko Epson Corp. (2)(a) 2,900 48,540
Sekisui House Ltd. (2)(a) 900 18,711
Seven & i Holdings Co. Ltd. (2)(a) 11,400 136,714
Shimamura Co. Ltd. (2)(a) 400 8,237
Shimizu Corp. (2)(a) 2,500 39,590
Shin-Etsu Chemical Co. Ltd. (2)(a) 1,500 65,384
Shizuoka Financial Group, Inc. (2)
(a) 2,700 50,690
SMC Corp. (2)(a) 200 89,417
SoftBank Corp. (2)(a) 23,800 30,391
Sojitz Corp. (2)(a) 1,500 48,120
Sony Financial Group, Inc. (2) 89,200 77,723
Sony Group Corp. (2)(a) 2,100 42,261
Subaru Corp. (2)(a) 4,400 64,373
Sumitomo Corp. (2)(a) 2,800 26,913
Sumitomo Electric Industries Ltd.
(2)(a) 4,800 89,074
Sumitomo Forestry Co. Ltd. (2) 1,200 10,018
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 2,900 108,286
Taisei Corp. (2)(a) 200 17,704
TBS Holdings, Inc. (2)(a) 400 15,426
Tokyo Century Corp. (2)(a) 400 6,167
Tokyo Gas Co. Ltd. (2)(a) 600 22,719
TOPPAN Holdings, Inc. (2)(a) 1,600 50,732
Tosoh Corp. (2)(a) 900 16,345
TOTO Ltd. (2)(a) 200 10,710
Toyo Suisan Kaisha Ltd. (2)(a)(b) 300 19,214
Toyota Tsusho Corp. (2)(a) 700 26,056
USS Co. Ltd. (2)(a) 800 9,397
Yamato Holdings Co. Ltd. (2)(a) 1,500 16,973
Yamazaki Baking Co. Ltd. (2)(a) 200 3,928
Yaskawa Electric Corp. (2)(a)(b) 2,000 88,216
INVESTMENTS SHARES VALUE ($)
Japan - 8.0% (continued)
Yokogawa Electric Corp. (2)(a) 900 31,629
4,195,690
Luxembourg - 0 .1%
ArcelorMittal SA (2)(a)(b) 740 44,617
Netherlands - 0 .6%
Aalberts NV (2)(a) 212 9,465
ABN AMRO Bank NV, CVA (2)(a)(c) 1,528 64,989
ASM International NV (2) 8 9,200
ASML Holding NV (2)(a) 74 146,532
ASR Nederland NV (2)(a)(b) 259 19,560
BE Semiconductor Industries NV
(2)(a) 74 24,439
Koninklijke Vopak NV (2)(a) 53 2,760
NN Group NV (2)(a) 436 38,224
NXP Semiconductors NV (a)(b) 45 12,646
Randstad NV (2)(a)(b) 328 9,471
SBM Offshore NV (2)(a) 121 4,183
341,469
Norway - 0 .2%
Equinor ASA (2)(a) 673 21,222
Frontline plc (a) 404 14,016
Kongsberg Gruppen ASA (a) 750 22,601
Norsk Hydro ASA (2)(a) 2,372 21,464
Orkla ASA (2)(a) 524 5,509
Storebrand ASA (2)(a) 671 12,602
Vend Marketplaces ASA (2)(a) 482 11,602
109,016
Portugal - 0 .0% †
Banco Comercial Portugues SA,
Class R (2) 17,045 20,167
EDP SA (2) 365 1,907
22,074
Singapore - 0 .2%
DBS Group Holdings Ltd. (2) 500 25,317
Singapore Technologies
Engineering Ltd. (2) 600 4,833
STMicroelectronics NV (2) 1,333 98,603
128,753
South Africa - 0 .0% †
Anglo American plc (2)(a)(b) 475 23,300
Spain - 0 .3%
Acciona SA (2)(a)(b) 56 17,742
ACS Actividades de Construccion y
Servicios SA (2)(a) 65 9,559
Bankinter SA (2)(a) 182 3,048
Indra Sistemas SA (2)(a) 435 23,860
Naturgy Energy Group SA (2) 715 22,411
Repsol SA (2)(a) 2,256 56,364
Unicaja Banco SA (2)(a)(c) 2,074 7,393
140,377

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - 1 .0%
Alfa Laval AB (2)(a) 366 21,834
Autoliv, Inc. (a)(b) 240 27,881
Boliden AB (2)(a) 1,537 86,846
Essity AB, Class B (2)(a)(b) 1,641 46,463
Evolution AB (2)*(c) 129 8,855
H & M Hennes & Mauritz AB, Class
B (2)(a) 635 10,923
Sandvik AB (2)(a) 687 28,370
Securitas AB, Class B (2)(a) 612 10,051
SKF AB, Class B (2)(a) 858 22,039
SSAB AB, Class B (2)(a) 1,869 17,283
Svenska Handelsbanken AB, Class
A (2)(a) 7,362 108,334
Swedbank AB, Class A (2)(a) 873 32,612
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 5,763 64,630
Telia Co. AB (2)(a) 8,260 40,233
Volvo AB, Class B (2)(a) 642 21,838
548,192
Switzerland - 1 .2%
ABB Ltd. (Registered) (2)(a) 1,533 166,758
Accelleron Industries AG (2)(a) 273 28,036
Adecco Group AG (Registered) (2)
(a) 505 9,319
Avolta AG (2)*(a) 374 24,986
Bachem Holding AG, Class B (2)(a) 55 5,148
Barry Callebaut AG (Registered) (2)
(a)(b) 22 30,422
Clariant AG (Registered) (2)*(a) 1,272 11,093
DSM-Firmenich AG (2)(a) 113 10,726
Flughafen Zurich AG (Registered)
(2)(a) 51 15,776
Galderma Group AG (2)(a) 52 11,827
Galenica AG (2)(a)(c) 41 4,275
Julius Baer Group Ltd. (2)(a) 144 12,442
Kuehne + Nagel International AG
(Registered) (2)(a) 297 72,065
Logitech International SA
(Registered) (2)(a) 168 15,760
Lonza Group AG (Registered) (2)(a) 71 47,897
Schindler Holding AG (2)(a) 30 9,945
SGS SA (Registered) (2)(a) 260 30,150
Swatch Group AG (The) (2)(a) 49 11,975
Temenos AG (Registered) (2)(a) 317 25,934
UBS Group AG (Registered) (2)(a) 658 32,611
VAT Group AG (2)(a)(c) 47 41,215
618,360
Thailand - 0 .0% †
Fabrinet *(a)(b) 39 21,921
United Kingdom - 1 .4%
Barclays plc (2)(a) 12,377 82,938
Centrica plc (a) 11,682 26,474
GSK plc (2)(a) 869 22,814
Harbour Energy plc (2)(a) 3,322 9,412
Hikma Pharmaceuticals plc (2)(a) 841 16,944
HSBC Holdings plc (2)(a)(b) 282 5,332
Imperial Brands plc (2)(a)(b) 239 8,833
Inchcape plc (a) 284 2,904
INVESTMENTS SHARES VALUE ($)
United Kingdom - 1.4% (continued)
International Consolidated Airlines
Group SA (2)(a) 9,110 57,832
ITV plc (2)(a) 3,738 3,993
JD Sports Fashion plc (2)(a) 7,594 8,535
Lloyds Banking Group plc (2)(a) 61,674 90,262
NatWest Group plc (2)(a) 5,667 50,005
Next plc (2)(a)(b) 104 20,066
Ocado Group plc (2)*(a)(b) 1,864 4,431
Rolls-Royce Holdings plc (2)(a) 2,648 50,761
Severn Trent plc (2)(a) 126 4,933
TechnipFMC plc (a) 631 41,835
Unilever plc (2)(a) 1,487 89,321
Vodafone Group plc (2)(a) 87,866 116,297
WPP plc (2)(a) 1,563 4,848
718,770
United States - 46 .6%
3M Co. (a)(b) 820 132,766
Acadia Healthcare Co., Inc. *(a)(b) 262 7,737
Acerinox SA (2)(a) 1,590 27,875
Acuity, Inc. (a) 218 82,112
ADT, Inc. (a) 2,470 16,055
Advanced Micro Devices, Inc. *(a) 94 54,606
Aegon Ltd. (2)(a) 7,983 67,938
Aflac, Inc. (a)(b) 204 23,919
Agilent Technologies, Inc. (a) 600 79,698
Airbnb, Inc., Class A *(a) 658 94,160
Akamai Technologies, Inc. *(a)(b) 333 39,364
Alaska Air Group, Inc. *(a)(b) 1,405 73,341
Albertsons Cos., Inc., Class A (a)(b) 3,793 51,319
Alcoa Corp. (a) 1,105 57,615
Alexandria Real Estate Equities,
Inc., REIT (a) 1,837 97,085
Align Technology, Inc. *(a)(b) 241 40,647
Allison Transmission Holdings, Inc.
(a)(b) 46 5,186
Allstate Corp. (The) (a) 95 22,604
Ally Financial, Inc. (a) 1,700 78,115
Altria Group, Inc. (a)(b) 1,490 107,206
Ameren Corp. (a) 465 52,564
American Electric Power Co., Inc.
(a) 359 49,115
American Homes 4 Rent, Class A,
REIT (a) 421 14,112
American International Group, Inc.
(a) 908 67,673
American Tower Corp., REIT (a)(b) 775 126,767
Americold Realty Trust, Inc., REIT
(a)(b) 2,374 37,319
Ameriprise Financial, Inc. (a) 72 33,031
AMETEK, Inc. (a)(b) 78 18,871
Amgen, Inc. (a) 11 3,983
Amkor Technology, Inc. (a) 1,191 102,700
Antero Resources Corp. *(a) 132 4,638
AP Moller - Maersk A/S, Class B (a) 21 49,887
APA Corp. (a) 641 20,877
Applied Industrial Technologies,
Inc. (a) 150 50,723
AptarGroup, Inc. (a)(b) 237 29,672
Aramark (a) 741 42,163

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 46.6% (continued)
Arch Capital Group Ltd. *(a) 526 51,054
Archer-Daniels-Midland Co. (a)(b) 70 5,348
Arista Networks, Inc. *(a) 198 33,636
Arrow Electronics, Inc. *(a) 404 86,218
Ashland, Inc. (a)(b) 82 5,403
Associated Banc-Corp. (a)(b) 138 4,246
Assured Guaranty Ltd. (a) 377 30,220
ATI, Inc. *(a) 102 20,104
Atlassian Corp., Class A *(a)(b) 283 22,015
Atmos Energy Corp. (a)(b) 286 49,269
Automatic Data Processing, Inc. (a) 158 35,384
AutoNation, Inc. *(a) 376 69,857
Avantor, Inc. *(a) 7,603 75,270
Avnet, Inc. (a)(b) 992 88,109
Axis Capital Holdings Ltd. (a) 352 37,819
Bank of America Corp. (a) 1,873 106,724
Bank of New York Mellon Corp.
(The) (a)(b) 333 48,155
Bath & Body Works, Inc. (a) 2,600 60,138
Baxter International, Inc. (a)(b) 4,432 94,490
BellRing Brands, Inc. *(a)(b) 1,400 18,116
Best Buy Co., Inc. (a) 354 26,862
Biogen, Inc. *(a)(b) 196 42,348
BioMarin Pharmaceutical, Inc. *(a) 94 5,379
Bio-Rad Laboratories, Inc., Class
A *(a)(b) 98 28,774
BJ's Wholesale Club Holdings, Inc.
*(a)(b) 1,035 90,273
Black Hills Corp. (a)(b) 435 32,364
Blackrock, Inc. (a) 64 61,540
Block, Inc., Class A *(a) 220 16,720
Boeing Co. (The) *(a) 18 3,896
BOK Financial Corp. (a)(b) 128 17,777
Booking Holdings, Inc. (a) 174 31,014
Booz Allen Hamilton Holding Corp.,
Class A (a) 1,259 76,384
Bright Horizons Family Solutions,
Inc. *(a) 79 5,600
Brink's Co. (The) (a)(b) 45 4,252
Bristol-Myers Squibb Co. (a) 2,864 165,024
Brixmor Property Group, Inc., REIT
(a) 94 2,964
Broadcom, Inc. (a) 153 57,796
Bruker Corp. (a)(b) 904 54,403
Brunswick Corp. (a)(b) 275 23,166
Bunge Global SA (a) 251 26,789
Burlington Stores, Inc. *(a) 86 27,245
BWX Technologies, Inc. (a)(b) 167 32,507
Cabot Corp. (a)(b) 102 9,264
CACI International, Inc., Class A
*(a)(b) 37 17,141
Camden Property Trust, REIT (a)(b) 485 55,528
Capital One Financial Corp. (a) 470 94,291
CarMax, Inc. *(a)(b) 1,023 54,106
Carnival Corp. Ltd. (a)(b) 1,849 52,826
Carpenter Technology Corp. (a)(b) 136 83,890
Carrier Global Corp. (a) 848 62,201
Casey's General Stores, Inc. (a) 86 68,352
Caterpillar, Inc. (a) 139 148,021
CBRE Group, Inc., Class A *(a)(b) 640 86,202
INVESTMENTS SHARES VALUE ($)
United States - 46.6% (continued)
Centene Corp. *(a) 2,500 160,475
CF Industries Holdings, Inc. (a)(b) 219 23,709
Charter Communications, Inc.,
Class A *(a) 109 15,501
Chemed Corp. (a)(b) 59 27,479
Chevron Corp. (a) 655 108,573
Chipotle Mexican Grill, Inc., Class
A *(a) 1,179 40,086
Chord Energy Corp. (a)(b) 224 25,603
Chubb Ltd. (a) 304 103,585
Church & Dwight Co., Inc. (a)(b) 466 45,146
Ciena Corp. *(a)(b) 154 75,546
Cisco Systems, Inc. (a) 948 111,352
Citigroup, Inc. (a) 422 59,063
Citizens Financial Group, Inc. (a) 876 61,381
Clarivate plc *(a)(b) 5,288 11,422
Clean Harbors, Inc. *(a)(b) 201 60,049
Cloudflare, Inc., Class A *(a)(b) 213 52,245
CMS Energy Corp. (a)(b) 52 3,978
CNA Financial Corp. (a) 217 10,548
CNH Industrial NV (a)(b) 6,224 69,896
CNO Financial Group, Inc. (a) 226 11,521
CNX Resources Corp. *(a)(b) 290 9,840
Coca-Cola Consolidated, Inc. (a) 299 57,085
Colgate-Palmolive Co. (a) 2,527 231,674
Columbia Sportswear Co. (a) 79 4,884
Comfort Systems USA, Inc. (a) 38 75,314
Commvault Systems, Inc. *(a)(b) 738 104,597
Conagra Brands, Inc. (a)(b) 9,255 124,572
Concentrix Corp. (a) 302 6,766
ConocoPhillips (a)(b) 115 11,955
Consolidated Edison, Inc. (a)(b) 334 36,950
Constellation Energy Corp. (a) 83 20,615
Cooper Cos., Inc. (The) *(a) 371 26,604
Copart, Inc. *(a) 2,885 81,328
COPT Defense Properties, REIT (a) 713 25,946
Corcept Therapeutics, Inc. *(a)(b) 564 49,040
CoreWeave, Inc., Class A *(a) 171 17,021
Corning, Inc. (a)(b) 61 15,581
Corpay, Inc. *(a)(b) 54 17,997
Costco Wholesale Corp. (a) 212 198,319
Cousins Properties, Inc., REIT (a)
(b) 1,224 36,696
Crane Co. (a)(b) 146 32,568
Credit Acceptance Corp. *(a) 32 20,376
Crocs, Inc. *(a)(b) 183 22,077
Crowdstrike Holdings, Inc., Class
A *(a)(b) 22 16,789
Crown Castle, Inc., REIT (a)(b) 1,274 96,480
Crown Holdings, Inc. (a) 653 73,018
CSX Corp. (a)(b) 2,008 95,440
CubeSmart, REIT (a) 1,310 52,099
Cummins, Inc. (a) 194 138,363
Curtiss-Wright Corp. (a) 45 34,099
Cytokinetics, Inc. *(a)(b) 116 9,882
Darden Restaurants, Inc. (a) 293 60,361
Darling Ingredients, Inc. *(a)(b) 173 9,449
DaVita, Inc. *(a)(b) 250 55,620
Deckers Outdoor Corp. *(a) 205 20,354
Dell Technologies, Inc., Class C (a) 179 77,231

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 46.6% (continued)
DENTSPLY SIRONA, Inc. (a) 8,054 85,453
Dick's Sporting Goods, Inc. (a)(b) 199 45,135
Dillard's, Inc., Class A (a) 54 28,535
Docusign, Inc., Class A *(a) 1,340 59,523
Donaldson Co., Inc. (a)(b) 114 10,234
Dover Corp. (a)(b) 194 43,510
Dow, Inc. (a)(b) 951 26,019
DraftKings, Inc., Class A *(a) 2,147 54,233
Dropbox, Inc., Class A *(a) 1,100 30,217
DTE Energy Co. (a)(b) 919 140,028
Duke Energy Corp. (a)(b) 182 23,038
Duolingo, Inc., Class A *(a)(b) 381 43,823
DXC Technology Co. *(a)(b) 6,025 53,321
Dynatrace, Inc. *(a) 2,183 95,856
Eagle Materials, Inc. (a)(b) 272 61,200
East West Bancorp, Inc. (a) 189 24,398
eBay, Inc. (a) 35 3,911
Edison International (a) 871 64,846
Edwards Lifesciences Corp. *(a) 754 68,207
Elevance Health, Inc. (a)(b) 174 67,291
EMCOR Group, Inc. (a) 71 58,921
EnerSys (a) 51 11,925
Envista Holdings Corp. *(a) 329 8,669
EOG Resources, Inc. (a) 211 27,373
EPR Properties, REIT (a) 249 14,444
Equifax, Inc. (a) 468 74,281
Equity LifeStyle Properties, Inc.,
REIT (a)(b) 812 52,333
Essent Group Ltd. (a)(b) 270 17,356
Etsy, Inc. *(a)(b) 1,016 76,535
Everest Group Ltd. (a) 196 70,017
Everforth, Inc. *(a)(b) 537 9,596
Eversource Energy (a) 633 45,747
Exelixis, Inc. *(a) 757 41,188
ExlService Holdings, Inc. *(a) 186 4,810
Expedia Group, Inc. (a)(b) 138 35,311
Exxon Mobil Corp. (a)(b) 81 11,074
F5, Inc. *(a) 48 19,966
Federal Realty Investment Trust,
REIT (a) 239 29,502
Federated Hermes, Inc., Class B
(a)(b) 330 18,223
FedEx Corp. (a) 306 95,818
Fidelity National Financial, Inc. (a)
(b) 1,840 86,774
Fidelity National Information
Services, Inc. (a)(b) 194 7,543
First American Financial Corp. (a) 271 18,588
First Hawaiian, Inc. (a) 235 6,886
First Industrial Realty Trust, Inc.,
REIT (a) 70 4,292
FirstCash Holdings, Inc. (a)(b) 69 14,926
Fiserv, Inc. *(a)(b) 1,081 53,023
Flagstar Bank NA (a)(b) 2,144 32,031
Flex Ltd. *(a)(b) 214 34,683
Floor & Decor Holdings, Inc., Class
A *(a)(b) 1,248 74,081
Flowers Foods, Inc. (a)(b) 4,043 31,940
Fluor Corp. *(a)(b) 936 49,037
Flutter Entertainment plc *(a)(b) 634 64,776
INVESTMENTS SHARES VALUE ($)
United States - 46.6% (continued)
FNB Corp. (a)(b) 867 16,542
Ford Motor Co. (a)(b) 3,396 47,204
Fortinet, Inc. *(a) 1,365 209,691
Fortive Corp. (a)(b) 703 42,946
Fortune Brands Innovations, Inc.
(a)(b) 96 5,270
Franklin Resources, Inc. (a) 1,075 35,765
Freeport-McMoRan, Inc. (a)(b) 2,025 127,352
Gaming and Leisure Properties,
Inc., REIT (a)(b) 351 15,630
Gap, Inc. (The) (a) 1,633 30,504
Gartner, Inc. *(a)(b) 375 48,608
GE Aerospace (a) 336 125,573
GE HealthCare Technologies, Inc.
(a) 395 25,284
GE Vernova, Inc. (a) 12 14,098
Generac Holdings, Inc. *(a)(b) 52 15,226
General Dynamics Corp. (a) 309 109,460
General Motors Co. (a) 369 28,443
Genuine Parts Co. (a)(b) 785 92,614
Gitlab, Inc., Class A *(a)(b) 452 13,800
Globe Life, Inc. (a) 84 15,009
GoDaddy, Inc., Class A *(a) 1,037 88,021
Goldman Sachs Group, Inc. (The)
(a)(b) 61 61,694
Graham Holdings Co., Class B (a) 32 36,525
Greif, Inc., Class A (a)(b) 59 4,395
H&R Block, Inc. (a) 1,817 69,191
Haemonetics Corp. *(a) 102 7,650
Halliburton Co. (a)(b) 406 13,784
Hanover Insurance Group, Inc.
(The) (a) 168 35,972
Hasbro, Inc. (a)(b) 709 58,556
HCA Healthcare, Inc. (a) 29 11,307
Hewlett Packard Enterprise Co. (a)
(b) 2,873 129,601
Hexcel Corp. (a)(b) 16 1,601
Hilton Grand Vacations, Inc. *(a)(b) 91 4,766
Hilton Worldwide Holdings, Inc. (a)
(b) 189 62,457
Holcim AG (2)(a) 557 50,221
Honeywell Aerospace, Inc. *(a) 230 50,738
Honeywell International, Inc. (a) 230 51,385
Host Hotels & Resorts, Inc., REIT
(a)(b) 577 13,681
Howard Hughes Holdings, Inc. *(a)
(b) 162 11,581
Humana, Inc. (a)(b) 248 98,511
Huntington Ingalls Industries, Inc.
(a)(b) 212 59,337
Huntsman Corp. (a)(b) 1,825 19,382
IDACORP, Inc. (a)(b) 103 15,584
Illinois Tool Works, Inc. (a) 417 112,786
Illumina, Inc. *(a)(b) 605 106,377
Incyte Corp. *(a) 252 28,567
Ingram Micro Holding Corp. (a) 910 24,961
Inspire Medical Systems, Inc. *(a)
(b) 714 31,852
Intel Corp. *(a)(b) 1,164 162,529
InterDigital, Inc. (a) 88 24,915

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 46.6% (continued)
International Bancshares Corp. (a) 92 6,987
International Business Machines
Corp. (a)(b) 673 189,253
International Paper Co. (a)(b) 3,689 140,551
Invesco Ltd. (a) 1,984 52,358
IQVIA Holdings, Inc. *(a)(b) 112 21,641
Iridium Communications, Inc. (a)(b) 2,067 113,375
Iron Mountain, Inc., REIT (a)(b) 401 50,650
J M Smucker Co. (The) (a)(b) 422 47,475
Jabil, Inc. (a) 224 86,348
Jacobs Solutions, Inc. (a) 393 49,518
Janus Henderson Group plc (a)(b) 440 22,858
Jazz Pharmaceuticals plc *(a) 228 54,941
JB Hunt Transport Services, Inc. (a) 366 105,931
Jefferies Financial Group, Inc. (a) 1,171 58,527
Johnson & Johnson (a) 313 79,493
Johnson Controls International plc
(a) 531 77,584
JPMorgan Chase & Co. (a) 501 163,992
KBR, Inc. (a)(b) 1,110 38,328
Kemper Corp. (a)(b) 1,230 33,161
Keysight Technologies, Inc. *(a)(b) 125 43,759
Kilroy Realty Corp., REIT (a)(b) 913 34,210
Kinder Morgan, Inc. (a)(b) 691 22,091
Kite Realty Group Trust, REIT (a)(b) 1,046 29,685
KLA Corp. (a) 111 33,490
Knight-Swift Transportation
Holdings, Inc., Class A (a) 530 41,271
Kroger Co. (The) (a) 1,577 87,571
Kyndryl Holdings, Inc. *(a) 2,915 32,969
Lam Research Corp. (a) 345 149,499
Lamar Advertising Co., Class A,
REIT (a)(b) 237 36,967
Lamb Weston Holdings, Inc. (a)(b) 942 40,676
Landstar System, Inc. (a) 208 43,016
Lantheus Holdings, Inc. *(a) 366 40,604
Las Vegas Sands Corp. (a)(b) 81 3,741
Lear Corp. (a)(b) 232 31,102
Lennar Corp., Class A (a)(b) 1,527 138,178
Leonardo DRS, Inc. (a)(b) 418 17,836
Liberty Live Holdings, Inc., Class C
*(a)(b) 72 7,606
Lineage, Inc., REIT (a)(b) 854 36,936
Lithia Motors, Inc., Class A (a)(b) 245 71,170
LivaNova plc *(a) 260 21,380
Lockheed Martin Corp. (a)(b) 109 55,531
Loews Corp. (a)(b) 162 18,340
Louisiana-Pacific Corp. (a)(b) 350 27,531
LyondellBasell Industries NV, Class
A (a)(b) 251 13,215
Macy's, Inc. (a)(b) 3,485 82,072
Manhattan Associates, Inc. *(a) 418 58,207
MarketAxess Holdings, Inc. (a)(b) 792 89,884
Masco Corp. (a) 1,471 119,695
Match Group, Inc. (a) 580 22,069
Maximus, Inc. (a)(b) 446 23,977
McKesson Corp. (a)(b) 53 40,047
Medical Properties Trust, Inc., REIT
(a) 850 3,927
Medpace Holdings, Inc. *(a)(b) 66 34,953
INVESTMENTS SHARES VALUE ($)
United States - 46.6% (continued)
Merck & Co., Inc. (a)(b) 923 118,606
MetLife, Inc. (a) 377 31,898
MGIC Investment Corp. (a) 1,992 56,174
MGM Resorts International *(a)(b) 148 7,076
Microchip Technology, Inc. (a)(b) 44 4,013
Micron Technology, Inc. (a)(b) 195 225,086
Middleby Corp. (The) *(a)(b) 207 35,606
Moderna, Inc. *(a)(b) 631 44,189
Mohawk Industries, Inc. *(a)(b) 224 27,178
Molina Healthcare, Inc. *(a)(b) 255 58,319
Molson Coors Beverage Co., Class
B (a)(b) 3,136 122,179
Moody's Corp. (a)(b) 44 19,928
Morgan Stanley (a)(b) 172 35,955
Morningstar, Inc. (a) 220 34,324
Mosaic Co. (The) (a)(b) 5,089 107,836
MSA Safety, Inc. (a) 39 6,809
MSC Industrial Direct Co., Inc.,
Class A (a) 156 18,556
MSCI, Inc., Class A (a)(b) 52 29,122
Mueller Industries, Inc. (a)(b) 295 36,264
Murphy Oil Corp. (a) 85 2,768
Murphy USA, Inc. (a) 84 45,265
Nasdaq, Inc. (a)(b) 49 3,862
Neurocrine Biosciences, Inc. *(a) 252 42,471
New Jersey Resources Corp. (a)(b) 153 8,574
New York Times Co. (The), Class
A (a)(b) 1,009 70,610
NewMarket Corp. (a) 67 53,013
Newmont Corp. (a)(b) 865 80,791
News Corp., Class A (a)(b) 1,324 32,875
Nexstar Media Group, Inc., Class
A (a)(b) 250 44,648
NiSource, Inc. (a)(b) 1,290 61,340
NNN REIT, Inc., REIT (a) 1,750 81,428
Nordson Corp. (a) 57 17,196
Northern Trust Corp. (a)(b) 217 37,723
NOV, Inc. (a)(b) 691 12,818
Novartis AG (Registered) (2)(a) 1,388 216,934
nVent Electric plc (a) 451 76,494
Occidental Petroleum Corp. (a) 76 3,691
OGE Energy Corp. (a) 513 24,963
Old National Bancorp (a)(b) 409 10,593
Old Republic International Corp.
(a)(b) 289 11,826
Olin Corp. (a)(b) 3,014 59,737
Omega Healthcare Investors, Inc.,
REIT (a)(b) 1,148 54,737
Omnicom Group, Inc. (a)(b) 764 55,642
ONE Gas, Inc. (a)(b) 290 22,350
OneMain Holdings, Inc. (a) 752 45,849
Oracle Corp. (a)(b) 512 75,034
O'Reilly Automotive, Inc. *(a) 649 59,766
Oshkosh Corp. (a) 420 64,462
Ovintiv, Inc. (a)(b) 666 35,065
Owens Corning (a)(b) 1,422 226,040
PACCAR, Inc. (a)(b) 226 27,147
Packaging Corp. of America (a)(b) 185 44,082
Park Hotels & Resorts, Inc., REIT
(a) 4,554 64,895

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 46.6% (continued)
Paycom Software, Inc. (a)(b) 142 17,847
PayPal Holdings, Inc. (a)(b) 2,649 114,384
Penn Entertainment, Inc. *(a) 3,550 75,828
Penske Automotive Group, Inc. (a)
(b) 58 10,379
People, Inc. *(a)(b) 1,117 51,561
Pfizer, Inc. (a)(b) 1,332 32,075
PG&E Corp. (a) 5,352 90,021
Philip Morris International, Inc. (a)
(b) 485 87,741
Phillips 66 (a) 197 33,303
Pilgrim's Pride Corp. (a)(b) 951 26,733
Pinnacle West Capital Corp. (a)(b) 140 14,980
PNC Financial Services Group, Inc.
(The) (a) 392 96,518
Polaris, Inc. (a)(b) 581 39,764
Pool Corp. (a)(b) 497 106,805
Popular, Inc. (a)(b) 214 35,135
Portland General Electric Co. (a) 1,173 60,797
PPG Industries, Inc. (a) 170 20,619
PPL Corp. (a)(b) 1,502 54,598
Primerica, Inc. (a)(b) 68 19,326
Principal Financial Group, Inc. (a)
(b) 391 42,142
Prosperity Bancshares, Inc. (a)(b) 291 21,252
Prudential Financial, Inc. (a) 562 60,657
Public Service Enterprise Group,
Inc. (a)(b) 1,375 111,595
PulteGroup, Inc. (a) 301 41,300
PVH Corp. (a)(b) 332 24,654
QUALCOMM, Inc. (a)(b) 20 3,696
Qualys, Inc. *(a) 557 76,582
Raymond James Financial, Inc. (a)
(b) 293 44,545
Regeneron Pharmaceuticals, Inc.
(a) 15 9,353
Reinsurance Group of America, Inc.
(a)(b) 231 49,122
RenaissanceRe Holdings Ltd. (a)(b) 155 49,120
Revolution Medicines, Inc. *(a)(b) 160 29,965
Reynolds Consumer Products, Inc.
(a)(b) 577 15,492
RH *(a)(b) 222 36,570
Robert Half, Inc. (a) 174 5,342
ROBLOX Corp., Class A *(a)(b) 2,072 112,675
Roivant Sciences Ltd. *(a)(b) 500 17,695
Ross Stores, Inc. (a) 431 91,738
Royal Caribbean Cruises Ltd. (a) 30 9,526
Royalty Pharma plc, Class A (a) 353 19,793
RTX Corp. (a)(b) 414 78,548
Rubrik, Inc., Class A *(a) 1,053 84,535
Ryder System, Inc. (a) 155 40,884
Sabra Health Care REIT, Inc., REIT
(a)(b) 1,885 36,776
Saia, Inc. *(a)(b) 80 33,693
Sandisk Corp. *(a)(b) 81 184,172
Sanofi SA (2)(a) 2,097 179,301
Sarepta Therapeutics, Inc. *(a)(b) 237 4,259
SBA Communications Corp., REIT
(a)(b) 356 62,820
INVESTMENTS SHARES VALUE ($)
United States - 46.6% (continued)
Science Applications International
Corp. (a)(b) 594 65,584
Seaboard Corp. (a)(b) 4 17,857
Seagate Technology Holdings plc
(a)(b) 84 81,060
Selective Insurance Group, Inc. (a) 394 38,222
Sensata Technologies Holding plc
(a)(b) 91 4,344
SentinelOne, Inc., Class A *(a) 2,242 38,047
Service Corp. International (a)(b) 595 45,196
Signify NV (2)(a)(c) 939 17,932
Simon Property Group, Inc., REIT
(a)(b) 60 13,419
Simpson Manufacturing Co., Inc. (a) 77 16,120
Smithfield Foods, Inc. (a) 675 16,376
Smurfit Westrock plc (a)(b) 1,223 56,576
Snap, Inc., Class A *(a)(b) 1,578 7,006
Snap-on, Inc. (a)(b) 94 37,826
Snowflake, Inc., Class A *(a) 204 51,918
Solstice Advanced Materials, Inc.
(a)(b) 151 13,379
Sotera Health Co. *(a) 926 16,437
Southwest Gas Holdings, Inc. (a)(b) 137 12,149
Spire, Inc. (a)(b) 121 9,449
State Street Corp. (a) 316 53,594
Stellantis NV (2)*(a) 13,578 77,562
STERIS plc (a)(b) 186 39,166
Stifel Financial Corp. (a) 734 51,211
Super Micro Computer, Inc. *(a)(b) 124 3,637
Synopsys, Inc. *(a)(b) 246 109,733
Take-Two Interactive Software, Inc.
*(a)(b) 247 61,745
Tapestry, Inc. (a) 376 55,039
Target Corp. (a) 1,115 145,630
TD SYNNEX Corp. (a) 67 17,912
Teleflex, Inc. (a)(b) 551 69,845
Teradata Corp. *(a) 118 4,089
Teradyne, Inc. (a) 239 115,638
Texas Capital Bancshares, Inc. (a) 248 25,608
Texas Instruments, Inc. (a)(b) 318 94,786
Texas Roadhouse, Inc., Class A (a) 606 117,097
Textron, Inc. (a)(b) 649 59,533
Timken Co. (The) (a)(b) 382 55,512
TJX Cos., Inc. (The) (a) 523 79,235
Toll Brothers, Inc. (a)(b) 198 32,621
Toro Co. (The) (a) 230 22,407
Trane Technologies plc (a) 152 74,656
Travelers Cos., Inc. (The) (a) 336 110,920
Truist Financial Corp. (a)(b) 909 45,286
TTM Technologies, Inc. *(a)(b) 74 13,839
Tyson Foods, Inc., Class A (a) 1,101 63,032
Ultragenyx Pharmaceutical, Inc.
*(a)(b) 1,946 64,977
Under Armour, Inc., Class A *(a)(b) 7,424 47,439
United Parcel Service, Inc., Class
B (a)(b) 821 88,258
United Rentals, Inc. (a)(b) 30 33,987
United Therapeutics Corp. *(a)(b) 76 41,179
UnitedHealth Group, Inc. (a)(b) 259 107,648
Unity Software, Inc. *(a)(b) 1,331 38,040

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 46.6% (continued)
Unum Group (a) 797 71,252
US Bancorp (a) 340 20,536
Valero Energy Corp. (a) 133 34,639
Valmont Industries, Inc. (a) 29 16,750
Veeva Systems, Inc., Class A *(a)
(b) 157 27,863
Ventas, Inc., REIT (a) 355 31,524
Veralto Corp. (a) 542 48,065
VeriSign, Inc. (a) 776 195,210
Verisk Analytics, Inc., Class A (a)(b) 33 5,924
Verizon Communications, Inc. (a) 3,293 139,426
Versant Media Group, Inc. (a) 1,087 39,143
Viatris, Inc. (a)(b) 1,182 18,770
Vicor Corp. *(a) 37 14,052
Viking Holdings Ltd. *(a) 453 47,416
Viking Therapeutics, Inc. *(a)(b) 529 20,636
Virtu Financial, Inc., Class A (a)(b) 1,178 70,173
Vornado Realty Trust, REIT (a)(b) 1,396 54,863
Voya Financial, Inc. (a)(b) 277 25,077
Warner Music Group Corp., Class
A (a)(b) 1,196 32,376
Watts Water Technologies, Inc.,
Class A (a)(b) 83 32,490
Wayfair, Inc., Class A *(a) 247 22,828
WEC Energy Group, Inc. (a)(b) 143 16,698
Wells Fargo & Co. (a)(b) 1,449 119,745
WESCO International, Inc. (a) 117 40,415
Western Union Co. (The) (a)(b) 7,987 61,500
Westinghouse Air Brake
Technologies Corp. (a)(b) 186 50,146
Westlake Corp. (a)(b) 699 51,027
Weyerhaeuser Co., REIT (a)(b) 1,682 40,267
Whirlpool Corp. (a)(b) 2,936 115,737
Williams-Sonoma, Inc. (a) 138 32,168
Wintrust Financial Corp. (a)(b) 49 7,875
Woodward, Inc. (a)(b) 37 15,741
WW Grainger, Inc. (a) 44 59,858
Wyndham Hotels & Resorts, Inc.
(a)(b) 427 35,958
Zions Bancorp NA (a) 218 15,083
Zoom Communications, Inc., Class
A *(a)(b) 1,380 119,108
24,747,754
Zambia - 0 .0% †
First Quantum Minerals Ltd. * 581 15,870
TOTAL COMMON STOCKS
(Cost $30,309,118) 35,120,929
PREFERRED STOCKS - 0.0% †
Germany - 0 .0% †
Dr Ing hc F Porsche AG
(Preference) (2)(a)(c)
(Cost $9,052) 165 8,237
INVESTMENTS
NO. OF
RIGHTS VALUE ($)
RIGHTS - 0.0% †
Spain - 0 .0% †
ACS Actividades de Construccion y
Servicios SA, expiring 7/13/2026 *
(Cost $51) 24 50
SHARES
SHORT-TERM INVESTMENTS - 81.3%
INVESTMENT COMPANIES - 52 .7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.52% (d)(e) 318,170 318,170
Limited Purpose Cash Investment
Fund, 3.64% (d) 27,686,616 27,686,616
TOTAL INVESTMENT COMPANIES
(Cost $28,004,481) 28,004,786
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 28 .6%
U.S. Treasury Bills
3.59%, 8/27/2026 (2)(f) $ 282,000 280,361
3.60%, 9/3/2026 (2)(f) 829,000 823,613
3.67%, 10/1/2026 (2)(f) 2,150,000 2,129,478
3.68%, 10/8/2026 (2)(f) 182,000 180,139
3.68%, 10/15/2026 (2)(f) 1,244,000 1,230,464
3.66%, 10/22/2026 (2)(f) 550,000 543,532
3.66%, 10/29/2026 (2)(f) 1,081,000 1,067,446
3.68%, 11/5/2026 (2)(f) 438,000 432,198
3.68%, 11/12/2026 (2)(f) 134,000 132,127
3.68%, 11/19/2026 (2)(f) 4,341,000 4,276,944
3.73%, 12/3/2026 (2)(f) 1,262,000 1,241,427
3.76%, 12/10/2026 (2)(f) 223,000 219,182
3.92%, 12/31/2026 (2)(f) 2,711,000 2,658,271
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,221,152) 15,215,182
TOTAL SHORT-TERM INVESTMENTS
(Cost $43,225,633) 43,219,968
TOTAL LONG POSITIONS
(Cost $73,543,854) 78,349,184
SHARES
SHORT POSITIONS - (71.1)%
COMMON STOCKS - (71.0)%
Australia - ( 1 .9 ) %
Ampol Ltd. (2) (1,752) (39,657)
ANZ Group Holdings Ltd. (2) (1,898) (46,320)
APA Group (2) (484) (3,391)
CAR Group Ltd. (2) (1,674) (29,883)
Cleanaway Waste Management
Ltd. (2) (6,559) (10,678)
Cochlear Ltd. (2) (151) (12,683)
Coles Group Ltd. (2) (1,454) (24,490)
Commonwealth Bank of Australia
(2) (1,058) (120,575)
CSL Ltd. (2) (391) (31,196)
Domino's Pizza Enterprises Ltd. (2) (49) (530)
Fortescue Ltd. (2) (1,979) (26,341)
Harvey Norman Holdings Ltd. (2) (1,167) (3,897)
Insurance Australia Group Ltd. (2) (685) (3,831)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Australia - (1.9)% (continued)
IREN Ltd. (1,006) (46,004)
Lendlease Corp. Ltd. (2) (1,858) (4,158)
Lynas Rare Earths Ltd. (2) (2,041) (25,610)
Medibank Pvt Ltd. (2) (12,134) (41,690)
National Australia Bank Ltd. (2) (4,312) (113,228)
NEXTDC Ltd. (2) (2,138) (21,660)
OceanaGold Corp. (159) (3,986)
Origin Energy Ltd. (2) (2,494) (18,957)
REA Group Ltd. (2) (203) (19,556)
Reece Ltd. (2) (329) (3,926)
Rio Tinto plc (2) (120) (11,353)
Santos Ltd. (2) (2,216) (10,993)
SEEK Ltd. (2) (563) (5,249)
SGH Ltd. (2) (201) (6,492)
Suncorp Group Ltd. (2) (906) (12,087)
Transurban Group (2) (2,870) (28,536)
Treasury Wine Estates Ltd. (2) (2,679) (8,863)
Washington H Soul Pattinson & Co.
Ltd. (2) (353) (11,284)
Wesfarmers Ltd. (2) (774) (48,439)
Westpac Banking Corp. (2) (3,020) (73,584)
WiseTech Global Ltd. (2) (309) (7,089)
Woodside Energy Group Ltd. (2) (5,539) (107,119)
Woolworths Group Ltd. (2) (378) (10,444)
(993,779)
Belgium - ( 0 .0 ) % †
Elia Group SA/NV (2) (34) (5,414)
Financiere de Tubize SA (2) (44) (11,624)
(17,038)
Brazil - ( 0 .2 ) %
MercadoLibre, Inc. (45) (76,383)
Wheaton Precious Metals Corp. (151) (16,986)
(93,369)
Canada - ( 2 .6 ) %
Alimentation Couche-Tard, Inc. (186) (11,856)
AtkinsRealis Group, Inc. (457) (28,382)
BCE, Inc. (1,074) (23,135)
Brookfield Asset Management Ltd.,
Class A (1,642) (73,657)
CAE, Inc. (616) (15,423)
Cameco Corp. (287) (29,253)
Canadian Pacific Kansas City Ltd. (368) (31,905)
Canadian Tire Corp. Ltd., Class A (60) (8,264)
Canadian Utilities Ltd., Class A (101) (3,754)
CCL Industries, Inc., Class B (288) (18,778)
CGI, Inc. (837) (54,100)
Constellation Software, Inc. (6) (11,296)
Descartes Systems Group, Inc.
(The) (442) (30,614)
Dollarama, Inc. (202) (26,723)
DPM Metals, Inc. (732) (23,773)
Element Fleet Management Corp. (423) (8,730)
Emera, Inc. (71) (3,766)
Enbridge, Inc. (2,111) (114,477)
Equinox Gold Corp. (2,880) (28,064)
Fairfax Financial Holdings Ltd. (10) (16,448)
First Majestic Silver Corp. (764) (12,972)
INVESTMENTS SHARES VALUE ($)
Canada - (2.6)% (continued)
Franco-Nevada Corp. (426) (88,889)
G Mining Ventures Corp. (481) (14,085)
Gildan Activewear, Inc. (496) (25,572)
Hudbay Minerals, Inc. (25) (590)
Hydro One Ltd. (c) (323) (13,323)
Intact Financial Corp. (333) (68,727)
Keyera Corp. (266) (10,685)
Metro, Inc., Class A (264) (16,880)
National Bank of Canada (103) (16,261)
NexGen Energy Ltd. (2,622) (24,625)
Nutrien Ltd. (250) (15,750)
Onex Corp. (100) (7,478)
Open Text Corp. (1,021) (22,598)
OR Royalties, Inc. (321) (10,165)
RB Global, Inc. (351) (40,863)
Restaurant Brands International,
Inc. (240) (17,408)
Rogers Communications, Inc.,
Class B (1,704) (55,436)
Saputo, Inc. (422) (12,223)
Shopify, Inc., Class A (546) (62,467)
Stantec, Inc. (57) (3,931)
Sun Life Financial, Inc. (1,546) (121,380)
Thomson Reuters Corp. (398) (32,508)
TMX Group Ltd. (296) (9,690)
Tourmaline Oil Corp. (750) (31,359)
WSP Global, Inc. (561) (69,559)
(1,367,822)
Chile - ( 0 .1 ) %
Antofagasta plc (2) (787) (39,943)
Lundin Mining Corp. (1,494) (36,406)
(76,349)
China - ( 0 .3 ) %
Prosus NV (2) (3,225) (140,138)
Wilmar International Ltd. (2) (6,900) (19,257)
(159,395)
Congo, Democratic Republic of the - ( 0 .0 ) % †
Ivanhoe Mines Ltd., Class A (1,081) (8,468)
Denmark - ( 0 .4 ) %
AL Sydbank (2) (191) (16,855)
ALK-Abello A/S (2) (223) (8,341)
Coloplast A/S, Class B (2) (282) (16,061)
DSV A/S (2) (163) (38,786)
NKT A/S (2) (19) (2,843)
Novo Nordisk A/S, Class B (2) (952) (45,722)
Novonesis Novozymes, Class B (1,055) (66,591)
ROCKWOOL A/S, Class B (2) (158) (5,068)
Royal Unibrew A/S (2) (58) (3,823)
Tryg A/S (2) (398) (9,060)
Vestas Wind Systems A/S (2) (267) (7,560)
(220,710)
Finland - ( 0 .3 ) %
Kone OYJ, Class B (2) (652) (37,089)
Metso OYJ (2) (215) (3,739)
Neste OYJ (2) (2,031) (66,311)
Orion OYJ, Class B (2) (72) (5,915)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Finland - (0.3)% (continued)
Sampo OYJ, Class A (2) (3,129) (32,861)
UPM-Kymmene OYJ (2) (1,113) (29,503)
Valmet OYJ (2) (160) (3,865)
(179,283)
France - ( 1 .3 ) %
Accor SA (2) (100) (5,800)
Airbus SE (2) (18) (4,005)
Bureau Veritas SA (2) (481) (14,732)
Cie de Saint-Gobain SA (2) (620) (56,223)
Cie Generale des Etablissements
Michelin SCA (2) (184) (7,108)
Danone SA (2) (319) (26,075)
Dassault Systemes SE (2) (1,432) (29,209)
Engie SA (2) (2,504) (78,812)
EssilorLuxottica SA (2) (281) (52,764)
FDJ UNITED (2) (82) (2,004)
Forvia SE (2) (532) (5,326)
Hermes International SCA (2) (62) (113,380)
Ipsen SA (2) (32) (6,167)
Kering SA (2) (63) (17,821)
L'Oreal SA (2) (218) (95,562)
LVMH Moet Hennessy Louis Vuitton
SE (2) (61) (33,737)
Orange SA (2) (369) (6,959)
Pernod Ricard SA (2) (277) (20,135)
Publicis Groupe SA (2) (637) (62,950)
Remy Cointreau SA (2) (97) (4,770)
Renault SA (2) (520) (14,938)
Rexel SA (2) (223) (9,770)
Sartorius Stedim Biotech (2) (66) (13,685)
SCOR SE (2) (134) (4,860)
Sodexo SA (2) (68) (3,933)
SPIE SA (2) (57) (3,282)
Technip Energies NV (2) (72) (2,722)
Veolia Environnement SA (2) (139) (5,792)
(702,521)
Germany - ( 1 .6 ) %
Allianz SE (Registered) (2) (152) (71,949)
Bayerische Motoren Werke AG (2) (553) (36,304)
Bechtle AG (2) (90) (3,196)
Beiersdorf AG (2) (189) (16,277)
Continental AG (2) (535) (44,269)
CTS Eventim AG & Co. KGaA (2) (160) (9,345)
Deutsche Telekom AG (Registered)
(2) (1,661) (45,286)
Fraport AG Frankfurt Airport
Services Worldwide (2) (110) (9,181)
Hannover Rueck SE (2) (154) (42,648)
HOCHTIEF AG (2) (18) (10,434)
KION Group AG (2) (137) (6,082)
Mercedes-Benz Group AG (2) (1,322) (66,495)
MTU Aero Engines AG (2) (22) (9,167)
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2) (89) (49,703)
Nemetschek SE (2) (560) (34,093)
Nordex SE (2) (702) (37,038)
Rational AG (2) (15) (10,989)
INVESTMENTS SHARES VALUE ($)
Germany - (1.6)% (continued)
RENK Group AG (2) (127) (6,130)
Rheinmetall AG (2) (64) (72,818)
SAP SE (2) (358) (55,185)
Schaeffler AG (2) (221) (2,151)
Scout24 SE (2)(c) (307) (25,406)
Siemens AG (Registered) (2) (259) (83,271)
Siemens Healthineers AG (2)(c) (1,968) (76,757)
Symrise AG, Class A (2) (239) (23,974)
(848,148)
Hong Kong - ( 0 .1 ) %
Prudential plc (2) (2,506) (33,285)
Italy - ( 0 .5 ) %
BPER Banca SpA (2) (693) (10,888)
Brunello Cucinelli SpA (2) (18) (1,703)
Coca-Cola HBC AG (2) (169) (11,016)
Davide Campari-Milano NV (2) (1,222) (7,612)
De' Longhi SpA (2) (233) (9,897)
DiaSorin SpA (2) (36) (2,790)
Eni SpA (2) (2,703) (63,417)
Ferrari NV (2) (92) (34,196)
Fincantieri SpA (2) (402) (4,576)
FinecoBank Banca Fineco SpA (2) (2,650) (66,632)
Hera SpA (2) (3,232) (13,481)
Infrastrutture Wireless Italiane SpA
(2)(c) (1,309) (9,221)
Reply SpA (2) (339) (35,514)
(270,943)
Japan - ( 9 .5 ) %
ABC-Mart, Inc. (300) (5,167)
Aeon Co. Ltd. (2) (4,400) (36,389)
Asahi Group Holdings Ltd. (2) (3,100) (29,471)
Asahi Kasei Corp. (2) (3,300) (36,703)
Asics Corp. (2) (5,100) (138,713)
Bandai Namco Holdings, Inc. (2) (1,100) (25,499)
BayCurrent, Inc. (2) (300) (11,197)
Bridgestone Corp. (2) (2,700) (56,931)
Canon, Inc. (2) (500) (12,805)
Capcom Co. Ltd. (2) (3,659) (67,309)
Central Japan Railway Co. (2) (1,500) (32,018)
Chiba Bank Ltd. (The) (2) (1,700) (26,042)
Daifuku Co. Ltd. (2) (2,500) (110,750)
Daiichi Sankyo Co. Ltd. (2) (2,500) (40,201)
Daikin Industries Ltd. (2) (500) (76,269)
Daiwa Securities Group, Inc. (2) (5,300) (52,564)
Denso Corp. (2) (900) (10,363)
East Japan Railway Co. (2) (3,100) (64,784)
Ebara Corp. (2) (1,200) (46,995)
Eisai Co. Ltd. (2) (700) (17,646)
FUJIFILM Holdings Corp. (2) (1,813) (38,786)
Fujikura Ltd. (2) (2,000) (79,284)
Fujitsu Ltd. (2) (1,300) (25,831)
Hankyu Hanshin Holdings, Inc. (2) (700) (18,418)
Hikari Tsushin, Inc. (2) (100) (21,974)
Hitachi Ltd. (2) (2,100) (58,120)
Honda Motor Co. Ltd. (2) (5,200) (46,840)
Hoshizaki Corp. (2) (500) (16,359)
Hoya Corp. (2) (400) (64,521)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (9.5)% (continued)
Ibiden Co. Ltd. (2) (300) (45,294)
IHI Corp. (2) (7,200) (121,559)
Isuzu Motors Ltd. (2) (1,900) (25,301)
ITOCHU Corp. (2) (3,700) (42,227)
Iyogin Holdings, Inc. (2) (1,500) (29,364)
Japan Airlines Co. Ltd. (2) (500) (8,737)
Kandenko Co. Ltd. (2) (700) (29,219)
Kao Corp. (2) (400) (7,927)
Kawasaki Kisen Kaisha Ltd. (2) (3,500) (53,646)
Keisei Electric Railway Co. Ltd. (2) (2,601) (18,614)
Keyence Corp. (2) (300) (151,646)
Kobe Bussan Co. Ltd. (2) (1,700) (27,483)
Konami Group Corp. (2) (400) (43,819)
Kubota Corp. (2) (1,700) (28,445)
Kyocera Corp. (2) (4,300) (95,366)
Lasertec Corp. (2) (500) (158,818)
M3, Inc. (2) (4,000) (44,584)
Marubeni Corp. (2) (5,500) (160,344)
MatsukiyoCocokara & Co. (2,200) (32,494)
McDonald's Holdings Co. Japan
Ltd. (200) (9,201)
Mebuki Financial Group, Inc. (2) (2,000) (17,558)
Mitsubishi Corp. (2) (2,400) (64,205)
Mitsubishi HC Capital, Inc. (2) (5,000) (40,615)
Mitsubishi Heavy Industries Ltd. (2) (1,900) (43,173)
Mitsubishi UFJ Financial Group,
Inc. (2) (11,100) (221,144)
Mitsui & Co. Ltd. (2) (3,700) (103,315)
MonotaRO Co. Ltd. (2) (2,600) (29,572)
Nexon Co. Ltd. (2) (700) (9,303)
Nintendo Co. Ltd. (2) (1,600) (67,264)
Nippon Paint Holdings Co. Ltd. (2) (8,200) (53,485)
Nippon Sanso Holdings Corp. (2) (900) (33,385)
Nissin Foods Holdings Co. Ltd. (2) (1,200) (20,545)
Nitori Holdings Co. Ltd. (2) (1,044) (15,470)
Nitto Denko Corp. (2) (1,100) (21,641)
Nomura Research Institute Ltd. (2) (800) (22,443)
Obic Co. Ltd. (2) (1,400) (32,879)
Oriental Land Co. Ltd. (2) (6,900) (105,073)
Osaka Gas Co. Ltd. (2) (1,800) (60,648)
Pan Pacific International Holdings
Corp. (2) (4,400) (22,302)
Rakuten Bank Ltd. (2) (1,200) (38,412)
Rakuten Group, Inc. (2) (11,000) (51,344)
Ryohin Keikaku Co. Ltd. (2) (2,700) (59,017)
Sanrio Co. Ltd. (21,400) (144,777)
Sanwa Holdings Corp. (2) (200) (4,689)
SCREEN Holdings Co. Ltd. (2) (100) (11,218)
Secom Co. Ltd. (2) (300) (11,918)
Seibu Holdings, Inc. (2) (3,500) (68,564)
Sekisui Chemical Co. Ltd. (2) (900) (14,432)
SG Holdings Co. Ltd. (2) (1,300) (12,338)
Shimadzu Corp. (2) (1,100) (28,055)
Shimano, Inc. (2) (300) (31,998)
Shionogi & Co. Ltd. (2) (3,900) (66,637)
Skylark Holdings Co. Ltd. (2) (900) (15,541)
Sompo Holdings, Inc. (2) (2,400) (91,177)
Square Enix Holdings Co. Ltd. (2) (600) (8,912)
Sumitomo Metal Mining Co. Ltd. (2) (1,190) (55,193)
INVESTMENTS SHARES VALUE ($)
Japan - (9.5)% (continued)
Sumitomo Mitsui Financial Group,
Inc. (2) (100) (3,920)
Suntory Beverage & Food Ltd. (2) (1,100) (30,653)
Suzuki Motor Corp. (2) (9,000) (108,862)
Sysmex Corp. (2) (500) (4,498)
T&D Holdings, Inc. (2) (2,000) (59,656)
Takeda Pharmaceutical Co. Ltd. (2) (300) (9,562)
TDK Corp. (2) (1,500) (33,652)
Terumo Corp. (2) (700) (9,560)
TIS, Inc. (2) (1,000) (19,569)
Toho Co. Ltd. (1,500) (11,998)
Tokio Marine Holdings, Inc. (2) (2,100) (92,335)
Tokyo Ohka Kogyo Co. Ltd. (2) (400) (28,419)
Tokyu Corp. (2) (600) (6,191)
Toray Industries, Inc. (2) (3,900) (27,318)
Toyota Motor Corp. (2) (13,600) (227,833)
Trend Micro, Inc. (2) (700) (25,934)
Unicharm Corp. (2) (3,900) (22,600)
West Japan Railway Co. (2) (3,700) (61,970)
Yakult Honsha Co. Ltd. (2) (2,600) (43,729)
Yamaha Motor Co. Ltd. (2) (3,900) (29,614)
Yokohama Rubber Co. Ltd. (The)
(2) (600) (27,064)
Zensho Holdings Co. Ltd. (2) (100) (4,979)
ZOZO, Inc. (5,200) (36,747)
(5,026,942)
Kazakhstan - ( 0 .0 ) % †
Freedom Holding Corp. (23) (3,001)
Luxembourg - ( 0 .0 ) % †
CVC Capital Partners plc (2)(c) (638) (9,281)
Mexico - ( 0 .0 ) % †
Fresnillo plc (2) (347) (12,637)
Netherlands - ( 0 .6 ) %
Adyen NV (2)(c) (26) (24,391)
Argenx SE (2) (140) (129,761)
EXOR NV (2) (294) (22,524)
Heineken NV (2) (678) (56,927)
Koninklijke Ahold Delhaize NV (969) (38,995)
Koninklijke KPN NV (2) (1,729) (8,539)
Wolters Kluwer NV (2) (849) (54,896)
(336,033)
Norway - ( 0 .2 ) %
Aker BP ASA (2) (927) (28,282)
DNB Bank ASA (2) (840) (25,009)
Gjensidige Forsikring ASA (2) (594) (16,079)
Mowi ASA (2) (247) (4,563)
Telenor ASA (953) (13,652)
TOMRA Systems ASA (2) (204) (1,964)
(89,549)
Portugal - ( 0 .0 ) % †
Jeronimo Martins SGPS SA (2) (976) (18,692)
Singapore - ( 0 .6 ) %
CapitaLand Investment Ltd. (2) (17,700) (34,114)
Genting Singapore Ltd. (2) (23,300) (11,004)
Grab Holdings Ltd., Class A (27,619) (104,123)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Singapore - (0.6)% (continued)
Keppel Ltd. (2) (700) (5,937)
Oversea-Chinese Banking Corp.
Ltd. (2) (1,100) (21,110)
Sea Ltd., ADR (388) (37,182)
Sembcorp Industries Ltd. (2) (7,371) (36,254)
Singapore Telecommunications
Ltd. (2) (27,500) (93,885)
(343,609)
Spain - ( 1 .0 ) %
Aena SME SA (2)(c) (1,886) (57,471)
Amadeus IT Group SA (2) (344) (20,124)
Banco Bilbao Vizcaya Argentaria
SA (2) (156) (3,928)
Banco Santander SA (2) (8,262) (114,675)
CaixaBank SA (2) (271) (3,840)
Cellnex Telecom SA (2)(c) (514) (15,366)
Iberdrola SA (2) (7,771) (193,417)
Industria de Diseno Textil SA (2) (1,236) (77,908)
Redeia Corp. SA (2) (119) (2,022)
Telefonica SA (2) (5,871) (23,595)
(512,346)
Sweden - ( 0 .9 ) %
AAK AB (2) (424) (10,007)
AddTech AB, Class B (2) (338) (11,945)
Assa Abloy AB, Class B (2) (2,345) (82,852)
Atlas Copco AB, Class A (2) (5,340) (108,237)
Axfood AB (2) (113) (3,001)
Beijer Ref AB, Class B (2) (729) (10,685)
Electrolux AB, Class B (2) (1,418) (4,491)
Epiroc AB, Class A (2) (1,429) (39,207)
EQT AB (2) (198) (5,601)
Hexagon AB, Class B (2) (1,420) (11,748)
Indutrade AB (2) (762) (15,768)
Lifco AB, Class B (2) (340) (11,143)
Nordnet AB publ (2) (399) (15,176)
Saab AB, Class B (2) (971) (50,623)
Skandinaviska Enskilda Banken AB,
Class A (2) (929) (18,497)
Skanska AB, Class B (2) (154) (4,120)
Svenska Cellulosa AB SCA, Class
B (2) (513) (5,246)
Swedish Orphan Biovitrum AB (2) (315) (15,015)
Tele2 AB, Class B (2) (1,449) (25,215)
Trelleborg AB, Class B (2) (229) (9,541)
(458,118)
Switzerland - ( 2 .2 ) %
Banque Cantonale Vaudoise
(Registered) (2) (23) (3,367)
Belimo Holding AG (Registered) (2) (22) (24,736)
BKW AG (2) (71) (11,938)
Chocoladefabriken Lindt &
Spruengli AG (2) (10) (116,168)
Cie Financiere Richemont SA
(Registered) (2) (505) (116,568)
EMS-Chemie Holding AG
(Registered) (2) (20) (17,144)
Geberit AG (Registered) (2) (87) (58,057)
INVESTMENTS SHARES VALUE ($)
Switzerland - (2.2)% (continued)
Georg Fischer AG (Registered) (2) (99) (5,127)
Givaudan SA (Registered) (2) (27) (114,204)
Helvetia Baloise Holding AG (2) (181) (46,680)
Nestle SA (Registered) (2) (850) (87,180)
Partners Group Holding AG (2) (178) (145,797)
Sandoz Group AG (2) (945) (85,385)
SIG Group AG (2) (1,411) (23,607)
Sika AG (Registered) (2) (307) (63,308)
Sonova Holding AG (Registered) (2) (161) (38,212)
Straumann Holding AG (Registered)
(2) (527) (69,273)
Sulzer AG (Registered) (2) (26) (4,317)
Swiss Life Holding AG (Registered)
(2) (56) (61,559)
Swissquote Group Holding SA
(Registered) (2) (137) (6,426)
TE Connectivity plc (94) (18,951)
Tecan Group AG (Registered) (2) (61) (12,200)
Ypsomed Holding AG (Registered)
(2) (12) (5,413)
Zurich Insurance Group AG (2) (79) (58,431)
(1,194,048)
Turkiye - ( 0 .0 ) % †
Eldorado Gold Corp. (168) (5,229)
United Kingdom - ( 1 .1 ) %
Aberdeen Group plc (2) (1,847) (5,837)
Admiral Group plc (2) (54) (2,550)
Associated British Foods plc (2) (449) (11,804)
AstraZeneca plc (2) (529) (98,766)
Autotrader Group plc (2)(c) (654) (4,331)
Aviva plc (2) (599) (5,164)
B&M European Value Retail plc (2) (1,134) (2,936)
BAE Systems plc (2) (1,810) (44,356)
British American Tobacco plc (2) (1,171) (72,464)
Bunzl plc (2) (346) (12,075)
Burberry Group plc (2) (291) (4,111)
Convatec Group plc (2)(c) (860) (2,453)
Diageo plc (2) (2,010) (40,481)
Entain plc (2) (1,249) (9,255)
Games Workshop Group plc (2) (47) (13,468)
ICG plc (2) (198) (4,438)
Informa plc (2) (495) (5,939)
M&G plc (2) (1,445) (6,447)
Man Group plc (2) (1,260) (4,885)
Marks & Spencer Group plc (2) (780) (3,850)
Melrose Industries plc (2) (712) (4,490)
National Grid plc (2) (687) (11,331)
Pearson plc (2) (150) (2,384)
RELX plc (2) (735) (23,230)
Rightmove plc (2) (314) (1,827)
Rotork plc (2) (907) (3,555)
RS GROUP plc (2) (243) (1,876)
Sage Group plc (The) (2) (1,570) (17,033)
Smith & Nephew plc (2) (163) (2,356)
Smiths Group plc (2) (407) (13,826)
SSE plc (2) (517) (16,680)
St James's Place plc (2) (1,004) (16,143)
Standard Chartered plc (2) (1,375) (37,183)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (1.1)% (continued)
United Utilities Group plc (2) (1,075) (18,653)
Wise Group plc, Class A (2) (3,044) (36,490)
(562,667)
United States - ( 45 .6 ) %
AAON, Inc. (190) (24,103)
Abbott Laboratories (428) (38,837)
AbbVie, Inc. (335) (84,299)
Accenture plc, Class A (93) (11,573)
Adobe, Inc. (169) (34,648)
Advanced Drainage Systems, Inc. (305) (47,873)
AECOM (382) (26,664)
AeroVironment, Inc. (211) (34,830)
Affirm Holdings, Inc., Class A (1,599) (130,398)
AGCO Corp. (327) (39,142)
Air Products and Chemicals, Inc. (57) (16,711)
Alcon AG (2) (1,327) (89,480)
Allegion plc (144) (20,231)
Alliant Energy Corp. (613) (46,766)
Alnylam Pharmaceuticals, Inc. (550) (165,567)
Alphabet, Inc., Class A (570) (203,701)
Amazon.com, Inc. (345) (82,227)
Amcor plc (2,841) (123,157)
American Airlines Group, Inc. (5,202) (94,000)
American Express Co. (88) (29,766)
American Financial Group, Inc. (92) (12,874)
American Healthcare REIT, Inc.,
REIT (3,388) (176,684)
American Water Works Co., Inc. (104) (13,684)
Analog Devices, Inc. (167) (66,327)
Aon plc, Class A (126) (41,793)
API Group Corp. (1,131) (47,898)
Apollo Global Management, Inc. (622) (73,589)
Appfolio, Inc., Class A (266) (42,653)
AppLovin Corp., Class A (156) (80,376)
Aptiv plc (382) (23,447)
Armstrong World Industries, Inc. (234) (37,538)
Arthur J Gallagher & Co. (390) (89,532)
Assurant, Inc. (343) (92,106)
AST SpaceMobile, Inc. (355) (31,545)
AT&T, Inc. (2,832) (58,622)
Autodesk, Inc. (88) (17,109)
AutoZone, Inc. (12) (38,351)
Avery Dennison Corp. (316) (51,303)
Avient Corp. (474) (17,519)
Axon Enterprise, Inc. (153) (85,773)
Baker Hughes Co., Class A (1,070) (59,385)
Bank OZK (74) (3,855)
Becton Dickinson & Co. (520) (78,692)
Belden, Inc. (181) (21,704)
Bentley Systems, Inc., Class B (751) (22,447)
Bio-Techne Corp. (2,232) (157,691)
Blackbaud, Inc. (241) (7,138)
Blackstone, Inc. (492) (57,894)
Bloom Energy Corp., Class A (134) (40,562)
Blue Owl Capital, Inc., Class A (572) (5,005)
BorgWarner, Inc. (515) (34,196)
Boston Scientific Corp. (2,172) (92,701)
Broadridge Financial Solutions, Inc. (238) (32,594)
Brown & Brown, Inc. (297) (19,053)
INVESTMENTS SHARES VALUE ($)
United States - (45.6)% (continued)
Brown-Forman Corp., Class B (1,422) (37,896)
Builders FirstSource, Inc. (397) (35,524)
Buzzi SpA (2) (207) (10,603)
BXP, Inc., REIT (256) (16,975)
Cardinal Health, Inc. (16) (3,801)
CareTrust REIT, Inc., REIT (865) (34,903)
Carlisle Cos., Inc. (45) (16,324)
Carvana Co., Class A (1,213) (79,840)
Cava Group, Inc. (620) (48,658)
CDW Corp. (49) (6,891)
Celanese Corp., Class A (323) (14,858)
Celsius Holdings, Inc. (696) (20,379)
Cencora, Inc. (190) (53,766)
CenterPoint Energy, Inc. (1,722) (75,837)
Certara, Inc. (721) (4,723)
CH Robinson Worldwide, Inc. (119) (22,412)
Charles River Laboratories
International, Inc. (262) (59,419)
Charles Schwab Corp. (The) (758) (69,941)
Cheniere Energy, Inc. (121) (28,920)
Chewy, Inc., Class A (1,488) (29,239)
Churchill Downs, Inc. (80) (7,171)
Cigna Group (The) (269) (74,158)
Cincinnati Financial Corp. (427) (79,055)
Cintas Corp. (378) (64,290)
Cirrus Logic, Inc. (381) (56,590)
Clearway Energy, Inc., Class C (1,235) (42,212)
Cleveland-Cliffs, Inc. (5,587) (52,462)
Clorox Co. (The) (304) (29,014)
CME Group, Inc. (175) (38,645)
Coca-Cola Co. (The) (2,171) (176,437)
Coeur Mining, Inc. (2,381) (38,858)
Cognex Corp. (1,466) (106,168)
Cognizant Technology Solutions
Corp., Class A (473) (18,319)
Coinbase Global, Inc., Class A (127) (18,566)
Comcast Corp., Class A (2,640) (64,812)
Commerce Bancshares, Inc. (256) (14,784)
Commercial Metals Co. (215) (13,491)
Constellation Brands, Inc., Class A (583) (81,089)
Core & Main, Inc., Class A (1,404) (67,743)
Corteva, Inc. (1,611) (136,436)
CoStar Group, Inc. (388) (10,988)
Coty, Inc., Class A (4,065) (8,780)
Crane NXT Co. (260) (13,302)
Credo Technology Group Holding
Ltd. (398) (108,236)
CRH plc (1,229) (131,503)
CVS Health Corp. (588) (60,829)
Danaher Corp. (134) (25,524)
Deere & Co. (217) (137,650)
Devon Energy Corp. (3,783) (156,314)
Dexcom, Inc. (620) (41,757)
Diamondback Energy, Inc. (565) (99,316)
Digital Realty Trust, Inc., REIT (20) (3,592)
DigitalOcean Holdings, Inc. (443) (69,564)
Dolby Laboratories, Inc., Class A (256) (13,460)
Dollar General Corp. (94) (10,820)
Dollar Tree, Inc. (373) (45,114)
DoorDash, Inc., Class A (862) (159,065)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (45.6)% (continued)
DoubleVerify Holdings, Inc. (358) (3,881)
Doximity, Inc., Class A (535) (11,096)
DR Horton, Inc. (828) (134,865)
DT Midstream, Inc. (158) (23,185)
DuPont de Nemours, Inc. (688) (93,320)
Dutch Bros, Inc., Class A (255) (18,312)
EastGroup Properties, Inc., REIT (29) (5,873)
Eastman Chemical Co. (211) (14,133)
Eaton Corp. plc (295) (125,705)
EchoStar Corp., Class A (456) (46,284)
Ecolab, Inc. (895) (249,357)
Elanco Animal Health, Inc. (5,093) (125,339)
Element Solutions, Inc. (449) (21,440)
elf Beauty, Inc. (715) (52,910)
Eli Lilly & Co. (123) (147,530)
Emerson Electric Co. (669) (95,767)
Encompass Health Corp. (111) (11,220)
Ensign Group, Inc. (The) (257) (41,197)
Entegris, Inc. (521) (93,707)
Entergy Corp. (709) (81,436)
EPAM Systems, Inc. (281) (22,297)
EQT Corp. (798) (42,430)
Equinix, Inc., REIT (112) (116,748)
Equity Residential, REIT (27) (1,834)
Erie Indemnity Co., Class A (147) (35,243)
Esab Corp. (721) (71,112)
Essex Property Trust, Inc., REIT (51) (14,871)
Estee Lauder Cos., Inc. (The),
Class A (50) (3,948)
Everpure, Inc., Class A (1,543) (121,573)
Everus Construction Group, Inc. (172) (28,543)
Exelon Corp. (1,412) (65,827)
Expand Energy Corp. (486) (44,318)
Expeditors International of
Washington, Inc. (501) (81,653)
Experian plc (2) (1,730) (58,307)
Exponent, Inc. (180) (10,577)
Extra Space Storage, Inc., REIT (490) (71,197)
FactSet Research Systems, Inc. (81) (18,636)
Fair Isaac Corp. (19) (22,701)
Fastenal Co. (230) (11,047)
Ferguson Enterprises, Inc. (369) (87,575)
Ferrovial NV (2) (811) (55,586)
Fifth Third Bancorp (2,696) (151,974)
First Citizens BancShares, Inc.,
Class A (32) (66,585)
First Financial Bankshares, Inc. (704) (24,358)
First Horizon Corp. (556) (14,256)
First Solar, Inc. (304) (71,732)
FirstEnergy Corp. (792) (37,652)
Five Below, Inc. (355) (63,825)
Flowserve Corp. (1,006) (74,605)
FMC Corp. (839) (9,649)
Fox Corp., Class A (1,128) (58,836)
Freshpet, Inc. (1,059) (62,608)
Garmin Ltd. (99) (23,516)
Gates Industrial Corp. plc (592) (16,558)
GATX Corp. (185) (32,780)
Gen Digital, Inc. (1,005) (25,014)
General Mills, Inc. (605) (21,054)
INVESTMENTS SHARES VALUE ($)
United States - (45.6)% (continued)
Genpact Ltd. (186) (5,115)
Gentex Corp. (1,138) (28,757)
GFL Environmental, Inc. (637) (23,423)
Gilead Sciences, Inc. (292) (36,891)
Glacier Bancorp, Inc. (1,155) (59,575)
GLOBALFOUNDRIES, Inc. (201) (16,564)
Globant SA (249) (7,206)
Globus Medical, Inc., Class A (859) (67,870)
Goodyear Tire & Rubber Co. (The) (2,605) (17,193)
Graco, Inc. (252) (19,054)
Graphic Packaging Holding Co. (1,595) (16,859)
Guidewire Software, Inc. (447) (55,003)
GXO Logistics, Inc. (1,264) (64,085)
Hamilton Lane, Inc., Class A (671) (52,895)
Harley-Davidson, Inc. (621) (15,190)
Hartford Insurance Group, Inc.
(The) (715) (94,752)
HealthEquity, Inc. (1,098) (99,171)
Hecla Mining Co. (3,744) (57,770)
HEICO Corp. (386) (137,489)
Henry Schein, Inc. (1,042) (87,028)
Hershey Co. (The) (276) (48,424)
HF Sinclair Corp. (1,071) (74,595)
Highwoods Properties, Inc., REIT (920) (27,747)
Hims & Hers Health, Inc. (1,150) (39,871)
Home Depot, Inc. (The) (100) (35,268)
Hormel Foods Corp. (737) (18,292)
Houlihan Lokey, Inc., Class A (78) (10,462)
Howmet Aerospace, Inc. (479) (128,784)
HP, Inc. (382) (8,381)
Hubbell, Inc., Class B (18) (9,418)
Huntington Bancshares, Inc. (1,879) (33,315)
IDEXX Laboratories, Inc. (192) (101,076)
Independence Realty Trust, Inc.,
REIT (975) (16,273)
Ingersoll Rand, Inc. (1,545) (126,675)
Insmed, Inc. (222) (23,670)
Insulet Corp. (170) (25,883)
Intercontinental Exchange, Inc. (131) (16,127)
International Flavors & Fragrances,
Inc. (1,846) (146,240)
Intuit, Inc. (402) (104,922)
Intuitive Surgical, Inc. (130) (51,698)
Invitation Homes, Inc., REIT (483) (14,591)
Ionis Pharmaceuticals, Inc. (1,183) (93,800)
IonQ, Inc. (3,070) (163,508)
IPG Photonics Corp. (87) (10,207)
ITT, Inc. (551) (108,966)
Jack Henry & Associates, Inc. (156) (21,487)
James Hardie Industries plc, ADR (144) (3,770)
Karman Holdings, Inc. (492) (24,561)
Keurig Dr Pepper, Inc. (4,751) (155,500)
KeyCorp (2,983) (68,758)
Kimberly-Clark Corp. (286) (31,394)
Kimco Realty Corp., REIT (148) (3,752)
Kinsale Capital Group, Inc. (133) (43,865)
KKR & Co., Inc. (827) (75,902)
Knife River Corp. (477) (39,901)
Kraft Heinz Co. (The) (4,384) (103,550)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (45.6)% (continued)
Kratos Defense & Security
Solutions, Inc. (449) (22,387)
L3Harris Technologies, Inc. (145) (42,136)
Labcorp Holdings, Inc. (325) (91,000)
Lattice Semiconductor Corp. (240) (36,710)
Leidos Holdings, Inc. (114) (11,739)
Lennox International, Inc. (7) (4,011)
Liberty Capital Corp., Class C (282) (6,080)
Liberty Media Corp-Liberty Formula
One, Class A (201) (17,596)
Lincoln Electric Holdings, Inc. (33) (8,762)
Lincoln National Corp. (1,720) (60,802)
Linde plc (335) (173,845)
Live Nation Entertainment, Inc. (223) (40,834)
LKQ Corp. (911) (23,987)
Loar Holdings, Inc. (497) (40,063)
Lowe's Cos., Inc. (286) (63,060)
LPL Financial Holdings, Inc. (303) (85,349)
Lululemon Athletica, Inc. (535) (61,086)
Lumentum Holdings, Inc. (77) (66,071)
Lyft, Inc., Class A (7,025) (102,635)
M&T Bank Corp. (17) (4,046)
MACOM Technology Solutions
Holdings, Inc. (96) (36,516)
Madison Square Garden Sports
Corp., Class A (112) (45,006)
Maplebear, Inc. (1,330) (62,976)
Markel Group, Inc. (10) (19,530)
Marriott International, Inc., Class A (452) (167,507)
Marsh & McLennan Cos., Inc. (75) (12,500)
Martin Marietta Materials, Inc. (133) (76,701)
Marzetti Co. (The) (96) (10,959)
MasTec, Inc. (140) (58,248)
Mastercard, Inc., Class A (175) (89,880)
Matador Resources Co. (1,117) (55,604)
Mattel, Inc. (388) (5,385)
McCormick & Co., Inc. (Non-Voting) (92) (4,639)
McDonald's Corp. (859) (232,196)
Meta Platforms, Inc., Class A (42) (23,658)
Mettler-Toledo International, Inc. (16) (20,440)
Mid-America Apartment
Communities, Inc., REIT (89) (12,366)
Millrose Properties, Inc., Class A,
REIT (727) (21,846)
MKS, Inc. (10) (4,448)
Mondelez International, Inc., Class
A (2,666) (154,201)
Monolithic Power Systems, Inc. (116) (160,354)
Monster Beverage Corp. (294) (28,259)
Moog, Inc., Class A (59) (25,007)
Motorola Solutions, Inc. (365) (151,581)
MP Materials Corp. (619) (34,670)
National Fuel Gas Co. (140) (10,809)
nCino, Inc. (1,107) (18,099)
Netflix, Inc. (2,926) (208,916)
NextEra Energy, Inc. (2,610) (229,080)
Nextpower, Inc., Class A (806) (96,027)
NIKE, Inc., Class B (604) (24,794)
Northrop Grumman Corp. (37) (18,844)
INVESTMENTS SHARES VALUE ($)
United States - (45.6)% (continued)
Norwegian Cruise Line Holdings
Ltd. (3,990) (84,229)
Novanta, Inc. (537) (87,123)
NVIDIA Corp. (883) (176,679)
NVR, Inc. (2) (13,627)
Okta, Inc., Class A (218) (29,746)
Old Dominion Freight Line, Inc. (131) (28,375)
Ollie's Bargain Outlet Holdings, Inc. (1,009) (77,572)
ON Semiconductor Corp. (91) (8,603)
ONEOK, Inc. (743) (64,596)
Onto Innovation, Inc. (362) (136,999)
Option Care Health, Inc. (776) (16,273)
Ormat Technologies, Inc. (115) (12,524)
Otis Worldwide Corp. (1,056) (75,610)
Palantir Technologies, Inc., Class A (366) (42,701)
Parker-Hannifin Corp. (78) (76,293)
Parsons Corp. (146) (7,649)
Paychex, Inc. (311) (30,581)
Paylocity Holding Corp. (46) (4,808)
PBF Energy, Inc., Class A (1,557) (70,875)
Pegasystems, Inc. (875) (26,224)
Pentair plc (148) (11,346)
PepsiCo, Inc. (826) (111,840)
Performance Food Group Co. (55) (6,148)
Permian Resources Corp., Class A (1,079) (19,864)
Perrigo Co. plc (761) (7,907)
Pinnacle Financial Partners, Inc. (615) (62,041)
Pinterest, Inc., Class A (1,310) (27,549)
Planet Fitness, Inc., Class A (1,740) (90,776)
Post Holdings, Inc. (63) (5,560)
Procore Technologies, Inc. (1,868) (75,878)
Procter & Gamble Co. (The) (1,567) (229,785)
Progressive Corp. (The) (86) (18,787)
Prologis, Inc., REIT (739) (100,112)
PTC, Inc. (560) (63,622)
Public Storage, REIT (352) (112,045)
QIAGEN NV (2) (182) (7,041)
Qnity Electronics, Inc. (299) (48,830)
Quanta Services, Inc. (114) (82,085)
QuantumScape Corp. (4,030) (30,467)
QXO, Inc. (3,057) (52,825)
Ralph Lauren Corp., Class A (96) (38,535)
Range Resources Corp. (682) (25,364)
Rayonier, Inc., REIT (983) (20,918)
Realty Income Corp., REIT (3,650) (226,154)
Regal Rexnord Corp. (131) (31,203)
Regency Centers Corp., REIT (761) (60,682)
Regions Financial Corp. (1,140) (34,428)
Reliance, Inc. (11) (4,110)
Repligen Corp. (365) (49,801)
Republic Services, Inc., Class A (148) (31,536)
ResMed, Inc. (188) (36,637)
Revvity, Inc. (590) (65,643)
Rexford Industrial Realty, Inc., REIT (121) (4,054)
RingCentral, Inc., Class A (106) (4,132)
Rivian Automotive, Inc., Class A (1,938) (33,624)
RLI Corp. (291) (17,189)
Robinhood Markets, Inc., Class A (104) (10,429)
Roche Holding AG (2) (169) (69,474)
Rocket Cos., Inc., Class A (1,344) (21,168)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (45.6)% (continued)
Rollins, Inc. (1,311) (54,721)
Roper Technologies, Inc. (41) (13,874)
Royal Gold, Inc. (222) (44,313)
RPM International, Inc. (477) (53,019)
Ryan Specialty Holdings, Inc.,
Class A (1,394) (52,637)
S&P Global, Inc. (169) (68,827)
SailPoint, Inc. (1,027) (15,035)
Salesforce, Inc. (198) (31,019)
Scotts Miracle-Gro Co. (The) (115) (7,833)
SEI Investments Co. (335) (29,383)
Sempra (172) (15,946)
ServiceNow, Inc. (80) (7,942)
SharkNinja, Inc. (842) (128,211)
Shell plc (2) (893) (34,698)
Sherwin-Williams Co. (The) (186) (64,044)
Shift4 Payments, Inc., Class A (282) (13,716)
Silgan Holdings, Inc. (76) (3,526)
SiteOne Landscape Supply, Inc. (270) (30,891)
SiTime Corp. (18) (13,420)
SLB Ltd. (2,303) (107,066)
SLM Corp. (972) (25,214)
SoFi Technologies, Inc. (4,651) (83,392)
Solventum Corp. (427) (32,943)
Somnigroup International, Inc. (268) (21,011)
Sonoco Products Co. (845) (47,616)
Southern Co. (The) (465) (44,505)
SOUTHSTATE BANK Corp. (570) (56,943)
Sprouts Farmers Market, Inc. (621) (52,524)
SPX Technologies, Inc. (271) (66,441)
SS&C Technologies Holdings, Inc. (83) (5,150)
STAG Industrial, Inc., REIT (972) (36,994)
StandardAero, Inc. (798) (23,868)
Starbucks Corp. (351) (35,869)
Steel Dynamics, Inc. (427) (97,979)
Sterling Infrastructure, Inc. (32) (26,860)
Stryker Corp. (241) (75,876)
Sun Communities, Inc., REIT (386) (46,285)
Sunbelt Rentals Holdings, Inc. (2) (175) (12,766)
Swiss Re AG (2) (389) (61,832)
Synchrony Financial (49) (3,726)
Sysco Corp. (469) (39,199)
T. Rowe Price Group, Inc. (163) (18,531)
Talen Energy Corp. (124) (47,648)
Targa Resources Corp. (114) (30,568)
Teledyne Technologies, Inc. (241) (160,723)
Tenaris SA (2) (2,461) (68,126)
Tenet Healthcare Corp. (124) (23,198)
Tesla, Inc. (21) (8,833)
Tetra Tech, Inc. (931) (26,897)
Texas Pacific Land Corp. (69) (30,197)
Thermo Fisher Scientific, Inc. (79) (39,607)
Thor Industries, Inc. (659) (49,530)
Toast, Inc., Class A (2,219) (61,733)
TPG, Inc. (1,540) (62,447)
Tractor Supply Co. (3,891) (122,995)
Trade Desk, Inc. (The), Class A (2,202) (39,812)
Tradeweb Markets, Inc., Class A (106) (10,564)
TransDigm Group, Inc. (52) (69,266)
TransUnion (923) (66,585)
INVESTMENTS SHARES VALUE ($)
United States - (45.6)% (continued)
Travel + Leisure Co. (862) (65,883)
Trex Co., Inc. (1,423) (71,207)
Trimble, Inc. (847) (43,349)
Tyler Technologies, Inc. (381) (111,427)
Uber Technologies, Inc. (1,770) (127,723)
Ubiquiti, Inc. (91) (48,597)
UDR, Inc., REIT (732) (29,221)
UGI Corp. (571) (19,722)
Ulta Beauty, Inc. (164) (73,961)
UMB Financial Corp. (535) (76,377)
Union Pacific Corp. (281) (76,432)
United Airlines Holdings, Inc. (780) (106,072)
United Bankshares, Inc. (346) (15,857)
Universal Display Corp. (280) (24,245)
Universal Health Services, Inc.,
Class B (242) (35,983)
US Foods Holding Corp. (359) (36,708)
UWM Holdings Corp., Class A (1,916) (4,388)
Vail Resorts, Inc. (113) (15,385)
Valley National Bancorp (6,341) (92,896)
Valvoline, Inc. (950) (37,563)
Versigent plc (486) (20,417)
Vertex Pharmaceuticals, Inc. (93) (46,196)
Vertiv Holdings Co., Class A (268) (89,732)
VICI Properties, Inc., Class A, REIT (666) (17,682)
Visa, Inc., Class A (168) (57,639)
Visteon Corp. (148) (14,683)
Vistra Corp. (464) (73,604)
Vontier Corp. (2,119) (61,451)
Vulcan Materials Co. (58) (17,111)
W R Berkley Corp. (438) (30,892)
Walmart, Inc. (1,024) (115,978)
Walt Disney Co. (The) (1,936) (186,340)
Waste Connections, Inc. (75) (12,502)
Waste Management, Inc. (137) (30,535)
Waters Corp. (141) (52,881)
Watsco, Inc. (77) (32,088)
Weatherford International plc (475) (38,713)
Welltower, Inc., REIT (1,122) (254,661)
West Pharmaceutical Services, Inc. (216) (77,544)
Western Alliance Bancorp (266) (21,865)
WEX, Inc. (615) (86,770)
White Mountains Insurance Group
Ltd. (20) (41,468)
Williams Cos., Inc. (The) (74) (5,501)
Willis Towers Watson plc (418) (109,253)
WillScot Holdings Corp. (1,059) (30,563)
Wingstop, Inc. (250) (43,353)
WP Carey, Inc., REIT (433) (30,960)
Xcel Energy, Inc. (1,055) (84,717)
XPO, Inc. (420) (86,222)
Xylem, Inc. (459) (54,258)
Yum! Brands, Inc. (1,166) (186,397)
Zebra Technologies Corp., Class A (73) (19,218)
Zillow Group, Inc., Class C (422) (13,301)
Zimmer Biomet Holdings, Inc. (44) (3,788)
Zoetis, Inc., Class A (2,183) (156,870)
ZoomInfo Technologies, Inc., Class
A (1,377) (4,035)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (45.6)% (continued)
Zscaler, Inc. (145) (20,467)
(24,203,687)
TOTAL COMMON STOCKS
(Proceeds $(39,549,705))                                                     (37,746,949)
PREFERRED STOCKS - (0.1)%
Germany - ( 0 .1 ) %
Henkel AG & Co. KGaA
(Preference) (2) (46) (3,869)
Sartorius AG (Preference) (2) (40) (10,494)
Volkswagen AG (Preference) (2) (216) (17,327)
TOTAL PREFERRED STOCKS
(Proceeds $(33,366))                                                     (31,690)
TOTAL SHORT POSITIONS
(Proceeds $(39,583,071)) (37,778,639)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 76.3%
(Cost $33,960,783) 40,570,545
OTHER ASSETS IN EXCESS OF
LIABILITIES - 23.7%
‡
12,597,703
NET ASSETS - 100.0% 53,168,248
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (474,300) ( 0 .9 ) %
Consumer Discretionary (840,098) ( 1 .6 )
Consumer Staples (498,461) ( 0 .9 )
Energy (901,996) ( 1 .7 )
Financials 555,374 1 .0
Health Care (491,066) ( 0 .9 )
Industrials (152,837) ( 0 .4 )
Information Technology 939,195 1 .8
Materials (676,443) ( 1 .3 )
Real Estate (135,816) ( 0 .2 )
Utilities 27,025 0 .1
Investment Companies 28,004,786 52 .7
U.S. Treasury Obligations 15,215,182 28 .6
Total Investments In Securities
At Value 40,570,545 76 .3
Other Assets in Excess of
Liabilities ‡ 12,597,703 23 .7
Net Assets
$ 53,168,248 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2026 amounted to $33,701,365, which is inclusive of rehypothecated amounts disclosed below. Additional securities sold but not yet settled totaling
$11,720 were also segregated. In addition, $7,614,207 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated. Total value of all such securities at June 30, 2026 amounted to $11,671,989. Additional securities sold but not yet settled totaling $7,482 were also rehypothecated.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2026 amounted to $209,826 of investments in securities and
$(238,000) of securities sold short, which represents 0.39% and (0.45)% of net assets of the Fund, respectively.
(d) Represents 7-day effective yield as of June 30, 2026.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) The rate shown was the effective yield at the date of purchase.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
Credit default swap contracts outstanding - buy protection as of June 30, 2026:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
46.V2 5 .00 % Quarterly 6/20/2031 3 .04 % USD 218,000 $ (17,140) $ (557) $ (17,697)
Markit CDX North America
High Yield Index Series
46.V2 5 .00 Quarterly 6/20/2031 3 .04 USD 218,000 (17,140) (556) (17,696)
$ (34,280) $ (1,113) $ (35,393)
Credit default swap contracts outstanding - sell protection as of June 30, 2026 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 45.V1 5 .00 % Quarterly 6/20/2031 2 .45 % EUR 262,000 $ 29,572 $ 3,622 $ 33,194
iTraxx Europe Crossover
Index Series 45.V1 5 .00 Quarterly 6/20/2031 2 .45 EUR 262,000 29,571 3,622 33,193
Markit CDX North America
Investment Grade Index
Series 46.V1 1 .00 Quarterly 6/20/2031 0 .51 USD 828,000 17,968 417 18,385
Markit CDX North America
Investment Grade Index
Series 46.V1 1 .00 Quarterly 6/20/2031 0 .51 USD 828,000 17,968 417 18,385
95,079 8,078 103,157
Markit CDX North America
Emerging Markets Index
Series 45.V1 1 .00 % Quarterly 6/20/2031 1 .41 % USD 81,000 $ (2,422) $ 1,011 $ (1,411)
Markit CDX North America
Emerging Markets Index
Series 45.V1 1 .00 Quarterly 6/20/2031 1 .41 USD 81,000 (2,421) 1,011 (1,410)
(4,843) 2,022 (2,821)
$ 90,236 $ 10,100 $ 100,336
Forward effective interest rate swap contracts outstanding as of June 30, 2026:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CLICP Semi 4.50% Semi 12/18/2028 CLP 80,000,000 $ (71) $ 106 $ 35
Pay 1D CLICP Semi 4.50% Semi 12/18/2028 CLP 80,000,000 (71) 106 35
Pay 1D CLICP Semi 5.00% Semi 9/16/2031 CLP 300,000 3 – 3
Pay 1D CLICP Semi 5.00% Semi 9/16/2031 CLP 300,000 3 – 3
Pay 1D CLICP Semi 5.00% Semi 12/16/2031 CLP 25,000,000 259 4 263
Pay 1D CLICP Semi 5.00% Semi 12/16/2031 CLP 25,000,000 259 4 263
Pay 1D CORRA Semi 3.00% Semi 9/17/2031 CAD 2,800,000 (6,241) 16,873 10,632
Pay 1D CORRA Semi 3.00% Semi 9/17/2031 CAD 2,900,000 (7,045) 18,057 11,012
Pay 1D SARON Annual 0.50% Annual 9/17/2031 CHF 700,000 1,320 7,942 9,262
Pay 1D SARON Annual 0.50% Annual 9/17/2031 CHF 700,000 1,509 7,752 9,261
Pay 1D SHIRON Annual 3.00% Annual 12/20/2028 ILS 800,000 (53) 139 86
Pay 1D SHIRON Annual 3.00% Annual 12/20/2028 ILS 800,000 11 75 86

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SHIRON Annual 3.50% Annual 9/17/2031 ILS 100,000 $ (43) $ 629 $ 586
Pay 1D SHIRON Annual 3.50% Annual 12/17/2031 ILS 200,000 1,013 117 1,130
Pay 1D SHIRON Annual 3.50% Annual 12/17/2031 ILS 200,000 1,016 114 1,130
Pay 1D SOFR Annual 4.00% Annual 12/20/2028 USD 1,200,000 505 (224) 281
Pay 1D SOFR Annual 4.00% Annual 12/20/2028 USD 1,300,000 488 (99) 389
Pay 1D SOFR Annual 4.50% Annual 9/20/2056 USD 100,000 3,582 1,640 5,222
Pay 1D SOFR Annual 4.50% Annual 9/20/2056 USD 200,000 7,163 3,281 10,444
Pay 1D SONIA Annual 4.50% Annual 12/17/2036 GBP 300,000 1,326 1,925 3,251
Pay 1D SONIA Annual 4.50% Annual 12/17/2036 GBP 200,000 659 901 1,560
Pay 1D SONIA Annual 5.00% Annual 9/20/2056 GBP 300,000 4,604 8,500 13,104
Pay 1D SONIA Annual 5.00% Annual 9/20/2056 GBP 200,000 1,775 6,961 8,736
Pay 1D SONIA Annual 5.00% Annual 12/20/2056 GBP 100,000 2,768 1,290 4,058
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/13/2028 MXN 1,000,000 172 91 263
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/13/2028 MXN 1,000,000 172 91 263
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/13/2028 MXN 3,500,000 218 110 328
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/13/2028 MXN 3,500,000 218 110 328
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/10/2031 MXN 500,000 (163) 449 286
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/10/2031 MXN 500,000 (163) 449 286
Pay 1D TIIEOIS Monthly 8.00% Monthly 12/10/2031 MXN 1,000,000 382 (47) 335
Pay 1D TIIEOIS Monthly 8.00% Monthly 12/10/2031 MXN 1,000,000 382 (47) 335
Pay 1D TONAR Annual 3.50% Annual 9/19/2046 JPY 22,600,000 6,843 (1,336) 5,507
Pay 1D TONAR Annual 3.50% Annual 9/19/2046 JPY 22,600,000 6,843 (1,336) 5,507
Pay 1D TONAR Annual 3.50% Annual 12/19/2046 JPY 38,700,000 10,203 (2,433) 7,770
Pay 1D TONAR Annual 3.50% Annual 12/19/2046 JPY 38,700,000 10,179 (2,409) 7,770
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/18/2028 CNY 2,000,000 73 489 562
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/18/2028 CNY 2,000,000 73 489 562
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/18/2028 CNY 4,500,000 818 423 1,241
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/18/2028 CNY 4,500,000 818 423 1,241
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/16/2031 CNY 500,000 (394) 516 122
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/16/2031 CNY 500,000 (394) 516 122
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/16/2031 CNY 2,000,000 (208) 566 358
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/16/2031 CNY 2,000,000 (208) 566 358
Pay 3M BBR Qtrly 4.50% Qtrly 12/07/2028 AUD 1,900,000 505 2,276 2,781
Pay 3M BBR Qtrly 4.50% Qtrly 12/07/2028 AUD 1,900,000 388 2,392 2,780
Pay 3M BBR Qtrly 4.00% Semi 12/10/2031 NZD 100,000 (81) 655 574
Pay 3M BBR Qtrly 4.00% Semi 12/10/2031 NZD 100,000 (81) 655 574
Pay 3M BBR Qtrly 4.50% Semi 9/10/2036 NZD 100,000 1,994 120 2,114
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/20/2028 ZAR 100,000 21 (4) 17
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/20/2028 ZAR 1,000,000 268 (81) 187
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/20/2028 ZAR 1,000,000 268 (81) 187
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/17/2031 ZAR 500,000 248 (178) 70
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/17/2031 ZAR 500,000 248 (178) 70
Pay 3M STIBOR Qtrly 3.00% Annual 9/17/2036 SEK 500,000 1,155 (158) 997
Pay 3M STIBOR Qtrly 3.00% Annual 9/17/2036 SEK 500,000 1,155 (158) 997
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 400,000 (1,260) 4,457 3,197
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 400,000 404 2,793 3,197
Pay 6M BBR Semi 5.00% Semi 12/11/2036 AUD 800,000 505 5,325 5,830
Pay 6M BBR Semi 5.00% Semi 12/11/2036 AUD 900,000 1,094 5,466 6,560
Pay 6M BUBOR Semi 5.00% Annual 12/20/2028 HUF 45,000,000 314 (5) 309

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M BUBOR Semi 5.00% Annual 12/20/2028 HUF 45,000,000 $ 314 $ (5) $ 309
Pay 6M BUBOR Semi 5.00% Annual 9/17/2031 HUF 5,100,000 97 87 184
Pay 6M BUBOR Semi 5.00% Annual 9/17/2031 HUF 5,100,000 97 87 184
Pay 6M BUBOR Semi 5.00% Annual 12/17/2031 HUF 20,000,000 765 159 924
Pay 6M BUBOR Semi 5.00% Annual 12/17/2031 HUF 20,000,000 765 159 924
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 2,100,000 9,264 3,301 12,565
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 2,100,000 9,596 2,943 12,539
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2028 EUR 1,000,000 3,713 2,228 5,941
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2028 EUR 1,000,000 3,716 2,225 5,941
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 500,000 109 3,514 3,623
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 400,000 (165) 3,108 2,943
Pay 6M EURIBOR Semi 3.00% Annual 12/17/2036 EUR 100,000 (568) 1,076 508
Pay 6M NIBOR Semi 4.50% Annual 9/17/2031 NOK 5,500,000 (720) 1,915 1,195
Pay 6M NIBOR Semi 4.50% Annual 9/17/2031 NOK 5,500,000 (719) 1,915 1,196
Receive 1D SARON Annual 0.50% Annual 9/17/2036 CHF 100,000 1,978 (1,296) 682
Receive 1D SARON Annual 0.50% Annual 9/17/2036 CHF 200,000 5,091 (3,728) 1,363
Receive 1D SARON Annual 0.50% Annual 12/17/2036 CHF 100,000 2,760 (1,745) 1,015
Receive 1D SOFR Annual 4.00% Annual 9/20/2028 USD 2,800,000 (2,701) 3,643 942
Receive 1D SOFR Annual 4.00% Annual 9/20/2028 USD 2,900,000 (2,856) 3,725 869
Receive 1D SOFR Annual 4.00% Annual 9/17/2036 USD 600,000 2,540 (635) 1,905
Receive 1D SOFR Annual 4.00% Annual 9/17/2036 USD 600,000 4,887 (2,974) 1,913
Receive 1D SOFR Annual 4.00% Annual 12/17/2036 USD 300,000 1,241 99 1,340
Receive 1D SOFR Annual 4.00% Annual 12/17/2036 USD 300,000 1,244 97 1,341
Receive 1D SONIA Annual 4.00% Annual 9/20/2028 GBP 800,000 5,466 (4,597) 869
Receive 1D SONIA Annual 4.00% Annual 9/20/2028 GBP 900,000 6,149 (5,291) 858
Receive 1D SONIA Annual 4.00% Annual 12/20/2028 GBP 600,000 1,930 (1,302) 628
Receive 1D SONIA Annual 4.00% Annual 12/20/2028 GBP 700,000 1,511 (990) 521
Receive 1D SONIA Annual 4.00% Annual 9/17/2031 GBP 300,000 3,182 (1,559) 1,623
Receive 1D SONIA Annual 4.00% Annual 9/17/2031 GBP 200,000 2,121 (1,039) 1,082
Receive 1D SONIA Annual 4.00% Annual 12/17/2031 GBP 500,000 5,096 (1,220) 3,876
Receive 1D SONIA Annual 4.00% Annual 12/17/2031 GBP 600,000 6,476 (2,252) 4,224
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 1,104,900,000 5,637 (3,475) 2,162
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 1,104,900,000 5,637 (3,474) 2,163
Receive 1D TONAR Annual 1.50% Annual 12/20/2028 JPY 970,900,000 16,989 (2,356) 14,633
Receive 1D TONAR Annual 1.50% Annual 12/20/2028 JPY 970,900,000 16,985 (2,353) 14,632
Receive 1D TONAR Annual 2.50% Annual 9/17/2036 JPY 59,000,000 2,979 (333) 2,646
Receive 1D TONAR Annual 2.50% Annual 9/17/2036 JPY 59,100,000 2,972 (321) 2,651
Receive 1D TONAR Annual 2.50% Annual 12/17/2036 JPY 8,800,000 678 33 711
Receive 1D TONAR Annual 2.50% Annual 12/17/2036 JPY 8,900,000 685 35 720
Receive 3M BBR Qtrly 3.50% Semi 12/13/2028 NZD 100,000 71 (48) 23
Receive 3M BBR Qtrly 3.50% Semi 12/13/2028 NZD 100,000 47 (24) 23
Receive 3M TWCPBA Qtrly 2.00% Qtrly 12/18/2028 TWD 500,000 105 (99) 6
Receive 3M TWCPBA Qtrly 2.00% Qtrly 12/18/2028 TWD 500,000 105 (99) 6
183,017 86,203 269,220
Pay 1D SHIRON Annual 3.00% Annual 9/20/2028 ILS 200,000 (60) 51 (9)
Pay 1D SHIRON Annual 3.00% Annual 9/20/2028 ILS 300,000 (75) 61 (14)
Pay 1D TONAR Annual 2.00% Annual 9/17/2031 JPY 180,500,000 (5,035) 5,007 (28)
Pay 1D TONAR Annual 2.00% Annual 9/17/2031 JPY 180,500,000 (5,022) 4,994 (28)
Pay 1D TONAR Annual 2.00% Annual 12/17/2031 JPY 64,000,000 (1,749) 194 (1,555)
Pay 1D TONAR Annual 2.00% Annual 12/17/2031 JPY 64,000,000 (1,749) 194 (1,555)
Pay 6M BBR Semi 5.00% Semi 9/13/2046 AUD 100,000 (2,156) 1,845 (311)
Pay 6M BBR Semi 5.00% Semi 9/13/2046 AUD 200,000 (3,047) 2,425 (622)
Pay 6M BUBOR Semi 5.00% Annual 9/20/2028 HUF 5,000,000 (57) 47 (10)
Pay 6M BUBOR Semi 5.00% Annual 9/20/2028 HUF 5,000,000 (57) 47 (10)
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2056 EUR 100,000 (4,110) 2,285 (1,825)
Receive 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 6,100,000 (7,174) (16,542) (23,716)
Receive 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 6,000,000 (7,169) (16,158) (23,327)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D CORRA Semi 3.00% Semi 12/20/2028 CAD 800,000 $ (1,152) $ (1,103) $ (2,255)
Receive 1D CORRA Semi 3.00% Semi 12/20/2028 CAD 800,000 (1,285) (971) (2,256)
Receive 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 800,000 (11,455) (5,034) (16,489)
Receive 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 700,000 (10,339) (4,080) (14,419)
Receive 1D CORRA Semi 3.50% Semi 12/17/2036 CAD 100,000 (1,242) (590) (1,832)
Receive 1D IBR Qtrly 11.00% Qtrly 12/18/2028 COP 58,600,000 20 (124) (104)
Receive 1D IBR Qtrly 11.00% Qtrly 12/18/2028 COP 58,600,000 20 (124) (104)
Receive 1D IBR Qtrly 11.00% Qtrly 12/16/2031 COP 16,900,000 (68) (131) (199)
Receive 1D IBR Qtrly 11.00% Qtrly 12/16/2031 COP 16,900,000 (68) (131) (199)
Receive 1D SARON Annual 0.50% Annual 9/20/2028 CHF 2,300,000 (15,311) (7,057) (22,368)
Receive 1D SARON Annual 0.50% Annual 9/20/2028 CHF 2,200,000 (14,644) (6,732) (21,376)
Receive 1D SARON Annual 0.50% Annual 12/20/2028 CHF 200,000 (1,093) (671) (1,764)
Receive 1D SARON Annual 0.50% Annual 12/20/2028 CHF 100,000 (691) (191) (882)
Receive 1D SOFR Annual 4.00% Annual 9/17/2031 USD 300,000 (1,864) 634 (1,230)
Receive 1D SOFR Annual 4.00% Annual 9/17/2031 USD 200,000 (1,181) 317 (864)
Receive 1D SOFR Annual 4.00% Annual 12/17/2031 USD 500,000 (2,265) 25 (2,240)
Receive 1D SOFR Annual 4.00% Annual 12/17/2031 USD 600,000 (2,873) (36) (2,909)
Receive 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 400,000 1,680 (7,242) (5,562)
Receive 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 300,000 (2,682) (1,490) (4,172)
Receive 1D SORA Semi 2.00% Semi 9/17/2031 SGD 100,000 824 (1,337) (513)
Receive 1D THOR Qtrly 1.50% Qtrly 9/18/2028 THB 2,500,000 (83) (202) (285)
Receive 1D THOR Qtrly 1.50% Qtrly 9/18/2028 THB 2,500,000 (83) (202) (285)
Receive 1D THOR Qtrly 1.50% Qtrly 12/18/2028 THB 3,000,000 214 (426) (212)
Receive 1D THOR Qtrly 1.50% Qtrly 12/18/2028 THB 3,000,000 214 (426) (212)
Receive 1D THOR Qtrly 2.00% Qtrly 9/16/2031 THB 1,500,000 (386) (420) (806)
Receive 1D THOR Qtrly 2.00% Qtrly 9/16/2031 THB 1,500,000 (386) (420) (806)
Receive 1D THOR Qtrly 2.00% Qtrly 12/16/2031 THB 2,000,000 (102) (811) (913)
Receive 1D THOR Qtrly 2.00% Qtrly 12/16/2031 THB 2,000,000 (102) (811) (913)
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 2,300,000 4,242 (6,686) (2,444)
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 2,300,000 4,472 (6,877) (2,405)
Receive 3M BBR Qtrly 3.50% Semi 9/13/2028 NZD 200,000 (68) (84) (152)
Receive 3M BBR Qtrly 3.50% Semi 9/13/2028 NZD 200,000 (68) (84) (152)
Receive 3M BBR Qtrly 4.00% Semi 9/10/2031 NZD 100,000 (807) 67 (740)
Receive 3M BBR Qtrly 4.50% Semi 12/10/2036 NZD 100,000 (776) (1,101) (1,877)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 9/20/2028 KRW 593,900,000 (749) (495) (1,244)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 9/20/2028 KRW 593,900,000 (749) (495) (1,244)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/20/2028 KRW 100,000,000 151 (245) (94)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/20/2028 KRW 100,000,000 151 (245) (94)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 9/17/2031 KRW 146,600,000 (85) (295) (380)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 9/17/2031 KRW 146,600,000 (85) (295) (380)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/17/2031 KRW 199,500,000 547 (837) (290)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/17/2031 KRW 199,500,000 548 (838) (290)
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/20/2028 HKD 1,900,000 (935) 782 (153)
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/20/2028 HKD 1,800,000 (884) 739 (145)
Receive 3M HIBOR Qtrly 3.50% Qtrly 12/20/2028 HKD 200,000 (76) 62 (14)
Receive 3M HIBOR Qtrly 3.50% Qtrly 12/20/2028 HKD 200,000 (76) 62 (14)
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/17/2031 HKD 500,000 (275) (149) (424)
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/17/2031 HKD 400,000 (220) (132) (352)
Receive 3M STIBOR Qtrly 2.50% Annual 9/20/2028 SEK 1,700,000 240 (822) (582)
Receive 3M STIBOR Qtrly 2.50% Annual 9/20/2028 SEK 1,700,000 240 (822) (582)
Receive 3M STIBOR Qtrly 2.50% Annual 12/20/2028 SEK 500,000 23 (108) (85)
Receive 3M STIBOR Qtrly 2.50% Annual 12/20/2028 SEK 500,000 23 (108) (85)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2031 TWD 500,000 (175) (75) (250)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2031 TWD 500,000 (175) (75) (250)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 12/16/2031 TWD 500,000 (16) (208) (224)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 12/16/2031 TWD 500,000 (16) (208) (224)
Receive 6M BBR Semi 5.00% Semi 9/11/2031 AUD 300,000 (1,692) (1,579) (3,271)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M BBR Semi 5.00% Semi 9/11/2031 AUD 300,000 $ (1,692) $ (1,579) $ (3,271)
Receive 6M BBR Semi 5.00% Semi 12/11/2031 AUD 3,300,000 (23,097) (12,639) (35,736)
Receive 6M BBR Semi 5.00% Semi 12/11/2031 AUD 3,400,000 (23,220) (13,599) (36,819)
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2031 EUR 1,700,000 (2,597) (19,994) (22,591)
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2031 EUR 1,700,000 (1,517) (21,074) (22,591)
Receive 6M EURIBOR Semi 3.00% Annual 12/17/2031 EUR 900,000 (7,217) (4,186) (11,403)
Receive 6M EURIBOR Semi 3.00% Annual 12/17/2031 EUR 900,000 (7,190) (4,213) (11,403)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 17,000,000 (5,092) (704) (5,796)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 17,000,000 (5,127) (669) (5,796)
Receive 6M NIBOR Semi 5.00% Annual 12/20/2028 NOK 5,900,000 (1,864) (828) (2,692)
Receive 6M NIBOR Semi 5.00% Annual 12/20/2028 NOK 5,900,000 (1,864) (828) (2,692)
Receive 6M NIBOR Semi 4.50% Annual 12/17/2031 NOK 1,000,000 70 (494) (424)
Receive 6M NIBOR Semi 4.50% Annual 12/17/2031 NOK 1,000,000 70 (494) (424)
Receive 6M NIBOR Semi 4.50% Annual 9/17/2036 NOK 2,000,000 (1,483) (2,335) (3,818)
Receive 6M NIBOR Semi 4.50% Annual 9/17/2036 NOK 2,000,000 (1,483) (2,335) (3,818)
Receive 6M NIBOR Semi 4.50% Annual 12/17/2036 NOK 500,000 (482) (561) (1,043)
Receive 6M NIBOR Semi 4.50% Annual 12/17/2036 NOK 500,000 (482) (561) (1,043)
Receive 6M PRIBOR Semi 4.50% Annual 9/20/2028 CZK 2,500,000 (113) (765) (878)
Receive 6M PRIBOR Semi 4.50% Annual 9/20/2028 CZK 2,500,000 (113) (765) (878)
Receive 6M PRIBOR Semi 4.50% Annual 9/17/2031 CZK 1,000,000 157 (953) (796)
Receive 6M PRIBOR Semi 4.50% Annual 9/17/2031 CZK 1,000,000 157 (953) (796)
Receive 6M WIBOR Semi 4.00% Annual 9/20/2028 PLN 400,000 (136) (145) (281)
Receive 6M WIBOR Semi 4.00% Annual 9/20/2028 PLN 500,000 (170) (181) (351)
Receive 6M WIBOR Semi 4.50% Annual 9/17/2031 PLN 100,000 18 (635) (617)
Receive 6M WIBOR Semi 4.50% Annual 9/17/2031 PLN 100,000 463 (1,079) (616)
Receive 6M WIBOR Semi 4.50% Annual 12/17/2031 PLN 100,000 98 (690) (592)
(185,039) (169,746) (354,785)
$ (2,022) $ (83,543) $ (85,565)
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
(a) Floating rate indices at June 30, 2026 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.34%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.43%
1 Day Colombia Overnight Interbank Rate (“IBR”): 10.54%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 6.63%
1 Day Secured Overnight Financing Rate (“SOFR”): 3.68%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 3.75%
1 Day Singapore Overnight Rate Average (“SORA”): 1.19%
1 Day Sterling Overnight Index Average (“SONIA”): 3.73%
1 Day Swiss Average Rate Overnight (“SARON”): -0.04%
1 Day Thailand Overnight Repo Rate (“THOR”): 0.99%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.96%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 1.54%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.46%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 2.97%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 6.99%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.92%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.97%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.80%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 5.62%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.57%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.81%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.89%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 3.80%
Total return swap contracts outstanding as of June 30, 2026 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market Index
September Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination JPMC 09/18/2026 CHF 710,850 $ 27,347
TAIEX Index July
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination JPMC 07/15/2026 TWD 2,338,950 3,711
Total unrealized appreciation 31,058
Amsterdam
Exchange Index July
Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination MSCS 07/17/2026 EUR (432,804) (1,956)
iBovespa Index
August Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MSCS 08/12/2026 BRL 524,448 (110)
Total unrealized depreciation (2,066)
Net unrealized appreciation $ 28,992

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
Futures contracts outstanding as of June 30, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 4 7/2026 USD $ 291,800 $ (12,356)
CAC 40 10 Euro Index 3 7/2026 EUR 288,278 (598)
CBOE Volatility Index 1 7/2026 USD 17,951 (170)
Hang Seng Mini Index 11 7/2026 HKD 320,441 (8,693)
Hang Seng Mini Index 40 7/2026 HKD 384,197 (10,642)
IFSC NIFTY 50 Index 9 7/2026 USD 432,081 (1,473)
KOSPI 200 Index 5 7/2026 KRW 222,362 16,182
MSCI Singapore Index 13 7/2026 SGD 480,761 (456)
Natural Gas 29 7/2026 USD 949,750 16,435
NY Harbor ULSD 4 7/2026 USD 542,489 (36,647)
OMXS30 Index 5 7/2026 SEK 165,887 2,273
Rapeseed 1 7/2026 EUR 28,865 (714)
RBOB Gasoline 8 7/2026 USD 972,686 (1,352)
SGX FTSE China A50 Index 63 7/2026 USD 977,382 6,399
SGX FTSE Taiwan Index 3 7/2026 USD 485,160 735
WTI Crude Oil 2 7/2026 USD 139,000 (36,942)
100 oz Gold 5 8/2026 USD 2,019,250 (170,037)
Lean Hogs 7 8/2026 USD 274,960 6,931
Live Cattle 4 8/2026 USD 387,880 (6,658)
Low Sulphur Gasoil 11 8/2026 USD 1,002,100 (52,429)
Phelix De Base Electricity 1 8/2026 EUR 88,954 5,375
Australia 10 Year Bond 8 9/2026 AUD 606,871 76
Australia 3 Year Bond 3 9/2026 AUD 217,069 (132)
Coffee 'C' 9 9/2026 USD 1,000,519 173,930
Copper 1 9/2026 USD 156,350 5,003
Corn 6 9/2026 USD 125,025 (1,339)
DJIA CBOT Micro E-mini Index 11 9/2026 USD 289,685 3,636
Euro STOXX 50 Index 2 9/2026 EUR 145,247 1,166
Euro-Bund 1 9/2026 EUR 145,316 (322)
FTSE 100 Index 10 9/2026 GBP 1,398,277 3,655
FTSE/JSE Top 40 Index 2 9/2026 ZAR 125,291 (2,858)
FTSE/MIB Index 5 9/2026 EUR 296,390 (2,246)
KC HRW Wheat 1 9/2026 USD 31,263 254
LME Aluminum Base Metal 12 9/2026 USD 925,935 (137,437)
LME Copper Base Metal 4 9/2026 USD 1,338,045 (33,000)
LME Lead Base Metal 2 9/2026 USD 93,361 (7,788)
LME Nickel Base Metal 3 9/2026 USD 292,608 (47,048)
LME Zinc Base Metal 8 9/2026 USD 713,684 3,500
MSCI EAFE Index 3 9/2026 USD 471,795 (1,147)
MSCI Emerging Markets Index 4 9/2026 USD 351,460 (3,247)
NASDAQ 100 Micro E-Mini Index 5 9/2026 USD 305,235 6,178
Nikkei 225 Index 14 9/2026 JPY 604,361 38,632
Robusta Coffee 1 9/2026 USD 36,580 4,178
Russell 2000 Micro E-Mini Index 13 9/2026 USD 197,964 1,226
S&P 500 E-Mini Index 142 9/2026 USD 53,592,575 417,478
S&P 500 Micro E-Mini Index 9 9/2026 USD 339,671 (94)
S&P Midcap 400 E-Mini Index 1 9/2026 USD 388,500 8,136
S&P/TSX 60 Index 4 9/2026 CAD 1,159,570 353
Silver 2 9/2026 USD 599,220 (30,652)
Sugar No. 11 1 9/2026 USD 16,598 (53)
TOPIX Mini Index 35 9/2026 JPY 861,681 12,574
Wheat 5 9/2026 USD 147,312 (5,030)
Soybean 18 11/2026 USD 1,029,375 1,254
90-Day Australian Bank Bill 18 12/2026 AUD 12,324,035 520

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Soybean Meal 3 12/2026 USD $ 90,930 $ (546)
Soybean Oil 13 12/2026 USD 509,730 (30,743)
3 Month CORRA 5 3/2027 CAD 859,510 (143)
3 Month SARON 1 3/2027 CHF 309,360 (34)
90-Day Australian Bank Bill 13 3/2027 AUD 8,901,343 153
3 Month CORRA 2 6/2027 CAD 343,275 (39)
3 Month SARON 1 9/2027 CHF 309,050 (30)
90-Day Australian Bank Bill 6 9/2027 AUD 4,109,615 126
3 Month Euro Euribor 2 9/2028 EUR 556,760 679
3 Month SONIA 1 12/2028 GBP 318,497 572
Total of long contracts 94,514
Short Contracts
EURO STOXX 50 Volatility Index (2) 7/2026 EUR (4,022) 434
IBEX 35 Index (1) 7/2026 EUR (22,163) 14
CBOE Volatility Index (1) 8/2026 USD (18,949) 858
EURO STOXX 50 Volatility Index (1) 8/2026 EUR (2,165) 86
SGX IODEX Iron Ore (2) 8/2026 USD (19,796) (272)
Canada 10 Year Bond (5) 9/2026 CAD (426,829) (4,608)
CBOE Volatility Index (2) 9/2026 USD (39,412) 790
Cocoa (2) 9/2026 USD (101,560) (24,628)
Cocoa (3) 9/2026 GBP (151,892) (36,309)
Crude Palm Oil (1) 9/2026 MYR (27,872) 96
DAX Index (1) 9/2026 EUR (143,602) (1,678)
Euro-Bobl (2) 9/2026 EUR (263,552) (751)
Euro-BTP (3) 9/2026 EUR (409,108) (4,294)
Euro-Buxl (5) 9/2026 EUR (632,886) (11,570)
Euro-OAT (6) 9/2026 EUR (821,438) (5,302)
Euro-Schatz (32) 9/2026 EUR (3,874,054) (5,665)
Japan 10 Year Bond (2) 9/2026 JPY (1,569,175) (2,372)
LME Aluminum Base Metal (5) 9/2026 USD (385,806) 17,689
LME Copper Base Metal (2) 9/2026 USD (669,023) 3,968
LME Lead Base Metal (2) 9/2026 USD (93,361) 7,372
LME Nickel Base Metal (5) 9/2026 USD (487,681) 43,580
LME Zinc Base Metal (3) 9/2026 USD (267,632) (1,527)
Milling Wheat No. 2 (1) 9/2026 EUR (11,540) 14
Red Wheat (2) 9/2026 USD (60,650) 1,962
SPI 200 Index (2) 9/2026 AUD (303,803) 4,157
U.S. Treasury 10 Year Note (9) 9/2026 USD (988,031) (5,685)
U.S. Treasury 2 Year Note (38) 9/2026 USD (7,831,562) 4,626
U.S. Treasury 5 Year Note (22) 9/2026 USD (2,353,484) (1,281)
U.S. Treasury Long Bond (8) 9/2026 USD (904,750) (13,811)
U.S. Treasury Ultra Bond (5) 9/2026 USD (578,125) (8,658)
CBOE Volatility Index (1) 10/2026 USD (20,436) 593
CBOE Volatility Index (1) 11/2026 USD (20,677) 103
3 Month Euro Euribor (13) 12/2026 EUR (3,618,014) (2,591)
90-Day New Zealand Bill (3) 12/2026 NZD (1,690,677) (722)
Cotton No. 2 (6) 12/2026 USD (230,400) 166
3 Month Euro Euribor (12) 3/2027 EUR (3,338,334) (5,398)
3 Month SOFR (19) 3/2027 USD (4,557,863) 11,229
3 Month SONIA (5) 3/2027 GBP (1,591,989) (3,179)
90-Day New Zealand Bill (2) 3/2027 NZD (1,126,539) (1,152)
3 Month Euro Euribor (12) 6/2027 EUR (3,338,334) (5,521)
3 Month SOFR (18) 6/2027 USD (4,315,950) 12,597
3 Month SONIA (5) 6/2027 GBP (1,590,994) (4,870)
90-Day Australian Bank Bill (5) 6/2027 AUD (3,424,094) (332)
90-Day New Zealand Bill (3) 6/2027 NZD (1,689,313) (705)
3 Month CORRA (19) 9/2027 CAD (3,257,095) (3,534)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month Euro Euribor (7) 9/2027 EUR $ (1,947,862) $ (3,991)
3 Month SOFR (15) 9/2027 USD (3,597,937) 9,616
3 Month SONIA (3) 9/2027 GBP (954,547) (3,196)
3 Month CORRA (10) 12/2027 CAD (1,713,027) (1,938)
3 Month Euro Euribor (4) 12/2027 EUR (1,113,464) (1,769)
3 Month SOFR (11) 12/2027 USD (2,640,275) 10,105
3 Month SONIA (3) 12/2027 GBP (954,945) (2,483)
3 Month Euro Euribor (4) 3/2028 EUR (1,113,692) (2,043)
3 Month SOFR (12) 3/2028 USD (2,882,700) 9,087
3 Month SONIA (1) 3/2028 GBP (318,447) (316)
3 Month Euro Euribor (3) 6/2028 EUR (835,226) (1,251)
3 Month SOFR (12) 6/2028 USD (2,884,500) 5,968
3 Month SONIA (1) 6/2028 GBP (318,530) (266)
3 Month SOFR (12) 9/2028 USD (2,885,550) (624)
3 Month SONIA (1) 9/2028 GBP (318,530) (623)
Total of short contracts (29,805)
Net unrealized appreciation $ 64,709
Forward foreign currency exchange contracts outstanding as of June 30, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CHF 773,500 USD 964,672 CITI 9/16/2026 $ 864
CHF 773,500 USD 964,670 JPMC 9/16/2026 866
CNY 13,795 USD 2,041 CITI
**
9/16/2026 1
CNY 13,795 USD 2,041 JPMC
**
9/16/2026 1
COP 900,000,000 USD 237,965 CITI
**
9/16/2026 20,554
COP 900,000,000 USD 237,964 JPMC
**
9/16/2026 20,554
EUR 722,000 USD 827,603 CITI 9/16/2026 34
EUR 722,001 USD 827,602 JPMC 9/16/2026 35
GBP 242,000 USD 319,528 CITI 9/16/2026 1,472
GBP 242,000 USD 319,528 JPMC 9/16/2026 1,472
HUF 13,125,000 USD 41,946 CITI 9/16/2026 87
HUF 13,125,000 USD 41,941 JPMC 9/16/2026 91
INR 25,000,000 USD 262,186 CITI
**
9/16/2026 334
INR 25,000,000 USD 262,185 JPMC
**
9/16/2026 335
KRW 50,000,000 USD 32,344 CITI
**
9/16/2026 16
KRW 50,000,000 USD 32,344 JPMC
**
9/16/2026 16
PEN 479,000 USD 139,271 CITI
**
9/16/2026 427
PEN 479,000 USD 139,271 JPMC
**
9/16/2026 427
TWD 4,505,000 USD 140,911 CITI
**
9/16/2026 133
TWD 4,505,000 USD 140,911 JPMC
**
9/16/2026 133
USD 2,884,148 AUD 4,096,605 CITI 9/16/2026 51,798
USD 2,830,705 AUD 4,021,395 JPMC 9/16/2026 50,356
USD 90,818 BRL 468,500 CITI
**
9/16/2026 1,732
USD 90,818 BRL 468,500 JPMC
**
9/16/2026 1,732
USD 962,136 CAD 1,343,500 CITI 9/16/2026 11,557
USD 962,138 CAD 1,343,500 JPMC 9/16/2026 11,558
USD 381,370 CHF 298,000 CITI 9/16/2026 9,386
USD 381,373 CHF 298,002 JPMC 9/16/2026 9,387
USD 123,819 CNY 835,500 CITI
**
9/16/2026 109
USD 123,819 CNY 835,500 JPMC
**
9/16/2026 109
USD 165,919 CZK 3,496,814 CITI 9/16/2026 1,187

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 166,216 CZK 3,503,186 JPMC 9/16/2026 $ 1,185
USD 1,022,620 EUR 871,739 CITI 9/16/2026 23,336
USD 1,022,620 EUR 871,740 JPMC 9/16/2026 23,335
USD 2,045,455 GBP 1,526,500 CITI 9/16/2026 20,635
USD 2,045,459 GBP 1,526,500 JPMC 9/16/2026 20,639
USD 16,057 HUF 5,000,000 CITI 9/16/2026 45
USD 16,057 HUF 5,000,000 JPMC 9/16/2026 45
USD 111,983 IDR 2,000,000,000 CITI
**
9/16/2026 987
USD 111,983 IDR 2,000,000,000 JPMC
**
9/16/2026 987
USD 431,065 ILS 1,241,000 CITI 9/16/2026 13,220
USD 431,159 ILS 1,241,000 JPMC 9/16/2026 13,313
USD 3,359,753 JPY 528,520,834 CITI 9/16/2026 88,800
USD 3,359,760 JPY 528,520,834 JPMC 9/16/2026 88,807
USD 1,992,928 NOK 19,000,000 CITI 9/16/2026 75,527
USD 1,992,932 NOK 19,000,000 JPMC 9/16/2026 75,531
USD 1,700,681 NZD 2,921,500 CITI 9/16/2026 37,083
USD 1,700,685 NZD 2,921,500 JPMC 9/16/2026 37,086
USD 625,295 PLN 2,344,500 CITI 9/16/2026 2,087
USD 625,296 PLN 2,344,500 JPMC 9/16/2026 2,088
USD 1,820,096 SEK 17,000,000 CITI 9/16/2026 59,262
USD 1,820,467 SEK 17,000,000 JPMC 9/16/2026 59,633
USD 1,579,083 SGD 2,001,896 CITI 9/16/2026 23,233
USD 1,579,123 SGD 2,001,898 JPMC 9/16/2026 23,271
USD 447,041 THB 14,500,000 CITI 9/16/2026 7,748
USD 447,024 THB 14,500,000 JPMC 9/16/2026 7,732
USD 60,900 ZAR 1,000,000 CITI 9/16/2026 235
USD 60,900 ZAR 1,000,000 JPMC 9/16/2026 235
ZAR 3,500,000 USD 210,617 CITI 9/16/2026 1,713
ZAR 3,500,000 USD 210,616 JPMC 9/16/2026 1,714
USD 199,877 MXN 3,500,000 CITI 9/17/2026 1,026
USD 199,877 MXN 3,500,000 JPMC 9/17/2026 1,027
Total unrealized appreciation 908,328
AUD 1,949,354 USD 1,390,408 CITI 9/16/2026 (42,645)
AUD 1,874,144 USD 1,337,338 JPMC 9/16/2026 (41,577)
BRL 308,500 USD 59,886 CITI
**
9/16/2026 (1,224)
BRL 308,500 USD 59,886 JPMC
**
9/16/2026 (1,224)
CAD 2,630,792 USD 1,915,759 CITI 9/16/2026 (54,371)
CAD 2,630,792 USD 1,915,756 JPMC 9/16/2026 (54,366)
CHF 955,000 USD 1,224,900 CITI 9/16/2026 (32,802)
CHF 955,002 USD 1,224,901 JPMC 9/16/2026 (32,800)
CLP 35,000,000 USD 38,805 CITI
**
9/16/2026 (803)
CLP 35,000,000 USD 38,805 JPMC
**
9/16/2026 (803)
CNY 1,034,091 USD 153,706 CITI
**
9/16/2026 (591)
CNY 1,034,091 USD 153,711 JPMC
**
9/16/2026 (596)
CZK 996,814 USD 47,694 CITI 9/16/2026 (734)
CZK 1,003,186 USD 48,000 JPMC 9/16/2026 (740)
DKK 375,000 USD 58,747 CITI 9/16/2026 (1,185)
DKK 375,000 USD 58,747 JPMC 9/16/2026 (1,185)
EUR 3,439,500 USD 3,997,839 CITI 9/16/2026 (55,102)
EUR 3,439,501 USD 3,997,832 JPMC 9/16/2026 (55,094)
GBP 558,530 USD 748,186 CITI 9/16/2026 (7,326)
GBP 558,530 USD 748,184 JPMC 9/16/2026 (7,323)
HUF 21,875,000 USD 70,627 CITI 9/16/2026 (573)
HUF 21,875,000 USD 70,627 JPMC 9/16/2026 (573)
INR 10,000,000 USD 105,288 CITI
**
9/16/2026 (280)
INR 10,000,000 USD 105,288 JPMC
**
9/16/2026 (280)
JPY 735,000,000 USD 4,613,228 CITI 9/16/2026 (64,400)
JPY 735,000,000 USD 4,613,219 JPMC 9/16/2026 (64,391)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR CVX FUSION FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
KRW 800,000,000 USD 531,985 CITI
**
9/16/2026 $ (14,230)
KRW 800,000,000 USD 531,984 JPMC
**
9/16/2026 (14,228)
NOK 5,000,000 USD 536,699 CITI 9/16/2026 (32,119)
NOK 5,000,000 USD 536,752 JPMC 9/16/2026 (32,171)
PHP 5,000,000 USD 81,222 CITI
**
9/16/2026 (134)
PHP 5,000,000 USD 81,222 JPMC
**
9/16/2026 (134)
PLN 864,500 USD 236,898 CITI 9/16/2026 (7,099)
PLN 864,500 USD 236,898 JPMC 9/16/2026 (7,099)
SGD 288,499 USD 227,411 CITI 9/16/2026 (3,193)
SGD 288,501 USD 227,412 JPMC 9/16/2026 (3,192)
TWD 25,495,000 USD 804,640 CITI
**
9/16/2026 (6,436)
TWD 25,495,000 USD 804,638 JPMC
**
9/16/2026 (6,434)
USD 179,480 AUD 261,000 CITI 9/16/2026 (972)
USD 179,481 AUD 261,000 JPMC 9/16/2026 (972)
USD 594,765 CAD 842,000 CITI 9/16/2026 (983)
USD 594,766 CAD 842,000 JPMC 9/16/2026 (982)
USD 184,147 CHF 148,000 CITI 9/16/2026 (597)
USD 184,147 CHF 148,000 JPMC 9/16/2026 (597)
USD 137,998 CNY 933,500 CITI
**
9/16/2026 (222)
USD 137,998 CNY 933,500 JPMC
**
9/16/2026 (222)
USD 14,279 COP 50,000,000 CITI
**
9/16/2026 (83)
USD 14,280 COP 50,000,000 JPMC
**
9/16/2026 (83)
USD 258,347 CZK 5,500,000 CITI 9/16/2026 (754)
USD 258,348 CZK 5,500,000 JPMC 9/16/2026 (754)
USD 168,158 EUR 147,500 CITI 9/16/2026 (923)
USD 168,158 EUR 147,500 JPMC 9/16/2026 (923)
USD 1,379,638 GBP 1,044,000 CITI 9/16/2026 (5,171)
USD 1,379,641 GBP 1,044,000 JPMC 9/16/2026 (5,169)
USD 110,629 ILS 330,500 CITI 9/16/2026 (650)
USD 110,630 ILS 330,500 JPMC 9/16/2026 (650)
USD 1,490,214 INR 145,000,000 CITI
**
9/16/2026 (32,400)
USD 1,490,217 INR 145,000,000 JPMC
**
9/16/2026 (32,397)
USD 451,790 NOK 4,500,000 CITI 9/16/2026 (2,331)
USD 451,791 NOK 4,500,000 JPMC 9/16/2026 (2,330)
USD 182,824 NZD 323,000 CITI 9/16/2026 (1,103)
USD 182,824 NZD 323,000 JPMC 9/16/2026 (1,103)
USD 322,180 PHP 20,000,000 CITI
**
9/16/2026 (2,170)
USD 322,181 PHP 20,000,000 JPMC
**
9/16/2026 (2,170)
USD 265,730 PLN 1,003,000 CITI 9/16/2026 (884)
USD 265,731 PLN 1,003,000 JPMC 9/16/2026 (884)
USD 257,850 SEK 2,500,000 CITI 9/16/2026 (1,096)
USD 257,851 SEK 2,500,000 JPMC 9/16/2026 (1,095)
USD 135,175 THB 4,500,000 CITI 9/16/2026 (1,157)
USD 135,175 THB 4,500,000 JPMC 9/16/2026 (1,157)
USD 509,413 ZAR 8,500,000 CITI 9/16/2026 (6,245)
USD 509,401 ZAR 8,500,000 JPMC 9/16/2026 (6,258)
ZAR 4,000,000 USD 245,214 CITI 9/16/2026 (2,551)
ZAR 4,000,000 USD 245,213 JPMC 9/16/2026 (2,550)
MXN 750,000 USD 43,005 CITI 9/17/2026 (395)
MXN 750,000 USD 43,005 JPMC 9/17/2026 (395)
Total unrealized depreciation (770,835)
Net unrealized appreciation $ 137,493
** Non-deliverable forward foreign currency exchange contracts.

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR CVX FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

Collateral pledged to (received from) each counterparty at June 30, 2026 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
CITG
Cash $ – $ 284,644 $ 284,644
CITI
Cash (110,066) – (110,066)
Investment Companies 233,245 – 233,245
GSCO
Cash – 385,821 385,821
JPMC
Investment Companies 23,007 – 23,007
JPMS
Cash – 737,106 737,106
MSCL
Cash – 4,299,440 4,299,440
MSCS
Investment Companies 61,918 – 61,918
Collateral pledged to (received from) each counterparty for the Subsidiary (See Note 2) at June 30, 2026 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 1,113,641 $ 1,113,641
JPPC
Cash – 338,453 338,453

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 116.0%
COMMON STOCKS - 10.3%
Communication Services - 2 .9%
Entertainment - 1 .4%
Roku, Inc., Class A (1)*(a)(b) 278,613 38,487,600
Interactive Media & Services - 1 .5%
Alphabet, Inc., Class C (1) 109,800 38,795,634
Wireless Telecommunication Services - 0 .0% †
Kyivstar Group Ltd. *(c) 14,558 235,403
Total Communication Services 77,518,637
Consumer Discretionary - 0 .5%
Textiles, Apparel & Luxury Goods - 0 .5%
Skechers USA, Inc., Class A (3)* 542,493 12,032,495
Consumer Staples - 0 .0% †
Food Products - 0 .0% †
CN Healthy Food Tech Group Corp.
(3)* 12,638 69,635
Financials - 2 .1%
Banks - 0 .6%
Stellar Bancorp, Inc. (1)(a)
212,335 8,349,012
Webster Financial Corp. (1)(a)(b)
109,256 8,349,344
16,698,356
Capital Markets - 1 .3%
Abony Acquisition Corp. I, Class B
(acquired 2/19/2026, Cost $235)
(3)*(d)(e) 78,336 235
Activate Energy Acquisition Corp.,
Class B (acquired 12/4/2025, Cost
$216) (3)*(d)(e) 71,880 216
Aldabra 4 Liquidity Opportunity
Vehicle, Inc., Class B (Germany)
(acquired 1/22/2026, Cost $222)
(3)*(d)(e) 74,140 222
American Drive Acquisition Co.,
Class B (acquired 12/18/2025, Cost
$151,380) (3)*(d)(e) 87,000 151,380
Andretti Acquisition Corp. II, Class
B (acquired 9/6/2024, Cost $309)
(3)*(d)(e) 77,278 309
Art Technology Acquisition Corp.,
Class B (acquired 1/6/2026, Cost
$306) (3)*(d)(e) 30,630 306
Axiom Intelligence Acquisition Corp.
1, Class B (acquired 6/18/2025,
Cost $257) (3)*(d)(e) 64,144 257
Bitcoin Infrastructure Acquisition
Corp. Ltd., Class B (acquired
12/2/2025, Cost $241) (3)*(d)(e) 80,271 241
Bluerock Acquisition Corp., Class B
(acquired 12/11/2025, Cost $180)
(3)*(d)(e) 60,080 180
byNordic Acquisition Corp., Class A
(Sweden) *(e) 40,443 509,582
Cantor Equity Partners VII, Inc.,
Class A (1)*(e) 354,640 3,578,318
INVESTMENTS SHARES VALUE ($)
Capital Markets - 1.3% (continued)
Churchill Capital Corp. IX (1)*(e)
484,340 5,274,463
CO2 Energy Transition Corp. (1)*(e)
127,667 1,348,163
Cohen Circle Acquisition Corp. II,
Class B (acquired 7/1/2025, Cost
$398) (3)*(d)(e) 39,810 398
Columbus Circle Capital Corp. II,
Class B (acquired 2/11/2026, Cost
$108) (3)*(d)(e) 36,079 108
Crane Harbor Acquisition Corp. II,
Class B (acquired 12/16/2025, Cost
$378) (3)*(d)(e) 75,600 378
CSLM Digital Asset Acquisition
Corp. III Ltd., Class B (acquired
8/27/2025, Cost $165) (3)*(d)(e) 54,870 165
DigitalBridge Group, Inc. (1)(a)
213,019 3,361,440
EGH Acquisition Corp., Class B
(acquired 5/9/2025, Cost $202)
(3)*(d)(e) 67,296 202
Fact II Acquisition Corp., Class A
(acquired 11/27/2024, Cost $149)
(3)*(d)(e) 14,906 149
Fact II Acquisition Corp., Class B
(acquired 11/27/2024, Cost $191)
(3)*(d)(e) 51,558 191
FG Merger II Corp. *(e)
141,845 1,469,514
FutureCorp Space Acquisition 1,
Class B (acquired 6/5/2026, Cost
$569) (3)*(d)(e) 142,308 569
Gesher Acquisition Corp. II, Class
B (acquired 3/21/2025, Cost $417)
(3)*(d)(e) 92,583 417
GigCapital8 Corp., Class B
(acquired 10/6/2025, Cost $2,634)
(3)*(d)(e) 113,287 2,634
GigCapital9 Corp., Class B
(acquired 1/27/2026, Cost $3,540)
(3)*(d)(e) 152,224 3,540
GSR IV Acquisition Corp., Class
B (acquired 9/4/2025, Cost $93)
(3)*(d)(e) 92,407 93
GSR V Acquisition Corp., Class B
(acquired 5/15/2026, Cost $110)
(3)*(d)(e) 125,960 110
Hadron Energy, Inc. *(c)
68,416 138,884
HCM III Acquisition Corp., Class
B (acquired 8/1/2025, Cost $31)
(3)*(d)(e) 10,459 31
HCM IV Acquisition Corp., Class B
(acquired 2/12/2026, Cost $196)
(3)*(d)(e) 65,277 196
Hennessy Capital Investment Corp.
VII, Class B (acquired 1/17/2025,
Cost $131) (3)*(d)(e) 65,300 131
Hennessy Capital Investment Corp.
VIII, Class B (acquired 2/5/2026,
Cost $326) (3)*(d)(e) 108,795 326
Inception Growth Acquisition Ltd.
*(e) 26,400 324,984

Schedule of Investments
June 30, 2026 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 1.3% (continued)
Inception Growth Acquisition Ltd.,
Class B (acquired 4/26/2023, Cost
$–) *(d)(e) 33,755 37
Indigo Acquisition Corp., Class B
(acquired 7/1/2025, Cost $233)
(3)*(d)(e) 46,585 233
InterPrivate Investment Partners V,
Inc., Class B (acquired 6/4/2026,
Cost $262) (3)*(d)(e) 87,180 262
Iris Acquisition Corp. II, Class B
(acquired 2/3/2026, Cost $198)
(3)*(d)(e) 49,392 198
Kochav Defense Acquisition Corp.,
Class B (acquired 5/28/2025, Cost
$375) (3)*(d)(e) 125,127 375
LaFayette Acquisition Corp., Class
B (acquired 10/24/2025, Cost $244)
(3)*(d)(e) 48,755 244
Launch One Acquisition Corp., Class
B (acquired 7/11/2024, Cost $236)
(3)*(d)(e) 59,069 236
Launch Two Acquisition Corp., Class
B (acquired 10/21/2024, Cost $261)
(3)*(d)(e) 65,200 261
Launchpad Cadenza Acquisition
Corp. I, Class B (acquired
12/18/2025, Cost $290) (3)*(d)(e) 72,606 290
Leapfrog Acquisition Corp., Class
B (acquired 12/4/2025, Cost $361)
(3)*(d)(e) 72,280 361
Lightwave Acquisition Corp., Class
B (acquired 6/25/2025, Cost $309)
(3)*(d)(e) 77,130 309
M3-Brigade Acquisition V Corp.,
Class A (1)*(e) 688,438 7,455,784
M3-Brigade Acquisition VI Corp.,
Class B (acquired 8/27/2025, Cost
$68) (3)*(d)(e) 22,579 68
Mayflower Acquisition Ltd. (United
Kingdom) *(e) 910,000 8,372,000
McKinley Acquisition Corp., Class
B (acquired 8/12/2025, Cost $82)
(3)*(d)(e) 65,705 82
New America Acquisition I Corp.,
Class A (1)*(e) 36,044 365,847
New Providence Acquisition Corp.
III, Class B (acquired 4/24/2025,
Cost $192) (3)*(d)(e) 63,992 192
Newbury Street II Acquisition Corp.,
Class B (acquired 11/1/2024, Cost
$346) (3)*(d)(e) 86,566 346
NewHold Investment Corp. III, Class
B (acquired 2/28/2025, Cost $338)
(3)*(d)(e) 91,354 338
NewHold Investment Corp. IV, Class
B (acquired 4/15/2026, Cost $325)
(3)*(d)(e) 81,336 325
Plum Acquisition Corp. IV, Class A
(acquired 1/15/2025, Cost $157)
(3)*(d)(e) 15,672 157
INVESTMENTS SHARES VALUE ($)
Capital Markets - 1.3% (continued)
Plum Acquisition Corp. IV, Class B
(acquired 1/15/2025, Cost $188)
(3)*(d)(e) 62,688 188
Procap Financial, Inc. *(c)
48,800 75,152
Quetta Acquisition Corp. (1)*(e)
72,851 832,687
Range Capital Acquisition Corp. II,
Class B (acquired 10/3/2025, Cost
$269) (3)*(d)(e) 89,808 269
Silicon Valley Acquisition Corp.,
Class B (acquired 12/23/2025, Cost
$90,090) (3)*(d)(e) 72,072 90,090
SilverBox Corp. IV, Class B
(acquired 8/16/2024, Cost $273)
(3)*(d)(e) 68,292 273
Stellar V Capital Corp., Class B
(acquired 1/30/2025, Cost $322)
(3)*(d)(e) 78,550 322
Tailwind 2.0 Acquisition Corp., Class
B (acquired 11/7/2025, Cost $381)
(3)*(d)(e) 95,248 381
Texas Ventures Acquisition IV Corp.,
Class B (acquired 6/18/2026, Cost
$276) (3)*(d)(e) 91,868 276
Translational Development
Acquisition Corp., Class B (acquired
12/23/2024, Cost $242) (3)*(d)(e) 60,623 242
Veraxa Biotech Holding AG, Class
B *(c) 74,993 140,987
Wen Acquisition Corp., Class B
(acquired 5/16/2025, Cost $143)
(3)*(d)(e) 35,744 143
33,507,287
Mortgage Real Estate Investment Trusts (REITs) - 0 .2%
Two Harbors Investment Corp. (1)(a) 490,079 6,081,880
Total Financials 56,287,523
Health Care - 0 .5%
Health Care Providers & Services - 0 .5%
Select Medical Holdings Corp. (1) 803,842 13,271,431
Industrials - 0 .0% †
Construction & Engineering - 0 .0% †
Terrestrial Energy, Inc. *(c) 59,069 418,208
Electrical Equipment - 0 .0% †
Terra Innovatum Global NV *(c) 49,791 244,972
Total Industrials 663,180
Information Technology - 2 .2%
Semiconductors & Semiconductor Equipment - 1 .9%
Qorvo, Inc. (1)*(a) 545,136 50,844,835
Software - 0 .3%
Clearwater Analytics Holdings, Inc.,
Class A * 1,033,148 6,364,192

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Technology Hardware, Storage & Peripherals - 0 .0% †
Xanadu Quantum Technologies Ltd.
*(c) 53,032 642,217
Total Information Technology 57,851,244
Materials - 2 .1%
Chemicals - 0 .3%
Axalta Coating Systems Ltd. (1)*(a) 217,922 7,457,291
Metals & Mining - 1 .8%
Namib Minerals (acquired
10/2/2024, Cost $–) *(d) 18,593 34,955
Orla Mining Ltd. (Canada) (1)(a)
518,024 5,071,455
Teck Resources Ltd., Class B
(Canada) (1)(a) 719,786 42,798,475
47,904,885
Total Materials 55,362,176
Real Estate - 0 .0% †
Retail REITs - 0 .0% †
Tanger, Inc., REIT (1) 86 3,395
TOTAL COMMON STOCKS
(Cost $250,861,860) 273,059,716
CLOSED-END FUNDS - 0 .0% †
Financials - 0 .0% †
Core Pacific Pioneer Mutual
(Cost $–)* 18,246 3,487
PRINCIPAL
AMOUNT
CORPORATE BONDS - 2.6%
Communication Services - 0 .1%
Diversified Telecommunication Services - 0 .1%
Core Scientific Finance I LLC
7.75%, 5/15/2031 (a)(f) $ 1,700,000 1,723,895
Media - 0 .0% †
Advantage Sales & Marketing, Inc.
9.00%, 11/15/2030 (f) 1,680,000 1,497,300
Total Communication Services 3,221,195
Consumer Discretionary - 0 .3%
Automobile Components - 0 .1%
Garrett Motion Holdings, Inc.
7.75%, 5/31/2032 (a)(f) 1,760,000 1,847,981
Icahn Enterprises LP
4.38%, 2/1/2029 (a) 1,800,000 1,537,367
3,385,348
Household Durables - 0 .1%
Dream Finders Homes, Inc.
6.88%, 9/15/2030 (a)(f) 1,760,000 1,746,918
Specialty Retail - 0 .1%
Arko Corp.
5.13%, 11/15/2029 (a)(f) 1,810,000 1,674,248
Total Consumer Discretionary 6,806,514
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Consumer Staples - 0 .0% †
Personal Care Products - 0 .0% †
Prestige Brands, Inc.
6.25%, 7/15/2034 (f) $ 407,000 407,000
Energy - 0 .1%
Energy Equipment & Services - 0 .1%
Nabors Industries, Inc.
9.13%, 1/31/2030 (a)(f) 1,810,000 1,891,593
Oil, Gas & Consumable Fuels - 0 .0% †
Black Elk Energy Escrow
13.75%, 12/1/2015 (3)(g) 2,833,436 123,255
SM Energy Co.
6.63%, 4/15/2034 (a)(f) 1,690,000 1,663,506
1,786,761
Total Energy 3,678,354
Financials - 0 .5%
Capital Markets - 0 .1%
Aretec Group, Inc.
10.00%, 8/15/2030 (a)(f) 1,700,000 1,790,666
Consumer Finance - 0 .3%
Global Aircraft Leasing Co. Ltd. (Cayman Islands)
8.75%, 9/1/2027 (f) 9,000,000 9,147,123
Mortgage Real Estate Investment Trusts (REITs) - 0 .1%
Blackstone Mortgage Trust, Inc.
3.75%, 1/15/2027 (f) 2,435,000 2,408,519
Total Financials 13,346,308
Health Care - 0 .3%
Pharmaceuticals - 0 .3%
HLF Financing Sarl LLC
7.75%, 5/1/2033 (f) 1,710,000 1,733,162
Organon & Co.
5.13%, 4/30/2031 (f) 7,544,000 7,463,624
Total Health Care 9,196,786
Industrials - 0 .1%
Ground Transportation - 0 .0% †
Hertz Corp. (The)
4.63%, 12/1/2026 (f) 780,000 707,006
Professional Services - 0 .1%
TriNet Group, Inc.
3.50%, 3/1/2029 (a)(f) 1,810,000 1,704,141
Total Industrials 2,411,147
Information Technology - 0 .5%
Communications Equipment - 0 .2%
Viasat, Inc.
5.63%, 4/15/2027 (a)(f) 3,770,000 3,766,287
IT Services - 0 .2%
Cogent Communications Group LLC
7.00%, 6/15/2027 (a)(f) 4,590,000 4,554,950
Unisys Corp.
10.63%, 1/15/2031 (a)(f) 1,760,000 1,653,634
6,208,584

Schedule of Investments
June 30, 2026 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Semiconductors & Semiconductor Equipment - 0 .1%
Wolfspeed, Inc.
+ 0.00%), 15.87%, 6/23/2030
(f)(h)(i) $ 1,820,000 2,008,612
Total Information Technology 11,983,483
Materials - 0 .7%
Chemicals - 0 .3%
Chemours Co. (The)
5.75%, 11/15/2028 (f) 1,670,000 1,668,650
7.88%, 3/15/2034 (a)(f) 1,650,000 1,658,044
HB Fuller Co.
4.00%, 2/15/2027 2,860,000 2,831,804
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026 1,555,000 1,551,924
7,710,422
Metals & Mining - 0 .4%
IAMGOLD Corp. (Burkina Faso)
5.75%, 10/15/2028 (f) 1,680,000 1,674,791
United States Steel Corp.
6.88%, 3/1/2029 9,408,000 9,416,759
11,091,550
Total Materials 18,801,972
Utilities - 0 .0% †
Independent Power and Renewable Electricity Producers - 0 .0% †
Aegean Marine Petroleum Network, Inc. Escrow
0.00%, 12/15/2022 (3)(g) 2,375,000 2,375
TOTAL CORPORATE BONDS
(Cost $70,812,014) 69,855,134
CONVERTIBLE BONDS - 29.1%
Communication Services - 2 .3%
Diversified Telecommunication Services - 1 .5%
AST SpaceMobile, Inc.
2.00%, 1/15/2036 (a)(f) 142,000 165,430
2.25%, 4/15/2036 (a)(f) 34,350,000 36,857,550
Bandwidth, Inc.
0.00%, 7/1/2032 (a)(f) 1,583,000 1,811,743
38,834,723
Interactive Media & Services - 0 .8%
Baidu, Inc. (China)
0.00%, 3/12/2032 (a)(j) 5,400,000 4,787,100
Trump Media & Technology Group Corp.
0.00%, 5/29/2028 (f) 8,500,000 8,066,488
Weibo Corp. (China)
1.38%, 12/1/2030 (a) 8,649,000 8,652,276
21,505,864
Total Communication Services 60,340,587
Consumer Discretionary - 8 .3%
Automobiles - 1 .0%
NIO, Inc. (China)
4.63%, 10/15/2030 (a) 8,602,000 8,609,742
Nissan Motor Co. Ltd. (Japan)
1.00%, 7/15/2031 (a)(j) JPY 2,930,000,000 18,966,296
27,576,038
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Broadline Retail - 3 .1%
Alibaba Group Holding Ltd. (China)
0.50%, 6/1/2031 (a) $ 15,125,000 17,839,938
0.00%, 7/9/2032 (a)(j) HKD 85,000,000 9,656,566
0.00%, 9/15/2032 (a)(j) $ 25,300,000 22,453,750
Etsy, Inc.
1.00%, 6/15/2030 (a) 8,625,000 9,998,100
Groupon, Inc.
Series UNRS, 4.88%,
6/30/2030 (a) 9,300,000 9,147,480
JD.com, Inc. (China)
0.25%, 6/1/2029 (a) 12,800,000 12,556,800
81,652,634
Hotels, Restaurants & Leisure - 3 .5%
Cracker Barrel Old Country Store, Inc.
1.75%, 9/15/2030 (a) 9,362,000 9,546,431
DoorDash, Inc.
0.00%, 5/15/2030 (a) 40,098,000 39,496,530
MakeMyTrip Ltd. (India)
0.00%, 7/1/2030 (a) 25,275,000 22,924,425
Trip.com Group Ltd. (China)
0.75%, 6/15/2029 (a) 22,153,000 21,809,629
93,777,015
Household Durables - 0 .1%
JVCKenwood Corp. (Japan)
0.00%, 12/2/2030 (a)(j) JPY 350,000,000 2,083,705
Specialty Retail - 0 .6%
GameStop Corp.
0.00%, 6/15/2032 (a) $ 16,732,000 16,949,516
Total Consumer Discretionary 222,038,908
Consumer Staples - 0 .2%
Personal Care Products - 0 .2%
Oddity Finance LLC
0.00%, 6/15/2030 (a)(f) 7,436,000 5,301,038
Total Consumer Staples 5,301,038
Energy - 0 .8%
Oil, Gas & Consumable Fuels - 0 .8%
Centrus Energy Corp.
0.00%, 8/15/2032 (a)(f) 15,125,000 15,587,825
Peabody Energy Corp.
0.50%, 6/1/2031 (a)(f) 5,786,000 5,320,227
Total Energy 20,908,052
Financials - 3 .2%
Capital Markets - 0 .8%
Coinbase Global, Inc.
0.00%, 10/1/2032 (a)(f) 10,848,000 8,418,048
Galaxy Digital Holdings LP
0.50%, 5/1/2031 (a)(f) 10,425,000 8,874,895
Robinhood Markets, Inc.
0.00%, 10/1/2029 (a)(f) 4,651,000 4,653,660
21,946,603

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Consumer Finance - 0 .8%
Upstart Holdings, Inc.
1.00%, 11/15/2030 (a) $ 15,837,000 12,904,152
0.00%, 2/15/2032 (a)(f) 10,301,000 8,005,300
20,909,452
Financial Services - 1 .3%
Affirm Holdings, Inc.
0.75%, 12/15/2029 (a) 19,632,000 22,890,912
Global Payments, Inc.
1.50%, 3/1/2031 (a) 12,600,000 11,308,500
34,199,412
Insurance - 0 .3%
Oscar Health, Inc.
2.25%, 9/1/2030 (a)(f) 6,132,000 9,025,077
Total Financials 86,080,544
Health Care - 3 .1%
Biotechnology - 1 .3%
Cytokinetics, Inc.
1.75%, 10/1/2031 (a)(f) 6,300,000 9,434,250
Halozyme Therapeutics, Inc.
0.88%, 11/15/2032 (a)(f) 12,143,000 13,342,702
Sarepta Therapeutics, Inc.
4.88%, 9/1/2030 (a)(f) 13,359,000 11,133,332
33,910,284
Health Care Equipment & Supplies - 0 .2%
Alphatec Holdings, Inc.
0.75%, 3/15/2030 (a) 4,400,000 4,191,000
Tandem Diabetes Care, Inc.
0.00%, 3/15/2032 (a)(f) 2,225,000 1,808,463
5,999,463
Health Care Providers & Services - 1 .1%
Hims & Hers Health, Inc.
0.00%, 5/15/2030 (a)(f) 19,625,000 17,741,000
0.00%, 6/1/2032 (a)(f) 7,350,000 10,244,430
27,985,430
Life Sciences Tools & Services - 0 .4%
Tempus AI, Inc.
0.75%, 7/15/2030 (a)(f) 8,175,000 8,631,073
0.00%, 5/15/2032 (a)(f) 1,551,000 1,738,059
10,369,132
Pharmaceuticals - 0 .1%
CorMedix, Inc.
4.00%, 8/1/2030 (a)(f) 2,653,000 2,662,217
Total Health Care 80,926,526
Industrials - 2 .7%
Aerospace & Defense - 0 .4%
BWX Technologies, Inc.
0.00%, 11/1/2030 (a)(f) 9,742,000 9,975,808
Commercial Services & Supplies - 0 .1%
Park24 Co. Ltd. (Japan)
0.00%, 2/24/2028 (a)(j) JPY 480,000,000 2,999,354
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Electrical Equipment - 0 .8%
Array Technologies, Inc.
2.88%, 7/1/2031 (a) $ 6,925,000 8,627,850
Bloom Energy Corp.
0.00%, 11/15/2030 (a)(f) 4,511,000 8,248,363
Fluence Energy, Inc.
2.25%, 6/15/2030 (a) 6,204,000 7,938,180
Plug Power, Inc.
6.75%, 12/1/2033 (a)(f) 125,000 165,964
24,980,357
Ground Transportation - 1 .2%
Grab Holdings Ltd. (Singapore)
0.00%, 6/15/2030 (a)(j) 19,728,000 19,185,480
Lyft, Inc.
0.00%, 9/15/2030 (a)(f) 11,750,000 11,491,500
30,676,980
Machinery - 0 .2%
Daifuku Co. Ltd. (Japan)
Series 2028, 0.00%, 9/14/2028
(a)(j) JPY 370,000,000 4,662,690
Series 2030, 0.00%, 9/13/2030
(a)(j) 100,000,000 1,283,557
5,946,247
Total Industrials 74,578,746
Information Technology - 6 .6%
Communications Equipment - 0 .3%
Ciena Corp.
0.00%, 9/15/2031 (a)(f) $ 8,115,000 8,541,038
Electronic Equipment, Instruments & Components - 1 .3%
Ibiden Co. Ltd. (Japan)
0.00%, 3/14/2031 (a)(j) JPY 1,000,000,000 32,642,455
IT Services - 1 .1%
Akamai Technologies, Inc.
0.00%, 5/15/2032 (a)(f) $ 4,287,000 3,941,380
CoreWeave, Inc.
1.75%, 10/1/2032 (a)(f) 11,083,000 12,200,166
Wix.com Ltd. (Israel)
0.00%, 9/15/2030 (a)(f) 17,757,000 13,502,720
29,644,266
Semiconductors & Semiconductor Equipment - 0 .4%
Advantest Corp. (Japan)
0.00%, 3/28/2031 (a)(j) JPY 1,100,000,000 8,656,170
Rohm Co. Ltd. (Japan)
0.00%, 4/24/2031 (a)(j) 160,000,000 1,880,501
10,536,671
Software - 3 .0%
IREN Ltd. (Australia)
1.00%, 12/1/2033 (a)(f) $ 24,933,000 21,641,844
Nebius Group NV (Netherlands)
1.25%, 3/15/2031 (a)(f) 2,704,000 4,699,853
2.75%, 9/15/2032 (a)(f) 3,000,000 6,407,020
PAR Technology Corp.
4.00%, 3/15/2031 (a)(f) 8,816,000 10,892,168
Progress Software Corp.
3.50%, 3/1/2030 (a) 9,077,000 8,679,047

Schedule of Investments
June 30, 2026 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Software - 3.0% (continued)
Strategy, Inc.
2.25%, 6/15/2032 (a) $ 9,100,000 8,676,850
Unity Software, Inc.
0.00%, 3/15/2030 (a) 9,915,000 11,203,950
Vertex, Inc.
0.75%, 5/1/2029 (a) 7,771,000 6,923,961
79,124,693
Technology Hardware, Storage & Peripherals - 0 .5%
Super Micro Computer, Inc.
0.00%, 6/15/2030 (a) 15,467,000 13,688,223
Total Information Technology 174,177,346
Materials - 0 .6%
Metals & Mining - 0 .6%
Nippon Steel Corp. (Japan)
0.00%, 2/14/2029 (a)(j) JPY 1,400,000,000 8,640,487
0.00%, 2/14/2031 (a)(j) 1,170,000,000 7,224,577
Total Materials 15,865,064
Real Estate - 1 .3%
Industrial REITs - 0 .6%
IIP Operating Partnership LP
6.00%, 6/15/2029 (a)(f) $ 4,513,000 4,792,355
Rexford Industrial Realty LP
4.13%, 3/15/2029 (a)(f) 10,300,000 10,114,600
14,906,955
Office REITs - 0 .5%
Boston Properties LP
2.00%, 10/1/2030 (a)(f) 14,909,000 14,417,003
Residential REITs - 0 .2%
Tanger Properties LP
2.38%, 1/15/2031 (a)(f) 4,202,000 4,504,544
Retail REITs - 0 .0% †
Kimco Realty OP LLC
3.50%, 6/15/2031 (a)(f) 1,475,000 1,500,075
Total Real Estate 35,328,577
TOTAL CONVERTIBLE BONDS
(Cost $767,571,939) 775,545,388
NO. OF
RIGHTS
RIGHTS - 0.0% †
Financials - 0 .0% †
Capital Markets - 0 .0% †
Allegro Merger Corp., expiring
1/6/2027 (3)* 180,000 –
Aquaron Acquisition Corp., expiring
5/6/2027 (3)*(e) 35,605 8,545
Broad Capital Acquisition Corp.,
expiring 7/13/2026 (3)*(e) 69,739 –
Clean Energy Special Situations
Corp., expiring 6/30/2027 *(e) 40,212 34,421
CO2 Energy Transition Corp.,
expiring 7/22/2026 *(e) 127,667 22,980
FG Merger II Corp., expiring
1/30/2027 (1)*(e) 179,188 155,894
INVESTMENTS
NO. OF
RIGHTS
VALUE ($)
Capital Markets - 0.0% † (continued)
Goldenstone Acquisition Ltd.,
expiring 7/21/2026 (3)*(e) 32,200 2,686
IB Acquisition Corp., expiring
9/28/2026 (1)*(e) 43,870 5,199
Inception Growth Acquisition Ltd.,
expiring 7/13/2026 (3)*(e) 112,518 1,136
PHP Ventures Acquisition Corp.,
expiring 12/31/2026 (3)*(e) 29,400 –
Quetta Acquisition Corp., expiring
7/10/2026 (3)*(e) 1,196 837
Yotta Acquisition Corp., expiring
4/22/2027 (3)*(e) 68,693 –
Total Financials 231,698
Health Care - 0 .0%
Biotechnology - 0 .0%
Ambit Biosciences Corp., CVR (3)* 146,272 –
Tobira Therapeutics, Inc., CVR (3)* 11,880 –
Total Health Care –
TOTAL RIGHTS
(Cost $–) 231,698
NO. OF
WARRANTS
WARRANTS - 0.1%
Communication Services - 0 .0% †
Media - 0 .0%
HWH International, Inc.,
expiring 2/2/2027 (3)* 52,991 –
a
Wireless Telecommunication Services - 0 .0% †
Kyivstar Group Ltd., expiring
8/14/2030 (United Arab
Emirates) (1)* 49,832 319,423
a
Total Communication Services 319,423
Consumer Discretionary - 0 .0%
Automobiles - 0 .0%
Thunder Power Holdings, Inc.,
expiring 6/1/2029 (3)* 94,079 –
a
Distributors - 0 .0%
Polibeli Group Ltd., expiring
6/23/2030 (Indonesia) (3)* 134,606 –
a
Total Consumer Discretionary –
Consumer Staples - 0 .0% †
Food Products - 0 .0% †
CN Healthy Food Tech Group
Corp., expiring 2/16/2029 (3)* 55,001 5,005
a

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Financials - 0 .1%
Capital Markets - 0 .1%
26 Capital Acquisition Corp.,
expiring 7/30/2026 (3)*(e) 74,200 –
Aetherium Acquisition Corp.,
expiring 1/21/2028 (3)* 175,712 –
Aldabra 4 Liquidity
Opportunity Vehicle, Inc.,
expiring 1/22/2028 (acquired
1/22/2026, Cost $92,675)
(3)*(d)(e) 61,783 92,675
Allegro Merger Corp., expiring
1/6/2027 (3)* 180,000 –
AltEnergy Acquisition Corp.,
expiring 5/3/2027 (3)*(e) 61,463 7,375
Arogo Capital Acquisition
Corp., expiring 6/29/2028
(3)*(e) 96,774 10
Athena Technology Acquisition
Corp. II, expiring 7/14/2026
(3)*(e) 319,116 31,911
Bluerock Acquisition Corp.,
expiring 12/11/2027 (Ireland)
(acquired 12/11/2025, Cost
$75,100) (3)*(d)(e) 75,100 75,100
byNordic Acquisition Corp.,
expiring 7/12/2026 (3)*(e) 69,207 6,229
Canna-Global Acquisition
Corp., expiring 9/30/2026
(3)*(e) 188,580 19
Clean Energy Special
Situations Corp., expiring
6/30/2027 (3)*(e) 19,002 2
CO2 Energy Transition Corp.,
expiring 7/22/2026 (1)*(e) 127,667 18,486
Concord Acquisition Corp. II,
expiring 12/31/2026 (3)*(e) 95,464 955
Everest Consolidator
Acquisition Corp., expiring
12/31/2026 (3)*(e) 55,108 11
Focus Impact BH3 Acquisition
Co., expiring 10/7/2028 (3)*(e) 40,816 –
Four Leaf Acquisition Corp.,
expiring 6/22/2027 (3)*(e) 111,000 11
FutureCorp Space Acquisition
1, expiring 6/8/2028 (acquired
6/5/2026, Cost $177,885)
(3)*(d)(e) 177,885 177,885
FutureTech II Acquisition
Corp., expiring 7/18/2026
(3)*(e) 38,964 23
Goal Acquisitions Corp.,
expiring 7/31/2027 (3)*(e) 84,630 –
Goldenstone Acquisition Ltd.,
expiring 7/21/2026 (3)*(e) 32,200 885
HCM III Acquisition Corp.,
expiring 8/1/2027 (acquired
8/1/2025, Cost $20,918)
(3)*(d)(e) 13,945 20,918
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
HCM IV Acquisition Corp.,
expiring 2/12/2028 (acquired
2/12/2026, Cost $163,192)
(3)*(d)(e) 108,795 163,199
Inception Growth Acquisition
Ltd., expiring 7/13/2026 (3)*(e) 38,870 1,559
Integral Acquisition Corp. 1,
expiring 8/5/2026 (3)*(e) 45,553 27
InterPrivate III Financial
Partners, Inc., expiring
12/31/2027 (3)* 16,500 –
Launch One Acquisition Corp.,
expiring 7/12/2026 (acquired
7/11/2024, Cost $73,836)
(3)*(d)(e) 73,836 73,836
Launch Two Acquisition Corp.,
expiring 10/8/2026 (acquired
10/21/2024, Cost $81,500)
(3)*(d)(e) 81,500 81,500
Launchpad Cadenza
Acquisition Corp. I, expiring
12/18/2027 (acquired
12/18/2025, Cost $90,758)
(3)*(d)(e) 60,505 90,758
M3-Brigade Acquisition VI
Corp., expiring 8/27/2027
(acquired 8/27/2025, Cost
$45,158) (3)*(d)(e) 30,105 45,158
Maquia Capital Acquisition
Corp., expiring 12/31/2026 *(e) 112,819 22
Mayflower Acquisition Ltd.,
expiring 1/29/2027 (United
Kingdom) (3)*(e) 910,000 18,200
New America Acquisition I
Corp., expiring 6/4/2027 (1)*(e) 18,022 10,813
Newbury Street Acquisition
Corp., expiring 12/31/2027 (3)* 88,000 9
Papaya Growth Opportunity
Corp. I, expiring 12/19/2026
(3)*(e) 206,644 2,087
PHP Ventures Acquisition
Corp., expiring 12/31/2026
(3)*(e) 14,700 –
PMV Consumer Acquisition
Corp., expiring 8/31/2027 (3)* 112,372 45
Procap Financial, Inc., expiring
12/31/2030 * 2,711 596
Relativity Acquisition Corp.,
expiring 2/15/2027 (3)*(e) 89,748 –
Texas Ventures Acquisition
IV Corp., expiring 12/20/2027
(acquired 6/18/2026, Cost
$114,835) (3)*(d)(e) 114,835 114,835
Translational Development
Acquisition Corp., expiring
7/24/2026 (acquired
12/23/2024, Cost $75,779)
(3)*(d)(e) 75,779 75,779
Veraxa Biotech Holding AG,
expiring 6/8/2031 *(c) 93,741 10,340

Schedule of Investments
June 30, 2026 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Wen Acquisition Corp.,
expiring 5/16/2027 (acquired
5/16/2025, Cost $44,680)
(3)*(d)(e) 44,680 44,680
Yotta Acquisition Corp.,
expiring 4/22/2027 (3)*(e) 68,693 –
1,165,938
Financial Services - 0 .0% †
Marblegate Capital Corp.,
expiring 4/7/2030 * 216,163 16,212
a
Total Financials 1,182,150
Health Care - 0 .0% †
Biotechnology - 0 .0% †
Abpro Holdings, Inc., expiring
11/12/2029 (3)* 152,699 382
Alps Group, Inc., expiring
10/31/2030 (Malaysia) (3)* 45,025 113
ZyVersa Therapeutics, Inc.,
expiring 12/20/2026 (3)* 38,655 –
495
Health Care Equipment & Supplies - 0 .0% †
Profusa, Inc., expiring
7/11/2030 (3)* 21,058 128
a
Total Health Care 623
Industrials - 0 .0% †
Commercial Services & Supplies - 0 .0%
DevvStream Corp., expiring
11/7/2029 (3)* 49,375 –
a
Construction & Engineering - 0 .0% †
Terrestrial Energy, Inc.,
expiring 10/10/2029 *(c) 73,836 240,705
a
Electrical Equipment - 0 .0%
ConnectM Technology
Solutions, Inc., expiring
8/7/2029 (3)* 71,392 –
a
Industrial Conglomerates - 0 .0% †
Generation Essentials Group
(The), expiring 6/4/2030
(France) * 147,793 26,603
a
Total Industrials 267,308
Utilities - 0 .0% †
Independent Power and Renewable Electricity Producers - 0 .0% †
Alternus Clean Energy, Inc.,
expiring 12/22/2028 (3)* 84,666 9
a
TOTAL WARRANTS
(Cost $1,628,872) 1,774,518
INVESTMENTS
NO. OF
UNITS VALUE ($)
SECURITIES IN LITIGATION - 0 .0%
Health Care - 0 .0%
Health Care Equipment & Supplies - 0 .0%
DEMC Ltd., Class A (acquired
1/24/2014 - 10/29/2015, Cost
$129,686) (3)*(d) 12,969 –
DEMC Ltd., Class A-2 (acquired
2/8/2023, Cost $–) (3)*(d) 368,190,309 –
DEMC Ltd., Class A-3 (acquired
2/8/2023, Cost $–) (3)*(d) 292,030,544,028 –
DEMC Ltd., Class A-4 (acquired
2/8/2023, Cost $–) (3)*(d) 40,321,771,424,070 –
DEMC Ltd., Class B (acquired
1/27/2014, Cost $11) (3)*(d) 10,488 –
DEMC Ltd., Class B-2 (Malaysia)
(acquired 4/12/2017, Cost $–)
(3)*(d) 513,897,326 –
DEMC Ltd., Class B-3 (acquired
9/5/2019, Cost $–) (3)*(d) 489,352,292,604 –
DEMC Ltd., Class B-4 (acquired
1/31/2022, Cost $–) (3)*(d) 40,321,771,424,070 –
Total Health Care –
TOTAL SECURITIES IN LITIGATION
(Cost $129,697) –
UNITS - 0.5%
Financials - 0 .5%
Capital Markets - 0 .5%
Abony Acquisition Corp. I (acquired
2/19/2026, Cost $97,920) (3)*(d)(e) 9,792 97,920
Activate Energy Acquisition Corp.
(acquired 12/4/2025, Cost $89,850)
(3)*(d)(e) 8,985 89,850
Andretti Acquisition Corp. II
(acquired 9/6/2024, Cost $96,600)
(3)*(d)(e) 9,660 96,600
Ares Acquisition Corp. III (1)*(e)
952,400 9,571,620
Art Technology Acquisition Corp.
(acquired 1/6/2026, Cost $61,260)
(3)*(d)(e) 6,126 61,260
Axiom Intelligence Acquisition
Corp. 1 (acquired 6/18/2025, Cost
$80,180) (3)*(d)(e) 8,018 80,180
Bitcoin Infrastructure Acquisition
Corp. Ltd. (acquired 12/2/2025, Cost
$120,410) (3)*(d)(e) 12,041 120,410
Cohen Circle Acquisition Corp. II
(acquired 7/1/2025, Cost $79,620)
(3)*(d)(e) 7,962 79,620
Columbus Circle Capital Corp. II
(acquired 2/11/2026, Cost $63,140)
(3)*(d)(e) 6,314 63,140
Crane Harbor Acquisition Corp.
II (acquired 12/16/2025, Cost
$151,200) (3)*(d)(e) 15,120 151,200
CSLM Digital Asset Acquisition
Corp. III Ltd. (acquired 8/27/2025,
Cost $109,740) (3)*(d)(e) 10,974 109,740

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS
NO. OF
UNITS
VALUE ($)
Capital Markets - 0.5% (continued)
EGH Acquisition Corp. (acquired
5/9/2025, Cost $84,120) (3)*(d)(e) 8,412 84,120
Fact II Acquisition Corp. (acquired
11/27/2024, Cost $74,381) (3)*(d)(e) 7,453 74,381
Gesher Acquisition Corp. II
(acquired 3/21/2025, Cost $115,614)
(3)*(d)(e) 11,573 115,729
GigCapital8 Corp. (acquired
10/6/2025, Cost $97,608) (3)*(d)(e) 10,024 97,608
GigCapital9 Corp. (acquired
1/27/2026, Cost $131,260) (3)*(d)(e) 13,480 131,260
GSR IV Acquisition Corp. (acquired
9/4/2025, Cost $132,977) (3)*(d)(e) 13,307 132,977
GSR V Acquisition Corp. (acquired
5/15/2026, Cost $220,320) (3)*(d)(e) 22,043 220,320
Hennessy Capital Investment Corp.
VII (acquired 1/17/2025, Cost
$130,469) (3)*(d)(e) 13,060 130,469
Hennessy Capital Investment
Corp. VIII (acquired 2/5/2026, Cost
$162,864) (3)*(d)(e) 16,319 162,864
Indigo Acquisition Corp. (acquired
7/1/2025, Cost $66,317) (3)*(d)(e) 6,655 66,317
InterPrivate Investment Partners
V, Inc. (acquired 6/4/2026, Cost
$108,960) (3)*(d)(e) 10,896 108,960
Iris Acquisition Corp. II (acquired
2/3/2026, Cost $61,740) (3)*(d)(e) 6,174 61,740
Kochav Defense Acquisition Corp.
(acquired 5/28/2025, Cost $139,030)
(3)*(d)(e) 13,903 139,030
LaFayette Acquisition Corp.
(acquired 10/24/2025, Cost $69,406)
(3)*(d)(e) 6,965 69,406
Leapfrog Acquisition Corp. (acquired
12/4/2025, Cost $90,350) (3)*(d)(e) 9,035 90,350
Lightwave Acquisition Corp.
(acquired 6/25/2025, Cost $77,130)
(3)*(d)(e) 7,713 77,130
McKinley Acquisition Corp. (acquired
8/12/2025, Cost $82,048) (3)*(d)(e) 8,213 82,048
New Providence Acquisition Corp. III
(acquired 4/24/2025, Cost $79,990)
(3)*(d)(e) 7,999 79,990
Newbury Street II Acquisition Corp.
(acquired 11/1/2024, Cost $108,210)
(3)*(d)(e) 10,821 108,210
NewHold Investment Corp. III
(acquired 2/28/2025, Cost $114,189)
(3)*(d)(e) 11,419 114,189
NewHold Investment Corp. IV
(acquired 4/15/2026, Cost $101,670)
(3)*(d)(e) 10,167 101,670
Plum Acquisition Corp. IV (acquired
1/15/2025, Cost $78,203) (3)*(d)(e) 7,836 78,203
Range Capital Acquisition Corp. II
(acquired 10/3/2025, Cost $112,260)
(3)*(d)(e) 11,226 112,260
INVESTMENTS
NO. OF
UNITS
VALUE ($)
Capital Markets - 0.5% (continued)
Safeguard Acquisition Corp., Class A
(acquired 12/4/2025, Cost $136,104)
(3)*(d)(e) 90,736 136,104
SilverBox Corp. IV (acquired
8/16/2024, Cost $85,370) (3)*(d)(e) 8,537 85,370
Stellar V Capital Corp. (acquired
1/30/2025, Cost $78,550) (3)*(d)(e) 7,855 78,550
Tailwind 2.0 Acquisition Corp.
(acquired 11/7/2025, Cost $119,060)
(3)*(d)(e) 11,906 119,060
Total Financials 13,379,855
TOTAL UNITS
(Cost $13,341,644) 13,379,855
SHARES
SHORT-TERM INVESTMENTS - 73.4%
INVESTMENT COMPANIES - 34 .2%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.52% (1)(k)(l) 10,460,698 10,460,698
Limited Purpose Cash Investment
Fund, 3.64% (1)(k)(m) 901,744,992 901,744,992
TOTAL INVESTMENT COMPANIES
(Cost $912,091,635) 912,205,690
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 39 .2%
U.S. Treasury Bills
3.56%, 7/2/2026 (n) $ 82,674,000 82,665,734
3.54%, 7/9/2026 (a)(n)(o) 90,000,000 89,927,270
3.55%, 7/16/2026 (a)(n)(o) 70,000,000 69,895,029
3.58%, 7/23/2026 (a)(n)(o) 120,000,000 119,736,856
3.59%, 7/30/2026 (n)(o) 89,704,000 89,444,220
3.59%, 8/6/2026 (n)(o) 22,343,000 22,262,230
3.56%, 8/13/2026 (n)(o) 51,237,000 51,013,678
3.70%, 9/24/2026 (n)(o) 4,167,000 4,131,026
3.66%, 10/22/2026 (a)(n)(o) 27,204,000 26,884,085
3.66%, 10/29/2026 (n)(o) 38,158,000 37,679,562
3.68%, 11/5/2026 (n)(o) 40,000,000 39,470,128
3.68%, 11/12/2026 (a)(n)(o) 60,927,000 60,075,200
3.68%, 11/19/2026 (n)(o) 50,000,000 49,262,198
3.72%, 11/27/2026 (n)(o) 60,000,000 59,063,783
3.73%, 12/3/2026 (n)(o) 100,000,000 98,369,845
3.76%, 12/10/2026 (n)(o) 50,000,000 49,143,875
3.75%, 12/17/2026 (n)(o) 71,291,000 70,017,575
3.92%, 12/31/2026 (n) 25,638,000 25,139,341
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,044,477,813) 1,044,181,635
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,956,569,448) 1,956,387,325
TOTAL LONG POSITIONS
(Cost $3,060,915,474) 3,090,237,121

Schedule of Investments
June 30, 2026 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (17.5)%
COMMON STOCKS - (16.5)%
Communication Services - ( 3 .0 ) %
Diversified Telecommunication Services - ( 0 .9 ) %
AST SpaceMobile, Inc. (1)
(249,332) (22,155,642)
Bandwidth, Inc., Class A (1)
(17,311) (1,095,786)
(23,251,428)
Interactive Media & Services - ( 1 .6 ) %
Alphabet, Inc., Class A (1)
(109,800) (39,239,226)
Weibo Corp., ADR (China) (1)
(363,731) (2,640,687)
(41,879,913)
Media - ( 0 .5 ) %
Fox Corp., Class A (1) (270,055) (14,086,069)
Total Communication Services (79,217,410)
Consumer Discretionary - ( 2 .7 ) %
Automobiles - ( 0 .4 ) %
NIO, Inc., ADR (China) (1)
(433,389) (2,192,948)
Nissan Motor Co. Ltd. (Japan)
(4,748,634) (8,791,837)
(10,984,785)
Broadline Retail - ( 0 .9 ) %
Alibaba Group Holding Ltd., ADR
(China) (1) (154,261) (14,805,971)
Etsy, Inc. (1)
(71,066) (5,353,402)
Groupon, Inc. (1)
(98,063) (2,359,395)
JD.com, Inc., ADR (China) (1)
(66,254) (1,688,152)
(24,206,920)
Hotels, Restaurants & Leisure - ( 1 .1 ) %
Cracker Barrel Old Country Store,
Inc. (1) (86,386) (4,604,374)
DoorDash, Inc., Class A (1)
(74,161) (13,684,930)
MakeMyTrip Ltd. (India) (1)
(99,852) (5,321,113)
Trip.com Group Ltd., ADR (China)
(1) (130,242) (5,188,841)
(28,799,258)
Household Durables - ( 0 .0 ) % †
JVCKenwood Corp. (Japan) (89,936) (628,624)
Specialty Retail - ( 0 .3 ) %
GameStop Corp., Class A (1) (370,376) (8,177,902)
Total Consumer Discretionary (72,797,489)
Consumer Staples - ( 0 .0 ) % †
Personal Care Products - ( 0 .0 ) % †
Oddity Tech Ltd., Class A (Israel) (1) (31,590) (477,957)
Energy - ( 0 .7 ) %
Oil, Gas & Consumable Fuels - ( 0 .7 ) %
Centrus Energy Corp., Class A (1)
(51,207) (8,596,119)
Peabody Energy Corp. (1)
(96,422) (2,229,277)
Shell plc, ADR (1)
(105,982) (8,217,844)
Total Energy (19,043,240)
INVESTMENTS SHARES VALUE ($)
Financials - ( 1 .6 ) %
Banks - ( 0 .3 ) %
Banco Santander SA, ADR (Spain)
(1) (224,649) (3,100,156)
Prosperity Bancshares, Inc. (1)
(80,941) (5,911,121)
(9,011,277)
Capital Markets - ( 0 .3 ) %
Coinbase Global, Inc., Class A (1)
(17,034) (2,490,200)
Galaxy Digital, Inc., Class A (1)
(132,752) (3,629,440)
Robinhood Markets, Inc., Class A (1)
(15,999) (1,604,380)
(7,724,020)
Consumer Finance - ( 0 .3 ) %
Upstart Holdings, Inc. (1) (183,507) (6,501,653)
Financial Services - ( 0 .5 ) %
Affirm Holdings, Inc., Class A (1)
(132,152) (10,776,996)
Global Payments, Inc. (1)
(29,038) (2,106,997)
(12,883,993)
Insurance - ( 0 .2 ) %
Oscar Health, Inc., Class A (1) (197,194) (5,623,973)
Total Financials (41,744,916)
Health Care - ( 1 .4 ) %
Biotechnology - ( 0 .6 ) %
Cytokinetics, Inc. (1)
(75,504) (6,432,186)
Halozyme Therapeutics, Inc. (1)
(101,759) (7,964,677)
Sarepta Therapeutics, Inc. (1)
(118,005) (2,120,550)
(16,517,413)
Health Care Equipment & Supplies - ( 0 .1 ) %
Alphatec Holdings, Inc. (1)
(172,690) (1,493,768)
Tandem Diabetes Care, Inc. (1)
(40,242) (607,252)
(2,101,020)
Health Care Providers & Services - ( 0 .5 ) %
Hims & Hers Health, Inc. (1) (381,207) (13,216,447)
Life Sciences Tools & Services - ( 0 .2 ) %
Tempus AI, Inc., Class A (1) (81,331) (4,711,505)
Pharmaceuticals - ( 0 .0 ) % †
CorMedix, Inc. (1) (123,784) (971,704)
Total Health Care (37,518,089)
Industrials - ( 1 .4 ) %
Aerospace & Defense - ( 0 .2 ) %
BWX Technologies, Inc. (1) (23,791) (4,630,918)
Commercial Services & Supplies - ( 0 .0 ) % †
Park24 Co. Ltd. (Japan) (79,613) (990,543)
Electrical Equipment - ( 0 .6 ) %
Array Technologies, Inc. (1)
(665,478) (4,931,192)
Bloom Energy Corp., Class A (1)
(19,625) (5,940,487)
Fluence Energy, Inc., Class A (1)
(218,460) (4,342,985)
Plug Power, Inc. (1)
(32,917) (89,205)
(15,303,869)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Ground Transportation - ( 0 .4 ) %
Grab Holdings Ltd., Class A
(Singapore) (1) (1,450,381) (5,467,936)
Lyft, Inc., Class A (1)
(314,732) (4,598,235)
(10,066,171)
Machinery - ( 0 .2 ) %
Daifuku Co. Ltd. (Japan) (128,942) (5,712,137)
Total Industrials (36,703,638)
Information Technology - ( 5 .0 ) %
Communications Equipment - ( 0 .1 ) %
Ciena Corp. (1) (7,826) (3,839,123)
Electronic Equipment, Instruments & Components - ( 1 .2 ) %
Ibiden Co. Ltd. (Japan) (218,458) (32,983,076)
IT Services - ( 0 .4 ) %
Akamai Technologies, Inc. (1)
(14,604) (1,726,339)
CoreWeave, Inc., Class A (1)
(70,427) (7,010,304)
Wix.com Ltd. (Israel) (1)
(36,452) (1,653,827)
(10,390,470)
Semiconductors & Semiconductor Equipment - ( 1 .6 ) %
Advantest Corp. (Japan)
(22,394) (4,607,083)
Rohm Co. Ltd. (Japan)
(47,299) (1,599,392)
Skyworks Solutions, Inc. (1)
(523,645) (35,503,131)
(41,709,606)
Software - ( 1 .5 ) %
IREN Ltd. (Australia) (1)
(283,199) (12,950,690)
Nebius Group NV (Netherlands) (1)
(32,004) (8,838,545)
PAR Technology Corp. (1)
(352,269) (6,136,526)
Progress Software Corp. (1)
(65,658) (2,204,796)
Strategy, Inc., Class A (1)
(27,612) (2,400,311)
Unity Software, Inc. (1)
(189,270) (5,409,336)
Vertex, Inc., Class A (1)
(77,637) (891,273)
(38,831,477)
Technology Hardware, Storage & Peripherals - ( 0 .2 ) %
Super Micro Computer, Inc. (1) (189,768) (5,565,895)
Total Information Technology (133,319,647)
Materials - ( 0 .3 ) %
Metals & Mining - ( 0 .3 ) %
Equinox Gold Corp. (Canada) (1)
(517,020) (5,025,434)
Nippon Steel Corp. (Japan)
(1,332,053) (4,413,270)
Total Materials (9,438,704)
Real Estate - ( 0 .4 ) %
Industrial REITs - ( 0 .1 ) %
Innovative Industrial Properties, Inc.,
REIT (1) (34,250) (2,122,815)
Rexford Industrial Realty, Inc., REIT
(1) (25,898) (867,583)
(2,990,398)
Office REITs - ( 0 .2 ) %
BXP, Inc., REIT (1) (69,353) (4,598,797)
INVESTMENTS SHARES VALUE ($)
Retail REITs - ( 0 .1 ) %
Kimco Realty Corp., REIT (1)
(15,498) (392,874)
Tanger, Inc., REIT (1)
(61,676) (2,434,352)
(2,827,226)
Total Real Estate (10,416,421)
TOTAL COMMON STOCKS
(Proceeds $(458,250,217)) (440,677,511)
PRINCIPAL
AMOUNT
CORPORATE BONDS - (1.0)%
Consumer Discretionary - ( 0 .0 ) % †
Household Durables - ( 0 .0 ) % †
Whirlpool Corp.
4.75%, 2/26/2029 $ (1,610,000) (1,502,440)
Financials - ( 0 .3 ) %
Consumer Finance - ( 0 .1 ) %
Navient Corp.
4.88%, 3/15/2028 (1,810,000) (1,775,435)
OneMain Finance Corp.
6.63%, 1/15/2028 (1,560,000) (1,582,841)
(3,358,276)
Financial Services - ( 0 .2 ) %
PennyMac Financial Services, Inc.
4.25%, 2/15/2029 (f) (1,810,000) (1,728,105)
Shift4 Payments LLC
6.75%, 8/15/2032 (f) (1,810,000) (1,813,460)
(3,541,565)
Total Financials (6,899,841)
Health Care - ( 0 .1 ) %
Health Care Equipment & Supplies - ( 0 .1 ) %
Insulet Corp.
6.50%, 4/1/2033 (f) (1,700,000) (1,723,914)
Industrials - ( 0 .2 ) %
Commercial Services & Supplies - ( 0 .1 ) %
CompoSecure Holdings LLC
5.63%, 2/1/2033 (f) (1,610,000) (1,571,613)
Williams Scotsman, Inc.
7.38%, 10/1/2031 (f) (1,560,000) (1,615,148)
(3,186,761)
Construction & Engineering - ( 0 .0 ) % †
AECOM
6.00%, 8/1/2033 (f) (1,560,000) (1,562,229)
Trading Companies & Distributors - ( 0 .1 ) %
Herc Holdings, Inc.
6.63%, 6/15/2029 (f) (1,560,000) (1,592,718)
Total Industrials (6,341,708)
Information Technology - ( 0 .3 ) %
IT Services - ( 0 .2 ) %
CoreWeave, Inc.
9.75%, 10/1/2031 (f) (6,892,000) (6,876,796)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Technology Hardware, Storage & Peripherals - ( 0 .1 ) %
Diebold Nixdorf, Inc.
7.75%, 3/31/2030 (f) $ (1,560,000) (1,624,617)
Total Information Technology (8,501,413)
Materials - ( 0 .1 ) %
Containers & Packaging - ( 0 .1 ) %
OI European Group BV
4.75%, 2/15/2030 (f) (1,810,000) (1,719,328)
TOTAL CORPORATE BONDS
(Proceeds $(26,799,975)) (26,688,644)
TOTAL SHORT POSITIONS
(Proceeds $(485,050,192)) (467,366,155)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.5%
(Cost $2,575,865,282) 2,622,870,966
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.5% ‡ 40,853,937
NET ASSETS - 100.0% 2,663,724,903
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 62,182,432 2 .3%
Consumer Discretionary 166,577,988 6 .4
Consumer Staples 5,304,721 0 .2
Energy 5,543,166 0 .2
Financials 121,866,808 4 .5
Health Care 64,153,363 2 .4
Industrials 34,875,035 1 .2
Information Technology 102,191,013 4 .0
Materials 78,871,180 3 .0
Real Estate 24,915,551 0 .9
Utilities 2,384 0.0 †
Investment Companies 912,205,690 34 .2
U.S. Treasury Obligations 1,044,181,635 39 .2
Total Investments In Securities
At Value 2,622,870,966 98 .5
Other Assets in Excess of
Liabilities ‡ 40,853,937 1 .5
Net Assets
$ 2,663,724,903 100 .0%

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2026 amounted to $920,656,631, which is inclusive of rehypothecated amounts disclosed below. Additional securities sold but not yet settled totaling $11,320,244 were also segregated. In addition, $37,719,551 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated. Total value of all such securities at June 30, 2026 amounted to $389,934.
(c) Security is subject to contractual sale restrictions. At  June 30, 2026, total value of all such securities amounted to $2,146,868 and the remaining contractual sale restriction periods are generally less than 24 months. Circumstances that could cause a lapse in the contractual sale restrictions include but are not limited to amendments to the original contractual provision and market-based conditions.
(d) Restricted security. Securities acquired through a private placement transaction exempt from registration under the Securities Act of 1933 and/
or may be subject to legal or contractual restrictions on resale (excluding 144A securities). Total value of all such securities at June 30, 2026 amounted to $5,158,995, which represents 0.19% of net assets of the Fund.
(e) Special Purpose Acquisition Company.
(f) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2026 amounted to $390,250,858 of investments in securities and $(21,827,928) of securities sold short, which represents 14.65% and (0.82)% of net assets of the Fund, respectively.
(g) Defaulted security.
(h) Payment in-kind security.
(i) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2026.
(j) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at June 30, 2026 amounted to $145,122,688 of investments in securities, which represents 5.45% of net assets of the Fund.
(k) Represents 7-day effective yield as of June 30, 2026.
(l) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(m) For the period ended June 30, 2026, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(n) The rate shown was the effective yield at the date of purchase.
(o) All or a portion of the security pledged as collateral for swap contracts.
Affiliate
Value
At
12/31/2025
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2026
Shares
Held At
6/30/2026
Distributions
Received**
SHORT-TERM INVESTMENTS - 33.9%
INVESTMENT COMPANIES - 33.9%
Limited Purpose Cash
Investment Fund,
3.64% (1)(a)
(Cost $901,630,937) $731,368,771 $1,713,447,107 $(1,543,070,886) $– $– $901,744,992 901,744,992 $14,271,988
**   Distributions received include dividend income and capital gains distributions, if any, from the underlying fund, which are presented in the corresponding line item on the Statements of Operations, if applicable.
(1) Level 1 security (See Note 5).
(a) Represents 7-day effective yield as of June 30, 2026.
All bonds are denominated in US dollars, unless noted otherwise.
All securities are United States companies, unless noted otherwise in parentheses.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 5).

Schedule of Investments
June 30, 2026 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
Futures contracts outstanding as of June 30, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 3 9/2026 USD $ 1,132,238 $ 7,320
Total of long contracts 7,320
Short Contracts
Japan 10 Year Bond (11) 9/2026 JPY (8,630,462) (16,069)
S&P 500 E-Mini Index (3) 9/2026 USD (1,132,238) (7,328)
U.S. Treasury 2 Year Note (460) 9/2026 USD (94,803,125) 117,370
U.S. Treasury 5 Year Note (1,383) 9/2026 USD (147,948,585) (8,635)
Total of short contracts 85,338
Net unrealized appreciation $ 92,658
Forward foreign currency exchange contracts outstanding as of June 30, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 2,227,612 USD 1,536,358 CITI 9/16/2026 $ 3,789
CAD 653,569 USD 461,662 CITI 9/16/2026 764
EUR 846,984 USD 967,091 CITI 9/16/2026 3,817
GBP 6,672,832 USD 8,812,581 CITI 9/16/2026 38,570
HKD 767,575 USD 98,136 CITI 9/16/2026 1
NOK 4,098,899 USD 413,306 CITI 9/16/2026 338
USD 47,259,797 AUD 66,062,339 CITI 9/16/2026 1,585,009
USD 769,712 CAD 1,057,195 CITI 9/16/2026 21,705
USD 25,043,063 EUR 21,388,502 CITI 9/16/2026 525,177
USD 69,090,128 GBP 51,355,323 CITI 9/16/2026 970,068
USD 10,559,810 HKD 82,434,502 CITI 9/16/2026 20,232
USD 31,986,783 JPY 5,032,228,776 CITI 9/16/2026 842,913
USD 3,242,880 NOK 30,711,155 CITI 9/16/2026 143,638
Total unrealized appreciation 4,156,021
AUD 14,410,506 USD 10,195,659 CITI 9/16/2026 (232,391)
CAD 12,132,285 USD 8,788,369 CITI 9/16/2026 (204,302)
EUR 3,514,264 USD 4,087,232 CITI 9/16/2026 (58,791)
GBP 10,936,347 USD 14,641,253 CITI 9/16/2026 (134,781)
HKD 4,906,433 USD 628,319 CITI 9/16/2026 (1,013)
JPY 85,849,561 USD 541,074 CITI 9/16/2026 (9,761)
NOK 131,960,083 USD 14,129,632 CITI 9/16/2026 (812,769)
USD 830,835 AUD 1,206,256 CITI 9/16/2026 (3,157)
USD 280,793 CAD 397,970 CITI 9/16/2026 (787)
USD 1,049,110 EUR 916,254 CITI 9/16/2026 (1,202)
USD 2,229,810 GBP 1,686,828 CITI 9/16/2026 (7,676)
USD 196,744 NOK 1,957,683 CITI 9/16/2026 (817)
Total unrealized depreciation (1,467,447)
Net unrealized appreciation $ 2,688,574

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
Total return basket swap contracts outstanding as of June 30, 2026:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the HIBOR plus
or minus a specified spread
(-0.06% to 0.00%), which is
denominated in HKD based
on the local currencies of the
positions within the swap.
61 months
maturity
03/31/2031
$2,592,327 $274,856 $466,277 $741,133
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the CORRA
plus or minus a specified
spread (0.02%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
54 months
maturity
10/31/2030
$1,135,792 $15,775 $4,303 $20,078
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the TONAR
plus or minus a specified
spread (0.01%), which is
denominated in JPY based
on the local currencies of the
positions within the swap.
53-59 months
maturity
ranging from
10/30/2030
- 04/04/2031
$896,003 $(521) $147,739 $147,218
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the NOWA
plus or minus a specified
spread (0.03%), which is
denominated in NOK based
on the local currencies of the
positions within the swap.
50 months
maturity
07/29/2030
$10,445,031 $160,693 $(24,117) $136,576
JPMC The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the CORRA
plus or minus a specified
spread (0.20%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
60-61 months
maturity
06/12/2031
$5,621,122 $(96,812) $(38,597) $(135,409)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the SONIA
plus or minus a specified
spread (0.23%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
56 months
maturity
01/20/2031
$381,872 $865 $333 $1,198
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.23% to 0.30%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
12 months
maturity
05/18/2027
$9,044,923 $(6,291) $22,660 $16,369
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the OBFR plus
or minus a specified spread
(0.00% to 0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
92 months
maturity
06/22/2029
$719,294,586 $11,967,743 $(8,808,697) $3,159,046
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Cayman Islands
Metals Acquisition Corp. II (a) 529,434 5,373,755 31,766 1 .0
United Arab Emirates
Iris Acquisition Corp. II (a) 546,532 5,421,597 (21,861) ( 0 .7 )
United States
Abony Acquisition Corp. I (a) 630,528 6,242,227 (37,832) ( 1 .2 )
Aldabra 4 Liquidity Opportunity Vehicle, Inc. (a) 648,489 6,445,981 (35,667) ( 1 .1 )
American Drive Acquisition Co. (a) 535,995 5,370,670 26,800 0 .8
Armada Acquisition Corp. III (a) 493,610 4,911,420 (14,808) ( 0 .5 )
Art Technology Acquisition Corp. (a) 561,156 5,577,891 (28,079) ( 0 .9 )
Averin Capital Acquisition Corp. (a) 560,604 5,583,616 (23,863) ( 0 .8 )
Bitcoin Infrastructure Acquisition Corp. Ltd. (a) 639,898 6,398,980 (3,199) ( 0 .1 )

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Breeze Acquisition Corp. II (a) 606,258 6,008,017 (60,626) ( 1 .9 )
Cambridge Acquisition Corp. (a) 865,242 8,583,201 (8,652) ( 0 .3 )
Crane Harbor Acquisition Corp. II (a) 586,832 5,950,476 49,881 1 .6
Energy Transition Special Opportunities (a) 668,130 6,594,443 (80,176) ( 2 .5 )
FG Imperii Acquisition Corp. (a) 664,620 6,599,677 (39,877) ( 1 .3 )
General Purpose Acquisition Corp. (a) 495,188 4,951,880 – 0.0
GigCapital9 Corp. (a) 704,476 6,995,447 (3,522) ( 0 .1 )
HCM IV Acquisition Corp. (a) 554,384 5,571,559 11,088 0 .4
Hennessy Capital Investment Corp. VIII (a) 734,157 7,290,179 (80,757) ( 2 .6 )
Idea Acquisition Corp. (a) 517,224 5,120,518 (5,172) ( 0 .2 )
Infinite Eagle Acquisition Corp. (a) 810,059 8,197,797 56,980 1 .8
Iron Horse Acquisition II Corp. (a) 595,016 5,968,010 52,124 1 .6
ITHAX Acquisition Corp. III (a) 557,110 5,559,958 13,928 0 .4
Lafayette Digital Acquisition Corp. I (a) 604,024 6,028,160 (12,080) ( 0 .4 )
Launchpad Cadenza Acquisition Corp. I (a) 535,996 5,349,240 5,360 0 .2
Meshflow Acquisition Corp. (a) 608,589 6,091,976 6,086 0 .2
Mountain Lake Acquisition Corp. II (a) 695,888 6,910,168 (41,754) ( 1 .3 )
Praetorian Acquisition Corp. (a) 666,840 6,615,053 (30,058) ( 1 .0 )
QDRO Acquisition Corp. (a) 530,000 5,252,300 (4,817) ( 0 .2 )
Silicon Valley Acquisition Corp. (a) 503,520 5,080,517 75,528 2 .4
TRG Latin America Acquisitions Corp. (a) 615,520 6,087,493 (43,086) ( 1 .4 )
Xsolla SPAC 1 (a) 587,924 5,838,085 5,879 0 .2
NO. OF
UNITS
Unit
Cayman Islands
Wilco 63 Corp. (a) 675,450 6,720,728 20,264 0 .6
United States
Berto Acquisition Corp. II (a) 752,108 7,603,812 75,211 2 .4
Cartesian Growth Corp. IV (a) 1,103,280 11,032,800 16,549 0 .5
Churchill Capital Corp. XII (a) 675,874 7,299,439 473,112 15 .0
FutureCorp Space Acquisition 1 (a) 787,325 7,975,602 (40,469) ( 1 .3 )
GalaxyEdge Acquisition Corp. (a) 490,000 4,939,200 39,200 1 .2
General Catalyst Global Resilience Merger Corp. (a) 669,500 6,889,155 120,510 3 .8
Gores Holdings XI, Inc. (a) 685,650 6,952,491 (27,426) ( 0 .9 )
GSR V Acquisition Corp. (a) 972,502 9,754,195 29,175 0 .9
InterPrivate Investment Partners V, Inc. (a) 750,720 7,447,142 (15,014) ( 0 .5 )
Irenic Acquisition Corp. (a) 533,715 5,427,882 81,435 2 .6
Kensington Capital Acquisition Corp. VI (a) 848,184 8,490,322 – 0.0
Keystone Acquisition Corp. (a) 526,725 5,288,319 15,802 0 .5
NewHold Investment Corp. IV (a) 480,250 4,903,352 120,063 3 .8
RMG ML Sports Holdings (a) 739,527 7,387,875 (7,395) ( 0 .2 )
Snow Rothschild Acquisition Corp. (a) 660,240 6,602,400 (13,205) ( 0 .4 )
Texas Ventures Acquisition IV Corp. (a) 666,430 6,664,300 6,664 0 .2
Tribeca Strategic Acquisition Corp. (a) 686,000 6,825,700 – 0.0
Yorkville International Capital Corp. (a) 539,040 5,417,352 5,390 0 .2

Schedule of Investments
June 30, 2026 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.25% to 0.30%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
04/25/2028
- 05/25/2028
$39,889,858 $381,288 $(1,631,439) $(1,250,151)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Allied Gold Corp. 319,969 7,603,000 363,229 ( 29 .1 )
ARC Resources Ltd. 258,997 5,441,996 1,826 ( 0 .1 )
Boralex, Inc. 57,841 1,508,984 3,263 ( 0 .3 )
First Capital REIT 342,029 5,580,505 9,647 ( 0 .8 )
InterRent REIT 766,699 7,006,112 10,812 ( 0 .9 )
Minto Apartment REIT 148,667 1,829,183 (3,145) 0 .3
Secure Waste Infrastructure Corp. 346,918 5,420,556 (139,428) 11 .2
Short Positions
Common Stocks
Canada
Choice Properties REIT (108,994) (1,255,746) 13,833 ( 1 .1 )
United States
GFL Environmental, Inc. (115,412) (4,243,776) 121,251 ( 9 .7 )
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.10% to 2.50%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
25 months
maturity
04/25/2028
$46,953,121 $(1,253,365) $(843,146) $(2,096,511)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. 269,220 21,238,842 1,039,312 ( 49 .6 )
Short Positions
Common Stocks
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (53,844) (25,714,279) (2,292,678) 109 .4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.04% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
35-60 months
maturity
ranging from
05/03/2029
- 05/08/2031
$45,420,619 $1,661,111 $52,472 $1,713,583
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Qube Holdings Ltd. 2,691,058 9,502,085 149,052 8 .7
Vault Minerals Ltd. 103,772 304,205 14,435 0 .8
Short Positions
Common Stocks
Australia
Regis Resources Ltd. (71,095) (301,304) (15,266) ( 0 .9 )
Rio Tinto Ltd. (293,493) (35,313,025) 1,512,889 88 .3

Schedule of Investments
June 30, 2026 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.07% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
50-61 months
maturity
ranging from
07/29/2030
- 05/29/2031
$99,100,153 $(189,274) $(17,211) $(206,485)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Germany
CECONOMY AG 436,787 2,066,023 49,769 ( 24 .1 )
Italy
Mediobanca Banca di Credito Finanziario SpA 861,758 25,725,967 1,115,488 ( 540 .2 )
Recordati Industria Chimica e Farmaceutica SpA 30,180 1,769,121 12,178 ( 5 .9 )
Poland
InPost SA 803,240 14,155,600 122,713 ( 59 .4 )
United Kingdom
Allfunds Group plc 707,724 6,801,758 (39,751) 19 .3
Short Positions
Common Stocks
Germany
Deutsche Boerse AG (8,640) (2,356,559) 68,852 ( 33 .3 )
Italy
Banca Monte dei Paschi di Siena SpA (2,111,375) (26,238,948) (1,158,512) 561 .1
Saipem SpA (2,045,318) (10,282,825) 11,574 ( 5 .6 )
Netherlands
Akzo Nobel NV (142,684) (9,703,352) (371,584) 180 .0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
52-61 months
maturity
ranging from
09/23/2030
- 06/20/2031
$79,481,306 $993,063 $41,285 $1,034,348

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United Kingdom
Beazley plc 435,186 7,426,571 23,294 2 .3
Intertek Group plc 68,946 5,307,330 2,236 0 .2
JTC plc 293,136 5,148,112 23,330 2 .3
Schroders plc 1,365,011 10,639,671 83,763 8 .1
Senior plc 176,881 675,717 1,872 0 .2
Tate & Lyle plc 445,243 3,270,778 (30,995) ( 3 .0 )
Short Positions
Common Stocks
South Africa
Anglo American plc (958,425) (47,013,127) 889,564 86 .0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the
total return on a portfolio of
long equity positions and
pays or receives the OBFR
plus or minus a specified
spread (0.02%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
56 months
maturity
01/14/2031
$27,861,290 $(1,904,770) $(62,391) $(1,967,161)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Rio Tinto plc, ADR 293,493 27,861,290 (1,904,770) 96 .8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the
total return on a portfolio of
long equity positions and
pays or receives the OBFR
plus or minus a specified
spread (0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
61 months
maturity
ranging from
07/26/2029
- 08/08/2030
$217,771,081 $11,028,110 $(14,129,350) $(3,101,240)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Cayman Islands
Fifth Era Acquisition Corp. I (a) 346,362 3,609,092 149,922 ( 4 .8 )
China
Future Vision II Acquisition Corp. (a) 150,887 1,652,213 147,869 ( 4 .8 )
Rising Dragon Acquisition Corp. (a) 140,178 1,463,458 58,285 ( 1 .9 )
Hong Kong
Copley Acquisition Corp. (a) 206,806 2,156,987 73,806 ( 2 .4 )
United States
Agriculture & Natural Solutions Acquisition Corp. (a) 400,000 4,540,000 396,000 ( 12 .8 )
Aldel Financial II, Inc. (a) 605,314 6,467,780 418,240 ( 13 .5 )
Andretti Acquisition Corp. II (a) 673,298 7,237,954 531,905 ( 17 .2 )
Archimedes Tech SPAC Partners II Co. (a) 204,680 2,206,450 167,838 ( 5 .4 )
Armada Acquisition Corp. II (a) 365,976 3,813,470 131,377 ( 4 .2 )
Artius II Acquisition, Inc. (a) 462,795 4,850,092 254,537 ( 8 .2 )
BERTO ACQUISITION Corp. (a) 405,124 4,249,751 60,246 ( 1 .9 )
Bold Eagle Acquisition Corp. (a) 756,618 8,080,680 605,294 ( 19 .5 )
Cal Redwood Acquisition Corp. (a) 318,798 3,283,619 94,401 ( 3 .0 )
Charlton Aria Acquisition Corp. (a) 197,296 2,124,878 163,577 ( 5 .3 )
Collective Acquisition Corp. (a) 206,104 2,149,665 80,381 ( 2 .6 )
Digital Asset Acquisition Corp. (a) 311,678 3,235,218 (31,217) 1 .0
EGH Acquisition Corp. (a) 320,315 3,299,244 83,179 ( 2 .7 )
Fact II Acquisition Corp. (a) 422,360 4,489,687 316,770 ( 10 .2 )
Gesher Acquisition Corp. II (a) 257,046 2,686,131 95,290 ( 3 .1 )
Gores Holdings X, Inc. (a) 371,652 3,876,330 45,042 ( 1 .5 )
Graf Global Corp. (a) 676,022 7,334,839 574,619 ( 18 .5 )
Hennessy Capital Investment Corp. VII (a) 369,995 3,866,448 229,397 ( 7 .4 )
Inflection Point Acquisition Corp. III (a) 329,775 3,403,278 39,289 ( 1 .3 )
Jackson Acquisition Co. II (a) 360,208 3,832,613 226,931 ( 7 .3 )
Jena Acquisition Corp. II (a) 153,100 1,586,116 34,347 ( 1 .1 )
K&F Growth Acquisition Corp. II (a) 338,085 3,570,178 198,852 ( 6 .4 )
Kochav Defense Acquisition Corp. (a) 440,620 4,569,229 152,326 ( 4 .9 )
Launch One Acquisition Corp. (a) 625,956 6,797,882 554,263 ( 17 .9 )
Launch Two Acquisition Corp. (a) 716,018 7,675,713 544,744 ( 17 .6 )
Lionheart Holdings (a) 526,300 5,668,251 398,464 ( 12 .8 )
New Providence Acquisition Corp. III (a) 512,330 5,317,985 122,487 ( 3 .9 )
Newbury Street II Acquisition Corp. (a) 436,986 4,645,161 296,217 ( 9 .6 )
NewHold Investment Corp. III (a) 317,979 3,462,791 263,475 ( 8 .5 )
Oaktree Acquisition Corp. III Life Sciences (a) 529,535 5,671,320 383,922 ( 12 .4 )
Oyster Enterprises II Acquisition Corp. (a) 346,312 3,570,477 102,122 ( 3 .3 )
Plum Acquisition Corp. IV (a) 339,570 3,619,816 234,303 ( 7 .6 )
ProCap Acquisition Corp. (a) 203,900 2,100,170 6,589 ( 0 .2 )
Republic Digital Acquisition Co. (a) 261,370 2,697,338 (12,139) 0 .4
Rithm Acquisition Corp. (a) 412,062 4,310,169 178,827 ( 5 .8 )
Roman DBDR Acquisition Corp. II (a) 399,420 4,209,887 239,652 ( 7 .7 )
Siddhi Acquisition Corp. (a) 412,987 4,295,065 115,636 ( 3 .7 )
SilverBox Corp. IV (a) 606,074 6,551,660 490,920 ( 15 .8 )
Sizzle Acquisition Corp. II (a) 411,978 4,270,152 131,683 ( 4 .2 )
Soulpower Acquisition Corp. (a) 411,978 4,263,972 148,764 ( 4 .8 )
Stellar V Capital Corp. (a) 388,826 4,090,450 202,190 ( 6 .5 )
Texas Ventures Acquisition III Corp. (a) 329,396 3,475,128 151,522 ( 4 .9 )
Thayer Ventures Acquisition Corp. II (a) 221,227 2,287,487 75,593 ( 2 .4 )
Titan Acquisition Corp. (a) 536,082 5,580,614 182,256 ( 5 .9 )
Translational Development Acquisition Corp. (a) 342,787 3,664,393 220,411 ( 7 .1 )

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Wen Acquisition Corp. (a) 221,170 2,275,839 32,321 ( 1 .0 )
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.03% to 0.06%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
61 months
maturity
ranging from
12/03/2030
- 04/22/2031
$44,698,821 $(2,119,638) $81,523 $(2,038,115)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Allied Gold Corp. 338,314 8,038,908 (2,293,168) 112 .5
Boralex, Inc. 562,629 14,678,141 145,085 ( 7 .1 )
First Capital REIT 172,900 2,821,016 (58,580) 2 .9
G2 Goldfields, Inc. 59,745 396,404 (50,778) 2 .5
Laurentian Bank of Canada 319,701 9,052,841 40,742 ( 2 .0 )
Minto Apartment REIT 78,800 969,547 2,339 ( 0 .1 )
Secure Waste Infrastructure Corp. 271,174 4,237,064 (84,524) 4 .1
Short Positions
Common Stocks
Canada
Choice Properties REIT (55,100) (634,820) (12,810) 0 .6
G Mining Ventures Corp. (12,896) (377,628) 73,303 ( 3 .6 )
Hudbay Minerals, Inc. (97) (2,291) 438 ( 0 .0 ) (b)
United States
GFL Environmental, Inc. (94,917) (3,490,161) 118,316 ( 5 .8 )

Schedule of Investments
June 30, 2026 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.12% to 0.03%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
55-61 months
maturity
ranging from
02/20/2030
- 07/01/2031
$1,698,432,144 $10,020,020 $(6,981,942) $3,038,078
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
AES Corp. (The) 5,800,168 85,030,463 2,308,148 76 .0
Apogee Therapeutics, Inc. 212,714 28,233,529 (4,957) ( 0 .2 )
Arcosa, Inc. 103,614 15,054,078 66,440 2 .2
Avanos Medical, Inc. 306,164 7,617,360 67,097 2 .2
Bio-Techne Corp. 378,333 26,729,226 (41,076) ( 1 .4 )
Brighthouse Financial, Inc. 374,644 23,714,965 (750,417) ( 24 .7 )
Caesars Entertainment, Inc. 465,755 14,056,486 512,624 16 .9
Chart Industries, Inc. 339,390 70,912,147 5,441,702 179 .1
DigitalBridge Group, Inc. 1,380,891 21,790,460 610,228 20 .1
Dominion Energy, Inc. 278,349 19,008,453 18,915 0 .6
Electronic Arts, Inc. 417,249 85,552,735 1,279,588 42 .1
Esperion Therapeutics, Inc. 2,722,977 8,604,607 72,399 2 .4
Essential Utilities, Inc. 1,610,703 61,706,032 (1,393,713) ( 45 .9 )
Global Business Travel Group I 1,000,822 9,397,719 36,217 1 .2
Janus Henderson Group plc 1,117,561 58,057,294 2,146,097 70 .6
Kenvue, Inc. 2,872,000 54,883,920 6,250,351 205 .7
Leggett & Platt, Inc. 819,848 9,600,420 425,842 14 .0
Liberty Broadband Corp. 645,111 21,456,392 (22,644,363) ( 745 .4 )
LiveRamp Holdings, Inc. 583,023 21,944,986 (9,343) ( 0 .3 )
National Storage Affiliates Trust 307,377 13,669,055 948,402 31 .2
NCR Atleos Corp. 481,099 20,884,508 (633,627) ( 20 .9 )
Norfolk Southern Corp. 229,246 72,118,499 5,490,441 180 .7
Northwestern Energy Group, Inc. 522,647 37,431,978 3,009,087 99 .0
Nuvalent, Inc. 261,093 32,244,986 25,777 0 .8
Organon & Co. 1,626,728 22,025,897 378,371 12 .5
Penumbra, Inc. 239,965 75,768,949 (7,221,744) ( 237 .7 )
Silicon Laboratories, Inc. 283,726 62,011,155 1,943,571 64 .0
SkyWater Technology, Inc. 428,131 14,907,521 1,865,495 61 .4
Talkspace, Inc. 1,258,955 6,546,566 60,150 2 .0
Taylor Morrison Home Corp. 118,153 8,476,296 (7,706) ( 0 .3 )
TopBuild Corp. 36,679 13,003,806 (4,184,731) ( 137 .7 )
Two Harbors Investment Corp. 667,703 8,286,194 134,628 4 .4
TXNM Energy, Inc. 805,988 45,763,999 (529,843) ( 17 .4 )
UniFirst Corp. 63,687 16,842,664 (122,652) ( 4 .0 )
Valaris Ltd. 522,713 37,948,964 (8,344,977) ( 274 .7 )
Warner Bros Discovery, Inc. 1,916,669 51,098,396 (2,649,199) ( 87 .2 )
Webster Financial Corp. 924,498 70,650,137 3,932,103 129 .4

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
June 30, 2026 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Short Positions
Common Stocks
Spain
Banco Santander SA, ADR (1,899,497) (26,213,059) (2,788,539) ( 91 .8 )
United States
American Water Works Co., Inc. (492,724) (64,832,624) 158,664 5 .2
Black Hills Corp. (512,946) (38,163,182) (2,066,734) ( 68 .0 )
Boston Scientific Corp. (172,395) (7,357,819) 4,660,910 153 .4
Brink's Co. (The) (76,645) (7,242,186) 1,192,953 39 .3
Charter Communications, Inc. (152,208) (21,645,500) 24,344,688 801 .3
Cintas Corp. (49,098) (8,350,588) 663,184 21 .8
Kimberly-Clark Corp. (420,453) (46,153,126) (3,804,398) ( 125 .2 )
NextEra Energy, Inc. (226,606) (19,889,209) 178,913 5 .9
Public Storage (43,388) (13,810,834) (938,064) ( 30 .9 )
Somnigroup International, Inc. (120,219) (9,425,170) 19,927 0 .7
Transocean Ltd. (7,963,533) (38,941,676) 8,723,057 287 .1
Union Pacific Corp. (229,098) (62,314,656) (8,627,079) ( 284 .0 )
(a) Special Purpose Acquisition Company.
(b) Represents less than 0.05% of swap value.
Collateral pledged to (received from) each counterparty at June 30, 2026 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 82,635 $ 82,635
BNPP
Cash (8,080) – (8,080)
U.S. Treasury Bills 136,231,440 – 136,231,440
CITI
Cash (2,798,298) – (2,798,298)
Investment Companies 3,331,852 – 3,331,852
GSIN
Cash (11,018) – (11,018)
U.S. Treasury Bills 240,028,096 – 240,028,096
JPMC
Cash 319,363 – 319,363
Investment Companies 7,128,846 – 7,128,846
JPMS
Cash – 2,828,311 2,828,311
MLIN
Cash 3,360,000 – 3,360,000
MSIP
U.S. Treasury Bills 8,687,778 – 8,687,778

Schedule of Investments
June 30, 2026 (Unaudited)
AQR DIVERSIFYING STRATEGIES FUND
The accompanying notes are an integral part of these financial statements.

AQR Funds | Semi-Annual Report | June 2026

† Represents less than 0.05% of net assets.
(a) For the period ended June 30, 2026, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(b) Represents 7-day effective yield as of June 30, 2026.
The Schedule of Investments of the affiliated investment funds held by the AQR Diversifying Strategies Fund can be found within this report as well as on
Form N-CSR and Form N-PORT (Part F) which are filed with the Securities and Exchange Commission.
INVESTMENTS SHARES VALUE ($)
INVESTMENT COMPANIES - 98.1%
ALTERNATIVE FUNDS - 68 .6%
AQR Diversified Arbitrage Fund,
Class R6 (a) 82,571,625 1,090,771,160
AQR Equity Market Neutral Fund,
Class R6 (a) 129,755,494 1,486,997,957
AQR Macro Opportunities Fund,
Class R6 (a) 103,376,145 1,007,917,418
AQR Managed Futures Strategy HV
Fund, Class R6 (a) 101,073,516 1,106,755,001
AQR Style Premia Alternative Fund,
Class R6 (a) 113,786,477 1,107,142,420
TOTAL ALTERNATIVE FUNDS
(Cost $5,453,949,253) 5,799,583,956
ASSET ALLOCATION FUNDS - 29 .5%
AQR Multi-Asset Fund, Class R6 (a)
(Cost $2,190,543,299) 193,066,441 2,494,418,416
TOTAL INVESTMENT COMPANIES
(Cost $7,644,492,552) 8,294,002,372
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 1.9%
INVESTMENT COMPANIES - 1 .9%
Limited Purpose Cash Investment
Fund, 3.64% (b)
(Cost $157,462,919) 157,466,480 157,466,480
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $7,801,955,471) 8,451,468,852
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.0)% † (592,463)
NET ASSETS - 100.0% 8,450,876,389
SECTOR VALUE
% OF NET
ASSETS
Equity Market Neutral $ 1,486,997,957 17 .6%
Global Flexible Allocation 2,494,418,416 29 .5
Global Macro 1,007,917,418 11 .9
Multi-Strategy 1,107,142,420 13 .1
Relative Value Arbitrage 1,090,771,160 12 .9
Systematic Trend 1,106,755,001 13 .1
Short-Term Investment Funds 157,466,480 1 .9
Total Investments In Securities
At Value 8,451,468,852 100 .0
Liabilities in Excess of Other
Assets (592,463) (0.0) †
Net Assets
$ 8,450,876,389 100 .0%
Affiliate
Value
At
12/31/2025
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2026
Shares
Held At
6/30/2026
Distributions
Received**
INVESTMENT COMPANIES - 98.1%
ALTERNATIVE FUNDS - 68 .6%
AQR Diversified
Arbitrage Fund $ 641,812,638 $ 429,466,813 $ (5,259,024) $ (56,156) $ 24,806,889 $ 1,090,771,160 82,571,625 $ –
AQR Equity Market
Neutral Fund 1,038,866,220 571,686,094 (7,529,121) (254,079) (115,771,157) 1,486,997,957 129,755,494 –
AQR Macro
Opportunities Fund 655,410,364 363,930,650 – – (11,423,596) 1,007,917,418 103,376,145 –
AQR Managed
Futures Strategy HV
Fund 655,410,364 388,169,621 – – 63,175,016 1,106,755,001 101,073,516 –
AQR Style Premia
Alternative Fund 712,520,810 306,307,477 (10,157,910) (95,833) 98,567,876 1,107,142,420 113,786,477 –
(406,068) 59,355,028 5,799,583,956 –
ASSET ALLOCATION FUNDS - 29 .5%
AQR Multi-Asset Fund 1,626,287,957 725,384,034 (18,429,729) (146,202) 161,322,356 2,494,418,416 193,066,441 –
TOTAL $(552,270) $220,677,384 $8,294,002,372 $–
**   Distributions received include dividend income and capital gains distributions, if any, from the underlying funds, which are presented in the corresponding line item on the Statements of Operations, if applicable.
All securities are Level 1 with respect to ASC 820 (See Note 5).

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2026 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 288.0%
COMMON STOCKS - 231.6%
Australia - 7 .0%
AGL Energy Ltd. (2)(a) 1,062,417 6,147,406
ANZ Group Holdings Ltd. (2)(a) 95,848 2,339,113
APA Group (2)(a) 128,564 900,788
Aristocrat Leisure Ltd. (2)(a) 352,005 14,917,086
Aurizon Holdings Ltd. (2)(a) 1,092,457 3,159,936
BHP Group Ltd. (2)(a) 517,176 21,552,254
Brambles Ltd. (2)(a) 166,423 2,247,058
Computershare Ltd. (2)(a) 196,629 5,207,317
Dyno Nobel Ltd. (2)(a) 317,911 862,574
Evolution Mining Ltd. (2)(a) 679,595 5,619,402
Glencore plc (2)(a) 839,741 5,725,713
Harvey Norman Holdings Ltd. (2)(a) 437,556 1,461,200
IGO Ltd. (2)*(a) 1,660,482 8,545,846
JB Hi-Fi Ltd. (2)(a) 169,652 9,433,238
Mineral Resources Ltd. (2)*(a) 28,037 1,214,128
Northern Star Resources Ltd. (2)(a) 475,308 6,292,923
OceanaGold Corp. (a) 170,123 4,264,321
Orica Ltd. (2)(a) 735,428 12,060,787
Origin Energy Ltd. (2)(a) 604,308 4,593,388
Pro Medicus Ltd. (2)(a) 124,080 17,541,623
Qantas Airways Ltd. (2)(a) 378,639 2,781,970
QBE Insurance Group Ltd. (2)(a) 858,714 14,937,452
Qube Holdings Ltd. (a) 25,385 89,634
Rio Tinto plc (2)(a)(b) 6,156 582,387
SEEK Ltd. (2)(a) 146,192 1,363,038
South32 Ltd. (2)(a) 4,901,720 13,310,158
Suncorp Group Ltd. (2)(a) 284,763 3,799,064
Technology One Ltd. (2)(a) 498,507 10,226,876
Telstra Group Ltd. (2)(a) 1,418,892 4,975,871
Transurban Group (2)(a) 69,316 689,205
Wesfarmers Ltd. (2)(a) 77,648 4,859,467
Whitehaven Coal Ltd. (2)(a) 441,622 2,341,350
Worley Ltd. (2)(a) 899,416 6,909,986
Yancoal Australia Ltd. (2)(a) 319,516 1,213,929
202,166,488
Belgium - 1 .0%
Ageas SA/NV (2)(a) 115,282 9,223,801
KBC Group NV (2)(a) 74,080 10,117,973
Liberty Global Ltd., Class A *(a) 551,931 6,275,455
Umicore SA (2)(a) 132,161 3,066,084
28,683,313
Brazil - 0 .2%
MercadoLibre, Inc. *(a)(b) 2,879 4,886,786
Burkina Faso - 0 .1%
IAMGOLD Corp. *(a) 196,893 3,125,021
Canada - 7 .7%
Agnico Eagle Mines Ltd. (a) 21,942 3,409,229
Alamos Gold, Inc., Class A (a) 203,748 6,177,447
AltaGas Ltd. (a) 2 74
ARC Resources Ltd. (a) 274,772 5,773,457
Aritzia, Inc. *(a) 57,789 6,372,376
Bank of Nova Scotia (The) (a) 93,092 8,091,275
Barrick Mining Corp. (a) 150,403 5,530,419
Canadian National Railway Co. (a) 137,271 16,381,538
INVESTMENTS SHARES VALUE ($)
Canada - 7.7% (continued)
Canadian Natural Resources Ltd.
(a) 354,515 14,028,120
Canadian Pacific Kansas City Ltd.
(a) 102,534 8,889,533
CCL Industries, Inc., Class B (a) 37,776 2,462,998
Celestica, Inc. *(a) 26,528 9,674,841
Cenovus Energy, Inc. (a) 238,082 5,907,355
Constellation Software, Inc. (a) 2,304 4,337,515
Descartes Systems Group, Inc.
(The) *(a)(b) 26,251 1,818,181
DPM Metals, Inc. (a) 65,021 2,111,664
Empire Co. Ltd., Class A (a) 148,788 5,210,858
Fairfax Financial Holdings Ltd. (a) 6,474 10,648,446
First Majestic Silver Corp. (a)(b) 34,728 589,635
Franco-Nevada Corp. (a) 17,993 3,754,393
George Weston Ltd. (a) 90,118 6,468,544
iA Financial Corp., Inc. (a)(b) 33,812 4,668,714
Intact Financial Corp. (a) 24,478 5,051,969
Kinross Gold Corp. (a) 127,476 3,018,258
Lundin Gold, Inc. (a) 119,634 6,453,867
LunR Royalties Corp. * 24,984 332,944
Magna International, Inc. (a) 92,685 6,094,696
Metro, Inc., Class A (a)(b) 6,786 433,883
Onex Corp. (a) 5,415 404,946
OR Royalties, Inc. (a) 66,106 2,093,298
Pan American Silver Corp. (a) 48,726 2,184,382
Quebecor, Inc., Class B (a) 215,901 10,304,487
Saputo, Inc. (a) 23,765 688,360
Stantec, Inc. (a) 31,759 2,190,492
Suncor Energy, Inc. (a) 361,519 19,449,251
TFI International, Inc. (a) 59,883 8,619,859
Thomson Reuters Corp. (a) 55,081 4,498,913
TMX Group Ltd. (a)(b) 3,569 116,840
Toromont Industries Ltd. (a) 15,042 2,473,538
Tourmaline Oil Corp. (a) 253,135 10,584,104
Whitecap Resources, Inc. (a) 53,610 556,796
WSP Global, Inc. (a) 16,575 2,055,148
219,912,643
China - 0 .2%
BOC Hong Kong Holdings Ltd. (2)
(a) 115,500 626,765
Wilmar International Ltd. (2) 1,555,900 4,342,335
4,969,100
Denmark - 2 .3%
AL Sydbank (2)(a) 8,799 776,500
Danske Bank A/S (2)(a) 442,640 23,726,650
Genmab A/S (2)*(a) 22,853 6,265,204
ISS A/S (2)(a) 322,680 13,209,579
Jyske Bank A/S (Registered) (2)(a) 24,223 3,505,003
NKT A/S (2)*(a) 6,562 981,962
Orsted A/S (2)*(a)(c) 393,370 8,842,817
Pandora A/S (2)(a) 55,703 6,399,527
Royal Unibrew A/S (2)(a) 46,864 3,089,371
Zealand Pharma A/S (2)*(a) 12,888 572,105
67,368,718

Schedule of Investments
June 30, 2026 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Finland - 1 .4%
Elisa OYJ (2)(a) 54,289 2,278,352
Fortum OYJ (2)(a) 35,439 819,864
Konecranes OYJ (2)(a) 98,790 3,036,929
Nordea Bank Abp (2)(a) 505,838 9,599,243
Sampo OYJ, Class A (2)(a) 201,951 2,120,879
Wartsila OYJ Abp (2)(a) 617,428 23,580,915
41,436,182
France - 8 .5%
Air France-KLM (2)*(a) 422,644 6,579,171
BNP Paribas SA (2)(a) 183,821 21,469,035
Bouygues SA (2)(a) 72,388 4,042,419
Carrefour SA (2)(a) 1,654,847 30,722,207
Credit Agricole SA (2)(a) 414,308 8,333,012
Dassault Aviation SA (2)(a) 16,794 5,516,555
Eiffage SA (2)(a) 56,550 8,341,416
Hermes International SCA (2)(a) 10,229 18,705,718
Ipsen SA (2)(a) 11,947 2,302,415
Legrand SA (2)(a) 31,628 5,359,185
LVMH Moet Hennessy Louis Vuitton
SE (2)(a) 6,339 3,505,850
Orange SA (2)(a) 554,048 10,448,674
Renault SA (2)(a) 222,143 6,381,601
Rexel SA (2)(a) 2 88
Safran SA (2)(a) 48,372 19,062,489
SCOR SE (2)(a) 120,303 4,363,396
SEB SA (2)(a) 9,136 481,496
Societe Generale SA (2)(a) 242,661 21,477,966
Thales SA (2)(a) 64,060 16,463,516
TotalEnergies SE (2)(a) 383,801 29,677,607
Valeo SE (2)(a) 671,884 9,873,192
Veolia Environnement SA (2)(a) 21,832 909,767
Vinci SA (2)(a) 43,041 6,286,057
Vivendi SE (2)(a) 1,120,268 2,767,001
243,069,833
Germany - 7 .4%
adidas AG (2)(a) 138,404 28,404,598
Allianz SE (Registered) (2)(a) 39,452 18,674,528
Aurubis AG (2)(a) 5,101 1,057,299
Bechtle AG (2)(a) 89,284 3,171,062
Continental AG (2)(a) 12,501 1,034,397
Daimler Truck Holding AG (2)(a) 122,701 5,917,755
Deutsche Bank AG (Registered)
(2)(a) 626,326 21,211,783
Deutsche Lufthansa AG
(Registered) (2)(a) 577,366 6,615,951
Evonik Industries AG (2)(a) 71,285 1,293,502
Fraport AG Frankfurt Airport
Services Worldwide (2)(a) 9,566 798,393
Freenet AG (2)(a) 22,444 578,518
Fresenius Medical Care AG (2)(a) 241,643 10,939,363
GEA Group AG (2)(a) 4 275
Heidelberg Materials AG (2)(a) 20,926 3,992,053
HUGO BOSS AG (2)(a) 39,668 1,704,175
KION Group AG (2)(a) 80,567 3,576,469
LANXESS AG (2)(a) 258,336 4,480,465
Mercedes-Benz Group AG (2)(a) 275,693 13,866,999
INVESTMENTS SHARES VALUE ($)
Germany - 7.4% (continued)
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 19,895 11,110,574
Nordex SE (2)*(a) 146,976 7,754,522
Rational AG (2)(a) 2,258 1,654,180
Rheinmetall AG (2)(a) 10,663 12,132,171
RWE AG (2)(a) 147,766 9,556,035
Scout24 SE (2)(a)(c) 24,851 2,056,535
Siemens Energy AG (2)(a) 205,971 39,266,623
Wacker Chemie AG (2)*(a) 1,645 170,915
211,019,140
Hong Kong - 0 .5%
HKT Trust & HKT Ltd. (2)(a) 263,000 391,278
Prudential plc (2)(a) 511,058 6,787,881
Techtronic Industries Co. Ltd. (2)(a) 412,000 6,856,321
14,035,480
Italy - 3 .4%
A2A SpA (2)(a) 3,950,958 10,190,182
Amplifon SpA (2)(a) 470,587 5,098,942
Azimut Holding SpA (2)(a) 21,970 892,387
De' Longhi SpA (2)(a) 10,042 426,559
Enel SpA (2)(a) 2,019,628 23,165,919
Eni SpA (2)(a) 213,931 5,019,178
Fincantieri SpA (2)*(a) 19,901 226,549
FinecoBank Banca Fineco SpA (2)
(a)(b) 295,628 7,433,269
Hera SpA (2)(a) 402,989 1,680,892
Leonardo SpA (2)(a) 138,492 7,435,686
Pirelli & C SpA (2)*(a)(c) 1,046,683 7,926,989
Poste Italiane SpA (2)(a) 120,658 3,949,552
Reply SpA (2)(a) 8,889 931,225
Saipem SpA (2)(a) 810,147 4,073,009
Snam SpA (2)(a) 604,978 4,367,409
UniCredit SpA (2)(a) 168,257 15,078,985
97,896,732
Ivory Coast - 0 .1%
Endeavour Mining plc (2)(a) 87,305 4,276,290
Japan - 29 .0%
Advantest Corp. (2)(a) 32,300 6,645,029
ANA Holdings, Inc. (2)(a) 184,200 3,372,168
Asahi Group Holdings Ltd. (2)(a) 448,100 4,259,935
Asahi Intecc Co. Ltd. (2)(a) 123,700 2,900,281
Astellas Pharma, Inc. (2)(a) 1,507,800 20,169,336
Bandai Namco Holdings, Inc. (2)(a) 388,100 8,996,580
BayCurrent, Inc. (2)(a) 185,300 6,915,839
Brother Industries Ltd. (2)(a) 348,400 7,925,657
Canon, Inc. (2)(a) 523,700 13,412,157
Central Japan Railway Co. (2)(a) 347,300 7,413,129
Chubu Electric Power Co., Inc. (2)
(a) 500,800 9,462,295
Concordia Financial Group Ltd. (2)
(a) 82,500 888,482
CyberAgent, Inc. (2)(a) 149,100 1,256,989
Dai Nippon Printing Co. Ltd. (2)(a) 41,000 752,288
Daiichi Life Group, Inc. (2)(a) 281,900 3,077,995
Daiichi Sankyo Co. Ltd. (2)(a) 183,300 2,947,512
Denso Corp. (2)(a) 358,300 4,125,468

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 29.0% (continued)
Dentsu Group, Inc. (2)*(a) 83,200 1,591,880
Disco Corp. (2)(a) 21,600 11,237,052
Eisai Co. Ltd. (2)(a) 162,300 4,091,300
ENEOS Holdings, Inc. (2)(a) 448,400 3,319,222
Fujikura Ltd. (2)(a)(b) 37,800 1,498,463
Fujitsu Ltd. (2)(a) 100,500 1,996,935
Fukuoka Financial Group, Inc. (2)
(a) 363,200 15,407,788
Furukawa Electric Co. Ltd. (2)(a) 197,000 5,925,207
Hitachi Ltd. (2)(a) 172,700 4,779,662
Honda Motor Co. Ltd. (2)(a) 1,891,900 17,041,790
Hoya Corp. (2)(a) 77,700 12,533,117
Idemitsu Kosan Co. Ltd. (2)(a) 966,880 7,142,652
Iida Group Holdings Co. Ltd. (2)(a) 172,800 2,330,516
Inpex Corp. (2)(a) 45,700 922,145
Isetan Mitsukoshi Holdings Ltd. (2)
(a) 980,800 25,051,906
Japan Airlines Co. Ltd. (2)(a) 641,500 11,209,818
Japan Post Bank Co. Ltd. (2)(a) 629,100 11,973,252
Japan Post Holdings Co. Ltd. (2)(a) 1,326,100 17,824,327
JFE Holdings, Inc. (2)(a) 961,500 9,282,797
Kajima Corp. (2)(a) 331,400 12,080,518
Kandenko Co. Ltd. (2)(a) 50,200 2,095,419
Kawasaki Kisen Kaisha Ltd. (2)(a) 142,400 2,182,640
Kinden Corp. (2)(a) 103,200 5,094,228
Kirin Holdings Co. Ltd. (2)(a) 837,500 14,443,683
Kobe Bussan Co. Ltd. (2)(a) 250,100 4,043,294
Kobe Steel Ltd. (2)(a) 1,176,200 13,643,209
Kokusai Electric Corp. (2)(a) 117,600 8,082,080
Kyocera Corp. (2)(a) 222,600 4,936,830
Kyoto Financial Group, Inc. (2)(a) 174,900 4,866,961
Kyushu Electric Power Co., Inc. (2)
(a) 527,400 5,346,004
LY Corp. (2)(a) 4,391,900 11,689,312
MatsukiyoCocokara & Co. (a) 347,100 5,126,607
Mazda Motor Corp. (2)(a) 1,279,400 8,556,728
MINEBEA MITSUMI, Inc. (2)(a) 299,800 8,892,925
Mitsubishi Chemical Group Corp.
(2)(a) 337,400 2,367,516
Mitsubishi Heavy Industries Ltd. (2)
(a) 710,300 16,139,934
Mitsui & Co. Ltd. (2)(a) 67,000 1,870,840
Mitsui Chemicals, Inc. (2)(a) 659,900 8,746,685
Mitsui OSK Lines Ltd. (2)(a) 234,000 7,496,061
Murata Manufacturing Co. Ltd. (2)
(a) 238,800 17,142,212
Nexon Co. Ltd. (2)(a) 816,100 10,846,041
NGK Corp. (2)(a) 47,300 2,229,210
Nintendo Co. Ltd. (2)(a) 248,000 10,425,922
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 269,700 8,403,291
Nippon Steel Corp. (2)(a) 3,022,400 10,013,615
Nippon Yusen KK (2)(a) 445,100 14,396,484
Nissan Motor Co. Ltd. (2)*(a) 2,381,200 4,408,662
Nomura Holdings, Inc. (2)(a) 483,700 4,246,853
NTT, Inc. (2)(a) 12,672,900 11,272,910
Obayashi Corp. (2)(a) 569,000 11,498,659
Obic Co. Ltd. (2)(a) 535,000 12,564,383
Oji Holdings Corp. (2)(a) 598,900 2,942,138
Omron Corp. (2)(a) 412,800 14,918,591
INVESTMENTS SHARES VALUE ($)
Japan - 29.0% (continued)
Ono Pharmaceutical Co. Ltd. (2)(a) 155,100 2,279,886
ORIX Corp. (2)(a) 196,300 7,477,368
Pan Pacific International Holdings
Corp. (2)(a) 1,485,644 7,530,051
Rakuten Group, Inc. (2)*(a) 1,928,700 9,002,552
Recruit Holdings Co. Ltd. (2)(a) 405,600 28,221,231
Resona Holdings, Inc. (2)(a) 739,500 9,641,631
Rohm Co. Ltd. (2)(a) 122,700 4,149,040
Sanwa Holdings Corp. (2)(a) 318,800 7,474,007
Seiko Epson Corp. (2)(a) 351,700 5,886,745
Sekisui Chemical Co. Ltd. (2)(a) 150,900 2,419,749
Seven & i Holdings Co. Ltd. (2)(a) 788,200 9,452,390
Shimamura Co. Ltd. (2)(a) 234,954 4,838,158
Shimizu Corp. (2)(a) 622,000 9,850,024
Shin-Etsu Chemical Co. Ltd. (2)(a) 225,200 9,816,354
Shionogi & Co. Ltd. (2)(a) 242,300 4,140,064
Shiseido Co. Ltd. (2)(a) 65,100 1,050,778
Shizuoka Financial Group, Inc. (2)
(a) 709,700 13,324,005
Skylark Holdings Co. Ltd. (2)(a) 230,700 3,983,746
SoftBank Corp. (2)(a) 5,543,500 7,078,660
Sojitz Corp. (2)(a) 215,600 6,916,443
Sony Financial Group, Inc. (2) 5,471,800 4,767,772
Sony Group Corp. (2)(a) 462,200 9,301,343
Square Enix Holdings Co. Ltd. (2)
(a) 460,600 6,841,462
Subaru Corp. (2)(a) 378,100 5,531,716
Sumitomo Chemical Co. Ltd. (2)
(a)(b) 396,700 1,265,975
Sumitomo Corp. (2)(a) 922,800 8,869,656
Sumitomo Metal Mining Co. Ltd.
(2)(a) 141,500 6,562,862
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 431,800 16,123,401
Sysmex Corp. (2)(a) 182,600 1,642,653
Taisei Corp. (2)(a) 31,900 2,823,866
Takeda Pharmaceutical Co. Ltd.
(2)(a) 101,000 3,219,339
TBS Holdings, Inc. (2)(a) 107,900 4,161,142
Terumo Corp. (2)(a) 100,926 1,378,401
Tokyo Century Corp. (2)(a) 108,600 1,674,212
Tokyo Electron Ltd. (2)(a) 43,300 20,994,185
Tokyo Gas Co. Ltd. (2)(a) 221,500 8,387,270
Tokyu Corp. (2)(a) 192,700 1,988,228
Tosoh Corp. (2)(a) 121,700 2,210,196
Trend Micro, Inc. (2)(a) 16,400 607,600
USS Co. Ltd. (2)(a) 634,000 7,446,986
Yamato Holdings Co. Ltd. (2)(a) 311,700 3,526,981
Yamazaki Baking Co. Ltd. (2)(a) 3,900 76,602
Yokogawa Electric Corp. (2)(a) 147,400 5,180,107
831,806,251
Macau - 0 .0% †
Galaxy Entertainment Group Ltd.
(2)(a) 171,000 643,736
Netherlands - 3 .7%
Aalberts NV (2)(a) 20,454 913,205
ABN AMRO Bank NV, CVA (2)(a)(c) 102,329 4,352,241
Argenx SE (2)*(a) 11,537 10,693,234

Schedule of Investments
June 30, 2026 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Netherlands - 3.7% (continued)
ASM International NV (2)(a) 8,573 9,858,792
ASML Holding NV (2)(a) 14,022 27,766,026
ASR Nederland NV (2)(a)(b) 27,074 2,044,652
BE Semiconductor Industries NV
(2)(a) 6,597 2,178,674
Heineken NV (2)(a) 96,449 8,098,109
Koninklijke Ahold Delhaize NV (a) 153,418 6,173,904
Koninklijke KPN NV (2)(a) 1,462,262 7,221,789
Koninklijke Vopak NV (2)(a) 14,357 747,612
NN Group NV (2)(a) 122,840 10,769,247
NXP Semiconductors NV (a)(b) 14,494 4,073,249
SBM Offshore NV (2)(a) 14,832 512,755
Wolters Kluwer NV (2)(a)(b) 163,227 10,554,206
105,957,695
Nigeria - 0 .0% †
Airtel Africa plc (2)(a)(c) 317,215 1,379,024
Norway - 1 .0%
Equinor ASA (2)(a) 186,292 5,874,417
Frontline plc (a) 29,006 1,006,280
Kongsberg Gruppen ASA (a) 270,473 8,150,941
Norsk Hydro ASA (2)(a) 5 45
Storebrand ASA (2)(a) 233,143 4,378,775
Telenor ASA (a) 259,263 3,714,047
TOMRA Systems ASA (2)(a) 28,760 276,901
Vend Marketplaces ASA (2)(a) 225,589 5,429,878
28,831,284
Portugal - 0 .5%
Banco Comercial Portugues SA,
Class R (2) 4,036,079 4,775,459
EDP SA (2) 1,650,453 8,621,833
13,397,292
Singapore - 0 .7%
Genting Singapore Ltd. (2) 74,700 35,277
Oversea-Chinese Banking Corp.
Ltd. (2) 218,500 4,193,165
Sea Ltd., ADR *(a)(b) 81,710 7,830,270
Singapore Airlines Ltd. (2) 152,500 906,895
Singapore Technologies
Engineering Ltd. (2) 128,200 1,032,567
United Overseas Bank Ltd. (2) 158,100 4,868,663
18,866,837
South Africa - 0 .2%
Anglo American plc (2)(a) 104,009 5,101,900
Spain - 2 .6%
ACS Actividades de Construccion y
Servicios SA (2)(a) 21,726 3,194,958
Aena SME SA (2)(a)(c) 243,222 7,411,616
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 134,289 3,380,969
Banco de Sabadell SA (2)(a) 1,199,012 4,248,625
Bankinter SA (2)(a) 159,365 2,668,702
CaixaBank SA (2)(a) 365,117 5,173,039
Enagas SA (a) 473,592 9,177,501
Fluidra SA (2)(a) 80,840 1,829,411
Industria de Diseno Textil SA (2)(a) 261,780 16,500,603
INVESTMENTS SHARES VALUE ($)
Spain - 2.6% (continued)
Naturgy Energy Group SA (2)(a) 145,249 4,552,714
Repsol SA (2)(a) 385,866 9,640,711
Unicaja Banco SA (2)(a)(c) 1,828,219 6,516,496
74,295,345
Sweden - 3 .3%
Alfa Laval AB (2)(a) 126,430 7,542,265
Assa Abloy AB, Class B (2)(a) 78,127 2,760,294
Autoliv, Inc. (a)(b) 61,770 7,175,821
Axfood AB (2)(a) 6,534 173,518
Boliden AB (2)(a) 216,978 12,260,022
Electrolux AB, Class B (2)*(a)(b) 648,931 2,055,243
Essity AB, Class B (2)(a)(b) 50,769 1,437,462
Evolution AB (2)*(a)(c) 156,676 10,754,989
Getinge AB, Class B (2)(a) 32,260 659,662
Nibe Industrier AB, Class B (2)(a) 6 22
Saab AB, Class B (2)(a) 106,561 5,555,496
Skanska AB, Class B (2)(a) 19,499 521,634
Svenska Handelsbanken AB, Class
A (2)(a) 51,999 765,181
Swedbank AB, Class A (2)(a) 229,297 8,565,586
Swedish Orphan Biovitrum AB
(2)*(a) 14,043 669,392
Tele2 AB, Class B (2)(a) 106,254 1,849,032
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 1,540,725 17,278,768
Telia Co. AB (2)(a) 2,638,220 12,850,349
Volvo AB, Class B (2)(a) 93,555 3,182,345
96,057,081
Switzerland - 5 .7%
ABB Ltd. (Registered) (2)(a) 169,484 18,436,356
Accelleron Industries AG (2)(a) 61,128 6,277,630
Adecco Group AG (Registered) (2)
(a) 233,582 4,310,195
Avolta AG (2)*(a)(b) 105,901 7,074,930
BKW AG (2)(a) 9,466 1,591,665
DSM-Firmenich AG (2)(a) 76,736 7,283,581
Flughafen Zurich AG (Registered)
(2)(a) 37,731 11,671,605
Galderma Group AG (2)(a) 39,262 8,930,047
Givaudan SA (Registered) (2)(a) 2,827 11,957,534
Kuehne + Nagel International AG
(Registered) (2)(a) 54,602 13,248,719
Logitech International SA
(Registered) (2)(a) 32,767 3,073,826
Nestle SA (Registered) (2)(a) 177,879 18,244,187
Schindler Holding AG (2)(a) 3,542 1,174,161
SGS SA (Registered) (2)(a) 20,851 2,417,944
Sika AG (Registered) (2)(a) 34,737 7,163,326
Sonova Holding AG (Registered)
(2)(a) 20,123 4,776,053
Swissquote Group Holding SA
(Registered) (2)(a) 57,490 2,696,657
TE Connectivity plc (a) 38,731 7,808,557
Temenos AG (Registered) (2)(a) 7,447 609,240
UBS Group AG (Registered) (2)(a) 112,562 5,578,700
Zurich Insurance Group AG (2)(a) 24,522 18,137,278
162,462,191

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Thailand - 0 .0% †
Fabrinet *(a)(b) 2,239 1,258,497
Turkiye - 0 .0% †
Eldorado Gold Corp. (a)(b) 6 187
United Kingdom - 8 .3%
Barclays plc (2)(a) 2,410,426 16,152,266
Bellway plc (a) 43,421 1,116,206
Burberry Group plc (2)*(a)(b) 488,711 6,904,170
Centrica plc (a) 5,649,344 12,802,768
CK Hutchison Holdings Ltd. (2)(a) 92,000 779,759
Compass Group plc (2)(a) 642,790 20,768,123
Diploma plc (2)(a) 2 189
easyJet plc (2)(a) 4 30
Entain plc (2)(a) 314,185 2,328,203
Games Workshop Group plc (2)(a) 3,638 1,042,451
GSK plc (2)(a) 73,956 1,941,560
Harbour Energy plc (2)(a) 1,098,346 3,111,721
Hiscox Ltd. (2)(a) 319,946 7,839,643
Howden Joinery Group plc (2)(a) 222,755 2,476,365
Imperial Brands plc (2)(a) 74,237 2,743,716
Inchcape plc (a) 8 82
International Consolidated Airlines
Group SA (2)(a) 1,963,722 12,465,988
ITV plc (2)(a) 4,511,872 4,819,869
Kingfisher plc (2)(a) 3,065,452 11,509,768
Lloyds Banking Group plc (2)(a) 13,765,262 20,145,846
Man Group plc (2)(a) 386,417 1,498,052
NatWest Group plc (2)(a) 1,545,830 13,640,332
Next plc (2)(a) 14,387 2,775,869
Ocado Group plc (2)*(a)(b) 327 777
Pennon Group plc (2)(a) 69,676 430,395
Persimmon plc (2)(a) 45,023 627,734
Reckitt Benckiser Group plc (2)(a) 165,254 10,763,587
Rightmove plc (2)(a) 118,289 688,112
Rolls-Royce Holdings plc (2)(a) 1,399,167 26,821,530
Smiths Group plc (2)(a)(b) 2 68
TechnipFMC plc (a) 85,498 5,668,517
Tesco plc (2)(a) 1,728,750 10,538,635
Unilever plc (2)(a) 151,516 9,101,204
United Utilities Group plc (2)(a) 93,923 1,629,754
Vodafone Group plc (2)(a) 19,532,190 25,852,075
Whitbread plc (2)(a) 13,776 436,152
239,421,516
United States - 136 .8%
Abercrombie & Fitch Co., Class A
*(a) 78,222 7,040,762
Accenture plc, Class A (a) 71,765 8,930,437
Acerinox SA (2)(a) 124,497 2,182,587
Acuity, Inc. (a) 44,118 16,617,486
Adobe, Inc. *(a) 39,018 7,999,470
ADT, Inc. (a) 963,183 6,260,690
Advanced Energy Industries, Inc.
(a)(b) 21,126 7,877,252
AECOM (a) 58,121 4,056,846
Aegon Ltd. (2)(a) 945,540 8,046,919
AGCO Corp. (a) 11,210 1,341,837
Agilent Technologies, Inc. (a) 89,418 11,877,393
Airbnb, Inc., Class A *(a) 171,865 24,593,881
Akamai Technologies, Inc. *(a)(b) 32,613 3,855,183
INVESTMENTS SHARES VALUE ($)
United States - 136.8% (continued)
Albemarle Corp. (a)(b) 35,945 4,853,653
Alcoa Corp. (a) 64,921 3,384,981
Alcon AG (2)(a) 37,826 2,550,605
Alexandria Real Estate Equities,
Inc., REIT (a) 166,500 8,799,525
Allegion plc (a)(b) 17,065 2,397,462
Ally Financial, Inc. (a) 163,143 7,496,421
Alnylam Pharmaceuticals, Inc. *(a)
(b) 19,418 5,845,401
Amdocs Ltd. (a) 95,996 4,851,638
Ameren Corp. (a)(b) 30,605 3,459,589
American Financial Group, Inc. (a)
(b) 53,377 7,469,577
American Homes 4 Rent, Class A,
REIT (a) 429,335 14,391,309
American International Group, Inc.
(a) 74,291 5,536,908
American Tower Corp., REIT (a)(b) 84,923 13,890,855
American Water Works Co., Inc.
(a)(b) 55,639 7,320,980
Ameriprise Financial, Inc. (a) 39,348 18,051,288
AMETEK, Inc. (a)(b) 18,402 4,452,180
Amkor Technology, Inc. (a) 52,369 4,515,779
Amphenol Corp., Class A (a) 38,848 6,849,679
Analog Devices, Inc. (a)(b) 7,194 2,857,241
Antero Resources Corp. *(a) 147,821 5,194,430
Aon plc, Class A (a)(b) 27,389 9,084,657
AP Moller - Maersk A/S, Class B (a) 1,247 2,962,308
APA Corp. (a) 19,793 644,658
Applied Industrial Technologies,
Inc. (a) 42,159 14,256,066
Applied Materials, Inc. (a) 3,232 2,336,736
AptarGroup, Inc. (a)(b) 13,297 1,664,784
Aramark (a) 232,882 13,250,986
Arch Capital Group Ltd. *(a)(b) 55,204 5,358,100
Arista Networks, Inc. *(a) 16,233 2,757,662
Armstrong World Industries, Inc.
(a)(b) 22,505 3,610,252
Arrow Electronics, Inc. *(a) 30,502 6,509,432
Assured Guaranty Ltd. (a) 64,517 5,171,683
ATI, Inc. *(a) 29,839 5,881,267
Atlassian Corp., Class A *(a)(b) 126,671 9,853,737
Atmos Energy Corp. (a)(b) 56,752 9,776,667
Autodesk, Inc. *(a) 35,355 6,873,719
Automatic Data Processing, Inc. (a) 7,909 1,771,221
AutoNation, Inc. *(a) 29,621 5,503,286
Avantor, Inc. *(a)(b) 91,949 910,295
Avnet, Inc. (a) 145,896 12,958,483
Axis Capital Holdings Ltd. (a) 155,731 16,731,739
Ball Corp. (a) 45,750 2,854,800
Bank of America Corp. (a) 238,564 13,593,377
Bank of New York Mellon Corp.
(The) (a) 43,078 6,229,510
Bath & Body Works, Inc. (a) 343,784 7,951,724
BellRing Brands, Inc. *(a)(b) 6,679 86,426
Biogen, Inc. *(a) 22,140 4,783,568
BioMarin Pharmaceutical, Inc. *(a) 196,459 11,241,384
BJ's Wholesale Club Holdings, Inc.
*(a)(b) 56,498 4,927,756
Blackrock, Inc. (a) 13,751 13,222,412

Schedule of Investments
June 30, 2026 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 136.8% (continued)
Block, Inc., Class A *(a)(b) 63,863 4,853,588
Bloom Energy Corp., Class A *(a)(b) 4,965 1,502,906
Blue Owl Capital, Inc., Class A (a)
(b) 252,974 2,213,523
Boeing Co. (The) *(a)(b) 44,523 9,637,894
Booking Holdings, Inc. (a) 71,934 12,821,516
Booz Allen Hamilton Holding Corp.,
Class A (a) 34,326 2,082,558
Boston Beer Co., Inc. (The), Class
A *(a) 13,769 2,437,526
Boston Scientific Corp. *(a) 99,607 4,251,227
BP plc (2)(a) 640,702 3,949,125
Bright Horizons Family Solutions,
Inc. *(a) 151,205 10,717,410
Bristol-Myers Squibb Co. (a) 420,665 24,238,717
Broadcom, Inc. (a) 14,914 5,633,764
Broadridge Financial Solutions,
Inc. (a) 95,995 13,146,515
Bruker Corp. (a) 96,557 5,810,800
Brunswick Corp. (a)(b) 81,702 6,882,576
Burlington Stores, Inc. *(a)(b) 28,580 9,054,144
BXP, Inc., REIT (a) 48,350 3,206,089
CACI International, Inc., Class A
*(a)(b) 1,440 667,094
Capital One Financial Corp. (a) 122,461 24,568,125
Capri Holdings Ltd. *(a)(b) 62,074 1,152,714
CarMax, Inc. *(a)(b) 20,005 1,058,064
Carnival Corp. Ltd. (a) 211,953 6,055,497
Carpenter Technology Corp. (a) 30,597 18,873,453
Carrier Global Corp. (a) 133,186 9,769,193
Casey's General Stores, Inc. (a) 7,363 5,852,039
CBRE Group, Inc., Class A *(a)(b) 76,218 10,265,802
CDW Corp. (a) 42,585 5,989,154
Celsius Holdings, Inc. *(a)(b) 155,989 4,567,358
Centene Corp. *(a) 339,845 21,814,651
Charles Schwab Corp. (The) (a)(b) 16,414 1,514,520
Charter Communications, Inc.,
Class A *(a)(b) 52,022 7,398,049
Chemed Corp. (a)(b) 34,455 16,047,072
Cheniere Energy, Inc. (a)(b) 11,172 2,670,220
Chevron Corp. (a) 106,412 17,638,853
Chewy, Inc., Class A *(a)(b) 644,672 12,667,805
Chipotle Mexican Grill, Inc., Class
A *(a)(b) 230,546 7,838,564
Chord Energy Corp. (a)(b) 59,723 6,826,339
Chubb Ltd. (a) 54,852 18,690,270
Ciena Corp. *(a)(b) 11,220 5,504,083
Cincinnati Financial Corp. (a) 34,802 6,443,242
Citigroup, Inc. (a) 53,802 7,530,128
Citizens Financial Group, Inc. (a) 110,324 7,730,403
Clean Harbors, Inc. *(a)(b) 18,599 5,556,451
Cloudflare, Inc., Class A *(a)(b) 31,184 7,648,812
CMS Energy Corp. (a)(b) 42,743 3,269,840
CNA Financial Corp. (a) 123,086 5,983,210
CNO Financial Group, Inc. (a) 67,971 3,465,162
Coca-Cola Consolidated, Inc. (a) 62,739 11,978,130
Colgate-Palmolive Co. (a) 50,703 4,648,451
Columbia Sportswear Co. (a) 113,898 7,041,174
Comfort Systems USA, Inc. (a) 9,011 17,859,351
Commerce Bancshares, Inc. (a) 116,213 6,711,301
INVESTMENTS SHARES VALUE ($)
United States - 136.8% (continued)
Commercial Metals Co. (a) 27,966 1,754,867
Commvault Systems, Inc. *(a) 54,404 7,710,679
Concentrix Corp. (a) 103,035 2,308,499
ConocoPhillips (a) 61,008 6,342,392
Consolidated Edison, Inc. (a)(b) 68,698 7,600,060
Constellation Energy Corp. (a)(b) 25,482 6,328,964
Cooper Cos., Inc. (The) *(a)(b) 204,376 14,655,803
Copart, Inc. *(a)(b) 363,421 10,244,838
COPT Defense Properties, REIT (a) 122,209 4,447,186
Corcept Therapeutics, Inc. *(a)(b) 67,557 5,874,081
Corpay, Inc. *(a)(b) 25,556 8,517,048
CoStar Group, Inc. *(a)(b) 191,627 5,426,877
Costco Wholesale Corp. (a) 18,625 17,423,129
Crane Co. (a)(b) 58,146 12,970,628
Crowdstrike Holdings, Inc., Class
A *(a)(b) 2,089 1,594,199
Crown Holdings, Inc. (a) 63,524 7,103,254
Cullen/Frost Bankers, Inc. (a)(b) 5,374 830,390
Cummins, Inc. (a) 20,378 14,533,793
Curtiss-Wright Corp. (a) 11,515 8,725,606
Danaher Corp. (a) 81,674 15,557,264
Darden Restaurants, Inc. (a) 42,677 8,791,889
Darling Ingredients, Inc. *(a)(b) 90,641 4,950,811
Datadog, Inc., Class A *(a) 15,223 3,963,460
DaVita, Inc. *(a) 11,689 2,600,569
Delta Air Lines, Inc. (a) 99,895 9,356,166
Dexcom, Inc. *(a) 36,297 2,444,603
Docusign, Inc., Class A *(a) 195,127 8,667,541
Dollar General Corp. (a) 98,960 11,391,286
Domino's Pizza, Inc. (a) 31,330 9,274,933
DoubleVerify Holdings, Inc. *(a) 411,485 4,460,497
Dover Corp. (a) 57,208 12,830,610
Dow, Inc. (a)(b) 458,800 12,552,768
DR Horton, Inc. (a)(b) 58,734 9,566,594
DraftKings, Inc., Class A *(a)(b) 626,191 15,817,585
DTE Energy Co. (a) 81,778 12,460,514
Duolingo, Inc., Class A *(a)(b) 82,101 9,443,257
Dynatrace, Inc. *(a) 210,347 9,236,337
Eagle Materials, Inc. (a)(b) 20,601 4,635,225
East West Bancorp, Inc. (a) 105,957 13,677,989
Edison International (a) 316,235 23,543,696
Edwards Lifesciences Corp. *(a) 26,459 2,393,481
Elastic NV *(a) 294,297 16,780,815
Elevance Health, Inc. (a) 4,668 1,805,256
Eli Lilly & Co. (a) 5,462 6,551,287
EMCOR Group, Inc. (a) 21,495 17,838,271
Encompass Health Corp. (a) 23,711 2,396,708
EnerSys (a) 37,141 8,684,309
EOG Resources, Inc. (a) 150,699 19,550,181
EPR Properties, REIT (a) 38,841 2,253,166
EQT Corp. (a)(b) 40,582 2,157,745
Equifax, Inc. (a)(b) 74,549 11,832,417
Equinix, Inc., REIT (a) 12,562 13,094,503
Essent Group Ltd. (a)(b) 65,052 4,181,543
Estee Lauder Cos., Inc. (The),
Class A (a)(b) 31,693 2,502,162
Evercore, Inc., Class A (a) 27,577 9,415,891
Everest Group Ltd. (a) 34,553 12,343,368
Everforth, Inc. *(a)(b) 64,680 1,155,832
Eversource Energy (a) 181,677 13,129,797

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 136.8% (continued)
Exelixis, Inc. *(a) 231,455 12,593,467
ExlService Holdings, Inc. *(a) 423,538 10,952,693
Expand Energy Corp. (a) 119,606 10,906,871
Expedia Group, Inc. (a)(b) 14,865 3,803,656
Experian plc (2)(a) 491 16,548
Exponent, Inc. (a) 64 3,761
FactSet Research Systems, Inc. (a) 56,332 12,960,867
Federal Realty Investment Trust,
REIT (a) 53,224 6,569,971
FedEx Corp. (a) 50,289 15,746,995
Fedex Freight Holding Co., Inc. *(a) 24,537 3,705,087
Fidelity National Financial, Inc. (a)
(b) 280,166 13,212,629
Fidelity National Information
Services, Inc. (a)(b) 200,476 7,794,507
First Financial Bankshares, Inc. (a)
(b) 59,468 2,057,593
First Hawaiian, Inc. (a) 81,466 2,386,954
First Horizon Corp. (a) 306,310 7,853,788
First Industrial Realty Trust, Inc.,
REIT (a) 56,009 3,433,912
FirstCash Holdings, Inc. (a)(b) 12,230 2,645,594
FirstEnergy Corp. (a)(b) 33,399 1,587,788
Five Below, Inc. *(a)(b) 44,390 7,980,878
Fluor Corp. *(a) 27,730 1,452,775
FMC Corp. (a) 184,692 2,123,958
FNB Corp. (a) 184,260 3,515,681
Ford Motor Co. (a)(b) 710,002 9,869,028
Fortinet, Inc. *(a) 85,571 13,145,417
Freeport-McMoRan, Inc. (a) 179,847 11,310,578
Gap, Inc. (The) (a) 427,009 7,976,528
Garmin Ltd. (a) 22,671 5,385,269
Gartner, Inc. *(a)(b) 129,543 16,791,364
Gates Industrial Corp. plc *(a) 151,666 4,242,098
GE Aerospace (a) 12,191 4,556,142
GE Vernova, Inc. (a) 15,491 18,199,756
General Dynamics Corp. (a) 36,602 12,965,892
General Mills, Inc. (a) 514,739 17,912,917
General Motors Co. (a) 136,831 10,546,933
Genpact Ltd. (a) 532,385 14,640,588
Genuine Parts Co. (a)(b) 91,763 10,826,199
GFL Environmental, Inc. (a) 19,702 724,456
Gitlab, Inc., Class A *(a)(b) 158,830 4,849,080
GoDaddy, Inc., Class A *(a) 75,817 6,435,347
Goldman Sachs Group, Inc. (The)
(a)(b) 7,444 7,528,638
Goodyear Tire & Rubber Co. (The)
*(a)(b) 815,621 5,383,099
Graham Holdings Co., Class B (a) 2,576 2,940,298
Grand Canyon Education, Inc. *(a)
(b) 8,361 1,196,543
Graphic Packaging Holding Co. (a)
(b) 548,777 5,800,573
Greif, Inc., Class A (a)(b) 17,965 1,338,213
H&R Block, Inc. (a) 90,998 3,465,204
Haemonetics Corp. *(a) 37,749 2,831,175
Halliburton Co. (a)(b) 220,195 7,475,620
Halozyme Therapeutics, Inc. *(a)(b) 44,497 3,482,780
Hanover Insurance Group, Inc.
(The) (a) 21,373 4,576,387
INVESTMENTS SHARES VALUE ($)
United States - 136.8% (continued)
Hayward Holdings, Inc. *(a) 154,959 2,682,340
HealthEquity, Inc. *(a)(b) 83,988 7,585,796
Hewlett Packard Enterprise Co. (a) 203,592 9,184,035
Hilton Worldwide Holdings, Inc. (a)
(b) 49,656 16,409,322
Holcim AG (2)(a) 86,584 7,806,650
Home Depot, Inc. (The) (a)(b) 23,508 8,290,801
Honeywell Aerospace, Inc. *(a) 18,867 4,171,116
Honeywell International, Inc. (a) 18,867 4,224,321
Host Hotels & Resorts, Inc., REIT
(a) 153,128 3,630,665
Huntington Ingalls Industries, Inc.
(a)(b) 26,085 7,300,931
Huntsman Corp. (a)(b) 236,631 2,513,021
Illinois Tool Works, Inc. (a) 40,045 10,830,971
Illumina, Inc. *(a)(b) 19,827 3,486,181
Incyte Corp. *(a)(b) 41,425 4,695,938
Ingram Micro Holding Corp. (a) 5 137
Ingredion, Inc. (a) 40,593 3,844,563
Inspire Medical Systems, Inc. *(a)
(b) 96,558 4,307,452
Insulet Corp. *(a) 83,817 12,761,138
Intel Corp. *(a) 41,800 5,836,534
Intercontinental Exchange, Inc. (a) 28,014 3,448,804
InterContinental Hotels Group plc
(2)(a) 77,196 13,268,651
International Business Machines
Corp. (a)(b) 60,695 17,068,041
International Paper Co. (a)(b) 404,681 15,418,346
Invesco Ltd. (a) 192,099 5,069,493
Invitation Homes, Inc., REIT (a) 268,885 8,123,016
IPG Photonics Corp. *(a)(b) 14,996 1,759,331
IQVIA Holdings, Inc. *(a)(b) 34,215 6,611,022
Iridium Communications, Inc. (a) 117,267 6,432,095
Iron Mountain, Inc., REIT (a)(b) 65,800 8,311,198
ITT, Inc. (a)(b) 55,173 10,911,012
J M Smucker Co. (The) (a)(b) 20,114 2,262,825
Jabil, Inc. (a) 13,709 5,284,545
Jacobs Solutions, Inc. (a) 40,336 5,082,336
Jazz Pharmaceuticals plc *(a) 49,936 12,033,078
JB Hunt Transport Services, Inc. (a) 80,961 23,432,542
Jefferies Financial Group, Inc. (a) 142,393 7,116,802
Johnson Controls International plc
(a) 29,727 4,343,412
Jones Lang LaSalle, Inc. *(a) 11,473 3,556,056
JPMorgan Chase & Co. (a) 31,088 10,176,035
Keysight Technologies, Inc. *(a) 18,748 6,563,112
Kimco Realty Corp., REIT (a)(b) 74,221 1,881,502
Kinder Morgan, Inc. (a)(b) 569,352 18,202,183
KKR & Co., Inc. (a)(b) 108,400 9,948,952
KLA Corp. (a) 13,170 3,973,521
Knight-Swift Transportation
Holdings, Inc., Class A (a) 116,095 9,040,318
Kyndryl Holdings, Inc. *(a) 130,008 1,470,390
L3Harris Technologies, Inc. (a)(b) 19,841 5,765,596
Lamar Advertising Co., Class A,
REIT (a)(b) 81,866 12,769,459
Lamb Weston Holdings, Inc. (a) 238,606 10,303,007
Landstar System, Inc. (a) 35,094 7,257,790
Las Vegas Sands Corp. (a)(b) 231,349 10,686,010

Schedule of Investments
June 30, 2026 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 136.8% (continued)
Lear Corp. (a) 23,085 3,094,775
Lennar Corp., Class A (a) 86,972 7,870,096
Leonardo DRS, Inc. (a) 154,910 6,610,010
Lincoln Electric Holdings, Inc. (a) 14,974 3,975,747
Lineage, Inc., REIT (a) 111,395 4,817,834
LivaNova plc *(a) 31,329 2,576,184
LKQ Corp. (a)(b) 28,109 740,110
Lockheed Martin Corp. (a) 25,641 13,063,064
Louisiana-Pacific Corp. (a)(b) 48,629 3,825,157
Lumentum Holdings, Inc. *(a)(b) 6,491 5,569,667
LyondellBasell Industries NV, Class
A (a) 196,050 10,322,033
Macy's, Inc. (a) 37,316 878,792
Manhattan Associates, Inc. *(a) 85,883 11,959,208
ManpowerGroup, Inc. (a) 30,128 1,017,423
MarketAxess Holdings, Inc. (a)(b) 104,653 11,877,069
Marsh & McLennan Cos., Inc. (a)(b) 62,874 10,479,210
Marzetti Co. (The) (a) 49,466 5,647,039
Matador Resources Co. (a)(b) 125,535 6,249,132
Match Group, Inc. (a) 50,588 1,924,873
Mattel, Inc. *(a)(b) 393,936 5,467,832
McKesson Corp. (a)(b) 3,945 2,980,842
Medical Properties Trust, Inc., REIT 591,606 2,733,220
Medpace Holdings, Inc. *(a)(b) 23,207 12,290,195
MetLife, Inc. (a) 162,105 13,715,704
Mettler-Toledo International, Inc.
*(a) 3,135 4,004,994
MGIC Investment Corp. (a) 439,181 12,384,904
Microchip Technology, Inc. (a)(b) 77,054 7,027,325
Micron Technology, Inc. (a) 23,569 27,205,460
Microsoft Corp. (a) 95,724 35,706,965
Mid-America Apartment
Communities, Inc., REIT (a) 65,656 9,122,245
Millrose Properties, Inc., Class A,
REIT (a) 61,704 1,854,205
MKS, Inc. (a)(b) 22,180 9,865,664
Moderna, Inc. *(a)(b) 61,500 4,306,845
Mohawk Industries, Inc. *(a)(b) 96,546 11,713,926
Molina Healthcare, Inc. *(a)(b) 86,532 19,789,868
Molson Coors Beverage Co., Class
B (a)(b) 239,680 9,337,933
MongoDB, Inc., Class A *(a)(b) 26,439 8,880,860
Moody's Corp. (a)(b) 10,897 4,935,469
Mosaic Co. (The) (a)(b) 489,986 10,382,803
MSCI, Inc., Class A (a)(b) 20,542 11,504,342
Mueller Industries, Inc. (a)(b) 134,378 16,519,088
Nasdaq, Inc. (a)(b) 16,528 1,302,737
Natera, Inc. *(a) 27,734 7,528,394
National Fuel Gas Co. (a) 31,174 2,406,945
nCino, Inc. *(a)(b) 117,374 1,919,065
Neurocrine Biosciences, Inc. *(a) 52,394 8,830,223
New York Times Co. (The), Class
A (a) 219,103 15,332,828
Newell Brands, Inc. (a)(b) 1,212,757 7,446,328
NewMarket Corp. (a) 8,186 6,477,091
Newmont Corp. (a) 100,517 9,388,288
News Corp., Class A (a) 276,696 6,870,362
NNN REIT, Inc., REIT (a) 181,025 8,423,093
Northern Trust Corp. (a) 45,418 7,895,465
NOV, Inc. (a)(b) 127,978 2,373,992
INVESTMENTS SHARES VALUE ($)
United States - 136.8% (continued)
Novartis AG (Registered) (2)(a) 40,653 6,353,756
NRG Energy, Inc. (a) 43,808 6,398,596
Nutanix, Inc., Class A *(a) 386,150 19,678,204
nVent Electric plc (a) 99,911 16,945,905
NVIDIA Corp. (a) 99,164 19,841,725
NVR, Inc. *(a) 1,230 8,380,482
Occidental Petroleum Corp. (a) 305,679 14,846,829
OGE Energy Corp. (a) 83,052 4,041,310
Old Dominion Freight Line, Inc. (a)
(b) 30,118 6,523,559
Old Republic International Corp.
(a)(b) 209,358 8,566,929
Olin Corp. (a)(b) 54,007 1,070,419
ON Semiconductor Corp. *(a)(b) 51,028 4,824,187
OneMain Holdings, Inc. (a) 184,513 11,249,758
Oshkosh Corp. (a) 64,991 9,974,819
Otis Worldwide Corp. (a) 43,576 3,120,042
Ovintiv, Inc. (a) 67,565 3,557,297
Owens Corning (a) 98,375 15,637,690
PACCAR, Inc. (a)(b) 33,786 4,058,374
Palantir Technologies, Inc., Class
A *(a)(b) 37,183 4,338,141
Parker-Hannifin Corp. (a)(b) 24,711 24,170,323
Paylocity Holding Corp. *(a) 87,364 9,132,159
PBF Energy, Inc., Class A (a)(b) 108,978 4,960,679
Pegasystems, Inc. (a) 91,160 2,732,065
Penn Entertainment, Inc. *(a) 206,539 4,411,673
Penske Automotive Group, Inc. (a)
(b) 10,234 1,831,374
Pentair plc (a) 31,594 2,421,996
PepsiCo, Inc. (a) 82,430 11,161,022
Permian Resources Corp., Class
A (a) 138,647 2,552,491
Pfizer, Inc. (a) 77,790 1,873,183
PG&E Corp. (a) 2,165,169 36,418,142
Philip Morris International, Inc. (a) 79,216 14,330,967
Phillips 66 (a) 77,219 13,053,872
Pilgrim's Pride Corp. (a)(b) 13,425 377,377
Pinnacle Financial Partners, Inc.
(a)(b) 90,627 9,142,452
Planet Fitness, Inc., Class A *(a)(b) 220,666 11,512,145
PNC Financial Services Group, Inc.
(The) (a) 73,689 18,143,706
Polaris, Inc. (a) 82,170 5,623,715
Pool Corp. (a)(b) 75,853 16,300,810
Popular, Inc. (a) 30,649 5,031,953
Portland General Electric Co. (a) 69,866 3,621,155
Principal Financial Group, Inc. (a) 87,164 9,394,536
Procore Technologies, Inc. *(a)(b) 34,055 1,383,314
Procter & Gamble Co. (The) (a)(b) 5,087 745,958
Prosperity Bancshares, Inc. (a) 168,694 12,319,723
Prudential Financial, Inc. (a) 46,361 5,003,743
PVH Corp. (a)(b) 37,774 2,805,097
Rambus, Inc. *(a)(b) 18,351 2,435,912
RBC Bearings, Inc. *(a)(b) 12,688 8,171,833
Reddit, Inc., Class A *(a)(b) 4,612 800,551
Regeneron Pharmaceuticals, Inc.
(a) 24,141 15,052,879
Reinsurance Group of America,
Inc. (a) 39,462 8,391,594

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 136.8% (continued)
RenaissanceRe Holdings Ltd. (a) 22,175 7,027,258
Republic Services, Inc., Class A (a) 44,226 9,423,676
Revolution Medicines, Inc. *(a)(b) 22,318 4,179,715
Reynolds Consumer Products, Inc.
(a)(b) 84,322 2,264,046
Robert Half, Inc. (a) 143,135 4,394,245
ROBLOX Corp., Class A *(a)(b) 327,845 17,828,211
Roche Holding AG (2)(a) 51,834 21,308,251
Roivant Sciences Ltd. *(a)(b) 30,457 1,077,873
Roku, Inc., Class A *(a) 18,856 2,604,768
Ross Stores, Inc. (a) 72,887 15,513,998
Royal Gold, Inc. (a) 13,606 2,715,894
Royalty Pharma plc, Class A (a) 92,899 5,208,847
Rubrik, Inc., Class A *(a) 151,536 12,165,310
Ryder System, Inc. (a) 6,707 1,769,105
S&P Global, Inc. (a) 32,436 13,209,885
Saia, Inc. *(a)(b) 6,337 2,668,891
Salesforce, Inc. (a)(b) 25,921 4,060,784
Sandisk Corp. *(a) 1,158 2,632,979
Sanofi SA (2)(a) 469,928 40,180,553
Sarepta Therapeutics, Inc. *(a)(b) 268,419 4,823,489
Science Applications International
Corp. (a) 63,321 6,991,272
Seaboard Corp. (a)(b) 381 1,700,910
Seagate Technology Holdings plc
(a)(b) 38,853 37,493,144
Selective Insurance Group, Inc. (a) 241,916 23,468,271
Sempra (a) 149,020 13,815,644
SentinelOne, Inc., Class A *(a)(b) 723,216 12,272,976
Shell plc (2)(a) 14,787 574,549
Signify NV (2)(a)(c) 54,028 1,031,761
Simpson Manufacturing Co., Inc. (a) 3,255 681,434
SiteOne Landscape Supply, Inc.
*(a)(b) 33,925 3,881,359
Smithfield Foods, Inc. (a) 117,770 2,857,100
Smurfit Westrock plc (a)(b) 116,954 5,410,292
Snap, Inc., Class A *(a)(b) 2,587,415 11,488,123
Snowflake, Inc., Class A *(a)(b) 49,366 12,563,647
Solstice Advanced Materials, Inc.
(a)(b) 60,276 5,340,454
Solventum Corp. *(a) 54,192 4,180,913
Sotera Health Co. *(a) 212,157 3,765,787
SOUTHSTATE BANK Corp. (a)(b) 108,821 10,871,218
Southwest Airlines Co. (a) 38,971 2,003,889
SS&C Technologies Holdings, Inc.
(a) 127,560 7,915,098
State Street Corp. 53,457 9,066,307
Stellantis NV (2)*(a) 1,252,664 7,155,621
STERIS plc (a) 35,734 7,524,508
Stifel Financial Corp. (a) 281,262 19,623,650
Stryker Corp. (a) 22,741 7,159,776
Sunbelt Rentals Holdings, Inc. (2) 73,958 5,395,117
Super Micro Computer, Inc. *(a)(b) 85,782 2,515,986
Synopsys, Inc. *(a)(b) 28,961 12,918,633
Sysco Corp. (a) 54,309 4,539,146
Take-Two Interactive Software, Inc.
*(a)(b) 82,441 20,608,601
Tapestry, Inc. (a) 35,188 5,150,819
TD SYNNEX Corp. (a) 24,822 6,635,913
Tenet Healthcare Corp. *(a) 27,323 5,111,587
INVESTMENTS SHARES VALUE ($)
United States - 136.8% (continued)
Teradyne, Inc. (a) 36,586 17,701,770
Tesla, Inc. *(a)(b) 17,985 7,564,491
Texas Capital Bancshares, Inc. (a) 124,688 12,875,283
Texas Instruments, Inc. (a) 34,748 10,357,336
Texas Pacific Land Corp. (a)(b) 17,429 7,627,628
Texas Roadhouse, Inc., Class A (a) 162,368 31,374,368
Textron, Inc. (a)(b) 77,929 7,148,427
TJX Cos., Inc. (The) (a) 214,223 32,454,784
T-Mobile US, Inc. (a) 143,070 23,997,131
Toro Co. (The) (a) 113,213 11,029,210
Tradeweb Markets, Inc., Class A (a) 94,577 9,425,544
Trane Technologies plc (a) 7,837 3,849,221
Travelers Cos., Inc. (The) (a) 38,586 12,738,010
Trex Co., Inc. *(a)(b) 179,782 8,996,291
TTM Technologies, Inc. *(a)(b) 37,025 6,924,416
Tyson Foods, Inc., Class A (a) 211,328 12,098,528
Ultragenyx Pharmaceutical, Inc.
*(a)(b) 231,583 7,732,556
United Parcel Service, Inc., Class
B (a)(b) 74,135 7,969,513
UnitedHealth Group, Inc. (a) 29,386 12,213,703
Unity Software, Inc. *(a)(b) 153,387 4,383,800
Universal Display Corp. (a)(b) 36,951 3,199,587
Universal Health Services, Inc.,
Class B (a)(b) 9,796 1,456,567
Unum Group (a) 59,350 5,305,890
Valero Energy Corp. (a) 13,308 3,465,936
Veeva Systems, Inc., Class A *(a)
(b) 68,359 12,131,672
Ventas, Inc., REIT (a) 21,129 1,876,255
Veralto Corp. (a) 90,833 8,055,070
VeriSign, Inc. (a) 101,701 25,583,903
Verizon Communications, Inc. (a) 178,298 7,549,137
Versant Media Group, Inc. (a) 161,646 5,820,872
Vertex Pharmaceuticals, Inc. *(a)(b) 14,301 7,103,736
Vertiv Holdings Co., Class A (a) 11,519 3,856,792
VF Corp. (a)(b) 162,041 2,702,844
VICI Properties, Inc., Class A, REIT
(a) 173,404 4,603,876
Viking Holdings Ltd. *(a) 288,509 30,198,236
Virtu Financial, Inc., Class A (a) 5,057 301,245
Warner Music Group Corp., Class
A (a) 144,579 3,913,754
Waste Connections, Inc. (a)(b) 89,236 14,874,749
Watts Water Technologies, Inc.,
Class A (a) 12,873 5,039,136
Wells Fargo & Co. (a) 327,256 27,044,435
WESCO International, Inc. (a) 17,727 6,123,438
Western Alliance Bancorp (a)(b) 129,930 10,680,246
Western Digital Corp. (a) 23,004 14,693,115
Westinghouse Air Brake
Technologies Corp. (a) 46,265 12,473,044
Whirlpool Corp. (a)(b) 25,792 1,016,721
Woodward, Inc. (a) 17,236 7,332,884
Zions Bancorp NA (a) 13,540 936,833
ZoomInfo Technologies, Inc., Class
A *(a)(b) 583,127 1,708,562

Schedule of Investments
June 30, 2026 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 136.8% (continued)
Zscaler, Inc. *(a)(b) 54,698 7,720,623
3,925,002,292
TOTAL COMMON STOCKS
(Cost $5,829,214,379) 6,647,326,854
NO. OF
RIGHTS
RIGHTS - 0.0% †
Spain - 0 .0% †
ACS Actividades de Construccion y
Servicios SA, expiring 7/13/2026 *
(Cost $46,417) 21,726 45,602
SHARES
SHORT-TERM INVESTMENTS - 56.4%
INVESTMENT COMPANIES - 24 .9%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.52% (d)(e) 5,891,252 5,891,252
Limited Purpose Cash Investment
Fund, 3.64% (d)(f) 707,376,133 707,376,133
TOTAL INVESTMENT COMPANIES
(Cost $713,210,871) 713,267,385
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 31 .5%
U.S. Treasury Bills
3.58%, 7/23/2026 (2)(g)(h) $ 30,000,000 29,934,214
3.64%, 9/10/2026 (2)(g) 114,400,000 113,577,607
3.65%, 9/17/2026 (2)(g) 150,000,000 148,815,245
3.62%, 9/24/2026 (2)(g) 150,000,000 148,705,025
3.67%, 10/1/2026 (2)(g) 190,000,000 188,186,449
3.75%, 12/17/2026 (2)(g) 80,000,000 78,571,011
3.92%, 12/24/2026 (2)(g) 130,000,000 127,561,585
3.92%, 12/31/2026 (2)(g) 70,000,000 68,638,501
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $904,169,512) 903,989,637
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,617,380,383) 1,617,257,022
TOTAL LONG POSITIONS
(Cost $7,446,641,179) 8,264,629,478
SHARES
SHORT POSITIONS - (224.5)%
COMMON STOCKS - (223.1)%
Australia - ( 6 .4 ) %
ALS Ltd. (2) (10) (159)
Ampol Ltd. (2) (56,089) (1,269,595)
BlueScope Steel Ltd. (2) (322,135) (7,124,942)
CAR Group Ltd. (2) (252,010) (4,498,647)
Cleanaway Waste Management
Ltd. (2) (867,508) (1,412,353)
Cochlear Ltd. (2) (74,427) (6,251,554)
Coles Group Ltd. (2) (118,527) (1,996,407)
Commonwealth Bank of Australia
(2) (28,971) (3,301,659)
CSL Ltd. (2) (56,743) (4,527,229)
Domino's Pizza Enterprises Ltd. (2) (14,781) (159,929)
Endeavour Group Ltd. (2) (2,714,930) (6,106,866)
INVESTMENTS SHARES VALUE ($)
Australia - (6.4)% (continued)
Fortescue Ltd. (2) (77,620) (1,033,145)
Insurance Australia Group Ltd. (2) (510,353) (2,854,377)
Lendlease Corp. Ltd. (2) (136,570) (305,605)
Liontown Ltd. (2) (5,798,730) (6,835,528)
Lynas Rare Earths Ltd. (2) (845,186) (10,605,278)
Macquarie Group Ltd. (2) (30,292) (5,266,084)
Medibank Pvt Ltd. (2) (1,978,963) (6,799,257)
National Australia Bank Ltd. (2) (542,864) (14,254,949)
New Hope Corp. Ltd. (7,779) (28,760)
NEXTDC Ltd. (2) (1,585,724) (16,064,851)
PLS Group Ltd. (2) (871,497) (3,053,937)
Ramsay Health Care Ltd. (2) (470,308) (14,316,578)
REA Group Ltd. (2) (1,003) (96,623)
Reece Ltd. (2) (147,723) (1,762,625)
Santos Ltd. (2) (336,336) (1,668,524)
SGH Ltd. (2) (102,936) (3,324,919)
Sonic Healthcare Ltd. (2) (168,952) (2,431,344)
Telix Pharmaceuticals Ltd. (2) (577,402) (6,695,770)
Treasury Wine Estates Ltd. (2) (2,808,578) (9,291,818)
Washington H Soul Pattinson & Co.
Ltd. (2) (161,596) (5,165,373)
Westpac Banking Corp. (2) (519,595) (12,660,279)
WiseTech Global Ltd. (2) (125,694) (2,883,642)
Woodside Energy Group Ltd. (2) (533,075) (10,309,156)
Woolworths Group Ltd. (2) (362,301) (10,010,338)
(184,368,100)
Austria - ( 0 .0 ) % †
Mondi plc (2) (107,067) (972,027)
Belgium - ( 1 .0 ) %
Anheuser-Busch InBev SA/NV (2) (102,710) (8,486,908)
D'ieteren Group (2) (40,630) (7,931,391)
Elia Group SA/NV (2) (26,638) (4,241,812)
Financiere de Tubize SA (2) (10,370) (2,739,626)
Lotus Bakeries NV (2) (407) (5,398,158)
UCB SA (2) (2,524) (755,613)
(29,553,508)
Brazil - ( 0 .1 ) %
Yara International ASA (2) (76,553) (3,366,635)
Canada - ( 8 .2 ) %
Alimentation Couche-Tard, Inc. (76,847) (4,898,268)
AtkinsRealis Group, Inc. (74,839) (4,647,854)
BCE, Inc. (776,956) (16,736,123)
Bombardier, Inc., Class B (27,357) (6,298,717)
Brookfield Asset Management Ltd.,
Class A (259,070) (11,621,388)
Brookfield Corp., Class A (81,749) (3,487,842)
Brookfield Renewable Corp. (5,568) (206,977)
CAE, Inc. (137,463) (3,441,785)
Canadian Imperial Bank of
Commerce (71,330) (8,214,078)
Canadian Tire Corp. Ltd., Class A (29,187) (4,020,222)
Canadian Utilities Ltd., Class A (19,580) (727,839)
Capital Power Corp. (11,236) (585,548)
Capstone Copper Corp. (146,160) (1,342,827)
CGI, Inc. (70,654) (4,566,792)
Element Fleet Management Corp. (19,151) (395,240)
Emera, Inc. (86,888) (4,608,908)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - (8.2)% (continued)
Enbridge, Inc. (283,134) (15,354,018)
Equinox Gold Corp. (258,512) (2,519,045)
Fortis, Inc. (66,678) (3,819,910)
G Mining Ventures Corp. (127,090) (3,721,521)
Gildan Activewear, Inc. (148,109) (7,635,981)
Hudbay Minerals, Inc. (21,073) (497,610)
Hydro One Ltd. (c) (186,676) (7,700,015)
IGM Financial, Inc. (6,155) (343,630)
Keyera Corp. (272,301) (10,938,119)
Loblaw Cos. Ltd. (15) (680)
National Bank of Canada (46,765) (7,383,149)
NexGen Energy Ltd. (334,130) (3,138,101)
Nutrien Ltd. (21,982) (1,384,870)
Open Text Corp. (498,004) (11,022,278)
Pembina Pipeline Corp. (40,671) (1,881,778)
RB Global, Inc. (36,932) (4,299,554)
Restaurant Brands International,
Inc. (149,872) (10,870,673)
Rogers Communications, Inc.,
Class B (695,716) (22,633,763)
Royal Bank of Canada (99,509) (20,605,537)
Shopify, Inc., Class A (60,004) (6,864,974)
Sun Life Financial, Inc. (107,439) (8,435,278)
Toronto-Dominion Bank (The) (78,356) (9,527,029)
Triple Flag Precious Metals Corp. (395) (11,834)
(236,389,755)
Chile - ( 0 .2 ) %
Antofagasta plc (2) (105,474) (5,353,136)
Lundin Mining Corp. (53,628) (1,306,810)
(6,659,946)
China - ( 0 .5 ) %
Prosus NV (2) (167,589) (7,282,347)
Yangzijiang Shipbuilding Holdings
Ltd. (2) (2,288,224) (6,070,213)
(13,352,560)
Congo, Democratic Republic of the - ( 0 .1 ) %
Ivanhoe Mines Ltd., Class A (356,912) (2,795,905)
Denmark - ( 2 .3 ) %
ALK-Abello A/S (2) (8,622) (322,493)
Ambu A/S, Class B (2) (67,226) (627,955)
Carlsberg A/S, Class B (2) (95,692) (12,522,206)
Coloplast A/S, Class B (2) (32,210) (1,834,501)
Demant A/S (2) (177,966) (7,309,860)
DSV A/S (2) (58,424) (13,902,189)
Novo Nordisk A/S, Class B (2) (178,983) (8,596,009)
Novonesis Novozymes, Class B (203,962) (12,873,802)
ROCKWOOL A/S, Class B (2) (31,472) (1,009,429)
Tryg A/S (2) (184,351) (4,196,383)
Vestas Wind Systems A/S (2) (113,901) (3,224,924)
(66,419,751)
Finland - ( 0 .8 ) %
Kesko OYJ, Class B (2) (49,274) (1,101,636)
Kone OYJ, Class B (2) (29,282) (1,665,707)
Metso OYJ (2) (163,746) (2,847,382)
Neste OYJ (2) (112,915) (3,686,677)
Nokia OYJ (2) (410,620) (5,476,122)
INVESTMENTS SHARES VALUE ($)
Finland - (0.8)% (continued)
Orion OYJ, Class B (2) (23,330) (1,916,502)
Stora Enso OYJ, Class R (2) (208,794) (2,227,364)
UPM-Kymmene OYJ (2) (163,682) (4,338,786)
(23,260,176)
France - ( 6 .7 ) %
Accor SA (2) (151,195) (8,770,057)
Aeroports de Paris SA (2) (24,741) (3,226,092)
Air Liquide SA (2) (26,993) (5,345,341)
Airbus SE (2) (45,835) (10,197,913)
Alstom SA (2) (32,351) (565,189)
Amundi SA (2)(c) (26,776) (2,570,336)
Arkema SA (2) (20,774) (1,310,424)
AXA SA (2) (122,873) (6,157,098)
BioMerieux (2) (51,807) (4,066,920)
Bollore SE (2) (217,132) (1,006,716)
Bureau Veritas SA (2) (233,841) (7,162,266)
Capgemini SE (2) (51,796) (5,199,933)
Cie de Saint-Gobain SA (2) (115,287) (10,454,500)
Cie Generale des Etablissements
Michelin SCA (2) (388,338) (15,001,610)
Danone SA (2) (49,992) (4,086,263)
Dassault Systemes SE (2) (444,052) (9,057,446)
Edenred SE (2) (109,250) (2,808,396)
Elis SA (2) (77,807) (2,410,234)
Engie SA (2) (520,655) (16,387,368)
EssilorLuxottica SA (2) (18,046) (3,388,528)
FDJ UNITED (2) (222,089) (5,428,601)
Forvia SE (2) (50,643) (507,039)
Gaztransport Et Technigaz SA (2) (3,206) (679,428)
Getlink SE (2) (126,791) (2,695,132)
Kering SA (2) (19,730) (5,580,962)
L'Oreal SA (2) (17,394) (7,624,779)
Pernod Ricard SA (2) (115,490) (8,394,713)
Publicis Groupe SA (2) (102,555) (10,134,782)
Remy Cointreau SA (2) (54,213) (2,666,153)
Sartorius Stedim Biotech (2) (14,992) (3,108,638)
Sodexo SA (2) (208,199) (12,042,394)
SPIE SA (2) (164,949) (9,496,439)
Technip Energies NV (2) (80,137) (3,029,290)
Teleperformance SE (2) (30,077) (1,581,461)
(192,142,441)
Germany - ( 5 .1 ) %
Auto1 Group SE (2)(c) (42,078) (1,115,899)
BASF SE (2) (126,489) (6,761,228)
Bayer AG (Registered) (2) (183,550) (10,151,820)
Bayerische Motoren Werke AG (2) (30,905) (2,028,873)
Beiersdorf AG (2) (59,033) (5,084,134)
Brenntag SE (2) (11,380) (691,987)
Carl Zeiss Meditec AG (2) (31,189) (948,335)
CTS Eventim AG & Co. KGaA (2) (151,393) (8,842,678)
Deutsche Telekom AG (Registered)
(2) (228,649) (6,233,954)
E.ON SE (2) (358,376) (7,369,607)
Hannover Rueck SE (2) (12,878) (3,566,383)
Hensoldt AG (2) (60,458) (4,696,056)
HOCHTIEF AG (2) (15,536) (9,005,413)
Infineon Technologies AG (2) (110,207) (10,381,714)
Knorr-Bremse AG (2) (8,331) (969,393)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - (5.1)% (continued)
Merck KGaA (2) (61,697) (10,343,175)
MTU Aero Engines AG (2) (30,743) (12,810,711)
Nemetschek SE (2) (1,814) (110,438)
Puma SE (2) (49,891) (1,516,448)
RENK Group AG (2) (54,431) (2,627,471)
Schaeffler AG (2) (248,076) (2,414,646)
Siemens AG (Registered) (2) (27,430) (8,818,945)
Siemens Healthineers AG (2)(c) (169,503) (6,611,054)
Symrise AG, Class A (2) (69,602) (6,981,769)
Talanx AG (2) (3,096) (391,596)
TeamViewer SE (2)(c) (250,685) (1,409,988)
Zalando SE (2)(c) (455,540) (13,199,753)
(145,083,468)
Italy - ( 4 .2 ) %
Banca Generali SpA (2) (6,821) (509,235)
Banca Monte dei Paschi di Siena
SpA (2) (987,769) (12,275,422)
BPER Banca SpA (2) (859,625) (13,505,661)
Brunello Cucinelli SpA (2) (47,994) (4,540,116)
Coca-Cola HBC AG (2) (94,055) (6,131,054)
Davide Campari-Milano NV (2) (64,220) (400,058)
DiaSorin SpA (2) (26,198) (2,030,158)
ERG SpA (2) (18,814) (514,283)
Ferrari NV (2) (46,804) (17,396,827)
Generali (2) (326,211) (15,903,733)
Infrastrutture Wireless Italiane SpA
(2)(c) (251,379) (1,770,817)
Interpump Group SpA (2) (3,113) (120,515)
Intesa Sanpaolo SpA (2) (233,215) (1,602,954)
Italgas SpA (732,620) (8,483,923)
Moncler SpA (2) (130,202) (7,577,402)
Prysmian SpA (2) (76,926) (12,949,970)
Recordati Industria Chimica e
Farmaceutica SpA (2) (25,045) (1,468,113)
Technoprobe SpA (2) (206,141) (8,271,626)
Terna - Rete Elettrica Nazionale (2) (446,261) (5,211,021)
Unipol Assicurazioni SpA (2) (25,964) (725,706)
(121,388,594)
Japan - ( 28 .9 ) %
ABC-Mart, Inc. (56,400) (971,421)
Aeon Co. Ltd. (2) (377,300) (3,120,325)
AGC, Inc. (2) (88,700) (3,832,669)
Aisin Corp. (2) (42,600) (578,367)
Ajinomoto Co., Inc. (2) (26,100) (951,584)
Allegro MicroSystems, Inc. (107,584) (7,489,998)
Asahi Kasei Corp. (2) (78,200) (869,748)
Asics Corp. (2) (338,600) (9,209,483)
Azbil Corp. (2) (471,600) (5,022,374)
Bridgestone Corp. (2) (137,300) (2,895,054)
Capcom Co. Ltd. (2) (582,500) (10,715,306)
Chiba Bank Ltd. (The) (2) (586,500) (8,984,601)
Chugai Pharmaceutical Co. Ltd. (2) (99,100) (4,577,747)
Daifuku Co. Ltd. (2) (364,600) (16,151,798)
Daikin Industries Ltd. (2) (42,300) (6,452,391)
Daiwa Securities Group, Inc. (2) (923,300) (9,157,054)
East Japan Railway Co. (2) (265,400) (5,546,336)
Ebara Corp. (2) (701,700) (27,480,344)
FANUC Corp. (2) (85,800) (3,950,757)
INVESTMENTS SHARES VALUE ($)
Japan - (28.9)% (continued)
Fuji Electric Co. Ltd. (2) (95,000) (8,046,944)
Hankyu Hanshin Holdings, Inc. (2) (47,700) (1,255,047)
Hikari Tsushin, Inc. (2) (10,700) (2,351,165)
Hirose Electric Co. Ltd. (2) (10,800) (1,939,396)
Hitachi Construction Machinery Co.
Ltd. (2) (128,700) (4,219,247)
Hoshizaki Corp. (2) (50,700) (1,658,783)
Ibiden Co. Ltd. (2) (106,700) (16,109,706)
IHI Corp. (2) (689,400) (11,639,298)
Isuzu Motors Ltd. (2) (971,100) (12,931,362)
ITOCHU Corp. (2) (686,500) (7,834,780)
Iyogin Holdings, Inc. (2) (32,400) (634,255)
Japan Post Insurance Co. Ltd. (2) (611,900) (5,783,925)
Japan Tobacco, Inc. (2) (147,500) (5,442,676)
Kansai Electric Power Co., Inc.
(The) (2) (296,600) (4,191,507)
Kao Corp. (2) (329,400) (6,528,274)
Kawasaki Heavy Industries Ltd. (2) (626,800) (11,343,244)
KDDI Corp. (2) (1,641,800) (27,578,480)
Keisei Electric Railway Co. Ltd. (2) (505,900) (3,620,488)
Keyence Corp. (2) (31,300) (15,821,754)
Kikkoman Corp. (2) (460,700) (4,726,018)
Komatsu Ltd. (2) (228,400) (8,918,445)
Konami Group Corp. (2) (47,700) (5,225,390)
Kubota Corp. (2) (884,981) (14,807,931)
Kyowa Kirin Co. Ltd. (2) (43,700) (695,521)
Lasertec Corp. (2) (32,800) (10,418,541)
M3, Inc. (2) (375,842) (4,189,134)
Makita Corp. (2) (143,700) (5,167,631)
Marubeni Corp. (2) (433,900) (12,649,738)
McDonald's Holdings Co. Japan
Ltd. (55,500) (2,553,215)
Mebuki Financial Group, Inc. (2) (3,700) (32,483)
MEIJI Holdings Co. Ltd. (2) (262,700) (6,102,564)
Mitsubishi Electric Corp. (2) (81,100) (2,974,303)
Mitsubishi HC Capital, Inc. (2) (960,100) (7,798,934)
Mitsubishi UFJ Financial Group,
Inc. (2) (1,043,500) (20,789,582)
Mizuho Financial Group, Inc. (2) (260,770) (12,524,473)
MonotaRO Co. Ltd. (2) (498,100) (5,665,221)
MS&AD Insurance Group Holdings,
Inc. (2) (339,400) (8,797,237)
NIDEC Corp. (2) (417,900) (6,868,908)
Nippon Paint Holdings Co. Ltd. (2) (1,400,800) (9,136,832)
Nippon Sanso Holdings Corp. (2) (601,800) (22,323,174)
Nissan Chemical Corp. (2) (39,800) (2,093,616)
Nissin Foods Holdings Co. Ltd. (2) (413,800) (7,084,583)
Niterra Co. Ltd. (2) (41,600) (2,764,437)
Nitori Holdings Co. Ltd. (2) (824,200) (12,213,266)
Nitto Denko Corp. (2) (209,700) (4,125,592)
Nomura Research Institute Ltd. (2) (430,400) (12,074,438)
Olympus Corp. (2) (1,734,500) (18,162,275)
Oracle Corp. Japan (2) (54,100) (2,772,963)
Oriental Land Co. Ltd. (2) (1,469,974) (22,384,688)
Osaka Gas Co. Ltd. (2) (85,300) (2,874,050)
Otsuka Corp. (2) (36,000) (616,335)
Otsuka Holdings Co. Ltd. (2) (216,400) (14,403,409)
Panasonic Holdings Corp. (2) (103,100) (2,900,552)
Rakuten Bank Ltd. (2) (159,100) (5,092,805)
Renesas Electronics Corp. (2) (246,200) (7,599,911)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (28.9)% (continued)
Resonac Holdings Corp. (2) (56,400) (6,273,842)
Ricoh Co. Ltd. (2) (79,600) (693,529)
Ryohin Keikaku Co. Ltd. (2) (722,300) (15,788,065)
Sanrio Co. Ltd. (3,437,100) (23,252,929)
SCREEN Holdings Co. Ltd. (2) (381,300) (42,773,030)
Secom Co. Ltd. (2) (179,360) (7,125,291)
Seibu Holdings, Inc. (2) (209,300) (4,100,145)
Sekisui House Ltd. (2) (354,300) (7,365,768)
SG Holdings Co. Ltd. (2) (523,900) (4,972,245)
Shimadzu Corp. (2) (29,200) (744,732)
Shimano, Inc. (2) (21,600) (2,303,864)
SMC Corp. (2) (13,900) (6,214,498)
Sompo Holdings, Inc. (2) (201,679) (7,661,843)
Sumitomo Electric Industries Ltd.
(2) (110,800) (2,056,130)
Sumitomo Forestry Co. Ltd. (2) (625,500) (5,221,957)
Sumitomo Mitsui Financial Group,
Inc. (2) (196,800) (7,714,375)
Suntory Beverage & Food Ltd. (2) (184,100) (5,130,169)
Suzuki Motor Corp. (2) (648,800) (7,847,714)
T&D Holdings, Inc. (2) (109,600) (3,269,131)
TIS, Inc. (2) (74,800) (1,463,782)
Toho Co. Ltd. (579,100) (4,631,874)
Tokio Marine Holdings, Inc. (2) (158,500) (6,969,057)
Tokyo Electric Power Co. Holdings,
Inc. (2) (702,000) (2,005,884)
Tokyo Ohka Kogyo Co. Ltd. (2) (42,600) (3,026,592)
TOPPAN Holdings, Inc. (2) (101,100) (3,205,660)
Toray Industries, Inc. (2) (465,900) (3,263,461)
TOTO Ltd. (2) (24,000) (1,285,204)
Toyo Suisan Kaisha Ltd. (2) (71,900) (4,605,066)
Toyota Tsusho Corp. (2) (309,185) (11,508,532)
Tsuruha Holdings, Inc. (191,300) (2,421,325)
Unicharm Corp. (2) (1,257,400) (7,286,550)
West Japan Railway Co. (2) (150,600) (2,522,364)
Yakult Honsha Co. Ltd. (2) (441,600) (7,427,199)
Yamaha Motor Co. Ltd. (2) (2,226,800) (16,908,580)
Yaskawa Electric Corp. (2) (181,800) (8,018,823)
Yokohama Rubber Co. Ltd. (The)
(2) (141,500) (6,382,529)
Zensho Holdings Co. Ltd. (2) (74,400) (3,704,042)
ZOZO, Inc. (428,500) (3,028,054)
(826,589,718)
Kazakhstan - ( 0 .1 ) %
Freedom Holding Corp. (12,804) (1,670,538)
Luxembourg - ( 0 .5 ) %
ArcelorMittal SA (2) (136,762) (8,245,798)
CVC Capital Partners plc (2)(c) (343,701) (5,000,056)
Eurofins Scientific SE (2) (15,407) (1,205,668)
(14,451,522)
Mexico - ( 0 .1 ) %
Fresnillo plc (2) (81,646) (2,973,326)
Netherlands - ( 1 .6 ) %
Adyen NV (2)(c) (16,136) (15,137,461)
Akzo Nobel NV (2) (20,550) (1,397,521)
Arcadis NV (2) (77,564) (2,981,250)
EXOR NV (2) (26,946) (2,064,387)
INVESTMENTS SHARES VALUE ($)
Netherlands - (1.6)% (continued)
IMCD NV (2) (15,865) (1,434,575)
Koninklijke Philips NV (2) (332,440) (9,040,591)
Magnum Ice Cream Co. NV (The) (193,623) (3,370,716)
Randstad NV (2) (47,504) (1,371,714)
Universal Music Group NV (2) (396,154) (8,299,247)
(45,097,462)
New Zealand - ( 0 .1 ) %
Xero Ltd. (2) (66,750) (3,355,683)
Norway - ( 0 .7 ) %
Aker BP ASA (2) (208,602) (6,364,367)
DNB Bank ASA (2) (222,191) (6,615,127)
Gjensidige Forsikring ASA (2) (42,279) (1,144,436)
Mowi ASA (2) (35,582) (657,312)
Orkla ASA (2) (380,773) (4,003,315)
Salmar ASA (2) (23,010) (1,076,903)
(19,861,460)
Portugal - ( 0 .2 ) %
Galp Energia SGPS SA (2) (255,103) (5,406,631)
Jeronimo Martins SGPS SA (2) (90,789) (1,738,800)
(7,145,431)
Singapore - ( 1 .0 ) %
CapitaLand Investment Ltd. (2) (1,270,500) (2,448,661)
Grab Holdings Ltd., Class A (3,265,065) (12,309,294)
Keppel Ltd. (2) (132,500) (1,123,862)
Singapore Telecommunications
Ltd. (2) (384,500) (1,312,690)
STMicroelectronics NV (2) (162,438) (12,015,705)
(29,210,212)
South Korea - ( 0 .2 ) %
Delivery Hero SE (2)(c) (122,117) (4,997,369)
Spain - ( 2 .4 ) %
Acciona SA (2) (28,265) (8,955,098)
Amadeus IT Group SA (2) (132,819) (7,770,078)
Banco Santander SA (2) (493,404) (6,848,377)
Cellnex Telecom SA (2)(c) (84,329) (2,521,072)
Endesa SA (2) (220,549) (10,020,904)
Grifols SA (2) (76,364) (782,156)
Iberdrola SA (2) (291,670) (7,259,543)
Indra Sistemas SA (2) (370,921) (20,344,873)
Mapfre SA (2) (3,657) (18,106)
Redeia Corp. SA (2) (27,696) (470,566)
Telefonica SA (2) (1,028,262) (4,132,410)
(69,123,183)
Sweden - ( 3 .0 ) %
AAK AB (2) (107,646) (2,540,720)
AddTech AB, Class B (2) (78,698) (2,781,160)
Atlas Copco AB, Class A (2) (1,240,255) (25,138,722)
Beijer Ref AB, Class B (2) (109,268) (1,601,542)
Elekta AB, Class B (2) (275,991) (1,407,331)
Epiroc AB, Class A (2) (118,293) (3,245,575)
EQT AB (2) (267,632) (7,571,187)
H & M Hennes & Mauritz AB, Class
B (2) (257,630) (4,431,711)
Hexagon AB, Class B (2) (913,600) (7,558,533)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - (3.0)% (continued)
Holmen AB, Class B (2) (30,264) (951,098)
Husqvarna AB, Class B (2) (230,812) (896,733)
Indutrade AB (2) (57,652) (1,192,998)
Lifco AB, Class B (2) (180,780) (5,924,847)
Nordnet AB publ (2) (80,731) (3,070,514)
Sandvik AB (2) (16,177) (668,032)
Securitas AB, Class B (2) (71,608) (1,175,995)
Skandinaviska Enskilda Banken AB,
Class A (2) (217,645) (4,333,536)
SKF AB, Class B (2) (22,082) (567,216)
SSAB AB, Class B (2) (532,971) (4,928,498)
Svenska Cellulosa AB SCA, Class
B (2) (467,462) (4,780,763)
Trelleborg AB, Class B (2) (28,436) (1,184,756)
(85,951,467)
Switzerland - ( 6 .0 ) %
Bachem Holding AG, Class B (2) (19,300) (1,806,398)
Banque Cantonale Vaudoise
(Registered) (2) (11,597) (1,697,824)
Barry Callebaut AG (Registered) (2) (6,018) (8,321,693)
Belimo Holding AG (Registered) (2) (6,510) (7,319,699)
Chocoladefabriken Lindt &
Spruengli AG (2) (424) (4,925,508)
Cie Financiere Richemont SA
(Registered) (2) (112,535) (25,976,271)
Clariant AG (Registered) (2) (110,566) (964,254)
EFG International AG (2) (15,869) (318,133)
EMS-Chemie Holding AG
(Registered) (2) (2,929) (2,510,735)
Galenica AG (2)(c) (7,745) (807,622)
Geberit AG (Registered) (2) (6,471) (4,318,207)
Georg Fischer AG (Registered) (2) (73,165) (3,789,005)
Helvetia Baloise Holding AG (2) (34,143) (8,805,420)
Julius Baer Group Ltd. (2) (54,129) (4,676,743)
Lonza Group AG (Registered) (2) (5,303) (3,577,428)
Partners Group Holding AG (2) (21,365) (17,499,741)
Sandoz Group AG (2) (134,697) (12,170,408)
SIG Group AG (2) (240,759) (4,028,032)
Straumann Holding AG (Registered)
(2) (121,088) (15,916,761)
Sulzer AG (Registered) (2) (7,884) (1,308,955)
Swatch Group AG (The) (2) (21,539) (5,263,886)
Swiss Life Holding AG (Registered)
(2) (15,074) (16,570,386)
Swisscom AG (Registered) (2) (14,935) (11,519,755)
Tecan Group AG (Registered) (2) (12,506) (2,501,275)
VAT Group AG (2)(c) (3,906) (3,425,252)
Ypsomed Holding AG (Registered)
(2) (2,049) (924,271)
(170,943,662)
United Kingdom - ( 7 .3 ) %
Aberdeen Group plc (2) (146,428) (462,778)
Admiral Group plc (2) (63,841) (3,015,129)
Associated British Foods plc (2) (529,115) (13,909,681)
AstraZeneca plc (2) (51,240) (9,566,729)
Autotrader Group plc (2)(c) (478,434) (3,168,106)
Aviva plc (2) (676,155) (5,829,667)
B&M European Value Retail plc (2) (1,756,770) (4,547,802)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (7.3)% (continued)
Babcock International Group plc (2) (495,250) (6,259,417)
BAE Systems plc (2) (334,185) (8,189,749)
Barratt Redrow plc (2) (284,806) (1,062,145)
Berkeley Group Holdings plc (2) (33,192) (1,539,563)
British American Tobacco plc (2) (163,989) (10,148,127)
BT Group plc (2) (4,935,103) (12,450,164)
Bunzl plc (2) (246,461) (8,601,197)
Convatec Group plc (2)(c) (220,398) (628,532)
Croda International plc (2) (20,583) (825,498)
DCC plc (2) (38,470) (3,183,994)
Diageo plc (2) (209,738) (4,224,144)
Halma plc (2) (93,085) (4,865,402)
Hikma Pharmaceuticals plc (2) (49,436) (996,012)
HSBC Holdings plc (2) (40,270) (761,477)
ICG plc (2) (59,508) (1,333,764)
Informa plc (2) (72,103) (865,061)
Investec plc (2) (17,825) (141,854)
J Sainsbury plc (2) (1,855,377) (7,873,492)
JD Sports Fashion plc (2) (1,352,723) (1,520,417)
Johnson Matthey plc (2) (23,296) (585,013)
Legal & General Group plc (2) (695,879) (2,638,335)
M&G plc (2) (278,035) (1,240,412)
Marks & Spencer Group plc (2) (1,362,507) (6,725,796)
Melrose Industries plc (2) (75,278) (474,677)
National Grid plc (2) (766,311) (12,639,326)
Pearson plc (2) (138,515) (2,201,191)
RELX plc (2) (57,615) (1,820,912)
Rentokil Initial plc (2) (227,529) (1,293,951)
Rotork plc (2) (244,882) (959,687)
RS GROUP plc (2) (58,760) (453,568)
Sage Group plc (The) (2) (58,271) (632,186)
Severn Trent plc (2) (28,959) (1,133,720)
Smith & Nephew plc (2) (481,491) (6,958,603)
Spirax Group plc (2) (13,195) (1,197,099)
SSE plc (2) (668,379) (21,563,596)
St James's Place plc (2) (87,775) (1,411,296)
Standard Chartered plc (2) (571,005) (15,441,444)
Tate & Lyle plc (2) (376,200) (2,763,585)
Taylor Wimpey plc (2) (1,869,145) (2,000,197)
Weir Group plc (The) (2) (174,632) (5,570,233)
Wise Group plc, Class A (2) (371,314) (4,451,120)
WPP plc (2) (194,899) (604,546)
(210,730,394)
United States - ( 135 .4 ) %
3M Co. (13,197) (2,136,726)
A O Smith Corp. (184,271) (11,557,477)
AAON, Inc. (56,174) (7,126,234)
Abbott Laboratories (74,174) (6,730,549)
AbbVie, Inc. (103,263) (25,985,101)
Acadia Healthcare Co., Inc. (173,389) (5,120,177)
Advanced Drainage Systems, Inc. (31,543) (4,950,989)
AeroVironment, Inc. (29,307) (4,837,706)
AES Corp. (The) (73,455) (1,076,850)
Aflac, Inc. (66,642) (7,813,775)
Agree Realty Corp., REIT (60,065) (4,549,323)
Air Products and Chemicals, Inc. (52,705) (15,452,052)
Alaska Air Group, Inc. (26,802) (1,399,064)
Albertsons Cos., Inc., Class A (417,765) (5,652,360)
Align Technology, Inc. (15,601) (2,631,265)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (135.4)% (continued)
Alliant Energy Corp. (230,234) (17,564,552)
Allison Transmission Holdings, Inc. (14,838) (1,672,836)
Allstate Corp. (The) (81,478) (19,386,875)
Alphabet, Inc., Class A (111,480) (39,839,607)
Altria Group, Inc. (47,293) (3,402,731)
Amazon.com, Inc. (34,204) (8,152,181)
Amcor plc (271,141) (11,753,962)
Amentum Holdings, Inc. (159,686) (3,300,710)
American Electric Power Co., Inc. (53,899) (7,373,922)
American Express Co. (33,385) (11,292,476)
American Healthcare REIT, Inc.,
REIT (379,049) (19,767,405)
Americold Realty Trust, Inc., REIT (602,344) (9,468,848)
Amgen, Inc. (35,038) (12,687,961)
API Group Corp. (40,716) (1,724,323)
Apollo Global Management, Inc. (27,004) (3,194,843)
Appfolio, Inc., Class A (49,935) (8,007,077)
Apple, Inc. (110,731) (32,041,121)
AppLovin Corp., Class A (17,649) (9,093,294)
Aptiv plc (84,367) (5,178,446)
Archer-Daniels-Midland Co. (85,953) (6,566,809)
Arrowhead Pharmaceuticals, Inc. (30,899) (2,518,577)
Arthur J Gallagher & Co. (107,408) (24,657,655)
Ashland, Inc. (73,734) (4,858,333)
Associated Banc-Corp. (358,404) (11,028,091)
Assurant, Inc. (44,603) (11,977,244)
AST SpaceMobile, Inc. (46,337) (4,117,506)
Astera Labs, Inc. (30,873) (14,912,276)
AT&T, Inc. (430,890) (8,919,423)
Aurora Innovation, Inc. (959,545) (6,544,097)
AutoZone, Inc. (1,073) (3,429,244)
Avery Dennison Corp. (19,558) (3,175,241)
Avient Corp. (139,217) (5,145,460)
Axon Enterprise, Inc. (24,654) (13,821,279)
Baker Hughes Co., Class A (10,111) (561,161)
Bank OZK (42,549) (2,216,377)
Baxter International, Inc. (421,378) (8,983,779)
Becton Dickinson & Co. (34,756) (5,259,625)
Belden, Inc. (69,952) (8,387,944)
Bentley Systems, Inc., Class B (621,769) (18,584,675)
Best Buy Co., Inc. (31,057) (2,356,605)
BILL Holdings, Inc. (142,282) (5,144,917)
Bio-Rad Laboratories, Inc., Class A (40,642) (11,932,898)
Bio-Techne Corp. (313,720) (22,164,318)
Black Hills Corp. (70,968) (5,280,019)
Blackbaud, Inc. (58,568) (1,734,784)
Blackstone, Inc. (33,043) (3,888,170)
BOK Financial Corp. (30,311) (4,209,592)
BorgWarner, Inc. (205,229) (13,627,206)
Brink's Co. (The) (32,527) (3,073,476)
Brixmor Property Group, Inc., REIT (198,463) (6,257,538)
Brown & Brown, Inc. (196,518) (12,606,630)
Brown-Forman Corp., Class B (366,843) (9,776,366)
Builders FirstSource, Inc. (80,213) (7,177,459)
Bunge Global SA (56,139) (5,991,715)
Buzzi SpA (2) (98,992) (5,070,618)
Cabot Corp. (103,153) (9,368,355)
Cadence Design Systems, Inc. (21,663) (8,130,557)
Campbell's Co. (The) (103,420) (2,303,163)
Cardinal Health, Inc. (15,399) (3,658,186)
INVESTMENTS SHARES VALUE ($)
United States - (135.4)% (continued)
Carlisle Cos., Inc. (6,451) (2,340,100)
Carvana Co., Class A (121,421) (7,991,930)
Caterpillar, Inc. (1,993) (2,122,346)
Cava Group, Inc. (32,862) (2,579,010)
Cboe Global Markets, Inc. (27,905) (6,771,706)
Celanese Corp., Class A (136,358) (6,272,468)
Cencora, Inc. (27,481) (7,776,573)
CenterPoint Energy, Inc. (468,389) (20,627,852)
Certara, Inc. (37,399) (244,963)
CF Industries Holdings, Inc. (67,671) (7,326,062)
CH Robinson Worldwide, Inc. (48,359) (9,107,934)
Charles River Laboratories
International, Inc. (54,405) (12,338,510)
Choice Hotels International, Inc. (67,880) (7,485,128)
Church & Dwight Co., Inc. (60,725) (5,883,038)
Churchill Downs, Inc. (57,360) (5,141,750)
Cigna Group (The) (29,360) (8,093,965)
Cintas Corp. (8,681) (1,476,464)
Cirrus Logic, Inc. (45,262) (6,722,765)
Cisco Systems, Inc. (212,266) (24,932,764)
Clarivate plc (718,527) (1,552,018)
Clearway Energy, Inc., Class C (350,760) (11,988,977)
Cleveland-Cliffs, Inc. (279,875) (2,628,026)
Clorox Co. (The) (23,161) (2,210,486)
CME Group, Inc. (18,065) (3,989,294)
CNH Industrial NV (400,449) (4,497,042)
CNX Resources Corp. (84,792) (2,876,993)
Coca-Cola Co. (The) (209,915) (17,059,792)
Cognex Corp. (95,898) (6,944,933)
Cognizant Technology Solutions
Corp., Class A (64,935) (2,514,933)
Coherent Corp. (2,260) (891,502)
Coinbase Global, Inc., Class A (30,341) (4,435,551)
Comcast Corp., Class A (199,232) (4,891,146)
Conagra Brands, Inc. (245,543) (3,305,009)
Constellation Brands, Inc., Class A (118,213) (16,442,246)
Core & Main, Inc., Class A (53,043) (2,559,325)
Corebridge Financial, Inc. (279,698) (8,007,754)
Corning, Inc. (50,971) (13,019,523)
Corteva, Inc. (153,831) (13,027,947)
Coty, Inc., Class A (838,696) (1,811,583)
Cousins Properties, Inc., REIT (70,215) (2,105,046)
Crane NXT Co. (163,707) (8,375,250)
Credit Acceptance Corp. (11,302) (7,196,435)
Credo Technology Group Holding
Ltd. (7,093) (1,928,941)
CRH plc (58,897) (6,301,979)
Crocs, Inc. (100,023) (12,066,775)
Crown Castle, Inc., REIT (72,200) (5,467,706)
CSX Corp. (298,020) (14,164,891)
CubeSmart, REIT (121,133) (4,817,459)
CVS Health Corp. (111,008) (11,483,778)
Cytokinetics, Inc. (114,275) (9,735,087)
Deckers Outdoor Corp. (34,717) (3,447,051)
Deere & Co. (20,659) (13,104,623)
DENTSPLY SIRONA, Inc. (245,199) (2,601,561)
Devon Energy Corp. (411,874) (17,018,634)
Diamondback Energy, Inc. (21,896) (3,848,879)
Dick's Sporting Goods, Inc. (36,186) (8,207,347)
Digital Realty Trust, Inc., REIT (77,767) (13,965,398)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (135.4)% (continued)
Dillard's, Inc., Class A (3,174) (1,677,205)
Dolby Laboratories, Inc., Class A (5,774) (303,597)
Dominion Energy, Inc. (8,577) (585,723)
Donaldson Co., Inc. (78,450) (7,042,457)
DoorDash, Inc., Class A (23,970) (4,423,184)
Doximity, Inc., Class A (71,987) (1,493,010)
Dropbox, Inc., Class A (578,789) (15,899,334)
DT Midstream, Inc. (83,779) (12,293,730)
Duke Energy Corp. (210,891) (26,694,583)
DuPont de Nemours, Inc. (55,472) (7,524,222)
Dutch Bros, Inc., Class A (180,799) (12,983,176)
DXC Technology Co. (267,919) (2,371,083)
Dycom Industries, Inc. (22,546) (11,399,032)
EastGroup Properties, Inc., REIT (20,917) (4,236,320)
Eastman Chemical Co. (114,127) (7,644,226)
Eaton Corp. plc (61,219) (26,086,640)
EchoStar Corp., Class A (65,838) (6,682,557)
Ecolab, Inc. (39,941) (11,127,962)
Elanco Animal Health, Inc. (449,448) (11,060,915)
Element Solutions, Inc. (174,915) (8,352,191)
Emerson Electric Co. (84,853) (12,146,707)
Enphase Energy, Inc. (182,109) (8,967,047)
Entegris, Inc. (37,018) (6,658,057)
Entergy Corp. (168,511) (19,355,173)
Envista Holdings Corp. (18,568) (489,267)
EPAM Systems, Inc. (24,800) (1,967,880)
Equity LifeStyle Properties, Inc.,
REIT (198,475) (12,791,714)
Equity Residential, REIT (162,504) (11,038,897)
Erie Indemnity Co., Class A (19,852) (4,759,517)
Esab Corp. (16,467) (1,624,140)
Essex Property Trust, Inc., REIT (17,872) (5,211,296)
Etsy, Inc. (155,079) (11,682,101)
Euronet Worldwide, Inc. (9,869) (722,312)
Evergy, Inc. (258,992) (22,384,679)
Everus Construction Group, Inc. (12,964) (2,151,376)
Exelon Corp. (269,384) (12,558,682)
Expeditors International of
Washington, Inc. (68,106) (11,099,916)
Extra Space Storage, Inc., REIT (10,289) (1,494,992)
F5, Inc. (9,506) (3,954,116)
Fair Isaac Corp. (1,483) (1,771,859)
Fastenal Co. (147,385) (7,078,902)
Federated Hermes, Inc., Class B (65,539) (3,619,064)
Ferguson Enterprises, Inc. (18,361) (4,357,616)
Ferrovial NV (2) (117,604) (8,060,647)
Fifth Third Bancorp (463,471) (26,125,860)
First American Financial Corp. (65,979) (4,525,500)
First Citizens BancShares, Inc.,
Class A (1,901) (3,955,582)
First Solar, Inc. (34,390) (8,114,664)
Flagstar Bank NA (442,353) (6,608,754)
Flex Ltd. (9,066) (1,469,327)
Floor & Decor Holdings, Inc., Class
A (112,698) (6,689,753)
Flowers Foods, Inc. (109,132) (862,143)
Flowserve Corp. (177,851) (13,189,430)
Flutter Entertainment plc (53,235) (5,439,020)
Fortive Corp. (176,101) (10,758,010)
Fortune Brands Innovations, Inc. (245,041) (13,452,751)
INVESTMENTS SHARES VALUE ($)
United States - (135.4)% (continued)
Fox Corp., Class A (130,461) (6,804,846)
Franklin Resources, Inc. (273,291) (9,092,392)
Freshpet, Inc. (74,157) (4,384,162)
FTI Consulting, Inc. (29,531) (4,400,414)
Gaming and Leisure Properties,
Inc., REIT (47,875) (2,131,874)
GATX Corp. (36,538) (6,474,168)
GE HealthCare Technologies, Inc. (134,113) (8,584,573)
Gen Digital, Inc. (425,709) (10,595,897)
Generac Holdings, Inc. (6,532) (1,912,635)
Gentex Corp. (176,008) (4,447,722)
Gilead Sciences, Inc. (126,077) (15,928,568)
Glacier Bancorp, Inc. (77,579) (4,001,525)
Global Payments, Inc. (126,194) (9,156,637)
Globant SA (97,718) (2,827,959)
Globe Life, Inc. (16,639) (2,973,057)
Graco, Inc. (25,117) (1,899,096)
Guidewire Software, Inc. (11,777) (1,449,160)
GXO Logistics, Inc. (100,016) (5,070,811)
Haleon plc (2) (3,431,371) (15,812,263)
Hamilton Lane, Inc., Class A (46,751) (3,685,381)
Hancock Whitney Corp. (191,384) (14,300,212)
Harley-Davidson, Inc. (186,772) (4,568,443)
Hartford Insurance Group, Inc.
(The) (63,237) (8,380,167)
Hasbro, Inc. (34,046) (2,811,859)
HCA Healthcare, Inc. (9,152) (3,568,273)
Healthcare Realty Trust, Inc., REIT (145,101) (2,926,687)
Healthpeak Properties, Inc., REIT (222,640) (4,764,496)
Hecla Mining Co. (173,160) (2,671,859)
HEICO Corp. (29,923) (10,658,273)
Henry Schein, Inc. (66,233) (5,531,780)
Hershey Co. (The) (87,384) (15,331,523)
Hexcel Corp. (166,903) (16,700,314)
HF Sinclair Corp. (69,775) (4,859,829)
Highwoods Properties, Inc., REIT (121,557) (3,666,159)
Hilton Grand Vacations, Inc. (16,993) (889,923)
Hims & Hers Health, Inc. (198,236) (6,872,842)
Home BancShares, Inc. (172,421) (4,922,620)
Hormel Foods Corp. (494,505) (12,273,614)
Houlihan Lokey, Inc., Class A (19,108) (2,562,956)
Howard Hughes Holdings, Inc. (14,885) (1,064,129)
Howmet Aerospace, Inc. (42,229) (11,353,689)
Hubbell, Inc., Class B (11,079) (5,796,533)
Humana, Inc. (22,668) (9,004,183)
Huntington Bancshares, Inc. (500,289) (8,870,124)
Hyatt Hotels Corp., Class A (130,172) (25,232,540)
IDACORP, Inc. (31,139) (4,711,331)
IDEX Corp. (22,460) (5,097,297)
IDEXX Laboratories, Inc. (21,203) (11,162,107)
Independence Realty Trust, Inc.,
REIT (465,146) (7,763,287)
Ingersoll Rand, Inc. (268,464) (22,011,363)
Insmed, Inc. (23,332) (2,487,658)
International Bancshares Corp. (13,785) (1,046,971)
International Flavors & Fragrances,
Inc. (33,653) (2,665,991)
Intuit, Inc. (7,595) (1,982,295)
Intuitive Surgical, Inc. (5,452) (2,168,151)
Ionis Pharmaceuticals, Inc. (58,326) (4,624,669)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (135.4)% (continued)
IonQ, Inc. (270,406) (14,401,824)
Jack Henry & Associates, Inc. (52,588) (7,243,471)
James Hardie Industries plc,
CHESS (2) (40,561) (1,072,404)
James Hardie Industries plc, ADR (403,746) (10,570,070)
Janus Henderson Group plc (105,185) (5,464,361)
Johnson & Johnson (100,856) (25,614,398)
KB Home (136,804) (8,562,562)
KBR, Inc. (89,951) (3,106,008)
Kemper Corp. (63,083) (1,700,718)
Keurig Dr Pepper, Inc. (883,813) (28,927,198)
KeyCorp (270,064) (6,224,975)
Kilroy Realty Corp., REIT (173,032) (6,483,509)
Kimberly-Clark Corp. (64,584) (7,089,386)
Kinsale Capital Group, Inc. (4,000) (1,319,240)
Kite Realty Group Trust, REIT (209,177) (5,936,443)
Knife River Corp. (20,626) (1,725,365)
Kraft Heinz Co. (The) (439,454) (10,379,903)
Kratos Defense & Security
Solutions, Inc. (32,867) (1,638,749)
Kroger Co. (The) (51,364) (2,852,243)
Labcorp Holdings, Inc. (44,302) (12,404,560)
Lam Research Corp. (8,307) (3,599,672)
Lantheus Holdings, Inc. (47,385) (5,256,892)
Lattice Semiconductor Corp. (10,323) (1,579,006)
Leidos Holdings, Inc. (33,808) (3,481,210)
Lennox International, Inc. (12,258) (7,023,221)
Liberty Capital Corp., Class C (61,028) (1,315,764)
Liberty Live Holdings, Inc., Class C (35,657) (3,766,805)
Liberty Media Corp-Liberty Formula
One, Class A (55,569) (4,864,510)
Lincoln National Corp. (91,656) (3,240,040)
Linde plc (14,747) (7,652,808)
Lithia Motors, Inc., Class A (12,044) (3,498,662)
Littelfuse, Inc. (8,238) (3,751,009)
Live Nation Entertainment, Inc. (39,328) (7,201,350)
Loar Holdings, Inc. (96,159) (7,751,377)
Loews Corp. (58,649) (6,639,653)
Lowe's Cos., Inc. (104,971) (23,145,056)
LPL Financial Holdings, Inc. (51,865) (14,609,333)
Lyft, Inc., Class A (354,250) (5,175,593)
M&T Bank Corp. (92,684) (22,059,719)
Madison Square Garden Sports
Corp., Class A (14,126) (5,676,392)
Maplebear, Inc. (130,116) (6,160,993)
Markel Group, Inc. (1,560) (3,046,696)
Marriott International, Inc., Class A (22,048) (8,170,768)
Martin Marietta Materials, Inc. (9,848) (5,679,342)
Marvell Technology, Inc. (12,084) (3,599,703)
Masco Corp. (21,859) (1,778,667)
MasTec, Inc. (7,261) (3,021,012)
Mastercard, Inc., Class A (27,568) (14,158,925)
Maximus, Inc. (128,648) (6,916,116)
McCormick & Co., Inc. (Non-Voting) (26,148) (1,318,382)
McDonald's Corp. (30,322) (8,196,340)
MDU Resources Group, Inc. (552,489) (11,718,292)
Medtronic plc (103,569) (8,102,203)
Merck & Co., Inc. (69,601) (8,943,729)
Meta Platforms, Inc., Class A (17,248) (9,715,626)
MGM Resorts International (190,928) (9,128,268)
INVESTMENTS SHARES VALUE ($)
United States - (135.4)% (continued)
Middleby Corp. (The) (22,886) (3,936,621)
Mondelez International, Inc., Class
A (618,290) (35,761,893)
Monolithic Power Systems, Inc. (6,552) (9,057,223)
Monster Beverage Corp. (147,123) (14,141,463)
Morgan Stanley (15,189) (3,175,109)
Motorola Solutions, Inc. (15,026) (6,240,148)
MP Materials Corp. (89,891) (5,034,795)
MSA Safety, Inc. (23,131) (4,038,210)
MSC Industrial Direct Co., Inc.,
Class A (31,143) (3,704,460)
Murphy Oil Corp. (94,062) (3,062,659)
Murphy USA, Inc. (15,385) (8,290,515)
NetApp, Inc. (61,115) (9,458,157)
Netflix, Inc. (49,359) (3,524,233)
New Jersey Resources Corp. (35,868) (2,010,043)
Nexstar Media Group, Inc., Class A (14,321) (2,557,587)
NextEra Energy, Inc. (212,417) (18,643,840)
Nextpower, Inc., Class A (90,366) (10,766,205)
NIKE, Inc., Class B (310,611) (12,750,582)
NiSource, Inc. (118,229) (5,621,789)
Nordson Corp. (3,139) (947,005)
Northrop Grumman Corp. (8,228) (4,190,603)
Norwegian Cruise Line Holdings
Ltd. (731,121) (15,433,964)
Novanta, Inc. (42,219) (6,849,611)
Nucor Corp. (12,150) (2,706,413)
Oklo, Inc. (130,901) (6,850,049)
Okta, Inc., Class A (14,359) (1,959,286)
Old National Bancorp (423,670) (10,973,053)
Ollie's Bargain Outlet Holdings, Inc. (26,494) (2,036,859)
Omega Healthcare Investors, Inc.,
REIT (76,789) (3,661,300)
ONE Gas, Inc. (39,513) (3,045,267)
ONEOK, Inc. (155,921) (13,555,772)
Onto Innovation, Inc. (7,555) (2,859,190)
Option Care Health, Inc. (465,088) (9,752,895)
O'Reilly Automotive, Inc. (56,744) (5,225,555)
Organon & Co. (339,829) (4,601,285)
Ormat Technologies, Inc. (101,207) (11,021,442)
Packaging Corp. of America (52,762) (12,572,129)
Palo Alto Networks, Inc. (32,260) (11,001,305)
Park Hotels & Resorts, Inc., REIT (53,700) (765,225)
Parsons Corp. (35,478) (1,858,692)
Paychex, Inc. (63,067) (6,201,378)
Paycom Software, Inc. (39,051) (4,907,930)
PayPal Holdings, Inc. (48,602) (2,098,634)
People, Inc. (80,217) (3,702,817)
Performance Food Group Co. (94,902) (10,609,095)
Perrigo Co. plc (206,807) (2,148,725)
Pinterest, Inc., Class A (61,945) (1,302,703)
Plug Power, Inc. (408,914) (1,108,157)
Post Holdings, Inc. (79,434) (7,010,845)
PPG Industries, Inc. (71,575) (8,681,332)
PPL Corp. (157,986) (5,742,791)
Primerica, Inc. (5,722) (1,626,192)
Progressive Corp. (The) (12,799) (2,795,942)
Prologis, Inc., REIT (46,444) (6,291,769)
PTC, Inc. (108,614) (12,339,637)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (135.4)% (continued)
Public Service Enterprise Group,
Inc. (94,537) (7,672,623)
Public Storage, REIT (61,453) (19,561,104)
PulteGroup, Inc. (35,627) (4,888,381)
QIAGEN NV (2) (126,746) (4,903,062)
QUALCOMM, Inc. (39,449) (7,289,781)
Qualys, Inc. (72,441) (9,959,913)
Quanta Services, Inc. (17,279) (12,441,571)
QuantumScape Corp. (859,632) (6,498,818)
Quest Diagnostics, Inc. (58,680) (12,437,226)
QXO, Inc. (606,509) (10,480,476)
Ralliant Corp. (128,283) (9,445,477)
Ralph Lauren Corp., Class A (8,695) (3,490,260)
Range Resources Corp. (175,257) (6,517,808)
Raymond James Financial, Inc. (19,762) (3,004,417)
Rayonier, Inc., REIT (461,009) (9,810,272)
Realty Income Corp., REIT (423,841) (26,261,188)
Regal Rexnord Corp. (42,168) (10,043,996)
Regency Centers Corp., REIT (32,746) (2,611,166)
Regions Financial Corp. (334,637) (10,106,037)
Reliance, Inc. (3,813) (1,424,537)
Repligen Corp. (78,348) (10,689,801)
ResMed, Inc. (9,984) (1,945,682)
Revvity, Inc. (76,905) (8,556,450)
Rexford Industrial Realty, Inc., REIT (113,672) (3,808,012)
RingCentral, Inc., Class A (86,715) (3,380,151)
Rivian Automotive, Inc., Class A (607,915) (10,547,325)
RLI Corp. (60,968) (3,601,380)
Robinhood Markets, Inc., Class A (130,620) (13,098,574)
Rocket Cos., Inc., Class A (293,092) (4,616,199)
Rocket Lab Corp. (5,986) (608,477)
Rockwell Automation, Inc. (8,111) (4,015,594)
Rollins, Inc. (135,065) (5,637,613)
Royal Caribbean Cruises Ltd. (7,617) (2,418,626)
RPM International, Inc. (18,746) (2,083,618)
RTX Corp. (25,763) (4,888,014)
Ryan Specialty Holdings, Inc.,
Class A (226,931) (8,568,915)
Sabra Health Care REIT, Inc., REIT (294,816) (5,751,860)
Samsara, Inc., Class A (292,487) (9,485,353)
SBA Communications Corp., REIT (3,806) (671,607)
Schneider Electric SE (2) (35,211) (11,521,947)
Schneider National, Inc., Class B (138,741) (5,068,209)
Scotts Miracle-Gro Co. (The) (117,616) (8,010,826)
SEI Investments Co. (125,795) (11,033,479)
Sensata Technologies Holding plc (202,805) (9,681,911)
Service Corp. International (30,552) (2,320,730)
SharkNinja, Inc. (81,884) (12,468,477)
Sherwin-Williams Co. (The) (22,857) (7,870,122)
Shift4 Payments, Inc., Class A (187,993) (9,143,980)
Silgan Holdings, Inc. (176,577) (8,191,407)
Simon Property Group, Inc., REIT (71,207) (15,925,446)
Sirius XM Holdings, Inc. (47,148) (1,392,752)
Skyworks Solutions, Inc. (26,885) (1,822,803)
SLB Ltd. (468,780) (21,793,582)
SLM Corp. (108,663) (2,818,718)
Snap-on, Inc. (19,920) (8,015,808)
SoFi Technologies, Inc. (559,042) (10,023,623)
Somnigroup International, Inc. (165,729) (12,993,154)
Sonoco Products Co. (84,725) (4,774,254)
INVESTMENTS SHARES VALUE ($)
United States - (135.4)% (continued)
Southern Co. (The) (128,896) (12,336,636)
Southwest Gas Holdings, Inc. (55,740) (4,943,023)
Spire, Inc. (92,628) (7,233,321)
Sprouts Farmers Market, Inc. (67,294) (5,691,727)
SPX Technologies, Inc. (17,518) (4,294,888)
STAG Industrial, Inc., REIT (167,292) (6,367,134)
StandardAero, Inc. (355,020) (10,618,648)
Stanley Black & Decker, Inc. (53,321) (5,018,573)
Starbucks Corp. (119,894) (12,251,968)
Steel Dynamics, Inc. (42,579) (9,770,177)
Sterling Infrastructure, Inc. (3,735) (3,135,010)
Strategy, Inc., Class A (16,150) (1,403,920)
Summit Therapeutics, Inc. (369,444) (5,382,799)
Sun Communities, Inc., REIT (47,065) (5,643,564)
Swiss Re AG (2) (85,147) (13,534,107)
Synaptics, Inc. (71,973) (8,941,206)
Synchrony Financial (28,848) (2,193,890)
T. Rowe Price Group, Inc. (98,490) (11,197,328)
Talen Energy Corp. (15,978) (6,139,706)
Targa Resources Corp. (53,369) (14,310,364)
Target Corp. (23,617) (3,084,616)
Teledyne Technologies, Inc. (5,484) (3,657,280)
Teleflex, Inc. (14,461) (1,833,076)
Tempus AI, Inc., Class A (43,817) (2,538,319)
Tenaris SA (2) (208,715) (5,777,720)
Teradata Corp. (296,739) (10,282,006)
Terex Corp. (151,694) (10,981,129)
Tetra Tech, Inc. (30,792) (889,581)
TFS Financial Corp. (110,503) (1,958,113)
Thermo Fisher Scientific, Inc. (5,247) (2,630,636)
Thor Industries, Inc. (72,128) (5,421,140)
Timken Co. (The) (35,268) (5,125,146)
Toast, Inc., Class A (160,740) (4,471,787)
Toll Brothers, Inc. (48,271) (7,952,647)
TPG, Inc. (272,845) (11,063,865)
Tractor Supply Co. (143,576) (4,538,437)
Trade Desk, Inc. (The), Class A (80,969) (1,463,920)
TransDigm Group, Inc. (7,019) (9,349,589)
TransUnion (24,167) (1,743,407)
Travel + Leisure Co. (54,676) (4,178,887)
Trimble, Inc. (95,462) (4,885,745)
Truist Financial Corp. (82,449) (4,107,609)
Twilio, Inc., Class A (63,262) (13,052,848)
Tyler Technologies, Inc. (8,542) (2,498,193)
Uber Technologies, Inc. (45,299) (3,268,776)
Ubiquiti, Inc. (3,718) (1,985,524)
UDR, Inc., REIT (276,830) (11,051,054)
UFP Industries, Inc. (43,043) (3,905,722)
UGI Corp. (148,547) (5,130,813)
U-Haul Holding Co. (13,041) (752,466)
UiPath, Inc., Class A (576,033) (6,261,479)
Ulta Beauty, Inc. (3,892) (1,755,214)
UMB Financial Corp. (21,163) (3,021,230)
Under Armour, Inc., Class A (6,326) (40,423)
Union Pacific Corp. (25,511) (6,938,992)
United Airlines Holdings, Inc. (36,587) (4,975,466)
United Bankshares, Inc. (52,644) (2,412,675)
United Rentals, Inc. (2,107) (2,386,999)
United Therapeutics Corp. (2,420) (1,311,229)
US Bancorp (103,522) (6,252,729)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (135.4)% (continued)
US Foods Holding Corp. (60,130) (6,148,293)
UWM Holdings Corp., Class A (113) (259)
Vail Resorts, Inc. (62,375) (8,492,356)
Valley National Bancorp (485,960) (7,119,314)
Valmont Industries, Inc. (6,284) (3,629,638)
Valvoline, Inc. (238,167) (9,417,123)
Verisk Analytics, Inc., Class A (5,393) (968,205)
Viatris, Inc. (866,892) (13,766,245)
Viking Therapeutics, Inc. (77,959) (3,041,181)
Visa, Inc., Class A (38,714) (13,282,386)
Visteon Corp. (47,142) (4,676,958)
Vistra Corp. (25,294) (4,012,387)
Vontier Corp. (290,835) (8,434,215)
Vornado Realty Trust, REIT (70,970) (2,789,121)
Voya Financial, Inc. (49,816) (4,509,842)
Vulcan Materials Co. (11,542) (3,405,005)
W R Berkley Corp. (53,243) (3,755,229)
Walmart, Inc. (120,877) (13,690,529)
Walt Disney Co. (The) (40,060) (3,855,775)
Waste Management, Inc. (64,513) (14,378,657)
Waters Corp. (23,970) (8,989,709)
Watsco, Inc. (12,845) (5,352,897)
Weatherford International plc (32,526) (2,650,869)
WEC Energy Group, Inc. (58,838) (6,870,513)
Welltower, Inc., REIT (109,090) (24,760,157)
West Pharmaceutical Services, Inc. (12,864) (4,618,176)
Western Union Co. (The) (956,027) (7,361,408)
Westlake Corp. (30,266) (2,209,418)
WEX, Inc. (14,449) (2,038,609)
Weyerhaeuser Co., REIT (52,759) (1,263,050)
White Mountains Insurance Group
Ltd. (3,952) (8,194,037)
Williams Cos., Inc. (The) (271,319) (20,169,854)
Williams-Sonoma, Inc. (53,476) (12,465,256)
Willis Towers Watson plc (41,156) (10,756,944)
WillScot Holdings Corp. (420,437) (12,133,812)
Wingstop, Inc. (42,524) (7,374,087)
Wintrust Financial Corp. (22,367) (3,594,824)
Workday, Inc., Class A (42,193) (5,165,267)
WP Carey, Inc., REIT (269,413) (19,263,030)
WW Grainger, Inc. (9,694) (13,187,718)
Wyndham Hotels & Resorts, Inc. (86,335) (7,270,270)
Wynn Resorts Ltd. (141,942) (13,781,149)
Xcel Energy, Inc. (283,861) (22,794,038)
XPO, Inc. (63,157) (12,965,501)
YETI Holdings, Inc. (315,896) (15,655,806)
Yum! Brands, Inc. (167,602) (26,792,856)
Zebra Technologies Corp., Class A (18,619) (4,901,638)
Zillow Group, Inc., Class C (107,398) (3,385,185)
Zimmer Biomet Holdings, Inc. (70,108) (6,035,598)
Zoetis, Inc., Class A (8,426) (605,492)
Zoom Communications, Inc., Class
A (26,798) (2,312,935)
(3,882,622,408)
Zambia - ( 0 .0 ) % †
First Quantum Minerals Ltd. (47,855) (1,307,176)
TOTAL COMMON STOCKS
(Proceeds $(6,401,095,547))                                                     (6,401,783,877)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - (1.4)%
Germany - ( 1 .4 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (388,261) (19,383,476)
Henkel AG & Co. KGaA
(Preference) (2) (113,338) (9,531,691)
Sartorius AG (Preference) (2) (31,942) (8,379,942)
Volkswagen AG (Preference) (2) (28,899) (2,318,316)
TOTAL PREFERRED STOCKS
(Proceeds $(42,590,176))                                                     (39,613,425)
TOTAL SHORT POSITIONS
(Proceeds $(6,443,685,723)) (6,441,397,302)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 63.5%
(Cost $1,002,955,456) 1,823,232,176
OTHER ASSETS IN EXCESS OF
LIABILITIES - 36.5%
‡
1,046,484,151
NET ASSETS - 100.0% 2,869,716,327

Schedule of Investments
June 30, 2026 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2026 amounted to $6,584,317,110, which is inclusive of rehypothecated amounts disclosed below. Additional securities sold but not yet settled totaling $724,350 were also segregated. In addition, $1,116,552,537 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated. Total value of all such securities at June 30, 2026 amounted to $774,745,917.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2026 amounted to $50,272,468 of investments in securities and $(89,446,808) of securities sold short, which represents 1.75% and (3.12)% of net assets of the Fund, respectively.
(d) Represents 7-day effective yield as of June 30, 2026.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) For the period ended June 30, 2026, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 27,346,114 1 .0%
Consumer Discretionary 48,785,334 1 .7
Consumer Staples (176,129,204) ( 6 .1 )
Energy 100,148,202 3 .5
Financials 198,778,527 6 .9
Health Care (53,507,509) ( 1 .9 )
Industrials 215,216,043 7 .5
Information Technology 148,479,786 5 .2
Materials (17,716,022) ( 0 .7 )
Real Estate (150,822,218) ( 5 .3 )
Utilities (134,603,899) ( 4 .7 )
Investment Companies 713,267,385 24 .9
U.S. Treasury Obligations 903,989,637 31 .5
Total Investments In Securities
At Value 1,823,232,176 63 .5
Other Assets in Excess of
Liabilities ‡ 1,046,484,151 36 .5
Net Assets
$ 2,869,716,327 100 .0%
Affiliate
Value
At
12/31/2025
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2026
Shares
Held At
6/30/2026
Distributions
Received**
SHORT-TERM INVESTMENTS - 24.6%
INVESTMENT COMPANIES - 24.6%
Limited Purpose Cash
Investment Fund,
3.64% (a)
(Cost $707,319,619) $1,544,776,217 $3,981,365,875 $(4,818,765,958) $45,232 $(45,233) $707,376,133 707,376,133 $17,811,112
**   Distributions received include dividend income and capital gains distributions, if any, from the underlying fund, which are presented in the corresponding line item on the Statements of Operations, if applicable.
(a) Represents 7-day effective yield as of June 30, 2026.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
Forward foreign currency exchange contracts outstanding as of June 30, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 10,837,000 USD 7,638,185 CITI 9/16/2026 $ 29,418
CAD 10,837,000 USD 7,638,170 JPMC 9/16/2026 29,433
EUR 6,520,000 USD 7,427,103 CITI 9/16/2026 46,847
EUR 6,520,000 USD 7,427,088 JPMC 9/16/2026 46,862
USD 3,145,907 AUD 4,385,500 CITI 9/16/2026 113,819
USD 3,145,913 AUD 4,385,500 JPMC 9/16/2026 113,826
USD 66,037 DKK 421,500 CITI 9/16/2026 1,338
USD 66,038 DKK 421,500 JPMC 9/16/2026 1,338
USD 74,214,244 EUR 63,237,000 CITI 9/16/2026 1,724,946
USD 74,214,220 EUR 63,237,000 JPMC 9/16/2026 1,724,922
USD 13,976,348 GBP 10,397,000 CITI 9/16/2026 185,290
USD 13,976,376 GBP 10,397,000 JPMC 9/16/2026 185,318
USD 2,031,249 HKD 15,848,500 CITI 9/16/2026 4,956
USD 2,031,253 HKD 15,848,500 JPMC 9/16/2026 4,960
USD 70,740,958 JPY 11,125,000,000 CITI 9/16/2026 1,889,646
USD 70,741,099 JPY 11,125,000,000 JPMC 9/16/2026 1,889,787
USD 1,797,386 SGD 2,275,000 CITI 9/16/2026 29,283
USD 1,797,446 SGD 2,275,000 JPMC 9/16/2026 29,342
Total unrealized appreciation 8,051,331
AUD 4,755,250 USD 3,420,949 CITI 9/16/2026 (133,221)
AUD 4,755,250 USD 3,420,942 JPMC 9/16/2026 (133,213)
CAD 443,500 USD 325,076 CITI 9/16/2026 (11,282)
CAD 443,500 USD 325,076 JPMC 9/16/2026 (11,283)
JPY 10,080,000,000 USD 63,488,756 CITI 9/16/2026 (1,104,824)
JPY 10,080,000,000 USD 63,488,629 JPMC 9/16/2026 (1,104,698)
NOK 500,000 USD 53,715 CITI 9/16/2026 (3,258)
NOK 500,000 USD 53,723 JPMC 9/16/2026 (3,264)
SEK 2,500,000 USD 267,154 CITI 9/16/2026 (8,208)
SEK 2,500,000 USD 267,169 JPMC 9/16/2026 (8,223)
USD 5,945,508 EUR 5,201,000 CITI 9/16/2026 (16,458)
USD 5,945,519 EUR 5,201,000 JPMC 9/16/2026 (16,447)
Total unrealized depreciation (2,554,379)
Net unrealized appreciation $ 5,496,952

Schedule of Investments
June 30, 2026 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

Total return basket swap contracts outstanding as of June 30, 2026:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the HONIX
plus or minus a specified
spread (-0.30%), which is
denominated in HKD based
on the local currencies of the
positions within the swap.
24 months
maturity
06/22/2027
$268 $24 $15 $39
Collateral pledged to (received from) each counterparty at June 30, 2026 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
CITI
Cash $ (3,317,336) $ – $ (3,317,336)
Investment Companies 3,248,988 – 3,248,988
JPMC
Cash 330,000 – 330,000
Investment Companies 2,642,264 – 2,642,264
MSIP
U.S. Treasury Bills 89,803 – 89,803

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2026 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 283.6%
COMMON STOCKS - 229.4%
Australia - 6 .3%
AGL Energy Ltd. (2)(a) 2,805,861 16,235,401
ANZ Group Holdings Ltd. (2)(a) 472,641 11,534,521
Aristocrat Leisure Ltd. (2)(a) 726,372 30,781,817
Aurizon Holdings Ltd. (2)(a) 3,128,494 9,049,182
BHP Group Ltd. (2)(a) 1,491,015 62,135,008
Computershare Ltd. (2)(a) 229,232 6,070,741
Evolution Mining Ltd. (2)(a) 1,065,901 8,813,670
Glencore plc (2)(a)(b) 3,205,826 21,858,693
Harvey Norman Holdings Ltd. (2)(a) 2,084,456 6,960,952
IGO Ltd. (2)*(a) 2,571,275 13,233,338
JB Hi-Fi Ltd. (2)(a) 342,315 19,033,898
Mineral Resources Ltd. (2)*(a) 209,390 9,067,529
New Hope Corp. Ltd. (a) 26,194 96,843
Northern Star Resources Ltd. (2)(a) 808,780 10,707,984
OceanaGold Corp. (a) 449,378 11,264,155
Orica Ltd. (2)(a) 1,673,291 27,441,444
Origin Energy Ltd. (2)(a) 1,416,083 10,763,747
Pro Medicus Ltd. (2)(a) 224,136 31,686,889
Qantas Airways Ltd. (2)(a) 2,178,874 16,008,813
QBE Insurance Group Ltd. (2)(a) 2,321,198 40,377,568
Qube Holdings Ltd. (a) 662,597 2,339,620
Rio Tinto plc (2)(a)(b) 90,321 8,544,801
Santos Ltd. (2)(a) 2,622,890 13,011,853
SEEK Ltd. (2)(a) 881,593 8,219,637
South32 Ltd. (2)(a) 14,288,722 38,799,675
Suncorp Group Ltd. (2)(a) 501,398 6,689,223
Technology One Ltd. (2)(a) 884,847 18,152,644
Telstra Group Ltd. (2)(a) 4,412,168 15,472,903
Wesfarmers Ltd. (2)(a) 196,532 12,299,618
Worley Ltd. (2)(a) 1,966,853 15,110,835
Yancoal Australia Ltd. (2)(a) 877,233 3,332,850
505,095,852
Belgium - 0 .9%
Ageas SA/NV (2)(a) 233,615 18,691,714
KBC Group NV (2)(a) 217,146 29,658,170
Liberty Global Ltd., Class A *(a)(b) 1,177,547 13,388,709
Umicore SA (2)(a) 312,311 7,245,495
68,984,088
Brazil - 0 .2%
MercadoLibre, Inc. *(a)(b) 9,407 15,967,348
Burkina Faso - 0 .2%
IAMGOLD Corp. *(a)(b) 886,822 14,075,349
Canada - 7 .2%
Agnico Eagle Mines Ltd. (a) 29,827 4,634,358
Alamos Gold, Inc., Class A (a) 578,204 17,530,599
AltaGas Ltd. (a) 57 2,106
Aritzia, Inc. *(a)(b) 167,437 18,463,228
Bank of Nova Scotia (The) (a) 347,115 30,170,186
Barrick Mining Corp. (a) 375,797 13,818,307
Canadian National Railway Co. (a) 260,362 31,070,875
Canadian Natural Resources Ltd.
(a) 705,951 27,934,405
Canadian Pacific Kansas City Ltd.
(a) 254,156 22,034,918
INVESTMENTS SHARES VALUE ($)
Canada - 7.2% (continued)
CCL Industries, Inc., Class B (a) 113,761 7,417,225
Celestica, Inc. *(a)(b) 85,166 31,060,294
Cenovus Energy, Inc. (a) 677,759 16,816,738
Constellation Software, Inc. (a) 3,897 7,336,499
Descartes Systems Group, Inc.
(The) *(a)(b) 164,594 11,400,013
Dollarama, Inc. (a) 113,331 14,992,535
DPM Metals, Inc. (a) 203,964 6,624,066
Empire Co. Ltd., Class A (a) 335,736 11,758,158
Fairfax Financial Holdings Ltd. (a) 10,992 18,079,660
Finning International, Inc. (a) 40,331 2,848,835
First Majestic Silver Corp. (a)(b) 93,666 1,590,324
Fortis, Inc. (a) 87,248 4,998,343
Franco-Nevada Corp. (a) 29,254 6,104,097
George Weston Ltd. (a) 191,394 13,737,993
iA Financial Corp., Inc. (a)(b) 95,272 13,155,026
Intact Financial Corp. (a) 56,077 11,573,629
Kinross Gold Corp. (a) 426,378 10,095,380
Lundin Gold, Inc. (a) 321,200 17,327,701
LunR Royalties Corp. * 62,885 838,023
Magna International, Inc. (a) 245,045 16,113,447
Manulife Financial Corp. (a)(b) 466,175 18,906,671
Onex Corp. (a) 24,306 1,817,659
OR Royalties, Inc. (a) 128,728 4,076,273
Pan American Silver Corp. (a) 227,338 10,191,539
Quebecor, Inc., Class B (a) 472,222 22,538,133
Stantec, Inc. (a) 25,283 1,743,827
Suncor Energy, Inc. (a) 950,424 51,131,572
TFI International, Inc. (a) 150,984 21,733,392
Thomson Reuters Corp. (a) 147,946 12,083,952
TMX Group Ltd. (a)(b) 99,659 3,262,589
Toromont Industries Ltd. (a) 22,255 3,659,659
Tourmaline Oil Corp. (a) 571,570 23,898,538
Whitecap Resources, Inc. (a) 421,958 4,382,472
WSP Global, Inc. (a) 46,564 5,773,509
574,726,753
China - 0 .2%
BOC Hong Kong Holdings Ltd. (2)
(a) 826,500 4,485,034
Wilmar International Ltd. (2) 3,338,000 9,315,967
13,801,001
Denmark - 2 .3%
AL Sydbank (2)(a) 4,624 408,062
Danske Bank A/S (2)(a) 839,620 45,005,805
Genmab A/S (2)*(a) 45,499 12,473,658
ISS A/S (2)(a) 820,981 33,608,571
Jyske Bank A/S (Registered) (2)(a) 64,701 9,362,060
Orsted A/S (2)*(a)(c) 1,181,078 26,550,210
Pandora A/S (2)(a) 389,352 44,731,319
Royal Unibrew A/S (2)(a) 126,475 8,337,492
Zealand Pharma A/S (2)*(a) 126,808 5,629,078
186,106,255
Finland - 1 .4%
Elisa OYJ (2)(a) 337,408 14,160,033
Fortum OYJ (2)(a) 561,168 12,982,342
Konecranes OYJ (2)(a) 156,902 4,823,365
Nordea Bank Abp (2)(a) 2,229,987 42,318,270

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Finland - 1.4% (continued)
Sampo OYJ, Class A (2)(a)(b) 310,930 3,265,370
Wartsila OYJ Abp (2)(a) 935,365 35,723,620
113,273,000
France - 7 .9%
Air France-KLM (2)*(a) 678,408 10,560,572
Air Liquide SA (2)(a) 76,179 15,085,495
BNP Paribas SA (2)(a) 539,393 62,997,414
Bouygues SA (2)(a) 253,714 14,168,345
Carrefour SA (2)(a) 3,460,220 64,238,926
Credit Agricole SA (2)(a) 1,732,090 34,837,671
Dassault Aviation SA (2)(a) 35,764 11,747,891
Eiffage SA (2)(a) 121,983 17,993,120
Hermes International SCA (2)(a) 27,124 49,601,515
Ipsen SA (2)(a) 64,771 12,482,609
Legrand SA (2)(a) 73,802 12,505,330
LVMH Moet Hennessy Louis Vuitton
SE (2)(a) 23,561 13,030,655
Orange SA (2)(a) 1,348,336 25,427,983
Renault SA (2)(a) 490,417 14,088,427
Safran SA (2)(a) 123,821 48,795,512
SCOR SE (2)(a) 220,241 7,988,153
SEB SA (2)(a) 44,587 2,349,873
Societe Generale SA (2)(a) 530,796 46,980,843
Thales SA (2)(a) 201,425 51,766,527
TotalEnergies SE (2)(a) 823,928 63,710,652
Valeo SE (2)(a) 1,062,004 15,605,922
Vinci SA (2)(a) 198,327 28,965,287
Vivendi SE (2)(a) 1,458,466 3,602,332
628,531,054
Germany - 8 .1%
adidas AG (2)(a) 455,897 93,563,563
Allianz SE (Registered) (2)(a) 142,545 67,473,399
Aurubis AG (2)(a) 27,942 5,791,620
Auto1 Group SE (2)*(a)(c) 1 27
Bechtle AG (2)(a) 250,798 8,907,486
Daimler Truck Holding AG (2)(a) 133,329 6,430,333
Deutsche Bank AG (Registered)
(2)(a) 1,852,219 62,729,104
Deutsche Lufthansa AG
(Registered) (2)(a) 1,407,686 16,130,465
Deutsche Post AG (2)(a) 100,059 6,083,231
Deutsche Telekom AG (Registered)
(2)(a) 449,897 12,266,126
Evonik Industries AG (2)(a) 268,584 4,873,590
Fraport AG Frankfurt Airport
Services Worldwide (2)(a) 10,398 867,833
Freenet AG (2)(a) 56,770 1,463,307
Fresenius Medical Care AG (2)(a) 670,883 30,371,386
Heidelberg Materials AG (2)(a) 30,011 5,725,199
HUGO BOSS AG (2)(a) 102,389 4,398,728
KION Group AG (2)(a) 194,200 8,620,778
Knorr-Bremse AG (2)(a) 30,388 3,535,940
LANXESS AG (2)(a) 478,382 8,296,845
Mercedes-Benz Group AG (2)(a) 631,764 31,776,907
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 53,585 29,925,112
Nemetschek SE (2)(a) 41,212 2,509,035
INVESTMENTS SHARES VALUE ($)
Germany - 8.1% (continued)
Nordex SE (2)*(a) 357,710 18,872,946
Rational AG (2)(a) 5,562 4,074,645
Rheinmetall AG (2)(a) 34,295 39,020,239
RWE AG (2)(a) 696,521 45,044,047
SAP SE (2)(a) 70,330 10,841,244
Scout24 SE (2)(a)(c) 136,510 11,296,831
Siemens Energy AG (2)(a) 544,713 103,844,914
Talanx AG (2)(a) 26,632 3,368,537
Wacker Chemie AG (2)*(a) 12,869 1,337,084
649,440,501
Hong Kong - 0 .5%
CLP Holdings Ltd. (2)(a) 275,500 2,575,047
HKT Trust & HKT Ltd. (2)(a) 627,000 932,818
Prudential plc (2)(a) 1,691,517 22,466,757
Techtronic Industries Co. Ltd. (2)(a) 916,000 15,243,666
WH Group Ltd. (2)(a)(c) 1,479,500 1,568,737
Wharf Real Estate Investment Co.
Ltd. (2)(a) 131,167 358,216
43,145,241
Italy - 4 .6%
A2A SpA (2)(a) 10,819,505 27,905,315
Amplifon SpA (2)(a) 1,222,054 13,241,299
De' Longhi SpA (2)(a) 41,623 1,768,042
Enel SpA (2)(a) 6,865,718 78,752,452
Eni SpA (2)(a) 1,899,018 44,554,130
Fincantieri SpA (2)*(a) 75,523 859,737
FinecoBank Banca Fineco SpA (2)
(a)(b) 782,233 19,668,464
Hera SpA (2)(a) 391,821 1,634,309
Leonardo SpA (2)(a) 555,733 29,837,509
Pirelli & C SpA (2)*(a)(c) 1,990,098 15,071,884
Poste Italiane SpA (2)(a) 798,823 26,148,229
Reply SpA (2)(a) 35,060 3,672,939
Saipem SpA (2)(a) 3,357,571 16,880,169
Snam SpA (2)(a) 999,636 7,216,493
UniCredit SpA (2)(a) 677,362 60,704,345
Unipol Assicurazioni SpA (2)(a) 601,266 16,805,675
364,720,991
Ivory Coast - 0 .2%
Endeavour Mining plc (2)(a) 353,794 17,329,198
Japan - 26 .8%
Advantest Corp. (2)(a) 76,700 15,779,372
Aisin Corp. (2)(a) 569,400 7,730,569
ANA Holdings, Inc. (2)(a) 681,300 12,472,628
Asahi Group Holdings Ltd. (2)(a) 1,832,200 17,418,105
Asahi Intecc Co. Ltd. (2)(a) 463,100 10,857,884
Asahi Kasei Corp. (2)(a) 859,000 9,553,876
Astellas Pharma, Inc. (2)(a) 4,067,100 54,404,236
Bandai Namco Holdings, Inc. (2)(a) 916,100 21,236,194
BayCurrent, Inc. (2)(a) 590,800 22,050,067
Brother Industries Ltd. (2)(a) 756,500 17,209,413
Canon, Inc. (2)(a) 1,172,600 30,030,734
Central Japan Railway Co. (2)(a) 794,300 16,954,359
Chubu Electric Power Co., Inc. (2)
(a) 1,642,100 31,026,427
Concordia Financial Group Ltd. (2)
(a) 1,160,000 12,492,590

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 26.8% (continued)
CyberAgent, Inc. (2)(a) 215,600 1,817,618
Dai Nippon Printing Co. Ltd. (2)(a) 353,500 6,486,186
Daiichi Life Group, Inc. (2)(a) 1,657,800 18,101,099
Daiichi Sankyo Co. Ltd. (2)(a) 740,300 11,904,217
Denso Corp. (2)(a) 1,124,200 12,944,046
Dentsu Group, Inc. (2)*(a) 387,800 7,419,847
Disco Corp. (2)(a) 33,900 17,635,928
Eisai Co. Ltd. (2)(a) 277,900 7,005,374
ENEOS Holdings, Inc. (2)(a) 1,107,800 8,200,344
Fast Retailing Co. Ltd. (2)(a) 26,600 13,628,360
Fujitsu Ltd. (2)(a) 858,500 17,058,399
Fukuoka Financial Group, Inc. (2)
(a) 681,500 28,910,814
Furukawa Electric Co. Ltd. (2)(a) 602,000 18,106,469
Hikari Tsushin, Inc. (2)(a) 16,200 3,559,708
Hirose Electric Co. Ltd. (2)(a) 13,000 2,334,458
Hitachi Ltd. (2)(a) 572,200 15,836,264
Honda Motor Co. Ltd. (2)(a) 3,522,000 31,725,347
Hoya Corp. (2)(a) 162,800 26,259,865
Idemitsu Kosan Co. Ltd. (2)(a) 2,865,100 21,165,410
Iida Group Holdings Co. Ltd. (2)(a) 332,200 4,480,309
Isetan Mitsukoshi Holdings Ltd. (2)
(a) 1,822,800 46,558,538
Japan Airlines Co. Ltd. (2)(a) 1,173,915 20,513,443
Japan Post Bank Co. Ltd. (2)(a) 2,329,900 44,343,475
Japan Post Holdings Co. Ltd. (2)(a) 3,173,300 42,652,844
Japan Tobacco, Inc. (2)(a) 276,300 10,195,331
JFE Holdings, Inc. (2)(a)(b) 2,128,300 20,547,662
Kajima Corp. (2)(a) 1,027,000 37,437,211
Kandenko Co. Ltd. (2)(a) 198,600 8,289,845
Kawasaki Kisen Kaisha Ltd. (2)(a) 255,300 3,913,118
Kinden Corp. (2)(a) 135,900 6,708,387
Kioxia Holdings Corp. (2)*(a) 16,800 9,764,663
Kirin Holdings Co. Ltd. (2)(a) 2,559,300 44,138,171
Kobe Bussan Co. Ltd. (2)(a) 403,200 6,518,417
Kobe Steel Ltd. (2)(a) 2,369,400 27,483,608
Kokusai Electric Corp. (2)(a) 172,400 11,848,220
Kyocera Corp. (2)(a) 289,000 6,409,451
Kyoto Financial Group, Inc. (2)(a) 463,900 12,908,995
Kyushu Electric Power Co., Inc. (2)
(a) 1,149,300 11,649,910
LY Corp. (2)(a) 8,681,600 23,106,612
MatsukiyoCocokara & Co. (a) 789,800 11,665,209
Mazda Motor Corp. (2)(a) 1,493,900 9,991,321
Mebuki Financial Group, Inc. (2)(a) 34,000 298,491
MINEBEA MITSUMI, Inc. (2)(a) 548,900 16,281,943
Mitsubishi Chemical Group Corp.
(2)(a) 1,623,600 11,392,707
Mitsubishi Electric Corp. (2)(a) 317,700 11,651,491
Mitsubishi Heavy Industries Ltd. (2)
(a) 1,614,900 36,694,888
Mitsui & Co. Ltd. (2)(a) 190,800 5,327,704
Mitsui Chemicals, Inc. (2)(a) 1,852,400 24,552,749
Mitsui OSK Lines Ltd. (2)(a) 498,400 15,965,970
Murata Manufacturing Co. Ltd. (2)
(a) 1,063,400 76,335,964
Nexon Co. Ltd. (2)(a) 1,700,088 22,594,320
NGK Corp. (2)(a) 200,800 9,463,539
Nintendo Co. Ltd. (2)(a) 888,100 37,335,733
INVESTMENTS SHARES VALUE ($)
Japan - 26.8% (continued)
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 701,200 21,847,933
Nippon Steel Corp. (2)(a) 8,108,700 26,865,206
Nippon Yusen KK (2)(a) 1,532,677 49,573,489
Nissan Motor Co. Ltd. (2)*(a) 3,952,400 7,317,653
Nomura Holdings, Inc. (2)(a) 2,322,200 20,388,757
NTT, Inc. (2)(a) 40,263,000 35,815,101
Obayashi Corp. (2)(a) 1,650,800 33,360,257
Obic Co. Ltd. (2)(a) 1,166,400 27,392,703
Oji Holdings Corp. (2)(a) 1,665,400 8,181,393
Omron Corp. (2)(a) 602,700 21,781,577
Ono Pharmaceutical Co. Ltd. (2)(a) 636,000 9,348,857
ORIX Corp. (2)(a) 458,100 17,449,732
Otsuka Corp. (2)(a) 202,000 3,458,324
Pan Pacific International Holdings
Corp. (2)(a) 1,312,600 6,652,970
Panasonic Holdings Corp. (2)(a) 170,100 4,785,490
Rakuten Group, Inc. (2)*(a) 3,579,400 16,707,490
Recruit Holdings Co. Ltd. (2)(a) 221,500 15,411,742
Resona Holdings, Inc. (2)(a) 1,448,500 18,885,602
Rohm Co. Ltd. (2)(a) 931,500 31,498,210
Sanwa Holdings Corp. (2)(a) 672,139 15,757,754
Seiko Epson Corp. (2)(a) 1,117,100 18,697,989
Sekisui Chemical Co. Ltd. (2)(a) 218,200 3,498,935
Seven & i Holdings Co. Ltd. (2)(a) 2,016,600 24,183,823
Shimamura Co. Ltd. (2)(a) 641,400 13,207,668
Shimizu Corp. (2)(a) 1,656,600 26,234,002
Shin-Etsu Chemical Co. Ltd. (2)(a) 742,500 32,365,198
Shionogi & Co. Ltd. (2)(a) 1,309,300 22,371,384
Shizuoka Financial Group, Inc. (2)
(a) 1,405,400 26,385,172
Skylark Holdings Co. Ltd. (2)(a) 161,500 2,788,795
SoftBank Corp. (2)(a) 14,132,300 18,045,954
Sojitz Corp. (2)(a) 808,600 25,939,870
Sony Financial Group, Inc. (2) 13,209,900 11,510,252
Sony Group Corp. (2)(a) 1,380,100 27,773,221
Square Enix Holdings Co. Ltd. (2)
(a) 1,183,500 17,578,963
Subaru Corp. (2)(a) 1,062,500 15,544,692
Sumitomo Corp. (2)(a) 3,667,200 35,247,944
Sumitomo Electric Industries Ltd.
(2)(a) 169,200 3,139,866
Sumitomo Metal Mining Co. Ltd.
(2)(a) 291,200 13,506,045
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 864,500 32,280,409
Taisei Corp. (2)(a) 47,300 4,187,111
TBS Holdings, Inc. (2)(a) 150,800 5,815,571
Terumo Corp. (2)(a) 569,500 7,777,970
Tokyo Century Corp. (2)(a) 373,200 5,753,368
Tokyo Electron Ltd. (2)(a) 64,200 31,127,638
Tokyo Gas Co. Ltd. (2)(a) 576,400 21,825,835
Tokyu Corp. (2)(a) 760,300 7,844,574
Tosoh Corp. (2)(a) 505,000 9,171,315
USS Co. Ltd. (2)(a) 1,522,700 17,885,687
Yamato Holdings Co. Ltd. (2)(a) 997,300 11,284,756
Yamazaki Baking Co. Ltd. (2)(a) 39,200 769,945
Yokogawa Electric Corp. (2)(a) 439,100 15,431,376
2,139,992,014

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Macau - 0 .0% †
Galaxy Entertainment Group Ltd.
(2)(a) 102,501 385,869
Netherlands - 2 .9%
Aalberts NV (2)(a) 62,779 2,802,879
Argenx SE (2)*(a) 25,813 23,925,149
ASM International NV (2)(a) 37,968 43,662,498
ASML Holding NV (2)(a) 30,743 60,876,548
ASR Nederland NV (2)(a)(b) 70,376 5,314,857
BE Semiconductor Industries NV
(2)(a) 44,343 14,644,374
Heineken NV (2)(a) 81,118 6,810,878
Koninklijke Ahold Delhaize NV (a) 206,653 8,316,207
Koninklijke KPN NV (2)(a) 2,965,683 14,646,853
Koninklijke Vopak NV (2)(a) 55,748 2,902,965
NN Group NV (2)(a) 241,133 21,139,863
NXP Semiconductors NV (a)(b) 25,084 7,049,357
SBM Offshore NV (2)(a) 3 104
Wolters Kluwer NV (2)(a) 293,078 18,950,331
231,042,863
New Zealand - 0 .1%
Xero Ltd. (2)*(a) 170,393 8,566,066
Norway - 1 .2%
Equinor ASA (2)(a) 1,141,387 35,991,792
Frontline plc (a) 132,589 4,599,794
Gjensidige Forsikring ASA (2)(a) 25,499 690,224
Kongsberg Gruppen ASA (a) 649,297 19,567,136
Norsk Hydro ASA (2)(a) 38,137 345,093
Storebrand ASA (2)(a) 509,979 9,578,169
Telenor ASA (a) 606,264 8,684,976
Vend Marketplaces ASA (2)(a) 515,610 12,410,620
91,867,804
Portugal - 0 .3%
Banco Comercial Portugues SA,
Class R (2) 9,164,982 10,843,940
EDP SA (2) 2,664,368 13,918,443
24,762,383
Singapore - 1 .2%
Genting Singapore Ltd. (2) 800 378
Oversea-Chinese Banking Corp.
Ltd. (2) 1,363,400 26,164,585
Sea Ltd., ADR *(a)(b) 321,267 30,787,017
Sembcorp Industries Ltd. (2) 492,500 2,422,319
Singapore Technologies
Engineering Ltd. (2) 1,344,100 10,825,848
Singapore Telecommunications
Ltd. (2) 2,667,600 9,107,232
United Overseas Bank Ltd. (2) 432,800 13,328,004
92,635,383
South Africa - 0 .3%
Anglo American plc (2)(a)(b) 543,807 26,675,084
INVESTMENTS SHARES VALUE ($)
Spain - 2 .0%
ACS Actividades de Construccion y
Servicios SA (2)(a) 110,308 16,221,549
Aena SME SA (2)(a)(c) 421,937 12,857,534
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 594,883 14,977,256
Bankinter SA (2)(a) 645,766 10,813,899
CaixaBank SA (2)(a) 322,489 4,569,079
Cellnex Telecom SA (2)(a)(b)(c) 191,235 5,717,099
Enagas SA (a) 938,154 18,180,014
Industria de Diseno Textil SA (2)(a) 318,602 20,082,226
Naturgy Energy Group SA (2)(a) 302,770 9,490,085
Repsol SA (2)(a) 1,269,953 31,729,278
Unicaja Banco SA (2)(a)(c) 5,216,675 18,594,294
163,232,313
Sweden - 3 .2%
Alfa Laval AB (2)(a) 320,276 19,106,276
Autoliv, Inc. (a)(b) 213,165 24,763,378
Boliden AB (2)(a) 602,621 34,050,211
Electrolux AB, Class B (2)*(a)(b) 1,736,305 5,499,088
Evolution AB (2)*(a)(c) 647,013 44,414,064
Getinge AB, Class B (2)(a) 60,548 1,238,104
Husqvarna AB, Class B (2)(a) 541,908 2,105,378
Saab AB, Class B (2)(a) 249,781 13,022,187
Swedbank AB, Class A (2)(a) 414,814 15,495,732
Swedish Orphan Biovitrum AB
(2)*(a) 38,131 1,817,601
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 4,381,747 49,139,974
Telia Co. AB (2)(a) 5,194,361 25,300,904
Volvo AB, Class B (2)(a) 518,843 17,648,842
253,601,739
Switzerland - 5 .1%
ABB Ltd. (Registered) (2)(a) 379,234 41,252,822
Accelleron Industries AG (2)(a) 160,820 16,515,647
Adecco Group AG (Registered) (2)
(a) 305,575 5,638,653
Avolta AG (2)*(a) 239,470 15,998,276
BKW AG (2)(a) 31,745 5,337,779
DSM-Firmenich AG (2)(a)(b) 196,314 18,633,612
Flughafen Zurich AG (Registered)
(2)(a) 80,792 24,991,978
Galderma Group AG (2)(a) 112,094 25,495,510
Kuehne + Nagel International AG
(Registered) (2)(a) 167,543 40,652,908
Logitech International SA
(Registered) (2)(a) 165,021 15,480,385
Nestle SA (Registered) (2)(a) 285,739 29,306,866
SGS SA (Registered) (2)(a) 28,993 3,362,114
Sika AG (Registered) (2)(a) 39,622 8,170,692
Sonova Holding AG (Registered)
(2)(a) 69,394 16,470,180
Swissquote Group Holding SA
(Registered) (2)(a) 78,680 3,690,606
TE Connectivity plc (a)(b) 160,570 32,372,518
UBS Group AG (Registered) (2)(a) 611,893 30,326,109
Zurich Insurance Group AG (2)(a) 104,106 77,000,222
410,696,877

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 8 .0%
Barclays plc (2)(a) 9,863,785 66,097,227
Bellway plc (a) 333,948 8,584,668
Centrica plc (a) 15,251,340 34,563,194
Compass Group plc (2)(a) 2,834,595 91,583,907
Diploma plc (2)(a)(b) 19,819 1,873,339
Entain plc (2)(a)(b) 1,188,208 8,804,971
GSK plc (2)(a) 427,134 11,213,507
Harbour Energy plc (2)(a) 2,248,403 6,369,943
Hiscox Ltd. (2)(a) 712,507 17,458,573
Howden Joinery Group plc (2)(a)(b) 516,968 5,747,128
Imperial Brands plc (2)(a) 91,727 3,390,126
Inchcape plc (a) 43,611 446,007
International Consolidated Airlines
Group SA (2)(a) 5,695,579 36,156,348
ITV plc (2)(a) 5,696,070 6,084,904
Johnson Matthey plc (2)(a) 1 25
Kingfisher plc (2)(a) 6,848,610 25,714,287
Lloyds Banking Group plc (2)(a) 30,883,496 45,198,860
NatWest Group plc (2)(a) 1,273,554 11,237,782
Next plc (2)(a) 59,523 11,484,537
Persimmon plc (2)(a) 250,061 3,486,478
Reckitt Benckiser Group plc (2)(a)
(b) 392,517 25,566,043
RELX plc (2)(a)(b) 810,476 25,614,952
Rolls-Royce Holdings plc (2)(a) 4,114,913 78,881,410
Taylor Wimpey plc (2)(a) 13 14
TechnipFMC plc (a)(b) 212,513 14,089,612
Tesco plc (2)(a) 2,622,507 15,987,067
Unilever plc (2)(a) 492,277 29,569,904
Vodafone Group plc (2)(a) 40,547,798 53,667,547
638,872,360
United States - 138 .2%
Abercrombie & Fitch Co., Class A
*(a)(b) 257,586 23,185,316
Accenture plc, Class A (a)(b) 128,622 16,005,722
Acerinox SA (2)(a) 299,087 5,243,366
Acuity, Inc. (a)(b) 88,094 33,181,486
Adobe, Inc. *(a)(b) 99,033 20,303,746
ADT, Inc. (a)(b) 1,762,497 11,456,231
Advanced Energy Industries, Inc.
(a)(b) 82,156 30,633,508
Advanced Micro Devices, Inc. *(a) 5,917 3,437,244
Aegon Ltd. (2)(a) 961,112 8,179,442
AES Corp. (The) (a)(b) 442,692 6,489,865
AGCO Corp. (a)(b) 75,719 9,063,564
Agilent Technologies, Inc. (a) 284,864 37,838,485
Airbnb, Inc., Class A *(a)(b) 592,905 84,844,706
Akamai Technologies, Inc. *(a)(b) 131,047 15,491,066
Albemarle Corp. (a)(b) 79,080 10,678,172
Alcoa Corp. (a)(b) 151,257 7,886,540
Alcon AG (2)(a) 62,862 4,238,780
Alexandria Real Estate Equities,
Inc., REIT (a) 602,338 31,833,563
Ally Financial, Inc. (a)(b) 432,435 19,870,388
Alnylam Pharmaceuticals, Inc. *(a)
(b) 28,004 8,430,044
Amazon.com, Inc. *(a)(b) 73,843 17,599,741
Amdocs Ltd. (a) 336,028 16,982,855
American Airlines Group, Inc. *(a) 228,649 4,131,687
INVESTMENTS SHARES VALUE ($)
United States - 138.2% (continued)
American Financial Group, Inc. (a)
(b) 91,517 12,806,889
American Homes 4 Rent, Class A,
REIT (a)(b) 1,024,819 34,351,933
American International Group, Inc.
(a)(b) 218,785 16,306,046
American Tower Corp., REIT (a)(b) 244,606 40,010,203
American Water Works Co., Inc.
(a)(b) 229,671 30,220,110
Ameriprise Financial, Inc. (a)(b) 94,533 43,367,959
AMETEK, Inc. (a)(b) 65,745 15,906,345
Amkor Technology, Inc. (a)(b) 77,786 6,707,487
Analog Devices, Inc. (a)(b) 9,409 3,736,973
Antero Resources Corp. *(a)(b) 381,879 13,419,228
Aon plc, Class A (a)(b) 82,581 27,391,292
AP Moller - Maersk A/S, Class B (a) 933 2,216,386
APA Corp. (a)(b) 132,845 4,326,762
Applied Industrial Technologies, Inc.
(a)(b) 119,010 40,243,232
Applied Materials, Inc. (a)(b) 10,022 7,245,906
AptarGroup, Inc. (a)(b) 43,012 5,385,102
Aramark (a)(b) 658,851 37,488,622
Arch Capital Group Ltd. *(a)(b) 112,256 10,895,567
Arista Networks, Inc. *(a)(b) 83,249 14,142,340
Armstrong World Industries, Inc.
(a)(b) 17,480 2,804,142
Arrow Electronics, Inc. *(a)(b) 114,597 24,456,146
Assured Guaranty Ltd. (a)(b) 109,762 8,798,522
ATI, Inc. *(a)(b) 72,697 14,328,579
Atlassian Corp., Class A *(a)(b) 400,006 31,116,467
Atmos Energy Corp. (a)(b) 184,923 31,856,685
Autodesk, Inc. *(a)(b) 50,318 9,782,826
AutoNation, Inc. *(a)(b) 104,392 19,394,990
Avantor, Inc. *(a)(b) 710,108 7,030,069
Avnet, Inc. (a)(b) 350,546 31,135,496
Axis Capital Holdings Ltd. (a) 293,095 31,490,127
Baker Hughes Co., Class A (a) 59,127 3,281,549
Ball Corp. (a)(b) 323,079 20,160,130
Bank of America Corp. (a)(b) 281,176 16,021,408
Bank of New York Mellon Corp.
(The) (a)(b) 218,191 31,552,601
Bath & Body Works, Inc. (a) 212,219 4,908,625
BellRing Brands, Inc. *(a) 5 65
Biogen, Inc. *(a)(b) 48,898 10,564,902
BioMarin Pharmaceutical, Inc. *(a)
(b) 371,306 21,246,129
BJ's Wholesale Club Holdings, Inc.
*(a)(b) 141,477 12,339,624
Blackrock, Inc. (a)(b) 51,874 49,879,963
Bloom Energy Corp., Class A *(a)(b) 35,355 10,701,959
Blue Owl Capital, Inc., Class A (a)
(b) 912,101 7,980,884
Boeing Co. (The) *(a)(b) 175,749 38,044,386
Booking Holdings, Inc. (a)(b) 156,533 27,900,442
Booz Allen Hamilton Holding Corp.,
Class A (a)(b) 228,924 13,888,819
Boston Beer Co., Inc. (The), Class
A *(a)(b) 21,972 3,889,703
Boston Scientific Corp. *(a)(b) 836,253 35,691,278
BP plc (2)(a) 4,511,207 27,805,937

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 138.2% (continued)
Bright Horizons Family Solutions,
Inc. *(a)(b) 409,555 29,029,258
Bristol-Myers Squibb Co. (a) 1,323,115 76,237,886
Broadcom, Inc. (a)(b) 48,576 18,349,584
Broadridge Financial Solutions, Inc.
(a)(b) 263,799 36,127,273
Bruker Corp. (a)(b) 290,885 17,505,459
Brunswick Corp. (a)(b) 177,884 14,984,948
Burlington Stores, Inc. *(a)(b) 110,570 35,028,576
BXP, Inc., REIT (a) 157,958 10,474,195
CACI International, Inc., Class A
*(a)(b) 9,147 4,237,439
Capital One Financial Corp. (a)(b) 345,266 69,267,265
CarMax, Inc. *(a)(b) 336,996 17,823,718
Carnival Corp. Ltd. (a)(b) 478,321 13,665,631
Carpenter Technology Corp. (a)(b) 85,723 52,877,375
Carrier Global Corp. (a)(b) 387,455 28,419,824
Casey's General Stores, Inc. (a)(b) 20,185 16,042,836
Caterpillar, Inc. (a) 1,960 2,087,204
CBRE Group, Inc., Class A *(a)(b) 224,781 30,275,753
CCC Intelligent Solutions Holdings,
Inc. *(a)(b) 1,922,793 9,921,612
CDW Corp. (a)(b) 112,293 15,792,888
Celsius Holdings, Inc. *(a)(b) 647,263 18,951,861
Centene Corp. *(a)(b) 292,497 18,775,382
Central BanCo, Inc. (a) 2 61
Charles Schwab Corp. (The) (a)(b) 214,136 19,758,329
Charter Communications, Inc.,
Class A *(a)(b) 146,390 20,818,122
Chemed Corp. (a)(b) 97,263 45,299,270
Cheniere Energy, Inc. (a)(b) 33,335 7,967,398
Chevron Corp. (a)(b) 309,203 51,253,489
Chewy, Inc., Class A *(a)(b) 1,587,116 31,186,829
Chipotle Mexican Grill, Inc., Class
A *(a)(b) 412,512 14,025,408
Chord Energy Corp. (a)(b) 175,238 20,029,703
Chubb Ltd. (a)(b) 169,182 57,647,075
Church & Dwight Co., Inc. (a)(b) 82,189 7,962,470
Ciena Corp. *(a)(b) 34,275 16,813,944
Citigroup, Inc. (a)(b) 236,010 33,031,960
Clean Harbors, Inc. *(a)(b) 46,924 14,018,545
Cloudflare, Inc., Class A *(a)(b) 126,608 31,054,410
CMS Energy Corp. (a)(b) 454,774 34,790,211
CNA Financial Corp. (a)(b) 228,566 11,110,593
CNO Financial Group, Inc. (a)(b) 187,380 9,552,632
Coca-Cola Consolidated, Inc. (a)(b) 93,922 17,931,588
Coeur Mining, Inc. (a) 244,871 3,996,295
Colgate-Palmolive Co. (a)(b) 450,724 41,322,376
Comfort Systems USA, Inc. (a)(b) 28,117 55,726,488
Commerce Bancshares, Inc. (a)(b) 451,808 26,091,912
Commercial Metals Co. (a) 133,757 8,393,252
Commvault Systems, Inc. *(a)(b) 97,756 13,854,958
Conagra Brands, Inc. (a)(b) 1,191,910 16,043,109
Concentrix Corp. (a)(b) 459,828 10,302,446
ConocoPhillips (a)(b) 277,467 28,845,469
Consolidated Edison, Inc. (a)(b) 172,989 19,137,773
Constellation Energy Corp. (a)(b) 70,201 17,435,822
Copart, Inc. *(a)(b) 988,137 27,855,582
COPT Defense Properties, REIT (a) 247,260 8,997,791
Corcept Therapeutics, Inc. *(a) 63,470 5,518,717
INVESTMENTS SHARES VALUE ($)
United States - 138.2% (continued)
CoreWeave, Inc., Class A *(a)(b) 110,959 11,044,859
Corpay, Inc. *(a)(b) 47,157 15,716,013
CoStar Group, Inc. *(a)(b) 807,351 22,864,180
Costco Wholesale Corp. (a)(b) 56,454 52,811,023
Crane Co. (a)(b) 154,854 34,543,282
Crown Holdings, Inc. (a)(b) 169,821 18,989,384
Cummins, Inc. (a)(b) 54,629 38,961,949
Curtiss-Wright Corp. (a)(b) 30,454 23,076,823
Danaher Corp. (a) 279,289 53,198,969
Darden Restaurants, Inc. (a)(b) 78,953 16,265,108
Darling Ingredients, Inc. *(a)(b) 230,416 12,585,322
Datadog, Inc., Class A *(a) 8,685 2,261,227
DaVita, Inc. *(a)(b) 84,859 18,879,430
Delta Air Lines, Inc. (a)(b) 257,832 24,148,545
Dexcom, Inc. *(a)(b) 193,609 13,039,566
Docusign, Inc., Class A *(a)(b) 538,213 23,907,421
Dollar General Corp. (a) 326,160 37,544,278
Dollar Tree, Inc. *(a)(b) 116,040 14,035,038
Domino's Pizza, Inc. (a)(b) 91,678 27,140,355
DoubleVerify Holdings, Inc. *(a)(b) 819,428 8,882,600
Dover Corp. (a)(b) 110,907 24,874,222
Dow, Inc. (a)(b) 1,219,113 33,354,932
Doximity, Inc., Class A *(a) 282,910 5,867,553
DR Horton, Inc. (a)(b) 86,330 14,061,430
DraftKings, Inc., Class A *(a)(b) 1,119,203 28,271,068
DTE Energy Co. (a)(b) 142,260 21,676,156
Duolingo, Inc., Class A *(a)(b) 211,379 24,312,813
Dynatrace, Inc. *(a)(b) 732,368 32,158,279
Eagle Materials, Inc. (a)(b) 89,150 20,058,750
East West Bancorp, Inc. (a)(b) 280,880 36,258,799
Edison International (a) 736,322 54,819,173
Edwards Lifesciences Corp. *(a) 37,378 3,381,214
Elastic NV *(a)(b) 553,510 31,561,140
Elevance Health, Inc. (a) 16,470 6,369,443
Eli Lilly & Co. (a)(b) 11,054 13,258,499
EMCOR Group, Inc. (a)(b) 55,950 46,431,786
Encompass Health Corp. (a) 31,833 3,217,680
EnerSys (a)(b) 88,893 20,784,961
Ensign Group, Inc. (The) (a) 12,008 1,924,882
EOG Resources, Inc. (a)(b) 417,708 54,189,259
EPR Properties, REIT (a) 152,900 8,869,729
EQT Corp. (a)(b) 158,946 8,451,159
Equifax, Inc. (a)(b) 260,934 41,415,444
Equinix, Inc., REIT (a)(b) 26,335 27,451,341
Essent Group Ltd. (a) 87,511 5,625,207
Estee Lauder Cos., Inc. (The),
Class A (a)(b) 55,386 4,372,725
Evercore, Inc., Class A (a)(b) 62,105 21,205,131
Everest Group Ltd. (a)(b) 80,594 28,790,595
Everforth, Inc. *(a)(b) 400,068 7,149,215
Eversource Energy (a)(b) 501,185 36,220,640
Exelixis, Inc. *(a)(b) 517,462 28,155,107
ExlService Holdings, Inc. *(a)(b) 1,008,788 26,087,258
Expand Energy Corp. (a)(b) 337,765 30,800,790
Expedia Group, Inc. (a)(b) 84,129 21,526,929
Experian plc (2)(a) 55,898 1,883,965
Exponent, Inc. (a) 103,632 6,089,416
Exxon Mobil Corp. (a)(b) 88,105 12,045,716
FactSet Research Systems, Inc.
(a)(b) 107,692 24,777,775

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 138.2% (continued)
Federal Realty Investment Trust,
REIT (a) 218,566 26,979,787
FedEx Corp. (a)(b) 127,995 40,079,074
Fidelity National Financial, Inc. (a)
(b) 889,889 41,967,165
Fidelity National Information
Services, Inc. (a)(b) 816,598 31,749,330
First Financial Bankshares, Inc. (a)
(b) 263,538 9,118,415
First Hawaiian, Inc. (a)(b) 322,315 9,443,830
First Horizon Corp. (a)(b) 999,754 25,633,693
First Industrial Realty Trust, Inc.,
REIT (a) 51,484 3,156,484
FirstCash Holdings, Inc. (a)(b) 31,046 6,715,871
Five Below, Inc. *(a)(b) 150,037 26,975,152
Fluor Corp. *(a)(b) 124,100 6,501,599
FMC Corp. (a) 637,496 7,331,204
FNB Corp. (a)(b) 1,734,832 33,100,595
Ford Motor Co. (a)(b) 1,693,709 23,542,555
Fortinet, Inc. *(a)(b) 285,140 43,803,207
Freeport-McMoRan, Inc. (a)(b) 625,085 39,311,596
Gap, Inc. (The) (a)(b) 1,251,061 23,369,819
Garmin Ltd. (a)(b) 61,340 14,570,704
Gartner, Inc. *(a)(b) 210,365 27,267,511
Gates Industrial Corp. plc *(a)(b) 341,112 9,540,903
GE Aerospace (a) 64,390 24,064,475
GE Vernova, Inc. (a)(b) 41,697 48,988,137
General Dynamics Corp. (a) 82,391 29,186,188
General Mills, Inc. (a)(b) 2,467,825 85,880,310
General Motors Co. (a)(b) 539,961 41,620,194
Genpact Ltd. (a)(b) 1,100,278 30,257,645
Genuine Parts Co. (a)(b) 311,679 36,771,888
GFL Environmental, Inc. (a) 218,288 8,026,596
Gitlab, Inc., Class A *(a)(b) 501,528 15,311,650
Globe Life, Inc. (a) 9,458 1,689,955
GoDaddy, Inc., Class A *(a)(b) 256,776 21,795,147
Goldman Sachs Group, Inc. (The)
(a)(b) 16,124 16,307,330
Goodyear Tire & Rubber Co. (The)
*(a)(b) 1,255,872 8,288,755
Graham Holdings Co., Class B (a) 4,106 4,686,671
Graphic Packaging Holding Co. (a)
(b) 1,433,398 15,151,017
Greif, Inc., Class A (a) 62,336 4,643,409
H&R Block, Inc. (a)(b) 268,806 10,236,132
Haemonetics Corp. *(a)(b) 104,254 7,819,050
Halliburton Co. (a)(b) 534,881 18,159,210
Hanover Insurance Group, Inc.
(The) (a)(b) 35,679 7,639,587
Hasbro, Inc. (a) 32,732 2,703,336
Hayward Holdings, Inc. *(a) 17,603 304,708
HealthEquity, Inc. *(a)(b) 203,143 18,347,876
Hewlett Packard Enterprise Co. (a)
(b) 830,647 37,470,486
Hilton Worldwide Holdings, Inc. (a)
(b) 161,276 53,295,267
Holcim AG (2)(a) 190,545 17,180,058
Home Depot, Inc. (The) (a)(b) 44,748 15,781,725
Honeywell Aerospace, Inc. *(a)(b) 56,342 12,455,979
Honeywell International, Inc. (a)(b) 56,342 12,614,862
INVESTMENTS SHARES VALUE ($)
United States - 138.2% (continued)
Host Hotels & Resorts, Inc., REIT
(a) 560,290 13,284,476
HubSpot, Inc. *(a)(b) 111,551 20,359,173
Huntington Bancshares, Inc. (a)(b) 800,800 14,198,184
Huntington Ingalls Industries, Inc.
(a)(b) 62,299 17,436,867
Huntsman Corp. (a) 514,287 5,461,728
Illinois Tool Works, Inc. (a) 174,601 47,224,332
Illumina, Inc. *(a)(b) 115,671 20,338,432
Ingram Micro Holding Corp. (a) 18 494
Ingredion, Inc. (a) 167,257 15,840,910
Inspire Medical Systems, Inc. *(a)
(b) 107,642 4,801,910
Insulet Corp. *(a)(b) 192,209 29,263,820
Intel Corp. *(a)(b) 91,469 12,771,816
Intercontinental Exchange, Inc. (a)
(b) 117,062 14,411,503
InterContinental Hotels Group plc
(2)(a) 93,481 16,067,760
International Business Machines
Corp. (a)(b) 198,865 55,922,827
International Paper Co. (a)(b) 979,889 37,333,771
Intuit, Inc. (a)(b) 151,304 39,490,344
Intuitive Surgical, Inc. *(a)(b) 26,526 10,548,860
Invesco Ltd. (a)(b) 452,142 11,932,027
IQVIA Holdings, Inc. *(a)(b) 111,299 21,505,193
Iridium Communications, Inc. (a)(b) 381,994 20,952,371
Iron Mountain, Inc., REIT (a)(b) 265,738 33,565,367
ITT, Inc. (a)(b) 61,538 12,169,755
J M Smucker Co. (The) (a)(b) 60,845 6,845,063
Jabil, Inc. (a)(b) 58,117 22,402,941
Jacobs Solutions, Inc. (a)(b) 80,495 10,142,370
Jazz Pharmaceuticals plc *(a)(b) 159,487 38,431,582
JB Hunt Transport Services, Inc.
(a)(b) 199,759 57,816,247
Jefferies Financial Group, Inc. (a)(b) 613,926 30,684,021
Johnson Controls International plc
(a)(b) 140,543 20,534,738
Jones Lang LaSalle, Inc. *(a)(b) 13,799 4,277,000
JPMorgan Chase & Co. (a) 106,161 34,749,680
Kemper Corp. (a) 168,116 4,532,407
Keysight Technologies, Inc. *(a)(b) 40,760 14,268,853
Kinder Morgan, Inc. (a)(b) 1,203,322 38,470,204
Kirby Corp. *(a)(b) 87,809 11,939,390
KKR & Co., Inc. (a)(b) 90,473 8,303,612
KLA Corp. (a)(b) 33,490 10,104,268
Knight-Swift Transportation
Holdings, Inc., Class A (a)(b) 372,934 29,040,371
Kyndryl Holdings, Inc. *(a)(b) 1,000,343 11,313,879
L3Harris Technologies, Inc. (a)(b) 50,194 14,585,874
Lamar Advertising Co., Class A,
REIT (a)(b) 214,371 33,437,589
Lamb Weston Holdings, Inc. (a)(b) 412,480 17,810,886
Landstar System, Inc. (a)(b) 146,837 30,367,360
Las Vegas Sands Corp. (a)(b) 505,759 23,361,008
Lear Corp. (a)(b) 106,050 14,217,063
Lennar Corp., Class A (a)(b) 172,544 15,613,507
Leonardo DRS, Inc. (a)(b) 364,462 15,551,594
Lincoln Electric Holdings, Inc. (a) 68,002 18,055,211
Lineage, Inc., REIT (a) 276,723 11,968,270

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 138.2% (continued)
LivaNova plc *(a)(b) 66,803 5,493,211
Lockheed Martin Corp. (a)(b) 74,367 37,887,012
Louisiana-Pacific Corp. (a)(b) 119,240 9,379,418
Lululemon Athletica, Inc. *(a)(b) 139,583 15,937,587
Lumentum Holdings, Inc. *(a)(b) 18,424 15,808,897
LyondellBasell Industries NV, Class
A (a)(b) 565,655 29,781,736
Manhattan Associates, Inc. *(a)(b) 226,784 31,579,672
ManpowerGroup, Inc. (a)(b) 378,638 12,786,605
MarketAxess Holdings, Inc. (a)(b) 271,721 30,837,616
Marsh & McLennan Cos., Inc. (a)(b) 181,895 30,316,440
Marzetti Co. (The) (a)(b) 159,313 18,187,172
Masco Corp. (a)(b) 182,374 14,839,772
Matador Resources Co. (a)(b) 358,848 17,863,453
Match Group, Inc. (a) 127,141 4,837,715
Mattel, Inc. *(a)(b) 727,273 10,094,549
McCormick & Co., Inc. (Non-Voting)
(a) 209,154 10,545,545
McDonald's Corp. (a)(b) 53,875 14,562,951
Medical Properties Trust, Inc., REIT
(a)(b) 2,672,040 12,344,825
Medpace Holdings, Inc. *(a)(b) 61,966 32,816,574
Merck & Co., Inc. (a)(b) 217,740 27,979,590
MetLife, Inc. (a)(b) 307,103 25,983,985
Mettler-Toledo International, Inc.
*(a)(b) 12,302 15,715,928
MGIC Investment Corp. (a)(b) 1,003,833 28,308,091
Microchip Technology, Inc. (a)(b) 300,962 27,447,734
Micron Technology, Inc. (a) 70,661 81,563,286
Microsoft Corp. (a)(b) 208,218 77,669,478
Mid-America Apartment
Communities, Inc., REIT (a)(b) 353,614 49,131,129
MKS, Inc. (a)(b) 20,020 8,904,896
Mohawk Industries, Inc. *(a)(b) 296,439 35,966,944
Molina Healthcare, Inc. *(a)(b) 223,984 51,225,141
Molson Coors Beverage Co., Class
B (a)(b) 815,183 31,759,530
MongoDB, Inc., Class A *(a)(b) 63,620 21,369,958
Moody's Corp. (a)(b) 30,197 13,676,825
Morgan Stanley (a) 13,881 2,901,684
Mosaic Co. (The) (a)(b) 1,448,306 30,689,604
MSCI, Inc., Class A (a)(b) 43,879 24,573,995
Mueller Industries, Inc. (a)(b) 271,248 33,344,517
Nasdaq, Inc. (a)(b) 191,705 15,110,188
Natera, Inc. *(a)(b) 85,224 23,134,055
National Fuel Gas Co. (a) 45,370 3,503,018
Neurocrine Biosciences, Inc. *(a)(b) 108,538 18,292,452
New York Times Co. (The), Class
A (a)(b) 583,389 40,825,562
Newell Brands, Inc. (a)(b) 2,548,990 15,650,799
NewMarket Corp. (a)(b) 28,374 22,450,644
Newmont Corp. (a)(b) 270,969 25,308,505
News Corp., Class A (a)(b) 628,171 15,597,486
NNN REIT, Inc., REIT (a)(b) 635,597 29,574,328
Northern Trust Corp. (a)(b) 74,551 12,959,946
NOV, Inc. (a) 171,970 3,190,044
Novartis AG (Registered) (2)(a) 218,427 34,138,483
NRG Energy, Inc. (a)(b) 126,512 18,478,343
Nutanix, Inc., Class A *(a)(b) 1,037,889 52,890,823
nVent Electric plc (a)(b) 209,685 35,564,673
INVESTMENTS SHARES VALUE ($)
United States - 138.2% (continued)
NVIDIA Corp. (a)(b) 258,233 51,669,841
NVR, Inc. *(a)(b) 5,258 35,824,857
Occidental Petroleum Corp. (a)(b) 817,564 39,709,083
OGE Energy Corp. (a) 285,119 13,873,891
Old Dominion Freight Line, Inc. (a)
(b) 151,863 32,893,526
Old Republic International Corp.
(a)(b) 482,245 19,733,465
Omnicom Group, Inc. (a)(b) 124,747 9,085,324
ON Semiconductor Corp. *(a)(b) 107,966 10,207,106
OneMain Holdings, Inc. (a)(b) 585,494 35,697,569
Oracle Corp. (a)(b) 51,340 7,523,877
Oshkosh Corp. (a)(b) 239,145 36,703,975
Otis Worldwide Corp. (a) 39,144 2,802,710
Ovintiv, Inc. (a)(b) 322,899 17,000,632
Owens Corning (a)(b) 300,139 47,710,095
PACCAR, Inc. (a)(b) 167,924 20,171,031
Palantir Technologies, Inc., Class
A *(a)(b) 113,638 13,258,145
Paramount Skydance Corp., Class
B (a) 23,764 234,313
Park Hotels & Resorts, Inc., REIT
(a) 586,739 8,361,031
Parker-Hannifin Corp. (a)(b) 56,870 55,625,684
Parsons Corp. *(a)(b) 153,965 8,066,226
Paylocity Holding Corp. *(a)(b) 56,919 5,949,743
PBF Energy, Inc., Class A (a)(b) 168,998 7,692,789
Pegasystems, Inc. (a) 198,502 5,949,105
Penn Entertainment, Inc. *(a)(b) 673,221 14,380,001
Penske Automotive Group, Inc. (a)
(b) 22,029 3,942,090
PepsiCo, Inc. (a)(b) 324,551 43,944,205
Permian Resources Corp., Class
A (a)(b) 670,878 12,350,864
Pfizer, Inc. (a)(b) 722,080 17,387,686
PG&E Corp. (a) 4,862,079 81,780,169
Philip Morris International, Inc. (a)
(b) 162,105 29,326,416
Phillips 66 (a)(b) 253,062 42,780,131
Pilgrim's Pride Corp. (a) 26,117 734,149
Pinnacle Financial Partners, Inc.
(a)(b) 302,547 30,520,941
Planet Fitness, Inc., Class A *(a)(b) 376,130 19,622,702
PNC Financial Services Group, Inc.
(The) (a)(b) 161,769 39,830,763
Polaris, Inc. (a) 88,242 6,039,282
Pool Corp. (a)(b) 160,969 34,592,238
Portland General Electric Co. (a)(b) 142,880 7,405,470
Principal Financial Group, Inc. (a)
(b) 249,391 26,879,362
Procore Technologies, Inc. *(a)(b) 488,369 19,837,549
Progressive Corp. (The) (a) 36,718 8,021,047
Prologis, Inc., REIT (a)(b) 156,584 21,212,434
Prosperity Bancshares, Inc. (a)(b) 462,428 33,771,117
Prudential Financial, Inc. (a)(b) 182,406 19,687,080
Rambus, Inc. *(a)(b) 61,814 8,205,190
RBC Bearings, Inc. *(a)(b) 34,101 21,963,090
Reddit, Inc., Class A *(a)(b) 76,054 13,201,453
Regency Centers Corp., REIT (a)(b) 91,827 7,322,285

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 138.2% (continued)
Regeneron Pharmaceuticals, Inc.
(a)(b) 85,158 53,099,419
Reinsurance Group of America, Inc.
(a)(b) 112,613 23,947,154
RenaissanceRe Holdings Ltd. (a)(b) 59,771 18,941,430
Republic Services, Inc., Class A (a) 103,456 22,044,404
Revolution Medicines, Inc. *(a)(b) 57,712 10,808,303
Reynolds Consumer Products, Inc.
(a)(b) 327,005 8,780,084
Robert Half, Inc. (a)(b) 493,081 15,137,587
ROBLOX Corp., Class A *(a)(b) 1,019,160 55,421,921
Roche Holding AG (2)(a) 161,576 66,421,693
Roivant Sciences Ltd. *(a)(b) 235,880 8,347,793
Roku, Inc., Class A *(a)(b) 107,522 14,853,089
Ross Stores, Inc. (a)(b) 228,018 48,533,631
Royal Gold, Inc. (a) 58,394 11,656,026
Royalty Pharma plc, Class A (a)(b) 383,174 21,484,566
RPM International, Inc. (a)(b) 75,760 8,420,724
RTX Corp. (a) 21,679 4,113,157
Rubrik, Inc., Class A *(a)(b) 604,325 48,515,211
Ryder System, Inc. (a)(b) 25,905 6,832,962
S&P Global, Inc. (a)(b) 108,756 44,291,969
Saia, Inc. *(a)(b) 25,792 10,862,559
Sandisk Corp. *(a)(b) 2,924 6,648,387
Sanofi SA (2)(a) 1,114,661 95,307,572
Sarepta Therapeutics, Inc. *(a)(b) 279,110 5,015,607
SBA Communications Corp., REIT
(a)(b) 50,050 8,831,823
Science Applications International
Corp. (a)(b) 310,235 34,253,046
Seaboard Corp. (a)(b) 508 2,267,880
Seagate Technology Holdings plc
(a)(b) 102,118 98,543,869
Selective Insurance Group, Inc. (a)
(b) 363,156 35,229,764
Sempra (a)(b) 410,784 38,083,785
SentinelOne, Inc., Class A *(a)(b) 1,872,643 31,778,752
Service Corp. International (a) 26,792 2,035,120
ServiceNow, Inc. *(a)(b) 32,614 3,237,918
Shell plc (2)(a)(b) 548,139 21,297,936
Signify NV (2)(a)(c) 63,983 1,221,869
SiteOne Landscape Supply, Inc.
*(a)(b) 206,582 23,635,047
Smithfield Foods, Inc. (a)(b) 326,033 7,909,561
Smurfit Westrock plc (a)(b) 290,116 13,420,766
Snowflake, Inc., Class A *(a)(b) 145,426 37,010,917
Solstice Advanced Materials, Inc.
(a)(b) 81,826 7,249,784
Solventum Corp. *(a)(b) 101,762 7,850,938
Sotera Health Co. *(a)(b) 559,755 9,935,651
SOUTHSTATE BANK Corp. (a)(b) 221,492 22,127,051
Southwest Airlines Co. (a)(b) 130,508 6,710,721
SS&C Technologies Holdings, Inc.
(a)(b) 336,724 20,893,724
State Street Corp. (a) 94,071 15,954,442
Stellantis NV (2)*(a)(b) 3,374,965 19,278,889
STERIS plc (a)(b) 85,526 18,009,210
Stifel Financial Corp. (a)(b) 751,809 52,453,714
Stryker Corp. (a) 39,615 12,472,387
Sunbelt Rentals Holdings, Inc. (2) 62,772 4,579,116
INVESTMENTS SHARES VALUE ($)
United States - 138.2% (continued)
Super Micro Computer, Inc. *(a)(b) 408,935 11,994,064
Synopsys, Inc. *(a)(b) 101,542 45,294,840
Sysco Corp. (a) 252,231 21,081,467
Take-Two Interactive Software, Inc.
*(a)(b) 234,896 58,719,302
Tapestry, Inc. (a)(b) 120,433 17,628,983
Target Corp. (a)(b) 55,077 7,193,607
TD SYNNEX Corp. (a)(b) 69,518 18,584,942
Tenet Healthcare Corp. *(a)(b) 54,609 10,216,252
Teradyne, Inc. (a)(b) 92,583 44,795,359
Tesla, Inc. *(a)(b) 37,789 15,894,053
Texas Capital Bancshares, Inc. (a)
(b) 322,701 33,322,105
Texas Instruments, Inc. (a)(b) 85,379 25,448,919
Texas Pacific Land Corp. (a)(b) 30,286 13,254,365
Texas Roadhouse, Inc., Class A (a)
(b) 352,753 68,162,462
Textron, Inc. (a)(b) 231,296 21,216,782
TJX Cos., Inc. (The) (a)(b) 486,532 73,709,598
T-Mobile US, Inc. (a)(b) 362,814 60,854,792
Toro Co. (The) (a)(b) 254,929 24,835,183
Tradeweb Markets, Inc., Class A
(a)(b) 230,517 22,973,324
Trane Technologies plc (a)(b) 68,179 33,486,798
Travelers Cos., Inc. (The) (a)(b) 136,574 45,085,809
Trex Co., Inc. *(a)(b) 81,642 4,085,366
TTM Technologies, Inc. *(a)(b) 113,489 21,224,713
Tyson Foods, Inc., Class A (a)(b) 637,571 36,500,940
Ulta Beauty, Inc. *(a)(b) 28,979 13,068,949
Ultragenyx Pharmaceutical, Inc.
*(a)(b) 914,718 30,542,434
United Bankshares, Inc. (a) 87,716 4,020,024
United Parcel Service, Inc., Class
B (a)(b) 89,650 9,637,375
UnitedHealth Group, Inc. (a)(b) 70,357 29,242,480
Unity Software, Inc. *(a)(b) 347,074 9,919,375
Universal Display Corp. (a)(b) 109,094 9,446,449
Universal Health Services, Inc.,
Class B (a)(b) 61,664 9,168,820
Unum Group (a) 43,212 3,863,153
Valero Energy Corp. (a)(b) 31,299 8,151,512
Veeva Systems, Inc., Class A *(a)
(b) 186,916 33,171,983
Ventas, Inc., REIT (a) 288,006 25,574,933
Veralto Corp. (a) 236,765 20,996,320
VeriSign, Inc. (a)(b) 274,863 69,144,536
Verisk Analytics, Inc., Class A (a) 25,260 4,534,928
Verizon Communications, Inc. (a)(b) 736,566 31,186,204
Versant Media Group, Inc. (a) 414,687 14,932,879
Vertex Pharmaceuticals, Inc. *(a)(b) 47,413 23,551,459
Vertiv Holdings Co., Class A (a)(b) 35,620 11,926,288
VF Corp. (a)(b) 648,691 10,820,166
VICI Properties, Inc., Class A, REIT
(a)(b) 430,121 11,419,713
Vicor Corp. *(a)(b) 22,865 8,683,670
Viking Holdings Ltd. *(a)(b) 675,469 70,701,340
Virtu Financial, Inc., Class A (a)(b) 225,506 13,433,392
Vistra Corp. (a)(b) 46,212 7,330,610
Warner Music Group Corp., Class
A (a)(b) 292,231 7,910,693

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 138.2% (continued)
Waste Connections, Inc. (a)(b) 298,298 49,723,294
Watts Water Technologies, Inc.,
Class A (a)(b) 21,991 8,608,377
Wayfair, Inc., Class A *(a) 55,150 5,096,963
Wells Fargo & Co. (a)(b) 844,279 69,771,217
WESCO International, Inc. (a)(b) 40,003 13,818,236
Western Alliance Bancorp (a)(b) 287,025 23,593,455
Western Digital Corp. (a)(b) 53,876 34,411,679
Westinghouse Air Brake
Technologies Corp. (a)(b) 111,795 30,139,932
Westlake Corp. (a) 73,162 5,340,826
Weyerhaeuser Co., REIT (a)(b) 322,014 7,709,015
Whirlpool Corp. (a)(b) 265,530 10,467,193
Woodward, Inc. (a)(b) 32,617 13,876,576
Zscaler, Inc. *(a)(b) 115,043 16,238,319
11,016,826,810
Zambia - 0 .1%
First Quantum Minerals Ltd. *(a) 234,452 6,404,139
TOTAL COMMON STOCKS
(Cost $16,262,164,700) 18,300,758,335
NO. OF
RIGHTS
RIGHTS - 0.0% †
Spain - 0 .0% †
ACS Actividades de Construccion y
Servicios SA, expiring 7/13/2026 *
(Cost $235,670) 110,308 231,532
SHARES
SHORT-TERM INVESTMENTS - 54.2%
INVESTMENT COMPANIES - 22 .5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.52% (d)(e) 14,611,669 14,611,669
Limited Purpose Cash Investment
Fund, 3.64% (d)(f) 1,779,666,234 1,779,666,234
TOTAL INVESTMENT COMPANIES
(Cost $1,794,249,446) 1,794,277,903
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 31 .7%
U.S. Treasury Bills
3.54%, 7/9/2026 (2)(g) $ 140,000,000 139,886,865
3.55%, 7/23/2026 (2)(g) 150,000,000 149,671,070
3.54%, 7/30/2026 (2)(g) 150,000,000 149,565,605
3.57%, 8/6/2026 (2)(g) 180,000,000 179,349,300
3.56%, 8/13/2026 (2)(g) 195,000,000 194,150,071
3.56%, 8/20/2026 (2)(g) 190,000,000 189,029,944
3.59%, 8/27/2026 (2)(g) 180,000,000 178,953,764
3.60%, 9/3/2026 (2)(g) 60,000,000 59,610,133
3.60%, 9/10/2026 (2)(g) 120,000,000 119,137,350
3.64%, 9/17/2026 (2)(g)(h) 150,000,000 148,815,245
3.64%, 9/24/2026 (2)(g)(h) 110,000,000 109,050,351
3.66%, 10/1/2026 (2)(g)(h) 197,750,000 195,862,475
3.68%, 10/8/2026 (2)(g)(h) 120,000,000 118,772,894
3.68%, 10/15/2026 (2)(g)(h) 190,000,000 187,932,574
3.66%, 10/22/2026 (2)(g)(h) 110,000,000 108,706,417
3.66%, 10/29/2026 (2)(g)(h) 150,000,000 148,119,251
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 31.7% (continued)
3.68%, 11/19/2026 (2)(g)(h) $ 26,823,000 26,427,199
3.92%, 12/31/2026 (2)(g) 130,000,000 127,471,501
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,531,079,172) 2,530,512,009
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,325,328,618) 4,324,789,912
TOTAL LONG POSITIONS
(Cost $20,587,728,988) 22,625,779,779
SHARES
SHORT POSITIONS - (220.9)%
COMMON STOCKS - (219.8)%
Australia - ( 6 .0 ) %
ALS Ltd. (2) (73,469) (1,166,196)
Ampol Ltd. (2) (479,682) (10,857,775)
APA Group (2) (474,260) (3,322,919)
Atlas Arteria Ltd. (2) (1,007,609) (3,558,045)
CAR Group Ltd. (2) (454,772) (8,118,165)
Cleanaway Waste Management
Ltd. (2) (851,515) (1,386,316)
Cochlear Ltd. (2) (139,006) (11,675,918)
Coles Group Ltd. (2) (1,383,413) (23,301,484)
Commonwealth Bank of Australia
(2) (82,087) (9,354,985)
CSL Ltd. (2) (256,113) (20,433,925)
Dyno Nobel Ltd. (2) (2,295,667) (6,228,735)
Endeavour Group Ltd. (2) (1,772,439) (3,986,860)
Fortescue Ltd. (2) (908,987) (12,098,878)
Insurance Australia Group Ltd. (2) (1,769,498) (9,896,709)
IREN Ltd. (137,737) (6,298,713)
Lendlease Corp. Ltd. (2) (673,461) (1,507,016)
Liontown Ltd. (2) (9,003,785) (10,613,639)
Lynas Rare Earths Ltd. (2) (1,584,094) (19,876,995)
Macquarie Group Ltd. (2) (29,085) (5,056,254)
Medibank Pvt Ltd. (2) (5,343,247) (18,358,156)
National Australia Bank Ltd. (2) (1,203,182) (31,594,098)
NEXTDC Ltd. (2) (3,811,336) (38,612,360)
PLS Group Ltd. (2) (7,767,454) (27,219,048)
Ramsay Health Care Ltd. (2) (652,797) (19,871,700)
REA Group Ltd. (2) (43,635) (4,203,524)
Reece Ltd. (2) (512,656) (6,116,992)
SGH Ltd. (2) (191,133) (6,173,755)
Sonic Healthcare Ltd. (2) (143,345) (2,062,840)
Telix Pharmaceuticals Ltd. (2) (1,570,904) (18,216,791)
Transurban Group (2) (429,474) (4,270,238)
Treasury Wine Estates Ltd. (2) (7,448,962) (24,643,929)
Washington H Soul Pattinson & Co.
Ltd. (2) (714,812) (22,848,775)
Westpac Banking Corp. (2) (2,240,129) (54,582,237)
WiseTech Global Ltd. (2) (555,924) (12,753,877)
Woodside Energy Group Ltd. (2) (579,984) (11,216,330)
Woolworths Group Ltd. (2) (179,402) (4,956,858)
(476,441,035)
Austria - ( 0 .1 ) %
Mondi plc (2) (514,625) (4,672,115)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Belgium - ( 1 .0 ) %
Anheuser-Busch InBev SA/NV (2) (308,310) (25,475,594)
D'ieteren Group (2) (72,293) (14,112,333)
Elia Group SA/NV (2) (16,722) (2,662,797)
Financiere de Tubize SA (2) (25,113) (6,634,546)
Lotus Bakeries NV (2) (1,163) (15,425,203)
UCB SA (2) (47,294) (14,158,463)
(78,468,936)
Brazil - ( 0 .2 ) %
Wheaton Precious Metals Corp. (48,400) (5,444,552)
Yara International ASA (2) (304,231) (13,379,421)
(18,823,973)
Canada - ( 7 .8 ) %
Alimentation Couche-Tard, Inc. (142,209) (9,064,476)
AtkinsRealis Group, Inc. (275,951) (17,137,856)
Bank of Montreal (76,579) (13,535,031)
BCE, Inc. (1,335,794) (28,773,846)
Bombardier, Inc., Class B (62,572) (14,406,671)
Brookfield Asset Management Ltd.,
Class A (906,040) (40,643,233)
Brookfield Corp., Class A (299,542) (12,780,036)
Brookfield Renewable Corp. (204,114) (7,587,442)
CAE, Inc. (500,671) (12,535,750)
Cameco Corp. (46,202) (4,709,297)
Canadian Imperial Bank of
Commerce (63,441) (7,305,612)
Canadian Tire Corp. Ltd., Class A (89,513) (12,329,536)
Canadian Utilities Ltd., Class A (62,380) (2,318,825)
Capital Power Corp. (171,079) (8,915,529)
Capstone Copper Corp. (1,520,161) (13,966,295)
CGI, Inc. (350,584) (22,660,346)
Element Fleet Management Corp. (137,041) (2,828,267)
Equinox Gold Corp. (947,151) (9,229,421)
G Mining Ventures Corp. (369,160) (10,809,952)
Gildan Activewear, Inc. (388,485) (20,028,925)
Hudbay Minerals, Inc. (504,039) (11,902,180)
Hydro One Ltd. (c) (344,850) (14,224,379)
IGM Financial, Inc. (152,209) (8,497,732)
Keyera Corp. (370,762) (14,893,221)
Loblaw Cos. Ltd. (223,301) (10,130,221)
NexGen Energy Ltd. (789,071) (7,410,841)
Open Text Corp. (1,279,357) (28,315,894)
Pembina Pipeline Corp. (390,487) (18,067,165)
RB Global, Inc. (187,464) (21,824,207)
Restaurant Brands International,
Inc. (470,872) (34,153,783)
Rogers Communications, Inc.,
Class B (1,619,249) (52,679,112)
Royal Bank of Canada (117,363) (24,302,602)
Saputo, Inc. (198,006) (5,735,298)
Shopify, Inc., Class A (175,658) (20,096,786)
Sun Life Financial, Inc. (427,286) (33,547,186)
TC Energy Corp. (520,367) (34,459,981)
Toronto-Dominion Bank (The) (106,038) (12,892,785)
Triple Flag Precious Metals Corp. (20,990) (628,849)
(625,328,568)
Chile - ( 0 .2 ) %
Antofagasta plc (2) (274,065) (13,909,658)
INVESTMENTS SHARES VALUE ($)
China - ( 0 .6 ) %
Prosus NV (2) (710,351) (30,867,314)
Yangzijiang Shipbuilding Holdings
Ltd. (2) (6,675,200) (17,708,007)
(48,575,321)
Congo, Democratic Republic of the - ( 0 .1 ) %
Ivanhoe Mines Ltd., Class A (1,310,393) (10,265,092)
Denmark - ( 2 .0 ) %
ALK-Abello A/S (2) (76,339) (2,855,349)
Ambu A/S, Class B (2) (128,041) (1,196,025)
Carlsberg A/S, Class B (2) (239,925) (31,396,462)
Coloplast A/S, Class B (2) (137,679) (7,841,422)
Demant A/S (2) (300,714) (12,351,670)
DSV A/S (2) (94,982) (22,601,288)
NKT A/S (2) (1,172) (175,382)
Novo Nordisk A/S, Class B (2) (534,012) (25,646,971)
Novonesis Novozymes, Class B (439,563) (27,744,616)
ROCKWOOL A/S, Class B (2) (39,718) (1,273,910)
Tryg A/S (2) (554,613) (12,624,660)
Vestas Wind Systems A/S (2) (621,085) (17,585,024)
(163,292,779)
Finland - ( 0 .6 ) %
Kesko OYJ, Class B (2) (113,711) (2,542,275)
Kone OYJ, Class B (2) (118,702) (6,752,365)
Metso OYJ (2) (194,149) (3,376,060)
Neste OYJ (2) (97,645) (3,188,111)
Orion OYJ, Class B (2) (112,397) (9,233,137)
Stora Enso OYJ, Class R (2) (577,230) (6,157,751)
UPM-Kymmene OYJ (2) (456,756) (12,107,419)
Valmet OYJ (2) (57,676) (1,393,231)
(44,750,349)
France - ( 6 .9 ) %
Accor SA (2) (226,682) (13,148,675)
Aeroports de Paris SA (2) (86,507) (11,280,042)
Airbus SE (2) (219,244) (48,780,001)
Alstom SA (2) (106,047) (1,852,698)
Amundi SA (2)(c) (49,542) (4,755,735)
Arkema SA (2) (75,866) (4,785,629)
AXA SA (2) (580,231) (29,075,052)
BioMerieux (2) (111,505) (8,753,293)
Bollore SE (2) (398,875) (1,849,354)
Bureau Veritas SA (2) (501,146) (15,349,493)
Capgemini SE (2) (85,833) (8,616,995)
Cie de Saint-Gobain SA (2) (368,914) (33,454,002)
Cie Generale des Etablissements
Michelin SCA (2) (1,204,959) (46,547,919)
Danone SA (2) (159,209) (13,013,478)
Dassault Systemes SE (2) (1,400,607) (28,568,550)
Edenred SE (2) (242,335) (6,229,497)
Elis SA (2) (220,384) (6,826,854)
Engie SA (2) (1,659,105) (52,219,543)
EssilorLuxottica SA (2) (108,851) (20,439,136)
FDJ UNITED (2) (411,390) (10,055,754)
Forvia SE (2) (70,580) (706,649)
Gaztransport Et Technigaz SA (2) (21,730) (4,605,105)
Getlink SE (2) (472,255) (10,038,486)
Kering SA (2) (110,362) (31,217,748)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
France - (6.9)% (continued)
L'Oreal SA (2) (60,977) (26,729,687)
Pernod Ricard SA (2) (191,788) (13,940,646)
Publicis Groupe SA (2) (284,769) (28,141,696)
Remy Cointreau SA (2) (123,825) (6,089,617)
Rexel SA (2) (15,941) (698,384)
Sartorius Stedim Biotech (2) (62,003) (12,856,514)
Sodexo SA (2) (333,147) (19,269,484)
SPIE SA (2) (150,527) (8,666,136)
Technip Energies NV (2) (307,817) (11,635,910)
Teleperformance SE (2) (37,101) (1,950,785)
Veolia Environnement SA (2) (178,440) (7,435,820)
(549,584,367)
Germany - ( 4 .9 ) %
BASF SE (2) (529,395) (28,297,801)
Bayer AG (Registered) (2) (746,426) (41,283,478)
Bayerische Motoren Werke AG (2) (153,680) (10,088,894)
Beiersdorf AG (2) (180,543) (15,549,013)
Brenntag SE (2) (81,907) (4,980,546)
Carl Zeiss Meditec AG (2) (29,648) (901,479)
Continental AG (2) (93,263) (7,717,059)
CTS Eventim AG & Co. KGaA (2) (204,861) (11,965,677)
E.ON SE (2) (2,040,716) (41,965,069)
GEA Group AG (2) (50,299) (3,453,826)
Hensoldt AG (2) (167,215) (12,988,373)
HOCHTIEF AG (2) (32,889) (19,064,046)
Infineon Technologies AG (2) (198,434) (18,692,869)
Merck KGaA (2) (155,597) (26,085,012)
MTU Aero Engines AG (2) (65,577) (27,326,153)
Puma SE (2) (91,001) (2,765,995)
RENK Group AG (2) (147,737) (7,131,501)
Schaeffler AG (2) (1,180,004) (11,485,561)
Siemens AG (Registered) (2) (100,231) (32,224,999)
Siemens Healthineers AG (2)(c) (568,171) (22,160,135)
Symrise AG, Class A (2) (199,365) (19,998,281)
TeamViewer SE (2)(c) (409,066) (2,300,809)
Zalando SE (2)(c) (831,160) (24,083,737)
(392,510,313)
Italy - ( 3 .6 ) %
Azimut Holding SpA (2) (11,940) (484,984)
Banca Generali SpA (2) (79,032) (5,900,292)
Banco BPM SpA (2) (359,569) (6,217,803)
BPER Banca SpA (2) (1,576,980) (24,776,100)
Brunello Cucinelli SpA (2) (96,043) (9,085,435)
Coca-Cola HBC AG (2) (339,471) (22,128,700)
Davide Campari-Milano NV (2) (1,197,304) (7,458,601)
DiaSorin SpA (2) (61,194) (4,742,098)
ERG SpA (2) (54,618) (1,492,991)
Ferrari NV (2) (112,562) (41,838,766)
Generali (2) (681,178) (33,209,403)
Infrastrutture Wireless Italiane SpA
(2)(c) (230,056) (1,620,609)
Interpump Group SpA (2) (23,253) (900,205)
Italgas SpA (1,931,486) (22,367,093)
Moncler SpA (2) (231,892) (13,495,484)
Prysmian SpA (2) (229,354) (38,610,188)
Technoprobe SpA (2) (327,412) (13,137,754)
Telecom Italia SpA (2) (2,591,642) (23,597,505)
INVESTMENTS SHARES VALUE ($)
Italy - (3.6)% (continued)
Terna - Rete Elettrica Nazionale (2) (1,717,431) (20,054,563)
(291,118,574)
Japan - ( 26 .0 ) %
ABC-Mart, Inc. (49,100) (845,687)
Aeon Co. Ltd. (2) (693,200) (5,732,862)
AGC, Inc. (2) (172,300) (7,444,971)
Ajinomoto Co., Inc. (2) (181,600) (6,620,985)
Allegro MicroSystems, Inc. (65,992) (4,594,363)
Asics Corp. (2) (1,511,700) (41,116,290)
Azbil Corp. (2) (1,492,100) (15,890,340)
Bridgestone Corp. (2) (336,200) (7,088,982)
Capcom Co. Ltd. (2) (1,588,400) (29,219,215)
Chiba Bank Ltd. (The) (2) (1,165,200) (17,849,714)
Chugai Pharmaceutical Co. Ltd. (2) (508,200) (23,475,386)
Daifuku Co. Ltd. (2) (781,300) (34,611,630)
Daikin Industries Ltd. (2) (75,500) (11,516,680)
Daiwa Securities Group, Inc. (2) (1,883,700) (18,682,055)
East Japan Railway Co. (2) (572,200) (11,957,850)
Ebara Corp. (2) (1,821,600) (71,338,456)
FANUC Corp. (2) (285,500) (13,146,165)
Fuji Electric Co. Ltd. (2) (215,700) (18,270,799)
FUJIFILM Holdings Corp. (2) (128,100) (2,740,502)
Hankyu Hanshin Holdings, Inc. (2) (213,400) (5,614,822)
Hitachi Construction Machinery Co.
Ltd. (2) (502,900) (16,486,864)
Hoshizaki Corp. (2) (150,300) (4,917,458)
Ibiden Co. Ltd. (2) (263,900) (39,843,969)
IHI Corp. (2) (2,381,500) (40,207,409)
Inpex Corp. (2) (793,500) (16,011,426)
Isuzu Motors Ltd. (2) (1,462,900) (19,480,269)
ITOCHU Corp. (2) (3,147,100) (35,916,730)
Iyogin Holdings, Inc. (2) (34,400) (673,407)
Japan Post Insurance Co. Ltd. (2) (1,101,000) (10,407,096)
Kansai Electric Power Co., Inc.
(The) (2) (1,026,300) (14,503,520)
Kao Corp. (2) (353,600) (7,007,887)
Kawasaki Heavy Industries Ltd. (2) (1,856,100) (33,589,972)
KDDI Corp. (2) (2,872,900) (48,258,141)
Keisei Electric Railway Co. Ltd. (2) (1,627,800) (11,649,398)
Keyence Corp. (2) (126,200) (63,792,505)
Kikkoman Corp. (2) (1,473,000) (15,110,538)
Komatsu Ltd. (2) (480,400) (18,758,410)
Konami Group Corp. (2) (92,500) (10,133,093)
Kubota Corp. (2) (2,351,400) (39,344,764)
Kyowa Kirin Co. Ltd. (2) (313,100) (4,983,237)
Lasertec Corp. (2) (147,000) (46,692,850)
M3, Inc. (2) (1,051,406) (11,718,968)
Makita Corp. (2) (283,600) (10,198,608)
Marubeni Corp. (2) (1,230,800) (35,882,225)
McDonald's Holdings Co. Japan
Ltd. (93,700) (4,310,563)
MEIJI Holdings Co. Ltd. (2) (764,800) (17,766,430)
Mitsubishi Corp. (2) (321,100) (8,590,128)
Mitsubishi HC Capital, Inc. (2) (3,424,300) (27,815,736)
Mitsubishi UFJ Financial Group,
Inc. (2) (2,703,600) (53,863,646)
Mitsui Kinzoku Co. Ltd. (2) (25,600) (6,850,306)
Mizuho Financial Group, Inc. (2) (417,600) (20,056,831)
MonotaRO Co. Ltd. (2) (982,600) (11,175,760)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (26.0)% (continued)
MS&AD Insurance Group Holdings,
Inc. (2) (551,200) (14,287,086)
NIDEC Corp. (2) (1,030,500) (16,938,048)
Nippon Paint Holdings Co. Ltd. (2) (3,202,400) (20,887,915)
Nippon Sanso Holdings Corp. (2) (1,288,300) (47,788,211)
Nissan Chemical Corp. (2) (281,800) (14,823,643)
Nissin Foods Holdings Co. Ltd. (2) (1,120,600) (19,185,557)
Niterra Co. Ltd. (2) (161,200) (10,712,192)
Nitori Holdings Co. Ltd. (2) (2,420,100) (35,861,836)
Nitto Denko Corp. (2) (265,600) (5,225,357)
Nomura Research Institute Ltd. (2) (627,100) (17,592,659)
Olympus Corp. (2) (3,576,300) (37,448,109)
Open House Group Co. Ltd. (2) (40,100) (2,093,931)
Oracle Corp. Japan (2) (800) (41,005)
Oriental Land Co. Ltd. (2) (3,169,700) (48,268,028)
Osaka Gas Co. Ltd. (2) (319,300) (10,758,314)
Otsuka Holdings Co. Ltd. (2) (669,200) (44,541,411)
Rakuten Bank Ltd. (2) (359,100) (11,494,822)
Renesas Electronics Corp. (2) (1,006,300) (31,063,325)
Resonac Holdings Corp. (2) (104,700) (11,646,653)
Ricoh Co. Ltd. (2) (295,200) (2,571,981)
Ryohin Keikaku Co. Ltd. (2) (1,354,600) (29,608,905)
Sanrio Co. Ltd. (9,400,000) (63,593,591)
SCREEN Holdings Co. Ltd. (2) (215,900) (24,218,981)
Secom Co. Ltd. (2) (363,600) (14,444,445)
Seibu Holdings, Inc. (2) (819,100) (16,046,004)
Sekisui House Ltd. (2) (1,064,400) (22,128,488)
SG Holdings Co. Ltd. (2) (1,319,100) (12,519,350)
Shimadzu Corp. (2) (172,200) (4,391,877)
Shimano, Inc. (2) (71,900) (7,668,881)
Shiseido Co. Ltd. (2) (622,900) (10,054,219)
SMC Corp. (2) (32,100) (14,351,467)
Sompo Holdings, Inc. (2) (442,900) (16,825,897)
Sumitomo Chemical Co. Ltd. (2) (574,700) (1,834,020)
Sumitomo Forestry Co. Ltd. (2) (870,100) (7,263,989)
Sumitomo Mitsui Financial Group,
Inc. (2) (324,000) (12,700,495)
Suntory Beverage & Food Ltd. (2) (264,600) (7,373,399)
Suzuki Motor Corp. (2) (2,080,900) (25,170,019)
Sysmex Corp. (2) (250,600) (2,254,375)
T&D Holdings, Inc. (2) (134,600) (4,014,827)
Takeda Pharmaceutical Co. Ltd. (2) (459,900) (14,659,150)
TDK Corp. (2) (470,000) (10,544,137)
TIS, Inc. (2) (289,300) (5,661,394)
Toho Co. Ltd. (1,497,000) (11,973,606)
Tokio Marine Holdings, Inc. (2) (125,100) (5,500,499)
Tokyo Electric Power Co. Holdings,
Inc. (2) (828,000) (2,365,914)
Tokyo Ohka Kogyo Co. Ltd. (2) (170,400) (12,106,369)
TOPPAN Holdings, Inc. (2) (196,300) (6,224,243)
Toray Industries, Inc. (2) (1,158,200) (8,112,772)
TOTO Ltd. (2) (105,700) (5,660,253)
Toyo Suisan Kaisha Ltd. (2) (254,200) (16,281,052)
Toyota Motor Corp. (2) (1,093,400) (18,317,190)
Toyota Tsusho Corp. (2) (1,073,700) (39,965,427)
Trend Micro, Inc. (2) (201,800) (7,476,448)
Tsuruha Holdings, Inc. (137,900) (1,745,430)
Unicharm Corp. (2) (2,602,800) (15,083,055)
West Japan Railway Co. (2) (579,300) (9,702,560)
Yakult Honsha Co. Ltd. (2) (1,151,209) (19,361,998)
INVESTMENTS SHARES VALUE ($)
Japan - (26.0)% (continued)
Yamaha Motor Co. Ltd. (2) (5,988,100) (45,468,954)
Yaskawa Electric Corp. (2) (674,600) (29,755,215)
Yokohama Rubber Co. Ltd. (The)
(2) (393,400) (17,744,784)
Zensho Holdings Co. Ltd. (2) (254,400) (12,665,434)
ZOZO, Inc. (838,100) (5,922,549)
(2,075,747,643)
Kazakhstan - ( 0 .1 ) %
Freedom Holding Corp. (41,789) (5,452,211)
Luxembourg - ( 0 .7 ) %
ArcelorMittal SA (2) (580,566) (35,004,096)
CVC Capital Partners plc (2)(c) (630,310) (9,169,555)
Eurofins Scientific SE (2) (118,372) (9,263,150)
(53,436,801)
Mexico - ( 0 .1 ) %
Fresnillo plc (2) (284,321) (10,354,199)
Netherlands - ( 1 .4 ) %
ABN AMRO Bank NV, CVA (2)(c) (385,736) (16,406,062)
Adyen NV (2)(c) (30,886) (28,974,693)
Akzo Nobel NV (2) (87,373) (5,941,878)
Arcadis NV (2) (256,645) (9,864,408)
EXOR NV (2) (111,770) (8,562,924)
IMCD NV (2) (23,458) (2,121,163)
Koninklijke Philips NV (2) (238,686) (6,490,983)
Magnum Ice Cream Co. NV (The) (403,879) (7,030,990)
Randstad NV (2) (64,493) (1,862,285)
Universal Music Group NV (2) (1,140,650) (23,896,100)
(111,151,486)
Norway - ( 0 .8 ) %
Aker BP ASA (2) (870,656) (26,563,380)
DNB Bank ASA (2) (303,215) (9,027,394)
Mowi ASA (2) (248,094) (4,583,077)
Orkla ASA (2) (1,329,526) (13,978,175)
Salmar ASA (2) (123,320) (5,771,566)
TOMRA Systems ASA (2) (125,277) (1,206,164)
(61,129,756)
Portugal - ( 0 .1 ) %
Galp Energia SGPS SA (2) (214,336) (4,542,619)
Jeronimo Martins SGPS SA (2) (117,861) (2,257,285)
(6,799,904)
Singapore - ( 1 .5 ) %
CapitaLand Investment Ltd. (2) (1,161,100) (2,237,812)
DBS Group Holdings Ltd. (2) (532,300) (26,952,904)
Grab Holdings Ltd., Class A (13,099,882) (49,386,556)
Keppel Ltd. (2) (759,700) (6,443,758)
STMicroelectronics NV (2) (415,896) (30,764,251)
(115,785,281)
South Korea - ( 0 .1 ) %
Delivery Hero SE (2)(c) (265,101) (10,848,675)
Spain - ( 1 .8 ) %
Acciona SA (2) (56,819) (18,001,759)
Amadeus IT Group SA (2) (389,491) (22,785,713)
Banco Santander SA (2) (643,123) (8,926,455)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Spain - (1.8)% (continued)
Endesa SA (2) (568,079) (25,811,339)
Fluidra SA (2) (28,267) (639,683)
Grifols SA (2) (343,262) (3,515,850)
Iberdrola SA (2) (695,020) (17,298,754)
Indra Sistemas SA (2) (609,088) (33,408,239)
Mapfre SA (2) (735,344) (3,640,762)
Redeia Corp. SA (2) (369,523) (6,278,341)
Telefonica SA (2) (1,791,600) (7,200,136)
(147,507,031)
Sweden - ( 3 .0 ) %
AAK AB (2) (165,583) (3,908,182)
AddTech AB, Class B (2) (147,561) (5,214,754)
Atlas Copco AB, Class A (2) (2,580,865) (52,311,537)
Axfood AB (2) (24,145) (641,198)
Beijer Ref AB, Class B (2) (148,508) (2,176,683)
Elekta AB, Class B (2) (112,613) (574,235)
Epiroc AB, Class A (2) (210,327) (5,770,689)
EQT AB (2) (365,018) (10,326,193)
Essity AB, Class B (2) (280,047) (7,929,188)
H & M Hennes & Mauritz AB, Class
B (2) (702,788) (12,089,250)
Hexagon AB, Class B (2) (2,503,827) (20,715,039)
Holmen AB, Class B (2) (89,636) (2,816,966)
Indutrade AB (2) (99,439) (2,057,700)
Lifco AB, Class B (2) (336,826) (11,039,066)
Nibe Industrier AB, Class B (2) (675,697) (2,511,754)
Nordnet AB publ (2) (196,039) (7,456,126)
Sandvik AB (2) (316,284) (13,060,998)
Securitas AB, Class B (2) (385,302) (6,327,692)
Skandinaviska Enskilda Banken AB,
Class A (2) (1,116,407) (22,228,813)
Skanska AB, Class B (2) (64,181) (1,716,960)
SKF AB, Class B (2) (404,196) (10,382,511)
SSAB AB, Class B (2) (673,902) (6,231,718)
Svenska Cellulosa AB SCA, Class
B (2) (1,344,391) (13,749,169)
Svenska Handelsbanken AB, Class
A (2) (711,311) (10,467,162)
Tele2 AB, Class B (2) (336,000) (5,847,071)
Trelleborg AB, Class B (2) (43,141) (1,797,424)
(239,348,078)
Switzerland - ( 5 .6 ) %
Bachem Holding AG, Class B (2) (92,785) (8,684,280)
Banque Cantonale Vaudoise
(Registered) (2) (44,441) (6,506,253)
Barry Callebaut AG (Registered) (2) (12,438) (17,199,271)
Belimo Holding AG (Registered) (2) (22,182) (24,940,947)
Chocoladefabriken Lindt &
Spruengli AG (2) (1,631) (18,946,941)
Cie Financiere Richemont SA
(Registered) (2) (246,870) (56,984,603)
Clariant AG (Registered) (2) (322,367) (2,811,387)
EFG International AG (2) (38,653) (774,895)
EMS-Chemie Holding AG
(Registered) (2) (13,099) (11,228,444)
Galenica AG (2)(c) (38,923) (4,058,759)
Geberit AG (Registered) (2) (28,795) (19,215,385)
Georg Fischer AG (Registered) (2) (186,109) (9,638,050)
INVESTMENTS SHARES VALUE ($)
Switzerland - (5.6)% (continued)
Givaudan SA (Registered) (2) (1,424) (6,023,179)
Helvetia Baloise Holding AG (2) (73,103) (18,853,136)
Julius Baer Group Ltd. (2) (51,580) (4,456,510)
Lonza Group AG (Registered) (2) (14,555) (9,818,869)
Partners Group Holding AG (2) (59,151) (48,449,669)
Sandoz Group AG (2) (289,524) (26,159,642)
Schindler Holding AG (2) (24,689) (8,184,320)
SIG Group AG (2) (639,154) (10,693,403)
Straumann Holding AG (Registered)
(2) (311,604) (40,959,684)
Sulzer AG (Registered) (2) (34,893) (5,793,173)
Swatch Group AG (The) (2) (45,714) (11,171,979)
Swiss Life Holding AG (Registered)
(2) (22,219) (24,424,666)
Swisscom AG (Registered) (2) (42,700) (32,935,623)
Tecan Group AG (Registered) (2) (26,327) (5,265,557)
Temenos AG (Registered) (2) (80,238) (6,564,278)
Ypsomed Holding AG (Registered)
(2) (5,971) (2,693,422)
(443,436,325)
Thailand - ( 0 .1 ) %
Fabrinet (8,270) (4,648,402)
Turkiye - ( 0 .0 ) % †
Eldorado Gold Corp. (69,792) (2,172,127)
United Kingdom - ( 8 .2 ) %
Aberdeen Group plc (2) (545,908) (1,725,313)
Admiral Group plc (2) (273,403) (12,912,477)
Associated British Foods plc (2) (1,242,133) (32,653,912)
AstraZeneca plc (2) (190,673) (35,599,472)
Autotrader Group plc (2)(c) (413,348) (2,737,118)
Aviva plc (2) (5,080,131) (43,799,829)
B&M European Value Retail plc (2) (482,121) (1,248,081)
Babcock International Group plc (2) (882,934) (11,159,318)
BAE Systems plc (2) (292,190) (7,160,593)
Barratt Redrow plc (2) (1,431,507) (5,338,612)
Berkeley Group Holdings plc (2) (67,663) (3,138,451)
British American Tobacco plc (2) (620,607) (38,405,005)
BT Group plc (2) (9,527,124) (24,034,809)
Bunzl plc (2) (400,246) (13,968,111)
Burberry Group plc (2) (255,202) (3,605,317)
Convatec Group plc (2)(c) (1,287,131) (3,670,643)
Croda International plc (2) (44,969) (1,803,518)
DCC plc (2) (40,434) (3,346,546)
Diageo plc (2) (1,276,246) (25,703,720)
Games Workshop Group plc (2) (16,563) (4,746,048)
Halma plc (2) (274,559) (14,350,755)
Hikma Pharmaceuticals plc (2) (240,088) (4,837,174)
HSBC Holdings plc (2) (2,192,975) (41,467,611)
ICG plc (2) (94,334) (2,114,326)
IMI plc (2) (248,699) (9,797,311)
Informa plc (2) (299,059) (3,587,980)
J Sainsbury plc (2) (3,388,697) (14,380,300)
JD Sports Fashion plc (2) (3,377,653) (3,796,373)
Legal & General Group plc (2) (3,117,150) (11,818,268)
M&G plc (2) (627,791) (2,800,796)
Man Group plc (2) (915,294) (3,548,389)
Marks & Spencer Group plc (2) (560,554) (2,767,084)
Melrose Industries plc (2) (203,467) (1,282,992)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (8.2)% (continued)
National Grid plc (2) (4,119,001) (67,937,689)
Ocado Group plc (2) (51) (121)
Pearson plc (2) (326,266) (5,184,809)
Rentokil Initial plc (2) (739,103) (4,203,256)
Rightmove plc (2) (232,684) (1,353,571)
Rotork plc (2) (102,417) (401,370)
RS GROUP plc (2) (466,756) (3,602,886)
Sage Group plc (The) (2) (691,066) (7,497,420)
Severn Trent plc (2) (262,673) (10,283,418)
Smith & Nephew plc (2) (1,063,129) (15,364,549)
Smiths Group plc (2) (94,660) (3,215,575)
Spirax Group plc (2) (54,967) (4,986,808)
SSE plc (2) (1,561,371) (50,373,776)
St James's Place plc (2) (548,835) (8,824,479)
Standard Chartered plc (2) (1,028,743) (27,819,859)
Tate & Lyle plc (2) (320,134) (2,351,721)
United Utilities Group plc (2) (603,408) (10,470,351)
Weir Group plc (The) (2) (189,675) (6,050,059)
Whitbread plc (2) (120,365) (3,810,788)
Wise Group plc, Class A (2) (1,928,456) (23,117,332)
WPP plc (2) (518,322) (1,607,753)
(651,763,842)
United States - ( 136 .3 ) %
3M Co. (47,023) (7,613,494)
A O Smith Corp. (441,413) (27,685,423)
AAON, Inc. (90,304) (11,455,965)
Abbott Laboratories (70,202) (6,370,129)
AbbVie, Inc. (184,312) (46,380,272)
Acadia Healthcare Co., Inc. (442,685) (13,072,488)
Advanced Drainage Systems, Inc. (27,948) (4,386,718)
AECOM (187,444) (13,083,591)
AeroVironment, Inc. (87,546) (14,451,218)
Affirm Holdings, Inc., Class A (88,441) (7,212,364)
Aflac, Inc. (329,705) (38,657,911)
Agree Realty Corp., REIT (178,977) (13,555,718)
Air Products and Chemicals, Inc. (115,176) (33,767,300)
Alaska Air Group, Inc. (190,309) (9,934,130)
Albertsons Cos., Inc., Class A (847,960) (11,472,899)
Align Technology, Inc. (45,669) (7,702,534)
Alliant Energy Corp. (648,337) (49,461,630)
Allison Transmission Holdings, Inc. (37,098) (4,182,429)
Allstate Corp. (The) (198,208) (47,161,612)
Alphabet, Inc., Class A (274,067) (97,943,325)
Altria Group, Inc. (211,052) (15,185,191)
Amcor plc (824,753) (35,753,043)
Amentum Holdings, Inc. (339,742) (7,022,467)
Ameren Corp. (286,291) (32,362,335)
American Express Co. (156,019) (52,773,427)
American Healthcare REIT, Inc.,
REIT (1,058,218) (55,186,069)
Americold Realty Trust, Inc., REIT (2,613,749) (41,088,134)
Amgen, Inc. (98,051) (35,506,228)
Amphenol Corp., Class A (47,103) (8,305,201)
Apollo Global Management, Inc. (20,578) (2,434,583)
Appfolio, Inc., Class A (130,048) (20,853,197)
Apple, Inc. (300,451) (86,938,501)
AppLovin Corp., Class A (59,580) (30,697,403)
Aptiv plc (287,240) (17,630,791)
Archer-Daniels-Midland Co. (452,667) (34,583,759)
INVESTMENTS SHARES VALUE ($)
United States - (136.3)% (continued)
Arrowhead Pharmaceuticals, Inc. (113,683) (9,266,301)
Arthur J Gallagher & Co. (247,351) (56,784,369)
Ashland, Inc. (104,002) (6,852,692)
Associated Banc-Corp. (955,452) (29,399,258)
Assurant, Inc. (137,787) (36,999,943)
AST SpaceMobile, Inc. (161,412) (14,343,070)
Astera Labs, Inc. (85,274) (41,189,047)
AT&T, Inc. (867,834) (17,964,164)
Aurora Innovation, Inc. (4,442,394) (30,297,127)
AutoZone, Inc. (1,339) (4,279,364)
Avery Dennison Corp. (96,407) (15,651,676)
Avient Corp. (405,617) (14,991,604)
Axon Enterprise, Inc. (62,697) (35,148,565)
Bank OZK (134,327) (6,997,093)
Baxter International, Inc. (915,643) (19,521,509)
Becton Dickinson & Co. (122,360) (18,516,739)
Belden, Inc. (200,464) (24,037,638)
Bentley Systems, Inc., Class B (1,357,642) (40,579,919)
Best Buy Co., Inc. (34,796) (2,640,320)
BILL Holdings, Inc. (371,333) (13,427,401)
Bio-Rad Laboratories, Inc., Class A (108,261) (31,786,512)
Bio-Techne Corp. (809,860) (57,216,609)
Black Hills Corp. (117,977) (8,777,489)
Blackbaud, Inc. (286,155) (8,475,911)
Blackstone, Inc. (159,342) (18,749,773)
BOK Financial Corp. (117,098) (16,262,570)
BorgWarner, Inc. (491,542) (32,638,389)
Brink's Co. (The) (39,327) (3,716,008)
Brixmor Property Group, Inc., REIT (430,343) (13,568,715)
Brown & Brown, Inc. (464,531) (29,799,664)
Brown-Forman Corp., Class B (918,469) (24,477,199)
Builders FirstSource, Inc. (282,569) (25,284,274)
Bunge Global SA (173,132) (18,478,378)
Buzzi SpA (2) (48,532) (2,485,930)
BWX Technologies, Inc. (22,775) (4,433,154)
Cabot Corp. (227,132) (20,628,128)
Cadence Design Systems, Inc. (59,267) (22,244,090)
Camden Property Trust, REIT (23,098) (2,644,490)
Campbell's Co. (The) (348,865) (7,769,224)
Cardinal Health, Inc. (72,898) (17,317,649)
CareTrust REIT, Inc., REIT (447,494) (18,056,383)
Carlisle Cos., Inc. (5,748) (2,085,087)
Carvana Co., Class A (304,077) (20,014,348)
Cava Group, Inc. (29,572) (2,320,811)
Cboe Global Markets, Inc. (65,934) (16,000,204)
Celanese Corp., Class A (397,775) (18,297,650)
Cencora, Inc. (68,196) (19,298,104)
CenterPoint Energy, Inc. (1,021,034) (44,966,337)
Certara, Inc. (88,435) (579,249)
CH Robinson Worldwide, Inc. (116,363) (21,915,807)
Charles River Laboratories
International, Inc. (150,810) (34,202,200)
Choice Hotels International, Inc. (164,659) (18,156,948)
Churchill Downs, Inc. (182,938) (16,398,562)
Cigna Group (The) (56,675) (15,624,164)
Cincinnati Financial Corp. (100,975) (18,694,512)
Cintas Corp. (44,262) (7,528,081)
Cirrus Logic, Inc. (106,313) (15,790,670)
Cisco Systems, Inc. (747,435) (87,793,716)
Citizens Financial Group, Inc. (137,169) (9,611,432)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (136.3)% (continued)
Clarivate plc (3,388,363) (7,318,864)
Clearway Energy, Inc., Class C (863,800) (29,524,684)
Cleveland-Cliffs, Inc. (947,271) (8,894,875)
Clorox Co. (The) (98,749) (9,424,605)
CNH Industrial NV (842,021) (9,455,896)
CNX Resources Corp. (381,016) (12,927,873)
Coca-Cola Co. (The) (957,736) (77,835,205)
Cognex Corp. (567,788) (41,119,207)
Cognizant Technology Solutions
Corp., Class A (162,330) (6,287,041)
Coinbase Global, Inc., Class A (90,372) (13,211,483)
Columbia Sportswear Co. (84,382) (5,216,495)
Comcast Corp., Class A (1,162,795) (28,546,617)
Constellation Brands, Inc., Class A (317,529) (44,165,109)
Corebridge Financial, Inc. (657,485) (18,823,796)
Corning, Inc. (137,651) (35,160,195)
Corteva, Inc. (529,493) (44,842,762)
Coty, Inc., Class A (2,299,338) (4,966,570)
Cousins Properties, Inc., REIT (67,779) (2,032,014)
Crane NXT Co. (492,457) (25,194,100)
Credit Acceptance Corp. (29,281) (18,644,384)
Credo Technology Group Holding
Ltd. (44,971) (12,229,863)
CRH plc (246,970) (26,425,790)
Crocs, Inc. (173,305) (20,907,515)
Crown Castle, Inc., REIT (196,259) (14,862,694)
CSX Corp. (489,031) (23,243,643)
CubeSmart, REIT (268,192) (10,665,996)
Cullen/Frost Bankers, Inc. (40,358) (6,236,118)
CVS Health Corp. (395,166) (40,879,923)
Cytokinetics, Inc. (299,542) (25,517,983)
Deckers Outdoor Corp. (64,208) (6,375,212)
Deere & Co. (66,688) (42,302,199)
DENTSPLY SIRONA, Inc. (457,682) (4,856,006)
Devon Energy Corp. (1,852,978) (76,565,051)
Dick's Sporting Goods, Inc. (198,316) (44,980,052)
Digital Realty Trust, Inc., REIT (267,868) (48,103,735)
DigitalOcean Holdings, Inc. (28,712) (4,508,645)
Dillard's, Inc., Class A (15,513) (8,197,379)
Donaldson Co., Inc. (275,978) (24,774,545)
DoorDash, Inc., Class A (99,629) (18,384,539)
Dropbox, Inc., Class A (1,223,251) (33,602,705)
DT Midstream, Inc. (71,989) (10,563,666)
Duke Energy Corp. (548,397) (69,416,092)
DuPont de Nemours, Inc. (183,308) (24,863,897)
Dutch Bros, Inc., Class A (393,610) (28,265,134)
DXC Technology Co. (905,466) (8,013,374)
Dycom Industries, Inc. (93,457) (47,250,925)
EastGroup Properties, Inc., REIT (106,668) (21,603,470)
Eastman Chemical Co. (263,665) (17,660,282)
Eaton Corp. plc (180,134) (76,758,700)
eBay, Inc. (111,175) (12,423,806)
EchoStar Corp., Class A (106,647) (10,824,671)
Ecolab, Inc. (123,940) (34,530,923)
Elanco Animal Health, Inc. (1,420,173) (34,950,458)
Element Solutions, Inc. (270,387) (12,910,979)
Emerson Electric Co. (212,473) (30,415,510)
Enphase Energy, Inc. (288,918) (14,226,322)
Entegris, Inc. (118,784) (21,364,490)
Entergy Corp. (415,735) (47,751,322)
INVESTMENTS SHARES VALUE ($)
United States - (136.3)% (continued)
EPAM Systems, Inc. (76,398) (6,062,181)
Equity LifeStyle Properties, Inc.,
REIT (630,304) (40,623,093)
Equity Residential, REIT (678,994) (46,124,062)
Erie Indemnity Co., Class A (73,769) (17,686,118)
Esab Corp. (92,788) (9,151,680)
Essex Property Trust, Inc., REIT (28,287) (8,248,206)
Etsy, Inc. (561,857) (42,324,688)
Euronet Worldwide, Inc. (72,089) (5,276,194)
Evergy, Inc. (635,018) (54,884,606)
Everpure, Inc., Class A (121,208) (9,549,978)
Exelon Corp. (392,705) (18,307,907)
Expeditors International of
Washington, Inc. (135,207) (22,036,037)
Extra Space Storage, Inc., REIT (97,409) (14,153,528)
F5, Inc. (36,191) (15,054,008)
Fair Isaac Corp. (11,790) (14,086,456)
Fastenal Co. (546,256) (26,236,676)
Federated Hermes, Inc., Class B (119,324) (6,589,071)
Ferguson Enterprises, Inc. (39,592) (9,396,369)
Ferrovial NV (2) (322,495) (22,103,996)
Fifth Third Bancorp (1,348,444) (76,011,788)
First American Financial Corp. (209,234) (14,351,360)
First Citizens BancShares, Inc.,
Class A (8,632) (17,961,379)
First Solar, Inc. (102,065) (24,083,257)
Fiserv, Inc. (131,711) (6,460,425)
Flagstar Bank NA (1,567,088) (23,412,295)
Flex Ltd. (96,929) (15,709,283)
Floor & Decor Holdings, Inc., Class
A (359,638) (21,348,112)
Flowers Foods, Inc. (418,042) (3,302,532)
Flowserve Corp. (410,553) (30,446,610)
Flutter Entertainment plc (66,340) (6,777,958)
Fortive Corp. (644,256) (39,357,599)
Fortune Brands Innovations, Inc. (894,954) (49,132,975)
Fox Corp., Class A (341,427) (17,808,832)
Franklin Resources, Inc. (932,379) (31,020,249)
Freshpet, Inc. (126,032) (7,451,012)
FTI Consulting, Inc. (65,382) (9,742,572)
Gaming and Leisure Properties,
Inc., REIT (200,529) (8,929,556)
GATX Corp. (81,673) (14,471,639)
GE HealthCare Technologies, Inc. (229,509) (14,690,871)
Gen Digital, Inc. (785,299) (19,546,092)
Generac Holdings, Inc. (15,852) (4,641,624)
Gentex Corp. (719,772) (18,188,638)
Gilead Sciences, Inc. (374,878) (47,362,087)
Glacier Bancorp, Inc. (190,145) (9,807,679)
GLOBALFOUNDRIES, Inc. (165,847) (13,667,451)
Globant SA (215,898) (6,248,088)
Globus Medical, Inc., Class A (112,577) (8,894,709)
Graco, Inc. (80,184) (6,062,712)
Grand Canyon Education, Inc. (25,190) (3,604,941)
Guidewire Software, Inc. (96,081) (11,822,767)
GXO Logistics, Inc. (408,048) (20,688,034)
Haleon plc (2) (7,726,224) (35,603,578)
Halozyme Therapeutics, Inc. (57,760) (4,520,875)
Hamilton Lane, Inc., Class A (110,688) (8,725,535)
Hancock Whitney Corp. (297,057) (22,196,099)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (136.3)% (continued)
Harley-Davidson, Inc. (539,393) (13,193,553)
Hartford Insurance Group, Inc.
(The) (247,155) (32,752,981)
HCA Healthcare, Inc. (22,837) (8,903,918)
Healthcare Realty Trust, Inc., REIT (377,966) (7,623,574)
Healthpeak Properties, Inc., REIT (940,750) (20,132,050)
Hecla Mining Co. (1,063,636) (16,411,903)
HEICO Corp. (87,915) (31,314,444)
Henry Schein, Inc. (247,233) (20,648,900)
Hershey Co. (The) (224,888) (39,456,600)
Hexcel Corp. (400,979) (40,121,959)
HF Sinclair Corp. (253,648) (17,666,583)
Highwoods Properties, Inc., REIT (533,966) (16,104,415)
Hilton Grand Vacations, Inc. (281,120) (14,722,254)
Hims & Hers Health, Inc. (646,595) (22,417,449)
Hormel Foods Corp. (844,520) (20,960,986)
Houlihan Lokey, Inc., Class A (85,514) (11,469,993)
Howard Hughes Holdings, Inc. (39,394) (2,816,277)
Howmet Aerospace, Inc. (172,598) (46,404,698)
Hubbell, Inc., Class B (20,549) (10,751,237)
Humana, Inc. (40,222) (15,976,983)
Hyatt Hotels Corp., Class A (326,257) (63,241,657)
IDACORP, Inc. (187,479) (28,365,573)
IDEX Corp. (72,139) (16,371,946)
IDEXX Laboratories, Inc. (79,220) (41,704,577)
Incyte Corp. (76,676) (8,691,991)
Independence Realty Trust, Inc.,
REIT (927,761) (15,484,331)
Ingersoll Rand, Inc. (668,182) (54,784,242)
Insmed, Inc. (83,928) (8,948,403)
InterDigital, Inc. (1,884) (533,417)
International Bancshares Corp. (64,380) (4,889,661)
International Flavors & Fragrances,
Inc. (313,261) (24,816,536)
Invitation Homes, Inc., REIT (210,602) (6,362,286)
Ionis Pharmaceuticals, Inc. (206,193) (16,349,043)
IonQ, Inc. (872,231) (46,455,023)
Jack Henry & Associates, Inc. (149,886) (20,645,298)
James Hardie Industries plc, ADR (786,937) (20,602,011)
Janus Henderson Group plc (334,510) (17,377,795)
Johnson & Johnson (364,529) (92,579,431)
Karman Holdings, Inc. (246,138) (12,287,209)
KB Home (515,417) (32,259,950)
KBR, Inc. (182,352) (6,296,615)
Keurig Dr Pepper, Inc. (2,213,135) (72,435,909)
KeyCorp (802,399) (18,495,297)
Kilroy Realty Corp., REIT (446,251) (16,721,025)
Kimberly-Clark Corp. (208,970) (22,938,637)
Kimco Realty Corp., REIT (172,985) (4,385,170)
Kinsale Capital Group, Inc. (22,396) (7,386,425)
Kite Realty Group Trust, REIT (757,400) (21,495,012)
Knife River Corp. (110,465) (9,240,397)
Kraft Heinz Co. (The) (927,005) (21,895,858)
Kratos Defense & Security
Solutions, Inc. (73,958) (3,687,546)
Kroger Co. (The) (401,104) (22,273,305)
Labcorp Holdings, Inc. (110,176) (30,849,280)
Lam Research Corp. (26,774) (11,601,977)
Lantheus Holdings, Inc. (205,659) (22,815,809)
Lattice Semiconductor Corp. (29,269) (4,476,986)
INVESTMENTS SHARES VALUE ($)
United States - (136.3)% (continued)
Leidos Holdings, Inc. (183,812) (18,927,122)
Lennox International, Inc. (33,435) (19,156,583)
Liberty Capital Corp., Class C (129,751) (2,797,432)
Liberty Live Holdings, Inc., Class C (56,852) (6,005,845)
Liberty Media Corp-Liberty Formula
One, Class A (128,556) (11,253,792)
Lincoln National Corp. (416,442) (14,721,225)
Linde plc (56,847) (29,500,182)
Lithia Motors, Inc., Class A (30,524) (8,866,917)
Littelfuse, Inc. (14,862) (6,767,114)
Live Nation Entertainment, Inc. (101,641) (18,611,484)
LKQ Corp. (68,063) (1,792,099)
Loar Holdings, Inc. (136,307) (10,987,707)
Loews Corp. (175,861) (19,909,224)
Lowe's Cos., Inc. (313,859) (69,202,771)
LPL Financial Holdings, Inc. (130,704) (36,816,703)
Lucid Group, Inc. (7) (47)
Lyft, Inc., Class A (1,138,204) (16,629,160)
M&T Bank Corp. (127,329) (30,305,575)
MACOM Technology Solutions
Holdings, Inc. (1) (380)
Macy's, Inc. (272,994) (6,429,009)
Madison Square Garden Sports
Corp., Class A (70,045) (28,146,883)
Maplebear, Inc. (390,466) (18,488,565)
Markel Group, Inc. (9,103) (17,778,250)
Marriott International, Inc., Class A (68,892) (25,530,686)
Martin Marietta Materials, Inc. (19,501) (11,246,227)
Marvell Technology, Inc. (56,951) (16,965,133)
MasTec, Inc. (34,006) (14,148,536)
Mastercard, Inc., Class A (101,581) (52,172,002)
Maximus, Inc. (254,981) (13,707,779)
McKesson Corp. (2,539) (1,918,468)
MDU Resources Group, Inc. (1,541,840) (32,702,426)
Meta Platforms, Inc., Class A (27,412) (15,440,905)
MGM Resorts International (550,876) (26,337,382)
Middleby Corp. (The) (123,768) (21,289,334)
Millrose Properties, Inc., Class A,
REIT (133,284) (4,005,184)
Mondelez International, Inc., Class
A (1,858,108) (107,472,968)
Monolithic Power Systems, Inc. (19,116) (26,425,194)
Monster Beverage Corp. (354,688) (34,092,611)
Motorola Solutions, Inc. (35,766) (14,853,262)
MP Materials Corp. (176,310) (9,875,123)
MSA Safety, Inc. (53,089) (9,268,278)
MSC Industrial Direct Co., Inc.,
Class A (66,358) (7,893,284)
Murphy Oil Corp. (708,729) (23,076,216)
Murphy USA, Inc. (33,840) (18,235,361)
nCino, Inc. (380,227) (6,216,711)
Netflix, Inc. (196,748) (14,047,807)
New Jersey Resources Corp. (22,840) (1,279,954)
Nexstar Media Group, Inc., Class A (60,891) (10,874,524)
NextEra Energy, Inc. (558,219) (48,994,882)
Nextpower, Inc., Class A (243,772) (29,042,996)
NIKE, Inc., Class B (1,061,650) (43,580,733)
NiSource, Inc. (795,912) (37,845,616)
Nordson Corp. (12,156) (3,667,344)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (136.3)% (continued)
Norwegian Cruise Line Holdings
Ltd. (1,815,315) (38,321,300)
Novanta, Inc. (183,029) (29,694,625)
Okta, Inc., Class A (57,210) (7,806,305)
Old National Bancorp (905,428) (23,450,585)
Olin Corp. (312,117) (6,186,159)
Ollie's Bargain Outlet Holdings, Inc. (32,643) (2,509,594)
Omega Healthcare Investors, Inc.,
REIT (305,396) (14,561,281)
ONE Gas, Inc. (31,033) (2,391,713)
ONEOK, Inc. (399,717) (34,751,396)
Onto Innovation, Inc. (71,936) (27,224,179)
Option Care Health, Inc. (1,231,090) (25,815,957)
O'Reilly Automotive, Inc. (305,791) (28,160,293)
Organon & Co. (613,004) (8,300,074)
Ormat Technologies, Inc. (354,752) (38,632,493)
Packaging Corp. of America (131,667) (31,373,613)
Palo Alto Networks, Inc. (123,046) (41,961,147)
Paychex, Inc. (308,928) (30,376,890)
Paycom Software, Inc. (106,931) (13,439,088)
Pentair plc (92,644) (7,102,089)
People, Inc. (69,611) (3,213,244)
Performance Food Group Co. (213,496) (23,866,718)
Perrigo Co. plc (318,653) (3,310,805)
Pinnacle West Capital Corp. (66,165) (7,079,655)
Pinterest, Inc., Class A (85,957) (1,807,676)
Plug Power, Inc. (645,030) (1,748,031)
Popular, Inc. (77,805) (12,774,025)
Post Holdings, Inc. (207,451) (18,309,625)
PPG Industries, Inc. (202,701) (24,585,604)
PPL Corp. (283,290) (10,297,592)
Primerica, Inc. (7,337) (2,085,175)
Procter & Gamble Co. (The) (310,166) (45,482,742)
PTC, Inc. (273,086) (31,025,300)
Public Service Enterprise Group,
Inc. (104,624) (8,491,284)
Public Storage, REIT (208,995) (66,525,198)
PulteGroup, Inc. (105,809) (14,518,053)
PVH Corp. (84,784) (6,296,060)
QIAGEN NV (2) (509,104) (19,694,257)
Qnity Electronics, Inc. (74,259) (12,127,237)
QUALCOMM, Inc. (47,473) (8,772,536)
Qualys, Inc. (186,846) (25,689,457)
Quanta Services, Inc. (57,919) (41,703,997)
QuantumScape Corp. (1,566,130) (11,839,943)
Quest Diagnostics, Inc. (201,340) (42,674,013)
QXO, Inc. (1,626,132) (28,099,561)
Ralliant Corp. (232,991) (17,155,127)
Ralph Lauren Corp., Class A (14,836) (5,955,319)
Range Resources Corp. (84,120) (3,128,423)
Raymond James Financial, Inc. (166,592) (25,326,982)
Rayonier, Inc., REIT (1,077,911) (22,937,946)
Realty Income Corp., REIT (673,682) (41,741,337)
Regal Rexnord Corp. (100,471) (23,931,187)
Regions Financial Corp. (1,158,329) (34,981,536)
Repligen Corp. (224,314) (30,605,402)
ResMed, Inc. (21,940) (4,275,667)
Revvity, Inc. (230,633) (25,660,228)
Rexford Industrial Realty, Inc., REIT (143,037) (4,791,740)
RingCentral, Inc., Class A (437,351) (17,047,942)
INVESTMENTS SHARES VALUE ($)
United States - (136.3)% (continued)
Rivian Automotive, Inc., Class A (1,805,553) (31,326,345)
RLI Corp. (213,275) (12,598,154)
Robinhood Markets, Inc., Class A (157,939) (15,838,123)
Rocket Cos., Inc., Class A (774,461) (12,197,761)
Rockwell Automation, Inc. (25,338) (12,544,337)
Rollins, Inc. (291,947) (12,185,868)
Roper Technologies, Inc. (13,806) (4,671,812)
Ryan Specialty Holdings, Inc.,
Class A (531,531) (20,070,611)
Sabra Health Care REIT, Inc., REIT (718,599) (14,019,866)
SailPoint, Inc. (692,860) (10,143,470)
Salesforce, Inc. (52,031) (8,151,176)
Samsara, Inc., Class A (988,878) (32,069,314)
Schneider Electric SE (2) (115,904) (37,926,777)
Schneider National, Inc., Class B (253,861) (9,273,542)
Scotts Miracle-Gro Co. (The) (327,676) (22,318,012)
SEI Investments Co. (294,690) (25,847,260)
Sensata Technologies Holding plc (702,335) (33,529,473)
SharkNinja, Inc. (187,676) (28,577,425)
Sherwin-Williams Co. (The) (84,431) (29,071,282)
Shift4 Payments, Inc., Class A (490,117) (23,839,291)
Silgan Holdings, Inc. (488,171) (22,646,253)
Simon Property Group, Inc., REIT (152,462) (34,098,126)
Simpson Manufacturing Co., Inc. (10,957) (2,293,848)
Sirius XM Holdings, Inc. (289,312) (8,546,276)
Skyworks Solutions, Inc. (182,173) (12,351,329)
SLM Corp. (134,394) (3,486,180)
Snap-on, Inc. (59,830) (24,075,592)
SoFi Technologies, Inc. (1,478,479) (26,509,128)
Somnigroup International, Inc. (534,997) (41,943,765)
Sonoco Products Co. (300,713) (16,945,178)
Southern Co. (The) (306,745) (29,358,564)
Southwest Gas Holdings, Inc. (118,054) (10,469,029)
Spire, Inc. (125,520) (9,801,857)
Sprouts Farmers Market, Inc. (185,704) (15,706,844)
SPX Technologies, Inc. (44,904) (11,009,114)
STAG Industrial, Inc., REIT (576,287) (21,933,483)
StandardAero, Inc. (633,617) (18,951,484)
Stanley Black & Decker, Inc. (55,919) (5,263,096)
Starbucks Corp. (513,024) (52,425,923)
Steel Dynamics, Inc. (69,523) (15,952,748)
Summit Therapeutics, Inc. (511,267) (7,449,160)
Sun Communities, Inc., REIT (150,946) (18,099,935)
Swiss Re AG (2) (244,141) (38,806,188)
Synaptics, Inc. (175,029) (21,743,853)
Synchrony Financial (104,035) (7,911,862)
T. Rowe Price Group, Inc. (281,580) (32,012,830)
Talen Energy Corp. (61,797) (23,746,115)
Targa Resources Corp. (191,239) (51,278,825)
Taylor Morrison Home Corp., Class
A (59,938) (4,299,952)
Teledyne Technologies, Inc. (22,678) (15,123,958)
Teleflex, Inc. (80,096) (10,152,969)
Tempus AI, Inc., Class A (98,637) (5,714,041)
Tenaris SA (2) (1,134,184) (31,396,868)
Teradata Corp. (458,494) (15,886,817)
Terex Corp. (280,918) (20,335,654)
TFS Financial Corp. (414,328) (7,341,892)
Thermo Fisher Scientific, Inc. (28,507) (14,292,270)
Thor Industries, Inc. (238,076) (17,893,792)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (136.3)% (continued)
Toast, Inc., Class A (533,203) (14,833,707)
Toll Brothers, Inc. (105,459) (17,374,370)
TPG, Inc. (804,823) (32,635,573)
Tractor Supply Co. (327,429) (10,350,031)
Trade Desk, Inc. (The), Class A (220,712) (3,990,473)
TransDigm Group, Inc. (20,705) (27,579,888)
Travel + Leisure Co. (155,570) (11,890,215)
Trimble, Inc. (214,244) (10,965,008)
Truist Financial Corp. (571,510) (28,472,628)
Twilio, Inc., Class A (180,069) (37,153,637)
Tyler Technologies, Inc. (83,212) (24,336,182)
Uber Technologies, Inc. (351,919) (25,394,475)
Ubiquiti, Inc. (19,766) (10,555,637)
UDR, Inc., REIT (626,680) (25,017,066)
UFP Industries, Inc. (142,762) (12,954,224)
UGI Corp. (108,412) (3,744,550)
UiPath, Inc., Class A (1,464,995) (15,924,496)
UL Solutions, Inc., Class A (102,206) (10,410,703)
UMB Financial Corp. (113,107) (16,147,155)
Under Armour, Inc., Class A (21,654) (138,369)
Union Pacific Corp. (139,181) (37,857,232)
United Airlines Holdings, Inc. (35,368) (4,809,694)
United Rentals, Inc. (8,363) (9,474,359)
United Therapeutics Corp. (4,004) (2,169,487)
US Bancorp (414,905) (25,060,262)
US Foods Holding Corp. (272,159) (27,828,258)
Vail Resorts, Inc. (152,319) (20,738,232)
Valley National Bancorp (708,784) (10,383,686)
Valmont Industries, Inc. (24,473) (14,135,605)
Valvoline, Inc. (730,012) (28,864,674)
Versigent plc (175,568) (7,375,612)
Viatris, Inc. (2,146,631) (34,088,500)
Viking Therapeutics, Inc. (226,587) (8,839,159)
Visa, Inc., Class A (106,534) (36,550,750)
Visteon Corp. (182,284) (18,084,396)
Vontier Corp. (898,773) (26,064,417)
Vornado Realty Trust, REIT (152,504) (5,993,407)
Voya Financial, Inc. (388,065) (35,131,524)
Vulcan Materials Co. (70,521) (20,804,400)
W R Berkley Corp. (218,790) (15,431,259)
Walmart, Inc. (734,892) (83,233,868)
Walt Disney Co. (The) (278,569) (26,812,266)
Waste Management, Inc. (164,708) (36,710,119)
Waters Corp. (116,120) (43,549,645)
Watsco, Inc. (43,100) (17,961,063)
Weatherford International plc (93,335) (7,606,803)
WEC Energy Group, Inc. (169,305) (19,769,745)
Welltower, Inc., REIT (262,895) (59,669,278)
West Pharmaceutical Services, Inc. (49,717) (17,848,403)
Western Union Co. (The) (1,241,439) (9,559,080)
WEX, Inc. (76,043) (10,728,907)
White Mountains Insurance Group
Ltd. (9,093) (18,853,335)
Williams Cos., Inc. (The) (645,078) (47,955,099)
Williams-Sonoma, Inc. (188,909) (44,034,688)
Willis Towers Watson plc (103,967) (27,173,855)
WillScot Holdings Corp. (1,048,968) (30,273,216)
Wingstop, Inc. (50,226) (8,709,691)
Wintrust Financial Corp. (84,565) (13,591,287)
Workday, Inc., Class A (150,789) (18,459,589)
INVESTMENTS SHARES VALUE ($)
United States - (136.3)% (continued)
WP Carey, Inc., REIT (671,127) (47,985,581)
WW Grainger, Inc. (14,168) (19,274,147)
Wyndham Hotels & Resorts, Inc. (95,379) (8,031,866)
Wynn Resorts Ltd. (507,255) (49,249,388)
Xcel Energy, Inc. (649,491) (52,154,127)
XPO, Inc. (114,206) (23,445,350)
Xylem, Inc. (65,359) (7,726,087)
YETI Holdings, Inc. (577,620) (28,626,847)
Yum! Brands, Inc. (457,891) (73,198,455)
Zebra Technologies Corp., Class A (63,528) (16,724,381)
Zillow Group, Inc., Class C (278,429) (8,776,082)
Zimmer Biomet Holdings, Inc. (233,370) (20,090,823)
Zoetis, Inc., Class A (53,147) (3,819,143)
Zoom Communications, Inc., Class
A (80,356) (6,935,526)
ZoomInfo Technologies, Inc., Class
A (5) (15)
(10,875,857,692)
TOTAL COMMON STOCKS
(Proceeds $(17,532,062,868))                                                     (17,533,180,533)
PREFERRED STOCKS - (1.1)%
Germany - ( 1 .1 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (541,877) (27,052,575)
Henkel AG & Co. KGaA
(Preference) (2) (300,345) (25,258,921)
Sartorius AG (Preference) (2) (109,085) (28,618,308)
Volkswagen AG (Preference) (2) (125,411) (10,060,637)
TOTAL PREFERRED STOCKS
(Proceeds $(102,769,445))                                                     (90,990,441)
NO. OF
RIGHTS
RIGHTS - (0.0)% †
United States - ( 0 .0 ) % †
Apellis Pharmaceuticals, Inc., CVR
(2)
(360,735) (10,822)
Walgreens Boots Alliance, Inc.,
CVR (3)
(435,303) –
TOTAL RIGHTS
(Cost $–) (10,822)
TOTAL SHORT POSITIONS
(Proceeds $(17,634,832,313)) (17,624,181,796)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 62.7%
(Cost $2,952,896,675) 5,001,597,983
OTHER ASSETS IN EXCESS OF
LIABILITIES - 37.3%
‡
2,977,058,319
NET ASSETS - 100.0% 7,978,656,302

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2026 amounted to $18,163,005,332, which is inclusive of rehypothecated amounts disclosed below. Additional securities sold but not yet settled totaling $2,000,475 were also segregated. In addition, $2,024,274,239 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated. Total value of all such securities at June 30, 2026 amounted to $9,225,539,695. Additional securities sold but not yet settled totaling $1,252,050 were also rehypothecated.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2026 amounted to $137,292,549 of investments in securities and $(172,063,484) of securities sold short, which represents 1.72% and (2.16)% of net assets of the Fund, respectively.
(d) Represents 7-day effective yield as of June 30, 2026.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) For the period ended June 30, 2026, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 117,374,690 1 .4%
Consumer Discretionary 132,548,325 1 .7
Consumer Staples (516,980,540) ( 6 .5 )
Energy 402,862,280 5 .1
Financials 557,155,719 7 .0
Health Care (210,327,458) ( 2 .6 )
Industrials 492,030,223 6 .2
Information Technology 419,575,363 5 .3
Materials (43,545,396) ( 0 .6 )
Real Estate (340,832,949) ( 4 .3 )
Utilities (333,052,186) ( 4 .2 )
Investment Companies 1,794,277,903 22 .5
U.S. Treasury Obligations 2,530,512,009 31 .7
Total Investments In Securities
At Value 5,001,597,983 62 .7
Other Assets in Excess of
Liabilities ‡ 2,977,058,319 37 .3
Net Assets
$ 7,978,656,302 100 .0%
Affiliate
Value
At
12/31/2025
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2026
Shares
Held At
6/30/2026
Distributions
Received**
SHORT-TERM INVESTMENTS - 22.3%
INVESTMENT COMPANIES - 22.3%
Limited Purpose Cash
Investment Fund,
3.64% (a)
(Cost $1,779,637,777) $2,255,270,811 $8,878,734,861 $(9,354,339,438) $71,483 $(71,483) $1,779,666,234 1,779,666,234 $40,415,369
**   Distributions received include dividend income and capital gains distributions, if any, from the underlying fund, which are presented in the corresponding line item on the Statements of Operations, if applicable.
(a) Represents 7-day effective yield as of June 30, 2026.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 5).

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
Total return swap contracts outstanding as of June 30, 2026 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index July
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 07/17/2026 EUR 28,348,662 $ 104,592
Swiss Market Index
September Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 09/18/2026 CHF 58,858,380 2,273,489
MSCI Australia Net
Return Index
Decreases in
total return of
reference
entity
and pays the
BBR plus
or minus a
specified
spread
(0.20%)
Increases in
total return of
reference entity
Monthly JPMC 09/16/2026 AUD 18,721,594 195,816
MSCI Canada Net
Return Index
Decreases in
total return of
reference
entity
and pays
the CORRA
plus or minus
a specified
spread
(-0.10%)
Increases in
total return of
reference entity
Monthly JPMC 09/16/2026 CAD 31,774,228 460,708
MSCI France Net
Return Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(0.48%)
Increases in
total return of
reference entity
Monthly JPMC 09/16/2026 EUR 13,402,752 482,145
MSCI Germany Net
Return Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(0.48%)
Increases in
total return of
reference entity
Monthly JPMC 09/16/2026 EUR 14,254,713 419,092

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Italy Net
Return Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(-0.09%)
Increases in
total return of
reference entity
Monthly JPMC 09/16/2026 EUR 9,475,869 $ 387,819
MSCI Japan Net
Return Index
Decreases in
total return of
reference
entity
and pays
the TONAR
plus or minus
a specified
spread
(0.60%)
Increases in
total return of
reference entity
Monthly JPMC 09/16/2026 JPY 8,404,452,109 2,330,199
MSCI Netherlands
Net Return Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(0.50%)
Increases in
total return of
reference entity
Monthly JPMC 09/16/2026 EUR 16,525,131 1,941,335
MSCI Singapore Net
Return Index
Decreases in
total return of
reference
entity
and pays the
SORA plus
or minus a
specified
spread
(0.90%)
Increases in
total return of
reference entity
Monthly JPMC 09/16/2026 SGD 5,542,224 268,254
MSCI Spain Net
Return Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(0.25%)
Increases in
total return of
reference entity
Monthly JPMC 09/16/2026 EUR 8,125,271 774,204

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Sweden Net
Return Index
Decreases in
total return of
reference
entity
and pays
the STIBOR
plus or minus
a specified
spread
(0.47%)
Increases in
total return of
reference entity
Monthly JPMC 09/16/2026 SEK 69,754,851 $ 219,470
MSCI Switzerland
Net Return Index
Decreases in
total return of
reference
entity
and pays
the SARON
plus or minus
a specified
spread
(0.52%)
Increases in
total return of
reference entity
Monthly JPMC 09/16/2026 CHF 11,735,348 801,207
MSCI United
Kingdom Net Return
Index
Decreases in
total return of
reference
entity
and pays the
SONIA plus
or minus a
specified
spread
(0.55%)
Increases in
total return of
reference entity
Monthly JPMC 09/16/2026 GBP 17,528,562 417,620
Total unrealized appreciation 11,075,950
Hang Seng Index
July Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination JPMC 07/30/2026 HKD 4,569,400 (10,572)
Hang Seng Index
July Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 07/30/2026 HKD 21,704,650 (35,695)
Total unrealized depreciation (46,267)
Net unrealized appreciation $ 11,029,683
Futures contracts outstanding as of June 30, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 721 7/2026 EUR $ 69,282,808 $ (396,931)
Hang Seng Index 84 7/2026 HKD 12,235,017 (157,098)
IBEX 35 Index 138 7/2026 EUR 30,584,326 490,842
MSCI Singapore Index 296 7/2026 SGD 10,946,566 (29,791)
OMXS30 Index 941 7/2026 SEK 31,219,964 554,462

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LONG-SHORT EQUITY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
DAX Index 64 9/2026 EUR $ 45,952,630 $ 20,335
FTSE 100 Index 618 9/2026 GBP 86,413,535 145,341
FTSE/MIB Index 72 9/2026 EUR 21,340,112 (204,649)
S&P 500 E-Mini Index 6,583 9/2026 USD 2,484,506,487 19,406,868
S&P/TSX 60 Index 356 9/2026 CAD 103,201,720 57,533
SPI 200 Index 285 9/2026 AUD 43,291,953 (585,210)
TOPIX Index 578 9/2026 JPY 142,300,440 4,832,007
Net unrealized appreciation $ 24,133,709
Forward foreign currency exchange contracts outstanding as of June 30, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 24,040,500 USD 16,944,339 CITI 9/16/2026 $ 65,261
CAD 24,040,500 USD 16,944,305 JPMC 9/16/2026 65,295
EUR 15,013,000 USD 17,101,703 CITI 9/16/2026 107,871
EUR 15,013,000 USD 17,101,669 JPMC 9/16/2026 107,906
USD 21,409,900 CHF 16,602,025 CITI 9/16/2026 686,100
USD 21,396,914 CHF 16,602,025 JPMC 9/16/2026 673,114
USD 283,470,443 EUR 242,738,562 CITI 9/16/2026 5,216,446
USD 283,471,659 EUR 242,738,559 JPMC 9/16/2026 5,217,665
USD 21,226,413 GBP 15,820,000 CITI 9/16/2026 242,038
USD 21,226,456 GBP 15,820,000 JPMC 9/16/2026 242,081
USD 7,361,188 HKD 57,434,501 CITI 9/16/2026 17,960
USD 7,361,203 HKD 57,434,499 JPMC 9/16/2026 17,975
USD 160,249,989 JPY 25,188,750,001 CITI 9/16/2026 4,359,788
USD 160,250,310 JPY 25,188,750,000 JPMC 9/16/2026 4,360,108
USD 161,255 NOK 1,500,000 CITI 9/16/2026 9,881
USD 161,222 NOK 1,500,000 JPMC 9/16/2026 9,849
USD 5,176,210 SGD 6,551,639 CITI 9/16/2026 84,352
USD 5,176,456 SGD 6,551,646 JPMC 9/16/2026 84,593
Total unrealized appreciation 21,568,283
AUD 74,508,500 USD 53,314,676 CITI 9/16/2026 (1,800,304)
AUD 74,508,500 USD 53,314,569 JPMC 9/16/2026 (1,800,198)
CAD 97,130,205 USD 71,194,402 CITI 9/16/2026 (2,470,964)
CAD 97,130,205 USD 71,194,260 JPMC 9/16/2026 (2,470,818)
CHF 52,586,000 USD 67,605,047 CITI 9/16/2026 (1,963,553)
CHF 52,586,000 USD 67,607,512 JPMC 9/16/2026 (1,966,018)
DKK 49,376,221 USD 7,735,254 CITI 9/16/2026 (156,091)
DKK 49,376,222 USD 7,735,239 JPMC 9/16/2026 (156,076)
EUR 167,355,502 USD 196,284,352 CITI 9/16/2026 (4,442,821)
EUR 167,355,499 USD 196,286,041 JPMC 9/16/2026 (4,444,513)
GBP 53,371,000 USD 71,756,531 CITI 9/16/2026 (962,785)
GBP 53,371,001 USD 71,756,393 JPMC 9/16/2026 (962,646)
HKD 70,114,501 USD 8,986,769 CITI 9/16/2026 (22,352)
HKD 70,114,499 USD 8,986,751 JPMC 9/16/2026 (22,333)
ILS 16,872,000 USD 5,801,371 CITI 9/16/2026 (120,559)
ILS 16,872,000 USD 5,801,023 JPMC 9/16/2026 (120,212)
JPY 37,324,797,501 USD 236,459,044 CITI 9/16/2026 (5,460,276)
JPY 37,324,797,500 USD 236,458,571 JPMC 9/16/2026 (5,459,803)
NOK 25,894,000 USD 2,781,780 CITI 9/16/2026 (168,666)
NOK 25,894,000 USD 2,782,219 JPMC 9/16/2026 (169,105)
NZD 662,000 USD 393,444 CITI 9/16/2026 (16,480)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
June 30, 2026 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
NZD 661,999 USD 393,443 JPMC 9/16/2026 $ (16,478)
SEK 187,911,381 USD 20,080,513 CITI 9/16/2026 (616,939)
SEK 187,911,381 USD 20,081,620 JPMC 9/16/2026 (618,046)
SGD 9,991,496 USD 7,893,500 CITI 9/16/2026 (128,224)
SGD 9,991,504 USD 7,893,473 JPMC 9/16/2026 (128,193)
USD 18,952,401 AUD 27,535,000 CITI 9/16/2026 (85,001)
USD 18,952,438 AUD 27,535,000 JPMC 9/16/2026 (84,963)
Total unrealized depreciation (36,834,417)
Net unrealized depreciation $ (15,266,134)
Total return basket swap contracts outstanding as of June 30, 2026:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the CORRA
plus or minus a specified
spread (-0.20%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
27 months
maturity
08/24/2028
$– $– $– $–
Collateral pledged to (received from) each counterparty at June 30, 2026 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 214,517,770 $ 214,517,770
CITI
Investment Companies 14,611,669 – 14,611,669
GSIN
Cash 1,743,494 – 1,743,494
U.S. Treasury Bills 7,113,788 – 7,113,788
JPMC
U.S. Treasury Bills 38,088,830 – 38,088,830

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LSE FUSION FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | June 2026

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 381.7%
COMMON STOCKS - 325.3%
Australia - 8 .8%
AGL Energy Ltd. (2)(a) 11,120 64,343
ANZ Group Holdings Ltd. (2)(a) 2,386 58,229
APA Group (2)(a) 7,401 51,855
Aristocrat Leisure Ltd. (2)(a) 1,229 52,082
Aurizon Holdings Ltd. (2)(a) 3,180 9,198
BHP Group Ltd. (2)(a) 8,037 334,925
Computershare Ltd. (2) 8 212
Evolution Mining Ltd. (2)(a) 5,599 46,297
Fortescue Ltd. (2)(a) 1,114 14,828
Glencore plc (2)(a) 905 6,171
IGO Ltd. (2)*(a) 16,452 84,672
JB Hi-Fi Ltd. (2)(a) 178 9,897
Mineral Resources Ltd. (2)*(a) 697 30,183
Northern Star Resources Ltd. (2)(a) 551 7,295
OceanaGold Corp. (a) 881 22,083
Orica Ltd. (2)(a) 3,859 63,286
Origin Energy Ltd. (2)(a) 7,666 58,270
Pro Medicus Ltd. (2)(a) 1,108 156,642
QBE Insurance Group Ltd. (2)(a) 8,900 154,817
Santos Ltd. (2)(a) 4,862 24,120
Sonic Healthcare Ltd. (2)(a) 590 8,491
South32 Ltd. (2)(a) 45,250 122,872
Technology One Ltd. (2)(a) 5,044 103,478
Telstra Group Ltd. (2)(a) 15,627 54,802
Wesfarmers Ltd. (2)(a) 1,341 83,924
Worley Ltd. (2)(a) 6,228 47,848
Yancoal Australia Ltd. (2)(a) 3,300 12,538
1,683,358
Austria - 0 .0% †
Mondi plc (2)(a) 59 536
Belgium - 1 .5%
Ageas SA/NV (2)(a) 548 43,846
KBC Group NV (2)(a) 1,223 167,039
Liberty Global Ltd., Class A *(a) 4,891 55,611
Umicore SA (2)(a) 892 20,694
287,190
Brazil - 0 .5%
MercadoLibre, Inc. * 40 67,895
Wheaton Precious Metals Corp. (a)
(b) 311 34,985
102,880
Burkina Faso - 0 .2%
IAMGOLD Corp. * 2,328 36,949
Canada - 10 .9%
Agnico Eagle Mines Ltd. (a) 47 7,303
Alamos Gold, Inc., Class A (a) 1,801 54,605
Alimentation Couche-Tard, Inc. (a) 180 11,473
AltaGas Ltd. (a)(b) 1,172 43,294
Aritzia, Inc. *(a) 505 55,686
Bank of Nova Scotia (The) (a) 973 84,570
Canadian National Railway Co. (a) 1,314 156,809
Canadian Natural Resources Ltd.
(a) 4,129 163,384
INVESTMENTS SHARES VALUE ($)
Canada - 10.9% (continued)
Canadian Pacific Kansas City Ltd.
(a)(b) 1,275 110,540
CCL Industries, Inc., Class B (a)(b) 449 29,275
Celestica, Inc. *(a) 329 119,987
Cenovus Energy, Inc. (a) 3,166 78,556
Constellation Software, Inc. (a) 14 26,356
Descartes Systems Group, Inc.
(The) *(a) 1,075 74,456
Empire Co. Ltd., Class A (a) 1,466 51,342
Fairfax Financial Holdings Ltd. (a) 17 27,962
Finning International, Inc. (a) 105 7,417
Franco-Nevada Corp. (a) 134 27,960
George Weston Ltd. (a) 943 67,687
Hudbay Minerals, Inc. (a) 734 17,332
iA Financial Corp., Inc. (a) 122 16,846
Intact Financial Corp. (a) 56 11,558
Kinross Gold Corp. (a) 259 6,132
Loblaw Cos. Ltd. (a) 1,076 48,814
Lundin Gold, Inc. (a) 987 53,245
LunR Royalties Corp. * 172 2,292
Magna International, Inc. (a) 1,162 76,410
Onex Corp. (a) 42 3,141
OR Royalties, Inc. (a) 380 12,033
Pan American Silver Corp. (a) 339 15,197
Quebecor, Inc., Class B (a) 391 18,662
Suncor Energy, Inc. (a) 5,448 293,096
TFI International, Inc. (a) 402 57,866
Thomson Reuters Corp. (a) 619 50,559
Toromont Industries Ltd. (a) 371 61,008
Toronto-Dominion Bank (The) (a) 815 99,093
Tourmaline Oil Corp. (a) 1,030 43,066
2,085,012
China - 0 .4%
Wilmar International Ltd. (2) 25,400 70,888
Denmark - 3 .3%
Danske Bank A/S (2)(a) 2,758 147,835
Genmab A/S (2)*(a) 148 40,575
ISS A/S (2)(a) 2,689 110,080
Jyske Bank A/S (Registered) (2)(a) 358 51,802
NKT A/S (2)* 21 3,143
Orsted A/S (2)*(a)(c) 4,364 98,101
Pandora A/S (2)(a) 1,065 122,354
Royal Unibrew A/S (2)(a) 128 8,438
Vestas Wind Systems A/S (2)(a) 1,135 32,136
Zealand Pharma A/S (2)*(a) 494 21,929
636,393
Finland - 1 .5%
Elisa OYJ (2)(a) 840 35,252
Konecranes OYJ (2)(a) 202 6,210
Nordea Bank Abp (2)(a) 3,895 73,915
Sampo OYJ, Class A (2)(a) 1,392 14,619
UPM-Kymmene OYJ (2)(a) 367 9,728
Wartsila OYJ Abp (2)(a) 3,867 147,689
287,413

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR LSE FUSION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
France - 11 .1%
Air France-KLM (2)*(a) 2,900 45,143
Alstom SA (2)*(a) 1,640 28,652
BNP Paribas SA (2)(a) 1,820 212,564
Bouygues SA (2)(a) 818 45,680
Carrefour SA (2)(a) 14,335 266,129
Credit Agricole SA (2)(a) 2,990 60,138
Dassault Aviation SA (2)(a) 80 26,279
Eiffage SA (2)(a) 164 24,191
Gaztransport Et Technigaz SA (2)(a) 58 12,292
Ipsen SA (2)(a) 77 14,839
Legrand SA (2)(a) 852 144,367
LVMH Moet Hennessy Louis Vuitton
SE (2)(a) 140 77,428
Orange SA (2)(a) 2,694 50,806
Safran SA (2)(a) 479 188,765
SCOR SE (2)(a) 1,203 43,633
SEB SA (2)(a) 631 33,256
Societe Generale SA (2)(a) 2,155 190,739
Teleperformance SE (2)(a) 923 48,532
Thales SA (2)(a) 698 179,387
TotalEnergies SE (2)(a) 3,953 305,667
Valeo SE (2)(a) 1,831 26,906
Vinci SA (2)(a) 672 98,144
2,123,537
Germany - 10 .6%
adidas AG (2)(a) 856 175,677
Allianz SE (Registered) (2)(a) 404 191,233
Aurubis AG (2)(a) 95 19,691
Bechtle AG (2)(a) 2,847 101,116
Commerzbank AG (2) 647 27,559
Daimler Truck Holding AG (2)(a) 2,147 103,548
Deutsche Bank AG (Registered)
(2)(a) 6,344 214,852
Deutsche Lufthansa AG
(Registered) (2)(a) 2,191 25,106
Deutsche Post AG (2) 352 21,400
Evonik Industries AG (2)(a) 1,786 32,408
Fraport AG Frankfurt Airport
Services Worldwide (2)(a) 300 25,038
GEA Group AG (2)(a) 175 12,017
Hannover Rueck SE (2)(a) 23 6,370
Heidelberg Materials AG (2)(a) 204 38,917
HUGO BOSS AG (2)(a) 987 42,402
KION Group AG (2)(a) 441 19,577
LANXESS AG (2)(a) 818 14,187
Mercedes-Benz Group AG (2)(a) 1,508 75,850
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 118 65,898
Nemetschek SE (2)(a) 606 36,894
Nordex SE (2)*(a) 1,748 92,225
Rational AG (2)(a) 42 30,769
Rheinmetall AG (2)(a) 132 150,187
RWE AG (2)(a) 1,651 106,770
Scout24 SE (2)(a)(c) 355 29,378
Siemens Energy AG (2)(a) 1,788 340,866
Talanx AG (2)(a) 37 4,680
INVESTMENTS SHARES VALUE ($)
Germany - 10.6% (continued)
Wacker Chemie AG (2)*(a) 153 15,897
2,020,512
Hong Kong - 0 .3%
Prudential plc (2)(a) 1,815 24,107
Techtronic Industries Co. Ltd. (2)(a) 1,500 24,962
49,069
Italy - 5 .9%
A2A SpA (2)(a) 28,295 72,978
Amplifon SpA (2)(a) 23,672 256,492
De' Longhi SpA (2)(a) 58 2,464
Enel SpA (2)(a) 18,473 211,892
Fincantieri SpA (2)*(a) 1,592 18,123
FinecoBank Banca Fineco SpA (2)
(a) 2,894 72,767
Generali (2)(a) 914 44,560
Interpump Group SpA (2)(a) 45 1,742
Intesa Sanpaolo SpA (2)(a) 7,597 52,216
Leonardo SpA (2)(a) 1,455 78,119
Nexi SpA (2)(a)(c) 1,105 4,474
Pirelli & C SpA (2)*(a)(c) 4,256 32,233
Poste Italiane SpA (2)(a) 2,026 66,318
Reply SpA (2)(a) 42 4,400
Saipem SpA (2)(a) 2,282 11,473
Snam SpA (2)(a)(b) 7,302 52,714
UniCredit SpA (2)(a) 1,544 138,371
1,121,336
Ivory Coast - 0 .0% †
Endeavour Mining plc (2)(a) 124 6,074
Japan - 41 .8%
Advantest Corp. (2)(a) 500 102,864
AGC, Inc. (2)(a) 300 12,963
Aisin Corp. (2)(a) 1,800 24,438
Ajinomoto Co., Inc. (2)(a) 3,000 109,378
ANA Holdings, Inc. (2)(a) 2,400 43,937
Asahi Kasei Corp. (2)(a) 5,000 55,610
Astellas Pharma, Inc. (2)(a) 16,500 220,714
Bandai Namco Holdings, Inc. (2)(a) 600 13,909
BayCurrent, Inc. (2)(a) 2,200 82,109
Brother Industries Ltd. (2)(a) 2,900 65,971
Canon, Inc. (2)(a) 1,300 33,294
Central Japan Railway Co. (2)(a) 800 17,076
Chubu Electric Power Co., Inc. (2)
(a) 5,300 100,140
Concordia Financial Group Ltd. (2)
(a) 5,000 53,847
Dai Nippon Printing Co. Ltd. (2)(a) 1,600 29,358
Daiichi Life Group, Inc. (2)(a) 8,000 87,350
Daiichi Sankyo Co. Ltd. (2)(a) 2,600 41,809
Denso Corp. (2)(a) 5,500 63,327
Dentsu Group, Inc. (2)*(a) 2,700 51,660
Disco Corp. (2)(a) 100 52,023
Eisai Co. Ltd. (2)(a) 700 17,646
ENEOS Holdings, Inc. (2)(a) 4,900 36,272
FANUC Corp. (2)(a) 1,200 55,255
Fast Retailing Co. Ltd. (2) 100 51,234
Fukuoka Financial Group, Inc. (2)
(a) 3,500 148,478

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LSE FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 41.8% (continued)
Hitachi Ltd. (2)(a) 600 16,606
Honda Motor Co. Ltd. (2)(a) 13,400 120,704
Hoya Corp. (2)(a) 1,300 209,692
Idemitsu Kosan Co. Ltd. (2)(a) 7,600 56,144
Iida Group Holdings Co. Ltd. (2)(a) 600 8,092
Isetan Mitsukoshi Holdings Ltd. (2)
(a) 9,900 252,868
Japan Airlines Co. Ltd. (2)(a) 1,300 22,717
Japan Post Bank Co. Ltd. (2)(a) 3,300 62,807
Japan Post Holdings Co. Ltd. (2)(a) 12,700 170,703
Japan Tobacco, Inc. (2)(a) 300 11,070
JFE Holdings, Inc. (2)(a) 2,800 27,033
Kajima Corp. (2)(a) 2,700 98,423
Kirin Holdings Co. Ltd. (2)(a) 7,300 125,897
Kobe Bussan Co. Ltd. (2)(a) 3,400 54,967
Kobe Steel Ltd. (2)(a) 7,800 90,475
Kokusai Electric Corp. (2)(a) 300 20,618
Komatsu Ltd. (2)(a) 1,200 46,857
Kyocera Corp. (2)(a) 700 15,525
Kyoto Financial Group, Inc. (2)(a) 2,000 55,654
Kyowa Kirin Co. Ltd. (2)(a) 1,400 22,282
Kyushu Electric Power Co., Inc. (2)
(a) 3,000 30,410
LY Corp. (2)(a) 42,400 112,850
MatsukiyoCocokara & Co. (a) 2,400 35,448
MINEBEA MITSUMI, Inc. (2)(a) 2,100 62,292
Mitsubishi Chemical Group Corp.
(2)(a) 7,200 50,522
Mitsubishi Electric Corp. (2)(a) 2,400 88,019
Mitsubishi Heavy Industries Ltd. (2)
(a) 400 9,089
Mitsui & Co. Ltd. (2)(a) 800 22,338
Mitsui Chemicals, Inc. (2)(a) 5,700 75,551
Mitsui OSK Lines Ltd. (2)(a) 3,900 124,934
Mizuho Financial Group, Inc. (2)(a) 2,300 110,466
Murata Manufacturing Co. Ltd. (2)
(a) 6,500 466,600
Nexon Co. Ltd. (2)(a) 5,900 78,412
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 1,100 34,274
Nippon Steel Corp. (2)(a) 13,000 43,071
Nippon Yusen KK (2)(a) 6,400 207,004
Nissan Chemical Corp. (2)(a) 600 31,562
Niterra Co. Ltd. (2)(a) 300 19,936
Nomura Holdings, Inc. (2)(a) 4,700 41,266
NTT, Inc. (2)(a) 256,300 227,985
Obayashi Corp. (2)(a) 5,200 105,084
Obic Co. Ltd. (2)(a) 6,500 152,651
Oji Holdings Corp. (2)(a) 3,700 18,177
Omron Corp. (2)(a) 5,500 198,770
Ono Pharmaceutical Co. Ltd. (2)(a) 3,800 55,858
ORIX Corp. (2)(a) 2,600 99,038
Panasonic Holdings Corp. (2)(a) 4,600 129,414
Rakuten Group, Inc. (2)*(a) 9,300 43,409
Recruit Holdings Co. Ltd. (2)(a) 1,600 111,326
Resona Holdings, Inc. (2)(a) 13,400 174,710
Ricoh Co. Ltd. (2)(a) 1,500 13,069
Rohm Co. Ltd. (2)(a) 3,500 118,351
Sanwa Holdings Corp. (2)(a) 3,400 79,710
Seiko Epson Corp. (2)(a) 5,200 87,037
INVESTMENTS SHARES VALUE ($)
Japan - 41.8% (continued)
Seven & i Holdings Co. Ltd. (2)(a) 5,300 63,560
Shimadzu Corp. (2)(a) 800 20,404
Shimizu Corp. (2)(a) 2,500 39,590
Shin-Etsu Chemical Co. Ltd. (2)(a) 1,500 65,384
Shionogi & Co. Ltd. (2)(a) 2,300 39,299
Shizuoka Financial Group, Inc. (2)
(a) 7,600 142,683
Skylark Holdings Co. Ltd. (2) 700 12,088
SMC Corp. (2)(a) 100 44,709
SoftBank Corp. (2)(a) 41,000 52,354
Sojitz Corp. (2)(a) 3,900 125,112
Sony Financial Group, Inc. (2) 71,100 61,952
Sony Group Corp. (2)(a) 700 14,087
Square Enix Holdings Co. Ltd. (2)
(a) 1,700 25,251
Sumitomo Corp. (2)(a) 15,200 146,098
Sumitomo Electric Industries Ltd.
(2)(a) 2,400 44,537
Sumitomo Metal Mining Co. Ltd.
(2)(a) 1,100 51,019
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 4,800 179,232
TBS Holdings, Inc. (2)(a) 300 11,569
Tokyo Century Corp. (2)(a) 1,700 26,208
Tokyo Electron Ltd. (2)(a) 500 242,426
Tokyo Gas Co. Ltd. (2)(a) 1,800 68,158
Tokyu Corp. (2)(a) 3,000 30,953
Tosoh Corp. (2)(a) 400 7,264
TOTO Ltd. (2)(a) 900 48,195
Toyota Motor Corp. (2)(a) 1,100 18,428
USS Co. Ltd. (2)(a) 4,900 57,556
Yamato Holdings Co. Ltd. (2)(a) 1,000 11,315
Yokogawa Electric Corp. (2)(a) 1,100 38,658
8,006,518
Netherlands - 4 .1%
Aalberts NV (2)(a) 303 13,528
Argenx SE (2)*(a) 61 56,539
ASM International NV (2)(a) 153 175,947
ASML Holding NV (2)(a) 129 255,443
ASR Nederland NV (2)(a) 400 30,208
EXOR NV (2)(a) 32 2,452
Heineken NV (2)(a) 871 73,131
NN Group NV (2)(a) 925 81,094
NXP Semiconductors NV (a)(b) 146 41,030
Wolters Kluwer NV (2)(a) 932 60,263
789,635
Norway - 2 .0%
Equinor ASA (2)(a) 2,311 72,874
Gjensidige Forsikring ASA (2)(a) 195 5,278
Kongsberg Gruppen ASA (a) 2,952 88,961
Norsk Hydro ASA (2)(a) 1,740 15,745
Storebrand ASA (2)(a) 2,853 53,584
Telenor ASA (a) 3,019 43,248
TOMRA Systems ASA (2) 170 1,637
Vend Marketplaces ASA (2)(a) 4,617 111,130
392,457

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR LSE FUSION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Portugal - 0 .3%
Banco Comercial Portugues SA,
Class R (2) 34,370 40,666
EDP SA (2) 3,131 16,356
57,022
Singapore - 1 .5%
DBS Group Holdings Ltd. (2) 600 30,381
Sea Ltd., ADR *(a) 891 85,385
Sembcorp Industries Ltd. (2) 1,400 6,886
Singapore Technologies
Engineering Ltd. (2) 5,200 41,883
United Overseas Bank Ltd. (2) 3,700 113,940
278,475
South Africa - 0 .3%
Anglo American plc (2) 1,212 59,452
Spain - 3 .2%
ACS Actividades de Construccion y
Servicios SA (2)(a) 448 65,881
Aena SME SA (2)(a)(c) 2,732 83,251
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 2,584 65,057
Banco de Sabadell SA (2)(a) 9,751 34,552
Bankinter SA (2)(a) 2,752 46,085
Enagas SA (a) 1,584 30,696
Fluidra SA (2)(a) 99 2,240
Industria de Diseno Textil SA (2)(a) 1,623 102,301
Naturgy Energy Group SA (2)(a) 1,426 44,697
Repsol SA (2)(a) 686 17,139
Unicaja Banco SA (2)(a)(c) 35,566 126,772
618,671
Sweden - 4 .8%
Alfa Laval AB (2)(a) 669 39,910
Autoliv, Inc. (a)(b) 783 90,961
Boliden AB (2)(a) 2,355 133,066
Essity AB, Class B (2)(a)(b) 213 6,031
Evolution AB (2)*(a)(c) 1,408 96,652
Nibe Industrier AB, Class B (2)(a)(b) 4,320 16,059
Sandvik AB (2)(a) 531 21,928
Swedbank AB, Class A (2)(a) 1,640 61,264
Swedish Orphan Biovitrum AB
(2)*(a) 421 20,068
Tele2 AB, Class B (2)(a) 3,170 55,164
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 15,493 173,748
Telia Co. AB (2)(a) 32,273 157,197
Trelleborg AB, Class B (2)(a) 44 1,833
Volvo AB, Class B (2)(a) 1,267 43,098
916,979
Switzerland - 6 .9%
ABB Ltd. (Registered) (2)(a) 2,738 297,839
Accelleron Industries AG (2)(a) 599 61,515
Adecco Group AG (Registered) (2) 351 6,477
Avolta AG (2)*(a) 1,589 106,156
BKW AG (2)(a) 40 6,726
Clariant AG (Registered) (2)*(a) 1,588 13,849
DSM-Firmenich AG (2)(a) 914 86,754
INVESTMENTS SHARES VALUE ($)
Switzerland - 6.9% (continued)
Flughafen Zurich AG (Registered)
(2)(a) 227 70,220
Galderma Group AG (2)(a) 288 65,505
Galenica AG (2)(a)(c) 9 938
Kuehne + Nagel International AG
(Registered) (2)(a) 721 174,945
Nestle SA (Registered) (2)(a) 1,359 139,386
SGS SA (Registered) (2)(a) 447 51,835
SIG Group AG (2)*(a) 898 15,024
Sonova Holding AG (Registered)
(2)(a) 248 58,861
TE Connectivity plc (a) 190 38,306
VAT Group AG (2)(a)(c) 9 7,892
Zurich Insurance Group AG (2)(a) 170 125,738
1,327,966
United Kingdom - 10 .9%
Admiral Group plc (2)(a)(b) 796 37,594
Barclays plc (2)(a) 26,301 176,243
Centrica plc (a) 49,395 111,941
CK Hutchison Holdings Ltd. (2)(a) 1,500 12,713
Compass Group plc (2)(a) 6,325 204,357
Entain plc (2)(a) 5,183 38,408
GSK plc (2)(a) 2,780 72,983
Harbour Energy plc (2)(a) 4,199 11,896
Hikma Pharmaceuticals plc (2)(a) 8 161
Hiscox Ltd. (2)(a) 1,289 31,584
Howden Joinery Group plc (2)(a) 2,152 23,924
Inchcape plc (a) 543 5,553
International Consolidated Airlines
Group SA (2)(a) 18,634 118,291
ITV plc (2)(a) 13,421 14,337
Kingfisher plc (2)(a) 22,429 84,214
Lloyds Banking Group plc (2)(a) 84,421 123,552
NatWest Group plc (2)(a) 6,130 54,091
Next plc (2)(a)(b) 85 16,400
Persimmon plc (2)(a) 74 1,032
Rolls-Royce Holdings plc (2)(a) 14,117 270,618
RS GROUP plc (2)(a) 787 6,075
TechnipFMC plc (a) 2,912 193,066
Tesco plc (2)(a) 30,064 183,273
Unilever plc (2)(a) 2,910 174,797
United Utilities Group plc (2)(a)(b) 540 9,370
Vodafone Group plc (2)(a) 87,390 115,666
2,092,139
United States - 194 .4%
3M Co. (a) 57 9,229
Accenture plc, Class A (a) 49 6,098
Acuity, Inc. (a) 223 83,995
Adobe, Inc. *(a)(b) 30 6,151
ADT, Inc. (a) 2,508 16,302
Advanced Energy Industries, Inc.
(a)(b) 87 32,440
Aegon Ltd. (2)(a) 5,633 47,939
AGCO Corp. (a) 64 7,661
Agilent Technologies, Inc. (a) 868 115,296
Airbnb, Inc., Class A *(a) 2,165 309,811
Akamai Technologies, Inc. *(a)(b) 456 53,904
Albemarle Corp. (a)(b) 228 30,787

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LSE FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 194.4% (continued)
Alcoa Corp. (a) 713 37,176
Alcon AG (2)(a) 626 42,211
Alexandria Real Estate Equities,
Inc., REIT (a) 1,916 101,261
Allison Transmission Holdings, Inc.
(a) 387 43,630
Ally Financial, Inc. (a) 1,711 78,620
Alnylam Pharmaceuticals, Inc. *(a)
(b) 239 71,946
Altria Group, Inc. (a) 289 20,794
Amazon.com, Inc. * 331 78,891
Amdocs Ltd. (a) 1,012 51,146
American Airlines Group, Inc. *(a) 2,352 42,501
American Electric Power Co., Inc.
(a) 211 28,867
American Financial Group, Inc. (a) 198 27,708
American International Group, Inc.
(a)(b) 634 47,252
American Tower Corp., REIT (a) 942 154,083
American Water Works Co., Inc.
(a)(b) 752 98,948
Ameriprise Financial, Inc. (a) 31 14,222
Amphenol Corp., Class A (a)(b) 226 39,848
Antero Resources Corp. *(a) 801 28,147
Aon plc, Class A (a) 201 66,670
Applied Industrial Technologies,
Inc. (a) 229 77,436
AptarGroup, Inc. (a)(b) 256 32,051
Aramark (a) 5,190 295,310
Arch Capital Group Ltd. *(a) 526 51,054
Arrow Electronics, Inc. *(a)(b) 219 46,737
Ashland, Inc. (a)(b) 236 15,550
Assured Guaranty Ltd. (a) 258 20,681
ATI, Inc. *(a) 177 34,887
Atlassian Corp., Class A *(a) 2,054 159,781
Atmos Energy Corp. (a)(b) 758 130,581
Autodesk, Inc. *(a) 32 6,221
AutoNation, Inc. *(a) 227 42,174
AutoZone, Inc. *(a) 14 44,743
Avnet, Inc. (a)(b) 1,818 161,475
Axis Capital Holdings Ltd. (a) 727 78,109
Ball Corp. (a) 1,596 99,590
Bank of America Corp. (a) 159 9,060
Bank of New York Mellon Corp.
(The) (a) 398 57,555
Bath & Body Works, Inc. (a) 963 22,274
BellRing Brands, Inc. *(a)(b) 4,324 55,953
Biogen, Inc. *(a) 385 83,183
BioMarin Pharmaceutical, Inc. *(a) 1,650 94,413
Blackrock, Inc. (a) 141 135,580
Block, Inc., Class A *(a)(b) 453 34,428
Blue Owl Capital, Inc., Class A (a)
(b) 720 6,300
Boeing Co. (The) *(a)(b) 547 118,409
Booking Holdings, Inc. (a) 640 114,074
Boston Scientific Corp. * 3,048 130,089
BP plc (2)(a) 32,055 197,579
Brink's Co. (The) (a)(b) 172 16,252
Bristol-Myers Squibb Co. (a) 3,711 213,828
Broadcom, Inc. (a) 273 103,126
INVESTMENTS SHARES VALUE ($)
United States - 194.4% (continued)
Brunswick Corp. (a) 569 47,933
Burlington Stores, Inc. *(a) 383 121,334
CACI International, Inc., Class A
*(a)(b) 72 33,355
Capital One Financial Corp. (a) 901 180,759
Capri Holdings Ltd. *(a) 746 13,853
Cardinal Health, Inc. (a) 197 46,799
CarMax, Inc. *(a) 1,784 94,356
Carnival Corp. Ltd. 934 26,684
Carpenter Technology Corp. (a)(b) 248 152,976
Carrier Global Corp. (a) 1,698 124,548
Casey's General Stores, Inc. (a)(b) 42 33,381
Cava Group, Inc. *(a)(b) 150 11,772
CBRE Group, Inc., Class A *(a) 809 108,964
CDW Corp. (a) 493 69,336
Celsius Holdings, Inc. *(a)(b) 1,798 52,645
Centene Corp. *(a) 3,731 239,492
Charles Schwab Corp. (The) (a) 1,055 97,345
Charter Communications, Inc.,
Class A *(a)(b) 689 97,983
Chemed Corp. (a)(b) 205 95,477
Cheniere Energy, Inc. (a) 514 122,851
Chevron Corp. (a) 106 17,571
Chipotle Mexican Grill, Inc., Class
A *(a) 218 7,412
Chord Energy Corp. (a)(b) 341 38,976
Chubb Ltd. (a) 652 222,162
Ciena Corp. *(a) 254 124,602
Citigroup, Inc. (a) 322 45,067
Citizens Financial Group, Inc. (a) 1,723 120,731
Clean Harbors, Inc. *(a)(b) 167 49,891
Cloudflare, Inc., Class A *(a)(b) 308 75,546
CNA Financial Corp. (a) 646 31,402
CNO Financial Group, Inc. (a) 892 45,474
Coca-Cola Consolidated, Inc. (a) 301 57,467
Coeur Mining, Inc. 920 15,014
Colgate-Palmolive Co. 501 45,932
Columbia Sportswear Co. (a) 1,478 91,370
Comfort Systems USA, Inc. (a) 147 291,346
Commerce Bancshares, Inc. (a) 2,228 128,667
Commercial Metals Co. (a) 271 17,005
Commvault Systems, Inc. *(a) 594 84,188
Consolidated Edison, Inc. (a)(b) 114 12,612
Constellation Energy Corp. (a)(b) 126 31,295
Cooper Cos., Inc. (The) *(a)(b) 204 14,629
Copart, Inc. *(a) 3,607 101,681
COPT Defense Properties, REIT (a) 486 17,686
Corcept Therapeutics, Inc. *(a) 552 47,996
CoreWeave, Inc., Class A * 305 30,360
Corpay, Inc. *(a)(b) 213 70,987
CoStar Group, Inc. * 2,515 71,225
Costco Wholesale Corp. (a) 127 118,805
Crane Co. (a)(b) 559 124,696
Crowdstrike Holdings, Inc., Class
A *(a)(b) 9 6,868
Crown Holdings, Inc. (a) 522 58,370
Cummins, Inc. (a) 106 75,600
Curtiss-Wright Corp. (a) 259 196,260
Danaher Corp. (a) 812 154,670
Darden Restaurants, Inc. (a) 525 108,155

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR LSE FUSION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 194.4% (continued)
Darling Ingredients, Inc. *(a)(b) 225 12,290
Datadog, Inc., Class A *(a) 431 112,215
DaVita, Inc. *(a) 37 8,232
Delta Air Lines, Inc. (a)(b) 672 62,940
DENTSPLY SIRONA, Inc. (a) 2,889 30,652
Dexcom, Inc. *(a) 1,178 79,338
Docusign, Inc., Class A *(a) 1,993 88,529
Dollar General Corp. (a) 1,256 144,578
Dollar Tree, Inc. * 270 32,657
DoubleVerify Holdings, Inc. *(a)(b) 3,504 37,983
Dover Corp. (a) 548 122,905
Dow, Inc. (a)(b) 4,028 110,206
DR Horton, Inc. (a)(b) 299 48,701
DraftKings, Inc., Class A *(a) 6,738 170,202
DTE Energy Co. (a) 995 151,608
Duolingo, Inc., Class A *(a)(b) 988 113,640
Dynatrace, Inc. *(a) 1,604 70,432
Eagle Materials, Inc. (a)(b) 257 57,825
East West Bancorp, Inc. (a) 942 121,603
Edison International (a) 4,074 303,308
Elastic NV *(a) 107 6,101
Elevance Health, Inc. (a) 101 39,060
Eli Lilly & Co. (a)(b) 59 70,766
EMCOR Group, Inc. (a) 213 176,764
Encompass Health Corp. (a) 192 19,407
EnerSys (a) 113 26,422
Envista Holdings Corp. *(a) 499 13,149
EOG Resources, Inc. (a) 1,285 166,703
EPR Properties, REIT (a) 549 31,847
EQT Corp. (a)(b) 118 6,274
Equifax, Inc. (a) 881 139,832
Equinix, Inc., REIT (a) 154 160,528
Estee Lauder Cos., Inc. (The),
Class A (a) 533 42,080
Evercore, Inc., Class A (a) 275 93,896
Everest Group Ltd. (a) 178 63,587
Everforth, Inc. *(a) 613 10,954
Eversource Energy (a) 2,085 150,683
Exelixis, Inc. *(a) 2,448 133,196
ExlService Holdings, Inc. *(a) 2,479 64,107
Expand Energy Corp. (a) 984 89,731
Expedia Group, Inc. (a) 322 82,393
Experian plc (2)(a) 2,680 90,326
Exponent, Inc. (a) 576 33,846
Extra Space Storage, Inc., REIT (a) 197 28,624
FactSet Research Systems, Inc. (a) 853 196,258
Federal Realty Investment Trust,
REIT (a) 792 97,764
Federated Hermes, Inc., Class B
(a)(b) 172 9,498
FedEx Corp. (a) 660 206,666
Fidelity National Financial, Inc. (a)
(b) 1,036 48,858
First Financial Bankshares, Inc. (a) 422 14,601
First Hawaiian, Inc. (a) 2,219 65,017
First Horizon Corp. (a) 1,492 38,255
FirstCash Holdings, Inc. (a)(b) 225 48,672
Five Below, Inc. *(a)(b) 572 102,840
Fluor Corp. *(a) 124 6,496
FMC Corp. (a)(b) 3,737 42,976
INVESTMENTS SHARES VALUE ($)
United States - 194.4% (continued)
Ford Motor Co. (a)(b) 6,597 91,698
Fortinet, Inc. *(a) 790 121,360
Freeport-McMoRan, Inc. (a) 1,804 113,454
Gaming and Leisure Properties,
Inc., REIT (a) 487 21,686
Gap, Inc. (The) (a) 4,987 93,157
Garmin Ltd. (a)(b) 189 44,895
Gartner, Inc. * 471 61,051
Gates Industrial Corp. plc *(a) 1,452 40,612
GE Aerospace (a) 211 78,857
GE Vernova, Inc. (a) 116 136,284
General Dynamics Corp. (a) 215 76,162
General Mills, Inc. (a) 4,068 141,566
General Motors Co. (a) 1,625 125,255
Genpact Ltd. (a) 1,255 34,513
Genuine Parts Co. (a)(b) 361 42,591
Gitlab, Inc., Class A *(a)(b) 4,205 128,379
GLOBALFOUNDRIES, Inc. (a)(b) 1,238 102,024
Globant SA * 237 6,859
Globe Life, Inc. (a) 202 36,093
GoDaddy, Inc., Class A *(a) 948 80,466
Graham Holdings Co., Class B (a) 19 21,687
Grand Canyon Education, Inc. *(a)
(b) 96 13,739
Graphic Packaging Holding Co. (a)
(b) 6,252 66,084
H&R Block, Inc. (a) 2,787 106,129
Haemonetics Corp. *(a) 611 45,825
Halliburton Co. 180 6,111
Hanover Insurance Group, Inc.
(The) (a) 216 46,250
Hartford Insurance Group, Inc.
(The) (a) 166 21,998
Hasbro, Inc. (a) 493 40,717
HealthEquity, Inc. *(a)(b) 837 75,598
Hewlett Packard Enterprise Co. (a) 2,309 104,159
Hilton Worldwide Holdings, Inc. (a) 443 146,394
Holcim AG (2)(a) 777 70,056
Home Depot, Inc. (The) (a) 536 189,036
Honeywell Aerospace, Inc. *(a) 64 14,149
Honeywell International, Inc. (a) 64 14,330
Host Hotels & Resorts, Inc., REIT
(a)(b) 2,099 49,767
HubSpot, Inc. *(a) 104 18,981
Huntington Bancshares, Inc. (a)(b) 2,715 48,137
Huntington Ingalls Industries, Inc.
(a)(b) 163 45,622
Illinois Tool Works, Inc. (a) 628 169,855
Illumina, Inc. *(a)(b) 212 37,276
Incyte Corp. *(a) 932 105,652
Inspire Medical Systems, Inc. *(a)
(b) 579 25,829
Insulet Corp. *(a) 350 53,288
Intel Corp. *(a) 106 14,801
Intercontinental Exchange, Inc. (a) 51 6,279
InterContinental Hotels Group plc
(2)(a) 769 132,178
International Bancshares Corp. (a) 170 12,912
International Business Machines
Corp. (a)(b) 825 231,998

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LSE FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 194.4% (continued)
International Flavors & Fragrances,
Inc. (a)(b) 532 42,145
International Paper Co. (a) 3,467 132,093
Intuit, Inc. (a) 430 112,230
Invesco Ltd. (a) 2,435 64,260
Invitation Homes, Inc., REIT (a)(b) 1,795 54,227
IQVIA Holdings, Inc. *(a) 351 67,820
Iridium Communications, Inc. (a) 980 53,753
Iron Mountain, Inc., REIT (a) 1,692 213,717
ITT, Inc. (a)(b) 751 148,518
Jabil, Inc. (a) 126 48,570
Jacobs Solutions, Inc. (a) 101 12,726
Jazz Pharmaceuticals plc *(a) 522 125,786
JB Hunt Transport Services, Inc. (a) 791 228,939
Jefferies Financial Group, Inc. (a) 2,035 101,709
Johnson Controls International plc
(a) 288 42,080
Jones Lang LaSalle, Inc. *(a)(b) 92 28,515
JPMorgan Chase & Co. (a) 261 85,433
Kemper Corp. (a)(b) 782 21,083
Keysight Technologies, Inc. *(a) 224 78,416
Kimco Realty Corp., REIT (a)(b) 428 10,850
Kinder Morgan, Inc. (a)(b) 4,112 131,461
Kirby Corp. *(a)(b) 248 33,721
KKR & Co., Inc. (a)(b) 1,193 109,494
Knife River Corp. *(a)(b) 156 13,049
Knight-Swift Transportation
Holdings, Inc., Class A (a) 1,369 106,604
Kyndryl Holdings, Inc. *(a) 3,003 33,964
Lamar Advertising Co., Class A,
REIT (a)(b) 418 65,200
Lamb Weston Holdings, Inc. (a)(b) 1,317 56,868
Landstar System, Inc. (a) 1,076 222,528
Lear Corp. (a) 363 48,664
Lennar Corp., Class A (a)(b) 518 46,874
Leonardo DRS, Inc. (a)(b) 1,408 60,079
Lincoln Electric Holdings, Inc. (a) 396 105,142
Linde plc (a) 331 171,769
Lineage, Inc., REIT (a)(b) 1,411 61,026
LivaNova plc *(a) 313 25,738
Lockheed Martin Corp. (a) 396 201,746
Louisiana-Pacific Corp. (a)(b) 96 7,551
Lumentum Holdings, Inc. *(a)(b) 89 76,367
LyondellBasell Industries NV, Class
A (a) 2,040 107,406
Manhattan Associates, Inc. *(a) 669 93,158
ManpowerGroup, Inc. (a) 625 21,106
MarketAxess Holdings, Inc. (a)(b) 309 35,068
Marsh & McLennan Cos., Inc. (a)(b) 748 124,669
Marzetti Co. (The) (a) 468 53,427
Masco Corp. (a) 181 14,728
Matador Resources Co. (a)(b) 628 31,262
Match Group, Inc. (a) 1,305 49,655
Mattel, Inc. *(a) 446 6,190
McCormick & Co., Inc. (Non-Voting)
(a) 2,901 146,268
McDonald's Corp. (a) 275 74,335
McKesson Corp. (a) 57 43,069
Medical Properties Trust, Inc., REIT
(a)(b) 5,982 27,637
INVESTMENTS SHARES VALUE ($)
United States - 194.4% (continued)
Medpace Holdings, Inc. *(a)(b) 123 65,140
Medtronic plc (a) 1,413 110,539
Merck & Co., Inc. (a) 733 94,191
MetLife, Inc. (a) 440 37,228
Mettler-Toledo International, Inc.
*(a) 79 100,923
MGIC Investment Corp. (a) 1,749 49,322
Microchip Technology, Inc. (a) 540 49,248
Micron Technology, Inc. (a) 324 373,989
Microsoft Corp. (a) 513 191,359
Mid-America Apartment
Communities, Inc., REIT (a)(b) 1,208 167,840
MKS, Inc. (a) 53 23,574
Mohawk Industries, Inc. *(a)(b) 1,147 139,166
Molina Healthcare, Inc. *(a) 767 175,413
Molson Coors Beverage Co., Class
B (a) 2,946 114,776
MongoDB, Inc., Class A *(a)(b) 249 83,639
Moody's Corp. (a) 222 100,548
Morgan Stanley (a) 30 6,271
Morningstar, Inc. (a) 501 78,166
Mosaic Co. (The) (a) 4,467 94,656
MSA Safety, Inc. (a)(b) 150 26,187
MSCI, Inc., Class A (a) 175 98,007
Mueller Industries, Inc. (a) 901 110,760
Murphy Oil Corp. (a) 370 12,047
Nasdaq, Inc. (a) 80 6,306
Natera, Inc. *(a)(b) 331 89,850
National Fuel Gas Co. (a) 440 33,972
nCino, Inc. *(a)(b) 3,354 54,838
Neurocrine Biosciences, Inc. *(a) 927 156,232
New Jersey Resources Corp. (a) 329 18,437
New York Times Co. (The), Class
A (a)(b) 1,994 139,540
Newell Brands, Inc. (a) 13,699 84,112
NewMarket Corp. (a) 18 14,242
Newmont Corp. (a) 647 60,430
News Corp., Class A (a) 2,508 62,274
NiSource, Inc. (a) 1,136 54,017
NNN REIT, Inc., REIT (a) 1,754 81,614
Northern Trust Corp. (a) 273 47,458
Novartis AG (Registered) (2)(a) 958 149,728
Nucor Corp. (a) 135 30,071
Nutanix, Inc., Class A *(a) 775 39,494
nVent Electric plc (a) 192 32,565
NVIDIA Corp. (a) 801 160,272
NVR, Inc. *(a) 22 149,895
Occidental Petroleum Corp. (a) 3,602 174,949
OGE Energy Corp. 239 11,630
Old Dominion Freight Line, Inc. (a) 328 71,045
Old Republic International Corp.
(a)(b) 1,267 51,846
Omnicom Group, Inc. (a)(b) 1,336 97,301
ONE Gas, Inc. (a) 282 21,734
OneMain Holdings, Inc. (a) 2,833 172,728
Oracle Corp. 401 58,767
O'Reilly Automotive, Inc. *(a) 378 34,810
Oshkosh Corp. (a) 754 115,724
Otis Worldwide Corp. (a) 416 29,786
Ovintiv, Inc. (a)(b) 683 35,960

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR LSE FUSION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 194.4% (continued)
Owens Corning (a) 1,052 167,226
Palantir Technologies, Inc., Class
A *(a)(b) 53 6,184
Park Hotels & Resorts, Inc., REIT
(a) 644 9,177
Parker-Hannifin Corp. (a) 172 168,237
Paylocity Holding Corp. *(a) 201 21,011
PBF Energy, Inc., Class A (a) 586 26,675
Penn Entertainment, Inc. *(a) 1,695 36,205
Pentair plc 561 43,006
PepsiCo, Inc. (a) 1,003 135,806
Permian Resources Corp., Class
A (a)(b) 1,253 23,068
Pfizer, Inc. (a)(b) 3,706 89,240
PG&E Corp. (a) 18,653 313,742
Philip Morris International, Inc. (a) 846 153,050
Phillips 66 (a) 777 131,352
Pilgrim's Pride Corp. 33 928
Pinnacle Financial Partners, Inc.
(a)(b) 1,070 107,942
Pinterest, Inc., Class A *(a) 1,124 23,638
Planet Fitness, Inc., Class A *(a)(b) 1,304 68,030
PNC Financial Services Group, Inc.
(The) (a) 877 215,935
Polaris, Inc. (a) 252 17,247
Pool Corp. (a)(b) 1,021 219,413
Popular, Inc. 569 93,418
Portland General Electric Co. (a) 736 38,147
Primerica, Inc. (a) 119 33,820
Principal Financial Group, Inc. (a)
(b) 625 67,363
Prologis, Inc., REIT (a)(b) 418 56,626
Prosperity Bancshares, Inc. (a) 2,086 152,341
Rambus, Inc. *(a) 166 22,035
RBC Bearings, Inc. *(a) 51 32,847
Reddit, Inc., Class A *(a) 95 16,490
Regeneron Pharmaceuticals, Inc.
(a) 164 102,261
Reinsurance Group of America,
Inc. (a) 608 129,291
RenaissanceRe Holdings Ltd. 251 79,542
Republic Services, Inc., Class A (a) 478 101,852
Revolution Medicines, Inc. *(a)(b) 119 22,286
Robert Half, Inc. (a) 3,066 94,126
ROBLOX Corp., Class A *(a)(b) 2,869 156,016
Roche Holding AG (2)(a) 594 244,184
Ross Stores, Inc. (a) 865 184,115
Rubrik, Inc., Class A *(a) 1,629 130,776
Ryder System, Inc. (a)(b) 205 54,073
S&P Global, Inc. (a) 456 185,711
Saia, Inc. *(a)(b) 40 16,846
Sanofi SA (2)(a) 2,890 247,105
Sarepta Therapeutics, Inc. *(a)(b) 1,628 29,255
SBA Communications Corp., REIT
(a) 228 40,233
Science Applications International
Corp. (a)(b) 428 47,255
Seagate Technology Holdings plc
(a) 329 317,484
Selective Insurance Group, Inc. (a) 1,153 111,853
INVESTMENTS SHARES VALUE ($)
United States - 194.4% (continued)
Sempra (a) 448 41,534
SentinelOne, Inc., Class A *(a) 6,020 102,159
Service Corp. International (a)(b) 427 32,435
ServiceNow, Inc. *(a) 436 43,286
SiteOne Landscape Supply, Inc.
*(a)(b) 183 20,937
Smithfield Foods, Inc. (a) 147 3,566
Smurfit Westrock plc (a) 2,660 123,052
Snap, Inc., Class A *(a)(b) 29,305 130,114
Snowflake, Inc., Class A *(a) 502 127,759
Solstice Advanced Materials, Inc.
(a) 231 20,467
Solventum Corp. *(a) 153 11,804
Sotera Health Co. *(a) 1,146 20,342
SOUTHSTATE BANK Corp. (a) 1,101 109,990
SS&C Technologies Holdings, Inc.
(a) 824 51,129
State Street Corp. (a) 159 26,966
STERIS plc (a)(b) 305 64,224
Stifel Financial Corp. (a) 636 44,374
Sunbelt Rentals Holdings, Inc. (2) 679 49,532
Super Micro Computer, Inc. *(a)(b) 401 11,761
Synchrony Financial (a) 875 66,544
Synopsys, Inc. *(a)(b) 305 136,051
Sysco Corp. (a) 893 74,637
T. Rowe Price Group, Inc. (a)(b) 175 19,896
Take-Two Interactive Software, Inc.
*(a) 457 114,241
Tapestry, Inc. (a) 415 60,748
Target Corp. (a) 352 45,975
TD SYNNEX Corp. (a) 888 237,398
Tenet Healthcare Corp. *(a) 341 63,794
Teradyne, Inc. (a) 393 190,149
Tesla, Inc. *(a) 112 47,107
Tetra Tech, Inc. 744 21,494
Texas Capital Bancshares, Inc. (a) 723 74,657
Texas Instruments, Inc. (a) 205 61,104
Texas Pacific Land Corp. (a)(b) 179 78,338
Texas Roadhouse, Inc., Class A (a) 1,200 231,876
Textron, Inc. (a)(b) 1,175 107,783
TJX Cos., Inc. (The) (a) 1,278 193,617
T-Mobile US, Inc. (a) 1,393 233,648
Toro Co. (The) (a) 2,525 245,985
Tradeweb Markets, Inc., Class A (a) 679 67,669
Trane Technologies plc (a) 131 64,342
TransUnion (a)(b) 355 25,610
Travelers Cos., Inc. (The) (a) 603 199,062
Trex Co., Inc. *(a) 2,304 115,292
TTM Technologies, Inc. *(a)(b) 52 9,725
Tyson Foods, Inc., Class A (a) 2,129 121,885
Ultragenyx Pharmaceutical, Inc.
*(a)(b) 1,038 34,659
United Parcel Service, Inc., Class
B (a) 744 79,980
United Therapeutics Corp. *(a) 107 57,976
UnitedHealth Group, Inc. (a) 260 108,064
Unity Software, Inc. *(a) 1,244 35,554
Universal Display Corp. (a)(b) 507 43,901
UWM Holdings Corp., Class A (a)(b) 2,829 6,478
Veeva Systems, Inc., Class A *(a) 968 171,791

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LSE FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 194.4% (continued)
Ventas, Inc., REIT (a) 1,038 92,174
Veralto Corp. 189 16,761
VeriSign, Inc. (a) 1,148 288,790
Verisk Analytics, Inc., Class A (a) 443 79,532
Verizon Communications, Inc. (a) 293 12,406
Versant Media Group, Inc. (a) 1,783 64,206
Vertex Pharmaceuticals, Inc. *(a) 144 71,529
Vertiv Holdings Co., Class A (a) 133 44,531
VF Corp. (a)(b) 1,994 33,260
Vicor Corp. * 82 31,142
Viking Holdings Ltd. *(a) 2,174 227,553
Vornado Realty Trust, REIT (a)(b) 755 29,672
Warner Music Group Corp., Class
A (a)(b) 1,278 34,595
Waste Connections, Inc. (a) 1,099 183,192
Watts Water Technologies, Inc.,
Class A (a) 116 45,408
Weatherford International plc (a) 321 26,162
Wells Fargo & Co. (a) 3,321 274,446
WESCO International, Inc. (a) 96 33,161
Western Alliance Bancorp (a) 1,033 84,913
Western Digital Corp. (a) 333 212,694
Westinghouse Air Brake
Technologies Corp. (a) 348 93,821
Westlake Corp. (a) 351 25,623
Weyerhaeuser Co., REIT (a)(b) 1,321 31,625
Woodward, Inc. (a)(b) 76 32,333
Wyndham Hotels & Resorts, Inc. 197 16,589
Xylem, Inc. (a)(b) 452 53,431
Zions Bancorp NA (a) 625 43,244
Zscaler, Inc. *(a)(b) 246 34,723
37,223,147
Zambia - 0 .1%
First Quantum Minerals Ltd. * 395 10,790
TOTAL COMMON STOCKS
(Cost $52,597,829) 62,284,398
NO. OF
RIGHTS
RIGHTS - 0.0% †
Spain - 0 .0% †
ACS Actividades de Construccion y
Servicios SA, expiring 7/13/2026 *
(Cost $771) 361 758
SHARES
SHORT-TERM INVESTMENTS - 56.4%
INVESTMENT COMPANIES - 26 .8%
Limited Purpose Cash Investment
Fund, 3.64% (d)
(Cost $5,138,086) 5,138,086 5,138,086
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 29 .6%
U.S. Treasury Bills
3.59%, 8/27/2026 (2)(e) $ 3,000,000 2,982,563
3.66%, 10/29/2026 (2)(e) 1,153,000 1,138,543
3.68%, 11/12/2026 (2)(e) 647,000 637,955
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 29.6% (continued)
3.68%, 11/19/2026 (2)(e) $ 921,000 907,410
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,668,713) 5,666,471
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,806,799) 10,804,557
TOTAL LONG POSITIONS
(Cost $63,405,399) 73,089,713
SHARES
SHORT POSITIONS - (317.4)%
COMMON STOCKS - (316.2)%
Australia - ( 9 .0 ) %
ALS Ltd. (2) (815) (12,937)
Ampol Ltd. (2) (2,464) (55,774)
Brambles Ltd. (2) (1,457) (19,673)
CAR Group Ltd. (2) (3,416) (60,979)
Cleanaway Waste Management
Ltd. (2) (14,576) (23,731)
Cochlear Ltd. (2) (842) (70,724)
Coles Group Ltd. (2) (1,548) (26,074)
CSL Ltd. (2) (816) (65,104)
Dyno Nobel Ltd. (2) (6,675) (18,111)
Endeavour Group Ltd. (2) (12,422) (27,942)
Harvey Norman Holdings Ltd. (2) (1,485) (4,959)
Insurance Australia Group Ltd. (2) (13,003) (72,725)
IREN Ltd. (834) (38,139)
Lendlease Corp. Ltd. (2) (4,199) (9,396)
Liontown Ltd. (2) (89,894) (105,967)
Lynas Rare Earths Ltd. (2) (497) (6,236)
Medibank Pvt Ltd. (2) (7,816) (26,854)
National Australia Bank Ltd. (2) (3,172) (83,293)
New Hope Corp. Ltd. (1) (4)
NEXTDC Ltd. (2) (4,130) (41,841)
Qantas Airways Ltd. (2) (2,849) (20,932)
Ramsay Health Care Ltd. (2) (1,010) (30,745)
REA Group Ltd. (2) (390) (37,570)
SEEK Ltd. (2) (1,462) (13,631)
SGH Ltd. (2) (2,070) (66,863)
Suncorp Group Ltd. (2) (1,928) (25,722)
Telix Pharmaceuticals Ltd. (2) (8,587) (99,578)
Transurban Group (2) (4,892) (48,641)
Treasury Wine Estates Ltd. (2) (37,183) (123,015)
Washington H Soul Pattinson & Co.
Ltd. (2) (2,436) (77,866)
Westpac Banking Corp. (2) (8,930) (217,585)
Whitehaven Coal Ltd. (2) (10,520) (55,774)
WiseTech Global Ltd. (2) (2,797) (64,168)
Woodside Energy Group Ltd. (2) (3,499) (67,667)
(1,720,220)
Belgium - ( 1 .4 ) %
Anheuser-Busch InBev SA/NV (2) (246) (20,327)
D'ieteren Group (2) (554) (108,146)
Financiere de Tubize SA (2) (350) (92,466)
Lotus Bakeries NV (2) (1) (13,263)
UCB SA (2) (126) (37,721)
(271,923)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR LSE FUSION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Brazil - ( 0 .3 ) %
Yara International ASA (2) (1,319) (58,007)
Canada - ( 11 .5 ) %
AtkinsRealis Group, Inc. (1,484) (92,163)
Bank of Montreal (98) (17,321)
BCE, Inc. (2,819) (60,723)
Bombardier, Inc., Class B (119) (27,399)
Brookfield Asset Management Ltd.,
Class A (1,513) (67,870)
Brookfield Corp., Class A (1,090) (46,505)
Brookfield Renewable Corp. (557) (20,705)
CAE, Inc. (2,463) (61,668)
Cameco Corp. (495) (50,455)
Canadian Tire Corp. Ltd., Class A (328) (45,179)
Canadian Utilities Ltd., Class A (354) (13,159)
Capital Power Corp. (399) (20,793)
Capstone Copper Corp. (4,982) (45,772)
CGI, Inc. (694) (44,857)
Dollarama, Inc. (115) (15,213)
Element Fleet Management Corp. (596) (12,300)
Emera, Inc. (431) (22,862)
Enbridge, Inc. (282) (15,293)
Equinox Gold Corp. (5,174) (50,418)
First Majestic Silver Corp. (696) (11,817)
Fortis, Inc. (372) (21,311)
G Mining Ventures Corp. (1,351) (39,561)
Gildan Activewear, Inc. (1,575) (81,201)
Hydro One Ltd. (c) (1,467) (60,511)
Keyera Corp. (3,809) (153,006)
Manulife Financial Corp. (1,366) (55,401)
Metro, Inc., Class A (306) (19,565)
NexGen Energy Ltd. (6,728) (63,188)
Nutrien Ltd. (411) (25,893)
Open Text Corp. (4,548) (100,660)
Pembina Pipeline Corp. (2,344) (108,453)
RB Global, Inc. (284) (33,063)
Restaurant Brands International,
Inc. (1,709) (123,960)
Rogers Communications, Inc.,
Class B (3,451) (112,272)
Royal Bank of Canada (538) (111,405)
Saputo, Inc. (930) (26,938)
Shopify, Inc., Class A (720) (82,374)
Sun Life Financial, Inc. (1,383) (108,582)
TC Energy Corp. (1,103) (73,043)
TMX Group Ltd. (209) (6,842)
Triple Flag Precious Metals Corp. (70) (2,097)
WSP Global, Inc. (446) (55,300)
(2,207,098)
Chile - ( 0 .5 ) %
Antofagasta plc (2) (781) (39,638)
Lundin Mining Corp. (2,448) (59,653)
(99,291)
China - ( 0 .9 ) %
Prosus NV (2) (1,737) (75,479)
Yangzijiang Shipbuilding Holdings
Ltd. (2) (38,500) (102,133)
(177,612)
INVESTMENTS SHARES VALUE ($)
Congo, Democratic Republic of the - ( 0 .3 ) %
Ivanhoe Mines Ltd., Class A (7,486) (58,642)
Denmark - ( 2 .7 ) %
AL Sydbank (2) (42) (3,706)
ALK-Abello A/S (2) (160) (5,985)
Carlsberg A/S, Class B (2) (511) (66,869)
Coloplast A/S, Class B (2) (75) (4,272)
Demant A/S (2) (2,288) (93,978)
DSV A/S (2) (397) (94,467)
Novo Nordisk A/S, Class B (2) (1,405) (67,478)
Novonesis Novozymes, Class B (2,398) (151,359)
ROCKWOOL A/S, Class B (2) (138) (4,426)
Tryg A/S (2) (1,022) (23,264)
(515,804)
Finland - ( 0 .9 ) %
Fortum OYJ (2) (794) (18,369)
Kesko OYJ, Class B (2) (364) (8,138)
Kone OYJ, Class B (2) (142) (8,078)
Metso OYJ (2) (475) (8,260)
Neste OYJ (2) (1,726) (56,354)
Nokia OYJ (2) (5,366) (71,562)
Orion OYJ, Class B (2) (105) (8,625)
(179,386)
France - ( 9 .0 ) %
Accor SA (2) (204) (11,833)
Aeroports de Paris SA (2) (78) (10,171)
Air Liquide SA (2) (161) (31,882)
Airbus SE (2) (728) (161,974)
Amundi SA (2)(c) (492) (47,229)
Arkema SA (2) (100) (6,308)
AXA SA (2) (233) (11,676)
BioMerieux (2) (483) (37,916)
Bollore SE (2) (1,308) (6,064)
Bureau Veritas SA (2) (660) (20,215)
Capgemini SE (2) (96) (9,638)
Cie de Saint-Gobain SA (2) (1,300) (117,887)
Cie Generale des Etablissements
Michelin SCA (2) (3,156) (121,917)
Danone SA (2) (1,992) (162,822)
Dassault Systemes SE (2) (2,381) (48,566)
Elis SA (2) (436) (13,506)
Engie SA (2) (4,292) (135,089)
EssilorLuxottica SA (2) (719) (135,008)
FDJ UNITED (2) (1,882) (46,002)
Forvia SE (2) (535) (5,356)
Getlink SE (2) (1,275) (27,102)
Kering SA (2) (77) (21,781)
L'Oreal SA (2) (154) (67,507)
Pernod Ricard SA (2) (768) (55,824)
Publicis Groupe SA (2) (434) (42,889)
Remy Cointreau SA (2) (1,304) (64,130)
Renault SA (2) (26) (747)
Rexel SA (2) (424) (18,576)
Sartorius Stedim Biotech (2) (50) (10,368)
Sodexo SA (2) (1,664) (96,247)
SPIE SA (2) (2,635) (151,702)
Technip Energies NV (2) (711) (26,877)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LSE FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
France - (9.0)% (continued)
Vivendi SE (2) (2,421) (5,980)
(1,730,789)
Germany - ( 7 .8 ) %
Auto1 Group SE (2)(c) (50) (1,326)
BASF SE (2) (246) (13,149)
Bayer AG (Registered) (2) (1,825) (100,937)
Bayerische Motoren Werke AG (2) (874) (57,377)
Beiersdorf AG (2) (379) (32,641)
Brenntag SE (2) (255) (15,506)
Carl Zeiss Meditec AG (2) (450) (13,683)
Continental AG (2) (2,199) (181,956)
CTS Eventim AG & Co. KGaA (2) (1,105) (64,542)
Deutsche Telekom AG (Registered)
(2) (3,206) (87,409)
E.ON SE (2) (4,562) (93,812)
Freenet AG (2) (435) (11,213)
Hensoldt AG (2) (437) (33,944)
HOCHTIEF AG (2) (243) (140,854)
Infineon Technologies AG (2) (203) (19,123)
Knorr-Bremse AG (2) (187) (21,759)
Merck KGaA (2) (295) (49,455)
MTU Aero Engines AG (2) (191) (79,590)
Puma SE (2) (62) (1,885)
RENK Group AG (2) (334) (16,123)
SAP SE (2) (260) (40,079)
Schaeffler AG (2) (9,021) (87,806)
Siemens AG (Registered) (2) (279) (89,701)
Siemens Healthineers AG (2)(c) (2,475) (96,531)
Symrise AG, Class A (2) (178) (17,855)
Zalando SE (2)(c) (4,147) (120,164)
(1,488,420)
Italy - ( 6 .5 ) %
Azimut Holding SpA (2) (442) (17,953)
Banca Generali SpA (2) (237) (17,694)
Banco BPM SpA (2) (827) (14,301)
BPER Banca SpA (2) (13,352) (209,776)
Brunello Cucinelli SpA (2) (51) (4,824)
Coca-Cola HBC AG (2) (893) (58,211)
Davide Campari-Milano NV (2) (2,211) (13,773)
DiaSorin SpA (2) (352) (27,277)
Eni SpA (2) (4,049) (94,996)
ERG SpA (2) (14) (383)
Ferrari NV (2) (393) (146,076)
Hera SpA (2) (1,590) (6,632)
Infrastrutture Wireless Italiane SpA
(2)(c) (1,436) (10,116)
Italgas SpA (12,722) (147,324)
Moncler SpA (2) (209) (12,163)
Prysmian SpA (2) (668) (112,453)
Recordati Industria Chimica e
Farmaceutica SpA (2) (138) (8,089)
Technoprobe SpA (2) (6,573) (263,750)
Terna - Rete Elettrica Nazionale (2) (1,058) (12,354)
Unipol Assicurazioni SpA (2) (2,299) (64,258)
(1,242,403)
INVESTMENTS SHARES VALUE ($)
Japan - ( 42 .3 ) %
ABC-Mart, Inc. (1,200) (20,669)
Aeon Co. Ltd. (2) (1,400) (11,578)
Allegro MicroSystems, Inc. (826) (57,506)
Asahi Group Holdings Ltd. (2) (700) (6,655)
Asahi Intecc Co. Ltd. (2) (400) (9,378)
Asics Corp. (2) (4,000) (108,795)
Azbil Corp. (2) (6,400) (68,158)
Bridgestone Corp. (2) (3,100) (65,365)
Capcom Co. Ltd. (2) (6,400) (117,730)
Chiba Bank Ltd. (The) (2) (6,000) (91,914)
Chugai Pharmaceutical Co. Ltd. (2) (2,200) (101,625)
CyberAgent, Inc. (2) (4,400) (37,094)
Daifuku Co. Ltd. (2) (1,400) (62,020)
Daikin Industries Ltd. (2) (600) (91,523)
Daiwa Securities Group, Inc. (2) (12,900) (127,939)
East Japan Railway Co. (2) (3,100) (64,784)
Ebara Corp. (2) (8,500) (332,880)
Fuji Electric Co. Ltd. (2) (500) (42,352)
FUJIFILM Holdings Corp. (2) (3,900) (83,434)
Fujikura Ltd. (2) (900) (35,678)
Hankyu Hanshin Holdings, Inc. (2) (800) (21,049)
Hikari Tsushin, Inc. (2) (300) (65,921)
Hirose Electric Co. Ltd. (2) (800) (143,659)
Hitachi Construction Machinery Co.
Ltd. (2) (2,100) (68,846)
Hoshizaki Corp. (2) (400) (13,087)
IHI Corp. (2) (8,600) (145,196)
Inpex Corp. (2) (3,000) (60,535)
Isuzu Motors Ltd. (2) (4,900) (65,249)
ITOCHU Corp. (2) (13,600) (155,212)
Iyogin Holdings, Inc. (2) (1,400) (27,406)
Japan Post Insurance Co. Ltd. (2) (8,300) (78,455)
Kandenko Co. Ltd. (2) (700) (29,219)
Kansai Electric Power Co., Inc.
(The) (2) (4,400) (62,180)
Kao Corp. (2) (3,200) (63,420)
Kawasaki Heavy Industries Ltd. (2) (8,100) (146,586)
KDDI Corp. (2) (7,400) (124,303)
Keisei Electric Railway Co. Ltd. (2) (5,264) (37,672)
Keyence Corp. (2) (300) (151,646)
Kikkoman Corp. (2) (3,600) (36,930)
Kinden Corp. (2) (200) (9,873)
Konami Group Corp. (2) (500) (54,773)
Kubota Corp. (2) (4,896) (81,922)
Lasertec Corp. (2) (600) (190,583)
M3, Inc. (2) (14,100) (157,159)
Makita Corp. (2) (1,900) (68,326)
Marubeni Corp. (2) (6,800) (198,244)
Mazda Motor Corp. (2) (4,100) (27,421)
McDonald's Holdings Co. Japan
Ltd. (500) (23,002)
Mebuki Financial Group, Inc. (2) (3,200) (28,093)
MEIJI Holdings Co. Ltd. (2) (2,400) (55,752)
Mitsubishi Corp. (2) (2,300) (61,530)
Mitsubishi HC Capital, Inc. (2) (7,200) (58,486)
Mitsubishi UFJ Financial Group,
Inc. (2) (14,400) (286,890)
Mitsui Kinzoku Co. Ltd. (2) (300) (80,277)
MonotaRO Co. Ltd. (2) (3,500) (39,808)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR LSE FUSION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (42.3)% (continued)
MS&AD Insurance Group Holdings,
Inc. (2) (2,600) (67,392)
NIDEC Corp. (2) (4,100) (67,391)
Nintendo Co. Ltd. (2) (900) (37,836)
Nippon Paint Holdings Co. Ltd. (2) (14,800) (96,534)
Nippon Sanso Holdings Corp. (2) (4,000) (148,376)
Nissan Motor Co. Ltd. (2) (4,800) (8,887)
Nissin Foods Holdings Co. Ltd. (2) (2,100) (35,954)
Nitori Holdings Co. Ltd. (2) (6,800) (100,765)
Nitto Denko Corp. (2) (5,400) (106,238)
Nomura Research Institute Ltd. (2) (2,900) (81,357)
Olympus Corp. (2) (15,400) (161,256)
Open House Group Co. Ltd. (2) (200) (10,444)
Oracle Corp. Japan (2) (400) (20,503)
Oriental Land Co. Ltd. (2) (11,573) (176,233)
Osaka Gas Co. Ltd. (2) (200) (6,739)
Otsuka Corp. (2) (1,300) (22,257)
Otsuka Holdings Co. Ltd. (2) (1,700) (113,151)
Rakuten Bank Ltd. (2) (900) (28,809)
Renesas Electronics Corp. (2) (1,700) (52,477)
Ryohin Keikaku Co. Ltd. (2) (3,300) (72,132)
Sanrio Co. Ltd. (31,000) (209,724)
Secom Co. Ltd. (2) (1,000) (39,726)
Seibu Holdings, Inc. (2) (3,800) (74,441)
Sekisui Chemical Co. Ltd. (2) (400) (6,414)
Sekisui House Ltd. (2) (5,400) (112,264)
SG Holdings Co. Ltd. (2) (3,800) (36,065)
Shimamura Co. Ltd. (2) (300) (6,178)
Shimano, Inc. (2) (200) (21,332)
Shiseido Co. Ltd. (2) (2,000) (32,282)
SoftBank Group Corp. (2) (700) (25,965)
Sompo Holdings, Inc. (2) (1,797) (68,269)
Sumitomo Chemical Co. Ltd. (2) (9,400) (29,998)
Sumitomo Forestry Co. Ltd. (2) (7,000) (58,439)
Sumitomo Mitsui Financial Group,
Inc. (2) (200) (7,840)
Suntory Beverage & Food Ltd. (2) (2,100) (58,519)
Suzuki Motor Corp. (2) (13,200) (159,664)
Sysmex Corp. (2) (1,400) (12,594)
T&D Holdings, Inc. (2) (500) (14,914)
Taisei Corp. (2) (600) (53,113)
Takeda Pharmaceutical Co. Ltd. (2) (600) (19,125)
Terumo Corp. (2) (3,800) (51,899)
TIS, Inc. (2) (1,100) (21,526)
Toho Co. Ltd. (6,200) (49,590)
Tokio Marine Holdings, Inc. (2) (1,000) (43,969)
Tokyo Electric Power Co. Holdings,
Inc. (2) (8,400) (24,002)
Tokyo Ohka Kogyo Co. Ltd. (2) (1,300) (92,361)
TOPPAN Holdings, Inc. (2) (1,000) (31,708)
Toray Industries, Inc. (2) (2,100) (14,710)
Toyo Suisan Kaisha Ltd. (2) (1,600) (102,477)
Toyota Tsusho Corp. (2) (5,700) (212,166)
Trend Micro, Inc. (2) (1,700) (62,983)
Tsuruha Holdings, Inc. (700) (8,860)
Unicharm Corp. (2) (4,100) (23,759)
West Japan Railway Co. (2) (300) (5,025)
Yakult Honsha Co. Ltd. (2) (3,200) (53,820)
Yamaha Motor Co. Ltd. (2) (22,300) (169,329)
Yamazaki Baking Co. Ltd. (2) (300) (5,892)
INVESTMENTS SHARES VALUE ($)
Japan - (42.3)% (continued)
Yaskawa Electric Corp. (2) (1,400) (61,751)
Yokohama Rubber Co. Ltd. (The)
(2) (1,400) (63,149)
Zensho Holdings Co. Ltd. (2) (800) (39,828)
ZOZO, Inc. (5,400) (38,160)
(8,094,348)
Kazakhstan - ( 0 .1 ) %
Freedom Holding Corp. (116) (15,135)
Luxembourg - ( 0 .7 ) %
ArcelorMittal SA (2) (105) (6,331)
CVC Capital Partners plc (2)(c) (8,113) (118,026)
Eurofins Scientific SE (2) (100) (7,825)
(132,182)
Mexico - ( 0 .1 ) %
Fresnillo plc (2) (354) (12,892)
Netherlands - ( 2 .3 ) %
ABN AMRO Bank NV, CVA (2)(c) (1,815) (77,195)
Adyen NV (2)(c) (53) (49,720)
Arcadis NV (2) (727) (27,943)
BE Semiconductor Industries NV
(2) (119) (39,300)
IMCD NV (2) (52) (4,702)
Koninklijke Ahold Delhaize NV (2,297) (92,437)
Koninklijke KPN NV (2) (10,032) (49,546)
Koninklijke Philips NV (2) (679) (18,465)
Koninklijke Vopak NV (2) (282) (14,685)
Magnum Ice Cream Co. NV (The) (1,551) (27,001)
Randstad NV (2) (159) (4,591)
SBM Offshore NV (2) (294) (10,164)
Universal Music Group NV (2) (1,304) (27,318)
(443,067)
Norway - ( 1 .3 ) %
Aker BP ASA (2) (2,809) (85,701)
DNB Bank ASA (2) (2,425) (72,198)
Frontline plc (708) (24,562)
Mowi ASA (2) (1,451) (26,805)
Orkla ASA (2) (1,987) (20,891)
Salmar ASA (2) (59) (2,761)
TOMRA Systems ASA (2) (844) (8,126)
(241,044)
Portugal - ( 0 .2 ) %
Galp Energia SGPS SA (2) (587) (12,441)
Jeronimo Martins SGPS SA (2) (1,201) (23,001)
(35,442)
Singapore - ( 1 .6 ) %
CapitaLand Investment Ltd. (2) (8,600) (16,575)
Grab Holdings Ltd., Class A (31,724) (119,599)
Keppel Ltd. (2) (2,900) (24,598)
Singapore Telecommunications
Ltd. (2) (25,800) (88,082)
STMicroelectronics NV (2) (865) (63,985)
(312,839)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LSE FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
South Korea - ( 0 .1 ) %
Delivery Hero SE (2)(c) (474) (19,397)
Spain - ( 3 .5 ) %
Acciona SA (2) (256) (81,108)
Amadeus IT Group SA (2) (832) (48,673)
Banco Santander SA (2) (11,904) (165,226)
CaixaBank SA (2) (3,786) (53,641)
Cellnex Telecom SA (2)(c) (369) (11,032)
Endesa SA (2) (1,181) (53,660)
Grifols SA (2) (507) (5,193)
Indra Sistemas SA (2) (3,296) (180,783)
Mapfre SA (2) (2,162) (10,704)
Redeia Corp. SA (2) (1,171) (19,896)
Telefonica SA (2) (7,833) (31,480)
(661,396)
Sweden - ( 4 .4 ) %
AAK AB (2) (1,799) (42,461)
AddTech AB, Class B (2) (268) (9,471)
Assa Abloy AB, Class B (2) (938) (33,140)
Atlas Copco AB, Class A (2) (12,305) (249,411)
Axfood AB (2) (236) (6,267)
Beijer Ref AB, Class B (2) (626) (9,175)
Electrolux AB, Class B (2) (1,749) (5,539)
Elekta AB, Class B (2) (1,933) (9,857)
Epiroc AB, Class A (2) (1,427) (39,152)
EQT AB (2) (909) (25,715)
Getinge AB, Class B (2) (993) (20,305)
H & M Hennes & Mauritz AB, Class
B (2) (1,719) (29,570)
Hexagon AB, Class B (2) (6,481) (53,620)
Holmen AB, Class B (2) (100) (3,143)
Husqvarna AB, Class B (2) (1,425) (5,536)
Lifco AB, Class B (2) (1,090) (35,723)
Nordnet AB publ (2) (861) (32,747)
Saab AB, Class B (2) (812) (42,333)
Securitas AB, Class B (2) (1,201) (19,724)
Skandinaviska Enskilda Banken AB,
Class A (2) (3,058) (60,889)
SKF AB, Class B (2) (461) (11,842)
SSAB AB, Class B (2) (2,836) (26,225)
Svenska Cellulosa AB SCA, Class
B (2) (4,744) (48,517)
Svenska Handelsbanken AB, Class
A (2) (1,140) (16,775)
(837,137)
Switzerland - ( 8 .3 ) %
Bachem Holding AG, Class B (2) (123) (11,512)
Banque Cantonale Vaudoise
(Registered) (2) (140) (20,496)
Barry Callebaut AG (Registered) (2) (18) (24,890)
Belimo Holding AG (Registered) (2) (200) (224,876)
Chocoladefabriken Lindt &
Spruengli AG (2) (5) (58,084)
Cie Financiere Richemont SA
(Registered) (2) (944) (217,902)
EFG International AG (2) (45) (902)
EMS-Chemie Holding AG
(Registered) (2) (17) (14,572)
Geberit AG (Registered) (2) (24) (16,016)
INVESTMENTS SHARES VALUE ($)
Switzerland - (8.3)% (continued)
Georg Fischer AG (Registered) (2) (638) (33,040)
Givaudan SA (Registered) (2) (4) (16,919)
Helvetia Baloise Holding AG (2) (180) (46,422)
Julius Baer Group Ltd. (2) (242) (20,909)
Logitech International SA
(Registered) (2) (186) (17,448)
Lonza Group AG (Registered) (2) (130) (87,699)
Partners Group Holding AG (2) (289) (236,716)
Sandoz Group AG (2) (1,151) (103,997)
Schindler Holding AG (2) (162) (53,702)
Sika AG (Registered) (2) (140) (28,870)
Straumann Holding AG (Registered)
(2) (686) (90,173)
Sulzer AG (Registered) (2) (168) (27,893)
Swatch Group AG (The) (2) (51) (12,464)
Swiss Life Holding AG (Registered)
(2) (82) (90,140)
Swisscom AG (Registered) (2) (8) (6,171)
Swissquote Group Holding SA
(Registered) (2) (132) (6,192)
Tecan Group AG (Registered) (2) (54) (10,800)
Temenos AG (Registered) (2) (188) (15,380)
UBS Group AG (Registered) (2) (1,489) (73,797)
Ypsomed Holding AG (Registered)
(2) (41) (18,494)
(1,586,476)
Turkiye - ( 0 .0 ) % †
Eldorado Gold Corp. (170) (5,291)
United Kingdom - ( 10 .9 ) %
Aberdeen Group plc (2) (2,967) (9,377)
Associated British Foods plc (2) (5,716) (150,266)
AstraZeneca plc (2) (442) (82,523)
Autotrader Group plc (2)(c) (2,524) (16,713)
Aviva plc (2) (2,935) (25,305)
B&M European Value Retail plc (2) (43,618) (112,915)
Babcock International Group plc (2) (4,097) (51,782)
BAE Systems plc (2) (1,214) (29,751)
Bellway plc (369) (9,486)
British American Tobacco plc (2) (2,886) (178,594)
BT Group plc (2) (40,764) (102,838)
Bunzl plc (2) (1,630) (56,885)
Burberry Group plc (2) (2,140) (30,232)
Convatec Group plc (2)(c) (2,472) (7,050)
Diageo plc (2) (2,293) (46,181)
easyJet plc (2) (1,441) (10,659)
Games Workshop Group plc (2) (191) (54,730)
HSBC Holdings plc (2) (5,611) (106,100)
ICG plc (2) (26) (583)
IMI plc (2) (664) (26,158)
Informa plc (2) (2,611) (31,326)
J Sainsbury plc (2) (11,027) (46,794)
JD Sports Fashion plc (2) (4,343) (4,881)
Johnson Matthey plc (2) (330) (8,287)
Legal & General Group plc (2) (8,824) (33,455)
M&G plc (2) (11,378) (50,761)
Man Group plc (2) (4,582) (17,763)
Marks & Spencer Group plc (2) (10,771) (53,169)
Melrose Industries plc (2) (3,766) (23,747)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR LSE FUSION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (10.9)% (continued)
National Grid plc (2) (2,442) (40,278)
Pearson plc (2) (1,654) (26,284)
Pennon Group plc (2) (868) (5,362)
Rightmove plc (2) (4,915) (28,592)
Rotork plc (2) (4,853) (19,019)
Sage Group plc (The) (2) (2,079) (22,555)
Severn Trent plc (2) (637) (24,938)
Smith & Nephew plc (2) (4,255) (61,494)
Smiths Group plc (2) (1,172) (39,813)
SSE plc (2) (5,656) (182,477)
St James's Place plc (2) (811) (13,040)
Standard Chartered plc (2) (4,626) (125,099)
Tate & Lyle plc (2) (6,125) (44,995)
Taylor Wimpey plc (2) (1,972) (2,110)
Weir Group plc (The) (2) (489) (15,598)
Whitbread plc (2) (255) (8,073)
Wise Group plc, Class A (2) (4,237) (50,791)
(2,088,829)
United States - ( 189 .6 ) %
A O Smith Corp. (2,767) (173,546)
AAON, Inc. (337) (42,752)
Abbott Laboratories (603) (54,716)
AbbVie, Inc. (500) (125,820)
Acadia Healthcare Co., Inc. (1,408) (41,578)
Advanced Drainage Systems, Inc. (264) (41,437)
Advanced Micro Devices, Inc. (98) (56,929)
AECOM (168) (11,726)
AeroVironment, Inc. (225) (37,141)
Aflac, Inc. (824) (96,614)
Agree Realty Corp., REIT (723) (54,760)
Air Products and Chemicals, Inc. (406) (119,031)
Alaska Air Group, Inc. (1,083) (56,533)
Albertsons Cos., Inc., Class A (3,830) (51,820)
Allegion plc (367) (51,560)
Alliant Energy Corp. (513) (39,137)
Allstate Corp. (The) (723) (172,031)
Alphabet, Inc., Class A (1,224) (437,420)
Amcor plc (3,948) (171,146)
Amentum Holdings, Inc. (1,082) (22,365)
Ameren Corp. (1,423) (160,856)
American Express Co. (932) (315,248)
American Healthcare REIT, Inc.,
REIT (5,034) (262,522)
American Homes 4 Rent, Class A,
REIT (656) (21,989)
Americold Realty Trust, Inc., REIT (1,268) (19,933)
AMETEK, Inc. (144) (34,839)
Amgen, Inc. (288) (104,291)
Amkor Technology, Inc. (632) (54,497)
Analog Devices, Inc. (132) (52,426)
APA Corp. (1,318) (42,927)
API Group Corp. (1,740) (73,689)
Apollo Global Management, Inc. (635) (75,127)
Appfolio, Inc., Class A (120) (19,242)
Apple, Inc. (1,299) (375,878)
AppLovin Corp., Class A (230) (118,503)
Aptiv plc (195) (11,969)
Arista Networks, Inc. (491) (83,411)
Armstrong World Industries, Inc. (285) (45,720)
INVESTMENTS SHARES VALUE ($)
United States - (189.6)% (continued)
Arrowhead Pharmaceuticals, Inc. (697) (56,812)
Arthur J Gallagher & Co. (1,334) (306,245)
Associated Banc-Corp. (4,907) (150,988)
Assurant, Inc. (587) (157,627)
AST SpaceMobile, Inc. (679) (60,336)
Astera Labs, Inc. (83) (40,091)
AT&T, Inc. (5,268) (109,048)
Automatic Data Processing, Inc. (179) (40,087)
Avantor, Inc. (735) (7,277)
Avery Dennison Corp. (357) (57,959)
Avient Corp. (1,319) (48,750)
Avis Budget Group, Inc. (314) (46,419)
Axon Enterprise, Inc. (184) (103,152)
Baker Hughes Co., Class A (1,811) (100,511)
Bank OZK (615) (32,035)
Baxter International, Inc. (1,553) (33,110)
Becton Dickinson & Co. (146) (22,094)
Belden, Inc. (809) (97,007)
Bentley Systems, Inc., Class B (3,684) (110,115)
Best Buy Co., Inc. (633) (48,032)
BILL Holdings, Inc. (1,854) (67,041)
Bio-Rad Laboratories, Inc., Class A (426) (125,078)
Bio-Techne Corp. (1,643) (116,078)
BJ's Wholesale Club Holdings, Inc. (90) (7,850)
Black Hills Corp. (745) (55,428)
Blackbaud, Inc. (646) (19,135)
Blackstone, Inc. (412) (48,480)
Bloom Energy Corp., Class A (45) (13,622)
BOK Financial Corp. (615) (85,411)
Booz Allen Hamilton Holding Corp.,
Class A (680) (41,256)
BorgWarner, Inc. (2,301) (152,786)
Brown & Brown, Inc. (3,038) (194,888)
Brown-Forman Corp., Class B (1,143) (30,461)
Builders FirstSource, Inc. (542) (48,498)
Bunge Global SA (160) (17,077)
Buzzi SpA (2) (449) (22,999)
BWX Technologies, Inc. (149) (29,003)
BXP, Inc., REIT (850) (56,364)
Cabot Corp. (267) (24,249)
Cadence Design Systems, Inc. (112) (42,036)
Campbell's Co. (The) (888) (19,776)
CareTrust REIT, Inc., REIT (722) (29,133)
Carlisle Cos., Inc. (84) (30,471)
Carvana Co., Class A (1,295) (85,237)
Cboe Global Markets, Inc. (292) (70,860)
CCC Intelligent Solutions Holdings,
Inc. (4,055) (20,924)
Celanese Corp., Class A (1,226) (56,396)
Cencora, Inc. (657) (185,918)
CenterPoint Energy, Inc. (4,345) (191,354)
Certara, Inc. (4,616) (30,235)
CF Industries Holdings, Inc. (901) (97,542)
CH Robinson Worldwide, Inc. (516) (97,183)
Charles River Laboratories
International, Inc. (157) (35,606)
Choice Hotels International, Inc. (1,290) (142,248)
Churchill Downs, Inc. (773) (69,292)
Cigna Group (The) (314) (86,564)
Cincinnati Financial Corp. (588) (108,862)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LSE FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (189.6)% (continued)
Cintas Corp. (119) (20,240)
Cirrus Logic, Inc. (273) (40,549)
Cisco Systems, Inc. (53) (6,225)
Clarivate plc (18,184) (39,277)
Clearway Energy, Inc., Class C (789) (26,968)
Cleveland-Cliffs, Inc. (5,757) (54,058)
Clorox Co. (The) (238) (22,715)
CME Group, Inc. (226) (49,908)
CNH Industrial NV (5,363) (60,226)
CNX Resources Corp. (1,208) (40,987)
Cognex Corp. (1,648) (119,348)
Cognizant Technology Solutions
Corp., Class A (1,451) (56,197)
Coherent Corp. (89) (35,108)
Coinbase Global, Inc., Class A (650) (95,024)
Comcast Corp., Class A (1,597) (39,206)
Conagra Brands, Inc. (3,786) (50,960)
ConocoPhillips (733) (76,203)
Constellation Brands, Inc., Class A (927) (128,936)
Core & Main, Inc., Class A (1,014) (48,926)
Corning, Inc. (306) (78,162)
Corteva, Inc. (2,601) (220,278)
Coty, Inc., Class A (5,634) (12,169)
Cousins Properties, Inc., REIT (483) (14,480)
Crane NXT Co. (1,120) (57,299)
Credo Technology Group Holding
Ltd. (27) (7,343)
CRH plc (1,628) (174,196)
Crocs, Inc. (360) (43,430)
Crown Castle, Inc., REIT (1,106) (83,757)
CSX Corp. (1,179) (56,038)
CubeSmart, REIT (1,749) (69,558)
Cullen/Frost Bankers, Inc. (145) (22,405)
CVS Health Corp. (1,859) (192,314)
Cytokinetics, Inc. (71) (6,048)
Deckers Outdoor Corp. (58) (5,759)
Deere & Co. (256) (162,388)
Devon Energy Corp. (6,344) (262,133)
Diamondback Energy, Inc. (113) (19,863)
Dick's Sporting Goods, Inc. (707) (160,355)
Digital Realty Trust, Inc., REIT (882) (158,390)
DigitalOcean Holdings, Inc. (426) (66,895)
Dillard's, Inc., Class A (64) (33,819)
Dolby Laboratories, Inc., Class A (167) (8,781)
Donaldson Co., Inc. (924) (82,947)
DoorDash, Inc., Class A (429) (79,163)
Doximity, Inc., Class A (503) (10,432)
Dropbox, Inc., Class A (2,368) (65,049)
DT Midstream, Inc. (388) (56,935)
Duke Energy Corp. (1,509) (191,009)
DuPont de Nemours, Inc. (1,066) (144,592)
Dutch Bros, Inc., Class A (910) (65,347)
DXC Technology Co. (1,850) (16,373)
Dycom Industries, Inc. (13) (6,573)
EastGroup Properties, Inc., REIT (428) (86,683)
Eastman Chemical Co. (634) (42,465)
Eaton Corp. plc (714) (304,249)
EchoStar Corp., Class A (432) (43,848)
Ecolab, Inc. (600) (167,166)
Edwards Lifesciences Corp. (426) (38,536)
INVESTMENTS SHARES VALUE ($)
United States - (189.6)% (continued)
Elanco Animal Health, Inc. (5,162) (127,037)
elf Beauty, Inc. (880) (65,120)
Emerson Electric Co. (438) (62,700)
Enphase Energy, Inc. (477) (23,487)
Ensign Group, Inc. (The) (92) (14,748)
Entegris, Inc. (579) (104,139)
Entergy Corp. (1,164) (133,697)
EPAM Systems, Inc. (436) (34,597)
Equity LifeStyle Properties, Inc.,
REIT (1,336) (86,105)
Equity Residential, REIT (1,748) (118,742)
Erie Indemnity Co., Class A (136) (32,606)
Esab Corp. (451) (44,482)
Essent Group Ltd. (8) (514)
Essex Property Trust, Inc., REIT (39) (11,372)
Etsy, Inc. (1,500) (112,995)
Euronet Worldwide, Inc. (113) (8,270)
Evergy, Inc. (707) (61,106)
Everpure, Inc., Class A (1,005) (79,184)
Everus Construction Group, Inc. (309) (51,279)
Exelon Corp. (2,355) (109,790)
Expeditors International of
Washington, Inc. (965) (157,276)
F5, Inc. (110) (45,756)
Fair Isaac Corp. (54) (64,518)
Fastenal Co. (2,055) (98,702)
Ferguson Enterprises, Inc. (332) (78,794)
Ferrovial NV (2) (1,128) (77,314)
Fifth Third Bancorp (5,015) (282,695)
First American Financial Corp. (995) (68,247)
First Citizens BancShares, Inc.,
Class A (38) (79,070)
First Industrial Realty Trust, Inc.,
REIT (691) (42,365)
First Solar, Inc. (463) (109,249)
Flex Ltd. (541) (87,680)
Floor & Decor Holdings, Inc., Class
A (2,502) (148,519)
Flowers Foods, Inc. (764) (6,036)
Flowserve Corp. (1,377) (102,118)
Flutter Entertainment plc (359) (36,679)
FNB Corp. (693) (13,222)
Fortive Corp. (1,336) (81,616)
Fortune Brands Innovations, Inc. (274) (15,043)
Fox Corp., Class A (2,080) (108,493)
Franklin Resources, Inc. (199) (6,621)
Freshpet, Inc. (798) (47,178)
FTI Consulting, Inc. (303) (45,150)
GATX Corp. (349) (61,839)
GE HealthCare Technologies, Inc. (1,182) (75,660)
Gen Digital, Inc. (3,607) (89,778)
Gentex Corp. (1,207) (30,501)
GFL Environmental, Inc. (51) (1,875)
Gilead Sciences, Inc. (1,299) (164,116)
Glacier Bancorp, Inc. (663) (34,198)
Global Payments, Inc. (1,312) (95,199)
Globus Medical, Inc., Class A (625) (49,381)
Goodyear Tire & Rubber Co. (The) (833) (5,498)
Graco, Inc. (160) (12,098)
Greif, Inc., Class A (157) (11,695)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR LSE FUSION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (189.6)% (continued)
Guidewire Software, Inc. (283) (34,823)
GXO Logistics, Inc. (1,584) (80,309)
Haleon plc (2) (10,170) (46,865)
Hamilton Lane, Inc., Class A (249) (19,629)
Hancock Whitney Corp. (2,000) (149,440)
Harley-Davidson, Inc. (1,350) (33,021)
Hayward Holdings, Inc. (500) (8,655)
HCA Healthcare, Inc. (168) (65,502)
Hecla Mining Co. (5,521) (85,189)
HEICO Corp. (209) (74,444)
Henry Schein, Inc. (1,035) (86,443)
Hershey Co. (The) (951) (166,853)
Hexcel Corp. (1,101) (110,166)
HF Sinclair Corp. (1,183) (82,396)
Highwoods Properties, Inc., REIT (1,849) (55,766)
Hilton Grand Vacations, Inc. (940) (49,228)
Hims & Hers Health, Inc. (2,025) (70,207)
Home BancShares, Inc. (1,327) (37,886)
Hormel Foods Corp. (3,220) (79,920)
Houlihan Lokey, Inc., Class A (55) (7,377)
Howard Hughes Holdings, Inc. (415) (29,668)
Howmet Aerospace, Inc. (398) (107,006)
HP, Inc. (1,153) (25,297)
Hubbell, Inc., Class B (12) (6,278)
Humana, Inc. (16) (6,356)
Hyatt Hotels Corp., Class A (923) (178,914)
IDACORP, Inc. (161) (24,359)
IDEX Corp. (302) (68,539)
IDEXX Laboratories, Inc. (249) (131,084)
Independence Realty Trust, Inc.,
REIT (2,171) (36,234)
Ingersoll Rand, Inc. (1,656) (135,775)
Ingram Micro Holding Corp. (506) (13,880)
Insmed, Inc. (197) (21,004)
InterDigital, Inc. (112) (31,711)
Intuitive Surgical, Inc. (108) (42,949)
Ionis Pharmaceuticals, Inc. (1,111) (88,091)
IonQ, Inc. (3,218) (171,391)
IPG Photonics Corp. (159) (18,654)
Jack Henry & Associates, Inc. (408) (56,198)
Janus Henderson Group plc (970) (50,392)
Johnson & Johnson (889) (225,778)
Karman Holdings, Inc. (968) (48,323)
KB Home (643) (40,245)
Keurig Dr Pepper, Inc. (8,369) (273,916)
KeyCorp (2,503) (57,694)
Kilroy Realty Corp., REIT (1,021) (38,257)
Kimberly-Clark Corp. (658) (72,229)
Kinsale Capital Group, Inc. (18) (5,937)
Kite Realty Group Trust, REIT (3,320) (94,222)
KLA Corp. (198) (59,739)
Kraft Heinz Co. (The) (5,069) (119,730)
Kratos Defense & Security
Solutions, Inc. (980) (48,863)
Kroger Co. (The) (918) (50,977)
L3Harris Technologies, Inc. (189) (54,922)
Labcorp Holdings, Inc. (257) (71,960)
Lantheus Holdings, Inc. (511) (56,690)
Lattice Semiconductor Corp. (385) (58,890)
Leidos Holdings, Inc. (92) (9,473)
INVESTMENTS SHARES VALUE ($)
United States - (189.6)% (continued)
Lennox International, Inc. (96) (55,003)
Liberty Capital Corp., Class C (621) (13,389)
Liberty Live Holdings, Inc., Class C (126) (13,311)
Liberty Media Corp-Liberty Formula
One, Class A (651) (56,989)
Lincoln National Corp. (1,697) (59,989)
Lithia Motors, Inc., Class A (95) (27,597)
Littelfuse, Inc. (236) (107,458)
Live Nation Entertainment, Inc. (258) (47,242)
LKQ Corp. (365) (9,610)
Loar Holdings, Inc. (453) (36,516)
Loews Corp. (562) (63,624)
Lowe's Cos., Inc. (968) (213,434)
LPL Financial Holdings, Inc. (631) (177,740)
Lululemon Athletica, Inc. (81) (9,249)
Lyft, Inc., Class A (4,012) (58,615)
M&T Bank Corp. (516) (122,813)
MACOM Technology Solutions
Holdings, Inc. (59) (22,442)
Madison Square Garden Sports
Corp., Class A (166) (66,705)
Maplebear, Inc. (513) (24,291)
Markel Group, Inc. (24) (46,872)
Marriott International, Inc., Class A (17) (6,300)
Martin Marietta Materials, Inc. (243) (140,138)
MasTec, Inc. (317) (131,891)
Mastercard, Inc., Class A (138) (70,877)
Maximus, Inc. (260) (13,978)
MDU Resources Group, Inc. (5,144) (109,104)
Meta Platforms, Inc., Class A (166) (93,506)
MGM Resorts International (2,525) (120,720)
Middleby Corp. (The) (56) (9,633)
Millrose Properties, Inc., Class A,
REIT (804) (24,160)
Mondelez International, Inc., Class
A (7,028) (406,499)
Monolithic Power Systems, Inc. (126) (174,177)
Monster Beverage Corp. (743) (71,417)
Motorola Solutions, Inc. (239) (99,254)
MP Materials Corp. (834) (46,712)
Murphy USA, Inc. (100) (53,887)
Netflix, Inc. (990) (70,686)
Nexstar Media Group, Inc., Class A (284) (50,720)
NextEra Energy, Inc. (2,138) (187,652)
Nextpower, Inc., Class A (1,112) (132,484)
NIKE, Inc., Class B (3,748) (153,855)
Northrop Grumman Corp. (168) (85,564)
Norwegian Cruise Line Holdings
Ltd. (7,330) (154,736)
Novanta, Inc. (403) (65,383)
NRG Energy, Inc. (164) (23,954)
Old National Bancorp (1,525) (39,498)
Ollie's Bargain Outlet Holdings, Inc. (93) (7,150)
Omega Healthcare Investors, Inc.,
REIT (2,003) (95,503)
ON Semiconductor Corp. (155) (14,654)
ONEOK, Inc. (760) (66,074)
Onto Innovation, Inc. (193) (73,041)
Option Care Health, Inc. (5,104) (107,031)
Ormat Technologies, Inc. (489) (53,252)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LSE FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (189.6)% (continued)
PACCAR, Inc. (584) (70,150)
Packaging Corp. of America (498) (118,663)
Parsons Corp. (812) (42,541)
Paychex, Inc. (966) (94,987)
Paycom Software, Inc. (204) (25,639)
PayPal Holdings, Inc. (284) (12,263)
Pegasystems, Inc. (626) (18,761)
Penske Automotive Group, Inc. (58) (10,379)
People, Inc. (511) (23,588)
Performance Food Group Co. (390) (43,598)
Perrigo Co. plc (5,197) (53,997)
Post Holdings, Inc. (716) (63,194)
PPG Industries, Inc. (725) (87,935)
PPL Corp. (1,092) (39,694)
Procore Technologies, Inc. (660) (26,809)
Procter & Gamble Co. (The) (1,102) (161,597)
Progressive Corp. (The) (231) (50,462)
PTC, Inc. (883) (100,318)
Public Service Enterprise Group,
Inc. (628) (50,968)
Public Storage, REIT (532) (169,341)
PulteGroup, Inc. (450) (61,745)
QIAGEN NV (2) (1,919) (74,235)
Qnity Electronics, Inc. (352) (57,485)
QUALCOMM, Inc. (502) (92,765)
Qualys, Inc. (542) (74,520)
QuantumScape Corp. (6,415) (48,497)
Quest Diagnostics, Inc. (243) (51,504)
QXO, Inc. (5,597) (96,716)
Ralph Lauren Corp., Class A (293) (117,613)
Range Resources Corp. (1,103) (41,021)
Rayonier, Inc., REIT (2,297) (48,880)
Realty Income Corp., REIT (3,424) (212,151)
Regal Rexnord Corp. (325) (77,412)
Regency Centers Corp., REIT (219) (17,463)
Regions Financial Corp. (4,183) (126,327)
Repligen Corp. (442) (60,306)
ResMed, Inc. (130) (25,334)
Revvity, Inc. (716) (79,662)
Rexford Industrial Realty, Inc., REIT (1,081) (36,214)
RH (503) (82,859)
RingCentral, Inc., Class A (872) (33,991)
Rivian Automotive, Inc., Class A (6,130) (106,356)
RLI Corp. (693) (40,936)
Robinhood Markets, Inc., Class A (722) (72,402)
Rocket Cos., Inc., Class A (2,282) (35,942)
Rockwell Automation, Inc. (13) (6,436)
Roivant Sciences Ltd. (2,162) (76,513)
Rollins, Inc. (1,594) (66,534)
Roper Technologies, Inc. (130) (43,991)
Royal Caribbean Cruises Ltd. (199) (63,188)
Royalty Pharma plc, Class A (1,217) (68,237)
RPM International, Inc. (365) (40,570)
RTX Corp. (480) (91,070)
Ryan Specialty Holdings, Inc.,
Class A (1,092) (41,234)
Sabra Health Care REIT, Inc., REIT (4,806) (93,765)
Salesforce, Inc. (136) (21,306)
Samsara, Inc., Class A (2,719) (88,177)
Sandisk Corp. (11) (25,011)
INVESTMENTS SHARES VALUE ($)
United States - (189.6)% (continued)
Schneider Electric SE (2) (411) (134,490)
Schneider National, Inc., Class B (58) (2,119)
Scotts Miracle-Gro Co. (The) (496) (33,783)
Seaboard Corp. (5) (22,322)
SEI Investments Co. (797) (69,905)
SharkNinja, Inc. (879) (133,845)
Sherwin-Williams Co. (The) (219) (75,406)
Shift4 Payments, Inc., Class A (1,674) (81,423)
Signify NV (2)(c) (419) (8,002)
Silgan Holdings, Inc. (1,077) (49,962)
Simon Property Group, Inc., REIT (756) (169,079)
Simpson Manufacturing Co., Inc. (104) (21,772)
SiTime Corp. (22) (16,402)
Skyworks Solutions, Inc. (915) (62,037)
SLM Corp. (1,285) (33,333)
Snap-on, Inc. (279) (112,270)
SoFi Technologies, Inc. (7,049) (126,389)
Somnigroup International, Inc. (1,557) (122,069)
Sonoco Products Co. (1,063) (59,900)
Southern Co. (The) (896) (85,756)
Spire, Inc. (421) (32,876)
Sprouts Farmers Market, Inc. (884) (74,769)
SPX Technologies, Inc. (380) (93,165)
STAG Industrial, Inc., REIT (1,967) (74,864)
StandardAero, Inc. (3,327) (99,511)
Stanley Black & Decker, Inc. (844) (79,437)
Starbucks Corp. (1,725) (176,278)
Steel Dynamics, Inc. (442) (101,421)
Strategy, Inc., Class A (210) (18,255)
Stryker Corp. (57) (17,946)
Summit Therapeutics, Inc. (2,767) (40,315)
Sun Communities, Inc., REIT (591) (70,867)
Swiss Re AG (2) (760) (120,802)
Talen Energy Corp. (175) (67,246)
Targa Resources Corp. (601) (161,152)
Teledyne Technologies, Inc. (165) (110,039)
Teleflex, Inc. (141) (17,873)
Tempus AI, Inc., Class A (605) (35,048)
Terex Corp. (906) (65,585)
TFS Financial Corp. (264) (4,678)
Thermo Fisher Scientific, Inc. (246) (123,335)
Thor Industries, Inc. (833) (62,608)
Timken Co. (The) (532) (77,310)
Toast, Inc., Class A (1,702) (47,350)
TPG, Inc. (2,859) (115,932)
Tractor Supply Co. (902) (28,512)
Trade Desk, Inc. (The), Class A (1,020) (18,442)
TransDigm Group, Inc. (39) (51,950)
Travel + Leisure Co. (1,726) (131,918)
Trimble, Inc. (1,440) (73,699)
Truist Financial Corp. (3,087) (153,794)
Tyler Technologies, Inc. (359) (104,993)
Uber Technologies, Inc. (987) (71,222)
Ubiquiti, Inc. (37) (19,759)
UDR, Inc., REIT (1,790) (71,457)
UFP Industries, Inc. (562) (50,996)
UGI Corp. (2,085) (72,016)
U-Haul Holding Co. (205) (11,829)
UiPath, Inc., Class A (7,107) (77,253)
UL Solutions, Inc., Class A (360) (36,670)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR LSE FUSION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (189.6)% (continued)
Ulta Beauty, Inc. (52) (23,451)
UMB Financial Corp. (340) (48,538)
Under Armour, Inc., Class A (1,189) (7,598)
Union Pacific Corp. (514) (139,808)
United Airlines Holdings, Inc. (713) (96,961)
United Bankshares, Inc. (979) (44,868)
US Bancorp (308) (18,603)
Vail Resorts, Inc. (518) (70,526)
Valero Energy Corp. (196) (51,046)
Valley National Bancorp (5,959) (87,299)
Valmont Industries, Inc. (184) (106,278)
Valvoline, Inc. (475) (18,782)
Versigent plc (487) (20,459)
Viatris, Inc. (9,789) (155,449)
VICI Properties, Inc., Class A, REIT (706) (18,744)
Viking Therapeutics, Inc. (647) (25,239)
Virtu Financial, Inc., Class A (105) (6,255)
Visa, Inc., Class A (265) (90,919)
Visteon Corp. (40) (3,968)
Vistra Corp. (229) (36,326)
Vontier Corp. (2,530) (73,370)
Vulcan Materials Co. (21) (6,195)
W R Berkley Corp. (1,736) (122,440)
Walmart, Inc. (3,757) (425,517)
Walt Disney Co. (The) (532) (51,205)
Waste Management, Inc. (204) (45,468)
Waters Corp. (198) (74,258)
Watsco, Inc. (82) (34,172)
Wayfair, Inc., Class A (337) (31,146)
WEC Energy Group, Inc. (273) (31,878)
Welltower, Inc., REIT (83) (18,839)
Wendy's Co. (The) (2,059) (17,069)
West Pharmaceutical Services, Inc. (183) (65,697)
Western Union Co. (The) (9,170) (70,609)
WEX, Inc. (620) (87,476)
Whirlpool Corp. (1,014) (39,972)
White Mountains Insurance Group
Ltd. (33) (68,422)
Williams Cos., Inc. (The) (1,774) (131,879)
Willis Towers Watson plc (382) (99,843)
WillScot Holdings Corp. (5,155) (148,773)
Wingstop, Inc. (327) (56,705)
Wintrust Financial Corp. (208) (33,430)
Workday, Inc., Class A (584) (71,493)
WP Carey, Inc., REIT (2,351) (168,097)
WW Grainger, Inc. (70) (95,228)
Wynn Resorts Ltd. (1,657) (160,878)
Xcel Energy, Inc. (864) (69,379)
XPO, Inc. (1,059) (217,401)
YETI Holdings, Inc. (1,328) (65,816)
Yum! Brands, Inc. (2,008) (320,998)
Zebra Technologies Corp., Class A (300) (78,978)
Zillow Group, Inc., Class C (1,272) (40,093)
Zimmer Biomet Holdings, Inc. (412) (35,469)
Zoetis, Inc., Class A (149) (10,707)
(36,307,430)
TOTAL COMMON STOCKS
(Proceeds $(62,940,808))                                                     (60,542,500)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - (1.2)%
Germany - ( 1 .2 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (1,135) (56,664)
Henkel AG & Co. KGaA
(Preference) (2) (610) (51,301)
Sartorius AG (Preference) (2) (431) (113,071)
Volkswagen AG (Preference) (2) (121) (9,707)
TOTAL PREFERRED STOCKS
(Proceeds $(231,854))                                                     (230,743)
NO. OF
RIGHTS
RIGHTS - 0.0%
United States - 0 .0%
Walgreens Boots Alliance, Inc.,
CVR (3)
(Proceeds $–) (1,143) –
TOTAL SHORT POSITIONS
(Proceeds $(63,172,662)) (60,773,243)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 64.3%
(Cost $232,737) 12,316,470
OTHER ASSETS IN EXCESS OF
LIABILITIES - 35.7%
‡
6,830,311
NET ASSETS - 100.0% 19,146,781
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (13,358) ( 0 .1 ) %
Consumer Discretionary (259,520) ( 1 .4 )
Consumer Staples (1,528,726) ( 8 .0 )
Energy 508,639 2 .7
Financials 1,540,759 8 .0
Health Care (133,557) ( 0 .6 )
Industrials 1,006,228 5 .3
Information Technology 1,697,907 8 .9
Materials (93,205) ( 0 .5 )
Real Estate (912,219) ( 4 .8 )
Utilities (301,035) ( 1 .6 )
Investment Companies 5,138,086 26 .8
U.S. Treasury Obligations 5,666,471 29 .6
Total Investments In Securities
At Value 12,316,470 64 .3
Other Assets in Excess of
Liabilities ‡ 6,830,311 35 .7
Net Assets
$ 19,146,781 100 .0%

Schedule of Investments
June 30, 2026 (Unaudited)
AQR LSE FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange and futures contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2026 amounted to $58,170,048, which is inclusive of rehypothecated amounts disclosed below. Additional securities sold but not yet settled totaling
$3,550,943 were also segregated. In addition, $6,516,135 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated. Total value of all such securities at June 30, 2026 amounted to $5,008,790. Additional securities sold but not yet settled totaling $339,934 were also rehypothecated.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2026 amounted to $479,691 of investments in securities and
$(699,676) of securities sold short, which represents 2.51% and (3.65)% of net assets of the Fund, respectively.
(d) Represents 7-day effective yield as of June 30, 2026.
(e) The rate shown was the effective yield at the date of purchase.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 5).
Futures contracts outstanding as of June 30, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 Micro E-Mini Index 510 9/2026 USD $ 19,248,038 $ 156,686
Net unrealized appreciation $ 156,686
Forward foreign currency exchange contracts outstanding as of June 30, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 55,000 USD 38,806 CITI 9/16/2026 $ 109
CAD 55,000 USD 38,806 JPMC 9/16/2026 109
USD 108,603 AUD 151,500 CITI 9/16/2026 3,857
USD 108,603 AUD 151,500 JPMC 9/16/2026 3,857
USD 447,767 CAD 610,750 CITI 9/16/2026 15,637
USD 447,768 CAD 610,750 JPMC 9/16/2026 15,638
USD 91,340 DKK 583,000 CITI 9/16/2026 1,850
USD 91,340 DKK 583,000 JPMC 9/16/2026 1,851
USD 485,785 EUR 413,625 CITI 9/16/2026 11,642
USD 485,794 EUR 413,625 JPMC 9/16/2026 11,651
USD 4,033 GBP 3,000 CITI 9/16/2026 54
USD 4,033 GBP 3,000 JPMC 9/16/2026 54
USD 317,581 JPY 50,000,000 CITI 9/16/2026 8,137
USD 317,582 JPY 50,000,000 JPMC 9/16/2026 8,138
USD 13,390 NOK 125,000 CITI 9/16/2026 776
USD 13,390 NOK 125,000 JPMC 9/16/2026 776
USD 18,961 SGD 24,000 CITI 9/16/2026 309
USD 18,962 SGD 24,000 JPMC 9/16/2026 310
Total unrealized appreciation 84,755
AUD 151,500 USD 107,779 CITI 9/16/2026 (3,033)
AUD 151,500 USD 107,779 JPMC 9/16/2026 (3,033)
CAD 670,500 USD 489,016 CITI 9/16/2026 (14,611)
CAD 670,500 USD 489,015 JPMC 9/16/2026 (14,610)
CHF 1,875 USD 2,414 CITI 9/16/2026 (73)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR LSE FUSION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CHF 1,875 USD 2,414 JPMC 9/16/2026 $ (74)
EUR 62,500 USD 73,117 CITI 9/16/2026 (1,472)
EUR 62,500 USD 73,116 JPMC 9/16/2026 (1,472)
JPY 55,000,000 USD 347,038 CITI 9/16/2026 (6,650)
JPY 55,000,000 USD 347,037 JPMC 9/16/2026 (6,648)
NOK 125,000 USD 13,447 CITI 9/16/2026 (832)
NOK 125,000 USD 13,449 JPMC 9/16/2026 (834)
USD 37,690 GBP 28,500 CITI 9/16/2026 (114)
USD 37,690 GBP 28,500 JPMC 9/16/2026 (114)
USD 50,153 NOK 500,000 CITI 9/16/2026 (305)
USD 50,153 NOK 500,000 JPMC 9/16/2026 (305)
Total unrealized depreciation (54,180)
Net unrealized appreciation $ 30,575
Collateral pledged to (received from) each counterparty at June 30, 2026 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
JPMS
Cash $ – $ 1,268,990 $ 1,268,990

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | June 2026

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 5.7%
Consumer Staples - 5 .7%
Food Products - 5 .7%
Archer-Daniels-Midland Co. (1)
85,533 6,534,721
Bunge Global SA (1)
33,135 3,536,499
Campbell's Co. (The) (1)
88,131 1,962,677
Conagra Brands, Inc. (1)
161,985 2,180,318
Darling Ingredients, Inc. (1)*
62,460 3,411,565
Flowers Foods, Inc. (1)
68,620 542,098
Freshpet, Inc. (1)*
19,411 1,147,578
General Mills, Inc. (1)
102,494 3,566,791
Hershey Co. (The) (1)
23,958 4,203,431
Hormel Foods Corp. (1)
82,257 2,041,619
Ingredion, Inc. (1)
17,827 1,688,395
J M Smucker Co. (The) (1)
26,245 2,952,563
Kraft Heinz Co. (The) (1)
164,434 3,883,931
Lamb Weston Holdings, Inc. (1)
32,931 1,421,961
McCormick & Co., Inc. (Non-Voting)
(1) 47,163 2,377,959
Mondelez International, Inc., Class
A (1) 162,874 9,420,632
Pilgrim's Pride Corp. (1)
37,984 1,067,730
Post Holdings, Inc. (1)*
19,019 1,678,617
Seaboard Corp. (1)
461 2,058,056
Tyson Foods, Inc., Class A (1)
56,377 3,227,583
Total Consumer Staples 58,904,724
TOTAL COMMON STOCKS
(Cost $61,591,879) 58,904,724
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 1 .7%
U.S. Treasury Inflation-Linked Notes
1.88%, 7/15/2035 (a)(b)
(Cost $18,250,146)   $ 18,564,627 18,152,765
SHORT-TERM INVESTMENTS - 87.5%
REPURCHASE AGREEMENTS - 0 .8%
BNPP, 3.65%, dated 6/18/2026,
due 7/9/2026, repurchase price
$8,699,108, collateralized by U.S.
Treasury Inflation Linked Notes,
1.88%, due 7/15/2035
(Cost $8,680,625) 8,680,625 8,680,625
SHARES
INVESTMENT COMPANIES - 46 .7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.52% (1)(c)(d) 23,199,157 23,199,157
Limited Purpose Cash Investment
Fund, 3.64% (1)(c) 461,012,650 461,012,650
TOTAL INVESTMENT COMPANIES
(Cost $484,178,748) 484,211,807
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 40 .0%
U.S. Treasury Bills
3.56%, 7/2/2026 (e) $ 24,834,000 24,831,517
3.54%, 7/9/2026 (e) 15,499,000 15,486,475
3.55%, 7/16/2026 (e) 172,000 171,742
3.58%, 7/23/2026 (e) 17,000,000 16,962,721
3.59%, 7/30/2026 (e) 3,679,000 3,668,346
3.59%, 8/6/2026 (e) 4,545,000 4,528,570
3.56%, 8/13/2026 (e) 11,058,000 11,009,803
3.56%, 8/20/2026 (e) 16,000,000 15,918,311
3.59%, 8/27/2026 (e) 14,670,000 14,584,732
3.60%, 9/3/2026 (e) 10,143,000 10,077,093
3.60%, 9/10/2026 (e) 57,227,000 56,815,609
3.64%, 9/17/2026 (e) 16,943,000 16,809,178
3.70%, 9/24/2026 (e) 14,092,000 13,970,341
3.67%, 10/1/2026 (e) 6,717,000 6,652,886
3.68%, 10/8/2026 (e)(f) 19,468,000 19,268,923
3.68%, 10/15/2026 (e) 19,212,000 19,002,951
3.66%, 10/22/2026 (e) 9,521,000 9,409,035
3.66%, 10/29/2026 (e)(f) 25,117,000 24,802,075
3.68%, 11/5/2026 (e)(f) 24,299,000 23,977,116
3.68%, 11/12/2026 (e)(f) 24,643,000 24,298,474
3.68%, 11/19/2026 (e) 2,625,000 2,586,265
3.72%, 11/27/2026 (e)(f) 5,410,000 5,325,584
3.73%, 12/3/2026 (e) 4,771,000 4,693,225
3.76%, 12/10/2026 (e)(f) 6,663,000 6,548,913
3.75%, 12/17/2026 (e)(f) 22,020,000 21,626,671
3.92%, 12/24/2026 (e)(f) 14,000,000 13,737,401
3.92%, 12/31/2026 (e) 29,409,000 28,836,995
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $415,711,372) 415,600,952
TOTAL SHORT-TERM INVESTMENTS
(Cost $908,570,745) 908,493,384
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 94.9%
(Cost $988,412,770) 985,550,873
OTHER ASSETS IN EXCESS OF
LIABILITIES - 5.1% ‡ 52,741,925
NET ASSETS - 100.0% 1,038,292,798
SECTOR VALUE
% OF NET
ASSETS
Consumer Staples $ 58,904,724 5 .7%
Investment Companies 484,211,807 46 .7
Repurchase Agreements 8,680,625 0 .8
U.S. Treasury Obligations 433,753,717 41 .7
Total Investments In Securities
At Value 985,550,873 94 .9
Other Assets in Excess of
Liabilities ‡ 52,741,925 5 .1
Net Assets
$ 1,038,292,798 100 .0%

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
* Non-income producing security.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts, and value of reverse repurchase agreements.
(a) On June 30, 2026, securities valued at $18,152,765 were pledged as collateral for repurchase and reverse repurchase agreements outstanding.
(b) Inflation-protected security.
(c) Represents 7-day effective yield as of June 30, 2026.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(e) The rate shown was the effective yield at the date of purchase.
(f) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).
Reverse repurchase agreements outstanding as of June 30, 2026:
Over-the-Counter
COUNTERPARTY
TRADE
DATE RATE
MATURITY
DATE CURRENCY
PRINCIPAL
AMOUNT AND
VALUE
BNPP 6/30/2026 3.72% 7/9/2026 USD $ 18,190,875
BNPP 6/8/2026 3.75% 7/9/2026 USD 8,563,750
$ 26,754,625
The weighted average daily balance of the reverse repurchase agreements during the period ended June 30, 2026 was $11,224,060 at a net weighted average interest rate of 3.53%.
Credit default swap contracts outstanding - buy protection as of June 30, 2026:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 45.V1 1 .00 % Quarterly 6/20/2031 0 .52 % EUR 1,136,000 $ (26,806) $ (1,813) $ (28,619)
iTraxx Europe Main Index
Series 45.V1 1 .00 Quarterly 6/20/2031 0 .52 EUR 1,136,000 (26,806) (1,813) (28,619)
Markit CDX North America
High Yield Index Series
46.V2 5 .00 Quarterly 6/20/2031 3 .04 USD 31,419,000 (2,475,315) (76,755) (2,552,070)
Markit CDX North America
High Yield Index Series
46.V2 5 .00 Quarterly 6/20/2031 3 .04 USD 31,419,000 (2,475,315) (76,754) (2,552,069)
$ (5,004,242) $ (157,135) $ (5,161,377)
Credit default swap contracts outstanding - sell protection as of June 30, 2026 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 45.V1 5 .00 % Quarterly 6/20/2031 2 .45 % EUR 36,493,000 $ 3,834,352 $ 788,450 $ 4,622,802
iTraxx Europe Crossover
Index Series 45.V1 5 .00 Quarterly 6/20/2031 2 .45 EUR 36,493,000 3,834,366 788,436 4,622,802
Markit CDX North America
Investment Grade Index
Series 46.V1 1 .00 Quarterly 6/20/2031 0 .51 USD 111,530,000 2,397,506 78,892 2,476,398

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Investment Grade Index
Series 46.V1 1 .00 % Quarterly 6/20/2031 0 .51 % USD 111,530,000 $ 2,397,505 $ 78,893 $ 2,476,398
12,463,729 1,734,671 14,198,400
Markit CDX North America
Emerging Markets Index
Series 45.V1 1 .00 % Quarterly 6/20/2031 1 .41 % USD 12,977,000 $ (412,428) $ 186,461 $ (225,967)
Markit CDX North America
Emerging Markets Index
Series 45.V1 1 .00 Quarterly 6/20/2031 1 .41 USD 12,977,000 (412,427) 186,461 (225,966)
(824,855) 372,922 (451,933)
$ 11,638,874 $ 2,107,593 $ 13,746,467
Forward effective interest rate swap contracts outstanding as of June 30, 2026:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CLICP Semi 4.50% Semi 12/18/2028 CLP 3,115,000,000 $ (2,930) $ 4,316 $ 1,386
Pay 1D CLICP Semi 4.50% Semi 12/18/2028 CLP 3,115,000,000 (2,930) 4,316 1,386
Pay 1D CLICP Semi 5.00% Semi 12/16/2031 CLP 925,000,000 9,524 143 9,667
Pay 1D CLICP Semi 5.00% Semi 12/16/2031 CLP 925,000,000 9,524 143 9,667
Pay 1D CLICP Semi 5.50% Semi 9/16/2036 CLP 420,100,000 3,545 9,047 12,592
Pay 1D CLICP Semi 5.50% Semi 9/16/2036 CLP 420,100,000 3,545 9,047 12,592
Pay 1D CLICP Semi 5.50% Semi 12/16/2036 CLP 155,000,000 1,862 2,246 4,108
Pay 1D CLICP Semi 5.50% Semi 12/16/2036 CLP 155,000,000 1,862 2,246 4,108
Pay 1D CORRA Semi 3.00% Semi 12/20/2028 CAD 162,900,000 459,737 (3,637) 456,100
Pay 1D CORRA Semi 3.00% Semi 12/20/2028 CAD 162,800,000 459,486 (3,688) 455,798
Pay 1D CORRA Semi 3.00% Semi 9/17/2031 CAD 58,400,000 (270,273) 492,024 221,751
Pay 1D CORRA Semi 3.00% Semi 9/17/2031 CAD 58,400,000 (269,606) 491,357 221,751
Pay 1D CORRA Semi 3.00% Semi 12/17/2031 CAD 10,000,000 23,994 634 24,628
Pay 1D CORRA Semi 3.00% Semi 12/17/2031 CAD 10,000,000 23,994 634 24,628
Pay 1D IBR Qtrly 10.50% Qtrly 9/16/2036 COP 256,000,000 (297) 2,949 2,652
Pay 1D IBR Qtrly 10.50% Qtrly 9/16/2036 COP 256,000,000 (297) 2,949 2,652
Pay 1D IBR Qtrly 10.50% Qtrly 12/16/2036 COP 25,000,000 9 275 284
Pay 1D IBR Qtrly 10.50% Qtrly 12/16/2036 COP 25,000,000 9 275 284
Pay 1D IBR Qtrly 10.00% Qtrly 12/16/2036 COP 320,000,000 (616) 1,537 921
Pay 1D IBR Qtrly 10.00% Qtrly 12/16/2036 COP 320,000,000 (616) 1,537 921
Pay 1D MIBOR Semi 6.50% Semi 12/16/2036 INR 236,000,000 (6,722) 19,152 12,430
Pay 1D MIBOR Semi 6.50% Semi 12/16/2036 INR 236,000,000 (6,722) 19,152 12,430
Pay 1D SARON Annual 0.50% Annual 9/20/2028 CHF 35,000,000 283,003 57,680 340,683
Pay 1D SARON Annual 0.50% Annual 9/20/2028 CHF 35,000,000 282,874 57,604 340,478
Pay 1D SARON Annual 0.50% Annual 12/20/2028 CHF 46,400,000 286,654 123,460 410,114
Pay 1D SARON Annual 0.50% Annual 12/20/2028 CHF 46,400,000 286,814 123,366 410,180
Pay 1D SARON Annual 0.50% Annual 9/17/2031 CHF 22,100,000 3,019 289,396 292,415
Pay 1D SARON Annual 0.50% Annual 9/17/2031 CHF 22,100,000 4,284 288,104 292,388
Pay 1D SARON Annual 0.50% Annual 12/17/2031 CHF 5,200,000 69,660 (10,987) 58,673
Pay 1D SARON Annual 0.50% Annual 12/17/2031 CHF 5,200,000 69,660 (10,987) 58,673
Pay 1D SHIRON Annual 3.00% Annual 12/20/2028 ILS 32,200,000 (1,659) 5,111 3,452
Pay 1D SHIRON Annual 3.00% Annual 12/20/2028 ILS 32,300,000 (1,666) 5,129 3,463
Pay 1D SHIRON Annual 3.50% Annual 9/17/2031 ILS 2,100,000 512 11,798 12,310
Pay 1D SHIRON Annual 3.50% Annual 9/17/2031 ILS 2,200,000 681 12,216 12,897
Pay 1D SHIRON Annual 3.50% Annual 12/17/2031 ILS 8,000,000 40,253 4,931 45,184
Pay 1D SHIRON Annual 3.50% Annual 12/17/2031 ILS 7,900,000 39,766 4,854 44,620

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SOFR Annual 4.00% Annual 12/20/2028 USD 219,000,000 $ 147,348 $ (127,723) $ 19,625
Pay 1D SOFR Annual 4.00% Annual 12/20/2028 USD 219,000,000 147,162 (127,526) 19,636
Pay 1D SOFR Annual 4.00% Annual 9/17/2031 USD 68,900,000 (105,409) 357,716 252,307
Pay 1D SOFR Annual 4.00% Annual 9/17/2031 USD 68,800,000 (105,914) 357,713 251,799
Pay 1D SOFR Annual 4.50% Annual 9/20/2056 USD 25,800,000 923,941 423,391 1,347,332
Pay 1D SOFR Annual 4.50% Annual 9/20/2056 USD 25,900,000 927,522 425,031 1,352,553
Pay 1D SOFR Annual 4.50% Annual 12/20/2056 USD 5,600,000 210,638 78,300 288,938
Pay 1D SOFR Annual 4.50% Annual 12/20/2056 USD 5,700,000 217,388 78,141 295,529
Pay 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 5,500,000 (146,791) 206,854 60,063
Pay 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 5,500,000 (146,286) 206,936 60,650
Pay 1D SONIA Annual 4.50% Annual 12/17/2036 GBP 20,200,000 190,586 28,305 218,891
Pay 1D SONIA Annual 4.50% Annual 12/17/2036 GBP 20,200,000 190,258 28,633 218,891
Pay 1D SONIA Annual 5.00% Annual 9/20/2056 GBP 38,500,000 682,939 993,266 1,676,205
Pay 1D SONIA Annual 5.00% Annual 9/20/2056 GBP 38,500,000 686,324 989,881 1,676,205
Pay 1D SONIA Annual 5.00% Annual 12/20/2056 GBP 9,000,000 223,184 143,301 366,485
Pay 1D SONIA Annual 5.00% Annual 12/20/2056 GBP 8,900,000 222,283 140,145 362,428
Pay 1D SORA Semi 2.00% Semi 9/20/2028 SGD 3,300,000 20,846 1,856 22,702
Pay 1D SORA Semi 2.00% Semi 9/20/2028 SGD 3,200,000 20,504 1,510 22,014
Pay 1D SORA Semi 2.00% Semi 12/20/2028 SGD 13,300,000 72,061 1,804 73,865
Pay 1D SORA Semi 2.00% Semi 12/20/2028 SGD 13,400,000 72,599 1,822 74,421
Pay 1D SORA Semi 2.00% Semi 12/17/2031 SGD 3,000,000 2,104 7,353 9,457
Pay 1D SORA Semi 2.00% Semi 12/17/2031 SGD 3,000,000 1,804 7,653 9,457
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/13/2028 MXN 618,800,000 10,686 151,942 162,628
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/13/2028 MXN 618,800,000 10,712 151,916 162,628
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/13/2028 MXN 426,500,000 14,795 25,369 40,164
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/13/2028 MXN 426,500,000 14,586 25,579 40,165
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/10/2031 MXN 230,600,000 6,010 125,724 131,734
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/10/2031 MXN 230,600,000 6,010 125,724 131,734
Pay 1D TIIEOIS Monthly 8.00% Monthly 12/10/2031 MXN 112,600,000 26,073 11,852 37,925
Pay 1D TIIEOIS Monthly 8.00% Monthly 12/10/2031 MXN 112,600,000 26,073 11,852 37,925
Pay 1D TONAR Annual 2.00% Annual 9/17/2031 JPY 1,262,800,000 2,816 (2,693) 123
Pay 1D TONAR Annual 2.00% Annual 9/17/2031 JPY 1,262,900,000 2,814 (2,689) 125
Pay 1D TONAR Annual 3.50% Annual 9/19/2046 JPY 2,678,900,000 872,368 (220,748) 651,620
Pay 1D TONAR Annual 3.50% Annual 9/19/2046 JPY 2,678,900,000 872,358 (220,737) 651,621
Pay 1D TONAR Annual 3.50% Annual 12/19/2046 JPY 3,826,700,000 968,673 (200,647) 768,026
Pay 1D TONAR Annual 3.50% Annual 12/19/2046 JPY 3,826,700,000 968,700 (200,674) 768,026
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/18/2028 CNY 227,900,000 6,907 57,162 64,069
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/18/2028 CNY 227,900,000 6,907 57,162 64,069
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/18/2028 CNY 297,600,000 57,657 24,716 82,373
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/18/2028 CNY 297,600,000 57,659 24,713 82,372
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/16/2031 CNY 900,000 (721) 940 219
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/16/2031 CNY 900,000 (721) 940 219
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/16/2031 CNY 122,000,000 (16,335) 38,374 22,039
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/16/2031 CNY 122,000,000 (16,335) 38,374 22,039
Pay 3M BBR Qtrly 4.50% Qtrly 12/07/2028 AUD 99,700,000 (76,597) 216,228 139,631
Pay 3M BBR Qtrly 4.50% Qtrly 12/07/2028 AUD 99,600,000 (76,483) 215,933 139,450
Pay 3M BBR Qtrly 3.50% Semi 9/13/2028 NZD 24,900,000 2,285 16,598 18,883
Pay 3M BBR Qtrly 3.50% Semi 9/13/2028 NZD 24,800,000 2,266 16,541 18,807
Pay 3M BBR Qtrly 4.00% Semi 9/10/2031 NZD 17,000,000 (45,510) 171,315 125,805

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BBR Qtrly 4.00% Semi 9/10/2031 NZD 17,000,000 $ (45,643) $ 171,448 $ 125,805
Pay 3M BBR Qtrly 4.00% Semi 12/10/2031 NZD 8,800,000 (8,415) 58,963 50,548
Pay 3M BBR Qtrly 4.00% Semi 12/10/2031 NZD 8,800,000 (8,387) 58,934 50,547
Pay 3M BBR Qtrly 4.50% Semi 9/10/2036 NZD 5,800,000 100,985 21,600 122,585
Pay 3M BBR Qtrly 4.50% Semi 9/10/2036 NZD 5,800,000 100,858 21,726 122,584
Pay 3M CD_KSDA Qtrly 4.00% Qtrly 9/17/2036 KRW 3,913,700,000 (21,323) 31,027 9,704
Pay 3M CD_KSDA Qtrly 4.00% Qtrly 9/17/2036 KRW 3,913,700,000 (21,323) 31,027 9,704
Pay 3M CD_KSDA Qtrly 4.00% Qtrly 12/17/2036 KRW 3,850,000,000 (17,199) 21,944 4,745
Pay 3M CD_KSDA Qtrly 4.00% Qtrly 12/17/2036 KRW 3,850,000,000 (17,199) 21,944 4,745
Pay 3M HIBOR Qtrly 3.50% Qtrly 12/20/2028 HKD 26,500,000 1,976 (105) 1,871
Pay 3M HIBOR Qtrly 3.50% Qtrly 12/20/2028 HKD 26,400,000 2,018 (154) 1,864
Pay 3M HIBOR Qtrly 3.50% Qtrly 12/17/2031 HKD 33,000,000 17,384 9,043 26,427
Pay 3M HIBOR Qtrly 3.50% Qtrly 12/17/2031 HKD 32,900,000 17,306 9,040 26,346
Pay 3M HIBOR Qtrly 3.50% Qtrly 9/17/2036 HKD 10,000,000 (6,259) 9,635 3,376
Pay 3M HIBOR Qtrly 3.50% Qtrly 9/17/2036 HKD 10,000,000 (6,259) 9,635 3,376
Pay 3M HIBOR Qtrly 3.50% Qtrly 12/17/2036 HKD 5,600,000 678 149 827
Pay 3M HIBOR Qtrly 3.50% Qtrly 12/17/2036 HKD 5,700,000 707 135 842
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/20/2028 ZAR 125,000,000 14,279 6,807 21,086
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/20/2028 ZAR 125,100,000 12,450 8,653 21,103
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/20/2028 ZAR 127,500,000 10,551 11,834 22,385
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/20/2028 ZAR 127,500,000 10,551 11,834 22,385
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/17/2031 ZAR 69,900,000 (16,105) 30,920 14,815
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/17/2031 ZAR 69,900,000 (16,105) 30,920 14,815
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/17/2031 ZAR 172,600,000 (26,691) 51,217 24,526
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/17/2031 ZAR 172,600,000 (26,686) 51,212 24,526
Pay 3M STIBOR Qtrly 2.50% Annual 9/20/2028 SEK 322,600,000 (153,649) 267,682 114,033
Pay 3M STIBOR Qtrly 2.50% Annual 9/20/2028 SEK 322,700,000 (153,554) 267,629 114,075
Pay 3M STIBOR Qtrly 2.50% Annual 12/20/2028 SEK 976,100,000 (36,743) 285,988 249,245
Pay 3M STIBOR Qtrly 2.50% Annual 12/20/2028 SEK 976,100,000 (36,743) 285,988 249,245
Pay 3M TWCPBA Qtrly 2.00% Qtrly 9/18/2028 TWD 151,400,000 (13,667) 15,773 2,106
Pay 3M TWCPBA Qtrly 2.00% Qtrly 9/18/2028 TWD 151,400,000 (13,667) 15,773 2,106
Pay 3M TWCPBA Qtrly 2.50% Qtrly 12/16/2031 TWD 131,500,000 18,500 40,518 59,018
Pay 3M TWCPBA Qtrly 2.50% Qtrly 12/16/2031 TWD 131,500,000 18,500 40,518 59,018
Pay 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2036 TWD 13,000,000 (4,704) 8,583 3,879
Pay 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2036 TWD 13,000,000 (4,704) 8,583 3,879
Pay 3M TWCPBA Qtrly 2.50% Qtrly 12/16/2036 TWD 25,100,000 (6,298) 11,656 5,358
Pay 3M TWCPBA Qtrly 2.50% Qtrly 12/16/2036 TWD 25,100,000 (6,298) 11,656 5,358
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 110,400,000 (901,816) 1,784,254 882,438
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 110,300,000 (901,096) 1,782,734 881,638
Pay 6M BBR Semi 5.00% Semi 12/11/2036 AUD 56,200,000 81,127 334,918 416,045
Pay 6M BBR Semi 5.00% Semi 12/11/2036 AUD 56,300,000 80,717 336,057 416,774
Pay 6M BUBOR Semi 5.00% Annual 12/20/2028 HUF 3,795,000,000 21,706 5,520 27,226
Pay 6M BUBOR Semi 5.00% Annual 12/20/2028 HUF 3,795,000,000 21,706 5,520 27,226
Pay 6M BUBOR Semi 5.00% Annual 12/17/2031 HUF 715,000,000 25,042 7,329 32,371
Pay 6M BUBOR Semi 5.00% Annual 12/17/2031 HUF 715,000,000 25,042 7,329 32,371
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 309,000,000 253,035 1,600,318 1,853,353
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 308,900,000 253,774 1,598,940 1,852,714
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2028 EUR 86,200,000 448,872 64,977 513,849
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2028 EUR 86,300,000 450,221 64,285 514,506
Pay 6M EURIBOR Semi 3.00% Annual 12/17/2031 EUR 12,400,000 85,611 71,406 157,017
Pay 6M EURIBOR Semi 3.00% Annual 12/17/2031 EUR 12,400,000 85,837 71,179 157,016
Pay 6M NIBOR Semi 4.50% Annual 9/17/2031 NOK 245,500,000 (44,133) 97,595 53,462
Pay 6M NIBOR Semi 4.50% Annual 9/17/2031 NOK 245,500,000 (44,061) 97,523 53,462
Pay 6M PRIBOR Semi 4.50% Annual 9/17/2036 CZK 17,000,000 (5,101) 23,015 17,914
Pay 6M PRIBOR Semi 4.50% Annual 9/17/2036 CZK 17,000,000 (5,101) 23,015 17,914
Pay 6M PRIBOR Semi 4.50% Annual 12/17/2036 CZK 31,500,000 1,463 29,719 31,182
Pay 6M PRIBOR Semi 4.50% Annual 12/17/2036 CZK 31,500,000 1,461 29,720 31,181

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M WIBOR Semi 4.50% Annual 12/17/2036 PLN 2,200,000 $ (306) $ 9,284 $ 8,978
Pay 6M WIBOR Semi 4.50% Annual 12/17/2036 PLN 2,200,000 (306) 9,284 8,978
Receive 1D SARON Annual 0.50% Annual 9/17/2036 CHF 24,100,000 222,081 (57,827) 164,254
Receive 1D SARON Annual 0.50% Annual 9/17/2036 CHF 24,100,000 217,634 (53,415) 164,219
Receive 1D SARON Annual 0.50% Annual 12/17/2036 CHF 5,600,000 102,150 (46,092) 56,058
Receive 1D SARON Annual 0.50% Annual 12/17/2036 CHF 5,600,000 99,012 (42,954) 56,058
Receive 1D SOFR Annual 4.00% Annual 9/17/2036 USD 227,900,000 61,065 548,512 609,577
Receive 1D SOFR Annual 4.00% Annual 9/17/2036 USD 227,900,000 62,611 546,966 609,577
Receive 1D SOFR Annual 4.00% Annual 12/17/2036 USD 54,800,000 392,227 (193,062) 199,165
Receive 1D SOFR Annual 4.00% Annual 12/17/2036 USD 54,900,000 392,380 (193,202) 199,178
Receive 1D SONIA Annual 4.00% Annual 9/20/2028 GBP 285,100,000 636,553 (377,562) 258,991
Receive 1D SONIA Annual 4.00% Annual 9/20/2028 GBP 285,000,000 638,300 (379,350) 258,950
Receive 1D SONIA Annual 4.00% Annual 12/20/2028 GBP 42,500,000 48,888 2,094 50,982
Receive 1D SONIA Annual 4.00% Annual 12/20/2028 GBP 42,500,000 49,336 1,762 51,098
Receive 1D SONIA Annual 4.00% Annual 9/17/2031 GBP 27,700,000 211,671 (21,085) 190,586
Receive 1D SONIA Annual 4.00% Annual 9/17/2031 GBP 27,600,000 210,629 (20,038) 190,591
Receive 1D SONIA Annual 4.00% Annual 12/17/2031 GBP 19,000,000 193,368 (68,713) 124,655
Receive 1D SONIA Annual 4.00% Annual 12/17/2031 GBP 18,900,000 191,862 (67,556) 124,306
Receive 1D THOR Qtrly 2.00% Qtrly 9/16/2036 THB 4,000,000 (45) 212 167
Receive 1D THOR Qtrly 2.00% Qtrly 9/16/2036 THB 4,000,000 (45) 212 167
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 70,447,100,000 (248,130) 380,547 132,417
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 70,447,100,000 (248,129) 380,546 132,417
Receive 1D TONAR Annual 1.50% Annual 12/20/2028 JPY 81,976,800,000 1,415,558 (183,472) 1,232,086
Receive 1D TONAR Annual 1.50% Annual 12/20/2028 JPY 81,976,800,000 1,416,440 (184,382) 1,232,058
Receive 3M STIBOR Qtrly 2.50% Annual 9/17/2031 SEK 114,100,000 111,463 (100,464) 10,999
Receive 3M STIBOR Qtrly 2.50% Annual 9/17/2031 SEK 114,100,000 111,463 (100,464) 10,999
15,839,839 16,668,326 32,508,165
Pay 1D SHIRON Annual 3.00% Annual 9/20/2028 ILS 9,100,000 (2,686) 2,254 (432)
Pay 1D SHIRON Annual 3.00% Annual 9/20/2028 ILS 9,100,000 (2,686) 2,254 (432)
Pay 1D SOFR Annual 4.00% Annual 9/20/2028 USD 489,200,000 557,163 (685,648) (128,485)
Pay 1D SOFR Annual 4.00% Annual 9/20/2028 USD 489,200,000 558,526 (687,059) (128,533)
Pay 1D TONAR Annual 2.00% Annual 12/17/2031 JPY 11,703,900,000 (299,286) 15,001 (284,285)
Pay 1D TONAR Annual 2.00% Annual 12/17/2031 JPY 11,703,900,000 (299,286) 15,001 (284,285)
Pay 1D TONAR Annual 2.50% Annual 9/17/2036 JPY 9,428,700,000 (615,833) 191,721 (424,112)
Pay 1D TONAR Annual 2.50% Annual 9/17/2036 JPY 9,428,600,000 (616,044) 191,932 (424,112)
Pay 1D TONAR Annual 2.50% Annual 12/17/2036 JPY 1,083,700,000 (91,704) 13,493 (78,211)
Pay 1D TONAR Annual 2.50% Annual 12/17/2036 JPY 1,083,600,000 (91,695) 13,493 (78,202)
Pay 3M BBR Qtrly 3.50% Semi 12/13/2028 NZD 59,800,000 (44,674) 29,941 (14,733)
Pay 3M BBR Qtrly 3.50% Semi 12/13/2028 NZD 59,800,000 (44,682) 29,942 (14,740)
Pay 3M STIBOR Qtrly 2.50% Annual 12/17/2031 SEK 114,000,000 (15,653) (16,533) (32,186)
Pay 3M STIBOR Qtrly 2.50% Annual 12/17/2031 SEK 114,000,000 (15,653) (16,533) (32,186)
Pay 3M TWCPBA Qtrly 2.00% Qtrly 12/18/2028 TWD 16,800,000 (2,136) 1,953 (183)
Pay 3M TWCPBA Qtrly 2.00% Qtrly 12/18/2028 TWD 16,800,000 (2,136) 1,953 (183)
Pay 6M BBR Semi 5.00% Semi 9/13/2046 AUD 13,100,000 (230,326) 189,612 (40,714)
Pay 6M BBR Semi 5.00% Semi 9/13/2046 AUD 13,000,000 (225,981) 185,578 (40,403)
Pay 6M BBR Semi 5.00% Semi 12/13/2046 AUD 100,000 (1,445) 1,102 (343)
Pay 6M BUBOR Semi 5.00% Annual 9/20/2028 HUF 2,741,600,000 (31,188) 25,635 (5,553)
Pay 6M BUBOR Semi 5.00% Annual 9/20/2028 HUF 2,741,600,000 (31,188) 25,635 (5,553)
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2056 EUR 14,500,000 (624,305) 359,664 (264,641)
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2056 EUR 14,600,000 (628,764) 362,298 (266,466)
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2056 EUR 8,600,000 (357,914) 197,652 (160,262)
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2056 EUR 8,600,000 (359,492) 198,839 (160,653)
Receive 1D CLICP Semi 5.00% Semi 9/20/2028 CLP 5,912,900,000 (14,697) (53,163) (67,860)
Receive 1D CLICP Semi 5.00% Semi 9/20/2028 CLP 5,912,900,000 (14,697) (53,162) (67,859)
Receive 1D CLICP Semi 5.00% Semi 12/18/2028 CLP 665,000,000 (2,400) (4,719) (7,119)
Receive 1D CLICP Semi 5.00% Semi 12/18/2028 CLP 665,000,000 (2,400) (4,719) (7,119)
Receive 1D CLICP Semi 5.00% Semi 9/16/2031 CLP 1,580,000,000 2,315 (20,965) (18,650)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D CLICP Semi 5.00% Semi 9/16/2031 CLP 1,580,000,000 $ 2,315 $ (20,965) $ (18,650)
Receive 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 97,900,000 (228,520) (151,520) (380,040)
Receive 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 98,000,000 (229,051) (151,371) (380,422)
Receive 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 16,900,000 (313,463) (36,494) (349,957)
Receive 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 16,900,000 (312,793) (37,189) (349,982)
Receive 1D CORRA Semi 3.50% Semi 12/17/2036 CAD 30,100,000 (530,277) (15,162) (545,439)
Receive 1D CORRA Semi 3.50% Semi 12/17/2036 CAD 30,100,000 (529,713) (15,644) (545,357)
Receive 1D IBR Qtrly 11.00% Qtrly 9/18/2028 COP 851,600,000 1,163 (1,579) (416)
Receive 1D IBR Qtrly 11.00% Qtrly 9/18/2028 COP 851,600,000 1,162 (1,579) (417)
Receive 1D IBR Qtrly 11.00% Qtrly 12/18/2028 COP 12,002,300,000 (3,884) (17,347) (21,231)
Receive 1D IBR Qtrly 11.00% Qtrly 12/18/2028 COP 12,002,300,000 (3,884) (17,347) (21,231)
Receive 1D IBR Qtrly 11.00% Qtrly 9/16/2031 COP 348,500,000 (1,066) (2,652) (3,718)
Receive 1D IBR Qtrly 11.00% Qtrly 9/16/2031 COP 348,500,000 (1,066) (2,652) (3,718)
Receive 1D IBR Qtrly 11.00% Qtrly 12/16/2031 COP 6,975,100,000 (32,039) (49,892) (81,931)
Receive 1D IBR Qtrly 11.00% Qtrly 12/16/2031 COP 6,975,100,000 (32,039) (49,892) (81,931)
Receive 1D MIBOR Semi 6.50% Semi 9/18/2028 INR 38,100,000 (2,678) (1,330) (4,008)
Receive 1D MIBOR Semi 6.50% Semi 9/18/2028 INR 38,100,000 (2,678) (1,330) (4,008)
Receive 1D MIBOR Semi 6.50% Semi 12/18/2028 INR 1,370,000,000 1,953 (118,510) (116,557)
Receive 1D MIBOR Semi 6.50% Semi 12/18/2028 INR 1,370,000,000 1,989 (118,546) (116,557)
Receive 1D MIBOR Semi 6.50% Semi 9/16/2031 INR 3,300,000 (204) (613) (817)
Receive 1D MIBOR Semi 6.50% Semi 9/16/2031 INR 3,300,000 (204) (612) (816)
Receive 1D MIBOR Semi 6.50% Semi 12/16/2031 INR 126,500,000 (4,381) (8,435) (12,816)
Receive 1D MIBOR Semi 6.50% Semi 12/16/2031 INR 126,500,000 (4,381) (8,435) (12,816)
Receive 1D SOFR Annual 4.00% Annual 12/17/2031 USD 36,200,000 (224,678) 74,882 (149,796)
Receive 1D SOFR Annual 4.00% Annual 12/17/2031 USD 36,100,000 (224,296) 75,165 (149,131)
Receive 1D SORA Semi 2.00% Semi 9/17/2031 SGD 300,000 (1,371) 56 (1,315)
Receive 1D SORA Semi 2.00% Semi 9/17/2031 SGD 300,000 (1,371) – (1,371)
Receive 1D SORA Semi 2.50% Semi 9/17/2036 SGD 700,000 (10,375) (9,312) (19,687)
Receive 1D SORA Semi 2.50% Semi 9/17/2036 SGD 700,000 (11,770) (7,917) (19,687)
Receive 1D SORA Semi 2.50% Semi 12/17/2036 SGD 2,100,000 (55,075) 932 (54,143)
Receive 1D SORA Semi 2.50% Semi 12/17/2036 SGD 2,100,000 (55,075) 932 (54,143)
Receive 1D THOR Qtrly 1.50% Qtrly 9/18/2028 THB 370,900,000 (40,222) (2,091) (42,313)
Receive 1D THOR Qtrly 1.50% Qtrly 9/18/2028 THB 370,900,000 (40,222) (2,091) (42,313)
Receive 1D THOR Qtrly 1.50% Qtrly 12/18/2028 THB 500,500,000 (8,653) (26,037) (34,690)
Receive 1D THOR Qtrly 1.50% Qtrly 12/18/2028 THB 500,500,000 (8,653) (26,037) (34,690)
Receive 1D THOR Qtrly 2.00% Qtrly 9/16/2031 THB 64,400,000 (31,703) (2,919) (34,622)
Receive 1D THOR Qtrly 2.00% Qtrly 9/16/2031 THB 64,400,000 (31,703) (2,919) (34,622)
Receive 1D THOR Qtrly 2.00% Qtrly 12/16/2031 THB 79,000,000 (6,405) (29,544) (35,949)
Receive 1D THOR Qtrly 2.00% Qtrly 12/16/2031 THB 79,000,000 (6,405) (29,544) (35,949)
Receive 1D TIIEOIS Monthly 8.50% Monthly 9/03/2036 MXN 44,900,000 (767) (55,946) (56,713)
Receive 1D TIIEOIS Monthly 8.50% Monthly 9/03/2036 MXN 44,900,000 (767) (55,946) (56,713)
Receive 1D TIIEOIS Monthly 8.50% Monthly 12/03/2036 MXN 34,000,000 (27,419) (5,077) (32,496)
Receive 1D TIIEOIS Monthly 8.50% Monthly 12/03/2036 MXN 34,000,000 (27,419) (5,077) (32,496)
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 429,500,000 1,110,863 (1,573,228) (462,365)
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 429,500,000 1,111,823 (1,574,150) (462,327)
Receive 3M BBR Qtrly 4.50% Semi 12/10/2036 NZD 7,600,000 (65,625) (77,317) (142,942)
Receive 3M BBR Qtrly 4.50% Semi 12/10/2036 NZD 7,600,000 (65,625) (77,317) (142,942)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 9/20/2028 KRW 39,156,900,000 (43,043) (39,051) (82,094)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 9/20/2028 KRW 39,156,900,000 (43,043) (39,051) (82,094)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/20/2028 KRW 37,662,600,000 55,319 (90,490) (35,171)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/20/2028 KRW 37,662,600,000 55,378 (90,549) (35,171)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 9/17/2031 KRW 8,284,300,000 (8,533) (13,205) (21,738)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 9/17/2031 KRW 8,284,300,000 (8,533) (13,205) (21,738)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/17/2031 KRW 11,145,100,000 47,259 (63,017) (15,758)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/17/2031 KRW 11,145,100,000 47,259 (63,017) (15,758)
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/20/2028 HKD 111,400,000 (54,907) 45,604 (9,303)
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/20/2028 HKD 111,500,000 (54,956) 45,659 (9,297)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/17/2031 HKD 17,400,000 $ (9,586) $ (5,320) $ (14,906)
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/17/2031 HKD 17,300,000 (9,531) (5,303) (14,834)
Receive 3M JIBAR Qtrly 8.00% Qtrly 9/17/2036 ZAR 8,700,000 1,870 (8,626) (6,756)
Receive 3M JIBAR Qtrly 8.00% Qtrly 9/17/2036 ZAR 8,700,000 1,870 (8,626) (6,756)
Receive 3M JIBAR Qtrly 8.00% Qtrly 12/17/2036 ZAR 9,100,000 (3,412) (1,955) (5,367)
Receive 3M JIBAR Qtrly 8.00% Qtrly 12/17/2036 ZAR 9,100,000 (3,412) (1,955) (5,367)
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2036 SEK 15,900,000 (5,292) (26,240) (31,532)
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2036 SEK 15,800,000 (5,284) (26,003) (31,287)
Receive 3M STIBOR Qtrly 3.00% Annual 12/17/2036 SEK 110,000,000 (69,824) (119,784) (189,608)
Receive 3M STIBOR Qtrly 3.00% Annual 12/17/2036 SEK 110,000,000 (69,824) (119,784) (189,608)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2031 TWD 21,000,000 (8,274) (2,209) (10,483)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2031 TWD 21,000,000 (8,274) (2,209) (10,483)
Receive 6M BBR Semi 5.00% Semi 9/11/2031 AUD 74,100,000 (198,757) (609,094) (807,851)
Receive 6M BBR Semi 5.00% Semi 9/11/2031 AUD 74,000,000 (199,510) (607,250) (806,760)
Receive 6M BBR Semi 5.00% Semi 12/11/2031 AUD 201,600,000 (1,497,025) (685,984) (2,183,009)
Receive 6M BBR Semi 5.00% Semi 12/11/2031 AUD 201,700,000 (1,497,027) (687,157) (2,184,184)
Receive 6M BUBOR Semi 5.00% Annual 9/17/2031 HUF 426,300,000 (1,099) (13,308) (14,407)
Receive 6M BUBOR Semi 5.00% Annual 9/17/2031 HUF 426,300,000 (1,099) (13,308) (14,407)
Receive 6M BUBOR Semi 5.00% Annual 9/17/2036 HUF 579,200,000 (23,430) (19,220) (42,650)
Receive 6M BUBOR Semi 5.00% Annual 9/17/2036 HUF 579,200,000 (23,430) (19,220) (42,650)
Receive 6M BUBOR Semi 5.00% Annual 12/17/2036 HUF 205,500,000 (11,543) (4,887) (16,430)
Receive 6M BUBOR Semi 5.00% Annual 12/17/2036 HUF 205,500,000 (11,543) (4,887) (16,430)
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2031 EUR 174,900,000 (1,564,071) (760,064) (2,324,135)
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2031 EUR 175,000,000 (1,563,852) (761,710) (2,325,562)
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 11,400,000 31,666 (109,208) (77,542)
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 11,500,000 31,932 (110,155) (78,223)
Receive 6M EURIBOR Semi 3.00% Annual 12/17/2036 EUR 55,500,000 296,358 (578,131) (281,773)
Receive 6M EURIBOR Semi 3.00% Annual 12/17/2036 EUR 55,500,000 296,534 (578,307) (281,773)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 238,400,000 (118,316) 36,080 (82,236)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 238,300,000 (117,720) 35,518 (82,202)
Receive 6M NIBOR Semi 5.00% Annual 12/20/2028 NOK 642,100,000 (230,344) (63,277) (293,621)
Receive 6M NIBOR Semi 5.00% Annual 12/20/2028 NOK 642,100,000 (230,400) (63,277) (293,677)
Receive 6M NIBOR Semi 4.50% Annual 12/17/2031 NOK 222,500,000 (82,153) (12,177) (94,330)
Receive 6M NIBOR Semi 4.50% Annual 12/17/2031 NOK 222,600,000 (82,175) (12,197) (94,372)
Receive 6M NIBOR Semi 4.50% Annual 9/17/2036 NOK 97,100,000 (98,102) (86,386) (184,488)
Receive 6M NIBOR Semi 4.50% Annual 9/17/2036 NOK 97,200,000 (98,211) (86,499) (184,710)
Receive 6M NIBOR Semi 4.50% Annual 12/17/2036 NOK 149,900,000 (264,236) (48,528) (312,764)
Receive 6M NIBOR Semi 4.50% Annual 12/17/2036 NOK 150,000,000 (264,572) (48,442) (313,014)
Receive 6M PRIBOR Semi 4.50% Annual 9/20/2028 CZK 301,300,000 6,459 (112,264) (105,805)
Receive 6M PRIBOR Semi 4.50% Annual 9/20/2028 CZK 301,300,000 6,459 (112,264) (105,805)
Receive 6M PRIBOR Semi 4.50% Annual 12/20/2028 CZK 346,300,000 (47,014) (66,709) (113,723)
Receive 6M PRIBOR Semi 4.50% Annual 12/20/2028 CZK 346,300,000 (47,014) (66,709) (113,723)
Receive 6M PRIBOR Semi 4.50% Annual 9/17/2031 CZK 101,700,000 (11,490) (69,515) (81,005)
Receive 6M PRIBOR Semi 4.50% Annual 9/17/2031 CZK 101,700,000 (11,490) (69,515) (81,005)
Receive 6M PRIBOR Semi 4.50% Annual 12/17/2031 CZK 42,000,000 (21,467) (10,553) (32,020)
Receive 6M PRIBOR Semi 4.50% Annual 12/17/2031 CZK 42,000,000 (21,468) (10,552) (32,020)
Receive 6M WIBOR Semi 4.00% Annual 9/20/2028 PLN 40,600,000 (13,820) (14,355) (28,175)
Receive 6M WIBOR Semi 4.00% Annual 9/20/2028 PLN 40,600,000 (13,820) (14,356) (28,176)
Receive 6M WIBOR Semi 4.50% Annual 12/20/2028 PLN 41,600,000 (73,127) (60,174) (133,301)
Receive 6M WIBOR Semi 4.50% Annual 12/20/2028 PLN 41,600,000 (73,151) (60,152) (133,303)
Receive 6M WIBOR Semi 4.00% Annual 12/20/2028 PLN 5,400,000 (2,445) (1,509) (3,954)
Receive 6M WIBOR Semi 4.00% Annual 12/20/2028 PLN 5,500,000 (2,502) (1,525) (4,027)
Receive 6M WIBOR Semi 4.50% Annual 9/17/2031 PLN 20,100,000 6,236 (130,106) (123,870)
Receive 6M WIBOR Semi 4.50% Annual 9/17/2031 PLN 20,000,000 6,196 (129,451) (123,255)
Receive 6M WIBOR Semi 4.50% Annual 12/17/2031 PLN 21,300,000 (75,387) (50,668) (126,055)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M WIBOR Semi 4.50% Annual 12/17/2031 PLN 21,300,000 $ (75,303) $ (50,752) $ (126,055)
(12,680,645) (11,317,686) (23,998,331)
$ 3,159,194 $ 5,350,640 $ 8,509,834
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2026 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.34%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.43%
1 Day Colombia Overnight Interbank Rate (“IBR”): 10.54%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 6.63%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 5.50%
1 Day Secured Overnight Financing Rate (“SOFR”): 3.68%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 3.75%
1 Day Singapore Overnight Rate Average (“SORA”): 1.19%
1 Day Sterling Overnight Index Average (“SONIA”): 3.73%
1 Day Swiss Average Rate Overnight (“SARON”): -0.04%
1 Day Thailand Overnight Repo Rate (“THOR”): 0.99%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.96%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 1.54%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.46%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 2.97%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 6.99%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.92%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.97%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.80%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 5.62%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.57%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.81%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.89%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 3.80%

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
Total return swap contracts outstanding as of June 30, 2026 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
KOSPI 200 Index
September Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 09/10/2026 KRW 3,808,750,000 $ 280,036
Swiss Market Index
September Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
Monthly MLIN 09/18/2026 CHF 5,260,290 168,348
TAIEX Index July
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MLIN 07/15/2026 TWD 121,625,400 72,049
WIG20 Index
September Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination GSIN 09/18/2026 PLN (7,637,660) 77,348
Communication
Services Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.65%)
Monthly MLIN 09/16/2026 USD (2,109,601) 69,814
Consumer Staples
Select Sector Total
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.65%)
Monthly MLIN 09/16/2026 USD (4,471) 28
Health Care Select
Sector Total Return
Index
Decreases in
total return of
reference
entity
and pays the
OBFR plus
or minus a
specified
spread
(0.84%)
Increases in
total return of
reference entity
Monthly MLIN 09/16/2026 USD 747,518 30,891
Industrial Select
Sector Total Return
Index
Decreases in
total return of
reference
entity
and pays the
OBFR plus
or minus a
specified
spread
(0.84%)
Increases in
total return of
reference entity
Monthly MLIN 09/16/2026 USD 1,553,086 144,661

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Materials Select
Sector Total Return
Index
Decreases in
total return of
reference
entity
and pays the
OBFR plus
or minus a
specified
spread
(0.84%)
Increases in
total return of
reference entity
Monthly MLIN 09/16/2026 USD 294,881 $ 8,193
MSCI EMU
Consumer
Discretionary Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.21%)
Monthly MLIN 09/16/2026 EUR (163,659) 3,989
MSCI EMU
Financials Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(0.38%)
Increases in
total return of
reference entity
Monthly MLIN 09/16/2026 EUR 276,968 15,826
MSCI EMU
Industrials Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(0.43%)
Increases in
total return of
reference entity
Monthly MLIN 09/16/2026 EUR 331,779 29,220
MSCI EMU
Information
Technology Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(0.43%)
Increases in
total return of
reference entity
Monthly MLIN 09/16/2026 EUR 329,868 30,774

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI EMU
Telecommunications
Services Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.23%)
Monthly MLIN 09/16/2026 EUR (466,702) $ 45,170
MSCI EMU Utilities
Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(0.10%)
Increases in
total return of
reference entity
Monthly MLIN 09/16/2026 EUR 501,378 24,609
MSCI Europe Large
Cap Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(0.39%)
Increases in
total return of
reference entity
Monthly MLIN 09/16/2026 EUR 4,334,384 206,784
MSCI Europe Small
Cap Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.02%)
Monthly MLIN 09/16/2026 EUR (4,288,475) 13,863
MSCI Italy Net
Return Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(0.41%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 EUR 1,114,892 45,364

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Mexico Net
Index
Decreases in
total return of
reference
entity
and pays
the TIIEOIS
plus or minus
a specified
spread
(0.95%)
Increases in
total return of
reference entity
Monthly GSIN 09/17/2026 MXN 46,275,959 $ 68,522
MSCI Netherlands
Net Return Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(0.36%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 EUR 7,013,865 812,539
MSCI Sweden Net
Return Index
Decreases in
total return of
reference
entity
and pays
the STIBOR
plus or minus
a specified
spread
(0.23%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 SEK 49,269,566 151,328
MSCI United
Kingdom Net Return
Index
Decreases in
total return of
reference
entity
and pays the
SONIA plus
or minus a
specified
spread
(0.55%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 GBP 712,321 19,413
Real Estate Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.70%)
Monthly MLIN 09/16/2026 USD (1,218,876) 17,991

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Technology Select
Sector Total Return
Index
Decreases in
total return of
reference
entity
and pays the
OBFR plus
or minus a
specified
spread
(0.89%)
Increases in
total return of
reference entity
Monthly MLIN 09/16/2026 USD 2,687,250 $ 211,935
Tel Aviv Stock
Exchange 35 Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SHIRON
plus or minus
a specified
spread
(-0.35%)
Monthly GSIN 09/16/2026 ILS (9,180,914) 99,339
Tel Aviv Stock
Exchange 35 Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SHIRON
plus or minus
a specified
spread
(-0.17%)
Monthly MLIN 09/16/2026 ILS (3,419,764) 37,089
Utilities Select Sector
Total Return Index
Decreases in
total return of
reference
entity
and pays the
OBFR plus
or minus a
specified
spread
(0.81%)
Increases in
total return of
reference entity
Monthly MLIN 09/16/2026 USD 890,053 31,240
Total unrealized appreciation 2,716,363
Amsterdam
Exchange Index July
Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination GSIN 07/17/2026 EUR (649,206) (10,961)
HSCEI July Futures Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MLIN 07/30/2026 HKD 27,872,100 (31,252)
iBovespa Index
August Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 08/12/2026 BRL 27,551,002 (1,492)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Consumer
Discretionary Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.65%)
Monthly MLIN 09/16/2026 USD (3,969,219) $ (134,833)
Energy Select Sector
Total Return Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.81%)
Increases in
total return of
reference entity
Monthly MLIN 09/16/2026 USD 773,363 (63,624)
Financial Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.70%)
Monthly MLIN 09/16/2026 USD (763,218) (21,952)
MSCI Australia Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the BBR plus
or minus a
specified
spread
(-0.05%)
Monthly GSIN 09/16/2026 AUD (7,154,401) (75,339)
MSCI EMU
Consumer Staples
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.20%)
Monthly MLIN 09/16/2026 EUR (261,627) (6,020)
MSCI EMU Energy
Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(-0.19%)
Increases in
total return of
reference entity
Monthly MLIN 09/16/2026 EUR 230,119 (25,326)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI EMU Health
Care Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.30%)
Monthly MLIN 09/16/2026 EUR (611,460) $ (29,681)
MSCI EMU Materials
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.30%)
Monthly MLIN 09/16/2026 EUR (401,226) (2,288)
MSCI EMU Real
Estate Net EUR
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.23%)
Monthly GSIN 09/16/2026 EUR (60,760) (1,925)
MSCI Europe Mid
Cap Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.11%)
Monthly MLIN 09/16/2026 EUR (266,670) (6,834)
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.26%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 EUR 832,722 (13)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread
(0.50%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 HKD 27,222,984 (41,059)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Mexico Net
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the TIIEOIS
plus or minus
a specified
spread
(-0.65%)
Monthly GSIN 09/17/2026 MXN (6,701,092) $ (283)
MSCI Poland Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the WIBOR
plus or minus
a specified
spread
(-1.70%)
Monthly GSIN 09/16/2026 PLN (823,583) (872)
MSCI Singapore Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SORA
plus or minus
a specified
spread (0.40%)
Monthly GSIN 09/16/2026 SGD (2,409,663) (117,015)
MSCI South Africa
Net Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ZARONIA
plus or minus
a specified
spread
(-1.52%)
Monthly GSIN 09/16/2026 ZAR (170,046,543) (41,723)
MSCI Spain Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.22%)
Monthly GSIN 09/16/2026 EUR (1,260,050) (120,080)
MSCI Switzerland
Net Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SARON
plus or minus
a specified
spread (0.06%)
Monthly GSIN 09/16/2026 CHF (1,300,428) (89,093)
Total unrealized depreciation (821,665)
Net unrealized appreciation $ 1,894,698

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
Futures contracts outstanding as of June 30, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 38 7/2026 USD $ 2,772,100 $ (180,290)
CAC 40 10 Euro Index 81 7/2026 EUR 7,783,505 2,110
Hang Seng Index 75 7/2026 HKD 10,924,122 (154,198)
HSCEI 511 7/2026 HKD 24,540,588 (268,977)
IFSC NIFTY 50 Index 116 7/2026 USD 5,569,044 (18,489)
MSCI Singapore Index 3 7/2026 SGD 110,945 55
Natural Gas 15 7/2026 GBP 644,247 (918)
Natural Gas 963 7/2026 USD 31,538,250 561,219
OMXS30 Index 684 7/2026 SEK 22,693,364 329,871
RBOB Gasoline 379 7/2026 USD 46,081,018 691,031
SGX FTSE China A50 Index 903 7/2026 USD 14,009,142 91,306
SGX FTSE Taiwan Index 107 7/2026 USD 17,304,040 30,925
WTI Crude Oil 285 7/2026 USD 19,807,500 (3,783,784)
100 oz Gold 148 8/2026 USD 59,769,800 (5,630,301)
Lean Hogs 87 8/2026 USD 3,417,360 72,117
Live Cattle 62 8/2026 USD 6,012,140 (57,967)
Low Sulphur Gasoil 306 8/2026 USD 27,876,600 (932,466)
Australia 3 Year Bond 43 9/2026 AUD 3,111,319 (1,928)
Coffee 'C' 130 9/2026 USD 14,451,937 2,288,429
Copper 177 9/2026 USD 27,673,950 (413,568)
Corn 388 9/2026 USD 8,084,950 42,786
Euro STOXX 50 Index 8 9/2026 EUR 580,989 2,245
Euro-Bobl 1,191 9/2026 EUR 156,945,285 790,124
Euro-BTP 75 9/2026 EUR 10,227,698 48,327
Euro-Buxl 291 9/2026 EUR 36,833,973 (266,815)
Euro-OAT 255 9/2026 EUR 34,911,115 224,365
FTSE 100 Index 80 9/2026 GBP 11,186,218 53,576
FTSE/MIB Index 43 9/2026 EUR 12,744,789 (162,682)
KC HRW Wheat 158 9/2026 USD 4,939,475 (109,265)
KOSPI 200 Index 67 9/2026 KRW 14,973,698 763,763
LME Aluminum Base Metal 520 9/2026 USD 40,123,850 (5,657,784)
LME Copper Base Metal 99 9/2026 USD 33,116,614 (945,250)
LME Lead Base Metal 193 9/2026 USD 9,009,337 (620,598)
LME Nickel Base Metal 81 9/2026 USD 7,900,426 (1,058,453)
LME Zinc Base Metal 307 9/2026 USD 27,387,623 251,631
Long Gilt 995 9/2026 GBP 117,754,140 1,119,205
MSCI EAFE Index 46 9/2026 USD 7,234,190 (5,095)
MSCI Emerging Markets Index 63 9/2026 USD 5,535,495 (46,503)
NASDAQ 100 E-Mini Index 33 9/2026 USD 20,145,510 357,760
Nikkei 225 Index 21 9/2026 JPY 9,065,408 473,734
S&P Midcap 400 E-Mini Index 131 9/2026 USD 50,893,500 834,171
Silver 12 9/2026 USD 3,595,320 (242,601)
Sugar No. 11 505 9/2026 USD 8,382,192 217,402
TOPIX Index 195 9/2026 JPY 48,007,934 1,425,194
Wheat 39 9/2026 USD 1,149,037 (3,455)
ECX Emission 97 12/2026 EUR 8,884,309 (8,375)
Phelix De Base Electricity 6 12/2026 EUR 5,583,319 13,601
Soybean Meal 258 12/2026 USD 7,819,980 (80,190)
3 Month CORRA 73 3/2027 CAD 12,548,845 (2,257)
3 Month SARON 46 3/2027 CHF 14,230,538 –
3 Month CORRA 29 6/2027 CAD 4,977,490 (725)
90-Day Australian Bank Bill 853 6/2027 AUD 584,150,493 363,930
3 Month SARON 10 9/2027 CHF 3,090,501 (49)
90-Day Australian Bank Bill 2,624 9/2027 AUD 1,797,271,550 315,012

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month Euro Euribor 339 12/2027 EUR $ 94,366,049 $ 263,363
3 Month Euro Euribor 341 3/2028 EUR 94,942,262 176,751
3 Month SONIA 123 3/2028 GBP 39,169,041 127,986
3 Month Euro Euribor 328 6/2028 EUR 91,318,077 182,912
3 Month SONIA 122 6/2028 GBP 38,860,707 123,029
3 Month Euro Euribor 321 9/2028 EUR 89,360,047 107,932
3 Month SONIA 124 9/2028 GBP 39,497,768 120,775
3 Month SONIA 92 12/2028 GBP 29,301,745 52,216
Total of long contracts (8,134,130)
Short Contracts
IBEX 35 Index (42) 7/2026 EUR (9,308,273) (128,374)
Natural Gas (70) 7/2026 EUR (2,585,205) (111,241)
NY Harbor ULSD (440) 7/2026 USD (59,673,768) 3,397,522
Australia 10 Year Bond (74) 9/2026 AUD (5,613,560) (38,168)
Canada 10 Year Bond (272) 9/2026 CAD (23,219,489) (141,991)
Cocoa (26) 9/2026 USD (1,320,280) (312,994)
Cocoa (137) 9/2026 GBP (6,936,392) (1,355,869)
DAX Index (27) 9/2026 EUR (19,386,266) (23,775)
DJIA CBOT E-Mini Index (87) 9/2026 USD (22,911,450) (441,084)
Euro-Bund (908) 9/2026 EUR (131,946,808) (1,105,219)
Euro-Schatz (485) 9/2026 EUR (58,716,129) (77,060)
FTSE/JSE Top 40 Index (165) 9/2026 ZAR (10,336,474) 486,792
Japan 10 Year Bond (128) 9/2026 JPY (100,427,196) 180,151
LME Aluminum Base Metal (408) 9/2026 USD (31,481,790) 3,687,470
LME Copper Base Metal (243) 9/2026 USD (81,286,234) 1,886,940
LME Lead Base Metal (72) 9/2026 USD (3,360,996) 244,605
LME Nickel Base Metal (154) 9/2026 USD (15,020,562) 1,715,463
LME Zinc Base Metal (141) 9/2026 USD (12,578,680) (91,565)
Russell 2000 E-Mini Index (41) 9/2026 USD (6,243,480) (154,859)
S&P 500 E-Mini Index (152) 9/2026 USD (57,366,700) (307,011)
S&P/TSX 60 Index (40) 9/2026 CAD (11,595,699) (1,077)
SET50 Index (744) 9/2026 THB (4,687,443) (144,531)
SPI 200 Index (529) 9/2026 AUD (80,355,941) 1,105,957
U.S. Treasury 10 Year Note (859) 9/2026 USD (94,302,094) 50,198
U.S. Treasury 2 Year Note (569) 9/2026 USD (117,267,344) (152,991)
U.S. Treasury 5 Year Note (320) 9/2026 USD (34,232,500) 12,624
U.S. Treasury Long Bond (123) 9/2026 USD (13,910,531) (227,835)
U.S. Treasury Ultra Bond (78) 9/2026 USD (9,018,750) (10,909)
Soybean (196) 11/2026 USD (11,208,750) (45,409)
3 Month Euro Euribor (572) 12/2026 EUR (159,192,631) (335,642)
90-Day Australian Bank Bill (624) 12/2026 AUD (427,233,197) 2,165
90-Day New Zealand Bill (43) 12/2026 NZD (24,233,031) (12,128)
Cotton No. 2 (93) 12/2026 USD (3,571,200) (1,229)
Soybean Oil (331) 12/2026 USD (12,978,510) 725,286
3 Month Euro Euribor (580) 3/2027 EUR (161,352,830) (348,954)
3 Month SOFR (367) 3/2027 USD (88,038,712) 156,040
3 Month SONIA (203) 3/2027 GBP (64,634,742) (170,535)
90-Day Australian Bank Bill (2,386) 3/2027 AUD (1,633,738,745) (312,864)
90-Day New Zealand Bill (36) 3/2027 NZD (20,277,701) (15,729)
Platinum (39) 4/2027 JPY (963,757) 49,127
3 Month Euro Euribor (586) 6/2027 EUR (163,021,998) (349,985)
3 Month SARON (2) 6/2027 CHF (618,348) (825)
3 Month SOFR (346) 6/2027 USD (82,962,150) 99,738
3 Month SONIA (208) 6/2027 GBP (66,185,345) (2,527)
90-Day New Zealand Bill (33) 6/2027 NZD (18,582,439) (3,616)
Platinum (13) 6/2027 JPY (318,614) (3,622)
3 Month CORRA (284) 9/2027 CAD (48,684,999) (74,611)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month Euro Euribor (395) 9/2027 EUR $ (109,915,049) $ (190,958)
3 Month SOFR (290) 9/2027 USD (69,560,125) 27,243
3 Month SONIA (185) 9/2027 GBP (58,863,706) (221,398)
3 Month CORRA (157) 12/2027 CAD (26,894,518) (27,215)
3 Month SARON (3) 12/2027 CHF (926,872) (1,100)
3 Month SOFR (189) 12/2027 USD (45,364,725) 75,249
3 Month SONIA (144) 12/2027 GBP (45,837,337) (120,355)
3 Month SOFR (113) 3/2028 USD (27,145,425) 66,566
3 Month SOFR (124) 6/2028 USD (29,806,500) 57,448
3 Month SOFR (85) 9/2028 USD (20,439,312) (5,671)
Total of short contracts 6,955,658
Net unrealized depreciation $ (1,178,472)
Forward foreign currency exchange contracts outstanding as of June 30, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 1,759,000 USD 1,213,708 CITI 9/16/2026 $ 2,446
AUD 1,759,000 USD 1,213,705 JPMC 9/16/2026 2,449
BRL 27,013,499 USD 5,117,904 CITI
**
9/16/2026 18,756
BRL 27,013,501 USD 5,117,894 JPMC
**
9/16/2026 18,766
CHF 9,432,500 USD 11,754,013 CITI 9/16/2026 20,288
CHF 9,432,500 USD 11,753,990 JPMC 9/16/2026 20,311
CNY 3,898,446 USD 576,717 CITI
**
9/16/2026 513
CNY 3,899,784 USD 576,925 JPMC
**
9/16/2026 504
COP 64,410,819,873 USD 17,097,054 CITI
**
9/16/2026 1,404,503
COP 64,410,819,873 USD 17,097,020 JPMC
**
9/16/2026 1,404,538
CZK 49,000,000 USD 2,301,713 CITI 9/16/2026 6,645
CZK 49,000,000 USD 2,301,709 JPMC 9/16/2026 6,649
EUR 8,176,500 USD 9,299,512 CITI 9/16/2026 73,303
EUR 8,176,500 USD 9,299,494 JPMC 9/16/2026 73,322
GBP 7,494,189 USD 9,886,585 CITI 9/16/2026 54,052
GBP 7,494,189 USD 9,886,565 JPMC 9/16/2026 54,071
HUF 1,040,881,994 USD 3,326,565 CITI 9/16/2026 6,851
HUF 1,040,881,988 USD 3,326,141 JPMC 9/16/2026 7,274
IDR 38,500,000,000 USD 2,118,548 CITI
**
9/16/2026 18,125
IDR 38,500,000,000 USD 2,118,544 JPMC
**
9/16/2026 18,129
INR 4,321,715,533 USD 44,599,701 CITI
**
9/16/2026 781,713
INR 4,321,715,511 USD 44,599,612 JPMC
**
9/16/2026 781,802
KRW 7,600,000,000 USD 4,915,804 CITI
**
9/16/2026 2,878
KRW 7,600,000,000 USD 4,915,794 JPMC
**
9/16/2026 2,888
NZD 1,309,000 USD 743,770 CITI 9/16/2026 1,618
NZD 1,309,000 USD 743,768 JPMC 9/16/2026 1,619
PEN 11,162,677 USD 3,245,596 CITI
**
9/16/2026 9,951
PEN 11,162,677 USD 3,245,589 JPMC
**
9/16/2026 9,957
PHP 569,999,998 USD 9,195,370 CITI
**
9/16/2026 48,624
PHP 570,000,003 USD 9,195,352 JPMC
**
9/16/2026 48,642
PLN 1,926,001 USD 509,959 CITI 9/16/2026 2,005
PLN 1,925,999 USD 509,957 JPMC 9/16/2026 2,006
SEK 18,000,000 USD 1,857,692 CITI 9/16/2026 6,721
SEK 18,000,000 USD 1,857,688 JPMC 9/16/2026 6,724
SGD 5,376,999 USD 4,171,703 CITI 9/16/2026 7,238
SGD 5,377,001 USD 4,171,696 JPMC 9/16/2026 7,247

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
THB 12,000,001 USD 360,557 CITI 9/16/2026 $ 2,996
THB 12,000,000 USD 360,556 JPMC 9/16/2026 2,997
TWD 51,925,000 USD 1,625,258 CITI
**
9/16/2026 427
TWD 51,925,000 USD 1,625,255 JPMC
**
9/16/2026 430
USD 61,518,485 AUD 87,042,499 CITI 9/16/2026 1,338,241
USD 61,518,609 AUD 87,042,501 JPMC 9/16/2026 1,338,364
USD 5,015,332 BRL 25,932,853 CITI
**
9/16/2026 84,159
USD 5,015,342 BRL 25,932,854 JPMC
**
9/16/2026 84,169
USD 33,981,792 CAD 47,300,500 CITI 9/16/2026 514,828
USD 33,981,860 CAD 47,300,500 JPMC 9/16/2026 514,896
USD 76,813,959 CHF 59,754,134 CITI 9/16/2026 2,224,701
USD 77,433,585 CHF 60,233,036 JPMC 9/16/2026 2,246,529
USD 11,129,205 CLP 10,009,964,737 CITI
**
9/16/2026 260,686
USD 11,129,228 CLP 10,009,964,738 JPMC
**
9/16/2026 260,708
USD 18,848,042 CNY 126,969,085 CITI
**
9/16/2026 48,120
USD 18,848,370 CNY 126,970,867 JPMC
**
9/16/2026 48,184
USD 25,766,609 CZK 536,347,999 CITI 9/16/2026 499,605
USD 25,762,533 CZK 536,347,999 JPMC 9/16/2026 495,529
USD 72,493,091 EUR 62,044,474 CITI 9/16/2026 1,370,799
USD 72,902,665 EUR 62,392,457 JPMC 9/16/2026 1,381,476
USD 79,050,382 GBP 58,910,171 CITI 9/16/2026 909,226
USD 79,044,494 GBP 58,905,915 JPMC 9/16/2026 908,982
USD 19,179,635 HUF 5,888,400,323 CITI 9/16/2026 322,086
USD 19,179,674 HUF 5,888,400,323 JPMC 9/16/2026 322,125
USD 5,778,386 IDR 103,133,024,210 CITI
**
9/16/2026 54,710
USD 5,778,398 IDR 103,133,024,210 JPMC
**
9/16/2026 54,721
USD 44,382,012 ILS 128,907,366 CITI 9/16/2026 978,823
USD 44,392,812 ILS 128,907,366 JPMC 9/16/2026 989,624
USD 1,577,069 INR 150,000,000 CITI
**
9/16/2026 1,951
USD 1,577,072 INR 150,000,000 JPMC
**
9/16/2026 1,954
USD 57,392,067 JPY 9,018,277,118 CITI 9/16/2026 1,579,014
USD 57,392,182 JPY 9,018,277,137 JPMC 9/16/2026 1,579,129
USD 1,254,557 KRW 1,900,002,582 CITI
**
9/16/2026 24,885
USD 1,254,560 KRW 1,900,002,584 JPMC
**
9/16/2026 24,887
USD 32,236,381 NOK 305,499,999 CITI 9/16/2026 1,406,598
USD 32,236,445 NOK 305,500,001 JPMC 9/16/2026 1,406,663
USD 24,618,139 NZD 41,955,190 CITI 9/16/2026 727,469
USD 24,618,188 NZD 41,955,189 JPMC 9/16/2026 727,518
USD 34,220,015 PLN 124,903,725 CITI 9/16/2026 1,018,481
USD 34,237,025 PLN 124,979,692 JPMC 9/16/2026 1,015,298
USD 65,500,640 SEK 613,173,739 CITI 9/16/2026 1,989,041
USD 65,500,840 SEK 613,052,595 JPMC 9/16/2026 2,001,789
USD 72,267,498 SGD 91,544,651 CITI 9/16/2026 1,120,058
USD 72,275,873 SGD 91,544,652 JPMC 9/16/2026 1,128,432
USD 10,746,200 THB 349,139,883 CITI 9/16/2026 168,644
USD 10,746,276 THB 349,139,882 JPMC 9/16/2026 168,720
USD 2,354,982 TWD 75,000,000 CITI
**
9/16/2026 6,859
USD 2,354,987 TWD 75,000,000 JPMC
**
9/16/2026 6,863
USD 60,919 ZAR 1,000,001 CITI 9/16/2026 253
USD 60,919 ZAR 999,999 JPMC 9/16/2026 254
ZAR 161,540,807 USD 9,713,755 CITI 9/16/2026 86,236
ZAR 162,161,784 USD 9,750,742 JPMC 9/16/2026 86,921
MXN 500,000 USD 28,373 CITI 9/17/2026 35
MXN 500,000 USD 28,373 JPMC 9/17/2026 35
USD 47,004,040 MXN 821,925,307 CITI 9/17/2026 306,846
USD 47,351,446 MXN 827,970,707 JPMC 9/17/2026 310,787
Total unrealized appreciation 39,086,889
AUD 46,173,545 USD 32,896,795 CITI 9/16/2026 (972,905)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 46,173,547 USD 32,896,731 JPMC 9/16/2026 $ (972,841)
BRL 114,941,720 USD 22,277,041 CITI
**
9/16/2026 (420,692)
BRL 114,941,718 USD 22,276,996 JPMC
**
9/16/2026 (420,648)
CAD 79,022,868 USD 57,759,133 CITI 9/16/2026 (1,847,347)
CAD 79,022,868 USD 57,759,018 JPMC 9/16/2026 (1,847,229)
CHF 7,751,160 USD 9,880,039 CITI 9/16/2026 (204,506)
CHF 8,230,063 USD 10,497,704 JPMC 9/16/2026 (224,369)
CLP 1,352,485,026 USD 1,497,052 CITI
**
9/16/2026 (28,565)
CLP 1,352,485,026 USD 1,497,049 JPMC
**
9/16/2026 (28,562)
CNY 150,106,124 USD 22,312,842 CITI
**
9/16/2026 (87,084)
CNY 150,107,904 USD 22,313,421 JPMC
**
9/16/2026 (87,401)
CZK 225,000,000 USD 10,788,804 CITI 9/16/2026 (189,201)
CZK 225,000,000 USD 10,788,783 JPMC 9/16/2026 (189,179)
EUR 79,107,495 USD 92,286,535 CITI 9/16/2026 (1,604,706)
EUR 79,455,478 USD 92,695,786 JPMC 9/16/2026 (1,615,062)
GBP 6,683,750 USD 8,970,241 CITI 9/16/2026 (104,608)
GBP 6,679,493 USD 8,964,492 JPMC 9/16/2026 (104,506)
HUF 1,834,803,314 USD 5,922,150 CITI 9/16/2026 (46,210)
HUF 1,834,803,315 USD 5,922,139 JPMC 9/16/2026 (46,200)
IDR 83,000,000,000 USD 4,632,330 CITI
**
9/16/2026 (25,996)
IDR 83,000,000,000 USD 4,632,320 JPMC
**
9/16/2026 (25,985)
ILS 3,307,500 USD 1,149,565 CITI 9/16/2026 (35,928)
ILS 3,307,500 USD 1,149,563 JPMC 9/16/2026 (35,926)
INR 560,000,000 USD 5,890,905 CITI
**
9/16/2026 (10,464)
INR 560,000,000 USD 5,890,893 JPMC
**
9/16/2026 (10,452)
JPY 23,777,745,289 USD 150,488,857 CITI 9/16/2026 (3,331,197)
JPY 23,777,745,308 USD 150,488,556 JPMC 9/16/2026 (3,330,899)
KRW 112,829,828,623 USD 74,981,549 CITI
**
9/16/2026 (1,958,646)
KRW 112,829,828,625 USD 74,981,399 JPMC
**
9/16/2026 (1,958,494)
NOK 258,427,997 USD 27,767,340 CITI 9/16/2026 (1,687,867)
NOK 258,427,998 USD 27,770,211 JPMC 9/16/2026 (1,690,739)
NZD 20,086,904 USD 11,869,332 CITI 9/16/2026 (431,186)
NZD 20,086,903 USD 11,869,308 JPMC 9/16/2026 (431,162)
PHP 325,000,001 USD 5,328,907 CITI
**
9/16/2026 (58,209)
PHP 324,999,999 USD 5,328,896 JPMC
**
9/16/2026 (58,198)
PLN 36,298,289 USD 9,907,171 CITI 9/16/2026 (258,470)
PLN 36,374,259 USD 9,927,978 JPMC 9/16/2026 (259,083)
SEK 113,809,012 USD 12,169,843 CITI 9/16/2026 (381,680)
SEK 113,687,868 USD 12,157,128 JPMC 9/16/2026 (381,512)
SGD 1,397,500 USD 1,096,028 CITI 9/16/2026 (9,908)
SGD 1,397,500 USD 1,096,026 JPMC 9/16/2026 (9,905)
THB 47,500,000 USD 1,465,557 CITI 9/16/2026 (26,495)
THB 47,500,000 USD 1,465,554 JPMC 9/16/2026 (26,491)
TWD 2,152,798,624 USD 68,018,077 CITI
**
9/16/2026 (617,575)
TWD 2,152,798,624 USD 68,018,197 JPMC
**
9/16/2026 (617,695)
USD 10,830,788 AUD 15,718,000 CITI 9/16/2026 (36,467)
USD 10,830,810 AUD 15,718,000 JPMC 9/16/2026 (36,446)
USD 8,456,659 CAD 11,996,000 CITI 9/16/2026 (30,982)
USD 8,456,676 CAD 11,996,000 JPMC 9/16/2026 (30,966)
USD 1,223,260 CHF 986,499 CITI 9/16/2026 (8,156)
USD 1,223,265 CHF 986,501 JPMC 9/16/2026 (8,154)
USD 15,685,995 CNY 106,048,936 CITI
**
9/16/2026 (16,344)
USD 15,686,040 CNY 106,050,272 JPMC
**
9/16/2026 (16,498)
USD 5,835,347 COP 21,200,000,000 CITI
**
9/16/2026 (254,204)
USD 5,835,359 COP 21,200,000,000 JPMC
**
9/16/2026 (254,193)
USD 2,792,164 CZK 59,500,000 CITI 9/16/2026 (10,842)
USD 2,792,170 CZK 59,500,000 JPMC 9/16/2026 (10,836)
USD 1,512,757 EUR 1,325,000 CITI 9/16/2026 (6,106)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,512,760 EUR 1,325,000 JPMC 9/16/2026 $ (6,103)
USD 24,797,983 GBP 18,783,500 CITI 9/16/2026 (117,315)
USD 24,798,032 GBP 18,783,500 JPMC 9/16/2026 (117,265)
USD 2,883,278 HUF 903,400,327 CITI 9/16/2026 (9,853)
USD 2,881,344 HUF 903,400,323 JPMC 9/16/2026 (11,787)
USD 1,115,232 IDR 20,741,589,390 JPMC
**
9/16/2026 (35,884)
USD 4,098,936 ILS 12,209,875 CITI 9/16/2026 (12,137)
USD 4,098,944 ILS 12,209,875 JPMC 9/16/2026 (12,128)
USD 27,766,185 INR 2,700,200,012 CITI
**
9/16/2026 (588,041)
USD 27,766,240 INR 2,700,199,989 JPMC
**
9/16/2026 (587,985)
USD 11,626,475 NOK 115,500,001 CITI 9/16/2026 (29,302)
USD 11,626,498 NOK 115,499,999 JPMC 9/16/2026 (29,279)
USD 8,641,131 NZD 15,246,500 CITI 9/16/2026 (40,729)
USD 8,641,149 NZD 15,246,500 JPMC 9/16/2026 (40,712)
USD 8,628,247 PHP 535,529,513 CITI
**
9/16/2026 (56,721)
USD 8,628,264 PHP 535,529,515 JPMC
**
9/16/2026 (56,704)
USD 11,652,338 PLN 43,961,999 CITI 9/16/2026 (33,509)
USD 11,652,362 PLN 43,962,001 JPMC 9/16/2026 (33,485)
USD 1,593,492 SEK 15,500,000 CITI 9/16/2026 (11,974)
USD 1,593,496 SEK 15,500,000 JPMC 9/16/2026 (11,971)
USD 1,249,968 THB 41,500,000 CITI 9/16/2026 (7,318)
USD 1,249,970 THB 41,500,000 JPMC 9/16/2026 (7,315)
USD 812,779 TWD 26,000,000 CITI
**
9/16/2026 (1,237)
USD 812,781 TWD 26,000,000 JPMC
**
9/16/2026 (1,235)
USD 19,115,687 ZAR 319,315,808 CITI 9/16/2026 (255,841)
USD 19,152,230 ZAR 319,936,784 JPMC 9/16/2026 (256,969)
ZAR 143,000,001 USD 8,741,683 CITI 9/16/2026 (66,483)
ZAR 142,999,999 USD 8,741,665 JPMC 9/16/2026 (66,465)
MXN 101,180,468 USD 5,788,895 CITI 9/17/2026 (40,387)
MXN 107,225,869 USD 6,136,639 JPMC 9/17/2026 (44,665)
USD 28,352 MXN 499,999 CITI 9/17/2026 (55)
USD 28,352 MXN 500,001 JPMC 9/17/2026 (55)
Total unrealized depreciation (32,023,086)
Net unrealized appreciation $ 7,063,803
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
Collateral pledged to (received from) each counterparty at June 30, 2026 was as follows:
COUNTERPARTY
REPURCHASE
AGREEMENT/ REVERSE
REPURCHASE
AGREEMENT OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ – $ 2,058,836 $ 2,058,836
BNPP
Cash 120,280 – – 120,280
U.S. Treasury Inflation Linked Notes 18,152,765 – – 18,152,765
CITG
Cash – – 10,030,903 10,030,903
CITI
Cash – (4,854,862) – (4,854,862)
Investment Companies – 9,328,675 – 9,328,675
GSCO
Cash – – 4,353,668 4,353,668
GSIN
Cash – (361,816) – (361,816)
U.S. Treasury Bills – 6,834,440 – 6,834,440
JPMC
Investment Companies – 13,870,482 – 13,870,482
JPMS
Cash – – 34,385,778 34,385,778
MLIN
Cash – (184,935) – (184,935)
MSCL
Cash – – 3,100,942 3,100,942
Collateral pledged to (received from) each counterparty for the Subsidiary (See Note 2) at June 30, 2026 was as follows:
COUNTERPARTY
REPURCHASE
AGREEMENT/ REVERSE
REPURCHASE
AGREEMENT OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ – $ 8,938,877 $ 8,938,877
JPPC
Cash – – 3,916,017 3,916,017
MSCL
Cash – – 22,061,599 22,061,599

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | June 2026

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 157.4%
COMMON STOCKS - 83.7%
Communication Services - 3 .1%
Diversified Telecommunication Services - 1 .2%
Elisa OYJ (Finland) (2)(a)
43,998 1,846,468
HKT Trust & HKT Ltd. (Hong Kong)
(2)(a) 210,000 312,427
Iridium Communications, Inc. (a)
211,066 11,576,970
Liberty Global Ltd., Class A
(Belgium) *(a) 328,200 3,731,634
NTT, Inc. (Japan) (2)(a)
9,056,500 8,056,018
Orange SA (France) (2)(a)
230,103 4,339,464
Quebecor, Inc., Class B (Canada)
(a) 15,544 741,881
Singapore Telecommunications Ltd.
(Singapore) (2) 288,400 984,603
Telenor ASA (Norway) (a)
62,844 900,266
Telia Co. AB (Sweden) (2)(a)
1,213,779 5,912,124
38,401,855
Entertainment - 0 .6%
ROBLOX Corp., Class A *(a)(b)
213,875 11,630,523
Square Enix Holdings Co. Ltd.
(Japan) (2)(a) 162,600 2,415,158
Take-Two Interactive Software, Inc.
*(a)(b) 6,880 1,719,862
Vivendi SE (France) (2)(a)
129,857 320,740
Warner Music Group Corp., Class
A (a)(b) 121,199 3,280,857
19,367,140
Interactive Media & Services - 0 .2%
People, Inc. *(a)(b)
120,629 5,568,234
Vend Marketplaces ASA (Norway)
(2)(a) 21,534 518,319
6,086,553
Media - 0 .7%
Charter Communications, Inc., Class
A *(a)(b) 17,662 2,511,713
CyberAgent, Inc. (Japan) (2)(a)
197,800 1,667,555
DoubleVerify Holdings, Inc. *(a)
76,168 825,661
ITV plc (United Kingdom) (2)(a)
315,818 337,377
New York Times Co. (The), Class
A (a) 100,106 7,005,418
News Corp., Class A (a)(b)
133,083 3,304,451
Sirius XM Holdings, Inc. (a)(b)
71,462 2,110,988
TBS Holdings, Inc. (Japan) (2)(a)
51,300 1,978,374
Versant Media Group, Inc. (a)
109,430 3,940,574
23,682,111
Wireless Telecommunication Services - 0 .4%
Freenet AG (Germany) (2)(a)
63,823 1,645,106
KDDI Corp. (Japan) (2)(a)
310,700 5,219,048
T-Mobile US, Inc. (a)
15,453 2,591,932
INVESTMENTS SHARES VALUE ($)
Wireless Telecommunication Services - 0.4% (continued)
Vodafone Group plc (United
Kingdom) (2)(a) 2,176,717 2,881,021
12,337,107
Total Communication Services 99,874,766
Consumer Discretionary - 9 .7%
Automobile Components - 0 .9%
Autoliv, Inc. (Sweden) (a)(b)
18,149 2,108,369
BorgWarner, Inc. (a)
20,208 1,341,811
Continental AG (Germany) (2)(a)
29,342 2,427,908
Goodyear Tire & Rubber Co. (The)
*(a)(b) 230,861 1,523,683
Lear Corp. (a)(b)
6,079 814,951
Magna International, Inc. (Canada)
(a) 59,384 3,904,919
Niterra Co. Ltd. (Japan) (2)(a)
85,700 5,695,005
Pirelli & C SpA (Italy) (2)*(a)(c)
119,176 902,572
Sumitomo Electric Industries Ltd.
(Japan) (2)(a) 399,200 7,408,005
Valeo SE (France) (2)(a)
219,140 3,220,215
29,347,438
Automobiles - 0 .4%
Ford Motor Co. (a)(b)
122,331 1,700,401
General Motors Co. (a)
82,719 6,375,980
Harley-Davidson, Inc. (a)(b)
44,078 1,078,148
Honda Motor Co. Ltd. (Japan) (2)(a)
153,200 1,379,989
Lucid Group, Inc. *(a)(b)
86,677 579,869
Mazda Motor Corp. (Japan) (2)(a)
109,500 732,345
Nissan Motor Co. Ltd. (Japan)
(2)*(a) 176,400 326,595
Rivian Automotive, Inc., Class A *(a)
(b) 19,136 332,010
12,505,337
Broadline Retail - 0 .9%
Canadian Tire Corp. Ltd., Class A
(Canada) (a)(b) 5,320 732,777
Dillard's, Inc., Class A (a)
2,559 1,352,227
Etsy, Inc. *(a)(b)
70,609 5,318,976
Isetan Mitsukoshi Holdings Ltd.
(Japan) (2)(a) 399,100 10,193,939
Macy's, Inc. (a)
414,696 9,766,091
27,364,010
Distributors - 0 .3%
Genuine Parts Co. (a)(b)
37,816 4,461,532
Inchcape plc (United Kingdom) (a)
25,268 258,414
Pool Corp. (a)(b)
19,449 4,179,590
8,899,536
Diversified Consumer Services - 0 .5%
ADT, Inc. (a)
395,732 2,572,258
Duolingo, Inc., Class A *(a)(b)
42,648 4,905,373
Graham Holdings Co., Class B (a)
5,186 5,919,404
Grand Canyon Education, Inc. *(a)
(b) 1,401 200,497

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Diversified Consumer Services - 0.5% (continued)
Pearson plc (United Kingdom) (2)
(a)(b) 26,109 414,908
Service Corp. International (a)(b)
45,743 3,474,638
17,487,078
Hotels, Restaurants & Leisure - 1 .9%
Airbnb, Inc., Class A *(a)
16,212 2,319,937
Aramark (a)
120,742 6,870,220
Aristocrat Leisure Ltd. (Australia)
(2)(a) 10,736 454,965
Booking Holdings, Inc. (a)
7,237 1,289,923
Carnival Corp. Ltd. (a)
167,619 4,788,875
Chipotle Mexican Grill, Inc., Class
A *(a) 56,138 1,908,692
Darden Restaurants, Inc. (a)
19,508 4,018,843
DraftKings, Inc., Class A *(a)(b)
253,781 6,410,508
Expedia Group, Inc. (a)(b)
8,412 2,152,463
Flutter Entertainment plc *(a)(b)
24,929 2,546,996
Las Vegas Sands Corp. (a)
18,464 852,852
Penn Entertainment, Inc. *(a)
261,542 5,586,537
Texas Roadhouse, Inc., Class A (a)
72,882 14,082,989
Travel + Leisure Co. (a)(b)
19,333 1,477,621
Viking Holdings Ltd. *(a)
53,799 5,631,141
Wyndham Hotels & Resorts, Inc.
(a)(b) 17,962 1,512,580
61,905,142
Household Durables - 1 .0%
Garmin Ltd. (a)
5,614 1,333,550
Lennar Corp., Class A (a)
2,836 256,630
Mohawk Industries, Inc. *(a)(b)
42,038 5,100,470
Newell Brands, Inc. (a)
515,638 3,166,017
NVR, Inc. *(a)
40 272,536
Panasonic Holdings Corp. (Japan)
(2)(a) 380,000 10,690,688
Toll Brothers, Inc. (a)
30,933 5,096,212
Whirlpool Corp. (a)(b)
178,912 7,052,711
32,968,814
Leisure Products - 0 .3%
Bandai Namco Holdings, Inc.
(Japan) (2)(a) 71,900 1,666,720
Brunswick Corp. (a)(b)
37,865 3,189,748
Hasbro, Inc. (a)(b)
26,323 2,174,016
Polaris, Inc. (a)
45,075 3,084,933
10,115,417
Specialty Retail - 2 .6%
Abercrombie & Fitch Co., Class A
*(a) 93,812 8,444,018
Aritzia, Inc. (Canada) *(a)
28,050 3,093,065
AutoNation, Inc. *(a)
7,880 1,464,025
Avolta AG (Switzerland) (2)*(a)
36,789 2,457,763
Bath & Body Works, Inc. (a)
294,591 6,813,890
Best Buy Co., Inc. (a)
45,744 3,471,055
CarMax, Inc. *(a)(b)
59,552 3,149,705
Gap, Inc. (The) (a)
209,881 3,920,577
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 2.6% (continued)
JB Hi-Fi Ltd. (Australia) (2)(a)
67,349 3,744,838
Kingfisher plc (United Kingdom) (2)
(a) 334,331 1,255,303
Lithia Motors, Inc., Class A (a)(b)
4,077 1,184,328
Murphy USA, Inc. (a)
7,130 3,842,143
Penske Automotive Group, Inc. (a)
5,596 1,001,404
Ross Stores, Inc. (a)
44,309 9,431,171
Shimamura Co. Ltd. (Japan) (2)(a)
109,000 2,244,521
TJX Cos., Inc. (The) (a)
59,470 9,009,705
USS Co. Ltd. (Japan) (2)(a)
199,800 2,346,858
Wayfair, Inc., Class A *(a)
43,886 4,055,944
Williams-Sonoma, Inc. (a)
25,565 5,959,202
Zalando SE (Germany) (2)*(a)(c)
204,409 5,922,966
82,812,481
Textiles, Apparel & Luxury Goods - 0 .9%
adidas AG (Germany) (2)(a)
5,686 1,166,936
Columbia Sportswear Co. (a)
19,069 1,178,846
Deckers Outdoor Corp. *(a)
47,021 4,668,715
HUGO BOSS AG (Germany) (2)(a)
90,432 3,885,044
Pandora A/S (Denmark) (2)(a)
65,986 7,580,906
PVH Corp. (a)(b)
12,977 963,672
Ralph Lauren Corp., Class A (a)
4,327 1,736,901
Tapestry, Inc. (a)
21,606 3,162,686
Under Armour, Inc., Class A *(a)(b)
501,225 3,202,828
VF Corp. (a)(b)
17,961 299,589
27,846,123
Total Consumer Discretionary 311,251,376
Consumer Staples - 4 .8%
Beverages - 0 .8%
Anheuser-Busch InBev SA/NV
(Belgium) (2)(a) 30,499 2,520,126
Asahi Group Holdings Ltd. (Japan)
(2)(a) 351,700 3,343,493
Boston Beer Co., Inc. (The), Class
A *(a) 10,600 1,876,518
Coca-Cola Consolidated, Inc. (a)
32,692 6,241,556
Coca-Cola HBC AG (Italy) (2)(a)(b)
5,004 326,190
Kirin Holdings Co. Ltd. (Japan) (2)
(a) 490,100 8,452,357
Molson Coors Beverage Co., Class
B (a)(b) 50,881 1,982,324
24,742,564
Consumer Staples Distribution & Retail - 2 .1%
Albertsons Cos., Inc., Class A (a)(b)
38,867 525,871
BJ's Wholesale Club Holdings, Inc.
*(a)(b) 34,555 3,013,887
Carrefour SA (France) (2)(a)
487,771 9,055,460
Casey's General Stores, Inc. (a)
3,074 2,443,184
Costco Wholesale Corp. (a)
13,305 12,446,428
Dollar General Corp. (a)
26,116 3,006,213
Dollar Tree, Inc. *(a)(b)
2,998 362,608
Empire Co. Ltd., Class A (Canada)
(a) 52,875 1,851,790

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Consumer Staples Distribution & Retail - 2.1% (continued)
George Weston Ltd. (Canada) (a)
20,016 1,436,720
Kroger Co. (The) (a)
113,322 6,292,771
Marks & Spencer Group plc (United
Kingdom) (2)(a) 517,306 2,553,598
Metro, Inc., Class A (Canada) (a)(b)
15,214 972,752
Seven & i Holdings Co. Ltd. (Japan)
(2)(a) 467,200 5,602,838
Sprouts Farmers Market, Inc. *(a)(b)
19,517 1,650,748
Sysco Corp. (a)
15,078 1,260,219
Target Corp. (a)
78,725 10,282,272
Tesco plc (United Kingdom) (2)(a)
542,062 3,304,465
66,061,824
Food Products - 0 .7%
Archer-Daniels-Midland Co. (a)(b)
35,146 2,685,154
Barry Callebaut AG (Registered)
(Switzerland) (2)(a)(b) 355 490,894
Flowers Foods, Inc. (a)(b)
263,328 2,080,291
Ingredion, Inc. (a)
2,749 260,358
J M Smucker Co. (The) (a)(b)
23,008 2,588,400
MEIJI Holdings Co. Ltd. (Japan) (2)
(a) 145,100 3,370,697
Pilgrim's Pride Corp. (a)(b)
62,390 1,753,783
Saputo, Inc. (Canada) (a)
9,518 275,692
Smithfield Foods, Inc. (a)
12,896 312,857
Toyo Suisan Kaisha Ltd. (Japan) (2)
(a)(b) 23,700 1,517,942
Tyson Foods, Inc., Class A (a)
69,722 3,991,585
WH Group Ltd. (Hong Kong) (2)(a)
(c) 1,400,000 1,484,442
Yamazaki Baking Co. Ltd. (Japan)
(2)(a) 111,100 2,182,165
22,994,260
Household Products - 0 .8%
Church & Dwight Co., Inc. (a)(b)
16,885 1,635,819
Colgate-Palmolive Co. (a)
176,895 16,217,733
Essity AB, Class B (Sweden) (2)(a)
(b) 146,878 4,158,671
Reckitt Benckiser Group plc (United
Kingdom) (2)(a) 17,095 1,113,459
Reynolds Consumer Products, Inc.
(a) 108,189 2,904,875
26,030,557
Tobacco - 0 .4%
Altria Group, Inc. (a)(b)
69,435 4,995,848
Imperial Brands plc (United
Kingdom) (2)(a) 47,136 1,742,093
Philip Morris International, Inc. (a)
38,966 7,049,339
13,787,280
Total Consumer Staples 153,616,485
INVESTMENTS SHARES VALUE ($)
Energy - 2 .1%
Energy Equipment & Services - 0 .3%
Saipem SpA (Italy) (2)(a)
777,716 3,909,963
SBM Offshore NV (Netherlands) (2)
(a) 12,745 440,606
TechnipFMC plc (United Kingdom)
(a) 91,674 6,077,986
10,428,555
Oil, Gas & Consumable Fuels - 1 .8%
BP plc (2)(a)
183,605 1,131,695
Canadian Natural Resources Ltd.
(Canada) (a) 86,352 3,416,939
Cenovus Energy, Inc. (Canada) (a)
109,164 2,708,606
CNX Resources Corp. *(a)(b)
22,805 773,774
ConocoPhillips (a)
61,157 6,357,882
DCC plc (United Kingdom) (2)(a)
4,033 333,794
ENEOS Holdings, Inc. (Japan) (2)(a)
47,200 349,392
Eni SpA (Italy) (2)(a)
55,015 1,290,744
Equinor ASA (Norway) (2)(a)
108,948 3,435,499
Exxon Mobil Corp. (a)(b)
16,291 2,227,305
Frontline plc (Norway) (a)
59,318 2,057,867
Gaztransport Et Technigaz SA
(France) (2)(a)(b) 4,871 1,032,281
Harbour Energy plc (United
Kingdom) (2)(a) 305,320 865,001
Kinder Morgan, Inc. (a)(b)
78,349 2,504,817
Koninklijke Vopak NV (Netherlands)
(2)(a) 21,459 1,117,434
Murphy Oil Corp. (a)
59,501 1,937,353
Ovintiv, Inc. (a)(b)
13,475 709,459
Phillips 66 (a)
16,479 2,785,775
Repsol SA (Spain) (2)(a)
200,891 5,019,183
Suncor Energy, Inc. (Canada) (a)
23,926 1,287,188
TotalEnergies SE (France) (2)(a)
158,345 12,244,108
Valero Energy Corp. (a)
3,008 783,403
Whitehaven Coal Ltd. (Australia) (2)
(a) 263,764 1,398,399
55,767,898
Total Energy 66,196,453
Financials - 14 .8%
Banks - 5 .8%
ABN AMRO Bank NV, CVA
(Netherlands) (2)(a)(b)(c) 49,323 2,097,798
Banco Bilbao Vizcaya Argentaria SA
(Spain) (2)(a) 14,977 377,073
Banco Comercial Portugues SA,
Class R (Portugal) (2) 962,015 1,138,249
Bank of America Corp. (a)
46,970 2,676,351
Bank of Nova Scotia (The) (Canada)
(a) 79,223 6,885,824
Barclays plc (United Kingdom) (2)(a)
1,316,407 8,821,244
BNP Paribas SA (France) (2)(a)
156,372 18,263,180
BOC Hong Kong Holdings Ltd.
(China) (2)(a) 240,500 1,305,082
BOK Financial Corp. (a)(b)
2,728 378,865

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Banks - 5.8% (continued)
CaixaBank SA (Spain) (2)(a)
293,443 4,157,550
Canadian Imperial Bank of
Commerce (Canada) (a) 15,082 1,736,783
Citigroup, Inc. (a)
11,041 1,545,298
Citizens Financial Group, Inc. (a)
89,567 6,275,960
Commerce Bancshares, Inc. (a)(b)
14,873 858,916
Concordia Financial Group Ltd.
(Japan) (2)(a) 210,600 2,268,051
Credit Agricole SA (France) (2)(a)
459,838 9,248,760
Danske Bank A/S (Denmark) (2)(a)
76,751 4,114,052
East West Bancorp, Inc. (a)
29,401 3,795,375
First Horizon Corp. (a)
42,108 1,079,649
Flagstar Bank NA (a)(b)
67,466 1,007,942
Fukuoka Financial Group, Inc.
(Japan) (2)(a) 107,900 4,577,369
Intesa Sanpaolo SpA (Italy) (2)(a)
542,190 3,726,629
Iyogin Holdings, Inc. (Japan) (2)(a)
14,000 274,061
Jyske Bank A/S (Registered)
(Denmark) (2)(a) 7,667 1,109,394
KBC Group NV (Belgium) (2)(a)
30,704 4,193,604
KeyCorp (a)(b)
170,973 3,940,928
Kyoto Financial Group, Inc. (Japan)
(2)(a) 26,800 745,766
Lloyds Banking Group plc (United
Kingdom) (2)(a) 4,518,872 6,613,496
Mizuho Financial Group, Inc.
(Japan) (2)(a) 68,500 3,289,974
NatWest Group plc (United
Kingdom) (2)(a) 669,256 5,905,484
Nordea Bank Abp (Finland) (2)(a)
138,554 2,629,327
Oversea-Chinese Banking Corp.
Ltd. (Singapore) (2) 110,400 2,118,652
PNC Financial Services Group, Inc.
(The) (a) 13,174 3,243,702
Popular, Inc. (a)
27,491 4,513,472
Prosperity Bancshares, Inc. (a)(b)
36,693 2,679,690
Resona Holdings, Inc. (Japan) (2)(a)
216,800 2,826,647
Royal Bank of Canada (Canada)
(a)(b) 7,958 1,647,880
Shizuoka Financial Group, Inc.
(Japan) (2)(a) 274,100 5,145,991
Societe Generale SA (France) (2)(a)
121,452 10,749,737
Sumitomo Mitsui Trust Group, Inc.
(Japan) (2)(a) 270,200 10,089,261
Svenska Handelsbanken AB, Class
A (Sweden) (2)(a) 392,968 5,782,646
Swedbank AB, Class A (Sweden)
(2)(a) 108,139 4,039,625
Texas Capital Bancshares, Inc. (a)
47,133 4,866,954
Toronto-Dominion Bank (The)
(Canada) (a) 16,914 2,056,513
Unicaja Banco SA (Spain) (2)(a)(c)
501,131 1,786,229
UniCredit SpA (Italy) (2)(a)
70,829 6,347,607
Wintrust Financial Corp. (a)(b)
5,991 962,874
Zions Bancorp NA (a)
36,000 2,490,840
186,386,354
INVESTMENTS SHARES VALUE ($)
Capital Markets - 2 .8%
Ameriprise Financial, Inc. (a)
5,198 2,384,635
Amundi SA (France) (2)(a)(b)(c)
4,182 401,447
Azimut Holding SpA (Italy) (2)(a)
34,863 1,416,081
Bank of New York Mellon Corp.
(The) (a) 61,252 8,857,652
Blackrock, Inc. (a)
675 649,053
Brookfield Corp., Class A (Canada)
(a) 22,846 974,730
Deutsche Bank AG (Registered)
(Germany) (2)(a) 369,615 12,517,752
Evercore, Inc., Class A (a)
12,023 4,105,133
Federated Hermes, Inc., Class B (a)
55,446 3,061,728
Franklin Resources, Inc. (a)
10,135 337,191
Goldman Sachs Group, Inc. (The)
(a)(b) 6,398 6,470,745
Invesco Ltd. (a)
177,434 4,682,483
Jefferies Financial Group, Inc. (a)
48,796 2,438,824
Morningstar, Inc. (a)
8,343 1,301,675
Nomura Holdings, Inc. (Japan) (2)(a)
773,700 6,793,033
Northern Trust Corp. (a)
28,674 4,984,688
Onex Corp. (Canada) (a)
4,753 355,440
State Street Corp.
44,295 7,512,432
Stifel Financial Corp. (a)
65,588 4,576,075
Swissquote Group Holding SA
(Registered) (Switzerland) (2)(a) 5,654 265,210
UBS Group AG (Registered)
(Switzerland) (2)(a) 226,340 11,217,667
Virtu Financial, Inc., Class A (a)(b)
91,588 5,455,897
90,759,571
Consumer Finance - 0 .4%
Ally Financial, Inc. (a)
103,113 4,738,042
Capital One Financial Corp. (a)
2,712 544,082
Credit Acceptance Corp. *(a)
1,706 1,086,278
OneMain Holdings, Inc. (a)
103,569 6,314,602
12,683,004
Financial Services - 1 .4%
Essent Group Ltd. (a)
43,137 2,772,847
Euronet Worldwide, Inc. *(a)
40,921 2,995,008
Fidelity National Information
Services, Inc. (a)(b) 42,751 1,662,159
Fiserv, Inc. *(a)(b)
48,062 2,357,441
MGIC Investment Corp. (a)
194,509 5,485,154
Nexi SpA (Italy) (2)(a)(c)
857,791 3,472,695
ORIX Corp. (Japan) (2)(a)
109,100 4,155,786
PayPal Holdings, Inc. (a)(b)
114,434 4,941,260
Poste Italiane SpA (Italy) (2)(a)
120,731 3,951,942
Sony Financial Group, Inc. (Japan)
(2) 8,342,100 7,268,766
Tokyo Century Corp. (Japan) (2)(a)
73,600 1,134,641
Voya Financial, Inc. (a)
7,025 635,973
Western Union Co. (The) (a)(b)
424,333 3,267,364
44,101,036

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Insurance - 4 .4%
Aegon Ltd. (2)(a)
824,271 7,014,871
Ageas SA/NV (Belgium) (2)(a)
23,296 1,863,931
Allianz SE (Registered) (Germany)
(2)(a) 14,036 6,643,913
American Financial Group, Inc. (a)
22,145 3,098,971
American International Group, Inc.
(a) 32,653 2,433,628
ASR Nederland NV (Netherlands)
(2)(a)(b) 10,582 799,162
Assured Guaranty Ltd. (a)
37,637 3,016,982
Axis Capital Holdings Ltd. (a)
26,943 2,894,756
Chubb Ltd. (a)
27,723 9,446,335
Cincinnati Financial Corp. (a)
3,769 697,793
CNO Financial Group, Inc. (a)
68,107 3,472,095
Daiichi Life Group, Inc. (Japan) (2)
(a) 422,400 4,612,079
Everest Group Ltd. (a)
19,325 6,903,470
Fairfax Financial Holdings Ltd.
(Canada) (a) 797 1,310,907
Fidelity National Financial, Inc. (a)
64,022 3,019,277
Globe Life, Inc. (a)
4,823 861,774
Hanover Insurance Group, Inc.
(The) (a) 18,464 3,953,512
iA Financial Corp., Inc. (Canada) (a)
6,994 965,722
Japan Post Holdings Co. Ltd.
(Japan) (2)(a) 273,400 3,674,814
Japan Post Insurance Co. Ltd.
(Japan) (2)(a) 61,800 584,158
Kemper Corp. (a)(b)
74,707 2,014,101
MetLife, Inc. (a)
78,160 6,613,118
MS&AD Insurance Group Holdings,
Inc. (Japan) (2)(a)(b) 134,500 3,486,235
NN Group NV (Netherlands) (2)(a)
81,232 7,121,520
Primerica, Inc. (a)(b)
1,290 366,618
Principal Financial Group, Inc. (a)(b)
36,617 3,946,580
QBE Insurance Group Ltd.
(Australia) (2)(a) 93,639 1,628,864
Reinsurance Group of America, Inc.
(a) 25,607 5,445,329
RenaissanceRe Holdings Ltd. (a)
10,072 3,191,817
SCOR SE (France) (2)(a)
50,107 1,817,384
Selective Insurance Group, Inc. (a)
47,293 4,587,894
Storebrand ASA (Norway) (2)(a)
23,930 449,441
Talanx AG (Germany) (2)(a)
6,687 845,802
Travelers Cos., Inc. (The) (a)
35,854 11,836,122
Unipol Assicurazioni SpA (Italy) (2)
(a) 169,874 4,748,060
Unum Group (a)
47,797 4,273,052
W R Berkley Corp. (a)(b)
8,589 605,782
Zurich Insurance Group AG
(Switzerland) (2)(a) 11,667 8,629,297
138,875,166
Total Financials 472,805,131
INVESTMENTS SHARES VALUE ($)
Health Care - 8 .4%
Biotechnology - 1 .2%
Amgen, Inc. (a)(b)
7,009 2,538,099
BioMarin Pharmaceutical, Inc. *(a)
55,556 3,178,914
Exelixis, Inc. *(a)
115,969 6,309,873
Genmab A/S (Denmark) (2)*
3,024 829,037
Halozyme Therapeutics, Inc. *(a)(b)
49,020 3,836,795
Incyte Corp. *(a)(b)
35,773 4,055,227
Insmed, Inc. *(a)(b)
24,061 2,565,384
Neurocrine Biosciences, Inc. *(a)
6,444 1,086,039
Revolution Medicines, Inc. *(a)(b)
8,331 1,560,230
Roivant Sciences Ltd. *(a)(b)
51,985 1,839,749
Sarepta Therapeutics, Inc. *(a)(b)
32,782 589,093
Ultragenyx Pharmaceutical, Inc. *(a)
(b) 217,581 7,265,030
United Therapeutics Corp. *(a)
8,606 4,662,989
40,316,459
Health Care Equipment & Supplies - 1 .2%
Align Technology, Inc. *(a)(b)
3,891 656,256
Asahi Intecc Co. Ltd. (Japan) (2)(a)
158,300 3,711,516
Carl Zeiss Meditec AG (Germany)
(2)(a) 11,609 352,984
Cooper Cos., Inc. (The) *(a)(b)
15,755 1,129,791
DENTSPLY SIRONA, Inc. (a)(b)
730,474 7,750,329
Edwards Lifesciences Corp. *(a)
27,248 2,464,854
GE HealthCare Technologies, Inc.
(a) 37,710 2,413,817
Haemonetics Corp. *(a)
30,217 2,266,275
Lantheus Holdings, Inc. *(a)(b)
50,223 5,571,740
LivaNova plc *(a)
57,040 4,690,399
Solventum Corp. *(a)
25,705 1,983,141
STERIS plc (a)(b)
10,626 2,237,517
Teleflex, Inc. (a)(b)
33,541 4,251,657
39,480,276
Health Care Providers & Services - 1 .7%
Centene Corp. *(a)
263,783 16,932,231
Chemed Corp. (a)(b)
11,723 5,459,870
DaVita, Inc. *(a)
22,432 4,990,671
Elevance Health, Inc. (a)
5,744 2,221,377
Fresenius Medical Care AG
(Germany) (2)(a) 98,781 4,471,891
Humana, Inc. (a)(b)
9,940 3,948,367
Molina Healthcare, Inc. *(a)
48,408 11,070,910
Tenet Healthcare Corp. *(a)
5,562 1,040,539
UnitedHealth Group, Inc. (a)
11,174 4,644,250
54,780,106
Health Care Technology - 0 .5%
Pro Medicus Ltd. (Australia) (2)(a)
55,386 7,830,112
Veeva Systems, Inc., Class A *(a)(b)
40,928 7,263,492
15,093,604

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - 1 .0%
Agilent Technologies, Inc. (a)
25,608 3,401,511
Avantor, Inc. *(a)(b)
510,722 5,056,148
Bio-Rad Laboratories, Inc., Class A
*(a)(b) 1,220 358,204
Bruker Corp. (a)(b)
34,920 2,101,486
Illumina, Inc. *(a)(b)
51,589 9,070,894
IQVIA Holdings, Inc. *
15,060 2,909,893
Medpace Holdings, Inc. *(a)(b)
10,302 5,455,836
Sotera Health Co. *(a)
118,912 2,110,688
30,464,660
Pharmaceuticals - 2 .8%
Astellas Pharma, Inc. (Japan) (2)(a)
557,100 7,452,140
Bayer AG (Registered) (Germany)
(2)(a) 48,252 2,668,731
Bristol-Myers Squibb Co. (a)
281,880 16,241,926
GSK plc (United Kingdom) (2)(a)
114,322 3,001,284
Hikma Pharmaceuticals plc (United
Kingdom) (2)(a) 46,253 931,883
Ipsen SA (France) (2)(a)
5,728 1,103,895
Jazz Pharmaceuticals plc *(a)
27,349 6,590,289
Merck & Co., Inc. (a)(b)
66,274 8,516,209
Novartis AG (Registered) (2)(a)
110,478 17,266,873
Ono Pharmaceutical Co. Ltd.
(Japan) (2)(a) 182,200 2,678,242
Pfizer, Inc. (a)
27,115 652,929
Roche Holding AG (2)(a)
11,153 4,584,846
Royalty Pharma plc, Class A (a)
109,368 6,132,264
Sanofi SA (2)(a)
121,464 10,385,614
UCB SA (Belgium) (2)(a)
6,317 1,891,128
Viatris, Inc. (a)(b)
67,243 1,067,819
91,166,072
Total Health Care 271,301,177
Industrials - 16 .6%
Aerospace & Defense - 2 .5%
ATI, Inc. *(a)
26,102 5,144,704
Boeing Co. (The) *(a)(b)
15,904 3,442,739
BWX Technologies, Inc. (a)(b)
1,657 322,535
Carpenter Technology Corp. (a)
10,376 6,400,332
Curtiss-Wright Corp. (a)
4,909 3,719,844
Dassault Aviation SA (France) (2)(a)
4,058 1,332,987
GE Aerospace (a)
24,501 9,156,759
General Dynamics Corp. (a)
18,295 6,480,821
Honeywell Aerospace, Inc. *(a)
1,048 231,692
Huntington Ingalls Industries, Inc.
(a)(b) 1,106 309,558
Kongsberg Gruppen ASA (Norway)
(a) 131,713 3,969,287
Leonardo DRS, Inc. (a)
16,522 704,994
Leonardo SpA (Italy) (2)(a)
51,325 2,755,658
Lockheed Martin Corp. (a)(b)
17,286 8,806,525
Northrop Grumman Corp. (a)
3,828 1,949,639
Rocket Lab Corp. *(a)(b)
7,443 756,581
RTX Corp. (a)
33,779 6,408,890
Safran SA (France) (2)(a)
6,970 2,746,745
INVESTMENTS SHARES VALUE ($)
Aerospace & Defense - 2.5% (continued)
Singapore Technologies Engineering
Ltd. (Singapore) (2) 326,200 2,627,328
Textron, Inc. (a)(b)
74,413 6,825,904
Thales SA (France) (2)(a)
10,710 2,752,486
Woodward, Inc. (a)
7,718 3,283,546
80,129,554
Air Freight & Logistics - 0 .7%
FedEx Corp. (a)
45,388 14,212,344
NIPPON EXPRESS HOLDINGS,
Inc. (Japan) (2)(a) 153,100 4,770,278
United Parcel Service, Inc., Class
B (a)(b) 22,382 2,406,065
21,388,687
Building Products - 1 .1%
AAON, Inc. (a)(b)
2,766 350,895
AGC, Inc. (Japan) (2)(a)
92,600 4,001,185
Allegion plc (a)(b)
3,951 555,076
Johnson Controls International plc
(a) 21,399 3,126,608
Masco Corp. (a)(b)
89,940 7,318,418
Owens Corning (a)
94,153 14,966,561
Sanwa Holdings Corp. (Japan) (2)
(a) 31,700 743,181
Simpson Manufacturing Co., Inc. (a)
11,306 2,366,911
Trane Technologies plc (a)
988 485,266
33,914,101
Commercial Services & Supplies - 0 .4%
Brambles Ltd. (Australia) (2)(a)
114,690 1,548,554
Clean Harbors, Inc. *(a)(b)
5,797 1,731,854
Copart, Inc. *(a)
13,990 394,378
Dai Nippon Printing Co. Ltd. (Japan)
(2)(a) 138,500 2,541,264
ISS A/S (Denmark) (2)(a)
83,803 3,430,651
Securitas AB, Class B (Sweden) (2)
(a) 45,646 749,630
TOPPAN Holdings, Inc. (Japan) (2)
(a) 113,600 3,602,007
13,998,338
Construction & Engineering - 1 .5%
ACS Actividades de Construccion y
Servicios SA (Spain) (2)(a) 26,487 3,895,095
Bouygues SA (France) (2)(a)
5,032 281,006
Comfort Systems USA, Inc. (a)
6,990 13,853,831
Eiffage SA (France) (2)(a)
17,859 2,634,294
EMCOR Group, Inc. (a)
7,684 6,376,798
Everus Construction Group, Inc.
*(a)(b) 12,481 2,071,222
Fluor Corp. *(a)(b)
67,384 3,530,248
Kajima Corp. (Japan) (2)(a)
76,200 2,777,717
Kandenko Co. Ltd. (Japan) (2)(a)
20,800 868,221
Kinden Corp. (Japan) (2)(a)
112,300 5,543,428
Obayashi Corp. (Japan) (2)(a)
84,400 1,705,601
Shimizu Corp. (Japan) (2)(a)
284,100 4,499,022

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 1.5% (continued)
Worley Ltd. (Australia) (2)(a)
34,798 267,344
48,303,827
Electrical Equipment - 1 .5%
ABB Ltd. (Registered) (Switzerland)
(2)(a) 107,942 11,741,859
Accelleron Industries AG
(Switzerland) (2)(a) 19,796 2,032,979
Acuity, Inc. (a)
13,647 5,140,279
EnerSys (a)
5,624 1,315,004
Fuji Electric Co. Ltd. (Japan) (2)(a)
18,100 1,533,155
Furukawa Electric Co. Ltd. (Japan)
(2)(a) 133,000 4,000,266
GE Vernova, Inc. (a)
899 1,056,199
NIDEC Corp. (Japan) (2)*(a)
227,800 3,744,287
nVent Electric plc (a)
24,033 4,076,237
Siemens Energy AG (Germany) (2)
(a) 42,584 8,118,278
Signify NV (2)(a)(c)
156,954 2,997,316
Vestas Wind Systems A/S
(Denmark) (2)(a) 60,507 1,713,158
Vicor Corp. *(a)
847 321,674
47,790,691
Ground Transportation - 1 .6%
Aurizon Holdings Ltd. (Australia) (2)
(a) 337,338 975,752
Canadian National Railway Co.
(Canada) (a) 18,350 2,189,838
CSX Corp. (a)(b)
64,275 3,054,991
JB Hunt Transport Services, Inc. (a)
37,758 10,928,298
Knight-Swift Transportation
Holdings, Inc., Class A (a) 110,468 8,602,143
Landstar System, Inc. (a)
55,305 11,437,627
Ryder System, Inc. (a)
18,219 4,805,626
Saia, Inc. *(a)(b)
17,164 7,228,790
Schneider National, Inc., Class B (a)
48,986 1,789,458
TFI International, Inc. (Canada) (a)
12,346 1,777,145
52,789,668
Industrial Conglomerates - 0 .3%
3M Co. (a)
57,215 9,263,681
CK Hutchison Holdings Ltd. (United
Kingdom) (2)(a) 148,000 1,254,394
Hikari Tsushin, Inc. (Japan) (2)(a)
2,900 637,232
Honeywell International, Inc. (a)
1,048 234,647
11,389,954
Machinery - 3 .2%
Aalberts NV (Netherlands) (2)(a)
11,870 529,957
Alfa Laval AB (Sweden) (2)(a)
26,530 1,582,665
Allison Transmission Holdings, Inc.
(a)(b) 22,706 2,559,874
Caterpillar, Inc. (a)
15,014 15,988,409
CNH Industrial NV (a)(b)
252,329 2,833,655
Cummins, Inc. (a)
15,165 10,815,830
Daimler Truck Holding AG
(Germany) (2)(a) 36,494 1,760,072
INVESTMENTS SHARES VALUE ($)
Machinery - 3.2% (continued)
Donaldson Co., Inc. (a)(b)
17,812 1,598,983
Dover Corp. (a)(b)
18,914 4,242,032
FANUC Corp. (Japan) (2)(a)
8,100 372,974
Fincantieri SpA (Italy) (2)*(a)
152,077 1,731,211
Gates Industrial Corp. plc *(a)
56,027 1,567,075
GEA Group AG (Germany) (2)(a)
8,548 586,956
Hitachi Construction Machinery Co.
Ltd. (Japan) (2)(a) 111,000 3,638,978
IMI plc (United Kingdom) (2)(a)(b)
52,647 2,073,989
Interpump Group SpA (Italy) (2)(a)
7,442 288,106
KION Group AG (Germany) (2)
8,379 371,954
Knorr-Bremse AG (Germany) (2)(a)
3,255 378,751
Lincoln Electric Holdings, Inc. (a)
9,188 2,439,506
Makita Corp. (Japan) (2)(a)
24,900 895,435
Metso OYJ (Finland) (2)(a)
16,800 292,136
Middleby Corp. (The) *(a)(b)
8,908 1,532,265
Mueller Industries, Inc. (a)
61,166 7,519,136
NGK Corp. (Japan) (2)(a)
65,100 3,068,109
Oshkosh Corp. (a)
25,944 3,981,885
Sandvik AB (Sweden) (2)(a)
61,829 2,553,238
SMC Corp. (Japan) (2)(a)
7,400 3,308,438
Snap-on, Inc. (a)(b)
8,559 3,444,142
Toro Co. (The) (a)
19,962 1,944,698
VAT Group AG (Switzerland) (2)(a)
(c) 601 527,029
Wartsila OYJ Abp (Finland) (2)(a)
244,503 9,338,100
Watts Water Technologies, Inc.,
Class A (a)(b) 2,748 1,075,705
Yangzijiang Shipbuilding Holdings
Ltd. (China) (2) 1,523,800 4,042,345
Yaskawa Electric Corp. (Japan) (2)
(a)(b) 83,700 3,691,834
102,575,472
Marine Transportation - 0 .4%
AP Moller - Maersk A/S, Class B (a)
2,534 6,019,637
Mitsui OSK Lines Ltd. (Japan) (2)(a)
43,400 1,390,295
Nippon Yusen KK (Japan) (2)(a)
137,600 4,450,587
SITC International Holdings Co. Ltd.
(China) (2)(a) 94,000 377,086
12,237,605
Passenger Airlines - 0 .6%
Air France-KLM (France) (2)*(a)
98,218 1,528,930
Deutsche Lufthansa AG
(Registered) (Germany) (2)(a) 448,088 5,134,574
easyJet plc (United Kingdom) (2)(a)
133,416 986,884
International Consolidated Airlines
Group SA (United Kingdom) (2)(a) 1,335,506 8,477,983
Qantas Airways Ltd. (Australia) (2)
(a) 228,967 1,682,286
17,810,657

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Professional Services - 1 .7%
Booz Allen Hamilton Holding Corp.,
Class A (a) 175,318 10,636,543
CACI International, Inc., Class A
*(a)(b) 5,713 2,646,604
Computershare Ltd. (Australia) (2)
(a) 90,807 2,404,838
Concentrix Corp. (a)
121,535 2,722,992
Equifax, Inc. (a)(b)
37,164 5,898,670
Jacobs Solutions, Inc. (a)
33,379 4,205,754
KBR, Inc. (a)(b)
44,464 1,535,342
Leidos Holdings, Inc. (a)
18,061 1,859,741
ManpowerGroup, Inc. (a)
143,981 4,862,238
Maximus, Inc. (a)
28,200 1,516,032
Paylocity Holding Corp. *(a)
10,703 1,118,785
Science Applications International
Corp. (a) 70,845 7,821,997
SS&C Technologies Holdings, Inc.
(a) 81,428 5,052,607
Verisk Analytics, Inc., Class A (a)(b)
10,642 1,910,558
54,192,701
Trading Companies & Distributors - 1 .0%
Applied Industrial Technologies, Inc.
(a) 21,772 7,362,202
Finning International, Inc. (Canada)
(a) 29,772 2,102,985
Rexel SA (France) (2)(a)
8,149 357,012
SGH Ltd. (Australia) (2)(a)
12,660 408,928
Sojitz Corp. (Japan) (2)(a)
198,600 6,371,084
Sumitomo Corp. (Japan) (2)(a)
382,000 3,671,661
Toromont Industries Ltd. (Canada)
(a) 8,144 1,339,216
Toyota Tsusho Corp. (Japan) (2)(a)
58,400 2,173,774
WESCO International, Inc. (a)
20,411 7,050,572
30,837,434
Transportation Infrastructure - 0 .1%
Flughafen Zurich AG (Registered)
(Switzerland) (2)(a) 8,099 2,505,323
Total Industrials 529,864,012
Information Technology - 13 .2%
Communications Equipment - 0 .4%
Cisco Systems, Inc. (a)
58,084 6,822,547
Nokia OYJ (Finland) (2)(a)
46,749 623,455
Telefonaktiebolaget LM Ericsson,
Class B (Sweden) (2)(a) 551,892 6,189,303
13,635,305
Electronic Equipment, Instruments & Components - 2 .2%
Arrow Electronics, Inc. *(a)(b)
45,125 9,630,126
Avnet, Inc. (a)(b)
93,016 8,261,681
Azbil Corp. (Japan) (2)(a)
26,900 286,475
Celestica, Inc. (Canada) *(a)
26,245 9,571,630
Flex Ltd. *(a)(b)
9,039 1,464,951
Hirose Electric Co. Ltd. (Japan) (2)
(a) 15,100 2,711,563
Ingram Micro Holding Corp. (a)
62,067 1,702,498
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 2.2%
(continued)
IPG Photonics Corp. *(a)(b)
7,895 926,241
Jabil, Inc. (a)
5,294 2,040,731
Kyocera Corp. (Japan) (2)(a)
240,700 5,338,252
Murata Manufacturing Co. Ltd.
(Japan) (2)(a) 211,500 15,182,487
Omron Corp. (Japan) (2)(a)
86,900 3,140,566
TD SYNNEX Corp. (a)
18,752 5,013,160
TTM Technologies, Inc. *(a)(b)
9,689 1,812,037
Yokogawa Electric Corp. (Japan)
(2)(a) 128,600 4,519,415
71,601,813
IT Services - 2 .1%
Akamai Technologies, Inc. *(a)(b)
49,730 5,878,583
Cloudflare, Inc., Class A *(a)(b)
18,127 4,446,191
CoreWeave, Inc., Class A *(a)(b)
19,688 1,959,744
DXC Technology Co. *(a)(b)
373,285 3,303,572
Fujitsu Ltd. (Japan) (2)(a)
78,800 1,565,756
Gartner, Inc. *(a)(b)
23,215 3,009,128
GoDaddy, Inc., Class A *(a)
40,543 3,441,290
International Business Machines
Corp. (a)(b) 68,592 19,288,756
Kyndryl Holdings, Inc. *(a)
207,589 2,347,832
Otsuka Corp. (Japan) (2)(a)
15,900 272,215
Snowflake, Inc., Class A *(a)
20,785 5,289,782
VeriSign, Inc. (a)
66,161 16,643,461
67,446,310
Semiconductors & Semiconductor Equipment - 4 .1%
Advanced Micro Devices, Inc. *(a)
2,283 1,326,217
Advantest Corp. (Japan) (2)(a)
21,800 4,484,880
Amkor Technology, Inc. (a)(b)
146,947 12,671,240
ASM International NV (Netherlands)
(2)(a) 3,439 3,954,786
ASML Holding NV (Netherlands) (2)
(a) 5,233 10,362,261
BE Semiconductor Industries NV
(Netherlands) (2)(a) 12,088 3,992,089
Broadcom, Inc. (a)
4,553 1,719,896
Disco Corp. (Japan) (2)(a)
7,900 4,109,848
GLOBALFOUNDRIES, Inc. (a)
111,595 9,196,544
Intel Corp. *(a)(b)
143,128 19,984,963
Kioxia Holdings Corp. (Japan)
(2)*(a) 15,400 8,950,941
Kokusai Electric Corp. (Japan) (2)(a)
35,300 2,425,998
Lam Research Corp. (a)
2,957 1,281,357
Microchip Technology, Inc. (a)(b)
3,069 279,893
Micron Technology, Inc. (a)
12,527 14,459,791
NXP Semiconductors NV
(Netherlands) (a) 2,359 662,950
QUALCOMM, Inc. (a)(b)
1,248 230,618
Rambus, Inc. *(a)(b)
33,770 4,482,630
Rohm Co. Ltd. (Japan) (2)(a)
140,900 4,764,463
STMicroelectronics NV (Singapore)
(2)(a) 113,001 8,358,799
Teradyne, Inc. (a)
13,981 6,764,567

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 4.1% (continued)
Texas Instruments, Inc. (a)
17,405 5,187,908
Tokyo Electron Ltd. (Japan) (2)(a)
3,000 1,454,562
131,107,201
Software - 3 .3%
Atlassian Corp., Class A *(a)(b)
58,718 4,567,673
Commvault Systems, Inc. *(a)
53,774 7,621,389
Docusign, Inc., Class A *(a)
161,454 7,171,787
Dynatrace, Inc. *(a)
150,908 6,626,370
Fortinet, Inc. *(a)
126,160 19,380,699
Gen Digital, Inc. (a)(b)
62,387 1,552,812
InterDigital, Inc. (a)
7,106 2,011,922
Manhattan Associates, Inc. *(a)
17,217 2,397,467
nCino, Inc. *(a)(b)
29,098 475,752
Nutanix, Inc., Class A *(a)
306,137 15,600,742
Oracle Corp. (a)
24,593 3,604,104
Oracle Corp. Japan (Japan) (2)
6,800 348,543
Qualys, Inc. *(a)
16,545 2,274,772
RingCentral, Inc., Class A (a)(b)
97,341 3,794,352
Rubrik, Inc., Class A *(a)
94,088 7,553,385
SentinelOne, Inc., Class A *(a)(b)
49,177 834,534
Synopsys, Inc. *(a)(b)
8,325 3,713,533
Technology One Ltd. (Australia) (2)
(a) 104,878 2,151,573
Temenos AG (Registered)
(Switzerland) (2)(a) 20,941 1,713,185
Zoom Communications, Inc., Class
A *(a) 126,237 10,895,515
104,290,109
Technology Hardware, Storage & Peripherals - 1 .1%
Brother Industries Ltd. (Japan) (2)(a)
53,600 1,219,332
Dell Technologies, Inc., Class C (a)
7,625 3,289,883
Hewlett Packard Enterprise Co. (a)
121,894 5,498,638
Sandisk Corp. *(a)
2,565 5,832,117
Seagate Technology Holdings plc
(a)(b) 15,720 15,169,800
Seiko Epson Corp. (Japan) (2)(a)
289,600 4,847,317
35,857,087
Total Information Technology 423,937,825
Materials - 4 .9%
Chemicals - 1 .4%
Ashland, Inc. (a)(b)
14,660 965,947
CF Industries Holdings, Inc. (a)(b)
28,500 3,085,410
Dow, Inc. (a)(b)
13,853 379,018
DSM-Firmenich AG (Switzerland)
(2)(a) 41,176 3,908,318
DuPont de Nemours, Inc.
5,326 722,419
Evonik Industries AG (Germany) (2)
(a) 208,125 3,776,531
Huntsman Corp. (a)(b)
260,749 2,769,154
LANXESS AG (Germany) (2)(a)
84,359 1,463,085
LyondellBasell Industries NV, Class
A (a) 75,432 3,971,495
INVESTMENTS SHARES VALUE ($)
Chemicals - 1.4% (continued)
Mitsubishi Chemical Group Corp.
(Japan) (2)(a) 276,700 1,941,588
Mitsui Chemicals, Inc. (Japan) (2)(a)
123,200 1,632,962
Mosaic Co. (The) (a)(b)
277,110 5,871,961
NewMarket Corp. (a)
2,166 1,713,826
Nissan Chemical Corp. (Japan) (2)
(a) 52,100 2,740,638
Olin Corp. (a)(b)
123,963 2,456,947
Scotts Miracle-Gro Co. (The) (a)
33,905 2,309,270
Shin-Etsu Chemical Co. Ltd. (Japan)
(2)(a) 6,000 261,537
Tosoh Corp. (Japan) (2)(a)
29,500 535,750
Umicore SA (Belgium) (2)(a)
59,378 1,377,547
Yara International ASA (Brazil) (2)(a)
23,188 1,019,758
42,903,161
Construction Materials - 0 .3%
Eagle Materials, Inc. (a)(b)
26,470 5,955,750
Heidelberg Materials AG (Germany)
(2)(a) 9,003 1,717,503
Holcim AG (2)(a)
26,985 2,433,041
10,106,294
Containers & Packaging - 0 .7%
AptarGroup, Inc. (a)(b)
7,578 948,766
Ball Corp. (a)(b)
103,501 6,458,462
Crown Holdings, Inc. (a)
25,056 2,801,762
International Paper Co. (a)(b)
262,374 9,996,449
Packaging Corp. of America (a)(b)
12,597 3,001,613
23,207,052
Metals & Mining - 2 .5%
Acerinox SA (2)(a)
174,669 3,062,164
Alamos Gold, Inc., Class A (Canada)
(a) 45,815 1,389,067
Alcoa Corp. (a)
126,242 6,582,258
Anglo American plc (South Africa)
(2)(a)(b) 67,268 3,299,663
ArcelorMittal SA (Luxembourg) (2)
(a)(b) 64,136 3,866,955
Aurubis AG (Germany) (2)(a)
13,739 2,847,723
Barrick Mining Corp. (Canada) (a)
56,655 2,083,242
BHP Group Ltd. (Australia) (2)(a)
240,254 10,012,095
Boliden AB (Sweden) (2)(a)
88,689 5,011,241
Endeavour Mining plc (Ivory Coast)
(2)(a) 44,237 2,166,774
Evolution Mining Ltd. (Australia) (2)
(a) 332,962 2,753,180
Freeport-McMoRan, Inc. (a)
112,764 7,091,728
Glencore plc (Australia) (2)(a)
752,815 5,133,015
IAMGOLD Corp. (Burkina Faso) *(a)
16,662 264,454
Kinross Gold Corp. (Canada) (a)
84,575 2,002,488
Lundin Gold, Inc. (Canada) (a)
21,396 1,154,245
LunR Royalties Corp. (Canada) *
4,468 59,542
Mitsui Kinzoku Co. Ltd. (Japan) (2)
(a) 14,200 3,799,779
Newmont Corp. (a)
40,484 3,781,206
Norsk Hydro ASA (Norway) (2)(a)
414,462 3,750,377

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 2.5% (continued)
OceanaGold Corp. (Australia) (a)
15,632 391,833
Pan American Silver Corp. (Canada)
(a) 27,170 1,218,028
South32 Ltd. (Australia) (2)(a)
1,546,487 4,199,339
SSAB AB, Class B (Sweden) (2)(a)
221,588 2,049,072
Wheaton Precious Metals Corp.
(Brazil) (a) 22,687 2,552,078
80,521,546
Paper & Forest Products - 0 .0% †
Oji Holdings Corp. (Japan) (2)(a) 259,800 1,276,286
Total Materials 158,014,339
Real Estate - 2 .5%
Diversified REITs - 0 .0% †
WP Carey, Inc., REIT (a) 10,535 753,253
Health Care REITs - 0 .4%
Alexandria Real Estate Equities,
Inc., REIT (a) 187,614 9,915,400
Medical Properties Trust, Inc., REIT
173,521 801,667
Omega Healthcare Investors, Inc.,
REIT (a)(b) 34,976 1,667,656
Sabra Health Care REIT, Inc., REIT
(a)(b) 45,118 880,252
13,264,975
Hotel & Resort REITs - 0 .2%
Host Hotels & Resorts, Inc., REIT
(a) 114,631 2,717,901
Park Hotels & Resorts, Inc., REIT
(a) 172,663 2,460,448
5,178,349
Industrial REITs - 0 .3%
First Industrial Realty Trust, Inc.,
REIT (a) 17,108 1,048,891
Lineage, Inc., REIT (a)
179,430 7,760,348
8,809,239
Office REITs - 0 .6%
COPT Defense Properties, REIT (a)
56,333 2,049,958
Cousins Properties, Inc., REIT (a)
186,671 5,596,397
Kilroy Realty Corp., REIT (a)
84,205 3,155,161
Vornado Realty Trust, REIT (a)(b)
185,112 7,274,902
18,076,418
Real Estate Management & Development - 0 .3%
CBRE Group, Inc., Class A *(a)
55,028 7,411,721
Howard Hughes Holdings, Inc. *(a)
(b) 18,629 1,331,787
Jones Lang LaSalle, Inc. *(a)(b)
1,963 608,432
9,351,940
Residential REITs - 0 .0% †
Camden Property Trust, REIT (a) 7,461 854,210
INVESTMENTS SHARES VALUE ($)
Retail REITs - 0 .1%
Kite Realty Group Trust, REIT (a)
25,970 737,029
NNN REIT, Inc., REIT (a)
38,510 1,791,870
2,528,899
Specialized REITs - 0 .6%
American Tower Corp., REIT (a)(b)
11,236 1,837,873
Crown Castle, Inc., REIT (a)
39,444 2,987,094
CubeSmart, REIT (a)
24,512 974,842
EPR Properties, REIT (a)
32,794 1,902,380
Gaming and Leisure Properties, Inc.,
REIT (a)(b) 25,585 1,139,300
Iron Mountain, Inc., REIT (a)(b)
40,049 5,058,589
Lamar Advertising Co., Class A,
REIT (a)(b) 22,636 3,530,763
Millrose Properties, Inc., Class A,
REIT (a) 58,361 1,753,748
19,184,589
Total Real Estate 78,001,872
Utilities - 3 .6%
Electric Utilities - 2 .1%
Chubu Electric Power Co., Inc.
(Japan) (2)(a) 482,100 9,108,971
Edison International (a)
171,043 12,734,151
EDP SA (Portugal) (2)
269,198 1,406,269
Endesa SA (Spain) (2)(a)
10,375 471,400
Enel SpA (Italy) (2)(a)
904,150 10,370,952
Evergy, Inc. (a)(b)
74,593 6,447,073
Eversource Energy (a)
38,235 2,763,243
Fortum OYJ (Finland) (2)(a)
120,341 2,784,029
Kyushu Electric Power Co., Inc.
(Japan) (2)(a) 283,400 2,872,692
NRG Energy, Inc. (a)
7,335 1,071,350
OGE Energy Corp. (a)
33,490 1,629,623
PG&E Corp. (a)
464,135 7,806,751
Portland General Electric Co. (a)
99,077 5,135,161
PPL Corp. (a)(b)
50,918 1,850,869
66,452,534
Gas Utilities - 0 .6%
Atmos Energy Corp. (a)(b)
21,089 3,633,002
Enagas SA (Spain) (a)
34,996 678,170
Italgas SpA (Italy) (a)(b)
236,512 2,738,868
National Fuel Gas Co. (a)
16,708 1,290,025
Naturgy Energy Group SA (Spain)
(2)(a) 75,950 2,380,592
New Jersey Resources Corp. (a)(b)
36,608 2,051,512
ONE Gas, Inc. (a)
18,120 1,396,509
Southwest Gas Holdings, Inc. (a)(b)
14,808 1,313,174
Spire, Inc. (a)(b)
15,104 1,179,471
Tokyo Gas Co. Ltd. (Japan) (2)(a)
59,400 2,249,227
18,910,550

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Independent Power and Renewable Electricity Producers - 0 .1%
Capital Power Corp. (Canada) (a)
7,662 399,294
Orsted A/S (Denmark) (2)*(c)
18,762 421,763
RWE AG (Germany) (2)
20,848 1,348,241
2,169,298
Multi-Utilities - 0 .7%
A2A SpA (Italy) (2)(a)
1,092,837 2,818,609
AGL Energy Ltd. (Australia) (2)(a)
235,547 1,362,933
Ameren Corp. (a)(b)
42,809 4,839,129
Centrica plc (United Kingdom) (a)
1,320,215 2,991,924
DTE Energy Co. (a)
25,802 3,931,451
E.ON SE (Germany) (2)(a)
130,560 2,684,822
NiSource, Inc. (a)
59,508 2,829,605
Public Service Enterprise Group,
Inc. (a)(b) 38,142 3,095,605
24,554,078
Water Utilities - 0 .1%
American Water Works Co., Inc. (a)
(b) 20,896 2,749,496
Total Utilities 114,835,956
TOTAL COMMON STOCKS
(Cost $2,063,774,495) 2,679,699,392
NO. OF
RIGHTS
RIGHTS - 0.0% †
Health Care - 0 .0% †
Biotechnology - 0 .0% †
Apellis Pharmaceuticals, Inc., CVR
(2)* 400 12
Industrials - 0 .0% †
Construction & Engineering - 0 .0% †
ACS Actividades de Construccion
y Servicios SA, expiring 7/13/2026
(Spain) * 26,487 55,595
TOTAL RIGHTS
(Cost $56,601) 55,607
SHARES
SHORT-TERM INVESTMENTS - 73.7%
INVESTMENT COMPANIES - 17 .3%
BlackRock Liquidity Funds Treasury
Trust Fund Portfolio, 3.55% (d)(e) 65,215,118 65,215,118
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.52% (d)(e) 580 580
Limited Purpose Cash Investment
Fund, 3.64% (d)(f) 489,512,890 489,512,890
TOTAL INVESTMENT COMPANIES
(Cost $554,719,328) 554,728,588
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 56 .4%
U.S. Treasury Bills
3.56%, 7/2/2026 (2)(g) $ 11,040,000 11,038,896
3.55%, 7/16/2026 (2)(g) 29,591,000 29,546,626
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 56.4% (continued)
3.58%, 7/23/2026 (2)(g) $ 26,000,000 25,942,985
3.59%, 8/6/2026 (2)(g) 103,843,000 103,467,608
3.56%, 8/13/2026 (2)(g) 61,927,000 61,657,085
3.56%, 8/20/2026 (2)(g) 10,000,000 9,948,945
3.59%, 8/27/2026 (2)(g) 10,674,000 10,611,958
3.60%, 9/3/2026 (2)(g)(h) 51,753,000 51,416,720
3.60%, 9/10/2026 (2)(g) 73,573,000 73,044,102
3.64%, 9/17/2026 (2)(g)(h) 135,000,000 133,933,720
3.69%, 9/24/2026 (2)(g) 273,893,000 271,528,435
3.66%, 10/1/2026 (2)(g) 221,007,000 218,897,488
3.68%, 10/8/2026 (2)(g) 43,920,000 43,470,879
3.68%, 10/15/2026 (2)(g) 66,762,000 66,035,550
3.66%, 10/22/2026 (2)(g)(h) 85,717,000 84,708,981
3.66%, 10/29/2026 (2)(g)(h) 94,358,000 93,174,908
3.68%, 11/5/2026 (2)(g)(h) 33,539,000 33,094,715
3.68%, 11/12/2026 (2)(g)(h) 77,968,000 76,877,955
3.68%, 11/19/2026 (2)(g)(h) 90,275,000 88,942,899
3.72%, 11/27/2026 (2)(g)(h) 57,489,000 56,591,964
3.73%, 12/3/2026 (2)(g)(h) 50,000,000 49,184,923
3.76%, 12/10/2026 (2)(g)(h) 90,000,000 88,458,975
3.75%, 12/17/2026 (2)(g)(h) 70,000,000 68,749,635
3.92%, 12/24/2026 (2)(g)(h) 50,000,000 49,062,148
3.92%, 12/31/2026 (2)(g) 6,258,000 6,136,282
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,806,082,835) 1,805,524,382
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,360,802,163) 2,360,252,970
TOTAL LONG POSITIONS
(Cost $4,424,633,259) 5,040,007,969
SHARES
SHORT POSITIONS - (83.6)%
COMMON STOCKS - (83.4)%
Communication Services - ( 3 .2 ) %
Diversified Telecommunication Services - ( 0 .3 ) %
AST SpaceMobile, Inc.
(25,756) (2,288,678)
BCE, Inc. (Canada)
(63,375) (1,365,138)
Cellnex Telecom SA (Spain) (2)(c)
(71,366) (2,133,535)
Comcast Corp., Class A
(89,767) (2,203,780)
Infrastrutture Wireless Italiane SpA
(Italy) (2)(c) (215,654) (1,519,155)
(9,510,286)
Entertainment - ( 2 .0 ) %
Capcom Co. Ltd. (Japan) (2)
(301,900) (5,553,564)
CTS Eventim AG & Co. KGaA
(Germany) (2) (37,774) (2,206,333)
Embracer Group AB (Sweden) (2)
(6,458) (42,047)
Konami Group Corp. (Japan) (2)
(59,300) (6,496,134)
Liberty Media Corp-Liberty Formula
One, Class A (27,270) (2,387,216)
Live Nation Entertainment, Inc.
(2,899) (530,836)
Madison Square Garden Sports
Corp., Class A (8,554) (3,437,339)
Netflix, Inc.
(263,941) (18,845,387)
Nexon Co. Ltd. (Japan) (2)
(86,000) (1,142,948)
Nintendo Co. Ltd. (Japan) (2)
(180,400) (7,584,018)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Entertainment - (2.0)% (continued)
Toho Co. Ltd. (Japan)
(246,500) (1,971,606)
Universal Music Group NV
(Netherlands) (2) (214,339) (4,490,305)
Walt Disney Co. (The)
(104,957) (10,102,111)
(64,789,844)
Interactive Media & Services - ( 0 .3 ) %
Autotrader Group plc (United
Kingdom) (2)(c) (30,037) (198,900)
CAR Group Ltd. (Australia) (2)
(139,752) (2,494,722)
LY Corp. (Japan) (2)
(382,000) (1,016,716)
Match Group, Inc.
(30,226) (1,150,099)
Meta Platforms, Inc., Class A
(490) (276,012)
Pinterest, Inc., Class A
(186,586) (3,923,904)
REA Group Ltd. (Australia) (2)
(6,283) (605,265)
Reddit, Inc., Class A
(3,505) (608,398)
Scout24 SE (Germany) (2)(c)
(5,645) (467,150)
(10,741,166)
Media - ( 0 .4 ) %
Dentsu Group, Inc. (Japan) (2)
(24,300) (464,936)
EchoStar Corp., Class A
(16,449) (1,669,574)
Fox Corp., Class A
(126,033) (6,573,881)
Informa plc (United Kingdom) (2)
(27,361) (328,265)
Publicis Groupe SA (France) (2)
(8,658) (855,609)
Trade Desk, Inc. (The), Class A
(53,053) (959,198)
(10,851,463)
Wireless Telecommunication Services - ( 0 .2 ) %
Rogers Communications, Inc., Class
B (Canada) (130,775) (4,254,510)
SoftBank Corp. (Japan) (2)
(1,148,200) (1,466,170)
Tele2 AB, Class B (Sweden) (2)
(54,169) (942,649)
(6,663,329)
Total Communication Services (102,556,088)
Consumer Discretionary - ( 10 .9 ) %
Automobile Components - ( 0 .7 ) %
Aisin Corp. (Japan) (2)
(163,000) (2,213,001)
Aptiv plc
(79,829) (4,899,904)
Bridgestone Corp. (Japan) (2)
(24,600) (518,706)
Cie Generale des Etablissements
Michelin SCA (France) (2) (22,245) (859,331)
Gentex Corp.
(156,746) (3,960,971)
QuantumScape Corp.
(430,962) (3,258,073)
Schaeffler AG (Germany) (2)
(18,405) (179,145)
Versigent plc
(27,470) (1,154,015)
Visteon Corp.
(8,563) (849,535)
Yokohama Rubber Co. Ltd. (The)
(Japan) (2) (91,600) (4,131,729)
(22,024,410)
Automobiles - ( 1 .4 ) %
Bayerische Motoren Werke AG
(Germany) (2) (63,993) (4,201,058)
Ferrari NV (Italy) (2)
(13,214) (4,911,581)
Isuzu Motors Ltd. (Japan) (2)
(199,300) (2,653,919)
INVESTMENTS SHARES VALUE ($)
Automobiles - (1.4)% (continued)
Mercedes-Benz Group AG
(Germany) (2) (45,004) (2,263,643)
Renault SA (France) (2)
(32,483) (933,153)
Stellantis NV (2)
(47,425) (270,907)
Suzuki Motor Corp. (Japan) (2)
(529,300) (6,402,274)
Tesla, Inc.
(10,104) (4,249,742)
Thor Industries, Inc.
(67,781) (5,094,420)
Toyota Motor Corp. (Japan) (2)
(681,800) (11,421,859)
Yamaha Motor Co. Ltd. (Japan) (2)
(466,700) (3,543,755)
(45,946,311)
Broadline Retail - ( 1 .2 ) %
Amazon.com, Inc.
(17,764) (4,233,872)
B&M European Value Retail plc
(United Kingdom) (2) (32,796) (84,900)
Harvey Norman Holdings Ltd.
(Australia) (2) (84,289) (281,480)
MercadoLibre, Inc. (Brazil)
(4,295) (7,290,290)
Ollie's Bargain Outlet Holdings, Inc.
(31,225) (2,400,578)
Prosus NV (China) (2)
(343,772) (14,938,133)
Rakuten Group, Inc. (Japan) (2)
(1,090,000) (5,087,770)
Ryohin Keikaku Co. Ltd. (Japan) (2)
(60,900) (1,331,155)
Sea Ltd., ADR (Singapore)
(30,068) (2,881,416)
(38,529,594)
Distributors - ( 0 .1 ) %
D'ieteren Group (Belgium) (2) (11,538) (2,252,335)
Hotels, Restaurants & Leisure - ( 3 .1 ) %
Accor SA (France) (2)
(18,152) (1,052,906)
Amadeus IT Group SA (Spain) (2)
(58,886) (3,444,905)
Cava Group, Inc.
(47,984) (3,765,784)
Choice Hotels International, Inc.
(2,877) (317,247)
Churchill Downs, Inc.
(17,732) (1,589,496)
Delivery Hero SE (South Korea) (2)
(c) (33,565) (1,373,574)
DoorDash, Inc., Class A
(45,118) (8,325,625)
Dutch Bros, Inc., Class A
(103,571) (7,437,433)
Entain plc (United Kingdom) (2)
(76,221) (564,820)
FDJ UNITED (France) (2)
(8,952) (218,817)
Hyatt Hotels Corp., Class A
(27,153) (5,263,338)
Marriott International, Inc., Class A
(24,838) (9,204,714)
McDonald's Corp.
(51,977) (14,049,903)
Norwegian Cruise Line Holdings Ltd.
(277,151) (5,850,658)
Oriental Land Co. Ltd. (Japan) (2)
(540,300) (8,227,661)
Planet Fitness, Inc., Class A
(103,934) (5,422,237)
Skylark Holdings Co. Ltd. (Japan)
(2) (42,000) (725,259)
Sodexo SA (France) (2)
(5,457) (315,637)
Whitbread plc (United Kingdom) (2)
(14,828) (469,458)
Wingstop, Inc.
(50,669) (8,786,511)
Wynn Resorts Ltd.
(17,647) (1,713,347)
Yum! Brands, Inc.
(60,017) (9,594,318)
Zensho Holdings Co. Ltd. (Japan)
(2) (29,900) (1,488,587)
(99,202,235)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Household Durables - ( 0 .8 ) %
Barratt Redrow plc (United
Kingdom) (2) (53,048) (197,835)
Bellway plc (United Kingdom)
(14,261) (366,602)
Berkeley Group Holdings plc (United
Kingdom) (2) (4,316) (200,192)
DR Horton, Inc.
(4,258) (693,543)
KB Home
(10,003) (626,088)
Open House Group Co. Ltd. (Japan)
(2) (15,800) (825,040)
Persimmon plc (United Kingdom) (2)
(16,994) (236,939)
PulteGroup, Inc.
(12,902) (1,770,284)
SEB SA (France) (2)
(4,937) (260,195)
Sekisui House Ltd. (Japan) (2)
(37,500) (779,611)
SharkNinja, Inc.
(38,389) (5,845,493)
Somnigroup International, Inc.
(114,811) (9,001,182)
Sony Group Corp. (Japan) (2)
(176,500) (3,551,897)
Sumitomo Forestry Co. Ltd. (Japan)
(2) (44,000) (367,332)
(24,722,233)
Leisure Products - ( 0 .2 ) %
Shimano, Inc. (Japan) (2) (53,800) (5,738,328)
Specialty Retail - ( 2 .0 ) %
Auto1 Group SE (Germany) (2)(c)
(39,014) (1,034,643)
Carvana Co., Class A
(81,029) (5,333,329)
Chewy, Inc., Class A
(141,235) (2,775,268)
Dick's Sporting Goods, Inc.
(6,733) (1,527,112)
Five Below, Inc.
(13,444) (2,417,097)
Floor & Decor Holdings, Inc., Class
A (28,898) (1,715,385)
Home Depot, Inc. (The)
(21,886) (7,718,755)
Industria de Diseno Textil SA (Spain)
(2) (30,780) (1,940,135)
JD Sports Fashion plc (United
Kingdom) (2) (555,687) (624,574)
Lowe's Cos., Inc.
(43,019) (9,485,259)
Nitori Holdings Co. Ltd. (Japan) (2)
(152,500) (2,259,795)
O'Reilly Automotive, Inc.
(26,210) (2,413,679)
RH
(3,610) (594,675)
Sanrio Co. Ltd. (Japan)
(847,800) (5,735,601)
Tractor Supply Co.
(112,579) (3,558,622)
Ulta Beauty, Inc.
(7,735) (3,488,330)
Valvoline, Inc.
(188,454) (7,451,471)
ZOZO, Inc. (Japan)
(619,000) (4,374,249)
(64,447,979)
Textiles, Apparel & Luxury Goods - ( 1 .4 ) %
Asics Corp. (Japan) (2)
(373,400) (10,155,998)
Burberry Group plc (United
Kingdom) (2) (29,013) (409,876)
Cie Financiere Richemont SA
(Registered) (Switzerland) (2) (14,346) (3,311,464)
Crocs, Inc.
(9,196) (1,109,405)
Gildan Activewear, Inc. (Canada)
(10,959) (565,008)
Hermes International SCA (France)
(2) (6,806) (12,446,096)
Kering SA (France) (2)
(4,696) (1,328,342)
INVESTMENTS SHARES VALUE ($)
Textiles, Apparel & Luxury Goods - (1.4)% (continued)
Lululemon Athletica, Inc.
(45,922) (5,243,374)
LVMH Moet Hennessy Louis Vuitton
SE (France) (2) (8,877) (4,909,517)
Moncler SpA (Italy) (2)
(6,173) (359,252)
NIKE, Inc., Class B
(108,572) (4,456,881)
Puma SE (Germany) (2)
(12,958) (393,861)
(44,689,074)
Total Consumer Discretionary (347,552,499)
Consumer Staples - ( 4 .7 ) %
Beverages - ( 1 .3 ) %
Brown-Forman Corp., Class B
(163,591) (4,359,700)
Celsius Holdings, Inc.
(85,153) (2,493,280)
Coca-Cola Co. (The)
(60,685) (4,931,870)
Constellation Brands, Inc., Class A
(61,500) (8,554,035)
Diageo plc (United Kingdom) (2)
(283,432) (5,708,349)
Heineken NV (Netherlands) (2)
(30,763) (2,582,942)
Keurig Dr Pepper, Inc.
(196,595) (6,434,554)
Monster Beverage Corp.
(2,793) (268,463)
Pernod Ricard SA (France) (2)
(45,597) (3,314,345)
Remy Cointreau SA (France) (2)
(22,758) (1,119,221)
Suntory Beverage & Food Ltd.
(Japan) (2) (45,800) (1,276,272)
Treasury Wine Estates Ltd.
(Australia) (2) (595,501) (1,970,138)
(43,013,169)
Consumer Staples Distribution & Retail - ( 0 .9 ) %
Aeon Co. Ltd. (Japan) (2)
(481,900) (3,985,381)
Alimentation Couche-Tard, Inc.
(Canada) (13,878) (884,591)
Axfood AB (Sweden) (2)
(28,753) (763,569)
Endeavour Group Ltd. (Australia) (2)
(665,766) (1,497,550)
Jeronimo Martins SGPS SA
(Portugal) (2) (115,905) (2,219,824)
Kobe Bussan Co. Ltd. (Japan) (2)
(143,200) (2,315,073)
Koninklijke Ahold Delhaize NV
(Netherlands) (23,724) (954,710)
Loblaw Cos. Ltd. (Canada)
(11,080) (502,653)
Maplebear, Inc.
(43,672) (2,067,869)
MatsukiyoCocokara & Co. (Japan)
(43,200) (638,057)
Performance Food Group Co.
(14,817) (1,656,392)
US Foods Holding Corp.
(45,298) (4,631,720)
Walmart, Inc.
(55,468) (6,282,306)
(28,399,695)
Food Products - ( 1 .3 ) %
AAK AB (Sweden) (2)
(46,838) (1,105,496)
Associated British Foods plc (United
Kingdom) (2) (54,189) (1,424,552)
Bunge Global SA
(5,725) (611,029)
Chocoladefabriken Lindt & Spruengli
AG (Switzerland) (2) (538) (6,249,819)
Conagra Brands, Inc.
(75,241) (1,012,744)
Danone SA (France) (2)
(5,911) (483,155)
Freshpet, Inc.
(59,848) (3,538,214)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Food Products - (1.3)% (continued)
Hormel Foods Corp.
(125,640) (3,118,385)
Kikkoman Corp. (Japan) (2)
(527,100) (5,407,172)
Kraft Heinz Co. (The)
(46,563) (1,099,818)
Lamb Weston Holdings, Inc.
(12,812) (553,222)
Mondelez International, Inc., Class A
(112,363) (6,499,076)
Mowi ASA (Norway) (2)
(32,620) (602,594)
Nissin Foods Holdings Co. Ltd.
(Japan) (2) (178,100) (3,049,213)
Orkla ASA (Norway) (2)
(51,868) (545,322)
Post Holdings, Inc.
(24,277) (2,142,688)
Salmar ASA (Norway) (2)
(8,555) (400,387)
Yakult Honsha Co. Ltd. (Japan) (2)
(196,900) (3,311,629)
(41,154,515)
Household Products - ( 0 .6 ) %
Kimberly-Clark Corp.
(14,553) (1,597,483)
Procter & Gamble Co. (The)
(100,428) (14,726,762)
Unicharm Corp. (Japan) (2)
(210,400) (1,219,254)
(17,543,499)
Personal Care Products - ( 0 .4 ) %
Beiersdorf AG (Germany) (2)
(14,627) (1,259,730)
Coty, Inc., Class A
(203,445) (439,441)
elf Beauty, Inc.
(49,540) (3,665,960)
Estee Lauder Cos., Inc. (The), Class
A (19,384) (1,530,367)
L'Oreal SA (France) (2)
(9,152) (4,011,842)
Shiseido Co. Ltd. (Japan) (2)
(60,600) (978,143)
Unilever plc (United Kingdom) (2)
(27,730) (1,665,675)
(13,551,158)
Tobacco - ( 0 .2 ) %
British American Tobacco plc (United
Kingdom) (2) (50,394) (3,118,531)
Japan Tobacco, Inc. (Japan) (2)
(73,200) (2,701,043)
(5,819,574)
Total Consumer Staples (149,481,610)
Energy - ( 2 .5 ) %
Energy Equipment & Services - ( 0 .3 ) %
Baker Hughes Co., Class A
(76,721) (4,258,016)
Tenaris SA (2)
(128,321) (3,552,226)
Weatherford International plc
(36,041) (2,937,341)
(10,747,583)
Oil, Gas & Consumable Fuels - ( 2 .2 ) %
Aker BP ASA (Norway) (2)
(22,800) (695,619)
Ampol Ltd. (Australia) (2)
(49,528) (1,121,084)
Antero Resources Corp.
(30,343) (1,066,253)
Bollore SE (France) (2)
(109,510) (507,735)
Cameco Corp. (Canada)
(9,776) (996,452)
Cheniere Energy, Inc.
(5,303) (1,267,470)
Chord Energy Corp.
(16,288) (1,861,718)
Devon Energy Corp.
(291,745) (12,054,903)
Diamondback Energy, Inc.
(13,627) (2,395,354)
DT Midstream, Inc.
(16,692) (2,449,384)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - (2.2)% (continued)
EQT Corp.
(59,635) (3,170,793)
Expand Energy Corp.
(25,488) (2,324,251)
HF Sinclair Corp.
(29,712) (2,069,441)
Imperial Oil Ltd. (Canada)
(18,832) (2,114,708)
Keyera Corp. (Canada)
(21,768) (874,404)
Marathon Petroleum Corp.
(4,755) (1,215,711)
Matador Resources Co.
(74,580) (3,712,593)
Neste OYJ (Finland) (2)
(183,648) (5,996,110)
NexGen Energy Ltd. (Canada)
(232,032) (2,179,211)
ONEOK, Inc.
(104,180) (9,057,409)
PBF Energy, Inc., Class A
(71,891) (3,272,478)
Permian Resources Corp., Class A
(53,496) (984,861)
Range Resources Corp.
(26,977) (1,003,275)
Santos Ltd. (Australia) (2)
(406,974) (2,018,951)
Targa Resources Corp.
(1,701) (456,106)
Texas Pacific Land Corp.
(3,794) (1,660,406)
Tourmaline Oil Corp. (Canada)
(11,995) (501,536)
Woodside Energy Group Ltd.
(Australia) (2) (190,511) (3,684,299)
(70,712,515)
Total Energy (81,460,098)
Financials - ( 12 .7 ) %
Banks - ( 4 .4 ) %
AL Sydbank (Denmark) (2)
(12,675) (1,118,552)
ANZ Group Holdings Ltd. (Australia)
(2) (145,978) (3,562,506)
Banco Santander SA (Spain) (2)
(845,607) (11,736,904)
Bank of Montreal (Canada)
(3,171) (560,462)
Bank OZK
(13,068) (680,712)
BPER Banca SpA (Italy) (2)
(17,277) (271,441)
Commonwealth Bank of Australia
(Australia) (2) (73,129) (8,334,093)
Fifth Third Bancorp
(134,953) (7,607,301)
FinecoBank Banca Fineco SpA
(Italy) (2) (69,897) (1,757,490)
First Citizens BancShares, Inc.,
Class A (2,333) (4,854,483)
First Financial Bankshares, Inc.
(32,202) (1,114,189)
Glacier Bancorp, Inc.
(63,950) (3,298,541)
HSBC Holdings plc (United
Kingdom) (2) (169,184) (3,199,150)
Huntington Bancshares, Inc.
(142,858) (2,532,872)
International Bancshares Corp.
(7,295) (554,055)
Japan Post Bank Co. Ltd. (Japan)
(2) (200,200) (3,810,277)
M&T Bank Corp.
(12,575) (2,992,976)
Mebuki Financial Group, Inc.
(Japan) (2) (92,400) (811,193)
Mitsubishi UFJ Financial Group, Inc.
(Japan) (2) (823,400) (16,404,544)
National Australia Bank Ltd.
(Australia) (2) (254,656) (6,686,957)
National Bank of Canada (Canada)
(34,783) (5,491,459)
Old National Bancorp
(252,724) (6,545,552)
Pinnacle Financial Partners, Inc.
(31,734) (3,201,326)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Banks - (4.4)% (continued)
Rakuten Bank Ltd. (Japan) (2)
(125,100) (4,004,462)
Regions Financial Corp.
(141,566) (4,275,293)
SOUTHSTATE BANK Corp.
(14,877) (1,486,212)
Standard Chartered plc (United
Kingdom) (2) (61,190) (1,654,735)
Sumitomo Mitsui Financial Group,
Inc. (Japan) (2) (193,300) (7,577,178)
Truist Financial Corp.
(108,626) (5,411,747)
UMB Financial Corp.
(12,382) (1,767,654)
Valley National Bancorp
(190,298) (2,787,866)
Wells Fargo & Co.
(36,019) (2,976,610)
Westpac Banking Corp. (Australia)
(2) (404,364) (9,852,598)
(138,921,390)
Capital Markets - ( 2 .4 ) %
Blackstone, Inc.
(20,764) (2,443,300)
Blue Owl Capital, Inc., Class A
(112,286) (982,502)
Brookfield Asset Management Ltd.,
Class A (Canada) (40,452) (1,814,600)
Cboe Global Markets, Inc.
(1,555) (377,352)
Charles Schwab Corp. (The)
(51,225) (4,726,531)
Coinbase Global, Inc., Class A
(14,664) (2,143,730)
CVC Capital Partners plc
(Luxembourg) (2)(c) (86,229) (1,254,433)
Daiwa Securities Group, Inc.
(Japan) (2) (364,700) (3,617,001)
EQT AB (Sweden) (2)
(33,879) (958,421)
FactSet Research Systems, Inc.
(13,282) (3,055,923)
Freedom Holding Corp.
(Kazakhstan) (4,195) (547,322)
Hamilton Lane, Inc., Class A
(44,059) (3,473,171)
Houlihan Lokey, Inc., Class A
(4,622) (619,949)
Intercontinental Exchange, Inc.
(43,948) (5,410,438)
Julius Baer Group Ltd. (Switzerland)
(2) (7,669) (662,601)
KKR & Co., Inc.
(47,691) (4,377,080)
LPL Financial Holdings, Inc.
(28,357) (7,987,600)
Moody's Corp.
(12,319) (5,579,521)
Nordnet AB publ (Sweden) (2)
(31,140) (1,184,375)
Partners Group Holding AG
(Switzerland) (2) (10,971) (8,986,176)
Robinhood Markets, Inc., Class A
(15,264) (1,530,674)
S&P Global, Inc.
(11,335) (4,616,292)
SEI Investments Co.
(20,960) (1,838,402)
T. Rowe Price Group, Inc.
(28,587) (3,250,056)
TMX Group Ltd. (Canada)
(12,004) (392,981)
TPG, Inc.
(81,727) (3,314,030)
Tradeweb Markets, Inc., Class A
(4,351) (433,621)
(75,578,082)
Consumer Finance - ( 0 .4 ) %
FirstCash Holdings, Inc.
(1,994) (431,342)
SLM Corp.
(58,668) (1,521,848)
SoFi Technologies, Inc.
(351,714) (6,306,232)
INVESTMENTS SHARES VALUE ($)
Consumer Finance - (0.4)% (continued)
Synchrony Financial
(59,493) (4,524,443)
(12,783,865)
Financial Services - ( 1 .5 ) %
Adyen NV (Netherlands) (2)(c)
(6,291) (5,901,697)
Affirm Holdings, Inc., Class A
(87,026) (7,096,970)
Apollo Global Management, Inc.
(15,830) (1,872,847)
Block, Inc., Class A
(5,115) (388,740)
Edenred SE (France) (2)
(42,339) (1,088,372)
EXOR NV (Netherlands) (2)
(22,920) (1,755,947)
Jack Henry & Associates, Inc.
(12,324) (1,697,508)
Mastercard, Inc., Class A
(10,394) (5,338,358)
Mitsubishi HC Capital, Inc. (Japan)
(2) (66,100) (536,933)
Rocket Cos., Inc., Class A
(96,184) (1,514,898)
Shift4 Payments, Inc., Class A
(56,762) (2,760,904)
Toast, Inc., Class A
(243,645) (6,778,204)
Visa, Inc., Class A
(8,818) (3,025,368)
WEX, Inc.
(43,548) (6,144,187)
Wise Group plc, Class A (United
Kingdom) (2) (274,935) (3,295,779)
(49,196,712)
Insurance - ( 4 .0 ) %
Admiral Group plc (United Kingdom)
(2) (13,656) (644,956)
Aon plc, Class A
(11,089) (3,678,110)
Arthur J Gallagher & Co.
(35,371) (8,120,120)
Assurant, Inc.
(19,493) (5,234,455)
AXA SA (France) (2)
(98,633) (4,942,445)
Brown & Brown, Inc.
(65,431) (4,197,399)
Erie Indemnity Co., Class A
(12,825) (3,074,794)
First American Financial Corp.
(13,095) (898,186)
Gjensidige Forsikring ASA (Norway)
(2) (70,691) (1,913,511)
Hannover Rueck SE (Germany) (2)
(11,224) (3,108,331)
Hartford Insurance Group, Inc. (The)
(17,312) (2,294,186)
Helvetia Baloise Holding AG
(Switzerland) (2) (34,369) (8,863,705)
Insurance Australia Group Ltd.
(Australia) (2) (73,979) (413,761)
Intact Financial Corp. (Canada)
(2,768) (571,282)
Kinsale Capital Group, Inc.
(14,285) (4,711,336)
Lincoln National Corp.
(101,833) (3,599,797)
Manulife Financial Corp. (Canada)
(29,552) (1,198,541)
Markel Group, Inc.
(1,829) (3,572,055)
Marsh & McLennan Cos., Inc.
(12,752) (2,125,376)
Medibank Pvt Ltd. (Australia) (2)
(586,921) (2,016,524)
Old Republic International Corp.
(26,235) (1,073,536)
Progressive Corp. (The)
(13,304) (2,906,259)
Prudential plc (Hong Kong) (2)
(397,922) (5,285,207)
RLI Corp.
(39,799) (2,350,927)
Ryan Specialty Holdings, Inc., Class
A (195,105) (7,367,165)
Sampo OYJ, Class A (Finland) (2)
(203,802) (2,140,318)
Sompo Holdings, Inc. (Japan) (2)
(149,200) (5,668,150)
Sun Life Financial, Inc. (Canada)
(32,197) (2,527,859)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Insurance - (4.0)% (continued)
Suncorp Group Ltd. (Australia) (2)
(51,316) (684,614)
Swiss Life Holding AG (Registered)
(Switzerland) (2) (5,306) (5,832,723)
Swiss Re AG (2)
(62,702) (9,966,477)
T&D Holdings, Inc. (Japan) (2)
(25,700) (766,575)
Tokio Marine Holdings, Inc. (Japan)
(2) (189,700) (8,340,884)
Tryg A/S (Denmark) (2)
(52,362) (1,191,917)
White Mountains Insurance Group
Ltd. (331) (686,292)
Willis Towers Watson plc
(27,736) (7,249,358)
(129,217,131)
Total Financials (405,697,180)
Health Care - ( 9 .7 ) %
Biotechnology - ( 1 .7 ) %
AbbVie, Inc.
(13,725) (3,453,759)
Alnylam Pharmaceuticals, Inc.
(40,333) (12,141,443)
Argenx SE (Netherlands) (2)
(9,156) (8,486,370)
Arrowhead Pharmaceuticals, Inc.
(34,974) (2,850,731)
Biogen, Inc.
(4,436) (958,442)
CSL Ltd. (Australia) (2)
(36,255) (2,892,598)
Cytokinetics, Inc.
(3,291) (280,360)
Gilead Sciences, Inc.
(14,599) (1,844,438)
Ionis Pharmaceuticals, Inc.
(120,093) (9,522,174)
Moderna, Inc.
(49,146) (3,441,694)
Natera, Inc.
(13,449) (3,650,731)
Summit Therapeutics, Inc.
(22,209) (323,585)
Swedish Orphan Biovitrum AB
(Sweden) (2) (14,490) (690,699)
Telix Pharmaceuticals Ltd.
(Australia) (2) (28,938) (335,576)
Vertex Pharmaceuticals, Inc.
(3,253) (1,615,863)
Viking Therapeutics, Inc.
(30,340) (1,183,563)
(53,672,026)
Health Care Equipment & Supplies - ( 2 .5 ) %
Abbott Laboratories
(62,210) (5,644,935)
Alcon AG (2)
(84,911) (5,725,543)
Ambu A/S, Class B (Denmark) (2)
(10,907) (101,882)
Baxter International, Inc.
(106,841) (2,277,850)
Becton Dickinson & Co.
(59,152) (8,951,472)
BioMerieux (France) (2)
(5,081) (398,865)
Boston Scientific Corp.
(113,765) (4,855,490)
Cochlear Ltd. (Australia) (2)
(33,335) (2,800,000)
Coloplast A/S, Class B (Denmark)
(2) (71,129) (4,051,108)
Demant A/S (Denmark) (2)
(57,731) (2,371,271)
DiaSorin SpA (Italy) (2)
(14,164) (1,097,609)
Elekta AB, Class B (Sweden) (2)
(56,565) (288,436)
EssilorLuxottica SA (France) (2)
(21,564) (4,049,109)
Getinge AB, Class B (Sweden) (2)
(9,128) (186,652)
Globus Medical, Inc., Class A
(51,224) (4,047,208)
Hoya Corp. (Japan) (2)
(2,300) (370,993)
IDEXX Laboratories, Inc.
(9,013) (4,744,804)
Inspire Medical Systems, Inc.
(22,707) (1,012,959)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - (2.5)% (continued)
Insulet Corp.
(5,747) (874,981)
Intuitive Surgical, Inc.
(7,315) (2,909,029)
Medtronic plc
(72,801) (5,695,222)
Olympus Corp. (Japan) (2)
(192,000) (2,010,468)
ResMed, Inc.
(6,430) (1,253,078)
Siemens Healthineers AG
(Germany) (2)(c) (105,472) (4,113,680)
Sonova Holding AG (Registered)
(Switzerland) (2) (7,261) (1,723,348)
Straumann Holding AG (Registered)
(Switzerland) (2) (44,190) (5,808,682)
Stryker Corp.
(2,012) (633,458)
Sysmex Corp. (Japan) (2)
(109,600) (985,952)
Terumo Corp. (Japan) (2)
(172,800) (2,360,023)
(81,344,107)
Health Care Providers & Services - ( 1 .5 ) %
Acadia Healthcare Co., Inc.
(18,949) (559,564)
Amplifon SpA (Italy) (2)
(19,868) (215,275)
Cencora, Inc.
(48,547) (13,737,830)
Cigna Group (The)
(6,189) (1,706,184)
CVS Health Corp.
(39,206) (4,055,861)
Ensign Group, Inc. (The)
(2,916) (467,435)
Galenica AG (Switzerland) (2)(c)
(13,845) (1,443,710)
HCA Healthcare, Inc.
(7,689) (2,997,864)
HealthEquity, Inc.
(62,845) (5,676,160)
Henry Schein, Inc.
(3,179) (265,510)
Hims & Hers Health, Inc.
(123,215) (4,271,864)
Labcorp Holdings, Inc.
(14,666) (4,106,480)
McKesson Corp.
(5,558) (4,199,625)
Option Care Health, Inc.
(146,817) (3,078,753)
Ramsay Health Care Ltd. (Australia)
(2) (65,251) (1,986,296)
Sonic Healthcare Ltd. (Australia) (2)
(22,227) (319,863)
(49,088,274)
Health Care Technology - ( 0 .2 ) %
Certara, Inc.
(85,342) (558,990)
Doximity, Inc., Class A
(71,101) (1,474,635)
M3, Inc. (Japan) (2)
(529,900) (5,906,263)
(7,939,888)
Life Sciences Tools & Services - ( 1 .4 ) %
Bachem Holding AG, Class B
(Switzerland) (2) (7,048) (659,663)
Bio-Techne Corp.
(75,324) (5,321,641)
Charles River Laboratories
International, Inc. (16,222) (3,678,987)
Danaher Corp.
(5,517) (1,050,878)
Lonza Group AG (Registered)
(Switzerland) (2) (934) (630,081)
Mettler-Toledo International, Inc.
(1,150) (1,469,136)
QIAGEN NV (2)
(77,040) (2,980,227)
Repligen Corp.
(56,032) (7,645,006)
Revvity, Inc.
(31,832) (3,541,628)
Sartorius Stedim Biotech (France)
(2) (2,748) (569,806)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - (1.4)% (continued)
Tecan Group AG (Registered)
(Switzerland) (2) (3,234) (646,819)
Tempus AI, Inc., Class A
(35,763) (2,071,751)
Thermo Fisher Scientific, Inc.
(9,457) (4,741,362)
Waters Corp.
(16,674) (6,253,417)
West Pharmaceutical Services, Inc.
(8,848) (3,176,432)
(44,436,834)
Pharmaceuticals - ( 2 .4 ) %
ALK-Abello A/S (Denmark) (2)
(7,775) (290,813)
AstraZeneca plc (United Kingdom)
(2) (33,035) (6,167,777)
Chugai Pharmaceutical Co. Ltd.
(Japan) (2) (28,100) (1,298,029)
Daiichi Sankyo Co. Ltd. (Japan) (2)
(159,800) (2,569,626)
Eisai Co. Ltd. (Japan) (2)
(70,600) (1,779,703)
Elanco Animal Health, Inc.
(396,075) (9,747,406)
Eli Lilly & Co.
(14,879) (17,846,319)
Financiere de Tubize SA (Belgium)
(2) (5,478) (1,447,220)
Haleon plc (2)
(907,979) (4,184,101)
Kyowa Kirin Co. Ltd. (Japan) (2)
(75,500) (1,201,643)
Merck KGaA (Germany) (2)
(11,169) (1,872,424)
Novo Nordisk A/S, Class B
(Denmark) (2) (179,561) (8,623,768)
Otsuka Holdings Co. Ltd. (Japan) (2)
(49,100) (3,268,056)
Perrigo Co. plc
(61,477) (638,746)
Sandoz Group AG (Switzerland) (2)
(66,162) (5,977,999)
Shionogi & Co. Ltd. (Japan) (2)
(162,100) (2,769,725)
Zoetis, Inc., Class A
(76,782) (5,517,555)
(75,200,910)
Total Health Care (311,682,039)
Industrials - ( 16 .5 ) %
Aerospace & Defense - ( 2 .4 ) %
AeroVironment, Inc.
(22,072) (3,643,425)
Airbus SE (France) (2)
(1,487) (330,845)
Axon Enterprise, Inc.
(27,546) (15,442,563)
Babcock International Group plc
(United Kingdom) (2) (96,072) (1,214,245)
BAE Systems plc (United Kingdom)
(2) (196,620) (4,818,494)
Bombardier, Inc., Class B (Canada)
(1,751) (403,153)
CAE, Inc. (Canada)
(13,417) (335,933)
HEICO Corp.
(27,705) (9,868,244)
Hensoldt AG (Germany) (2)
(23,937) (1,859,299)
Howmet Aerospace, Inc.
(19,457) (5,231,209)
Karman Holdings, Inc.
(28,189) (1,407,195)
Kratos Defense & Security
Solutions, Inc. (41,110) (2,049,745)
L3Harris Technologies, Inc.
(27,606) (8,022,028)
Loar Holdings, Inc.
(62,786) (5,061,179)
MTU Aero Engines AG (Germany)
(2) (9,423) (3,926,595)
Rheinmetall AG (Germany) (2)
(7,242) (8,239,818)
Saab AB, Class B (Sweden) (2)
(59,882) (3,121,913)
INVESTMENTS SHARES VALUE ($)
Aerospace & Defense - (2.4)% (continued)
StandardAero, Inc.
(61,267) (1,832,496)
TransDigm Group, Inc.
(1,094) (1,457,252)
(78,265,631)
Air Freight & Logistics - ( 0 .7 ) %
CH Robinson Worldwide, Inc.
(40,999) (7,721,752)
DSV A/S (Denmark) (2)
(4,177) (993,931)
Expeditors International of
Washington, Inc. (56,621) (9,228,091)
GXO Logistics, Inc.
(50,802) (2,575,661)
SG Holdings Co. Ltd. (Japan) (2)
(88,400) (838,989)
(21,358,424)
Building Products - ( 1 .1 ) %
A O Smith Corp.
(60,493) (3,794,121)
Advanced Drainage Systems, Inc.
(6,078) (954,003)
Assa Abloy AB, Class B (Sweden)
(2) (155,359) (5,488,967)
Belimo Holding AG (Registered)
(Switzerland) (2) (4,516) (5,077,690)
Builders FirstSource, Inc.
(55,033) (4,924,353)
Cie de Saint-Gobain SA (France) (2)
(34,814) (3,157,017)
Fortune Brands Innovations, Inc.
(37,058) (2,034,484)
Geberit AG (Registered)
(Switzerland) (2) (7,485) (4,994,866)
Hayward Holdings, Inc.
(27,751) (480,370)
Lennox International, Inc.
(1,990) (1,140,170)
ROCKWOOL A/S, Class B
(Denmark) (2) (10,128) (324,844)
Trex Co., Inc.
(71,428) (3,574,257)
(35,945,142)
Commercial Services & Supplies - ( 0 .9 ) %
Cintas Corp.
(7,604) (1,293,288)
Cleanaway Waste Management Ltd.
(Australia) (2) (776,743) (1,264,583)
Element Fleet Management Corp.
(Canada) (42,713) (881,516)
GFL Environmental, Inc.
(41,968) (1,543,191)
MSA Safety, Inc.
(6,609) (1,153,799)
RB Global, Inc. (Canada)
(21,740) (2,530,930)
Rentokil Initial plc (United Kingdom)
(2) (128,752) (732,209)
Republic Services, Inc., Class A
(13,537) (2,884,464)
Rollins, Inc.
(81,606) (3,406,234)
Secom Co. Ltd. (Japan) (2)
(31,000) (1,231,512)
SPIE SA (France) (2)
(56,387) (3,246,311)
Tetra Tech, Inc.
(130,463) (3,769,076)
Waste Management, Inc.
(26,952) (6,007,062)
(29,944,175)
Construction & Engineering - ( 1 .2 ) %
API Group Corp.
(40,999) (1,736,308)
AtkinsRealis Group, Inc. (Canada)
(10,896) (676,693)
Dycom Industries, Inc.
(4,285) (2,166,453)
Ferrovial NV (2)
(31,121) (2,133,051)
HOCHTIEF AG (Germany) (2)
(1,085) (628,918)
MasTec, Inc.
(15,698) (6,531,310)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - (1.2)% (continued)
Quanta Services, Inc.
(7,266) (5,231,811)
Sterling Infrastructure, Inc.
(3,055) (2,564,245)
Taisei Corp. (Japan) (2)
(35,000) (3,098,285)
WillScot Holdings Corp.
(420,107) (12,124,288)
WSP Global, Inc. (Canada)
(22,953) (2,845,961)
(39,737,323)
Electrical Equipment - ( 1 .2 ) %
AMETEK, Inc.
(11,604) (2,807,472)
Bloom Energy Corp., Class A
(13,434) (4,066,472)
Fujikura Ltd. (Japan) (2)
(212,200) (8,412,005)
Hubbell, Inc., Class B
(499) (261,077)
Mitsubishi Electric Corp. (Japan) (2)
(86,500) (3,172,345)
Nextpower, Inc., Class A
(48,168) (5,738,735)
Nordex SE (Germany) (2)
(31,089) (1,640,270)
Prysmian SpA (Italy) (2)
(20,139) (3,390,264)
Regal Rexnord Corp.
(11,822) (2,815,882)
Schneider Electric SE (2)
(5,576) (1,824,611)
Vertiv Holdings Co., Class A
(15,107) (5,058,126)
(39,187,259)
Ground Transportation - ( 2 .1 ) %
Avis Budget Group, Inc.
(27,831) (4,114,257)
Central Japan Railway Co. (Japan)
(2) (74,100) (1,581,667)
East Japan Railway Co. (Japan) (2)
(138,300) (2,890,197)
Grab Holdings Ltd., Class A
(Singapore) (2,859,512) (10,780,360)
Hankyu Hanshin Holdings, Inc.
(Japan) (2) (14,100) (370,989)
Keisei Electric Railway Co. Ltd.
(Japan) (2) (335,900) (2,403,878)
Lyft, Inc., Class A
(680,548) (9,942,806)
Old Dominion Freight Line, Inc.
(2,309) (500,129)
Seibu Holdings, Inc. (Japan) (2)
(208,500) (4,084,473)
Tokyu Corp. (Japan) (2)
(106,900) (1,102,966)
Uber Technologies, Inc.
(170,887) (12,331,206)
Union Pacific Corp.
(28,896) (7,859,712)
XPO, Inc.
(41,182) (8,454,253)
(66,416,893)
Industrial Conglomerates - ( 0 .3 ) %
Hitachi Ltd. (Japan) (2)
(179,500) (4,967,860)
Lifco AB, Class B (Sweden) (2)
(76,417) (2,504,475)
Siemens AG (Registered)
(Germany) (2) (2,963) (952,626)
(8,424,961)
Machinery - ( 3 .2 ) %
AGCO Corp.
(3,079) (368,556)
Alstom SA (France) (2)
(72,527) (1,267,086)
Atlas Copco AB, Class A (Sweden)
(2) (169,862) (3,442,932)
Daifuku Co. Ltd. (Japan) (2)
(94,900) (4,204,075)
Deere & Co.
(7,210) (4,573,519)
Ebara Corp. (Japan) (2)
(198,100) (7,758,096)
Epiroc AB, Class A (Sweden) (2)
(73,636) (2,020,332)
INVESTMENTS SHARES VALUE ($)
Machinery - (3.2)% (continued)
Esab Corp.
(38,564) (3,803,567)
Flowserve Corp.
(67,757) (5,024,859)
Georg Fischer AG (Registered)
(Switzerland) (2) (20,669) (1,070,388)
Graco, Inc.
(3,930) (297,147)
Hoshizaki Corp. (Japan) (2)
(37,700) (1,233,454)
Husqvarna AB, Class B (Sweden)
(2) (44,429) (172,612)
IHI Corp. (Japan) (2)
(703,900) (11,884,105)
Indutrade AB (Sweden) (2)
(108,379) (2,242,696)
Ingersoll Rand, Inc.
(118,189) (9,690,316)
ITT, Inc.
(18,633) (3,684,862)
Kawasaki Heavy Industries Ltd.
(Japan) (2) (158,800) (2,873,815)
Komatsu Ltd. (Japan) (2)
(110,200) (4,303,033)
Kone OYJ, Class B (Finland) (2)
(17,114) (973,530)
Kubota Corp. (Japan) (2)
(150,100) (2,511,546)
Mitsubishi Heavy Industries Ltd.
(Japan) (2) (120,700) (2,742,630)
Otis Worldwide Corp.
(75,325) (5,393,270)
PACCAR, Inc.
(10,768) (1,293,452)
Pentair plc
(5,368) (411,511)
Rational AG (Germany) (2)
(681) (498,892)
RENK Group AG (Germany) (2)
(53,524) (2,583,689)
Schindler Holding AG (Switzerland)
(2) (806) (267,186)
Spirax Group plc (United Kingdom)
(2) (1,868) (169,472)
SPX Technologies, Inc.
(8,984) (2,202,607)
Sulzer AG (Registered)
(Switzerland) (2) (2,826) (469,192)
TOMRA Systems ASA (Norway) (2)
(69,329) (667,498)
Valmet OYJ (Finland) (2)
(12,257) (296,082)
Volvo AB, Class B (Sweden) (2)
(122,097) (4,153,223)
Weir Group plc (The) (United
Kingdom) (2) (54,492) (1,738,130)
Xylem, Inc.
(62,917) (7,437,419)
(103,724,779)
Marine Transportation - ( 0 .1 ) %
Kawasaki Kisen Kaisha Ltd. (Japan)
(2) (111,900) (1,715,150)
Passenger Airlines - ( 0 .2 ) %
Alaska Air Group, Inc.
(17,575) (917,415)
American Airlines Group, Inc.
(92,908) (1,678,848)
United Airlines Holdings, Inc.
(29,088) (3,955,677)
(6,551,940)
Professional Services - ( 1 .1 ) %
Amentum Holdings, Inc.
(89,617) (1,852,384)
Arcadis NV (Netherlands) (2)
(6,643) (255,330)
Automatic Data Processing, Inc.
(18,516) (4,146,658)
BayCurrent, Inc. (Japan) (2)
(61,500) (2,295,327)
Bureau Veritas SA (France) (2)
(34,782) (1,065,330)
Clarivate plc
(426,214) (920,622)
Exponent, Inc.
(5,429) (319,008)
FTI Consulting, Inc.
(6,169) (919,243)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Professional Services - (1.1)% (continued)
Parsons Corp.
(24,259) (1,270,929)
Paychex, Inc.
(54,905) (5,398,809)
Paycom Software, Inc.
(19,128) (2,404,007)
Randstad NV (Netherlands) (2)
(15,327) (442,579)
Recruit Holdings Co. Ltd. (Japan) (2)
(31,800) (2,212,611)
SGS SA (Registered) (Switzerland)
(2) (2,677) (310,433)
Teleperformance SE (France) (2)
(2,872) (151,011)
Thomson Reuters Corp. (Canada)
(52,883) (4,319,384)
TransUnion
(36,109) (2,604,903)
Wolters Kluwer NV (Netherlands) (2)
(50,438) (3,261,305)
(34,149,873)
Trading Companies & Distributors - ( 2 .0 ) %
AddTech AB, Class B (Sweden) (2)
(73,207) (2,587,110)
Beijer Ref AB, Class B (Sweden) (2)
(43,520) (637,873)
Brenntag SE (Germany) (2)
(8,228) (500,323)
Bunzl plc (United Kingdom) (2)
(47,606) (1,661,393)
Core & Main, Inc., Class A
(76,101) (3,671,873)
Diploma plc (United Kingdom) (2)
(3,377) (319,202)
Fastenal Co.
(60,205) (2,891,646)
Ferguson Enterprises, Inc.
(15,228) (3,614,061)
GATX Corp.
(4,680) (829,249)
IMCD NV (Netherlands) (2)
(3,520) (318,292)
ITOCHU Corp. (Japan) (2)
(801,100) (9,142,669)
Marubeni Corp. (Japan) (2)
(475,300) (13,856,696)
Mitsubishi Corp. (Japan) (2)
(114,900) (3,073,826)
Mitsui & Co. Ltd. (Japan) (2)
(106,700) (2,979,382)
MonotaRO Co. Ltd. (Japan) (2)
(436,700) (4,966,878)
QXO, Inc.
(478,063) (8,260,929)
Reece Ltd. (Australia) (2)
(35,715) (426,150)
RS GROUP plc (United Kingdom)
(2) (14,160) (109,301)
SiteOne Landscape Supply, Inc.
(18,939) (2,166,811)
Watsco, Inc.
(731) (304,630)
(62,318,294)
Transportation Infrastructure - ( 0 .0 ) % †
Aeroports de Paris SA (France) (2)
(2,880) (375,536)
Fraport AG Frankfurt Airport
Services Worldwide (Germany) (2) (361) (30,130)
(405,666)
Total Industrials (528,145,510)
Information Technology - ( 11 .1 ) %
Communications Equipment - ( 0 .3 ) %
Lumentum Holdings, Inc.
(5,447) (4,673,853)
Motorola Solutions, Inc.
(7,221) (2,998,809)
Ubiquiti, Inc.
(4,179) (2,231,711)
(9,904,373)
Electronic Equipment, Instruments & Components - ( 1 .9 ) %
Advanced Energy Industries, Inc.
(4,043) (1,507,513)
Belden, Inc.
(18,938) (2,270,856)
CDW Corp.
(18,783) (2,641,641)
Cognex Corp.
(125,757) (9,107,322)
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - (1.9)%
(continued)
Coherent Corp.
(11,054) (4,360,471)
Corning, Inc.
(17,804) (4,547,676)
Crane NXT Co.
(67,078) (3,431,711)
Fabrinet (Thailand)
(1,992) (1,119,663)
Hexagon AB, Class B (Sweden) (2)
(211,638) (1,750,955)
Ibiden Co. Ltd. (Japan) (2)
(9,900) (1,494,715)
Keyence Corp. (Japan) (2)
(10,600) (5,358,166)
Littelfuse, Inc.
(7,619) (3,469,159)
Novanta, Inc.
(31,619) (5,129,867)
Shimadzu Corp. (Japan) (2)
(68,500) (1,747,059)
TDK Corp. (Japan) (2)
(125,400) (2,813,266)
Teledyne Technologies, Inc.
(13,017) (8,681,037)
Vontier Corp.
(101,569) (2,945,501)
(62,376,578)
IT Services - ( 1 .4 ) %
Bechtle AG (Germany) (2)
(10,996) (390,540)
Capgemini SE (France) (2)
(13,959) (1,401,380)
CGI, Inc. (Canada)
(48,014) (3,103,433)
DigitalOcean Holdings, Inc.
(39,756) (6,242,885)
Globant SA
(38,604) (1,117,200)
Indra Sistemas SA (Spain) (2)
(37,766) (2,071,450)
MongoDB, Inc., Class A
(8,208) (2,757,067)
NEXTDC Ltd. (Australia) (2)
(323,910) (3,281,508)
Nomura Research Institute Ltd.
(Japan) (2) (62,700) (1,758,985)
Obic Co. Ltd. (Japan) (2)
(127,300) (2,989,619)
Okta, Inc., Class A
(4,998) (681,977)
Reply SpA (Italy) (2)
(5,925) (620,712)
Shopify, Inc., Class A (Canada)
(68,038) (7,784,132)
TIS, Inc. (Japan) (2)
(71,000) (1,389,419)
Twilio, Inc., Class A
(46,160) (9,524,193)
(45,114,500)
Semiconductors & Semiconductor Equipment - ( 3 .5 ) %
Analog Devices, Inc.
(12,633) (5,017,449)
Astera Labs, Inc.
(22,408) (10,823,512)
Cirrus Logic, Inc.
(20,198) (3,000,009)
Credo Technology Group Holding
Ltd. (31,627) (8,600,963)
Enphase Energy, Inc.
(49,460) (2,435,410)
Entegris, Inc.
(39,845) (7,166,522)
First Solar, Inc.
(28,224) (6,659,735)
Lasertec Corp. (Japan) (2)
(30,200) (9,592,681)
Lattice Semiconductor Corp.
(22,028) (3,369,403)
MACOM Technology Solutions
Holdings, Inc. (11,899) (4,526,023)
Marvell Technology, Inc.
(952) (283,591)
MKS, Inc.
(8,927) (3,970,730)
Monolithic Power Systems, Inc.
(6,795) (9,393,136)
NVIDIA Corp.
(52,543) (10,513,329)
Onto Innovation, Inc.
(17,121) (6,479,442)
Qnity Electronics, Inc.
(13,162) (2,149,486)
SCREEN Holdings Co. Ltd. (Japan)
(2) (69,900) (7,841,161)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - (3.5)% (continued)
SiTime Corp.
(1,553) (1,157,855)
Skyworks Solutions, Inc.
(13,756) (932,657)
Synaptics, Inc.
(25,286) (3,141,280)
Technoprobe SpA (Italy) (2)
(80,011) (3,210,526)
Universal Display Corp.
(13,416) (1,161,691)
(111,426,591)
Software - ( 3 .2 ) %
Appfolio, Inc., Class A
(30,844) (4,945,835)
AppLovin Corp., Class A
(9,662) (4,978,152)
Aurora Innovation, Inc.
(170,364) (1,161,883)
Bentley Systems, Inc., Class B
(132,604) (3,963,534)
BILL Holdings, Inc.
(34,885) (1,261,442)
Blackbaud, Inc.
(9,242) (273,748)
CCC Intelligent Solutions Holdings,
Inc. (108,317) (558,916)
Constellation Software, Inc.
(Canada) (1,150) (2,164,992)
Crowdstrike Holdings, Inc., Class A
(770) (587,618)
Dassault Systemes SE (France) (2)
(227,491) (4,640,194)
Descartes Systems Group, Inc.
(The) (Canada) (26,733) (1,851,565)
Dolby Laboratories, Inc., Class A
(20,320) (1,068,426)
Dropbox, Inc., Class A
(14,500) (398,315)
Guidewire Software, Inc.
(28,989) (3,567,096)
HubSpot, Inc.
(17,448) (3,184,435)
Intuit, Inc.
(23,672) (6,178,392)
IREN Ltd. (Australia)
(97,470) (4,457,303)
Nemetschek SE (Germany) (2)
(20,559) (1,251,656)
Open Text Corp. (Canada)
(17,901) (396,201)
Palantir Technologies, Inc., Class A
(21,146) (2,467,104)
Pegasystems, Inc.
(29,727) (890,918)
Procore Technologies, Inc.
(117,257) (4,762,979)
PTC, Inc.
(22,415) (2,546,568)
Roper Technologies, Inc.
(14,133) (4,782,466)
SailPoint, Inc.
(120,094) (1,758,176)
Samsara, Inc., Class A
(183,926) (5,964,720)
SAP SE (Germany) (2)
(14,840) (2,287,560)
ServiceNow, Inc.
(33,632) (3,338,985)
Trend Micro, Inc. (Japan) (2)
(97,300) (3,604,848)
Tyler Technologies, Inc.
(25,769) (7,536,402)
UiPath, Inc., Class A
(300,368) (3,265,000)
WiseTech Global Ltd. (Australia) (2)
(123,243) (2,827,412)
Workday, Inc., Class A
(36,983) (4,527,459)
Zscaler, Inc.
(25,923) (3,659,031)
(101,109,331)
Technology Hardware, Storage & Peripherals - ( 0 .8 ) %
Canon, Inc. (Japan) (2)
(22,500) (576,234)
FUJIFILM Holdings Corp. (Japan)
(2) (367,900) (7,870,652)
HP, Inc.
(45,306) (994,014)
IonQ, Inc.
(40,778) (2,171,836)
Logitech International SA
(Registered) (Switzerland) (2) (13,433) (1,260,131)
NetApp, Inc.
(11,550) (1,787,478)
INVESTMENTS SHARES VALUE ($)
Technology Hardware, Storage & Peripherals - (0.8)% (continued)
Ricoh Co. Ltd. (Japan) (2)
(47,300) (412,109)
Super Micro Computer, Inc.
(75,795) (2,223,067)
Western Digital Corp.
(14,008) (8,947,190)
(26,242,711)
Total Information Technology (356,174,084)
Materials - ( 6 .3 ) %
Chemicals - ( 2 .9 ) %
Air Products and Chemicals, Inc.
(15,401) (4,515,265)
Albemarle Corp.
(23,757) (3,207,908)
Arkema SA (France) (2)
(10,176) (641,902)
Asahi Kasei Corp. (Japan) (2)
(100,500) (1,117,770)
Avient Corp.
(25,410) (939,154)
Celanese Corp., Class A
(75,045) (3,452,070)
Clariant AG (Registered)
(Switzerland) (2) (130,901) (1,141,597)
Corteva, Inc.
(81,517) (6,903,675)
Croda International plc (United
Kingdom) (2) (3,659) (146,747)
Eastman Chemical Co.
(54,067) (3,621,408)
Ecolab, Inc.
(20,224) (5,634,609)
Element Solutions, Inc.
(32,172) (1,536,213)
EMS-Chemie Holding AG
(Registered) (Switzerland) (2) (2,806) (2,405,299)
FMC Corp.
(63,875) (734,562)
Givaudan SA (Registered)
(Switzerland) (2) (192) (812,114)
International Flavors & Fragrances,
Inc. (144,901) (11,479,057)
Linde plc
(534) (277,114)
Nippon Paint Holdings Co. Ltd.
(Japan) (2) (1,045,900) (6,821,968)
Nippon Sanso Holdings Corp.
(Japan) (2) (97,800) (3,627,794)
Nitto Denko Corp. (Japan) (2)
(237,000) (4,662,687)
Novonesis Novozymes, Class B
(Denmark) (171,930) (10,851,986)
Resonac Holdings Corp. (Japan) (2)
(16,900) (1,879,928)
Sherwin-Williams Co. (The)
(20,102) (6,921,521)
Sika AG (Registered) (Switzerland)
(2) (18,608) (3,837,268)
Symrise AG, Class A (Germany) (2)
(50,189) (5,034,453)
Tokyo Ohka Kogyo Co. Ltd. (Japan)
(2) (5,900) (419,176)
Wacker Chemie AG (Germany) (2)
(2,885) (299,750)
(92,922,995)
Construction Materials - ( 0 .4 ) %
CRH plc
(53,482) (5,722,574)
James Hardie Industries plc, ADR
(72,146) (1,888,782)
Knife River Corp.
(33,575) (2,808,549)
Martin Marietta Materials, Inc.
(3,376) (1,946,939)
(12,366,844)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Containers & Packaging - ( 0 .8 ) %
Amcor plc
(236,664) (10,259,384)
Avery Dennison Corp.
(11,625) (1,887,319)
CCL Industries, Inc., Class B
(Canada) (15,873) (1,034,921)
Graphic Packaging Holding Co.
(180,873) (1,911,828)
Greif, Inc., Class A
(7,270) (541,542)
SIG Group AG (Switzerland) (2)
(192,512) (3,220,833)
Silgan Holdings, Inc.
(49,168) (2,280,904)
Smurfit Westrock plc
(58,531) (2,707,644)
Sonoco Products Co.
(42,787) (2,411,047)
(26,255,422)
Metals & Mining - ( 2 .1 ) %
Agnico Eagle Mines Ltd. (Canada)
(34,024) (5,286,465)
Antofagasta plc (Chile) (2)
(65,394) (3,318,951)
Capstone Copper Corp. (Canada)
(44,522) (409,040)
Cleveland-Cliffs, Inc.
(502,427) (4,717,790)
Coeur Mining, Inc.
(271,339) (4,428,253)
DPM Metals, Inc. (Canada)
(51,706) (1,679,237)
Equinox Gold Corp. (Canada)
(302,617) (2,948,822)
First Majestic Silver Corp. (Canada)
(72,834) (1,236,625)
Fortescue Ltd. (Australia) (2)
(121,798) (1,621,166)
Franco-Nevada Corp. (Canada)
(21,070) (4,396,436)
Fresnillo plc (Mexico) (2)
(7,172) (261,185)
G Mining Ventures Corp. (Canada)
(55,252) (1,617,920)
Hecla Mining Co.
(294,889) (4,550,137)
Hudbay Minerals, Inc. (Canada)
(35,143) (829,853)
IGO Ltd. (Australia) (2)
(31,557) (162,411)
Ivanhoe Mines Ltd., Class A (Congo,
Democratic Republic of the) (43,956) (344,334)
Liontown Ltd. (Australia) (2)
(337,762) (398,153)
Lundin Mining Corp. (Chile)
(213,782) (5,209,452)
Lynas Rare Earths Ltd. (Australia)
(2) (226,176) (2,838,026)
Mineral Resources Ltd. (Australia)
(2) (12,019) (520,477)
MP Materials Corp.
(39,995) (2,240,120)
Nippon Steel Corp. (Japan) (2)
(443,400) (1,469,043)
Northern Star Resources Ltd.
(Australia) (2) (45,707) (605,146)
OR Royalties, Inc. (Canada)
(11,357) (359,628)
PLS Group Ltd. (Australia) (2)
(1,129,366) (3,957,573)
Royal Gold, Inc.
(27,256) (5,440,570)
Sumitomo Metal Mining Co. Ltd.
(Japan) (2) (129,100) (5,987,742)
(66,834,555)
Paper & Forest Products - ( 0 .1 ) %
Holmen AB, Class B (Sweden) (2)
(23,533) (739,565)
Mondi plc (Austria) (2)
(30,796) (279,587)
Svenska Cellulosa AB SCA, Class B
(Sweden) (2) (114,587) (1,171,889)
UPM-Kymmene OYJ (Finland) (2)
(43,468) (1,152,224)
(3,343,265)
Total Materials (201,723,081)
INVESTMENTS SHARES VALUE ($)
Real Estate - ( 3 .5 ) %
Health Care REITs - ( 1 .3 ) %
American Healthcare REIT, Inc.,
REIT (245,249) (12,789,735)
CareTrust REIT, Inc., REIT
(93,411) (3,769,134)
Ventas, Inc., REIT
(42,871) (3,806,945)
Welltower, Inc., REIT
(85,239) (19,346,696)
(39,712,510)
Industrial REITs - ( 0 .3 ) %
Prologis, Inc., REIT
(53,660) (7,269,320)
Rexford Industrial Realty, Inc., REIT
(64,013) (2,144,435)
STAG Industrial, Inc., REIT
(21,065) (801,734)
(10,215,489)
Office REITs - ( 0 .0 ) % †
BXP, Inc., REIT (9,509) (630,542)
Real Estate Management & Development - ( 0 .2 ) %
CapitaLand Investment Ltd.
(Singapore) (2) (581,200) (1,120,159)
CoStar Group, Inc.
(89,501) (2,534,668)
Lendlease Corp. Ltd. (Australia) (2)
(266,051) (595,347)
Zillow Group, Inc., Class C
(45,552) (1,435,799)
(5,685,973)
Residential REITs - ( 0 .2 ) %
Equity LifeStyle Properties, Inc.,
REIT (20,019) (1,290,224)
Independence Realty Trust, Inc.,
REIT (74,695) (1,246,660)
Mid-America Apartment
Communities, Inc., REIT (14,482) (2,012,129)
Sun Communities, Inc., REIT
(6,399) (767,304)
UDR, Inc., REIT
(52,580) (2,098,994)
(7,415,311)
Retail REITs - ( 0 .9 ) %
Realty Income Corp., REIT
(234,913) (14,555,209)
Regency Centers Corp., REIT
(9,600) (765,504)
Simon Property Group, Inc., REIT
(52,570) (11,757,281)
(27,077,994)
Specialized REITs - ( 0 .6 ) %
Digital Realty Trust, Inc., REIT
(13,588) (2,440,133)
Equinix, Inc., REIT
(5,964) (6,216,814)
Public Storage, REIT
(19,272) (6,134,470)
Rayonier, Inc., REIT
(126,960) (2,701,709)
VICI Properties, Inc., Class A, REIT
(41,626) (1,105,170)
Weyerhaeuser Co., REIT
(66,941) (1,602,568)
(20,200,864)
Total Real Estate (110,938,683)
Utilities - ( 2 .3 ) %
Electric Utilities - ( 1 .6 ) %
BKW AG (Switzerland) (2)
(4,511) (758,504)
Duke Energy Corp.
(21,498) (2,721,217)
Exelon Corp.
(73,664) (3,434,216)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2026 amounted to $2,625,160,629, which is inclusive of rehypothecated amounts disclosed below. Additional securities sold but not yet settled totaling $290,073 were also segregated. In addition, $585,756,905 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated. Total value of all such securities at June 30, 2026 amounted to $407,199,043.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2026 amounted to $20,014,257 of investments in securities
INVESTMENTS SHARES VALUE ($)
Electric Utilities - (1.6)% (continued)
FirstEnergy Corp.
(29,481) (1,401,527)
Fortis, Inc. (Canada)
(10,001) (572,946)
Iberdrola SA (Spain) (2)
(359,750) (8,954,026)
NextEra Energy, Inc.
(216,360) (18,989,917)
Origin Energy Ltd. (Australia) (2)
(183,164) (1,392,243)
Redeia Corp. SA (Spain) (2)
(41,301) (701,720)
SSE plc (United Kingdom) (2)
(75,695) (2,442,112)
Terna - Rete Elettrica Nazionale
(Italy) (2) (590,246) (6,892,344)
Xcel Energy, Inc.
(33,234) (2,668,690)
(50,929,462)
Gas Utilities - ( 0 .1 ) %
Osaka Gas Co. Ltd. (Japan) (2)
(62,200) (2,095,732)
UGI Corp.
(88,737) (3,064,976)
(5,160,708)
Independent Power and Renewable Electricity Producers - ( 0 .4 ) %
Brookfield Renewable Corp.
(Canada) (7,383) (274,445)
Clearway Energy, Inc., Class C
(67,253) (2,298,708)
ERG SpA (Italy) (2)
(23,273) (636,171)
Ormat Technologies, Inc.
(30,692) (3,342,359)
Talen Energy Corp.
(5,332) (2,048,874)
Vistra Corp.
(25,521) (4,048,396)
(12,648,953)
Multi-Utilities - ( 0 .2 ) %
CenterPoint Energy, Inc.
(22,435) (988,037)
Engie SA (France) (2)
(138,013) (4,343,894)
WEC Energy Group, Inc.
(4,062) (474,320)
(5,806,251)
Water Utilities - ( 0 .0 ) % †
Pennon Group plc (United Kingdom)
(2) (16,497) (101,903)
United Utilities Group plc (United
Kingdom) (2) (16,757) (290,768)
(392,671)
Total Utilities (74,938,045)
TOTAL COMMON STOCKS
(Proceeds $(2,987,958,459)) (2,670,348,917)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - (0.2)%
Consumer Discretionary - ( 0 .1 ) %
Automobiles - ( 0 .1 ) %
Dr Ing hc F Porsche AG
(Preference) (Germany) (2)(c) (50,539) (2,523,100)
Health Care - ( 0 .1 ) %
Life Sciences Tools & Services - ( 0 .1 ) %
Sartorius AG (Preference)
(Germany) (2) (14,735) (3,865,708)
TOTAL PREFERRED STOCKS
(Proceeds $(7,469,736)) (6,388,808)
TOTAL SHORT POSITIONS
(Proceeds $(2,995,428,195)) (2,676,737,725)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 73.8%
(Cost $1,429,205,064) 2,363,270,244
OTHER ASSETS IN EXCESS OF
LIABILITIES - 26.2% ‡ 837,984,684
NET ASSETS - 100.0% 3,201,254,928
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (2,681,322) ( 0 .1 ) %
Consumer Discretionary (38,824,223) ( 1 .3 )
Consumer Staples 4,134,875 0 .1
Energy (15,263,645) ( 0 .4 )
Financials 67,107,951 2 .1
Health Care (44,246,558) ( 1 .4 )
Industrials 1,774,097 0 .1
Information Technology 67,763,741 2 .1
Materials (43,708,742) ( 1 .4 )
Real Estate (32,936,811) ( 1 .0 )
Utilities 39,897,911 1 .3
Investment Companies 554,728,588 17 .3
U.S. Treasury Obligations 1,805,524,382 56 .4
Total Investments In Securities
At Value 2,363,270,244 73 .8
Other Assets in Excess of
Liabilities ‡ 837,984,684 26 .2
Net Assets
$ 3,201,254,928 100 .0%

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
and $(21,963,577) of securities sold short, which represents 0.63% and (0.69)% of net assets of the Fund, respectively.
(d) Represents 7-day effective yield as of June 30, 2026.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) For the period ended June 30, 2026, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
Affiliate
Value
At
12/31/2025
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2026
Shares
Held At
6/30/2026
Distributions
Received**
SHORT-TERM INVESTMENTS - 15.3%
INVESTMENT COMPANIES - 15.3%
Limited Purpose Cash
Investment Fund,
3.64% ^(a)
(Cost $489,503,629) $427,533,862 $2,874,884,946 $(2,813,166,690) $260,772 $– $489,512,890 489,512,890 $10,935,638
^    No longer affiliated as of June 30, 2026.
**   Distributions received include dividend income and capital gains distributions, if any, from the underlying funds, which are presented in the corresponding line item on the Statements of Operations, if applicable.
(a) Represents 7-day effective yield as of June 30, 2026.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
Credit default swap contracts outstanding - buy protection as of June 30, 2026:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
46.V2 5 .00 % Quarterly 6/20/2031 3 .04 % USD 20,517,000 $ (1,626,051) $ (40,584) $ (1,666,635)
Markit CDX North America
High Yield Index Series
46.V2 5 .00 Quarterly 6/20/2031 3 .04 USD 20,517,000 (1,626,051) (40,584) (1,666,635)
$ (3,252,102) $ (81,168) $ (3,333,270)
Credit default swap contracts outstanding - sell protection as of June 30, 2026 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 45.V1 5 .00 % Quarterly 6/20/2031 2 .45 % EUR 23,418,000 $ 2,520,116 $ 446,625 $ 2,966,741
iTraxx Europe Crossover
Index Series 45.V1 5 .00 Quarterly 6/20/2031 2 .45 EUR 23,418,000 2,520,098 446,643 2,966,741
iTraxx Europe Main Index
Series 45.V1 1 .00 Quarterly 6/20/2031 0 .52 EUR 276,000 7,108 555 7,663
iTraxx Europe Main Index
Series 45.V1 1 .00 Quarterly 6/20/2031 0 .52 EUR 276,000 7,108 555 7,663
Markit CDX North America
Investment Grade Index
Series 46.V1 1 .00 Quarterly 6/20/2031 0 .51 USD 73,214,000 1,580,527 45,220 1,625,747
Markit CDX North America
Investment Grade Index
Series 46.V1 1 .00 Quarterly 6/20/2031 0 .51 USD 73,214,000 1,580,527 45,220 1,625,747
8,215,484 984,818 9,200,302

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Emerging Markets Index
Series 45.V1 1 .00 % Quarterly 6/20/2031 1 .41 % USD 7,194,000 $ (240,774) $ 115,505 $ (125,269)
Markit CDX North America
Emerging Markets Index
Series 45.V1 1 .00 Quarterly 6/20/2031 1 .41 USD 7,194,000 (240,773) 115,506 (125,267)
(481,547) 231,011 (250,536)
$ 7,733,937 $ 1,215,829 $ 8,949,766
Forward effective interest rate swap contracts outstanding as of June 30, 2026:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CLICP Semi 4.50% Semi 12/18/2028 CLP 7,020,000,000 $ (6,723) $ 9,769 $ 3,046
Pay 1D CLICP Semi 4.50% Semi 12/18/2028 CLP 7,020,000,000 (6,723) 9,769 3,046
Pay 1D CLICP Semi 5.00% Semi 12/16/2031 CLP 2,040,000,000 20,854 355 21,209
Pay 1D CLICP Semi 5.00% Semi 12/16/2031 CLP 2,040,000,000 20,854 355 21,209
Pay 1D CORRA Semi 3.00% Semi 9/17/2031 CAD 248,500,000 (1,146,302) 2,089,814 943,512
Pay 1D CORRA Semi 3.00% Semi 9/17/2031 CAD 248,500,000 (1,145,789) 2,089,281 943,492
Pay 1D MIBOR Semi 6.50% Semi 12/18/2028 INR 135,000,000 10,382 139 10,521
Pay 1D MIBOR Semi 6.50% Semi 12/18/2028 INR 135,000,000 10,382 139 10,521
Pay 1D SARON Annual 0.50% Annual 12/20/2028 CHF 2,300,000 21,115 446 21,561
Pay 1D SARON Annual 0.50% Annual 12/20/2028 CHF 2,200,000 20,870 794 21,664
Pay 1D SARON Annual 0.50% Annual 9/17/2031 CHF 67,500,000 13,182 871,813 884,995
Pay 1D SARON Annual 0.50% Annual 9/17/2031 CHF 67,500,000 13,698 871,094 884,792
Pay 1D SHIRON Annual 3.00% Annual 12/20/2028 ILS 70,500,000 (3,864) 11,423 7,559
Pay 1D SHIRON Annual 3.00% Annual 12/20/2028 ILS 70,400,000 (3,904) 11,452 7,548
Pay 1D SHIRON Annual 3.50% Annual 9/17/2031 ILS 5,500,000 3,789 28,452 32,241
Pay 1D SHIRON Annual 3.50% Annual 9/17/2031 ILS 5,600,000 3,937 28,890 32,827
Pay 1D SHIRON Annual 3.50% Annual 12/17/2031 ILS 16,400,000 81,852 10,775 92,627
Pay 1D SHIRON Annual 3.50% Annual 12/17/2031 ILS 16,400,000 81,666 10,962 92,628
Pay 1D SOFR Annual 4.00% Annual 12/20/2028 USD 137,600,000 93,325 (54,286) 39,039
Pay 1D SOFR Annual 4.00% Annual 12/20/2028 USD 137,600,000 93,409 (54,299) 39,110
Pay 1D SOFR Annual 4.50% Annual 9/20/2056 USD 10,100,000 361,698 165,746 527,444
Pay 1D SOFR Annual 4.50% Annual 9/20/2056 USD 10,000,000 358,117 164,105 522,222
Pay 1D SONIA Annual 4.50% Annual 12/17/2036 GBP 18,200,000 65,181 113,068 178,249
Pay 1D SONIA Annual 4.50% Annual 12/17/2036 GBP 18,200,000 65,730 112,519 178,249
Pay 1D SONIA Annual 5.00% Annual 9/20/2056 GBP 19,600,000 212,827 643,288 856,115
Pay 1D SONIA Annual 5.00% Annual 9/20/2056 GBP 19,600,000 210,334 645,781 856,115
Pay 1D SONIA Annual 5.00% Annual 12/20/2056 GBP 3,800,000 105,172 49,009 154,181
Pay 1D SONIA Annual 5.00% Annual 12/20/2056 GBP 3,800,000 105,172 49,009 154,181
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/13/2028 MXN 95,600,000 13,663 11,462 25,125
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/13/2028 MXN 95,600,000 13,663 11,462 25,125
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/13/2028 MXN 320,500,000 27,051 3,435 30,486
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/13/2028 MXN 320,500,000 27,051 3,435 30,486
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/10/2031 MXN 51,500,000 (16,763) 46,183 29,420
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/10/2031 MXN 51,500,000 (16,763) 46,183 29,420
Pay 1D TIIEOIS Monthly 8.00% Monthly 12/10/2031 MXN 97,000,000 46,991 (13,981) 33,010
Pay 1D TIIEOIS Monthly 8.00% Monthly 12/10/2031 MXN 97,000,000 46,991 (13,981) 33,010
Pay 1D TONAR Annual 3.50% Annual 9/19/2046 JPY 2,530,700,000 766,293 (149,588) 616,705
Pay 1D TONAR Annual 3.50% Annual 9/19/2046 JPY 2,530,700,000 766,293 (149,588) 616,705
Pay 1D TONAR Annual 3.50% Annual 12/19/2046 JPY 2,514,200,000 640,314 (135,511) 504,803
Pay 1D TONAR Annual 3.50% Annual 12/19/2046 JPY 2,514,200,000 640,314 (135,511) 504,803

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/18/2028 CNY 176,500,000 $ 916 $ 48,703 $ 49,619
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/18/2028 CNY 176,500,000 916 48,703 49,619
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/18/2028 CNY 392,000,000 69,241 39,390 108,631
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/18/2028 CNY 392,000,000 69,239 39,392 108,631
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/16/2031 CNY 63,000,000 (48,066) 63,380 15,314
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/16/2031 CNY 63,000,000 (48,067) 63,380 15,313
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/16/2031 CNY 144,000,000 (22,906) 49,020 26,114
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/16/2031 CNY 144,000,000 (22,906) 49,020 26,114
Pay 3M BBR Qtrly 4.50% Qtrly 12/07/2028 AUD 194,300,000 17,375 267,006 284,381
Pay 3M BBR Qtrly 4.50% Qtrly 12/07/2028 AUD 194,300,000 17,284 267,098 284,382
Pay 3M BBR Qtrly 4.00% Semi 9/10/2031 NZD 7,700,000 (81,454) 138,436 56,982
Pay 3M BBR Qtrly 4.00% Semi 9/10/2031 NZD 7,700,000 (81,454) 138,436 56,982
Pay 3M BBR Qtrly 4.50% Semi 9/10/2036 NZD 5,700,000 113,079 7,392 120,471
Pay 3M BBR Qtrly 4.50% Semi 9/10/2036 NZD 5,700,000 113,509 6,962 120,471
Pay 3M BBR Qtrly 4.50% Semi 12/10/2036 NZD 1,400,000 25,376 920 26,296
Pay 3M BBR Qtrly 4.50% Semi 12/10/2036 NZD 1,500,000 27,169 1,004 28,173
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/20/2028 ZAR 81,500,000 22,639 (7,740) 14,899
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/20/2028 ZAR 81,500,000 22,639 (7,740) 14,899
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/17/2031 ZAR 1,300,000 (323) 599 276
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/17/2031 ZAR 1,300,000 (323) 599 276
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/17/2031 ZAR 49,500,000 17,849 (10,544) 7,305
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/17/2031 ZAR 49,500,000 17,835 (10,531) 7,304
Pay 3M STIBOR Qtrly 3.00% Annual 9/17/2036 SEK 6,000,000 13,304 (1,087) 12,217
Pay 3M STIBOR Qtrly 3.00% Annual 9/17/2036 SEK 6,000,000 13,304 (1,087) 12,217
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 38,100,000 15,911 288,626 304,537
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 38,000,000 15,613 288,125 303,738
Pay 6M BBR Semi 5.00% Semi 12/11/2036 AUD 76,200,000 54,650 500,721 555,371
Pay 6M BBR Semi 5.00% Semi 12/11/2036 AUD 76,300,000 56,394 499,865 556,259
Pay 6M BUBOR Semi 5.00% Annual 12/20/2028 HUF 3,415,000,000 21,756 1,217 22,973
Pay 6M BUBOR Semi 5.00% Annual 12/20/2028 HUF 3,415,000,000 21,756 1,217 22,973
Pay 6M BUBOR Semi 5.00% Annual 9/17/2031 HUF 563,100,000 10,676 9,603 20,279
Pay 6M BUBOR Semi 5.00% Annual 9/17/2031 HUF 563,100,000 10,676 9,603 20,279
Pay 6M BUBOR Semi 5.00% Annual 12/17/2031 HUF 1,395,000,000 60,279 3,130 63,409
Pay 6M BUBOR Semi 5.00% Annual 12/17/2031 HUF 1,395,000,000 60,279 3,130 63,409
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 155,000,000 725,673 206,887 932,560
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 155,100,000 725,892 207,287 933,179
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2028 EUR 126,300,000 449,915 300,494 750,409
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2028 EUR 126,200,000 449,387 300,428 749,815
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 26,700,000 47,341 134,271 181,612
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 26,700,000 48,930 132,682 181,612
Pay 6M EURIBOR Semi 3.00% Annual 12/17/2036 EUR 18,700,000 (123,060) 218,403 95,343
Pay 6M EURIBOR Semi 3.00% Annual 12/17/2036 EUR 18,600,000 (124,196) 218,629 94,433
Pay 6M NIBOR Semi 4.50% Annual 9/17/2031 NOK 566,900,000 (67,391) 190,725 123,334
Pay 6M NIBOR Semi 4.50% Annual 9/17/2031 NOK 566,900,000 (67,391) 190,725 123,334
Receive 1D SARON Annual 0.50% Annual 9/17/2036 CHF 18,900,000 313,106 (181,201) 131,905
Receive 1D SARON Annual 0.50% Annual 9/17/2036 CHF 18,900,000 312,025 (180,380) 131,645
Receive 1D SARON Annual 0.50% Annual 12/17/2036 CHF 800,000 7,776 (1,634) 6,142
Receive 1D SARON Annual 0.50% Annual 12/17/2036 CHF 700,000 7,315 (1,878) 5,437
Receive 1D SOFR Annual 4.00% Annual 9/20/2028 USD 280,400,000 (270,260) 358,583 88,323

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D SOFR Annual 4.00% Annual 9/20/2028 USD 280,400,000 $ (270,387) $ 358,709 $ 88,322
Receive 1D SOFR Annual 4.00% Annual 9/17/2036 USD 50,800,000 340,397 (189,672) 150,725
Receive 1D SOFR Annual 4.00% Annual 9/17/2036 USD 50,700,000 338,983 (187,680) 151,303
Receive 1D SOFR Annual 4.00% Annual 12/17/2036 USD 25,500,000 120,303 5,348 125,651
Receive 1D SOFR Annual 4.00% Annual 12/17/2036 USD 25,600,000 120,975 4,664 125,639
Receive 1D SONIA Annual 4.00% Annual 9/20/2028 GBP 106,800,000 186,572 (81,488) 105,084
Receive 1D SONIA Annual 4.00% Annual 9/20/2028 GBP 106,700,000 186,031 (80,940) 105,091
Receive 1D SONIA Annual 4.00% Annual 12/20/2028 GBP 24,800,000 24,254 (8,023) 16,231
Receive 1D SONIA Annual 4.00% Annual 12/20/2028 GBP 24,800,000 23,844 (7,613) 16,231
Receive 1D SONIA Annual 4.00% Annual 9/17/2031 GBP 32,200,000 341,511 (165,593) 175,918
Receive 1D SONIA Annual 4.00% Annual 9/17/2031 GBP 32,100,000 340,451 (165,074) 175,377
Receive 1D SONIA Annual 4.00% Annual 12/17/2031 GBP 39,500,000 405,993 (112,549) 293,444
Receive 1D SONIA Annual 4.00% Annual 12/17/2031 GBP 39,500,000 406,037 (112,289) 293,748
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 69,768,000,000 277,103 (130,909) 146,194
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 69,768,000,000 277,101 (130,907) 146,194
Receive 1D TONAR Annual 1.50% Annual 12/20/2028 JPY 118,128,700,000 2,085,969 (304,687) 1,781,282
Receive 1D TONAR Annual 1.50% Annual 12/20/2028 JPY 118,128,600,000 2,085,199 (303,918) 1,781,281
Receive 1D TONAR Annual 2.50% Annual 9/17/2036 JPY 4,799,700,000 182,713 50,138 232,851
Receive 1D TONAR Annual 2.50% Annual 9/17/2036 JPY 4,799,600,000 182,697 50,155 232,852
Receive 1D TONAR Annual 2.50% Annual 12/17/2036 JPY 2,530,500,000 142,233 61,956 204,189
Receive 1D TONAR Annual 2.50% Annual 12/17/2036 JPY 2,530,400,000 142,225 61,961 204,186
Receive 3M BBR Qtrly 3.50% Semi 12/13/2028 NZD 1,100,000 (201) 457 256
Receive 3M BBR Qtrly 3.50% Semi 12/13/2028 NZD 1,000,000 (224) 457 233
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/18/2028 TWD 34,500,000 (897) 1,283 386
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/18/2028 TWD 34,500,000 (897) 1,283 386
Receive 3M TWCPBA Qtrly 2.00% Qtrly 12/18/2028 TWD 29,500,000 6,167 (5,857) 310
Receive 3M TWCPBA Qtrly 2.00% Qtrly 12/18/2028 TWD 29,500,000 6,167 (5,857) 310
13,584,885 10,896,986 24,481,871
Pay 1D SHIRON Annual 3.00% Annual 9/20/2028 ILS 22,300,000 (6,558) 5,501 (1,057)
Pay 1D SHIRON Annual 3.00% Annual 9/20/2028 ILS 22,400,000 (6,602) 5,540 (1,062)
Pay 1D TONAR Annual 2.00% Annual 9/17/2031 JPY 12,166,800,000 (392,074) 367,868 (24,206)
Pay 1D TONAR Annual 2.00% Annual 9/17/2031 JPY 12,166,800,000 (392,074) 367,868 (24,206)
Pay 1D TONAR Annual 2.00% Annual 12/17/2031 JPY 15,665,300,000 (424,700) 43,715 (380,985)
Pay 1D TONAR Annual 2.00% Annual 12/17/2031 JPY 15,665,300,000 (424,700) 43,715 (380,985)
Pay 3M STIBOR Qtrly 2.50% Annual 9/17/2031 SEK 67,400,000 (41,032) 34,855 (6,177)
Pay 3M STIBOR Qtrly 2.50% Annual 9/17/2031 SEK 67,400,000 (41,032) 34,855 (6,177)
Pay 6M BBR Semi 5.00% Semi 9/13/2046 AUD 13,200,000 (227,125) 186,100 (41,025)
Pay 6M BBR Semi 5.00% Semi 9/13/2046 AUD 13,300,000 (225,122) 183,787 (41,335)
Pay 6M BBR Semi 5.00% Semi 12/13/2046 AUD 300,000 (4,486) 3,459 (1,027)
Pay 6M BBR Semi 5.00% Semi 12/13/2046 AUD 200,000 (3,041) 2,357 (684)
Pay 6M BUBOR Semi 5.00% Annual 9/20/2028 HUF 605,200,000 (6,883) 5,657 (1,226)
Pay 6M BUBOR Semi 5.00% Annual 9/20/2028 HUF 605,200,000 (6,883) 5,657 (1,226)
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2056 EUR 5,700,000 (298,464) 194,433 (104,031)
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2056 EUR 5,700,000 (297,916) 193,885 (104,031)
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2056 EUR 700,000 (25,600) 12,523 (13,077)
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2056 EUR 700,000 (26,025) 12,949 (13,076)
Receive 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 497,100,000 (688,652) (1,240,028) (1,928,680)
Receive 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 497,100,000 (689,211) (1,239,476) (1,928,687)
Receive 1D CORRA Semi 3.00% Semi 12/20/2028 CAD 105,000,000 (165,766) (130,268) (296,034)
Receive 1D CORRA Semi 3.00% Semi 12/20/2028 CAD 104,900,000 (165,405) (130,347) (295,752)
Receive 1D CORRA Semi 3.00% Semi 12/17/2031 CAD 4,800,000 3,024 (14,845) (11,821)
Receive 1D CORRA Semi 3.00% Semi 12/17/2031 CAD 4,900,000 3,087 (15,155) (12,068)
Receive 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 64,400,000 (879,724) (451,184) (1,330,908)
Receive 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 64,400,000 (879,785) (451,123) (1,330,908)
Receive 1D CORRA Semi 3.50% Semi 12/17/2036 CAD 3,400,000 (41,700) (20,572) (62,272)
Receive 1D CORRA Semi 3.50% Semi 12/17/2036 CAD 3,400,000 (41,232) (21,041) (62,273)
Receive 1D IBR Qtrly 11.00% Qtrly 9/18/2028 COP 1,195,700,000 1,632 (2,217) (585)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D IBR Qtrly 11.00% Qtrly 9/18/2028 COP 1,195,700,000 $ 1,632 $ (2,217) $ (585)
Receive 1D IBR Qtrly 11.00% Qtrly 12/18/2028 COP 4,212,100,000 1,433 (8,930) (7,497)
Receive 1D IBR Qtrly 11.00% Qtrly 12/18/2028 COP 4,212,100,000 1,433 (8,930) (7,497)
Receive 1D IBR Qtrly 11.00% Qtrly 9/16/2031 COP 417,200,000 (1,276) (3,175) (4,451)
Receive 1D IBR Qtrly 11.00% Qtrly 9/16/2031 COP 417,200,000 (1,276) (3,175) (4,451)
Receive 1D IBR Qtrly 11.00% Qtrly 12/16/2031 COP 1,117,200,000 (4,525) (8,598) (13,123)
Receive 1D IBR Qtrly 11.00% Qtrly 12/16/2031 COP 1,117,200,000 (4,525) (8,598) (13,123)
Receive 1D MIBOR Semi 6.50% Semi 9/16/2031 INR 8,200,000 (508) (1,333) (1,841)
Receive 1D MIBOR Semi 6.50% Semi 9/16/2031 INR 8,200,000 (508) (1,333) (1,841)
Receive 1D SARON Annual 0.50% Annual 9/20/2028 CHF 217,600,000 (2,034,278) (77,303) (2,111,581)
Receive 1D SARON Annual 0.50% Annual 9/20/2028 CHF 217,600,000 (2,034,224) (78,285) (2,112,509)
Receive 1D SOFR Annual 4.00% Annual 9/17/2031 USD 25,500,000 (152,613) 43,602 (109,011)
Receive 1D SOFR Annual 4.00% Annual 9/17/2031 USD 25,600,000 (153,240) 43,863 (109,377)
Receive 1D SOFR Annual 4.00% Annual 12/17/2031 USD 41,400,000 (213,849) (7,162) (221,011)
Receive 1D SOFR Annual 4.00% Annual 12/17/2031 USD 41,300,000 (213,239) (7,406) (220,645)
Receive 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 24,200,000 30,020 (362,267) (332,247)
Receive 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 24,100,000 29,233 (358,867) (329,634)
Receive 1D SORA Semi 2.00% Semi 12/20/2028 SGD 2,100,000 (7,117) (4,559) (11,676)
Receive 1D SORA Semi 2.00% Semi 12/20/2028 SGD 2,200,000 (7,448) (4,784) (12,232)
Receive 1D SORA Semi 2.00% Semi 9/17/2031 SGD 1,700,000 3,852 (12,574) (8,722)
Receive 1D SORA Semi 2.00% Semi 9/17/2031 SGD 1,700,000 4,138 (12,860) (8,722)
Receive 1D SORA Semi 2.00% Semi 12/17/2031 SGD 1,400,000 4,456 (8,869) (4,413)
Receive 1D SORA Semi 2.00% Semi 12/17/2031 SGD 1,400,000 4,813 (9,226) (4,413)
Receive 1D THOR Qtrly 1.50% Qtrly 9/18/2028 THB 251,200,000 (12,567) (16,091) (28,658)
Receive 1D THOR Qtrly 1.50% Qtrly 9/18/2028 THB 251,200,000 (12,567) (16,091) (28,658)
Receive 1D THOR Qtrly 1.50% Qtrly 12/18/2028 THB 245,000,000 17,797 (35,098) (17,301)
Receive 1D THOR Qtrly 1.50% Qtrly 12/18/2028 THB 245,000,000 17,797 (35,098) (17,301)
Receive 1D THOR Qtrly 2.00% Qtrly 9/16/2031 THB 134,000,000 (38,400) (33,645) (72,045)
Receive 1D THOR Qtrly 2.00% Qtrly 9/16/2031 THB 134,000,000 (38,400) (33,645) (72,045)
Receive 1D THOR Qtrly 2.00% Qtrly 12/16/2031 THB 173,500,000 (5,919) (73,268) (79,187)
Receive 1D THOR Qtrly 2.00% Qtrly 12/16/2031 THB 173,500,000 (5,919) (73,268) (79,187)
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 219,600,000 453,190 (683,679) (230,489)
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 219,600,000 453,561 (684,088) (230,527)
Receive 3M BBR Qtrly 3.50% Semi 9/13/2028 NZD 42,200,000 (14,371) (17,631) (32,002)
Receive 3M BBR Qtrly 3.50% Semi 9/13/2028 NZD 42,300,000 (14,405) (17,673) (32,078)
Receive 3M BBR Qtrly 4.00% Semi 12/10/2031 NZD 2,600,000 2,157 (17,092) (14,935)
Receive 3M BBR Qtrly 4.00% Semi 12/10/2031 NZD 2,600,000 2,157 (17,092) (14,935)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 9/20/2028 KRW 56,443,600,000 (66,116) (52,117) (118,233)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 9/20/2028 KRW 56,443,600,000 (66,116) (52,117) (118,233)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/20/2028 KRW 6,300,000,000 5,817 (11,727) (5,910)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/20/2028 KRW 6,300,000,000 5,816 (11,726) (5,910)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 9/17/2031 KRW 24,770,000,000 (8,613) (56,216) (64,829)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 9/17/2031 KRW 24,770,000,000 (8,613) (56,216) (64,829)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/17/2031 KRW 4,656,600,000 16,947 (23,715) (6,768)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/17/2031 KRW 4,656,600,000 16,947 (23,715) (6,768)
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/20/2028 HKD 160,300,000 (78,846) 65,370 (13,476)
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/20/2028 HKD 160,300,000 (78,846) 65,361 (13,485)
Receive 3M HIBOR Qtrly 3.50% Qtrly 12/20/2028 HKD 16,500,000 (6,184) 5,019 (1,165)
Receive 3M HIBOR Qtrly 3.50% Qtrly 12/20/2028 HKD 16,400,000 (6,139) 4,981 (1,158)
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/17/2031 HKD 36,900,000 (20,330) (11,424) (31,754)
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/17/2031 HKD 36,900,000 (20,330) (11,438) (31,768)
Receive 3M HIBOR Qtrly 3.50% Qtrly 12/17/2031 HKD 3,000,000 (1,213) (1,189) (2,402)
Receive 3M HIBOR Qtrly 3.50% Qtrly 12/17/2031 HKD 3,000,000 (1,213) (1,189) (2,402)
Receive 3M STIBOR Qtrly 2.50% Annual 9/20/2028 SEK 257,400,000 22,940 (110,883) (87,943)
Receive 3M STIBOR Qtrly 2.50% Annual 9/20/2028 SEK 257,500,000 22,898 (110,885) (87,987)
Receive 3M STIBOR Qtrly 2.50% Annual 12/20/2028 SEK 79,600,000 5,246 (25,581) (20,335)
Receive 3M STIBOR Qtrly 2.50% Annual 12/20/2028 SEK 79,700,000 5,297 (25,657) (20,360)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2031 TWD 49,600,000 $ (16,371) $ (8,388) $ (24,759)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2031 TWD 49,600,000 (16,371) (8,388) (24,759)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 12/16/2031 TWD 17,500,000 (416) (7,438) (7,854)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 12/16/2031 TWD 17,500,000 (416) (7,438) (7,854)
Receive 6M BBR Semi 5.00% Semi 9/11/2031 AUD 34,900,000 (201,867) (178,619) (380,486)
Receive 6M BBR Semi 5.00% Semi 9/11/2031 AUD 34,900,000 (201,915) (178,571) (380,486)
Receive 6M BBR Semi 5.00% Semi 12/11/2031 AUD 293,700,000 (2,035,236) (1,145,021) (3,180,257)
Receive 6M BBR Semi 5.00% Semi 12/11/2031 AUD 293,800,000 (2,034,612) (1,146,820) (3,181,432)
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2031 EUR 152,000,000 (1,320,263) (699,357) (2,019,620)
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2031 EUR 151,900,000 (1,318,098) (700,193) (2,018,291)
Receive 6M EURIBOR Semi 3.00% Annual 12/17/2031 EUR 88,900,000 (632,105) (494,279) (1,126,384)
Receive 6M EURIBOR Semi 3.00% Annual 12/17/2031 EUR 88,900,000 (632,342) (494,042) (1,126,384)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 658,500,000 (320,551) 98,215 (222,336)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 658,500,000 (320,307) 97,972 (222,335)
Receive 6M NIBOR Semi 5.00% Annual 12/20/2028 NOK 1,376,000,000 (293,530) (333,025) (626,555)
Receive 6M NIBOR Semi 5.00% Annual 12/20/2028 NOK 1,376,000,000 (293,530) (333,025) (626,555)
Receive 6M NIBOR Semi 4.50% Annual 12/17/2031 NOK 100,300,000 5,810 (48,332) (42,522)
Receive 6M NIBOR Semi 4.50% Annual 12/17/2031 NOK 100,300,000 5,810 (48,332) (42,522)
Receive 6M NIBOR Semi 4.50% Annual 9/17/2036 NOK 212,700,000 (129,108) (276,807) (405,915)
Receive 6M NIBOR Semi 4.50% Annual 9/17/2036 NOK 212,600,000 (128,831) (276,887) (405,718)
Receive 6M NIBOR Semi 4.50% Annual 12/17/2036 NOK 62,500,000 (87,041) (43,441) (130,482)
Receive 6M NIBOR Semi 4.50% Annual 12/17/2036 NOK 62,500,000 (87,014) (43,468) (130,482)
Receive 6M PRIBOR Semi 4.50% Annual 9/20/2028 CZK 222,400,000 3,903 (82,001) (78,098)
Receive 6M PRIBOR Semi 4.50% Annual 9/20/2028 CZK 222,400,000 3,903 (82,001) (78,098)
Receive 6M PRIBOR Semi 4.50% Annual 9/17/2031 CZK 91,000,000 (564) (71,918) (72,482)
Receive 6M PRIBOR Semi 4.50% Annual 9/17/2031 CZK 91,000,000 (564) (71,918) (72,482)
Receive 6M WIBOR Semi 4.00% Annual 9/20/2028 PLN 40,600,000 (13,820) (14,691) (28,511)
Receive 6M WIBOR Semi 4.00% Annual 9/20/2028 PLN 40,600,000 (13,820) (14,691) (28,511)
Receive 6M WIBOR Semi 4.50% Annual 9/17/2031 PLN 15,100,000 15,072 (108,130) (93,058)
Receive 6M WIBOR Semi 4.50% Annual 9/17/2031 PLN 15,000,000 14,086 (106,527) (92,441)
(20,648,313) (11,940,602) (32,588,915)
$ (7,063,428) $ (1,043,616) $ (8,107,044)
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2026 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.34%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.43%
1 Day Colombia Overnight Interbank Rate (“IBR”): 10.54%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 6.63%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 5.50%
1 Day Secured Overnight Financing Rate (“SOFR”): 3.68%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 3.75%
1 Day Singapore Overnight Rate Average (“SORA”): 1.19%
1 Day Sterling Overnight Index Average (“SONIA”): 3.73%
1 Day Swiss Average Rate Overnight (“SARON”): -0.04%
1 Day Thailand Overnight Repo Rate (“THOR”): 0.99%

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.96%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 1.54%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.46%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 2.97%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 6.99%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.92%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.97%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.80%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 5.62%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.57%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.81%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.89%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 3.80%
Total return swap contracts outstanding as of June 30, 2026 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
KOSPI 200 Index
September Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MSCS 09/10/2026 KRW 19,736,250,000 $ 1,477,854
Swiss Market Index
September Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
Monthly MLIN 09/18/2026 CHF 61,559,610 2,285,808
TAIEX Index July
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MLIN 07/15/2026 TWD 233,895,000 170,594
Total unrealized appreciation 3,934,256
Amsterdam
Exchange Index July
Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination MSCS 07/17/2026 EUR (35,057,124) (210,142)
HSCEI July Futures Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MSCS 07/30/2026 HKD 57,627,450 (68,857)
iBovespa Index
August Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 08/12/2026 BRL 42,480,288 (9,011)
Total unrealized depreciation (288,010)
Net unrealized appreciation $ 3,646,246

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
Futures contracts outstanding as of June 30, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 311 7/2026 USD $ 22,687,450 $ (1,453,689)
CAC 40 10 Euro Index 238 7/2026 EUR 22,870,053 (96,030)
CBOE Volatility Index 43 7/2026 USD 771,880 (8,713)
Hang Seng Index 183 7/2026 HKD 26,654,858 (375,362)
HSCEI 524 7/2026 HKD 25,164,908 (226,392)
IFSC NIFTY 50 Index 751 7/2026 USD 36,054,759 (135,225)
MSCI Singapore Index 1,150 7/2026 SGD 42,528,889 (88,678)
Natural Gas 10 7/2026 EUR 369,315 22,458
Natural Gas 30 7/2026 GBP 1,288,494 49,222
Natural Gas 2,543 7/2026 USD 83,283,250 1,501,518
NY Harbor ULSD 348 7/2026 USD 47,196,526 (3,909,399)
OMXS30 Index 476 7/2026 SEK 15,792,458 206,594
Rapeseed 33 7/2026 EUR 952,543 (31,945)
RBOB Gasoline 715 7/2026 USD 86,933,847 (538,356)
SGX FTSE China A50 Index 5,457 7/2026 USD 84,659,898 902,049
SGX FTSE Taiwan Index 268 7/2026 USD 43,340,960 506,268
WTI Crude Oil 158 7/2026 USD 10,981,000 (2,923,228)
100 oz Gold 476 8/2026 USD 192,232,600 (19,087,027)
Ethanol 5 8/2026 USD 395,325 10,308
Feeder Cattle 15 8/2026 USD 2,734,500 1,298
French Base Electricity 21 8/2026 EUR 1,072,904 154,365
Italian Base Electricity 5 8/2026 EUR 564,888 16,557
Lean Hogs 541 8/2026 USD 21,250,480 452,887
Live Cattle 375 8/2026 USD 36,363,750 (346,714)
LNG Japan/Korea Marker 4 8/2026 USD 642,960 (3,085)
Low Sulphur Gasoil 921 8/2026 USD 83,903,100 (4,436,776)
Phelix De Base Electricity 30 8/2026 EUR 2,668,616 180,014
Australia 10 Year Bond 720 9/2026 AUD 54,618,423 (16,839)
Australia 3 Year Bond 229 9/2026 AUD 16,569,583 (10,332)
Coffee 'C' 707 9/2026 USD 78,596,306 13,416,028
Copper 125 9/2026 USD 19,543,750 211,751
Corn 462 9/2026 USD 9,626,925 (103,203)
Crude Oil 29 9/2026 USD 2,023,562 4,090
DJIA CBOT E-Mini Index 100 9/2026 USD 26,335,000 331,411
Euro STOXX 50 Index 167 9/2026 EUR 12,128,151 92,726
Euro-Bund 44 9/2026 EUR 6,393,898 (12,330)
Fcoj-a 7 9/2026 USD 173,513 8,482
French Base Electricity 3 9/2026 EUR 687,766 (32,678)
FTSE 100 Index 865 9/2026 GBP 120,950,984 324,986
FTSE/JSE Top 40 Index 214 9/2026 ZAR 13,406,094 (258,401)
FTSE/MIB Index 82 9/2026 EUR 24,304,016 (218,243)
Gasoil 9 9/2026 USD 1,022,211 10,577
Gasoline 1 9/2026 USD 856,915 (7,365)
Italian Base Electricity 2 9/2026 EUR 683,046 (35,195)
Jet Fuel 4 9/2026 USD 450,716 3,398
KC HRW Wheat 50 9/2026 USD 1,563,125 12,714
KOSPI 200 Index 36 9/2026 KRW 8,045,569 7,377
LME Aluminum Base Metal 1,095 9/2026 USD 84,491,569 (12,057,572)
LME Copper Base Metal 371 9/2026 USD 124,103,674 (3,449,824)
LME Lead Base Metal 29 9/2026 USD 1,353,735 (86,731)
LME Nickel Base Metal 328 9/2026 USD 31,991,847 (4,987,758)
LME Zinc Base Metal 690 9/2026 USD 61,555,245 127,121
MSCI EAFE Index 278 9/2026 USD 43,719,670 21,801
MSCI Emerging Markets Index 378 9/2026 USD 33,212,970 (242,724)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Naphtha 1 9/2026 USD $ 645,141 $ (3,313)
NASDAQ 100 E-Mini Index 42 9/2026 USD 25,639,740 456,147
Nikkei 225 Index 124 9/2026 JPY 53,529,075 3,291,975
Palladium 13 9/2026 USD 1,574,170 (127,364)
Phelix De Base Electricity 9 9/2026 EUR 2,627,563 (104,472)
Robusta Coffee 81 9/2026 USD 2,962,980 308,774
Russell 2000 E-Mini Index 118 9/2026 USD 17,969,040 137,248
S&P 500 E-Mini Index 92 9/2026 USD 34,721,950 (22,575)
S&P Midcap 400 E-Mini Index 48 9/2026 USD 18,648,000 336,799
S&P/TSX 60 Index 328 9/2026 CAD 95,084,731 (232,203)
Silver 183 9/2026 USD 54,828,630 (4,321,085)
Sugar No. 11 56 9/2026 USD 929,510 (2,991)
TOPIX Index 305 9/2026 JPY 75,089,332 1,378,396
Wheat 398 9/2026 USD 11,726,075 (269,261)
White Sugar 29 9/2026 USD 677,440 23,060
Platinum 13 10/2026 USD 1,017,770 (125,124)
Rapeseed 33 10/2026 EUR 966,682 (9,574)
Canola 8 11/2026 CAD 82,953 147
Soybean 1,580 11/2026 USD 90,356,250 141,466
90-Day Australian Bank Bill 1,542 12/2026 AUD 1,055,758,957 40,078
ECX Emission 30 12/2026 EUR 2,747,724 (14,556)
Soybean Meal 261 12/2026 USD 7,910,910 (23,709)
Soybean Oil 1,127 12/2026 USD 44,189,670 (2,843,044)
3 Month CORRA 420 3/2027 CAD 72,198,837 (12,982)
3 Month SARON 106 3/2027 CHF 32,792,110 (3,964)
90-Day Australian Bank Bill 1,093 3/2027 AUD 748,397,505 5,621
3 Month CORRA 163 6/2027 CAD 27,976,926 (4,116)
3 Month SARON 58 9/2027 CHF 17,924,907 (492)
90-Day Australian Bank Bill 468 9/2027 AUD 320,549,956 (6,504)
3 Month Euro Euribor 127 9/2028 EUR 35,354,286 44,350
3 Month SONIA 43 12/2028 GBP 13,695,381 24,449
Total of long contracts (38,542,633)
Short Contracts
EURO STOXX 50 Volatility Index (199) 7/2026 EUR (400,184) 37,310
IBEX 35 Index (10) 7/2026 EUR (2,216,256) (3,561)
CBOE Volatility Index (120) 8/2026 USD (2,273,880) 79,234
EURO STOXX 50 Volatility Index (74) 8/2026 EUR (160,227) 12,919
SGX IODEX Iron Ore (157) 8/2026 USD (1,553,986) (16,567)
Canada 10 Year Bond (597) 9/2026 CAD (50,963,363) (549,935)
CBOE Volatility Index (98) 9/2026 USD (1,931,198) 68,657
Cocoa (157) 9/2026 USD (7,972,460) (1,886,487)
Cocoa (292) 9/2026 GBP (14,784,134) (3,535,354)
Crude Palm Oil (79) 9/2026 MYR (2,201,925) 24,180
DAX Index (21) 9/2026 EUR (15,078,207) (85,832)
Euro-Bobl (191) 9/2026 EUR (25,169,227) (33,454)
Euro-BTP (237) 9/2026 EUR (32,319,526) (373,472)
Euro-Buxl (439) 9/2026 EUR (55,567,403) (901,914)
Euro-OAT (521) 9/2026 EUR (71,328,199) (326,273)
Euro-Schatz (2,770) 9/2026 EUR (335,347,787) (459,758)
Japan 10 Year Bond (175) 9/2026 JPY (137,302,808) (123,788)
LME Aluminum Base Metal (447) 9/2026 USD (34,491,079) 2,056,847
LME Copper Base Metal (201) 9/2026 USD (67,236,761) 430,723
LME Lead Base Metal (56) 9/2026 USD (2,614,108) 152,956
LME Nickel Base Metal (465) 9/2026 USD (45,354,296) 4,583,907
LME Zinc Base Metal (284) 9/2026 USD (25,335,782) (187,196)
Long Gilt (14) 9/2026 GBP (1,656,842) (18,269)
Milling Wheat No. 2 (56) 9/2026 EUR (646,255) 3,298

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Red Wheat (88) 9/2026 USD $ (2,668,600) $ 161,089
SPI 200 Index (134) 9/2026 AUD (20,354,813) 246,485
U.S. Treasury 10 Year Note (811) 9/2026 USD (89,032,594) (529,416)
U.S. Treasury 2 Year Note (3,298) 9/2026 USD (679,697,187) 177,418
U.S. Treasury 5 Year Note (1,878) 9/2026 USD (200,901,983) (196,588)
U.S. Treasury Long Bond (704) 9/2026 USD (79,618,000) (1,331,922)
U.S. Treasury Ultra Bond (447) 9/2026 USD (51,684,375) (894,827)
CBOE Volatility Index (61) 10/2026 USD (1,246,565) 34,810
CBOE Volatility Index (31) 11/2026 USD (640,984) 15,303
3 Month Euro Euribor (1,136) 12/2026 EUR (316,158,791) (317,295)
90-Day New Zealand Bill (249) 12/2026 NZD (140,326,159) (68,696)
Cotton No. 2 (509) 12/2026 USD (19,545,600) 3,748
French Base Electricity (1) 12/2026 EUR (574,427) (9,069)
UK Allowances Carbon Dioxide Emissions (1) 12/2026 GBP (75,157) (12,675)
3 Month Euro Euribor (1,025) 3/2027 EUR (285,149,399) (384,842)
3 Month SOFR (1,709) 3/2027 USD (409,967,738) 1,502,650
3 Month SONIA (419) 3/2027 GBP (133,408,654) (358,057)
90-Day New Zealand Bill (204) 3/2027 NZD (114,906,970) (87,566)
3 Month Euro Euribor (1,019) 6/2027 EUR (283,480,231) (542,751)
3 Month SARON (12) 6/2027 CHF (3,710,087) (4,915)
3 Month SOFR (1,641) 6/2027 USD (393,470,775) 1,673,709
3 Month SONIA (369) 6/2027 GBP (117,415,348) (317,518)
90-Day Australian Bank Bill (407) 6/2027 AUD (278,721,278) (26,871)
90-Day New Zealand Bill (170) 6/2027 NZD (95,727,717) (18,074)
3 Month CORRA (1,648) 9/2027 CAD (282,510,136) (446,276)
3 Month Euro Euribor (573) 9/2027 EUR (159,446,388) (273,070)
3 Month SOFR (1,370) 9/2027 USD (328,611,625) 1,106,911
3 Month SONIA (231) 9/2027 GBP (73,500,087) (247,498)
3 Month CORRA (912) 12/2027 CAD (156,228,027) (169,995)
3 Month Euro Euribor (345) 12/2027 EUR (96,036,244) (144,999)
3 Month SARON (16) 12/2027 CHF (4,943,317) (5,162)
3 Month SOFR (999) 12/2027 USD (239,784,975) 1,226,706
3 Month SONIA (227) 12/2027 GBP (72,257,468) (187,915)
3 Month Euro Euribor (358) 3/2028 EUR (99,675,454) (158,939)
3 Month SOFR (1,000) 3/2028 USD (240,225,000) 1,064,963
3 Month SONIA (156) 3/2028 GBP (49,677,807) (40,476)
3 Month Euro Euribor (321) 6/2028 EUR (89,369,216) (120,191)
3 Month SOFR (1,039) 6/2028 USD (249,749,625) 825,184
3 Month SONIA (145) 6/2028 GBP (46,186,906) (62,635)
3 Month SOFR (1,019) 9/2028 USD (245,031,287) (48,410)
3 Month SONIA (121) 9/2028 GBP (38,542,177) (77,017)
Total of short contracts (96,518)
Net unrealized depreciation $ (38,639,151)
Forward foreign currency exchange contracts outstanding as of June 30, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CHF 60,700,249 USD 75,647,938 CITI 9/16/2026 $ 122,325
CHF 60,700,252 USD 75,647,791 JPMC 9/16/2026 122,477
CNY 1,926,858 USD 285,128 CITI
**
9/16/2026 175
CNY 1,926,858 USD 285,128 JPMC
**
9/16/2026 176
COP 98,058,711,188 USD 25,895,767 CITI
**
9/16/2026 2,270,911

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
COP 98,058,711,188 USD 25,895,715 JPMC
**
9/16/2026 $ 2,270,963
EUR 75,085,000 USD 85,862,733 CITI 9/16/2026 208,063
EUR 75,085,001 USD 85,862,563 JPMC 9/16/2026 208,234
GBP 18,775,500 USD 24,726,874 CITI 9/16/2026 177,811
GBP 18,775,500 USD 24,726,825 JPMC 9/16/2026 177,861
HUF 1,678,672,476 USD 5,364,864 CITI 9/16/2026 11,070
HUF 1,678,672,476 USD 5,364,249 JPMC 9/16/2026 11,684
INR 2,685,000,000 USD 28,146,580 CITI
**
9/16/2026 48,033
INR 2,685,000,000 USD 28,146,523 JPMC
**
9/16/2026 48,090
KRW 4,000,000,000 USD 2,587,485 CITI
**
9/16/2026 1,295
KRW 4,000,000,000 USD 2,587,480 JPMC
**
9/16/2026 1,300
PEN 47,055,114 USD 13,675,388 CITI
**
9/16/2026 48,030
PEN 47,055,114 USD 13,675,361 JPMC
**
9/16/2026 48,058
PHP 405,000,000 USD 6,549,464 CITI
**
9/16/2026 18,638
PHP 405,000,000 USD 6,549,450 JPMC
**
9/16/2026 18,651
TWD 368,705,000 USD 11,533,213 CITI
**
9/16/2026 10,320
TWD 368,705,000 USD 11,533,190 JPMC
**
9/16/2026 10,343
USD 284,886,041 AUD 404,627,500 CITI 9/16/2026 5,130,957
USD 284,886,945 AUD 404,627,500 JPMC 9/16/2026 5,131,861
USD 19,398,117 BRL 99,851,500 CITI
**
9/16/2026 411,198
USD 19,398,156 BRL 99,851,500 JPMC
**
9/16/2026 411,237
USD 102,282,494 CAD 142,453,000 CITI 9/16/2026 1,491,393
USD 102,282,698 CAD 142,453,000 JPMC 9/16/2026 1,491,598
USD 55,220,266 CHF 43,032,730 CITI 9/16/2026 1,503,826
USD 55,636,018 CHF 43,355,096 JPMC 9/16/2026 1,517,178
USD 1,329,479 CLP 1,200,000,000 CITI
**
9/16/2026 26,555
USD 1,329,482 CLP 1,200,000,000 JPMC
**
9/16/2026 26,558
USD 14,182,737 CNY 95,636,500 CITI
**
9/16/2026 22,135
USD 14,182,766 CNY 95,636,500 JPMC
**
9/16/2026 22,163
USD 18,556,454 CZK 387,752,126 CITI 9/16/2026 289,704
USD 18,563,060 CZK 387,889,246 JPMC 9/16/2026 289,850
USD 191,239,684 EUR 163,269,809 CITI 9/16/2026 4,081,630
USD 191,239,507 EUR 163,269,811 JPMC 9/16/2026 4,081,451
USD 196,703,366 GBP 146,973,000 CITI 9/16/2026 1,751,628
USD 196,703,759 GBP 146,973,000 JPMC 9/16/2026 1,752,021
USD 3,033,513 HKD 23,668,500 CITI 9/16/2026 7,401
USD 3,033,519 HKD 23,668,500 JPMC 9/16/2026 7,407
USD 10,416,486 HUF 3,240,000,000 CITI 9/16/2026 40,415
USD 10,416,507 HUF 3,240,000,000 JPMC 9/16/2026 40,436
USD 20,284,591 IDR 362,000,451,644 CITI
**
9/16/2026 194,290
USD 20,284,632 IDR 362,000,451,644 JPMC
**
9/16/2026 194,331
USD 34,860,229 ILS 101,399,250 CITI 9/16/2026 719,039
USD 34,872,355 ILS 101,399,250 JPMC 9/16/2026 731,166
USD 340,695,658 JPY 53,530,910,624 CITI 9/16/2026 9,399,169
USD 340,696,340 JPY 53,530,910,623 JPMC 9/16/2026 9,399,850
USD 195,149,499 NOK 1,853,186,546 CITI 9/16/2026 8,133,661
USD 195,162,490 NOK 1,853,313,454 JPMC 9/16/2026 8,133,845
USD 155,859,565 NZD 266,694,421 CITI 9/16/2026 3,994,961
USD 155,859,877 NZD 266,694,421 JPMC 9/16/2026 3,995,272
USD 50,067,403 PLN 186,576,000 CITI 9/16/2026 472,331
USD 50,067,503 PLN 186,576,000 JPMC 9/16/2026 472,431
USD 172,178,001 SEK 1,608,132,533 CITI 9/16/2026 5,610,091
USD 172,216,295 SEK 1,608,117,467 JPMC 9/16/2026 5,649,945
USD 137,741,226 SGD 174,444,031 CITI 9/16/2026 2,165,351
USD 137,745,778 SGD 174,444,030 JPMC 9/16/2026 2,169,903
USD 50,199,430 THB 1,629,693,453 CITI 9/16/2026 826,169
USD 50,197,163 THB 1,629,693,453 JPMC 9/16/2026 823,902
ZAR 496,500,000 USD 29,857,223 CITI 9/16/2026 263,314

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ZAR 496,500,000 USD 29,857,163 JPMC 9/16/2026 $ 263,373
USD 25,293,006 MXN 443,500,000 CITI 9/17/2026 95,819
USD 25,293,056 MXN 443,500,000 JPMC 9/17/2026 95,869
Total unrealized appreciation 99,167,192
AUD 198,519,772 USD 141,752,115 CITI 9/16/2026 (4,497,690)
AUD 198,519,772 USD 141,751,603 JPMC 9/16/2026 (4,497,175)
BRL 41,001,836 USD 7,959,331 CITI
**
9/16/2026 (162,767)
BRL 41,001,836 USD 7,959,315 JPMC
**
9/16/2026 (162,751)
CAD 215,711,453 USD 157,495,605 CITI 9/16/2026 (4,871,268)
CAD 215,711,453 USD 157,495,290 JPMC 9/16/2026 (4,870,953)
CHF 103,166,569 USD 131,957,197 CITI 9/16/2026 (3,177,526)
CHF 103,488,933 USD 132,372,337 JPMC 9/16/2026 (3,190,266)
CLP 3,867,057,117 USD 4,289,847 CITI
**
9/16/2026 (91,112)
CLP 3,867,057,117 USD 4,289,839 JPMC
**
9/16/2026 (91,103)
CNY 109,711,358 USD 16,289,156 CITI
**
9/16/2026 (44,532)
CNY 109,711,358 USD 16,289,123 JPMC
**
9/16/2026 (44,500)
CZK 260,431,440 USD 12,461,243 CITI 9/16/2026 (192,488)
CZK 260,568,560 USD 12,467,779 JPMC 9/16/2026 (192,564)
EUR 346,232,499 USD 402,804,554 CITI 9/16/2026 (5,914,272)
EUR 346,232,502 USD 402,803,752 JPMC 9/16/2026 (5,913,466)
GBP 62,277,148 USD 83,525,399 CITI 9/16/2026 (918,130)
GBP 62,277,148 USD 83,525,232 JPMC 9/16/2026 (917,963)
HUF 2,797,787,459 USD 9,031,905 CITI 9/16/2026 (72,017)
HUF 2,797,787,459 USD 9,031,887 JPMC 9/16/2026 (71,997)
INR 2,710,000,000 USD 28,514,324 CITI
**
9/16/2026 (57,191)
INR 2,710,000,000 USD 28,514,267 JPMC
**
9/16/2026 (57,134)
JPY 69,357,500,002 USD 435,301,597 CITI 9/16/2026 (6,056,213)
JPY 69,357,500,000 USD 435,300,726 JPMC 9/16/2026 (6,055,342)
KRW 66,326,685,315 USD 44,136,973 CITI
**
9/16/2026 (1,210,672)
KRW 66,326,685,315 USD 44,136,885 JPMC
**
9/16/2026 (1,210,585)
NOK 640,254,996 USD 68,726,336 CITI 9/16/2026 (4,114,478)
NOK 640,381,904 USD 68,749,493 JPMC 9/16/2026 (4,124,831)
NZD 14,120,500 USD 8,301,455 CITI 9/16/2026 (260,776)
NZD 14,120,500 USD 8,301,438 JPMC 9/16/2026 (260,760)
PHP 785,000,000 USD 12,852,628 CITI
**
9/16/2026 (121,864)
PHP 785,000,000 USD 12,852,602 JPMC
**
9/16/2026 (121,837)
PLN 111,417,405 USD 30,560,863 CITI 9/16/2026 (944,222)
PLN 111,417,405 USD 30,560,861 JPMC 9/16/2026 (944,221)
SEK 25,507,533 USD 2,754,963 CITI 9/16/2026 (112,932)
SEK 25,492,467 USD 2,753,391 JPMC 9/16/2026 (112,921)
SGD 20,553,001 USD 16,196,631 CITI 9/16/2026 (223,077)
SGD 20,553,000 USD 16,196,591 JPMC 9/16/2026 (223,039)
THB 3,500,000 USD 106,939 CITI 9/16/2026 (903)
THB 3,500,000 USD 106,939 JPMC 9/16/2026 (903)
TWD 2,179,505,208 USD 68,783,300 CITI
**
9/16/2026 (546,659)
TWD 2,179,505,208 USD 68,783,162 JPMC
**
9/16/2026 (546,524)
USD 15,249,757 AUD 22,146,000 CITI 9/16/2026 (61,748)
USD 15,249,788 AUD 22,146,000 JPMC 9/16/2026 (61,717)
USD 52,262,642 CAD 74,019,000 CITI 9/16/2026 (108,712)
USD 52,262,746 CAD 74,019,000 JPMC 9/16/2026 (108,607)
USD 15,129,878 CHF 12,201,500 CITI 9/16/2026 (100,881)
USD 15,129,908 CHF 12,201,500 JPMC 9/16/2026 (100,851)
USD 10,762,491 CNY 72,806,000 CITI
**
9/16/2026 (17,670)
USD 10,762,512 CNY 72,806,000 JPMC
**
9/16/2026 (17,648)
USD 5,842,404 COP 20,500,000,000 CITI
**
9/16/2026 (46,078)
USD 5,842,416 COP 20,500,000,000 JPMC
**
9/16/2026 (46,066)
USD 30,040,224 CZK 639,500,000 CITI 9/16/2026 (86,204)
USD 30,040,284 CZK 639,500,000 JPMC 9/16/2026 (86,144)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 17,630,142 EUR 15,491,999 CITI 9/16/2026 $ (128,514)
USD 17,630,179 EUR 15,492,001 JPMC 9/16/2026 (128,479)
USD 114,204,664 GBP 86,401,500 CITI 9/16/2026 (402,254)
USD 114,204,893 GBP 86,401,500 JPMC 9/16/2026 (402,025)
USD 11,402,237 ILS 34,056,000 CITI 9/16/2026 (64,438)
USD 11,402,260 ILS 34,056,000 JPMC 9/16/2026 (64,416)
USD 154,810,233 INR 15,077,499,999 CITI
**
9/16/2026 (3,515,383)
USD 154,810,542 INR 15,077,499,998 JPMC
**
9/16/2026 (3,515,074)
USD 43,622,918 NOK 433,250,000 CITI 9/16/2026 (98,860)
USD 43,623,006 NOK 433,250,000 JPMC 9/16/2026 (98,773)
USD 17,275,602 NZD 30,520,500 CITI 9/16/2026 (103,778)
USD 17,275,636 NZD 30,520,500 JPMC 9/16/2026 (103,744)
USD 38,855,628 PHP 2,412,043,214 CITI
**
9/16/2026 (261,765)
USD 38,855,706 PHP 2,412,043,214 JPMC
**
9/16/2026 (261,687)
USD 35,638,852 PLN 134,535,500 CITI 9/16/2026 (122,971)
USD 35,638,923 PLN 134,535,500 JPMC 9/16/2026 (122,900)
USD 12,881,128 SEK 125,000,000 CITI 9/16/2026 (66,181)
USD 12,881,154 SEK 125,000,000 JPMC 9/16/2026 (66,155)
USD 210,684 THB 7,000,000 CITI 9/16/2026 (1,388)
USD 210,684 THB 7,000,000 JPMC 9/16/2026 (1,388)
USD 73,552,722 ZAR 1,227,841,696 CITI 9/16/2026 (935,195)
USD 73,551,103 ZAR 1,227,841,696 JPMC 9/16/2026 (936,814)
ZAR 543,000,000 USD 33,257,593 CITI 9/16/2026 (316,101)
ZAR 543,000,000 USD 33,257,527 JPMC 9/16/2026 (316,034)
MXN 170,253,508 USD 9,788,742 CITI 9/17/2026 (115,891)
MXN 170,253,508 USD 9,788,722 JPMC 9/17/2026 (115,871)
Total unrealized depreciation (80,310,029)
Net unrealized appreciation $ 18,857,163
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
Collateral pledged to (received from) each counterparty at June 30, 2026 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 44,197,661 $ 44,197,661
CITG
Cash – 26,897,023 26,897,023
CITI
Cash (12,894,985) – (12,894,985)
Investment Companies 22,361,085 – 22,361,085
GSCO
Cash – 12,022,117 12,022,117
GSIN
Cash (96,074) – (96,074)
U.S. Treasury Bills 3,617,514 – 3,617,514
JPMC
Cash (13,840,571) – (13,840,571)
Investment Companies 42,854,613 – 42,854,613
U.S. Treasury Bills 1,923,236 – 1,923,236
JPMS
Cash – 42,554,009 42,554,009
MLIN
Cash (2,281,158) – (2,281,158)
MSCL
Cash – 32,858,260 32,858,260
MSCS
Cash (865,036) – (865,036)
U.S. Treasury Bills 8,936,165 – 8,936,165
Collateral pledged to (received from) each counterparty for the Subsidiary (See Note 2) at June 30, 2026 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 30,045,067 $ 30,045,067
JPPC
Cash – 19,330,590 19,330,590
MSCL
Cash – 87,178,386 87,178,386

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | June 2026

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 188.7%
COMMON STOCKS - 118.7%
Australia - 2 .0%
AGL Energy Ltd. (2)(a) 323,805 1,873,615
ALS Ltd. (2)(a) 16,789 266,497
Aristocrat Leisure Ltd. (2)(a) 13,346 565,570
Aurizon Holdings Ltd. (2)(a) 652,923 1,888,583
BHP Group Ltd. (2)(a) 92,717 3,863,792
Brambles Ltd. (2)(a) 46,016 621,312
Computershare Ltd. (2)(a) 54,847 1,452,511
Dyno Nobel Ltd. (2)(a) 89,659 243,268
Evolution Mining Ltd. (2)(a) 176,406 1,458,656
Glencore plc (2)(a) 408,382 2,784,523
Harvey Norman Holdings Ltd. (2)(a) 30,259 101,049
IGO Ltd. (2)*(a) 137,156 705,888
JB Hi-Fi Ltd. (2)(a) 38,049 2,115,656
Macquarie Group Ltd. (2)(a) 3,127 543,610
OceanaGold Corp. (a)(b) 13,239 331,850
Orica Ltd. (2)(a) 80,265 1,316,321
Pro Medicus Ltd. (2)(a) 29,349 4,149,171
QBE Insurance Group Ltd. (2)(a) 197,983 3,443,942
Reece Ltd. (2)(a) 21,879 261,059
Rio Tinto plc (2)(a)(b) 7,340 694,399
Sonic Healthcare Ltd. (2)(a) 53,523 770,235
South32 Ltd. (2)(a) 605,600 1,644,450
Technology One Ltd. (2)(a) 55,961 1,148,040
Worley Ltd. (2)(a) 145,635 1,118,877
Yancoal Australia Ltd. (2)(a) 6 23
33,362,897
Belgium - 0 .6%
Ageas SA/NV (2)(a) 6,930 554,475
Anheuser-Busch InBev SA/NV (2)
(a) 17,119 1,414,540
KBC Group NV (2)(a) 32,626 4,456,113
Liberty Global Ltd., Class A *(a) 250,197 2,844,740
Umicore SA (2)(a) 45,385 1,052,915
10,322,783
Brazil - 0 .0% †
Yara International ASA (2)(a) 11,289 496,466
Canada - 2 .5%
Alamos Gold, Inc., Class A (a) 11,241 340,817
Aritzia, Inc. *(a) 14,906 1,643,680
Bank of Montreal (a)(b) 7,086 1,252,422
Barrick Mining Corp. (a)(b) 36,694 1,349,263
BCE, Inc. (a) 74,696 1,608,999
Canadian Imperial Bank of
Commerce (a) 10,329 1,189,446
Canadian National Railway Co. (a) 38,097 4,546,390
Canadian Tire Corp. Ltd., Class A
(a)(b) 2,015 277,546
Capstone Copper Corp. *(a)(b) 26,978 247,857
Celestica, Inc. *(a) 11,946 4,356,742
Cenovus Energy, Inc. (a) 91,101 2,260,422
Dollarama, Inc. (a) 6,842 905,127
Empire Co. Ltd., Class A (a) 38,847 1,360,501
Enbridge, Inc. (a)(b) 5,061 274,452
Finning International, Inc. (a)(b) 25,093 1,772,478
George Weston Ltd. (a) 13,569 973,964
INVESTMENTS SHARES VALUE ($)
Canada - 2.5% (continued)
Kinross Gold Corp. (a) 42,196 999,078
Lundin Gold, Inc. (a) 5,693 307,119
LunR Royalties Corp. * 739 9,848
Magna International, Inc. (a) 41,223 2,710,705
Pan American Silver Corp. (a) 11,445 513,078
Quebecor, Inc., Class B (a)(b) 49,197 2,348,066
Royal Bank of Canada (a) 17,480 3,619,620
Stantec, Inc. (a) 2,915 201,054
Suncor Energy, Inc. (a) 32,135 1,728,821
TFI International, Inc. (a) 11,641 1,675,664
Toromont Industries Ltd. (a) 14,579 2,397,401
40,870,560
China - 0 .2%
BOC Hong Kong Holdings Ltd. (2)
(a) 55,000 298,460
SITC International Holdings Co. Ltd.
(2)(a) 96,000 385,109
Wilmar International Ltd. (2) 22,300 62,237
Yangzijiang Shipbuilding Holdings
Ltd. (2) 1,046,400 2,775,895
3,521,701
Congo, Democratic Republic of the - 0 .0% †
Ivanhoe Mines Ltd., Class A *(a)(b) 30,111 235,877
Denmark - 0 .9%
Danske Bank A/S (2)(a) 77,401 4,148,894
ISS A/S (2)(a) 66,503 2,722,439
Jyske Bank A/S (Registered) (2)(a) 8,422 1,218,641
Orsted A/S (2)*(c) 36,845 828,262
Pandora A/S (2)(a) 42,547 4,888,079
ROCKWOOL A/S, Class B (2)(a) 5,401 173,231
Royal Unibrew A/S (2)(a) 5,632 371,273
14,350,819
Finland - 0 .8%
Elisa OYJ (2)(a) 16,134 677,097
Fortum OYJ (2)(a) 115,616 2,674,719
Konecranes OYJ (2)(a) 31,142 957,344
UPM-Kymmene OYJ (2)(a) 33,142 878,509
Wartsila OYJ Abp (2)(a) 186,501 7,122,878
12,310,547
France - 3 .2%
Air France-KLM (2)*(a) 73,448 1,143,343
Amundi SA (2)(a)(b)(c) 2,259 216,850
AXA SA (2)(a)(b) 4,386 219,780
BNP Paribas SA (2)(a) 91,294 10,662,516
Bouygues SA (2)(a) 6,363 355,334
Carrefour SA (2)(a) 322,129 5,980,319
Credit Agricole SA (2)(a) 248,509 4,998,282
Dassault Aviation SA (2)(a) 5,405 1,775,454
Eiffage SA (2)(a) 13,360 1,970,669
Getlink SE (2)(a) 35,355 751,523
Ipsen SA (2)(a) 8,370 1,613,059
Orange SA (2)(a) 128,153 2,416,810
Renault SA (2)(a) 13,786 396,037
SCOR SE (2)(a) 28,200 1,022,816
Societe Generale SA (2)(a) 55,957 4,952,763
Technip Energies NV (2)(a)(b) 6,454 243,970

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
France - 3.2% (continued)
Teleperformance SE (2)(a) 8,557 449,930
Thales SA (2)(a) 9,645 2,478,779
TotalEnergies SE (2)(a) 86,758 6,708,607
Valeo SE (2)(a) 133,094 1,955,788
Veolia Environnement SA (2)(a)(b) 5,523 230,150
Vinci SA (2)(a) 10,757 1,571,040
52,113,819
Germany - 3 .4%
adidas AG (2)(a) 12,147 2,492,924
Allianz SE (Registered) (2)(a) 4,583 2,169,354
Aurubis AG (2)(a) 8,816 1,827,318
BASF SE (2)(a) 69,627 3,721,779
Carl Zeiss Meditec AG (2)(a) 7,690 233,823
Commerzbank AG (2)(a) 34,685 1,477,396
Daimler Truck Holding AG (2)(a) 30,997 1,494,956
Deutsche Bank AG (Registered)
(2)(a) 384,828 13,032,971
Deutsche Lufthansa AG
(Registered) (2)(a) 208,741 2,391,932
Deutsche Post AG (2)(a) 38,415 2,335,495
Evonik Industries AG (2)(a) 139,377 2,529,065
Freenet AG (2)(a) 86,343 2,225,583
Fresenius Medical Care AG (2)(a) 69,701 3,155,418
Heidelberg Materials AG (2)(a) 2,615 498,864
HUGO BOSS AG (2)(a) 61,267 2,632,088
Infineon Technologies AG (2)(a) 15,727 1,481,514
KION Group AG (2) 7,028 311,982
Knorr-Bremse AG (2)(a) 1,758 204,560
LANXESS AG (2)(a) 27,311 473,670
Puma SE (2)*(a) 11,396 346,384
RWE AG (2)(a) 17,657 1,141,879
Siemens Energy AG (2)(a) 34,248 6,529,091
Talanx AG (2)(a) 3,183 402,600
Wacker Chemie AG (2)*(a) 6,564 681,997
Zalando SE (2)*(a)(c) 34,934 1,012,249
54,804,892
Hong Kong - 0 .1%
CK Asset Holdings Ltd. (2)(a) 80,500 454,781
HKT Trust & HKT Ltd. (2)(a) 138,000 205,309
Sun Hung Kai Properties Ltd. (2)(a) 74,000 1,065,105
WH Group Ltd. (2)(a)(c) 223,500 236,981
1,962,176
Italy - 1 .9%
A2A SpA (2)(a) 533,043 1,374,807
Azimut Holding SpA (2)(a) 37,973 1,542,405
Enel SpA (2)(a) 353,668 4,056,709
Eni SpA (2)(a) 162,159 3,804,521
Fincantieri SpA (2)*(a) 83,993 956,158
Interpump Group SpA (2)(a) 5,083 196,781
Intesa Sanpaolo SpA (2)(a) 231,186 1,589,008
Italgas SpA (a)(b) 91,924 1,064,503
Nexi SpA (2)(a)(b)(c) 800,595 3,241,142
Pirelli & C SpA (2)*(a)(c) 166,868 1,263,764
Poste Italiane SpA (2)(a) 91,787 3,004,505
Prysmian SpA (2)(a)(b) 5,353 901,141
Saipem SpA (2)(a) 1,006,455 5,059,946
Snam SpA (2)(a) 324,301 2,341,168
INVESTMENTS SHARES VALUE ($)
Italy - 1.9% (continued)
Unipol Assicurazioni SpA (2)(a) 15,716 439,270
30,835,828
Ivory Coast - 0 .1%
Endeavour Mining plc (2)(a) 23,425 1,147,381
Japan - 12 .1%
AGC, Inc. (2)(a) 38,900 1,680,844
ANA Holdings, Inc. (2)(a) 108,600 1,988,151
Asahi Group Holdings Ltd. (2)(a) 22,200 211,048
Asahi Intecc Co. Ltd. (2)(a) 101,400 2,377,434
Astellas Pharma, Inc. (2)(a) 314,000 4,200,273
Bandai Namco Holdings, Inc. (2)(a) 28,100 651,389
Brother Industries Ltd. (2)(a) 89,000 2,024,637
Chubu Electric Power Co., Inc. (2)
(a) 257,100 4,857,740
Chugai Pharmaceutical Co. Ltd. (2)
(a) 7,400 341,830
Concordia Financial Group Ltd. (2)
(a) 91,600 986,484
CyberAgent, Inc. (2)(a) 93,100 784,880
Dai Nippon Printing Co. Ltd. (2)(a) 74,000 1,357,787
Daiichi Life Group, Inc. (2)(a) 159,400 1,740,448
Daiichi Sankyo Co. Ltd. (2)(a) 86,000 1,382,902
Dentsu Group, Inc. (2)*(a) 24,600 470,676
ENEOS Holdings, Inc. (2)(a) 126,900 939,361
FANUC Corp. (2)(a) 71,600 3,296,902
Fuji Electric Co. Ltd. (2)(a) 34,000 2,879,959
Fukuoka Financial Group, Inc. (2)
(a) 62,700 2,659,880
Furukawa Electric Co. Ltd. (2)(a) 85,000 2,556,561
Hirose Electric Co. Ltd. (2)(a) 10,600 1,903,482
Hitachi Construction Machinery Co.
Ltd. (2)(a) 72,000 2,360,418
Honda Motor Co. Ltd. (2)(a) 202,300 1,822,271
Iida Group Holdings Co. Ltd. (2)(a) 100 1,349
Isetan Mitsukoshi Holdings Ltd. (2)
(a) 170,500 4,354,965
Japan Airlines Co. Ltd. (2)(a) 27,900 487,535
Japan Post Holdings Co. Ltd. (2)(a) 377,600 5,075,383
Japan Post Insurance Co. Ltd. (2)
(a)(b) 130,100 1,229,758
JFE Holdings, Inc. (2)(a) 128,800 1,243,499
Kajima Corp. (2)(a) 67,500 2,460,576
Kansai Electric Power Co., Inc.
(The) (2)(a) 60,500 854,977
Kao Corp. (2)(a) 11,800 233,860
KDDI Corp. (2)(a) 272,000 4,568,977
Kinden Corp. (2)(a) 47,300 2,334,854
Kioxia Holdings Corp. (2)*(a) 8,100 4,707,962
Kirin Holdings Co. Ltd. (2)(a) 187,100 3,226,762
Kobe Steel Ltd. (2)(a) 303,400 3,519,257
Kokusai Electric Corp. (2)(a) 43,200 2,968,927
Komatsu Ltd. (2)(a)(b) 16,800 655,998
Kyushu Electric Power Co., Inc. (2)
(a) 205,800 2,086,097
Makita Corp. (2)(a) 22,800 819,916
Mazda Motor Corp. (2)(a) 297,200 1,987,697
MEIJI Holdings Co. Ltd. (2)(a) 38,600 896,684
MINEBEA MITSUMI, Inc. (2) 43,800 1,299,233

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 12.1% (continued)
Mitsubishi Chemical Group Corp.
(2)(a) 164,800 1,156,392
Mitsui Chemicals, Inc. (2)(a) 171,300 2,270,506
Mitsui Kinzoku Co. Ltd. (2)(a) 11,400 3,050,527
Mitsui OSK Lines Ltd. (2)(a) 46,100 1,476,788
Murata Manufacturing Co. Ltd. (2)
(a) 75,400 5,412,574
NGK Corp. (2)(a) 64,700 3,049,258
NIDEC Corp. (2)*(a)(b) 256,100 4,209,446
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 68,200 2,124,970
Nippon Yusen KK (2)(a) 156,900 5,074,833
Nissan Chemical Corp. (2)(a) 10,000 526,034
Niterra Co. Ltd. (2)(a) 7,100 471,815
Nomura Holdings, Inc. (2)(a) 505,500 4,438,255
NTT, Inc. (2)(a) 966,700 859,908
Obayashi Corp. (2)(a) 117,800 2,380,566
Oji Holdings Corp. (2)(a) 370,600 1,820,598
Omron Corp. (2)(a) 62,000 2,240,680
Ono Pharmaceutical Co. Ltd. (2)(a) 102,200 1,502,285
Oracle Corp. Japan (2) 9,600 492,060
Otsuka Holdings Co. Ltd. (2)(a) 6,600 439,291
Panasonic Holdings Corp. (2)(a) 104,200 2,931,499
Recruit Holdings Co. Ltd. (2)(a) 9,800 681,874
Resonac Holdings Corp. (2)(a) 11,500 1,279,241
Ricoh Co. Ltd. (2)(a) 209,500 1,825,305
Rohm Co. Ltd. (2)(a) 123,400 4,172,710
Sanwa Holdings Corp. (2)(a) 8,800 206,309
Seiko Epson Corp. (2)(a) 165,900 2,776,830
Seven & i Holdings Co. Ltd. (2)(a) 298,100 3,574,927
SG Holdings Co. Ltd. (2)(a)(b) 53,600 508,708
Shimamura Co. Ltd. (2)(a) 22,100 455,082
Shimizu Corp. (2)(a) 65,900 1,043,596
Shin-Etsu Chemical Co. Ltd. (2)(a) 42,200 1,839,477
Shizuoka Financial Group, Inc. (2)
(a) 196,300 3,685,363
SMC Corp. (2)(a) 6,400 2,861,352
SoftBank Group Corp. (2)(a) 13,800 511,887
Sojitz Corp. (2)(a) 95,360 3,059,147
Sony Financial Group, Inc. (2) 3,048,500 2,656,266
Sony Group Corp. (2)(a) 45,300 911,620
Square Enix Holdings Co. Ltd. (2)
(a) 10,700 158,931
Subaru Corp. (2)(a) 73,500 1,075,327
Sumitomo Corp. (2)(a) 157,200 1,510,956
Sumitomo Forestry Co. Ltd. (2)(a) 51,700 431,615
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 185,200 6,915,363
Sysmex Corp. (2)(a) 53,400 480,382
TBS Holdings, Inc. (2)(a) 25,800 994,972
Tokyo Century Corp. (2)(a) 52,900 815,523
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a)(b) 636,400 1,818,440
Tokyo Electron Ltd. (2)(a) 5,900 2,860,640
Tokyo Gas Co. Ltd. (2)(a) 50,900 1,927,368
Tokyo Ohka Kogyo Co. Ltd. (2)(a) 14,800 1,051,492
TOPPAN Holdings, Inc. (2)(a) 112,300 3,560,787
Tosoh Corp. (2)(a) 63,000 1,144,144
TOTO Ltd. (2)(a) 6,800 364,141
Toyo Suisan Kaisha Ltd. (2)(a)(b) 5,500 352,265
INVESTMENTS SHARES VALUE ($)
Japan - 12.1% (continued)
USS Co. Ltd. (2)(a) 52,100 611,968
Yamazaki Baking Co. Ltd. (2)(a) 36,900 724,770
Yaskawa Electric Corp. (2)(a)(b) 82,800 3,652,137
Yokogawa Electric Corp. (2)(a) 5,800 203,831
197,122,654
Luxembourg - 0 .1%
ArcelorMittal SA (2)(a)(b) 20,250 1,220,934
Netherlands - 1 .2%
Aalberts NV (2)(a) 13,649 609,384
ABN AMRO Bank NV, CVA (2)(a)
(b)(c) 45,142 1,919,972
ASM International NV (2)(a) 2,055 2,363,212
ASML Holding NV (2)(a) 3,936 7,793,972
BE Semiconductor Industries NV
(2)(a) 4,903 1,619,227
Koninklijke Ahold Delhaize NV (a) 12,078 486,047
Koninklijke KPN NV (2)(a) 45,702 225,712
Koninklijke Vopak NV (2)(a) 13,121 683,250
NN Group NV (2)(a) 32,464 2,846,083
NXP Semiconductors NV (a) 3,961 1,113,160
SBM Offshore NV (2)(a) 5,504 190,278
19,850,297
Norway - 0 .8%
Equinor ASA (2)(a) 144,513 4,556,983
Frontline plc (a) 38,234 1,326,419
Kongsberg Gruppen ASA (a) 85,893 2,588,461
Norsk Hydro ASA (2)(a) 289,117 2,616,157
Storebrand ASA (2)(a) 85,313 1,602,306
12,690,326
Portugal - 0 .1%
Banco Comercial Portugues SA,
Class R (2) 567,697 671,695
EDP SA (2) 288,411 1,506,636
2,178,331
Singapore - 0 .5%
Oversea-Chinese Banking Corp.
Ltd. (2) 33,900 650,564
Singapore Technologies
Engineering Ltd. (2) 225,600 1,817,061
STMicroelectronics NV (2)(a) 83,442 6,172,290
8,639,915
South Africa - 0 .2%
Anglo American plc (2)(a)(b) 50,126 2,458,805
Spain - 1 .1%
Acciona SA (2)(a) 2,892 916,262
ACS Actividades de Construccion y
Servicios SA (2)(a) 10,653 1,566,597
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 114,820 2,890,801
Bankinter SA (2)(a) 19,215 321,771
CaixaBank SA (2)(a) 198,225 2,808,485
Enagas SA (a) 26,531 514,131
Endesa SA (2)(a) 2,291 104,094
Fluidra SA (2)(a) 9,318 210,867

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Spain - 1.1% (continued)
Naturgy Energy Group SA (2)(a) 132,409 4,150,254
Repsol SA (2)(a) 89,661 2,240,145
Telefonica SA (2)(a)(b) 165,884 666,660
Unicaja Banco SA (2)(a)(c) 567,112 2,021,412
18,411,479
Sweden - 1 .9%
Alfa Laval AB (2)(a) 11,885 709,008
Autoliv, Inc. (a)(b) 9,327 1,083,518
Boliden AB (2)(a) 37,570 2,122,837
Essity AB, Class B (2)(a)(b) 166,594 4,716,905
Evolution AB (2)*(a)(c) 2,920 200,443
Hexagon AB, Class B (2)(a) 46,056 381,037
Husqvarna AB, Class B (2)(a) 66,621 258,831
Nibe Industrier AB, Class B (2)(a)(b) 222,272 826,247
Sandvik AB (2)(a) 57,845 2,388,718
Securitas AB, Class B (2)(a) 34,792 571,378
SSAB AB, Class B (2)(a) 30,831 285,101
Svenska Handelsbanken AB, Class
A (2)(a) 398,516 5,864,287
Swedbank AB, Class A (2)(a) 102,973 3,846,645
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 255,886 2,869,684
Telia Co. AB (2)(a) 829,532 4,040,518
Trelleborg AB, Class B (2)(a) 7,131 297,106
30,462,263
Switzerland - 1 .9%
ABB Ltd. (Registered) (2)(a) 92,706 10,084,497
Accelleron Industries AG (2)(a) 19,120 1,963,557
Avolta AG (2)*(a) 28,250 1,887,298
Barry Callebaut AG (Registered) (2)
(a)(b) 669 925,093
Flughafen Zurich AG (Registered)
(2)(a) 8,048 2,489,546
Galderma Group AG (2)(a) 3,534 803,800
Kuehne + Nagel International AG
(Registered) (2)(a) 12,351 2,996,867
Logitech International SA
(Registered) (2)(a) 16,419 1,540,243
Swisscom AG (Registered) (2)(a) 281 216,743
Swissquote Group Holding SA
(Registered) (2)(a) 9,191 431,118
Temenos AG (Registered) (2)(a) 11,369 930,099
UBS Group AG (Registered) (2)(a) 96,650 4,790,083
VAT Group AG (2)(a)(c) 2,574 2,257,194
31,316,138
United Kingdom - 2 .3%
Aviva plc (2)(a)(b) 27,279 235,194
Barclays plc (2)(a) 703,956 4,717,209
Burberry Group plc (2)*(a) 24,428 345,102
Centrica plc (a) 854,046 1,935,473
CK Hutchison Holdings Ltd. (2)(a) 89,500 758,570
DCC plc (2)(a) 5,377 445,031
easyJet plc (2)(a) 61,116 452,078
GSK plc (2)(a) 123,536 3,243,179
Harbour Energy plc (2)(a) 212,432 601,840
Hikma Pharmaceuticals plc (2)(a) 43,401 874,422
ICG plc (2)(a) 12,092 271,020
INVESTMENTS SHARES VALUE ($)
United Kingdom - 2.3% (continued)
IMI plc (2)(a)(b) 11,803 464,970
Imperial Brands plc (2)(a) 16,739 618,655
Inchcape plc (a) 16,369 167,405
International Consolidated Airlines
Group SA (2)(a) 752,084 4,774,337
ITV plc (2)(a) 211,302 225,726
Kingfisher plc (2)(a) 383,309 1,439,200
Lloyds Banking Group plc (2)(a) 2,832,696 4,145,730
Man Group plc (2)(a) 53,876 208,865
NatWest Group plc (2)(a) 369,710 3,262,304
Next plc (2)(a) 1,066 205,677
Ocado Group plc (2)*(a) 108,165 257,115
Rolls-Royce Holdings plc (2)(a) 116,654 2,236,215
Sage Group plc (The) (2)(a)(b) 19,861 215,473
Vodafone Group plc (2)(a) 4,249,523 5,624,508
37,725,298
United States - 80 .8%
3M Co. (a) 45,572 7,378,563
Abbott Laboratories (a) 30,553 2,772,379
Abercrombie & Fitch Co., Class A
*(a) 52,621 4,736,416
Acerinox SA (2)(a) 94,244 1,652,214
Acuity, Inc. (a) 11,425 4,303,341
ADT, Inc. (a) 647,681 4,209,927
Advanced Micro Devices, Inc. *(a) 3,734 2,169,118
Aegon Ltd. (2)(a) 471,412 4,011,902
Aflac, Inc. (a)(b) 27,568 3,232,348
Agilent Technologies, Inc. (a) 13,154 1,747,246
Airbnb, Inc., Class A *(a) 22,329 3,195,280
Akamai Technologies, Inc. *(a)(b) 32,419 3,832,250
Albertsons Cos., Inc., Class A (a)(b) 112,209 1,518,188
Alcoa Corp. (a) 32,241 1,681,046
Alexandria Real Estate Equities,
Inc., REIT (a) 163,875 8,660,794
Align Technology, Inc. *(a)(b) 6,017 1,014,827
Allison Transmission Holdings, Inc.
(a)(b) 33,102 3,731,919
Ally Financial, Inc. (a) 59,441 2,731,314
Altria Group, Inc. (a)(b) 92,325 6,642,784
American Financial Group, Inc. (a)
(b) 26,901 3,764,526
American Homes 4 Rent, Class A,
REIT (a) 9,095 304,864
American International Group, Inc.
(a) 67,596 5,037,930
American Tower Corp., REIT (a)(b) 16,096 2,632,823
Ameriprise Financial, Inc. (a) 4,671 2,142,868
Amgen, Inc. (a)(b) 13,006 4,709,733
Amkor Technology, Inc. (a) 72,920 6,287,892
AP Moller - Maersk A/S, Class B (a) 1,744 4,142,955
Apollo Global Management, Inc.
(a)(b) 4,684 554,164
Applied Industrial Technologies,
Inc. (a) 12,940 4,375,661
AptarGroup, Inc. (a)(b) 2,280 285,456
Aramark (a) 55,973 3,184,864
Arch Capital Group Ltd. *(a)(b) 14,939 1,449,979
Archer-Daniels-Midland Co. (a)(b) 16,066 1,227,442
Arrow Electronics, Inc. *(a) 27,099 5,783,198

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 80.8% (continued)
Ashland, Inc. (a)(b) 10,509 692,438
Assured Guaranty Ltd. (a) 28,037 2,247,446
ATI, Inc. *(a) 17,510 3,451,221
Atlassian Corp., Class A *(a)(b) 2,875 223,646
Atmos Energy Corp. (a) 5,366 924,401
AutoNation, Inc. *(a) 16,800 3,121,272
Avantor, Inc. *(a)(b) 413,046 4,089,155
Avnet, Inc. (a)(b) 61,799 5,488,987
Axis Capital Holdings Ltd. (a) 27,779 2,984,576
Ball Corp. (a)(b) 34,034 2,123,722
Bank of America Corp. (a) 33,370 1,901,423
Bank of New York Mellon Corp.
(The) (a) 14,665 2,120,706
Bath & Body Works, Inc. (a) 260,798 6,032,258
Baxter International, Inc. (a)(b) 166,778 3,555,707
Best Buy Co., Inc. (a) 22,297 1,691,896
BILL Holdings, Inc. *(a)(b) 41,495 1,500,459
Biogen, Inc. *(a)(b) 6,490 1,402,229
BioMarin Pharmaceutical, Inc. *(a) 15,656 895,836
Bio-Rad Laboratories, Inc., Class
A *(a)(b) 1,521 446,581
BJ's Wholesale Club Holdings, Inc.
*(a) 27,192 2,371,686
Black Hills Corp. (a)(b) 20,350 1,514,040
Blackrock, Inc. (a) 3,847 3,699,121
Block, Inc., Class A *(a) 5,089 386,764
Boeing Co. (The) *(a)(b) 1,141 246,992
BOK Financial Corp. (a)(b) 8,818 1,224,644
Booking Holdings, Inc. (a) 18,298 3,261,436
Booz Allen Hamilton Holding Corp.,
Class A (a) 123,616 7,499,783
BorgWarner, Inc. (a) 20,867 1,385,569
Boston Beer Co., Inc. (The), Class
A *(a) 11,581 2,050,184
BP plc (2)(a) 33,993 209,524
Bright Horizons Family Solutions,
Inc. *(a) 5,041 357,306
Bristol-Myers Squibb Co. (a) 165,492 9,535,649
Brixmor Property Group, Inc., REIT
(a) 11,904 375,333
Broadcom, Inc. (a) 2,497 943,242
Bruker Corp. (a)(b) 13,624 819,892
Brunswick Corp. (a) 27,529 2,319,043
Bunge Global SA (a) 10,399 1,109,885
Burlington Stores, Inc. *(a) 5,728 1,814,630
BWX Technologies, Inc. (a)(b) 8,996 1,751,071
Cadence Design Systems, Inc. *(a)
(b) 1,034 388,081
Camden Property Trust, REIT (a) 24,914 2,852,404
Capital One Financial Corp. (a) 24,876 4,990,623
CarMax, Inc. *(a)(b) 43,614 2,306,744
Carnival Corp. Ltd. (a) 113,168 3,233,210
Carpenter Technology Corp. (a) 6,775 4,179,091
Carrier Global Corp. (a) 5,347 392,202
Casey's General Stores, Inc. (a) 4,408 3,503,434
Caterpillar, Inc. (a) 7,670 8,167,783
CBRE Group, Inc., Class A *(a) 33,136 4,463,088
CCC Intelligent Solutions Holdings,
Inc. *(a)(b) 202,961 1,047,279
Centene Corp. *(a) 198,255 12,725,987
INVESTMENTS SHARES VALUE ($)
United States - 80.8% (continued)
Certara, Inc. *(a)(b) 136,617 894,841
CF Industries Holdings, Inc. (a)(b) 19,237 2,082,598
Chemed Corp. (a)(b) 8,633 4,020,733
Chevron Corp. (a) 21,965 3,640,918
Chipotle Mexican Grill, Inc., Class
A *(a) 47,909 1,628,906
Chord Energy Corp. (a)(b) 11,110 1,269,873
Chubb Ltd. (a) 18,041 6,147,290
Church & Dwight Co., Inc. (a)(b) 3,825 370,566
Ciena Corp. *(a)(b) 4,053 1,988,240
Cisco Systems, Inc. (a) 47,173 5,540,941
Citizens Financial Group, Inc. (a) 26,377 1,848,236
Clarivate plc *(a)(b) 297,848 643,352
Clean Harbors, Inc. *(a)(b) 8,763 2,617,946
Cloudflare, Inc., Class A *(a)(b) 13,652 3,348,563
CMS Energy Corp. (a)(b) 39,075 2,989,238
CNH Industrial NV (a)(b) 107,976 1,212,570
CNO Financial Group, Inc. (a) 36,501 1,860,821
Coca-Cola Consolidated, Inc. (a) 17,146 3,273,514
Colgate-Palmolive Co. (a) 96,163 8,816,224
Columbia Sportswear Co. (a) 17,844 1,103,116
Comfort Systems USA, Inc. (a) 622 1,232,773
Commerce Bancshares, Inc. (a) 24,728 1,428,042
Commercial Metals Co. (a) 6,883 431,908
Commvault Systems, Inc. *(a)(b) 37,904 5,372,134
Conagra Brands, Inc. (a)(b) 286,126 3,851,256
Concentrix Corp. (a) 88,301 1,978,384
ConocoPhillips (a) 30,200 3,139,592
Consolidated Edison, Inc. (a)(b) 15,926 1,761,893
Constellation Energy Corp. (a)(b) 1,744 433,157
Copart, Inc. *(a)(b) 92,160 2,597,990
COPT Defense Properties, REIT (a) 49,432 1,798,830
Corcept Therapeutics, Inc. *(a)(b) 32,246 2,803,790
CoreWeave, Inc., Class A *(a)(b) 15,116 1,504,647
Costco Wholesale Corp. (a) 11,323 10,592,327
Cousins Properties, Inc., REIT (a) 116,228 3,484,515
Crane Co. (a) 3,215 717,170
Credit Acceptance Corp. *(a)(b) 2,937 1,870,105
Crocs, Inc. *(a)(b) 6,719 810,580
Crowdstrike Holdings, Inc., Class
A *(a)(b) 2,064 1,575,121
Crown Castle, Inc., REIT (a)(b) 53,336 4,039,135
Crown Holdings, Inc. (a) 22,768 2,545,918
CSX Corp. (a)(b) 33,546 1,594,441
CubeSmart, REIT (a) 92,456 3,676,975
Cummins, Inc. (a) 12,680 9,043,503
Curtiss-Wright Corp. (a) 1,947 1,475,359
Darden Restaurants, Inc. (a) 10,929 2,251,483
DaVita, Inc. *(a)(b) 7,134 1,587,172
Deckers Outdoor Corp. *(a) 2,961 293,998
Dell Technologies, Inc., Class C (a) 14,745 6,361,878
DENTSPLY SIRONA, Inc. (a)(b) 400,140 4,245,485
Dillard's, Inc., Class A (a) 4,430 2,340,901
Docusign, Inc., Class A *(a) 58,572 2,601,768
Dollar General Corp. (a) 16,862 1,940,985
Dollar Tree, Inc. *(a)(b) 19,380 2,344,011
DoubleVerify Holdings, Inc. *(a) 98,153 1,063,979
Dover Corp. (a)(b) 24,327 5,456,060
Dow, Inc. (a)(b) 61,674 1,687,401
Doximity, Inc., Class A *(a)(b) 34,396 713,373

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 80.8% (continued)
DraftKings, Inc., Class A *(a) 189,700 4,791,822
DTE Energy Co. (a) 25,094 3,823,573
Duolingo, Inc., Class A *(a)(b) 19,693 2,265,089
DXC Technology Co. *(a)(b) 411,594 3,642,607
Dynatrace, Inc. *(a) 103,221 4,532,434
Eagle Materials, Inc. (a)(b) 9,202 2,070,450
East West Bancorp, Inc. (a) 7,439 960,301
eBay, Inc. (a) 2,419 270,323
Edison International (a) 78,257 5,826,234
Edwards Lifesciences Corp. *(a) 14,007 1,267,073
Elastic NV *(a) 22,087 1,259,401
Elevance Health, Inc. (a) 6,956 2,690,094
EMCOR Group, Inc. (a) 5,792 4,806,665
EnerSys (a) 5,785 1,352,649
Envista Holdings Corp. *(a) 11,767 310,060
EPR Properties, REIT (a) 24,006 1,392,588
Equifax, Inc. (a) 21,276 3,376,927
Essent Group Ltd. (a)(b) 16,063 1,032,530
Essex Property Trust, Inc., REIT (a) 4,532 1,321,486
Etsy, Inc. *(a)(b) 52,204 3,932,527
Euronet Worldwide, Inc. *(a) 30,060 2,200,091
Everest Group Ltd. (a) 15,817 5,650,307
Everforth, Inc. *(a)(b) 125,738 2,246,938
Eversource Energy (a) 18,887 1,364,963
Exelixis, Inc. *(a) 56,797 3,090,325
Expedia Group, Inc. (a) 4,531 1,159,392
Exponent, Inc. (a) 11,125 653,705
FactSet Research Systems, Inc.
(a)(b) 14,622 3,364,230
Federal Realty Investment Trust,
REIT (a) 6,294 776,931
Federated Hermes, Inc., Class B (a) 19,888 1,098,215
FedEx Corp. (a) 22,402 7,014,738
Fidelity National Financial, Inc. (a) 132,958 6,270,299
Fidelity National Information
Services, Inc. (a)(b) 54,014 2,100,064
First Horizon Corp. (a) 35,403 907,733
FirstEnergy Corp. (a)(b) 7,062 335,727
Fiserv, Inc. *(a)(b) 42,739 2,096,348
Flagstar Bank NA (a)(b) 48,665 727,055
Flex Ltd. *(a)(b) 9,434 1,528,968
Flowers Foods, Inc. (a)(b) 133,824 1,057,210
Fluor Corp. *(a)(b) 50,666 2,654,392
FNB Corp. (a)(b) 69,014 1,316,787
Ford Motor Co. (a) 266,337 3,702,084
Fortinet, Inc. *(a) 93,123 14,305,554
Franklin Resources, Inc. (a) 44,412 1,477,587
Freeport-McMoRan, Inc. (a) 101,097 6,357,990
FTI Consulting, Inc. *(a)(b) 5,785 862,023
Gaming and Leisure Properties,
Inc., REIT (a)(b) 26,075 1,161,120
Gap, Inc. (The) (a) 48,408 904,261
Gartner, Inc. *(a) 38,073 4,935,022
GE Aerospace (a) 23,785 8,889,168
GE HealthCare Technologies, Inc.
(a) 15,730 1,006,877
GE Vernova, Inc. (a) 3,060 3,595,072
General Dynamics Corp. (a) 20,380 7,219,411
Genuine Parts Co. (a)(b) 10,381 1,224,750
Gitlab, Inc., Class A *(a)(b) 29,056 887,080
INVESTMENTS SHARES VALUE ($)
United States - 80.8% (continued)
GLOBALFOUNDRIES, Inc. (a) 25,804 2,126,508
Globe Life, Inc. (a) 1,859 332,166
GoDaddy, Inc., Class A *(a) 45,914 3,897,180
Goldman Sachs Group, Inc. (The)
(a)(b) 4,082 4,128,412
Goodyear Tire & Rubber Co. (The)
*(a)(b) 347,527 2,293,678
Graham Holdings Co., Class B (a) 2,467 2,815,883
Graphic Packaging Holding Co. (a)
(b) 145,265 1,535,451
H&R Block, Inc. (a) 39,634 1,509,263
Haemonetics Corp. *(a) 32,565 2,442,375
Halliburton Co. (a)(b) 5,797 196,808
Hanover Insurance Group, Inc.
(The) (a) 18,169 3,890,346
Harley-Davidson, Inc. (a)(b) 67,824 1,658,975
Hasbro, Inc. (a)(b) 15,406 1,272,382
Hewlett Packard Enterprise Co. (a) 170,424 7,687,827
Hilton Grand Vacations, Inc. *(a)(b) 2,938 153,863
Hilton Worldwide Holdings, Inc. (a)
(b) 17,350 5,733,481
Honeywell Aerospace, Inc. *(a) 4,542 1,004,035
Honeywell International, Inc. (a) 4,542 1,016,842
Host Hotels & Resorts, Inc., REIT
(a) 24,844 589,051
Howard Hughes Holdings, Inc. *(a)
(b) 7,734 552,904
HP, Inc. 145,999 3,203,218
Humana, Inc. (a)(b) 9,288 3,689,379
Huntington Ingalls Industries, Inc.
(a) 10,406 2,912,535
Huntsman Corp. (a)(b) 161,738 1,717,658
Illinois Tool Works, Inc. (a) 8,046 2,176,202
Illumina, Inc. *(a) 25,995 4,570,701
Ingram Micro Holding Corp. (a) 44,927 1,232,348
Ingredion, Inc. (a) 7,100 672,441
Insmed, Inc. *(a)(b) 22,190 2,365,898
Intel Corp. *(a) 69,574 9,714,618
InterDigital, Inc. (a) 6,094 1,725,394
International Business Machines
Corp. (a)(b) 51,933 14,604,078
International Paper Co. (a)(b) 196,517 7,487,298
Invesco Ltd. (a) 96,901 2,557,217
IPG Photonics Corp. *(a) 2,156 252,942
Iridium Communications, Inc. (a)(b) 123,748 6,787,578
Iron Mountain, Inc., REIT (a) 21,279 2,687,750
Jabil, Inc. (a) 9,359 3,607,707
Jacobs Solutions, Inc. (a) 30,859 3,888,234
Jazz Pharmaceuticals plc *(a) 14,713 3,545,392
JB Hunt Transport Services, Inc. (a) 23,378 6,766,295
Jefferies Financial Group, Inc. (a) 57,260 2,861,855
Johnson Controls International plc
(a) 12,740 1,861,441
Jones Lang LaSalle, Inc. *(a)(b) 2,640 818,268
JPMorgan Chase & Co. (a) 10,366 3,393,103
KBR, Inc. (a)(b) 50,901 1,757,612
Kemper Corp. (a)(b) 63,158 1,702,740
Keysight Technologies, Inc. *(a) 4,185 1,465,043
Kilroy Realty Corp., REIT (a) 40,515 1,518,097
Kinder Morgan, Inc. (a)(b) 45,005 1,438,810

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 80.8% (continued)
Kirby Corp. *(a)(b) 2,244 305,117
KLA Corp. (a) 9,477 2,859,306
Knight-Swift Transportation
Holdings, Inc., Class A (a) 48,429 3,771,166
Kratos Defense & Security
Solutions, Inc. *(a)(b) 19,459 970,226
Kroger Co. (The) (a) 58,510 3,249,060
Kyndryl Holdings, Inc. *(a) 133,526 1,510,179
L3Harris Technologies, Inc. (a)(b) 4,273 1,241,691
Lam Research Corp. (a) 11,786 5,107,227
Lamar Advertising Co., Class A,
REIT (a)(b) 4,122 642,950
Lamb Weston Holdings, Inc. (a)(b) 25,582 1,104,631
Landstar System, Inc. (a) 33,950 7,021,200
Lantheus Holdings, Inc. *(a)(b) 33,425 3,708,170
Las Vegas Sands Corp. (a) 44,316 2,046,956
Lear Corp. (a)(b) 4,506 604,074
Lennar Corp., Class A (a) 23,941 2,166,421
Leonardo DRS, Inc. (a) 13,891 592,729
Lincoln Electric Holdings, Inc. (a) 4,803 1,275,245
Lineage, Inc., REIT (a) 90,356 3,907,897
Lithia Motors, Inc., Class A (a)(b) 2,152 625,134
LivaNova plc *(a) 26,688 2,194,554
Lockheed Martin Corp. (a)(b) 11,096 5,652,968
Loews Corp. (a) 1,802 204,004
Louisiana-Pacific Corp. (a)(b) 2,442 192,088
LyondellBasell Industries NV, Class
A (a) 52,893 2,784,816
Macy's, Inc. (a)(b) 241,084 5,677,528
Manhattan Associates, Inc. *(a) 9,537 1,328,027
ManpowerGroup, Inc. (a) 81,070 2,737,734
Marathon Petroleum Corp. (a) 1,444 369,187
MarketAxess Holdings, Inc. (a)(b) 30,271 3,435,456
Masco Corp. (a) 53,891 4,385,111
Match Group, Inc. (a) 22,351 850,456
Mattel, Inc. *(a) 49,346 684,922
Maximus, Inc. (a)(b) 5,675 305,088
Medpace Holdings, Inc. *(a)(b) 5,329 2,822,185
MetLife, Inc. (a) 34,244 2,897,385
MGIC Investment Corp. (a) 152,378 4,297,060
Microchip Technology, Inc. (a)(b) 21,960 2,002,752
Micron Technology, Inc. (a) 6,616 7,636,783
Mid-America Apartment
Communities, Inc., REIT (a) 27,307 3,794,035
Middleby Corp. (The) *(a)(b) 8,065 1,387,261
Millrose Properties, Inc., Class A,
REIT (a) 6,718 201,876
Moderna, Inc. *(a)(b) 15,163 1,061,865
Mohawk Industries, Inc. *(a)(b) 9,539 1,157,367
Molina Healthcare, Inc. *(a) 18,707 4,278,291
Molson Coors Beverage Co., Class
B (a) 103,669 4,038,944
Morgan Stanley (a)(b) 1,117 233,498
Morningstar, Inc. (a) 9,917 1,547,250
Mosaic Co. (The) (a) 284,150 6,021,139
MSC Industrial Direct Co., Inc.,
Class A 1,706 202,929
Mueller Industries, Inc. (a) 30,794 3,785,506
Murphy USA, Inc. (a)(b) 6,633 3,574,325
National Fuel Gas Co. (a) 3,421 264,135
INVESTMENTS SHARES VALUE ($)
United States - 80.8% (continued)
NetApp, Inc. (a) 3,384 523,708
New Jersey Resources Corp. (a)(b) 45,465 2,547,859
New York Times Co. (The), Class
A (a) 40,624 2,842,868
Newell Brands, Inc. (a) 342,710 2,104,239
NewMarket Corp. (a) 3,566 2,821,562
Newmont Corp. (a) 44,660 4,171,244
News Corp., Class A (a) 37,216 924,073
Nexstar Media Group, Inc., Class
A (a) 1,294 231,095
NiSource, Inc. (a) 15,721 747,534
NNN REIT, Inc., REIT (a) 58,826 2,737,174
Nordson Corp. (a)(b) 5,522 1,665,932
Northern Trust Corp. (a) 11,509 2,000,725
Northrop Grumman Corp. (a) 3,358 1,710,263
NOV, Inc. (a) 19,056 353,489
Novartis AG (Registered) (2)(a) 37,773 5,903,633
NRG Energy, Inc. (a) 20,496 2,993,646
Nutanix, Inc., Class A *(a) 196,187 9,997,690
nVent Electric plc (a) 27,407 4,648,501
NVR, Inc. *(a) 280 1,907,752
Occidental Petroleum Corp. (a) 20,955 1,017,784
OGE Energy Corp. (a) 42,616 2,073,695
Old Republic International Corp.
(a)(b) 26,018 1,064,657
Olin Corp. (a)(b) 172,160 3,412,211
Omega Healthcare Investors, Inc.,
REIT (a)(b) 12,197 581,553
Omnicom Group, Inc. (a)(b) 29,498 2,148,339
ON Semiconductor Corp. *(a)(b) 16,211 1,532,588
ONE Gas, Inc. (a)(b) 29,512 2,274,490
OneMain Holdings, Inc. (a) 60,540 3,691,124
Oracle Corp. (a) 45,754 6,705,249
O'Reilly Automotive, Inc. *(a) 21,020 1,935,732
Oshkosh Corp. (a) 23,445 3,598,339
Ovintiv, Inc. (a)(b) 24,702 1,300,560
Owens Corning (a) 60,720 9,652,051
Packaging Corp. of America (a)(b) 4,693 1,118,248
Park Hotels & Resorts, Inc., REIT
(a) 116,317 1,657,517
Parsons Corp. *(a)(b) 36,203 1,896,675
Paylocity Holding Corp. *(a) 3,043 318,085
PayPal Holdings, Inc. (a)(b) 37,269 1,609,275
Penn Entertainment, Inc. *(a) 106,920 2,283,811
Penske Automotive Group, Inc. (a) 1,121 200,603
People, Inc. *(a)(b) 65,655 3,030,635
Permian Resources Corp., Class
A (a)(b) 14,094 259,471
Perrigo Co. plc (a)(b) 45,240 470,044
Pfizer, Inc. (a) 91,891 2,212,735
PG&E Corp. (a) 225,188 3,787,662
Philip Morris International, Inc. (a) 8,033 1,453,250
Phillips 66 (a) 21,702 3,668,723
Pilgrim's Pride Corp. (a)(b) 57,179 1,607,302
Pinnacle West Capital Corp. (a) 19,888 2,128,016
PNC Financial Services Group, Inc.
(The) (a) 2,756 678,582
Polaris, Inc. (a)(b) 57,909 3,963,292
Pool Corp. (a)(b) 15,160 3,257,884
Popular, Inc. (a) 5,834 957,826

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 80.8% (continued)
Portland General Electric Co. (a) 78,388 4,062,850
PPL Corp. (a)(b) 5,418 196,944
Primerica, Inc. (a)(b) 2,830 804,286
Principal Financial Group, Inc. (a)
(b) 21,703 2,339,149
Prosperity Bancshares, Inc. (a)(b) 27,457 2,005,185
Prudential Financial, Inc. (a) 29,101 3,140,871
Public Service Enterprise Group,
Inc. (a)(b) 47,598 3,863,054
PulteGroup, Inc. (a)(b) 3,710 509,049
QUALCOMM, Inc. (a)(b) 15,509 2,865,908
Qualys, Inc. *(a) 17,444 2,398,376
Rambus, Inc. *(a)(b) 10,620 1,409,699
Reinsurance Group of America, Inc.
(a)(b) 11,795 2,508,207
Reliance, Inc. (a) 559 208,842
RenaissanceRe Holdings Ltd. (a)(b) 4,336 1,374,078
Republic Services, Inc., Class A (a) 22,847 4,868,239
Revolution Medicines, Inc. *(a)(b) 13,337 2,497,753
Reynolds Consumer Products, Inc.
(a) 65,099 1,747,908
RH *(a)(b) 4,601 757,923
RingCentral, Inc., Class A (a)(b) 5,810 226,474
ROBLOX Corp., Class A *(a) 151,391 8,232,643
Roche Holding AG (2)(a) 17,007 6,991,346
Rocket Lab Corp. *(a)(b) 8,871 901,737
Ross Stores, Inc. (a) 30,752 6,545,563
RTX Corp. (a) 33,474 6,351,022
Rubrik, Inc., Class A *(a) 83,237 6,682,266
Ryder System, Inc. (a) 9,854 2,599,190
Sabra Health Care REIT, Inc., REIT
(a)(b) 72,158 1,407,803
Saia, Inc. *(a)(b) 9,939 4,185,909
Sandisk Corp. *(a) 1,403 3,190,043
Sanofi SA (2)(a) 113,767 9,727,492
Sarepta Therapeutics, Inc. *(a)(b) 65,615 1,179,102
SBA Communications Corp., REIT
(a)(b) 9,591 1,692,428
Schneider National, Inc., Class B
(a) 60,446 2,208,092
Science Applications International
Corp. (a) 57,362 6,333,338
Seaboard Corp. (a)(b) 234 1,044,653
Seagate Technology Holdings plc
(a) 9,225 8,902,125
Selective Insurance Group, Inc. (a) 29,114 2,824,349
Sensata Technologies Holding plc
(a)(b) 11,447 546,480
SentinelOne, Inc., Class A *(a) 28,138 477,502
Service Corp. International (a)(b) 22,038 1,674,006
ServiceNow, Inc. *(a)(b) 12,313 1,222,435
Shell plc (2)(a) 22,422 871,207
Signify NV (2)(a)(c) 107,127 2,045,781
Simpson Manufacturing Co., Inc. (a) 7,586 1,588,129
SLM Corp. (a)(b) 32,717 848,679
Smithfield Foods, Inc. (a) 47,329 1,148,202
Snap-on, Inc. (a)(b) 4,610 1,855,064
Snowflake, Inc., Class A *(a) 14,968 3,809,356
Solstice Advanced Materials, Inc.
(a)(b) 12,391 1,097,843
INVESTMENTS SHARES VALUE ($)
United States - 80.8% (continued)
Sotera Health Co. *(a) 109,802 1,948,986
Southwest Gas Holdings, Inc. (a)(b) 35,211 3,122,511
SS&C Technologies Holdings, Inc.
(a) 76,575 4,751,479
State Street Corp. 19,622 3,327,891
Stifel Financial Corp. (a) 82,688 5,769,142
Super Micro Computer, Inc. *(a)(b) 37,582 1,102,280
Synopsys, Inc. *(a)(b) 9,890 4,411,632
Sysco Corp. (a) 11,534 964,012
Take-Two Interactive Software, Inc.
*(a)(b) 8,170 2,042,337
Tapestry, Inc. (a) 27,057 3,960,604
Target Corp. (a) 54,293 7,091,209
TD SYNNEX Corp. (a) 14,190 3,793,555
Teleflex, Inc. (a)(b) 16,934 2,146,554
Tempus AI, Inc., Class A *(a) 4,609 266,999
Teradyne, Inc. (a) 14,512 7,021,486
Texas Capital Bancshares, Inc. (a) 38,414 3,966,630
Texas Instruments, Inc. (a)(b) 16,802 5,008,172
Texas Roadhouse, Inc., Class A (a) 49,402 9,545,948
Textron, Inc. (a)(b) 21,349 1,958,344
Timken Co. (The) (a)(b) 7,977 1,159,218
TJX Cos., Inc. (The) (a) 47,590 7,209,885
Toll Brothers, Inc. (a) 11,360 1,871,560
Toro Co. (The) (a) 30,514 2,972,674
Trane Technologies plc (a) 5,642 2,771,125
Travelers Cos., Inc. (The) (a) 17,686 5,838,502
TTM Technologies, Inc. *(a)(b) 7,135 1,334,388
Tyson Foods, Inc., Class A (a) 20,734 1,187,022
UFP Industries, Inc. (a)(b) 6,906 626,650
Ultragenyx Pharmaceutical, Inc.
*(a)(b) 135,487 4,523,911
Under Armour, Inc., Class A *(a)(b) 185,588 1,185,907
United Parcel Service, Inc., Class
B (a)(b) 12,485 1,342,138
United Rentals, Inc. (a) 849 961,824
United Therapeutics Corp. *(a)(b) 6,052 3,279,155
UnitedHealth Group, Inc. (a) 10,754 4,469,685
Unity Software, Inc. *(a)(b) 48,120 1,375,270
Unum Group (a) 37,519 3,354,199
Valero Energy Corp. (a) 14,679 3,822,999
Valmont Industries, Inc. (a) 2,272 1,312,307
Veeva Systems, Inc., Class A *(a)
(b) 1,544 274,014
VeriSign, Inc. (a) 51,033 12,837,860
Verizon Communications, Inc. (a) 4,338 183,671
Versant Media Group, Inc. (a) 25,837 930,390
VF Corp. (a)(b) 161,031 2,685,997
Viatris, Inc. (a)(b) 57,045 905,875
VICI Properties, Inc., Class A, REIT
(a) 33,618 892,558
Vicor Corp. *(a) 3,174 1,205,422
Viking Holdings Ltd. *(a) 18,640 1,951,049
Viking Therapeutics, Inc. *(a)(b) 21,344 832,629
Virtu Financial, Inc., Class A (a) 75,387 4,490,804
Vornado Realty Trust, REIT (a)(b) 166,501 6,543,489
Voya Financial, Inc. (a) 14,195 1,285,073
W R Berkley Corp. (a)(b) 69,889 4,929,271
Warner Music Group Corp., Class
A (a)(b) 71,401 1,932,825

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 80.8% (continued)
Waste Connections, Inc. (a)(b) 15,541 2,590,529
Watts Water Technologies, Inc.,
Class A (a) 3,311 1,296,091
Wayfair, Inc., Class A *(a) 25,075 2,317,432
Wells Fargo & Co. (a)(b) 97,210 8,033,434
WESCO International, Inc. (a) 4,815 1,663,245
Western Alliance Bancorp (a)(b) 23,201 1,907,122
Western Union Co. (The) (a)(b) 306,807 2,362,414
Westinghouse Air Brake
Technologies Corp. (a) 328 88,429
Westlake Corp. (a)(b) 50,861 3,712,853
Whirlpool Corp. (a) 147,664 5,820,915
Williams Cos., Inc. (The) (a)(b) 7,449 553,759
Williams-Sonoma, Inc. (a) 13,490 3,144,519
Woodward, Inc. (a)(b) 3,894 1,656,663
WP Carey, Inc., REIT (a) 5,383 384,885
WW Grainger, Inc. (a) 128 174,131
Wyndham Hotels & Resorts, Inc.
(a)(b) 36,354 3,061,370
Zions Bancorp NA (a) 18,819 1,302,087
Zoom Communications, Inc., Class
A *(a) 84,214 7,268,510
1,313,041,931
Zambia - 0 .0% †
First Quantum Minerals Ltd. *(a)(b) 20,491 559,719
TOTAL COMMON STOCKS
(Cost $1,673,390,341) 1,932,013,836
NO. OF
RIGHTS
RIGHTS - 0.0% †
Spain - 0 .0% †
ACS Actividades de Construccion y
Servicios SA, expiring 7/13/2026 *
(Cost $22,760) 10,653 22,360
SHARES
SHORT-TERM INVESTMENTS - 70.0%
INVESTMENT COMPANIES - 17 .5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.52% (d)(e) 46,227,764 46,227,764
Limited Purpose Cash Investment
Fund, 3.64% (d) 238,392,271 238,392,271
TOTAL INVESTMENT COMPANIES
(Cost $284,619,960) 284,620,035
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 52 .5%
U.S. Treasury Bills
3.56%, 7/2/2026 (2)(f) $ 2,828,000 2,827,717
3.55%, 7/16/2026 (2)(f) 874,000 872,689
3.58%, 7/23/2026 (2)(f) 7,000,000 6,984,650
3.59%, 7/30/2026 (2)(f) 20,987,000 20,926,222
3.59%, 8/6/2026 (2)(f) 7,007,000 6,981,670
3.56%, 8/13/2026 (2)(f) 5,898,000 5,872,293
3.56%, 8/20/2026 (2)(f) 4,000,000 3,979,578
3.59%, 8/27/2026 (2)(f) 26,518,000 26,363,866
3.60%, 9/3/2026 (2)(f) 1,744,000 1,732,668
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 52.5% (continued)
3.60%, 9/10/2026 (2)(f) $ 81,290,000 80,705,627
3.64%, 9/17/2026 (2)(f) 46,171,000 45,806,324
3.70%, 9/24/2026 (2)(f) 42,443,000 42,076,582
3.66%, 10/1/2026 (2)(f) 125,138,000 123,943,559
3.68%, 10/8/2026 (2)(f) 11,498,000 11,380,423
3.68%, 10/15/2026 (2)(f) 84,491,000 83,571,637
3.66%, 10/22/2026 (2)(f) 21,758,000 21,502,129
3.66%, 10/29/2026 (2)(f) 52,760,000 52,098,478
3.68%, 11/5/2026 (2)(f) 16,111,000 15,897,581
3.68%, 11/12/2026 (2)(f)(g) 50,908,000 50,196,272
3.68%, 11/19/2026 (2)(f)(g) 30,638,000 30,185,904
3.72%, 11/27/2026 (2)(f)(g) 40,000,000 39,375,856
3.73%, 12/3/2026 (2)(f)(g) 40,000,000 39,347,938
3.76%, 12/10/2026 (2)(f)(g) 67,368,000 66,214,491
3.75%, 12/17/2026 (2)(f) 24,778,000 24,335,406
3.92%, 12/24/2026 (2)(f) 30,000,000 29,437,289
3.92%, 12/31/2026 (2)(f) 23,059,000 22,610,503
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $855,520,511) 855,227,352
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,140,140,471) 1,139,847,387
TOTAL LONG POSITIONS
(Cost $2,813,553,572) 3,071,883,583
SHARES
SHORT POSITIONS - (122.9)%
COMMON STOCKS - (122.7)%
Australia - ( 3 .6 ) %
Ampol Ltd. (2) (47,399) (1,072,893)
ANZ Group Holdings Ltd. (2) (65,671) (1,602,661)
CAR Group Ltd. (2) (81,185) (1,449,239)
Cleanaway Waste Management
Ltd. (2) (329,896) (537,090)
Cochlear Ltd. (2) (20,816) (1,748,456)
Coles Group Ltd. (2) (107,646) (1,813,133)
Commonwealth Bank of Australia
(2) (44,088) (5,024,457)
CSL Ltd. (2) (27,291) (2,177,407)
Endeavour Group Ltd. (2) (292,506) (657,952)
Fortescue Ltd. (2) (43,601) (580,342)
IREN Ltd. (64,153) (2,933,717)
Lendlease Corp. Ltd. (2) (102,825) (230,093)
Liontown Ltd. (2) (923,209) (1,088,276)
Lynas Rare Earths Ltd. (2) (220,645) (2,768,623)
Medibank Pvt Ltd. (2) (720,832) (2,476,611)
Mineral Resources Ltd. (2) (20,187) (874,188)
National Australia Bank Ltd. (2) (252,679) (6,635,044)
NEXTDC Ltd. (2) (87,098) (882,383)
Northern Star Resources Ltd. (2) (41,036) (543,303)
Origin Energy Ltd. (2) (103,602) (787,486)
Ramsay Health Care Ltd. (2) (24,493) (745,588)
REA Group Ltd. (2) (5,482) (528,102)
Santos Ltd. (2) (259,354) (1,286,625)
SEEK Ltd. (2) (31,919) (297,601)
SGH Ltd. (2) (3,836) (123,906)
Telix Pharmaceuticals Ltd. (2) (43,850) (508,501)
Telstra Group Ltd. (2) (367,000) (1,287,022)
Transurban Group (2) (58,181) (578,491)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Australia - (3.6)% (continued)
Treasury Wine Estates Ltd. (2) (220,126) (728,258)
Washington H Soul Pattinson & Co.
Ltd. (2) (56,221) (1,797,089)
Wesfarmers Ltd. (2) (10,070) (630,214)
Westpac Banking Corp. (2) (318,574) (7,762,269)
Whitehaven Coal Ltd. (2) (87,598) (464,419)
WiseTech Global Ltd. (2) (32,349) (742,143)
Woodside Energy Group Ltd. (2) (267,374) (5,170,755)
(58,534,337)
Austria - ( 0 .0 ) % †
Mondi plc (2) (34,296) (311,362)
Belgium - ( 0 .3 ) %
D'ieteren Group (2) (6,070) (1,184,926)
Financiere de Tubize SA (2) (4,510) (1,191,487)
UCB SA (2) (7,080) (2,119,548)
(4,495,961)
Brazil - ( 0 .5 ) %
MercadoLibre, Inc. (3,153) (5,351,871)
Wheaton Precious Metals Corp. (18,434) (2,073,654)
(7,425,525)
Canada - ( 3 .7 ) %
Agnico Eagle Mines Ltd. (8,799) (1,367,141)
Alimentation Couche-Tard, Inc. (10,338) (658,950)
AltaGas Ltd. (44,014) (1,625,872)
AtkinsRealis Group, Inc. (16,905) (1,049,880)
Brookfield Asset Management Ltd.,
Class A (65,058) (2,918,378)
Brookfield Corp., Class A (20,475) (873,571)
Brookfield Renewable Corp. (7,649) (284,333)
CAE, Inc. (21,520) (538,816)
Cameco Corp. (1,921) (195,805)
CCL Industries, Inc., Class B (8,317) (542,269)
CGI, Inc. (50,943) (3,292,752)
Constellation Software, Inc. (438) (824,580)
Descartes Systems Group, Inc.
(The) (27,149) (1,880,378)
DPM Metals, Inc. (25,655) (833,188)
Element Fleet Management Corp. (27,722) (572,130)
Emera, Inc. (42,401) (2,249,129)
Equinox Gold Corp. (157,945) (1,539,080)
First Majestic Silver Corp. (49,501) (840,461)
Franco-Nevada Corp. (13,000) (2,712,561)
G Mining Ventures Corp. (39,480) (1,156,076)
Gildan Activewear, Inc. (39,203) (2,021,169)
Hydro One Ltd. (c) (50,086) (2,065,948)
Imperial Oil Ltd. (6,508) (730,805)
Keyera Corp. (41,689) (1,674,615)
Loblaw Cos. Ltd. (58,166) (2,638,745)
NexGen Energy Ltd. (157,718) (1,481,265)
Nutrien Ltd. (17,275) (1,088,328)
Onex Corp. (7,229) (540,601)
Open Text Corp. (46,227) (1,023,138)
OR Royalties, Inc. (10,996) (348,197)
RB Global, Inc. (17,754) (2,066,887)
Rogers Communications, Inc.,
Class B (104,510) (3,400,029)
Shopify, Inc., Class A (41,027) (4,693,841)
INVESTMENTS SHARES VALUE ($)
Canada - (3.7)% (continued)
Sun Life Financial, Inc. (44,061) (3,459,328)
Thomson Reuters Corp. (21,411) (1,748,810)
Toronto-Dominion Bank (The) (19,120) (2,324,733)
Triple Flag Precious Metals Corp. (13,006) (389,653)
WSP Global, Inc. (22,736) (2,819,056)
(60,470,498)
Chile - ( 0 .2 ) %
Antofagasta plc (2) (16,765) (850,876)
Lundin Mining Corp. (109,590) (2,670,496)
(3,521,372)
China - ( 0 .7 ) %
Prosus NV (2) (245,468) (10,666,470)
Denmark - ( 1 .3 ) %
AL Sydbank (2) (3,822) (337,286)
ALK-Abello A/S (2) (5,778) (216,118)
Ambu A/S, Class B (2) (15,064) (140,712)
Carlsberg A/S, Class B (2) (1,554) (203,356)
Coloplast A/S, Class B (2) (30,726) (1,749,980)
Demant A/S (2) (25,769) (1,058,448)
DSV A/S (2) (4,803) (1,142,890)
Genmab A/S (2) (1,045) (286,489)
Novo Nordisk A/S, Class B (2) (155,515) (7,468,912)
Novonesis Novozymes, Class B (87,504) (5,523,133)
Vestas Wind Systems A/S (2) (104,791) (2,966,989)
(21,094,313)
Finland - ( 0 .4 ) %
Kesko OYJ, Class B (2) (12,977) (290,131)
Kone OYJ, Class B (2) (26,010) (1,479,579)
Metso OYJ (2) (36,268) (630,665)
Neste OYJ (2) (128,238) (4,186,973)
Orion OYJ, Class B (2) (2,497) (205,122)
Sampo OYJ, Class A (2) (26,489) (278,186)
(7,070,656)
France - ( 2 .5 ) %
Accor SA (2) (17,102) (992,000)
Aeroports de Paris SA (2) (1,320) (172,121)
Airbus SE (2) (7,213) (1,604,834)
Alstom SA (2) (60,922) (1,064,340)
Arkema SA (2) (5,098) (321,582)
BioMerieux (2) (2,117) (166,187)
Bollore SE (2) (42,832) (198,587)
Bureau Veritas SA (2) (37,734) (1,155,747)
Capgemini SE (2) (8,015) (804,646)
Cie de Saint-Gobain SA (2) (27,903) (2,530,311)
Cie Generale des Etablissements
Michelin SCA (2) (16,916) (653,470)
Dassault Systemes SE (2) (164,849) (3,362,469)
Edenred SE (2) (10,132) (260,455)
Engie SA (2) (60,314) (1,898,355)
EssilorLuxottica SA (2) (12,201) (2,291,002)
Forvia SE (2) (13,548) (135,643)
Gaztransport Et Technigaz SA (2) (2,853) (604,619)
Hermes International SCA (2) (3,172) (5,800,619)
Kering SA (2) (5,363) (1,517,015)
L'Oreal SA (2) (9,204) (4,034,636)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
France - (2.5)% (continued)
LVMH Moet Hennessy Louis Vuitton
SE (2) (5,430) (3,003,118)
Pernod Ricard SA (2) (35,613) (2,588,630)
Publicis Groupe SA (2) (17,416) (1,721,100)
Remy Cointreau SA (2) (18,867) (927,864)
Sartorius Stedim Biotech (2) (4,420) (916,501)
Sodexo SA (2) (9,802) (566,955)
SPIE SA (2) (35,395) (2,037,760)
(41,330,566)
Germany - ( 2 .6 ) %
Auto1 Group SE (2)(c) (12,809) (339,692)
Bayer AG (Registered) (2) (4,325) (239,208)
Bayerische Motoren Werke AG (2) (30,623) (2,010,360)
Brenntag SE (2) (7,222) (439,151)
Continental AG (2) (19,765) (1,635,457)
CTS Eventim AG & Co. KGaA (2) (19,077) (1,114,264)
Deutsche Telekom AG (Registered)
(2) (105,472) (2,875,620)
E.ON SE (2) (144,013) (2,961,468)
Fraport AG Frankfurt Airport
Services Worldwide (2) (6,529) (544,920)
GEA Group AG (2) (7,695) (528,384)
Hannover Rueck SE (2) (3,141) (869,856)
Hensoldt AG (2) (6,349) (493,157)
HOCHTIEF AG (2) (3,151) (1,826,471)
Mercedes-Benz Group AG (2) (5,315) (267,338)
Merck KGaA (2) (3,262) (546,857)
MTU Aero Engines AG (2) (3,843) (1,601,391)
Nemetschek SE (2) (13,539) (824,270)
Nordex SE (2) (22,062) (1,164,001)
Rational AG (2) (384) (281,313)
RENK Group AG (2) (24,224) (1,169,331)
Rheinmetall AG (2) (5,689) (6,472,844)
SAP SE (2) (14,615) (2,252,876)
Scout24 SE (2)(c) (19,434) (1,608,253)
Siemens AG (Registered) (2) (3,748) (1,205,009)
Siemens Healthineers AG (2)(c) (154,216) (6,014,822)
Symrise AG, Class A (2) (28,172) (2,825,930)
(42,112,243)
Hong Kong - ( 0 .2 ) %
Prudential plc (2) (255,333) (3,391,337)
Italy - ( 0 .8 ) %
Brunello Cucinelli SpA (2) (896) (84,759)
Coca-Cola HBC AG (2) (4,039) (263,286)
DiaSorin SpA (2) (1,713) (132,745)
ERG SpA (2) (4,688) (128,147)
Ferrari NV (2) (9,285) (3,451,191)
FinecoBank Banca Fineco SpA (2) (48,282) (1,214,002)
Infrastrutture Wireless Italiane SpA
(2)(c) (33,933) (239,038)
Moncler SpA (2) (29,615) (1,723,513)
Reply SpA (2) (12,535) (1,313,186)
Technoprobe SpA (2) (56,145) (2,252,878)
Terna - Rete Elettrica Nazionale (2) (193,047) (2,254,223)
(13,056,968)
INVESTMENTS SHARES VALUE ($)
Japan - ( 15 .4 ) %
Advantest Corp. (2) (3,400) (699,477)
Aeon Co. Ltd. (2) (401,200) (3,317,981)
Allegro MicroSystems, Inc. (16,171) (1,125,825)
Asahi Kasei Corp. (2) (109,700) (1,220,093)
Asics Corp. (2) (199,000) (5,412,543)
Azbil Corp. (2) (96,700) (1,029,821)
BayCurrent, Inc. (2) (46,100) (1,720,562)
Bridgestone Corp. (2) (37,200) (784,385)
Capcom Co. Ltd. (2) (239,200) (4,400,174)
Chiba Bank Ltd. (The) (2) (49,100) (752,164)
Daifuku Co. Ltd. (2) (129,000) (5,714,707)
Daikin Industries Ltd. (2) (13,900) (2,120,289)
Daiwa Securities Group, Inc. (2) (232,300) (2,303,892)
Disco Corp. (2) (3,600) (1,872,842)
East Japan Railway Co. (2) (167,300) (3,496,240)
Eisai Co. Ltd. (2) (44,300) (1,116,726)
Fast Retailing Co. Ltd. (2) (1,000) (512,344)
FUJIFILM Holdings Corp. (2) (168,500) (3,604,797)
Fujikura Ltd. (2) (117,200) (4,646,027)
Hankyu Hanshin Holdings, Inc. (2) (39,400) (1,036,663)
Hikari Tsushin, Inc. (2) (8,100) (1,779,854)
Hitachi Ltd. (2) (120,000) (3,321,132)
Hoshizaki Corp. (2) (39,000) (1,275,987)
IHI Corp. (2) (500,600) (8,451,744)
Isuzu Motors Ltd. (2) (82,100) (1,093,260)
ITOCHU Corp. (2) (453,300) (5,173,351)
Iyogin Holdings, Inc. (2) (7,100) (138,988)
Japan Post Bank Co. Ltd. (2) (36,600) (696,584)
Japan Tobacco, Inc. (2) (15,100) (557,182)
Kawasaki Heavy Industries Ltd. (2) (137,300) (2,484,728)
Kawasaki Kisen Kaisha Ltd. (2) (119,000) (1,823,976)
Keisei Electric Railway Co. Ltd. (2) (130,100) (931,064)
Keyence Corp. (2) (22,400) (11,322,917)
Kikkoman Corp. (2) (257,100) (2,637,420)
Kobe Bussan Co. Ltd. (2) (72,300) (1,168,853)
Konami Group Corp. (2) (24,600) (2,694,855)
Kyocera Corp. (2) (153,500) (3,404,328)
Kyoto Financial Group, Inc. (2) (22,000) (612,196)
Kyowa Kirin Co. Ltd. (2) (19,000) (302,400)
Lasertec Corp. (2) (21,700) (6,892,754)
LY Corp. (2) (132,400) (352,391)
M3, Inc. (2) (271,700) (3,028,367)
Marubeni Corp. (2) (263,700) (7,687,799)
MatsukiyoCocokara & Co. (50,800) (750,307)
Mebuki Financial Group, Inc. (2) (44,700) (392,428)
Mitsubishi Corp. (2) (54,200) (1,449,969)
Mitsubishi Electric Corp. (2) (23,900) (876,521)
Mitsubishi HC Capital, Inc. (2) (66,400) (539,370)
Mitsubishi Heavy Industries Ltd. (2) (58,400) (1,327,006)
Mitsubishi UFJ Financial Group,
Inc. (2) (520,900) (10,377,857)
Mitsui & Co. Ltd. (2) (166,900) (4,660,345)
Mizuho Financial Group, Inc. (2) (57,400) (2,756,854)
MonotaRO Co. Ltd. (2) (196,300) (2,232,650)
MS&AD Insurance Group Holdings,
Inc. (2) (33,100) (857,951)
Nexon Co. Ltd. (2) (53,500) (711,020)
Nintendo Co. Ltd. (2) (74,100) (3,115,165)
Nippon Paint Holdings Co. Ltd. (2) (530,300) (3,458,925)
Nippon Sanso Holdings Corp. (2) (90,600) (3,360,717)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (15.4)% (continued)
Nissan Motor Co. Ltd. (2) (1,107,700) (2,050,846)
Nissin Foods Holdings Co. Ltd. (2) (60,400) (1,034,096)
Nitto Denko Corp. (2) (53,500) (1,052,547)
Nomura Research Institute Ltd. (2) (76,600) (2,148,936)
Obic Co. Ltd. (2) (103,900) (2,440,074)
Olympus Corp. (2) (242,400) (2,538,216)
Oriental Land Co. Ltd. (2) (442,300) (6,735,322)
ORIX Corp. (2) (70,100) (2,670,217)
Osaka Gas Co. Ltd. (2) (49,300) (1,661,086)
Rakuten Bank Ltd. (2) (102,100) (3,268,230)
Rakuten Group, Inc. (2) (227,800) (1,063,297)
Resona Holdings, Inc. (2) (91,400) (1,191,677)
Ryohin Keikaku Co. Ltd. (2) (37,800) (826,234)
Sanrio Co. Ltd. (700,900) (4,741,782)
Seibu Holdings, Inc. (2) (151,900) (2,975,690)
Sekisui Chemical Co. Ltd. (2) (18,300) (293,449)
Shimadzu Corp. (2) (33,500) (854,401)
Shimano, Inc. (2) (34,400) (3,669,117)
Shionogi & Co. Ltd. (2) (52,200) (891,916)
Skylark Holdings Co. Ltd. (2) (49,700) (858,223)
Sompo Holdings, Inc. (2) (105,700) (4,015,573)
Sumitomo Electric Industries Ltd.
(2) (19,600) (363,720)
Sumitomo Metal Mining Co. Ltd. (2) (58,400) (2,708,630)
Sumitomo Mitsui Financial Group,
Inc. (2) (54,400) (2,132,429)
Suntory Beverage & Food Ltd. (2) (11,300) (314,888)
Suzuki Motor Corp. (2) (489,700) (5,923,282)
T&D Holdings, Inc. (2) (75,900) (2,263,933)
Taisei Corp. (2) (15,000) (1,327,837)
TDK Corp. (2) (32,400) (726,872)
Terumo Corp. (2) (53,200) (726,581)
TIS, Inc. (2) (29,400) (575,337)
Toho Co. Ltd. (74,900) (599,080)
Tokio Marine Holdings, Inc. (2) (114,500) (5,034,429)
Tokyu Corp. (2) (30,100) (310,564)
Toyota Motor Corp. (2) (836,800) (14,018,498)
Toyota Tsusho Corp. (2) (35,000) (1,302,775)
Trend Micro, Inc. (2) (20,900) (774,320)
Unicharm Corp. (2) (117,200) (679,166)
West Japan Railway Co. (2) (76,400) (1,279,606)
Yakult Honsha Co. Ltd. (2) (88,500) (1,488,467)
Yamaha Motor Co. Ltd. (2) (379,700) (2,883,145)
Yokohama Rubber Co. Ltd. (The)
(2) (28,700) (1,294,548)
Zensho Holdings Co. Ltd. (2) (42,700) (2,125,841)
ZOZO, Inc. (394,500) (2,787,789)
(250,209,433)
Kazakhstan - ( 0 .0 ) % †
Freedom Holding Corp. (1,600) (208,752)
Luxembourg - ( 0 .1 ) %
CVC Capital Partners plc (2)(c) (77,119) (1,121,903)
Netherlands - ( 1 .2 ) %
Adyen NV (2)(c) (2,067) (1,939,089)
Arcadis NV (2) (13,724) (527,496)
Argenx SE (2) (8,535) (7,910,786)
ASR Nederland NV (2) (3,043) (229,810)
EXOR NV (2) (26,321) (2,016,505)
INVESTMENTS SHARES VALUE ($)
Netherlands - (1.2)% (continued)
Heineken NV (2) (13,314) (1,117,878)
Koninklijke Philips NV (2) (10,405) (282,960)
Magnum Ice Cream Co. NV (The) (56,321) (980,473)
Universal Music Group NV (2) (89,256) (1,869,873)
Wolters Kluwer NV (2) (48,237) (3,118,989)
(19,993,859)
New Zealand - ( 0 .0 ) % †
Xero Ltd. (2) (12,655) (636,197)
Norway - ( 0 .3 ) %
Aker BP ASA (2) (69,742) (2,127,801)
Gjensidige Forsikring ASA (2) (25,634) (693,878)
Mowi ASA (2) (22,931) (423,608)
Orkla ASA (2) (22,031) (231,626)
Salmar ASA (2) (1,910) (89,391)
TOMRA Systems ASA (2) (35,862) (345,279)
Vend Marketplaces ASA (2) (14,058) (338,373)
(4,249,956)
Portugal - ( 0 .2 ) %
Galp Energia SGPS SA (2) (108,306) (2,295,428)
Jeronimo Martins SGPS SA (2) (54,170) (1,037,469)
(3,332,897)
Singapore - ( 1 .2 ) %
CapitaLand Investment Ltd. (2) (646,500) (1,246,013)
DBS Group Holdings Ltd. (2) (56,100) (2,840,612)
Grab Holdings Ltd., Class A (1,892,627) (7,135,204)
Sea Ltd., ADR (34,624) (3,318,018)
Singapore Telecommunications
Ltd. (2) (1,277,200) (4,360,382)
(18,900,229)
South Korea - ( 0 .1 ) %
Delivery Hero SE (2)(c) (48,305) (1,976,776)
Spain - ( 1 .1 ) %
Aena SME SA (2)(c) (23,306) (710,195)
Amadeus IT Group SA (2) (27,072) (1,583,746)
Banco Santander SA (2) (212,170) (2,944,889)
Cellnex Telecom SA (2)(c) (36,048) (1,077,679)
Iberdrola SA (2) (359,043) (8,936,430)
Indra Sistemas SA (2) (20,520) (1,125,514)
Industria de Diseno Textil SA (2) (24,934) (1,571,648)
Redeia Corp. SA (2) (19,753) (335,611)
(18,285,712)
Sweden - ( 1 .7 ) %
AAK AB (2) (38,884) (917,762)
AddTech AB, Class B (2) (49,820) (1,760,621)
Assa Abloy AB, Class B (2) (68,998) (2,437,759)
Atlas Copco AB, Class A (2) (216,421) (4,386,637)
Axfood AB (2) (18,603) (494,024)
Beijer Ref AB, Class B (2) (34,478) (505,344)
Electrolux AB, Class B (2) (109,157) (345,713)
Elekta AB, Class B (2) (51,222) (261,191)
Epiroc AB, Class A (2) (105,899) (2,905,524)
EQT AB (2) (34,824) (985,155)
Getinge AB, Class B (2) (4,155) (84,963)
Holmen AB, Class B (2) (4,818) (151,414)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - (1.7)% (continued)
Indutrade AB (2) (112,302) (2,323,875)
Investor AB, Class B (2) (33,690) (1,399,858)
Lifco AB, Class B (2) (49,559) (1,624,236)
Nordnet AB publ (2) (31,537) (1,199,475)
Saab AB, Class B (2) (52,682) (2,746,545)
Svenska Cellulosa AB SCA, Class
B (2) (117,543) (1,202,119)
Swedish Orphan Biovitrum AB (2) (29,662) (1,413,907)
Volvo AB, Class B (2) (13,692) (465,744)
(27,611,866)
Switzerland - ( 3 .4 ) %
Bachem Holding AG, Class B (2) (1,837) (171,935)
Banque Cantonale Vaudoise
(Registered) (2) (4,504) (659,395)
Belimo Holding AG (Registered) (2) (3,648) (4,101,730)
BKW AG (2) (1,134) (190,677)
Chocoladefabriken Lindt &
Spruengli AG (2) (219) (2,544,071)
Cie Financiere Richemont SA
(Registered) (2) (17,731) (4,092,818)
Clariant AG (Registered) (2) (37,806) (329,709)
EFG International AG (2) (10,834) (217,194)
EMS-Chemie Holding AG
(Registered) (2) (2,077) (1,780,401)
Galenica AG (2)(c) (6,554) (683,429)
Geberit AG (Registered) (2) (4,048) (2,701,298)
Georg Fischer AG (Registered) (2) (6,962) (360,542)
Givaudan SA (Registered) (2) (854) (3,612,216)
Helvetia Baloise Holding AG (2) (19,085) (4,921,988)
Lonza Group AG (Registered) (2) (457) (308,294)
Nestle SA (Registered) (2) (20,094) (2,060,944)
Partners Group Holding AG (2) (10,229) (8,378,417)
Sandoz Group AG (2) (35,715) (3,226,992)
SIG Group AG (2) (89,424) (1,496,113)
Sika AG (Registered) (2) (18,882) (3,893,771)
Sonova Holding AG (Registered) (2) (1,308) (310,445)
Straumann Holding AG (Registered)
(2) (15,127) (1,988,412)
Sulzer AG (Registered) (2) (4,304) (714,579)
Swatch Group AG (The) (2) (1,088) (265,895)
Swiss Life Holding AG (Registered)
(2) (4,661) (5,123,695)
TE Connectivity plc (1,615) (325,600)
Tecan Group AG (Registered) (2) (897) (179,405)
Ypsomed Holding AG (Registered)
(2) (424) (191,260)
(54,831,225)
United Kingdom - ( 2 .5 ) %
Admiral Group plc (2) (2,209) (104,328)
Associated British Foods plc (2) (32,990) (867,260)
AstraZeneca plc (2) (31,740) (5,925,996)
Autotrader Group plc (2)(c) (68,036) (450,522)
B&M European Value Retail plc (2) (50,448) (130,596)
BAE Systems plc (2) (95,234) (2,333,865)
Bellway plc (8,935) (229,688)
British American Tobacco plc (2) (66,571) (4,119,611)
Bunzl plc (2) (58,778) (2,051,283)
Croda International plc (2) (2,695) (108,085)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (2.5)% (continued)
Diageo plc (2) (234,825) (4,729,400)
Diploma plc (2) (6,569) (620,918)
Entain plc (2) (27,069) (200,589)
Games Workshop Group plc (2) (3,360) (962,792)
JD Sports Fashion plc (2) (107,313) (120,616)
Legal & General Group plc (2) (174,836) (662,868)
M&G plc (2) (34,580) (154,274)
National Grid plc (2) (213,785) (3,526,112)
Pearson plc (2) (31,292) (497,272)
Pennon Group plc (2) (41,400) (255,731)
RELX plc (2) (42,579) (1,345,702)
Rentokil Initial plc (2) (34,002) (193,368)
Rightmove plc (2) (15,474) (90,015)
RS GROUP plc (2) (5,505) (42,493)
Spirax Group plc (2) (1,636) (148,424)
SSE plc (2) (60,480) (1,951,238)
St James's Place plc (2) (55,226) (887,955)
Standard Chartered plc (2) (29,982) (810,790)
TechnipFMC plc (45,688) (3,029,114)
Unilever plc (2) (8,973) (538,987)
Weir Group plc (The) (2) (15,533) (495,456)
Wise Group plc, Class A (2) (226,850) (2,719,360)
WPP plc (2) (34,390) (106,672)
(40,411,380)
United States - ( 78 .7 ) %
A O Smith Corp. (8,216) (515,308)
AAON, Inc. (6,252) (793,129)
Acadia Healthcare Co., Inc. (29,951) (884,453)
Accenture plc, Class A (3,525) (438,651)
Adobe, Inc. (13,984) (2,867,000)
Advanced Drainage Systems, Inc. (10,889) (1,709,137)
AECOM (10,464) (730,387)
AeroVironment, Inc. (10,210) (1,685,365)
Affirm Holdings, Inc., Class A (71,542) (5,834,250)
AGCO Corp. (8,797) (1,053,001)
Agree Realty Corp., REIT (9,488) (718,621)
Air Products and Chemicals, Inc. (9,481) (2,779,640)
Alaska Air Group, Inc. (26,757) (1,396,715)
Albemarle Corp. (15,217) (2,054,752)
Alcon AG (2) (61,048) (4,116,463)
Allegion plc (1,451) (203,851)
Alliant Energy Corp. (8,259) (630,079)
Alnylam Pharmaceuticals, Inc. (29,308) (8,822,587)
Alphabet, Inc., Class A (34,054) (12,169,878)
Amazon.com, Inc. (13,569) (3,234,035)
Amcor plc (189,087) (8,196,921)
Amentum Holdings, Inc. (67,427) (1,393,716)
American Airlines Group, Inc. (120,275) (2,173,369)
American Express Co. (13,910) (4,705,058)
American Healthcare REIT, Inc.,
REIT (109,992) (5,736,083)
Amphenol Corp., Class A (10,056) (1,773,074)
Analog Devices, Inc. (854) (339,183)
Antero Resources Corp. (33,531) (1,178,279)
Aon plc, Class A (7,676) (2,546,052)
APA Corp. (16,186) (527,178)
API Group Corp. (18,873) (799,272)
Appfolio, Inc., Class A (24,883) (3,989,989)
Apple, Inc. (50,245) (14,538,894)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (78.7)% (continued)
AppLovin Corp., Class A (7,091) (3,653,496)
Aptiv plc (53,956) (3,311,819)
Armstrong World Industries, Inc. (10,520) (1,687,618)
Arrowhead Pharmaceuticals, Inc. (15,972) (1,301,878)
Arthur J Gallagher & Co. (19,326) (4,436,670)
Assurant, Inc. (15,365) (4,125,963)
AST SpaceMobile, Inc. (18,141) (1,612,009)
Astera Labs, Inc. (7,501) (3,623,133)
Aurora Innovation, Inc. (215,649) (1,470,726)
Automatic Data Processing, Inc. (5,648) (1,264,870)
AutoZone, Inc. (580) (1,853,645)
Avery Dennison Corp. (8,527) (1,384,358)
Avient Corp. (56,611) (2,092,343)
Avis Budget Group, Inc. (6,047) (893,928)
Axon Enterprise, Inc. (21,447) (12,023,403)
Bank OZK (11,802) (614,766)
Becton Dickinson & Co. (43,777) (6,624,773)
Belden, Inc. (7,319) (877,621)
Bentley Systems, Inc., Class B (91,543) (2,736,220)
Bio-Techne Corp. (100,260) (7,083,369)
Blackbaud, Inc. (1,294) (38,328)
Blackstone, Inc. (2,294) (269,935)
Bloom Energy Corp., Class A (7,664) (2,319,893)
Blue Owl Capital, Inc., Class A (56,538) (494,708)
Boston Scientific Corp. (146,905) (6,269,905)
Brown & Brown, Inc. (55,181) (3,539,861)
Brown-Forman Corp., Class B (61,598) (1,641,587)
Builders FirstSource, Inc. (35,651) (3,190,051)
Buzzi SpA (2) (6,438) (329,770)
BXP, Inc., REIT (15,928) (1,056,186)
Cabot Corp. (7,095) (644,368)
CACI International, Inc., Class A (1,326) (614,283)
Cardinal Health, Inc. (4,768) (1,132,686)
CareTrust REIT, Inc., REIT (73,949) (2,983,842)
Carlisle Cos., Inc. (888) (322,122)
Carvana Co., Class A (75,853) (4,992,644)
Cava Group, Inc. (44,767) (3,513,314)
Celanese Corp., Class A (16,486) (758,356)
Celsius Holdings, Inc. (46,012) (1,347,231)
Cencora, Inc. (22,435) (6,348,656)
CenterPoint Energy, Inc. (142,270) (6,265,571)
CH Robinson Worldwide, Inc. (11,280) (2,124,475)
Charles River Laboratories
International, Inc. (6,929) (1,571,428)
Charles Schwab Corp. (The) (53,027) (4,892,801)
Cheniere Energy, Inc. (1,719) (410,858)
Chewy, Inc., Class A (135,175) (2,656,189)
Choice Hotels International, Inc. (10,737) (1,183,969)
Churchill Downs, Inc. (8,240) (738,634)
Cigna Group (The) (8,486) (2,339,420)
Cintas Corp. (12,392) (2,107,631)
Cirrus Logic, Inc. (5,833) (866,375)
Clearway Energy, Inc., Class C (45,411) (1,552,148)
Cleveland-Cliffs, Inc. (350,260) (3,288,941)
Coca-Cola Co. (The) (53,509) (4,348,676)
Coeur Mining, Inc. (188,718) (3,079,878)
Cognex Corp. (91,524) (6,628,168)
Coherent Corp. (850) (335,300)
Comcast Corp., Class A (42,845) (1,051,845)
Constellation Brands, Inc., Class A (44,494) (6,188,670)
INVESTMENTS SHARES VALUE ($)
United States - (78.7)% (continued)
Core & Main, Inc., Class A (67,000) (3,232,750)
Corning, Inc. (16,716) (4,269,768)
Corteva, Inc. (79,855) (6,762,920)
CoStar Group, Inc. (54,275) (1,537,068)
Crane NXT Co. (38,264) (1,957,586)
Credo Technology Group Holding
Ltd. (20,886) (5,679,948)
CRH plc (43,539) (4,658,673)
CVS Health Corp. (14,519) (1,501,991)
Cytokinetics, Inc. (1,586) (135,111)
Deere & Co. (4,786) (3,035,903)
Devon Energy Corp. (135,974) (5,618,446)
Dexcom, Inc. (6,527) (439,593)
Diamondback Energy, Inc. (36,773) (6,463,958)
Dick's Sporting Goods, Inc. (2,032) (460,878)
Digital Realty Trust, Inc., REIT (5,830) (1,046,951)
DigitalOcean Holdings, Inc. (25,946) (4,074,300)
Dolby Laboratories, Inc., Class A (11,745) (617,552)
DoorDash, Inc., Class A (62,529) (11,538,476)
DR Horton, Inc. (14,594) (2,377,071)
DT Midstream, Inc. (14,220) (2,086,643)
Duke Energy Corp. (32,802) (4,152,077)
DuPont de Nemours, Inc. (23,380) (3,171,263)
Dutch Bros, Inc., Class A (78,882) (5,664,516)
Dycom Industries, Inc. (3,400) (1,719,006)
Eastman Chemical Co. (5,668) (379,643)
Eaton Corp. plc (19,353) (8,246,700)
EchoStar Corp., Class A (4,810) (488,215)
Ecolab, Inc. (48,259) (13,445,440)
Elanco Animal Health, Inc. (294,077) (7,237,235)
elf Beauty, Inc. (45,248) (3,348,352)
Eli Lilly & Co. (4,388) (5,263,099)
Emerson Electric Co. (29,594) (4,236,381)
Encompass Health Corp. (8,698) (879,194)
Enphase Energy, Inc. (41,214) (2,029,377)
Ensign Group, Inc. (The) (4,914) (787,714)
Entegris, Inc. (24,614) (4,427,074)
EOG Resources, Inc. (3,705) (480,650)
EPAM Systems, Inc. (18,910) (1,500,509)
EQT Corp. (40,326) (2,144,133)
Equinix, Inc., REIT (2,528) (2,635,162)
Erie Indemnity Co., Class A (15,066) (3,612,074)
Esab Corp. (40,734) (4,017,594)
Estee Lauder Cos., Inc. (The),
Class A (15,919) (1,256,805)
Evercore, Inc., Class A (3,595) (1,227,477)
Evergy, Inc. (3,651) (315,556)
Everpure, Inc., Class A (4,946) (389,695)
Exelon Corp. (28,700) (1,337,994)
ExlService Holdings, Inc. (17,681) (457,231)
Expand Energy Corp. (17,814) (1,624,459)
Expeditors International of
Washington, Inc. (23,739) (3,868,982)
Experian plc (2) (51,133) (1,723,367)
Extra Space Storage, Inc., REIT (14,914) (2,167,004)
Fastenal Co. (12,354) (593,363)
Ferguson Enterprises, Inc. (11,897) (2,823,515)
Ferrovial NV (2) (52,658) (3,609,210)
Fifth Third Bancorp (174,470) (9,834,874)
First American Financial Corp. (7,408) (508,115)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (78.7)% (continued)
First Citizens BancShares, Inc.,
Class A (1,432) (2,979,691)
First Financial Bankshares, Inc. (16,416) (567,994)
First Solar, Inc. (19,427) (4,583,995)
FirstCash Holdings, Inc. (2,689) (581,684)
Five Below, Inc. (12,544) (2,255,286)
Floor & Decor Holdings, Inc., Class
A (34,410) (2,042,578)
Flowserve Corp. (39,126) (2,901,584)
Flutter Entertainment plc (5,905) (603,314)
FMC Corp. (40,829) (469,534)
Fortive Corp. (5,172) (315,957)
Fortune Brands Innovations, Inc. (22,800) (1,251,720)
Fox Corp., Class A (41,391) (2,158,955)
Freshpet, Inc. (36,704) (2,169,940)
Garmin Ltd. (1,886) (448,000)
GATX Corp. (3,512) (622,291)
Gen Digital, Inc. (44,223) (1,100,710)
Gentex Corp. (46,560) (1,176,571)
GFL Environmental, Inc. (27,047) (994,536)
Gilead Sciences, Inc. (22,179) (2,802,095)
Glacier Bancorp, Inc. (66,196) (3,414,390)
Globant SA (4,893) (141,603)
Globus Medical, Inc., Class A (46,042) (3,637,778)
Graco, Inc. (2,453) (185,471)
Guidewire Software, Inc. (31,116) (3,828,824)
GXO Logistics, Inc. (55,934) (2,835,854)
Haleon plc (2) (580,701) (2,675,956)
Hamilton Lane, Inc., Class A (34,525) (2,721,606)
Hartford Insurance Group, Inc.
(The) (10,080) (1,335,802)
HCA Healthcare, Inc. (3,095) (1,206,710)
HealthEquity, Inc. (54,433) (4,916,389)
Healthpeak Properties, Inc., REIT (22,852) (489,033)
Hecla Mining Co. (162,340) (2,504,906)
HEICO Corp. (22,585) (8,044,551)
Henry Schein, Inc. (40,088) (3,348,150)
Hershey Co. (The) (3,718) (652,323)
Hims & Hers Health, Inc. (57,146) (1,981,252)
Home Depot, Inc. (The) (6,851) (2,416,211)
Hormel Foods Corp. (75,003) (1,861,574)
Houlihan Lokey, Inc., Class A (2,294) (307,694)
Howmet Aerospace, Inc. (15,599) (4,193,947)
HubSpot, Inc. (8,828) (1,611,198)
Hyatt Hotels Corp., Class A (12,562) (2,435,018)
IDEX Corp. (1,104) (250,553)
IDEXX Laboratories, Inc. (6,530) (3,437,653)
Independence Realty Trust, Inc.,
REIT (57,455) (958,924)
Ingersoll Rand, Inc. (95,073) (7,795,035)
Insulet Corp. (3,699) (563,173)
Intercontinental Exchange, Inc. (18,134) (2,232,477)
International Flavors & Fragrances,
Inc. (125,833) (9,968,490)
Intuit, Inc. (12,282) (3,205,602)
Intuitive Surgical, Inc. (7,416) (2,949,195)
Ionis Pharmaceuticals, Inc. (71,394) (5,660,830)
IonQ, Inc. (192,003) (10,226,080)
ITT, Inc. (23,458) (4,639,054)
Jack Henry & Associates, Inc. (20,143) (2,774,497)
INVESTMENTS SHARES VALUE ($)
United States - (78.7)% (continued)
James Hardie Industries plc, ADR (7,934) (207,712)
Karman Holdings, Inc. (25,815) (1,288,685)
Keurig Dr Pepper, Inc. (305,295) (9,992,305)
Kimberly-Clark Corp. (20,257) (2,223,611)
Kinsale Capital Group, Inc. (9,289) (3,063,605)
KKR & Co., Inc. (36,561) (3,355,569)
Knife River Corp. (22,781) (1,905,631)
Kraft Heinz Co. (The) (48,039) (1,134,681)
Labcorp Holdings, Inc. (12,013) (3,363,640)
Lattice Semiconductor Corp. (21,210) (3,244,282)
Lennox International, Inc. (2,585) (1,481,076)
Liberty Capital Corp., Class C (24,797) (534,623)
Liberty Media Corp-Liberty Formula
One, Class A (23,454) (2,053,163)
Lincoln National Corp. (60,036) (2,122,273)
Linde plc (8,890) (4,613,377)
Littelfuse, Inc. (536) (244,057)
Loar Holdings, Inc. (43,673) (3,520,481)
Lowe's Cos., Inc. (26,878) (5,926,330)
LPL Financial Holdings, Inc. (19,416) (5,469,099)
Lululemon Athletica, Inc. (41,469) (4,734,930)
Lyft, Inc., Class A (540,391) (7,895,113)
M&T Bank Corp. (7,152) (1,702,248)
MACOM Technology Solutions
Holdings, Inc. (514) (195,510)
Madison Square Garden Sports
Corp., Class A (4,941) (1,985,491)
Maplebear, Inc. (38,858) (1,839,926)
Markel Group, Inc. (553) (1,080,015)
Marriott International, Inc., Class A (7,602) (2,817,225)
Marsh & McLennan Cos., Inc. (5,392) (898,685)
Martin Marietta Materials, Inc. (1,927) (1,111,301)
Marvell Technology, Inc. (10,311) (3,071,544)
Marzetti Co. (The) (1,759) (200,807)
MasTec, Inc. (7,586) (3,156,231)
Mastercard, Inc., Class A (13,255) (6,807,768)
Matador Resources Co. (52,129) (2,594,982)
McCormick & Co., Inc. (Non-Voting) (24,676) (1,244,164)
McDonald's Corp. (49,744) (13,446,301)
McKesson Corp. (1,912) (1,444,707)
Medical Properties Trust, Inc., REIT (133,402) (616,317)
Medtronic plc (49,835) (3,898,592)
Mettler-Toledo International, Inc. (914) (1,167,644)
MGM Resorts International (11,111) (531,217)
Microsoft Corp. (6,511) (2,428,733)
MKS, Inc. (3,791) (1,686,237)
Mondelez International, Inc., Class
A (129,161) (7,470,672)
MongoDB, Inc., Class A (2,397) (805,152)
Monolithic Power Systems, Inc. (6,206) (8,578,926)
Monster Beverage Corp. (22,168) (2,130,788)
Moody's Corp. (5,773) (2,614,707)
Motorola Solutions, Inc. (15,622) (6,487,660)
MP Materials Corp. (26,707) (1,495,859)
MSCI, Inc., Class A (956) (535,398)
Nasdaq, Inc. (16,112) (1,269,948)
Natera, Inc. (13,274) (3,603,227)
National Storage Affiliates Trust,
REIT (10,250) (455,818)
Netflix, Inc. (194,822) (13,910,291)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (78.7)% (continued)
Neurocrine Biosciences, Inc. (26,129) (4,403,651)
NextEra Energy, Inc. (159,702) (14,017,045)
Nextpower, Inc., Class A (65,248) (7,773,647)
NIKE, Inc., Class B (72,171) (2,962,620)
Norwegian Cruise Line Holdings
Ltd. (184,481) (3,894,394)
Novanta, Inc. (21,823) (3,540,564)
NVIDIA Corp. (41,011) (8,205,891)
Okta, Inc., Class A (9,004) (1,228,596)
Old Dominion Freight Line, Inc. (5,999) (1,299,383)
Old National Bancorp (197,718) (5,120,896)
Ollie's Bargain Outlet Holdings, Inc. (30,876) (2,373,747)
ONEOK, Inc. (148,602) (12,919,458)
Onto Innovation, Inc. (17,808) (6,739,438)
Option Care Health, Inc. (66,254) (1,389,346)
Ormat Technologies, Inc. (33,000) (3,593,700)
Otis Worldwide Corp. (41,326) (2,958,942)
PACCAR, Inc. (5,583) (670,630)
Palantir Technologies, Inc., Class A (15,267) (1,781,201)
Paychex, Inc. (22,196) (2,182,533)
Paycom Software, Inc. (6,425) (807,494)
PBF Energy, Inc., Class A (77,018) (3,505,859)
Pegasystems, Inc. (12,677) (379,930)
Pentair plc (4,054) (310,780)
PepsiCo, Inc. (22,784) (3,084,954)
Performance Food Group Co. (5,280) (590,251)
Pinnacle Financial Partners, Inc. (15,150) (1,528,332)
Pinterest, Inc., Class A (78,568) (1,652,285)
Planet Fitness, Inc., Class A (84,238) (4,394,696)
Plug Power, Inc. (7,502) (20,330)
Post Holdings, Inc. (14,534) (1,282,771)
Procore Technologies, Inc. (124,721) (5,066,167)
Procter & Gamble Co. (The) (77,940) (11,429,122)
Progressive Corp. (The) (6,591) (1,439,804)
Prologis, Inc., REIT (31,279) (4,237,366)
PTC, Inc. (15,139) (1,719,942)
Public Storage, REIT (38,751) (12,334,831)
QIAGEN NV (2) (45,062) (1,743,185)
Qnity Electronics, Inc. (11,113) (1,814,864)
QuantumScape Corp. (222,277) (1,680,414)
QXO, Inc. (224,899) (3,886,255)
Ralliant Corp. (6,818) (502,009)
Ralph Lauren Corp., Class A (3,809) (1,528,971)
Range Resources Corp. (33,625) (1,250,514)
Rayonier, Inc., REIT (99,264) (2,112,338)
Realty Income Corp., REIT (217,384) (13,469,113)
Regal Rexnord Corp. (4,172) (993,729)
Regency Centers Corp., REIT (23,768) (1,895,260)
Regions Financial Corp. (128,519) (3,881,274)
Repligen Corp. (32,719) (4,464,180)
ResMed, Inc. (6,303) (1,228,329)
Revvity, Inc. (2,257) (251,114)
Rexford Industrial Realty, Inc., REIT (23,736) (795,156)
Rivian Automotive, Inc., Class A (76,170) (1,321,550)
RLI Corp. (42,846) (2,530,913)
Robinhood Markets, Inc., Class A (27,328) (2,740,452)
Rocket Cos., Inc., Class A (9,607) (151,310)
Roivant Sciences Ltd. (35,976) (1,273,191)
Rollins, Inc. (58,323) (2,434,402)
Roper Technologies, Inc. (731) (247,363)
INVESTMENTS SHARES VALUE ($)
United States - (78.7)% (continued)
Royal Caribbean Cruises Ltd. (704) (223,541)
Royal Gold, Inc. (16,329) (3,259,432)
Royalty Pharma plc, Class A (66,740) (3,742,112)
RPM International, Inc. (13,528) (1,503,637)
Ryan Specialty Holdings, Inc.,
Class A (129,591) (4,893,356)
S&P Global, Inc. (2,845) (1,158,655)
SailPoint, Inc. (97,336) (1,424,999)
Salesforce, Inc. (6,687) (1,047,585)
Samsara, Inc., Class A (277,510) (8,999,649)
Schneider Electric SE (2) (11,400) (3,730,374)
Scotts Miracle-Gro Co. (The) (17,066) (1,162,365)
SEI Investments Co. (6,536) (573,273)
SharkNinja, Inc. (43,550) (6,631,359)
Sherwin-Williams Co. (The) (16,443) (5,661,654)
Shift4 Payments, Inc., Class A (19,620) (954,317)
Silgan Holdings, Inc. (13,246) (614,482)
Simon Property Group, Inc., REIT (16,026) (3,584,215)
Sirius XM Holdings, Inc. (16,499) (487,380)
SiteOne Landscape Supply, Inc. (1,657) (189,577)
SiTime Corp. (349) (260,200)
Skyworks Solutions, Inc. (26,001) (1,762,868)
SLB Ltd. (85,610) (3,980,009)
Smurfit Westrock plc (71,256) (3,296,303)
SoFi Technologies, Inc. (281,941) (5,055,202)
Solventum Corp. (2,453) (189,249)
Somnigroup International, Inc. (89,261) (6,998,062)
Sonoco Products Co. (31,832) (1,793,733)
Southern Co. (The) (2,960) (283,302)
Sprouts Farmers Market, Inc. (26,980) (2,281,968)
SPX Technologies, Inc. (11,215) (2,749,582)
STAG Industrial, Inc., REIT (31,170) (1,186,330)
StandardAero, Inc. (74,539) (2,229,461)
Stanley Black & Decker, Inc. (2,642) (248,665)
Starbucks Corp. (2,075) (212,044)
Steel Dynamics, Inc. (11,388) (2,613,090)
Stryker Corp. (12,040) (3,790,674)
Sun Communities, Inc., REIT (13,574) (1,627,658)
Sunbelt Rentals Holdings, Inc. (2) (9,035) (659,089)
Swiss Re AG (2) (38,939) (6,189,350)
Synaptics, Inc. (20,494) (2,545,970)
Synchrony Financial (17,314) (1,316,730)
T. Rowe Price Group, Inc. (16,030) (1,822,451)
Talen Energy Corp. (6,063) (2,329,768)
Targa Resources Corp. (23,066) (6,184,917)
Teledyne Technologies, Inc. (8,639) (5,761,349)
Tenaris SA (2) (84,021) (2,325,898)
Tenet Healthcare Corp. (4,107) (768,338)
Tesla, Inc. (4,872) (2,049,163)
Tetra Tech, Inc. (105,181) (3,038,679)
Texas Pacific Land Corp. (4,563) (1,996,951)
Thermo Fisher Scientific, Inc. (6,298) (3,157,565)
Thor Industries, Inc. (34,441) (2,588,586)
Toast, Inc., Class A (217,609) (6,053,882)
TPG, Inc. (39,764) (1,612,430)
Tractor Supply Co. (184,262) (5,824,522)
Trade Desk, Inc. (The), Class A (106,795) (1,930,854)
TransDigm Group, Inc. (3,849) (5,127,022)
TransUnion (53,507) (3,859,995)
Travel + Leisure Co. (2,606) (199,177)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (78.7)% (continued)
Trex Co., Inc. (12,384) (619,695)
Truist Financial Corp. (55,943) (2,787,080)
Twilio, Inc., Class A (36,682) (7,568,597)
Tyler Technologies, Inc. (27,572) (8,063,707)
Uber Technologies, Inc. (134,124) (9,678,388)
Ubiquiti, Inc. (2,288) (1,221,861)
UDR, Inc., REIT (75,451) (3,012,004)
UGI Corp. (19,572) (676,017)
U-Haul Holding Co. (19,956) (1,151,461)
UiPath, Inc., Class A (166,235) (1,806,974)
UL Solutions, Inc., Class A (13,217) (1,346,284)
Ulta Beauty, Inc. (6,747) (3,042,762)
UMB Financial Corp. (1,424) (203,290)
Union Pacific Corp. (20,366) (5,539,552)
United Airlines Holdings, Inc. (25,611) (3,482,840)
Universal Display Corp. (5,237) (453,472)
Universal Health Services, Inc.,
Class B (7,809) (1,161,120)
US Bancorp (34,305) (2,072,022)
US Foods Holding Corp. (25,389) (2,596,025)
Valley National Bancorp (99,557) (1,458,510)
Valvoline, Inc. (117,654) (4,652,039)
Ventas, Inc., REIT (14,116) (1,253,501)
Verisk Analytics, Inc., Class A (4,881) (876,286)
Versigent plc (15,194) (638,300)
Vertex Pharmaceuticals, Inc. (5,665) (2,813,975)
Visa, Inc., Class A (24,554) (8,424,232)
Visteon Corp. (13,758) (1,364,931)
Vistra Corp. (17,590) (2,790,302)
Vontier Corp. (96,610) (2,801,690)
Vulcan Materials Co. (636) (187,626)
Walmart, Inc. (37,501) (4,247,363)
Walt Disney Co. (The) (98,256) (9,457,140)
Waste Management, Inc. (13,662) (3,044,987)
Waters Corp. (8,272) (3,102,331)
Watsco, Inc. (487) (202,948)
Weatherford International plc (11,312) (921,928)
WEC Energy Group, Inc. (3,240) (378,335)
Welltower, Inc., REIT (62,917) (14,280,272)
West Pharmaceutical Services, Inc. (13,397) (4,809,523)
Western Digital Corp. (2,139) (1,366,222)
WEX, Inc. (26,462) (3,733,524)
Weyerhaeuser Co., REIT (17,893) (428,358)
Willis Towers Watson plc (19,548) (5,109,261)
WillScot Holdings Corp. (232,969) (6,723,485)
Wingstop, Inc. (21,431) (3,716,350)
Workday, Inc., Class A (43,819) (5,364,322)
Wynn Resorts Ltd. (6,488) (629,920)
Xcel Energy, Inc. (11,607) (932,042)
XPO, Inc. (19,500) (4,003,155)
Xylem, Inc. (54,343) (6,423,886)
YETI Holdings, Inc. (35,986) (1,783,466)
Yum! Brands, Inc. (44,717) (7,148,460)
Zebra Technologies Corp., Class A (1,889) (497,298)
Zillow Group, Inc., Class C (60,866) (1,918,496)
Zimmer Biomet Holdings, Inc. (5,708) (491,402)
Zoetis, Inc., Class A (89,622) (6,440,237)
INVESTMENTS SHARES VALUE ($)
United States - (78.7)% (continued)
Zscaler, Inc. (15,065) (2,126,425)
(1,282,642,103)
TOTAL COMMON STOCKS
(Proceeds $(2,089,449,317))                                                     (1,997,893,896)
PREFERRED STOCKS - (0.2)%
Germany - ( 0 .2 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (22,203) (1,108,459)
Sartorius AG (Preference) (2) (7,083) (1,858,216)
TOTAL PREFERRED STOCKS
(Proceeds $(3,460,361))                                                     (2,966,675)
NO. OF
RIGHTS
RIGHTS - 0.0%
United States - 0 .0%
Walgreens Boots Alliance, Inc.,
CVR (3)
(Proceeds $–) (7,453) –
TOTAL SHORT POSITIONS
(Proceeds $(2,092,909,678)) (2,000,860,571)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 65.8%
(Cost $720,643,894) 1,071,023,012
OTHER ASSETS IN EXCESS OF
LIABILITIES - 34.2%
‡
556,495,338
NET ASSETS - 100.0% 1,627,518,350
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (21,301,005) ( 1 .3 ) %
Consumer Discretionary (50,061,570) ( 3 .1 )
Consumer Staples (18,868,096) ( 1 .2 )
Energy (27,558,052) ( 1 .7 )
Financials 46,856,851 2 .9
Health Care (47,721,286) ( 2 .9 )
Industrials 41,028,370 2 .6
Information Technology 45,422,991 2 .8
Materials (34,608,698) ( 2 .2 )
Real Estate (14,941,005) ( 0 .9 )
Utilities 12,927,125 0 .8
Investment Companies 284,620,035 17 .5
U.S. Treasury Obligations 855,227,352 52 .5
Total Investments In Securities
At Value 1,071,023,012 65 .8
Other Assets in Excess of
Liabilities ‡ 556,495,338 34 .2
Net Assets
$ 1,627,518,350 100 .0%

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2026 amounted to $1,903,071,444, which is inclusive of rehypothecated amounts disclosed below. Additional securities sold but not yet settled totaling $202,682 were also segregated. In addition, $382,056,377 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated. Total value of all such securities at June 30, 2026 amounted to $320,521,007.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2026 amounted to $15,244,050 of investments in securities and $(19,335,805) of securities sold short, which represents 0.94% and (1.19)% of net assets of the Fund, respectively.
(d) Represents 7-day effective yield as of June 30, 2026.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 5).
Credit default swap contracts outstanding - buy protection as of June 30, 2026:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
46.V2 5 .00 % Quarterly 6/20/2031 3 .04 % USD 16,019,000 $ (1,273,101) $ (28,271) $ (1,301,372)
Markit CDX North America
High Yield Index Series
46.V2 5 .00 Quarterly 6/20/2031 3 .04 USD 16,019,000 (1,273,100) (28,272) (1,301,372)
$ (2,546,201) $ (56,543) $ (2,602,744)
Credit default swap contracts outstanding - sell protection as of June 30, 2026 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 45.V1 5 .00 % Quarterly 6/20/2031 2 .45 % EUR 18,161,000 $ 1,985,117 $ 315,667 $ 2,300,784
iTraxx Europe Crossover
Index Series 45.V1 5 .00 Quarterly 6/20/2031 2 .45 EUR 18,161,000 1,985,181 315,602 2,300,783
iTraxx Europe Main Index
Series 45.V1 1 .00 Quarterly 6/20/2031 0 .52 EUR 456,000 11,742 491 12,233
iTraxx Europe Main Index
Series 45.V1 1 .00 Quarterly 6/20/2031 0 .52 EUR 456,000 11,742 491 12,233
Markit CDX North America
Investment Grade Index
Series 46.V1 1 .00 Quarterly 6/20/2031 0 .51 USD 57,180,000 1,236,416 33,402 1,269,818
Markit CDX North America
Investment Grade Index
Series 46.V1 1 .00 Quarterly 6/20/2031 0 .51 USD 57,180,000 1,236,416 33,402 1,269,818
6,466,614 699,055 7,165,669
Markit CDX North America
Emerging Markets Index
Series 45.V1 1 .00 % Quarterly 6/20/2031 1 .41 % USD 5,564,000 $ (171,651) $ 74,766 $ (96,885)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Emerging Markets Index
Series 45.V1 1 .00 % Quarterly 6/20/2031 1 .41 % USD 5,564,000 $ (171,651) $ 74,766 $ (96,885)
(343,302) 149,532 (193,770)
$ 6,123,312 $ 848,587 $ 6,971,899
Forward effective interest rate swap contracts outstanding as of June 30, 2026:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CLICP Semi 4.50% Semi 12/18/2028 CLP 5,190,000,000 $ (4,183) $ 6,433 $ 2,250
Pay 1D CLICP Semi 4.50% Semi 12/18/2028 CLP 5,190,000,000 (4,183) 6,433 2,250
Pay 1D CLICP Semi 5.00% Semi 12/16/2031 CLP 1,585,000,000 16,239 278 16,517
Pay 1D CLICP Semi 5.00% Semi 12/16/2031 CLP 1,585,000,000 16,239 278 16,517
Pay 1D CORRA Semi 3.00% Semi 9/17/2031 CAD 170,300,000 (708,027) 1,354,599 646,572
Pay 1D CORRA Semi 3.00% Semi 9/17/2031 CAD 170,300,000 (708,500) 1,355,053 646,553
Pay 1D MIBOR Semi 6.50% Semi 12/18/2028 INR 110,000,000 8,453 102 8,555
Pay 1D MIBOR Semi 6.50% Semi 12/18/2028 INR 110,000,000 8,453 102 8,555
Pay 1D SARON Annual 0.50% Annual 12/20/2028 CHF 1,200,000 10,867 (33) 10,834
Pay 1D SARON Annual 0.50% Annual 12/20/2028 CHF 1,200,000 11,349 (33) 11,316
Pay 1D SARON Annual 0.50% Annual 9/17/2031 CHF 48,400,000 24,516 606,093 630,609
Pay 1D SARON Annual 0.50% Annual 9/17/2031 CHF 48,400,000 23,807 606,802 630,609
Pay 1D SHIRON Annual 3.00% Annual 12/20/2028 ILS 53,500,000 (1,895) 7,631 5,736
Pay 1D SHIRON Annual 3.00% Annual 12/20/2028 ILS 53,500,000 (1,942) 7,678 5,736
Pay 1D SHIRON Annual 3.50% Annual 9/17/2031 ILS 3,200,000 1,129 17,630 18,759
Pay 1D SHIRON Annual 3.50% Annual 9/17/2031 ILS 3,300,000 1,086 18,259 19,345
Pay 1D SHIRON Annual 3.50% Annual 12/17/2031 ILS 13,600,000 67,907 8,906 76,813
Pay 1D SHIRON Annual 3.50% Annual 12/17/2031 ILS 13,600,000 67,930 8,883 76,813
Pay 1D SOFR Annual 4.00% Annual 12/20/2028 USD 78,400,000 30,516 (1,843) 28,673
Pay 1D SOFR Annual 4.00% Annual 12/20/2028 USD 78,400,000 30,819 (2,146) 28,673
Pay 1D SOFR Annual 4.50% Annual 9/20/2056 USD 7,400,000 265,006 121,438 386,444
Pay 1D SOFR Annual 4.50% Annual 9/20/2056 USD 7,500,000 268,587 123,079 391,666
Pay 1D SONIA Annual 4.50% Annual 12/17/2036 GBP 12,400,000 43,385 74,906 118,291
Pay 1D SONIA Annual 4.50% Annual 12/17/2036 GBP 12,400,000 42,301 75,395 117,696
Pay 1D SONIA Annual 5.00% Annual 9/20/2056 GBP 15,100,000 160,315 499,243 659,558
Pay 1D SONIA Annual 5.00% Annual 9/20/2056 GBP 15,100,000 146,187 513,371 659,558
Pay 1D SONIA Annual 5.00% Annual 12/20/2056 GBP 2,300,000 63,657 29,663 93,320
Pay 1D SONIA Annual 5.00% Annual 12/20/2056 GBP 2,300,000 63,657 29,663 93,320
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/13/2028 MXN 64,500,000 9,455 7,497 16,952
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/13/2028 MXN 64,500,000 9,455 7,497 16,952
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/13/2028 MXN 245,500,000 21,418 1,969 23,387
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/13/2028 MXN 245,500,000 21,418 1,969 23,387
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/10/2031 MXN 35,200,000 (7,354) 27,462 20,108
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/10/2031 MXN 35,200,000 (7,354) 27,462 20,108
Pay 1D TIIEOIS Monthly 8.00% Monthly 12/10/2031 MXN 76,500,000 37,703 (11,594) 26,109
Pay 1D TIIEOIS Monthly 8.00% Monthly 12/10/2031 MXN 76,500,000 37,703 (11,594) 26,109
Pay 1D TONAR Annual 3.50% Annual 9/19/2046 JPY 1,720,000,000 520,814 (101,668) 419,146
Pay 1D TONAR Annual 3.50% Annual 9/19/2046 JPY 1,720,100,000 520,844 (101,674) 419,170
Pay 1D TONAR Annual 3.50% Annual 12/19/2046 JPY 2,069,900,000 533,604 (116,358) 417,246
Pay 1D TONAR Annual 3.50% Annual 12/19/2046 JPY 2,069,900,000 533,477 (116,231) 417,246
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/18/2028 CNY 120,000,000 935 32,800 33,735

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/18/2028 CNY 120,000,000 $ 935 $ 32,800 $ 33,735
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/18/2028 CNY 307,000,000 54,925 30,338 85,263
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/18/2028 CNY 307,000,000 54,925 30,338 85,263
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/16/2031 CNY 43,000,000 (32,688) 43,140 10,452
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/16/2031 CNY 43,000,000 (32,688) 43,140 10,452
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/16/2031 CNY 112,500,000 (17,189) 37,736 20,547
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/16/2031 CNY 112,500,000 (17,189) 37,736 20,547
Pay 3M BBR Qtrly 4.50% Qtrly 12/07/2028 AUD 131,800,000 15,641 177,158 192,799
Pay 3M BBR Qtrly 4.50% Qtrly 12/07/2028 AUD 131,900,000 15,928 177,017 192,945
Pay 3M BBR Qtrly 4.00% Semi 9/10/2031 NZD 2,700,000 (28,562) 48,543 19,981
Pay 3M BBR Qtrly 4.00% Semi 9/10/2031 NZD 2,700,000 (28,562) 48,543 19,981
Pay 3M BBR Qtrly 4.50% Semi 9/10/2036 NZD 4,700,000 92,625 6,710 99,335
Pay 3M BBR Qtrly 4.50% Semi 9/10/2036 NZD 4,600,000 90,799 6,423 97,222
Pay 3M BBR Qtrly 4.50% Semi 12/10/2036 NZD 1,400,000 25,186 1,122 26,308
Pay 3M BBR Qtrly 4.50% Semi 12/10/2036 NZD 1,300,000 23,173 1,246 24,419
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/20/2028 ZAR 63,000,000 17,326 (5,744) 11,582
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/20/2028 ZAR 63,000,000 17,326 (5,744) 11,582
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/17/2031 ZAR 1,100,000 (274) 507 233
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/17/2031 ZAR 1,100,000 (274) 507 233
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/17/2031 ZAR 38,000,000 13,361 (7,710) 5,651
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/17/2031 ZAR 38,000,000 13,361 (7,710) 5,651
Pay 3M STIBOR Qtrly 3.00% Annual 9/17/2036 SEK 11,700,000 26,620 (2,910) 23,710
Pay 3M STIBOR Qtrly 3.00% Annual 9/17/2036 SEK 11,700,000 26,620 (2,910) 23,710
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 27,100,000 22,339 194,273 216,612
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 27,100,000 23,242 193,231 216,473
Pay 6M BBR Semi 5.00% Semi 12/11/2036 AUD 56,000,000 43,222 365,071 408,293
Pay 6M BBR Semi 5.00% Semi 12/11/2036 AUD 56,000,000 44,746 363,706 408,452
Pay 6M BUBOR Semi 5.00% Annual 12/20/2028 HUF 2,635,000,000 17,988 (13) 17,975
Pay 6M BUBOR Semi 5.00% Annual 12/20/2028 HUF 2,635,000,000 17,988 (13) 17,975
Pay 6M BUBOR Semi 5.00% Annual 9/17/2031 HUF 381,900,000 7,241 6,513 13,754
Pay 6M BUBOR Semi 5.00% Annual 9/17/2031 HUF 381,900,000 7,241 6,513 13,754
Pay 6M BUBOR Semi 5.00% Annual 12/17/2031 HUF 1,110,000,000 44,467 5,854 50,321
Pay 6M BUBOR Semi 5.00% Annual 12/17/2031 HUF 1,110,000,000 44,467 5,854 50,321
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 103,400,000 487,874 134,373 622,247
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 103,500,000 489,249 133,598 622,847
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2028 EUR 98,500,000 388,027 197,209 585,236
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2028 EUR 98,500,000 387,598 197,638 585,236
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 16,800,000 48,153 66,520 114,673
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 16,800,000 46,932 67,540 114,472
Pay 6M EURIBOR Semi 3.00% Annual 12/17/2036 EUR 15,800,000 (65,368) 145,786 80,418
Pay 6M EURIBOR Semi 3.00% Annual 12/17/2036 EUR 15,800,000 (65,977) 146,396 80,419
Pay 6M NIBOR Semi 4.50% Annual 9/17/2031 NOK 376,300,000 (47,750) 129,653 81,903
Pay 6M NIBOR Semi 4.50% Annual 9/17/2031 NOK 376,300,000 (47,750) 129,653 81,903
Receive 1D SARON Annual 0.50% Annual 9/17/2036 CHF 13,500,000 245,524 (148,595) 96,929
Receive 1D SARON Annual 0.50% Annual 9/17/2036 CHF 13,600,000 247,325 (150,683) 96,642
Receive 1D SARON Annual 0.50% Annual 12/17/2036 CHF 500,000 5,414 (894) 4,520
Receive 1D SARON Annual 0.50% Annual 12/17/2036 CHF 500,000 3,469 740 4,209
Receive 1D SOFR Annual 4.00% Annual 9/20/2028 USD 187,200,000 (179,524) 284,067 104,543
Receive 1D SOFR Annual 4.00% Annual 9/20/2028 USD 187,200,000 (179,466) 284,009 104,543
Receive 1D SOFR Annual 4.00% Annual 9/17/2036 USD 35,300,000 253,976 (91,380) 162,596

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D SOFR Annual 4.00% Annual 9/17/2036 USD 35,300,000 $ 252,605 $ (90,009) $ 162,596
Receive 1D SOFR Annual 4.00% Annual 12/17/2036 USD 21,600,000 157,146 (56,699) 100,447
Receive 1D SOFR Annual 4.00% Annual 12/17/2036 USD 21,500,000 156,783 (56,325) 100,458
Receive 1D SONIA Annual 4.00% Annual 9/20/2028 GBP 64,800,000 108,455 (44,574) 63,881
Receive 1D SONIA Annual 4.00% Annual 9/20/2028 GBP 64,800,000 108,224 (44,343) 63,881
Receive 1D SONIA Annual 4.00% Annual 12/20/2028 GBP 34,400,000 88,034 (60,102) 27,932
Receive 1D SONIA Annual 4.00% Annual 12/20/2028 GBP 34,300,000 87,018 (59,503) 27,515
Receive 1D SONIA Annual 4.00% Annual 9/17/2031 GBP 23,500,000 249,240 (120,672) 128,568
Receive 1D SONIA Annual 4.00% Annual 9/17/2031 GBP 23,600,000 250,300 (121,482) 128,818
Receive 1D SONIA Annual 4.00% Annual 12/17/2031 GBP 28,900,000 296,359 (74,490) 221,869
Receive 1D SONIA Annual 4.00% Annual 12/17/2031 GBP 28,900,000 295,691 (73,533) 222,158
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 62,534,600,000 261,288 (136,849) 124,439
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 62,534,600,000 261,285 (136,845) 124,440
Receive 1D TONAR Annual 1.50% Annual 12/20/2028 JPY 73,992,200,000 1,312,002 (196,309) 1,115,693
Receive 1D TONAR Annual 1.50% Annual 12/20/2028 JPY 73,992,200,000 1,311,994 (196,300) 1,115,694
Receive 1D TONAR Annual 2.50% Annual 9/17/2036 JPY 3,717,200,000 161,152 6,005 167,157
Receive 1D TONAR Annual 2.50% Annual 9/17/2036 JPY 3,717,200,000 161,152 6,005 167,157
Receive 1D TONAR Annual 2.50% Annual 12/17/2036 JPY 1,093,700,000 60,864 27,429 88,293
Receive 1D TONAR Annual 2.50% Annual 12/17/2036 JPY 1,093,800,000 60,878 27,419 88,297
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/18/2028 TWD 4,100,000 (107) 787 680
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/18/2028 TWD 4,100,000 (107) 787 680
Receive 3M TWCPBA Qtrly 2.00% Qtrly 12/18/2028 TWD 43,500,000 6,561 (6,105) 456
Receive 3M TWCPBA Qtrly 2.00% Qtrly 12/18/2028 TWD 43,500,000 6,561 (6,105) 456
10,451,143 7,060,482 17,511,625
Pay 1D SHIRON Annual 3.00% Annual 9/20/2028 ILS 15,300,000 (4,487) 3,762 (725)
Pay 1D SHIRON Annual 3.00% Annual 9/20/2028 ILS 15,300,000 (4,487) 3,762 (725)
Pay 1D TONAR Annual 2.00% Annual 9/17/2031 JPY 10,110,500,000 (322,161) 320,667 (1,494)
Pay 1D TONAR Annual 2.00% Annual 9/17/2031 JPY 10,110,500,000 (322,161) 320,666 (1,495)
Pay 1D TONAR Annual 2.00% Annual 12/17/2031 JPY 7,801,400,000 (212,075) 21,257 (190,818)
Pay 1D TONAR Annual 2.00% Annual 12/17/2031 JPY 7,801,500,000 (212,127) 21,309 (190,818)
Pay 3M BBR Qtrly 3.50% Semi 12/13/2028 NZD 2,700,000 (3,466) 2,836 (630)
Pay 3M BBR Qtrly 3.50% Semi 12/13/2028 NZD 2,800,000 (3,595) 2,942 (653)
Pay 3M STIBOR Qtrly 2.50% Annual 9/17/2031 SEK 18,100,000 (532) (911) (1,443)
Pay 3M STIBOR Qtrly 2.50% Annual 9/17/2031 SEK 18,100,000 (532) (911) (1,443)
Pay 6M BBR Semi 5.00% Semi 9/13/2046 AUD 9,100,000 (172,948) 144,666 (28,282)
Pay 6M BBR Semi 5.00% Semi 9/13/2046 AUD 9,100,000 (173,168) 144,886 (28,282)
Pay 6M BBR Semi 5.00% Semi 12/13/2046 AUD 500,000 (348) (1,363) (1,711)
Pay 6M BBR Semi 5.00% Semi 12/13/2046 AUD 400,000 (278) (1,091) (1,369)
Pay 6M BUBOR Semi 5.00% Annual 9/20/2028 HUF 413,500,000 (4,703) 3,865 (838)
Pay 6M BUBOR Semi 5.00% Annual 9/20/2028 HUF 413,500,000 (4,703) 3,865 (838)
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2056 EUR 4,200,000 (213,326) 136,671 (76,655)
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2056 EUR 4,200,000 (211,018) 134,363 (76,655)
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2056 EUR 600,000 (22,162) 10,954 (11,208)
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2056 EUR 600,000 (22,017) 10,809 (11,208)
Receive 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 361,300,000 (486,332) (915,900) (1,402,232)
Receive 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 361,400,000 (485,352) (917,340) (1,402,692)
Receive 1D CORRA Semi 3.00% Semi 12/20/2028 CAD 64,000,000 (100,843) (79,597) (180,440)
Receive 1D CORRA Semi 3.00% Semi 12/20/2028 CAD 63,900,000 (100,518) (79,640) (180,158)
Receive 1D CORRA Semi 3.00% Semi 12/17/2031 CAD 2,900,000 1,827 (8,969) (7,142)
Receive 1D CORRA Semi 3.00% Semi 12/17/2031 CAD 2,900,000 1,827 (8,969) (7,142)
Receive 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 46,100,000 (580,610) (372,856) (953,466)
Receive 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 46,100,000 (581,051) (372,342) (953,393)
Receive 1D CORRA Semi 3.50% Semi 12/17/2036 CAD 2,000,000 (24,788) (11,844) (36,632)
Receive 1D CORRA Semi 3.50% Semi 12/17/2036 CAD 1,900,000 (22,592) (12,207) (34,799)
Receive 1D IBR Qtrly 11.00% Qtrly 12/18/2028 COP 3,806,100,000 1,295 (8,069) (6,774)
Receive 1D IBR Qtrly 11.00% Qtrly 12/18/2028 COP 3,806,100,000 1,295 (8,069) (6,774)
Receive 1D IBR Qtrly 11.00% Qtrly 12/16/2031 COP 274,700,000 (1,113) (2,210) (3,323)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D IBR Qtrly 11.00% Qtrly 12/16/2031 COP 274,700,000 $ (1,113) $ (2,210) $ (3,323)
Receive 1D MIBOR Semi 6.50% Semi 12/16/2031 INR 5,500,000 (190) (930) (1,120)
Receive 1D MIBOR Semi 6.50% Semi 12/16/2031 INR 5,500,000 (190) (930) (1,120)
Receive 1D SARON Annual 0.50% Annual 9/20/2028 CHF 159,400,000 (1,489,633) (56,299) (1,545,932)
Receive 1D SARON Annual 0.50% Annual 9/20/2028 CHF 159,500,000 (1,490,612) (56,471) (1,547,083)
Receive 1D SOFR Annual 4.00% Annual 9/17/2031 USD 17,700,000 (96,396) (85,124) (181,520)
Receive 1D SOFR Annual 4.00% Annual 9/17/2031 USD 17,600,000 (95,852) (85,123) (180,975)
Receive 1D SOFR Annual 4.00% Annual 12/17/2031 USD 31,800,000 (161,647) (5,788) (167,435)
Receive 1D SOFR Annual 4.00% Annual 12/17/2031 USD 31,800,000 (160,884) (6,551) (167,435)
Receive 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 17,100,000 35,227 (269,240) (234,013)
Receive 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 17,200,000 29,901 (266,028) (236,127)
Receive 1D SORA Semi 2.00% Semi 12/20/2028 SGD 1,500,000 (5,191) (3,149) (8,340)
Receive 1D SORA Semi 2.00% Semi 12/20/2028 SGD 1,500,000 (5,191) (3,149) (8,340)
Receive 1D SORA Semi 2.00% Semi 9/17/2031 SGD 900,000 1,736 (6,354) (4,618)
Receive 1D SORA Semi 2.00% Semi 9/17/2031 SGD 900,000 1,885 (6,503) (4,618)
Receive 1D SORA Semi 2.00% Semi 12/17/2031 SGD 1,300,000 3,355 (7,453) (4,098)
Receive 1D SORA Semi 2.00% Semi 12/17/2031 SGD 1,400,000 3,675 (8,089) (4,414)
Receive 1D THOR Qtrly 1.50% Qtrly 9/18/2028 THB 154,500,000 (7,654) (9,972) (17,626)
Receive 1D THOR Qtrly 1.50% Qtrly 9/18/2028 THB 154,500,000 (7,654) (9,972) (17,626)
Receive 1D THOR Qtrly 1.50% Qtrly 12/18/2028 THB 212,500,000 14,023 (29,028) (15,005)
Receive 1D THOR Qtrly 1.50% Qtrly 12/18/2028 THB 212,500,000 14,023 (29,028) (15,005)
Receive 1D THOR Qtrly 2.00% Qtrly 9/16/2031 THB 80,600,000 (23,322) (20,013) (43,335)
Receive 1D THOR Qtrly 2.00% Qtrly 9/16/2031 THB 80,600,000 (23,322) (20,013) (43,335)
Receive 1D THOR Qtrly 2.00% Qtrly 12/16/2031 THB 147,000,000 (8,391) (58,701) (67,092)
Receive 1D THOR Qtrly 2.00% Qtrly 12/16/2031 THB 147,000,000 (8,392) (58,700) (67,092)
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 158,800,000 355,072 (521,690) (166,618)
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 158,900,000 355,118 (521,859) (166,741)
Receive 3M BBR Qtrly 3.50% Semi 9/13/2028 NZD 29,400,000 (10,012) (12,284) (22,296)
Receive 3M BBR Qtrly 3.50% Semi 9/13/2028 NZD 29,300,000 (9,978) (12,242) (22,220)
Receive 3M BBR Qtrly 4.00% Semi 12/10/2031 NZD 200,000 166 (1,315) (1,149)
Receive 3M BBR Qtrly 4.00% Semi 12/10/2031 NZD 200,000 166 (1,315) (1,149)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 9/20/2028 KRW 38,660,700,000 (45,443) (35,534) (80,977)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 9/20/2028 KRW 38,660,700,000 (45,443) (35,535) (80,978)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/20/2028 KRW 8,350,000,000 13,209 (21,041) (7,832)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/20/2028 KRW 8,350,000,000 13,209 (21,041) (7,832)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 9/17/2031 KRW 17,259,400,000 (5,929) (39,152) (45,081)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 9/17/2031 KRW 17,259,400,000 (5,929) (39,152) (45,081)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/17/2031 KRW 4,800,000,000 19,196 (26,173) (6,977)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/17/2031 KRW 4,800,000,000 19,196 (26,173) (6,977)
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/20/2028 HKD 113,500,000 (55,807) 46,673 (9,134)
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/20/2028 HKD 113,600,000 (55,857) 46,715 (9,142)
Receive 3M HIBOR Qtrly 3.50% Qtrly 12/20/2028 HKD 22,000,000 (9,750) 8,197 (1,553)
Receive 3M HIBOR Qtrly 3.50% Qtrly 12/20/2028 HKD 21,900,000 (9,719) 8,173 (1,546)
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/17/2031 HKD 25,500,000 (14,049) (7,856) (21,905)
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/17/2031 HKD 25,500,000 (14,049) (7,856) (21,905)
Receive 3M HIBOR Qtrly 3.50% Qtrly 12/17/2031 HKD 4,100,000 (1,658) (1,625) (3,283)
Receive 3M HIBOR Qtrly 3.50% Qtrly 12/17/2031 HKD 4,000,000 (1,617) (1,586) (3,203)
Receive 3M STIBOR Qtrly 2.50% Annual 9/20/2028 SEK 147,900,000 14,045 (64,050) (50,005)
Receive 3M STIBOR Qtrly 2.50% Annual 9/20/2028 SEK 147,900,000 14,110 (64,111) (50,001)
Receive 3M STIBOR Qtrly 2.50% Annual 12/20/2028 SEK 44,200,000 2,817 (13,620) (10,803)
Receive 3M STIBOR Qtrly 2.50% Annual 12/20/2028 SEK 44,200,000 2,817 (13,620) (10,803)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2031 TWD 24,900,000 (8,493) (3,937) (12,430)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2031 TWD 24,900,000 (8,493) (3,937) (12,430)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 12/16/2031 TWD 24,000,000 (4,332) (6,439) (10,771)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 12/16/2031 TWD 24,000,000 (4,332) (6,439) (10,771)
Receive 6M BBR Semi 5.00% Semi 9/11/2031 AUD 25,000,000 (143,134) (129,420) (272,554)
Receive 6M BBR Semi 5.00% Semi 9/11/2031 AUD 25,000,000 (143,182) (129,372) (272,554)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M BBR Semi 5.00% Semi 12/11/2031 AUD 211,100,000 $ (1,470,765) $ (815,028) $ (2,285,793)
Receive 6M BBR Semi 5.00% Semi 12/11/2031 AUD 211,200,000 (1,471,277) (815,690) (2,286,967)
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2031 EUR 98,800,000 (852,257) (460,491) (1,312,748)
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2031 EUR 98,900,000 (853,689) (460,487) (1,314,176)
Receive 6M EURIBOR Semi 3.00% Annual 12/17/2031 EUR 75,200,000 (615,863) (336,839) (952,702)
Receive 6M EURIBOR Semi 3.00% Annual 12/17/2031 EUR 75,100,000 (616,273) (335,064) (951,337)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 539,400,000 (228,581) 46,203 (182,378)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 539,400,000 (228,585) 46,207 (182,378)
Receive 6M NIBOR Semi 5.00% Annual 12/20/2028 NOK 923,100,000 (197,175) (224,021) (421,196)
Receive 6M NIBOR Semi 5.00% Annual 12/20/2028 NOK 923,200,000 (197,236) (224,006) (421,242)
Receive 6M NIBOR Semi 4.50% Annual 12/17/2031 NOK 62,900,000 3,643 (30,310) (26,667)
Receive 6M NIBOR Semi 4.50% Annual 12/17/2031 NOK 62,900,000 3,643 (30,310) (26,667)
Receive 6M NIBOR Semi 4.50% Annual 9/17/2036 NOK 136,600,000 (73,311) (187,353) (260,664)
Receive 6M NIBOR Semi 4.50% Annual 9/17/2036 NOK 136,600,000 (73,430) (187,234) (260,664)
Receive 6M NIBOR Semi 4.50% Annual 12/17/2036 NOK 61,100,000 (82,875) (44,575) (127,450)
Receive 6M NIBOR Semi 4.50% Annual 12/17/2036 NOK 61,100,000 (82,875) (44,575) (127,450)
Receive 6M PRIBOR Semi 4.50% Annual 9/20/2028 CZK 161,100,000 3,579 (60,151) (56,572)
Receive 6M PRIBOR Semi 4.50% Annual 9/20/2028 CZK 161,100,000 3,578 (60,150) (56,572)
Receive 6M PRIBOR Semi 4.50% Annual 9/17/2031 CZK 60,500,000 (569) (47,619) (48,188)
Receive 6M PRIBOR Semi 4.50% Annual 9/17/2031 CZK 60,500,000 (569) (47,619) (48,188)
Receive 6M PRIBOR Semi 4.50% Annual 12/17/2031 CZK 5,500,000 509 (4,702) (4,193)
Receive 6M PRIBOR Semi 4.50% Annual 12/17/2031 CZK 5,500,000 509 (4,702) (4,193)
Receive 6M WIBOR Semi 4.00% Annual 9/20/2028 PLN 29,500,000 (10,042) (10,674) (20,716)
Receive 6M WIBOR Semi 4.00% Annual 9/20/2028 PLN 29,500,000 (10,042) (10,674) (20,716)
Receive 6M WIBOR Semi 4.50% Annual 9/17/2031 PLN 11,000,000 17,281 (85,071) (67,790)
Receive 6M WIBOR Semi 4.50% Annual 9/17/2031 PLN 10,900,000 15,485 (82,659) (67,174)
(14,574,330) (8,796,036) (23,370,366)
$ (4,123,187) $ (1,735,554) $ (5,858,741)
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2026 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.34%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.43%
1 Day Colombia Overnight Interbank Rate (“IBR”): 10.54%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 6.63%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 5.50%
1 Day Secured Overnight Financing Rate (“SOFR”): 3.68%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 3.75%
1 Day Singapore Overnight Rate Average (“SORA”): 1.19%
1 Day Sterling Overnight Index Average (“SONIA”): 3.73%
1 Day Swiss Average Rate Overnight (“SARON”): -0.04%
1 Day Thailand Overnight Repo Rate (“THOR”): 0.99%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.96%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 1.54%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.46%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 2.97%

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 6.99%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.92%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.97%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.80%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 5.62%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.57%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.81%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.89%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 3.80%
Total return swap contracts outstanding as of June 30, 2026 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
KOSPI 200 Index
September Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 09/10/2026 KRW 14,196,250,000 $ 1,043,769
Swiss Market Index
September Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
Monthly MLIN 09/18/2026 CHF 46,063,080 1,722,669
TAIEX Index July
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MLIN 07/15/2026 TWD 187,116,000 142,977
Total unrealized appreciation 2,909,415
Amsterdam
Exchange Index July
Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination GSIN 07/17/2026 EUR (25,102,632) (114,239)
HSCEI July Futures Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MLIN 07/30/2026 HKD 36,158,400 (43,984)
iBovespa Index
August Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 08/12/2026 BRL 33,424,819 (5,803)
Total unrealized depreciation (164,026)
Net unrealized appreciation $ 2,745,389
Futures contracts outstanding as of June 30, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 236 7/2026 USD $ 17,216,200 $ (1,112,588)
CAC 40 10 Euro Index 177 7/2026 EUR 17,008,401 (79,895)
CBOE Volatility Index 35 7/2026 USD 628,275 (7,283)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Hang Seng Index 137 7/2026 HKD $ 19,954,729 $ (287,797)
HSCEI 411 7/2026 HKD 19,738,125 (185,662)
IFSC NIFTY 50 Index 548 7/2026 USD 26,308,932 (97,629)
MSCI Singapore Index 842 7/2026 SGD 31,138,543 (72,995)
Natural Gas 5 7/2026 EUR 184,658 8,081
Natural Gas 20 7/2026 GBP 858,996 42,442
Natural Gas 1,904 7/2026 USD 62,356,000 1,105,153
NY Harbor ULSD 264 7/2026 USD 35,804,261 (2,816,236)
OMXS30 Index 354 7/2026 SEK 11,744,811 205,969
Rapeseed 24 7/2026 EUR 692,758 (24,714)
RBOB Gasoline 537 7/2026 USD 65,291,575 (249,065)
SGX FTSE China A50 Index 4,085 7/2026 USD 63,374,690 555,415
SGX FTSE Taiwan Index 200 7/2026 USD 32,344,000 379,819
WTI Crude Oil 120 7/2026 USD 8,340,000 (2,240,300)
100 oz Gold 354 8/2026 USD 142,962,900 (14,136,129)
Ethanol 5 8/2026 USD 395,325 10,308
Feeder Cattle 11 8/2026 USD 2,005,300 2,425
French Base Electricity 16 8/2026 EUR 817,451 118,985
Italian Base Electricity 4 8/2026 EUR 451,910 12,867
Lean Hogs 398 8/2026 USD 15,633,440 332,908
Live Cattle 282 8/2026 USD 27,345,540 (267,083)
LNG Japan/Korea Marker 3 8/2026 USD 482,220 (16,828)
Low Sulphur Gasoil 692 8/2026 USD 63,041,200 (3,262,312)
Phelix De Base Electricity 25 8/2026 EUR 2,223,847 147,824
Australia 10 Year Bond 547 9/2026 AUD 41,494,829 (12,312)
Australia 3 Year Bond 206 9/2026 AUD 14,905,389 (9,213)
Coffee 'C' 530 9/2026 USD 58,919,438 10,001,460
Copper 93 9/2026 USD 14,540,550 154,661
Corn 356 9/2026 USD 7,418,150 (65,565)
Crude Oil 21 9/2026 USD 1,465,338 1,883
DJIA CBOT E-Mini Index 76 9/2026 USD 20,014,600 250,388
Euro STOXX 50 Index 129 9/2026 EUR 9,368,452 70,902
EURO STOXX 50 Volatility Index 1 9/2026 EUR 2,257 (229)
Euro-Bund 35 9/2026 EUR 5,086,055 (9,939)
Fcoj-a 5 9/2026 USD 123,938 7,683
French Base Electricity 2 9/2026 EUR 458,510 (33,373)
FTSE 100 Index 651 9/2026 GBP 91,027,850 253,855
FTSE/JSE Top 40 Index 159 9/2026 ZAR 9,960,603 (201,262)
FTSE/MIB Index 62 9/2026 EUR 18,376,207 (170,506)
Gasoil 6 9/2026 USD 681,474 7,052
Gasoline 1 9/2026 USD 856,915 (7,365)
Italian Base Electricity 1 9/2026 EUR 341,523 (18,278)
Jet Fuel 3 9/2026 USD 338,037 2,548
KC HRW Wheat 42 9/2026 USD 1,313,025 10,680
KOSPI 200 Index 29 9/2026 KRW 6,481,153 (25,517)
LME Aluminum Base Metal 793 9/2026 USD 61,188,871 (8,805,510)
LME Copper Base Metal 279 9/2026 USD 93,328,639 (2,635,211)
LME Lead Base Metal 19 9/2026 USD 886,930 (56,029)
LME Nickel Base Metal 232 9/2026 USD 22,628,380 (3,537,730)
LME Zinc Base Metal 502 9/2026 USD 44,783,671 98,162
MSCI EAFE Index 210 9/2026 USD 33,025,650 (30,849)
MSCI Emerging Markets Index 285 9/2026 USD 25,041,525 (208,386)
NASDAQ 100 E-Mini Index 31 9/2026 USD 18,924,570 301,656
Nikkei 225 Index 93 9/2026 JPY 40,146,806 2,097,439
Palladium 9 9/2026 USD 1,089,810 (97,097)
Phelix De Base Electricity 7 9/2026 EUR 2,043,660 (97,398)
Robusta Coffee 59 9/2026 USD 2,158,220 221,807

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Russell 2000 E-Mini Index 89 9/2026 USD $ 13,552,920 $ 107,388
S&P 500 E-Mini Index 68 9/2026 USD 25,664,050 18,902
S&P Midcap 400 E-Mini Index 37 9/2026 USD 14,374,500 258,510
S&P/TSX 60 Index 229 9/2026 CAD 66,385,376 (118,762)
Silver 138 9/2026 USD 41,346,180 (3,111,857)
Sugar No. 11 68 9/2026 USD 1,128,691 (3,632)
TOPIX Index 230 9/2026 JPY 56,624,742 669,477
Wheat 291 9/2026 USD 8,573,588 (196,848)
White Sugar 21 9/2026 USD 490,560 15,798
Platinum 10 10/2026 USD 782,900 (91,706)
Rapeseed 24 10/2026 EUR 703,042 (7,421)
Canola 6 11/2026 CAD 62,215 110
Soybean 1,190 11/2026 USD 68,053,125 113,388
90-Day Australian Bank Bill 1,158 12/2026 AUD 792,846,221 36,403
ECX Emission 22 12/2026 EUR 2,014,998 (9,757)
Soybean Meal 193 12/2026 USD 5,849,830 (33,090)
Soybean Oil 849 12/2026 USD 33,289,290 (2,110,043)
3 Month CORRA 320 3/2027 CAD 55,008,637 (9,791)
3 Month SARON 80 3/2027 CHF 24,748,762 (2,680)
90-Day Australian Bank Bill 823 3/2027 AUD 563,523,465 12,563
3 Month CORRA 127 6/2027 CAD 21,797,973 (3,174)
3 Month SARON 44 9/2027 CHF 13,598,205 (152)
90-Day Australian Bank Bill 356 9/2027 AUD 243,837,146 3,857
3 Month Euro Euribor 98 9/2028 EUR 27,281,260 33,078
3 Month SOFR 11 12/2028 USD 2,645,500 969
3 Month SONIA 33 12/2028 GBP 10,510,408 18,877
Total of long contracts (28,885,506)
Short Contracts
EURO STOXX 50 Volatility Index (155) 7/2026 EUR (311,701) 28,618
IBEX 35 Index (8) 7/2026 EUR (1,773,004) (6,680)
CBOE Volatility Index (94) 8/2026 USD (1,781,206) 60,503
EURO STOXX 50 Volatility Index (59) 8/2026 EUR (127,748) 10,408
SGX IODEX Iron Ore (113) 8/2026 USD (1,118,474) (11,917)
Canada 10 Year Bond (404) 9/2026 CAD (34,487,770) (372,464)
CBOE Volatility Index (113) 9/2026 USD (2,226,789) 57,790
Cocoa (115) 9/2026 USD (5,839,700) (1,380,323)
Cocoa (210) 9/2026 GBP (10,632,425) (2,536,023)
Crude Palm Oil (58) 9/2026 MYR (1,616,603) 17,247
DAX Index (13) 9/2026 EUR (9,334,128) (45,418)
Euro-Bobl (143) 9/2026 EUR (18,843,976) (47,157)
Euro-BTP (178) 9/2026 EUR (24,273,737) (301,155)
Euro-Buxl (328) 9/2026 EUR (41,517,331) (726,089)
Euro-OAT (386) 9/2026 EUR (52,845,844) (258,748)
Euro-Schatz (2,088) 9/2026 EUR (252,782,014) (355,760)
Japan 10 Year Bond (129) 9/2026 JPY (101,211,784) (92,114)
LME Aluminum Base Metal (307) 9/2026 USD (23,688,504) 1,203,466
LME Copper Base Metal (151) 9/2026 USD (50,511,199) 326,186
LME Lead Base Metal (40) 9/2026 USD (1,867,220) 106,537
LME Nickel Base Metal (335) 9/2026 USD (32,674,600) 3,205,064
LME Zinc Base Metal (199) 9/2026 USD (17,752,890) (117,792)
Long Gilt (8) 9/2026 GBP (946,767) (10,443)
Milling Wheat No. 2 (40) 9/2026 EUR (461,610) 2,317
Red Wheat (63) 9/2026 USD (1,910,475) 112,398
SPI 200 Index (99) 9/2026 AUD (15,038,257) 193,504
U.S. Treasury 10 Year Note (604) 9/2026 USD (66,307,875) (394,591)
U.S. Treasury 2 Year Note (2,461) 9/2026 USD (507,196,719) 170,687
U.S. Treasury 5 Year Note (1,411) 9/2026 USD (150,943,929) (107,625)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
U.S. Treasury Long Bond (526) 9/2026 USD $ (59,487,313) $ (958,352)
U.S. Treasury Ultra Bond (334) 9/2026 USD (38,618,750) (635,374)
CBOE Volatility Index (59) 10/2026 USD (1,205,695) 28,505
CBOE Volatility Index (30) 11/2026 USD (620,307) 12,813
3 Month Euro Euribor (841) 12/2026 EUR (234,057,697) (221,780)
90-Day New Zealand Bill (186) 12/2026 NZD (104,821,950) (54,592)
Cotton No. 2 (383) 12/2026 USD (14,707,200) 11,569
French Base Electricity (1) 12/2026 EUR (574,427) (11,938)
3 Month Euro Euribor (763) 3/2027 EUR (212,262,430) (314,253)
3 Month SOFR (1,274) 3/2027 USD (305,616,675) 1,009,418
3 Month SONIA (309) 3/2027 GBP (98,384,902) (261,465)
90-Day New Zealand Bill (152) 3/2027 NZD (85,616,958) (64,909)
3 Month Euro Euribor (757) 6/2027 EUR (210,593,263) (400,556)
3 Month SARON (9) 6/2027 CHF (2,782,565) (3,650)
3 Month SOFR (1,223) 6/2027 USD (293,244,825) 1,111,283
3 Month SONIA (271) 6/2027 GBP (86,231,868) (238,835)
90-Day Australian Bank Bill (298) 6/2027 AUD (204,076,022) (18,291)
90-Day New Zealand Bill (132) 6/2027 NZD (74,329,757) (13,415)
3 Month CORRA (1,218) 9/2027 CAD (208,796,933) (358,904)
3 Month Euro Euribor (431) 9/2027 EUR (119,932,624) (217,600)
3 Month SOFR (1,019) 9/2027 USD (244,419,888) 746,874
3 Month SONIA (167) 9/2027 GBP (53,136,426) (172,921)
3 Month CORRA (674) 12/2027 CAD (115,457,994) (125,917)
3 Month Euro Euribor (258) 12/2027 EUR (71,818,409) (122,560)
3 Month SARON (12) 12/2027 CHF (3,707,488) (3,542)
3 Month SOFR (747) 12/2027 USD (179,298,675) 759,567
3 Month SONIA (179) 12/2027 GBP (56,978,356) (159,142)
3 Month Euro Euribor (268) 3/2028 EUR (74,617,379) (131,457)
3 Month SOFR (740) 3/2028 USD (177,766,500) 655,414
3 Month SONIA (116) 3/2028 GBP (36,939,908) (61,140)
3 Month Euro Euribor (239) 6/2028 EUR (66,539,697) (88,962)
3 Month SOFR (769) 6/2028 USD (184,848,375) 506,077
3 Month SONIA (107) 6/2028 GBP (34,082,751) (76,308)
3 Month SOFR (762) 9/2028 USD (183,232,425) (38,982)
3 Month SONIA (89) 9/2028 GBP (28,349,205) (55,694)
Total of short contracts (1,238,593)
Net unrealized depreciation $ (30,124,099)
Forward foreign currency exchange contracts outstanding as of June 30, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 4,635,500 USD 3,193,307 CITI 9/16/2026 $ 11,628
AUD 4,635,500 USD 3,193,301 JPMC 9/16/2026 11,634
CAD 5,835,500 USD 4,126,641 CITI 9/16/2026 2,204
CAD 5,835,500 USD 4,126,633 JPMC 9/16/2026 2,213
CHF 38,651,500 USD 48,172,858 CITI 9/16/2026 74,627
CHF 38,651,500 USD 48,172,762 JPMC 9/16/2026 74,724
CNY 1,206,121 USD 178,477 CITI
**
9/16/2026 110
CNY 1,206,121 USD 178,476 JPMC
**
9/16/2026 110
COP 61,615,202,996 USD 16,274,443 CITI
**
9/16/2026 1,424,093
COP 61,615,202,996 USD 16,274,410 JPMC
**
9/16/2026 1,424,126
EUR 41,657,500 USD 47,418,629 CITI 9/16/2026 333,840

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
EUR 41,657,500 USD 47,418,535 JPMC 9/16/2026 $ 333,935
GBP 3,638,501 USD 4,812,483 CITI 9/16/2026 13,792
GBP 3,638,499 USD 4,812,471 JPMC 9/16/2026 13,802
HUF 962,960,145 USD 3,077,521 CITI 9/16/2026 6,350
HUF 962,960,145 USD 3,077,169 JPMC 9/16/2026 6,703
INR 1,830,000,000 USD 19,192,531 CITI
**
9/16/2026 23,910
INR 1,830,000,000 USD 19,192,492 JPMC
**
9/16/2026 23,948
KRW 4,950,000,000 USD 3,202,013 CITI
**
9/16/2026 1,602
KRW 4,950,000,000 USD 3,202,007 JPMC
**
9/16/2026 1,608
PEN 29,623,593 USD 8,609,548 CITI
**
9/16/2026 30,043
PEN 29,623,593 USD 8,609,531 JPMC
**
9/16/2026 30,061
PHP 300,000,000 USD 4,855,189 CITI
**
9/16/2026 10,071
PHP 300,000,000 USD 4,855,180 JPMC
**
9/16/2026 10,081
SGD 4,450,999 USD 3,449,614 CITI 9/16/2026 9,651
SGD 4,451,001 USD 3,449,609 JPMC 9/16/2026 9,658
TWD 86,945,000 USD 2,720,541 CITI
**
9/16/2026 1,561
TWD 86,945,000 USD 2,720,535 JPMC
**
9/16/2026 1,566
USD 200,957,145 AUD 284,653,500 CITI 9/16/2026 4,150,790
USD 200,957,547 AUD 284,653,500 JPMC 9/16/2026 4,151,192
USD 12,200,232 BRL 62,800,500 CITI
**
9/16/2026 258,618
USD 12,200,257 BRL 62,800,500 JPMC
**
9/16/2026 258,643
USD 83,122,569 CAD 115,936,500 CITI 9/16/2026 1,092,935
USD 83,122,735 CAD 115,936,500 JPMC 9/16/2026 1,093,101
USD 13,173,795 CHF 10,281,462 CITI 9/16/2026 339,761
USD 13,175,243 CHF 10,282,564 JPMC 9/16/2026 339,833
USD 718,528 CLP 650,000,000 CITI
**
9/16/2026 12,778
USD 718,530 CLP 650,000,000 JPMC
**
9/16/2026 12,779
USD 10,893,778 CNY 73,438,500 CITI
**
9/16/2026 19,966
USD 10,893,800 CNY 73,438,500 JPMC
**
9/16/2026 19,987
USD 10,178,388 CZK 213,801,578 CITI 9/16/2026 106,335
USD 10,172,831 CZK 213,685,172 JPMC 9/16/2026 106,262
USD 124,995,735 EUR 106,718,143 CITI 9/16/2026 2,663,504
USD 124,995,349 EUR 106,718,141 JPMC 9/16/2026 2,663,120
USD 83,331,023 GBP 62,213,999 CITI 9/16/2026 807,517
USD 83,331,192 GBP 62,214,001 JPMC 9/16/2026 807,683
USD 5,803,011 HUF 1,805,000,000 CITI 9/16/2026 22,515
USD 5,803,023 HUF 1,805,000,000 JPMC 9/16/2026 22,527
USD 13,376,976 IDR 238,685,649,844 CITI
**
9/16/2026 130,399
USD 13,377,002 IDR 238,685,649,844 JPMC
**
9/16/2026 130,426
USD 26,271,546 ILS 76,429,500 CITI 9/16/2026 537,687
USD 26,279,362 ILS 76,429,500 JPMC 9/16/2026 545,503
USD –
(a)
INR 1 JPMC
**
9/16/2026 –
USD 235,286,938 JPY 36,973,950,335 CITI 9/16/2026 6,459,522
USD 235,287,409 JPY 36,973,950,333 JPMC 9/16/2026 6,459,993
USD 127,199,489 NOK 1,205,299,114 CITI 9/16/2026 5,565,741
USD 127,349,844 NOK 1,206,700,886 JPMC 9/16/2026 5,574,635
USD 91,074,101 NZD 155,962,493 CITI 9/16/2026 2,263,911
USD 91,074,283 NZD 155,962,493 JPMC 9/16/2026 2,264,093
USD 36,559,302 PLN 136,441,000 CITI 9/16/2026 290,965
USD 36,559,375 PLN 136,441,000 JPMC 9/16/2026 291,038
USD 120,207,871 SEK 1,122,269,166 CITI 9/16/2026 3,964,945
USD 120,230,137 SEK 1,122,230,834 JPMC 9/16/2026 3,991,181
USD 100,864,148 SGD 127,823,270 CITI 9/16/2026 1,521,387
USD 100,866,396 SGD 127,823,272 JPMC 9/16/2026 1,523,633
USD 34,102,017 THB 1,107,112,500 CITI 9/16/2026 560,890
USD 34,100,542 THB 1,107,112,500 JPMC 9/16/2026 559,415
ZAR 563,500,000 USD 33,856,089 CITI 9/16/2026 329,052
ZAR 563,500,000 USD 33,856,021 JPMC 9/16/2026 329,119

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 16,811,471 MXN 294,500,000 CITI 9/17/2026 $ 79,630
USD 16,811,505 MXN 294,500,000 JPMC 9/17/2026 79,664
Total unrealized appreciation 66,290,326
AUD 179,009,750 USD 127,669,325 CITI 9/16/2026 (3,903,918)
AUD 179,009,750 USD 127,669,070 JPMC 9/16/2026 (3,903,661)
BRL 22,888,055 USD 4,443,060 CITI
**
9/16/2026 (90,861)
BRL 22,888,055 USD 4,443,051 JPMC
**
9/16/2026 (90,853)
CAD 176,159,821 USD 128,576,990 CITI 9/16/2026 (3,936,992)
CAD 176,159,821 USD 128,576,733 JPMC 9/16/2026 (3,936,730)
CHF 53,020,450 USD 67,621,906 CITI 9/16/2026 (1,438,101)
CHF 53,021,551 USD 67,623,291 JPMC 9/16/2026 (1,438,111)
CLP 2,287,417,719 USD 2,538,349 CITI
**
9/16/2026 (54,740)
CLP 2,287,417,719 USD 2,538,344 JPMC
**
9/16/2026 (54,735)
CNY 103,557,622 USD 15,375,302 CITI
**
9/16/2026 (41,843)
CNY 103,557,622 USD 15,375,271 JPMC
**
9/16/2026 (41,814)
CZK 166,058,203 USD 7,948,467 CITI 9/16/2026 (125,572)
CZK 165,941,797 USD 7,942,881 JPMC 9/16/2026 (125,471)
DKK 10,282,500 USD 1,610,853 CITI 9/16/2026 (32,507)
DKK 10,282,500 USD 1,610,849 JPMC 9/16/2026 (32,504)
EUR 250,044,392 USD 290,335,127 CITI 9/16/2026 (3,706,373)
EUR 250,044,390 USD 290,334,544 JPMC 9/16/2026 (3,705,791)
GBP 23,795,416 USD 31,950,628 CITI 9/16/2026 (387,294)
GBP 23,795,419 USD 31,950,568 JPMC 9/16/2026 (387,232)
HUF 1,678,266,908 USD 5,419,827 CITI 9/16/2026 (45,192)
HUF 1,678,266,908 USD 5,419,816 JPMC 9/16/2026 (45,182)
INR 1,180,000,000 USD 12,416,953 CITI
**
9/16/2026 (26,025)
INR 1,180,000,000 USD 12,416,929 JPMC
**
9/16/2026 (26,000)
JPY 48,929,375,001 USD 306,555,761 CITI 9/16/2026 (3,737,631)
JPY 48,929,374,999 USD 306,555,148 JPMC 9/16/2026 (3,737,019)
KRW 48,443,773,907 USD 32,153,078 CITI
**
9/16/2026 (800,509)
KRW 48,443,773,907 USD 32,153,014 JPMC
**
9/16/2026 (800,446)
NOK 433,455,603 USD 46,533,278 CITI 9/16/2026 (2,790,750)
NOK 434,857,375 USD 46,687,833 JPMC 9/16/2026 (2,803,844)
NZD 5,359,500 USD 3,150,855 CITI 9/16/2026 (98,979)
NZD 5,359,500 USD 3,150,849 JPMC 9/16/2026 (98,973)
PHP 325,000,000 USD 5,313,941 CITI
**
9/16/2026 (43,242)
PHP 325,000,000 USD 5,313,931 JPMC
**
9/16/2026 (43,232)
PLN 79,460,928 USD 21,842,792 CITI 9/16/2026 (720,728)
PLN 79,460,928 USD 21,842,772 JPMC 9/16/2026 (720,706)
SEK 50,519,166 USD 5,412,994 CITI 9/16/2026 (180,296)
SEK 50,480,834 USD 5,409,134 JPMC 9/16/2026 (180,406)
SGD 15,357,752 USD 12,105,418 CITI 9/16/2026 (169,552)
SGD 15,357,753 USD 12,105,388 JPMC 9/16/2026 (169,521)
TWD 1,840,712,967 USD 57,977,528 CITI
**
9/16/2026 (347,903)
TWD 1,840,712,967 USD 57,977,413 JPMC
**
9/16/2026 (347,787)
USD 45,475,437 AUD 65,996,500 CITI 9/16/2026 (153,830)
USD 45,475,528 AUD 65,996,500 JPMC 9/16/2026 (153,739)
USD 38,192,783 CAD 54,162,500 CITI 9/16/2026 (129,316)
USD 38,192,859 CAD 54,162,500 JPMC 9/16/2026 (129,240)
USD 11,346,967 CNY 76,778,000 CITI
**
9/16/2026 (21,315)
USD 11,346,990 CNY 76,778,000 JPMC
**
9/16/2026 (21,292)
USD 899,608 COP 3,150,000,000 CITI
**
9/16/2026 (5,207)
USD 899,610 COP 3,150,000,000 JPMC
**
9/16/2026 (5,206)
USD 20,481,720 CZK 436,000,000 CITI 9/16/2026 (57,956)
USD 20,481,760 CZK 436,000,000 JPMC 9/16/2026 (57,915)
USD 102,896,771 GBP 77,982,001 CITI 9/16/2026 (542,137)
USD 102,896,974 GBP 77,981,999 JPMC 9/16/2026 (541,931)
USD 7,952,953 ILS 23,716,000 CITI 9/16/2026 (32,238)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 7,952,969 ILS 23,716,000 JPMC 9/16/2026 $ (32,223)
USD 105,074,280 INR 10,234,008,983 CITI
**
9/16/2026 (2,390,868)
USD 105,074,490 INR 10,234,008,983 JPMC
**
9/16/2026 (2,390,658)
USD 48,000,647 NOK 477,000,000 CITI 9/16/2026 (136,199)
USD 48,000,743 NOK 477,000,000 JPMC 9/16/2026 (136,103)
USD 33,618,762 NZD 59,318,000 CITI 9/16/2026 (158,865)
USD 33,618,829 NZD 59,318,000 JPMC 9/16/2026 (158,797)
USD 25,511,031 PHP 1,583,649,833 CITI
**
9/16/2026 (171,864)
USD 25,511,082 PHP 1,583,649,833 JPMC
**
9/16/2026 (171,813)
USD 27,252,537 PLN 102,960,500 CITI 9/16/2026 (116,114)
USD 27,252,591 PLN 102,960,500 JPMC 9/16/2026 (116,060)
USD 19,614,930 SEK 190,000,000 CITI 9/16/2026 (64,980)
USD 19,614,969 SEK 190,000,000 JPMC 9/16/2026 (64,941)
USD 3,519,926 THB 117,000,000 CITI 9/16/2026 (24,711)
USD 3,519,933 THB 117,000,000 JPMC 9/16/2026 (24,704)
USD 49,867,243 ZAR 832,415,000 CITI 9/16/2026 (631,823)
USD 49,866,225 ZAR 832,415,000 JPMC 9/16/2026 (632,841)
ZAR 112,000,000 USD 6,818,476 CITI 9/16/2026 (23,914)
ZAR 112,000,000 USD 6,818,463 JPMC 9/16/2026 (23,901)
MXN 101,610,062 USD 5,834,574 CITI 9/17/2026 (61,659)
MXN 101,610,062 USD 5,834,562 JPMC 9/17/2026 (61,648)
Total unrealized depreciation (54,815,034)
Net unrealized appreciation $ 11,475,292
** Non-deliverable forward foreign currency exchange contracts.
(a) Represents less than $0.5.
Total return basket swap contracts outstanding as of June 30, 2026:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the CORRA
plus or minus a specified
spread (-0.03%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
47 months
maturity
04/10/2030
$– $– $– $–

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

Collateral pledged to (received from) each counterparty at June 30, 2026 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BARC
Cash $ – $ 44,041,349 $ 44,041,349
CITG
Cash – 19,711,195 19,711,195
CITI
Cash (8,280,793) – (8,280,793)
Investment Companies 18,647,944 – 18,647,944
GSCO
Cash – 8,908,170 8,908,170
GSIN
Cash (1,166,453) – (1,166,453)
U.S. Treasury Bills 5,923,264 – 5,923,264
JPMC
Investment Companies 27,579,820 – 27,579,820
JPMS
Cash – 30,272,925 30,272,925
MLIN
Cash (1,556,954) – (1,556,954)
MSCL
Cash – 15,727,867 15,727,867
Collateral pledged to (received from) each counterparty for the Subsidiary (See Note 2) at June 30, 2026 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 22,168,982 $ 22,168,982
JPPC
Cash – 14,535,150 14,535,150
MSCL
Cash – 64,597,247 64,597,247

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR MS FUSION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 247.3%
COMMON STOCKS - 192.7%
Australia - 4 .5%
AGL Energy Ltd. (2)(a) 8,114 46,950
ALS Ltd. (2)(a) 1,064 16,889
ANZ Group Holdings Ltd. (2)(a) 3,713 90,614
Aristocrat Leisure Ltd. (2)(a) 1,193 50,556
Aurizon Holdings Ltd. (2)(a) 6,690 19,351
BHP Group Ltd. (2)(a) 2,480 103,349
Coles Group Ltd. (2)(a) 1,141 19,218
Computershare Ltd. (2)(a) 771 20,418
Evolution Mining Ltd. (2)(a) 6,717 55,541
Fortescue Ltd. (2)(a) 772 10,276
Harvey Norman Holdings Ltd. (2)(a) 1,636 5,463
IGO Ltd. (2)*(a) 14,098 72,557
JB Hi-Fi Ltd. (2)(a) 466 25,911
Macquarie Group Ltd. (2)(a) 189 32,857
Mineral Resources Ltd. (2)*(a) 1,081 46,812
Northern Star Resources Ltd. (2)(a) 1,323 17,516
OceanaGold Corp. (a) 192 4,813
Orica Ltd. (2)(a) 3,530 57,891
Origin Energy Ltd. (2)(a) 3,039 23,100
Pro Medicus Ltd. (2)(a) 262 37,040
QBE Insurance Group Ltd. (2)(a) 4,282 74,486
Qube Holdings Ltd. (a) 2,407 8,499
Sonic Healthcare Ltd. (2)(a) 1,611 23,183
South32 Ltd. (2)(a) 24,321 66,041
Suncorp Group Ltd. (2)(a) 466 6,217
Technology One Ltd. (2)(a) 1,324 27,162
Telstra Group Ltd. (2)(a) 19,089 66,943
Whitehaven Coal Ltd. (2)(a) 6,072 32,192
Woolworths Group Ltd. (2)(a) 1,273 35,173
Worley Ltd. (2)(a) 1,034 7,944
Yancoal Australia Ltd. (2)(a) 1,763 6,698
1,111,660
Austria - 0 .0% †
Mondi plc (2)(a) 768 6,972
Belgium - 0 .5%
Ageas SA/NV (2)(a) 390 31,204
KBC Group NV (2)(a) 211 28,819
Liberty Global Ltd., Class A *(a) 4,342 49,368
Umicore SA (2) 1,145 26,564
135,955
Brazil - 0 .2%
Wheaton Precious Metals Corp. (a)
(b) 288 32,397
Yara International ASA (2) 226 9,939
42,336
Burkina Faso - 0 .1%
IAMGOLD Corp. * 2,098 33,299
Canada - 6 .5%
Alamos Gold, Inc., Class A (a)(b) 655 19,859
AltaGas Ltd. (a)(b) 286 10,565
Aritzia, Inc. *(a) 359 39,587
Bank of Nova Scotia (The) (a) 1,437 124,900
Brookfield Corp., Class A (a) 1,766 75,347
INVESTMENTS SHARES VALUE ($)
Canada - 6.5% (continued)
Canadian National Railway Co. (a)
(b) 1,009 120,411
Canadian Natural Resources Ltd.
(a) 2,728 107,947
Canadian Pacific Kansas City Ltd.
(a)(b) 100 8,670
Capital Power Corp. (a) 91 4,742
CCL Industries, Inc., Class B (a)(b) 190 12,388
Celestica, Inc. *(a) 389 141,869
Cenovus Energy, Inc. (a) 593 14,714
Constellation Software, Inc. (a)(b) 20 37,652
DPM Metals, Inc. (a)(b) 137 4,449
Emera, Inc. (a) 93 4,933
Empire Co. Ltd., Class A (a) 174 6,094
Fairfax Financial Holdings Ltd. (a) 38 62,502
George Weston Ltd. (a)(b) 659 47,302
Hudbay Minerals, Inc. (a) 431 10,177
iA Financial Corp., Inc. (a) 357 49,294
Intact Financial Corp. (a) 185 38,182
Loblaw Cos. Ltd. (a)(b) 1,490 67,595
Lundin Gold, Inc. (a) 1,006 54,270
LunR Royalties Corp. * 210 2,799
Magna International, Inc. (a) 666 43,794
Onex Corp. (a) 65 4,861
OR Royalties, Inc. (a)(b) 352 11,146
Pan American Silver Corp. (a) 454 20,353
Quebecor, Inc., Class B (a) 1,268 60,519
Saputo, Inc. (a)(b) 167 4,837
Stantec, Inc. (a) 305 21,037
Sun Life Financial, Inc. (a)(b) 330 25,909
Suncor Energy, Inc. (a) 2,942 158,276
TFI International, Inc. (a) 533 76,723
TMX Group Ltd. (a) 509 16,663
Toromont Industries Ltd. (a) 68 11,182
Toronto-Dominion Bank (The) (a) 523 63,590
Tourmaline Oil Corp. (a)(b) 788 32,948
1,618,086
China - 0 .2%
Wilmar International Ltd. (2) 11,700 32,653
Yangzijiang Shipbuilding Holdings
Ltd. (2) 4,900 12,999
45,652
Denmark - 1 .7%
ALK-Abello A/S (2) 14 524
Danske Bank A/S (2)(a) 1,849 99,112
Genmab A/S (2)*(a) 222 60,862
ISS A/S (2)(a) 1,817 74,383
Jyske Bank A/S (Registered) (2)(a) 225 32,557
Orsted A/S (2)*(a)(c) 2,238 50,309
Pandora A/S (2)(a) 703 80,765
Royal Unibrew A/S (2)(a) 23 1,516
Vestas Wind Systems A/S (2)(a) 638 18,064
Zealand Pharma A/S (2)*(a) 83 3,684
421,776

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Finland - 1 .0%
Elisa OYJ (2)(a) 113 4,742
Konecranes OYJ (2)(a) 324 9,960
Nordea Bank Abp (2)(a) 5,387 102,229
Sampo OYJ, Class A (2)(a) 3,620 38,017
UPM-Kymmene OYJ (2)(a) 801 21,232
Wartsila OYJ Abp (2)(a) 2,164 82,648
258,828
France - 5 .1%
Air France-KLM (2)*(a) 2,895 45,066
Alstom SA (2)*(a) 332 5,800
Amundi SA (2)(a)(c) 85 8,159
BNP Paribas SA (2)(a) 807 94,252
Bouygues SA (2)(a) 1,279 71,424
Carrefour SA (2)(a) 8,305 154,183
Credit Agricole SA (2)(a) 1,860 37,410
Dassault Aviation SA (2)(a) 86 28,250
Eiffage SA (2)(a) 407 60,035
Gaztransport Et Technigaz SA (2)(a) 93 19,709
Hermes International SCA (2) 29 53,032
Ipsen SA (2)(a) 117 22,548
LVMH Moet Hennessy Louis Vuitton
SE (2)(a) 84 46,457
Orange SA (2)(a) 3,866 72,908
Safran SA (2)(a) 372 146,598
SCOR SE (2)(a) 561 20,348
SEB SA (2)(a) 144 7,589
Societe Generale SA (2)(a) 1,497 132,500
Thales SA (2)(a) 163 41,891
TotalEnergies SE (2)(a) 1,774 137,175
Valeo SE (2)(a) 2,588 38,030
Vinci SA (2)(a) 228 33,299
1,276,663
Germany - 5 .9%
adidas AG (2)(a) 969 198,867
Allianz SE (Registered) (2)(a) 554 262,234
Bayer AG (Registered) (2)(a) 791 43,749
Bechtle AG (2)(a) 472 16,764
Continental AG (2)(a) 235 19,445
Daimler Truck Holding AG (2)(a) 1,282 61,830
Deutsche Bank AG (Registered)
(2)(a) 4,530 153,418
Deutsche Lufthansa AG
(Registered) (2)(a) 3,098 35,500
E.ON SE (2)(a) 2,078 42,732
Evonik Industries AG (2)(a) 1,199 21,756
GEA Group AG (2)(a) 278 19,089
HUGO BOSS AG (2)(a) 548 23,543
KION Group AG (2)(a) 685 30,408
Knorr-Bremse AG (2)(a) 61 7,098
LANXESS AG (2)(a) 725 12,574
Mercedes-Benz Group AG (2)(a) 280 14,084
Nordex SE (2)*(a) 493 26,011
Rational AG (2)(a) 20 14,652
Rheinmetall AG (2)(a) 87 98,987
RWE AG (2)(a) 1,402 90,667
Scout24 SE (2)(a)(c) 459 37,984
Siemens Energy AG (2)(a) 1,126 214,662
Talanx AG (2)(a) 114 14,419
INVESTMENTS SHARES VALUE ($)
Germany - 5.9% (continued)
Wacker Chemie AG (2)*(a) 113 11,741
1,472,214
Hong Kong - 0 .2%
Prudential plc (2)(a) 1,565 20,786
Techtronic Industries Co. Ltd. (2)(a) 1,500 24,963
45,749
Italy - 2 .8%
A2A SpA (2)(a) 19,044 49,118
Amplifon SpA (2)(a) 6,331 68,598
Enel SpA (2)(a) 10,322 118,398
Eni SpA (2)(a) 1,073 25,174
Generali (2)(a)(b) 1,753 85,464
Hera SpA (2)(a) 2,313 9,648
Interpump Group SpA (2)(a) 142 5,497
Intesa Sanpaolo SpA (2)(a) 4,198 28,854
Leonardo SpA (2)(a) 772 41,449
Pirelli & C SpA (2)*(a)(c) 6,200 46,955
Poste Italiane SpA (2)(a) 2,964 97,022
Saipem SpA (2)(a) 3,075 15,460
Snam SpA (2)(a)(b) 2,502 18,062
UniCredit SpA (2)(a) 1,015 90,963
700,662
Japan - 25 .7%
Advantest Corp. (2)(a) 400 82,291
AGC, Inc. (2)(a) 400 17,284
Aisin Corp. (2)(a) 1,700 23,080
Asahi Group Holdings Ltd. (2)(a) 5,800 55,139
Asahi Intecc Co. Ltd. (2)(a) 1,300 30,480
Asahi Kasei Corp. (2)(a) 7,600 84,528
Astellas Pharma, Inc. (2)(a) 9,700 129,754
BayCurrent, Inc. (2)(a) 900 33,590
Brother Industries Ltd. (2)(a) 2,300 52,322
Canon, Inc. (2)(a) 600 15,366
Central Japan Railway Co. (2)(a) 1,300 27,749
Chubu Electric Power Co., Inc. (2)
(a) 2,600 49,125
Concordia Financial Group Ltd. (2)
(a) 6,000 64,617
Dai Nippon Printing Co. Ltd. (2)(a) 1,900 34,862
Daiichi Life Group, Inc. (2)(a) 6,000 65,512
Daiichi Sankyo Co. Ltd. (2)(a) 2,300 36,985
Denso Corp. (2)(a) 6,600 75,992
Dentsu Group, Inc. (2)*(a) 2,000 38,266
Disco Corp. (2)(a) 100 52,023
ENEOS Holdings, Inc. (2)(a) 6,300 46,635
FANUC Corp. (2)(a) 1,600 73,674
Fast Retailing Co. Ltd. (2) 100 51,234
Fujitsu Ltd. (2)(a) 300 5,961
Fukuoka Financial Group, Inc. (2)
(a) 1,700 72,118
Honda Motor Co. Ltd. (2)(a) 8,200 73,864
Hoshizaki Corp. (2)(a) 200 6,544
Hoya Corp. (2)(a) 600 96,781
Idemitsu Kosan Co. Ltd. (2)(a) 5,700 42,108
Iida Group Holdings Co. Ltd. (2)(a) 600 8,092
Isetan Mitsukoshi Holdings Ltd. (2)
(a) 8,100 206,893

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 25.7% (continued)
Japan Post Bank Co. Ltd. (2)(a) 8,600 163,678
Japan Post Holdings Co. Ltd. (2)(a) 7,700 103,497
Kajima Corp. (2)(a) 200 7,291
Kawasaki Kisen Kaisha Ltd. (2)(a) 2,000 30,655
Kirin Holdings Co. Ltd. (2)(a) 7,100 122,448
Kobe Bussan Co. Ltd. (2)(a) 4,200 67,900
Kobe Steel Ltd. (2)(a) 4,300 49,877
Kokusai Electric Corp. (2)(a) 200 13,745
Komatsu Ltd. (2)(a) 800 31,238
Kyoto Financial Group, Inc. (2)(a) 1,400 38,958
Kyushu Electric Power Co., Inc. (2)
(a) 1,900 19,259
LY Corp. (2)(a) 19,600 52,167
Marubeni Corp. (2)(a) 1,900 55,392
MatsukiyoCocokara & Co. (a) 3,600 53,171
Mazda Motor Corp. (2)(a) 800 5,350
MINEBEA MITSUMI, Inc. (2)(a) 3,200 94,921
Mitsubishi Chemical Group Corp.
(2)(a) 10,500 73,678
Mitsubishi Corp. (2)(a) 2,200 58,855
Mitsubishi Electric Corp. (2)(a) 800 29,340
Mitsui Chemicals, Inc. (2)(a) 4,600 60,971
Mitsui OSK Lines Ltd. (2)(a) 2,800 89,696
Mizuho Financial Group, Inc. (2)(a) 4,000 192,115
Murata Manufacturing Co. Ltd. (2)
(a) 4,200 301,496
Nexon Co. Ltd. (2)(a) 5,800 77,083
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 1,600 49,853
Nippon Steel Corp. (2)(a) 12,400 41,083
Nippon Yusen KK (2)(a) 4,100 132,612
Nissan Chemical Corp. (2)(a) 900 47,343
Niterra Co. Ltd. (2)(a) 500 33,226
Obayashi Corp. (2)(a) 1,700 34,355
Obic Co. Ltd. (2)(a) 5,400 126,818
Oji Holdings Corp. (2)(a) 3,200 15,720
Omron Corp. (2)(a) 900 32,526
Ono Pharmaceutical Co. Ltd. (2)(a) 3,800 55,858
ORIX Corp. (2)(a) 2,500 95,229
Panasonic Holdings Corp. (2)(a) 9,900 278,521
Recruit Holdings Co. Ltd. (2)(a) 1,200 83,495
Resona Holdings, Inc. (2)(a) 10,300 134,292
Rohm Co. Ltd. (2)(a) 1,500 50,722
Sanwa Holdings Corp. (2)(a) 2,400 56,266
Seiko Epson Corp. (2)(a) 4,800 80,342
Sekisui Chemical Co. Ltd. (2)(a) 2,200 35,278
Seven & i Holdings Co. Ltd. (2)(a) 2,200 26,383
Shimadzu Corp. (2)(a) 900 22,954
Shimamura Co. Ltd. (2)(a) 1,600 32,947
Shimizu Corp. (2)(a) 4,900 77,597
Shin-Etsu Chemical Co. Ltd. (2)(a) 3,000 130,768
Shionogi & Co. Ltd. (2)(a) 1,200 20,504
Shizuoka Financial Group, Inc. (2)
(a) 4,100 76,974
SMC Corp. (2)(a) 100 44,709
SoftBank Corp. (2)(a) 105,700 134,971
Sojitz Corp. (2)(a) 2,100 67,368
Sony Financial Group, Inc. (2) 78,000 67,964
Sony Group Corp. (2)(a) 1,100 22,136
INVESTMENTS SHARES VALUE ($)
Japan - 25.7% (continued)
Square Enix Holdings Co. Ltd. (2)
(a) 2,300 34,163
Subaru Corp. (2)(a) 2,700 39,502
Sumitomo Corp. (2)(a) 7,600 73,049
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 2,400 89,616
Sysmex Corp. (2) 1,100 9,896
TBS Holdings, Inc. (2)(a) 500 19,282
Terumo Corp. (2)(a) 2,800 38,241
Tokio Marine Holdings, Inc. (2) 1,100 48,366
Tokyo Century Corp. (2)(a) 1,500 23,124
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 3,500 10,001
Tokyo Electron Ltd. (2)(a) 300 145,456
Tokyo Gas Co. Ltd. (2)(a) 900 34,079
Tokyu Corp. (2)(a) 6,400 66,034
TOPPAN Holdings, Inc. (2)(a) 600 19,025
Tosoh Corp. (2)(a) 200 3,632
TOTO Ltd. (2)(a) 500 26,775
Toyota Motor Corp. (2)(a) 1,600 26,804
USS Co. Ltd. (2)(a) 4,200 49,333
Yamato Holdings Co. Ltd. (2)(a) 3,000 33,946
Yamazaki Baking Co. Ltd. (2)(a) 400 7,857
Yokogawa Electric Corp. (2)(a) 1,400 49,200
6,401,845
Netherlands - 2 .1%
Aalberts NV (2)(a) 244 10,894
Argenx SE (2)*(a) 30 27,806
ASM International NV (2)(a) 150 172,496
ASML Holding NV (2)(a) 63 124,751
ASR Nederland NV (2)(a) 672 50,750
Heineken NV (2)(a) 140 11,755
NN Group NV (2)(a) 478 41,906
NXP Semiconductors NV (a) 18 5,059
Randstad NV (2)(a)(b) 284 8,201
Wolters Kluwer NV (2)(a) 903 58,388
512,006
Nigeria - 0 .0% †
Airtel Africa plc (2)(c) 807 3,508
Norway - 0 .9%
Equinor ASA (2)(a) 2,446 77,131
Gjensidige Forsikring ASA (2)(a) 323 8,743
Kongsberg Gruppen ASA (a) 931 28,057
Norsk Hydro ASA (2)(a) 557 5,040
Storebrand ASA (2)(a) 1,579 29,656
Telenor ASA (a) 2,675 38,320
Vend Marketplaces ASA (2)(a) 1,980 47,658
234,605
Portugal - 0 .3%
Banco Comercial Portugues SA,
Class R (2) 50,425 59,663
EDP SA (2) 4,726 24,688
84,351

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Singapore - 0 .7%
Oversea-Chinese Banking Corp.
Ltd. (2) 1,600 30,705
Sea Ltd., ADR *(a)(b) 535 51,269
Sembcorp Industries Ltd. (2) 1,300 6,394
Singapore Technologies
Engineering Ltd. (2) 4,000 32,217
United Overseas Bank Ltd. (2) 1,900 58,511
179,096
Spain - 2 .1%
ACS Actividades de Construccion y
Servicios SA (2)(a) 431 63,382
Aena SME SA (2)(a)(c) 2,465 75,115
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 1,222 30,766
Banco de Sabadell SA (2)(a) 8,359 29,620
Bankinter SA (2)(a) 4,565 76,445
Cellnex Telecom SA (2)(a)(c) 542 16,203
Enagas SA (a) 2,541 49,241
Fluidra SA (2)(a) 491 11,111
Industria de Diseno Textil SA (2)(a) 1,452 91,522
Naturgy Energy Group SA (2)(a) 1,672 52,408
Unicaja Banco SA (2)(a)(c) 8,945 31,884
527,697
Sweden - 2 .4%
Alfa Laval AB (2)(a) 1,193 71,169
Autoliv, Inc. (a)(b) 275 31,947
Axfood AB (2)(a) 306 8,126
Boliden AB (2)(a) 918 51,870
Elekta AB, Class B (2)(a) 715 3,646
Embracer Group AB (2)*(a) 12 78
Evolution AB (2)*(a)(c) 281 19,289
Husqvarna AB, Class B (2)(a) 2,872 11,158
Sandvik AB (2)(a) 1,548 63,925
Skanska AB, Class B (2)(a) 285 7,624
Svenska Handelsbanken AB, Class
A (2)(a) 1,368 20,131
Swedbank AB, Class A (2)(a) 1,159 43,295
Swedish Orphan Biovitrum AB
(2)*(a) 308 14,682
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 11,062 124,057
Telia Co. AB (2)(a) 16,973 82,673
Volvo AB, Class B (2)(a) 1,480 50,343
604,013
Switzerland - 3 .9%
ABB Ltd. (Registered) (2)(a) 1,382 150,333
Accelleron Industries AG (2)(a) 266 27,317
Adecco Group AG (Registered) (2)
(a) 63 1,163
Avolta AG (2)*(a) 649 43,358
BKW AG (2)(a) 33 5,549
Clariant AG (Registered) (2)*(a) 1,560 13,605
DSM-Firmenich AG (2)(a) 652 61,886
Flughafen Zurich AG (Registered)
(2)(a) 213 65,889
Galderma Group AG (2) 17 3,867
Galenica AG (2)(a)(c) 11 1,147
INVESTMENTS SHARES VALUE ($)
Switzerland - 3.9% (continued)
Givaudan SA (Registered) (2)(a) 8 33,838
Kuehne + Nagel International AG
(Registered) (2)(a) 513 124,475
Logitech International SA
(Registered) (2)(a) 293 27,486
Nestle SA (Registered) (2)(a) 1,459 149,643
SGS SA (Registered) (2)(a) 569 65,983
Swissquote Group Holding SA
(Registered) (2)(a) 167 7,833
TE Connectivity plc (a) 70 14,113
UBS Group AG (Registered) (2)(a) 278 13,778
Zurich Insurance Group AG (2)(a) 226 167,156
978,419
United Kingdom - 7 .1%
Barclays plc (2)(a) 25,196 168,838
Burberry Group plc (2)*(a) 356 5,029
Centrica plc (a) 28,678 64,991
CK Hutchison Holdings Ltd. (2)(a) 1,500 12,713
Compass Group plc (2)(a) 4,798 155,020
Croda International plc (2)(a) 134 5,374
Diploma plc (2)(a) 11 1,040
Entain plc (2)(a) 454 3,364
Games Workshop Group plc (2)
(a)(b) 50 14,327
GSK plc (2)(a) 2,668 70,043
Harbour Energy plc (2)(a) 7,208 20,421
Hikma Pharmaceuticals plc (2)(a) 457 9,207
Hiscox Ltd. (2)(a) 2,582 63,267
Howden Joinery Group plc (2)(a) 1,005 11,173
Imperial Brands plc (2)(a) 669 24,725
International Consolidated Airlines
Group SA (2)(a) 10,811 68,630
Investec plc (2)(a) 569 4,528
ITV plc (2)(a) 19,655 20,997
Kingfisher plc (2)(a) 18,974 71,241
Lloyds Banking Group plc (2)(a) 61,673 90,260
NatWest Group plc (2)(a) 6,403 56,500
Next plc (2)(a)(b) 237 45,727
Ocado Group plc (2)*(a)(b) 567 1,348
Persimmon plc (2)(a) 160 2,231
Reckitt Benckiser Group plc (2)(a) 97 6,318
RELX plc (2)(a) 2,299 72,660
Rightmove plc (2)(a) 2,279 13,257
Rolls-Royce Holdings plc (2)(a) 9,925 190,259
RS GROUP plc (2)(a) 1,418 10,946
Sage Group plc (The) (2)(a)(b) 1,513 16,415
TechnipFMC plc (a) 2,574 170,656
Tesco plc (2)(a) 8,637 52,652
Unilever plc (2)(a) 2,317 139,177
United Utilities Group plc (2)(a) 807 14,003
Vodafone Group plc (2)(a) 65,551 86,761
1,764,098
United States - 118 .8%
3M Co. (a) 248 40,154
Accenture plc, Class A (a) 138 17,173
Acuity, Inc. (a) 326 122,791
Adobe, Inc. *(a)(b) 414 84,878
ADT, Inc. (a) 4,188 27,222

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 118.8% (continued)
Advanced Energy Industries, Inc.
(a)(b) 53 19,762
AGCO Corp. (a)(b) 118 14,125
Agilent Technologies, Inc. (a) 963 127,915
Airbnb, Inc., Class A *(a) 1,171 167,570
Akamai Technologies, Inc. *(a)(b) 856 101,188
Albemarle Corp. (a)(b) 172 23,225
Alcoa Corp. (a) 521 27,165
Alcon AG (2)(a) 1,221 82,332
Alexandria Real Estate Equities,
Inc., REIT (a) 651 34,405
Align Technology, Inc. *(a) 330 55,658
Allison Transmission Holdings, Inc.
(a)(b) 585 65,953
Alnylam Pharmaceuticals, Inc. *(a)
(b) 47 14,148
Amazon.com, Inc. *(a) 229 54,580
Amdocs Ltd. (a) 964 48,721
Ameren Corp. (a) 387 43,746
American Airlines Group, Inc. *(a) 1,727 31,207
American Electric Power Co., Inc.
(a) 581 79,487
American Financial Group, Inc. (a)
(b) 417 58,355
American International Group, Inc.
(a) 513 38,234
American Tower Corp., REIT (a)(b) 706 115,480
American Water Works Co., Inc.
(a)(b) 1,179 155,133
Ameriprise Financial, Inc. (a) 157 72,025
AMETEK, Inc. (a)(b) 209 50,565
Antero Resources Corp. *(a) 746 26,214
Aon plc, Class A (a) 308 102,161
AP Moller - Maersk A/S, Class B (a) 18 42,760
Applied Industrial Technologies,
Inc. (a) 255 86,228
AptarGroup, Inc. (a)(b) 243 30,424
Aramark (a) 2,057 117,043
Arch Capital Group Ltd. *(a) 407 39,503
Arista Networks, Inc. *(a) 182 30,918
Arrow Electronics, Inc. *(a) 249 53,139
Ashland, Inc. (a)(b) 843 55,545
ATI, Inc. *(a) 54 10,643
Atlassian Corp., Class A *(a) 1,446 112,484
Atmos Energy Corp. (a) 867 149,358
Automatic Data Processing, Inc. (a) 534 119,589
AutoNation, Inc. *(a) 264 49,049
AutoZone, Inc. *(a)(b) 20 63,919
Avnet, Inc. (a)(b) 932 82,780
Axis Capital Holdings Ltd. (a) 576 61,885
Ball Corp. (a) 687 42,869
Bank of America Corp. (a) 1,179 67,179
Bank of New York Mellon Corp.
(The) (a) 577 83,440
Bath & Body Works, Inc. (a) 951 21,997
Becton Dickinson & Co. (a) 269 40,708
BellRing Brands, Inc. *(a)(b) 2,906 37,604
Best Buy Co., Inc. (a) 82 6,222
Biogen, Inc. *(a) 314 67,843
BioMarin Pharmaceutical, Inc. *(a) 1,391 79,593
INVESTMENTS SHARES VALUE ($)
United States - 118.8% (continued)
Blackrock, Inc. (a) 126 121,157
Block, Inc., Class A *(a) 560 42,560
Blue Owl Capital, Inc., Class A (a)
(b) 1,469 12,854
Boeing Co. (The) *(a)(b) 433 93,732
Booz Allen Hamilton Holding Corp.,
Class A (a) 79 4,793
BorgWarner, Inc. (a) 1,351 89,706
Boston Scientific Corp. *(a)(b) 1,450 61,886
BP plc (2)(a) 18,470 113,844
Bright Horizons Family Solutions,
Inc. *(a) 364 25,800
Brink's Co. (The) (a)(b) 260 24,567
Bristol-Myers Squibb Co. (a) 2,862 164,908
Broadcom, Inc. (a) 91 34,375
Broadridge Financial Solutions,
Inc. (a) 124 16,982
Bruker Corp. (a) 1,374 82,687
Brunswick Corp. (a)(b) 320 26,957
Burlington Stores, Inc. *(a) 250 79,200
BXP, Inc., REIT (a)(b) 1,189 78,843
CACI International, Inc., Class A
*(a)(b) 41 18,994
Camden Property Trust, REIT (a)(b) 593 67,893
Capital One Financial Corp. (a) 875 175,543
Capri Holdings Ltd. *(a) 886 16,453
Carlisle Cos., Inc. (a)(b) 64 23,216
CarMax, Inc. *(a) 1,148 60,718
Carnival Corp. Ltd. (a) 1,569 44,826
Carpenter Technology Corp. (a) 141 86,974
Carrier Global Corp. (a) 1,456 106,798
CDW Corp. (a) 316 44,442
Centene Corp. *(a) 2,274 145,968
Chemed Corp. (a)(b) 120 55,889
Chevron Corp. (a) 537 89,013
Chipotle Mexican Grill, Inc., Class
A *(a)(b) 1,608 54,672
Chord Energy Corp. (a)(b) 341 38,976
Chubb Ltd. (a) 600 204,443
Church & Dwight Co., Inc. (a) 215 20,829
Ciena Corp. *(a) 222 108,904
Citigroup, Inc. (a) 340 47,586
Citizens Financial Group, Inc. (a) 1,881 131,802
Clean Harbors, Inc. *(a)(b) 49 14,639
Cloudflare, Inc., Class A *(a)(b) 229 56,169
CMS Energy Corp. (a)(b) 723 55,310
CNA Financial Corp. (a) 608 29,555
CNH Industrial NV (a)(b) 4,044 45,414
CNO Financial Group, Inc. (a) 436 22,227
Coca-Cola Consolidated, Inc. (a) 474 90,496
Coeur Mining, Inc. (a) 392 6,397
Cognex Corp. (a)(b) 146 10,573
Colgate-Palmolive Co. (a) 1,537 140,912
Columbia Sportswear Co. (a) 998 61,696
Comfort Systems USA, Inc. (a) 139 275,490
Commerce Bancshares, Inc. (a) 1,121 64,738
Commercial Metals Co. (a) 862 54,091
Commvault Systems, Inc. *(a)(b) 359 50,881
Conagra Brands, Inc. (a)(b) 10,314 138,826
Concentrix Corp. (a) 638 14,294

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 118.8% (continued)
ConocoPhillips (a)(b) 1,321 137,331
Consolidated Edison, Inc. (a) 1,218 134,747
Copart, Inc. *(a)(b) 4,424 124,713
COPT Defense Properties, REIT (a) 734 26,710
Corcept Therapeutics, Inc. *(a)(b) 466 40,519
CoreWeave, Inc., Class A *(a) 187 18,614
Corpay, Inc. *(a)(b) 49 16,330
CoStar Group, Inc. *(a) 2,335 66,127
Costco Wholesale Corp. (a) 51 47,709
Crane Co. (a) 395 88,113
Crown Holdings, Inc. (a) 263 29,409
Cummins, Inc. (a) 86 61,336
Curtiss-Wright Corp. (a) 102 77,292
Danaher Corp. (a) 400 76,192
Darden Restaurants, Inc. (a)(b) 218 44,910
Datadog, Inc., Class A *(a) 310 80,712
DaVita, Inc. *(a)(b) 83 18,466
Deckers Outdoor Corp. *(a) 313 31,078
Delta Air Lines, Inc. (a) 459 42,990
Dexcom, Inc. *(a) 783 52,735
Docusign, Inc., Class A *(a) 1,618 71,872
Dollar General Corp. (a) 819 94,275
Domino's Pizza, Inc. (a) 391 115,752
DoubleVerify Holdings, Inc. *(a)(b) 2,152 23,328
Dover Corp. (a) 335 75,134
Dow, Inc. (a)(b) 2,437 66,676
DR Horton, Inc. (a) 413 67,269
DraftKings, Inc., Class A *(a)(b) 4,597 116,120
DTE Energy Co. (a) 1,060 161,512
Duolingo, Inc., Class A *(a)(b) 564 64,871
DuPont de Nemours, Inc. 150 20,346
Dynatrace, Inc. * 1,083 47,555
Eagle Materials, Inc. (a) 382 85,950
East West Bancorp, Inc. (a) 712 91,912
eBay, Inc. (a) 133 14,863
Edison International (a) 3,623 269,731
Edwards Lifesciences Corp. *(a) 529 47,853
Elevance Health, Inc. (a) 85 32,872
Eli Lilly & Co. (a)(b) 46 55,174
EMCOR Group, Inc. (a) 120 99,586
EnerSys (a) 119 27,825
Envista Holdings Corp. *(a) 75 1,976
EOG Resources, Inc. (a) 964 125,060
EPR Properties, REIT (a) 261 15,141
Equifax, Inc. (a)(b) 601 95,391
Equinix, Inc., REIT (a) 171 178,249
Estee Lauder Cos., Inc. (The),
Class A (a) 327 25,817
Evercore, Inc., Class A (a) 115 39,266
Everest Group Ltd. (a) 150 53,585
Eversource Energy (a) 1,830 132,254
Exelixis, Inc. *(a)(b) 1,265 68,829
ExlService Holdings, Inc. *(a) 439 11,353
Expedia Group, Inc. (a) 418 106,958
Exponent, Inc. (a) 402 23,622
Extra Space Storage, Inc., REIT (a) 544 79,043
Exxon Mobil Corp. (a) 292 39,922
FactSet Research Systems, Inc. (a) 571 131,376
Federal Realty Investment Trust,
REIT (a) 886 109,368
INVESTMENTS SHARES VALUE ($)
United States - 118.8% (continued)
Federated Hermes, Inc., Class B (a) 265 14,633
FedEx Corp. (a) 608 190,383
Fidelity National Financial, Inc. (a)
(b) 1,530 72,155
Fidelity National Information
Services, Inc. (a) 261 10,148
First Hawaiian, Inc. (a) 2,004 58,717
First Horizon Corp. (a) 1,310 33,588
First Industrial Realty Trust, Inc.,
REIT (a) 432 26,486
FirstCash Holdings, Inc. (a)(b) 222 48,023
FirstEnergy Corp. (a)(b) 951 45,211
Five Below, Inc. *(a)(b) 382 68,680
Fluor Corp. *(a) 770 40,340
FNB Corp. (a) 2,787 53,176
Ford Motor Co. (a) 5,421 75,352
Fortinet, Inc. *(a) 1,066 163,759
Freeport-McMoRan, Inc. (a)(b) 2,216 139,364
Gaming and Leisure Properties,
Inc., REIT (a)(b) 1,075 47,870
Gap, Inc. (The) (a) 2,878 53,761
Garmin Ltd. (a)(b) 183 43,470
Gartner, Inc. *(a) 662 85,808
Gates Industrial Corp. plc *(a) 772 21,593
GE Aerospace (a) 162 60,544
GE Vernova, Inc. (a) 99 116,311
General Dynamics Corp. (a) 211 74,745
General Mills, Inc. (a)(b) 3,630 126,324
General Motors Co. (a) 1,955 150,691
Gitlab, Inc., Class A *(a)(b) 2,038 62,220
GLOBALFOUNDRIES, Inc. (a)(b) 455 37,497
Globe Life, Inc. (a) 231 41,275
GoDaddy, Inc., Class A *(a) 812 68,923
Graham Holdings Co., Class B (a) 20 22,828
Graphic Packaging Holding Co. (a)
(b) 6,336 66,972
Greif, Inc., Class A (a)(b) 391 29,126
H&R Block, Inc. (a) 2,202 83,852
Haemonetics Corp. *(a) 1,261 94,575
Halliburton Co. (a)(b) 257 8,725
Halozyme Therapeutics, Inc. *(a)(b) 339 26,534
Hartford Insurance Group, Inc.
(The) (a) 258 34,190
Hasbro, Inc. (a)(b) 543 44,846
Hayward Holdings, Inc. *(a)(b) 1,148 19,872
HealthEquity, Inc. *(a)(b) 262 23,664
Hilton Worldwide Holdings, Inc. (a) 404 133,506
Holcim AG (2)(a) 1,088 98,097
Honeywell Aerospace, Inc. *(a) 85 18,792
Honeywell International, Inc. (a) 85 19,032
Host Hotels & Resorts, Inc., REIT
(a)(b) 2,132 50,550
HubSpot, Inc. *(a)(b) 345 62,966
Humana, Inc. (a)(b) 159 63,158
Huntington Ingalls Industries, Inc.
(a)(b) 105 29,388
Huntsman Corp. (a)(b) 5,646 59,961
Illinois Tool Works, Inc. (a) 640 173,101
Illumina, Inc. *(a)(b) 376 66,112
Incyte Corp. *(a) 1,215 137,732

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 118.8% (continued)
Inspire Medical Systems, Inc. *(a)
(b) 477 21,279
Intel Corp. *(a) 56 7,819
Intercontinental Exchange, Inc. (a) 622 76,574
InterContinental Hotels Group plc
(2)(a) 405 69,612
International Bancshares Corp. (a) 236 17,924
International Business Machines
Corp. (a) 194 54,555
International Flavors & Fragrances,
Inc. (a)(b) 584 46,264
Invesco Ltd. (a) 1,579 41,670
Invitation Homes, Inc., REIT (a)(b) 2,381 71,930
IQVIA Holdings, Inc. *(a) 251 48,498
Iridium Communications, Inc. (a)(b) 411 22,543
Iron Mountain, Inc., REIT (a) 171 21,599
ITT, Inc. (a)(b) 218 43,112
J M Smucker Co. (The) (a)(b) 311 34,988
Jabil, Inc. (a) 76 29,296
Jazz Pharmaceuticals plc *(a) 267 64,339
JB Hunt Transport Services, Inc. (a) 657 190,156
Jefferies Financial Group, Inc. (a) 1,316 65,774
Johnson Controls International plc
(a) 188 27,469
Jones Lang LaSalle, Inc. *(a)(b) 124 38,434
JPMorgan Chase & Co. (a) 346 113,256
Kimco Realty Corp., REIT (a)(b) 2,648 67,127
Kinder Morgan, Inc. (a) 2,442 78,071
Kirby Corp. *(a)(b) 200 27,194
KKR & Co., Inc. (a)(b) 537 49,286
Knife River Corp. *(a)(b) 304 25,430
Knight-Swift Transportation
Holdings, Inc., Class A (a) 662 51,550
Kyndryl Holdings, Inc. *(a) 2,391 27,042
Lam Research Corp. (a) 277 120,032
Lamar Advertising Co., Class A,
REIT (a) 501 78,146
Lamb Weston Holdings, Inc. (a)(b) 1,065 45,987
Landstar System, Inc. (a) 175 36,192
Lennox International, Inc. (a) 32 18,334
Leonardo DRS, Inc. (a)(b) 578 24,663
Lincoln Electric Holdings, Inc. (a) 194 51,509
Lineage, Inc., REIT (a)(b) 1,205 52,116
Littelfuse, Inc. (a)(b) 170 77,406
LivaNova plc *(a) 427 35,112
Lockheed Martin Corp. (a) 247 125,837
Louisiana-Pacific Corp. (a)(b) 161 12,664
Lumentum Holdings, Inc. *(a)(b) 39 33,464
LyondellBasell Industries NV, Class
A (a) 2,050 107,933
Manhattan Associates, Inc. *(a) 408 56,814
Matador Resources Co. (a)(b) 357 17,771
Match Group, Inc. (a) 744 28,309
McCormick & Co., Inc. (Non-Voting)
(a) 2,251 113,495
Medical Properties Trust, Inc., REIT
(a)(b) 7,746 35,787
Medpace Holdings, Inc. *(a)(b) 101 53,489
Medtronic plc (a) 1,010 79,012
Merck & Co., Inc. (a) 1,085 139,423
INVESTMENTS SHARES VALUE ($)
United States - 118.8% (continued)
MetLife, Inc. (a) 778 65,827
Mettler-Toledo International, Inc.
*(a) 73 93,258
MGIC Investment Corp. (a) 906 25,549
MGM Resorts International *(a)(b) 1,227 58,663
Microchip Technology, Inc. (a) 1,037 94,574
Micron Technology, Inc. (a) 256 295,497
Microsoft Corp. (a) 426 158,907
Mid-America Apartment
Communities, Inc., REIT (a)(b) 823 114,348
Mohawk Industries, Inc. *(a)(b) 637 77,287
Molina Healthcare, Inc. *(a)(b) 605 138,364
Molson Coors Beverage Co., Class
B (a)(b) 2,411 93,933
MongoDB, Inc., Class A *(a)(b) 176 59,118
Morgan Stanley (a) 289 60,413
Morningstar, Inc. (a) 302 47,118
Mosaic Co. (The) (a)(b) 2,877 60,964
MSA Safety, Inc. (a)(b) 155 27,060
MSCI, Inc., Class A (a) 157 87,926
Mueller Industries, Inc. (a)(b) 709 87,157
Murphy USA, Inc. (a)(b) 64 34,488
Nasdaq, Inc. (a) 70 5,517
Natera, Inc. *(a) 389 105,594
National Fuel Gas Co. (a)(b) 593 45,786
Neurocrine Biosciences, Inc. *(a) 689 116,121
New Jersey Resources Corp. (a) 441 24,714
New York Times Co. (The), Class
A (a) 1,599 111,898
Newell Brands, Inc. (a) 8,918 54,757
Newmont Corp. (a)(b) 487 45,486
News Corp., Class A (a) 2,175 54,005
NiSource, Inc. (a) 496 23,585
NNN REIT, Inc., REIT (a) 1,750 81,428
Novartis AG (Registered) (2)(a) 1,530 239,126
Nucor Corp. (a) 42 9,356
Nutanix, Inc., Class A *(a) 2,231 113,692
nVent Electric plc (a) 30 5,088
NVIDIA Corp. (a) 547 109,449
Occidental Petroleum Corp. (a) 2,313 112,342
Old Dominion Freight Line, Inc. (a)
(b) 302 65,413
Old National Bancorp (a)(b) 595 15,411
Old Republic International Corp.
(a)(b) 1,968 80,531
Olin Corp. (a)(b) 1,223 24,240
Omega Healthcare Investors, Inc.,
REIT (a)(b) 633 30,181
Omnicom Group, Inc. (a)(b) 668 48,650
ONE Gas, Inc. (a)(b) 507 39,074
OneMain Holdings, Inc. (a)(b) 1,968 119,989
Oracle Corp. (a) 289 42,353
Oshkosh Corp. (a) 586 89,939
Otis Worldwide Corp. (a) 1,216 87,066
Ovintiv, Inc. (a)(b) 727 38,277
Owens Corning (a) 876 139,249
PACCAR, Inc. (a)(b) 152 18,258
Packaging Corp. of America (a)(b) 235 55,996
Park Hotels & Resorts, Inc., REIT
(a) 2,142 30,524

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 118.8% (continued)
Paylocity Holding Corp. *(a) 394 41,185
PBF Energy, Inc., Class A (a)(b) 695 31,636
Penn Entertainment, Inc. *(a) 975 20,826
Pentair plc (a) 1,000 76,660
People, Inc. *(a)(b) 297 13,710
PepsiCo, Inc. (a) 870 117,798
PG&E Corp. (a) 14,375 241,787
Philip Morris International, Inc. (a) 958 173,312
Phillips 66 (a) 581 98,218
Pilgrim's Pride Corp. (a)(b) 474 13,324
Pinnacle Financial Partners, Inc.
(a)(b) 812 81,915
Pinterest, Inc., Class A *(a) 1,835 38,590
PNC Financial Services Group, Inc.
(The) (a) 1,036 255,083
Polaris, Inc. (a) 271 18,547
Popular, Inc. 340 55,821
Portland General Electric Co. (a) 1,621 84,016
Principal Financial Group, Inc. (a)
(b) 446 48,070
Prologis, Inc., REIT (a) 751 101,738
Prosperity Bancshares, Inc. (a)(b) 1,515 110,640
Prudential Financial, Inc. (a) 332 35,833
Rambus, Inc. *(a) 129 17,123
Reddit, Inc., Class A *(a) 75 13,019
Regeneron Pharmaceuticals, Inc.
(a) 132 82,307
Reinsurance Group of America,
Inc. (a) 366 77,830
RenaissanceRe Holdings Ltd. 113 35,810
Reynolds Consumer Products, Inc.
(a)(b) 1,443 38,745
Robert Half, Inc. (a)(b) 1,775 54,493
ROBLOX Corp., Class A *(a)(b) 258 14,030
Roche Holding AG (2)(a) 361 148,402
Rocket Cos., Inc., Class A *(a)(b) 412 6,489
Roivant Sciences Ltd. *(a)(b) 645 22,827
Roper Technologies, Inc. (a) 26 8,798
Ross Stores, Inc. (a) 428 91,100
RPM International, Inc. (a)(b) 113 12,560
Rubrik, Inc., Class A *(a) 180 14,450
Ryder System, Inc. (a) 141 37,192
S&P Global, Inc. (a) 200 81,452
Sabra Health Care REIT, Inc., REIT
(a)(b) 1,679 32,757
Saia, Inc. *(a)(b) 64 26,954
Sandisk Corp. *(a) 18 40,927
Sanofi SA (2)(a) 2,025 173,145
SBA Communications Corp., REIT
(a) 26 4,588
Science Applications International
Corp. (a)(b) 459 50,678
Seagate Technology Holdings plc
(a) 188 181,420
Selective Insurance Group, Inc. (a) 1,142 110,785
Sempra (a)(b) 548 50,805
SentinelOne, Inc., Class A *(a) 4,423 75,058
ServiceNow, Inc. *(a) 777 77,141
Simpson Manufacturing Co., Inc. (a) 192 40,195
Skyworks Solutions, Inc. (a)(b) 619 41,968
INVESTMENTS SHARES VALUE ($)
United States - 118.8% (continued)
Smithfield Foods, Inc. (a) 168 4,076
Smurfit Westrock plc (a)(b) 2,728 126,197
Snap, Inc., Class A *(a)(b) 6,732 29,890
Snowflake, Inc., Class A *(a)(b) 481 122,415
Solventum Corp. *(a) 267 20,599
Sonoco Products Co. (a)(b) 771 43,446
Sotera Health Co. *(a) 1,728 30,672
SOUTHSTATE BANK Corp. (a) 472 47,153
Sprouts Farmers Market, Inc. *(a)
(b) 550 46,519
SS&C Technologies Holdings, Inc.
(a) 869 53,921
State Street Corp. (a) 144 24,422
STERIS plc (a) 230 48,431
Stifel Financial Corp. (a) 159 11,093
Sunbelt Rentals Holdings, Inc. (2) 381 27,793
Super Micro Computer, Inc. *(a)(b) 266 7,802
Synchrony Financial (a) 309 23,499
Synopsys, Inc. *(a)(b) 204 90,998
Sysco Corp. (a) 851 71,127
T. Rowe Price Group, Inc. (a)(b) 414 47,068
Take-Two Interactive Software, Inc.
*(a)(b) 165 41,247
Tapestry, Inc. (a) 729 106,711
Target Corp. (a) 528 68,962
TD SYNNEX Corp. (a) 474 126,719
Tempus AI, Inc., Class A *(a) 158 9,153
Tenet Healthcare Corp. *(a) 306 57,246
Teradata Corp. *(a)(b) 434 15,038
Teradyne, Inc. (a) 180 87,091
Texas Capital Bancshares, Inc. (a) 797 82,298
Texas Instruments, Inc. (a) 117 34,874
Texas Pacific Land Corp. (a)(b) 132 57,768
Texas Roadhouse, Inc., Class A (a) 507 97,968
Textron, Inc. (a) 968 88,795
TJX Cos., Inc. (The) (a) 1,154 174,831
T-Mobile US, Inc. (a) 947 158,840
Toll Brothers, Inc. (a) 407 67,053
Toro Co. (The) (a) 549 53,484
Tradeweb Markets, Inc., Class A (a) 614 61,191
Trane Technologies plc (a) 165 81,041
TransUnion (a)(b) 370 26,692
Travelers Cos., Inc. (The) (a) 356 117,523
Trex Co., Inc. *(a) 817 40,883
Truist Financial Corp. (a)(b) 763 38,013
Tyson Foods, Inc., Class A (a) 2,648 151,598
UDR, Inc., REIT (a)(b) 1,179 47,066
UGI Corp. (a)(b) 1,714 59,202
Ultragenyx Pharmaceutical, Inc.
*(a)(b) 1,563 52,189
Union Pacific Corp. (a)(b) 39 10,608
United Parcel Service, Inc., Class
B (a) 725 77,938
United Therapeutics Corp. *(a) 114 61,769
UnitedHealth Group, Inc. (a) 187 77,723
Unity Software, Inc. *(a) 714 20,406
UWM Holdings Corp., Class A (a)(b) 2,870 6,572
Valmont Industries, Inc. (a) 19 10,974
Veeva Systems, Inc., Class A *(a) 854 151,559
Ventas, Inc., REIT (a) 1,388 123,254

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 118.8% (continued)
Veralto Corp. (a)(b) 530 47,000
VeriSign, Inc. (a) 613 154,206
Verisk Analytics, Inc., Class A (a)(b) 225 40,394
Verizon Communications, Inc. (a) 1,511 63,976
Versant Media Group, Inc. (a) 718 25,855
Vertex Pharmaceuticals, Inc. *(a) 77 38,248
Vertiv Holdings Co., Class A (a) 157 52,567
VF Corp. (a)(b) 1,588 26,488
Viatris, Inc. (a)(b) 2,805 44,543
Vicor Corp. *(a) 58 22,027
Viking Holdings Ltd. *(a) 1,059 110,846
Warner Music Group Corp., Class
A (a) 144 3,898
Watts Water Technologies, Inc.,
Class A (a) 79 30,925
Weatherford International plc (a)(b) 421 34,312
Wells Fargo & Co. (a) 2,404 198,666
WESCO International, Inc. (a) 156 53,887
Western Alliance Bancorp (a) 587 48,251
Western Digital Corp. (a) 286 182,674
Westinghouse Air Brake
Technologies Corp. (a) 436 117,546
Weyerhaeuser Co., REIT (a)(b) 1,890 45,247
Woodward, Inc. (a)(b) 81 34,461
Xylem, Inc. (a)(b) 759 89,721
Zions Bancorp NA (a) 233 16,121
Zoom Communications, Inc., Class
A *(a) 368 31,762
Zscaler, Inc. *(a)(b) 269 37,969
29,641,716
TOTAL COMMON STOCKS
(Cost $39,367,764) 48,101,206
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 0 .8%
U.S. Treasury Inflation-Linked Notes
1.88%, 7/15/2035 (2)(d)(e)
(Cost $203,912) $ 207,426 202,824
Cost: $203,912 $–
NO. OF
RIGHTS
RIGHTS - 0.0% †
Spain - 0 .0% †
ACS Actividades de Construccion y
Servicios SA, expiring 7/13/2026 *
(Cost $921) 431 905
PRINCIPAL
AMOUNT
SHORT-TERM INVESTMENTS - 53.8%
REPURCHASE AGREEMENTS - 0 .4%
BNPP, 3.65%, dated
6/18/2026, due 7/9/2026,
repurchase price $102,342,
collateralized by U.S.
Treasury Inflation Linked
Notes, 1.88%, due 7/15/2035
(2)
(Cost $102,125) 102,125 102,125
INVESTMENTS SHARES VALUE ($)
INVESTMENT COMPANIES - 30 .6%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.52% (f)(g) 142,891 142,891
Limited Purpose Cash Investment
Fund, 3.64% (f) 7,495,031 7,495,031
TOTAL INVESTMENT COMPANIES
(Cost $7,637,797) 7,637,922
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 22 .8%
U.S. Treasury Bills
3.55%, 7/16/2026 (2)(h) $ 476,000 475,286
3.66%, 10/22/2026 (2)(h) 609,000 601,838
3.66%, 10/29/2026 (2)(h) 689,000 680,361
3.68%, 11/19/2026 (2)(h) 4,000,000 3,940,976
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,701,565) 5,698,461
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,441,487) 13,438,508
TOTAL LONG POSITIONS
(Cost $53,014,084) 61,743,443
SHARES
SHORT POSITIONS - (191.2)%
COMMON STOCKS - (190.4)%
Australia - ( 4 .9 ) %
Ampol Ltd. (2) (1,052) (23,812)
APA Group (2) (2,940) (20,599)
Atlas Arteria Ltd. (2) (2,027) (7,158)
Brambles Ltd. (2) (1,446) (19,524)
Cleanaway Waste Management
Ltd. (2) (1,470) (2,393)
Cochlear Ltd. (2) (581) (48,802)
Commonwealth Bank of Australia
(2) (169) (19,260)
CSL Ltd. (2) (320) (25,531)
Dyno Nobel Ltd. (2) (10,471) (28,411)
Endeavour Group Ltd. (2) (11,005) (24,754)
Glencore plc (2) (701) (4,780)
Insurance Australia Group Ltd. (2) (5,422) (30,325)
IREN Ltd. (541) (24,740)
Lendlease Corp. Ltd. (2) (407) (911)
Liontown Ltd. (2) (23,114) (27,247)
Lynas Rare Earths Ltd. (2) (4,548) (57,068)
Medibank Pvt Ltd. (2) (11,035) (37,914)
National Australia Bank Ltd. (2) (4,839) (127,067)
New Hope Corp. Ltd. (6,179) (22,845)
NEXTDC Ltd. (2) (2,509) (25,418)
Qantas Airways Ltd. (2) (3,697) (27,163)
Ramsay Health Care Ltd. (2) (1,003) (30,532)
REA Group Ltd. (2) (247) (23,794)
Reece Ltd. (2) (1,147) (13,686)
Rio Tinto plc (2) (219) (20,718)
Santos Ltd. (2) (6,542) (32,454)
SEEK Ltd. (2) (220) (2,051)
SGH Ltd. (2) (1,517) (49,000)
Telix Pharmaceuticals Ltd. (2) (2,661) (30,858)
Transurban Group (2) (6,640) (66,021)
Treasury Wine Estates Ltd. (2) (27,282) (90,259)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Australia - (4.9)% (continued)
Washington H Soul Pattinson & Co.
Ltd. (2) (736) (23,526)
Wesfarmers Ltd. (2) (1,257) (78,667)
Westpac Banking Corp. (2) (896) (21,832)
WiseTech Global Ltd. (2) (1,679) (38,519)
Woodside Energy Group Ltd. (2) (4,570) (88,379)
(1,216,018)
Belgium - ( 0 .6 ) %
Anheuser-Busch InBev SA/NV (2) (151) (12,477)
D'ieteren Group (2) (239) (46,655)
Financiere de Tubize SA (2) (64) (16,908)
Lotus Bakeries NV (2) (1) (13,263)
UCB SA (2) (170) (50,894)
(140,197)
Brazil - ( 0 .2 ) %
MercadoLibre, Inc. (27) (45,830)
Canada - ( 6 .6 ) %
Alimentation Couche-Tard, Inc. (123) (7,840)
AtkinsRealis Group, Inc. (881) (54,714)
Barrick Mining Corp. (953) (35,042)
BCE, Inc. (1,129) (24,319)
Brookfield Asset Management Ltd.,
Class A (1,814) (81,373)
Brookfield Renewable Corp. (454) (16,876)
CAE, Inc. (1,751) (43,841)
Cameco Corp. (332) (33,840)
Canadian Imperial Bank of
Commerce (596) (68,633)
Canadian Tire Corp. Ltd., Class A (303) (41,735)
Canadian Utilities Ltd., Class A (174) (6,468)
Capstone Copper Corp. (1,702) (15,637)
CGI, Inc. (673) (43,500)
Descartes Systems Group, Inc.
(The) (197) (13,645)
Dollarama, Inc. (160) (21,166)
Element Fleet Management Corp. (422) (8,709)
Enbridge, Inc. (2,909) (157,751)
Equinox Gold Corp. (3,710) (36,152)
First Majestic Silver Corp. (1,192) (20,239)
Fortis, Inc. (1,428) (81,809)
Franco-Nevada Corp. (62) (12,937)
G Mining Ventures Corp. (761) (22,284)
Gildan Activewear, Inc. (834) (42,998)
IGM Financial, Inc. (493) (27,524)
Kinross Gold Corp. (1,385) (32,793)
Manulife Financial Corp. (1,515) (61,444)
Metro, Inc., Class A (344) (21,995)
National Bank of Canada (408) (64,414)
NexGen Energy Ltd. (1,886) (17,713)
Nutrien Ltd. (400) (25,200)
Open Text Corp. (2,360) (52,234)
Pembina Pipeline Corp. (2,337) (108,129)
RB Global, Inc. (188) (21,887)
Restaurant Brands International,
Inc. (647) (46,929)
Rogers Communications, Inc.,
Class B (2,386) (77,624)
INVESTMENTS SHARES VALUE ($)
Canada - (6.6)% (continued)
Royal Bank of Canada (245) (50,733)
Shopify, Inc., Class A (259) (29,632)
TC Energy Corp. (894) (59,203)
Thomson Reuters Corp. (174) (14,212)
Triple Flag Precious Metals Corp. (219) (6,561)
Whitecap Resources, Inc. (742) (7,706)
WSP Global, Inc. (187) (23,186)
(1,640,627)
Chile - ( 0 .5 ) %
Antofagasta plc (2) (1,103) (55,981)
Lundin Mining Corp. (2,365) (57,630)
(113,611)
China - ( 0 .2 ) %
Prosus NV (2) (1,407) (61,139)
Congo, Democratic Republic of the - ( 0 .1 ) %
Ivanhoe Mines Ltd., Class A (1,776) (13,912)
Denmark - ( 1 .4 ) %
AL Sydbank (2) (149) (13,149)
Ambu A/S, Class B (2) (188) (1,756)
Carlsberg A/S, Class B (2) (447) (58,494)
Coloplast A/S, Class B (2) (34) (1,936)
Demant A/S (2) (743) (30,518)
DSV A/S (2) (300) (71,386)
NKT A/S (2) (73) (10,924)
Novo Nordisk A/S, Class B (2) (812) (38,998)
Novonesis Novozymes, Class B (1,244) (78,521)
ROCKWOOL A/S, Class B (2) (362) (11,611)
Tryg A/S (2) (1,340) (30,502)
(347,795)
Finland - ( 0 .7 ) %
Fortum OYJ (2) (510) (11,799)
Kesko OYJ, Class B (2) (578) (12,923)
Metso OYJ (2) (1,512) (26,292)
Neste OYJ (2) (1,655) (54,035)
Nokia OYJ (2) (2,986) (39,822)
Orion OYJ, Class B (2) (237) (19,469)
Stora Enso OYJ, Class R (2) (340) (3,627)
Valmet OYJ (2) (20) (483)
(168,450)
France - ( 5 .0 ) %
Accor SA (2) (789) (45,766)
Aeroports de Paris SA (2) (71) (9,258)
Air Liquide SA (2) (139) (27,526)
Airbus SE (2) (188) (41,828)
Arkema SA (2) (144) (9,084)
AXA SA (2) (838) (41,992)
BioMerieux (2) (323) (25,356)
Bollore SE (2) (1,020) (4,729)
Bureau Veritas SA (2) (610) (18,684)
Capgemini SE (2) (397) (39,856)
Cie de Saint-Gobain SA (2) (933) (84,607)
Cie Generale des Etablissements
Michelin SCA (2) (1,010) (39,017)
Danone SA (2) (1,282) (104,788)
Dassault Systemes SE (2) (1,064) (21,703)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
France - (5.0)% (continued)
Elis SA (2) (463) (14,342)
Engie SA (2) (3,041) (95,713)
EssilorLuxottica SA (2) (282) (52,952)
FDJ UNITED (2) (1,246) (30,456)
Forvia SE (2) (459) (4,596)
Getlink SE (2) (423) (8,992)
Kering SA (2) (82) (23,195)
Legrand SA (2) (341) (57,781)
L'Oreal SA (2) (120) (52,603)
Pernod Ricard SA (2) (508) (36,925)
Publicis Groupe SA (2) (824) (81,430)
Remy Cointreau SA (2) (448) (22,032)
Renault SA (2) (367) (10,543)
Rexel SA (2) (572) (25,060)
Sartorius Stedim Biotech (2) (49) (10,160)
Sodexo SA (2) (861) (49,801)
SPIE SA (2) (1,445) (83,191)
Technip Energies NV (2) (484) (18,296)
Teleperformance SE (2) (200) (10,516)
Veolia Environnement SA (2) (991) (41,296)
Vivendi SE (2) (2,365) (5,841)
(1,249,915)
Germany - ( 4 .0 ) %
Aurubis AG (2) (21) (4,353)
BASF SE (2) (828) (44,259)
Bayerische Motoren Werke AG (2) (1,037) (68,078)
Beiersdorf AG (2) (394) (33,933)
Brenntag SE (2) (239) (14,533)
Carl Zeiss Meditec AG (2) (106) (3,223)
CTS Eventim AG & Co. KGaA (2) (674) (39,368)
Deutsche Post AG (2) (851) (51,738)
Deutsche Telekom AG (Registered)
(2) (3,879) (105,759)
Fraport AG Frankfurt Airport
Services Worldwide (2) (108) (9,014)
Freenet AG (2) (567) (14,615)
Hannover Rueck SE (2) (194) (53,726)
Heidelberg Materials AG (2) (278) (53,034)
Hensoldt AG (2) (205) (15,923)
HOCHTIEF AG (2) (120) (69,558)
Infineon Technologies AG (2) (784) (73,854)
Merck KGaA (2) (249) (41,744)
MTU Aero Engines AG (2) (127) (52,921)
Nemetschek SE (2) (22) (1,339)
Puma SE (2) (157) (4,772)
RENK Group AG (2) (211) (10,185)
SAP SE (2) (421) (64,896)
Schaeffler AG (2) (704) (6,852)
Siemens AG (Registered) (2) (144) (46,297)
Siemens Healthineers AG (2)(c) (1,368) (53,356)
Symrise AG, Class A (2) (266) (26,682)
TeamViewer SE (2)(c) (2,034) (11,440)
Zalando SE (2)(c) (742) (21,500)
(996,952)
Italy - ( 2 .6 ) %
Azimut Holding SpA (2) (1,103) (44,802)
Banca Generali SpA (2) (112) (8,362)
Banco BPM SpA (2) (2,822) (48,799)
INVESTMENTS SHARES VALUE ($)
Italy - (2.6)% (continued)
BPER Banca SpA (2) (4,554) (71,548)
Brunello Cucinelli SpA (2) (285) (26,960)
Coca-Cola HBC AG (2) (271) (17,665)
Davide Campari-Milano NV (2) (1,128) (7,027)
De' Longhi SpA (2) (7) (297)
DiaSorin SpA (2) (106) (8,214)
ERG SpA (2) (280) (7,654)
Ferrari NV (2) (180) (66,905)
FinecoBank Banca Fineco SpA (2) (915) (23,007)
Infrastrutture Wireless Italiane SpA
(2)(c) (1,896) (13,356)
Italgas SpA (5,610) (64,965)
Moncler SpA (2) (179) (10,417)
Prysmian SpA (2) (588) (98,987)
Reply SpA (2) (102) (10,686)
Technoprobe SpA (2) (477) (19,140)
Terna - Rete Elettrica Nazionale (2) (2,823) (32,964)
Unipol Assicurazioni SpA (2) (2,836) (79,268)
(661,023)
Japan - ( 25 .8 ) %
ABC-Mart, Inc. (1,000) (17,224)
Aeon Co. Ltd. (2) (4,600) (38,043)
Ajinomoto Co., Inc. (2) (2,100) (76,564)
Allegro MicroSystems, Inc. (411) (28,614)
Asics Corp. (2) (4,000) (108,795)
Azbil Corp. (2) (5,100) (54,313)
Bandai Namco Holdings, Inc. (2) (400) (9,272)
Bridgestone Corp. (2) (2,000) (42,171)
Capcom Co. Ltd. (2) (4,800) (88,298)
Chiba Bank Ltd. (The) (2) (7,000) (107,233)
Chugai Pharmaceutical Co. Ltd. (2) (1,300) (60,051)
CyberAgent, Inc. (2) (2,700) (22,762)
Daifuku Co. Ltd. (2) (3,000) (132,900)
Daikin Industries Ltd. (2) (200) (30,508)
Daiwa Securities Group, Inc. (2) (11,300) (112,071)
East Japan Railway Co. (2) (2,100) (43,886)
Ebara Corp. (2) (5,100) (199,730)
Fuji Electric Co. Ltd. (2) (300) (25,411)
FUJIFILM Holdings Corp. (2) (1,200) (25,672)
Fujikura Ltd. (2) (1,000) (39,642)
Hankyu Hanshin Holdings, Inc. (2) (1,100) (28,942)
Hikari Tsushin, Inc. (2) (200) (43,947)
Hirose Electric Co. Ltd. (2) (400) (71,829)
Hitachi Construction Machinery Co.
Ltd. (2) (900) (29,505)
Hitachi Ltd. (2) (1,300) (35,979)
IHI Corp. (2) (6,000) (101,299)
Inpex Corp. (2) (3,200) (64,570)
Isuzu Motors Ltd. (2) (4,400) (58,591)
ITOCHU Corp. (2) (5,500) (62,770)
Iyogin Holdings, Inc. (2) (1,300) (25,449)
Japan Airlines Co. Ltd. (2) (200) (3,495)
Japan Post Insurance Co. Ltd. (2) (5,300) (50,098)
Japan Tobacco, Inc. (2) (1,500) (55,349)
Kandenko Co. Ltd. (2) (300) (12,522)
Kansai Electric Power Co., Inc.
(The) (2) (6,000) (84,791)
Kao Corp. (2) (2,800) (55,492)
Kawasaki Heavy Industries Ltd. (2) (5,700) (103,153)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (25.8)% (continued)
KDDI Corp. (2) (5,400) (90,708)
Keisei Electric Railway Co. Ltd. (2) (2,400) (17,176)
Keyence Corp. (2) (200) (101,097)
Kikkoman Corp. (2) (1,700) (17,439)
Kinden Corp. (2) (300) (14,809)
Konami Group Corp. (2) (400) (43,819)
Kubota Corp. (2) (7,400) (123,820)
Kyowa Kirin Co. Ltd. (2) (500) (7,958)
Lasertec Corp. (2) (500) (158,819)
M3, Inc. (2) (11,400) (127,064)
Makita Corp. (2) (1,400) (50,346)
McDonald's Holdings Co. Japan
Ltd. (200) (9,201)
Mebuki Financial Group, Inc. (2) (4,100) (35,994)
MEIJI Holdings Co. Ltd. (2) (1,100) (25,553)
Mitsubishi HC Capital, Inc. (2) (12,100) (98,289)
Mitsubishi UFJ Financial Group,
Inc. (2) (13,500) (268,961)
Mitsui & Co. Ltd. (2) (3,100) (86,561)
Mitsui Kinzoku Co. Ltd. (2) (300) (80,277)
MonotaRO Co. Ltd. (2) (5,000) (56,868)
MS&AD Insurance Group Holdings,
Inc. (2) (2,800) (72,576)
NGK Corp. (2) (1,600) (75,407)
NIDEC Corp. (2) (1,000) (16,437)
Nintendo Co. Ltd. (2) (1,200) (50,448)
Nippon Paint Holdings Co. Ltd. (2) (11,800) (76,966)
Nippon Sanso Holdings Corp. (2) (3,100) (114,991)
Nissan Motor Co. Ltd. (2) (6,000) (11,109)
Nissin Foods Holdings Co. Ltd. (2) (2,800) (47,938)
Nitori Holdings Co. Ltd. (2) (5,000) (74,092)
Nitto Denko Corp. (2) (3,100) (60,989)
Nomura Holdings, Inc. (2) (3,100) (27,218)
Nomura Research Institute Ltd. (2) (2,100) (58,913)
NTT, Inc. (2) (52,600) (46,789)
Olympus Corp. (2) (11,400) (119,372)
Open House Group Co. Ltd. (2) (300) (15,665)
Oracle Corp. Japan (2) (500) (25,628)
Oriental Land Co. Ltd. (2) (6,800) (103,550)
Osaka Gas Co. Ltd. (2) (1,000) (33,693)
Otsuka Holdings Co. Ltd. (2) (1,400) (93,183)
Pan Pacific International Holdings
Corp. (2) (2,000) (10,137)
Rakuten Bank Ltd. (2) (1,300) (41,613)
Renesas Electronics Corp. (2) (1,300) (40,130)
Resonac Holdings Corp. (2) (700) (77,867)
Ricoh Co. Ltd. (2) (1,500) (13,069)
Ryohin Keikaku Co. Ltd. (2) (800) (17,486)
Sanrio Co. Ltd. (18,300) (123,805)
Secom Co. Ltd. (2) (1,300) (51,644)
Seibu Holdings, Inc. (2) (2,400) (47,016)
Sekisui House Ltd. (2) (3,100) (64,448)
SG Holdings Co. Ltd. (2) (5,300) (50,301)
Shimano, Inc. (2) (200) (21,332)
Shiseido Co. Ltd. (2) (1,800) (29,054)
Skylark Holdings Co. Ltd. (2) (300) (5,180)
SoftBank Group Corp. (2) (300) (11,128)
Sompo Holdings, Inc. (2) (1,600) (60,784)
Sumitomo Chemical Co. Ltd. (2) (6,200) (19,786)
INVESTMENTS SHARES VALUE ($)
Japan - (25.8)% (continued)
Sumitomo Electric Industries Ltd.
(2) (4,000) (74,229)
Sumitomo Forestry Co. Ltd. (2) (4,400) (36,733)
Sumitomo Mitsui Financial Group,
Inc. (2) (2,000) (78,398)
Suntory Beverage & Food Ltd. (2) (1,100) (30,653)
Suzuki Motor Corp. (2) (8,900) (107,652)
Taisei Corp. (2) (700) (61,966)
Takeda Pharmaceutical Co. Ltd. (2) (1,200) (38,250)
TIS, Inc. (2) (1,900) (37,182)
Toho Co. Ltd. (5,200) (41,592)
Tokyo Ohka Kogyo Co. Ltd. (2) (1,200) (85,256)
Toray Industries, Inc. (2) (7,300) (51,134)
Toyo Suisan Kaisha Ltd. (2) (900) (57,643)
Toyota Tsusho Corp. (2) (300) (11,167)
Trend Micro, Inc. (2) (1,400) (51,868)
Tsuruha Holdings, Inc. (100) (1,266)
Unicharm Corp. (2) (900) (5,215)
West Japan Railway Co. (2) (500) (8,374)
Yakult Honsha Co. Ltd. (2) (2,200) (37,001)
Yamaha Motor Co. Ltd. (2) (14,000) (106,305)
Yaskawa Electric Corp. (2) (1,100) (48,519)
Yokohama Rubber Co. Ltd. (The)
(2) (1,700) (76,681)
Zensho Holdings Co. Ltd. (2) (300) (14,936)
ZOZO, Inc. (1,000) (7,067)
(6,444,531)
Kazakhstan - ( 0 .1 ) %
Freedom Holding Corp. (152) (19,831)
Luxembourg - ( 0 .3 ) %
ArcelorMittal SA (2) (752) (45,340)
CVC Capital Partners plc (2)(c) (1,642) (23,887)
Eurofins Scientific SE (2) (65) (5,087)
(74,314)
Mexico - ( 0 .1 ) %
Fresnillo plc (2) (708) (25,783)
Netherlands - ( 1 .4 ) %
ABN AMRO Bank NV, CVA (2)(c) (2,153) (91,572)
Adyen NV (2)(c) (32) (30,020)
Arcadis NV (2) (81) (3,113)
BE Semiconductor Industries NV
(2) (85) (28,071)
EXOR NV (2) (66) (5,056)
IMCD NV (2) (47) (4,250)
Koninklijke Ahold Delhaize NV (1,608) (64,711)
Koninklijke KPN NV (2) (10,105) (49,906)
Koninklijke Philips NV (2) (418) (11,367)
Koninklijke Vopak NV (2) (550) (28,640)
Magnum Ice Cream Co. NV (The) (450) (7,834)
SBM Offshore NV (2) (323) (11,166)
Universal Music Group NV (2) (1,023) (21,431)
(357,137)
Norway - ( 0 .8 ) %
Aker BP ASA (2) (2,484) (75,786)
DNB Bank ASA (2) (2,807) (83,571)
Frontline plc (597) (20,711)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Norway - (0.8)% (continued)
Mowi ASA (2) (319) (5,893)
Orkla ASA (2) (1,123) (11,807)
(197,768)
Portugal - ( 0 .2 ) %
Galp Energia SGPS SA (2) (455) (9,643)
Jeronimo Martins SGPS SA (2) (1,818) (34,819)
(44,462)
Singapore - ( 1 .1 ) %
CapitaLand Investment Ltd. (2) (16,100) (31,030)
Grab Holdings Ltd., Class A (27,473) (103,573)
Keppel Ltd. (2) (1,100) (9,330)
Singapore Telecommunications
Ltd. (2) (24,100) (82,278)
STMicroelectronics NV (2) (553) (40,906)
(267,117)
South Korea - ( 0 .1 ) %
Delivery Hero SE (2)(c) (782) (32,002)
Spain - ( 2 .3 ) %
Acciona SA (2) (51) (16,158)
Amadeus IT Group SA (2) (988) (57,799)
Banco Santander SA (2) (11,650) (161,699)
CaixaBank SA (2) (5,027) (71,223)
Endesa SA (2) (708) (32,169)
Grifols SA (2) (543) (5,562)
Iberdrola SA (2) (3,224) (80,244)
Indra Sistemas SA (2) (740) (40,589)
Mapfre SA (2) (2,933) (14,522)
Redeia Corp. SA (2) (1,644) (27,932)
Repsol SA (2) (875) (21,862)
Telefonica SA (2) (10,654) (42,817)
(572,576)
Sweden - ( 2 .3 ) %
AAK AB (2) (796) (18,788)
AddTech AB, Class B (2) (646) (22,829)
Assa Abloy AB, Class B (2) (1,759) (62,147)
Atlas Copco AB, Class A (2) (3,072) (62,266)
Beijer Ref AB, Class B (2) (587) (8,604)
Electrolux AB, Class B (2) (1,088) (3,446)
Epiroc AB, Class A (2) (604) (16,572)
EQT AB (2) (96) (2,716)
Essity AB, Class B (2) (659) (18,659)
Getinge AB, Class B (2) (416) (8,507)
H & M Hennes & Mauritz AB, Class
B (2) (1,370) (23,567)
Hexagon AB, Class B (2) (7,581) (62,720)
Holmen AB, Class B (2) (95) (2,986)
Lifco AB, Class B (2) (456) (14,945)
Nibe Industrier AB, Class B (2) (903) (3,357)
Nordnet AB publ (2) (332) (12,627)
Saab AB, Class B (2) (886) (46,191)
Securitas AB, Class B (2) (1,075) (17,654)
Skandinaviska Enskilda Banken AB,
Class A (2) (4,415) (87,906)
SKF AB, Class B (2) (484) (12,432)
SSAB AB, Class B (2) (801) (7,407)
INVESTMENTS SHARES VALUE ($)
Sweden - (2.3)% (continued)
Svenska Cellulosa AB SCA, Class
B (2) (1,886) (19,288)
Tele2 AB, Class B (2) (2,137) (37,188)
Trelleborg AB, Class B (2) (236) (9,833)
(582,635)
Switzerland - ( 5 .5 ) %
Bachem Holding AG, Class B (2) (130) (12,167)
Banque Cantonale Vaudoise
(Registered) (2) (78) (11,419)
Barry Callebaut AG (Registered) (2) (3) (4,148)
Belimo Holding AG (Registered) (2) (79) (88,826)
Chocoladefabriken Lindt &
Spruengli AG (2) (5) (58,084)
Cie Financiere Richemont SA
(Registered) (2) (718) (165,734)
EFG International AG (2) (110) (2,205)
EMS-Chemie Holding AG
(Registered) (2) (2) (1,714)
Geberit AG (Registered) (2) (78) (52,051)
Georg Fischer AG (Registered) (2) (616) (31,901)
Helvetia Baloise Holding AG (2) (179) (46,164)
Julius Baer Group Ltd. (2) (229) (19,786)
Lonza Group AG (Registered) (2) (92) (62,064)
Partners Group Holding AG (2) (182) (149,073)
Sandoz Group AG (2) (1,770) (159,927)
Schindler Holding AG (2) (139) (46,078)
SIG Group AG (2) (681) (11,394)
Sika AG (Registered) (2) (289) (59,596)
Sonova Holding AG (Registered) (2) (122) (28,956)
Straumann Holding AG (Registered)
(2) (542) (71,245)
Sulzer AG (Registered) (2) (85) (14,112)
Swatch Group AG (The) (2) (53) (12,953)
Swiss Life Holding AG (Registered)
(2) (123) (135,210)
Swisscom AG (Registered) (2) (85) (65,563)
Tecan Group AG (Registered) (2) (79) (15,800)
Temenos AG (Registered) (2) (279) (22,825)
VAT Group AG (2)(c) (3) (2,631)
Ypsomed Holding AG (Registered)
(2) (30) (13,533)
(1,365,159)
Thailand - ( 0 .1 ) %
Fabrinet (35) (19,673)
Turkiye - ( 0 .0 ) % †
Eldorado Gold Corp. (288) (8,963)
United Kingdom - ( 6 .1 ) %
Aberdeen Group plc (2) (4,327) (13,675)
Admiral Group plc (2) (197) (9,304)
Associated British Foods plc (2) (4,417) (116,117)
AstraZeneca plc (2) (597) (111,462)
Autotrader Group plc (2)(c) (2,244) (14,859)
Aviva plc (2) (12,248) (105,600)
B&M European Value Retail plc (2) (10,215) (26,444)
Babcock International Group plc (2) (2,743) (34,669)
BAE Systems plc (2) (2,740) (67,148)
Bellway plc (834) (21,439)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (6.1)% (continued)
British American Tobacco plc (2) (1,696) (104,954)
BT Group plc (2) (30,639) (77,295)
Bunzl plc (2) (1,630) (56,885)
Convatec Group plc (2)(c) (2,833) (8,079)
Diageo plc (2) (308) (6,203)
easyJet plc (2) (178) (1,317)
Halma plc (2) (174) (9,095)
HSBC Holdings plc (2) (11,370) (214,999)
ICG plc (2) (163) (3,653)
IMI plc (2) (1,440) (56,728)
Informa plc (2) (1,370) (16,437)
J Sainsbury plc (2) (13,993) (59,381)
JD Sports Fashion plc (2) (4,480) (5,035)
Johnson Matthey plc (2) (474) (11,903)
Legal & General Group plc (2) (9,815) (37,212)
M&G plc (2) (8,024) (35,798)
Marks & Spencer Group plc (2) (8,255) (40,749)
Melrose Industries plc (2) (1,562) (9,849)
Pearson plc (2) (2,743) (43,590)
Pennon Group plc (2) (446) (2,755)
Rotork plc (2) (754) (2,955)
Severn Trent plc (2) (100) (3,915)
Smith & Nephew plc (2) (951) (13,744)
Smiths Group plc (2) (667) (22,658)
SSE plc (2) (2,096) (67,622)
St James's Place plc (2) (670) (10,773)
Tate & Lyle plc (2) (1,669) (12,261)
Weir Group plc (The) (2) (465) (14,832)
Whitbread plc (2) (450) (14,247)
Wise Group plc, Class A (2) (3,097) (37,125)
(1,522,766)
United States - ( 117 .4 ) %
A O Smith Corp. (1,215) (76,205)
AAON, Inc. (178) (22,581)
Abbott Laboratories (1,702) (154,439)
AbbVie, Inc. (632) (159,036)
Acadia Healthcare Co., Inc. (3,216) (94,968)
Advanced Drainage Systems, Inc. (198) (31,078)
Advanced Micro Devices, Inc. (74) (42,987)
AECOM (467) (32,597)
Aegon Ltd. (2) (4,622) (39,335)
AeroVironment, Inc. (190) (31,363)
Affirm Holdings, Inc., Class A (414) (33,762)
Aflac, Inc. (1,356) (158,991)
Agree Realty Corp., REIT (522) (39,536)
Air Products and Chemicals, Inc. (272) (79,745)
Alaska Air Group, Inc. (1,219) (63,632)
Albertsons Cos., Inc., Class A (2,741) (37,086)
Allegion plc (226) (31,751)
Allstate Corp. (The) (523) (124,443)
Ally Financial, Inc. (432) (19,850)
Alphabet, Inc., Class A (902) (322,349)
Amcor plc (2,275) (98,621)
Amentum Holdings, Inc. (1,104) (22,820)
American Express Co. (707) (239,143)
American Healthcare REIT, Inc.,
REIT (3,822) (199,317)
American Homes 4 Rent, Class A,
REIT (770) (25,810)
INVESTMENTS SHARES VALUE ($)
United States - (117.4)% (continued)
Americold Realty Trust, Inc., REIT (497) (7,813)
Amgen, Inc. (175) (63,371)
Amkor Technology, Inc. (532) (45,874)
Analog Devices, Inc. (172) (68,313)
APA Corp. (286) (9,315)
API Group Corp. (1,445) (61,196)
Apollo Global Management, Inc. (279) (33,008)
Appfolio, Inc., Class A (111) (17,799)
Apple, Inc. (946) (273,735)
AppLovin Corp., Class A (144) (74,193)
Aptiv plc (568) (34,864)
Archer-Daniels-Midland Co. (724) (55,314)
Ares Capital Corp. (7,401) (137,141)
Armstrong World Industries, Inc. (114) (18,288)
Arrowhead Pharmaceuticals, Inc. (643) (52,411)
Arthur J Gallagher & Co. (591) (135,676)
Associated Banc-Corp. (2,310) (71,079)
Assurant, Inc. (539) (144,738)
Assured Guaranty Ltd. (192) (15,391)
AST SpaceMobile, Inc. (355) (31,545)
Astera Labs, Inc. (80) (38,642)
AT&T, Inc. (2,464) (51,005)
Aurora Innovation, Inc. (5,798) (39,542)
Avantor, Inc. (910) (9,009)
Avery Dennison Corp. (406) (65,914)
Avient Corp. (1,037) (38,328)
Avis Budget Group, Inc. (467) (69,037)
Axon Enterprise, Inc. (131) (73,440)
Baker Hughes Co., Class A (1,169) (64,880)
Bank OZK (413) (21,513)
Baxter International, Inc. (1,339) (28,547)
Belden, Inc. (615) (73,745)
Bentley Systems, Inc., Class B (3,783) (113,074)
BILL Holdings, Inc. (675) (24,408)
Bio-Rad Laboratories, Inc., Class A (300) (88,083)
Bio-Techne Corp. (2,025) (143,066)
BJ's Wholesale Club Holdings, Inc. (299) (26,079)
Black Hills Corp. (650) (48,360)
Blackbaud, Inc. (429) (12,707)
Blackstone Secured Lending Fund (2,750) (65,203)
Blackstone, Inc. (427) (50,245)
Bloom Energy Corp., Class A (40) (12,108)
Blue Owl Capital Corp. (5,893) (64,057)
BOK Financial Corp. (541) (75,134)
Brixmor Property Group, Inc., REIT (2,484) (78,321)
Brown & Brown, Inc. (1,027) (65,882)
Brown-Forman Corp., Class B (770) (20,521)
Builders FirstSource, Inc. (770) (68,900)
Bunge Global SA (370) (39,490)
Buzzi SpA (2) (253) (12,959)
BWX Technologies, Inc. (52) (10,122)
Cabot Corp. (644) (58,488)
Cadence Design Systems, Inc. (36) (13,512)
Cardinal Health, Inc. (160) (38,010)
CareTrust REIT, Inc., REIT (804) (32,441)
Carlyle Secured Lending, Inc. (760) (8,003)
Carvana Co., Class A (693) (45,613)
Casey's General Stores, Inc. (29) (23,049)
Cava Group, Inc. (293) (22,995)
Cboe Global Markets, Inc. (370) (89,788)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (117.4)% (continued)
CBRE Group, Inc., Class A (809) (108,964)
CCC Intelligent Solutions Holdings,
Inc. (4,085) (21,079)
Celanese Corp., Class A (948) (43,608)
Celsius Holdings, Inc. (373) (10,921)
Cencora, Inc. (354) (100,175)
CenterPoint Energy, Inc. (5,068) (223,195)
Central BanCo, Inc. (35) (1,063)
Certara, Inc. (5,663) (37,093)
CF Industries Holdings, Inc. (510) (55,213)
CH Robinson Worldwide, Inc. (552) (103,964)
Charles River Laboratories
International, Inc. (185) (41,956)
Charles Schwab Corp. (The) (1,134) (104,634)
Cheniere Energy, Inc. (329) (78,634)
Choice Hotels International, Inc. (496) (54,694)
Churchill Downs, Inc. (305) (27,340)
Cigna Group (The) (276) (76,088)
Cincinnati Financial Corp. (370) (68,502)
Cintas Corp. (363) (61,739)
Clarivate plc (10,127) (21,874)
Clearway Energy, Inc., Class C (1,277) (43,648)
Cleveland-Cliffs, Inc. (2,516) (23,625)
Clorox Co. (The) (104) (9,926)
CME Group, Inc. (446) (98,490)
CNX Resources Corp. (1,971) (66,876)
Coca-Cola Co. (The) (1,388) (112,803)
Cognizant Technology Solutions
Corp., Class A (1,152) (44,617)
Coherent Corp. (141) (55,620)
Coinbase Global, Inc., Class A (540) (78,943)
Comcast Corp., Class A (1,842) (45,221)
Constellation Brands, Inc., Class A (518) (72,049)
Constellation Energy Corp. (163) (40,484)
Core & Main, Inc., Class A (649) (31,314)
Corebridge Financial, Inc. (2,432) (69,628)
Corning, Inc. (277) (70,754)
Corteva, Inc. (1,578) (133,641)
Coty, Inc., Class A (8,195) (17,701)
Cousins Properties, Inc., REIT (747) (22,395)
Crane NXT Co. (1,731) (88,558)
Credit Acceptance Corp. (34) (21,649)
CRH plc (1,286) (137,602)
Crown Castle, Inc., REIT (172) (13,026)
CSX Corp. (103) (4,896)
CubeSmart, REIT (2,643) (105,112)
Cullen/Frost Bankers, Inc. (384) (59,336)
Cytokinetics, Inc. (59) (5,026)
Deere & Co. (177) (112,276)
DENTSPLY SIRONA, Inc. (1,890) (20,053)
Devon Energy Corp. (5,695) (235,317)
Diamondback Energy, Inc. (150) (26,367)
Dick's Sporting Goods, Inc. (446) (101,157)
Digital Realty Trust, Inc., REIT (351) (63,033)
DigitalOcean Holdings, Inc. (269) (42,241)
Dillard's, Inc., Class A (45) (23,779)
Dolby Laboratories, Inc., Class A (408) (21,453)
Dollar Tree, Inc. (351) (42,453)
Donaldson Co., Inc. (1,136) (101,979)
DoorDash, Inc., Class A (269) (49,639)
INVESTMENTS SHARES VALUE ($)
United States - (117.4)% (continued)
Doximity, Inc., Class A (811) (16,820)
Dropbox, Inc., Class A (1,854) (50,929)
DT Midstream, Inc. (508) (74,544)
Duke Energy Corp. (2,270) (287,338)
Dutch Bros, Inc., Class A (558) (40,070)
DXC Technology Co. (3,684) (32,603)
Dycom Industries, Inc. (169) (85,445)
EastGroup Properties, Inc., REIT (79) (16,000)
Eastman Chemical Co. (375) (25,118)
Eaton Corp. plc (504) (214,764)
EchoStar Corp., Class A (386) (39,179)
Elanco Animal Health, Inc. (3,564) (87,710)
Element Solutions, Inc. (2,024) (96,646)
elf Beauty, Inc. (286) (21,164)
Emerson Electric Co. (152) (21,759)
Ensign Group, Inc. (The) (243) (38,953)
Entegris, Inc. (339) (60,973)
Entergy Corp. (1,046) (120,144)
EPAM Systems, Inc. (272) (21,583)
EQT Corp. (309) (16,430)
Equity LifeStyle Properties, Inc.,
REIT (1,038) (66,899)
Equity Residential, REIT (1,634) (110,998)
Erie Indemnity Co., Class A (158) (37,881)
Esab Corp. (367) (36,197)
Essent Group Ltd. (1,055) (67,815)
Essex Property Trust, Inc., REIT (94) (27,409)
Etsy, Inc. (985) (74,200)
Euronet Worldwide, Inc. (350) (25,617)
Evergy, Inc. (1,001) (86,516)
Everpure, Inc., Class A (644) (50,741)
Everus Construction Group, Inc. (132) (21,905)
Exelon Corp. (1,296) (60,420)
Expand Energy Corp. (444) (40,488)
Expeditors International of
Washington, Inc. (1,045) (170,314)
Experian plc (2) (285) (9,606)
F5, Inc. (131) (54,491)
Fair Isaac Corp. (37) (44,207)
Fastenal Co. (551) (26,465)
Ferguson Enterprises, Inc. (235) (55,773)
Ferrovial NV (2) (699) (47,910)
Fifth Third Bancorp (4,794) (270,238)
First American Financial Corp. (878) (60,222)
First Citizens BancShares, Inc.,
Class A (36) (74,908)
First Financial Bankshares, Inc. (136) (4,706)
First Solar, Inc. (282) (66,541)
Fiserv, Inc. (98) (4,807)
Flex Ltd. (420) (68,069)
Floor & Decor Holdings, Inc., Class
A (1,413) (83,876)
Flowers Foods, Inc. (587) (4,637)
Flowserve Corp. (1,267) (93,961)
Flutter Entertainment plc (195) (19,923)
FMC Corp. (381) (4,382)
Fortive Corp. (384) (23,459)
Fortune Brands Innovations, Inc. (701) (38,485)
Fox Corp., Class A (2,321) (121,063)
Franklin Resources, Inc. (525) (17,467)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (117.4)% (continued)
Freshpet, Inc. (268) (15,844)
FS KKR Capital Corp. (3,637) (38,189)
FTI Consulting, Inc. (396) (59,008)
GATX Corp. (262) (46,424)
GE HealthCare Technologies, Inc. (959) (61,386)
Gen Digital, Inc. (2,742) (68,248)
Gentex Corp. (2,268) (57,312)
Genuine Parts Co. (515) (60,760)
GFL Environmental, Inc. (26) (956)
Gilead Sciences, Inc. (1,329) (167,906)
Glacier Bancorp, Inc. (907) (46,783)
Globant SA (765) (22,139)
Globus Medical, Inc., Class A (454) (35,871)
Goldman Sachs BDC, Inc. (1,257) (11,916)
Golub Capital BDC, Inc. (2,519) (32,445)
Goodyear Tire & Rubber Co. (The) (1,126) (7,432)
Graco, Inc. (397) (30,017)
Grand Canyon Education, Inc. (90) (12,880)
Guidewire Software, Inc. (264) (32,485)
GXO Logistics, Inc. (1,702) (86,291)
Haleon plc (2) (13,892) (64,016)
Hamilton Lane, Inc., Class A (496) (39,100)
Hancock Whitney Corp. (789) (58,954)
Harley-Davidson, Inc. (1,173) (28,692)
HCA Healthcare, Inc. (72) (28,072)
Healthcare Realty Trust, Inc., REIT (2,620) (52,845)
Hecla Mining Co. (3,664) (56,536)
HEICO Corp. (90) (32,057)
Henry Schein, Inc. (487) (40,674)
Hershey Co. (The) (674) (118,253)
Hexcel Corp. (33) (3,302)
HF Sinclair Corp. (1,260) (87,759)
Highwoods Properties, Inc., REIT (1,319) (39,781)
Hilton Grand Vacations, Inc. (982) (51,427)
Hims & Hers Health, Inc. (1,479) (51,277)
Home BancShares, Inc. (1,477) (42,168)
Home Depot, Inc. (The) (353) (124,496)
Hormel Foods Corp. (1,400) (34,748)
Houlihan Lokey, Inc., Class A (72) (9,657)
Howard Hughes Holdings, Inc. (54) (3,860)
Howmet Aerospace, Inc. (363) (97,596)
Hubbell, Inc., Class B (60) (31,392)
Huntington Bancshares, Inc. (5,273) (93,490)
Hyatt Hotels Corp., Class A (836) (162,050)
IDEX Corp. (307) (69,674)
IDEXX Laboratories, Inc. (149) (78,440)
Independence Realty Trust, Inc.,
REIT (3,173) (52,957)
Ingersoll Rand, Inc. (1,288) (105,603)
Ingram Micro Holding Corp. (663) (18,186)
Insmed, Inc. (220) (23,456)
InterDigital, Inc. (51) (14,440)
International Paper Co. (2,243) (85,458)
Intuit, Inc. (66) (17,226)
Intuitive Surgical, Inc. (43) (17,100)
Ionis Pharmaceuticals, Inc. (978) (77,546)
IonQ, Inc. (2,016) (107,372)
IPG Photonics Corp. (45) (5,279)
Jack Henry & Associates, Inc. (75) (10,331)
James Hardie Industries plc, ADR (390) (10,210)
INVESTMENTS SHARES VALUE ($)
United States - (117.4)% (continued)
Janus Henderson Group plc (1,488) (77,302)
Johnson & Johnson (1,084) (275,304)
Karman Holdings, Inc. (488) (24,361)
KB Home (349) (21,844)
KBR, Inc. (16) (552)
Keurig Dr Pepper, Inc. (4,862) (159,133)
KeyCorp (2,812) (64,817)
Kilroy Realty Corp., REIT (1,754) (65,722)
Kimberly-Clark Corp. (748) (82,108)
Kinsale Capital Group, Inc. (129) (42,545)
Kraft Heinz Co. (The) (2,584) (61,034)
Kratos Defense & Security
Solutions, Inc. (778) (38,791)
Kroger Co. (The) (1,138) (63,193)
L3Harris Technologies, Inc. (328) (95,314)
Labcorp Holdings, Inc. (299) (83,720)
Lantheus Holdings, Inc. (367) (40,715)
Lattice Semiconductor Corp. (173) (26,462)
Leidos Holdings, Inc. (302) (31,097)
Lennar Corp., Class A (639) (57,823)
Liberty Capital Corp., Class C (496) (10,694)
Liberty Live Holdings, Inc., Class C (91) (9,613)
Liberty Media Corp-Liberty Formula
One, Class A (375) (32,828)
Lincoln National Corp. (2,500) (88,375)
Linde plc (253) (131,292)
Lithia Motors, Inc., Class A (123) (35,730)
Live Nation Entertainment, Inc. (101) (18,494)
LKQ Corp. (796) (20,959)
Loar Holdings, Inc. (595) (47,963)
Loews Corp. (755) (85,474)
Lowe's Cos., Inc. (402) (88,637)
LPL Financial Holdings, Inc. (451) (127,038)
Lyft, Inc., Class A (1,642) (23,990)
M&T Bank Corp. (206) (49,030)
MACOM Technology Solutions
Holdings, Inc. (57) (21,681)
Macy's, Inc. (1,699) (40,011)
Madison Square Garden Sports
Corp., Class A (192) (77,153)
ManpowerGroup, Inc. (496) (16,750)
Marathon Petroleum Corp. (173) (44,231)
Markel Group, Inc. (14) (27,342)
Marriott International, Inc., Class A (232) (85,977)
Martin Marietta Materials, Inc. (121) (69,781)
Marvell Technology, Inc. (207) (61,663)
Marzetti Co. (The) (44) (5,023)
MasTec, Inc. (199) (82,796)
Mastercard, Inc., Class A (118) (60,605)
Mattel, Inc. (2,330) (32,340)
Maximus, Inc. (658) (35,374)
McKesson Corp. (19) (14,356)
MDU Resources Group, Inc. (1,122) (23,798)
Meta Platforms, Inc., Class A (155) (87,310)
Middleby Corp. (The) (28) (4,816)
Millrose Properties, Inc., Class A,
REIT (1,190) (35,760)
MKS, Inc. (124) (55,155)
Moderna, Inc. (322) (22,550)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (117.4)% (continued)
Mondelez International, Inc., Class
A (4,607) (266,469)
Monolithic Power Systems, Inc. (87) (120,265)
Monster Beverage Corp. (835) (80,260)
Moody's Corp. (137) (62,050)
Moog, Inc., Class A (42) (17,801)
Motorola Solutions, Inc. (190) (78,905)
MP Materials Corp. (347) (19,435)
Murphy Oil Corp. (561) (18,266)
nCino, Inc. (1,969) (32,193)
Netflix, Inc. (946) (67,544)
New Mountain Finance Corp. (1,037) (7,435)
NextEra Energy, Inc. (1,320) (115,856)
Nextpower, Inc., Class A (633) (75,416)
NIKE, Inc., Class B (2,106) (86,451)
Nordson Corp. (59) (17,800)
Northrop Grumman Corp. (145) (73,850)
Norwegian Cruise Line Holdings
Ltd. (4,681) (98,816)
NOV, Inc. (818) (15,174)
Novanta, Inc. (439) (71,223)
NRG Energy, Inc. (197) (28,774)
NVR, Inc. (4) (27,254)
Oaktree Specialty Lending Corp. (1,043) (12,453)
OGE Energy Corp. (164) (7,980)
Ollie's Bargain Outlet Holdings, Inc. (111) (8,534)
ON Semiconductor Corp. (365) (34,507)
ONEOK, Inc. (260) (22,604)
Onto Innovation, Inc. (182) (68,878)
Option Care Health, Inc. (3,131) (65,657)
O'Reilly Automotive, Inc. (491) (45,216)
Ormat Technologies, Inc. (306) (33,323)
Palo Alto Networks, Inc. (310) (105,716)
Parker-Hannifin Corp. (5) (4,891)
Parsons Corp. (401) (21,008)
Paychex, Inc. (671) (65,979)
Paycom Software, Inc. (266) (33,431)
Pegasystems, Inc. (983) (29,461)
Performance Food Group Co. (65) (7,266)
Permian Resources Corp., Class A (257) (4,731)
Perrigo Co. plc (2,954) (30,692)
Pfizer, Inc. (1,475) (35,518)
Pinnacle West Capital Corp. (415) (44,405)
Planet Fitness, Inc., Class A (325) (16,955)
Pool Corp. (88) (18,911)
Post Holdings, Inc. (321) (28,331)
PPG Industries, Inc. (384) (46,575)
PPL Corp. (1,581) (57,469)
Primerica, Inc. (55) (15,631)
Procore Technologies, Inc. (416) (16,898)
Procter & Gamble Co. (The) (776) (113,793)
PTC, Inc. (680) (77,255)
Public Service Enterprise Group,
Inc. (447) (36,279)
Public Storage, REIT (237) (75,439)
PulteGroup, Inc. (43) (5,900)
PVH Corp. (177) (13,144)
QIAGEN NV (2) (1,105) (42,746)
Qnity Electronics, Inc. (297) (48,503)
QUALCOMM, Inc. (377) (69,666)
INVESTMENTS SHARES VALUE ($)
United States - (117.4)% (continued)
Qualys, Inc. (211) (29,010)
Quanta Services, Inc. (195) (140,408)
QuantumScape Corp. (5,315) (40,181)
QXO, Inc. (3,710) (64,109)
Ralliant Corp. (388) (28,568)
Ralph Lauren Corp., Class A (211) (84,698)
Range Resources Corp. (858) (31,909)
Raymond James Financial, Inc. (133) (20,220)
Rayonier, Inc., REIT (2,994) (63,712)
RBC Bearings, Inc. (44) (28,339)
Realty Income Corp., REIT (3,200) (198,272)
Regal Rexnord Corp. (292) (69,551)
Regency Centers Corp., REIT (650) (51,831)
Regions Financial Corp. (6,031) (182,136)
Reliance, Inc. (89) (33,250)
Repligen Corp. (332) (45,298)
Republic Services, Inc., Class A (528) (112,506)
ResMed, Inc. (253) (49,305)
Revvity, Inc. (489) (54,406)
Rexford Industrial Realty, Inc., REIT (2,017) (67,570)
RH (290) (47,772)
RingCentral, Inc., Class A (1,131) (44,086)
Rivian Automotive, Inc., Class A (3,490) (60,552)
RLI Corp. (610) (36,033)
Robinhood Markets, Inc., Class A (344) (34,496)
Rocket Lab Corp. (128) (13,011)
Rollins, Inc. (1,487) (62,067)
Royal Caribbean Cruises Ltd. (42) (13,336)
Royal Gold, Inc. (124) (24,752)
Royalty Pharma plc, Class A (1,699) (95,263)
RTX Corp. (398) (75,513)
Ryan Specialty Holdings, Inc.,
Class A (749) (28,282)
SailPoint, Inc. (954) (13,967)
Samsara, Inc., Class A (696) (22,571)
Schneider Electric SE (2) (290) (94,895)
Scotts Miracle-Gro Co. (The) (429) (29,219)
Seaboard Corp. (2) (8,929)
SEI Investments Co. (972) (85,254)
SharkNinja, Inc. (813) (123,796)
Shell plc (2) (389) (15,115)
Sherwin-Williams Co. (The) (125) (43,040)
Shift4 Payments, Inc., Class A (1,892) (92,027)
Signify NV (2)(c) (149) (2,845)
Silgan Holdings, Inc. (1,734) (80,440)
Simon Property Group, Inc., REIT (806) (180,262)
Sirius XM Holdings, Inc. (1,407) (41,563)
SiTime Corp. (20) (14,911)
Sixth Street Specialty Lending, Inc. (738) (12,671)
SLB Ltd. (2,002) (93,073)
SLM Corp. (1,117) (28,975)
Snap-on, Inc. (291) (117,098)
SoFi Technologies, Inc. (4,444) (79,681)
Somnigroup International, Inc. (891) (69,854)
Southern Co. (The) (1,377) (131,793)
Southwest Airlines Co. (841) (43,244)
Southwest Gas Holdings, Inc. (153) (13,568)
Spire, Inc. (580) (45,292)
SPX Technologies, Inc. (304) (74,532)
STAG Industrial, Inc., REIT (1,272) (48,412)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (117.4)% (continued)
StandardAero, Inc. (2,665) (79,710)
Starbucks Corp. (476) (48,642)
Strategy, Inc., Class A (247) (21,472)
Summit Therapeutics, Inc. (2,110) (30,743)
Sun Communities, Inc., REIT (379) (45,446)
Swiss Re AG (2) (669) (106,337)
Synaptics, Inc. (454) (56,400)
Talen Energy Corp. (100) (38,426)
Teledyne Technologies, Inc. (152) (101,369)
Teleflex, Inc. (202) (25,606)
Tenaris SA (2) (3,330) (92,182)
Terex Corp. (431) (31,200)
Tetra Tech, Inc. (393) (11,354)
TFS Financial Corp. (273) (4,838)
Thermo Fisher Scientific, Inc. (265) (132,860)
Thor Industries, Inc. (534) (40,135)
Timken Co. (The) (711) (103,323)
Toast, Inc., Class A (615) (17,109)
TPG, Inc. (1,908) (77,369)
Tractor Supply Co. (1,310) (41,409)
Trade Desk, Inc. (The), Class A (747) (13,506)
TransDigm Group, Inc. (57) (75,926)
Travel + Leisure Co. (798) (60,991)
Trimble, Inc. (1,169) (59,829)
Tyler Technologies, Inc. (288) (84,228)
Uber Technologies, Inc. (545) (39,327)
Ubiquiti, Inc. (83) (44,324)
UFP Industries, Inc. (273) (24,772)
U-Haul Holding Co. (389) (22,445)
UiPath, Inc., Class A (1,619) (17,599)
UL Solutions, Inc., Class A (397) (40,438)
Ulta Beauty, Inc. (46) (20,745)
UMB Financial Corp. (641) (91,509)
Under Armour, Inc., Class A (4,233) (27,049)
United Airlines Holdings, Inc. (606) (82,410)
United Bankshares, Inc. (622) (28,506)
Universal Display Corp. (165) (14,287)
US Foods Holding Corp. (93) (9,509)
Vail Resorts, Inc. (366) (49,831)
Valley National Bancorp (6,707) (98,258)
Valvoline, Inc. (868) (34,321)
Versigent plc (451) (18,947)
VICI Properties, Inc., Class A, REIT (1,577) (41,869)
Viking Therapeutics, Inc. (818) (31,910)
Visa, Inc., Class A (445) (152,675)
Visteon Corp. (470) (46,629)
Vistra Corp. (355) (56,314)
Vontier Corp. (2,006) (58,174)
Voya Financial, Inc. (68) (6,156)
Vulcan Materials Co. (185) (54,577)
W R Berkley Corp. (1,694) (119,478)
Walmart, Inc. (2,615) (296,176)
Walt Disney Co. (The) (848) (81,620)
Waste Connections, Inc. (179) (29,838)
Waste Management, Inc. (467) (104,085)
Waters Corp. (114) (42,755)
Watsco, Inc. (111) (46,257)
Wayfair, Inc., Class A (175) (16,174)
WEC Energy Group, Inc. (678) (79,170)
Welltower, Inc., REIT (21) (4,766)
INVESTMENTS SHARES VALUE ($)
United States - (117.4)% (continued)
West Pharmaceutical Services, Inc. (126) (45,234)
Western Union Co. (The) (4,996) (38,469)
WEX, Inc. (549) (77,458)
Whirlpool Corp. (320) (12,614)
White Mountains Insurance Group
Ltd. (17) (35,248)
Williams Cos., Inc. (The) (1,339) (99,541)
Willis Towers Watson plc (268) (70,047)
WillScot Holdings Corp. (3,911) (112,871)
Wingstop, Inc. (207) (35,896)
Wintrust Financial Corp. (382) (61,395)
Workday, Inc., Class A (353) (43,214)
WP Carey, Inc., REIT (221) (15,802)
WW Grainger, Inc. (41) (55,776)
Wyndham Hotels & Resorts, Inc. (95) (8,000)
Wynn Resorts Ltd. (967) (93,886)
Xcel Energy, Inc. (926) (74,358)
XPO, Inc. (745) (152,941)
YETI Holdings, Inc. (95) (4,708)
Yum! Brands, Inc. (1,285) (205,420)
Zebra Technologies Corp., Class A (159) (41,858)
Zillow Group, Inc., Class C (549) (17,304)
Zimmer Biomet Holdings, Inc. (368) (31,681)
ZoomInfo Technologies, Inc., Class
A (3,753) (10,996)
(29,339,596)
Zambia - ( 0 .0 ) % †
First Quantum Minerals Ltd. (153) (4,179)
TOTAL COMMON STOCKS
(Proceeds $(50,809,427))                                                     (47,533,961)
PREFERRED STOCKS - (0.8)%
Germany - ( 0 .8 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (725) (36,195)
Henkel AG & Co. KGaA
(Preference) (2) (665) (55,926)
Sartorius AG (Preference) (2) (117) (30,695)
Volkswagen AG (Preference) (2) (1,036) (83,109)
TOTAL PREFERRED STOCKS
(Proceeds $(232,118))                                                     (205,925)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS
NO. OF
RIGHTS VALUE ($)
RIGHTS - 0.0%
United States - 0 .0%
Walgreens Boots Alliance, Inc.,
CVR (3)
(Proceeds $–) (659) –
TOTAL SHORT POSITIONS
(Proceeds $(51,041,545)) (47,739,886)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 56.1%
(Cost $1,972,539) 14,003,557
OTHER ASSETS IN EXCESS OF
LIABILITIES - 43.9%
‡
10,969,137
NET ASSETS - 100.0% 24,972,694
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (593,904) ( 2 .4 ) %
Consumer Discretionary (67,405) ( 0 .3 )
Consumer Staples (665,915) ( 2 .7 )
Energy (43,984) ( 0 .2 )
Financials 140,912 0 .6
Health Care 155,285 0 .6
Industrials 609,100 2 .4
Information Technology 1,010,114 4 .1
Materials (211,876) ( 0 .8 )
Real Estate (138,191) ( 0 .5 )
Utilities 168,089 0 .7
Investment Companies 7,637,922 30 .6
Repurchase Agreements 102,125 0 .4
U.S. Treasury Obligations 5,901,285 23 .6
Total Investments In Securities
At Value 14,003,557 56 .1
Other Assets in Excess of
Liabilities ‡ 10,969,137 43 .9
Net Assets
$ 24,972,694 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts, and value of reverse repurchase agreements.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2026 amounted to $46,908,522, which is inclusive of rehypothecated amounts disclosed below. Additional securities sold but not yet settled totaling
$14,518 were also segregated. In addition, $6,207,855 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated. Total value of all such securities at June 30, 2026 amounted to $6,095,551. Additional securities sold but not yet settled totaling $11,331 were also rehypothecated.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2026 amounted to $290,553 of investments in securities and
$(341,742) of securities sold short, which represents 1.16% and (1.37)% of net assets of the Fund, respectively.
(d) Inflation-protected security.
(e) On June 30, 2026, securities valued at $202,824 were pledged as collateral for repurchase and reverse repurchase agreements outstanding.
(f) Represents 7-day effective yield as of June 30, 2026.
(g) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(h) The rate shown was the effective yield at the date of purchase.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 5).
Reverse repurchase agreements outstanding as of June 30, 2026:
Over-the-Counter
COUNTERPARTY
TRADE
DATE RATE
MATURITY
DATE CURRENCY
PRINCIPAL
AMOUNT AND
VALUE
BNPP 6/30/2026 3.72% 7/9/2026 USD $ 203,250
BNPP 6/8/2026 3.75% 7/9/2026 USD 100,750
$ 304,000
The weighted average daily balance of the reverse repurchase agreements during the period ended June 30, 2026 was $162,320 at a net weighted average interest rate of 3.54%.

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
Credit default swap contracts outstanding - buy protection as of June 30, 2026:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
46.V2 5 .00 % Quarterly 6/20/2031 3 .04 % USD 56,000 $ (4,870) $ 324 $ (4,546)
Markit CDX North America
High Yield Index Series
46.V2 5 .00 Quarterly 6/20/2031 3 .04 USD 56,000 (4,869) 323 (4,546)
$ (9,739) $ 647 $ (9,092)
Credit default swap contracts outstanding - sell protection as of June 30, 2026 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 45.V1 5 .00 % Quarterly 6/20/2031 2 .45 % EUR 37,000 $ 4,082 $ 606 $ 4,688
iTraxx Europe Crossover
Index Series 45.V1 5 .00 Quarterly 6/20/2031 2 .45 EUR 37,000 4,082 606 4,688
Markit CDX North America
Investment Grade Index
Series 46.V1 1 .00 Quarterly 6/20/2031 0 .51 USD 193,000 4,219 66 4,285
Markit CDX North America
Investment Grade Index
Series 46.V1 1 .00 Quarterly 6/20/2031 0 .51 USD 193,000 4,220 65 4,285
$ 16,603 $ 1,343 $ 17,946
Forward effective interest rate swap contracts outstanding as of June 30, 2026:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CLICP Semi 4.50% Semi 12/18/2028 CLP 15,000,000 $ (18) $ 24 $ 6
Pay 1D CLICP Semi 4.50% Semi 12/18/2028 CLP 15,000,000 (18) 24 6
Pay 1D CLICP Semi 5.00% Semi 12/16/2031 CLP 5,000,000 47 2 49
Pay 1D CLICP Semi 5.00% Semi 12/16/2031 CLP 5,000,000 47 2 49
Pay 1D CLICP Semi 5.50% Semi 9/16/2036 CLP 25,000,000 221 528 749
Pay 1D CLICP Semi 5.50% Semi 9/16/2036 CLP 25,000,000 221 528 749
Pay 1D CLICP Semi 5.50% Semi 12/16/2036 CLP 5,000,000 60 73 133
Pay 1D CLICP Semi 5.50% Semi 12/16/2036 CLP 5,000,000 60 73 133
Pay 1D CORRA Semi 3.00% Semi 12/20/2028 CAD 1,800,000 5,106 (45) 5,061
Pay 1D CORRA Semi 3.00% Semi 12/20/2028 CAD 1,700,000 4,792 (22) 4,770
Pay 1D CORRA Semi 3.00% Semi 9/17/2031 CAD 500,000 (1,990) 3,889 1,899
Pay 1D CORRA Semi 3.00% Semi 9/17/2031 CAD 500,000 (1,428) 3,327 1,899
Pay 1D CORRA Semi 3.00% Semi 12/17/2031 CAD 100,000 244 2 246
Pay 1D CORRA Semi 3.00% Semi 12/17/2031 CAD 100,000 240 6 246
Pay 1D IBR Qtrly 10.50% Qtrly 9/16/2036 COP 3,600,000 (4) 41 37
Pay 1D IBR Qtrly 10.50% Qtrly 9/16/2036 COP 3,600,000 (4) 41 37
Pay 1D IBR Qtrly 10.00% Qtrly 12/16/2036 COP 15,000,000 (32) 75 43
Pay 1D IBR Qtrly 10.50% Qtrly 12/16/2036 COP 10,000,000 (20) 134 114
Pay 1D IBR Qtrly 10.00% Qtrly 12/16/2036 COP 15,000,000 (32) 75 43
Pay 1D IBR Qtrly 10.50% Qtrly 12/16/2036 COP 10,000,000 (20) 134 114

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D MIBOR Semi 6.50% Semi 12/16/2036 INR 10,300,000 $ (293) $ 835 $ 542
Pay 1D MIBOR Semi 6.50% Semi 12/16/2036 INR 10,300,000 (293) 835 542
Pay 1D SARON Annual 0.50% Annual 12/20/2028 CHF 700,000 4,291 1,885 6,176
Pay 1D SARON Annual 0.50% Annual 12/20/2028 CHF 600,000 3,571 1,722 5,293
Pay 1D SARON Annual 0.50% Annual 9/17/2031 CHF 300,000 703 3,266 3,969
Pay 1D SARON Annual 0.50% Annual 9/17/2031 CHF 200,000 (119) 2,765 2,646
Pay 1D SARON Annual 0.50% Annual 12/17/2031 CHF 100,000 1,340 (211) 1,129
Pay 1D SHIRON Annual 3.00% Annual 12/20/2028 ILS 200,000 (64) 85 21
Pay 1D SHIRON Annual 3.00% Annual 12/20/2028 ILS 200,000 62 (24) 38
Pay 1D SHIRON Annual 3.50% Annual 12/17/2031 ILS 100,000 527 38 565
Pay 1D SOFR Annual 4.00% Annual 12/20/2028 USD 5,400,000 4,101 (3,760) 341
Pay 1D SOFR Annual 4.00% Annual 12/20/2028 USD 5,400,000 4,029 (3,632) 397
Pay 1D SOFR Annual 4.00% Annual 9/17/2031 USD 700,000 (1,427) 3,987 2,560
Pay 1D SOFR Annual 4.00% Annual 9/17/2031 USD 700,000 (1,599) 4,159 2,560
Pay 1D SOFR Annual 4.50% Annual 9/20/2056 USD 200,000 7,162 3,282 10,444
Pay 1D SOFR Annual 4.50% Annual 9/20/2056 USD 300,000 10,743 4,923 15,666
Pay 1D SOFR Annual 4.50% Annual 12/20/2056 USD 100,000 3,620 1,539 5,159
Pay 1D SONIA Annual 4.00% Annual 9/17/2031 GBP 100,000 (246) 294 48
Pay 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 100,000 (2,679) 4,070 1,391
Pay 1D SONIA Annual 4.50% Annual 12/17/2036 GBP 300,000 3,671 (420) 3,251
Pay 1D SONIA Annual 4.50% Annual 12/17/2036 GBP 200,000 694 1,473 2,167
Pay 1D SONIA Annual 5.00% Annual 9/20/2056 GBP 400,000 1,363 16,109 17,472
Pay 1D SONIA Annual 5.00% Annual 9/20/2056 GBP 300,000 1,085 10,680 11,765
Pay 1D SONIA Annual 5.00% Annual 12/20/2056 GBP 100,000 968 3,089 4,057
Pay 1D SONIA Annual 5.00% Annual 12/20/2056 GBP 100,000 2,768 1,290 4,058
Pay 1D SORA Semi 2.00% Semi 9/20/2028 SGD 300,000 1,782 282 2,064
Pay 1D SORA Semi 2.00% Semi 9/20/2028 SGD 200,000 1,188 188 1,376
Pay 1D SORA Semi 2.00% Semi 12/20/2028 SGD 400,000 2,253 (29) 2,224
Pay 1D SORA Semi 2.00% Semi 12/20/2028 SGD 500,000 2,787 (41) 2,746
Pay 1D SORA Semi 2.00% Semi 9/17/2031 SGD 100,000 (10) 523 513
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/13/2028 MXN 12,500,000 (156) 3,441 3,285
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/13/2028 MXN 12,500,000 (156) 3,441 3,285
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/13/2028 MXN 13,200,000 329 908 1,237
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/13/2028 MXN 13,200,000 329 908 1,237
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/10/2031 MXN 3,000,000 (276) 1,990 1,714
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/10/2031 MXN 3,000,000 (276) 1,990 1,714
Pay 1D TIIEOIS Monthly 8.00% Monthly 12/10/2031 MXN 2,600,000 940 (69) 871
Pay 1D TIIEOIS Monthly 8.00% Monthly 12/10/2031 MXN 2,600,000 940 (69) 871
Pay 1D TONAR Annual 3.50% Annual 9/19/2046 JPY 4,800,000 1,576 (406) 1,170
Pay 1D TONAR Annual 3.50% Annual 9/19/2046 JPY 4,800,000 1,576 (406) 1,170
Pay 1D TONAR Annual 3.50% Annual 12/19/2046 JPY 63,800,000 16,030 (3,221) 12,809
Pay 1D TONAR Annual 3.50% Annual 12/19/2046 JPY 63,800,000 16,030 (3,220) 12,810
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/18/2028 CNY 4,500,000 170 1,095 1,265
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/18/2028 CNY 4,500,000 170 1,095 1,265
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/18/2028 CNY 4,500,000 959 282 1,241
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/18/2028 CNY 4,500,000 959 282 1,241
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/16/2031 CNY 1,000,000 (269) 448 179
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/16/2031 CNY 1,000,000 (269) 448 179
Pay 3M BBR Qtrly 4.50% Qtrly 12/07/2028 AUD 600,000 (629) 1,473 844
Pay 3M BBR Qtrly 4.50% Qtrly 12/07/2028 AUD 700,000 (537) 1,527 990
Pay 3M BBR Qtrly 3.50% Semi 9/13/2028 NZD 500,000 89 291 380

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BBR Qtrly 3.50% Semi 9/13/2028 NZD 500,000 $ 96 $ 284 $ 380
Pay 3M BBR Qtrly 4.00% Semi 9/10/2031 NZD 100,000 (282) 1,022 740
Pay 3M BBR Qtrly 4.00% Semi 9/10/2031 NZD 100,000 (282) 1,022 740
Pay 3M BBR Qtrly 4.00% Semi 12/10/2031 NZD 100,000 (110) 684 574
Pay 3M BBR Qtrly 4.00% Semi 12/10/2031 NZD 100,000 (81) 655 574
Pay 3M CD_KSDA Qtrly 4.00% Qtrly 9/17/2036 KRW 192,400,000 (888) 1,365 477
Pay 3M CD_KSDA Qtrly 4.00% Qtrly 9/17/2036 KRW 192,400,000 (888) 1,365 477
Pay 3M CD_KSDA Qtrly 4.00% Qtrly 12/17/2036 KRW 200,000,000 (1,087) 1,334 247
Pay 3M CD_KSDA Qtrly 4.00% Qtrly 12/17/2036 KRW 200,000,000 (1,087) 1,334 247
Pay 3M HIBOR Qtrly 3.50% Qtrly 12/17/2031 HKD 900,000 460 261 721
Pay 3M HIBOR Qtrly 3.50% Qtrly 12/17/2031 HKD 800,000 383 258 641
Pay 3M HIBOR Qtrly 3.50% Qtrly 9/17/2036 HKD 500,000 (313) 473 160
Pay 3M HIBOR Qtrly 3.50% Qtrly 9/17/2036 HKD 400,000 (250) 378 128
Pay 3M HIBOR Qtrly 3.50% Qtrly 12/17/2036 HKD 300,000 67 (23) 44
Pay 3M HIBOR Qtrly 3.50% Qtrly 12/17/2036 HKD 300,000 21 23 44
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/20/2028 ZAR 2,100,000 129 225 354
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/20/2028 ZAR 2,100,000 129 225 354
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/20/2028 ZAR 4,000,000 742 (54) 688
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/20/2028 ZAR 4,000,000 742 (54) 688
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/17/2031 ZAR 1,000,000 (249) 461 212
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/17/2031 ZAR 1,000,000 (249) 461 212
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/17/2031 ZAR 1,700,000 (328) 566 238
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/17/2031 ZAR 1,700,000 (328) 566 238
Pay 3M STIBOR Qtrly 2.50% Annual 9/20/2028 SEK 2,500,000 (1,461) 2,345 884
Pay 3M STIBOR Qtrly 2.50% Annual 9/20/2028 SEK 2,500,000 (1,461) 2,345 884
Pay 3M STIBOR Qtrly 2.50% Annual 12/20/2028 SEK 9,900,000 219 2,310 2,529
Pay 3M STIBOR Qtrly 2.50% Annual 12/20/2028 SEK 9,900,000 219 2,310 2,529
Pay 3M TWCPBA Qtrly 2.00% Qtrly 9/18/2028 TWD 500,000 (33) 34 1
Pay 3M TWCPBA Qtrly 2.00% Qtrly 9/18/2028 TWD 500,000 (33) 34 1
Pay 3M TWCPBA Qtrly 2.50% Qtrly 12/16/2031 TWD 2,500,000 511 611 1,122
Pay 3M TWCPBA Qtrly 2.50% Qtrly 12/16/2031 TWD 2,500,000 511 611 1,122
Pay 3M TWCPBA Qtrly 2.50% Qtrly 12/16/2036 TWD 2,000,000 (502) 929 427
Pay 3M TWCPBA Qtrly 2.50% Qtrly 12/16/2036 TWD 2,000,000 (502) 929 427
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 1,200,000 (9,604) 19,196 9,592
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 1,100,000 (10,611) 19,403 8,792
Pay 6M BBR Semi 5.00% Semi 12/11/2036 AUD 500,000 573 3,071 3,644
Pay 6M BBR Semi 5.00% Semi 12/11/2036 AUD 500,000 133 3,511 3,644
Pay 6M BUBOR Semi 5.00% Annual 12/20/2028 HUF 90,000,000 218 379 597
Pay 6M BUBOR Semi 5.00% Annual 12/20/2028 HUF 90,000,000 218 379 597
Pay 6M BUBOR Semi 5.00% Annual 12/17/2031 HUF 5,000,000 264 (40) 224
Pay 6M BUBOR Semi 5.00% Annual 12/17/2031 HUF 5,000,000 264 (40) 224
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 2,900,000 (2,235) 19,643 17,408
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 2,900,000 (2,087) 19,495 17,408
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2028 EUR 1,200,000 5,746 1,415 7,161
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2028 EUR 1,100,000 4,975 1,561 6,536
Pay 6M EURIBOR Semi 3.00% Annual 12/17/2031 EUR 100,000 1,299 (32) 1,267
Pay 6M EURIBOR Semi 3.00% Annual 12/17/2031 EUR 100,000 1,367 (100) 1,267
Pay 6M NIBOR Semi 4.50% Annual 9/17/2031 NOK 3,500,000 (628) 1,389 761
Pay 6M NIBOR Semi 4.50% Annual 9/17/2031 NOK 3,500,000 (628) 1,389 761
Pay 6M PRIBOR Semi 4.50% Annual 9/17/2036 CZK 900,000 (141) 1,089 948
Pay 6M PRIBOR Semi 4.50% Annual 9/17/2036 CZK 900,000 (141) 1,089 948
Pay 6M PRIBOR Semi 4.50% Annual 12/17/2036 CZK 1,500,000 95 1,390 1,485
Pay 6M PRIBOR Semi 4.50% Annual 12/17/2036 CZK 1,500,000 95 1,390 1,485
Pay 6M WIBOR Semi 4.50% Annual 12/17/2036 PLN 100,000 (25) 423 398
Pay 6M WIBOR Semi 4.50% Annual 12/17/2036 PLN 100,000 (25) 419 394
Receive 1D SARON Annual 0.50% Annual 9/17/2036 CHF 200,000 409 954 1,363
Receive 1D SARON Annual 0.50% Annual 9/17/2036 CHF 200,000 409 953 1,362

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D SARON Annual 0.50% Annual 12/17/2036 CHF 100,000 $ 1,969 $ (954) $ 1,015
Receive 1D SOFR Annual 4.00% Annual 9/17/2036 USD 2,200,000 (2,014) 7,886 5,872
Receive 1D SOFR Annual 4.00% Annual 9/17/2036 USD 2,300,000 (1,253) 7,392 6,139
Receive 1D SOFR Annual 4.00% Annual 12/17/2036 USD 1,300,000 10,835 (6,356) 4,479
Receive 1D SOFR Annual 4.00% Annual 12/17/2036 USD 1,400,000 11,224 (6,401) 4,823
Receive 1D SONIA Annual 4.00% Annual 9/20/2028 GBP 2,800,000 16,575 (14,103) 2,472
Receive 1D SONIA Annual 4.00% Annual 9/20/2028 GBP 2,800,000 17,286 (14,714) 2,572
Receive 1D SONIA Annual 4.00% Annual 12/20/2028 GBP 600,000 568 176 744
Receive 1D SONIA Annual 4.00% Annual 12/20/2028 GBP 700,000 604 33 637
Receive 1D SONIA Annual 4.00% Annual 12/17/2031 GBP 500,000 5,640 (2,376) 3,264
Receive 1D SONIA Annual 4.00% Annual 12/17/2031 GBP 500,000 5,738 (2,473) 3,265
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 728,700,000 (3,188) 4,542 1,354
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 728,700,000 (3,188) 4,542 1,354
Receive 1D TONAR Annual 1.50% Annual 12/20/2028 JPY 984,200,000 17,241 (2,441) 14,800
Receive 1D TONAR Annual 1.50% Annual 12/20/2028 JPY 984,300,000 17,233 (2,432) 14,801
Receive 1D TONAR Annual 2.00% Annual 9/17/2031 JPY 9,700,000 (84) 85 1
Receive 1D TONAR Annual 2.00% Annual 9/17/2031 JPY 9,700,000 (84) 85 1
Receive 1D TONAR Annual 2.50% Annual 12/17/2036 JPY 34,600,000 1,791 1,160 2,951
Receive 1D TONAR Annual 2.50% Annual 12/17/2036 JPY 34,600,000 1,792 1,160 2,952
Receive 3M TWCPBA Qtrly 2.00% Qtrly 12/18/2028 TWD 2,600,000 195 (174) 21
Receive 3M TWCPBA Qtrly 2.00% Qtrly 12/18/2028 TWD 2,600,000 195 (173) 22
179,809 178,420 358,229
Pay 1D SHIRON Annual 3.00% Annual 9/20/2028 ILS 100,000 (15) 10 (5)
Pay 1D SOFR Annual 4.00% Annual 9/20/2028 USD 4,600,000 4,809 (6,027) (1,218)
Pay 1D SOFR Annual 4.00% Annual 9/20/2028 USD 4,600,000 4,458 (5,676) (1,218)
Pay 1D TONAR Annual 2.00% Annual 12/17/2031 JPY 198,400,000 (5,007) 186 (4,821)
Pay 1D TONAR Annual 2.00% Annual 12/17/2031 JPY 198,400,000 (5,008) 187 (4,821)
Pay 1D TONAR Annual 2.50% Annual 9/17/2036 JPY 129,300,000 (6,347) 547 (5,800)
Pay 1D TONAR Annual 2.50% Annual 9/17/2036 JPY 129,400,000 (6,326) 522 (5,804)
Pay 3M BBR Qtrly 3.50% Semi 12/13/2028 NZD 600,000 (464) 316 (148)
Pay 3M BBR Qtrly 3.50% Semi 12/13/2028 NZD 600,000 (475) 327 (148)
Pay 3M STIBOR Qtrly 2.50% Annual 12/17/2031 SEK 1,000,000 (140) (142) (282)
Pay 3M STIBOR Qtrly 2.50% Annual 12/17/2031 SEK 1,000,000 (140) (142) (282)
Pay 6M BBR Semi 5.00% Semi 9/13/2046 AUD 200,000 (3,668) 3,046 (622)
Pay 6M BBR Semi 5.00% Semi 9/13/2046 AUD 100,000 (1,647) 1,336 (311)
Pay 6M BUBOR Semi 5.00% Annual 9/20/2028 HUF 102,200,000 (1,167) 960 (207)
Pay 6M BUBOR Semi 5.00% Annual 9/20/2028 HUF 102,200,000 (1,167) 960 (207)
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2056 EUR 100,000 (3,827) 2,002 (1,825)
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2056 EUR 100,000 (5,441) 3,616 (1,825)
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2056 EUR 200,000 (7,950) 4,214 (3,736)
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2056 EUR 100,000 (4,006) 2,138 (1,868)
Receive 1D CLICP Semi 5.00% Semi 9/20/2028 CLP 169,800,000 (404) (1,544) (1,948)
Receive 1D CLICP Semi 5.00% Semi 9/20/2028 CLP 169,800,000 (405) (1,543) (1,948)
Receive 1D CLICP Semi 5.00% Semi 12/18/2028 CLP 20,000,000 (71) (143) (214)
Receive 1D CLICP Semi 5.00% Semi 12/18/2028 CLP 20,000,000 (71) (143) (214)
Receive 1D CLICP Semi 5.00% Semi 9/16/2031 CLP 20,000,000 49 (285) (236)
Receive 1D CLICP Semi 5.00% Semi 9/16/2031 CLP 20,000,000 49 (285) (236)
Receive 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 1,000,000 (2,336) (1,546) (3,882)
Receive 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 1,100,000 (2,513) (1,757) (4,270)
Receive 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 100,000 (2,003) (92) (2,095)
Receive 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 200,000 (3,860) (281) (4,141)
Receive 1D CORRA Semi 3.50% Semi 12/17/2036 CAD 200,000 (3,641) (22) (3,663)
Receive 1D CORRA Semi 3.50% Semi 12/17/2036 CAD 300,000 (5,339) (85) (5,424)
Receive 1D IBR Qtrly 11.00% Qtrly 9/18/2028 COP 1,500,000 2 (3) (1)
Receive 1D IBR Qtrly 11.00% Qtrly 9/18/2028 COP 1,500,000 2 (3) (1)
Receive 1D IBR Qtrly 11.00% Qtrly 12/18/2028 COP 193,300,000 1 (345) (344)
Receive 1D IBR Qtrly 11.00% Qtrly 12/18/2028 COP 193,300,000 1 (345) (344)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D IBR Qtrly 11.00% Qtrly 12/16/2031 COP 117,100,000 $ (554) $ (821) $ (1,375)
Receive 1D IBR Qtrly 11.00% Qtrly 12/16/2031 COP 117,100,000 (554) (821) (1,375)
Receive 1D MIBOR Semi 6.50% Semi 9/18/2028 INR 4,500,000 (142) (331) (473)
Receive 1D MIBOR Semi 6.50% Semi 9/18/2028 INR 4,500,000 (142) (331) (473)
Receive 1D MIBOR Semi 6.50% Semi 12/18/2028 INR 45,000,000 262 (4,078) (3,816)
Receive 1D MIBOR Semi 6.50% Semi 12/18/2028 INR 45,000,000 262 (4,078) (3,816)
Receive 1D MIBOR Semi 6.50% Semi 12/16/2031 INR 100,000 (3) (7) (10)
Receive 1D MIBOR Semi 6.50% Semi 12/16/2031 INR 100,000 (3) (7) (10)
Receive 1D MIBOR Semi 6.50% Semi 9/16/2036 INR 300,000 3 (27) (24)
Receive 1D MIBOR Semi 6.50% Semi 9/16/2036 INR 300,000 3 (27) (24)
Receive 1D SARON Annual 0.50% Annual 9/20/2028 CHF 100,000 (1,005) 32 (973)
Receive 1D SOFR Annual 4.00% Annual 12/17/2031 USD 300,000 (1,998) 899 (1,099)
Receive 1D SOFR Annual 4.00% Annual 12/17/2031 USD 300,000 (1,885) 650 (1,235)
Receive 1D SORA Semi 2.50% Semi 9/17/2036 SGD 100,000 (1,628) (1,184) (2,812)
Receive 1D SORA Semi 2.50% Semi 12/17/2036 SGD 100,000 (2,467) (115) (2,582)
Receive 1D SORA Semi 2.50% Semi 12/17/2036 SGD 100,000 (2,775) 193 (2,582)
Receive 1D THOR Qtrly 1.50% Qtrly 9/18/2028 THB 3,500,000 (373) (26) (399)
Receive 1D THOR Qtrly 1.50% Qtrly 9/18/2028 THB 3,500,000 (373) (26) (399)
Receive 1D THOR Qtrly 1.50% Qtrly 12/18/2028 THB 8,000,000 (306) (259) (565)
Receive 1D THOR Qtrly 1.50% Qtrly 12/18/2028 THB 8,000,000 (304) (261) (565)
Receive 1D THOR Qtrly 2.00% Qtrly 12/16/2031 THB 1,000,000 (248) (202) (450)
Receive 1D THOR Qtrly 2.00% Qtrly 12/16/2031 THB 1,000,000 (248) (202) (450)
Receive 1D TIIEOIS Monthly 8.50% Monthly 9/03/2036 MXN 2,100,000 (308) (2,344) (2,652)
Receive 1D TIIEOIS Monthly 8.50% Monthly 9/03/2036 MXN 2,100,000 (308) (2,344) (2,652)
Receive 1D TIIEOIS Monthly 8.50% Monthly 12/03/2036 MXN 1,500,000 (939) (495) (1,434)
Receive 1D TIIEOIS Monthly 8.50% Monthly 12/03/2036 MXN 1,500,000 (939) (495) (1,434)
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/16/2031 CNY 1,500,000 1,002 (1,366) (364)
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/16/2031 CNY 1,500,000 1,002 (1,366) (364)
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 4,500,000 11,173 (16,030) (4,857)
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 4,400,000 11,191 (15,901) (4,710)
Receive 3M BBR Qtrly 4.50% Semi 9/10/2036 NZD 100,000 (482) (1,632) (2,114)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 9/20/2028 KRW 888,900,000 (928) (933) (1,861)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 9/20/2028 KRW 888,900,000 (928) (933) (1,861)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/20/2028 KRW 1,300,000,000 1,200 (2,390) (1,190)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/20/2028 KRW 1,300,000,000 1,200 (2,390) (1,190)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 9/17/2031 KRW 50,000,000 (66) (64) (130)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 9/17/2031 KRW 50,000,000 (66) (64) (130)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/17/2031 KRW 99,700,000 357 (502) (145)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/17/2031 KRW 99,700,000 368 (513) (145)
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/20/2028 HKD 2,100,000 (1,040) 854 (186)
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/20/2028 HKD 2,100,000 (1,040) 862 (178)
Receive 3M HIBOR Qtrly 3.50% Qtrly 12/20/2028 HKD 200,000 (107) 93 (14)
Receive 3M HIBOR Qtrly 3.50% Qtrly 12/20/2028 HKD 200,000 (111) 97 (14)
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/17/2031 HKD 100,000 (55) (30) (85)
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/17/2031 HKD 100,000 (55) (30) (85)
Receive 3M JIBAR Qtrly 8.00% Qtrly 9/17/2036 ZAR 500,000 107 (496) (389)
Receive 3M JIBAR Qtrly 8.00% Qtrly 9/17/2036 ZAR 500,000 107 (496) (389)
Receive 3M JIBAR Qtrly 8.00% Qtrly 12/17/2036 ZAR 500,000 (428) 133 (295)
Receive 3M JIBAR Qtrly 8.00% Qtrly 12/17/2036 ZAR 500,000 (428) 133 (295)
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2036 SEK 500,000 442 (1,439) (997)
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2036 SEK 500,000 442 (1,439) (997)
Receive 3M STIBOR Qtrly 3.00% Annual 12/17/2036 SEK 1,000,000 (91) (1,626) (1,717)
Receive 3M STIBOR Qtrly 3.00% Annual 12/17/2036 SEK 1,000,000 (84) (1,633) (1,717)
Receive 6M BBR Semi 5.00% Semi 9/11/2031 AUD 800,000 (2,450) (6,272) (8,722)
Receive 6M BBR Semi 5.00% Semi 9/11/2031 AUD 700,000 (1,880) (5,752) (7,632)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M BBR Semi 5.00% Semi 12/11/2031 AUD 2,000,000 $ (14,595) $ (7,063) $ (21,658)
Receive 6M BBR Semi 5.00% Semi 12/11/2031 AUD 2,100,000 (15,903) (6,838) (22,741)
Receive 6M BUBOR Semi 5.00% Annual 9/17/2031 HUF 10,800,000 (28) (361) (389)
Receive 6M BUBOR Semi 5.00% Annual 9/17/2031 HUF 10,800,000 (28) (361) (389)
Receive 6M BUBOR Semi 5.00% Annual 9/17/2036 HUF 26,400,000 (1,067) (877) (1,944)
Receive 6M BUBOR Semi 5.00% Annual 9/17/2036 HUF 26,400,000 (1,067) (877) (1,944)
Receive 6M BUBOR Semi 5.00% Annual 12/17/2036 HUF 10,200,000 (433) (382) (815)
Receive 6M BUBOR Semi 5.00% Annual 12/17/2036 HUF 10,200,000 (433) (382) (815)
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2031 EUR 1,900,000 658 (25,907) (25,249)
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2031 EUR 1,800,000 2,339 (26,259) (23,920)
Receive 6M EURIBOR Semi 3.00% Annual 12/17/2036 EUR 600,000 2,327 (5,373) (3,046)
Receive 6M EURIBOR Semi 3.00% Annual 12/17/2036 EUR 600,000 3,456 (6,502) (3,046)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 4,400,000 (1,836) 339 (1,497)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 4,400,000 (1,836) 339 (1,497)
Receive 6M NIBOR Semi 5.00% Annual 12/20/2028 NOK 6,600,000 (2,876) (126) (3,002)
Receive 6M NIBOR Semi 5.00% Annual 12/20/2028 NOK 6,600,000 (2,876) (126) (3,002)
Receive 6M NIBOR Semi 4.50% Annual 12/17/2031 NOK 3,000,000 (1,119) (77) (1,196)
Receive 6M NIBOR Semi 4.50% Annual 12/17/2031 NOK 3,000,000 (1,119) (77) (1,196)
Receive 6M NIBOR Semi 4.50% Annual 9/17/2036 NOK 1,000,000 (1,113) (796) (1,909)
Receive 6M NIBOR Semi 4.50% Annual 9/17/2036 NOK 1,000,000 (1,113) (796) (1,909)
Receive 6M NIBOR Semi 4.50% Annual 12/17/2036 NOK 2,000,000 (3,520) (550) (4,070)
Receive 6M NIBOR Semi 4.50% Annual 12/17/2036 NOK 2,000,000 (3,520) (550) (4,070)
Receive 6M PRIBOR Semi 4.50% Annual 9/20/2028 CZK 4,200,000 (225) (1,250) (1,475)
Receive 6M PRIBOR Semi 4.50% Annual 9/20/2028 CZK 4,200,000 (223) (1,252) (1,475)
Receive 6M PRIBOR Semi 4.50% Annual 12/20/2028 CZK 12,600,000 (1,620) (2,518) (4,138)
Receive 6M PRIBOR Semi 4.50% Annual 12/20/2028 CZK 12,600,000 (1,620) (2,518) (4,138)
Receive 6M PRIBOR Semi 4.50% Annual 9/17/2031 CZK 1,000,000 (145) (652) (797)
Receive 6M PRIBOR Semi 4.50% Annual 9/17/2031 CZK 1,000,000 (145) (652) (797)
Receive 6M PRIBOR Semi 4.50% Annual 12/17/2031 CZK 1,000,000 (583) (179) (762)
Receive 6M PRIBOR Semi 4.50% Annual 12/17/2031 CZK 1,000,000 (583) (179) (762)
Receive 6M WIBOR Semi 4.00% Annual 9/20/2028 PLN 500,000 (170) (181) (351)
Receive 6M WIBOR Semi 4.00% Annual 9/20/2028 PLN 400,000 (136) (145) (281)
Receive 6M WIBOR Semi 4.50% Annual 12/20/2028 PLN 1,200,000 (2,484) (1,334) (3,818)
Receive 6M WIBOR Semi 4.00% Annual 12/20/2028 PLN 100,000 (34) (39) (73)
Receive 6M WIBOR Semi 4.50% Annual 12/20/2028 PLN 1,300,000 (2,555) (1,610) (4,165)
Receive 6M WIBOR Semi 4.50% Annual 9/17/2031 PLN 200,000 55 (1,287) (1,232)
Receive 6M WIBOR Semi 4.50% Annual 9/17/2031 PLN 300,000 125 (1,974) (1,849)
Receive 6M WIBOR Semi 4.50% Annual 12/17/2031 PLN 600,000 (2,425) (1,127) (3,552)
Receive 6M WIBOR Semi 4.50% Annual 12/17/2031 PLN 500,000 (2,060) (899) (2,959)
(123,217) (179,272) (302,489)
$ 56,592 $ (852) $ 55,740
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2026 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.34%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.43%
1 Day Colombia Overnight Interbank Rate (“IBR”): 10.54%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 6.63%

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 5.50%
1 Day Secured Overnight Financing Rate (“SOFR”): 3.68%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 3.75%
1 Day Singapore Overnight Rate Average (“SORA”): 1.19%
1 Day Sterling Overnight Index Average (“SONIA”): 3.73%
1 Day Swiss Average Rate Overnight (“SARON”): -0.04%
1 Day Thailand Overnight Repo Rate (“THOR”): 0.99%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.96%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 1.54%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.46%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 2.97%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 6.99%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.92%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.97%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.80%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 5.62%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.57%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.81%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.89%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 3.80%
Total return swap contracts outstanding as of June 30, 2026 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index July
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 07/17/2026 EUR 216,402 $ 483
TAIEX Index July
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 07/15/2026 TWD 4,677,900 7,547
WIG20 Index
September Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination GSIN 09/18/2026 PLN (142,760) 1,213
Communication
Services Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.54%)
Monthly GSIN 09/16/2026 USD (31,399) 824
Health Care Select
Sector Total Return
Index
Decreases in
total return of
reference
entity
and pays the
OBFR plus
or minus a
specified
spread
(0.74%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 USD 6,463 191

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Industrial Select
Sector Total Return
Index
Decreases in
total return of
reference
entity
and pays the
OBFR plus
or minus a
specified
spread
(0.74%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 USD 19,253 $ 1,794
Materials Select
Sector Total Return
Index
Decreases in
total return of
reference
entity
and pays the
OBFR plus
or minus a
specified
spread
(0.70%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 USD 3,728 13
MSCI EMU
Consumer
Discretionary Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.14%)
Monthly GSIN 09/16/2026 EUR (2,153) 52
MSCI EMU
Financials Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(0.33%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 EUR 3,051 172
MSCI EMU
Industrials Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(0.34%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 EUR 6,597 394

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI EMU
Information
Technology Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(0.36%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 EUR 5,404 $ 456
MSCI EMU Materials
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.20%)
Monthly GSIN 09/16/2026 EUR (8,759) 42
MSCI EMU
Telecommunications
Services Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.29%)
Monthly GSIN 09/16/2026 EUR (6,371) 559
MSCI EMU Utilities
Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(-0.15%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 EUR 7,667 304
MSCI Europe Large
Cap Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(0.33%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 EUR 87,499 2,826
MSCI Europe Small
Cap Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.25%)
Monthly GSIN 09/16/2026 EUR (81,533) 383

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI South Africa
Net Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ZARONIA
plus or minus
a specified
spread
(-1.52%)
Monthly GSIN 09/16/2026 ZAR (453,995) $ 222
MSCI Sweden Net
Return Index
Decreases in
total return of
reference
entity
and pays
the STIBOR
plus or minus
a specified
spread
(0.23%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 SEK 393,207 1,241
Real Estate Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.59%)
Monthly GSIN 09/16/2026 USD (15,452) 223
Technology Select
Sector Total Return
Index
Decreases in
total return of
reference
entity
and pays the
OBFR plus
or minus a
specified
spread
(0.74%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 USD 35,075 1,858
Utilities Select Sector
Total Return Index
Decreases in
total return of
reference
entity
and pays the
OBFR plus
or minus a
specified
spread
(0.71%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 USD 9,518 336
Total unrealized appreciation 21,133
iBovespa Index
August Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 08/12/2026 BRL 349,632 (62)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Consumer
Discretionary Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.54%)
Monthly GSIN 09/16/2026 USD (53,635) $ (669)
Energy Select Sector
Total Return Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.70%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 USD 10,786 (568)
Financial Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.64%)
Monthly GSIN 09/16/2026 USD (10,728) (255)
JPAQBDC2 Index Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread
(-0.85%)
Monthly JPMC 04/01/2027 USD (67,403) (2,013)
JPAQBDCX Index Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread
(-0.55%)
Monthly JPMC 03/31/2027 USD (55,792) (1,730)
MSCI Australia Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the BBR
Monthly JPMC 09/16/2026 AUD (43,691) (459)
MSCI EMU
Consumer Staples
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.16%)
Monthly GSIN 09/16/2026 EUR (4,458) (109)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI EMU Energy
Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(-0.19%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 EUR 3,093 $ (340)
MSCI EMU Health
Care Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.22%)
Monthly GSIN 09/16/2026 EUR (8,089) (362)
MSCI EMU Real
Estate Net EUR
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.23%)
Monthly GSIN 09/16/2026 EUR (1,394) (47)
MSCI Europe Mid
Cap Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.07%)
Monthly GSIN 09/16/2026 EUR (10,400) (216)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread
(0.60%)
Increases in
total return of
reference entity
Monthly JPMC 09/16/2026 HKD 796,480 (2,011)
Total unrealized depreciation (8,841)
Net unrealized appreciation $ 12,292

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
Futures contracts outstanding as of June 30, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 2 7/2026 EUR $ 192,185 $ (752)
Hang Seng Mini Index 6 7/2026 HKD 174,786 (3,781)
Hang Seng Mini Index 33 7/2026 HKD 316,963 (7,062)
IFSC NIFTY 50 Index 1 7/2026 USD 48,009 53
KOSPI 200 Index 5 7/2026 KRW 222,362 (3,880)
OMXS30 Index 14 7/2026 SEK 464,484 6,992
SGX FTSE China A50 Index 12 7/2026 USD 186,168 2,019
Australia 10 Year Bond 2 9/2026 AUD 151,718 (331)
Australia 3 Year Bond 1 9/2026 AUD 72,356 (48)
Euro STOXX 50 Index 1 9/2026 EUR 72,624 281
Euro-Bobl 6 9/2026 EUR 790,656 4,181
Euro-Buxl 1 9/2026 EUR 126,577 (861)
FTSE 100 Index 1 9/2026 GBP 139,828 476
FTSE/MIB Index 4 9/2026 EUR 237,112 (1,949)
Long Gilt 3 9/2026 GBP 355,038 3,256
MSCI EAFE Index 1 9/2026 USD 157,265 707
MSCI Emerging Markets Index 1 9/2026 USD 87,865 (1,610)
NASDAQ 100 Micro E-Mini Index 5 9/2026 USD 305,235 7,390
Nikkei 225 Index 3 9/2026 JPY 129,506 6,767
Russell 2000 Micro E-Mini Index 1 9/2026 USD 15,228 41
S&P 500 Micro E-Mini Index 629 9/2026 USD 23,739,246 189,442
S&P Midcap 400 E-Mini Index 1 9/2026 USD 388,500 5,643
TOPIX Mini Index 27 9/2026 JPY 664,725 15,121
3 Month CORRA 1 3/2027 CAD 171,902 (23)
90-Day Australian Bank Bill 5 6/2027 AUD 3,424,094 (243)
90-Day Australian Bank Bill 17 9/2027 AUD 11,643,909 4,219
3 Month Euro Euribor 2 12/2027 EUR 556,732 1,597
3 Month Euro Euribor 2 3/2028 EUR 556,846 1,284
3 Month SONIA 1 3/2028 GBP 318,448 (88)
3 Month Euro Euribor 2 6/2028 EUR 556,818 1,227
3 Month SONIA 1 6/2028 GBP 318,530 (79)
3 Month Euro Euribor 2 9/2028 EUR 556,760 679
3 Month SONIA 1 9/2028 GBP 318,530 (92)
3 Month SONIA 1 12/2028 GBP 318,497 568
Total of long contracts 231,144
Short Contracts
FTSE Bursa Malaysia KLCI Index (1) 7/2026 MYR (20,484) 76
IBEX 35 Index (8) 7/2026 EUR (177,300) (1,996)
MSCI Singapore Index (1) 7/2026 SGD (36,982) 231
Canada 10 Year Bond (1) 9/2026 CAD (85,366) (242)
DAX Index (2) 9/2026 EUR (287,204) (859)
DJIA CBOT Micro E-mini Index (14) 9/2026 USD (368,690) (5,385)
Euro-BTP (2) 9/2026 EUR (272,739) (754)
Euro-Bund (1) 9/2026 EUR (145,316) (117)
Euro-OAT (1) 9/2026 EUR (136,906) (948)
Euro-Schatz (7) 9/2026 EUR (847,449) (865)
FTSE/JSE Top 40 Index (5) 9/2026 ZAR (313,227) 8,277
Japan 10 Year Bond Mini (9) 9/2026 JPY (706,129) 808
MEX BOLSA Index (2) 9/2026 MXN (77,404) 754
S&P/TSX 60 Index (1) 9/2026 CAD (289,892) 1,367
SET50 Index (10) 9/2026 THB (63,003) (1,950)
SPI 200 Index (7) 9/2026 AUD (1,063,311) 11,865
U.S. Treasury 10 Year Note (4) 9/2026 USD (439,125) 222
U.S. Treasury 2 Year Note (8) 9/2026 USD (1,648,750) (1,121)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
U.S. Treasury 5 Year Note (4) 9/2026 USD $ (427,906) $ 157
U.S. Treasury Long Bond (2) 9/2026 USD (226,187) (4,800)
U.S. Treasury Ultra Bond (1) 9/2026 USD (115,625) (275)
3 Month Euro Euribor (5) 12/2026 EUR (1,391,544) (3,237)
90-Day Australian Bank Bill (2) 12/2026 AUD (1,369,337) 1
90-Day New Zealand Bill (1) 12/2026 NZD (563,559) 16
3 Month Euro Euribor (5) 3/2027 EUR (1,390,973) (1,282)
3 Month SOFR (5) 3/2027 USD (1,199,437) 2,105
3 Month SONIA (2) 3/2027 GBP (636,795) (1,776)
90-Day Australian Bank Bill (13) 3/2027 AUD (8,901,343) (3,284)
3 Month Euro Euribor (5) 6/2027 EUR (1,390,973) (3,470)
3 Month SOFR (4) 6/2027 USD (959,100) 3,507
3 Month SONIA (2) 6/2027 GBP (636,398) (24)
90-Day New Zealand Bill (1) 6/2027 NZD (563,104) (5)
3 Month CORRA (4) 9/2027 CAD (685,704) (824)
3 Month Euro Euribor (3) 9/2027 EUR (834,798) (1,499)
3 Month SOFR (3) 9/2027 USD (719,588) 1,550
3 Month SONIA (1) 9/2027 GBP (318,182) (916)
3 Month CORRA (2) 12/2027 CAD (342,605) (390)
3 Month SOFR (2) 12/2027 USD (480,050) 3,204
3 Month SONIA (1) 12/2027 GBP (318,315) (831)
3 Month SOFR (2) 3/2028 USD (480,450) 2,811
3 Month SOFR (2) 6/2028 USD (480,750) 946
3 Month SOFR (1) 9/2028 USD (240,463) (21)
Total of short contracts 1,026
Net unrealized appreciation $ 232,170
Forward foreign currency exchange contracts outstanding as of June 30, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 22,001 USD 15,193 CITI 9/16/2026 $ 19
AUD 21,999 USD 15,191 JPMC 9/16/2026 19
BRL 936,500 USD 177,517 CITI
**
9/16/2026 560
BRL 936,500 USD 177,517 JPMC
**
9/16/2026 560
CHF 37,000 USD 46,142 CITI 9/16/2026 44
CHF 37,000 USD 46,142 JPMC 9/16/2026 44
CNY 104,419 USD 15,442 CITI
**
9/16/2026 19
CNY 97,045 USD 14,351 JPMC
**
9/16/2026 18
COP 770,237,549 USD 204,252 CITI
**
9/16/2026 16,993
COP 770,237,550 USD 204,252 JPMC
**
9/16/2026 16,994
EUR 184,000 USD 210,041 CITI 9/16/2026 880
EUR 184,000 USD 210,041 JPMC 9/16/2026 881
GBP 37,489 USD 49,462 CITI 9/16/2026 265
GBP 37,490 USD 49,463 JPMC 9/16/2026 265
HUF 12,102,827 USD 38,679 CITI 9/16/2026 80
HUF 12,102,825 USD 38,676 JPMC 9/16/2026 83
INR 38,382,730 USD 397,300 CITI
**
9/16/2026 5,749
INR 38,382,739 USD 397,299 JPMC
**
9/16/2026 5,750
KRW 650,000,000 USD 420,504 CITI
**
9/16/2026 173
KRW 650,000,000 USD 420,503 JPMC
**
9/16/2026 173
NZD 12,000 USD 6,815 CITI 9/16/2026 18
NZD 12,000 USD 6,815 JPMC 9/16/2026 18

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
PEN 157,000 USD 45,648 CITI
**
9/16/2026 $ 140
PEN 157,000 USD 45,648 JPMC
**
9/16/2026 140
PHP 5,000,000 USD 80,606 CITI
**
9/16/2026 482
PHP 5,000,000 USD 80,606 JPMC
**
9/16/2026 482
SGD 70,000 USD 54,272 CITI 9/16/2026 131
SGD 70,000 USD 54,272 JPMC 9/16/2026 131
THB 1 USD –
(a)
CITI 9/16/2026 –
THB 1 USD –
(a)
JPMC 9/16/2026 –
TWD 835,000 USD 26,122 CITI
**
9/16/2026 21
TWD 835,000 USD 26,122 JPMC
**
9/16/2026 21
USD 714,952 AUD 1,010,717 CITI 9/16/2026 16,153
USD 714,956 AUD 1,010,721 JPMC 9/16/2026 16,154
USD 56,861 BRL 294,258 CITI
**
9/16/2026 907
USD 56,861 BRL 294,260 JPMC
**
9/16/2026 907
USD 424,689 CAD 588,126 CITI 9/16/2026 8,567
USD 424,688 CAD 588,124 JPMC 9/16/2026 8,567
USD 661,100 CHF 514,591 CITI 9/16/2026 18,751
USD 661,105 CHF 514,592 JPMC 9/16/2026 18,756
USD 62,396 CLP 56,649,350 CITI
**
9/16/2026 888
USD 62,396 CLP 56,649,350 JPMC
**
9/16/2026 888
USD 295,066 CNY 1,988,354 CITI
**
9/16/2026 657
USD 293,714 CNY 1,979,239 JPMC
**
9/16/2026 654
USD 311,971 CZK 6,498,232 CITI 9/16/2026 5,844
USD 312,152 CZK 6,501,769 JPMC 9/16/2026 5,858
USD 48,474 DKK 313,000 CITI 9/16/2026 429
USD 48,474 DKK 313,000 JPMC 9/16/2026 429
USD 762,515 EUR 652,153 CITI 9/16/2026 14,944
USD 760,599 EUR 650,523 JPMC 9/16/2026 14,897
USD 1,015,966 GBP 757,107 CITI 9/16/2026 11,704
USD 1,013,761 GBP 755,461 JPMC 9/16/2026 11,683
USD 284,281 HUF 87,589,102 CITI 9/16/2026 3,777
USD 284,281 HUF 87,589,102 JPMC 9/16/2026 3,778
USD 66,620 IDR 1,187,499,999 CITI
**
9/16/2026 716
USD 66,620 IDR 1,187,499,999 JPMC
**
9/16/2026 716
USD 471,815 ILS 1,369,116 CITI 9/16/2026 10,833
USD 471,926 ILS 1,369,113 JPMC 9/16/2026 10,945
USD 890,199 JPY 140,001,370 CITI 9/16/2026 23,747
USD 890,201 JPY 140,001,374 JPMC 9/16/2026 23,749
USD 82,628 KRW 125,001,768 CITI
**
9/16/2026 1,727
USD 82,628 KRW 125,001,767 JPMC
**
9/16/2026 1,727
USD 470,900 NOK 4,500,012 CITI 9/16/2026 16,777
USD 470,900 NOK 4,500,008 JPMC 9/16/2026 16,778
USD 348,774 NZD 595,500 CITI 9/16/2026 9,676
USD 348,774 NZD 595,500 JPMC 9/16/2026 9,677
USD 434,389 PLN 1,594,364 CITI 9/16/2026 10,580
USD 434,405 PLN 1,594,579 JPMC 9/16/2026 10,539
USD 747,636 SEK 7,000,000 CITI 9/16/2026 22,587
USD 747,800 SEK 7,000,000 JPMC 9/16/2026 22,750
USD 893,511 SGD 1,131,732 CITI 9/16/2026 13,942
USD 893,490 SGD 1,131,732 JPMC 9/16/2026 13,921
USD 135,470 THB 4,400,000 CITI 9/16/2026 2,168
USD 135,463 THB 4,400,001 JPMC 9/16/2026 2,161
USD 15,736 TWD 500,000 CITI
**
9/16/2026 82
USD 15,736 TWD 500,000 JPMC
**
9/16/2026 82
USD 30,440 ZAR 500,000 CITI 9/16/2026 107
USD 30,440 ZAR 500,000 JPMC 9/16/2026 107
ZAR 1,040,024 USD 62,608 CITI 9/16/2026 486
ZAR 1,040,022 USD 62,608 JPMC 9/16/2026 486

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 578,883 MXN 10,120,430 CITI 9/17/2026 $ 3,897
USD 578,884 MXN 10,120,429 JPMC 9/17/2026 3,898
Total unrealized appreciation 451,206
AUD 399,341 USD 285,088 CITI 9/16/2026 (8,987)
AUD 399,346 USD 285,091 JPMC 9/16/2026 (8,985)
BRL 1,290,592 USD 250,337 CITI
**
9/16/2026 (4,931)
BRL 1,290,594 USD 250,337 JPMC
**
9/16/2026 (4,930)
CAD 1,102,001 USD 803,350 CITI 9/16/2026 (23,640)
CAD 1,101,999 USD 803,347 JPMC 9/16/2026 (23,636)
CHF 169,001 USD 216,630 CITI 9/16/2026 (5,671)
CHF 169,002 USD 216,631 JPMC 9/16/2026 (5,671)
CNY 1,826,600 USD 271,490 CITI
**
9/16/2026 (1,028)
CNY 1,821,269 USD 270,698 JPMC
**
9/16/2026 (1,026)
CZK 3,248,232 USD 155,573 CITI 9/16/2026 (2,551)
CZK 3,251,769 USD 155,742 JPMC 9/16/2026 (2,554)
EUR 1,071,231 USD 1,249,584 CITI 9/16/2026 (21,622)
EUR 1,069,601 USD 1,247,662 JPMC 9/16/2026 (21,566)
GBP 153,962 USD 206,133 CITI 9/16/2026 (1,911)
GBP 152,315 USD 203,936 JPMC 9/16/2026 (1,899)
HUF 25,171,374 USD 81,168 CITI 9/16/2026 (557)
HUF 25,171,373 USD 81,168 JPMC 9/16/2026 (556)
IDR 1,500,000,000 USD 84,071 CITI
**
9/16/2026 (824)
IDR 1,500,000,000 USD 84,071 JPMC
**
9/16/2026 (824)
ILS 33,001 USD 11,416 CITI 9/16/2026 (305)
ILS 32,999 USD 11,415 JPMC 9/16/2026 (305)
INR 5,000,000 USD 52,565 CITI
**
9/16/2026 (61)
INR 5,000,000 USD 52,565 JPMC
**
9/16/2026 (61)
JPY 280,697,953 USD 1,768,882 CITI 9/16/2026 (31,674)
JPY 280,697,958 USD 1,768,879 JPMC 9/16/2026 (31,670)
KRW 1,375,001,768 USD 913,693 CITI
**
9/16/2026 (23,797)
KRW 1,375,001,767 USD 913,691 JPMC
**
9/16/2026 (23,796)
NOK 2,500,012 USD 268,699 CITI 9/16/2026 (16,408)
NOK 2,500,008 USD 268,723 JPMC 9/16/2026 (16,433)
NZD 154,000 USD 90,703 CITI 9/16/2026 (3,013)
NZD 154,000 USD 90,703 JPMC 9/16/2026 (3,013)
PHP 5,000,000 USD 81,366 CITI
**
9/16/2026 (279)
PHP 5,000,000 USD 81,366 JPMC
**
9/16/2026 (278)
PLN 437,892 USD 119,624 CITI 9/16/2026 (3,223)
PLN 438,106 USD 119,682 JPMC 9/16/2026 (3,227)
SEK 500,000 USD 53,033 CITI 9/16/2026 (1,244)
SEK 500,000 USD 53,033 JPMC 9/16/2026 (1,244)
SGD 62,500 USD 49,341 CITI 9/16/2026 (767)
SGD 62,500 USD 49,341 JPMC 9/16/2026 (767)
THB 500,000 USD 15,434 CITI 9/16/2026 (286)
THB 500,000 USD 15,434 JPMC 9/16/2026 (286)
TWD 25,665,000 USD 811,035 CITI
**
9/16/2026 (7,508)
TWD 25,665,000 USD 811,038 JPMC
**
9/16/2026 (7,512)
USD 147,853 AUD 214,500 CITI 9/16/2026 (451)
USD 147,853 AUD 214,500 JPMC 9/16/2026 (450)
USD 3,044 BRL 16,115 CITI
**
9/16/2026 (21)
USD 3,044 BRL 16,115 JPMC
**
9/16/2026 (21)
USD 131,175 CAD 186,000 CITI 9/16/2026 (427)
USD 131,175 CAD 186,000 JPMC 9/16/2026 (427)
USD 175,070 CHF 140,500 CITI 9/16/2026 (312)
USD 175,070 CHF 140,500 JPMC 9/16/2026 (312)
USD 54,215 CLP 50,000,000 CITI
**
9/16/2026 (73)
USD 54,216 CLP 50,000,000 JPMC
**
9/16/2026 (73)
USD 164,089 CNY 1,110,180 CITI
**
9/16/2026 (292)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 163,556 CNY 1,106,589 JPMC
**
9/16/2026 $ (293)
USD 55,348 COP 200,000,000 CITI
**
9/16/2026 (2,101)
USD 55,348 COP 200,000,000 JPMC
**
9/16/2026 (2,101)
USD 70,438 CZK 1,500,000 CITI 9/16/2026 (226)
USD 70,438 CZK 1,500,000 JPMC 9/16/2026 (226)
USD 31,945 EUR 28,000 CITI 9/16/2026 (151)
USD 31,945 EUR 28,000 JPMC 9/16/2026 (151)
USD 485,697 GBP 368,000 CITI 9/16/2026 (2,435)
USD 485,698 GBP 368,000 JPMC 9/16/2026 (2,434)
USD 24,153 HUF 7,589,105 CITI 9/16/2026 (151)
USD 24,146 HUF 7,589,101 JPMC 9/16/2026 (158)
USD 257,246 ILS 769,500 CITI 9/16/2026 (1,845)
USD 257,246 ILS 769,500 JPMC 9/16/2026 (1,845)
USD 359,685 INR 34,999,995 CITI
**
9/16/2026 (7,842)
USD 359,686 INR 35,000,005 JPMC
**
9/16/2026 (7,842)
USD 50,153 NOK 500,000 CITI 9/16/2026 (305)
USD 50,153 NOK 500,000 JPMC 9/16/2026 (305)
USD 67,831 NZD 119,500 CITI 9/16/2026 (217)
USD 67,831 NZD 119,500 JPMC 9/16/2026 (217)
USD 80,545 PHP 5,000,000 CITI
**
9/16/2026 (544)
USD 80,545 PHP 5,000,000 JPMC
**
9/16/2026 (543)
USD 137,401 PLN 518,501 CITI 9/16/2026 (425)
USD 137,401 PLN 518,499 JPMC 9/16/2026 (425)
USD 51,558 SEK 500,000 CITI 9/16/2026 (231)
USD 51,558 SEK 500,000 JPMC 9/16/2026 (231)
USD 45,203 THB 1,500,001 CITI 9/16/2026 (241)
USD 45,203 THB 1,499,999 JPMC 9/16/2026 (241)
USD 230,277 ZAR 3,840,027 CITI 9/16/2026 (2,681)
USD 230,271 ZAR 3,840,022 JPMC 9/16/2026 (2,687)
ZAR 3,000,001 USD 183,104 CITI 9/16/2026 (1,107)
ZAR 2,999,999 USD 183,104 JPMC 9/16/2026 (1,107)
MXN 1,769,181 USD 101,073 CITI 9/17/2026 (558)
MXN 1,769,181 USD 101,072 JPMC 9/17/2026 (557)
USD 100,544 MXN 1,783,749 CITI 9/17/2026 (798)
USD 100,544 MXN 1,783,750 JPMC 9/17/2026 (798)
Total unrealized depreciation (367,404)
Net unrealized appreciation $ 83,802
** Non-deliverable forward foreign currency exchange contracts.
(a) Represents less than $0.5.

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION FUND
Schedule of Investments
June 30, 2026 (Unaudited)
Collateral pledged to (received from) each counterparty at June 30, 2026 was as follows:
COUNTERPARTY
REPURCHASE
AGREEMENT/ REVERSE
REPURCHASE
AGREEMENT OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BNPP
U.S. Treasury Inflation Linked Notes $ 202,824 $ – $ – $ 202,824
CITG
Cash – – 155,722 155,722
GSCO
Cash – – 1,848,297 1,848,297
GSIN
Investment Companies – 141,371 – 141,371
JPMC
Investment Companies – 1,520 – 1,520
JPMS
Cash – – 364,259 364,259
MSCL
Cash – – 183,158 183,158

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | June 2026

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 366.3%
COMMON STOCKS - 330.7%
Australia - 8 .7%
AGL Energy Ltd. (2)(a) 38,070 220,282
ALS Ltd. (2)(a) 3,080 48,890
ANZ Group Holdings Ltd. (2)(a) 5,225 127,513
APA Group (2)(a) 10,147 71,095
Aristocrat Leisure Ltd. (2)(a) 5,837 247,357
Aurizon Holdings Ltd. (2)(a) 31,844 92,109
BHP Group Ltd. (2)(a) 28,244 1,177,011
Brambles Ltd. (2)(a) 7,180 96,945
Commonwealth Bank of Australia
(2)(a) 618 70,430
Computershare Ltd. (2) 1,716 45,445
Evolution Mining Ltd. (2)(a) 35,710 295,277
Glencore plc (2)(a) 23,503 160,254
Harvey Norman Holdings Ltd. (2)(a) 23,095 77,125
IGO Ltd. (2)*(a) 35,738 183,929
JB Hi-Fi Ltd. (2)(a) 1,684 93,636
Mineral Resources Ltd. (2)*(a) 2,657 115,060
New Hope Corp. Ltd. (a) 971 3,590
Northern Star Resources Ltd. (2)(a) 4,225 55,938
OceanaGold Corp. (a) 4,419 110,767
Orica Ltd. (2)(a) 15,190 249,111
Origin Energy Ltd. (2)(a) 25,431 193,303
Pro Medicus Ltd. (2)(a) 1,731 244,718
QBE Insurance Group Ltd. (2)(a) 27,396 476,557
Rio Tinto plc (2)(a) 243 22,989
South32 Ltd. (2)(a) 138,568 376,268
Suncorp Group Ltd. (2)(a) 3,081 41,104
Technology One Ltd. (2)(a) 7,351 150,806
Telstra Group Ltd. (2)(a) 94,113 330,042
Wesfarmers Ltd. (2)(a) 1,999 125,104
Whitehaven Coal Ltd. (2)(a) 27,410 145,320
Woolworths Group Ltd. (2)(a) 5,990 165,503
Worley Ltd. (2)(a) 25,393 195,088
Yancoal Australia Ltd. (2)(a) 19,072 72,460
6,081,026
Belgium - 1 .1%
Ageas SA/NV (2)(a) 1,497 119,776
KBC Group NV (2)(a) 3,071 419,442
Liberty Global Ltd., Class A *(a) 12,107 137,657
Umicore SA (2)(a) 3,929 91,151
768,026
Brazil - 0 .5%
MercadoLibre, Inc. * 154 261,399
Wheaton Precious Metals Corp. (a)
(b) 541 60,857
Yara International ASA (2) 631 27,750
350,006
Burkina Faso - 0 .3%
IAMGOLD Corp. * 11,482 182,239
Canada - 10 .4%
Agnico Eagle Mines Ltd. (a) 278 43,194
Alamos Gold, Inc., Class A (a) 6,733 204,138
Alimentation Couche-Tard, Inc. (a) 2,092 133,345
AltaGas Ltd. (a)(b) 614 22,681
INVESTMENTS SHARES VALUE ($)
Canada - 10.4% (continued)
Aritzia, Inc. *(a) 3,536 389,914
Bank of Nova Scotia (The) (a) 3,687 320,463
Barrick Mining Corp. (a) 1,559 57,325
Canadian National Railway Co. (a)
(b) 4,110 490,476
Canadian Natural Resources Ltd.
(a) 7,185 284,310
Canadian Pacific Kansas City Ltd.
(a)(b) 3,087 267,638
Canadian Utilities Ltd., Class A (a)
(b) 1,396 51,893
CCL Industries, Inc., Class B (a) 2,129 138,811
Celestica, Inc. *(a) 1,291 470,832
Constellation Software, Inc. (a) 74 139,313
Descartes Systems Group, Inc.
(The) *(a) 578 40,033
Dollarama, Inc. (a) 2,290 302,944
DPM Metals, Inc. (a)(b) 1,699 55,178
Emera, Inc. (a) 458 24,294
Empire Co. Ltd., Class A (a) 3,270 114,522
Fairfax Financial Holdings Ltd. (a) 161 264,813
Franco-Nevada Corp. (a) 178 37,141
George Weston Ltd. (a) 2,117 151,955
iA Financial Corp., Inc. (a) 1,625 224,378
Intact Financial Corp. (a) 700 144,472
Kinross Gold Corp. (a) 4,487 106,239
Loblaw Cos. Ltd. (a) 2,419 109,740
Lundin Gold, Inc. (a) 4,546 245,242
LunR Royalties Corp. * 787 10,488
Magna International, Inc. (a) 4,324 284,334
Metro, Inc., Class A (a)(b) 495 31,649
OR Royalties, Inc. (a) 2,268 71,818
Pan American Silver Corp. (a) 1,262 56,575
Quebecor, Inc., Class B (a) 5,828 278,158
Saputo, Inc. (a) 485 14,048
Stantec, Inc. (a) 1,323 91,250
Sun Life Financial, Inc. (a)(b) 814 63,909
Suncor Energy, Inc. (a) 9,852 530,024
TFI International, Inc. (a) 1,278 183,962
TMX Group Ltd. (a) 2,488 81,451
Toromont Industries Ltd. (a) 1,140 187,464
Toronto-Dominion Bank (The) (a) 1,105 134,353
Tourmaline Oil Corp. (a)(b) 5,518 230,719
Whitecap Resources, Inc. (a) 9,614 99,851
7,185,337
China - 0 .2%
Wilmar International Ltd. (2) 54,800 152,940
Denmark - 2 .3%
Danske Bank A/S (2)(a) 9,822 526,484
Genmab A/S (2)*(a) 257 70,457
ISS A/S (2)(a) 5,802 237,517
Jyske Bank A/S (Registered) (2)(a) 637 92,172
Orsted A/S (2)*(a)(c) 14,662 329,597
Pandora A/S (2)(a) 1,806 207,485
Royal Unibrew A/S (2)(a) 109 7,186
Vestas Wind Systems A/S (2)(a) 3,352 94,906

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Denmark - 2.3% (continued)
Zealand Pharma A/S (2)*(a) 1,382 61,348
1,627,152
Finland - 1 .3%
Fortum OYJ (2)(a) 2,242 51,868
Nordea Bank Abp (2)(a) 10,917 207,171
Sampo OYJ, Class A (2)(a) 18,468 193,950
UPM-Kymmene OYJ (2)(a) 1,261 33,426
Wartsila OYJ Abp (2)(a) 11,361 433,901
920,316
France - 8 .0%
Air France-KLM (2)*(a) 9,731 151,480
Alstom SA (2)*(a) 5,910 103,251
BNP Paribas SA (2)(a) 6,484 757,287
Bollore SE (2) 574 2,661
Bouygues SA (2)(a) 1,470 82,090
Carrefour SA (2)(a) 33,588 623,561
Credit Agricole SA (2)(a) 16,552 332,912
Dassault Aviation SA (2)(a) 482 158,329
Eiffage SA (2)(a) 1,550 228,633
Gaztransport Et Technigaz SA (2)(a) 104 22,040
Hermes International SCA (2)(a) 10 18,287
Ipsen SA (2)(a) 578 111,392
Orange SA (2)(a) 7,787 146,853
Safran SA (2)(a) 1,181 465,410
SCOR SE (2)(a) 1,346 48,819
SEB SA (2)(a) 595 31,358
Societe Generale SA (2)(a) 7,194 636,742
Thales SA (2)(a) 2,275 584,678
TotalEnergies SE (2)(a) 8,911 689,048
Valeo SE (2)(a) 6,151 90,388
Vinci SA (2)(a) 2,128 310,790
5,596,009
Germany - 10 .2%
adidas AG (2)(a) 5,147 1,056,317
Allianz SE (Registered) (2)(a) 2,516 1,190,943
Aurubis AG (2)(a) 254 52,647
Bechtle AG (2)(a) 1,511 53,666
Commerzbank AG (2) 4,471 190,441
Daimler Truck Holding AG (2)(a) 2,984 143,916
Deutsche Bank AG (Registered)
(2)(a) 21,859 740,299
Deutsche Lufthansa AG
(Registered) (2)(a) 17,354 198,857
Deutsche Post AG (2) 1,582 96,180
Deutsche Telekom AG (Registered)
(2)(a) 13,207 360,080
Fraport AG Frankfurt Airport
Services Worldwide (2)(a) 160 13,354
Fresenius Medical Care AG (2)(a) 750 33,953
GEA Group AG (2)(a) 441 30,282
HUGO BOSS AG (2)(a) 1,408 60,489
KION Group AG (2)(a) 2,874 127,580
LANXESS AG (2)(a) 6 104
Mercedes-Benz Group AG (2)(a) 1,183 59,503
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 471 263,035
INVESTMENTS SHARES VALUE ($)
Germany - 10.2% (continued)
Nordex SE (2)*(a) 3,582 188,988
Rational AG (2)(a) 56 41,025
Rheinmetall AG (2)(a) 541 615,540
RWE AG (2)(a) 2,054 132,832
Scout24 SE (2)(a)(c) 472 39,060
Siemens Energy AG (2)(a) 7,097 1,352,982
Talanx AG (2)(a) 249 31,495
Wacker Chemie AG (2)*(a) 553 57,457
7,131,025
Hong Kong - 0 .7%
Prudential plc (2)(a) 25,214 334,893
Techtronic Industries Co. Ltd. (2)(a) 8,500 141,453
476,346
Italy - 5 .5%
A2A SpA (2)(a) 137,707 355,169
Amplifon SpA (2)(a) 23,371 253,231
De' Longhi SpA (2)(a) 386 16,396
Enel SpA (2)(a) 97,368 1,116,850
Eni SpA (2)(a) 16,834 394,954
Fincantieri SpA (2)*(a) 10,483 119,336
FinecoBank Banca Fineco SpA (2)
(a) 4,878 122,652
Generali (2)(a) 2,552 124,417
Hera SpA (2)(a) 5,504 22,958
Interpump Group SpA (2)(a) 279 10,801
Intesa Sanpaolo SpA (2)(a) 19,802 136,105
Leonardo SpA (2)(a) 3,194 171,487
Nexi SpA (2)(a)(b)(c) 4,013 16,246
Pirelli & C SpA (2)*(a)(c) 9,337 70,713
Poste Italiane SpA (2)(a) 5,358 175,386
Reply SpA (2)(a) 233 24,409
Saipem SpA (2)(a) 21,292 107,045
Snam SpA (2)(a)(b) 7,976 57,580
UniCredit SpA (2)(a) 6,013 538,879
3,834,614
Ivory Coast - 0 .1%
Endeavour Mining plc (2)(a) 1,532 75,039
Japan - 41 .4%
Advantest Corp. (2)(a) 700 144,010
Aisin Corp. (2)(a) 2,500 33,942
ANA Holdings, Inc. (2)(a) 7,200 131,811
Asahi Group Holdings Ltd. (2)(a) 31,700 301,361
Asahi Intecc Co. Ltd. (2)(a) 4,300 100,818
Asahi Kasei Corp. (2)(a) 8,600 95,650
Astellas Pharma, Inc. (2)(a) 44,900 600,612
BayCurrent, Inc. (2)(a) 8,200 306,044
Brother Industries Ltd. (2)(a) 7,200 163,791
Canon, Inc. (2)(a) 12,400 317,569
Central Japan Railway Co. (2)(a) 1,400 29,883
Chubu Electric Power Co., Inc. (2)
(a) 11,700 221,064
Concordia Financial Group Ltd. (2)
(a) 16,400 176,619
Dai Nippon Printing Co. Ltd. (2)(a) 6,900 126,604
Daiichi Life Group, Inc. (2)(a) 25,000 272,969
Daiichi Sankyo Co. Ltd. (2)(a) 9,500 152,762
Denso Corp. (2)(a) 26,700 307,424

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 41.4% (continued)
Dentsu Group, Inc. (2)*(a) 6,700 128,192
Disco Corp. (2)(a) 400 208,094
Eisai Co. Ltd. (2)(a) 9,000 226,874
ENEOS Holdings, Inc. (2)(a) 17,200 127,321
FANUC Corp. (2)(a) 5,400 248,649
Fast Retailing Co. Ltd. (2)(a) 300 153,703
Fujitsu Ltd. (2)(a) 2,400 47,688
Fukuoka Financial Group, Inc. (2)
(a) 6,200 263,018
Furukawa Electric Co. Ltd. (2)(a) 6,000 180,463
Hitachi Ltd. (2)(a) 5,600 154,986
Honda Motor Co. Ltd. (2)(a) 28,900 260,324
Hoya Corp. (2)(a) 1,600 258,082
Idemitsu Kosan Co. Ltd. (2)(a) 38,900 287,367
Iida Group Holdings Co. Ltd. (2)(a) 900 12,138
Isetan Mitsukoshi Holdings Ltd. (2)
(a) 24,700 630,895
Japan Airlines Co. Ltd. (2)(a) 5,600 97,857
Japan Post Bank Co. Ltd. (2)(a) 36,200 688,971
Japan Post Holdings Co. Ltd. (2)(a) 43,900 590,067
Japan Tobacco, Inc. (2)(a) 1,700 62,729
JFE Holdings, Inc. (2)(a) 8,200 79,167
Kajima Corp. (2)(a) 11,300 411,919
Kawasaki Kisen Kaisha Ltd. (2)(a) 17,200 263,633
Kinden Corp. (2)(a) 600 29,618
Kioxia Holdings Corp. (2)* 100 58,123
Kirin Holdings Co. Ltd. (2)(a) 36,700 632,935
Kobe Bussan Co. Ltd. (2)(a) 18,700 302,317
Kobe Steel Ltd. (2)(a) 23,400 271,426
Kokusai Electric Corp. (2)(a) 2,300 158,068
Kyocera Corp. (2)(a) 12,100 268,354
Kyoto Financial Group, Inc. (2)(a) 5,300 147,484
Kyushu Electric Power Co., Inc. (2)
(a) 15,500 157,116
LY Corp. (2)(a) 92,300 245,662
MatsukiyoCocokara & Co. (a) 20,600 304,258
Mazda Motor Corp. (2)(a) 13,900 92,964
MINEBEA MITSUMI, Inc. (2)(a) 8,600 255,101
Mitsubishi Chemical Group Corp.
(2)(a) 18,500 129,813
Mitsubishi Electric Corp. (2)(a) 5,400 198,042
Mitsubishi Heavy Industries Ltd. (2)
(a) 24,200 549,889
Mitsui Chemicals, Inc. (2)(a) 16,600 220,026
Mitsui OSK Lines Ltd. (2)(a) 17,500 560,603
Mizuho Financial Group, Inc. (2)(a) 14,500 696,419
MS&AD Insurance Group Holdings,
Inc. (2)(a) 6,600 171,072
Murata Manufacturing Co. Ltd. (2)
(a) 19,300 1,385,448
Nexon Co. Ltd. (2)(a) 27,700 368,135
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 1,800 56,084
Nippon Steel Corp. (2)(a) 91,900 304,477
Nippon Yusen KK (2)(a) 20,900 675,998
Nissan Chemical Corp. (2)(a) 1,000 52,603
Niterra Co. Ltd. (2)(a) 1,400 93,034
Nomura Holdings, Inc. (2)(a) 27,500 241,448
NTT, Inc. (2)(a) 1,214,400 1,080,245
Obayashi Corp. (2)(a) 18,600 375,879
INVESTMENTS SHARES VALUE ($)
Japan - 41.4% (continued)
Obic Co. Ltd. (2)(a) 14,900 349,924
Oji Holdings Corp. (2)(a) 13,100 64,355
Omron Corp. (2)(a) 15,800 571,012
Ono Pharmaceutical Co. Ltd. (2)(a) 12,400 182,273
ORIX Corp. (2)(a) 3,300 125,702
Osaka Gas Co. Ltd. (2)(a) 700 23,585
Pan Pacific International Holdings
Corp. (2)(a) 4,600 23,315
Panasonic Holdings Corp. (2)(a) 32,700 919,963
Recruit Holdings Co. Ltd. (2)(a) 9,000 626,211
Resona Holdings, Inc. (2)(a) 46,600 607,573
Rohm Co. Ltd. (2)(a) 14,100 476,785
Sanwa Holdings Corp. (2)(a) 2,200 51,577
Seiko Epson Corp. (2)(a) 10,100 169,054
Seven & i Holdings Co. Ltd. (2)(a) 29,000 347,779
Shimadzu Corp. (2)(a) 4,500 114,770
Shimamura Co. Ltd. (2)(a) 2,900 59,717
Shimano, Inc. (2)(a) 1,300 138,658
Shimizu Corp. (2)(a) 17,800 281,882
Shin-Etsu Chemical Co. Ltd. (2)(a) 9,500 414,100
Shionogi & Co. Ltd. (2)(a) 9,100 155,487
Shiseido Co. Ltd. (2)(a) 1,500 24,211
Shizuoka Financial Group, Inc. (2)
(a) 18,200 341,689
SMC Corp. (2)(a) 400 178,834
Sojitz Corp. (2)(a) 6,900 221,352
Sony Financial Group, Inc. (2) 367,100 319,867
Sony Group Corp. (2)(a) 9,400 189,166
Square Enix Holdings Co. Ltd. (2)
(a) 8,800 130,710
Sumitomo Corp. (2)(a) 25,600 246,059
Sumitomo Metal Mining Co. Ltd.
(2)(a) 700 32,466
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 16,800 627,312
Takeda Pharmaceutical Co. Ltd.
(2)(a) 5,500 175,311
TBS Holdings, Inc. (2)(a) 1,300 50,134
Terumo Corp. (2)(a) 6,400 87,408
Tokyo Century Corp. (2)(a) 2,600 40,082
Tokyo Electron Ltd. (2)(a) 1,300 630,310
Tokyo Gas Co. Ltd. (2)(a) 9,800 371,085
Tokyu Corp. (2) 2,100 21,667
TOPPAN Holdings, Inc. (2)(a) 2,500 79,270
Tosoh Corp. (2)(a) 2,500 45,403
TOTO Ltd. (2)(a) 600 32,130
Toyota Motor Corp. (2)(a) 15,600 261,339
Tsuruha Holdings, Inc. (a) 3,300 41,769
USS Co. Ltd. (2)(a) 8,300 97,492
Yamato Holdings Co. Ltd. (2)(a) 2,600 29,420
Yamazaki Baking Co. Ltd. (2)(a) 2,000 39,283
Yokogawa Electric Corp. (2)(a) 1,700 59,743
29,024,945
Netherlands - 3 .7%
ABN AMRO Bank NV, CVA (2)(a)(c) 6,498 276,372
Argenx SE (2)*(a) 282 261,376
ASM International NV (2)(a) 292 335,795
ASML Holding NV (2)(a) 439 869,296
ASR Nederland NV (2)(a) 1,749 132,086

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Netherlands - 3.7% (continued)
EXOR NV (2)(a) 463 35,471
Heineken NV (2)(a) 3,344 280,771
NN Group NV (2)(a) 3,679 322,534
NXP Semiconductors NV (a)(b) 258 72,506
2,586,207
Norway - 1 .6%
Equinor ASA (2)(a) 15,567 490,880
Gjensidige Forsikring ASA (2)(a) 340 9,203
Kongsberg Gruppen ASA (a) 9,014 271,645
Norsk Hydro ASA (2)(a) 5,386 48,737
Storebrand ASA (2)(a) 5,555 104,331
Telenor ASA (a) 4,081 58,462
Vend Marketplaces ASA (2)(a) 5,297 127,498
1,110,756
Portugal - 0 .3%
Banco Comercial Portugues SA,
Class R (2) 167,414 198,083
EDP SA (2) 5,887 30,753
228,836
Singapore - 1 .7%
DBS Group Holdings Ltd. (2) 3,400 172,158
Keppel Ltd. (2) 5,400 45,803
Oversea-Chinese Banking Corp.
Ltd. (2) 1,300 24,948
Sea Ltd., ADR *(a)(b) 3,662 350,929
Sembcorp Industries Ltd. (2) 10,900 53,611
Singapore Technologies
Engineering Ltd. (2) 22,800 183,639
United Overseas Bank Ltd. (2) 12,100 372,618
1,203,706
South Africa - 0 .2%
Anglo American plc (2) 2,368 116,156
Spain - 3 .0%
ACS Actividades de Construccion y
Servicios SA (2)(a) 1,735 255,144
Aena SME SA (2)(a)(c) 7,953 242,349
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 7,349 185,024
Bankinter SA (2)(a) 8,007 134,084
CaixaBank SA (2)(a) 2,811 39,827
Enagas SA (a) 5,176 100,303
Fluidra SA (2)(a) 182 4,119
Industria de Diseno Textil SA (2)(a) 7,977 502,808
Naturgy Energy Group SA (2)(a) 8,737 273,854
Repsol SA (2)(a) 7,588 189,583
Unicaja Banco SA (2)(a)(c) 55,852 199,079
2,126,174
Sweden - 3 .9%
Alfa Laval AB (2)(a) 1,088 64,905
Autoliv, Inc. (a)(b) 1,246 144,748
Boliden AB (2)(a) 10,235 578,313
Essity AB, Class B (2)(a)(b) 1,973 55,863
Evolution AB (2)*(a)(c) 4,043 277,531
Saab AB, Class B (2)(a) 592 30,864
Sandvik AB (2)(a) 3,074 126,941
INVESTMENTS SHARES VALUE ($)
Sweden - 3.9% (continued)
Skanska AB, Class B (2)(a) 2,177 58,239
SSAB AB, Class B (2)(a) 2,429 22,461
Svenska Handelsbanken AB, Class
A (2)(a) 11,755 172,978
Swedbank AB, Class A (2)(a) 8,135 303,890
Swedish Orphan Biovitrum AB
(2)*(a) 1,272 60,633
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 34,878 391,146
Telia Co. AB (2)(a) 58,837 286,586
Volvo AB, Class B (2)(a) 4,666 158,718
2,733,816
Switzerland - 8 .1%
ABB Ltd. (Registered) (2)(a) 7,245 788,106
Accelleron Industries AG (2)(a) 1,675 172,017
Avolta AG (2)*(a) 4,584 306,243
BKW AG (2) 43 7,230
Clariant AG (Registered) (2)*(a) 3,702 32,285
DSM-Firmenich AG (2)(a) 2,542 241,280
Flughafen Zurich AG (Registered)
(2)(a) 733 226,744
Galderma Group AG (2)(a) 1,301 295,909
Kuehne + Nagel International AG
(Registered) (2)(a) 2,105 510,761
Nestle SA (Registered) (2)(a) 10,964 1,124,525
Schindler Holding AG (2)(a) 254 84,200
SGS SA (Registered) (2)(a) 1,692 196,209
Sika AG (Registered) (2)(a) 599 123,523
Sonova Holding AG (Registered)
(2)(a) 597 141,694
Swatch Group AG (The) (2)(a) 397 97,022
TE Connectivity plc (a) 1,619 326,407
Temenos AG (Registered) (2)(a) 592 48,432
VAT Group AG (2)(a)(c) 60 52,615
Zurich Insurance Group AG (2)(a) 1,199 886,821
5,662,023
United Kingdom - 12 .0%
Admiral Group plc (2)(a)(b) 846 39,956
Barclays plc (2)(a) 163,530 1,095,815
Centrica plc (a) 91,238 206,767
CK Hutchison Holdings Ltd. (2)(a) 5,000 42,378
Compass Group plc (2)(a) 18,294 591,067
Entain plc (2)(a) 3,490 25,862
Games Workshop Group plc (2)
(a)(b) 184 52,724
GSK plc (2)(a) 10,753 282,297
Harbour Energy plc (2)(a) 31,680 89,753
Hikma Pharmaceuticals plc (2)(a) 515 10,376
Hiscox Ltd. (2)(a) 4,619 113,179
Howden Joinery Group plc (2)(a) 2,941 32,695
Inchcape plc (a) 706 7,220
International Consolidated Airlines
Group SA (2)(a) 80,068 508,283
Investec plc (2)(a) 1,581 12,582
ITV plc (2)(a) 51,202 54,697
Kingfisher plc (2)(a) 66,767 250,688
Lloyds Banking Group plc (2)(a) 350,368 512,773
NatWest Group plc (2)(a) 47,286 417,249

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 12.0% (continued)
Next plc (2)(a)(b) 586 113,065
Ocado Group plc (2)*(a)(b) 1,235 2,936
Persimmon plc (2)(a) 1,570 21,890
RELX plc (2)(a) 8,138 257,200
Rolls-Royce Holdings plc (2)(a) 61,841 1,185,471
RS GROUP plc (2)(a) 1,639 12,651
Sage Group plc (The) (2)(a)(b) 5,835 63,304
TechnipFMC plc (a) 10,204 676,525
Tesco plc (2)(a) 50,110 305,476
Unilever plc (2)(a) 12,992 780,398
Vodafone Group plc (2)(a) 489,558 647,961
8,413,238
United States - 205 .5%
3M Co. (a) 439 71,078
Abercrombie & Fitch Co., Class A
*(a) 2,076 186,861
Accenture plc, Class A (a) 2,683 333,873
Adobe, Inc. *(a) 1,859 381,132
ADT, Inc. (a) 18,678 121,407
Advanced Energy Industries, Inc.
(a)(b) 707 263,619
Aflac, Inc. (a)(b) 2,571 301,450
AGCO Corp. (a) 502 60,089
Airbnb, Inc., Class A *(a) 7,616 1,089,849
Akamai Technologies, Inc. *(a)(b) 2,857 337,726
Albemarle Corp. (a)(b) 1,230 166,087
Alcoa Corp. (a) 773 40,304
Alexandria Real Estate Equities,
Inc., REIT (a) 8,014 423,540
Align Technology, Inc. *(a) 1,349 227,522
Allison Transmission Holdings, Inc.
(a) 2,135 240,700
Alnylam Pharmaceuticals, Inc. *(a)
(b) 639 192,358
Amdocs Ltd. (a) 3,921 198,167
Amentum Holdings, Inc. *(a)(b) 1,968 40,679
Ameren Corp. (a) 2,429 274,574
American Airlines Group, Inc. *(a) 7,298 131,875
American Electric Power Co., Inc.
(a) 1,035 141,598
American Financial Group, Inc. (a) 1,550 216,907
American Homes 4 Rent, Class A,
REIT (a) 9,746 326,686
American International Group, Inc.
(a)(b) 3,146 234,471
American Tower Corp., REIT (a) 3,750 613,388
American Water Works Co., Inc.
(a)(b) 3,687 485,135
Ameriprise Financial, Inc. (a) 1,095 502,342
AMETEK, Inc. (a)(b) 412 99,679
Amphenol Corp., Class A (a)(b) 1,194 210,526
Analog Devices, Inc. (a) 189 75,065
Antero Resources Corp. *(a) 5,040 177,106
Aon plc, Class A (a) 1,099 364,527
AP Moller - Maersk A/S, Class B (a) 81 192,419
Applied Industrial Technologies,
Inc. (a) 1,263 427,083
AptarGroup, Inc. (a)(b) 1,118 139,974
Aramark (a) 13,833 787,098
INVESTMENTS SHARES VALUE ($)
United States - 205.5% (continued)
Arch Capital Group Ltd. *(a) 4,691 455,308
Arista Networks, Inc. *(a) 485 82,392
Arrow Electronics, Inc. *(a)(b) 1,307 278,927
Ashland, Inc. (a)(b) 1,690 111,354
Assured Guaranty Ltd. (a) 2,392 191,743
ATI, Inc. *(a) 746 147,037
Atlassian Corp., Class A *(a) 8,463 658,337
Atmos Energy Corp. (a) 2,483 427,746
Automatic Data Processing, Inc. (a) 1,826 408,933
AutoNation, Inc. *(a) 1,115 207,156
Avient Corp. (a)(b) 1,802 66,602
Avnet, Inc. (a)(b) 4,380 389,032
Axis Capital Holdings Ltd. (a) 3,572 383,776
Ball Corp. (a) 1,162 72,509
Bank of America Corp. (a) 5,676 323,418
Bank of New York Mellon Corp.
(The) (a) 2,133 308,453
Bath & Body Works, Inc. (a) 5,699 131,818
Becton Dickinson & Co. (a) 588 88,982
BellRing Brands, Inc. *(a)(b) 6,491 83,994
Best Buy Co., Inc. (a) 1,587 120,422
Biogen, Inc. *(a) 1,034 223,406
BioMarin Pharmaceutical, Inc. *(a) 5,783 330,903
Blackrock, Inc. (a) 628 603,860
Block, Inc., Class A *(a) 1,474 112,024
Blue Owl Capital, Inc., Class A (a)
(b) 2,671 23,371
Boeing Co. (The) *(a)(b) 2,312 500,479
Booking Holdings, Inc. (a) 1,825 325,288
BorgWarner, Inc. (a) 2,250 149,400
Boston Scientific Corp. *(a) 13,469 574,857
BP plc (2)(a) 69,822 430,365
Bright Horizons Family Solutions,
Inc. *(a) 2,316 164,158
Brink's Co. (The) (a)(b) 295 27,875
Bristol-Myers Squibb Co. (a) 19,100 1,100,541
Broadcom, Inc. (a) 510 192,653
Broadridge Financial Solutions,
Inc. (a) 1,259 172,420
Bruker Corp. (a)(b) 2,004 120,601
Brunswick Corp. (a) 1,611 135,711
Burlington Stores, Inc. *(a) 1,355 429,264
CACI International, Inc., Class A
*(a)(b) 178 82,460
Camden Property Trust, REIT (a)(b) 1,688 193,259
Capital One Financial Corp. (a) 3,733 748,914
Carlisle Cos., Inc. (a)(b) 167 60,579
CarMax, Inc. *(a) 6,129 324,163
Carnival Corp. Ltd. (a) 6,408 183,077
Carpenter Technology Corp. (a) 1,109 684,076
Carrier Global Corp. (a) 3,810 279,464
Casey's General Stores, Inc. (a) 147 116,834
CDW Corp. (a) 2,573 361,867
Celsius Holdings, Inc. *(a)(b) 6,243 182,795
Centene Corp. *(a) 14,314 918,816
Charter Communications, Inc.,
Class A *(a)(b) 2,846 404,730
Chemed Corp. (a)(b) 436 203,063
Cheniere Energy, Inc. (a) 856 204,593
Chevron Corp. (a) 3,197 529,935

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 205.5% (continued)
Chipotle Mexican Grill, Inc., Class
A *(a) 5,749 195,466
Chord Energy Corp. (a)(b) 1,478 168,935
Chubb Ltd. (a) 2,681 913,524
Ciena Corp. *(a) 437 214,375
Citigroup, Inc. (a) 2,640 369,494
Citizens Financial Group, Inc. (a) 3,910 273,974
Clean Harbors, Inc. *(a) 584 174,470
Cloudflare, Inc., Class A *(a)(b) 1,556 381,656
CMS Energy Corp. (a)(b) 328 25,092
CNA Financial Corp. (a) 2,464 119,775
CNH Industrial NV (a)(b) 16,868 189,428
CNO Financial Group, Inc. (a) 3,640 185,567
Coca-Cola Consolidated, Inc. (a) 824 157,318
Coeur Mining, Inc. (a) 2,965 48,389
Colgate-Palmolive Co. (a) 4,520 414,394
Columbia Sportswear Co. (a) 3,290 203,388
Comfort Systems USA, Inc. (a) 374 741,249
Commerce Bancshares, Inc. (a) 7,757 447,967
Commercial Metals Co. (a) 1,084 68,021
Commvault Systems, Inc. *(a) 1,723 244,201
ConocoPhillips (a) 2,945 306,162
Consolidated Edison, Inc. (a)(b) 1,644 181,876
Constellation Energy Corp. (a)(b) 613 152,251
Cooper Cos., Inc. (The) *(a) 695 49,838
Copart, Inc. *(a) 17,550 494,735
COPT Defense Properties, REIT (a) 1,458 53,057
Corcept Therapeutics, Inc. *(a) 2,365 205,637
CoreWeave, Inc., Class A *(a) 1,560 155,282
Corpay, Inc. *(a)(b) 532 177,300
CoStar Group, Inc. *(a) 12,603 356,917
Costco Wholesale Corp. (a) 818 765,214
Crane Co. (a) 2,311 515,515
Crowdstrike Holdings, Inc., Class
A * 34 25,947
Crown Holdings, Inc. (a) 2,619 292,857
Cummins, Inc. (a) 572 407,956
Curtiss-Wright Corp. (a) 340 257,638
Danaher Corp. (a) 2,223 423,437
Darden Restaurants, Inc. (a)(b) 505 104,035
Darling Ingredients, Inc. *(a)(b) 1,466 80,073
Datadog, Inc., Class A *(a)(b) 1,243 323,627
DaVita, Inc. *(a) 383 85,210
Delta Air Lines, Inc. (a)(b) 2,159 202,212
Dexcom, Inc. *(a) 822 55,362
Docusign, Inc., Class A *(a) 6,130 272,295
Dollar General Corp. (a) 4,775 549,650
Dollar Tree, Inc. *(a)(b) 1,850 223,758
Domino's Pizza, Inc. (a) 1,868 553,003
DoubleVerify Holdings, Inc. *(a) 8,390 90,948
Dover Corp. (a) 2,093 469,418
Dow, Inc. (a)(b) 18,223 498,581
DR Horton, Inc. (a)(b) 1,841 299,862
DraftKings, Inc., Class A *(a)(b) 27,085 684,167
DTE Energy Co. (a) 4,418 673,171
Duolingo, Inc., Class A *(a)(b) 3,899 448,463
Dynatrace, Inc. *(a) 8,645 379,602
Eagle Materials, Inc. (a)(b) 1,099 247,275
East West Bancorp, Inc. (a) 4,113 530,947
Edison International (a) 14,984 1,115,558
INVESTMENTS SHARES VALUE ($)
United States - 205.5% (continued)
Edwards Lifesciences Corp. *(a) 990 89,555
Elastic NV *(a) 414 23,606
Elevance Health, Inc. (a) 442 170,935
Eli Lilly & Co. (a) 366 438,991
EMCOR Group, Inc. (a) 532 441,496
Encompass Health Corp. (a) 900 90,972
EnerSys (a) 450 105,219
Envista Holdings Corp. *(a) 2,399 63,214
EOG Resources, Inc. (a) 5,277 684,585
EPR Properties, REIT (a) 403 23,378
EQT Corp. (a)(b) 434 23,076
Equifax, Inc. (a)(b) 3,300 523,776
Equinix, Inc., REIT (a) 438 456,567
Estee Lauder Cos., Inc. (The),
Class A (a) 2,650 209,218
Evercore, Inc., Class A (a) 1,052 359,195
Everest Group Ltd. (a) 813 290,428
Eversource Energy (a) 9,407 679,844
Exelixis, Inc. *(a)(b) 8,868 482,508
ExlService Holdings, Inc. *(a) 7,326 189,450
Expand Energy Corp. (a) 4,635 422,666
Expedia Group, Inc. (a) 969 247,948
Experian plc (2)(a) 4,835 162,957
FactSet Research Systems, Inc. (a) 3,049 701,514
Federal Realty Investment Trust,
REIT (a) 1,336 164,916
FedEx Corp. (a) 2,175 681,058
Fidelity National Financial, Inc. (a)
(b) 4,796 226,179
Fidelity National Information
Services, Inc. (a) 739 28,732
First American Financial Corp. (a) 1,262 86,561
First Hawaiian, Inc. (a) 9,138 267,743
First Horizon Corp. (a) 7,615 195,249
FirstCash Holdings, Inc. (a)(b) 995 215,238
Five Below, Inc. *(a)(b) 2,416 434,373
Fluor Corp. *(a) 2,940 154,027
Ford Motor Co. (a) 21,714 301,825
Fortinet, Inc. *(a) 3,601 553,186
Freeport-McMoRan, Inc. (a) 6,948 436,960
Gaming and Leisure Properties,
Inc., REIT (a)(b) 1,044 46,489
Gap, Inc. (The) (a) 9,580 178,954
Garmin Ltd. (a)(b) 1,165 276,734
Gartner, Inc. *(a) 3,023 391,841
Gates Industrial Corp. plc *(a) 3,128 87,490
GE Aerospace (a) 1,732 647,300
GE Vernova, Inc. (a) 544 639,124
General Dynamics Corp. (a) 1,201 425,442
General Motors Co. (a) 6,075 468,261
Genpact Ltd. (a) 2,139 58,823
Gitlab, Inc., Class A *(a)(b) 7,075 216,000
Glacier Bancorp, Inc. (a)(b) 600 30,948
GLOBALFOUNDRIES, Inc. (a)(b) 1,077 88,756
Globe Life, Inc. (a) 359 64,146
GoDaddy, Inc., Class A *(a) 4,385 372,199
Goldman Sachs Group, Inc. (The)
(a) 201 203,285
Goodyear Tire & Rubber Co. (The)
*(a)(b) 5,513 36,386

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 205.5% (continued)
Graham Holdings Co., Class B (a) 22 25,111
Graphic Packaging Holding Co. (a)
(b) 8,977 94,887
Greif, Inc., Class A (a)(b) 1,387 103,318
H&R Block, Inc. (a) 12,474 475,010
Haemonetics Corp. *(a) 5,627 422,025
Halliburton Co. (a)(b) 8,733 296,485
Hanover Insurance Group, Inc.
(The) (a) 602 128,900
Hasbro, Inc. (a) 2,327 192,187
Hayward Holdings, Inc. *(a) 5,407 93,595
HealthEquity, Inc. *(a) 2,630 237,542
Hewlett Packard Enterprise Co. (a) 16,301 735,338
Hilton Grand Vacations, Inc. *(a)(b) 3,328 174,287
Hilton Worldwide Holdings, Inc. (a) 2,035 672,486
Holcim AG (2)(a) 2,481 223,694
Home BancShares, Inc. (a) 5,048 144,120
Honeywell Aerospace, Inc. *(a) 493 108,882
Honeywell International, Inc. (a) 493 110,271
Host Hotels & Resorts, Inc., REIT
(a)(b) 4,866 115,373
HP, Inc. 3,464 76,000
HubSpot, Inc. *(a) 1,438 262,449
Huntington Ingalls Industries, Inc.
(a) 957 267,855
Illinois Tool Works, Inc. (a) 2,444 661,029
Illumina, Inc. *(a) 1,771 311,395
Incyte Corp. *(a) 1,956 221,732
Inspire Medical Systems, Inc. *(a)
(b) 2,524 112,596
Insulet Corp. *(a) 1,381 210,257
Intel Corp. *(a) 1,170 163,367
Intercontinental Exchange, Inc. (a) 185 22,775
InterContinental Hotels Group plc
(2)(a) 89 15,298
International Bancshares Corp. (a) 298 22,633
International Business Machines
Corp. (a)(b) 2,385 670,686
International Flavors & Fragrances,
Inc. (a)(b) 2,809 222,529
Intuit, Inc. (a) 1,871 488,331
Invesco Ltd. (a) 7,241 191,090
Invitation Homes, Inc., REIT (a)(b) 4,209 127,154
IQVIA Holdings, Inc. *(a) 1,183 228,579
Iridium Communications, Inc. (a) 4,974 272,824
Iron Mountain, Inc., REIT (a) 1,412 178,350
ITT, Inc. (a)(b) 2,151 425,382
J M Smucker Co. (The) (a)(b) 659 74,138
Jabil, Inc. (a) 888 342,306
Jacobs Solutions, Inc. (a) 1,088 137,088
Jazz Pharmaceuticals plc *(a) 1,442 347,479
JB Hunt Transport Services, Inc. (a) 2,969 859,318
Jefferies Financial Group, Inc. (a) 7,694 384,546
Johnson Controls International plc
(a) 1,985 290,028
Jones Lang LaSalle, Inc. *(a) 350 108,483
JPMorgan Chase & Co. (a) 1,943 636,002
Kemper Corp. (a) 2,816 75,919
Keysight Technologies, Inc. *(a) 493 172,585
Kimco Realty Corp., REIT (a)(b) 6,388 161,936
INVESTMENTS SHARES VALUE ($)
United States - 205.5% (continued)
Kinder Morgan, Inc. (a)(b) 7,686 245,721
Kirby Corp. *(a)(b) 773 105,105
KKR & Co., Inc. (a)(b) 2,908 266,896
Knife River Corp. *(a)(b) 1,066 89,171
Knight-Swift Transportation
Holdings, Inc., Class A (a) 3,826 297,931
Kyndryl Holdings, Inc. *(a) 15,147 171,313
L3Harris Technologies, Inc. (a) 1,512 439,372
Lamar Advertising Co., Class A,
REIT (a)(b) 1,202 187,488
Landstar System, Inc. (a) 1,525 315,385
Las Vegas Sands Corp. (a) 1,914 88,408
Lear Corp. (a) 373 50,004
Lennar Corp., Class A (a)(b) 4,061 367,480
Leonardo DRS, Inc. (a) 3,885 165,773
Lincoln Electric Holdings, Inc. (a) 653 173,378
Lineage, Inc., REIT (a)(b) 6,316 273,167
Littelfuse, Inc. (a)(b) 223 101,539
LivaNova plc *(a) 1,438 118,247
Lockheed Martin Corp. (a) 715 364,264
Louisiana-Pacific Corp. (a)(b) 1,657 130,340
Lumentum Holdings, Inc. *(a)(b) 371 318,340
LyondellBasell Industries NV, Class
A (a) 6,735 354,598
Manhattan Associates, Inc. *(a) 1,694 235,890
MarketAxess Holdings, Inc. (a)(b) 5,042 572,217
Marsh & McLennan Cos., Inc. (a)(b) 2,909 484,843
Marzetti Co. (The) (a) 2,563 292,592
Masco Corp. (a) 2,575 209,528
Matador Resources Co. (a)(b) 2,757 137,243
McCormick & Co., Inc. (Non-Voting)
(a)(b) 9,934 500,872
McDonald's Corp. (a) 1,847 499,263
McKesson Corp. (a) 172 129,963
Medical Properties Trust, Inc., REIT
(a)(b) 36,151 167,018
Medpace Holdings, Inc. *(a)(b) 741 392,426
Merck & Co., Inc. (a) 4,054 520,939
MetLife, Inc. (a) 1,496 126,577
Mettler-Toledo International, Inc.
*(a) 224 286,162
MGIC Investment Corp. (a) 11,998 338,344
MGM Resorts International *(a)(b) 3,066 146,585
Microchip Technology, Inc. (a) 2,602 237,302
Micron Technology, Inc. (a) 1,215 1,402,461
Microsoft Corp. (a) 3,020 1,126,519
Mid-America Apartment
Communities, Inc., REIT (a)(b) 7,081 983,834
MKS, Inc. (a)(b) 298 132,550
Moderna, Inc. *(a)(b) 1,600 112,048
Mohawk Industries, Inc. *(a)(b) 3,408 413,493
Molina Healthcare, Inc. *(a) 2,692 615,660
MongoDB, Inc., Class A *(a) 917 308,020
Morgan Stanley (a) 1,115 233,080
Morningstar, Inc. (a) 966 150,715
Mosaic Co. (The) (a) 16,923 358,598
MSCI, Inc., Class A (a) 572 320,343
Mueller Industries, Inc. (a) 2,223 273,273
Murphy USA, Inc. (a) 310 167,050
Nasdaq, Inc. (a) 754 59,430

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 205.5% (continued)
Natera, Inc. *(a) 1,578 428,348
Neurocrine Biosciences, Inc. *(a) 3,026 509,987
New Jersey Resources Corp. (a) 1,475 82,659
New York Times Co. (The), Class
A (a) 7,496 524,570
Newell Brands, Inc. (a) 43,623 267,845
NewMarket Corp. (a) 380 300,671
Newmont Corp. (a) 1,880 175,592
News Corp., Class A (a)(b) 12,099 300,418
NiSource, Inc. (a) 5,688 270,464
NNN REIT, Inc., REIT (a) 7,720 359,212
Northern Trust Corp. (a) 1,239 215,388
NOV, Inc. (a) 1,252 23,225
Novartis AG (Registered) (2)(a) 6,674 1,043,096
NRG Energy, Inc. (a) 819 119,623
Nutanix, Inc., Class A *(a) 5,852 298,218
nVent Electric plc (a) 1,867 316,662
NVIDIA Corp. (a) 4,546 909,609
NVR, Inc. *(a) 80 545,072
Occidental Petroleum Corp. (a) 11,357 551,609
OGE Energy Corp. (a) 3,163 153,912
Old Dominion Freight Line, Inc. (a) 1,817 393,562
Old Republic International Corp.
(a)(b) 3,618 148,049
Olin Corp. (a)(b) 6,239 123,657
Omnicom Group, Inc. (a)(b) 3,654 266,121
ON Semiconductor Corp. *(a)(b) 1,279 120,917
ONE Gas, Inc. (a)(b) 1,428 110,056
OneMain Holdings, Inc. (a)(b) 5,256 320,458
Oracle Corp. (a) 1,768 259,100
Oshkosh Corp. (a) 3,436 527,357
Otis Worldwide Corp. (a) 727 52,053
Ovintiv, Inc. (a) 3,544 186,592
Owens Corning (a) 4,205 668,427
PACCAR, Inc. (a)(b) 1,440 172,973
Palantir Technologies, Inc., Class
A *(a)(b) 204 23,801
Parker-Hannifin Corp. (a) 941 920,411
Paylocity Holding Corp. *(a) 2,362 246,900
PBF Energy, Inc., Class A (a) 1,654 75,290
Penn Entertainment, Inc. *(a) 6,134 131,022
Penske Automotive Group, Inc. (a) 161 28,811
Pentair plc (a) 1,886 144,581
PepsiCo, Inc. (a) 3,547 480,264
Permian Resources Corp., Class
A (a)(b) 9,151 168,470
Pfizer, Inc. (a) 13,701 329,920
PG&E Corp. (a) 62,970 1,059,154
Philip Morris International, Inc. (a) 2,075 375,388
Phillips 66 (a) 2,170 366,839
Pilgrim's Pride Corp. (a) 663 18,637
Pinnacle Financial Partners, Inc.
(a)(b) 4,352 439,030
Pinterest, Inc., Class A *(a) 11,310 237,849
PNC Financial Services Group, Inc.
(The) (a) 3,029 745,800
Polaris, Inc. (a) 792 54,204
Pool Corp. (a) 2,096 450,430
Popular, Inc. 687 112,792
Portland General Electric Co. (a) 3,483 180,524
INVESTMENTS SHARES VALUE ($)
United States - 205.5% (continued)
Primerica, Inc. (a)(b) 321 91,228
Principal Financial Group, Inc. (a)
(b) 2,764 297,904
Prologis, Inc., REIT (a)(b) 1,404 190,200
Prosperity Bancshares, Inc. (a) 5,918 432,192
Prudential Financial, Inc. (a) 2,699 291,303
Rambus, Inc. *(a)(b) 975 129,422
RBC Bearings, Inc. *(a) 335 215,760
Reddit, Inc., Class A *(a) 1,375 238,673
Regency Centers Corp., REIT (a) 2,083 166,098
Regeneron Pharmaceuticals, Inc.
(a) 1,136 708,341
Reinsurance Group of America,
Inc. (a) 2,279 484,629
Reliance, Inc. (a) 151 56,414
RenaissanceRe Holdings Ltd. 923 292,499
Revolution Medicines, Inc. *(a)(b) 503 94,202
Reynolds Consumer Products, Inc.
(a) 2,563 68,817
Robert Half, Inc. (a) 10,233 314,153
ROBLOX Corp., Class A *(a) 13,715 745,822
Roche Holding AG (2)(a) 2,107 866,159
Ross Stores, Inc. (a) 3,446 733,481
Royalty Pharma plc, Class A (a) 2,087 117,018
Rubrik, Inc., Class A *(a) 6,020 483,286
Ryder System, Inc. (a) 934 246,361
S&P Global, Inc. (a) 1,519 618,628
Sabra Health Care REIT, Inc., REIT
(a)(b) 3,811 74,353
Saia, Inc. *(a)(b) 297 125,085
Sanofi SA (2)(a) 15,156 1,295,892
Sarepta Therapeutics, Inc. *(a)(b) 2,556 45,931
SBA Communications Corp., REIT
(a) 718 126,698
Science Applications International
Corp. (a) 2,392 264,101
Seagate Technology Holdings plc
(a) 564 544,260
Selective Insurance Group, Inc. (a) 5,104 495,139
Sempra (a)(b) 2,177 201,830
SentinelOne, Inc., Class A *(a)(b) 23,797 403,835
ServiceNow, Inc. *(a) 1,683 167,088
Shell plc (2)(a) 601 23,352
Simpson Manufacturing Co., Inc. (a) 212 44,382
Smithfield Foods, Inc. (a) 4,581 111,135
Smurfit Westrock plc (a)(b) 8,864 410,049
Snap, Inc., Class A *(a) 13,873 61,596
Snowflake, Inc., Class A *(a) 3,640 926,380
Solstice Advanced Materials, Inc.
(a) 2,016 178,618
Solventum Corp. *(a) 2,047 157,926
Sotera Health Co. *(a) 7,760 137,740
SOUTHSTATE BANK Corp. (a) 1,881 187,912
SS&C Technologies Holdings, Inc.
(a) 6,488 402,580
Stanley Black & Decker, Inc. (a) 2,372 223,253
State Street Corp. (a) 1,238 209,965
STERIS plc (a) 1,672 352,073
Stifel Financial Corp. (a) 4,584 319,826
Sunbelt Rentals Holdings, Inc. (2) 2,330 169,970

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 205.5% (continued)
Super Micro Computer, Inc. *(a)(b) 3,373 98,930
Synchrony Financial (a) 4,941 375,763
Synopsys, Inc. *(a)(b) 1,267 565,171
Sysco Corp. (a) 4,146 346,523
Take-Two Interactive Software, Inc.
*(a) 2,239 559,705
Tapestry, Inc. (a) 2,632 385,272
Target Corp. (a) 1,906 248,943
TD SYNNEX Corp. (a) 2,377 635,467
Tempus AI, Inc., Class A *(a)(b) 1,170 67,778
Tenet Healthcare Corp. *(a) 1,355 253,493
Teradyne, Inc. (a) 974 471,260
Tesla, Inc. *(a) 431 181,279
Tetra Tech, Inc. (a) 4,098 118,391
Texas Capital Bancshares, Inc. (a) 3,140 324,236
Texas Instruments, Inc. (a) 1,020 304,031
Texas Pacific Land Corp. (a)(b) 450 196,938
Texas Roadhouse, Inc., Class A (a) 3,609 697,367
Textron, Inc. (a) 2,886 264,733
Thermo Fisher Scientific, Inc. (a) 461 231,127
TJX Cos., Inc. (The) (a) 7,427 1,125,190
T-Mobile US, Inc. (a) 5,127 859,952
Toro Co. (The) (a) 2,684 261,475
Trade Desk, Inc. (The), Class A *(a)
(b) 1,261 22,799
Tradeweb Markets, Inc., Class A (a) 3,023 301,272
Trane Technologies plc (a) 576 282,908
TransUnion (a)(b) 1,630 117,588
Travelers Cos., Inc. (The) (a) 2,688 887,363
Trex Co., Inc. *(a) 3,412 170,736
TTM Technologies, Inc. *(a)(b) 273 51,056
Tyson Foods, Inc., Class A (a) 7,529 431,035
Ultragenyx Pharmaceutical, Inc. *(a) 7,266 242,612
United Parcel Service, Inc., Class
B (a) 3,344 359,480
United Therapeutics Corp. *(a) 187 101,322
UnitedHealth Group, Inc. (a) 1,278 531,175
Unity Software, Inc. *(a) 4,424 126,438
Unum Group (a) 2,440 218,136
Veeva Systems, Inc., Class A *(a) 3,932 697,812
Ventas, Inc., REIT (a) 3,789 336,463
VeriSign, Inc. (a) 4,445 1,118,183
Verisk Analytics, Inc., Class A (a)(b) 851 152,780
Verizon Communications, Inc. (a) 6,472 274,024
Versant Media Group, Inc. (a) 4,040 145,480
Vertex Pharmaceuticals, Inc. *(a) 694 344,731
Vertiv Holdings Co., Class A (a) 943 315,735
VF Corp. (a)(b) 14,647 244,312
VICI Properties, Inc., Class A, REIT
(a) 8,541 226,764
Vicor Corp. *(a) 475 180,396
Viking Holdings Ltd. *(a) 6,947 727,142
Virtu Financial, Inc., Class A (a) 102 6,076
Vistra Corp. (a) 837 132,773
Vornado Realty Trust, REIT (a)(b) 7,486 294,200
Warner Music Group Corp., Class
A (a) 3,727 100,890
Waste Connections, Inc. (a) 5,101 850,286
Watts Water Technologies, Inc.,
Class A (a) 272 106,474
INVESTMENTS SHARES VALUE ($)
United States - 205.5% (continued)
Wayfair, Inc., Class A *(a) 941 86,967
Wells Fargo & Co. (a) 15,319 1,265,961
WESCO International, Inc. (a) 320 110,538
Western Alliance Bancorp (a) 552 45,374
Western Digital Corp. (a) 836 533,970
Westinghouse Air Brake
Technologies Corp. (a) 1,477 398,199
Westlake Corp. (a)(b) 2,087 152,351
Weyerhaeuser Co., REIT (a)(b) 6,394 153,072
Woodward, Inc. (a)(b) 305 129,759
Wyndham Hotels & Resorts, Inc. (a) 482 40,589
Xylem, Inc. (a) 2,148 253,915
Zions Bancorp NA (a) 2,827 195,600
Zoom Communications, Inc., Class
A *(a) 422 36,423
Zscaler, Inc. *(a)(b) 778 109,815
143,933,060
TOTAL COMMON STOCKS
(Cost $203,783,899) 231,518,992
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 1 .9%
U.S. Treasury Inflation-Linked Notes
1.88%, 7/15/2035 (2)(d)(e)
(Cost $1,325,430) $ 1,348,269 1,318,357
Cost: $1,325,430 $–
NO. OF
RIGHTS
RIGHTS - 0.0% †
Spain - 0 .0% †
ACS Actividades de Construccion y
Servicios SA, expiring 7/13/2026 *
(Cost $2,119) 992 2,082
PRINCIPAL
AMOUNT
SHORT-TERM INVESTMENTS - 33.7%
REPURCHASE AGREEMENTS - 0 .9%
BNPP, 3.65%, dated
6/18/2026, due 7/9/2026,
repurchase price $614,055,
collateralized by U.S.
Treasury Inflation Linked
Notes, 1.88%, due 7/15/2035
(2)
(Cost $612,750) 612,750 612,750
SHARES
INVESTMENT COMPANIES - 13 .2%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.52% (f)(g) 864,529 864,529
Limited Purpose Cash Investment
Fund, 3.64% (f) 8,401,674 8,401,674
TOTAL INVESTMENT COMPANIES
(Cost $9,266,195) 9,266,203
—

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 19 .6%
U.S. Treasury Bills
3.59%, 8/27/2026 (2)(h) $ 6,413,000 6,375,725
3.68%, 10/8/2026 (2)(h) 1,000,000 989,774
3.66%, 10/29/2026 (2)(h) 698,000 689,248
3.68%, 11/5/2026 (2)(h) 761,000 750,919
3.68%, 11/19/2026 (2)(h) 5,000,000 4,926,220
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,737,428) 13,731,886
TOTAL SHORT-TERM INVESTMENTS
(Cost $23,616,373) 23,610,839
TOTAL LONG POSITIONS
(Cost $228,727,821) 256,450,270
SHARES
SHORT POSITIONS - (328.7)%
COMMON STOCKS - (327.1)%
Australia - ( 8 .6 ) %
Ampol Ltd. (2) (2,641) (59,780)
CAR Group Ltd. (2) (4,586) (81,865)
Cleanaway Waste Management
Ltd. (2) (17,084) (27,814)
Cochlear Ltd. (2) (1,603) (134,645)
Coles Group Ltd. (2) (21,500) (362,135)
CSL Ltd. (2) (2,329) (185,819)
Dyno Nobel Ltd. (2) (27,258) (73,958)
Endeavour Group Ltd. (2) (30,564) (68,750)
Fortescue Ltd. (2) (3,909) (52,030)
Insurance Australia Group Ltd. (2) (26,093) (145,937)
IREN Ltd. (2,521) (115,285)
Lendlease Corp. Ltd. (2) (11,775) (26,349)
Liontown Ltd. (2) (76,160) (89,777)
Lynas Rare Earths Ltd. (2) (17,609) (220,955)
Medibank Pvt Ltd. (2) (45,814) (157,406)
National Australia Bank Ltd. (2) (29,020) (762,030)
NEXTDC Ltd. (2) (21,385) (216,650)
PLS Group Ltd. (2) (38,930) (136,420)
Qantas Airways Ltd. (2) (7,814) (57,412)
Ramsay Health Care Ltd. (2) (3,714) (113,057)
REA Group Ltd. (2) (429) (41,327)
Reece Ltd. (2) (1,471) (17,552)
Santos Ltd. (2) (11,761) (58,345)
SEEK Ltd. (2) (3,944) (36,772)
SGH Ltd. (2) (6,093) (196,809)
Sonic Healthcare Ltd. (2) (5,476) (78,804)
Telix Pharmaceuticals Ltd. (2) (19,454) (225,596)
Transurban Group (2) (19,190) (190,805)
Treasury Wine Estates Ltd. (2) (103,466) (342,304)
Washington H Soul Pattinson & Co.
Ltd. (2) (9,466) (302,578)
Westpac Banking Corp. (2) (37,103) (904,040)
WiseTech Global Ltd. (2) (6,709) (153,916)
Woodside Energy Group Ltd. (2) (18,670) (361,060)
(5,997,982)
Belgium - ( 1 .3 ) %
Anheuser-Busch InBev SA/NV (2) (5,388) (445,210)
D'ieteren Group (2) (781) (152,459)
Elia Group SA/NV (2) (105) (16,720)
INVESTMENTS SHARES VALUE ($)
Belgium - (1.3)% (continued)
Financiere de Tubize SA (2) (237) (62,612)
Lotus Bakeries NV (2) (1) (13,263)
UCB SA (2) (699) (209,261)
(899,525)
Canada - ( 10 .4 ) %
AtkinsRealis Group, Inc. (4,155) (258,045)
Bank of Montreal (965) (170,560)
BCE, Inc. (14,334) (308,763)
Bombardier, Inc., Class B (709) (163,241)
Brookfield Asset Management Ltd.,
Class A (10,341) (463,878)
Brookfield Corp., Class A (3,003) (128,124)
Brookfield Renewable Corp. (1,941) (72,152)
CAE, Inc. (8,650) (216,578)
Cameco Corp. (1,381) (140,763)
Canadian Imperial Bank of
Commerce (2,023) (232,961)
Canadian Tire Corp. Ltd., Class A (1,138) (156,748)
Capstone Copper Corp. (15,174) (139,409)
CGI, Inc. (2,468) (159,522)
Element Fleet Management Corp. (1,742) (35,952)
Enbridge, Inc. (10,442) (566,256)
Equinox Gold Corp. (22,634) (220,555)
Finning International, Inc. (1,748) (123,472)
First Majestic Silver Corp. (1,446) (24,551)
Fortis, Inc. (2,339) (133,999)
G Mining Ventures Corp. (4,868) (142,548)
Gildan Activewear, Inc. (7,413) (382,188)
Hydro One Ltd. (c) (2,783) (114,793)
IGM Financial, Inc. (1,672) (93,347)
Keyera Corp. (7,374) (296,208)
Manulife Financial Corp. (1,934) (78,437)
NexGen Energy Ltd. (9,763) (91,693)
Nutrien Ltd. (282) (17,766)
Onex Corp. (508) (37,989)
Open Text Corp. (12,057) (266,857)
Pembina Pipeline Corp. (7,330) (339,147)
RB Global, Inc. (2,417) (281,383)
Restaurant Brands International,
Inc. (4,650) (337,279)
Rogers Communications, Inc.,
Class B (17,008) (553,321)
Royal Bank of Canada (114) (23,606)
Shopify, Inc., Class A (2,545) (291,170)
TC Energy Corp. (2,788) (184,628)
Thomson Reuters Corp. (535) (43,698)
Triple Flag Precious Metals Corp. (427) (12,793)
(7,304,380)
Chile - ( 0 .7 ) %
Antofagasta plc (2) (4,172) (211,742)
Lundin Mining Corp. (12,254) (298,606)
(510,348)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
China - ( 1 .1 ) %
Prosus NV (2) (10,570) (459,304)
Yangzijiang Shipbuilding Holdings
Ltd. (2) (122,800) (325,765)
(785,069)
Congo, Democratic Republic of the - ( 0 .1 ) %
Ivanhoe Mines Ltd., Class A (11,735) (91,927)
Denmark - ( 2 .2 ) %
AL Sydbank (2) (647) (57,097)
ALK-Abello A/S (2) (1,427) (53,375)
Ambu A/S, Class B (2) (788) (7,361)
Carlsberg A/S, Class B (2) (1,322) (172,996)
Coloplast A/S, Class B (2) (556) (31,667)
Demant A/S (2) (4,329) (177,811)
DSV A/S (2) (907) (215,824)
NKT A/S (2) (594) (88,888)
Novo Nordisk A/S, Class B (2) (7,860) (377,492)
Novonesis Novozymes, Class B (3,643) (229,941)
ROCKWOOL A/S, Class B (2) (2,407) (77,202)
Tryg A/S (2) (1,226) (27,907)
(1,517,561)
Finland - ( 1 .4 ) %
Elisa OYJ (2) (1,170) (49,102)
Kesko OYJ, Class B (2) (608) (13,593)
Kone OYJ, Class B (2) (2,085) (118,605)
Konecranes OYJ (2) (795) (24,439)
Metso OYJ (2) (6,087) (105,847)
Neste OYJ (2) (6,233) (203,508)
Nokia OYJ (2) (27,720) (369,680)
Orion OYJ, Class B (2) (496) (40,745)
Stora Enso OYJ, Class R (2) (1,261) (13,452)
Valmet OYJ (2) (428) (10,339)
(949,310)
France - ( 8 .8 ) %
Accor SA (2) (510) (29,583)
Aeroports de Paris SA (2) (321) (41,857)
Air Liquide SA (2) (671) (132,876)
Airbus SE (2) (1,957) (435,417)
Amundi SA (2)(c) (2,276) (218,482)
Arkema SA (2) (413) (26,052)
AXA SA (2) (755) (37,833)
BioMerieux (2) (1,047) (82,191)
Bureau Veritas SA (2) (2,863) (87,690)
Capgemini SE (2) (860) (86,338)
Cie de Saint-Gobain SA (2) (4,338) (393,380)
Cie Generale des Etablissements
Michelin SCA (2) (10,745) (415,082)
Danone SA (2) (6,457) (527,783)
Dassault Systemes SE (2) (15,405) (314,220)
Elis SA (2) (2,510) (77,752)
Engie SA (2) (15,223) (479,136)
EssilorLuxottica SA (2) (2,594) (487,079)
FDJ UNITED (2) (2,958) (72,303)
Forvia SE (2) (2,207) (22,097)
Getlink SE (2) (2,077) (44,150)
Kering SA (2) (316) (89,386)
Legrand SA (2) (239) (40,497)
INVESTMENTS SHARES VALUE ($)
France - (8.8)% (continued)
L'Oreal SA (2) (792) (347,179)
LVMH Moet Hennessy Louis Vuitton
SE (2) (655) (362,255)
Pernod Ricard SA (2) (1,790) (130,111)
Publicis Groupe SA (2) (4,449) (439,663)
Remy Cointreau SA (2) (1,787) (87,883)
Renault SA (2) (2,096) (60,213)
Rexel SA (2) (738) (32,332)
Sartorius Stedim Biotech (2) (228) (47,277)
Sodexo SA (2) (3,558) (205,798)
SPIE SA (2) (3,374) (194,248)
Technip Energies NV (2) (1,536) (58,063)
Teleperformance SE (2) (884) (46,481)
Veolia Environnement SA (2) (558) (23,253)
Vivendi SE (2) (7,400) (18,278)
(6,194,218)
Germany - ( 6 .6 ) %
Auto1 Group SE (2)(c) (494) (13,101)
BASF SE (2) (5,817) (310,937)
Bayer AG (Registered) (2) (1,822) (100,772)
Bayerische Motoren Werke AG (2) (4,557) (299,161)
Beiersdorf AG (2) (2,956) (254,581)
Brenntag SE (2) (1,107) (67,314)
Carl Zeiss Meditec AG (2) (1,003) (30,497)
CTS Eventim AG & Co. KGaA (2) (2,657) (155,192)
E.ON SE (2) (6,937) (142,652)
Evonik Industries AG (2) (6,124) (111,123)
Freenet AG (2) (43) (1,108)
Hannover Rueck SE (2) (487) (134,868)
Heidelberg Materials AG (2) (414) (78,979)
Hensoldt AG (2) (1,401) (108,822)
HOCHTIEF AG (2) (596) (345,470)
Knorr-Bremse AG (2) (1,088) (126,599)
Merck KGaA (2) (1,399) (234,535)
MTU Aero Engines AG (2) (550) (229,187)
Nemetschek SE (2) (1,633) (99,419)
Puma SE (2) (610) (18,541)
RENK Group AG (2) (1,020) (49,237)
SAP SE (2) (2,985) (460,133)
Schaeffler AG (2) (12,314) (119,858)
Siemens AG (Registered) (2) (1,339) (430,498)
Siemens Healthineers AG (2)(c) (8,585) (334,837)
Symrise AG, Class A (2) (1,780) (178,552)
TeamViewer SE (2)(c) (5,711) (32,122)
Zalando SE (2)(c) (4,429) (128,335)
(4,596,430)
Italy - ( 3 .7 ) %
Azimut Holding SpA (2) (942) (38,263)
Banca Generali SpA (2) (1,013) (75,628)
Banca Monte dei Paschi di Siena
SpA (2) (1,123) (13,956)
Banco BPM SpA (2) (19,330) (334,262)
BPER Banca SpA (2) (23,031) (361,842)
Brunello Cucinelli SpA (2) (1,777) (168,100)
Coca-Cola HBC AG (2) (3,719) (242,426)
Davide Campari-Milano NV (2) (6,635) (41,333)
DiaSorin SpA (2) (596) (46,186)
ERG SpA (2) (874) (23,891)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - (3.7)% (continued)
Ferrari NV (2) (1,235) (459,043)
Infrastrutture Wireless Italiane SpA
(2)(c) (7,101) (50,022)
Italgas SpA (31,149) (360,713)
Moncler SpA (2) (762) (44,346)
Technoprobe SpA (2) (774) (31,058)
Terna - Rete Elettrica Nazionale (2) (8,532) (99,629)
Unipol Assicurazioni SpA (2) (8,174) (228,467)
(2,619,165)
Japan - ( 41 .5 ) %
ABC-Mart, Inc. (3,500) (60,283)
Aeon Co. Ltd. (2) (23,000) (190,213)
AGC, Inc. (2) (1,800) (77,777)
Ajinomoto Co., Inc. (2) (12,300) (448,448)
Allegro MicroSystems, Inc. (1,681) (117,031)
Asics Corp. (2) (15,000) (407,981)
Azbil Corp. (2) (20,100) (214,058)
Bandai Namco Holdings, Inc. (2) (1,500) (34,772)
Bridgestone Corp. (2) (7,600) (160,251)
Capcom Co. Ltd. (2) (24,900) (458,045)
Chiba Bank Ltd. (The) (2) (11,300) (173,105)
Chugai Pharmaceutical Co. Ltd. (2) (5,300) (244,824)
CyberAgent, Inc. (2) (22,000) (185,471)
Daifuku Co. Ltd. (2) (5,200) (230,360)
Daiwa Securities Group, Inc. (2) (44,700) (443,323)
East Japan Railway Co. (2) (14,500) (303,021)
Ebara Corp. (2) (21,500) (841,994)
Fuji Electric Co. Ltd. (2) (1,300) (110,116)
FUJIFILM Holdings Corp. (2) (9,600) (205,377)
Hankyu Hanshin Holdings, Inc. (2) (2,600) (68,409)
Hikari Tsushin, Inc. (2) (800) (175,788)
Hirose Electric Co. Ltd. (2) (1,400) (251,403)
Hitachi Construction Machinery Co.
Ltd. (2) (5,900) (193,423)
Hoshizaki Corp. (2) (2,900) (94,881)
Ibiden Co. Ltd. (2) (200) (30,196)
IHI Corp. (2) (41,400) (698,966)
Inpex Corp. (2) (8,000) (161,426)
Isuzu Motors Ltd. (2) (17,400) (231,702)
ITOCHU Corp. (2) (18,000) (205,428)
Iyogin Holdings, Inc. (2) (5,200) (101,794)
Japan Post Insurance Co. Ltd. (2) (25,500) (241,036)
Kandenko Co. Ltd. (2) (900) (37,567)
Kansai Electric Power Co., Inc.
(The) (2) (22,000) (310,901)
Kao Corp. (2) (17,600) (348,809)
Kawasaki Heavy Industries Ltd. (2) (34,700) (627,968)
KDDI Corp. (2) (51,000) (856,683)
Keisei Electric Railway Co. Ltd. (2) (19,500) (139,552)
Keyence Corp. (2) (1,800) (909,877)
Kikkoman Corp. (2) (10,400) (106,687)
Komatsu Ltd. (2) (11,200) (437,332)
Konami Group Corp. (2) (2,400) (262,913)
Kubota Corp. (2) (28,200) (471,856)
Kyowa Kirin Co. Ltd. (2) (5,700) (90,720)
Lasertec Corp. (2) (1,600) (508,222)
M3, Inc. (2) (42,800) (477,049)
Makita Corp. (2) (4,600) (165,422)
Marubeni Corp. (2) (21,500) (626,802)
INVESTMENTS SHARES VALUE ($)
Japan - (41.5)% (continued)
McDonald's Holdings Co. Japan
Ltd. (2,200) (101,209)
Mebuki Financial Group, Inc. (2) (8,300) (72,867)
MEIJI Holdings Co. Ltd. (2) (6,400) (148,673)
Mitsubishi Corp. (2) (11,500) (307,650)
Mitsubishi HC Capital, Inc. (2) (50,900) (413,463)
Mitsubishi UFJ Financial Group,
Inc. (2) (59,600) (1,187,406)
Mitsui & Co. Ltd. (2) (10,100) (282,022)
Mitsui Kinzoku Co. Ltd. (2) (1,000) (267,590)
MonotaRO Co. Ltd. (2) (15,100) (171,742)
NGK Corp. (2) (4,700) (221,507)
NIDEC Corp. (2) (15,600) (256,413)
Nintendo Co. Ltd. (2) (2,800) (117,712)
Nippon Paint Holdings Co. Ltd. (2) (41,500) (270,687)
Nippon Sanso Holdings Corp. (2) (12,800) (474,803)
Nissin Foods Holdings Co. Ltd. (2) (6,500) (111,285)
Nitori Holdings Co. Ltd. (2) (20,000) (296,367)
Nitto Denko Corp. (2) (11,800) (232,151)
Nomura Research Institute Ltd. (2) (9,400) (263,708)
Olympus Corp. (2) (48,200) (504,711)
Open House Group Co. Ltd. (2) (800) (41,774)
Oracle Corp. Japan (2) (2,600) (133,266)
Oriental Land Co. Ltd. (2) (40,500) (616,732)
Otsuka Corp. (2) (4,300) (73,618)
Otsuka Holdings Co. Ltd. (2) (7,600) (505,850)
Rakuten Bank Ltd. (2) (7,700) (246,478)
Renesas Electronics Corp. (2) (6,000) (185,213)
Ricoh Co. Ltd. (2) (3,600) (31,366)
Ryohin Keikaku Co. Ltd. (2) (14,900) (325,685)
Sanrio Co. Ltd. (82,398) (557,445)
SCREEN Holdings Co. Ltd. (2) (300) (33,653)
Secom Co. Ltd. (2) (8,000) (317,810)
Seibu Holdings, Inc. (2) (11,700) (229,201)
Sekisui Chemical Co. Ltd. (2) (1,500) (24,053)
Sekisui House Ltd. (2) (9,800) (203,738)
SG Holdings Co. Ltd. (2) (8,500) (80,672)
Skylark Holdings Co. Ltd. (2) (1,400) (24,175)
SoftBank Corp. (2) (73,700) (94,110)
SoftBank Group Corp. (2) (1,400) (51,931)
Sompo Holdings, Inc. (2) (5,700) (216,545)
Sumitomo Chemical Co. Ltd. (2) (42,800) (136,586)
Sumitomo Electric Industries Ltd.
(2) (13,200) (244,954)
Sumitomo Forestry Co. Ltd. (2) (12,200) (101,851)
Sumitomo Mitsui Financial Group,
Inc. (2) (6,100) (239,114)
Suntory Beverage & Food Ltd. (2) (2,000) (55,732)
Suzuki Motor Corp. (2) (45,300) (547,937)
Sysmex Corp. (2) (4,600) (41,381)
T&D Holdings, Inc. (2) (5,200) (155,105)
Taisei Corp. (2) (1,700) (150,488)
TDK Corp. (2) (1,100) (24,678)
TIS, Inc. (2) (10,600) (207,434)
Toho Co. Ltd. (19,400) (155,169)
Tokio Marine Holdings, Inc. (2) (6,500) (285,797)
Tokyo Electric Power Co. Holdings,
Inc. (2) (36,900) (105,437)
Tokyo Ohka Kogyo Co. Ltd. (2) (4,400) (312,606)
Toray Industries, Inc. (2) (17,400) (121,881)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (41.5)% (continued)
Toyo Suisan Kaisha Ltd. (2) (5,200) (333,051)
Toyota Tsusho Corp. (2) (3,800) (141,444)
Trend Micro, Inc. (2) (5,200) (192,654)
Unicharm Corp. (2) (37,700) (218,469)
West Japan Railway Co. (2) (10,900) (182,562)
Yakult Honsha Co. Ltd. (2) (12,100) (203,508)
Yamaha Motor Co. Ltd. (2) (66,500) (504,949)
Yaskawa Electric Corp. (2) (7,500) (330,810)
Yokohama Rubber Co. Ltd. (The)
(2) (6,800) (306,722)
Zensho Holdings Co. Ltd. (2) (4,200) (209,099)
ZOZO, Inc. (20,400) (144,159)
(29,088,120)
Kazakhstan - ( 0 .1 ) %
Freedom Holding Corp. (302) (39,402)
Luxembourg - ( 0 .4 ) %
ArcelorMittal SA (2) (2,320) (139,880)
CVC Capital Partners plc (2)(c) (7,869) (114,476)
Eurofins Scientific SE (2) (279) (21,833)
(276,189)
Mexico - ( 0 .2 ) %
Fresnillo plc (2) (3,565) (129,828)
Netherlands - ( 2 .1 ) %
Aalberts NV (2) (359) (16,028)
Adyen NV (2)(c) (403) (378,062)
Arcadis NV (2) (958) (36,822)
BE Semiconductor Industries NV
(2) (522) (172,392)
IMCD NV (2) (225) (20,345)
Koninklijke Ahold Delhaize NV (5,372) (216,182)
Koninklijke KPN NV (2) (40,652) (200,771)
Koninklijke Philips NV (2) (1,696) (46,122)
Koninklijke Vopak NV (2) (991) (51,604)
Magnum Ice Cream Co. NV (The) (5,240) (91,221)
Randstad NV (2) (486) (14,034)
SBM Offshore NV (2) (1,252) (43,283)
Universal Music Group NV (2) (5,977) (125,215)
Wolters Kluwer NV (2) (833) (53,862)
(1,465,943)
New Zealand - ( 0 .1 ) %
Xero Ltd. (2) (1,590) (79,933)
Norway - ( 1 .3 ) %
Aker BP ASA (2) (14,041) (428,385)
DNB Bank ASA (2) (7,984) (237,701)
Frontline plc (2,781) (96,479)
Mowi ASA (2) (2,956) (54,607)
Orkla ASA (2) (5,467) (57,478)
TOMRA Systems ASA (2) (2,165) (20,845)
(895,495)
Portugal - ( 0 .1 ) %
Galp Energia SGPS SA (2) (1,967) (41,688)
Jeronimo Martins SGPS SA (2) (2,617) (50,121)
(91,809)
INVESTMENTS SHARES VALUE ($)
Singapore - ( 1 .5 ) %
CapitaLand Investment Ltd. (2) (55,400) (106,774)
Grab Holdings Ltd., Class A (166,132) (626,317)
Singapore Telecommunications
Ltd. (2) (89,900) (306,920)
(1,040,011)
South Korea - ( 0 .2 ) %
Delivery Hero SE (2)(c) (3,676) (150,432)
Spain - ( 3 .2 ) %
Acciona SA (2) (490) (155,245)
Amadeus IT Group SA (2) (2,927) (171,233)
Banco Santander SA (2) (55,431) (769,374)
Cellnex Telecom SA (2)(c) (3,067) (91,690)
Endesa SA (2) (2,386) (108,411)
Grifols SA (2) (2,876) (29,457)
Iberdrola SA (2) (23,769) (591,600)
Indra Sistemas SA (2) (1,772) (97,194)
Mapfre SA (2) (12,633) (62,547)
Redeia Corp. SA (2) (1,374) (23,345)
Telefonica SA (2) (35,249) (141,660)
(2,241,756)
Sweden - ( 3 .9 ) %
AAK AB (2) (3,381) (79,800)
AddTech AB, Class B (2) (1,571) (55,519)
Assa Abloy AB, Class B (2) (4,444) (157,010)
Atlas Copco AB, Class A (2) (33,219) (673,315)
Axfood AB (2) (1,409) (37,418)
Beijer Ref AB, Class B (2) (2,905) (42,579)
Electrolux AB, Class B (2) (7,651) (24,232)
Elekta AB, Class B (2) (6,187) (31,549)
Epiroc AB, Class A (2) (3,978) (109,143)
EQT AB (2) (4,390) (124,191)
Getinge AB, Class B (2) (1,528) (31,245)
H & M Hennes & Mauritz AB, Class
B (2) (6,687) (115,029)
Hexagon AB, Class B (2) (8,988) (74,361)
Holmen AB, Class B (2) (704) (22,124)
Husqvarna AB, Class B (2) (2,232) (8,672)
Indutrade AB (2) (1,312) (27,149)
Lifco AB, Class B (2) (1,993) (65,318)
Nibe Industrier AB, Class B (2) (10,006) (37,195)
Nordnet AB publ (2) (2,429) (92,384)
Securitas AB, Class B (2) (4,849) (79,634)
Skandinaviska Enskilda Banken AB,
Class A (2) (23,113) (460,203)
SKF AB, Class B (2) (4,805) (123,425)
Svenska Cellulosa AB SCA, Class
B (2) (7,776) (79,526)
Tele2 AB, Class B (2) (9,263) (161,195)
Trelleborg AB, Class B (2) (681) (28,373)
(2,740,589)
Switzerland - ( 9 .5 ) %
Bachem Holding AG, Class B (2) (384) (35,941)
Banque Cantonale Vaudoise
(Registered) (2) (452) (66,174)
Barry Callebaut AG (Registered) (2) (67) (92,648)
Belimo Holding AG (Registered) (2) (264) (296,836)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - (9.5)% (continued)
Chocoladefabriken Lindt &
Spruengli AG (2) (30) (348,503)
Cie Financiere Richemont SA
(Registered) (2) (3,721) (858,913)
EFG International AG (2) (767) (15,376)
EMS-Chemie Holding AG
(Registered) (2) (118) (101,149)
Galenica AG (2)(c) (74) (7,716)
Geberit AG (Registered) (2) (458) (305,631)
Georg Fischer AG (Registered) (2) (1,934) (100,156)
Givaudan SA (Registered) (2) (90) (380,678)
Helvetia Baloise Holding AG (2) (958) (247,067)
Julius Baer Group Ltd. (2) (1,860) (160,704)
Logitech International SA
(Registered) (2) (1,383) (129,737)
Lonza Group AG (Registered) (2) (436) (294,128)
Partners Group Holding AG (2) (822) (673,287)
Sandoz Group AG (2) (6,988) (631,394)
SIG Group AG (2) (1,407) (23,540)
Straumann Holding AG (Registered)
(2) (4,004) (526,317)
Sulzer AG (Registered) (2) (422) (70,063)
Swiss Life Holding AG (Registered)
(2) (550) (604,598)
Swisscom AG (Registered) (2) (268) (206,715)
Tecan Group AG (Registered) (2) (115) (23,001)
UBS Group AG (Registered) (2) (6,877) (340,832)
Ypsomed Holding AG (Registered)
(2) (188) (84,804)
(6,625,908)
Thailand - ( 0 .1 ) %
Fabrinet (68) (38,221)
Turkiye - ( 0 .1 ) %
Eldorado Gold Corp. (1,504) (46,809)
United Kingdom - ( 11 .2 ) %
Aberdeen Group plc (2) (14,182) (44,821)
Associated British Foods plc (2) (12,268) (322,508)
AstraZeneca plc (2) (3,534) (659,813)
Autotrader Group plc (2)(c) (9,540) (63,172)
Aviva plc (2) (21,255) (183,256)
B&M European Value Retail plc (2) (4,278) (11,075)
Babcock International Group plc (2) (9,451) (119,450)
BAE Systems plc (2) (16,282) (399,017)
Bellway plc (3,261) (83,829)
British American Tobacco plc (2) (12,921) (799,590)
BT Group plc (2) (105,393) (265,883)
Bunzl plc (2) (4,397) (153,450)
Burberry Group plc (2) (4,161) (58,784)
Convatec Group plc (2)(c) (11,676) (33,298)
Croda International plc (2) (380) (15,240)
Diageo plc (2) (3,351) (67,489)
easyJet plc (2) (7,102) (52,534)
Halma plc (2) (1,998) (104,432)
HSBC Holdings plc (2) (46,350) (876,445)
ICG plc (2) (4,283) (95,996)
IMI plc (2) (6,745) (265,714)
Informa plc (2) (10,964) (131,541)
J Sainsbury plc (2) (29,438) (124,923)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (11.2)% (continued)
JD Sports Fashion plc (2) (24,179) (27,176)
Johnson Matthey plc (2) (1,125) (28,251)
Legal & General Group plc (2) (35,959) (136,334)
M&G plc (2) (43,272) (193,052)
Man Group plc (2) (8,978) (34,806)
Marks & Spencer Group plc (2) (32,428) (160,076)
Melrose Industries plc (2) (9,988) (62,981)
National Grid plc (2) (11,067) (182,536)
Pearson plc (2) (8,535) (135,633)
Pennon Group plc (2) (142) (877)
Rightmove plc (2) (6,762) (39,336)
Rotork plc (2) (16,000) (62,704)
Severn Trent plc (2) (1,097) (42,947)
Smith & Nephew plc (2) (12,601) (182,112)
Smiths Group plc (2) (3,916) (133,025)
SSE plc (2) (11,256) (363,147)
St James's Place plc (2) (10,257) (164,918)
Standard Chartered plc (2) (9,882) (267,235)
Tate & Lyle plc (2) (9,856) (72,403)
Taylor Wimpey plc (2) (71,241) (76,236)
United Utilities Group plc (2) (13,117) (227,607)
Weir Group plc (The) (2) (4,023) (128,322)
Whitbread plc (2) (1,020) (32,293)
Wise Group plc, Class A (2) (11,522) (138,120)
(7,824,387)
United States - ( 206 .6 ) %
A O Smith Corp. (5,507) (345,399)
AAON, Inc. (1,155) (146,523)
Abbott Laboratories (4,381) (397,532)
AbbVie, Inc. (2,481) (624,319)
Acadia Healthcare Co., Inc. (4,844) (143,043)
Acerinox SA (2) (2,001) (35,080)
Acuity, Inc. (381) (143,507)
Advanced Drainage Systems, Inc. (706) (110,814)
Advanced Micro Devices, Inc. (243) (141,161)
AECOM (2,133) (148,883)
Aegon Ltd. (2) (21,537) (183,288)
AeroVironment, Inc. (959) (158,302)
Affirm Holdings, Inc., Class A (2,178) (177,616)
Agilent Technologies, Inc. (1,430) (189,947)
Agree Realty Corp., REIT (2,322) (175,868)
Air Products and Chemicals, Inc. (1,432) (419,834)
Alaska Air Group, Inc. (4,253) (222,007)
Albertsons Cos., Inc., Class A (8,733) (118,157)
Alcon AG (2) (936) (63,114)
Allegion plc (1,436) (201,744)
Alliant Energy Corp. (481) (36,695)
Allstate Corp. (The) (3,017) (717,865)
Ally Financial, Inc. (3,035) (139,458)
Alphabet, Inc., Class A (4,390) (1,568,853)
Altria Group, Inc. (2,647) (190,452)
Amazon.com, Inc. (1,625) (387,303)
Amcor plc (13,155) (570,269)
American Express Co. (3,283) (1,110,475)
American Healthcare REIT, Inc.,
REIT (16,249) (847,385)
Americold Realty Trust, Inc., REIT (7,791) (122,475)
Amgen, Inc. (788) (285,351)
Amkor Technology, Inc. (1,225) (105,632)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (206.6)% (continued)
APA Corp. (3,546) (115,493)
API Group Corp. (2,772) (117,394)
Apollo Global Management, Inc. (726) (85,893)
Appfolio, Inc., Class A (1,365) (218,878)
Apple, Inc. (2,799) (809,919)
AppLovin Corp., Class A (383) (197,333)
Aptiv plc (3,955) (242,758)
Ares Capital Corp. (27,751) (514,226)
Armstrong World Industries, Inc. (465) (74,595)
Arrowhead Pharmaceuticals, Inc. (2,539) (206,954)
Arthur J Gallagher & Co. (3,204) (735,542)
Associated Banc-Corp. (4,656) (143,265)
Assurant, Inc. (2,196) (589,692)
AST SpaceMobile, Inc. (1,711) (152,039)
Astera Labs, Inc. (1,293) (624,545)
AT&T, Inc. (19,382) (401,207)
Autodesk, Inc. (1,318) (256,246)
AutoZone, Inc. (13) (41,547)
Avantor, Inc. (7,183) (71,112)
Avery Dennison Corp. (1,234) (200,340)
Avis Budget Group, Inc. (993) (146,795)
Axon Enterprise, Inc. (877) (491,655)
Baker Hughes Co., Class A (5,198) (288,489)
Bank OZK (2,126) (110,743)
Baxter International, Inc. (8,240) (175,677)
Belden, Inc. (2,392) (286,825)
Bentley Systems, Inc., Class B (12,734) (380,619)
BILL Holdings, Inc. (3,207) (115,965)
Bio-Rad Laboratories, Inc., Class A (1,540) (452,159)
Bio-Techne Corp. (9,333) (659,376)
Black Hills Corp. (1,544) (114,874)
Blackbaud, Inc. (2,693) (79,767)
Blackstone Secured Lending Fund (10,315) (244,569)
Blue Owl Capital Corp. (20,215) (219,737)
BOK Financial Corp. (783) (108,743)
Booz Allen Hamilton Holding Corp.,
Class A (2,821) (171,150)
Brixmor Property Group, Inc., REIT (2,938) (92,635)
Brown & Brown, Inc. (5,299) (339,931)
Brown-Forman Corp., Class B (10,161) (270,791)
Builders FirstSource, Inc. (2,517) (225,221)
Buzzi SpA (2) (2,657) (136,098)
BWX Technologies, Inc. (181) (35,232)
BXP, Inc., REIT (3,326) (220,547)
Cabot Corp. (2,195) (199,350)
Cadence Design Systems, Inc. (458) (171,897)
Campbell's Co. (The) (1,022) (22,760)
Cardinal Health, Inc. (813) (193,136)
CareTrust REIT, Inc., REIT (4,336) (174,958)
Carlyle Secured Lending, Inc. (2,847) (29,979)
Carvana Co., Class A (4,680) (308,038)
Caterpillar, Inc. (23) (24,493)
Cava Group, Inc. (3,617) (283,862)
Cboe Global Markets, Inc. (1,673) (405,987)
CBRE Group, Inc., Class A (1,371) (184,660)
CCC Intelligent Solutions Holdings,
Inc. (14,528) (74,964)
Celanese Corp., Class A (5,251) (241,546)
Cencora, Inc. (1,865) (527,758)
CenterPoint Energy, Inc. (21,327) (939,241)
INVESTMENTS SHARES VALUE ($)
United States - (206.6)% (continued)
Certara, Inc. (16,666) (109,162)
CF Industries Holdings, Inc. (3,373) (365,161)
CH Robinson Worldwide, Inc. (2,812) (529,612)
Charles River Laboratories
International, Inc. (1,640) (371,936)
Charles Schwab Corp. (The) (4,402) (406,173)
Choice Hotels International, Inc. (3,539) (390,246)
Churchill Downs, Inc. (1,785) (160,007)
Cigna Group (The) (1,186) (326,956)
Cincinnati Financial Corp. (2,796) (517,651)
Cintas Corp. (1,645) (279,782)
Cirrus Logic, Inc. (708) (105,159)
Cisco Systems, Inc. (3,068) (360,367)
Clarivate plc (38,392) (82,927)
Clearway Energy, Inc., Class C (7,907) (270,261)
Cleveland-Cliffs, Inc. (21,967) (206,270)
Clorox Co. (The) (1,993) (190,212)
CME Group, Inc. (1,432) (316,229)
CNX Resources Corp. (7,599) (257,834)
Coca-Cola Co. (The) (2,787) (226,499)
Cognex Corp. (9,202) (666,409)
Cognizant Technology Solutions
Corp., Class A (8,157) (315,921)
Coherent Corp. (238) (93,884)
Coinbase Global, Inc., Class A (2,123) (310,361)
Comcast Corp., Class A (7,542) (185,156)
Conagra Brands, Inc. (14,981) (201,644)
Constellation Brands, Inc., Class A (4,635) (644,682)
Core & Main, Inc., Class A (1,606) (77,490)
Corebridge Financial, Inc. (8,958) (256,468)
Corning, Inc. (1,282) (327,461)
Corteva, Inc. (10,187) (862,737)
Coty, Inc., Class A (20,316) (43,883)
Cousins Properties, Inc., REIT (2,629) (78,817)
Crane NXT Co. (4,133) (211,444)
Credo Technology Group Holding
Ltd. (780) (212,121)
CRH plc (5,007) (535,749)
Crocs, Inc. (886) (106,887)
Crown Castle, Inc., REIT (2,494) (188,871)
CSX Corp. (3,857) (183,323)
CubeSmart, REIT (5,265) (209,389)
Cullen/Frost Bankers, Inc. (836) (129,179)
CVS Health Corp. (6,848) (708,426)
Cytokinetics, Inc. (605) (51,540)
Deckers Outdoor Corp. (479) (47,560)
Deere & Co. (739) (468,770)
Dell Technologies, Inc., Class C (414) (178,624)
DENTSPLY SIRONA, Inc. (16,853) (178,810)
Devon Energy Corp. (23,525) (972,053)
Diamondback Energy, Inc. (1,023) (179,823)
Dick's Sporting Goods, Inc. (2,795) (633,934)
Digital Realty Trust, Inc., REIT (1,710) (307,082)
DigitalOcean Holdings, Inc. (1,195) (187,651)
Dillard's, Inc., Class A (216) (114,139)
Dolby Laboratories, Inc., Class A (961) (50,529)
Donaldson Co., Inc. (4,290) (385,113)
DoorDash, Inc., Class A (2,275) (419,806)
Doximity, Inc., Class A (2,124) (44,052)
Dropbox, Inc., Class A (13,929) (382,630)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (206.6)% (continued)
DT Midstream, Inc. (1,413) (207,344)
Duke Energy Corp. (9,182) (1,162,258)
DuPont de Nemours, Inc. (3,948) (535,507)
Dutch Bros, Inc., Class A (382) (27,431)
DXC Technology Co. (10,429) (92,297)
Dycom Industries, Inc. (507) (256,334)
EastGroup Properties, Inc., REIT (112) (22,683)
Eastman Chemical Co. (2,108) (141,194)
Eaton Corp. plc (2,770) (1,180,351)
EchoStar Corp., Class A (1,765) (179,148)
Ecolab, Inc. (2,274) (633,559)
Elanco Animal Health, Inc. (20,784) (511,494)
Element Solutions, Inc. (9,050) (432,138)
elf Beauty, Inc. (2,332) (172,568)
Emerson Electric Co. (1,393) (199,408)
Enphase Energy, Inc. (2,822) (138,955)
Ensign Group, Inc. (The) (850) (136,255)
Entegris, Inc. (2,265) (407,383)
Entergy Corp. (6,720) (771,859)
EPAM Systems, Inc. (2,516) (199,645)
Equity LifeStyle Properties, Inc.,
REIT (5,982) (385,540)
Equity Residential, REIT (9,638) (654,709)
Erie Indemnity Co., Class A (708) (169,743)
Esab Corp. (2,508) (247,364)
Essent Group Ltd. (2,545) (163,593)
Essex Property Trust, Inc., REIT (110) (32,075)
Etsy, Inc. (4,219) (317,817)
Euronet Worldwide, Inc. (837) (61,260)
Evergy, Inc. (1,418) (122,558)
Everpure, Inc., Class A (2,710) (213,521)
Everus Construction Group, Inc. (534) (88,617)
Exelon Corp. (7,779) (362,657)
Expeditors International of
Washington, Inc. (3,444) (561,303)
Exponent, Inc. (716) (42,072)
Extra Space Storage, Inc., REIT (446) (64,804)
Exxon Mobil Corp. (1,136) (155,314)
Fair Isaac Corp. (220) (262,852)
Fastenal Co. (7,290) (350,139)
Federated Hermes, Inc., Class B (1,545) (85,315)
Ferguson Enterprises, Inc. (790) (187,491)
Ferrovial NV (2) (5,494) (376,562)
Fifth Third Bancorp (20,908) (1,178,583)
First Citizens BancShares, Inc.,
Class A (139) (289,230)
First Financial Bankshares, Inc. (654) (22,628)
First Industrial Realty Trust, Inc.,
REIT (3,853) (236,227)
First Solar, Inc. (1,685) (397,593)
FirstEnergy Corp. (2,511) (119,373)
Flagstar Bank NA (1,524) (22,769)
Flex Ltd. (1,854) (300,478)
Floor & Decor Holdings, Inc., Class
A (7,872) (467,282)
Flowers Foods, Inc. (9,825) (77,618)
Flowserve Corp. (6,112) (453,266)
Flutter Entertainment plc (805) (82,247)
FMC Corp. (2,158) (24,817)
FNB Corp. (3,241) (61,838)
INVESTMENTS SHARES VALUE ($)
United States - (206.6)% (continued)
Fortive Corp. (4,003) (244,543)
Fortune Brands Innovations, Inc. (5,382) (295,472)
Fox Corp., Class A (10,270) (535,683)
Freshpet, Inc. (661) (39,078)
FS KKR Capital Corp. (13,638) (143,199)
FTI Consulting, Inc. (1,811) (269,857)
GATX Corp. (655) (116,059)
GE HealthCare Technologies, Inc. (3,406) (218,018)
Gen Digital, Inc. (8,134) (202,455)
Generac Holdings, Inc. (82) (24,010)
Gentex Corp. (10,890) (275,190)
Genuine Parts Co. (1,805) (212,954)
GFL Environmental, Inc. (1,338) (49,199)
Gilead Sciences, Inc. (5,075) (641,176)
Global Payments, Inc. (1,730) (125,529)
Globant SA (1,296) (37,506)
Globus Medical, Inc., Class A (2,366) (186,938)
Goldman Sachs BDC, Inc. (4,190) (39,721)
Golub Capital BDC, Inc. (9,446) (121,664)
Graco, Inc. (688) (52,020)
Grand Canyon Education, Inc. (146) (20,894)
GXO Logistics, Inc. (8,165) (413,966)
Haleon plc (2) (47,880) (220,638)
Halozyme Therapeutics, Inc. (2,592) (202,876)
Hamilton Lane, Inc., Class A (1,309) (103,188)
Hancock Whitney Corp. (2,033) (151,906)
Harley-Davidson, Inc. (901) (22,038)
Hartford Insurance Group, Inc.
(The) (4,940) (654,649)
HCA Healthcare, Inc. (1,030) (401,587)
Healthcare Realty Trust, Inc., REIT (4,020) (81,083)
Healthpeak Properties, Inc., REIT (2,568) (54,955)
Hecla Mining Co. (20,990) (323,876)
HEICO Corp. (976) (347,641)
Henry Schein, Inc. (4,668) (389,871)
Hershey Co. (The) (3,184) (558,633)
Hexcel Corp. (3,583) (358,515)
HF Sinclair Corp. (4,683) (326,171)
Highwoods Properties, Inc., REIT (4,757) (143,471)
Hims & Hers Health, Inc. (7,978) (276,597)
Home Depot, Inc. (The) (2,237) (788,945)
Hormel Foods Corp. (5,601) (139,017)
Houlihan Lokey, Inc., Class A (504) (67,602)
Howard Hughes Holdings, Inc. (848) (60,624)
Howmet Aerospace, Inc. (2,797) (752,001)
Hubbell, Inc., Class B (237) (123,998)
Huntington Bancshares, Inc. (28,358) (502,787)
Hyatt Hotels Corp., Class A (2,833) (549,149)
IDACORP, Inc. (225) (34,043)
IDEX Corp. (1,233) (279,829)
IDEXX Laboratories, Inc. (912) (480,113)
Independence Realty Trust, Inc.,
REIT (8,789) (146,688)
Ingersoll Rand, Inc. (7,595) (622,714)
Ingram Micro Holding Corp. (1,842) (50,526)
Insmed, Inc. (1,043) (111,205)
InterDigital, Inc. (260) (73,614)
International Paper Co. (6,298) (239,954)
Intuitive Surgical, Inc. (319) (126,860)
Ionis Pharmaceuticals, Inc. (3,691) (292,659)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (206.6)% (continued)
IonQ, Inc. (12,873) (685,616)
Jack Henry & Associates, Inc. (1,527) (210,329)
James Hardie Industries plc, ADR (4,636) (121,370)
Johnson & Johnson (5,271) (1,338,675)
Karman Holdings, Inc. (3,457) (172,573)
KB Home (5,294) (331,351)
KBR, Inc. (2,421) (83,597)
Keurig Dr Pepper, Inc. (29,534) (966,648)
KeyCorp (13,119) (302,393)
Kilroy Realty Corp., REIT (6,819) (255,508)
Kimberly-Clark Corp. (3,519) (386,281)
Kinsale Capital Group, Inc. (231) (76,186)
Kite Realty Group Trust, REIT (793) (22,505)
Kraft Heinz Co. (The) (9,355) (220,965)
Kratos Defense & Security
Solutions, Inc. (2,837) (141,453)
Kroger Co. (The) (4,481) (248,830)
Labcorp Holdings, Inc. (1,114) (311,920)
Lam Research Corp. (531) (230,098)
Lamb Weston Holdings, Inc. (878) (37,912)
Lantheus Holdings, Inc. (1,162) (128,912)
Leidos Holdings, Inc. (1,359) (139,936)
Lennox International, Inc. (514) (294,496)
Liberty Capital Corp., Class C (2,881) (62,114)
Liberty Live Holdings, Inc., Class C (605) (63,912)
Liberty Media Corp-Liberty Formula
One, Class A (1,413) (123,694)
Lincoln National Corp. (5,207) (184,067)
Linde plc (1,287) (667,876)
Lithia Motors, Inc., Class A (103) (29,920)
Live Nation Entertainment, Inc. (1,051) (192,449)
LKQ Corp. (1,312) (34,545)
Loar Holdings, Inc. (2,752) (221,839)
Loews Corp. (2,759) (312,346)
Lowe's Cos., Inc. (3,106) (684,842)
LPL Financial Holdings, Inc. (2,041) (574,909)
Lyft, Inc., Class A (17,311) (252,914)
M&T Bank Corp. (1,582) (376,532)
Macy's, Inc. (6,053) (142,548)
Madison Square Garden Sports
Corp., Class A (279) (112,113)
Maplebear, Inc. (5,713) (270,511)
Markel Group, Inc. (85) (166,006)
Marriott International, Inc., Class A (2,167) (803,069)
Martin Marietta Materials, Inc. (729) (420,414)
Marvell Technology, Inc. (1,028) (306,231)
MasTec, Inc. (872) (362,804)
Mastercard, Inc., Class A (1,085) (557,256)
Match Group, Inc. (4,732) (180,053)
Mattel, Inc. (4,716) (65,458)
Maximus, Inc. (3,458) (185,902)
MDU Resources Group, Inc. (9,846) (208,834)
Meta Platforms, Inc., Class A (392) (220,810)
Middleby Corp. (The) (670) (115,247)
Millrose Properties, Inc., Class A,
REIT (3,003) (90,240)
Molson Coors Beverage Co., Class
B (3,150) (122,724)
Mondelez International, Inc., Class
A (25,387) (1,468,383)
INVESTMENTS SHARES VALUE ($)
United States - (206.6)% (continued)
Monolithic Power Systems, Inc. (419) (579,209)
Monster Beverage Corp. (3,986) (383,134)
Moody's Corp. (981) (444,315)
Motorola Solutions, Inc. (551) (228,825)
MP Materials Corp. (2,468) (138,233)
MSA Safety, Inc. (127) (22,172)
Murphy Oil Corp. (2,555) (83,191)
National Fuel Gas Co. (267) (20,615)
nCino, Inc. (5,793) (94,716)
Netflix, Inc. (2,910) (207,774)
New Mountain Finance Corp. (3,889) (27,884)
Nexstar Media Group, Inc., Class A (682) (121,798)
NextEra Energy, Inc. (8,403) (737,531)
Nextpower, Inc., Class A (4,403) (524,573)
NIKE, Inc., Class B (11,579) (475,318)
Nordson Corp. (144) (43,443)
Northrop Grumman Corp. (652) (332,070)
Norwegian Cruise Line Holdings
Ltd. (31,704) (669,271)
Novanta, Inc. (2,610) (423,446)
Nucor Corp. (1,553) (345,931)
Oaktree Specialty Lending Corp. (3,910) (46,685)
Old National Bancorp (9,032) (233,929)
Ollie's Bargain Outlet Holdings, Inc. (587) (45,129)
Omega Healthcare Investors, Inc.,
REIT (4,235) (201,925)
ONEOK, Inc. (2,858) (248,475)
Onto Innovation, Inc. (1,037) (392,453)
Option Care Health, Inc. (3,752) (78,679)
Ormat Technologies, Inc. (2,684) (292,288)
Packaging Corp. of America (1,248) (297,373)
Park Hotels & Resorts, Inc., REIT (4,290) (61,133)
Parsons Corp. (2,003) (104,937)
Paychex, Inc. (2,180) (214,359)
Paycom Software, Inc. (857) (107,708)
PayPal Holdings, Inc. (6,324) (273,070)
Pegasystems, Inc. (3,878) (116,224)
People, Inc. (520) (24,003)
Performance Food Group Co. (2,407) (269,079)
Perrigo Co. plc (10,979) (114,072)
Planet Fitness, Inc., Class A (1,746) (91,089)
Post Holdings, Inc. (2,417) (213,324)
PPG Industries, Inc. (2,683) (325,421)
PPL Corp. (8,262) (300,324)
Procter & Gamble Co. (The) (5,686) (833,795)
Progressive Corp. (The) (859) (187,649)
PTC, Inc. (3,913) (444,556)
Public Service Enterprise Group,
Inc. (328) (26,620)
Public Storage, REIT (2,792) (888,722)
PulteGroup, Inc. (2,085) (286,083)
QIAGEN NV (2) (5,963) (230,674)
Qnity Electronics, Inc. (1,870) (305,390)
QUALCOMM, Inc. (2,374) (438,691)
Qualys, Inc. (2,192) (301,378)
QuantumScape Corp. (16,569) (125,262)
Quest Diagnostics, Inc. (470) (99,617)
QXO, Inc. (11,641) (201,156)
Ralliant Corp. (1,559) (114,789)
Ralph Lauren Corp., Class A (744) (298,649)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (206.6)% (continued)
Range Resources Corp. (3,684) (137,008)
Raymond James Financial, Inc. (607) (92,282)
Rayonier, Inc., REIT (12,175) (259,084)
Realty Income Corp., REIT (15,522) (961,743)
Regal Rexnord Corp. (1,509) (359,429)
Regions Financial Corp. (18,563) (560,603)
Repligen Corp. (1,403) (191,425)
Republic Services, Inc., Class A (1,196) (254,844)
ResMed, Inc. (1,150) (224,112)
Revvity, Inc. (3,321) (369,494)
Rexford Industrial Realty, Inc., REIT (4,965) (166,328)
RH (2,194) (361,418)
RingCentral, Inc., Class A (2,439) (95,072)
Rivian Automotive, Inc., Class A (24,692) (428,406)
RLI Corp. (1,043) (61,610)
Robinhood Markets, Inc., Class A (3,274) (328,317)
Rocket Cos., Inc., Class A (6,919) (108,974)
Rockwell Automation, Inc. (124) (61,390)
Roivant Sciences Ltd. (7,368) (260,754)
Rollins, Inc. (8,381) (349,823)
Roper Technologies, Inc. (502) (169,872)
Royal Caribbean Cruises Ltd. (404) (128,282)
Royal Gold, Inc. (617) (123,159)
RPM International, Inc. (369) (41,014)
RTX Corp. (1,632) (309,639)
Ryan Specialty Holdings, Inc.,
Class A (5,360) (202,394)
SailPoint, Inc. (5,144) (75,308)
Salesforce, Inc. (1,344) (210,551)
Samsara, Inc., Class A (16,477) (534,349)
Schneider Electric SE (2) (1,661) (543,522)
Schneider National, Inc., Class B (638) (23,306)
Scotts Miracle-Gro Co. (The) (2,261) (153,997)
Seaboard Corp. (20) (89,287)
SEI Investments Co. (4,057) (355,839)
Sensata Technologies Holding plc (3,255) (155,394)
Service Corp. International (1,400) (106,344)
SharkNinja, Inc. (4,580) (697,397)
Sherwin-Williams Co. (The) (762) (262,372)
Shift4 Payments, Inc., Class A (6,020) (292,813)
Signify NV (2)(c) (1,154) (22,038)
Silgan Holdings, Inc. (3,992) (185,189)
Simon Property Group, Inc., REIT (3,380) (755,937)
Sirius XM Holdings, Inc. (10,878) (321,336)
SiTime Corp. (66) (49,207)
Sixth Street Specialty Lending, Inc. (2,767) (47,509)
Skyworks Solutions, Inc. (3,057) (207,265)
SLB Ltd. (8,243) (383,217)
SLM Corp. (1,824) (47,315)
Snap-on, Inc. (891) (358,538)
SoFi Technologies, Inc. (25,494) (457,107)
Somnigroup International, Inc. (6,604) (517,754)
Sonoco Products Co. (3,526) (198,690)
Southern Co. (The) (5,212) (498,841)
Spire, Inc. (2,354) (183,824)
Sprouts Farmers Market, Inc. (656) (55,484)
SPX Technologies, Inc. (1,176) (288,320)
STAG Industrial, Inc., REIT (6,918) (263,299)
StandardAero, Inc. (8,011) (239,609)
Starbucks Corp. (5,489) (560,921)
INVESTMENTS SHARES VALUE ($)
United States - (206.6)% (continued)
Sterling Infrastructure, Inc. (154) (129,261)
Strategy, Inc., Class A (874) (75,977)
Stryker Corp. (200) (62,968)
Summit Therapeutics, Inc. (11,491) (167,424)
Sun Communities, Inc., REIT (2,857) (342,583)
Swiss Re AG (2) (3,221) (511,978)
Synaptics, Inc. (183) (22,734)
T. Rowe Price Group, Inc. (2,169) (246,594)
Talen Energy Corp. (335) (128,727)
Targa Resources Corp. (2,898) (777,070)
Teledyne Technologies, Inc. (428) (285,433)
Teleflex, Inc. (900) (114,084)
Tenaris SA (2) (19,618) (543,072)
Terex Corp. (1,896) (137,251)
TFS Financial Corp. (1,751) (31,028)
Thor Industries, Inc. (2,484) (186,697)
Timken Co. (The) (2,368) (344,118)
Toast, Inc., Class A (2,039) (56,725)
Toll Brothers, Inc. (864) (142,344)
TPG, Inc. (9,832) (398,688)
Tractor Supply Co. (5,717) (180,714)
TransDigm Group, Inc. (202) (269,072)
Travel + Leisure Co. (2,061) (157,522)
Trimble, Inc. (6,426) (328,883)
Truist Financial Corp. (12,380) (616,772)
Twilio, Inc., Class A (639) (131,845)
Tyler Technologies, Inc. (1,552) (453,898)
Uber Technologies, Inc. (1,118) (80,675)
Ubiquiti, Inc. (248) (132,439)
UDR, Inc., REIT (4,352) (173,732)
UFP Industries, Inc. (2,716) (246,450)
UGI Corp. (4,672) (161,371)
U-Haul Holding Co. (1,191) (68,721)
UiPath, Inc., Class A (29,486) (320,513)
UL Solutions, Inc., Class A (1,233) (125,593)
UMB Financial Corp. (1,655) (236,268)
Under Armour, Inc., Class A (19,712) (125,960)
Union Pacific Corp. (1,028) (279,616)
United Airlines Holdings, Inc. (2,168) (294,826)
United Bankshares, Inc. (3,966) (181,762)
Universal Display Corp. (263) (22,773)
US Bancorp (7,537) (455,235)
US Foods Holding Corp. (1,274) (130,267)
Vail Resorts, Inc. (1,720) (234,178)
Valley National Bancorp (6,100) (89,365)
Valmont Industries, Inc. (453) (261,653)
Valvoline, Inc. (3,841) (151,873)
Versigent plc (2,435) (102,294)
Viatris, Inc. (38,898) (617,700)
Viking Therapeutics, Inc. (2,712) (105,795)
Visa, Inc., Class A (1,391) (477,238)
Visteon Corp. (2,384) (236,517)
Vontier Corp. (15,102) (437,958)
Voya Financial, Inc. (386) (34,945)
Vulcan Materials Co. (763) (225,093)
W R Berkley Corp. (5,532) (390,172)
Walmart, Inc. (13,371) (1,514,398)
Walt Disney Co. (The) (6,720) (646,800)
Waste Management, Inc. (2,428) (541,153)
Waters Corp. (1,033) (387,416)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (206.6)% (continued)
Watsco, Inc. (369) (153,773)
Weatherford International plc (1,544) (125,836)
WEC Energy Group, Inc. (2,995) (349,726)
Welltower, Inc., REIT (3,653) (829,121)
Wendy's Co. (The) (8,862) (73,466)
West Pharmaceutical Services, Inc. (836) (300,124)
Western Union Co. (The) (27,062) (208,377)
WEX, Inc. (2,205) (311,103)
Whirlpool Corp. (1,787) (70,444)
White Mountains Insurance Group
Ltd. (118) (244,660)
Williams Cos., Inc. (The) (8,378) (622,821)
Williams-Sonoma, Inc. (97) (22,611)
Willis Towers Watson plc (1,483) (387,612)
WillScot Holdings Corp. (18,401) (531,053)
Wingstop, Inc. (2,140) (371,097)
Wintrust Financial Corp. (1,035) (166,345)
Workday, Inc., Class A (2,749) (336,533)
WP Carey, Inc., REIT (5,532) (395,538)
WW Grainger, Inc. (259) (352,344)
Wynn Resorts Ltd. (6,710) (651,474)
Xcel Energy, Inc. (6,360) (510,708)
XPO, Inc. (3,197) (656,312)
YETI Holdings, Inc. (994) (49,263)
Yum! Brands, Inc. (6,137) (981,061)
Zebra Technologies Corp., Class A (1,042) (274,317)
Zillow Group, Inc., Class C (4,103) (129,327)
Zimmer Biomet Holdings, Inc. (2,247) (193,444)
Zoetis, Inc., Class A (1,789) (128,558)
ZoomInfo Technologies, Inc., Class
A (15,139) (44,357)
(144,754,884)
Zambia - ( 0 .1 ) %
First Quantum Minerals Ltd. (1,979) (54,057)
TOTAL COMMON STOCKS
(Proceeds $(238,492,849))                                                     (229,049,688)
PREFERRED STOCKS - (1.6)%
Germany - ( 1 .6 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (3,010) (150,271)
Henkel AG & Co. KGaA
(Preference) (2) (4,571) (384,420)
Sartorius AG (Preference) (2) (1,217) (319,278)
INVESTMENTS SHARES VALUE ($)
Germany - (1.6)% (continued)
Volkswagen AG (Preference) (2) (2,892) (232,000)
TOTAL PREFERRED STOCKS
(Proceeds $(1,137,857))                                                     (1,085,969)
NO. OF
RIGHTS
RIGHTS - 0.0%
United States - 0 .0%
Walgreens Boots Alliance, Inc.,
CVR (3)
(Proceeds $–) (1,658) –
TOTAL SHORT POSITIONS
(Proceeds $(239,630,706)) (230,135,657)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 37.6%
(Net Proceeds $(10,902,885)) 26,314,613
OTHER ASSETS IN EXCESS OF
LIABILITIES - 62.4%
‡
43,706,305
NET ASSETS - 100.0% 70,020,918
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (1,354,404) ( 1 .9 ) %
Consumer Discretionary (645,813) ( 1 .0 )
Consumer Staples (6,438,177) ( 9 .2 )
Energy 1,057,110 1 .5
Financials 5,501,270 7 .9
Health Care (559,203) ( 0 .8 )
Industrials 4,250,938 6 .1
Information Technology 6,342,515 9 .1
Materials (2,872,879) ( 4 .1 )
Real Estate (3,527,333) ( 5 .0 )
Utilities (368,607) ( 0 .6 )
Investment Companies 9,266,203 13 .2
Repurchase Agreements 612,750 0 .9
U.S. Treasury Obligations 15,050,243 21 .5
Total Investments In Securities
At Value 26,314,613 37 .6
Other Assets in Excess of
Liabilities ‡ 43,706,305 62 .4
Net Assets
$ 70,020,918 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts, and value of reverse repurchase agreements.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2026 amounted to $222,953,981, which is inclusive of rehypothecated amounts disclosed below. Additional securities sold but not yet settled totaling $12,609 were also segregated. In addition, $33,041,356 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated. Total value of all such securities at June 30, 2026 amounted to $17,886,151. Additional securities sold but not yet settled totaling $6,974 were also rehypothecated.

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2026 amounted to $1,503,562 of investments in securities and
$(1,902,847) of securities sold short, which represents 2.15% and (2.72)% of net assets of the Fund, respectively.
(d) Inflation-protected security.
(e) On June 30, 2026, securities valued at $1,318,357 were pledged as collateral for repurchase and reverse repurchase agreements outstanding.
(f) Represents 7-day effective yield as of June 30, 2026.
(g) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(h) The rate shown was the effective yield at the date of purchase.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 5).
Reverse repurchase agreements outstanding as of June 30, 2026:
Over-the-Counter
COUNTERPARTY
TRADE
DATE RATE
MATURITY
DATE CURRENCY
PRINCIPAL
AMOUNT AND
VALUE
BNPP 6/30/2026 3.72% 7/9/2026 USD $ 1,321,125
BNPP 6/8/2026 3.75% 7/9/2026 USD 604,500
$ 1,925,625
The weighted average daily balance of the reverse repurchase agreements during the period ended June 30, 2026 was $864,403 at a net weighted average interest rate of 3.53%.
Credit default swap contracts outstanding - buy protection as of June 30, 2026:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
46.V2 5 .00 % Quarterly 6/20/2031 3 .04 % USD 268,000 $ (21,763) $ 8 $ (21,755)
Markit CDX North America
High Yield Index Series
46.V2 5 .00 Quarterly 6/20/2031 3 .04 USD 268,000 (21,764) 9 (21,755)
$ (43,527) $ 17 $ (43,510)
Credit default swap contracts outstanding - sell protection as of June 30, 2026 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 45.V1 5 .00 % Quarterly 6/20/2031 2 .45 % EUR 312,000 $ 34,864 $ 4,664 $ 39,528
iTraxx Europe Crossover
Index Series 45.V1 5 .00 Quarterly 6/20/2031 2 .45 EUR 312,000 34,864 4,664 39,528
Markit CDX North America
Investment Grade Index
Series 46.V1 1 .00 Quarterly 6/20/2031 0 .51 USD 1,064,000 23,107 522 23,629
Markit CDX North America
Investment Grade Index
Series 46.V1 1 .00 Quarterly 6/20/2031 0 .51 USD 1,064,000 23,106 523 23,629
115,941 10,373 126,314
Markit CDX North America
Emerging Markets Index
Series 45.V1 1 .00 % Quarterly 6/20/2031 1 .41 % USD 87,000 $ (2,671) $ 1,156 $ (1,515)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Emerging Markets Index
Series 45.V1 1 .00 % Quarterly 6/20/2031 1 .41 % USD 87,000 $ (2,672) $ 1,157 $ (1,515)
(5,343) 2,313 (3,030)
$ 110,598 $ 12,686 $ 123,284
Forward effective interest rate swap contracts outstanding as of June 30, 2026:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CLICP Semi 4.50% Semi 12/18/2028 CLP 100,000,000 $ (82) $ 130 $ 48
Pay 1D CLICP Semi 4.50% Semi 12/18/2028 CLP 100,000,000 (82) 130 48
Pay 1D CLICP Semi 5.00% Semi 12/16/2031 CLP 30,000,000 307 14 321
Pay 1D CLICP Semi 5.00% Semi 12/16/2031 CLP 30,000,000 307 14 321
Pay 1D CLICP Semi 5.50% Semi 9/16/2036 CLP 105,000,000 851 2,295 3,146
Pay 1D CLICP Semi 5.50% Semi 9/16/2036 CLP 105,000,000 851 2,295 3,146
Pay 1D CLICP Semi 5.50% Semi 12/16/2036 CLP 55,000,000 600 858 1,458
Pay 1D CLICP Semi 5.50% Semi 12/16/2036 CLP 55,000,000 600 858 1,458
Pay 1D CORRA Semi 3.00% Semi 12/20/2028 CAD 10,400,000 29,323 (195) 29,128
Pay 1D CORRA Semi 3.00% Semi 12/20/2028 CAD 10,500,000 29,593 (174) 29,419
Pay 1D CORRA Semi 3.00% Semi 9/17/2031 CAD 3,200,000 (12,824) 24,976 12,152
Pay 1D CORRA Semi 3.00% Semi 9/17/2031 CAD 3,100,000 (15,342) 27,114 11,772
Pay 1D CORRA Semi 3.00% Semi 12/17/2031 CAD 600,000 1,440 38 1,478
Pay 1D CORRA Semi 3.00% Semi 12/17/2031 CAD 600,000 1,440 38 1,478
Pay 1D IBR Qtrly 10.50% Qtrly 9/16/2036 COP 83,000,000 (96) 956 860
Pay 1D IBR Qtrly 10.50% Qtrly 9/16/2036 COP 83,000,000 (96) 956 860
Pay 1D IBR Qtrly 10.00% Qtrly 12/16/2036 COP 75,000,000 (94) 310 216
Pay 1D IBR Qtrly 10.00% Qtrly 12/16/2036 COP 75,000,000 (94) 310 216
Pay 1D MIBOR Semi 6.50% Semi 9/16/2031 INR 100,000 13 – 13
Pay 1D MIBOR Semi 6.50% Semi 12/16/2036 INR 61,600,000 (1,755) 4,999 3,244
Pay 1D MIBOR Semi 6.50% Semi 12/16/2036 INR 61,600,000 (1,755) 4,999 3,244
Pay 1D SARON Annual 0.50% Annual 9/20/2028 CHF 1,600,000 13,022 2,492 15,514
Pay 1D SARON Annual 0.50% Annual 9/20/2028 CHF 1,700,000 13,957 2,575 16,532
Pay 1D SARON Annual 0.50% Annual 12/20/2028 CHF 3,000,000 17,741 8,746 26,487
Pay 1D SARON Annual 0.50% Annual 12/20/2028 CHF 3,000,000 17,848 8,639 26,487
Pay 1D SARON Annual 0.50% Annual 9/17/2031 CHF 1,300,000 974 16,225 17,199
Pay 1D SARON Annual 0.50% Annual 9/17/2031 CHF 1,200,000 (398) 16,275 15,877
Pay 1D SARON Annual 0.50% Annual 12/17/2031 CHF 500,000 5,425 217 5,642
Pay 1D SARON Annual 0.50% Annual 12/17/2031 CHF 400,000 4,492 22 4,514
Pay 1D SHIRON Annual 3.00% Annual 12/20/2028 ILS 1,000,000 (20) 145 125
Pay 1D SHIRON Annual 3.00% Annual 12/20/2028 ILS 1,100,000 26 109 135
Pay 1D SHIRON Annual 3.50% Annual 9/17/2031 ILS 100,000 (43) 629 586
Pay 1D SHIRON Annual 3.50% Annual 12/17/2031 ILS 200,000 835 294 1,129
Pay 1D SHIRON Annual 3.50% Annual 12/17/2031 ILS 300,000 1,497 198 1,695
Pay 1D SOFR Annual 4.00% Annual 12/20/2028 USD 17,500,000 12,686 (11,374) 1,312
Pay 1D SOFR Annual 4.00% Annual 12/20/2028 USD 17,600,000 13,027 (11,604) 1,423
Pay 1D SOFR Annual 4.00% Annual 9/17/2031 USD 3,300,000 (6,055) 18,125 12,070
Pay 1D SOFR Annual 4.00% Annual 9/17/2031 USD 3,300,000 (6,226) 18,296 12,070
Pay 1D SOFR Annual 4.50% Annual 9/20/2056 USD 1,400,000 50,136 22,974 73,110
Pay 1D SOFR Annual 4.50% Annual 9/20/2056 USD 1,400,000 50,135 22,975 73,110
Pay 1D SOFR Annual 4.50% Annual 12/20/2056 USD 400,000 14,702 5,936 20,638
Pay 1D SOFR Annual 4.50% Annual 12/20/2056 USD 400,000 14,710 5,928 20,638
Pay 1D SONIA Annual 4.00% Annual 9/17/2031 GBP 400,000 (1,063) 1,170 107

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SONIA Annual 4.00% Annual 9/17/2031 GBP 300,000 $ (780) $ 1,179 $ 399
Pay 1D SONIA Annual 4.50% Annual 12/17/2036 GBP 1,900,000 10,455 10,133 20,588
Pay 1D SONIA Annual 4.50% Annual 12/17/2036 GBP 1,900,000 9,250 11,338 20,588
Pay 1D SONIA Annual 5.00% Annual 9/20/2056 GBP 1,800,000 11,759 66,863 78,622
Pay 1D SONIA Annual 5.00% Annual 9/20/2056 GBP 1,800,000 10,403 66,880 77,283
Pay 1D SONIA Annual 5.00% Annual 12/20/2056 GBP 900,000 20,980 15,537 36,517
Pay 1D SONIA Annual 5.00% Annual 12/20/2056 GBP 900,000 23,404 13,113 36,517
Pay 1D SORA Semi 2.00% Semi 9/20/2028 SGD 900,000 5,478 713 6,191
Pay 1D SORA Semi 2.00% Semi 9/20/2028 SGD 900,000 5,439 752 6,191
Pay 1D SORA Semi 2.00% Semi 12/20/2028 SGD 2,900,000 15,841 248 16,089
Pay 1D SORA Semi 2.00% Semi 12/20/2028 SGD 2,900,000 15,949 175 16,124
Pay 1D SORA Semi 2.00% Semi 12/17/2031 SGD 200,000 (43) 674 631
Pay 1D SORA Semi 2.00% Semi 12/17/2031 SGD 300,000 213 732 945
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/13/2028 MXN 76,800,000 75 20,094 20,169
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/13/2028 MXN 76,800,000 90 20,079 20,169
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/13/2028 MXN 52,500,000 (1,135) 6,069 4,934
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/13/2028 MXN 52,500,000 (1,140) 6,074 4,934
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/10/2031 MXN 18,500,000 366 10,202 10,568
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/10/2031 MXN 18,500,000 366 10,202 10,568
Pay 1D TIIEOIS Monthly 8.00% Monthly 12/10/2031 MXN 4,300,000 277 1,163 1,440
Pay 1D TIIEOIS Monthly 8.00% Monthly 12/10/2031 MXN 4,300,000 277 1,163 1,440
Pay 1D TONAR Annual 3.50% Annual 9/19/2046 JPY 129,200,000 42,779 (11,294) 31,485
Pay 1D TONAR Annual 3.50% Annual 9/19/2046 JPY 129,100,000 42,751 (11,291) 31,460
Pay 1D TONAR Annual 3.50% Annual 12/19/2046 JPY 247,500,000 62,475 (12,781) 49,694
Pay 1D TONAR Annual 3.50% Annual 12/19/2046 JPY 247,500,000 62,475 (12,781) 49,694
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/18/2028 CNY 28,600,000 1,223 6,817 8,040
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/18/2028 CNY 28,600,000 1,223 6,817 8,040
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/18/2028 CNY 14,000,000 2,910 971 3,881
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/18/2028 CNY 14,000,000 2,910 971 3,881
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/16/2031 CNY 4,000,000 (414) 1,164 750
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/16/2031 CNY 4,000,000 (414) 1,164 750
Pay 3M BBR Qtrly 4.50% Qtrly 12/07/2028 AUD 3,600,000 (3,054) 8,003 4,949
Pay 3M BBR Qtrly 4.50% Qtrly 12/07/2028 AUD 3,500,000 (3,116) 7,883 4,767
Pay 3M BBR Qtrly 3.50% Semi 9/13/2028 NZD 2,200,000 417 1,205 1,622
Pay 3M BBR Qtrly 3.50% Semi 9/13/2028 NZD 2,300,000 440 1,279 1,719
Pay 3M BBR Qtrly 4.00% Semi 9/10/2031 NZD 600,000 (1,693) 6,133 4,440
Pay 3M BBR Qtrly 4.00% Semi 9/10/2031 NZD 600,000 (1,693) 6,133 4,440
Pay 3M BBR Qtrly 4.00% Semi 12/10/2031 NZD 600,000 (546) 3,992 3,446
Pay 3M BBR Qtrly 4.00% Semi 12/10/2031 NZD 500,000 (465) 3,337 2,872
Pay 3M BBR Qtrly 4.50% Semi 9/10/2036 NZD 300,000 6,111 217 6,328
Pay 3M BBR Qtrly 4.50% Semi 9/10/2036 NZD 200,000 4,010 217 4,227
Pay 3M CD_KSDA Qtrly 4.00% Qtrly 9/17/2036 KRW 963,000,000 (5,143) 7,531 2,388
Pay 3M CD_KSDA Qtrly 4.00% Qtrly 9/17/2036 KRW 963,000,000 (5,143) 7,531 2,388
Pay 3M CD_KSDA Qtrly 4.00% Qtrly 12/17/2036 KRW 1,100,000,000 (5,043) 6,399 1,356
Pay 3M CD_KSDA Qtrly 4.00% Qtrly 12/17/2036 KRW 1,100,000,000 (5,046) 6,401 1,355
Pay 3M HIBOR Qtrly 3.50% Qtrly 12/17/2031 HKD 2,800,000 1,468 775 2,243
Pay 3M HIBOR Qtrly 3.50% Qtrly 12/17/2031 HKD 2,800,000 1,512 731 2,243
Pay 3M HIBOR Qtrly 3.50% Qtrly 9/17/2036 HKD 2,300,000 (1,440) 2,191 751
Pay 3M HIBOR Qtrly 3.50% Qtrly 9/17/2036 HKD 2,200,000 (1,377) 2,129 752
Pay 3M HIBOR Qtrly 3.50% Qtrly 12/17/2036 HKD 1,800,000 271 (5) 266
Pay 3M HIBOR Qtrly 3.50% Qtrly 12/17/2036 HKD 1,900,000 296 (15) 281

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/20/2028 ZAR 12,600,000 $ 871 $ 1,255 $ 2,126
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/20/2028 ZAR 12,600,000 869 1,257 2,126
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/20/2028 ZAR 17,100,000 1,137 1,737 2,874
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/20/2028 ZAR 17,200,000 1,172 1,718 2,890
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/17/2031 ZAR 8,600,000 (2,139) 3,962 1,823
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/17/2031 ZAR 8,500,000 (2,114) 3,916 1,802
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/17/2031 ZAR 8,700,000 (2,584) 3,835 1,251
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/17/2031 ZAR 8,700,000 (2,584) 3,835 1,251
Pay 3M STIBOR Qtrly 2.50% Annual 9/20/2028 SEK 12,200,000 (7,146) 11,459 4,313
Pay 3M STIBOR Qtrly 2.50% Annual 9/20/2028 SEK 12,100,000 (7,089) 11,367 4,278
Pay 3M STIBOR Qtrly 2.50% Annual 12/20/2028 SEK 64,100,000 (1,100) 17,475 16,375
Pay 3M STIBOR Qtrly 2.50% Annual 12/20/2028 SEK 64,100,000 (1,111) 17,486 16,375
Pay 3M TWCPBA Qtrly 2.00% Qtrly 9/18/2028 TWD 8,000,000 (799) 898 99
Pay 3M TWCPBA Qtrly 2.00% Qtrly 9/18/2028 TWD 8,000,000 (799) 898 99
Pay 3M TWCPBA Qtrly 2.50% Qtrly 12/16/2031 TWD 11,000,000 1,584 3,353 4,937
Pay 3M TWCPBA Qtrly 2.50% Qtrly 12/16/2031 TWD 11,000,000 1,584 3,353 4,937
Pay 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2036 TWD 1,500,000 (362) 809 447
Pay 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2036 TWD 1,500,000 (362) 809 447
Pay 3M TWCPBA Qtrly 2.50% Qtrly 12/16/2036 TWD 8,700,000 (2,183) 4,040 1,857
Pay 3M TWCPBA Qtrly 2.50% Qtrly 12/16/2036 TWD 8,700,000 (2,183) 4,040 1,857
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 6,300,000 (52,123) 102,479 50,356
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 6,300,000 (50,541) 100,898 50,357
Pay 6M BBR Semi 5.00% Semi 12/11/2036 AUD 3,200,000 4,100 19,515 23,615
Pay 6M BBR Semi 5.00% Semi 12/11/2036 AUD 3,200,000 4,478 19,138 23,616
Pay 6M BUBOR Semi 5.00% Annual 12/20/2028 HUF 548,600,000 471 3,145 3,616
Pay 6M BUBOR Semi 5.00% Annual 12/20/2028 HUF 548,600,000 466 3,150 3,616
Pay 6M BUBOR Semi 5.00% Annual 12/17/2031 HUF 25,000,000 940 209 1,149
Pay 6M BUBOR Semi 5.00% Annual 12/17/2031 HUF 25,000,000 940 209 1,149
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 16,900,000 (10,303) 111,675 101,372
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 17,000,000 (9,907) 111,878 101,971
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2028 EUR 5,300,000 26,419 5,228 31,647
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2028 EUR 5,400,000 27,154 5,088 32,242
Pay 6M EURIBOR Semi 3.00% Annual 12/17/2031 EUR 100,000 1,346 (79) 1,267
Pay 6M EURIBOR Semi 3.00% Annual 12/17/2031 EUR 100,000 1,346 (79) 1,267
Pay 6M NIBOR Semi 4.50% Annual 9/17/2031 NOK 16,500,000 (699) 4,284 3,585
Pay 6M NIBOR Semi 4.50% Annual 9/17/2031 NOK 16,500,000 (699) 4,284 3,585
Pay 6M PRIBOR Semi 4.50% Annual 9/17/2036 CZK 5,000,000 (1,412) 6,681 5,269
Pay 6M PRIBOR Semi 4.50% Annual 9/17/2036 CZK 5,000,000 (1,412) 6,681 5,269
Pay 6M PRIBOR Semi 4.50% Annual 12/17/2036 CZK 8,500,000 187 8,227 8,414
Pay 6M PRIBOR Semi 4.50% Annual 12/17/2036 CZK 8,500,000 187 8,227 8,414
Pay 6M WIBOR Semi 4.50% Annual 12/17/2036 PLN 600,000 (114) 2,548 2,434
Pay 6M WIBOR Semi 4.50% Annual 12/17/2036 PLN 500,000 (123) 2,154 2,031
Receive 1D SARON Annual 0.50% Annual 9/17/2036 CHF 1,400,000 5,007 4,533 9,540
Receive 1D SARON Annual 0.50% Annual 9/17/2036 CHF 1,400,000 5,007 4,533 9,540
Receive 1D SARON Annual 0.50% Annual 12/17/2036 CHF 300,000 6,730 (3,684) 3,046
Receive 1D SARON Annual 0.50% Annual 12/17/2036 CHF 300,000 4,573 (1,527) 3,046
Receive 1D SOFR Annual 4.00% Annual 9/17/2036 USD 12,100,000 (7,538) 39,838 32,300
Receive 1D SOFR Annual 4.00% Annual 9/17/2036 USD 12,100,000 (4,872) 37,484 32,612
Receive 1D SOFR Annual 4.00% Annual 12/17/2036 USD 5,300,000 41,325 (22,760) 18,565
Receive 1D SOFR Annual 4.00% Annual 12/17/2036 USD 5,300,000 41,600 (22,704) 18,896
Receive 1D SONIA Annual 4.00% Annual 9/20/2028 GBP 16,300,000 97,793 (83,022) 14,771
Receive 1D SONIA Annual 4.00% Annual 9/20/2028 GBP 16,300,000 97,952 (83,250) 14,702
Receive 1D SONIA Annual 4.00% Annual 12/20/2028 GBP 2,600,000 2,912 81 2,993
Receive 1D SONIA Annual 4.00% Annual 12/20/2028 GBP 2,600,000 3,004 106 3,110
Receive 1D SONIA Annual 4.00% Annual 12/17/2031 GBP 2,600,000 28,309 (11,334) 16,975
Receive 1D SONIA Annual 4.00% Annual 12/17/2031 GBP 2,600,000 28,503 (11,528) 16,975
Receive 1D THOR Qtrly 2.00% Qtrly 9/16/2036 THB 1,000,000 (11) 53 42

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D THOR Qtrly 2.00% Qtrly 9/16/2036 THB 1,000,000 $ (11) $ 53 $ 42
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 4,492,000,000 (34,514) 42,872 8,358
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 4,492,000,000 (34,514) 42,872 8,358
Receive 1D TONAR Annual 1.50% Annual 12/20/2028 JPY 4,881,600,000 85,644 (12,311) 73,333
Receive 1D TONAR Annual 1.50% Annual 12/20/2028 JPY 4,881,500,000 85,641 (12,308) 73,333
Receive 3M STIBOR Qtrly 2.50% Annual 9/17/2031 SEK 3,600,000 3,207 (2,802) 405
Receive 3M STIBOR Qtrly 2.50% Annual 9/17/2031 SEK 3,600,000 3,207 (2,802) 405
Receive 3M TWCPBA Qtrly 2.00% Qtrly 12/18/2028 TWD 21,300,000 2,798 (2,574) 224
Receive 3M TWCPBA Qtrly 2.00% Qtrly 12/18/2028 TWD 21,300,000 2,798 (2,574) 224
956,634 1,025,407 1,982,041
Pay 1D SHIRON Annual 3.00% Annual 9/20/2028 ILS 300,000 (75) 61 (14)
Pay 1D SHIRON Annual 3.00% Annual 9/20/2028 ILS 300,000 (75) 61 (14)
Pay 1D SOFR Annual 4.00% Annual 9/20/2028 USD 25,900,000 28,465 (35,325) (6,860)
Pay 1D SOFR Annual 4.00% Annual 9/20/2028 USD 25,900,000 27,204 (34,065) (6,861)
Pay 1D TONAR Annual 2.00% Annual 9/17/2031 JPY 470,000,000 3,512 (3,584) (72)
Pay 1D TONAR Annual 2.00% Annual 9/17/2031 JPY 470,000,000 3,512 (3,584) (72)
Pay 1D TONAR Annual 2.00% Annual 12/17/2031 JPY 388,600,000 (9,744) 247 (9,497)
Pay 1D TONAR Annual 2.00% Annual 12/17/2031 JPY 388,500,000 (9,739) 244 (9,495)
Pay 1D TONAR Annual 2.50% Annual 9/17/2036 JPY 322,600,000 (25,506) 11,036 (14,470)
Pay 1D TONAR Annual 2.50% Annual 9/17/2036 JPY 322,600,000 (25,518) 11,048 (14,470)
Pay 1D TONAR Annual 2.50% Annual 12/17/2036 JPY 239,800,000 (20,616) 1,688 (18,928)
Pay 1D TONAR Annual 2.50% Annual 12/17/2036 JPY 239,800,000 (20,616) 1,688 (18,928)
Pay 3M BBR Qtrly 3.50% Semi 12/13/2028 NZD 3,500,000 (1,797) 955 (842)
Pay 3M BBR Qtrly 3.50% Semi 12/13/2028 NZD 3,500,000 (1,849) 1,003 (846)
Pay 3M STIBOR Qtrly 2.50% Annual 12/17/2031 SEK 7,000,000 (964) (1,012) (1,976)
Pay 3M STIBOR Qtrly 2.50% Annual 12/17/2031 SEK 7,000,000 (964) (1,012) (1,976)
Pay 6M BBR Semi 5.00% Semi 9/13/2046 AUD 800,000 (13,206) 10,720 (2,486)
Pay 6M BBR Semi 5.00% Semi 9/13/2046 AUD 800,000 (14,410) 11,924 (2,486)
Pay 6M BUBOR Semi 5.00% Annual 9/20/2028 HUF 501,800,000 (5,714) 4,697 (1,017)
Pay 6M BUBOR Semi 5.00% Annual 9/20/2028 HUF 501,800,000 (5,714) 4,697 (1,017)
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2056 EUR 800,000 (37,211) 22,610 (14,601)
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2056 EUR 700,000 (33,150) 20,374 (12,776)
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2056 EUR 500,000 (20,997) 11,657 (9,340)
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2056 EUR 600,000 (24,722) 13,514 (11,208)
Receive 1D CLICP Semi 5.00% Semi 9/20/2028 CLP 758,900,000 (1,983) (6,729) (8,712)
Receive 1D CLICP Semi 5.00% Semi 9/20/2028 CLP 758,900,000 (1,983) (6,729) (8,712)
Receive 1D CLICP Semi 5.00% Semi 12/18/2028 CLP 250,500,000 (856) (1,826) (2,682)
Receive 1D CLICP Semi 5.00% Semi 12/18/2028 CLP 250,500,000 (856) (1,826) (2,682)
Receive 1D CLICP Semi 5.00% Semi 9/16/2031 CLP 125,000,000 333 (1,809) (1,476)
Receive 1D CLICP Semi 5.00% Semi 9/16/2031 CLP 125,000,000 333 (1,809) (1,476)
Receive 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 5,800,000 (13,502) (9,012) (22,514)
Receive 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 5,900,000 (13,467) (9,436) (22,903)
Receive 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 900,000 (16,581) (2,053) (18,634)
Receive 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 900,000 (16,704) (1,930) (18,634)
Receive 1D CORRA Semi 3.50% Semi 12/17/2036 CAD 1,900,000 (33,833) (758) (34,591)
Receive 1D CORRA Semi 3.50% Semi 12/17/2036 CAD 1,800,000 (31,348) (1,327) (32,675)
Receive 1D IBR Qtrly 11.00% Qtrly 9/18/2028 COP 452,800,000 618 (840) (222)
Receive 1D IBR Qtrly 11.00% Qtrly 9/18/2028 COP 452,800,000 618 (840) (222)
Receive 1D IBR Qtrly 11.00% Qtrly 12/18/2028 COP 614,300,000 (212) (881) (1,093)
Receive 1D IBR Qtrly 11.00% Qtrly 12/18/2028 COP 614,300,000 (212) (881) (1,093)
Receive 1D IBR Qtrly 11.00% Qtrly 9/16/2031 COP 37,700,000 (115) (287) (402)
Receive 1D IBR Qtrly 11.00% Qtrly 9/16/2031 COP 37,700,000 (115) (287) (402)
Receive 1D IBR Qtrly 11.00% Qtrly 12/16/2031 COP 432,300,000 (1,732) (3,353) (5,085)
Receive 1D IBR Qtrly 11.00% Qtrly 12/16/2031 COP 432,300,000 (1,732) (3,353) (5,085)
Receive 1D MIBOR Semi 6.50% Semi 12/18/2028 INR 280,000,000 746 (24,460) (23,714)
Receive 1D MIBOR Semi 6.50% Semi 12/18/2028 INR 280,000,000 747 (24,460) (23,713)
Receive 1D MIBOR Semi 6.50% Semi 12/16/2031 INR 10,600,000 (367) (707) (1,074)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D MIBOR Semi 6.50% Semi 12/16/2031 INR 10,600,000 $ (367) $ (707) $ (1,074)
Receive 1D SOFR Annual 4.00% Annual 12/17/2031 USD 1,400,000 (8,529) 2,690 (5,839)
Receive 1D SOFR Annual 4.00% Annual 12/17/2031 USD 1,500,000 (9,149) 2,756 (6,393)
Receive 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 500,000 (8,434) 350 (8,084)
Receive 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 500,000 (7,965) 467 (7,498)
Receive 1D SORA Semi 2.50% Semi 9/17/2036 SGD 200,000 (3,493) (2,132) (5,625)
Receive 1D SORA Semi 2.50% Semi 9/17/2036 SGD 200,000 (3,383) (2,242) (5,625)
Receive 1D SORA Semi 2.50% Semi 12/17/2036 SGD 500,000 (13,377) 467 (12,910)
Receive 1D SORA Semi 2.50% Semi 12/17/2036 SGD 600,000 (15,357) (135) (15,492)
Receive 1D THOR Qtrly 1.50% Qtrly 9/18/2028 THB 17,500,000 (1,871) (125) (1,996)
Receive 1D THOR Qtrly 1.50% Qtrly 9/18/2028 THB 17,500,000 (1,871) (125) (1,996)
Receive 1D THOR Qtrly 1.50% Qtrly 12/18/2028 THB 28,000,000 (197) (1,780) (1,977)
Receive 1D THOR Qtrly 1.50% Qtrly 12/18/2028 THB 28,000,000 (197) (1,780) (1,977)
Receive 1D THOR Qtrly 2.00% Qtrly 9/16/2031 THB 1,500,000 (811) 9 (802)
Receive 1D THOR Qtrly 2.00% Qtrly 9/16/2031 THB 1,500,000 (811) 9 (802)
Receive 1D THOR Qtrly 2.00% Qtrly 12/16/2031 THB 3,000,000 (334) (1,029) (1,363)
Receive 1D THOR Qtrly 2.00% Qtrly 12/16/2031 THB 3,000,000 (334) (1,029) (1,363)
Receive 1D TIIEOIS Monthly 8.50% Monthly 9/03/2036 MXN 12,100,000 (796) (14,487) (15,283)
Receive 1D TIIEOIS Monthly 8.50% Monthly 9/03/2036 MXN 12,100,000 (796) (14,488) (15,284)
Receive 1D TIIEOIS Monthly 8.50% Monthly 12/03/2036 MXN 9,500,000 (6,807) (2,273) (9,080)
Receive 1D TIIEOIS Monthly 8.50% Monthly 12/03/2036 MXN 9,500,000 (6,807) (2,273) (9,080)
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/16/2031 CNY 4,000,000 2,726 (3,699) (973)
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/16/2031 CNY 4,000,000 2,726 (3,699) (973)
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 25,100,000 65,091 (92,141) (27,050)
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 25,100,000 65,520 (92,569) (27,049)
Receive 3M BBR Qtrly 4.50% Semi 12/10/2036 NZD 200,000 (1,552) (2,221) (3,773)
Receive 3M BBR Qtrly 4.50% Semi 12/10/2036 NZD 300,000 (3,298) (2,333) (5,631)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 9/20/2028 KRW 4,993,300,000 (5,210) (5,243) (10,453)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 9/20/2028 KRW 4,993,300,000 (5,210) (5,243) (10,453)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/20/2028 KRW 6,000,000,000 6,847 (12,446) (5,599)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/20/2028 KRW 6,000,000,000 6,846 (12,446) (5,600)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 9/17/2031 KRW 338,700,000 (456) (422) (878)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 9/17/2031 KRW 338,700,000 (455) (423) (878)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/17/2031 KRW 550,000,000 3,080 (3,853) (773)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/17/2031 KRW 550,000,000 3,080 (3,853) (773)
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/20/2028 HKD 11,600,000 (5,743) 4,746 (997)
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/20/2028 HKD 11,700,000 (5,793) 4,788 (1,005)
Receive 3M HIBOR Qtrly 3.50% Qtrly 12/20/2028 HKD 4,400,000 (2,122) 1,811 (311)
Receive 3M HIBOR Qtrly 3.50% Qtrly 12/20/2028 HKD 4,400,000 (2,134) 1,823 (311)
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/17/2031 HKD 500,000 (275) (149) (424)
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/17/2031 HKD 400,000 (220) (132) (352)
Receive 3M JIBAR Qtrly 8.00% Qtrly 9/17/2036 ZAR 400,000 86 (397) (311)
Receive 3M JIBAR Qtrly 8.00% Qtrly 9/17/2036 ZAR 400,000 86 (397) (311)
Receive 3M JIBAR Qtrly 8.00% Qtrly 12/17/2036 ZAR 4,400,000 209 (2,805) (2,596)
Receive 3M JIBAR Qtrly 8.00% Qtrly 12/17/2036 ZAR 4,400,000 209 (2,805) (2,596)
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2036 SEK 500,000 (116) (881) (997)
Receive 3M STIBOR Qtrly 3.00% Annual 9/17/2036 SEK 500,000 (233) (764) (997)
Receive 3M STIBOR Qtrly 3.00% Annual 12/17/2036 SEK 6,000,000 (2,977) (7,329) (10,306)
Receive 3M STIBOR Qtrly 3.00% Annual 12/17/2036 SEK 6,000,000 (3,026) (7,280) (10,306)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2031 TWD 1,000,000 (367) (132) (499)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2031 TWD 1,000,000 (367) (132) (499)
Receive 6M BBR Semi 5.00% Semi 9/11/2031 AUD 4,400,000 (11,328) (36,642) (47,970)
Receive 6M BBR Semi 5.00% Semi 9/11/2031 AUD 4,400,000 (11,679) (36,290) (47,969)
Receive 6M BBR Semi 5.00% Semi 12/11/2031 AUD 11,600,000 (86,001) (39,613) (125,614)
Receive 6M BBR Semi 5.00% Semi 12/11/2031 AUD 11,600,000 (86,257) (39,357) (125,614)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M BUBOR Semi 5.00% Annual 9/17/2031 HUF 39,400,000 $ (101) $ (1,276) $ (1,377)
Receive 6M BUBOR Semi 5.00% Annual 9/17/2031 HUF 39,400,000 (101) (1,276) (1,377)
Receive 6M BUBOR Semi 5.00% Annual 9/17/2036 HUF 142,100,000 (5,748) (4,715) (10,463)
Receive 6M BUBOR Semi 5.00% Annual 9/17/2036 HUF 142,100,000 (5,749) (4,715) (10,464)
Receive 6M BUBOR Semi 5.00% Annual 12/17/2036 HUF 67,700,000 (2,772) (2,640) (5,412)
Receive 6M BUBOR Semi 5.00% Annual 12/17/2036 HUF 67,700,000 (2,772) (2,640) (5,412)
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2031 EUR 10,000,000 14,119 (146,909) (132,790)
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2031 EUR 10,100,000 15,542 (149,759) (134,217)
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 300,000 715 (2,556) (1,841)
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 300,000 715 (2,756) (2,041)
Receive 6M EURIBOR Semi 3.00% Annual 12/17/2036 EUR 3,300,000 14,742 (31,496) (16,754)
Receive 6M EURIBOR Semi 3.00% Annual 12/17/2036 EUR 3,200,000 16,048 (32,093) (16,045)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 13,000,000 (6,284) 1,862 (4,422)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 13,000,000 (6,334) 1,912 (4,422)
Receive 6M NIBOR Semi 5.00% Annual 12/20/2028 NOK 50,500,000 (20,279) (2,815) (23,094)
Receive 6M NIBOR Semi 5.00% Annual 12/20/2028 NOK 50,500,000 (20,279) (2,815) (23,094)
Receive 6M NIBOR Semi 4.50% Annual 12/17/2031 NOK 17,000,000 (6,400) (807) (7,207)
Receive 6M NIBOR Semi 4.50% Annual 12/17/2031 NOK 17,000,000 (6,400) (807) (7,207)
Receive 6M NIBOR Semi 4.50% Annual 9/17/2036 NOK 5,800,000 (5,873) (5,121) (10,994)
Receive 6M NIBOR Semi 4.50% Annual 9/17/2036 NOK 5,800,000 (5,873) (5,121) (10,994)
Receive 6M NIBOR Semi 4.50% Annual 12/17/2036 NOK 10,000,000 (18,314) (2,545) (20,859)
Receive 6M NIBOR Semi 4.50% Annual 12/17/2036 NOK 10,000,000 (18,314) (2,545) (20,859)
Receive 6M PRIBOR Semi 4.50% Annual 9/20/2028 CZK 32,500,000 (820) (10,593) (11,413)
Receive 6M PRIBOR Semi 4.50% Annual 9/20/2028 CZK 32,500,000 (820) (10,593) (11,413)
Receive 6M PRIBOR Semi 4.50% Annual 12/20/2028 CZK 55,300,000 (7,236) (10,925) (18,161)
Receive 6M PRIBOR Semi 4.50% Annual 12/20/2028 CZK 55,300,000 (7,241) (10,920) (18,161)
Receive 6M PRIBOR Semi 4.50% Annual 9/17/2031 CZK 5,700,000 (1,011) (3,529) (4,540)
Receive 6M PRIBOR Semi 4.50% Annual 9/17/2031 CZK 5,700,000 (1,011) (3,529) (4,540)
Receive 6M PRIBOR Semi 4.50% Annual 12/17/2031 CZK 4,000,000 (2,233) (817) (3,050)
Receive 6M PRIBOR Semi 4.50% Annual 12/17/2031 CZK 4,000,000 (2,233) (817) (3,050)
Receive 6M WIBOR Semi 4.00% Annual 9/20/2028 PLN 2,300,000 (783) (811) (1,594)
Receive 6M WIBOR Semi 4.00% Annual 9/20/2028 PLN 2,300,000 (783) (811) (1,594)
Receive 6M WIBOR Semi 4.00% Annual 12/20/2028 PLN 500,000 (217) (149) (366)
Receive 6M WIBOR Semi 4.50% Annual 12/20/2028 PLN 5,000,000 (7,281) (8,720) (16,001)
Receive 6M WIBOR Semi 4.50% Annual 12/20/2028 PLN 4,800,000 (6,911) (8,453) (15,364)
Receive 6M WIBOR Semi 4.00% Annual 12/20/2028 PLN 500,000 (217) (149) (366)
Receive 6M WIBOR Semi 4.50% Annual 9/17/2031 PLN 1,300,000 398 (8,409) (8,011)
Receive 6M WIBOR Semi 4.50% Annual 9/17/2031 PLN 1,400,000 468 (9,096) (8,628)
Receive 6M WIBOR Semi 4.50% Annual 12/17/2031 PLN 1,500,000 (5,602) (3,275) (8,877)
Receive 6M WIBOR Semi 4.50% Annual 12/17/2031 PLN 1,500,000 (5,693) (3,184) (8,877)
(631,034) (992,749) (1,623,783)
$ 325,600 $ 32,658 $ 358,258
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2026 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.34%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.43%
1 Day Colombia Overnight Interbank Rate (“IBR”): 10.54%

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 6.63%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 5.50%
1 Day Secured Overnight Financing Rate (“SOFR”): 3.68%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 3.75%
1 Day Singapore Overnight Rate Average (“SORA”): 1.19%
1 Day Sterling Overnight Index Average (“SONIA”): 3.73%
1 Day Swiss Average Rate Overnight (“SARON”): -0.04%
1 Day Thailand Overnight Repo Rate (“THOR”): 0.99%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.96%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 1.54%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.46%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 2.97%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 6.99%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.92%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.97%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.80%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 5.62%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.57%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.81%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.89%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 3.80%
Total return swap contracts outstanding as of June 30, 2026 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market Index
September Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 09/18/2026 CHF 568,680 $ 15,984
TAIEX Index July
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 07/15/2026 TWD 9,355,800 15,095
WIG20 Index
September Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination GSIN 09/18/2026 PLN (642,420) 6,609
Communication
Services Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.54%)
Monthly GSIN 09/16/2026 USD (137,794) 4,866

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Financial Select
Sector Total Return
Index
Decreases in
total return of
reference
entity
and pays the
OBFR plus
or minus a
specified
spread
(0.84%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 USD 21,395 $ 568
Health Care Select
Sector Total Return
Index
Decreases in
total return of
reference
entity
and pays the
OBFR plus
or minus a
specified
spread
(0.74%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 USD 51,702 1,524
Industrial Select
Sector Total Return
Index
Decreases in
total return of
reference
entity
and pays the
OBFR plus
or minus a
specified
spread
(0.74%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 USD 89,848 8,373
Materials Select
Sector Total Return
Index
Decreases in
total return of
reference
entity
and pays the
OBFR plus
or minus a
specified
spread
(0.70%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 USD 29,824 100
MSCI EMU
Consumer
Discretionary Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.14%)
Monthly GSIN 09/16/2026 EUR (11,690) 285

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI EMU
Financials Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(0.33%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 EUR 16,589 $ 861
MSCI EMU Health
Care Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(0.37%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 EUR 973 41
MSCI EMU
Industrials Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(0.34%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 EUR 24,689 2,184
MSCI EMU
Information
Technology Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(0.36%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 EUR 20,918 1,952
MSCI EMU
Telecommunications
Services Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.29%)
Monthly GSIN 09/16/2026 EUR (30,233) 2,868

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI EMU Utilities
Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(-0.15%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 EUR 32,316 $ 1,590
MSCI Europe Large
Cap Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(0.33%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 EUR 316,849 15,776
MSCI Europe Small
Cap Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.25%)
Monthly GSIN 09/16/2026 EUR (280,708) 439
MSCI Mexico Net
Index
Decreases in
total return of
reference
entity
and pays
the TIIEOIS
plus or minus
a specified
spread
(0.95%)
Increases in
total return of
reference entity
Monthly GSIN 09/17/2026 MXN 6,651,198 9,848
MSCI Netherlands
Net Return Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(0.36%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 EUR 298,560 35,094

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Sweden Net
Return Index
Decreases in
total return of
reference
entity
and pays
the STIBOR
plus or minus
a specified
spread
(0.23%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 SEK 2,128,847 $ 6,141
MSCI United
Kingdom Net Return
Index
Decreases in
total return of
reference
entity
and pays the
SONIA plus
or minus a
specified
spread
(0.55%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 GBP 86,342 2,353
Real Estate Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.59%)
Monthly GSIN 09/16/2026 USD (82,162) 1,200
Technology Select
Sector Total Return
Index
Decreases in
total return of
reference
entity
and pays the
OBFR plus
or minus a
specified
spread
(0.74%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 USD 192,911 10,220
Tel Aviv Stock
Exchange 35 Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SHIRON
plus or minus
a specified
spread
(-0.35%)
Monthly GSIN 09/16/2026 ILS (641,993) 6,946

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Utilities Select Sector
Total Return Index
Decreases in
total return of
reference
entity
and pays the
OBFR plus
or minus a
specified
spread
(0.71%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 USD 61,870 $ 2,180
Total unrealized appreciation 153,097
iBovespa Index
August Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 08/12/2026 BRL 1,538,381 (6)
Consumer
Discretionary Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.54%)
Monthly GSIN 09/16/2026 USD (268,173) (3,470)
Energy Select Sector
Total Return Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread
(0.70%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 USD 49,336 (3,406)
Financial Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.64%)
Monthly GSIN 09/16/2026 USD (64,366) (1,524)
JPAQBDC2 Index Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread
(-0.85%)
Monthly JPMC 04/01/2027 USD (372,202) (11,114)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
JPAQBDCX Index Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread
(-0.55%)
Monthly JPMC 03/31/2027 USD (308,149) $ (9,554)
Materials Select
Sector Total Return
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the OBFR
plus or minus
a specified
spread (0.50%)
Monthly GSIN 09/16/2026 USD (7,349) (134)
MSCI Australia Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the BBR
Monthly JPMC 09/16/2026 AUD (262,146) (2,758)
MSCI EMU
Consumer Staples
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.16%)
Monthly GSIN 09/16/2026 EUR (12,697) (300)
MSCI EMU Energy
Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(-0.19%)
Increases in
total return of
reference entity
Monthly GSIN 09/16/2026 EUR 16,702 (1,838)
MSCI EMU Health
Care Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.22%)
Monthly GSIN 09/16/2026 EUR (42,248) (2,052)
MSCI EMU Materials
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.20%)
Monthly GSIN 09/16/2026 EUR (30,380) (156)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI EMU Real
Estate Net EUR
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.23%)
Monthly GSIN 09/16/2026 EUR (2,088) $ (74)
MSCI Europe Mid
Cap Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.07%)
Monthly GSIN 09/16/2026 EUR (54,260) (1,512)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread
(0.60%)
Increases in
total return of
reference entity
Monthly JPMC 09/16/2026 HKD 1,084,974 (1,642)
MSCI Switzerland
Net Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SARON
plus or minus
a specified
spread (0.06%)
Monthly GSIN 09/16/2026 CHF (98,995) (6,782)
Total unrealized depreciation (46,322)
Net unrealized appreciation $ 106,775
Futures contracts outstanding as of June 30, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 6 7/2026 EUR $ 576,556 $ 450
CBOE Volatility Index 1 7/2026 USD 17,951 (180)
Hang Seng Mini Index 28 7/2026 HKD 815,668 (18,163)
Hang Seng Mini Index 157 7/2026 HKD 1,507,973 (40,677)
IFSC NIFTY 50 Index 5 7/2026 USD 240,045 (622)
KOSPI 200 Index 18 7/2026 KRW 800,502 55,706
OMXS30 Index 52 7/2026 SEK 1,725,227 30,348
SGX FTSE China A50 Index 72 7/2026 USD 1,117,008 11,452
SGX FTSE Taiwan Index 6 7/2026 USD 970,320 19,042
Australia 10 Year Bond 10 9/2026 AUD 758,589 (1,432)
Australia 3 Year Bond 5 9/2026 AUD 361,781 (209)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Euro STOXX 50 Index 4 9/2026 EUR $ 290,495 $ 2,605
Euro-Bobl 34 9/2026 EUR 4,480,386 21,535
Euro-Buxl 5 9/2026 EUR 632,886 (4,305)
FTSE 100 Index 7 9/2026 GBP 978,794 5,028
FTSE/MIB Index 16 9/2026 EUR 948,449 (10,375)
Long Gilt 20 9/2026 GBP 2,366,917 20,030
MSCI EAFE Index 4 9/2026 USD 629,060 (3,297)
MSCI Emerging Markets Index 5 9/2026 USD 439,325 (6,318)
NASDAQ 100 Micro E-Mini Index 23 9/2026 USD 1,404,081 23,746
Nikkei 225 Index 17 9/2026 JPY 733,866 39,588
S&P 500 Micro E-Mini Index 1,794 9/2026 USD 67,707,802 526,937
S&P Midcap 400 E-Mini Index 8 9/2026 USD 3,108,000 47,639
TOPIX Mini Index 123 9/2026 JPY 3,028,193 95,281
3 Month CORRA 6 3/2027 CAD 1,031,412 (190)
3 Month SARON 1 3/2027 CHF 309,360 (47)
3 Month CORRA 2 6/2027 CAD 343,275 (51)
90-Day Australian Bank Bill 28 6/2027 AUD 19,174,928 5,215
3 Month SARON 1 9/2027 CHF 309,050 (63)
90-Day Australian Bank Bill 99 9/2027 AUD 67,808,645 11,681
3 Month Euro Euribor 10 12/2027 EUR 2,783,659 7,266
3 Month Euro Euribor 10 3/2028 EUR 2,784,231 5,304
3 Month SONIA 3 3/2028 GBP 955,342 925
3 Month Euro Euribor 11 6/2028 EUR 3,062,497 5,792
3 Month SONIA 3 6/2028 GBP 955,591 868
3 Month Euro Euribor 13 9/2028 EUR 3,618,943 4,420
3 Month SONIA 4 9/2028 GBP 1,274,122 2,673
3 Month SOFR 1 12/2028 USD 240,500 48
3 Month SONIA 5 12/2028 GBP 1,592,486 2,838
Total of long contracts 860,488
Short Contracts
EURO STOXX 50 Volatility Index (3) 7/2026 EUR (6,033) 623
IBEX 35 Index (30) 7/2026 EUR (664,877) (10,679)
MSCI Singapore Index (8) 7/2026 SGD (295,853) 1,846
CBOE Volatility Index (2) 8/2026 USD (37,898) 1,276
EURO STOXX 50 Volatility Index (1) 8/2026 EUR (2,165) 228
Canada 10 Year Bond (7) 9/2026 CAD (597,560) (2,517)
CBOE Volatility Index (2) 9/2026 USD (39,412) 1,440
DAX Index (9) 9/2026 EUR (1,292,418) (1,998)
DJIA CBOT Micro E-mini Index (55) 9/2026 USD (1,448,425) (25,696)
Euro-BTP (7) 9/2026 EUR (954,585) (7,754)
Euro-Bund (6) 9/2026 EUR (871,895) (5,943)
Euro-OAT (7) 9/2026 EUR (958,344) (6,962)
Euro-Schatz (38) 9/2026 EUR (4,600,439) (6,194)
FTSE/JSE Top 40 Index (22) 9/2026 ZAR (1,378,197) 65,414
Japan 10 Year Bond Mini (54) 9/2026 JPY (4,236,772) 4,819
Russell 2000 Micro E-Mini Index (6) 9/2026 USD (91,368) (1,542)
S&P/TSX 60 Index (2) 9/2026 CAD (579,785) (34)
SET50 Index (47) 9/2026 THB (296,115) (9,156)
SPI 200 Index (30) 9/2026 AUD (4,557,048) 64,045
U.S. Treasury 10 Year Note (29) 9/2026 USD (3,183,656) 4,211
U.S. Treasury 2 Year Note (45) 9/2026 USD (9,274,219) (6,703)
U.S. Treasury 5 Year Note (26) 9/2026 USD (2,781,391) 1,127
U.S. Treasury Long Bond (9) 9/2026 USD (1,017,844) (15,340)
U.S. Treasury Ultra Bond (6) 9/2026 USD (693,750) (1,407)
CBOE Volatility Index (2) 10/2026 USD (40,871) 1,080
CBOE Volatility Index (1) 11/2026 USD (20,677) 311
3 Month Euro Euribor (29) 12/2026 EUR (8,070,955) (17,326)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
90-Day Australian Bank Bill (12) 12/2026 AUD $ (8,216,023) $ 102
90-Day New Zealand Bill (3) 12/2026 NZD (1,690,677) (1,223)
3 Month Euro Euribor (29) 3/2027 EUR (8,067,642) (15,741)
3 Month SOFR (24) 3/2027 USD (5,757,300) 10,433
3 Month SONIA (10) 3/2027 GBP (3,183,977) (8,303)
90-Day Australian Bank Bill (77) 3/2027 AUD (52,723,337) (10,122)
90-Day New Zealand Bill (3) 3/2027 NZD (1,689,808) (1,566)
3 Month Euro Euribor (28) 6/2027 EUR (7,789,447) (15,674)
3 Month SOFR (25) 6/2027 USD (5,994,375) 11,506
3 Month SONIA (10) 6/2027 GBP (3,181,988) (121)
90-Day New Zealand Bill (3) 6/2027 NZD (1,689,313) (1,119)
3 Month CORRA (21) 9/2027 CAD (3,599,947) (5,667)
3 Month Euro Euribor (20) 9/2027 EUR (5,565,319) (9,981)
3 Month SOFR (20) 9/2027 USD (4,797,250) 4,146
3 Month SONIA (8) 9/2027 GBP (2,545,458) (8,779)
3 Month CORRA (12) 12/2027 CAD (2,055,632) (2,169)
3 Month SOFR (15) 12/2027 USD (3,600,375) 9,732
3 Month SONIA (8) 12/2027 GBP (2,546,519) (6,663)
3 Month SOFR (10) 3/2028 USD (2,402,250) 5,401
3 Month SOFR (12) 6/2028 USD (2,884,500) 5,735
3 Month SOFR (11) 9/2028 USD (2,645,087) (560)
Total of short contracts (13,464)
Net unrealized appreciation $ 847,024
Forward foreign currency exchange contracts outstanding as of June 30, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 232,500 USD 160,461 CITI 9/16/2026 $ 287
AUD 232,500 USD 160,461 JPMC 9/16/2026 287
BRL 1,713,000 USD 324,832 CITI
**
9/16/2026 897
BRL 1,713,000 USD 324,832 JPMC
**
9/16/2026 898
CAD 228,000 USD 161,309 CITI 9/16/2026 10
CAD 228,000 USD 161,308 JPMC 9/16/2026 10
CHF 933,000 USD 1,163,610 CITI 9/16/2026 1,025
CHF 933,000 USD 1,163,608 JPMC 9/16/2026 1,028
CNY 753,412 USD 111,425 CITI
**
9/16/2026 130
CNY 753,417 USD 111,427 JPMC
**
9/16/2026 130
COP 4,083,335,000 USD 1,078,710 CITI
**
9/16/2026 94,200
COP 4,083,335,000 USD 1,078,708 JPMC
**
9/16/2026 94,202
CZK 2,000,000 USD 93,956 CITI 9/16/2026 263
CZK 2,000,000 USD 93,955 JPMC 9/16/2026 263
EUR 718,000 USD 822,920 CITI 9/16/2026 131
EUR 718,000 USD 822,919 JPMC 9/16/2026 133
GBP 556,687 USD 734,731 CITI 9/16/2026 3,684
GBP 556,687 USD 734,730 JPMC 9/16/2026 3,685
HUF 64,453,125 USD 205,984 CITI 9/16/2026 427
HUF 64,453,129 USD 205,965 JPMC 9/16/2026 445
IDR 1,500,000,000 USD 82,759 CITI
**
9/16/2026 488
IDR 1,500,000,000 USD 82,759 JPMC
**
9/16/2026 488
INR 202,586,541 USD 2,090,874 CITI
**
9/16/2026 36,444
INR 202,586,524 USD 2,090,870 JPMC
**
9/16/2026 36,448
KRW 500,000,000 USD 323,366 CITI
**
9/16/2026 232

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
KRW 500,000,000 USD 323,365 JPMC
**
9/16/2026 $ 233
NZD 176,000 USD 100,003 CITI 9/16/2026 218
NZD 176,000 USD 100,002 JPMC 9/16/2026 218
PEN 878,500 USD 255,428 CITI
**
9/16/2026 783
PEN 878,500 USD 255,427 JPMC
**
9/16/2026 784
PHP 45,000,000 USD 726,782 CITI
**
9/16/2026 3,007
PHP 45,000,000 USD 726,781 JPMC
**
9/16/2026 3,008
PLN 184,500 USD 48,889 CITI 9/16/2026 154
PLN 184,500 USD 48,889 JPMC 9/16/2026 154
SEK 1,500,000 USD 154,894 CITI 9/16/2026 474
SEK 1,500,000 USD 154,894 JPMC 9/16/2026 474
SGD 502,000 USD 389,389 CITI 9/16/2026 760
SGD 502,000 USD 389,388 JPMC 9/16/2026 761
THB 1,500,001 USD 45,322 CITI 9/16/2026 123
THB 1,499,999 USD 45,321 JPMC 9/16/2026 123
TWD 4,005,000 USD 125,275 CITI
**
9/16/2026 115
TWD 4,005,000 USD 125,275 JPMC
**
9/16/2026 115
USD 4,654,492 AUD 6,592,504 CITI 9/16/2026 96,506
USD 4,654,497 AUD 6,592,497 JPMC 9/16/2026 96,515
USD 347,658 BRL 1,798,797 CITI
**
9/16/2026 5,614
USD 347,659 BRL 1,798,800 JPMC
**
9/16/2026 5,614
USD 2,188,488 CAD 3,040,500 CITI 9/16/2026 37,214
USD 2,188,492 CAD 3,040,500 JPMC 9/16/2026 37,219
USD 3,410,940 CHF 2,654,893 CITI 9/16/2026 96,918
USD 3,411,027 CHF 2,654,888 JPMC 9/16/2026 97,011
USD 670,121 CLP 602,632,845 CITI
**
9/16/2026 15,800
USD 670,122 CLP 602,632,845 JPMC
**
9/16/2026 15,801
USD 1,595,999 CNY 10,753,711 CITI
**
9/16/2026 3,730
USD 1,596,003 CNY 10,753,707 JPMC
**
9/16/2026 3,734
USD 1,787,193 CZK 37,250,000 CITI 9/16/2026 32,369
USD 1,787,197 CZK 37,250,000 JPMC 9/16/2026 32,374
USD 548 DKK 3,500 CITI 9/16/2026 11
USD 548 DKK 3,500 JPMC 9/16/2026 11
USD 4,167,259 EUR 3,564,660 CITI 9/16/2026 81,048
USD 4,127,062 EUR 3,530,498 JPMC 9/16/2026 80,011
USD 5,775,877 GBP 4,303,042 CITI 9/16/2026 68,124
USD 5,778,871 GBP 4,305,273 JPMC 9/16/2026 68,159
USD 35,310 HKD 275,500 CITI 9/16/2026 86
USD 35,310 HKD 275,500 JPMC 9/16/2026 86
USD 1,189,848 HUF 365,630,098 CITI 9/16/2026 18,921
USD 1,189,850 HUF 365,630,096 JPMC 9/16/2026 18,923
USD 393,640 IDR 7,026,785,713 CITI
**
9/16/2026 3,668
USD 393,641 IDR 7,026,785,713 JPMC
**
9/16/2026 3,668
USD 2,771,310 ILS 8,045,790 CITI 9/16/2026 62,288
USD 2,771,989 ILS 8,045,790 JPMC 9/16/2026 62,966
USD 105,147 INR 10,000,000 CITI
**
9/16/2026 139
USD 105,147 INR 10,000,000 JPMC
**
9/16/2026 139
USD 5,138,777 JPY 808,771,390 CITI 9/16/2026 133,387
USD 5,138,788 JPY 808,771,390 JPMC 9/16/2026 133,397
USD 230,989 KRW 350,387,630 CITI
**
9/16/2026 4,220
USD 230,989 KRW 350,387,629 JPMC
**
9/16/2026 4,220
USD 2,832,170 NOK 27,000,008 CITI 9/16/2026 107,442
USD 2,832,176 NOK 27,000,009 JPMC 9/16/2026 107,448
USD 2,378,598 NZD 4,076,001 CITI 9/16/2026 57,589
USD 2,378,602 NZD 4,075,999 JPMC 9/16/2026 57,594
USD 2,836,181 PLN 10,425,828 CITI 9/16/2026 64,819
USD 2,835,596 PLN 10,424,574 JPMC 9/16/2026 64,567
USD 4,383,690 SEK 41,000,000 CITI 9/16/2026 136,973

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 4,384,627 SEK 41,000,000 JPMC 9/16/2026 $ 137,909
USD 5,245,724 SGD 6,649,649 CITI 9/16/2026 77,694
USD 5,245,848 SGD 6,649,649 JPMC 9/16/2026 77,818
USD 805,497 THB 26,174,999 CITI 9/16/2026 12,498
USD 805,458 THB 26,175,002 JPMC 9/16/2026 12,459
USD 15,675 TWD 500,000 CITI
**
9/16/2026 21
USD 15,675 TWD 500,000 JPMC
**
9/16/2026 21
USD 61,361 ZAR 1,000,000 CITI 9/16/2026 695
USD 61,361 ZAR 1,000,000 JPMC 9/16/2026 695
ZAR 9,172,350 USD 551,883 CITI 9/16/2026 4,564
ZAR 9,164,251 USD 551,402 JPMC 9/16/2026 4,554
USD 3,260,669 MXN 57,013,635 CITI 9/17/2026 21,473
USD 3,260,675 MXN 57,013,635 JPMC 9/17/2026 21,480
Total unrealized appreciation 2,575,943
AUD 2,160,628 USD 1,541,337 CITI 9/16/2026 (47,501)
AUD 2,160,622 USD 1,541,330 JPMC 9/16/2026 (47,499)
BRL 7,694,141 USD 1,491,127 CITI
**
9/16/2026 (28,071)
BRL 7,694,144 USD 1,491,124 JPMC
**
9/16/2026 (28,069)
CAD 5,422,500 USD 3,961,828 CITI 9/16/2026 (125,197)
CAD 5,422,500 USD 3,961,820 JPMC 9/16/2026 (125,190)
CHF 972,508 USD 1,246,260 CITI 9/16/2026 (32,307)
CHF 972,503 USD 1,246,251 JPMC 9/16/2026 (32,304)
CLP 133,749,999 USD 149,294 CITI
**
9/16/2026 (4,072)
CLP 133,749,999 USD 149,293 JPMC
**
9/16/2026 (4,072)
CNY 9,797,863 USD 1,456,025 CITI
**
9/16/2026 (5,280)
CNY 9,797,856 USD 1,455,985 JPMC
**
9/16/2026 (5,244)
CZK 14,500,000 USD 694,204 CITI 9/16/2026 (11,118)
CZK 14,500,000 USD 694,202 JPMC 9/16/2026 (11,116)
EUR 6,251,340 USD 7,292,255 CITI 9/16/2026 (126,273)
EUR 6,217,178 USD 7,252,021 JPMC 9/16/2026 (125,197)
GBP 732,003 USD 979,539 CITI 9/16/2026 (8,577)
GBP 734,234 USD 982,512 JPMC 9/16/2026 (8,590)
HUF 112,421,876 USD 362,824 CITI 9/16/2026 (2,794)
HUF 112,421,871 USD 362,823 JPMC 9/16/2026 (2,793)
IDR 6,000,000,000 USD 333,955 CITI
**
9/16/2026 (966)
IDR 6,000,000,000 USD 333,954 JPMC
**
9/16/2026 (966)
ILS 50,500 USD 17,216 CITI 9/16/2026 (213)
ILS 50,500 USD 17,216 JPMC 9/16/2026 (213)
INR 40,000,000 USD 421,017 CITI
**
9/16/2026 (986)
INR 40,000,000 USD 421,016 JPMC
**
9/16/2026 (985)
JPY 1,477,927,926 USD 9,316,186 CITI 9/16/2026 (169,465)
JPY 1,477,927,926 USD 9,316,167 JPMC 9/16/2026 (169,445)
KRW 7,800,387,630 USD 5,183,264 CITI
**
9/16/2026 (134,894)
KRW 7,800,387,629 USD 5,183,254 JPMC
**
9/16/2026 (134,885)
NOK 15,000,008 USD 1,611,717 CITI 9/16/2026 (97,980)
NOK 15,000,009 USD 1,611,880 JPMC 9/16/2026 (98,143)
NZD 803,001 USD 474,363 CITI 9/16/2026 (17,108)
NZD 802,999 USD 474,361 JPMC 9/16/2026 (17,107)
PHP 20,000,000 USD 327,823 CITI
**
9/16/2026 (3,474)
PHP 20,000,000 USD 327,822 JPMC
**
9/16/2026 (3,472)
PLN 2,585,017 USD 706,193 CITI 9/16/2026 (19,053)
PLN 2,583,763 USD 705,849 JPMC 9/16/2026 (19,042)
SEK 3,500,000 USD 375,099 CITI 9/16/2026 (12,573)
SEK 3,500,000 USD 375,098 JPMC 9/16/2026 (12,573)
SGD 370,000 USD 290,225 CITI 9/16/2026 (2,666)
SGD 370,000 USD 290,225 JPMC 9/16/2026 (2,665)
THB 5,250,000 USD 161,950 CITI 9/16/2026 (2,895)
THB 5,250,002 USD 161,949 JPMC 9/16/2026 (2,895)

Schedule of Investments
June 30, 2026 (Unaudited)
AQR MS FUSION HV FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
TWD 146,495,000 USD 4,628,552 CITI
**
9/16/2026 $ (42,042)
TWD 146,495,000 USD 4,628,557 JPMC
**
9/16/2026 (42,047)
USD 199,178 AUD 290,000 CITI 9/16/2026 (1,325)
USD 199,178 AUD 290,000 JPMC 9/16/2026 (1,325)
USD 16,377 BRL 86,500 CITI
**
9/16/2026 (71)
USD 16,377 BRL 86,500 JPMC
**
9/16/2026 (71)
USD 813,816 CAD 1,152,000 CITI 9/16/2026 (1,269)
USD 813,818 CAD 1,152,000 JPMC 9/16/2026 (1,268)
USD 256,935 CHF 206,500 CITI 9/16/2026 (833)
USD 256,935 CHF 206,500 JPMC 9/16/2026 (833)
USD 721,133 CNY 4,875,825 CITI
**
9/16/2026 (816)
USD 721,121 CNY 4,875,826 JPMC
**
9/16/2026 (827)
USD 304,960 COP 1,100,000,000 CITI
**
9/16/2026 (11,008)
USD 304,960 COP 1,100,000,000 JPMC
**
9/16/2026 (11,007)
USD 234,817 CZK 5,000,000 CITI 9/16/2026 (729)
USD 234,818 CZK 5,000,000 JPMC 9/16/2026 (729)
USD 139,215 DKK 909,500 CITI 9/16/2026 (392)
USD 139,215 DKK 909,500 JPMC 9/16/2026 (392)
USD 628,506 EUR 551,000 CITI 9/16/2026 (3,112)
USD 628,507 EUR 551,000 JPMC 9/16/2026 (3,110)
USD 1,678,317 GBP 1,270,000 CITI 9/16/2026 (6,269)
USD 1,678,320 GBP 1,270,000 JPMC 9/16/2026 (6,266)
USD 129,469 HUF 40,630,099 CITI 9/16/2026 (649)
USD 129,410 HUF 40,630,098 JPMC 9/16/2026 (707)
USD 314,194 ILS 937,000 CITI 9/16/2026 (1,295)
USD 314,194 ILS 937,000 JPMC 9/16/2026 (1,294)
USD 1,952,149 INR 190,000,009 CITI
**
9/16/2026 (43,001)
USD 1,952,153 INR 189,999,992 JPMC
**
9/16/2026 (42,997)
USD 552,096 NOK 5,500,000 CITI 9/16/2026 (2,941)
USD 552,097 NOK 5,500,000 JPMC 9/16/2026 (2,940)
USD 218,120 NZD 385,500 CITI 9/16/2026 (1,396)
USD 218,120 NZD 385,500 JPMC 9/16/2026 (1,396)
USD 664,599 PHP 41,250,000 CITI
**
9/16/2026 (4,374)
USD 664,600 PHP 41,250,000 JPMC
**
9/16/2026 (4,373)
USD 255,198 PLN 963,000 CITI 9/16/2026 (784)
USD 255,199 PLN 963,000 JPMC 9/16/2026 (783)
USD 103,115 SEK 1,000,000 CITI 9/16/2026 (464)
USD 103,115 SEK 1,000,000 JPMC 9/16/2026 (464)
USD 210,404 THB 7,000,001 CITI 9/16/2026 (1,668)
USD 210,405 THB 6,999,999 JPMC 9/16/2026 (1,668)
USD 15,640 TWD 500,000 CITI
**
9/16/2026 (14)
USD 15,640 TWD 500,000 JPMC
**
9/16/2026 (14)
USD 1,315,325 ZAR 21,947,350 CITI 9/16/2026 (16,127)
USD 1,314,806 ZAR 21,939,251 JPMC 9/16/2026 (16,155)
ZAR 13,000,000 USD 793,826 CITI 9/16/2026 (5,171)
ZAR 13,000,000 USD 793,824 JPMC 9/16/2026 (5,169)
MXN 8,525,184 USD 487,923 CITI 9/17/2026 (3,570)
MXN 8,525,184 USD 487,922 JPMC 9/17/2026 (3,569)
USD 127,555 MXN 2,246,150 CITI 9/17/2026 (59)
USD 127,555 MXN 2,246,150 JPMC 9/17/2026 (58)
Total unrealized depreciation (2,004,769)
Net unrealized appreciation $ 571,174
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MS FUSION HV FUND
Schedule of Investments
June 30, 2026 (Unaudited)
Collateral pledged to (received from) each counterparty at June 30, 2026 was as follows:
COUNTERPARTY
REPURCHASE
AGREEMENT/ REVERSE
REPURCHASE
AGREEMENT OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BNPP
U.S. Treasury Inflation Linked Notes $ 1,318,357 $ – $ – $ 1,318,357
CITG
Cash – – 794,904 794,904
CITI
Investment Companies – 184,025 – 184,025
GSCO
Cash – – 5,648,296 5,648,296
GSIN
Cash – 32,369 – 32,369
Investment Companies – 675,479 – 675,479
JPMC
Cash – (200,586) – (200,586)
Investment Companies – 5,025 – 5,025
JPMS
Cash – – 1,529,005 1,529,005
MSCL
Cash – – 709,530 709,530

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | June 2026

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 106.7%
COMMON STOCKS - 52.2%
Australia - 1 .2%
AGL Energy Ltd. (2) 38,676 223,789
BHP Group Ltd. (2)(a) 64,839 2,702,033
Computershare Ltd. (2) 7,186 190,307
Evolution Mining Ltd. (2) 477,300 3,946,674
Harvey Norman Holdings Ltd. (2) 29,993 100,160
IGO Ltd. (2)* 524,358 2,698,664
JB Hi-Fi Ltd. (2) 33,452 1,860,047
Liontown Ltd. (2)* 701,828 827,313
Northern Star Resources Ltd. (2) 111,583 1,477,323
Orica Ltd. (2) 2,024 33,193
PLS Group Ltd. (2)* 1 4
Pro Medicus Ltd. (2) 31,842 4,501,614
Qantas Airways Ltd. (2) 96,463 708,741
QBE Insurance Group Ltd. (2) 183,330 3,189,051
Santos Ltd. (2) 439,141 2,178,528
South32 Ltd. (2) 1,370,542 3,721,576
Technology One Ltd. (2) 50,187 1,029,587
Westpac Banking Corp. (2) 20,294 494,477
Whitehaven Coal Ltd. (2) 245,032 1,299,088
Worley Ltd. (2) 1 8
Yancoal Australia Ltd. (2) 352,216 1,338,166
32,520,343
Belgium - 0 .0% †
Ageas SA/NV (2) 5,523 441,899
Brazil - 0 .0% †
MercadoLibre, Inc. *(a)(b) 120 203,686
Wheaton Precious Metals Corp. 1,181 132,852
336,538
Burkina Faso - 0 .0% †
IAMGOLD Corp. * 20,098 318,989
Canada - 1 .3%
Agnico Eagle Mines Ltd. (a) 6,302 979,171
Alamos Gold, Inc., Class A 40,505 1,228,073
ARC Resources Ltd. 58,852 1,236,587
AtkinsRealis Group, Inc. 7,285 452,433
Bank of Nova Scotia (The) 51,357 4,463,794
Barrick Mining Corp. (a) 87,089 3,202,321
Canadian Natural Resources Ltd.
(a) 13,581 537,399
Celestica, Inc. *(a)(b) 19,139 6,980,049
Cenovus Energy, Inc. 43,466 1,078,490
Empire Co. Ltd., Class A 8,254 289,072
Fairfax Financial Holdings Ltd. 828 1,361,896
iA Financial Corp., Inc. 5,845 807,070
Imperial Oil Ltd. 2,771 311,165
Kinross Gold Corp. (a) 75,769 1,793,988
Lundin Gold, Inc. 43,061 2,323,002
LunR Royalties Corp. * 6,766 90,166
Magna International, Inc. 16,768 1,102,615
Manulife Financial Corp. 17,631 715,061
Pan American Silver Corp. 19,323 866,248
Shopify, Inc., Class A *(a)(b) 3,827 437,842
Suncor Energy, Inc. 76,852 4,134,537
TFI International, Inc. 1,055 151,862
INVESTMENTS SHARES VALUE ($)
Canada - 1.3% (continued)
Tourmaline Oil Corp. 18,321 766,039
35,308,880
China - 0 .1%
Prosus NV (2)(a)(b) 14,030 609,654
Yangzijiang Shipbuilding Holdings
Ltd. (2) 509,600 1,351,870
1,961,524
Denmark - 0 .3%
Danske Bank A/S (2) 42,260 2,265,246
ISS A/S (2) 8,435 345,304
Novo Nordisk A/S, Class B (2) 43,310 2,080,049
Orsted A/S (2)*(c) 73,003 1,641,081
Pandora A/S (2) 10,957 1,258,812
Vestas Wind Systems A/S (2) 6,865 194,371
Zealand Pharma A/S (2)* 9,480 420,822
8,205,685
Finland - 0 .2%
Nordea Bank Abp (2) 144,377 2,739,830
Wartsila OYJ Abp (2) 53,113 2,028,501
4,768,331
France - 1 .3%
Air France-KLM (2)* 52,611 818,979
BNP Paribas SA (2) 50,270 5,871,192
Carrefour SA (2) 49,395 917,017
Cie de Saint-Gobain SA (2)(a)(b) 11,169 1,012,832
Credit Agricole SA (2) 141,279 2,841,556
Dassault Aviation SA (2) 775 254,575
Hermes International SCA (2)(a) 358 654,673
LVMH Moet Hennessy Louis Vuitton
SE (2)(a) 2,725 1,507,089
Rexel SA (2) 6,810 298,350
Safran SA (2)(a) 7,355 2,898,466
SEB SA (2) 2,017 106,302
Societe Generale SA (2) 120,746 10,687,250
Teleperformance SE (2) 4,647 244,341
Thales SA (2) 7,153 1,838,332
TotalEnergies SE (2) 51,784 4,004,224
Valeo SE (2) 72,405 1,063,976
35,019,154
Germany - 1 .3%
adidas AG (2)(a) 23,439 4,810,377
Allianz SE (Registered) (2) 7,148 3,383,492
Aurubis AG (2) 1,903 394,440
Bechtle AG (2) 11,998 426,128
Commerzbank AG (2) 31,291 1,332,830
Daimler Truck Holding AG (2) 1,839 88,693
Deutsche Bank AG (Registered) (2) 138,270 4,682,790
Fresenius Medical Care AG (2) 3,104 140,520
Heidelberg Materials AG (2)(a) 1,778 339,189
LANXESS AG (2) 7,831 135,817
Mercedes-Benz Group AG (2)(a) 3,677 184,948
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2) 606 338,427
Nordex SE (2)* 14,413 760,437

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - 1.3% (continued)
Rheinmetall AG (2) 3,195 3,635,214
RWE AG (2) 16,463 1,064,663
SAP SE (2) 12,573 1,938,106
Siemens Energy AG (2)(a) 69,669 13,281,804
Wacker Chemie AG (2)* 1,927 200,215
37,138,090
Hong Kong - 0 .0% †
Hong Kong Exchanges & Clearing
Ltd. (2) 2,400 111,665
Prudential plc (2) 1 13
Techtronic Industries Co. Ltd. (2) 22,500 374,435
WH Group Ltd. (2)(c) 101,000 107,092
593,205
Italy - 0 .7%
Banca Monte dei Paschi di Siena
SpA (2) 35,859 445,635
Enel SpA (2)(a) 148,544 1,703,857
Eni SpA (2) 100,267 2,352,431
Fincantieri SpA (2)* 26,902 306,246
Intesa Sanpaolo SpA (2) 306,727 2,108,223
Leonardo SpA (2) 29,124 1,563,678
Poste Italiane SpA (2) 37,296 1,220,827
UniCredit SpA (2) 79,226 7,100,137
Unipol Assicurazioni SpA (2) 107,599 3,007,444
19,808,478
Ivory Coast - 0 .0% †
Endeavour Mining plc (2)(a) 18,714 916,631
Japan - 3 .9%
Advantest Corp. (2) 16,300 3,353,374
Astellas Pharma, Inc. (2) 317,300 4,244,416
Canon, Inc. (2) 32,600 834,898
Chubu Electric Power Co., Inc. (2) 36,200 683,976
Concordia Financial Group Ltd. (2) 86,300 929,406
Disco Corp. (2) 4,500 2,341,052
ENEOS Holdings, Inc. (2) 287,300 2,126,701
Fukuoka Financial Group, Inc. (2) 24,700 1,047,831
Furukawa Electric Co. Ltd. (2) 10,000 300,772
Hitachi Ltd. (2)(a) 22,100 611,642
Honda Motor Co. Ltd. (2)(a) 15,900 143,223
Hoya Corp. (2) 5,100 822,637
Idemitsu Kosan Co. Ltd. (2) 261,100 1,928,829
Inpex Corp. (2) 23,300 470,153
Isetan Mitsukoshi Holdings Ltd. (2) 42,600 1,088,103
Japan Post Bank Co. Ltd. (2) 285,100 5,426,123
Japan Post Holdings Co. Ltd. (2) 165,100 2,219,136
Kioxia Holdings Corp. (2)* 2,400 1,394,952
Kobe Bussan Co. Ltd. (2) 1,900 30,717
Kokusai Electric Corp. (2) 12,800 879,682
LY Corp. (2) 65,100 173,268
Marubeni Corp. (2) 3,900 113,699
MINEBEA MITSUMI, Inc. (2) 6,000 177,977
Mitsubishi UFJ Financial Group,
Inc. (2) 64,900 1,292,998
Mitsui OSK Lines Ltd. (2) 1,400 44,848
Mizuho Financial Group, Inc. (2) 104,800 5,033,419
MS&AD Insurance Group Holdings,
Inc. (2) 24,700 640,223
INVESTMENTS SHARES VALUE ($)
Japan - 3.9% (continued)
Murata Manufacturing Co. Ltd. (2) 185,300 13,301,724
Nexon Co. Ltd. (2) 57,500 764,180
Nintendo Co. Ltd. (2) 28,900 1,214,956
Nippon Steel Corp. (2) 62,000 205,414
Nippon Yusen KK (2) 161,500 5,223,618
Nomura Holdings, Inc. (2) 262,200 2,302,098
NTT, Inc. (2)(a) 2,876,100 2,558,374
Obic Co. Ltd. (2) 25,200 591,818
Omron Corp. (2) 124,900 4,513,886
Ono Pharmaceutical Co. Ltd. (2) 117,600 1,728,657
Panasonic Holdings Corp. (2) 227,100 6,389,093
Recruit Holdings Co. Ltd. (2)(a) 72,700 5,058,391
Resona Holdings, Inc. (2) 215,700 2,812,305
Rohm Co. Ltd. (2) 87,600 2,962,151
Seven & i Holdings Co. Ltd. (2) 67,000 803,489
Shimamura Co. Ltd. (2) 12,600 259,458
Shimizu Corp. (2) 14,800 234,374
Shin-Etsu Chemical Co. Ltd. (2)(a) 8,600 374,870
Shizuoka Financial Group, Inc. (2) 53,000 995,029
Sojitz Corp. (2) 23,080 740,406
Sony Financial Group, Inc. (2) 578,800 504,329
Sony Group Corp. (2)(a) 46,400 933,757
Square Enix Holdings Co. Ltd. (2) 66,300 984,778
Sumitomo Corp. (2) 30,800 296,040
Sumitomo Mitsui Financial Group,
Inc. (2) 12,300 482,148
Tokio Marine Holdings, Inc. (2) 26,300 1,156,380
Tokyo Electric Power Co. Holdings,
Inc. (2)* 133,300 380,889
Tokyo Electron Ltd. (2) 19,400 9,406,171
TOPPAN Holdings, Inc. (2) 2,556 81,045
Trend Micro, Inc. (2) 7,900 292,686
USS Co. Ltd. (2) 49,700 583,778
Yokogawa Electric Corp. (2) 3,600 126,516
106,616,863
Netherlands - 0 .9%
ABN AMRO Bank NV, CVA (2)(c) 46,295 1,969,012
Argenx SE (2)* 263 243,765
ASM International NV (2) 124 142,598
ASML Holding NV (2) 9,945 19,692,849
BE Semiconductor Industries NV
(2) 3,580 1,182,303
ING Groep NV (2) 5,135 162,026
NN Group NV (2) 15,687 1,375,262
24,767,815
Norway - 0 .3%
Equinor ASA (2) 163,288 5,149,022
Frontline plc 9,420 326,800
Kongsberg Gruppen ASA 24,212 729,650
Vend Marketplaces ASA (2) 33,827 814,209
7,019,681
Russia - 0 .0%
Evraz plc (3)* 27,473 –
Singapore - 0 .0% †
Sea Ltd., ADR *(a)(b) 3,836 367,604

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Spain - 0 .6%
ACS Actividades de Construccion y
Servicios SA (2) 5,948 874,694
Banco Bilbao Vizcaya Argentaria
SA (2) 46,292 1,165,485
Banco Santander SA (2) 403,390 5,598,996
Bankinter SA (2) 7,224 120,972
CaixaBank SA (2) 10,984 155,623
Industria de Diseno Textil SA (2)(a) 67,132 4,231,487
Naturgy Energy Group SA (2)(a) 45,624 1,430,048
Repsol SA (2) 77,629 1,939,530
Unicaja Banco SA (2)(c) 88,669 316,051
15,832,886
Sweden - 0 .4%
Boliden AB (2) 63,968 3,614,418
Evolution AB (2)*(c) 44,370 3,045,769
Svenska Handelsbanken AB, Class
A (2) 23,221 341,704
Swedbank AB, Class A (2) 7,430 277,554
Telefonaktiebolaget LM Ericsson,
Class B (2) 337,304 3,782,762
11,062,207
Switzerland - 0 .4%
ABB Ltd. (Registered) (2)(a) 4,749 516,593
Adecco Group AG (Registered) (2) 12,506 230,768
BKW AG (2) 830 139,561
Helvetia Baloise Holding AG (2) 1,356 349,710
Logitech International SA
(Registered) (2)(a)(b) 11,394 1,068,855
Nestle SA (Registered) (2)(a) 58,774 6,028,164
Sandoz Group AG (2)(a)(b) 1,932 174,564
TE Connectivity plc 1,178 237,497
Zurich Insurance Group AG (2) 3,641 2,693,003
11,438,715
United Kingdom - 1 .3%
Barclays plc (2) 447,384 2,997,920
British American Tobacco plc (2)(a) 9,253 572,603
Centrica plc 158,393 358,957
CK Hutchison Holdings Ltd. (2) 12,500 105,945
GSK plc (2) 26,456 694,547
Harbour Energy plc (2) 182,393 516,737
Hiscox Ltd. (2) 22,516 551,710
HSBC Holdings plc (2)(a)(b) 84,371 1,595,396
International Consolidated Airlines
Group SA (2) 211,180 1,340,601
Kingfisher plc (2) 88,255 331,369
Lloyds Banking Group plc (2) 2,898,792 4,242,463
Marks & Spencer Group plc (2) 138,342 682,903
NatWest Group plc (2) 467,070 4,121,404
Rolls-Royce Holdings plc (2)(a) 413,781 7,932,034
Standard Chartered plc (2)(a)(b) 14,883 402,475
Subsea 7 SA 4,230 144,440
TechnipFMC plc 123,105 8,161,861
Unilever plc (2) 10,139 609,026
Vodafone Group plc (2) 293,499 388,464
35,750,855
INVESTMENTS SHARES VALUE ($)
United States - 38 .0%
3M Co. (a)(b) 9,583 1,551,584
Abbott Laboratories (a) 1,151 104,442
AbbVie, Inc. 954 240,065
Abercrombie & Fitch Co., Class A * 43,480 3,913,635
Acerinox SA (2)(a)(b) 6,478 113,567
Adobe, Inc. * 16,986 3,482,470
Advanced Micro Devices, Inc. * 16,321 9,481,032
Aegon Ltd. (2) 24,940 212,249
Airbnb, Inc., Class A *(a) 68,197 9,758,991
Akamai Technologies, Inc. *(a)(b) 7,203 851,467
Albemarle Corp. 3,213 433,851
Align Technology, Inc. * 4,311 727,093
Allison Transmission Holdings, Inc. 8,929 1,006,655
Allstate Corp. (The) 5,745 1,366,965
Ally Financial, Inc. 32,896 1,511,571
Alnylam Pharmaceuticals, Inc. *(a)
(b) 1,115 335,648
Alphabet, Inc., Class A (a)(b) 36,509 13,047,221
Alphabet, Inc., Class C (a)(b) 55,017 19,439,157
Altria Group, Inc. (a)(b) 24,108 1,734,571
Amazon.com, Inc. *(a)(b) 123,063 29,330,835
American Express Co. 1,121 379,178
American International Group, Inc. 4,921 366,762
Ameriprise Financial, Inc. 6,879 3,155,810
Amphenol Corp., Class A (a) 22,148 3,905,135
Aon plc, Class A (a)(b) 9,259 3,071,118
AP Moller - Maersk A/S, Class B 334 793,433
APA Corp. 25,503 830,633
Apple, Inc. (a) 128,562 37,200,700
Applied Materials, Inc. 2,240 1,619,520
Arista Networks, Inc. * 32,655 5,547,431
Arrow Electronics, Inc. * 1,676 357,675
AT&T, Inc. 58,512 1,211,198
Atlassian Corp., Class A * 63,242 4,919,595
Autodesk, Inc. * 683 132,789
Axis Capital Holdings Ltd. 10,400 1,117,376
Bank of America Corp. 94,082 5,360,792
Bank of New York Mellon Corp.
(The) 19,918 2,880,342
Bath & Body Works, Inc. 40,182 929,410
Berkshire Hathaway, Inc., Class B
*(a)(b) 15,536 7,774,059
Biogen, Inc. * 3,290 710,837
BioMarin Pharmaceutical, Inc. * 16,170 925,247
Blackrock, Inc. (a)(b) 4,781 4,597,218
Boeing Co. (The) *(a)(b) 34,565 7,482,286
Booking Holdings, Inc. (a) 20,724 3,693,846
Booz Allen Hamilton Holding Corp.,
Class A 15,353 931,467
Boston Scientific Corp. * 66,000 2,816,880
BP plc (2) 696,400 4,292,433
Bright Horizons Family Solutions,
Inc. * 27,206 1,928,361
Bristol-Myers Squibb Co. 125,207 7,214,427
Broadcom, Inc. (a) 61,395 23,191,961
Burlington Stores, Inc. * 8,570 2,714,976
Capital One Financial Corp. 40,668 8,158,814
Cardinal Health, Inc. (a) 4,950 1,175,922
CarMax, Inc. *(a)(b) 58,625 3,100,676
Carnival Corp. Ltd. 90,166 2,576,043

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 38.0% (continued)
Carpenter Technology Corp. 9,783 6,034,546
Celsius Holdings, Inc. *(a)(b) 20,182 590,929
Centene Corp. * 70,000 4,493,300
Charles Schwab Corp. (The) (a)(b) 13,895 1,282,092
Charter Communications, Inc.,
Class A *(a)(b) 18,672 2,655,345
Cheniere Energy, Inc. 1,879 449,100
Chevron Corp. 45,280 7,505,613
Chord Energy Corp. (a)(b) 969 110,757
Chubb Ltd. 14,652 4,992,522
Ciena Corp. *(a)(b) 5,333 2,616,156
Cigna Group (The) (a)(b) 5,011 1,381,432
Cincinnati Financial Corp. 2,954 546,904
Cisco Systems, Inc. (a) 11,928 1,401,063
Citigroup, Inc. 55,154 7,719,354
Citizens Financial Group, Inc. 27,644 1,937,015
Cloudflare, Inc., Class A *(a)(b) 15,076 3,697,841
CME Group, Inc. (a)(b) 9,717 2,145,805
Coca-Cola Consolidated, Inc. 5,380 1,027,150
Comfort Systems USA, Inc. 6,783 13,443,567
Commvault Systems, Inc. * 7,288 1,032,928
ConocoPhillips (a)(b) 32,067 3,333,685
Corcept Therapeutics, Inc. * 18,123 1,575,795
CoreWeave, Inc., Class A *(a)(b) 14,965 1,489,616
Corpay, Inc. *(a)(b) 4,389 1,462,722
CoStar Group, Inc. *(a)(b) 30,461 862,656
Costco Wholesale Corp. 4,847 4,534,223
Credo Technology Group Holding
Ltd. *(a)(b) 2,797 760,644
CRH plc (a) 7,709 824,863
Crowdstrike Holdings, Inc., Class
A *(a)(b) 227 173,233
Crown Holdings, Inc. 1,090 121,884
Cummins, Inc. (a) 1,151 820,905
CVS Health Corp. (a)(b) 7,530 778,979
Danaher Corp. 24,348 4,637,807
Datadog, Inc., Class A * 14,226 3,703,881
Deckers Outdoor Corp. * 1,091 108,325
Dell Technologies, Inc., Class C 3,014 1,300,420
Delta Air Lines, Inc. 55,653 5,212,460
Dexcom, Inc. * 4,568 307,655
Docusign, Inc., Class A * 48,801 2,167,740
Dollar General Corp. 19,738 2,272,041
DoubleVerify Holdings, Inc. * 46,070 499,399
Dow, Inc. (a)(b) 62,559 1,711,614
Doximity, Inc., Class A *(a)(b) 5,443 112,888
DraftKings, Inc., Class A *(a)(b) 259,517 6,555,399
Duolingo, Inc., Class A *(a)(b) 20,731 2,384,480
Dynatrace, Inc. * 47,916 2,103,992
East West Bancorp, Inc. 12,959 1,672,877
Edison International 82,345 6,130,585
Elastic NV * 23,628 1,347,269
Elevance Health, Inc. (a) 622 240,546
Eli Lilly & Co. 6,358 7,625,976
EMCOR Group, Inc. 2,286 1,897,106
EOG Resources, Inc. 36,908 4,788,075
EQT Corp. (a)(b) 2,432 129,309
Equifax, Inc. (a)(b) 20,320 3,225,190
Estee Lauder Cos., Inc. (The),
Class A (a)(b) 12,041 950,637
INVESTMENTS SHARES VALUE ($)
United States - 38.0% (continued)
Evercore, Inc., Class A 11,354 3,876,710
Everpure, Inc., Class A *(a)(b) 3,855 303,735
Exelixis, Inc. * 87,144 4,741,505
Expand Energy Corp. (a)(b) 26,896 2,452,646
Expedia Group, Inc. (a)(b) 18,230 4,664,692
Exxon Mobil Corp. (a)(b) 29,351 4,012,869
FactSet Research Systems, Inc. 7,454 1,715,016
FedEx Corp. (a) 29,245 9,157,487
Fidelity National Information
Services, Inc. 24,260 943,229
First Horizon Corp. 40,301 1,033,318
Five Below, Inc. *(a)(b) 9,379 1,686,250
FMC Corp. 118,053 1,357,610
FNB Corp. 5,700 108,756
Fortinet, Inc. * 39,272 6,032,965
Freeport-McMoRan, Inc. (a) 82,063 5,160,942
Gap, Inc. (The) 57,514 1,074,362
Garmin Ltd. (a) 5,639 1,339,488
Gartner, Inc. * 35,027 4,540,200
Gates Industrial Corp. plc * 51,969 1,453,573
GE Aerospace (a) 28,210 10,542,923
GE Vernova, Inc. 8,649 10,161,364
General Motors Co. (a) 122,309 9,427,578
Gilead Sciences, Inc. (a)(b) 3,091 390,517
Gitlab, Inc., Class A *(a)(b) 28,544 871,448
Globe Life, Inc. 5,985 1,069,400
GoDaddy, Inc., Class A * 10,984 932,322
Graphic Packaging Holding Co. (a)
(b) 138,842 1,467,560
H&R Block, Inc. 36,450 1,388,016
Haemonetics Corp. * 71,735 5,380,125
Hamilton Lane, Inc., Class A (a)(b) 2,674 210,791
Hasbro, Inc. 2,365 195,325
HealthEquity, Inc. * 2,017 182,175
Hewlett Packard Enterprise Co. 71,920 3,244,311
HF Sinclair Corp. 23,688 1,649,869
Holcim AG (2)(a) 1,393 125,597
Howmet Aerospace, Inc. (a)(b) 9,208 2,475,663
HubSpot, Inc. *(a)(b) 8,774 1,601,343
Huntington Bancshares, Inc. (a)(b) 61,231 1,085,626
Illumina, Inc. * 14,898 2,619,515
Incyte Corp. *(a)(b) 47,193 5,349,798
Inspire Medical Systems, Inc. *(a)
(b) 8,223 366,828
Insulet Corp. * 11,299 1,720,273
Intel Corp. *(a)(b) 62,574 8,737,208
International Business Machines
Corp. (a)(b) 22,925 6,446,739
Intuit, Inc. 22,524 5,878,764
Invesco Ltd. 61,545 1,624,173
IQVIA Holdings, Inc. * 6,357 1,228,300
Iridium Communications, Inc. 31,605 1,733,534
Jabil, Inc. 2,644 1,019,209
Jazz Pharmaceuticals plc * 4,733 1,140,511
JB Hunt Transport Services, Inc. 11,183 3,236,696
Jefferies Financial Group, Inc. 36,642 1,831,367
Johnson & Johnson (a)(b) 19,245 4,887,653
Johnson Controls International plc
(a) 19,902 2,907,881
JPMorgan Chase & Co. 17,426 5,704,053

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 38.0% (continued)
Keysight Technologies, Inc. * 579 202,691
KKR & Co., Inc. (a)(b) 32,287 2,963,301
KLA Corp. 6,240 1,882,670
Kyndryl Holdings, Inc. * 6,126 69,285
Lam Research Corp. 13,066 5,661,890
Las Vegas Sands Corp. 25,036 1,156,413
LivaNova plc * 6,240 513,115
Lockheed Martin Corp. (a) 3,562 1,814,697
Lumentum Holdings, Inc. *(a)(b) 3,853 3,306,105
LyondellBasell Industries NV, Class
A 30,117 1,585,660
Manhattan Associates, Inc. * 11,453 1,594,830
ManpowerGroup, Inc. 19,944 673,509
Marathon Petroleum Corp. 1,596 408,049
MarketAxess Holdings, Inc. 22,471 2,550,234
Marsh & McLennan Cos., Inc. (a)(b) 2,665 444,176
Mastercard, Inc., Class A 519 266,558
McDonald's Corp. 1,071 289,502
McKesson Corp. (a)(b) 2,672 2,018,963
Medpace Holdings, Inc. *(a)(b) 5,307 2,810,534
Merck & Co., Inc. (a)(b) 62,972 8,091,902
Meta Platforms, Inc., Class A (a) 21,948 12,363,089
MetLife, Inc. 3,967 335,648
Microchip Technology, Inc. (a)(b) 4,806 438,307
Micron Technology, Inc. 26,092 30,117,735
Microsoft Corp. 94,012 35,068,356
Mohawk Industries, Inc. *(a)(b) 18,034 2,188,065
Molina Healthcare, Inc. * 23,141 5,292,347
MongoDB, Inc., Class A *(a)(b) 12,079 4,057,336
Mosaic Co. (The) 2,864 60,687
MSCI, Inc., Class A 243 136,090
Mueller Industries, Inc. 7,824 961,804
Natera, Inc. *(a)(b) 13,502 3,665,118
Netflix, Inc. *(a)(b) 46,043 3,287,470
Neurocrine Biosciences, Inc. * 15,563 2,622,910
New York Times Co. (The), Class A 41,221 2,884,646
Newell Brands, Inc. 225,565 1,384,969
Newmont Corp. (a) 27,749 2,591,757
Nexstar Media Group, Inc., Class A 685 122,334
Northern Trust Corp. 2,322 403,656
Northrop Grumman Corp. (a)(b) 1,025 522,043
Novartis AG (Registered) (2) 53,085 8,296,783
Nutanix, Inc., Class A * 100,600 5,126,576
NVIDIA Corp. (a) 333,960 66,822,056
NVR, Inc. * 62 422,431
Occidental Petroleum Corp. 59,118 2,871,361
Old Republic International Corp. 14,456 591,540
Olin Corp. (a)(b) 5,055 100,190
OneMain Holdings, Inc. 29,788 1,816,174
Oracle Corp. 27,971 4,099,150
Oshkosh Corp. 12,737 1,954,875
Owens Corning 3,385 538,080
PACCAR, Inc. (a)(b) 942 113,153
Palantir Technologies, Inc., Class
A *(a)(b) 20,220 2,359,067
Paylocity Holding Corp. * 3,508 366,691
PayPal Holdings, Inc. 4,919 212,402
PBF Energy, Inc., Class A 634 28,860
PepsiCo, Inc. (a) 10,679 1,445,937
Pfizer, Inc. (a) 25,675 618,254
INVESTMENTS SHARES VALUE ($)
United States - 38.0% (continued)
PG&E Corp. 330,169 5,553,443
Philip Morris International, Inc. (a) 13,982 2,529,484
Phillips 66 1,461 246,982
Pinnacle Financial Partners, Inc.
(a)(b) 12,538 1,264,833
Planet Fitness, Inc., Class A *(a)(b) 16,594 865,709
PNC Financial Services Group, Inc.
(The) 26,392 6,498,238
Popular, Inc. 1,585 260,225
Principal Financial Group, Inc. (a)
(b) 8,752 943,291
Prosperity Bancshares, Inc. 14,687 1,072,592
QUALCOMM, Inc. (a)(b) 19,746 3,648,863
Ralph Lauren Corp., Class A 5,150 2,067,262
Rambus, Inc. *(a)(b) 7,320 971,657
Regeneron Pharmaceuticals, Inc. 6,181 3,854,101
Reinsurance Group of America, Inc. 5,802 1,233,795
Revolution Medicines, Inc. *(a)(b) 26 4,869
Robert Half, Inc. 19,190 589,133
ROBLOX Corp., Class A *(a)(b) 127,707 6,944,707
Roche Holding AG (2) 6,969 2,864,861
Roku, Inc., Class A * 8,062 1,113,685
Ross Stores, Inc. 13,185 2,806,427
Rubrik, Inc., Class A * 62,258 4,998,072
S&P Global, Inc. 11,733 4,778,382
Salesforce, Inc. (a)(b) 2,438 381,937
Sandisk Corp. * 1,741 3,958,564
Sanofi SA (2) 65,786 5,624,942
Sarepta Therapeutics, Inc. *(a)(b) 38,676 695,008
Science Applications International
Corp. 3,420 377,602
Seagate Technology Holdings plc 11,668 11,259,620
Selective Insurance Group, Inc. 11,490 1,114,645
SentinelOne, Inc., Class A * 147,389 2,501,191
ServiceNow, Inc. * 13,302 1,320,623
Shell plc (2) 38,486 1,495,373
Skyworks Solutions, Inc. 6,760 458,328
Snowflake, Inc., Class A *(a)(b) 28,804 7,330,618
SS&C Technologies Holdings, Inc. 1,732 107,471
State Street Corp. 2,835 480,816
Stifel Financial Corp. 18,321 1,278,256
Super Micro Computer, Inc. *(a)(b) 35,501 1,041,244
Swiss Re AG (2) 7,803 1,240,286
Synchrony Financial 12,521 952,222
Synopsys, Inc. *(a)(b) 11,825 5,274,778
Take-Two Interactive Software, Inc.
*(a)(b) 12,770 3,192,245
Tapestry, Inc. (a) 15,223 2,228,343
Target Corp. 2,582 337,235
Tenet Healthcare Corp. * 13,200 2,469,456
Teradata Corp. *(a)(b) 17,493 606,132
Teradyne, Inc. 11,456 5,542,871
Tesla, Inc. *(a)(b) 27,231 11,453,359
Tetra Tech, Inc. (a)(b) 51,012 1,473,737
Texas Capital Bancshares, Inc. 3,285 339,209
Texas Instruments, Inc. 12,646 3,769,393
Texas Pacific Land Corp. (a)(b) 2,476 1,083,597
Texas Roadhouse, Inc., Class A 7,113 1,374,445
TJX Cos., Inc. (The) (a) 13,476 2,041,614
T-Mobile US, Inc. 5,127 859,952

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 38.0% (continued)
Toll Brothers, Inc. 19,481 3,209,495
Toro Co. (The) 2,680 261,086
Travelers Cos., Inc. (The) 9,217 3,042,716
Truist Financial Corp. (a)(b) 5,366 267,334
TTM Technologies, Inc. *(a)(b) 594 111,090
Uber Technologies, Inc. *(a)(b) 10,457 754,577
Ultragenyx Pharmaceutical, Inc.
*(a)(b) 45,257 1,511,131
Union Pacific Corp. (a)(b) 1,581 430,032
United Airlines Holdings, Inc. * 23,064 3,136,473
United Parcel Service, Inc., Class
B (a)(b) 34,680 3,728,100
United Therapeutics Corp. * 1,075 582,467
UnitedHealth Group, Inc. (a) 14,453 6,007,100
Unity Software, Inc. * 76,496 2,186,256
Universal Display Corp. (a)(b) 3,604 312,070
Unum Group 7,822 699,287
US Bancorp 9,228 557,371
US Foods Holding Corp. *(a)(b) 7,982 816,160
Valero Energy Corp. 3,631 945,658
Veeva Systems, Inc., Class A * 10,584 1,878,342
VeriSign, Inc. 40,236 10,121,768
Verizon Communications, Inc. 2,360 99,922
Versant Media Group, Inc. 6,571 236,622
Vertex Pharmaceuticals, Inc. *(a) 1,938 962,663
Vertiv Holdings Co., Class A 18,095 6,058,568
VF Corp. 38,142 636,209
Vicor Corp. * 4,655 1,767,876
Viking Holdings Ltd. * 38,915 4,073,233
Visa, Inc., Class A (a)(b) 19,782 6,787,006
Walmart, Inc. (a) 40,205 4,553,618
Walt Disney Co. (The) (a) 5,034 484,523
Wayfair, Inc., Class A * 4,444 410,714
Weatherford International plc (a)(b) 4,685 381,828
Wells Fargo & Co. (a)(b) 127,278 10,518,254
WESCO International, Inc. 673 232,474
West Pharmaceutical Services, Inc.
(a)(b) 3,040 1,091,360
Western Alliance Bancorp 46,445 3,817,779
Western Digital Corp. 17,906 11,436,920
Westinghouse Air Brake
Technologies Corp. 1,676 451,850
Woodward, Inc. 683 290,576
Zoom Communications, Inc., Class
A * 17,392 1,501,104
Zscaler, Inc. *(a)(b) 3,582 505,599
1,043,310,487
Zambia - 0 .0% †
First Quantum Minerals Ltd. * 24,156 659,830
TOTAL COMMON STOCKS
(Cost $1,024,338,268) 1,434,164,690
PREFERRED STOCKS - 0.0% †
Germany - 0 .0% †
Volkswagen AG (Preference) (2)(a)
(Cost $316,199) 3,612 289,759
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 7 .5%
French Republic
0.10%, 7/25/2031 (2)(d)(e) EUR 25,397,864 27,692,896
0.60%, 7/25/2034 (2)(d)(e) 21,363,441 22,909,711
0.10%, 3/1/2036 (2)(d)(e) 21,710,120 20,853,695
0.10%, 7/25/2036 (2)(d)(e) 30,446,130 29,957,644
United Kingdom Gilt Inflation-Linked
0.13%, 8/10/2031 (2)(d)(e) GBP 11,997,155 15,262,447
1.25%, 11/22/2032 (2)(d)(e) 14,504,676 19,285,903
0.75%, 11/22/2033 (2)(d)(e) 10,464,644 13,259,244
0.75%, 3/22/2034 (2)(d)(e) 13,383,375 16,778,660
1.13%, 9/22/2035 (2)(d)(e) 9,435,513 11,954,405
0.13%, 11/22/2036 (2)(d)(e) 11,474,856 12,857,790
1.13%, 11/22/2037 (2)(d)(e) 13,728,434 16,822,473
Cost: $213,374,907 $–
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $213,374,907) 207,634,868
U.S. TREASURY OBLIGATIONS - 16 .4%
U.S. Treasury Inflation-Linked Notes
1.25%, 4/15/2031 (2)(d) $ 25,541,000 24,744,553
0.13%, 1/15/2032 (2)(d) 51,418,208 46,545,425
0.63%, 7/15/2032 (2)(d) 46,649,526 43,200,248
1.13%, 1/15/2033 (2)(d) 47,178,756 44,620,882
1.38%, 7/15/2033 (2)(d) 43,641,098 41,860,608
1.75%, 1/15/2034 (2)(d) 46,910,354 45,832,725
1.88%, 7/15/2034 (2)(d) 49,138,653 48,430,062
2.13%, 1/15/2035 (2)(d) 51,706,760 51,584,857
1.88%, 7/15/2035 (2)(d) 54,241,899 53,038,526
1.88%, 1/15/2036 (2)(d) 53,191,272 51,656,459
Cost: $459,511,839 $–
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $459,511,839) 451,514,345
NO. OF
RIGHTS
RIGHTS - 0.0% †
Spain - 0 .0% †
ACS Actividades de Construccion y
Servicios SA, expiring 7/13/2026 *
(Cost $12,708) 5,948 12,485
SHARES
SHORT-TERM INVESTMENTS - 30.6%
INVESTMENT COMPANIES - 20 .5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.52% (f)(g) 24,748,219 24,748,219
Limited Purpose Cash Investment
Fund, 3.64% (f)(h) 540,208,096 540,208,096
TOTAL INVESTMENT COMPANIES
(Cost $564,939,441) 564,956,315
—
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 10 .1%
U.S. Treasury Bills
3.53%, 7/2/2026 (2)(i) $ 10,000,000 9,999,000
3.57%, 8/6/2026 (2)(i) 10,000,000 9,963,850
3.68%, 10/8/2026 (2)(i) 49,892,000 49,381,810
3.72%, 11/27/2026 (2)(i) 30,000,000 29,531,892

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 10.1% (continued)
3.73%, 12/3/2026 (2)(i)(j) $ 25,000,000 24,592,461
3.76%, 12/10/2026 (2)(i)(j) 6,458,000 6,347,423
3.75%, 12/17/2026 (2)(i) 60,000,000 58,928,259
3.92%, 12/24/2026 (2)(i)(j) 40,000,000 39,249,718
3.92%, 12/31/2026 (2)(i) 50,684,000 49,698,197
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $277,775,655) 277,692,610
—
TOTAL SHORT-TERM INVESTMENTS
(Cost $842,715,096) 842,648,925
TOTAL LONG POSITIONS
(Cost $2,540,269,017) 2,936,265,072
SHARES
SHORT POSITIONS - (12.2)%
COMMON STOCKS - (12.2)%
Australia - ( 0 .5 ) %
Cochlear Ltd. (2) (6,673) (560,504)
Endeavour Group Ltd. (2) (47,799) (107,517)
IREN Ltd. (18,950) (866,584)
Lynas Rare Earths Ltd. (2) (142,828) (1,792,186)
NEXTDC Ltd. (2) (98,815) (1,001,087)
SGH Ltd. (2) (9,066) (292,839)
Telix Pharmaceuticals Ltd. (2) (323,647) (3,753,132)
Treasury Wine Estates Ltd. (2) (1,249,266) (4,133,036)
WiseTech Global Ltd. (2) (97,475) (2,236,248)
(14,743,133)
Belgium - ( 0 .1 ) %
D'ieteren Group (2) (1,806) (352,550)
Financiere de Tubize SA (2) (4,311) (1,138,913)
(1,491,463)
Canada - ( 0 .2 ) %
CAE, Inc. (8,189) (205,035)
G Mining Ventures Corp. (4,435) (129,868)
Gildan Activewear, Inc. (94,517) (4,872,966)
Restaurant Brands International,
Inc. (3,926) (284,765)
(5,492,634)
Chile - ( 0 .1 ) %
Lundin Mining Corp. (84,251) (2,053,033)
Congo, Democratic Republic of the - ( 0 .0 ) % †
Ivanhoe Mines Ltd., Class A (14,605) (114,410)
Denmark - ( 0 .0 ) % †
Ambu A/S, Class B (2) (7,242) (67,647)
Coloplast A/S, Class B (2) (812) (46,247)
(113,894)
France - ( 0 .1 ) %
Alstom SA (2) (6,082) (106,256)
Edenred SE (2) (4,202) (108,017)
Forvia SE (2) (10,077) (100,891)
Remy Cointreau SA (2) (39,758) (1,955,267)
Sartorius Stedim Biotech (2) (3,730) (773,427)
INVESTMENTS SHARES VALUE ($)
France - (0.1)% (continued)
SPIE SA (2) (7,790) (448,486)
(3,492,344)
Germany - ( 0 .1 ) %
Continental AG (2) (35,643) (2,949,285)
CTS Eventim AG & Co. KGaA (2) (5,056) (295,315)
Nemetschek SE (2) (1,833) (111,595)
Schaeffler AG (2) (28,258) (275,049)
(3,631,244)
Italy - ( 0 .1 ) %
Italgas SpA (7,592) (87,917)
Moncler SpA (2) (6,703) (390,096)
Technoprobe SpA (2) (53,939) (2,164,360)
(2,642,373)
Japan - ( 1 .7 ) %
Asics Corp. (2) (46,300) (1,259,300)
Capcom Co. Ltd. (2) (32,600) (599,689)
Chugai Pharmaceutical Co. Ltd. (2) (1,700) (78,528)
Ebara Corp. (2) (105,000) (4,112,066)
Eisai Co. Ltd. (2) (3,400) (85,708)
Fuji Electric Co. Ltd. (2) (12,900) (1,092,690)
Hirose Electric Co. Ltd. (2) (19,700) (3,537,602)
IHI Corp. (2) (112,700) (1,902,740)
Kawasaki Heavy Industries Ltd. (2) (107,400) (1,943,625)
Keyence Corp. (2) (500) (252,744)
Kubota Corp. (2) (15,300) (256,007)
Lasertec Corp. (2) (12,100) (3,843,426)
M3, Inc. (2) (278,900) (3,108,618)
MonotaRO Co. Ltd. (2) (66,200) (752,936)
Nippon Sanso Holdings Corp. (2) (28,800) (1,068,307)
Nissan Motor Co. Ltd. (2) (198,400) (367,327)
Nitori Holdings Co. Ltd. (2) (7,400) (109,656)
Nomura Research Institute Ltd. (2) (12,300) (345,064)
Oriental Land Co. Ltd. (2) (13,800) (210,146)
Renesas Electronics Corp. (2) (34,300) (1,058,802)
Sanrio Co. Ltd. (538,400) (3,642,425)
Seibu Holdings, Inc. (2) (136,900) (2,681,843)
SoftBank Group Corp. (2) (14,400) (534,143)
Toyota Tsusho Corp. (2) (199,800) (7,436,987)
Yamaha Motor Co. Ltd. (2) (46,000) (349,288)
Yaskawa Electric Corp. (2) (19,200) (846,872)
Yokohama Rubber Co. Ltd. (The)
(2) (44,300) (1,998,205)
(43,474,744)
Luxembourg - ( 0 .0 ) % †
CVC Capital Partners plc (2)(c) (24,499) (356,404)
Eurofins Scientific SE (2) (863) (67,534)
(423,938)
Netherlands - ( 0 .1 ) %
Adyen NV (2)(c) (1,052) (986,900)
Magnum Ice Cream Co. NV (The) (74,743) (1,301,175)
(2,288,075)
Singapore - ( 0 .0 ) % †
Grab Holdings Ltd., Class A (78,689) (296,658)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Spain - ( 0 .1 ) %
Cellnex Telecom SA (2)(c) (3,571) (106,757)
Indra Sistemas SA (2) (30,090) (1,650,425)
(1,757,182)
Sweden - ( 0 .0 ) % †
Beijer Ref AB, Class B (2) (6,339) (92,911)
Electrolux AB, Class B (2) (100,431) (318,077)
Hexagon AB, Class B (2) (103,740) (858,277)
Husqvarna AB, Class B (2) (10,109) (39,275)
(1,308,540)
Switzerland - ( 0 .3 ) %
Barry Callebaut AG (Registered) (2) (137) (189,444)
Belimo Holding AG (Registered) (2) (5,762) (6,478,665)
Chocoladefabriken Lindt &
Spruengli AG (2) (96) (1,115,209)
SIG Group AG (2) (13,776) (230,480)
Straumann Holding AG (Registered)
(2) (3,526) (463,485)
Sulzer AG (Registered) (2) (2,193) (364,097)
Temenos AG (Registered) (2) (974) (79,683)
Ypsomed Holding AG (Registered)
(2) (361) (162,841)
(9,083,904)
Thailand - ( 0 .0 ) % †
Fabrinet (1,005) (564,890)
United Kingdom - ( 0 .1 ) %
B&M European Value Retail plc (2) (299,198) (774,543)
Burberry Group plc (2) (123,023) (1,737,983)
JD Sports Fashion plc (2) (203,456) (228,678)
Wise Group plc, Class A (2) (25,475) (305,381)
(3,046,585)
United States - ( 8 .7 ) %
AAON, Inc. (2,954) (374,744)
Acadia Healthcare Co., Inc. (15,147) (447,291)
AeroVironment, Inc. (12,417) (2,049,674)
Affirm Holdings, Inc., Class A (9,169) (747,732)
Air Products and Chemicals, Inc. (3,344) (980,394)
Amentum Holdings, Inc. (24,746) (511,500)
American Healthcare REIT, Inc.,
REIT (131,452) (6,855,221)
Americold Realty Trust, Inc., REIT (103,113) (1,620,936)
Appfolio, Inc., Class A (601) (96,370)
AppLovin Corp., Class A (4,338) (2,235,068)
Arrowhead Pharmaceuticals, Inc. (10,488) (854,877)
AST SpaceMobile, Inc. (3,227) (286,751)
Astera Labs, Inc. (6,446) (3,113,547)
Aurora Innovation, Inc. (186,526) (1,272,107)
Avient Corp. (1,341) (49,563)
Avis Budget Group, Inc. (11,966) (1,768,934)
Axon Enterprise, Inc. (4,089) (2,292,334)
Baxter International, Inc. (7,818) (166,680)
Belden, Inc. (11,813) (1,416,497)
Bentley Systems, Inc., Class B (5,218) (155,966)
BILL Holdings, Inc. (18,112) (654,930)
Bio-Rad Laboratories, Inc., Class A (7,085) (2,080,227)
Bio-Techne Corp. (44,452) (3,140,534)
BorgWarner, Inc. (62,166) (4,127,822)
INVESTMENTS SHARES VALUE ($)
United States - (8.7)% (continued)
Builders FirstSource, Inc. (13,333) (1,193,037)
Carvana Co., Class A (35,545) (2,339,572)
Cava Group, Inc. (1,074) (84,288)
Celanese Corp., Class A (4,155) (191,130)
Certara, Inc. (290,529) (1,902,965)
CF Industries Holdings, Inc. (1,112) (120,385)
Charles River Laboratories
International, Inc. (6,306) (1,430,138)
Clarivate plc (281,701) (608,474)
Cleveland-Cliffs, Inc. (101,846) (956,334)
CNH Industrial NV (25,640) (287,937)
Cognex Corp. (62,575) (4,531,682)
Coinbase Global, Inc., Class A (14,735) (2,154,110)
Corning, Inc. (5,945) (1,518,531)
Coty, Inc., Class A (38,664) (83,514)
Crane NXT Co. (26,101) (1,335,327)
Cytokinetics, Inc. (13,667) (1,164,292)
DENTSPLY SIRONA, Inc. (23,499) (249,324)
Devon Energy Corp. (26,095) (1,078,245)
Dick's Sporting Goods, Inc. (16,553) (3,754,386)
DigitalOcean Holdings, Inc. (4,681) (735,057)
DuPont de Nemours, Inc. (3,391) (459,955)
Dutch Bros, Inc., Class A (22,568) (1,620,608)
DXC Technology Co. (26,571) (235,153)
Dycom Industries, Inc. (5,800) (2,932,422)
Eaton Corp. plc (6,863) (2,924,462)
EchoStar Corp., Class A (15,680) (1,591,520)
Elanco Animal Health, Inc. (128,011) (3,150,351)
Element Solutions, Inc. (85,518) (4,083,485)
elf Beauty, Inc. (3,609) (267,066)
Enphase Energy, Inc. (24,975) (1,229,769)
Entegris, Inc. (4,021) (723,217)
Erie Indemnity Co., Class A (2,342) (561,495)
Etsy, Inc. (45,090) (3,396,630)
Everus Construction Group, Inc. (760) (126,122)
First Solar, Inc. (6,650) (1,569,134)
Flex Ltd. (4,472) (724,777)
Floor & Decor Holdings, Inc., Class
A (42,033) (2,495,079)
Flowserve Corp. (27,337) (2,027,312)
Fortune Brands Innovations, Inc. (65,345) (3,587,441)
GLOBALFOUNDRIES, Inc. (8,838) (728,340)
Globant SA (32,608) (943,676)
GXO Logistics, Inc. (35,071) (1,778,100)
Harley-Davidson, Inc. (4,620) (113,005)
Hecla Mining Co. (141,568) (2,184,394)
Hexcel Corp. (6,993) (699,720)
Hims & Hers Health, Inc. (120,531) (4,178,810)
Humana, Inc. (652) (258,987)
Hyatt Hotels Corp., Class A (3,526) (683,480)
IDEXX Laboratories, Inc. (2,730) (1,437,181)
Ingersoll Rand, Inc. (13,645) (1,118,754)
Insmed, Inc. (5,486) (584,917)
International Flavors & Fragrances,
Inc. (17,808) (1,410,750)
International Paper Co. (15,743) (599,808)
Ionis Pharmaceuticals, Inc. (1,611) (127,736)
IonQ, Inc. (135,999) (7,243,306)
James Hardie Industries plc, ADR (4,105) (107,469)
Karman Holdings, Inc. (20,694) (1,033,044)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (8.7)% (continued)
KB Home (26,633) (1,666,959)
Keurig Dr Pepper, Inc. (75,292) (2,464,307)
Kilroy Realty Corp., REIT (37,418) (1,402,052)
Kinsale Capital Group, Inc. (555) (183,045)
Kratos Defense & Security
Solutions, Inc. (22,928) (1,143,190)
Lantheus Holdings, Inc. (7,178) (796,327)
Lattice Semiconductor Corp. (2,570) (393,107)
Liberty Live Holdings, Inc., Class C (1,075) (113,563)
Liberty Media Corp-Liberty Formula
One, Class A (2,464) (215,699)
Littelfuse, Inc. (239) (108,824)
LPL Financial Holdings, Inc. (7,207) (2,030,068)
Lyft, Inc., Class A (71,220) (1,040,524)
MGM Resorts International (16) (765)
Moderna, Inc. (9,697) (679,081)
Monolithic Power Systems, Inc. (1,511) (2,088,746)
MP Materials Corp. (9,562) (535,568)
nCino, Inc. (58,320) (953,532)
Nextpower, Inc., Class A (40,569) (4,833,391)
NIKE, Inc., Class B (19,247) (790,089)
Norwegian Cruise Line Holdings
Ltd. (246,372) (5,200,913)
Novanta, Inc. (10,492) (1,702,222)
Onto Innovation, Inc. (7,454) (2,820,966)
Option Care Health, Inc. (121,770) (2,553,517)
Ormat Technologies, Inc. (17,396) (1,894,424)
Park Hotels & Resorts, Inc., REIT (15,350) (218,738)
Paycom Software, Inc. (4,924) (618,848)
Penn Entertainment, Inc. (45,714) (976,451)
Perrigo Co. plc (20,446) (212,434)
Plug Power, Inc. (75,821) (205,475)
Pool Corp. (2,367) (508,668)
Post Holdings, Inc. (1,837) (162,134)
Public Storage, REIT (2,490) (792,592)
Quanta Services, Inc. (3,489) (2,512,220)
QuantumScape Corp. (338,466) (2,558,803)
QXO, Inc. (219,516) (3,793,236)
Regal Rexnord Corp. (601) (143,152)
Repligen Corp. (1,840) (251,050)
Revvity, Inc. (899) (100,023)
RH (42,236) (6,957,535)
Rivian Automotive, Inc., Class A (219,109) (3,801,541)
SailPoint, Inc. (85,669) (1,254,194)
Samsara, Inc., Class A (113,296) (3,674,189)
Scotts Miracle-Gro Co. (The) (28,857) (1,965,450)
Sensata Technologies Holding plc (17,569) (838,744)
SharkNinja, Inc. (11,072) (1,685,933)
Shift4 Payments, Inc., Class A (56,311) (2,738,967)
SLB Ltd. (17,495) (813,343)
SoFi Technologies, Inc. (99,472) (1,783,533)
Somnigroup International, Inc. (37,641) (2,951,054)
Sprouts Farmers Market, Inc. (21,779) (1,842,068)
StandardAero, Inc. (28,246) (844,838)
Sterling Infrastructure, Inc. (629) (527,957)
Strategy, Inc., Class A (4,035) (350,763)
Summit Therapeutics, Inc. (74,252) (1,081,852)
Synaptics, Inc. (12,709) (1,578,839)
Talen Energy Corp. (633) (243,237)
Tempus AI, Inc., Class A (13,806) (799,782)
INVESTMENTS SHARES VALUE ($)
United States - (8.7)% (continued)
Thor Industries, Inc. (20,290) (1,524,996)
Trex Co., Inc. (31,200) (1,561,248)
Ubiquiti, Inc. (223) (119,089)
Under Armour, Inc., Class A (164,492) (1,051,104)
Vail Resorts, Inc. (14,584) (1,985,612)
Valvoline, Inc. (2,746) (108,577)
Versigent plc (39,584) (1,662,924)
Viatris, Inc. (144,628) (2,296,693)
Viking Therapeutics, Inc. (33,166) (1,293,806)
Visteon Corp. (1,216) (120,639)
Vistra Corp. (17,301) (2,744,458)
Waters Corp. (9,950) (3,731,648)
Wendy's Co. (The) (95,344) (790,402)
WEX, Inc. (949) (133,894)
Whirlpool Corp. (15,511) (611,444)
WillScot Holdings Corp. (138,874) (4,007,904)
Wingstop, Inc. (11,585) (2,008,955)
Wynn Resorts Ltd. (38,115) (3,700,585)
XPO, Inc. (9,137) (1,875,735)
(237,684,137)
TOTAL COMMON STOCKS
(Proceeds $(352,113,663))                                                     (333,703,181)
PREFERRED STOCKS - (0.0)% †
Germany - ( 0 .0 ) % †
Dr Ing hc F Porsche AG
(Preference) (2)(c) (4,145) (206,934)
Sartorius AG (Preference) (2) (3,198) (838,991)
TOTAL PREFERRED STOCKS
(Proceeds $(1,295,053))                                                     (1,045,925)
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)
(Proceeds $–) (97) –
TOTAL SHORT POSITIONS
(Proceeds $(353,408,716)) (334,749,106)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 94.5%
(Cost $2,186,860,301) 2,601,515,966
OTHER ASSETS IN EXCESS OF
LIABILITIES - 5.5%
‡
150,479,647
NET ASSETS - 100.0% 2,751,995,613

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
Affiliate
Value
At
12/31/2025
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2026
Shares
Held At
6/30/2026
Distributions
Received**
SHORT-TERM INVESTMENTS - 19.6%
INVESTMENT COMPANIES - 19.6%
Limited Purpose Cash
Investment Fund,
3.64% (a)
(Cost $540,191,222)
$285,378,591
$1,314,476,711
$(1,059,647,206)
$–
$–
$540,208,096
540,208,096
$7,085,281
**   Distributions received include dividend income and capital gains distributions, if any, from the underlying funds, which are presented in the corresponding line item on the Statements of Operations, if applicable.
(a) Represents 7-day effective yield as of June 30, 2026.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 73,443,402 2 .7%
Consumer Discretionary 74,684,070 2 .7
Consumer Staples 17,211,333 0 .6
Energy 75,125,837 2 .7
Financials 238,578,748 8 .7
Foreign Government Securities 207,634,868 7 .5
Health Care 93,823,858 3 .4
Industrials 87,754,096 3 .2
Information Technology 404,977,329 14 .7
Materials 29,805,225 1 .1
Real Estate (10,026,883) ( 0 .3 )
Utilities 14,340,813 0 .5
Investment Companies 564,956,315 20 .5
U.S. Treasury Obligations 729,206,955 26 .5
Total Investments In Securities
At Value 2,601,515,966 94 .5
Other Assets in Excess of
Liabilities ‡ 150,479,647 5 .5
Net Assets
$ 2,751,995,613 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2026 amounted to $360,271,507, which is inclusive of rehypothecated amounts disclosed below.
(b) All or a portion of this security has been rehypothecated. Total value of all such securities at June 30, 2026 amounted to $220,680,193.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2026 amounted to $7,079,005 of investments in securities and
$(1,656,995) of securities sold short, which represents 0.26% and (0.06)% of net assets of the Fund, respectively.
(d) Inflation-protected security.
(e) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at June 30, 2026 amounted to $207,634,868 of investments in securities, which represents 7.54% of net assets of the Fund.
(f) Represents 7-day effective yield as of June 30, 2026.
(g) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(h) For the period ended June 30, 2026, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(i) The rate shown was the effective yield at the date of purchase.
(j) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees (See Note 5).

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
Total return swap contracts outstanding as of June 30, 2026 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index July
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MSCS 07/17/2026 EUR 38,735,958 $ 167,102
MSCI Italy Net
Return Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(0.18%)
Increases in
total return of
reference entity
Monthly MLIN 09/16/2026 EUR 7,242,951 295,501
MSCI Netherlands
Net Return Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(0.42%)
Increases in
total return of
reference entity
Monthly MLIN 09/16/2026 EUR 44,898,884 5,201,312
MSCI Sweden Net
Return Index
Decreases in
total return of
reference
entity
and pays
the STIBOR
plus or minus
a specified
spread
(0.42%)
Increases in
total return of
reference entity
Monthly MLIN 09/16/2026 SEK 159,563,238 502,378
MSCI United
Kingdom Net Return
Index
Decreases in
total return of
reference
entity
and pays the
SONIA plus
or minus a
specified
spread
(0.55%)
Increases in
total return of
reference entity
Monthly MLIN 09/16/2026 GBP 8,569,440 233,825
Total unrealized appreciation 6,400,118
Swiss Market Index
September Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
Monthly MLIN 09/18/2026 CHF (32,841,270) (1,241,779)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return
of reference
entity and pays
fee (0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 61,152,175 $ (1,211,526)
MSCI Australia Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the BBR plus
or minus a
specified
spread
(-0.15%)
Monthly MLIN 09/16/2026 AUD (9,338,951) (98,609)
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread
(0.26%)
Increases in
total return of
reference entity
Monthly MLIN 09/16/2026 EUR 10,026,575 (8,088)
MSCI Germany Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.27%)
Monthly MLIN 09/16/2026 EUR (19,701,584) (581,201)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread
(0.60%)
Increases in
total return of
reference entity
Monthly MLIN 09/16/2026 HKD 140,356,182 (212,426)
MSCI Spain Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread (0.15%)
Monthly MLIN 09/16/2026 EUR (10,837,607) (1,033,161)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Switzerland
Net Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SARON
plus or minus
a specified
spread (0.21%)
Monthly MLIN 09/16/2026 CHF (3,320,816) $ (227,253)
Total unrealized depreciation (4,614,043)
Net unrealized appreciation $ 1,786,075
Futures contracts outstanding as of June 30, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 96 7/2026 USD $ 7,003,200 $ (531,950)
CAC 40 10 Euro Index 272 7/2026 EUR 26,137,204 88,137
Hang Seng Index 12 7/2026 HKD 1,747,860 (29,575)
Natural Gas 237 7/2026 USD 7,761,750 141,656
OMXS30 Index 1,189 7/2026 SEK 39,447,968 580,034
RBOB Gasoline 158 7/2026 USD 19,210,556 282,422
WTI Crude Oil 238 7/2026 USD 16,541,000 (3,707,488)
100 oz Gold 192 8/2026 USD 77,539,200 (9,032,633)
Brent Crude Oil 483 8/2026 USD 35,273,490 (530,817)
Lean Hogs 90 8/2026 USD 3,535,200 52,126
Live Cattle 134 8/2026 USD 12,993,980 (257,338)
Low Sulphur Gasoil 78 8/2026 USD 7,105,800 (110,735)
Natural Gas 33 8/2026 USD 1,054,020 (4,128)
NY Harbor ULSD 112 8/2026 USD 14,865,110 271,696
RBOB Gasoline 115 8/2026 USD 13,191,213 52,769
WTI Crude Oil 532 8/2026 USD 36,851,640 (843,384)
Australia 3 Year Bond 214 9/2026 AUD 15,484,239 45,179
Cocoa 29 9/2026 USD 1,472,620 246,120
Coffee 'C' 204 9/2026 USD 22,678,425 2,157,903
Corn 1,267 9/2026 USD 26,401,112 (2,041,499)
Euro STOXX 50 Index 350 9/2026 EUR 25,418,280 213,210
Euro-Bobl 1,136 9/2026 EUR 149,697,602 534,299
Euro-BTP 435 9/2026 EUR 59,320,650 447,665
Euro-Bund 1,091 9/2026 EUR 158,539,612 480,721
Euro-Buxl 102 9/2026 EUR 12,910,877 175,476
Euro-OAT 706 9/2026 EUR 96,655,870 245,158
Euro-Schatz 1,155 9/2026 EUR 139,829,131 132,874
Feeder Cattle 29 9/2026 USD 5,256,612 (25,233)
FTSE 100 Index 291 9/2026 GBP 40,689,868 123,836
FTSE/MIB Index 194 9/2026 EUR 57,499,745 (675,512)
Japan 10 Year Bond 299 9/2026 JPY 234,591,654 (70,676)
KC HRW Wheat 208 9/2026 USD 6,502,600 (176,393)
LME Aluminum Base Metal 758 9/2026 USD 58,488,228 (7,579,065)
LME Copper Base Metal 262 9/2026 USD 87,641,948 1,505,461
LME Lead Base Metal 226 9/2026 USD 10,549,793 (664,372)
LME Nickel Base Metal 71 9/2026 USD 6,925,065 (689,896)
LME Zinc Base Metal 299 9/2026 USD 26,673,940 1,024,326

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Long Gilt 4,345 9/2026 GBP $ 514,212,801 $ 4,905,783
Low Sulphur Gasoil 177 9/2026 USD 15,624,675 652,119
Russell 2000 E-Mini Index 102 9/2026 USD 15,532,560 334,821
S&P 500 E-Mini Index 516 9/2026 USD 194,744,850 1,333,799
S&P Midcap 400 E-Mini Index 39 9/2026 USD 15,151,500 254,911
Silver 26 9/2026 USD 7,789,860 (1,486,797)
Sugar No. 11 1,122 9/2026 USD 18,623,405 291,240
TOPIX Index 575 9/2026 JPY 141,561,856 4,713,547
U.S. Treasury 10 Year Note 5,351 9/2026 USD 587,439,469 3,274,365
U.S. Treasury 2 Year Note 875 9/2026 USD 180,332,031 (58,888)
U.S. Treasury 5 Year Note 1,676 9/2026 USD 179,292,718 (36,783)
U.S. Treasury Long Bond 969 9/2026 USD 109,587,844 1,131,978
U.S. Treasury Ultra Bond 337 9/2026 USD 38,965,625 397,428
Wheat 258 9/2026 USD 7,601,325 (173,409)
Lean Hogs 26 10/2026 USD 852,800 (1,912)
Live Cattle 34 10/2026 USD 3,218,440 1,524
Soybean 480 11/2026 USD 27,450,000 (775,194)
Cotton No. 2 109 12/2026 USD 4,185,600 (87,466)
Soybean Meal 588 12/2026 USD 17,822,280 (815,275)
Soybean Oil 258 12/2026 USD 10,116,180 (657,656)
Total of long contracts (4,971,491)
Short Contracts
IBEX 35 Index (242) 7/2026 EUR (53,633,384) (895,601)
NY Harbor ULSD (233) 7/2026 USD (31,599,973) 561,612
Australia 10 Year Bond (3,424) 9/2026 AUD (259,740,943) (2,606,715)
Canada 10 Year Bond (3,976) 9/2026 CAD (339,414,292) (2,900,791)
Cocoa (101) 9/2026 GBP (5,113,690) (868,942)
Copper (13) 9/2026 USD (2,032,550) 22,368
DAX Index (120) 9/2026 EUR (86,161,181) (17,954)
LME Aluminum Base Metal (194) 9/2026 USD (14,969,283) 1,727,500
LME Copper Base Metal (86) 9/2026 USD (28,767,968) 931,480
LME Lead Base Metal (61) 9/2026 USD (2,847,510) 211,205
LME Nickel Base Metal (67) 9/2026 USD (6,534,920) 778,679
LME Zinc Base Metal (75) 9/2026 USD (6,690,787) (38,386)
S&P/TSX 60 Index (298) 9/2026 CAD (86,387,957) 92,197
SPI 200 Index (1,226) 9/2026 AUD (186,231,349) 2,528,201
Platinum (30) 4/2027 JPY (741,351) 35,209
Platinum (10) 6/2027 JPY (245,087) (2,787)
Total of short contracts (442,725)
Net unrealized depreciation $ (5,414,216)
Forward foreign currency exchange contracts outstanding as of June 30, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 24,252,000 USD 4,603,698 CITI
**
9/16/2026 $ 7,857
BRL 24,252,000 USD 4,603,689 JPMC
**
9/16/2026 7,867
CAD 5,615,000 USD 3,970,712 CITI 9/16/2026 2,121
CAD 5,615,000 USD 3,970,704 JPMC 9/16/2026 2,129
CNY 85,901,639 USD 12,704,736 CITI
**
9/16/2026 14,455
CNY 96,002,460 USD 14,199,059 JPMC
**
9/16/2026 15,730
COP 11,531,396,948 USD 3,055,542 CITI
**
9/16/2026 256,771
COP 11,531,396,948 USD 3,055,536 JPMC
**
9/16/2026 256,777

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CZK 31,000,000 USD 1,455,095 CITI 9/16/2026 $ 5,295
CZK 31,000,000 USD 1,455,092 JPMC 9/16/2026 5,298
HUF 2,806,128,376 USD 8,966,057 CITI 9/16/2026 20,544
HUF 2,806,128,376 USD 8,965,088 JPMC 9/16/2026 21,513
IDR 16,000,000,000 USD 882,473 CITI
**
9/16/2026 5,495
IDR 16,000,000,000 USD 882,471 JPMC
**
9/16/2026 5,497
INR 2,794,923,500 USD 28,813,866 CITI
**
9/16/2026 535,030
INR 2,794,923,500 USD 28,813,809 JPMC
**
9/16/2026 535,088
KRW 3,050,000,000 USD 1,973,126 CITI
**
9/16/2026 819
KRW 3,050,000,000 USD 1,973,122 JPMC
**
9/16/2026 823
PHP 265,000,000 USD 4,270,185 CITI
**
9/16/2026 27,461
PHP 265,000,000 USD 4,270,177 JPMC
**
9/16/2026 27,470
PLN 2,174,500 USD 575,394 CITI 9/16/2026 2,625
PLN 2,174,500 USD 575,393 JPMC 9/16/2026 2,626
SEK 95,000,000 USD 9,820,217 CITI 9/16/2026 19,738
SEK 95,000,000 USD 9,820,197 JPMC 9/16/2026 19,758
SGD 2,757,500 USD 2,139,466 CITI 9/16/2026 3,631
SGD 2,757,500 USD 2,139,462 JPMC 9/16/2026 3,635
THB 25,000,000 USD 752,888 CITI 9/16/2026 4,513
THB 25,000,000 USD 752,886 JPMC 9/16/2026 4,515
USD 44,356,918 AUD 62,648,502 CITI 9/16/2026 1,042,420
USD 44,357,004 AUD 62,648,499 JPMC 9/16/2026 1,042,509
USD 1,228,347 BRL 6,324,000 CITI
**
9/16/2026 25,829
USD 1,228,350 BRL 6,324,000 JPMC
**
9/16/2026 25,831
USD 58,879,198 CAD 80,780,003 CITI 9/16/2026 1,724,168
USD 58,879,311 CAD 80,779,997 JPMC 9/16/2026 1,724,286
USD 138,262,629 CHF 107,472,124 CITI 9/16/2026 4,108,464
USD 138,264,541 CHF 107,472,124 JPMC 9/16/2026 4,110,376
USD 3,550,076 CLP 3,204,450,335 CITI
**
9/16/2026 70,780
USD 3,550,083 CLP 3,204,450,334 JPMC
**
9/16/2026 70,787
USD 988,780 CNY 6,665,634 CITI
**
9/16/2026 1,820
USD 978,521 CNY 6,596,368 JPMC
**
9/16/2026 1,817
USD 11,448,945 CZK 238,372,549 CITI 9/16/2026 219,370
USD 11,460,893 CZK 238,627,451 JPMC 9/16/2026 219,309
USD 5,041,050 DKK 32,168,000 CITI 9/16/2026 103,319
USD 5,041,060 DKK 32,168,000 JPMC 9/16/2026 103,329
USD 281,188,587 EUR 239,938,736 CITI 9/16/2026 6,144,062
USD 281,190,376 EUR 239,938,738 JPMC 9/16/2026 6,145,849
USD 232,878,368 GBP 173,049,477 CITI 9/16/2026 3,337,593
USD 234,817,132 GBP 174,501,245 JPMC 9/16/2026 3,350,665
USD 331,867 HKD 2,589,500 CITI 9/16/2026 789
USD 331,867 HKD 2,589,500 JPMC 9/16/2026 789
USD 7,148,732 HUF 2,195,000,000 CITI 9/16/2026 119,264
USD 7,148,746 HUF 2,195,000,000 JPMC 9/16/2026 119,278
USD 588,991 IDR 10,500,000,000 CITI
**
9/16/2026 6,262
USD 588,992 IDR 10,500,000,000 JPMC
**
9/16/2026 6,263
USD 13,841,714 ILS 40,180,500 CITI 9/16/2026 312,915
USD 13,844,932 ILS 40,180,500 JPMC 9/16/2026 316,133
USD 788,379 INR 75,000,000 CITI
**
9/16/2026 820
USD 788,380 INR 75,000,000 JPMC
**
9/16/2026 821
USD 55,073,822 JPY 8,655,824,001 CITI 9/16/2026 1,503,948
USD 55,073,932 JPY 8,655,823,999 JPMC 9/16/2026 1,504,059
USD 24,861,312 NOK 236,563,001 CITI 9/16/2026 988,363
USD 24,861,200 NOK 236,562,998 JPMC 9/16/2026 988,251
USD 21,473,357 NZD 36,776,000 CITI 9/16/2026 531,889
USD 21,473,400 NZD 36,776,000 JPMC 9/16/2026 531,932
USD 14,931,775 PLN 54,487,601 CITI 9/16/2026 448,045
USD 14,929,283 PLN 54,486,399 JPMC 9/16/2026 445,872

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 137,658,005 SEK 1,287,000,000 CITI 9/16/2026 $ 4,352,512
USD 137,686,288 SEK 1,287,000,000 JPMC 9/16/2026 4,380,795
USD 23,713,832 SGD 30,066,500 CITI 9/16/2026 346,498
USD 23,714,400 SGD 30,066,500 JPMC 9/16/2026 347,065
USD 1,304,591 THB 42,300,000 CITI 9/16/2026 23,068
USD 1,304,561 THB 42,300,000 JPMC 9/16/2026 23,039
USD 490,341 ZAR 8,000,000 CITI 9/16/2026 5,015
USD 490,342 ZAR 8,000,000 JPMC 9/16/2026 5,016
ZAR 806,378,835 USD 48,278,988 CITI 9/16/2026 640,575
ZAR 806,352,167 USD 48,279,325 JPMC 9/16/2026 638,620
USD 16,509,996 MXN 288,374,998 CITI 9/17/2026 126,143
USD 16,510,029 MXN 288,375,003 JPMC 9/17/2026 126,176
Total unrealized appreciation 54,227,879
AUD 12,824,418 USD 9,090,119 CITI 9/16/2026 (223,455)
AUD 12,824,414 USD 9,090,098 JPMC 9/16/2026 (223,436)
BRL 271,304,552 USD 52,658,820 CITI
**
9/16/2026 (1,069,833)
BRL 271,304,552 USD 52,658,714 JPMC
**
9/16/2026 (1,069,727)
CAD 147,351,003 USD 107,720,028 CITI 9/16/2026 (3,463,397)
CAD 147,350,997 USD 107,719,808 JPMC 9/16/2026 (3,463,182)
CHF 2,679,500 USD 3,450,081 CITI 9/16/2026 (105,343)
CHF 2,679,500 USD 3,450,074 JPMC 9/16/2026 (105,335)
CLP 4,897,031,166 USD 5,454,657 CITI
**
9/16/2026 (137,608)
CLP 4,897,031,164 USD 5,454,647 JPMC
**
9/16/2026 (137,597)
CNY 253,736,824 USD 37,660,974 CITI
**
9/16/2026 (90,941)
CNY 243,631,077 USD 36,163,480 JPMC
**
9/16/2026 (89,778)
CZK 105,872,549 USD 5,070,789 CITI 9/16/2026 (83,202)
CZK 106,127,451 USD 5,082,977 JPMC 9/16/2026 (83,383)
EUR 135,007,498 USD 158,166,122 CITI 9/16/2026 (3,405,478)
EUR 135,007,501 USD 158,166,472 JPMC 9/16/2026 (3,405,824)
GBP 17,292,285 USD 23,190,066 CITI 9/16/2026 (252,786)
GBP 18,744,053 USD 25,132,919 JPMC 9/16/2026 (269,946)
HUF 4,821,880,624 USD 15,574,441 CITI 9/16/2026 (132,412)
HUF 4,821,880,624 USD 15,574,410 JPMC 9/16/2026 (132,381)
IDR 40,500,000,000 USD 2,258,554 CITI
**
9/16/2026 (10,884)
IDR 40,500,000,000 USD 2,258,549 JPMC
**
9/16/2026 (10,880)
ILS 965,500 USD 334,907 CITI 9/16/2026 (9,823)
ILS 965,500 USD 334,906 JPMC 9/16/2026 (9,822)
INR 440,000,000 USD 4,632,574 CITI
**
9/16/2026 (12,228)
INR 440,000,000 USD 4,632,565 JPMC
**
9/16/2026 (12,219)
JPY 18,343,727,314 USD 116,694,406 CITI 9/16/2026 (3,167,244)
JPY 18,343,727,312 USD 116,694,173 JPMC 9/16/2026 (3,167,008)
KRW 66,497,996,787 USD 44,244,550 CITI
**
9/16/2026 (1,207,380)
KRW 66,497,996,786 USD 44,244,461 JPMC
**
9/16/2026 (1,207,289)
NOK 82,500,002 USD 8,904,523 CITI 9/16/2026 (578,968)
NOK 82,499,998 USD 8,904,552 JPMC 9/16/2026 (578,998)
NZD 59,924,000 USD 35,300,293 CITI 9/16/2026 (1,177,590)
NZD 59,924,000 USD 35,300,223 JPMC 9/16/2026 (1,177,521)
PHP 70,000,000 USD 1,139,954 CITI
**
9/16/2026 (4,725)
PHP 70,000,000 USD 1,139,952 JPMC
**
9/16/2026 (4,724)
PLN 5,199,301 USD 1,423,927 CITI 9/16/2026 (41,865)
PLN 5,198,099 USD 1,423,566 JPMC 9/16/2026 (41,823)
SEK 375,500,000 USD 40,407,885 CITI 9/16/2026 (1,514,169)
SEK 375,500,000 USD 40,407,804 JPMC 9/16/2026 (1,514,088)
SGD 1,326,500 USD 1,033,988 CITI 9/16/2026 (3,047)
SGD 1,326,500 USD 1,033,986 JPMC 9/16/2026 (3,045)
TWD 723,332,052 USD 22,850,898 CITI
**
9/16/2026 (204,587)
TWD 723,332,052 USD 22,850,852 JPMC
**
9/16/2026 (204,543)
USD 95 BRL 500 CITI
**
9/16/2026 –
(a)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR MULTI-ASSET FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 95 BRL 500 JPMC
**
9/16/2026 $ –
(a)
USD 2,532,455 CNY 17,114,447 CITI
**
9/16/2026 (1,629)
USD 2,541,972 CNY 17,178,787 JPMC
**
9/16/2026 (1,638)
USD 424,604 COP 1,600,000,000 CITI
**
9/16/2026 (34,985)
USD 424,604 COP 1,600,000,000 JPMC
**
9/16/2026 (34,984)
USD 70,536 CZK 1,500,000 CITI 9/16/2026 (128)
USD 70,536 CZK 1,500,000 JPMC 9/16/2026 (128)
USD 8,432,927 EUR 7,374,499 CITI 9/16/2026 (20,546)
USD 8,432,946 EUR 7,374,501 JPMC 9/16/2026 (20,529)
USD 1,075,102 GBP 813,000 CITI 9/16/2026 (3,299)
USD 1,075,104 GBP 813,000 JPMC 9/16/2026 (3,296)
USD 396,843 HUF 125,000,000 CITI 9/16/2026 (3,468)
USD 396,844 HUF 125,000,000 JPMC 9/16/2026 (3,467)
USD 1,562,679 ILS 4,656,500 CITI 9/16/2026 (5,167)
USD 1,562,682 ILS 4,656,500 JPMC 9/16/2026 (5,164)
USD 1,414,026 INR 135,000,000 CITI
**
9/16/2026 (3,580)
USD 1,414,029 INR 135,000,000 JPMC
**
9/16/2026 (3,578)
USD 401,223 NOK 4,000,000 CITI 9/16/2026 (2,441)
USD 401,223 NOK 4,000,000 JPMC 9/16/2026 (2,440)
USD 80,799 PHP 5,000,000 CITI
**
9/16/2026 (289)
USD 80,799 PHP 5,000,000 JPMC
**
9/16/2026 (289)
USD 4,227,648 ZAR 70,588,334 CITI 9/16/2026 (54,645)
USD 4,225,911 ZAR 70,561,666 JPMC 9/16/2026 (54,765)
ZAR 119,500,000 USD 7,288,410 CITI 9/16/2026 (38,856)
ZAR 119,500,000 USD 7,288,396 JPMC 9/16/2026 (38,841)
MXN 896,056,498 USD 51,401,321 CITI 9/17/2026 (492,408)
MXN 896,056,502 USD 51,401,218 JPMC 9/17/2026 (492,305)
Total unrealized depreciation (35,132,379)
Net unrealized appreciation $ 19,095,500
** Non-deliverable forward foreign currency exchange contracts.
(a) Represents less than $0.5.
Collateral pledged to (received from) each counterparty at June 30, 2026 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
CITI
Cash $ (10,181,536) $ – $ (10,181,536)
Investment Companies 15,258,700 – 15,258,700
GSCO
Cash – 22,166,049 22,166,049
JPMC
Investment Companies 9,489,519 – 9,489,519
JPMS
Cash – 72,494,257 72,494,257
MLIN
Cash (723,527) – (723,527)
MSCL
Cash – 6,340,553 6,340,553
MSCS
U.S. Treasury Bills 7,054,874 – 7,054,874

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
Collateral pledged to (received from) each counterparty for the Subsidiary (See Note 2) at June 30, 2026 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 11,989,186 $ 11,989,186
JPMC
Cash 7,034,363 – 7,034,363
JPPC
Cash – 10,231,380 10,231,380
MSCL
Cash – 41,073,174 41,073,174

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR Funds | Semi-Annual Report | June 2026

‡ Includes appreciation (depreciation) on futures and swap contracts.
(a) Represents 7-day effective yield as of June 30, 2026.
(b) For the period ended June 30, 2026, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(c) The rate shown was the effective yield at the date of purchase.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 90.6%
INVESTMENT COMPANIES - 43 .5%
Limited Purpose Cash Investment
Fund, 3.64% (1)(a)(b)
(Cost $686,562,861) 686,653,521 686,653,521
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 47 .1%
U.S. Treasury Bills
3.56%, 7/2/2026 (c) $ 47,060,000 47,055,295
3.54%, 7/9/2026 (c) 37,245,000 37,214,902
3.55%, 7/16/2026 (c) 4,064,000 4,057,906
3.58%, 7/23/2026 (c) 23,000,000 22,949,564
3.59%, 7/30/2026 (c) 27,177,000 27,098,296
3.59%, 8/6/2026 (c) 10,850,000 10,810,777
3.56%, 8/13/2026 (c) 11,096,000 11,047,637
3.56%, 8/20/2026 (c) 20,000,000 19,897,889
3.59%, 8/27/2026 (c) 4,064,000 4,040,378
3.60%, 9/3/2026 (c) 28,499,000 28,313,820
3.60%, 9/10/2026 (c) 35,249,000 34,995,604
3.64%, 9/17/2026 (c) 51,164,000 50,759,888
3.70%, 9/24/2026 (c) 98,440,000 97,590,151
3.67%, 10/1/2026 (c) 61,051,000 60,468,268
3.68%, 10/8/2026 (c) 78,622,000 77,818,021
3.68%, 10/15/2026 (c) 16,918,000 16,733,912
3.66%, 10/22/2026 (c) 41,537,000 41,048,531
3.66%, 10/29/2026 (c) 79,004,000 78,013,422
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 47.1% (continued)
3.68%, 11/5/2026 (c) $ 32,283,000 31,855,353
3.68%, 11/12/2026 (c) 7,893,000 7,782,650
3.68%, 11/19/2026 (c) 24,810,000 24,443,903
3.72%, 11/27/2026 (c) 9,578,000 9,428,548
3.92%, 12/31/2026 (c) 1,624,000 1,592,413
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $745,211,046) 745,017,128
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,431,773,907) 1,431,670,649
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 90.6%
(Cost $1,431,773,907) 1,431,670,649
OTHER ASSETS IN EXCESS OF
LIABILITIES - 9.4% ‡ 147,956,070
NET ASSETS - 100.0% 1,579,626,719
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies $ 686,653,521 43 .5%
U.S. Treasury Obligations 745,017,128 47 .1
Total Investments In Securities
At Value 1,431,670,649 90 .6
Other Assets in Excess of
Liabilities ‡ 147,956,070 9 .4
Net Assets
$ 1,579,626,719 100 .0%
Affiliate
Value
At
12/31/2025
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2026
Shares
Held At
6/30/2026
Distributions
Received**
SHORT-TERM INVESTMENTS - 43.5%
INVESTMENT COMPANIES - 43.5%
Limited Purpose Cash
Investment Fund,
3.64% (1)(a)
(Cost $686,562,861) $609,251,471 $1,310,978,108 $(1,233,576,059) $1,684 $(1,683) $686,653,521 686,653,521 $13,656,970
**   Distributions received include dividend income and capital gains distributions, if any, from the underlying funds, which are presented in the corresponding line item on the Statements of Operations, if applicable.
(1) Level 1 security (See Note 5).
(a) Represents 7-day effective yield as of June 30, 2026.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 5).

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
Total return swap contracts outstanding as of June 30, 2026 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Bloomberg
Commodity Index 1
Month Forward
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
fee (0.04%)
Monthly JPMC 12/21/2026 USD (78,457,304) $ 1,420,024
Total unrealized appreciation 1,420,024
Bloomberg
Commodity Index 1
Month Forward
Decreases in
total return
of reference
entity and pays
fee (0.04%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2026 USD 560,955,737 (11,555,632)
Total unrealized depreciation (11,555,632)
Net unrealized depreciation $ (10,135,608)
Futures contracts outstanding as of June 30, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 70 7/2026 USD $ 5,106,500 $ (714,123)
Natural Gas 35 7/2026 EUR 1,292,603 69,063
Natural Gas 225 7/2026 GBP 9,663,702 18,253
Natural Gas 678 7/2026 USD 22,204,500 390,651
NY Harbor ULSD 3 7/2026 USD 406,867 (562)
RBOB Gasoline 145 7/2026 USD 17,629,941 351,839
WTI Crude Oil 35 7/2026 USD 2,432,500 (644,858)
100 oz Gold 668 8/2026 USD 269,771,800 (34,444,213)
Brent Crude Oil 184 8/2026 USD 13,437,520 (478,145)
Lean Hogs 219 8/2026 USD 8,602,320 144,046
Live Cattle 205 8/2026 USD 19,878,850 (232,963)
Low Sulphur Gasoil 161 8/2026 USD 14,667,100 (1,590,260)
Natural Gas 1,091 8/2026 USD 34,846,540 (281,568)
RBOB Gasoline 601 8/2026 USD 68,938,426 40,815
SGX IODEX Iron Ore 1,838 8/2026 USD 18,192,524 185,542
WTI Crude Oil 691 8/2026 USD 47,865,570 (1,387,244)
Coffee 'C' 766 9/2026 USD 85,155,262 10,221,554
Corn 6,441 9/2026 USD 134,214,338 (12,975,752)
Feeder Cattle 47 9/2026 USD 8,519,338 (44,894)
KC HRW Wheat 613 9/2026 USD 19,163,913 (354,009)
LME Aluminum Base Metal 2,405 9/2026 USD 185,572,806 (23,520,788)
LME Copper Base Metal 741 9/2026 USD 247,872,836 4,549,111
LME Lead Base Metal 891 9/2026 USD 41,592,326 (2,210,540)
LME Nickel Base Metal 482 9/2026 USD 47,012,410 (5,319,603)
LME Zinc Base Metal 936 9/2026 USD 83,501,028 3,073,990
Low Sulphur Gasoil 376 9/2026 USD 33,191,400 395,846
Milling Wheat No. 2 3,758 9/2026 EUR 43,368,297 (1,426,086)
Silver 159 9/2026 USD 47,637,990 (8,586,496)
Sugar No. 11 5,958 9/2026 USD 98,893,267 315,518
Wheat 779 9/2026 USD 22,951,287 (477,345)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Lean Hogs 55 10/2026 USD $ 1,804,000 $ (4,397)
Live Cattle 36 10/2026 USD 3,407,760 1,673
Soybean 1,971 11/2026 USD 112,716,562 (2,627,226)
100 oz Gold 8 12/2026 USD 3,278,800 (2,859)
Cotton No. 2 431 12/2026 USD 16,550,400 (488,084)
ECX Emission 1,016 12/2026 EUR 93,056,269 4,090,008
Phelix De Base Electricity 37 12/2026 EUR 34,430,464 (210,814)
Soybean Meal 810 12/2026 USD 24,551,100 (1,321,247)
Soybean Oil 255 12/2026 USD 9,998,550 (717,637)
Platinum 22 4/2027 JPY 543,658 (42,671)
Total of long contracts (76,256,475)
Short Contracts
NY Harbor ULSD (649) 8/2026 USD (86,138,006) 576,935
Cocoa (35) 9/2026 USD (1,777,300) (125,440)
Cocoa (146) 9/2026 GBP (7,392,067) (1,283,973)
Copper (48) 9/2026 USD (7,504,800) 291,735
LME Aluminum Base Metal (1,093) 9/2026 USD (84,337,246) 11,548,280
LME Copper Base Metal (278) 9/2026 USD (92,994,128) 678,406
LME Lead Base Metal (214) 9/2026 USD (9,989,627) 692,622
LME Nickel Base Metal (315) 9/2026 USD (30,723,878) 3,875,540
LME Zinc Base Metal (255) 9/2026 USD (22,748,677) (251,051)
Total of short contracts 16,003,054
Net unrealized depreciation $ (60,253,421)
Collateral pledged to (received from) each counterparty for the Subsidiary (See Note 2) at June 30, 2026 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 21,175,342 $ 21,175,342
JPMC
Cash 35,612,071 – 35,612,071
JPPC
Cash – 124,923,260 124,923,260
MSCL
Cash – 37,124,453 37,124,453

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 253.1%
COMMON STOCKS - 208.6%
Australia - 6 .5%
AGL Energy Ltd. (2)(a) 697,714 4,037,145
Ampol Ltd. (2)(a) 64,451 1,458,872
Anglogold Ashanti plc (a)(b) 7,335 593,328
ANZ Group Holdings Ltd. (2)(a) 338,336 8,256,888
Aristocrat Leisure Ltd. (2)(a) 155,894 6,606,395
Aurizon Holdings Ltd. (2)(a) 1,666,454 4,820,225
BHP Group Ltd. (2)(a) 298,068 12,421,376
BlueScope Steel Ltd. (2)(a) 238,286 5,270,380
Brambles Ltd. (2)(a) 476,082 6,428,101
Charter Hall Group, REIT (2)(a) 60,751 962,265
Cleanaway Waste Management
Ltd. (2)(a) 315,137 513,061
Dyno Nobel Ltd. (2)(a) 1,424,972 3,866,316
Evolution Mining Ltd. (2)(a) 1,250,826 10,342,769
Fortescue Ltd. (2)(a) 328,741 4,375,637
GPT Group (The), REIT (2)(a) 1,035,939 3,496,235
Harvey Norman Holdings Ltd. (2)(a) 555,078 1,853,659
IGO Ltd. (2)*(a) 301,887 1,553,693
JB Hi-Fi Ltd. (2)(a) 124,584 6,927,301
Lendlease Corp. Ltd. (2)(a) 690,233 1,544,547
Liontown Ltd. (2)*(a) 1,709,205 2,014,806
Medibank Pvt Ltd. (2)(a) 375,200 1,289,100
Mirvac Group, REIT (2)(a) 1,142,953 1,360,727
OceanaGold Corp. (a) 75,097 1,882,389
Orica Ltd. (2)(a) 211,236 3,464,204
PLS Group Ltd. (2)*(a) 382,164 1,339,196
Pro Medicus Ltd. (2)(a) 61,349 8,673,122
QBE Insurance Group Ltd. (2)(a) 773,775 13,459,926
Qube Holdings Ltd. (a) 365,608 1,290,956
Reece Ltd. (2)(a) 63,962 763,192
Santos Ltd. (2)(a) 948,247 4,704,143
Scentre Group, REIT (2)(a) 1,753,746 4,674,773
SGH Ltd. (2)(a) 17,519 565,878
South32 Ltd. (2)(a) 784,347 2,129,820
Suncorp Group Ltd. (2)(a) 169,770 2,264,926
Tabcorp Holdings Ltd. (2)(a) 281,613 162,850
Technology One Ltd. (2)(a) 66,783 1,370,054
Telstra Group Ltd. (2)(a) 1,459,594 5,118,608
Vicinity Ltd., REIT (2)(a) 3,380,953 6,024,295
Wesfarmers Ltd. (2)(a) 76,952 4,815,909
Westpac Banking Corp. (2)(a) 123,971 3,020,636
Woodside Energy Group Ltd. (2)(a) 318,958 6,168,340
Worley Ltd. (2)(a) 571,515 4,390,806
Yancoal Australia Ltd. (2)(a) 745,753 2,833,321
169,110,170
Austria - 0 .0% †
Mondi plc (2)(a) 28,647 260,077
Belgium - 0 .7%
Ageas SA/NV (2)(a) 95,333 7,627,667
KBC Group NV (2)(a) 47,355 6,467,826
Liberty Global Ltd., Class A *(a) 269,043 3,059,019
UCB SA (2)(a) 1,129 337,990
Umicore SA (2)(a) 27,876 646,712
18,139,214
INVESTMENTS SHARES VALUE ($)
Brazil - 0 .3%
Embraer SA, ADR (a) 5,955 379,929
Gerdau SA, ADR 109,506 442,404
Vale SA, Class B, ADR (a) 1,757 26,425
Yara International ASA (2)(a) 129,812 5,708,851
6,557,609
Burkina Faso - 0 .1%
IAMGOLD Corp. *(a) 187,349 2,973,542
Canada - 9 .8%
Agnico Eagle Mines Ltd. (a) 55,896 8,684,818
AltaGas Ltd. (a) 183,894 6,793,024
Aritzia, Inc. *(a) 43,324 4,777,324
Atco Ltd., Class I (a)(b) 15,338 801,372
Bank of Montreal (a) 23,806 4,207,615
Bank of Nova Scotia (The) (a) 128,142 11,137,715
Barrick Mining Corp. (a) 78,351 2,881,019
Bombardier, Inc., Class B *(a)(b) 29,801 6,861,427
Canadian Imperial Bank of
Commerce (a) 88,780 10,223,550
Canadian Natural Resources Ltd.
(a) 131,915 5,219,862
Canadian Tire Corp. Ltd., Class A
(a)(b) 32,314 4,450,936
Canadian Utilities Ltd., Class A (a)
(b) 46,176 1,716,481
Capital Power Corp. (a) 27,259 1,420,562
CCL Industries, Inc., Class B (a) 52,031 3,392,425
Cenovus Energy, Inc. (a) 252,871 6,274,303
DPM Metals, Inc. (a) 65,154 2,115,983
Emera, Inc. (a) 57,307 3,039,807
Empire Co. Ltd., Class A (a) 155,341 5,440,358
Equinox Gold Corp. (a)(b) 154,234 1,502,918
Fairfax Financial Holdings Ltd. (a) 5,780 9,506,954
Finning International, Inc. (a) 77,700 5,488,444
First Majestic Silver Corp. (a) 135,743 2,304,736
Fortis, Inc. (a) 75,999 4,353,900
Franco-Nevada Corp. (a) 21,044 4,391,011
George Weston Ltd. (a) 49,771 3,572,493
Hudbay Minerals, Inc. (a) 76,597 1,808,732
iA Financial Corp., Inc. (a) 35,667 4,924,850
IGM Financial, Inc. (a) 65,428 3,652,804
Intact Financial Corp. (a) 24,694 5,096,549
Kinross Gold Corp. (a) 405,585 9,603,063
Loblaw Cos. Ltd. (a) 73,746 3,345,544
Lundin Gold, Inc. (a) 151,834 8,190,953
LunR Royalties Corp. * 31,709 422,563
Magna International, Inc. (a) 159,219 10,469,779
Manulife Financial Corp. (a) 307,091 12,454,696
Nutrien Ltd. (a) 93,008 5,859,520
Onex Corp. (a) 35,799 2,677,132
Open Text Corp. (a)(b) 140,139 3,101,684
Pan American Silver Corp. (a) 80,038 3,588,095
Pembina Pipeline Corp. (a) 85,966 3,977,500
Quebecor, Inc., Class B (a) 93,695 4,471,859
Royal Bank of Canada (a)(b) 64,020 13,256,755
Saputo, Inc. (a) 70,479 2,041,444
Sun Life Financial, Inc. (a)(b) 55,147 4,329,715
Suncor Energy, Inc. (a) 206,018 11,083,500
Toromont Industries Ltd. (a) 15,854 2,607,065

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - 9.8% (continued)
Toronto-Dominion Bank (The) (a) 92,427 11,237,872
Whitecap Resources, Inc. (a) 157,741 1,638,304
250,399,015
Chile - 0 .0% †
Banco Santander Chile, ADR (a)(b) 495 16,300
Sociedad Quimica y Minera de
Chile SA, ADR (a) 7,994 591,876
608,176
China - 0 .7%
BOC Hong Kong Holdings Ltd. (2)
(a) 634,000 3,440,425
Wilmar International Ltd. (2) 1,284,500 3,584,889
Yangzijiang Shipbuilding Holdings
Ltd. (2) 3,753,400 9,957,040
16,982,354
Denmark - 1 .3%
Danske Bank A/S (2)(a) 94,595 5,070,536
Genmab A/S (2)*(a) 5,426 1,487,551
ISS A/S (2)(a) 198,123 8,110,578
Jyske Bank A/S (Registered) (2)(a) 31,418 4,546,100
Orsted A/S (2)*(a)(c) 49,994 1,123,847
Pandora A/S (2)(a) 23,632 2,715,000
ROCKWOOL A/S, Class B (2)(a) 101,177 3,245,139
Vestas Wind Systems A/S (2)(a) 176,700 5,002,977
Zealand Pharma A/S (2)*(a) 64,630 2,868,962
34,170,690
Finland - 1 .1%
Elisa OYJ (2)(a) 15,337 643,649
Fortum OYJ (2)(a) 349,331 8,081,599
Kone OYJ, Class B (2)(a) 54,738 3,113,772
Nokia OYJ (2)(a) 404,305 5,391,904
Nordea Bank Abp (2)(a) 198,796 3,772,534
Valmet OYJ (2)(a) 60,096 1,451,688
Wartsila OYJ Abp (2)(a) 128,264 4,898,681
27,353,827
France - 5 .7%
Alstom SA (2)*(a) 2,897 50,612
Amundi SA (2)(a)(b)(c) 47,481 4,557,891
Arkema SA (2)(a) 22,079 1,392,744
BNP Paribas SA (2)(a) 209,085 24,419,697
Bouygues SA (2)(a) 223,341 12,472,203
Bureau Veritas SA (2)(a) 2 61
Carrefour SA (2)(a) 217,588 4,039,518
Cie de Saint-Gobain SA (2)(a)(b) 57,474 5,211,879
Credit Agricole SA (2)(a) 661,063 13,296,016
Dassault Aviation SA (2)(a) 11,159 3,665,550
Eiffage SA (2)(a) 106,009 15,636,872
Elis SA (2)(a) 20,266 627,782
Engie SA (2)(a)(b) 157,051 4,943,106
Forvia SE (2)*(a) 104,039 1,041,641
Gaztransport Et Technigaz SA (2)
(a)(b) 16,498 3,496,319
Ipsen SA (2)(a) 18,137 3,495,347
Orange SA (2)(a) 252,242 4,756,979
Rexel SA (2)(a) 132,289 5,795,651
INVESTMENTS SHARES VALUE ($)
France - 5.7% (continued)
Safran SA (2)(a) 25,983 10,239,408
Societe Generale SA (2)(a) 151,585 13,416,814
Sodexo SA (2)(a) 1,333 77,102
SPIE SA (2)(a) 9,339 537,665
Technip Energies NV (2)(a)(b) 31,726 1,199,287
Teleperformance SE (2)(a) 26,725 1,405,211
TotalEnergies SE (2)(a) 30,778 2,379,925
Valeo SE (2)(a) 217,184 3,191,472
Vinci SA (2)(a) 32,391 4,730,645
Vivendi SE (2)(a) 201,069 496,630
146,574,027
Germany - 6 .1%
Allianz SE (Registered) (2)(a) 17,355 8,214,956
Aroundtown SA (2)*(a) 558,653 1,485,142
Aurubis AG (2)(a) 33,345 6,911,516
Bayer AG (Registered) (2)(a) 181,015 10,011,614
Bechtle AG (2)(a) 41,131 1,460,832
Brenntag SE (2)(a) 28,634 1,741,157
Commerzbank AG (2)(a) 18,948 807,084
Continental AG (2)(a) 63,539 5,257,543
Deutsche Bank AG (Registered)
(2)(a) 348,833 11,813,928
Deutsche Lufthansa AG
(Registered) (2)(a) 877,153 10,051,166
Deutsche Post AG (2)(a) 120,345 7,316,548
Evonik Industries AG (2)(a) 223,679 4,058,766
Freenet AG (2)(a) 60,251 1,553,034
Fresenius Medical Care AG (2)(a) 110,431 4,999,296
GEA Group AG (2)(a) 25,345 1,740,337
Hannover Rueck SE (2)(a) 4,250 1,176,978
Heidelberg Materials AG (2)(a) 33,365 6,365,042
HOCHTIEF AG (2)(a) 2,893 1,676,922
HUGO BOSS AG (2)(a) 80,305 3,449,979
KION Group AG (2)(a) 48,798 2,166,203
Knorr-Bremse AG (2)(a) 29,782 3,465,426
Mercedes-Benz Group AG (2)(a) 34,969 1,758,895
Nordex SE (2)*(a) 96,056 5,067,959
Rational AG (2)(a) 938 687,166
RWE AG (2)(a) 111,352 7,201,139
Schaeffler AG (2)(a) 65,215 634,770
Siemens Energy AG (2)(a) 178,312 33,993,671
Talanx AG (2)(a) 38,216 4,833,734
Zalando SE (2)*(a)(c) 187,653 5,437,443
155,338,246
Hong Kong - 0 .6%
CK Asset Holdings Ltd. (2)(a) 131,872 745,004
CLP Holdings Ltd. (2)(a) 58,000 542,115
Sun Hung Kai Properties Ltd. (2)(a) 303,500 4,368,375
Swire Pacific Ltd., Class A (2)(a) 53,500 558,833
WH Group Ltd. (2)(a)(c) 7,730,500 8,196,770
Wharf Real Estate Investment Co.
Ltd. (2)(a) 3,000 8,193
14,419,290
Italy - 3 .7%
A2A SpA (2)(a) 1,481,929 3,822,143
Azimut Holding SpA (2)(a) 148,384 6,027,129
BPER Banca SpA (2)(a)(b) 500,405 7,861,916

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - 3.7% (continued)
Coca-Cola HBC AG (2)(a)(b) 120,617 7,862,520
De' Longhi SpA (2)(a) 13,696 581,772
Eni SpA (2)(a) 281,894 6,613,703
Generali (2)(a)(b) 179,668 8,759,336
Hera SpA (2)(a) 722,309 3,012,795
Italgas SpA (a)(b) 385,782 4,467,452
Leonardo SpA (2)(a) 216,632 11,631,052
Nexi SpA (2)(a)(c) 463,802 1,877,664
Pirelli & C SpA (2)*(a)(c) 73,312 555,224
Poste Italiane SpA (2)(a) 90,506 2,962,573
Saipem SpA (2)(a) 2,601,578 13,079,419
Technoprobe SpA (2)*(a) 3,878 155,609
Unipol Assicurazioni SpA (2)(a) 601,480 16,811,656
96,081,963
Ivory Coast - 0 .1%
Endeavour Mining plc (2)(a) 32,894 1,611,182
Japan - 17 .3%
ABC-Mart, Inc. (a) 46,700 804,350
Advantest Corp. (2)(a) 87,400 17,980,665
Aeon Co. Ltd. (2)(a)(b) 81,900 677,325
AGC, Inc. (2)(a) 25,300 1,093,197
Aisin Corp. (2)(a) 111,000 1,507,013
Allegro MicroSystems, Inc. *(a)(b) 17,163 1,194,888
ALSOK Co. Ltd. (2)(a) 53,200 350,370
Asahi Group Holdings Ltd. (2)(a) 167,300 1,590,464
Asahi Intecc Co. Ltd. (2)(a) 27,200 637,734
Asahi Kasei Corp. (2)(a) 319,200 3,550,171
Asics Corp. (2)(a) 17,500 475,977
Astellas Pharma, Inc. (2)(a) 573,700 7,674,193
Azbil Corp. (2)(a)(b) 48,300 514,378
Bandai Namco Holdings, Inc. (2)(a) 125,900 2,918,499
BayCurrent, Inc. (2)(a) 67,200 2,508,065
Brother Industries Ltd. (2)(a) 134,300 3,055,154
Canon, Inc. (2)(a) 13,000 332,935
Central Japan Railway Co. (2)(a) 289,900 6,187,925
Chubu Electric Power Co., Inc. (2)
(a) 422,500 7,982,867
Chugai Pharmaceutical Co. Ltd. (2)
(a) 36,600 1,690,671
Concordia Financial Group Ltd. (2)
(a) 65,800 708,631
Dai Nippon Printing Co. Ltd. (2)(a) 220,900 4,053,178
Daiichi Life Group, Inc. (2)(a) 571,000 6,234,605
Daito Trust Construction Co. Ltd.
(2)(a) 100,800 1,925,608
Dentsu Group, Inc. (2)*(a) 6,700 128,192
Disco Corp. (2)(a) 6,600 3,433,544
ENEOS Holdings, Inc. (2)(a) 1,071,500 7,931,638
Hikari Tsushin, Inc. (2)(a) 2,300 505,391
Hirose Electric Co. Ltd. (2)(a) 12,100 2,172,842
Hitachi Construction Machinery Co.
Ltd. (2)(a) 92,600 3,035,760
Hoya Corp. (2)(a) 11,800 1,903,356
Idemitsu Kosan Co. Ltd. (2)(a) 582,200 4,300,898
Iida Group Holdings Co. Ltd. (2)(a) 167,600 2,260,385
Inpex Corp. (2)(a) 462,800 9,338,485
Iyogin Holdings, Inc. (2)(a) 15,900 311,255
Japan Post Bank Co. Ltd. (2)(a) 506,500 9,639,886
INVESTMENTS SHARES VALUE ($)
Japan - 17.3% (continued)
Japan Post Holdings Co. Ltd. (2)(a) 378,100 5,082,104
Japan Post Insurance Co. Ltd. (2)
(a)(b) 569,500 5,383,144
Japan Real Estate Investment
Corp., REIT (2)(a) 586 417,846
JFE Holdings, Inc. (2)(a) 257,400 2,485,067
Kansai Electric Power Co., Inc.
(The) (2)(a) 406,000 5,737,532
Kao Corp. (2)(a) 72,400 1,434,873
Kawasaki Kisen Kaisha Ltd. (2)(a) 184,000 2,820,265
Keyence Corp. (2)(a) 5,100 2,577,986
Kinden Corp. (2)(a) 125,300 6,185,143
Kioxia Holdings Corp. (2)*(a) 11,900 6,916,636
Kirin Holdings Co. Ltd. (2)(a) 184,300 3,178,473
Kobe Steel Ltd. (2)(a) 214,900 2,492,710
Konami Group Corp. (2)(a) 3,000 328,641
Kyocera Corp. (2)(a) 143,200 3,175,894
Kyowa Kirin Co. Ltd. (2)(a) 45,300 720,986
Kyushu Electric Power Co., Inc. (2)
(a) 220,500 2,235,104
LY Corp. (2)(a) 622,000 1,655,491
Makita Corp. (2)(a) 106,300 3,822,680
MatsukiyoCocokara & Co. (a) 39,500 583,408
Mazda Motor Corp. (2)(a) 664,700 4,445,566
Medipal Holdings Corp. (2)(a) 54,500 883,026
MEIJI Holdings Co. Ltd. (2)(a) 51,600 1,198,676
MINEBEA MITSUMI, Inc. (2)(a) 34,600 1,026,335
Mitsubishi Chemical Group Corp.
(2)(a) 736,100 5,165,171
Mitsubishi Electric Corp. (2)(a) 103,000 3,777,474
Mitsubishi HC Capital, Inc. (2)(a) 404,000 3,281,709
Mitsui & Co. Ltd. (2)(a) 63,400 1,770,317
Mitsui Chemicals, Inc. (2)(a) 134,800 1,786,715
Mitsui Fudosan Co. Ltd. (2)(a) 127,700 1,183,578
MS&AD Insurance Group Holdings,
Inc. (2)(a) 124,200 3,219,260
Murata Manufacturing Co. Ltd. (2)
(a) 177,400 12,734,624
Nexon Co. Ltd. (2)(a) 166,800 2,216,787
NGK Corp. (2)(a) 96,700 4,557,392
NIDEC Corp. (2)*(a) 166,200 2,731,784
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 158,500 4,938,530
Nippon Steel Corp. (2)(a) 1,078,900 3,574,540
Nippon Yusen KK (2)(a) 176,800 5,718,487
Nitto Denko Corp. (2)(a) 307,700 6,053,623
Nomura Holdings, Inc. (2)(a) 887,100 7,788,677
Nomura Real Estate Holdings, Inc.
(2)(a) 71,900 414,354
Nomura Real Estate Master Fund,
Inc., REIT (2)(a) 269 251,373
Obayashi Corp. (2)(a) 142,200 2,873,654
Obic Co. Ltd. (2)(a) 166,000 3,898,481
Oji Holdings Corp. (2)(a) 1,330,700 6,537,156
Ono Pharmaceutical Co. Ltd. (2)(a) 341,581 5,021,057
Open House Group Co. Ltd. (2)(a) 52,600 2,746,653
ORIX Corp. (2)(a) 72,400 2,757,827
Orix JREIT, Inc., REIT (2)(a) 1,006 604,102
Osaka Gas Co. Ltd. (2)(a) 287,900 9,700,340
Otsuka Corp. (2)(a) 94,600 1,619,591

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 17.3% (continued)
Otsuka Holdings Co. Ltd. (2)(a) 108,100 7,195,049
Pan Pacific International Holdings
Corp. (2)(a) 111,900 567,170
Panasonic Holdings Corp. (2)(a) 514,500 14,474,628
Renesas Electronics Corp. (2)(a) 143,000 4,414,246
Ricoh Co. Ltd. (2)(a) 222,500 1,938,569
Rohm Co. Ltd. (2)(a) 15,000 507,218
Ryohin Keikaku Co. Ltd. (2)(a) 191,300 4,181,444
Sanwa Holdings Corp. (2)(a) 62,100 1,455,884
SCREEN Holdings Co. Ltd. (2)(a) 71,000 7,964,556
Seiko Epson Corp. (2)(a) 83,100 1,390,926
Sekisui Chemical Co. Ltd. (2)(a) 225,400 3,614,390
Shimamura Co. Ltd. (2)(a) 323,100 6,653,255
Shimizu Corp. (2)(a) 100 1,584
Shionogi & Co. Ltd. (2)(a) 305,100 5,213,098
Skylark Holdings Co. Ltd. (2)(a) 70,100 1,210,492
Sompo Holdings, Inc. (2)(a) 68,000 2,583,339
Square Enix Holdings Co. Ltd. (2)
(a) 455,600 6,767,195
Subaru Corp. (2)(a) 244,800 3,581,497
Sumitomo Corp. (2)(a) 760,000 7,304,875
Sumitomo Mitsui Trust Group, Inc.
(2)(a) 153,900 5,746,622
Suntory Beverage & Food Ltd. (2)
(a) 175,500 4,890,519
Takeda Pharmaceutical Co. Ltd.
(2)(a) 88,500 2,820,906
TBS Holdings, Inc. (2)(a) 67,500 2,603,124
TIS, Inc. (2)(a) 72,700 1,422,687
Toho Co. Ltd. (a) 164,000 1,311,738
Tokyo Century Corp. (2)(a) 178,200 2,747,187
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 2,393,300 6,838,579
Tokyo Electron Ltd. (2)(a) 6,300 3,054,581
Tokyo Gas Co. Ltd. (2)(a) 150,800 5,710,160
Tokyu Fudosan Holdings Corp. (2)
(a) 214,500 1,718,625
TOPPAN Holdings, Inc. (2)(a) 101,900 3,231,026
Toray Industries, Inc. (2)(a) 433,200 3,034,409
Tosoh Corp. (2)(a) 283,700 5,152,281
TOTO Ltd. (2)(a) 34,300 1,836,771
Toyo Suisan Kaisha Ltd. (2)(a)(b) 36,100 2,312,140
Toyota Tsusho Corp. (2)(a) 245,700 9,145,483
Yamazaki Baking Co. Ltd. (2)(a) 90,600 1,779,516
Yokogawa Electric Corp. (2)(a) 66,700 2,344,051
Zensho Holdings Co. Ltd. (2)(a)(b) 17,000 846,354
ZOZO, Inc. (a) 224,000 1,582,927
443,470,438
Mexico - 0 .1%
Fresnillo plc (2)(a)(b) 93,944 3,421,186
Grupo Aeroportuario del Sureste
SAB de CV, ADR (a) 699 214,383
3,635,569
Netherlands - 2 .4%
Aalberts NV (2)(a) 26,961 1,203,722
ABN AMRO Bank NV, CVA (2)(a)
(b)(c) 284,516 12,100,989
Akzo Nobel NV (2)(a) 8,273 562,613
INVESTMENTS SHARES VALUE ($)
Netherlands - 2.4% (continued)
Arcadis NV (2)(a) 11,269 433,135
Argenx SE (2)*(a) 4,117 3,815,900
ASM International NV (2)(a) 3,583 4,120,384
ASML Holding NV (2)(a) 5,809 11,502,842
BE Semiconductor Industries NV
(2)(a) 7,791 2,572,995
Koninklijke Ahold Delhaize NV (a) 245,021 9,860,226
Koninklijke KPN NV (2)(a) 339,548 1,676,953
NN Group NV (2)(a) 148,985 13,061,349
60,911,108
New Zealand - 0 .1%
Xero Ltd. (2)*(a) 51,478 2,587,923
Norway - 1 .1%
Equinor ASA (2)(a) 372,785 11,755,172
Frontline plc (a) 54,427 1,888,188
Kongsberg Gruppen ASA (a) 241,798 7,286,795
Kongsberg Maritime A/S *(a) 154,312 798,803
Norsk Hydro ASA (2)(a) 690,935 6,252,121
Vend Marketplaces ASA (2)(a) 44,479 1,070,600
29,051,679
Portugal - 0 .2%
Banco Comercial Portugues SA,
Class R (2) 553,138 654,469
EDP SA (2) 612,342 3,198,825
3,853,294
Singapore - 1 .1%
Genting Singapore Ltd. (2) 11,033,200 5,210,484
Oversea-Chinese Banking Corp.
Ltd. (2) 584,200 11,211,201
Singapore Airlines Ltd. (2) 425,100 2,528,006
United Overseas Bank Ltd. (2) 320,500 9,869,744
28,819,435
South Africa - 0 .1%
Gold Fields Ltd., ADR (a)(b) 33,898 1,138,634
Harmony Gold Mining Co. Ltd.,
ADR (a)(b) 69,476 1,056,730
Sibanye Stillwater Ltd., ADR (a)(b) 10,074 85,528
2,280,892
Spain - 2 .7%
Acciona SA (2)(a) 7,017 2,223,171
ACS Actividades de Construccion y
Servicios SA (2)(a) 85,424 12,562,186
Aena SME SA (2)(a)(c) 105,019 3,200,206
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 455,667 11,472,241
Banco Santander SA (2)(a) 1,166,903 16,196,445
CaixaBank SA (2)(a) 116,756 1,654,219
Enagas SA (a) 29,677 575,096
Endesa SA (2)(a) 41,395 1,880,831
Mapfre SA (2)(a) 522,542 2,587,158
Naturgy Energy Group SA (2)(a) 77,844 2,439,958
Repsol SA (2)(a) 560,408 14,001,575
68,793,086

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - 2 .9%
Boliden AB (2)(a) 99,136 5,601,534
Elekta AB, Class B (2)(a) 168,172 857,541
Embracer Group AB (2)*(a) 384,808 2,505,432
Essity AB, Class B (2)(a)(b) 237,795 6,732,874
Evolution AB (2)*(a)(c) 34,926 2,397,487
Getinge AB, Class B (2)(a) 52,643 1,076,460
H & M Hennes & Mauritz AB, Class
B (2)(a) 222,170 3,821,734
Husqvarna AB, Class B (2)(a) 115,859 450,126
Indutrade AB (2)(a) 36,043 745,841
Sandvik AB (2)(a) 92,623 3,824,881
Securitas AB, Class B (2)(a) 314,494 5,164,835
Skandinaviska Enskilda Banken AB,
Class A (2)(a) 129,393 2,576,348
Skanska AB, Class B (2)(a) 104,196 2,787,436
SKF AB, Class B (2)(a) 175,761 4,514,742
SSAB AB, Class B (2)(a) 427,579 3,953,916
Swedbank AB, Class A (2)(a) 94,531 3,531,287
Swedish Orphan Biovitrum AB
(2)*(a) 15,580 742,656
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 1,857,926 20,836,081
Telia Co. AB (2)(a) 325,848 1,587,154
Trelleborg AB, Class B (2)(a) 40,049 1,668,599
75,376,964
Switzerland - 3 .7%
ABB Ltd. (Registered) (2)(a) 133,118 14,480,488
Adecco Group AG (Registered) (2)
(a) 198,065 3,654,814
Avolta AG (2)*(a) 25,657 1,714,068
BKW AG (2)(a) 20,095 3,378,884
Flughafen Zurich AG (Registered)
(2)(a) 18,960 5,865,035
Geberit AG (Registered) (2)(a) 11,491 7,668,137
Georg Fischer AG (Registered) (2)
(a) 19,095 988,875
Givaudan SA (Registered) (2)(a) 1,195 5,054,564
Helvetia Baloise Holding AG (2)(a) 11,213 2,891,813
Logitech International SA
(Registered) (2)(a) 122,176 11,461,156
Schindler Holding AG (2)(a) 27,002 8,951,072
SGS SA (Registered) (2)(a) 60,984 7,071,885
Sonova Holding AG (Registered)
(2)(a) 9,983 2,369,395
Swiss Prime Site AG (Registered)
(2)(a)(b) 17,693 2,887,080
Swisscom AG (Registered) (2)(a) 4,014 3,096,103
TE Connectivity plc (a) 30,515 6,152,129
Tecan Group AG (Registered) (2)
(a)(b) 9,741 1,948,258
Temenos AG (Registered) (2)(a) 52,881 4,326,199
93,959,955
Turkiye - 0 .1%
Eldorado Gold Corp. (a)(b) 52,508 1,634,199
INVESTMENTS SHARES VALUE ($)
United Kingdom - 8 .0%
Aberdeen Group plc (2)(a)(b) 192,211 607,473
Autotrader Group plc (2)(a)(c) 294,512 1,950,207
B&M European Value Retail plc (2)
(a) 586,118 1,517,301
Barclays plc (2)(a) 2,604,098 17,450,061
Barratt Redrow plc (2)(a)(b) 627,828 2,341,400
British American Tobacco plc (2)(a) 81,890 5,067,597
British Land Co. plc (The), REIT
(2)(a) 10 55
BT Group plc (2)(a) 3,832,695 9,669,035
Centrica plc (a) 5,966,619 13,521,790
CK Hutchison Holdings Ltd. (2)(a) 806,000 6,831,363
DCC plc (2)(a) 68,470 5,666,963
easyJet plc (2)(a)(b) 795,533 5,884,596
Entain plc (2)(a) 74,960 555,476
Games Workshop Group plc (2)(a) 2,750 787,999
GSK plc (2)(a) 132,767 3,485,519
Harbour Energy plc (2)(a) 439,037 1,243,834
Howden Joinery Group plc (2)(a) 172,695 1,919,849
Imperial Brands plc (2)(a) 155,300 5,739,712
Inchcape plc (a) 70,110 717,010
International Consolidated Airlines
Group SA (2)(a) 860,260 5,461,053
Investec plc (2)(a) 124,474 990,583
J Sainsbury plc (2)(a)(b) 558,807 2,371,358
JD Sports Fashion plc (2)(a) 3,122,972 3,510,120
Kingfisher plc (2)(a) 1,975,642 7,417,889
Lloyds Banking Group plc (2)(a) 3,121,585 4,568,527
Marks & Spencer Group plc (2)(a) 1,201,964 5,933,301
NatWest Group plc (2)(a) 945,717 8,344,963
Next plc (2)(a) 13,002 2,508,643
Pearson plc (2)(a)(b) 189,681 3,014,288
Rightmove plc (2)(a) 828,875 4,821,737
Rolls-Royce Holdings plc (2)(a) 751,510 14,406,178
Smith & Nephew plc (2)(a) 132,403 1,913,514
St James's Place plc (2)(a)(b) 251,228 4,039,386
Standard Chartered plc (2)(a)(b) 551,718 14,919,874
TechnipFMC plc (a) 193,470 12,827,061
Tesco plc (2)(a) 930,792 5,674,202
United Utilities Group plc (2)(a) 22,859 396,650
Vodafone Group plc (2)(a) 13,088,418 17,323,339
Weir Group plc (The) (2)(a) 1 32
205,399,938
United States - 132 .1%
3M Co. (a) 37,869 6,131,370
A O Smith Corp. (a)(b) 92,268 5,787,049
AbbVie, Inc. (a) 103,287 25,991,141
Abercrombie & Fitch Co., Class A
*(a) 39,411 3,547,384
Accenture plc, Class A (a) 114,049 14,192,258
Acerinox SA (2)(a) 49,471 867,288
Acuity, Inc. (a) 14,273 5,376,068
Adobe, Inc. *(a) 139,200 28,538,783
ADT, Inc. (a) 824,166 5,357,079
Advanced Drainage Systems, Inc.
(a)(b) 42,513 6,672,840
Advanced Energy Industries, Inc.
(a)(b) 13,954 5,203,028
AECOM (a) 38,640 2,697,072

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 132.1% (continued)
AGCO Corp. (a) 51,004 6,105,179
Airbnb, Inc., Class A *(a)(b) 144,098 20,620,424
Albemarle Corp. (a) 58,044 7,837,681
Albertsons Cos., Inc., Class A (a)(b) 192,569 2,605,459
Alcoa Corp. (a) 88,484 4,613,556
Align Technology, Inc. *(a) 19,550 3,297,303
Allegion plc (a) 3,947 554,514
Allison Transmission Holdings, Inc.
(a) 15,902 1,792,791
Allstate Corp. (The) (a) 38,835 9,240,400
Ally Financial, Inc. (a) 31,510 1,447,885
Alnylam Pharmaceuticals, Inc. *(a)
(b) 9,241 2,781,818
Altria Group, Inc. (a)(b) 381,331 27,436,765
Amdocs Ltd. (a) 90,657 4,581,805
American Electric Power Co., Inc.
(a) 18,272 2,499,792
American Healthcare REIT, Inc.,
REIT (a) 22,520 1,174,418
American International Group, Inc.
(a) 8,992 670,174
Ameriprise Financial, Inc. (a) 41,102 18,855,954
Amgen, Inc. (a)(b) 3,726 1,349,259
Amphenol Corp., Class A (a) 54,056 9,531,154
Analog Devices, Inc. (a)(b) 6,605 2,623,308
Antero Resources Corp. *(a) 44,175 1,552,310
AP Moller - Maersk A/S, Class B (a) 1,922 4,565,802
APA Corp. (a) 173,150 5,639,496
API Group Corp. *(a)(b) 8 339
Appfolio, Inc., Class A *(a)(b) 1,613 258,645
Applied Industrial Technologies,
Inc. (a) 8,407 2,842,827
Applied Materials, Inc. (a) 6,946 5,021,958
AppLovin Corp., Class A *(a)(b) 7,225 3,722,537
Aramark (a) 115,737 6,585,435
Archer-Daniels-Midland Co. (a)(b) 86,495 6,608,218
Arista Networks, Inc. *(a) 146,503 24,887,930
Armstrong World Industries, Inc. (a) 11,018 1,767,508
Arrow Electronics, Inc. *(a)(b) 19,904 4,247,713
Associated Banc-Corp. (a)(b) 16,206 498,659
Assurant, Inc. (a)(b) 29,076 7,807,778
Assured Guaranty Ltd. (a) 16,473 1,320,476
Astera Labs, Inc. *(a)(b) 3,158 1,525,377
AT&T, Inc. (a) 613,058 12,690,301
ATI, Inc. *(a) 22,981 4,529,555
Atlassian Corp., Class A *(a) 175,119 13,622,507
Autodesk, Inc. *(a) 70,515 13,709,526
Automatic Data Processing, Inc. (a) 58,264 13,048,223
AutoNation, Inc. *(a) 6,499 1,207,449
Avient Corp. (a)(b) 44,091 1,629,603
Avnet, Inc. (a) 153,158 13,603,494
Axis Capital Holdings Ltd. (a) 44,947 4,829,106
Bank of New York Mellon Corp.
(The) (a) 89,270 12,909,335
Bank OZK (a)(b) 104,156 5,425,486
Bath & Body Works, Inc. (a) 319,609 7,392,556
Becton Dickinson & Co. (a) 38,135 5,770,970
Belden, Inc. (a)(b) 6,399 767,304
Best Buy Co., Inc. (a) 219,355 16,644,657
Biogen, Inc. *(a) 74,303 16,053,906
INVESTMENTS SHARES VALUE ($)
United States - 132.1% (continued)
BioMarin Pharmaceutical, Inc. *(a) 135,586 7,758,231
Bio-Rad Laboratories, Inc., Class
A *(a)(b) 27,762 8,151,201
Black Hills Corp. (a)(b) 53,235 3,960,684
Bloom Energy Corp., Class A *(a)(b) 21,435 6,488,375
BOK Financial Corp. (a) 15,198 2,110,698
Booking Holdings, Inc. (a) 200,049 35,656,733
Booz Allen Hamilton Holding Corp.,
Class A (a) 73,604 4,465,555
BorgWarner, Inc. (a) 112,963 7,500,743
Boston Beer Co., Inc. (The), Class
A *(a) 22,753 4,027,964
BP plc (2)(a) 278,230 1,714,939
Brink's Co. (The) (a)(b) 17,295 1,634,205
Bristol-Myers Squibb Co. (a) 238,651 13,751,071
Brixmor Property Group, Inc., REIT
(a) 94,486 2,979,144
Buzzi SpA (2)(a)(b) 85,528 4,380,958
Cabot Corp. (a)(b) 19,053 1,730,393
Capital One Financial Corp. (a) 6,412 1,286,375
Cardinal Health, Inc. (a) 82,456 19,588,247
Carlisle Cos., Inc. (a)(b) 16,004 5,805,451
Carnival Corp. Ltd. (a) 102,892 2,939,624
Carpenter Technology Corp. (a) 8,293 5,115,454
Caterpillar, Inc. (a) 3,872 4,123,293
Cboe Global Markets, Inc. (a)(b) 38,503 9,343,523
CDW Corp. (a) 54,454 7,658,411
Centene Corp. *(a) 572,871 36,772,588
CF Industries Holdings, Inc. (a)(b) 37,488 4,058,451
CH Robinson Worldwide, Inc. (a)(b) 59,695 11,242,956
Charles River Laboratories
International, Inc. *(a)(b) 17,452 3,957,939
Charles Schwab Corp. (The) (a) 92,002 8,489,025
Charter Communications, Inc.,
Class A *(a)(b) 33,119 4,709,853
Chewy, Inc., Class A *(a)(b) 701,595 13,786,342
Chubb Ltd. (a) 20,879 7,114,310
Ciena Corp. *(a)(b) 24,848 12,189,435
Cigna Group (The) (a) 20,075 5,534,276
Cincinnati Financial Corp. (a) 18,236 3,376,213
Cintas Corp. (a) 10,070 1,712,706
Cirrus Logic, Inc. *(a)(b) 101,226 15,035,098
Citizens Financial Group, Inc. (a) 114,540 8,025,818
Clarivate plc *(a)(b) 294,775 636,714
CME Group, Inc. (a) 8,213 1,813,677
CNA Financial Corp. (a) 43,212 2,100,535
CNO Financial Group, Inc. (a) 149,069 7,599,538
CNX Resources Corp. *(a)(b) 73,808 2,504,305
Coca-Cola Consolidated, Inc. (a) 49,768 9,501,707
Cognex Corp. (a)(b) 99,046 7,172,911
Cognizant Technology Solutions
Corp., Class A (a) 188,913 7,316,600
Colgate-Palmolive Co. (a) 42,716 3,916,203
Columbia Sportswear Co. (a) 22,726 1,404,921
Comcast Corp., Class A (a) 696,836 17,107,324
Comfort Systems USA, Inc. (a) 6,658 13,195,823
Commercial Metals Co. (a) 68,437 4,294,422
Concentrix Corp. (a)(b) 63,175 1,415,436
Consolidated Edison, Inc. (a)(b) 8,569 947,988

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 132.1% (continued)
Constellation Brands, Inc., Class A
(a)(b) 9,407 1,308,420
COPT Defense Properties, REIT (a) 90,352 3,287,909
Corebridge Financial, Inc. (a)(b) 127,829 3,659,744
Corteva, Inc. (a)(b) 89,507 7,580,348
Costco Wholesale Corp. (a) 5,423 5,073,054
Coty, Inc., Class A *(a)(b) 88,316 190,763
Cousins Properties, Inc., REIT (a) 17 510
Credo Technology Group Holding
Ltd. *(a)(b) 10,468 2,846,773
Crocs, Inc. *(a)(b) 44,004 5,308,643
Crown Holdings, Inc. (a) 67,548 7,553,217
CubeSmart, REIT (a) 23,135 920,079
Cummins, Inc. (a) 7,090 5,056,659
Curtiss-Wright Corp. (a) 16,457 12,470,456
CVS Health Corp. (a) 20,057 2,074,897
Danaher Corp. (a) 26,488 5,045,434
Darling Ingredients, Inc. *(a) 123,309 6,735,138
Datadog, Inc., Class A *(a) 34,448 8,968,881
Deckers Outdoor Corp. *(a) 156,776 15,566,289
Dell Technologies, Inc., Class C (a) 20,063 8,656,382
Delta Air Lines, Inc. (a) 25,526 2,390,765
Devon Energy Corp. (a)(b) 15,498 640,377
Dexcom, Inc. *(a) 87,914 5,921,008
Dillard's, Inc., Class A (a) 7,902 4,175,575
Docusign, Inc., Class A *(a) 128,123 5,691,224
Dolby Laboratories, Inc., Class A
(a)(b) 42,699 2,245,113
Dollar General Corp. (a) 6 691
Dollar Tree, Inc. *(a)(b) 38,840 4,697,698
Domino's Pizza, Inc. (a) 31,449 9,310,162
Donaldson Co., Inc. (a)(b) 33,500 3,007,295
DoubleVerify Holdings, Inc. *(a) 143,804 1,558,835
Dow, Inc. (a)(b) 91,422 2,501,306
DraftKings, Inc., Class A *(a)(b) 144,847 3,658,835
Dropbox, Inc., Class A *(a) 324,490 8,913,740
Duolingo, Inc., Class A *(a)(b) 6,793 781,331
DuPont de Nemours, Inc. 54,589 7,404,452
DXC Technology Co. *(a)(b) 437,634 3,873,061
East West Bancorp, Inc. (a) 16,165 2,086,740
eBay, Inc. (a) 79,976 8,937,318
Edison International (a) 124,757 9,288,159
Edwards Lifesciences Corp. *(a) 58,998 5,336,959
Elanco Animal Health, Inc. *(a)(b) 79,048 1,945,371
Elastic NV *(a) 74,690 4,258,824
Element Solutions, Inc. (a)(b) 110,614 5,281,819
Elevance Health, Inc. (a) 7,528 2,911,303
EMCOR Group, Inc. (a) 6,269 5,202,518
EnerSys (a) 19,203 4,490,045
Entergy Corp. (a) 37,632 4,322,412
Envista Holdings Corp. *(a) 273,987 7,219,557
EOG Resources, Inc. (a) 56,904 7,382,156
EPAM Systems, Inc. *(a)(b) 9,208 730,655
EPR Properties, REIT (a) 47,906 2,779,027
Equinix, Inc., REIT (a) 4,960 5,170,254
Equity Residential, REIT (a) 58,065 3,944,355
Essent Group Ltd. (a) 20,950 1,346,666
Estee Lauder Cos., Inc. (The),
Class A (a)(b) 94,754 7,480,828
Etsy, Inc. *(a)(b) 245,482 18,492,159
INVESTMENTS SHARES VALUE ($)
United States - 132.1% (continued)
Euronet Worldwide, Inc. *(a)(b) 28,586 2,092,209
Evercore, Inc., Class A (a) 47,861 16,341,660
Everest Group Ltd. (a) 21,577 7,707,952
Evergy, Inc. (a)(b) 27,530 2,379,418
Everpure, Inc., Class A *(a)(b) 91,867 7,238,201
Eversource Energy (a) 109,614 7,921,804
Everus Construction Group, Inc.
*(a)(b) 8,352 1,386,014
Exelixis, Inc. *(a) 357,423 19,447,385
Exelon Corp. (a)(b) 124,048 5,783,118
ExlService Holdings, Inc. *(a) 34,834 900,807
Expand Energy Corp. (a) 103,223 9,412,905
Expedia Group, Inc. (a)(b) 127,561 32,640,308
Expeditors International of
Washington, Inc. (a)(b) 41,378 6,743,786
Exponent, Inc. (a) 48,281 2,836,992
F5, Inc. *(a) 18,154 7,551,338
FactSet Research Systems, Inc. (a) 16,559 3,809,895
Fastenal Co. (a)(b) 63,084 3,029,925
Federated Hermes, Inc., Class B
(a)(b) 183,485 10,132,042
FedEx Corp. (a) 19,507 6,108,227
Fedex Freight Holding Co., Inc. *(a) 9,753 1,472,703
Ferguson Enterprises, Inc. (a)(b) 10,711 2,542,042
Fidelity National Financial, Inc. (a) 20,828 982,248
Fidelity National Information
Services, Inc. (a) 146,209 5,684,606
First American Financial Corp. (a) 33,171 2,275,199
First Financial Bankshares, Inc. (a)
(b) 58,509 2,024,411
First Hawaiian, Inc. (a) 143,640 4,208,652
First Horizon Corp. (a) 68,301 1,751,238
First Industrial Realty Trust, Inc.,
REIT (a) 38,543 2,363,071
FirstCash Holdings, Inc. (a) 20,762 4,491,236
FirstEnergy Corp. (a)(b) 14,729 700,217
Fiserv, Inc. *(a)(b) 22,833 1,119,959
Five Below, Inc. *(a) 18,521 3,329,891
Flex Ltd. *(a)(b) 34,731 5,628,853
Flowers Foods, Inc. (a) 453,418 3,582,002
Flowserve Corp. (a) 56,399 4,182,550
Fluor Corp. *(a) 88,555 4,639,396
FNB Corp. (a) 117,236 2,236,863
Fortinet, Inc. *(a) 166,951 25,647,013
Fortive Corp. (a) 50,962 3,113,269
Fortune Brands Innovations, Inc.
(a)(b) 83,148 4,564,825
Fox Corp., Class A (a)(b) 62,757 3,273,405
Franklin Resources, Inc. (a) 166,427 5,537,026
Gaming and Leisure Properties,
Inc., REIT (a) 77,824 3,465,503
Gap, Inc. (The) (a) 270,589 5,054,603
Gartner, Inc. *(a) 32,711 4,240,000
Gates Industrial Corp. plc *(a) 142,873 3,996,158
GE Aerospace (a) 28,457 10,635,235
GE Vernova, Inc. (a) 15,580 18,304,319
Gen Digital, Inc. (a)(b) 56,346 1,402,452
Generac Holdings, Inc. *(a)(b) 2,780 814,012
General Dynamics Corp. (a) 26,943 9,544,288
General Motors Co. (a) 191,186 14,736,617

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 132.1% (continued)
Genpact Ltd. (a) 193,573 5,323,258
Globe Life, Inc. (a) 3,661 654,147
GoDaddy, Inc., Class A *(a) 47,299 4,014,739
Graco, Inc. (a) 39,999 3,024,324
Graham Holdings Co., Class B (a) 6,013 6,863,358
Grand Canyon Education, Inc. *(a) 26,091 3,733,883
Greif, Inc., Class A (a)(b) 27,464 2,045,793
H&R Block, Inc. (a) 78,112 2,974,505
Haemonetics Corp. *(a) 14,139 1,060,425
Halliburton Co. (a) 167,477 5,685,844
Halozyme Therapeutics, Inc. *(a)(b) 74,981 5,868,763
Hancock Whitney Corp. (a)(b) 55,224 4,126,337
Hanover Insurance Group, Inc.
(The) (a) 19,577 4,191,827
Harley-Davidson, Inc. (a)(b) 240,535 5,883,486
Hartford Insurance Group, Inc.
(The) (a)(b) 56,293 7,459,948
Hasbro, Inc. (a) 45,130 3,727,287
Hayward Holdings, Inc. *(a)(b) 114,329 1,979,035
HealthEquity, Inc. *(a) 29,165 2,634,183
Healthpeak Properties, Inc., REIT
(a)(b) 207,292 4,436,049
Hecla Mining Co. (a)(b) 338,848 5,228,425
HEICO Corp. (a) 1,973 702,763
Hexcel Corp. (a)(b) 41,218 4,124,273
HF Sinclair Corp. (a) 121,017 8,428,834
Highwoods Properties, Inc., REIT
(a)(b) 25,436 767,150
Holcim AG (2)(a) 171,299 15,444,786
Home BancShares, Inc. (a) 10,364 295,892
Honeywell Aerospace, Inc. *(a) 17,068 3,773,283
Honeywell International, Inc. (a) 17,068 3,821,413
Host Hotels & Resorts, Inc., REIT
(a) 131,594 3,120,094
Houlihan Lokey, Inc., Class A (a)(b) 3,647 489,172
Howmet Aerospace, Inc. (a)(b) 26,595 7,150,332
HP, Inc. (a) 632,932 13,886,528
HubSpot, Inc. *(a) 70,438 12,855,639
Huntington Ingalls Industries, Inc.
(a) 7,307 2,045,156
IDEXX Laboratories, Inc. *(a) 4,419 2,326,338
Illinois Tool Works, Inc. (a) 24,646 6,666,004
Illumina, Inc. *(a)(b) 63,184 11,109,643
Incyte Corp. *(a)(b) 89,647 10,162,384
Ingram Micro Holding Corp. (a) 102,969 2,824,440
Ingredion, Inc. (a) 20,302 1,922,802
Insulet Corp. *(a) 46,579 7,091,653
Intercontinental Exchange, Inc. (a) 45,393 5,588,332
InterContinental Hotels Group plc
(2)(a) 28,454 4,890,748
International Bancshares Corp. (a)
(b) 39,763 3,020,000
Intuit, Inc. (a) 15,283 3,988,863
Invesco Ltd. (a) 507,950 13,404,801
Jabil, Inc. (a) 29,167 11,243,295
Jack Henry & Associates, Inc. (a)(b) 60,746 8,367,154
Jacobs Solutions, Inc. (a) 43,999 5,543,874
Janus Henderson Group plc (a)(b) 160,394 8,332,468
Jazz Pharmaceuticals plc *(a) 35,717 8,606,725
JB Hunt Transport Services, Inc. (a) 25,004 7,236,908
INVESTMENTS SHARES VALUE ($)
United States - 132.1% (continued)
Johnson Controls International plc
(a) 98,661 14,415,359
Jones Lang LaSalle, Inc. *(a) 39,839 12,348,098
Keysight Technologies, Inc. *(a) 22,356 7,826,165
Kilroy Realty Corp., REIT (a) 60,107 2,252,209
Kimberly-Clark Corp. (a)(b) 56,068 6,154,584
Kimco Realty Corp., REIT (a)(b) 201,832 5,116,441
KLA Corp. (a) 36,630 11,051,637
Knight-Swift Transportation
Holdings, Inc., Class A (a) 22,620 1,761,419
Kraft Heinz Co. (The) (a) 520,801 12,301,320
Kroger Co. (The) (a) 178,192 9,895,002
Kyndryl Holdings, Inc. *(a) 394,530 4,462,134
L3Harris Technologies, Inc. (a)(b) 10,371 3,013,709
Lam Research Corp. (a) 65,617 28,433,815
Lamar Advertising Co., Class A,
REIT (a)(b) 18,277 2,850,846
Landstar System, Inc. (a) 32,009 6,619,781
Lattice Semiconductor Corp. *(a)(b) 30,766 4,705,967
Lear Corp. (a) 33,517 4,493,289
Leidos Holdings, Inc. (a) 33,285 3,427,356
Liberty Capital Corp., Class C *(a)
(b) 40,614 875,638
Lincoln National Corp. (a) 32,019 1,131,872
LivaNova plc *(a) 127,578 10,490,739
Loews Corp. (a) 51,257 5,802,805
Lucid Group, Inc. *(a)(b) 669,609 4,479,684
Lumentum Holdings, Inc. *(a)(b) 10,330 8,863,760
Lyft, Inc., Class A *(a)(b) 552,442 8,071,178
LyondellBasell Industries NV, Class
A (a) 154,031 8,109,732
M&T Bank Corp. (a)(b) 32,804 7,807,680
MACOM Technology Solutions
Holdings, Inc. *(a)(b) 1,836 698,359
Macy's, Inc. (a) 416,870 9,817,289
Manhattan Associates, Inc. *(a) 110,846 15,435,306
ManpowerGroup, Inc. (a) 57,809 1,952,210
Maplebear, Inc. *(a) 121,388 5,747,722
Marathon Petroleum Corp. (a) 9,856 2,519,884
Marzetti Co. (The) (a) 23,510 2,683,902
Masco Corp. (a) 90,004 7,323,625
Mastercard, Inc., Class A (a) 26,641 13,682,818
Matador Resources Co. (a) 4 199
Match Group, Inc. (a) 151,041 5,747,110
Mattel, Inc. *(a) 80,283 1,114,328
Maximus, Inc. (a)(b) 24,846 1,335,721
McDonald's Corp. (a) 47,533 12,848,645
McKesson Corp. (a)(b) 34,511 26,076,512
Medical Properties Trust, Inc., REIT 442,627 2,044,937
Medpace Holdings, Inc. *(a)(b) 49,377 26,149,565
Medtronic plc (a) 33,108 2,590,039
Mettler-Toledo International, Inc.
*(a) 4,026 5,143,255
MGIC Investment Corp. (a) 68,921 1,943,572
Micron Technology, Inc. (a) 19,622 22,649,478
Millrose Properties, Inc., Class A,
REIT (a) 40,328 1,211,856
MKS, Inc. (a)(b) 26,716 11,883,277
Mohawk Industries, Inc. *(a)(b) 22,469 2,726,164

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 132.1% (continued)
Molson Coors Beverage Co., Class
B (a) 362,108 14,107,728
MongoDB, Inc., Class A *(a)(b) 28,365 9,527,804
Monster Beverage Corp. *(a) 70,852 6,810,294
Moody's Corp. (a)(b) 11,264 5,101,691
Morningstar, Inc. (a) 17,939 2,798,843
MSC Industrial Direct Co., Inc.,
Class A (a) 22,653 2,694,574
MSCI, Inc., Class A (a) 11,756 6,583,830
Mueller Industries, Inc. (a) 49,495 6,084,420
Murphy Oil Corp. (a) 75,384 2,454,503
Murphy USA, Inc. (a)(b) 7,405 3,990,332
Nasdaq, Inc. (a) 25,581 2,016,294
Natera, Inc. *(a) 32,814 8,907,360
National Fuel Gas Co. (a) 54,757 4,227,788
NetApp, Inc. (a) 141,805 21,945,742
Netflix, Inc. *(a)(b) 43,411 3,099,545
Neurocrine Biosciences, Inc. *(a) 70,946 11,956,884
New Jersey Resources Corp. (a)(b) 38,089 2,134,508
New York Times Co. (The), Class
A (a) 199,636 13,970,527
NewMarket Corp. (a) 3,589 2,839,760
Newmont Corp. (a) 95,174 8,889,252
News Corp., Class A (a) 123,034 3,054,934
Nexstar Media Group, Inc., Class
A (a) 17,856 3,188,903
NiSource, Inc. (a) 48,792 2,320,060
NNN REIT, Inc., REIT (a) 97,894 4,555,008
Northern Trust Corp. (a) 79,619 13,840,967
NOV, Inc. (a) 537,210 9,965,246
Novartis AG (Registered) (2)(a) 83,556 13,059,169
Nutanix, Inc., Class A *(a) 332,946 16,966,928
nVent Electric plc (a) 3,558 603,472
NVIDIA Corp. (a) 61,857 12,376,967
Occidental Petroleum Corp. (a) 88,988 4,322,147
Old Republic International Corp. (a) 114,384 4,680,593
Omega Healthcare Investors, Inc.,
REIT (a)(b) 126,202 6,017,311
OneMain Holdings, Inc. (a)(b) 23,064 1,406,212
Onto Innovation, Inc. *(a)(b) 24,571 9,298,895
Ormat Technologies, Inc. (a)(b) 13,207 1,438,242
Oshkosh Corp. (a) 48,735 7,479,848
Otis Worldwide Corp. (a) 196,762 14,088,159
Ovintiv, Inc. (a) 23,799 1,253,017
Paramount Skydance Corp., Class
B (a)(b) 54,753 539,865
Paycom Software, Inc. (a)(b) 17,335 2,178,663
PayPal Holdings, Inc. (a) 114,600 4,948,428
PBF Energy, Inc., Class A (a) 18,351 835,338
Pegasystems, Inc. (a) 424,284 12,715,791
Penn Entertainment, Inc. *(a) 281,421 6,011,153
Penske Automotive Group, Inc. (a) 15,300 2,737,935
Pentair plc (a) 14,908 1,142,847
People, Inc. *(a)(b) 168,930 7,797,809
PepsiCo, Inc. (a) 85,968 11,640,067
Pfizer, Inc. (a) 354,240 8,530,099
PG&E Corp. (a) 651,270 10,954,361
Philip Morris International, Inc. (a) 28,426 5,142,548
Pilgrim's Pride Corp. (a) 42,808 1,203,333
INVESTMENTS SHARES VALUE ($)
United States - 132.1% (continued)
Pinnacle Financial Partners, Inc.
(a)(b) 38,380 3,871,774
Pinterest, Inc., Class A *(a)(b) 319,936 6,728,254
PNC Financial Services Group, Inc.
(The) (a) 22,270 5,483,319
Polaris, Inc. (a) 84,784 5,802,617
Popular, Inc. (a) 63,708 10,459,579
Portland General Electric Co. (a) 116,920 6,059,964
Post Holdings, Inc. *(a)(b) 7,325 646,505
PPG Industries, Inc. (a)(b) 29,762 3,609,833
Primerica, Inc. (a)(b) 4,909 1,395,138
Principal Financial Group, Inc. (a)
(b) 3 323
Procore Technologies, Inc. *(a)(b) 85,761 3,483,612
Prologis, Inc., REIT (a)(b) 35,552 4,816,229
Prosperity Bancshares, Inc. (a) 13,456 982,692
Prudential Financial, Inc. (a) 41,112 4,437,218
PVH Corp. (a) 70,264 5,217,805
Qualys, Inc. *(a)(b) 144,155 19,819,871
Ralph Lauren Corp., Class A (a) 17,909 7,188,852
Rambus, Inc. *(a)(b) 18,310 2,430,469
Raymond James Financial, Inc. (a) 46,310 7,040,509
Rayonier, Inc., REIT (a)(b) 191,763 4,080,717
Regeneron Pharmaceuticals, Inc.
(a) 14,950 9,321,923
Regions Financial Corp. (a)(b) 253,471 7,654,824
Reinsurance Group of America,
Inc. (a) 20,924 4,449,489
RenaissanceRe Holdings Ltd. (a) 5,597 1,773,689
ResMed, Inc. (a)(b) 41,594 8,105,839
Revolution Medicines, Inc. *(a)(b) 8,186 1,533,074
Reynolds Consumer Products, Inc.
(a) 23,745 637,553
RingCentral, Inc., Class A (a)(b) 254,277 9,911,717
Rivian Automotive, Inc., Class A
*(a)(b) 729,542 12,657,554
Robert Half, Inc. (a) 54,071 1,659,980
ROBLOX Corp., Class A *(a)(b) 120,774 6,567,690
Roche Holding AG (2)(a) 21,760 8,945,240
Rocket Lab Corp. *(a)(b) 24,497 2,490,120
Rockwell Automation, Inc. (a) 17,907 8,865,398
Roivant Sciences Ltd. *(a) 120,354 4,259,328
Roku, Inc., Class A *(a) 82,547 11,403,043
Royalty Pharma plc, Class A (a) 109,507 6,140,057
RPM International, Inc. (a)(b) 13,603 1,511,973
Rubrik, Inc., Class A *(a)(b) 160,616 12,894,252
Ryder System, Inc. (a) 32,783 8,647,172
Sabra Health Care REIT, Inc., REIT
(a)(b) 198,235 3,867,565
Samsara, Inc., Class A *(a)(b) 2,007 65,087
Sandisk Corp. *(a) 7,762 17,648,692
Sanofi SA (2)(a) 176,680 15,106,783
Schneider National, Inc., Class B
(a) 161,557 5,901,677
Science Applications International
Corp. (a) 28,165 3,109,698
SEI Investments Co. (a)(b) 85,378 7,488,504
Selective Insurance Group, Inc. (a) 23,275 2,257,908
Sensata Technologies Holding plc
(a)(b) 116,822 5,577,082

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 132.1% (continued)
ServiceNow, Inc. *(a) 173,591 17,234,114
Shell plc (2)(a) 309,096 12,009,923
Signify NV (2)(a)(c) 194,393 3,712,280
Simpson Manufacturing Co., Inc. (a) 8,247 1,726,509
Sirius XM Holdings, Inc. (a) 124,472 3,676,903
SiteOne Landscape Supply, Inc.
*(a)(b) 31,121 3,560,554
Skyworks Solutions, Inc. (a) 71,853 4,871,633
Smithfield Foods, Inc. (a) 113,513 2,753,825
Smurfit Westrock plc (a)(b) 157,998 7,308,987
Snap, Inc., Class A * 2,049,482 9,099,700
Snap-on, Inc. (a)(b) 10,844 4,363,626
Snowflake, Inc., Class A *(a)(b) 82,888 21,094,996
Solventum Corp. *(a) 80,900 6,241,435
Sotera Health Co. *(a) 120,999 2,147,732
Southwest Airlines Co. (a) 74,738 3,843,028
Southwest Gas Holdings, Inc. (a)(b) 5,344 473,906
Spire, Inc. (a)(b) 9,686 756,380
SS&C Technologies Holdings, Inc.
(a) 118,732 7,367,321
STAG Industrial, Inc., REIT (a) 98,098 3,733,610
StandardAero, Inc. *(a)(b) 43,609 1,304,345
Stanley Black & Decker, Inc. (a) 108,071 10,171,643
State Street Corp. 70,976 12,037,530
STERIS plc (a) 14,352 3,022,101
Sterling Infrastructure, Inc. *(a)(b) 13,746 11,537,843
Stifel Financial Corp. (a) 63,862 4,455,652
Sun Communities, Inc., REIT (a) 1 120
Swiss Re AG (2)(a) 9,461 1,503,825
Synchrony Financial (a) 147,464 11,214,637
Sysco Corp. (a) 34,051 2,845,983
T. Rowe Price Group, Inc. (a)(b) 71,701 8,151,687
Talen Energy Corp. *(a) 4,627 1,777,971
Tapestry, Inc. (a) 85,652 12,537,740
Target Corp. (a) 23,494 3,068,551
Taylor Morrison Home Corp., Class
A *(a) 68,067 4,883,127
TD SYNNEX Corp. (a) 29,613 7,916,739
Tenaris SA (2)(a)(b) 213,980 5,923,467
Tenet Healthcare Corp. *(a) 18,936 3,542,547
Teradata Corp. *(a)(b) 346,863 12,018,803
Teradyne, Inc. (a) 9,679 4,683,087
Terex Corp. (a)(b) 17,252 1,248,872
Tetra Tech, Inc. (a)(b) 111,911 3,233,109
Texas Pacific Land Corp. (a)(b) 3,657 1,600,449
Textron, Inc. (a) 110,565 10,142,127
Timken Co. (The) (a)(b) 33,789 4,910,217
T-Mobile US, Inc. (a) 82,317 13,807,030
Toro Co. (The) (a) 72,890 7,100,944
Tradeweb Markets, Inc., Class A (a) 68,531 6,829,799
Trane Technologies plc (a) 10,537 5,175,353
Travel + Leisure Co. (a)(b) 112,744 8,617,024
Travelers Cos., Inc. (The) (a) 21,616 7,135,874
Trimble, Inc. *(a)(b) 14,855 760,279
Tyson Foods, Inc., Class A (a) 97,249 5,567,505
Uber Technologies, Inc. *(a)(b) 34,815 2,512,250
Ubiquiti, Inc. (a)(b) 10,102 5,394,771
UFP Industries, Inc. (a)(b) 15,031 1,363,913
UGI Corp. (a)(b) 41,773 1,442,839
UiPath, Inc., Class A *(a)(b) 334,494 3,635,950
INVESTMENTS SHARES VALUE ($)
United States - 132.1% (continued)
UL Solutions, Inc., Class A (a)(b) 6,917 704,566
Ulta Beauty, Inc. *(a) 3,728 1,681,253
UMB Financial Corp. (a)(b) 14,620 2,087,151
United Airlines Holdings, Inc. *(a) 34,304 4,665,001
United Bankshares, Inc. (a) 110,513 5,064,811
United Therapeutics Corp. *(a) 13,472 7,299,534
Universal Health Services, Inc.,
Class B (a) 11,907 1,770,452
Unum Group (a) 42,310 3,782,514
US Bancorp (a) 80,702 4,874,401
US Foods Holding Corp. *(a)(b) 50,518 5,165,466
Valero Energy Corp. (a) 44,514 11,593,226
Valley National Bancorp (a)(b) 507,792 7,439,153
Valmont Industries, Inc. (a) 4,432 2,559,923
Veeva Systems, Inc., Class A *(a) 84,596 15,013,252
Ventas, Inc., REIT (a) 92,567 8,219,950
Veralto Corp. (a) 29,332 2,601,162
VeriSign, Inc. (a) 77,642 19,531,622
Verisk Analytics, Inc., Class A (a)(b) 31,005 5,566,328
Verizon Communications, Inc. (a) 209,505 8,870,442
Versant Media Group, Inc. (a) 211,968 7,632,968
Vertiv Holdings Co., Class A (a) 53,963 18,067,892
Viatris, Inc. (a)(b) 455,166 7,228,036
VICI Properties, Inc., Class A, REIT
(a) 465,028 12,346,493
Viking Holdings Ltd. *(a) 49,711 5,203,250
Visteon Corp. (a)(b) 27,905 2,768,455
Vontier Corp. (a)(b) 20 580
Voya Financial, Inc. (a)(b) 74,228 6,719,861
W R Berkley Corp. (a)(b) 19,236 1,356,715
Walt Disney Co. (The) (a) 11,787 1,134,499
Watts Water Technologies, Inc.,
Class A (a) 11,714 4,585,445
Wayfair, Inc., Class A *(a) 156,016 14,418,999
WESCO International, Inc. (a) 14,397 4,973,156
Western Digital Corp. (a) 48,308 30,855,286
Western Union Co. (The) (a)(b) 409,539 3,153,450
WEX, Inc. *(a)(b) 6,793 958,424
Willis Towers Watson plc (a) 21,623 5,651,604
Wintrust Financial Corp. (a)(b) 9,839 1,581,324
Woodward, Inc. (a) 23,802 10,126,323
XPO, Inc. *(a)(b) 14,896 3,058,000
Xylem, Inc. (a)(b) 24,480 2,893,781
YETI Holdings, Inc. *(a)(b) 100,547 4,983,109
Yum! Brands, Inc. (a)(b) 52,454 8,385,296
Zebra Technologies Corp., Class
A *(a) 42,379 11,156,696
Zimmer Biomet Holdings, Inc. (a) 42,301 3,641,693
Zions Bancorp NA (a) 81,055 5,608,195
Zoetis, Inc., Class A (a) 71,613 5,146,110
Zoom Communications, Inc., Class
A *(a) 176,243 15,211,533
Zscaler, Inc. *(a)(b) 23,202 3,274,962
3,390,806,455
TOTAL COMMON STOCKS
(Cost $4,271,037,141) 5,351,160,317

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - 0.1%
Germany - 0 .1%
Henkel AG & Co. KGaA
(Preference) (2)(a)
(Cost $1,945,366) 26,764 2,250,844
NO. OF
RIGHTS
RIGHTS - 0.0% †
Spain - 0 .0% †
ACS Actividades de Construccion y
Servicios SA, expiring 7/13/2026 *
(Cost $182,506) 85,424 179,301
SHARES
SHORT-TERM INVESTMENTS - 44.4%
INVESTMENT COMPANIES - 23 .2%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.52% (d)(e) 64,241,284 64,241,284
Limited Purpose Cash Investment
Fund, 3.64% (d)(f) 530,286,291 530,286,291
TOTAL INVESTMENT COMPANIES
(Cost $594,479,118) 594,527,575
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 21 .2%
U.S. Treasury Bills
3.56%, 7/2/2026 (2)(g) $ 20,876,000 20,873,913
3.59%, 7/30/2026 (2)(g)(h) 6,748,000 6,728,458
3.59%, 8/6/2026 (2)(g)(h) 410,000 408,518
3.56%, 8/13/2026 (2)(g)(h) 24,698,000 24,590,351
3.56%, 8/20/2026 (2)(g)(h) 300,000 298,468
3.59%, 8/27/2026 (2)(g) 10,272,000 10,212,295
3.60%, 9/10/2026 (2)(g) 28,752,000 28,545,309
3.64%, 9/17/2026 (2)(g) 6,958,000 6,903,043
3.70%, 9/24/2026 (2)(g) 30,462,000 30,199,016
3.66%, 10/1/2026 (2)(g)(h) 66,166,000 65,534,446
3.68%, 10/15/2026 (2)(g)(h) 40,000,000 39,564,752
3.66%, 10/22/2026 (2)(g)(h) 52,101,000 51,488,300
3.66%, 10/29/2026 (2)(g)(h) 60,000,000 59,247,700
3.68%, 11/5/2026 (2)(g) 15,435,000 15,230,535
3.68%, 11/12/2026 (2)(g)(h) 80,000,000 78,881,547
3.68%, 11/19/2026 (2)(g) 949,000 934,997
3.72%, 11/27/2026 (2)(g) 10,000,000 9,843,964
3.73%, 12/3/2026 (2)(g)(h) 50,000,000 49,184,923
3.76%, 12/10/2026 (2)(g) 5,657,000 5,560,138
3.75%, 12/17/2026 (2)(g) 1,128,000 1,107,851
3.92%, 12/31/2026 (2)(g) 38,118,000 37,376,605
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $542,911,382) 542,715,129
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,137,390,500) 1,137,242,704
TOTAL LONG POSITIONS
(Cost $5,410,555,513) 6,490,833,166
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (200.0)%
COMMON STOCKS - (199.5)%
Australia - ( 7 .6 ) %
ALS Ltd. (2) (119,968) (1,904,288)
APA Group (2) (1,114,960) (7,812,005)
CAR Group Ltd. (2) (135,590) (2,420,426)
Cochlear Ltd. (2) (32,196) (2,704,328)
Coles Group Ltd. (2) (178,022) (2,998,509)
Commonwealth Bank of Australia
(2) (181,243) (20,655,228)
Computershare Ltd. (2) (236,685) (6,268,118)
CSL Ltd. (2) (81,166) (6,475,813)
Dexus, REIT (2) (539,582) (2,015,422)
Endeavour Group Ltd. (2) (1,183,285) (2,661,639)
Glencore plc (2) (703,009) (4,793,416)
Goodman Group, REIT (2) (805,159) (17,372,291)
IDP Education Ltd. (2) (243,935) (384,670)
Insurance Australia Group Ltd. (2) (862,410) (4,823,414)
Lynas Rare Earths Ltd. (2) (271,554) (3,407,422)
Macquarie Group Ltd. (2) (117,967) (20,507,862)
Mineral Resources Ltd. (2) (43,230) (1,872,053)
National Australia Bank Ltd. (2) (289,111) (7,591,704)
NEXTDC Ltd. (2) (945,922) (9,583,065)
Northern Star Resources Ltd. (2) (31,493) (416,957)
Origin Energy Ltd. (2) (461,974) (3,511,497)
Qantas Airways Ltd. (2) (757,328) (5,564,306)
Ramsay Health Care Ltd. (2) (215,134) (6,548,863)
REA Group Ltd. (2) (13,171) (1,268,812)
Rio Tinto plc (2) (172,804) (16,348,091)
SEEK Ltd. (2) (86,887) (810,101)
Sonic Healthcare Ltd. (2) (334,336) (4,811,341)
Stockland, REIT (2) (648,597) (1,829,043)
Telix Pharmaceuticals Ltd. (2) (378,348) (4,387,465)
Transurban Group (2) (320,106) (3,182,797)
Treasury Wine Estates Ltd. (2) (1,032,212) (3,414,940)
Washington H Soul Pattinson & Co.
Ltd. (2) (54,942) (1,756,206)
Whitehaven Coal Ltd. (2) (1,147,230) (6,082,276)
WiseTech Global Ltd. (2) (169,747) (3,894,296)
Woolworths Group Ltd. (2) (132,240) (3,653,777)
(193,732,441)
Belgium - ( 0 .5 ) %
Anheuser-Busch InBev SA/NV (2) (85,839) (7,092,860)
D'ieteren Group (2) (5,104) (996,353)
Elia Group SA/NV (2) (15,981) (2,544,800)
Financiere de Tubize SA (2) (2,650) (700,097)
Lotus Bakeries NV (2) (155) (2,055,810)
(13,389,920)
Brazil - ( 0 .6 ) %
MercadoLibre, Inc. (5,599) (9,503,686)
NU Holdings Ltd., Class A (194,641) (2,600,404)
StoneCo Ltd., Class A (25,176) (272,908)
Wheaton Precious Metals Corp. (36,241) (4,076,777)
XP, Inc., Class A (5,373) (87,365)
(16,541,140)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - ( 9 .2 ) %
Alamos Gold, Inc., Class A (52,737) (1,598,936)
Alimentation Couche-Tard, Inc. (119,139) (7,593,982)
AtkinsRealis Group, Inc. (31,700) (1,968,719)
BCE, Inc. (209,093) (4,503,995)
Brookfield Asset Management Ltd.,
Class A (255,678) (11,469,229)
Brookfield Corp., Class A (495,525) (21,141,701)
Brookfield Infrastructure Corp.,
Class A (13,034) (502,612)
Brookfield Renewable Corp. (27,017) (1,004,291)
CAE, Inc. (32,583) (815,810)
Cameco Corp. (67,200) (6,849,591)
Canadian National Railway Co. (101,814) (12,150,199)
Canadian Pacific Kansas City Ltd. (176,501) (15,302,354)
Capstone Copper Corp. (355,624) (3,267,252)
Celestica, Inc. (8,551) (3,118,575)
CGI, Inc. (60,636) (3,919,268)
Colliers International Group, Inc. (10,914) (1,024,181)
Constellation Software, Inc. (4,793) (9,023,310)
Descartes Systems Group, Inc.
(The) (40,929) (2,834,800)
Dollarama, Inc. (51,189) (6,771,782)
Element Fleet Management Corp. (171,570) (3,540,881)
Enbridge, Inc. (382,836) (20,760,738)
FirstService Corp. (16,307) (2,318,796)
G Mining Ventures Corp. (26,532) (776,925)
Gildan Activewear, Inc. (43,627) (2,249,255)
Hydro One Ltd. (c) (84,823) (3,498,781)
Keyera Corp. (190,571) (7,655,089)
Metro, Inc., Class A (53,741) (3,436,089)
National Bank of Canada (84,453) (13,333,243)
NexGen Energy Ltd. (150,633) (1,414,723)
OR Royalties, Inc. (18,374) (581,827)
RB Global, Inc. (37,406) (4,354,736)
Restaurant Brands International,
Inc. (87,471) (6,344,539)
Rogers Communications, Inc.,
Class B (132,488) (4,310,239)
Shopify, Inc., Class A (124,783) (14,276,249)
Stantec, Inc. (21,006) (1,448,833)
TC Energy Corp. (171,465) (11,354,834)
TFI International, Inc. (4,416) (635,661)
Thomson Reuters Corp. (33,958) (2,773,626)
TMX Group Ltd. (75,696) (2,478,100)
Tourmaline Oil Corp. (246,629) (10,312,075)
Triple Flag Precious Metals Corp. (14,828) (444,239)
WSP Global, Inc. (23,109) (2,865,304)
(236,025,369)
Chile - ( 0 .3 ) %
Antofagasta plc (2) (118,504) (6,014,449)
Lundin Mining Corp. (22,871) (557,322)
(6,571,771)
Congo, Democratic Republic of the - ( 0 .3 ) %
Ivanhoe Mines Ltd., Class A (840,880) (6,587,116)
INVESTMENTS SHARES VALUE ($)
Denmark - ( 1 .3 ) %
AL Sydbank (2) (8,427) (743,671)
ALK-Abello A/S (2) (12,394) (463,580)
Ambu A/S, Class B (2) (34,795) (325,019)
Carlsberg A/S, Class B (2) (13,904) (1,819,470)
Coloplast A/S, Class B (2) (16,861) (960,308)
Demant A/S (2) (16,895) (693,953)
DSV A/S (2) (40,775) (9,702,549)
GN Store Nord A/S (2) (43,085) (576,244)
NKT A/S (2) (10,854) (1,624,233)
Novo Nordisk A/S, Class B (2) (268,464) (12,893,508)
Novonesis Novozymes, Class B (25,675) (1,620,571)
Royal Unibrew A/S (2) (17,018) (1,121,862)
Tryg A/S (2) (9,317) (212,083)
(32,757,051)
Finland - ( 0 .8 ) %
Kesko OYJ, Class B (2) (37,132) (830,173)
Konecranes OYJ (2) (24,427) (750,917)
Metso OYJ (2) (253,498) (4,408,081)
Neste OYJ (2) (99,862) (3,260,496)
Orion OYJ, Class B (2) (4,913) (403,591)
Sampo OYJ, Class A (2) (373,633) (3,923,874)
Stora Enso OYJ, Class R (2) (262,690) (2,802,314)
UPM-Kymmene OYJ (2) (185,516) (4,917,548)
(21,296,994)
France - ( 5 .4 ) %
Accor SA (2) (41,360) (2,399,084)
Aeroports de Paris SA (2) (22,062) (2,876,765)
Air France-KLM (2) (108,522) (1,689,329)
Air Liquide SA (2) (63,704) (12,615,108)
Airbus SE (2) (48,152) (10,713,426)
AXA SA (2) (172,644) (8,651,095)
BioMerieux (2) (2,451) (192,407)
Bollore SE (2) (81,712) (378,852)
Capgemini SE (2) (8,294) (832,656)
Cie Generale des Etablissements
Michelin SCA (2) (200,332) (7,738,884)
Danone SA (2) (79,023) (6,459,208)
Dassault Systemes SE (2) (129,871) (2,649,013)
Edenred SE (2) (42,637) (1,096,033)
EssilorLuxottica SA (2) (92,135) (17,300,343)
FDJ UNITED (2) (14,933) (365,013)
Getlink SE (2) (98,059) (2,084,391)
Hermes International SCA (2) (2,697) (4,931,990)
Kering SA (2) (15,312) (4,331,257)
Legrand SA (2) (45,113) (7,644,142)
L'Oreal SA (2) (17,421) (7,636,615)
LVMH Moet Hennessy Louis Vuitton
SE (2) (9,792) (5,415,567)
Pernod Ricard SA (2) (128,434) (9,335,583)
Publicis Groupe SA (2) (26,132) (2,582,440)
Remy Cointreau SA (2) (40,218) (1,977,890)
Renault SA (2) (111,085) (3,191,188)
Sartorius Stedim Biotech (2) (28,175) (5,842,173)
SCOR SE (2) (21,203) (769,034)
SEB SA (2) (12,255) (645,877)
Thales SA (2) (13,125) (3,373,145)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
France - (5.4)% (continued)
Veolia Environnement SA (2) (52,611) (2,192,367)
(137,910,875)
Germany - ( 5 .1 ) %
adidas AG (2) (23,965) (4,918,328)
Auto1 Group SE (2)(c) (29,841) (791,377)
BASF SE (2) (139,093) (7,434,951)
Bayerische Motoren Werke AG (2) (20,836) (1,367,857)
Beiersdorf AG (2) (9,315) (802,241)
Carl Zeiss Meditec AG (2) (35,761) (1,087,352)
CTS Eventim AG & Co. KGaA (2) (715) (41,762)
Daimler Truck Holding AG (2) (44,815) (2,161,386)
Deutsche Telekom AG (Registered)
(2) (129,695) (3,536,043)
E.ON SE (2) (281,284) (5,784,295)
Fraport AG Frankfurt Airport
Services Worldwide (2) (10,788) (900,383)
Hensoldt AG (2) (27,287) (2,119,509)
Infineon Technologies AG (2) (58,145) (5,477,372)
K+S AG (Registered) (2) (65,386) (986,356)
LANXESS AG (2) (34,918) (605,602)
LEG Immobilien SE (2) (8,951) (565,356)
Merck KGaA (2) (48,966) (8,208,890)
MTU Aero Engines AG (2) (8,337) (3,474,055)
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2) (18,626) (10,401,887)
Nemetschek SE (2) (45,522) (2,771,432)
Puma SE (2) (16,041) (487,570)
RENK Group AG (2) (35,201) (1,699,208)
Rheinmetall AG (2) (10,519) (11,968,330)
SAP SE (2) (108,268) (16,689,320)
Scout24 SE (2)(c) (23,892) (1,977,173)
Siemens AG (Registered) (2) (54,308) (17,460,419)
Siemens Healthineers AG (2)(c) (150,886) (5,884,943)
Symrise AG, Class A (2) (31,386) (3,148,326)
TeamViewer SE (2)(c) (4,014) (22,577)
Vonovia SE (2) (277,225) (6,838,997)
Wacker Chemie AG (2) (9,689) (1,006,684)
(130,619,981)
Italy - ( 3 .5 ) %
Amplifon SpA (2) (239,841) (2,598,745)
Banca Monte dei Paschi di Siena
SpA (2) (309,515) (3,846,474)
Brunello Cucinelli SpA (2) (54,318) (5,138,351)
Davide Campari-Milano NV (2) (626,881) (3,905,153)
DiaSorin SpA (2) (35,144) (2,723,409)
Enel SpA (2) (420,481) (4,823,080)
ERG SpA (2) (68,228) (1,865,022)
Ferrari NV (2) (33,802) (12,564,044)
Fincantieri SpA (2) (157,344) (1,791,169)
FinecoBank Banca Fineco SpA (2) (170,708) (4,292,281)
Infrastrutture Wireless Italiane SpA
(2)(c) (355,482) (2,504,161)
Interpump Group SpA (2) (44,013) (1,703,897)
Intesa Sanpaolo SpA (2) (1,648,576) (11,331,139)
Moncler SpA (2) (67,312) (3,917,375)
Prysmian SpA (2) (76,149) (12,819,168)
INVESTMENTS SHARES VALUE ($)
Italy - (3.5)% (continued)
Recordati Industria Chimica e
Farmaceutica SpA (2) (2,113) (123,862)
Reply SpA (2) (11,964) (1,253,367)
Snam SpA (2) (669,242) (4,831,339)
Terna - Rete Elettrica Nazionale (2) (257,259) (3,004,031)
UniCredit SpA (2) (66,414) (5,951,941)
(90,988,008)
Japan - ( 16 .8 ) %
Advance Residence Investment
Corp., REIT (2) (580) (537,293)
Ajinomoto Co., Inc. (2) (189,800) (6,919,950)
ANA Holdings, Inc. (2) (121,700) (2,227,974)
Bridgestone Corp. (2) (191,100) (4,029,460)
Capcom Co. Ltd. (2) (141,900) (2,610,304)
Chiba Bank Ltd. (The) (2) (466,600) (7,147,852)
CyberAgent, Inc. (2) (78,500) (661,795)
Daifuku Co. Ltd. (2) (40,300) (1,785,292)
Daiichi Sankyo Co. Ltd. (2) (233,400) (3,753,133)
Daikin Industries Ltd. (2) (34,600) (5,277,843)
Daiwa House Industry Co. Ltd. (2) (73,600) (1,994,319)
Daiwa Securities Group, Inc. (2) (216,000) (2,142,233)
Denso Corp. (2) (377,400) (4,345,386)
East Japan Railway Co. (2) (63,300) (1,322,845)
Ebara Corp. (2) (88,400) (3,461,967)
Eisai Co. Ltd. (2) (144,200) (3,635,030)
Fast Retailing Co. Ltd. (2) (11,000) (5,635,788)
Fuji Electric Co. Ltd. (2) (38,400) (3,252,660)
FUJIFILM Holdings Corp. (2) (248,200) (5,309,856)
Fujikura Ltd. (2) (127,400) (5,050,374)
Fujitsu Ltd. (2) (22,500) (447,075)
Furukawa Electric Co. Ltd. (2) (141,000) (4,240,884)
Hankyu Hanshin Holdings, Inc. (2) (71,900) (1,891,779)
Hitachi Ltd. (2) (31,000) (857,959)
Honda Motor Co. Ltd. (2) (77,000) (693,598)
Hoshizaki Corp. (2) (55,900) (1,828,915)
Hulic Co. Ltd. (2) (192,600) (2,016,747)
Ibiden Co. Ltd. (2) (58,400) (8,817,309)
IHI Corp. (2) (568,700) (9,601,492)
Isetan Mitsukoshi Holdings Ltd. (2) (47,400) (1,210,706)
Isuzu Motors Ltd. (2) (96,700) (1,287,677)
ITOCHU Corp. (2) (352,500) (4,022,957)
Japan Metropolitan Fund
Investment Corp., REIT (2) (2,698) (1,863,541)
Japan Tobacco, Inc. (2) (177,900) (6,564,420)
Kajima Corp. (2) (41,500) (1,512,799)
Kandenko Co. Ltd. (2) (25,600) (1,068,580)
Kawasaki Heavy Industries Ltd. (2) (219,200) (3,966,878)
KDDI Corp. (2) (522,300) (8,773,444)
KDX Realty Investment Corp., REIT
(2) (1,070) (1,020,767)
Keisei Electric Railway Co. Ltd. (2) (341,100) (2,441,092)
Kikkoman Corp. (2) (206,900) (2,122,451)
Kobe Bussan Co. Ltd. (2) (72,900) (1,178,553)
Kokusai Electric Corp. (2) (90,000) (6,185,265)
Komatsu Ltd. (2) (70,300) (2,745,038)
Kubota Corp. (2) (142,500) (2,384,379)
Kyoto Financial Group, Inc. (2) (143,296) (3,987,513)
Lasertec Corp. (2) (7,000) (2,223,469)
M3, Inc. (2) (269,700) (3,006,075)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (16.8)% (continued)
Marubeni Corp. (2) (126,000) (3,673,351)
McDonald's Holdings Co. Japan
Ltd. (2,500) (115,010)
Mebuki Financial Group, Inc. (2) (61,100) (536,406)
Mitsubishi Corp. (2) (280,900) (7,514,690)
Mitsubishi Estate Co. Ltd. (2) (178,600) (4,554,514)
Mitsubishi Heavy Industries Ltd. (2) (186,400) (4,235,511)
Mitsubishi UFJ Financial Group,
Inc. (2) (930,700) (18,542,274)
Mitsui Kinzoku Co. Ltd. (2) (7,300) (1,953,408)
Mitsui OSK Lines Ltd. (2) (209,900) (6,724,031)
Mizuho Financial Group, Inc. (2) (120,900) (5,806,683)
MonotaRO Co. Ltd. (2) (90,500) (1,029,316)
Nintendo Co. Ltd. (2) (150,700) (6,335,430)
Nippon Building Fund, Inc., REIT (2) (1,736) (1,346,576)
Nippon Paint Holdings Co. Ltd. (2) (552,300) (3,602,422)
Nippon Prologis REIT, Inc., REIT (2) (3,311) (1,768,320)
Nippon Sanso Holdings Corp. (2) (18,400) (682,530)
Nissan Chemical Corp. (2) (58,800) (3,093,081)
Nissan Motor Co. Ltd. (2) (2,259,500) (4,183,341)
Nissin Foods Holdings Co. Ltd. (2) (75,900) (1,299,468)
Niterra Co. Ltd. (2) (119,200) (7,921,174)
Nitori Holdings Co. Ltd. (2) (327,300) (4,850,039)
Nomura Research Institute Ltd. (2) (210,900) (5,916,587)
NTT, Inc. (2) (8,655,100) (7,698,961)
Olympus Corp. (2) (245,900) (2,574,865)
Omron Corp. (2) (148,000) (5,348,720)
Oracle Corp. Japan (2) (10,200) (522,814)
Oriental Land Co. Ltd. (2) (489,500) (7,454,081)
Rakuten Bank Ltd. (2) (144,800) (4,635,060)
Rakuten Group, Inc. (2) (184,300) (860,253)
Recruit Holdings Co. Ltd. (2) (61,700) (4,293,023)
Resona Holdings, Inc. (2) (910,900) (11,876,350)
Resonac Holdings Corp. (2) (5,700) (634,058)
Sanrio Co. Ltd. (115,500) (781,389)
Secom Co. Ltd. (2) (11,800) (468,769)
Seibu Holdings, Inc. (2) (45,300) (887,418)
Sekisui House Ltd. (2) (266,900) (5,548,754)
Seven & i Holdings Co. Ltd. (2) (305,600) (3,664,870)
SG Holdings Co. Ltd. (2) (244,600) (2,321,456)
Shimadzu Corp. (2) (70,500) (1,798,068)
Shimano, Inc. (2) (17,500) (1,866,557)
Shin-Etsu Chemical Co. Ltd. (2) (18,100) (788,970)
Shiseido Co. Ltd. (2) (226,800) (3,660,775)
Shizuoka Financial Group, Inc. (2) (119,100) (2,236,000)
SMC Corp. (2) (5,200) (2,324,848)
SoftBank Corp. (2) (4,917,600) (6,279,430)
SoftBank Group Corp. (2) (84,900) (3,149,221)
Sojitz Corp. (2) (43,800) (1,405,103)
Sony Financial Group, Inc. (2) (582,600) (507,640)
Sony Group Corp. (2) (302,300) (6,083,505)
Sumitomo Electric Industries Ltd.
(2) (355,200) (6,591,491)
Sumitomo Forestry Co. Ltd. (2) (303,200) (2,531,251)
Sumitomo Metal Mining Co. Ltd. (2) (77,700) (3,603,777)
Sumitomo Mitsui Financial Group,
Inc. (2) (350,500) (13,739,269)
Sumitomo Realty & Development
Co. Ltd. (2) (353,600) (8,209,609)
Suzuki Motor Corp. (2) (168,200) (2,034,503)
INVESTMENTS SHARES VALUE ($)
Japan - (16.8)% (continued)
Sysmex Corp. (2) (39,900) (358,937)
T&D Holdings, Inc. (2) (18,300) (545,849)
Taisei Corp. (2) (22,200) (1,965,198)
TDK Corp. (2) (171,300) (3,843,002)
Terumo Corp. (2) (127,500) (1,741,337)
Tokio Marine Holdings, Inc. (2) (125,100) (5,500,499)
Tokyo Ohka Kogyo Co. Ltd. (2) (21,600) (1,534,610)
Tokyu Corp. (2) (318,100) (3,282,072)
Toyota Motor Corp. (2) (955,200) (16,001,993)
Trend Micro, Inc. (2) (25,200) (933,630)
Unicharm Corp. (2) (474,200) (2,747,958)
USS Co. Ltd. (2) (90,000) (1,057,143)
West Japan Railway Co. (2) (84,200) (1,410,246)
Yakult Honsha Co. Ltd. (2) (38,700) (650,889)
Yamaha Motor Co. Ltd. (2) (492,200) (3,737,382)
Yamato Holdings Co. Ltd. (2) (27,600) (312,302)
Yaskawa Electric Corp. (2) (84,600) (3,731,532)
Yokohama Rubber Co. Ltd. (The)
(2) (20,700) (933,699)
(431,416,014)
Luxembourg - ( 0 .1 ) %
CVC Capital Partners plc (2)(c) (61,684) (897,360)
Eurofins Scientific SE (2) (20,034) (1,567,752)
(2,465,112)
Mexico - ( 0 .0 ) % †
Cemex SAB de CV, ADR (33,049) (396,588)
Coca-Cola Femsa SAB de CV, ADR (752) (79,900)
Fomento Economico Mexicano SAB
de CV, ADR (2,013) (257,463)
(733,951)
Netherlands - ( 1 .2 ) %
Adyen NV (2)(c) (4,982) (4,673,701)
ASR Nederland NV (2) (29,808) (2,251,126)
EXOR NV (2) (20,779) (1,591,921)
Heineken NV (2) (72,368) (6,076,206)
IMCD NV (2) (18,037) (1,630,975)
Koninklijke Philips NV (2) (21,102) (573,862)
Koninklijke Vopak NV (2) (14,697) (765,317)
Magnum Ice Cream Co. NV (The) (108,503) (1,888,891)
NXP Semiconductors NV (12,381) (3,479,432)
Randstad NV (2) (20,330) (587,044)
SBM Offshore NV (2) (131,498) (4,546,002)
Wolters Kluwer NV (2) (25,744) (1,664,599)
(29,729,076)
Norway - ( 0 .6 ) %
Aker BP ASA (2) (107,351) (3,275,238)
DNB Bank ASA (2) (159,088) (4,736,408)
Gjensidige Forsikring ASA (2) (22,740) (615,542)
Mowi ASA (2) (78,707) (1,453,966)
Orkla ASA (2) (153,316) (1,611,911)
Salmar ASA (2) (20,738) (970,570)
Storebrand ASA (2) (60,878) (1,143,380)
Telenor ASA (70,835) (1,014,740)
TOMRA Systems ASA (2) (188,513) (1,814,999)
(16,636,754)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Portugal - ( 0 .1 ) %
Galp Energia SGPS SA (2) (78,750) (1,669,021)
Jeronimo Martins SGPS SA (2) (44,933) (860,561)
(2,529,582)
Singapore - ( 1 .8 ) %
CapitaLand Investment Ltd. (2) (1,722,400) (3,319,617)
DBS Group Holdings Ltd. (2) (266,800) (13,509,366)
Grab Holdings Ltd., Class A (2,899,981) (10,932,928)
Keppel, REIT (2) (38,866) (25,858)
Keppel Ltd. (2) (238,400) (2,022,103)
Sea Ltd., ADR (51,905) (4,974,056)
Sembcorp Industries Ltd. (2) (556,900) (2,739,065)
Singapore Technologies
Engineering Ltd. (2) (323,000) (2,601,554)
Singapore Telecommunications
Ltd. (2) (1,356,300) (4,630,431)
STMicroelectronics NV (2) (20,806) (1,539,041)
(46,294,019)
South Africa - ( 0 .2 ) %
Anglo American plc (2) (108,899) (5,341,767)
Old Mutual Ltd. (2) (449,570) (369,649)
(5,711,416)
Spain - ( 2 .2 ) %
Amadeus IT Group SA (2) (30,910) (1,808,274)
Bankinter SA (2) (100,100) (1,676,259)
Cellnex Telecom SA (2)(c) (427,401) (12,777,441)
Fluidra SA (2) (104,177) (2,357,528)
Grifols SA (2) (114,821) (1,176,050)
Iberdrola SA (2) (540,655) (13,456,675)
Indra Sistemas SA (2) (77,130) (4,230,550)
Industria de Diseno Textil SA (2) (143,332) (9,034,550)
Redeia Corp. SA (2) (142,640) (2,423,510)
Telefonica SA (2) (1,292,847) (5,195,732)
Unicaja Banco SA (2)(c) (332,775) (1,186,142)
(55,322,711)
Sweden - ( 2 .6 ) %
AAK AB (2) (45,717) (1,079,038)
AddTech AB, Class B (2) (28,913) (1,021,775)
Alfa Laval AB (2) (93,591) (5,583,233)
Assa Abloy AB, Class B (2) (86,521) (3,056,862)
Atlas Copco AB, Class A (2) (283,158) (5,739,328)
Autoliv, Inc. (7,041) (817,953)
Axfood AB (2) (65,012) (1,726,468)
Beijer Ref AB, Class B (2) (90,148) (1,321,300)
Castellum AB (2) (90,972) (1,194,986)
Electrolux AB, Class B (2) (56) (177)
Epiroc AB, Class A (2) (81,158) (2,226,712)
EQT AB (2) (213,228) (6,032,123)
Fastighets AB Balder, Class B (2) (169,595) (904,597)
Hexagon AB, Class B (2) (290,899) (2,406,709)
Holmen AB, Class B (2) (49,553) (1,557,288)
Lifco AB, Class B (2) (67,236) (2,203,579)
Nibe Industrier AB, Class B (2) (995,534) (3,700,677)
Nordnet AB publ (2) (14,113) (536,772)
Saab AB, Class B (2) (121,930) (6,356,750)
Sagax AB, Class B (2) (147,385) (2,344,057)
INVESTMENTS SHARES VALUE ($)
Sweden - (2.6)% (continued)
Svenska Cellulosa AB SCA, Class
B (2) (298,326) (3,050,998)
Svenska Handelsbanken AB, Class
A (2) (707,670) (10,413,585)
Tele2 AB, Class B (2) (91,772) (1,597,016)
Volvo AB, Class B (2) (81,557) (2,774,224)
(67,646,207)
Switzerland - ( 5 .5 ) %
Accelleron Industries AG (2) (12,690) (1,303,218)
Bachem Holding AG, Class B (2) (34,896) (3,266,117)
Banque Cantonale Vaudoise
(Registered) (2) (24,618) (3,604,125)
Barry Callebaut AG (Registered) (2) (2,419) (3,344,994)
Belimo Holding AG (Registered) (2) (3,635) (4,087,113)
Chocoladefabriken Lindt &
Spruengli AG (2) (261) (3,031,975)
Cie Financiere Richemont SA
(Registered) (2) (55,244) (12,751,884)
Clariant AG (Registered) (2) (112,452) (980,702)
DSM-Firmenich AG (2) (43,572) (4,135,740)
EFG International AG (2) (21,999) (441,024)
EMS-Chemie Holding AG
(Registered) (2) (1,269) (1,087,785)
Galderma Group AG (2) (29,718) (6,759,287)
Galenica AG (2)(c) (7,987) (832,857)
Julius Baer Group Ltd. (2) (67,344) (5,818,518)
Kuehne + Nagel International AG
(Registered) (2) (19,097) (4,633,727)
Lonza Group AG (Registered) (2) (6,768) (4,565,724)
Nestle SA (Registered) (2) (58,911) (6,042,216)
Partners Group Holding AG (2) (10,733) (8,791,234)
PSP Swiss Property AG
(Registered) (2) (5,561) (991,112)
Sandoz Group AG (2) (40,289) (3,640,271)
SIG Group AG (2) (340,263) (5,692,790)
Sika AG (Registered) (2) (23,310) (4,806,896)
Straumann Holding AG (Registered)
(2) (61,270) (8,053,811)
Sulzer AG (Registered) (2) (4,064) (674,733)
Swatch Group AG (The) (2) (16,600) (4,056,850)
Swiss Life Holding AG (Registered)
(2) (12,697) (13,957,424)
Swissquote Group Holding SA
(Registered) (2) (20,140) (944,698)
UBS Group AG (Registered) (2) (104,899) (5,198,913)
VAT Group AG (2)(c) (4,694) (4,116,266)
Ypsomed Holding AG (Registered)
(2) (1,517) (684,294)
Zurich Insurance Group AG (2) (16,350) (12,092,999)
(140,389,297)
Thailand - ( 0 .2 ) %
Fabrinet (8,591) (4,828,829)
United Kingdom - ( 5 .9 ) %
Admiral Group plc (2) (110,657) (5,226,190)
Associated British Foods plc (2) (70,853) (1,862,625)
AstraZeneca plc (2) (50,936) (9,509,971)
Aviva plc (2) (298,289) (2,571,786)
BAE Systems plc (2) (574,148) (14,070,434)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (5.9)% (continued)
Bellway plc (33,886) (871,094)
Berkeley Group Holdings plc (2) (11,891) (551,547)
Bunzl plc (2) (39,885) (1,391,939)
Burberry Group plc (2) (7,556) (106,746)
Convatec Group plc (2)(c) (867,531) (2,474,027)
Croda International plc (2) (122,669) (4,919,738)
Diageo plc (2) (550,893) (11,095,039)
Diploma plc (2) (13,883) (1,312,254)
Hiscox Ltd. (2) (163,539) (4,007,199)
ICG plc (2) (62,782) (1,407,145)
IMI plc (2) (66,926) (2,636,500)
Informa plc (2) (865,418) (10,382,910)
Intertek Group plc (2) (30,427) (2,342,212)
ITV plc (2) (95,755) (102,292)
Land Securities Group plc, REIT (2) (252,880) (2,178,597)
Legal & General Group plc (2) (3,361,187) (12,743,502)
LondonMetric Property plc, REIT (2) (444,937) (1,110,577)
M&G plc (2) (734,349) (3,276,189)
Man Group plc (2) (246,276) (954,757)
Melrose Industries plc (2) (241,142) (1,520,558)
Ocado Group plc (2) (638,673) (1,518,163)
Pennon Group plc (2) (229,824) (1,419,642)
Persimmon plc (2) (151,859) (2,117,296)
Reckitt Benckiser Group plc (2) (120,335) (7,837,851)
RELX plc (2) (317,939) (10,048,406)
Rentokil Initial plc (2) (692,059) (3,935,719)
Rotork plc (2) (80,967) (317,308)
RS GROUP plc (2) (111,749) (862,590)
Sage Group plc (The) (2) (130,051) (1,410,932)
Segro plc, REIT (2) (130,391) (1,512,615)
Severn Trent plc (2) (31,359) (1,227,677)
Smiths Group plc (2) (74,874) (2,543,450)
Spirax Group plc (2) (18,301) (1,660,334)
SSE plc (2) (98,334) (3,172,503)
Tate & Lyle plc (2) (198,372) (1,457,251)
Taylor Wimpey plc (2) (558,096) (597,226)
Tritax Big Box REIT plc, REIT (2) (329,889) (706,769)
Unilever plc (2) (84,102) (5,051,806)
UNITE Group plc (The), REIT (2) (155,881) (1,050,420)
Whitbread plc (2) (20,754) (657,077)
Wise Group plc, Class A (2) (126,489) (1,516,285)
WPP plc (2) (263,605) (817,661)
(150,064,809)
United States - ( 127 .6 ) %
AAON, Inc. (171,268) (21,727,057)
Abbott Laboratories (100,177) (9,090,061)
Acadia Healthcare Co., Inc. (373,450) (11,027,979)
Aegon Ltd. (2) (282,789) (2,406,646)
AeroVironment, Inc. (80,372) (13,267,006)
AES Corp. (The) (192,041) (2,815,321)
Affirm Holdings, Inc., Class A (119,298) (9,728,752)
Aflac, Inc. (114,767) (13,456,431)
Agilent Technologies, Inc. (19,825) (2,633,355)
Agree Realty Corp., REIT (24,039) (1,820,714)
Air Products and Chemicals, Inc. (72,075) (21,130,949)
Akamai Technologies, Inc. (68,214) (8,063,577)
Alaska Air Group, Inc. (310,314) (16,198,391)
Alcon AG (2) (22,341) (1,506,452)
INVESTMENTS SHARES VALUE ($)
United States - (127.6)% (continued)
Alexandria Real Estate Equities,
Inc., REIT (64,687) (3,418,708)
Alliant Energy Corp. (80,651) (6,152,865)
Alphabet, Inc., Class A (78,758) (28,145,745)
Amazon.com, Inc. (114,701) (27,337,835)
Amcor plc (374,816) (16,248,274)
Amentum Holdings, Inc. (85,602) (1,769,393)
American Airlines Group, Inc. (68,858) (1,244,264)
American Express Co. (37,281) (12,610,298)
American Financial Group, Inc. (42,164) (5,900,430)
American Homes 4 Rent, Class A,
REIT (24,199) (811,150)
American Tower Corp., REIT (46,152) (7,549,083)
American Water Works Co., Inc. (34,682) (4,563,458)
Americold Realty Trust, Inc., REIT (244,320) (3,840,710)
AMETEK, Inc. (17,474) (4,227,660)
Amkor Technology, Inc. (66,848) (5,764,303)
Aon plc, Class A (22,543) (7,477,288)
Apollo Global Management, Inc. (98,225) (11,621,000)
Apple, Inc. (55,373) (16,022,731)
AptarGroup, Inc. (17,742) (2,221,298)
Aptiv plc (50,838) (3,120,436)
Arch Capital Group Ltd. (89,723) (8,708,514)
Arrowhead Pharmaceuticals, Inc. (22,604) (1,842,452)
Arthur J Gallagher & Co. (69,659) (15,991,617)
Ashland, Inc. (38,744) (2,552,842)
AST SpaceMobile, Inc. (66,788) (5,934,782)
Atmos Energy Corp. (8,602) (1,481,867)
Aurora Innovation, Inc. (414,302) (2,825,540)
AutoZone, Inc. (6,190) (19,782,869)
AvalonBay Communities, Inc., REIT (6,559) (1,237,618)
Avantor, Inc. (75,888) (751,291)
Avery Dennison Corp. (13,891) (2,255,204)
Avis Budget Group, Inc. (15,061) (2,226,468)
Axon Enterprise, Inc. (30,812) (17,273,515)
Ball Corp. (88,084) (5,496,442)
Bank of America Corp. (85,232) (4,856,519)
Baxter International, Inc. (309,969) (6,608,539)
BellRing Brands, Inc. (172,205) (2,228,333)
Bentley Systems, Inc., Class B (37,401) (1,117,916)
BILL Holdings, Inc. (78,236) (2,829,014)
Bio-Techne Corp. (63,277) (4,470,520)
BJ's Wholesale Club Holdings, Inc. (65,510) (5,713,782)
Blackbaud, Inc. (26,938) (797,904)
Blackrock, Inc. (7,653) (7,358,819)
Blackstone, Inc. (90,371) (10,633,956)
Block, Inc., Class A (46,833) (3,559,308)
Blue Owl Capital, Inc., Class A (96,024) (840,210)
Boeing Co. (The) (41,345) (8,949,952)
Boston Scientific Corp. (48,772) (2,081,589)
Bright Horizons Family Solutions,
Inc. (13,291) (942,066)
Broadcom, Inc. (7,411) (2,799,505)
Broadridge Financial Solutions, Inc. (8,787) (1,203,380)
Brown & Brown, Inc. (198,173) (12,712,798)
Brown-Forman Corp., Class B (280,773) (7,482,600)
Bruker Corp. (70,368) (4,234,746)
Brunswick Corp. (62,929) (5,301,139)
Builders FirstSource, Inc. (22,671) (2,028,601)
Bunge Global SA (149,802) (15,988,367)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (127.6)% (continued)
Burlington Stores, Inc. (6,632) (2,101,018)
BWX Technologies, Inc. (36,148) (7,036,208)
BXP, Inc., REIT (98,739) (6,547,383)
CACI International, Inc., Class A (12,824) (5,940,846)
Cadence Design Systems, Inc. (33,959) (12,745,492)
Camden Property Trust, REIT (10,922) (1,250,460)
Campbell's Co. (The) (85,099) (1,895,155)
CarMax, Inc. (26,328) (1,392,488)
Carrier Global Corp. (233,204) (17,105,513)
Carvana Co., Class A (122,747) (8,079,208)
Casey's General Stores, Inc. (14,433) (11,471,204)
Cava Group, Inc. (57,208) (4,489,684)
CBRE Group, Inc., Class A (35,024) (4,717,383)
CCC Intelligent Solutions Holdings,
Inc. (727,422) (3,753,498)
Celanese Corp., Class A (137,736) (6,335,856)
Celsius Holdings, Inc. (52,149) (1,526,923)
Cencora, Inc. (65,570) (18,554,999)
CenterPoint Energy, Inc. (164,363) (7,238,547)
Certara, Inc. (427,661) (2,801,180)
Chemed Corp. (16,395) (7,635,807)
Cheniere Energy, Inc. (41,473) (9,912,462)
Chevron Corp. (27,376) (4,537,846)
Chipotle Mexican Grill, Inc., Class A (195,554) (6,648,836)
Chord Energy Corp. (11,952) (1,366,114)
Church & Dwight Co., Inc. (23,664) (2,292,568)
Churchill Downs, Inc. (41,289) (3,701,146)
Cisco Systems, Inc. (394,556) (46,344,547)
Citigroup, Inc. (86,336) (12,083,587)
Clean Harbors, Inc. (13,090) (3,910,638)
Clearway Energy, Inc., Class C (98,753) (3,375,378)
Clorox Co. (The) (73,604) (7,024,766)
Cloudflare, Inc., Class A (20,916) (5,130,276)
CMS Energy Corp. (44,575) (3,409,988)
CNH Industrial NV (258,465) (2,902,562)
CNH Industrial NV (2) (19,351) (220,107)
Coca-Cola Co. (The) (429,320) (34,890,835)
Coherent Corp. (29,797) (11,754,023)
Coinbase Global, Inc., Class A (42,460) (6,207,227)
Commerce Bancshares, Inc. (68,887) (3,978,224)
Commvault Systems, Inc. (28,915) (4,098,123)
ConocoPhillips (34,083) (3,543,269)
Constellation Energy Corp. (25,155) (6,247,747)
Cooper Cos., Inc. (The) (32,894) (2,358,829)
Copart, Inc. (113,899) (3,210,813)
Corcept Therapeutics, Inc. (61,026) (5,306,211)
Corning, Inc. (35,295) (9,015,402)
Corpay, Inc. (30,843) (10,279,047)
CoStar Group, Inc. (317,046) (8,978,743)
Crane Co. (30,324) (6,764,375)
Crane NXT Co. (67,572) (3,456,984)
Credit Acceptance Corp. (2,640) (1,680,994)
CRH plc (33,731) (3,609,217)
Crowdstrike Holdings, Inc., Class A (45,297) (34,567,952)
Crown Castle, Inc., REIT (51,031) (3,864,578)
CSX Corp. (199,683) (9,490,933)
Cullen/Frost Bankers, Inc. (60,305) (9,318,329)
Cytokinetics, Inc. (144,353) (12,297,432)
Darden Restaurants, Inc. (18,354) (3,781,108)
Deere & Co. (36,042) (22,862,521)
INVESTMENTS SHARES VALUE ($)
United States - (127.6)% (continued)
DENTSPLY SIRONA, Inc. (247,203) (2,622,824)
Diamondback Energy, Inc. (22,887) (4,023,077)
Dick's Sporting Goods, Inc. (93,516) (21,210,364)
Digital Realty Trust, Inc., REIT (37,924) (6,810,392)
DoorDash, Inc., Class A (47,252) (8,719,412)
Dover Corp. (16,374) (3,672,361)
Doximity, Inc., Class A (133,809) (2,775,199)
DR Horton, Inc. (60,377) (9,834,206)
DT Midstream, Inc. (55,408) (8,130,570)
DTE Energy Co. (63,495) (9,674,733)
Duke Energy Corp. (45,844) (5,802,934)
Dutch Bros, Inc., Class A (172,148) (12,361,948)
Dycom Industries, Inc. (14,959) (7,563,121)
Dynatrace, Inc. (49,484) (2,172,842)
Eagle Materials, Inc. (31,022) (6,979,950)
EastGroup Properties, Inc., REIT (6,682) (1,353,305)
Eastman Chemical Co. (24,714) (1,655,344)
Eaton Corp. plc (42,374) (18,056,409)
EchoStar Corp., Class A (20,585) (2,089,378)
Ecolab, Inc. (23,700) (6,603,057)
elf Beauty, Inc. (161,279) (11,934,646)
Eli Lilly & Co. (7,353) (8,819,409)
Emerson Electric Co. (42,117) (6,029,049)
Encompass Health Corp. (24,243) (2,450,482)
Enphase Energy, Inc. (303,660) (14,952,218)
Ensign Group, Inc. (The) (14,365) (2,302,710)
Entegris, Inc. (52,106) (9,371,785)
EQT Corp. (73,705) (3,918,895)
Equifax, Inc. (5,558) (882,166)
Equity LifeStyle Properties, Inc.,
REIT (74,816) (4,821,891)
Erie Indemnity Co., Class A (16,492) (3,953,957)
Esab Corp. (51,402) (5,069,779)
Essex Property Trust, Inc., REIT (4,209) (1,227,302)
Everforth, Inc. (23,775) (424,859)
Experian plc (2) (188,261) (6,345,076)
Extra Space Storage, Inc., REIT (33,857) (4,919,422)
Exxon Mobil Corp. (78,502) (10,732,793)
Fair Isaac Corp. (1,011) (1,207,923)
Federal Realty Investment Trust,
REIT (30,089) (3,714,186)
Ferrovial NV (2) (117,380) (8,045,294)
Fifth Third Bancorp (98,755) (5,566,819)
First Citizens BancShares, Inc.,
Class A (7,749) (16,124,042)
First Solar, Inc. (18,895) (4,458,464)
Flagstar Bank NA (717,994) (10,726,830)
Floor & Decor Holdings, Inc., Class
A (77,396) (4,594,227)
Flutter Entertainment plc (47,102) (4,812,411)
FMC Corp. (153,233) (1,762,180)
Ford Motor Co. (421,963) (5,865,286)
Freeport-McMoRan, Inc. (52,431) (3,297,386)
Freshpet, Inc. (34,826) (2,058,913)
FTI Consulting, Inc. (18,693) (2,785,444)
Garmin Ltd. (26,983) (6,409,542)
GATX Corp. (18,807) (3,332,412)
GE HealthCare Technologies, Inc. (105,033) (6,723,162)
General Mills, Inc. (79,461) (2,765,243)
Gentex Corp. (55,021) (1,390,381)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (127.6)% (continued)
Genuine Parts Co. (56,451) (6,660,089)
GFL Environmental, Inc. (90,299) (3,320,355)
Gilead Sciences, Inc. (84,218) (10,640,102)
Gitlab, Inc., Class A (65,543) (2,001,028)
Glacier Bancorp, Inc. (64,021) (3,302,203)
GLOBALFOUNDRIES, Inc. (39,955) (3,292,692)
Globant SA (94,980) (2,748,721)
Globus Medical, Inc., Class A (17,702) (1,398,635)
Goldman Sachs Group, Inc. (The) (19,679) (19,902,750)
Goodyear Tire & Rubber Co. (The) (168,469) (1,111,895)
Graphic Packaging Holding Co. (69,990) (739,794)
Guidewire Software, Inc. (17,699) (2,177,862)
GXO Logistics, Inc. (9,580) (485,706)
Haleon plc (2) (1,855,894) (8,552,233)
Hamilton Lane, Inc., Class A (16,774) (1,322,294)
HCA Healthcare, Inc. (11,373) (4,434,219)
Healthcare Realty Trust, Inc., REIT (49,071) (989,762)
Henry Schein, Inc. (62,530) (5,222,506)
Hershey Co. (The) (32,929) (5,777,393)
Hilton Grand Vacations, Inc. (148,249) (7,763,800)
Hilton Worldwide Holdings, Inc. (12,004) (3,966,842)
Hims & Hers Health, Inc. (88,278) (3,060,598)
Home Depot, Inc. (The) (78,815) (27,796,473)
Hormel Foods Corp. (75,239) (1,867,432)
Howard Hughes Holdings, Inc. (33,656) (2,406,067)
Hubbell, Inc., Class B (19,013) (9,947,602)
Humana, Inc. (26,981) (10,717,393)
Huntington Bancshares, Inc. (1,127,287) (19,986,799)
Huntsman Corp. (164,431) (1,746,257)
Hyatt Hotels Corp., Class A (39,114) (7,581,858)
IDACORP, Inc. (59,468) (8,997,508)
IDEX Corp. (18,602) (4,221,724)
Independence Realty Trust, Inc.,
REIT (164,122) (2,739,196)
Ingersoll Rand, Inc. (57,378) (4,704,422)
Insmed, Inc. (17,142) (1,827,680)
Inspire Medical Systems, Inc. (112,254) (5,007,651)
Intel Corp. (20,314) (2,836,444)
International Business Machines
Corp. (48,146) (13,539,137)
International Flavors & Fragrances,
Inc. (42,411) (3,359,799)
International Paper Co. (244,229) (9,305,125)
Intuitive Surgical, Inc. (33,122) (13,171,957)
Invitation Homes, Inc., REIT (84,860) (2,563,621)
Ionis Pharmaceuticals, Inc. (161,249) (12,785,433)
IonQ, Inc. (22,966) (1,223,169)
IPG Photonics Corp. (6,933) (813,380)
IQVIA Holdings, Inc. (10,485) (2,025,912)
Iridium Communications, Inc. (43,086) (2,363,267)
Iron Mountain, Inc., REIT (48,986) (6,187,422)
J M Smucker Co. (The) (40,156) (4,517,550)
James Hardie Industries plc, ADR (86,535) (2,265,486)
James Hardie Industries plc,
CHESS (2) (265,430) (7,017,781)
Jefferies Financial Group, Inc. (25,888) (1,293,882)
Johnson & Johnson (118,565) (30,111,952)
JPMorgan Chase & Co. (109,633) (35,886,169)
KB Home (85,724) (5,365,465)
KBR, Inc. (90,183) (3,114,019)
INVESTMENTS SHARES VALUE ($)
United States - (127.6)% (continued)
Kemper Corp. (47,688) (1,285,668)
Keurig Dr Pepper, Inc. (236,479) (7,739,958)
KeyCorp (127,218) (2,932,375)
Kinder Morgan, Inc. (343,042) (10,967,053)
Kinsale Capital Group, Inc. (16,147) (5,325,442)
Kirby Corp. (28,054) (3,814,502)
Kite Realty Group Trust, REIT (155,808) (4,421,831)
KKR & Co., Inc. (137,630) (12,631,681)
Knife River Corp. (19,740) (1,651,251)
Kratos Defense & Security
Solutions, Inc. (107,926) (5,381,190)
Labcorp Holdings, Inc. (42,644) (11,940,320)
Lamb Weston Holdings, Inc. (73,692) (3,182,021)
Lantheus Holdings, Inc. (77,125) (8,556,248)
Las Vegas Sands Corp. (38,257) (1,767,091)
Lennar Corp., Class A (10,374) (938,743)
Lennox International, Inc. (16,720) (9,579,724)
Leonardo DRS, Inc. (16,629) (709,559)
Liberty Live Holdings, Inc., Class C (30,784) (3,252,022)
Liberty Media Corp-Liberty Formula
One, Class A (18,016) (1,577,121)
Lincoln Electric Holdings, Inc. (4,008) (1,064,164)
Linde plc (42,284) (21,942,858)
Lineage, Inc., REIT (24,179) (1,045,742)
Lithia Motors, Inc., Class A (3,709) (1,077,427)
Littelfuse, Inc. (1) (455)
Live Nation Entertainment, Inc. (55,325) (10,130,561)
LKQ Corp. (93,064) (2,450,375)
Loar Holdings, Inc. (63,987) (5,157,992)
Lockheed Martin Corp. (11,875) (6,049,838)
Louisiana-Pacific Corp. (44,674) (3,514,057)
Lowe's Cos., Inc. (46,150) (10,175,614)
LPL Financial Holdings, Inc. (55,076) (15,513,808)
Lululemon Athletica, Inc. (34,052) (3,888,057)
Madison Square Garden Sports
Corp., Class A (16,317) (6,556,823)
Markel Group, Inc. (925) (1,806,534)
MarketAxess Holdings, Inc. (20,121) (2,283,532)
Marriott International, Inc., Class A (18,349) (6,799,956)
Marsh & McLennan Cos., Inc. (25,819) (4,303,253)
Martin Marietta Materials, Inc. (9,346) (5,389,838)
MasTec, Inc. (1,388) (577,491)
McCormick & Co., Inc. (Non-Voting) (132,202) (6,665,625)
MDU Resources Group, Inc. (142,839) (3,029,615)
Merck & Co., Inc. (103,287) (13,272,380)
Meta Platforms, Inc., Class A (25,905) (14,592,027)
MetLife, Inc. (12,078) (1,021,920)
MGM Resorts International (81,473) (3,895,224)
Microchip Technology, Inc. (83,398) (7,605,898)
Microsoft Corp. (44,764) (16,697,867)
Mid-America Apartment
Communities, Inc., REIT (7,951) (1,104,712)
Middleby Corp. (The) (21,349) (3,672,241)
Moderna, Inc. (26,889) (1,883,037)
Molina Healthcare, Inc. (56,341) (12,885,187)
Mondelez International, Inc., Class
A (270,454) (15,643,059)
Monolithic Power Systems, Inc. (4,588) (6,342,268)
Morgan Stanley (89,402) (18,688,594)
Mosaic Co. (The) (368,061) (7,799,213)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (127.6)% (continued)
Motorola Solutions, Inc. (62,671) (26,026,639)
MP Materials Corp. (143,491) (8,036,931)
MSA Safety, Inc. (14,557) (2,541,361)
National Storage Affiliates Trust,
REIT (41,902) (1,863,382)
nCino, Inc. (176,931) (2,892,822)
Newell Brands, Inc. (383,401) (2,354,082)
NextEra Energy, Inc. (127,389) (11,180,933)
Nextpower, Inc., Class A (36,794) (4,383,637)
NIKE, Inc., Class B (421,920) (17,319,816)
Nordson Corp. (6,529) (1,969,734)
Northrop Grumman Corp. (26,287) (13,388,232)
Norwegian Cruise Line Holdings
Ltd. (843,780) (17,812,196)
Novanta, Inc. (63,940) (10,373,626)
NRG Energy, Inc. (83,541) (12,201,998)
Nucor Corp. (4,078) (908,375)
NVR, Inc. (564) (3,842,758)
OGE Energy Corp. (27) (1,314)
Oklo, Inc. (69,999) (3,663,048)
Okta, Inc., Class A (44,045) (6,009,940)
Old Dominion Freight Line, Inc. (17,913) (3,879,956)
Old National Bancorp (252,428) (6,537,885)
Olin Corp. (271,669) (5,384,480)
Ollie's Bargain Outlet Holdings, Inc. (51,297) (3,943,713)
Omnicom Group, Inc. (109,666) (7,986,975)
ON Semiconductor Corp. (38,073) (3,599,421)
ONE Gas, Inc. (2,409) (185,662)
ONEOK, Inc. (171,048) (14,870,913)
Option Care Health, Inc. (178,829) (3,750,044)
Oracle Corp. (113,092) (16,573,633)
O'Reilly Automotive, Inc. (130,825) (12,047,674)
Owens Corning (11,753) (1,868,257)
PACCAR, Inc. (37,440) (4,497,293)
Packaging Corp. of America (43,362) (10,332,297)
Palantir Technologies, Inc., Class A (64,694) (7,547,849)
Park Hotels & Resorts, Inc., REIT (113,178) (1,612,787)
Parker-Hannifin Corp. (9,824) (9,609,051)
Parsons Corp. (96,291) (5,044,685)
Paychex, Inc. (45,795) (4,503,022)
Paylocity Holding Corp. (20,357) (2,127,917)
Performance Food Group Co. (54,920) (6,139,507)
Permian Resources Corp., Class A (35,057) (645,399)
Perrigo Co. plc (17,972) (186,729)
Pinnacle West Capital Corp. (38,285) (4,096,495)
Planet Fitness, Inc., Class A (91,700) (4,783,989)
Plug Power, Inc. (361,755) (980,356)
Pool Corp. (61,056) (13,120,934)
PPL Corp. (159,393) (5,793,936)
Procter & Gamble Co. (The) (49,609) (7,274,664)
Progressive Corp. (The) (13,767) (3,007,401)
PTC, Inc. (34,774) (3,950,674)
Public Service Enterprise Group,
Inc. (59,176) (4,802,724)
Public Storage, REIT (6,460) (2,056,283)
PulteGroup, Inc. (79,315) (10,882,811)
QIAGEN NV (2) (4,005) (154,930)
Qnity Electronics, Inc. (33,879) (5,532,779)
QUALCOMM, Inc. (34,822) (6,434,757)
Quanta Services, Inc. (31,274) (22,518,530)
INVESTMENTS SHARES VALUE ($)
United States - (127.6)% (continued)
QuantumScape Corp. (1,095,380) (8,281,073)
Quest Diagnostics, Inc. (51,515) (10,918,604)
QXO, Inc. (469,897) (8,119,820)
Ralliant Corp. (62,912) (4,632,211)
RBC Bearings, Inc. (4,417) (2,844,813)
Realty Income Corp., REIT (34,532) (2,139,603)
Regal Rexnord Corp. (21,968) (5,232,558)
Regency Centers Corp., REIT (31,988) (2,550,723)
Reliance, Inc. (12,148) (4,538,493)
Repligen Corp. (70,314) (9,593,642)
Republic Services, Inc., Class A (47,638) (10,150,705)
Revvity, Inc. (3,551) (395,084)
Rexford Industrial Realty, Inc., REIT (99,305) (3,326,718)
RH (63,070) (10,389,521)
RLI Corp. (39,062) (2,307,392)
Robinhood Markets, Inc., Class A (89,742) (8,999,328)
Rocket Cos., Inc., Class A (363,383) (5,723,282)
Rollins, Inc. (52,242) (2,180,581)
Roper Technologies, Inc. (20,493) (6,934,626)
Ross Stores, Inc. (2,154) (458,479)
Royal Caribbean Cruises Ltd. (31,580) (10,027,597)
Royal Gold, Inc. (20,528) (4,097,594)
RTX Corp. (31,998) (6,070,981)
Ryan Specialty Holdings, Inc.,
Class A (296,188) (11,184,059)
S&P Global, Inc. (3,369) (1,372,059)
Saia, Inc. (16,858) (7,099,915)
Salesforce, Inc. (113,268) (17,744,565)
SBA Communications Corp., REIT (45,510) (8,030,695)
Schneider Electric SE (2) (52,452) (17,163,647)
Scotts Miracle-Gro Co. (The) (7,907) (538,546)
Seaboard Corp. (408) (1,821,447)
Seagate Technology Holdings plc (23,281) (22,466,164)
Sempra (135,316) (12,545,146)
SentinelOne, Inc., Class A (95,553) (1,621,534)
Service Corp. International (62,340) (4,735,346)
SharkNinja, Inc. (43,320) (6,596,336)
Sherwin-Williams Co. (The) (25,376) (8,737,464)
Shift4 Payments, Inc., Class A (47,071) (2,289,533)
Silgan Holdings, Inc. (109,222) (5,066,809)
Simon Property Group, Inc., REIT (18,277) (4,087,651)
SLB Ltd. (243,275) (11,309,855)
SLM Corp. (248,291) (6,440,669)
SoFi Technologies, Inc. (799,690) (14,338,442)
Solstice Advanced Materials, Inc. (78,322) (6,939,329)
Somnigroup International, Inc. (62,198) (4,876,323)
Sonoco Products Co. (25,872) (1,457,887)
Southern Co. (The) (154,048) (14,743,934)
SOUTHSTATE BANK Corp. (10,909) (1,089,809)
Sprouts Farmers Market, Inc. (67,451) (5,705,006)
SPX Technologies, Inc. (2,263) (554,820)
Starbucks Corp. (169,917) (17,363,818)
Steel Dynamics, Inc. (28,525) (6,545,347)
Stellantis NV (2) (532,433) (3,041,429)
Strategy, Inc., Class A (35,413) (3,078,452)
Stryker Corp. (12,854) (4,046,953)
Summit Therapeutics, Inc. (219,785) (3,202,267)
Sunbelt Rentals Holdings, Inc. (2) (61,615) (4,494,715)
Super Micro Computer, Inc. (336,888) (9,880,925)
Synaptics, Inc. (15,825) (1,965,940)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (127.6)% (continued)
Synopsys, Inc. (49,285) (21,984,559)
Take-Two Interactive Software, Inc. (39,761) (9,939,455)
Targa Resources Corp. (21,781) (5,840,357)
Teledyne Technologies, Inc. (8,972) (5,983,427)
Teleflex, Inc. (96,006) (12,169,721)
Tempus AI, Inc., Class A (208,447) (12,075,335)
Tesla, Inc. (89,751) (37,749,270)
Texas Capital Bancshares, Inc. (7,139) (737,173)
Texas Instruments, Inc. (18,704) (5,575,101)
TFS Financial Corp. (31,928) (565,764)
Thermo Fisher Scientific, Inc. (17,343) (8,695,086)
Thor Industries, Inc. (1) (75)
TJX Cos., Inc. (The) (6,526) (988,689)
Toast, Inc., Class A (280,234) (7,796,110)
Toll Brothers, Inc. (43,742) (7,206,495)
TPG, Inc. (85,009) (3,447,115)
Tractor Supply Co. (71,402) (2,257,017)
Trade Desk, Inc. (The), Class A (347,322) (6,279,582)
TransDigm Group, Inc. (3,502) (4,664,804)
TransUnion (35,648) (2,571,647)
Trex Co., Inc. (133,138) (6,662,226)
Truist Financial Corp. (10,822) (539,152)
TTM Technologies, Inc. (19,445) (3,636,604)
Twilio, Inc., Class A (4,933) (1,017,826)
Tyler Technologies, Inc. (28,246) (8,260,825)
UDR, Inc., REIT (272,063) (10,860,755)
U-Haul Holding Co. (28,686) (1,655,182)
Ultragenyx Pharmaceutical, Inc. (322,176) (10,757,457)
Under Armour, Inc., Class A (626,116) (4,000,881)
United Parcel Service, Inc., Class B (47,161) (5,069,808)
United Rentals, Inc. (4,930) (5,585,148)
UnitedHealth Group, Inc. (17,683) (7,349,585)
Unity Software, Inc. (93,931) (2,684,548)
Universal Display Corp. (90,410) (7,828,602)
UWM Holdings Corp., Class A (264,624) (605,989)
Vail Resorts, Inc. (25,254) (3,438,332)
Valvoline, Inc. (115,520) (4,567,661)
Vertex Pharmaceuticals, Inc. (35,954) (17,859,430)
VF Corp. (141,391) (2,358,402)
Viking Therapeutics, Inc. (33,760) (1,316,978)
Virtu Financial, Inc., Class A (23,842) (1,420,268)
Visa, Inc., Class A (9,269) (3,180,101)
Vistra Corp. (46,700) (7,408,021)
Vornado Realty Trust, REIT (163,308) (6,418,004)
Vulcan Materials Co. (32,161) (9,487,817)
Walmart, Inc. (224,123) (25,384,170)
Warner Music Group Corp., Class A (25,888) (700,788)
Waste Connections, Inc. (41,911) (6,986,145)
Waste Management, Inc. (78,280) (17,447,046)
Waters Corp. (18,355) (6,883,859)
Watsco, Inc. (19,948) (8,312,930)
Weatherford International plc (18,652) (1,520,138)
WEC Energy Group, Inc. (77,579) (9,058,900)
Wells Fargo & Co. (261,359) (21,598,707)
Welltower, Inc., REIT (45,374) (10,298,537)
Wendy's Co. (The) (189,385) (1,570,002)
West Pharmaceutical Services, Inc. (4,721) (1,694,839)
Western Alliance Bancorp (49,989) (4,109,096)
Westinghouse Air Brake
Technologies Corp. (27,727) (7,475,199)
INVESTMENTS SHARES VALUE ($)
United States - (127.6)% (continued)
Westlake Corp. (53,988) (3,941,124)
Weyerhaeuser Co., REIT (463,913) (11,106,077)
Whirlpool Corp. (35,316) (1,392,157)
White Mountains Insurance Group
Ltd. (1,770) (3,669,900)
Williams Cos., Inc. (The) (286,336) (21,286,217)
Williams-Sonoma, Inc. (33,888) (7,899,293)
WillScot Holdings Corp. (144,287) (4,164,123)
Wingstop, Inc. (38,214) (6,626,690)
WP Carey, Inc., REIT (21,897) (1,565,636)
Wyndham Hotels & Resorts, Inc. (7,662) (645,217)
Wynn Resorts Ltd. (36,351) (3,529,319)
Xcel Energy, Inc. (134,576) (10,806,453)
Zillow Group, Inc., Class C (58,361) (1,839,539)
(3,272,454,341)
Zambia - ( 0 .1 ) %
First Quantum Minerals Ltd. (86,228) (2,355,348)
TOTAL COMMON STOCKS
(Proceeds $(5,276,421,397))                                                     (5,114,998,132)
PREFERRED STOCKS - (0.5)%
Germany - ( 0 .5 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (114,915) (5,736,997)
Sartorius AG (Preference) (2) (22,990) (6,031,397)
Volkswagen AG (Preference) (2) (21,106) (1,693,151)
TOTAL PREFERRED STOCKS
(Proceeds $(17,828,678))                                                     (13,461,545)
TOTAL SHORT POSITIONS
(Proceeds $(5,294,250,075)) (5,128,459,677)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 53.1%
(Cost $116,305,438) 1,362,373,489
OTHER ASSETS IN EXCESS OF
LIABILITIES - 46.9%
‡
1,202,245,419
NET ASSETS - 100.0% 2,564,618,908

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2026 amounted to $5,271,235,558, which is inclusive of rehypothecated amounts disclosed below. In addition, $897,404,650 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated. Total value of all such securities at June 30, 2026 amounted to $739,507,206.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2026 amounted to $45,110,008 of investments in securities and $(47,373,803) of securities sold short, which represents 1.76% and (1.85)% of net assets of the Fund, respectively.
(d) Represents 7-day effective yield as of June 30, 2026.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) For the period ended June 30, 2026, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 33,067,620 1 .3%
Consumer Discretionary (149,225,933) ( 5 .8 )
Consumer Staples (71,024,555) ( 2 .8 )
Energy 43,589,964 1 .7
Financials 115,765,784 4 .5
Health Care 15,757,936 0 .6
Industrials 85,425,937 3 .3
Information Technology 309,758,376 12 .1
Materials (38,686,898) ( 1 .5 )
Real Estate (84,771,614) ( 3 .3 )
Utilities (34,525,832) ( 1 .4 )
Investment Companies 594,527,575 23 .2
U.S. Treasury Obligations 542,715,129 21 .2
Total Investments In Securities
At Value 1,362,373,489 53 .1
Other Assets in Excess of
Liabilities ‡ 1,202,245,419 46 .9
Net Assets
$ 2,564,618,908 100 .0%
Affiliate
Value
At
12/31/2025
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2026
Shares
Held At
6/30/2026
Distributions
Received**
SHORT-TERM INVESTMENTS - 20.7%
INVESTMENT COMPANIES - 20.7%
Limited Purpose Cash
Investment Fund,
3.64% (a)
(Cost $530,237,834) $613,001,339 $3,375,169,534 $(3,457,884,583) $15,010 $(15,009) $530,286,291 530,286,291 $11,712,522
**   Distributions received include dividend income and capital gains distributions, if any, from the underlying funds, which are presented in the corresponding line item on the Statements of Operations, if applicable.
(a) Represents 7-day effective yield as of June 30, 2026.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
Forward effective interest rate swap contracts outstanding as of June 30, 2026:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 659,100,000 $ 438,406 $ 2,120,158 $ 2,558,564
Pay 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 659,200,000 442,773 2,116,139 2,558,912
Pay 1D CORRA Semi 3.00% Semi 12/20/2028 CAD 655,700,000 1,675,317 173,339 1,848,656
Pay 1D CORRA Semi 3.00% Semi 12/20/2028 CAD 655,700,000 1,673,767 174,893 1,848,660
Pay 1D SARON Annual 0.50% Annual 9/20/2028 CHF 291,700,000 2,629,235 207,583 2,836,818
Pay 1D SARON Annual 0.50% Annual 9/20/2028 CHF 291,900,000 2,630,946 207,817 2,838,763
Pay 1D SARON Annual 0.50% Annual 12/20/2028 CHF 6,000,000 49,849 3,080 52,929
Pay 1D SARON Annual 0.50% Annual 12/20/2028 CHF 6,100,000 50,679 3,132 53,811
Pay 1D SOFR Annual 4.00% Annual 12/20/2028 USD 198,100,000 (127,035) 146,502 19,467
Pay 1D SOFR Annual 4.00% Annual 12/20/2028 USD 198,000,000 (127,036) 146,380 19,344
Pay 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 46,900,000 (717,860) 1,370,057 652,197
Pay 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 47,000,000 (717,594) 1,371,181 653,587
Pay 1D SONIA Annual 4.50% Annual 12/17/2036 GBP 36,700,000 93,434 304,254 397,688
Pay 1D SONIA Annual 4.50% Annual 12/17/2036 GBP 36,600,000 92,248 304,356 396,604
Pay 3M BBR Qtrly 3.50% Semi 9/13/2028 NZD 720,600,000 138,133 408,338 546,471
Pay 3M BBR Qtrly 3.50% Semi 9/13/2028 NZD 457,600,000 87,749 259,275 347,024
Pay 3M STIBOR Qtrly 2.50% Annual 9/20/2028 SEK 1,571,700,000 (328,273) 883,957 555,684
Pay 3M STIBOR Qtrly 2.50% Annual 9/20/2028 SEK 1,571,700,000 (328,273) 883,957 555,684
Pay 3M STIBOR Qtrly 2.50% Annual 12/20/2028 SEK 2,167,500,000 18,815 534,898 553,713
Pay 3M STIBOR Qtrly 2.50% Annual 12/20/2028 SEK 2,167,500,000 18,813 534,899 553,712
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 177,500,000 (1,387,538) 2,806,312 1,418,774
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 177,400,000 (1,386,619) 2,804,594 1,417,975
Pay 6M BBR Semi 5.00% Semi 12/11/2036 AUD 59,600,000 361,775 78,611 440,386
Pay 6M BBR Semi 5.00% Semi 12/11/2036 AUD 59,600,000 361,144 79,243 440,387
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 5,500,000 43,213 (5,802) 37,411
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 5,400,000 42,428 (5,697) 36,731
Pay 6M EURIBOR Semi 3.00% Annual 12/17/2036 EUR 19,200,000 77,009 20,470 97,479
Pay 6M EURIBOR Semi 3.00% Annual 12/17/2036 EUR 19,200,000 77,255 20,223 97,478
Receive 1D SOFR Annual 4.00% Annual 9/17/2036 USD 234,100,000 1,105,911 (480,993) 624,918
Receive 1D SOFR Annual 4.00% Annual 9/17/2036 USD 234,100,000 1,106,928 (482,010) 624,918
Receive 1D SOFR Annual 4.00% Annual 12/17/2036 USD 43,700,000 306,568 (163,923) 142,645
Receive 1D SOFR Annual 4.00% Annual 12/17/2036 USD 43,800,000 308,057 (165,561) 142,496
Receive 1D SONIA Annual 4.00% Annual 9/20/2028 GBP 165,300,000 275,282 (116,843) 158,439
Receive 1D SONIA Annual 4.00% Annual 9/20/2028 GBP 165,400,000 275,795 (117,466) 158,329
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 111,803,400,000 155,604 50,928 206,532
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 111,803,500,000 155,607 50,926 206,533
Receive 1D TONAR Annual 1.50% Annual 12/20/2028 JPY 102,437,600,000 1,755,816 (219,500) 1,536,316
Receive 1D TONAR Annual 1.50% Annual 12/20/2028 JPY 102,437,600,000 1,755,816 (219,500) 1,536,316
13,084,144 16,088,207 29,172,351
Pay 1D SOFR Annual 4.00% Annual 9/20/2028 USD 916,900,000 722,203 (965,069) (242,866)
Pay 1D SOFR Annual 4.00% Annual 9/20/2028 USD 916,900,000 722,266 (965,132) (242,866)
Pay 1D SONIA Annual 4.00% Annual 12/20/2028 GBP 124,700,000 (478,532) 323,852 (154,680)
Pay 1D SONIA Annual 4.00% Annual 12/20/2028 GBP 124,600,000 (478,514) 323,959 (154,555)
Pay 1D TONAR Annual 2.50% Annual 9/17/2036 JPY 24,043,300,000 (850,986) (227,435) (1,078,421)
Pay 1D TONAR Annual 2.50% Annual 9/17/2036 JPY 24,043,300,000 (850,986) (227,435) (1,078,421)
Pay 1D TONAR Annual 2.50% Annual 12/17/2036 JPY 20,455,700,000 (1,407,412) (215,661) (1,623,073)
Pay 1D TONAR Annual 2.50% Annual 12/17/2036 JPY 20,455,700,000 (1,407,412) (215,661) (1,623,073)
Pay 3M BBR Qtrly 3.50% Semi 12/13/2028 NZD 64,500,000 (55,905) 40,863 (15,042)
Pay 3M BBR Qtrly 3.50% Semi 12/13/2028 NZD 64,500,000 (55,905) 40,863 (15,042)
Receive 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 67,900,000 (528,234) (877,610) (1,405,844)
Receive 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 67,900,000 (526,274) (879,569) (1,405,843)
Receive 1D CORRA Semi 3.50% Semi 12/17/2036 CAD 45,800,000 (718,917) (119,931) (838,848)
Receive 1D CORRA Semi 3.50% Semi 12/17/2036 CAD 45,700,000 (717,340) (119,676) (837,016)
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 1,698,100,000 2,874,761 (4,707,334) (1,832,573)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 1,698,000,000 $ 2,871,095 $ (4,703,560) $ (1,832,465)
Receive 3M BBR Qtrly 4.50% Qtrly 12/07/2028 AUD 694,000,000 (639,204) (383,018) (1,022,222)
Receive 3M BBR Qtrly 4.50% Qtrly 12/07/2028 AUD 694,000,000 (643,412) (378,810) (1,022,222)
Receive 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 600,000,000 (3,091,169) (505,352) (3,596,521)
Receive 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 600,000,000 (3,094,819) (501,702) (3,596,521)
Receive 6M EURIBOR Semi 3.00% Annual 12/20/2028 EUR 481,200,000 (2,228,462) (630,548) (2,859,010)
Receive 6M EURIBOR Semi 3.00% Annual 12/20/2028 EUR 481,300,000 (2,231,189) (628,447) (2,859,636)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 1,385,000,000 122,308 (598,199) (475,891)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 1,385,100,000 122,320 (598,245) (475,925)
Receive 6M NIBOR Semi 5.00% Annual 12/20/2028 NOK 1,992,000,000 (781,817) (127,102) (908,919)
Receive 6M NIBOR Semi 5.00% Annual 12/20/2028 NOK 1,992,000,000 (781,821) (127,098) (908,919)
(14,133,357) (17,973,057) (32,106,414)
$ (1,049,213) $ (1,884,850) $ (2,934,063)
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2026 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.34%
1 Day Secured Overnight Financing Rate (“SOFR”): 3.68%
1 Day Sterling Overnight Index Average (“SONIA”): 3.73%
1 Day Swiss Average Rate Overnight (“SARON”): -0.04%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.96%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.46%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.97%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.80%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.57%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.81%
Total return swap contracts outstanding as of June 30, 2026 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index July
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 07/17/2026 EUR 72,061,866 $ 327,215
Swiss Market Index
September Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
Monthly MLIN 09/18/2026 CHF 157,240,020 4,927,873
TAIEX Index July
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination CITI 07/15/2026 TWD 46,779,000 27,184

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
TAIEX Index July
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination MLIN 07/15/2026 TWD 224,539,200 $ 165,229
WIG20 Index
September Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination GSIN 09/18/2026 PLN (71,380) 408
MSCI Brazil Net
Return Index
Decreases in
total return of
reference
entity
and pays
the CDI plus
or minus a
specified
spread
(-0.70%)
Increases in
total return of
reference entity
Monthly MLIN 09/16/2026 BRL 4,541,987 19,880
MSCI Emerging
Markets Taiwan Net
Total Return Index
Decreases in
total return of
reference
entity
and pays the
OBFR plus
or minus a
specified
spread
(3.00%)
Increases in
total return of
reference entity
Monthly JPMC 09/16/2026 USD 12,731,791 762,211
MSCI France Net
Return Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(0.26%)
Increases in
total return of
reference entity
Monthly CITI 09/16/2026 EUR 91,961,920 2,542,802
MSCI Mexico Net
Index
Decreases in
total return of
reference
entity
and pays
the TIIEOIS
plus or minus
a specified
spread
(0.60%)
Increases in
total return of
reference entity
Monthly MLIN 09/17/2026 MXN 191,559,099 282,183
MSCI Mexico Net
Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the TIIEOIS
plus or minus
a specified
spread (0.10%)
Monthly MLIN 09/17/2026 MXN (27,717,585) 298

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Netherlands
Net Return Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(0.36%)
Increases in
total return of
reference entity
Monthly CITI 09/16/2026 EUR 10,636,183 $ 1,250,224
MSCI Spain Net
Return Index
Decreases in
total return of
reference
entity
and pays the
ESTR plus
or minus a
specified
spread
(0.25%)
Increases in
total return of
reference entity
Monthly CITI 09/16/2026 EUR 40,580,981 2,842,972
MSCI Sweden Net
Return Index
Decreases in
total return of
reference
entity
and pays
the STIBOR
plus or minus
a specified
spread
(0.30%)
Increases in
total return of
reference entity
Monthly CITI 09/16/2026 SEK 61,576,154 194,187
MSCI Switzerland
Net Return Index
Decreases in
total return of
reference
entity
and pays
the SARON
plus or minus
a specified
spread
(0.31%)
Increases in
total return of
reference entity
Monthly CITI 09/16/2026 CHF 3,770,791 257,852
MSCI United
Kingdom Net Return
Index
Decreases in
total return of
reference
entity
and pays the
SONIA plus
or minus a
specified
spread
(0.55%)
Increases in
total return of
reference entity
Monthly CITI 09/16/2026 GBP 5,115,761 139,588

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Tel Aviv Stock
Exchange 35 Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SHIRON
plus or minus
a specified
spread
(-0.17%)
Monthly MLIN 09/16/2026 ILS (5,312,174) $ 57,612
Total unrealized appreciation 13,797,718
HSCEI July Futures Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination CITI 07/30/2026 HKD 364,597,200 (473,542)
iBovespa Index
August Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination CITI 08/12/2026 BRL 129,713,472 (115,342)
MSCI Australia Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the BBR plus
or minus a
specified
spread (0.20%)
Monthly CITI 09/16/2026 AUD (41,255,227) (431,503)
MSCI Canada Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the CORRA
plus or minus
a specified
spread
(-1.00%)
Monthly CITI 09/16/2026 CAD (5,076,648) (74,978)
MSCI Italy Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ESTR
plus or minus
a specified
spread
(-0.30%)
Monthly CITI 09/16/2026 EUR (18,725,512) (768,251)
MSCI Singapore Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SORA
plus or minus
a specified
spread (0.25%)
Monthly CITI 09/16/2026 SGD (14,226,647) (691,448)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Singapore Net
Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the SORA
plus or minus
a specified
spread (0.40%)
Monthly JPMC 09/16/2026 SGD (3,289,673) $ (15,521)
MSCI South Africa
Net Return Index
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
and receives
the ZARONIA
plus or minus
a specified
spread
(-0.37%)
Monthly CITI 09/16/2026 ZAR (195,160,419) (43,166)
Total unrealized depreciation (2,613,751)
Net unrealized appreciation $ 11,183,967
Futures contracts outstanding as of June 30, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 536 7/2026 EUR $ 51,505,666 $ 55,891
Hang Seng Index 123 7/2026 HKD 17,915,560 (256,379)
IBEX 35 Index 1,014 7/2026 EUR 224,728,309 2,272,132
Natural Gas 3,907 7/2026 USD 127,954,250 1,923,622
OMXS30 Index 2,848 7/2026 SEK 94,489,329 1,295,465
RBOB Gasoline 623 7/2026 USD 75,747,953 1,303,120
SGX FTSE Taiwan Index 57 7/2026 USD 9,218,040 13,908
WTI Crude Oil 432 7/2026 USD 30,024,000 (6,659,257)
Low Sulphur Gasoil 463 8/2026 USD 42,179,300 (64,933)
FTSE 100 Index 2,726 9/2026 GBP 381,170,383 1,096,769
Japan 10 Year Bond 825 9/2026 JPY 647,284,664 33,729
LME Copper Base Metal 171 9/2026 USD 57,201,424 (1,297,443)
Long Gilt 5,846 9/2026 GBP 691,849,951 6,860,893
S&P 500 E-Mini Index 273 9/2026 USD 103,033,613 603,805
TOPIX Index 977 9/2026 JPY 240,532,058 7,648,249
U.S. Treasury 10 Year Note 5,721 9/2026 USD 628,058,531 2,249,824
Total of long contracts 17,079,395
Short Contracts
Brent Crude Oil (189) 7/2026 USD (13,787,550) 129,614
IFSC NIFTY 50 Index (369) 7/2026 USD (17,715,321) 64,556
MSCI Singapore Index (648) 7/2026 SGD (23,964,104) 112,489
NY Harbor ULSD (576) 7/2026 USD (78,118,387) 2,862,010
100 oz Gold (80) 8/2026 USD (32,308,000) 3,974,878
Australia 10 Year Bond (15,168) 9/2026 AUD (1,150,628,101) (12,812,248)
Canada 10 Year Bond (5,954) 9/2026 CAD (508,267,781) (5,229,743)
Corn (6,818) 9/2026 USD (142,070,075) 3,924,284
DAX Index (484) 9/2026 EUR (347,516,763) (422,027)
Euro STOXX 50 Index (6,638) 9/2026 EUR (482,075,829) (4,376,623)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Euro-Bund (3,570) 9/2026 EUR $ (518,777,649) $ (4,029,149)
FTSE/JSE Top 40 Index (874) 9/2026 ZAR (54,751,991) 2,979,986
FTSE/MIB Index (370) 9/2026 EUR (109,664,463) (490,989)
KOSPI 200 Index (5) 9/2026 KRW (1,117,440) 4,661
LME Copper Base Metal (164) 9/2026 USD (54,859,845) 1,919,651
S&P/TSX 60 Index (598) 9/2026 CAD (173,355,699) (94,313)
SET50 Index (3,549) 9/2026 THB (22,359,859) (686,841)
Silver (94) 9/2026 USD (28,163,340) 2,517,647
SPI 200 Index (1,177) 9/2026 AUD (178,788,171) 2,106,719
Soybean (2,289) 11/2026 USD (130,902,188) (647,626)
Total of short contracts (8,193,064)
Net unrealized appreciation $ 8,886,331
Forward foreign currency exchange contracts outstanding as of June 30, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 61,144,500 USD 42,054,716 CITI 9/16/2026 $ 219,931
AUD 61,144,500 USD 42,054,632 JPMC 9/16/2026 220,015
CHF 2,378,500 USD 2,964,376 CITI 9/16/2026 4,632
CHF 2,378,500 USD 2,964,370 JPMC 9/16/2026 4,638
CNY 21,391,631 USD 3,164,115 CITI
**
9/16/2026 3,278
CNY 23,917,908 USD 3,537,810 JPMC
**
9/16/2026 3,641
EUR 2,882,000 USD 3,290,886 CITI 9/16/2026 12,784
EUR 2,882,000 USD 3,290,880 JPMC 9/16/2026 12,790
GBP 1,881,500 USD 2,486,925 CITI 9/16/2026 8,783
GBP 1,881,500 USD 2,486,920 JPMC 9/16/2026 8,788
HUF 1,640,988,228 USD 5,224,852 CITI 9/16/2026 30,398
HUF 1,640,988,226 USD 5,224,868 JPMC 9/16/2026 30,382
INR 6,166,226,144 USD 63,537,173 CITI
**
9/16/2026 1,213,054
INR 6,166,226,143 USD 63,537,046 JPMC
**
9/16/2026 1,213,181
KRW 8,799,999,998 USD 5,691,629 CITI
**
9/16/2026 3,687
KRW 8,800,000,002 USD 5,691,618 JPMC
**
9/16/2026 3,698
NOK 280,499,999 USD 28,195,947 CITI 9/16/2026 110,940
NOK 280,500,001 USD 28,195,891 JPMC 9/16/2026 110,997
NZD 11,965,000 USD 6,786,029 CITI 9/16/2026 27,237
NZD 11,965,000 USD 6,786,016 JPMC 9/16/2026 27,250
PLN 15,050,000 USD 3,973,926 CITI 9/16/2026 26,619
PLN 15,050,000 USD 3,973,918 JPMC 9/16/2026 26,627
SEK 14,500,000 USD 1,500,897 CITI 9/16/2026 990
SEK 14,500,000 USD 1,500,894 JPMC 9/16/2026 993
SGD 3,265,500 USD 2,533,010 CITI 9/16/2026 4,899
SGD 3,265,500 USD 2,533,005 JPMC 9/16/2026 4,904
USD 22,727,151 AUD 31,747,500 CITI 9/16/2026 777,272
USD 22,727,196 AUD 31,747,500 JPMC 9/16/2026 777,318
USD 8,484,183 BRL 43,975,000 CITI
**
9/16/2026 122,267
USD 8,484,200 BRL 43,975,000 JPMC
**
9/16/2026 122,284
USD 22,657,622 CAD 31,257,000 CITI 9/16/2026 542,065
USD 22,657,668 CAD 31,257,000 JPMC 9/16/2026 542,111
USD 454,796,659 CHF 353,673,905 CITI 9/16/2026 13,316,341
USD 454,753,002 CHF 353,633,338 JPMC 9/16/2026 13,323,322
USD 1,396,361 CLP 1,255,731,500 CITI
**
9/16/2026 32,925
USD 1,396,363 CLP 1,255,731,500 JPMC
**
9/16/2026 32,928

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 71,883,142 CNY 484,321,823 CITI
**
9/16/2026 $ 171,100
USD 72,523,761 CNY 488,647,552 JPMC
**
9/16/2026 171,221
USD 159,737,345 EUR 137,012,677 CITI 9/16/2026 2,678,142
USD 159,737,763 EUR 137,012,675 JPMC 9/16/2026 2,678,563
USD 454,159,720 GBP 337,756,737 CITI 9/16/2026 6,143,670
USD 446,954,895 GBP 332,361,276 JPMC 9/16/2026 6,095,633
USD 13,240,543 HKD 103,305,000 CITI 9/16/2026 32,590
USD 13,240,569 HKD 103,305,000 JPMC 9/16/2026 32,616
USD 12,608,130 HUF 3,871,848,885 CITI 9/16/2026 208,569
USD 12,608,155 HUF 3,871,848,886 JPMC 9/16/2026 208,594
USD 341,624 IDR 6,101,362,000 CITI
**
9/16/2026 3,010
USD 341,625 IDR 6,101,362,000 JPMC
**
9/16/2026 3,011
USD 68,038,255 ILS 197,774,355 CITI 9/16/2026 1,447,509
USD 68,054,521 ILS 197,774,355 JPMC 9/16/2026 1,463,776
USD 10,304,167 INR 980,000,000 CITI
**
9/16/2026 13,395
USD 10,304,187 INR 980,000,000 JPMC
**
9/16/2026 13,416
USD 21,142,341 JPY 3,338,926,850 CITI 9/16/2026 478,117
USD 21,142,384 JPY 3,338,926,850 JPMC 9/16/2026 478,159
USD 6,515,674 KRW 9,812,740,251 CITI
**
9/16/2026 164,917
USD 6,515,688 KRW 9,812,740,244 JPMC
**
9/16/2026 164,932
USD 134,014,476 NOK 1,245,948,214 CITI 9/16/2026 8,278,592
USD 133,990,066 NOK 1,245,948,214 JPMC 9/16/2026 8,254,182
USD 60,596,857 NZD 101,944,001 CITI 9/16/2026 2,546,578
USD 60,597,196 NZD 101,943,999 JPMC 9/16/2026 2,546,919
USD 28,999,134 PLN 105,773,347 CITI 9/16/2026 882,781
USD 28,997,350 PLN 105,773,347 JPMC 9/16/2026 880,996
USD 139,677,710 SEK 1,302,088,979 CITI 9/16/2026 4,809,323
USD 139,687,588 SEK 1,302,088,983 JPMC 9/16/2026 4,819,200
USD 43,295,636 SGD 54,738,750 CITI 9/16/2026 753,316
USD 43,297,154 SGD 54,737,948 JPMC 9/16/2026 755,457
USD 49,290,902 THB 1,600,250,001 CITI 9/16/2026 809,661
USD 49,288,619 THB 1,600,249,998 JPMC 9/16/2026 807,378
USD 18,339,846 TWD 581,028,998 CITI
**
9/16/2026 148,806
USD 18,340,504 TWD 581,029,002 JPMC
**
9/16/2026 149,463
USD 12,202,463 ZAR 200,000,001 CITI 9/16/2026 69,316
USD 12,202,487 ZAR 199,999,999 JPMC 9/16/2026 69,340
ZAR 305,385,670 USD 18,312,749 CITI 9/16/2026 213,697
ZAR 305,411,117 USD 18,314,674 JPMC 9/16/2026 213,315
MXN 116,000,000 USD 6,581,965 CITI 9/17/2026 8,506
MXN 116,000,000 USD 6,581,952 JPMC 9/17/2026 8,519
USD 134,527,991 MXN 2,351,049,437 CITI 9/17/2026 954,526
USD 134,528,260 MXN 2,351,049,436 JPMC 9/17/2026 954,795
Total unrealized appreciation 94,509,575
AUD 317,178,392 USD 225,092,841 CITI 9/16/2026 (5,799,125)
AUD 317,178,392 USD 225,092,391 JPMC 9/16/2026 (5,798,677)
BRL 188,436,911 USD 36,567,457 CITI
**
9/16/2026 (735,883)
BRL 188,436,911 USD 36,567,384 JPMC
**
9/16/2026 (735,808)
CAD 441,546,713 USD 322,543,219 CITI 9/16/2026 (10,131,553)
CAD 441,546,713 USD 322,542,574 JPMC 9/16/2026 (10,130,905)
CHF 16,771,340 USD 21,446,853 CITI 9/16/2026 (511,705)
CHF 16,730,773 USD 21,394,590 JPMC 9/16/2026 (510,078)
CNY 159,948,355 USD 23,765,407 CITI
**
9/16/2026 (82,345)
CNY 160,224,089 USD 23,806,635 JPMC
**
9/16/2026 (82,746)
EUR 207,987,926 USD 243,370,840 CITI 9/16/2026 (4,951,897)
EUR 207,987,924 USD 243,370,351 JPMC 9/16/2026 (4,951,408)
GBP 29,941,230 USD 40,092,714 CITI 9/16/2026 (377,291)
GBP 24,545,770 USD 32,871,896 JPMC 9/16/2026 (313,260)
HUF 1,696,647,043 USD 5,478,978 CITI 9/16/2026 (45,480)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
HUF 1,696,647,045 USD 5,478,967 JPMC 9/16/2026 $ (45,469)
ILS 17,248,500 USD 5,923,751 CITI 9/16/2026 (116,170)
ILS 17,248,500 USD 5,923,739 JPMC 9/16/2026 (116,158)
JPY 45,821,143,413 USD 291,473,829 CITI 9/16/2026 (7,892,178)
JPY 45,821,143,413 USD 291,473,246 JPMC 9/16/2026 (7,891,599)
KRW 222,311,214,008 USD 147,779,538 CITI
**
9/16/2026 (3,900,833)
KRW 222,311,213,994 USD 147,779,243 JPMC
**
9/16/2026 (3,900,537)
NOK 1,683,625,000 USD 175,955,429 CITI 9/16/2026 (6,051,034)
NOK 1,683,624,999 USD 175,959,369 JPMC 9/16/2026 (6,054,973)
NZD 421,538,429 USD 247,755,058 CITI 9/16/2026 (7,717,167)
NZD 421,538,428 USD 247,754,562 JPMC 9/16/2026 (7,716,672)
PLN 37,144,500 USD 10,105,842 CITI 9/16/2026 (232,205)
PLN 37,144,500 USD 10,105,822 JPMC 9/16/2026 (232,185)
SEK 451,048,049 USD 48,078,622 CITI 9/16/2026 (1,359,753)
SEK 451,048,052 USD 48,078,684 JPMC 9/16/2026 (1,359,814)
SGD 6,800,473 USD 5,301,329 CITI 9/16/2026 (16,081)
SGD 6,799,671 USD 5,300,692 JPMC 9/16/2026 (16,067)
THB 106,500,001 USD 3,264,798 CITI 9/16/2026 (38,268)
THB 106,499,999 USD 3,264,791 JPMC 9/16/2026 (38,263)
TWD 4,224,461,183 USD 133,566,811 CITI
**
9/16/2026 (1,306,039)
TWD 4,224,461,186 USD 133,567,305 JPMC
**
9/16/2026 (1,306,536)
USD 2,328,404 BRL 12,291,500 CITI
**
9/16/2026 (8,844)
USD 2,328,409 BRL 12,291,500 JPMC
**
9/16/2026 (8,839)
USD 58,827,981 CAD 83,302,000 CITI 9/16/2026 (111,460)
USD 58,828,099 CAD 83,302,000 JPMC 9/16/2026 (111,342)
USD 8,808,814 CHF 7,068,000 CITI 9/16/2026 (13,954)
USD 8,808,832 CHF 7,068,000 JPMC 9/16/2026 (13,936)
USD 41,765,541 CNY 282,392,247 CITI
**
9/16/2026 (47,411)
USD 41,539,273 CNY 280,868,529 JPMC
**
9/16/2026 (48,066)
USD 5,747,172 EUR 5,027,500 CITI 9/16/2026 (15,909)
USD 5,747,183 EUR 5,027,500 JPMC 9/16/2026 (15,898)
USD 17,215,705 GBP 13,025,999 CITI 9/16/2026 (62,578)
USD 17,215,742 GBP 13,026,001 JPMC 9/16/2026 (62,544)
USD 181,795 HUF 56,848,886 CITI 9/16/2026 (263)
USD 181,641 HUF 56,848,886 JPMC 9/16/2026 (417)
USD 5,679,626 ILS 16,930,375 CITI 9/16/2026 (20,841)
USD 5,679,637 ILS 16,930,375 JPMC 9/16/2026 (20,830)
USD 6,243,581 INR 595,000,000 CITI
**
9/16/2026 (4,388)
USD 6,243,593 INR 595,000,000 JPMC
**
9/16/2026 (4,375)
USD 3,994,863 THB 133,000,000 CITI 9/16/2026 (34,511)
USD 3,994,871 THB 133,000,000 JPMC 9/16/2026 (34,503)
USD 1,141,216 TWD 36,500,000 CITI
**
9/16/2026 (1,538)
USD 1,141,218 TWD 36,500,000 JPMC
**
9/16/2026 (1,536)
USD 6,879,682 ZAR 114,351,431 CITI 9/16/2026 (57,531)
USD 6,881,155 ZAR 114,376,879 JPMC 9/16/2026 (57,603)
ZAR 18,500,001 USD 1,134,365 CITI 9/16/2026 (12,049)
ZAR 18,499,999 USD 1,134,362 JPMC 9/16/2026 (12,046)
MXN 60,000,001 USD 3,437,755 CITI 9/17/2026 (28,891)
MXN 59,999,999 USD 3,437,748 JPMC 9/17/2026 (28,884)
Total unrealized depreciation (103,307,149)
Net unrealized depreciation $ (8,797,574)
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
Total return basket swap contracts outstanding as of June 30, 2026:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
ZARONIA plus or minus a
specified spread (-0.05% to
0.06%), which is denominated
in ZAR based on the local
currencies of the positions
within the swap.
47-60 months
maturity
ranging from
04/12/2030
- 05/08/2031
$8,072,714 $(502,180) $9,759 $(492,421)
JPMC The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the CORRA
plus or minus a specified
spread (0.20%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
27 months
maturity
08/24/2028
$– $– $– $–
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TIIE plus
or minus a specified spread
(-1.13% to 0.50%), which is
denominated in MXN based
on the local currencies of the
positions within the swap.
6-60 months
maturity
ranging from
12/17/2026
- 04/24/2031
$3,814,849 $(112,599) $(198,606) $(311,205)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the WIBOR
plus or minus a specified
spread (-0.40% to 0.70%),
which is denominated in PLN
based on the local currencies
of the positions within the
swap.
8-61 months
maturity
ranging from
02/25/2027
- 05/07/2031
$8,404,426 $123,853 $(341,440) $(217,587)
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-5.50% to 0.45%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
25 months
maturity
04/25/2028
$1,973,635 $24,640 $(152,708) $(128,068)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-3.50% to 0.40%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
24 months
maturity
ranging from
03/26/2027
- 04/22/2027
$11,376,342 $(263,615) $104,643 $(158,972)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-1.40% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
47-61 months
maturity ranging
from 04/11/2030
- 06/27/2031
$95,639,039 $281,192 $442,987 $724,179
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
China CITIC Bank Corp. Ltd. 2,046,000 1,736,852 (256,230) ( 35 .4 )
China Construction Bank Corp. 744,000 767,400 (56,963) ( 7 .9 )
China Hongqiao Group Ltd. 631,500 1,628,477 (360,223) ( 49 .7 )
China Merchants Port Holdings Co. Ltd. 488,000 769,334 (109,866) ( 15 .2 )
China Minsheng Banking Corp. Ltd. 2,423,500 971,380 (97,786) ( 13 .5 )
China Resources Power Holdings Co. Ltd. 314,000 678,702 (166,868) ( 23 .0 )
CITIC Ltd. 1,608,000 2,182,223 (593,849) ( 82 .0 )
Far East Horizon Ltd. 1,274,000 871,334 (317,734) ( 43 .9 )
Hansoh Pharmaceutical Group Co. Ltd. 410,000 1,553,707 45,325 6 .3
Innovent Biologics, Inc. 162,500 1,655,290 139,658 19 .3
JD Logistics, Inc. 512,900 771,946 (52,367) ( 7 .2 )
Kingsoft Corp. Ltd. 1,178,600 3,356,930 (203,003) ( 28 .0 )
Kunlun Energy Co. Ltd. 2,416,000 1,980,770 (137,372) ( 19 .0 )
Li Ning Co. Ltd. 376,000 708,823 (150,700) ( 20 .8 )
New Oriental Education & Technology Group, Inc. 453,800 2,084,632 22,471 3 .1
NIO, Inc. 171,330 871,767 (24,552) ( 3 .4 )
Sinopharm Group Co. Ltd. 360,000 732,460 (42,819) ( 5 .9 )
Sinotruk Hong Kong Ltd. 408,500 2,018,802 (297,968) ( 41 .1 )
Weichai Power Co. Ltd. 159,000 697,467 (67,912) ( 9 .4 )
Yadea Group Holdings Ltd. 780,000 887,213 (173,249) ( 23 .9 )
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. 34,500 1,150,969 75,107 10 .4

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
China (continued)
Zhejiang Leapmotor Technology Co. Ltd. 625,100 2,758,836 (256,561) ( 35 .4 )
Hong Kong
Kingboard Laminates Holdings Ltd. 134,000 1,715,741 640,589 88 .5
Short Positions
Common Stocks
China
Akeso, Inc. (245,000) (2,758,642) 13,612 1 .9
Alibaba Group Holding Ltd. (110,900) (1,329,519) 326,306 45 .1
Alibaba Health Information Technology Ltd. (2,676,000) (1,056,292) 122,064 16 .9
ANTA Sports Products Ltd. (106,400) (968,207) 53,350 7 .4
Baidu, Inc. (135,100) (1,928,695) 79,843 11 .0
BYD Co. Ltd. (352,100) (3,262,530) 651,886 90 .0
CGN Power Co. Ltd. (3,613,000) (1,235,385) 169,671 23 .4
China Longyuan Power Group Corp. Ltd. (3,243,000) (2,070,863) 521,767 72 .0
China Merchants Bank Co. Ltd. (140,000) (803,847) 52,270 7 .2
China Shenhua Energy Co. Ltd. (269,000) (1,377,904) 205,327 28 .4
GDS Holdings Ltd. (253,400) (942,423) 89,502 12 .4
Guotai Haitong Securities Co. Ltd. (362,632) (688,543) (41,221) ( 5 .7 )
Horizon Robotics (4,144,200) (2,172,257) 66,650 9 .2
Kuaishou Technology (214,400) (1,149,160) 83,332 11 .5
Laopu Gold Co. Ltd. (16,500) (733,082) 227,105 31 .4
Li Auto, Inc. (134,600) (795,124) 58,824 8 .1
Meituan (382,900) (3,379,986) 255,638 35 .3
Nongfu Spring Co. Ltd. (153,400) (778,587) 47,986 6 .6
Ping An Insurance Group Co. of China Ltd. (118,500) (774,846) 84,874 11 .7
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (25,300) (1,411,634) (161,933) ( 22 .4 )
Tencent Holdings Ltd. (18,700) (1,031,914) 48,668 6 .7
Trip.com Group Ltd. (27,750) (1,103,346) 188,729 26 .1
Tsingtao Brewery Co. Ltd. (134,000) (737,493) 105,512 14 .6
WuXi XDC Cayman, Inc. (172,000) (1,258,733) (254,150) ( 35 .1 )
Xiaomi Corp. (1,059,600) (2,943,052) 621,173 85 .8
XPeng, Inc. (295,600) (1,950,349) 214,950 29 .7
ZTO Express Cayman, Inc. (42,000) (929,418) (8,324) ( 1 .1 )
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-12.75% to 1.00%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
25-64 months
maturity
ranging from
07/03/2028
- 06/27/2031
$99,255,644 $543,183 $2,415,689 $2,958,872

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Banco do Brasil SA 315,000 1,214,895 8,283 0 .3
TIM SA/Brazil 214,600 909,149 4,065 0 .1
Malaysia
Press Metal Aluminium Holdings Bhd. 629,600 1,188,365 (127,619) ( 4 .3 )
South Korea
APR Corp/Korea 5,047 1,266,331 (97,362) ( 3 .3 )
DB Insurance Co. Ltd. 9,026 786,451 (118,030) ( 4 .0 )
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 11,512 2,627,246 (552,446) ( 18 .7 )
Hyundai Rotem Co. Ltd. 14,725 1,659,444 (435,501) ( 14 .7 )
Samsung Electronics Co. Ltd. 12,689 2,815,654 (92,530) ( 3 .1 )
SK hynix, Inc. 624 1,101,100 60,584 2 .0
SK Telecom Co. Ltd. 15,003 855,095 (127,342) ( 4 .3 )
S-Oil Corp. 29,957 2,056,259 (77,824) ( 2 .6 )
Taiwan
Accton Technology Corp. 19,000 1,515,481 13,921 0 .5
Asia Vital Components Co. Ltd. 12,000 970,683 71,742 2 .4
ASPEED Technology, Inc. 3,000 1,582,975 (173,570) ( 5 .9 )
International Games System Co. Ltd. 82,000 2,042,383 29,427 1 .0
Pegatron Corp. 343,000 907,395 5,635 0 .2
Taiwan Semiconductor Manufacturing Co. Ltd. 11,000 867,793 36,796 1 .2
Unimicron Technology Corp. 39,572 1,363,174 124,767 4 .2
United Microelectronics Corp. 557,000 2,987,637 517,610 17 .5
Yageo Corp. 39,000 1,422,684 207,119 7 .0
Preferred Stocks
Brazil
Banco Bradesco SA (Preference) 233,800 819,747 9,190 0 .3
Petroleo Brasileiro SA - Petrobras (Preference) 374,200 2,740,011 (99,376) ( 3 .4 )
Short Positions
Common Stocks
Brazil
Raia Drogasil SA (265,710) (865,232) 53,853 1 .8
Rede D'Or Sao Luiz SA (267,300) (1,797,258) (48,414) ( 1 .6 )
Malaysia
Gamuda Bhd. (1,555,800) (1,671,520) 15,077 0 .5
South Korea
Alteogen, Inc. (5,070) (1,186,779) 64,080 2 .2
Celltrion, Inc. (7,891) (888,800) 22,513 0 .8
Doosan Co. Ltd. (1,047) (1,025,811) 98,856 3 .3
Hanwha Aerospace Co. Ltd. (2,210) (1,430,270) 249,632 8 .4
Hyundai Motor Co. (3,297) (1,074,704) 273,013 9 .2
Korea Aerospace Industries Ltd. (9,788) (929,870) 77,514 2 .6
LIG Defense&Aerospace Co. Ltd. (3,264) (1,514,759) 426,595 14 .4
POSCO Future M Co. Ltd. (7,680) (882,235) 181,997 6 .2
POSCO Holdings, Inc. (4,530) (935,889) 216,199 7 .3
Samsung Electro-Mechanics Co. Ltd. (619) (896,460) (64,494) ( 2 .2 )
Samsung SDI Co. Ltd. (3,976) (1,267,273) 179,167 6 .1
Samsung SDS Co. Ltd. (8,142) (1,022,757) 28,797 1 .0
Samyang Foods Co. Ltd. (1,690) (1,230,224) 49,697 1 .7
SK Innovation Co. Ltd. (15,145) (934,069) 157,842 5 .3

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Taiwan
China Steel Corp. (1,605,000) (951,456) 1,768 0 .1
Formosa Plastics Corp. (640,000) (1,097,783) (125,736) ( 4 .2 )
Global Unichip Corp. (15,000) (2,326,068) 85,202 2 .9
Innolux Corp. (682,000) (1,509,398) (243,494) ( 8 .2 )
King Yuan Electronics Co. Ltd. (87,000) (941,539) (104,999) ( 3 .5 )
Lite-On Technology Corp. (448,000) (3,170,614) (190,617) ( 6 .4 )
MediaTek, Inc. (6,000) (817,588) 30,038 1 .0
Mega Financial Holding Co. Ltd. (544,000) (790,663) (13,532) ( 0 .5 )
Nan Ya Plastics Corp. (214,000) (1,139,129) (281,651) ( 9 .5 )
Quanta Computer, Inc. (97,000) (1,130,875) 18,236 0 .6
Wistron Corp. (215,000) (1,084,548) 22,102 0 .7
Collateral pledged to (received from) each counterparty at June 30, 2026 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
BANA
Investment Companies $ 2,781 $ – $ 2,781
BARC
Cash – 46,078 46,078
CITG
Cash – 22,160,347 22,160,347
CITI
Cash 2,597,301 – 2,597,301
Investment Companies 64,238,245 – 64,238,245
GSCO
Cash – 48,245,119 48,245,119
GSIN
Cash (4,135) – (4,135)
U.S. Treasury Bills 16,985,104 – 16,985,104
JPMC
Investment Companies 258 – 258
U.S. Treasury Bills 59,064,089 – 59,064,089
JPMS
Cash – 151,412,150 151,412,150
MLIN
Cash (5,701,985) – (5,701,985)
U.S. Treasury Bills 2,522,237 – 2,522,237
MSCL
Cash – 56,587,674 56,587,674
MSIP
Cash (363,390) – (363,390)
U.S. Treasury Bills 2,717,854 – 2,717,854

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

Collateral pledged to (received from) each counterparty for the Subsidiary (See Note 2) at June 30, 2026 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 5,093,118 $ 5,093,118
MSCL
Cash – 27,924,388 27,924,388

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 162.3%
COMMON STOCKS - 84.1%
Communication Services - 2 .9%
Diversified Telecommunication Services - 1 .0%
Elisa OYJ (Finland) (2)(a)
1,938 81,332
Iridium Communications, Inc. (a)
22,820 1,251,677
Koninklijke KPN NV (Netherlands)
(2)(a) 49,135 242,667
Liberty Global Ltd., Class A
(Belgium) *(a) 26,316 299,213
NTT, Inc. (Japan) (2)(a)
863,500 768,108
Orange SA (France) (2)(a)
19,808 373,555
Quebecor, Inc., Class B (Canada)
(a) 6,248 298,204
Swisscom AG (Registered)
(Switzerland) (2)(a) 58 44,737
Telefonica SA (Spain) (2)(a)(b)
10,754 43,218
Telia Co. AB (Sweden) (2)(a)
67,744 329,970
Verizon Communications, Inc. (a)
9,187 388,978
4,121,659
Entertainment - 0 .5%
ROBLOX Corp., Class A *(a)(b)
18,732 1,018,646
Square Enix Holdings Co. Ltd.
(Japan) (2)(a) 6,700 99,518
Take-Two Interactive Software, Inc.
*(a)(b) 1,905 476,212
Toho Co. Ltd. (Japan) (a)
10,000 79,984
Warner Music Group Corp., Class
A (a) 8,900 240,923
1,915,283
Interactive Media & Services - 0 .3%
LY Corp. (Japan) (2)(a)
203,100 540,563
Meta Platforms, Inc., Class A
209 117,728
People, Inc. *(a)(b)
8,321 384,097
1,042,388
Media - 0 .6%
Charter Communications, Inc., Class
A *(a)(b) 1,353 192,410
CyberAgent, Inc. (Japan) (2)(a)
13,100 110,440
Dentsu Group, Inc. (Japan) (2)*(a)
14,200 271,691
DoubleVerify Holdings, Inc. *(a)
8,774 95,110
New York Times Co. (The), Class
A (a) 13,330 932,833
News Corp., Class A (a)
1,723 42,782
Nexstar Media Group, Inc., Class
A (a) 794 141,800
Omnicom Group, Inc. (a)(b)
2,447 178,215
Paramount Skydance Corp., Class
B (a)(b) 175 1,726
Sirius XM Holdings, Inc. (a)
2,266 66,938
Versant Media Group, Inc. (a)
4,209 151,566
2,185,511
INVESTMENTS SHARES VALUE ($)
Wireless Telecommunication Services - 0 .5%
Freenet AG (Germany) (2)(a)
8,344 215,075
KDDI Corp. (Japan) (2)
10,200 171,337
SoftBank Corp. (Japan) (2)(a)
173,400 221,420
T-Mobile US, Inc. (a)
2,619 439,285
Vodafone Group plc (United
Kingdom) (2)(a) 734,205 971,766
2,018,883
Total Communication Services 11,283,724
Consumer Discretionary - 9 .4%
Automobile Components - 0 .6%
Autoliv, Inc. (Sweden) (a)(b)
2,909 337,939
BorgWarner, Inc. (a)
4,655 309,092
Goodyear Tire & Rubber Co. (The)
*(a)(b) 37,815 249,579
Lear Corp. (a)
1,283 171,999
Magna International, Inc. (Canada)
(a) 6,009 395,134
Pirelli & C SpA (Italy) (2)*(a)(c)
20,041 151,779
Sumitomo Electric Industries Ltd.
(Japan) (2)(a) 22,800 423,103
Valeo SE (France) (2)(a)
5,586 82,085
2,120,710
Automobiles - 0 .4%
Ford Motor Co. (a)
12,775 177,572
General Motors Co. (a)
1,547 119,243
Harley-Davidson, Inc. (a)(b)
15,566 380,744
Honda Motor Co. Ltd. (Japan) (2)(a)
22,600 203,575
Mazda Motor Corp. (Japan) (2)(a)
17,400 116,373
Renault SA (France) (2)(a)
3,964 113,876
Rivian Automotive, Inc., Class A *(a)
(b) 2,578 44,728
Stellantis NV (2)*(a)
7,596 43,391
Subaru Corp. (Japan) (2)(a)
25,300 370,147
1,569,649
Broadline Retail - 0 .7%
Canadian Tire Corp. Ltd., Class A
(Canada) (a)(b) 288 39,669
Dillard's, Inc., Class A (a)
814 430,134
eBay, Inc. (a)
338 37,772
Etsy, Inc. *(a)(b)
8,479 638,723
Isetan Mitsukoshi Holdings Ltd.
(Japan) (2)(a) 22,300 569,594
Macy's, Inc. (a)
38,215 899,963
Pan Pacific International Holdings
Corp. (Japan) (2)(a) 39,500 200,207
2,816,062
Distributors - 0 .2%
LKQ Corp. (a)(b)
3,134 82,518
Pool Corp. (a)(b)
3,558 764,614
847,132

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Diversified Consumer Services - 0 .7%
ADT, Inc. (a)
76,130 494,845
Bright Horizons Family Solutions,
Inc. *(a) 766 54,294
Duolingo, Inc., Class A *(a)(b)
2,822 324,586
Graham Holdings Co., Class B (a)
354 404,063
Grand Canyon Education, Inc. *(a)
(b) 524 74,990
H&R Block, Inc. (a)
24,467 931,703
Liberty Live Holdings, Inc., Class C
*(a)(b) 968 102,260
Service Corp. International (a)(b)
3,702 281,204
2,667,945
Hotels, Restaurants & Leisure - 2 .1%
Airbnb, Inc., Class A *(a)
5,962 853,162
Aramark (a)
9,900 563,310
Booking Holdings, Inc. (a)
895 159,525
Carnival Corp. Ltd. (a)
26,723 763,476
Chipotle Mexican Grill, Inc., Class
A *(a) 3,675 124,950
Darden Restaurants, Inc. (a)
2,053 422,939
DraftKings, Inc., Class A *(a)(b)
15,852 400,421
Entain plc (United Kingdom) (2)(a)
1 7
Expedia Group, Inc. (a)
152 38,894
Flutter Entertainment plc *(a)(b)
2,738 279,741
Hilton Worldwide Holdings, Inc. (a)
(b) 3,095 1,022,774
Las Vegas Sands Corp. (a)(b)
2,344 108,269
Penn Entertainment, Inc. *(a)
21,514 459,539
Texas Roadhouse, Inc., Class A (a)
8,951 1,729,602
Viking Holdings Ltd. *(a)
5,180 542,191
Wendy's Co. (The) (a)(b)
41,005 339,931
Wyndham Hotels & Resorts, Inc.
(a)(b) 6,028 507,618
8,316,349
Household Durables - 1 .1%
Bellway plc (United Kingdom) (a)
472 12,134
Lennar Corp., Class A (a)
5,691 514,979
Mohawk Industries, Inc. *(a)(b)
3,188 386,800
Newell Brands, Inc. (a)
60,086 368,928
NVR, Inc. *(a)
50 340,670
Panasonic Holdings Corp. (Japan)
(2)(a) 25,500 717,402
PulteGroup, Inc. (a)(b)
316 43,358
SEB SA (France) (2)(a)
1,516 79,898
Sekisui House Ltd. (Japan) (2)(a)
18,200 378,371
Sony Group Corp. (Japan) (2)(a)
7,100 142,881
Sumitomo Forestry Co. Ltd. (Japan)
(2)(a) 8,900 74,301
Toll Brothers, Inc. (a)
1,599 263,435
Whirlpool Corp. (a)(b)
24,929 982,701
4,305,858
INVESTMENTS SHARES VALUE ($)
Leisure Products - 0 .3%
Bandai Namco Holdings, Inc.
(Japan) (2)(a) 1,500 34,772
Brunswick Corp. (a)
3,247 273,527
Hasbro, Inc. (a)
2,554 210,935
Mattel, Inc. *(a)
9,972 138,411
Polaris, Inc. (a)
9,280 635,123
1,292,768
Specialty Retail - 2 .3%
Abercrombie & Fitch Co., Class A
*(a) 6,960 626,470
Aritzia, Inc. (Canada) *(a)
3,115 343,490
AutoNation, Inc. *(a)
1,932 358,946
Avolta AG (Switzerland) (2)*(a)
4,760 318,001
Bath & Body Works, Inc. (a)
35,034 810,336
Best Buy Co., Inc. (a)
4,240 321,731
Burlington Stores, Inc. *(a)(b)
798 252,806
CarMax, Inc. *(a)
6,724 355,632
Gap, Inc. (The) (a)
24,125 450,655
H & M Hennes & Mauritz AB, Class
B (Sweden) (2)(a) 7,663 131,818
Home Depot, Inc. (The)
898 316,707
JB Hi-Fi Ltd. (Australia) (2)(a)
6,060 336,957
Kingfisher plc (United Kingdom) (2)
(a) 49,353 185,304
Lithia Motors, Inc., Class A (a)(b)
327 94,990
Murphy USA, Inc. (a)(b)
794 427,863
O'Reilly Automotive, Inc. *(a)
3,054 281,243
Penske Automotive Group, Inc. (a)
284 50,822
Ross Stores, Inc. (a)
5,633 1,198,984
Shimamura Co. Ltd. (Japan) (2)(a)
8,700 179,150
TJX Cos., Inc. (The) (a)
6,153 932,180
USS Co. Ltd. (Japan) (2)(a)
15,100 177,365
Wayfair, Inc., Class A *(a)
3,290 304,062
Williams-Sonoma, Inc. (a)
2,617 610,023
Zalando SE (Germany) (2)*(a)(c)
3,523 102,083
9,167,618
Textiles, Apparel & Luxury Goods - 1 .0%
adidas AG (Germany) (2)(a)
1,498 307,434
Burberry Group plc (United
Kingdom) (2)*(a)(b) 4,880 68,941
Columbia Sportswear Co. (a)
1,980 122,404
Crocs, Inc. *(a)(b)
1,584 191,094
Deckers Outdoor Corp. *(a)
1,424 141,389
HUGO BOSS AG (Germany) (2)(a)
6,818 292,908
Pandora A/S (Denmark) (2)(a)
6,762 776,863
Puma SE (Germany) (2)*(a)
4,901 148,967
PVH Corp. (a)
1,697 126,019
Swatch Group AG (The)
(Switzerland) (2)(a) 200 48,878
Tapestry, Inc. (a)
4,176 611,283
Under Armour, Inc., Class A *(a)(b)
65,186 416,538

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Textiles, Apparel & Luxury Goods - 1.0% (continued)
VF Corp. (a)
33,806 563,884
3,816,602
Total Consumer Discretionary 36,920,693
Consumer Staples - 4 .5%
Beverages - 0 .6%
Asahi Group Holdings Ltd. (Japan)
(2)(a) 54,300 516,211
Boston Beer Co., Inc. (The), Class
A *(a) 862 152,600
Coca-Cola Consolidated, Inc. (a)
1,070 204,284
Kirin Holdings Co. Ltd. (Japan) (2)
(a) 34,700 598,443
Molson Coors Beverage Co., Class
B (a)(b) 23,131 901,184
Royal Unibrew A/S (Denmark) (2)(a)
604 39,817
2,412,539
Consumer Staples Distribution & Retail - 1 .9%
Albertsons Cos., Inc., Class A (a)(b)
24,097 326,033
BJ's Wholesale Club Holdings, Inc.
*(a)(b) 6,158 537,101
Carrefour SA (France) (2)(a)
41,021 761,554
Casey's General Stores, Inc. (a)
689 547,610
Costco Wholesale Corp. (a)
1,960 1,833,521
Dollar General Corp. (a)
3,651 420,267
Dollar Tree, Inc. *(a)(b)
1,222 147,801
Empire Co. Ltd., Class A (Canada)
(a) 1,822 63,810
George Weston Ltd. (Canada) (a)
2,618 187,916
Koninklijke Ahold Delhaize NV
(Netherlands) (a) 3,329 133,967
Kroger Co. (The) (a)
10,857 602,889
Seven & i Holdings Co. Ltd. (Japan)
(2)(a) 73,200 877,842
Target Corp. (a)
7,884 1,029,729
Tesco plc (United Kingdom) (2)(a)
14,793 90,180
7,560,220
Food Products - 0 .8%
Archer-Daniels-Midland Co. (a)(b)
6,042 461,609
Barry Callebaut AG (Registered)
(Switzerland) (2)(a)(b) 172 237,842
Conagra Brands, Inc. (a)(b)
44,990 605,565
Ingredion, Inc. (a)
448 42,430
J M Smucker Co. (The) (a)(b)
1,463 164,587
Lamb Weston Holdings, Inc. (a)(b)
3,970 171,424
MEIJI Holdings Co. Ltd. (Japan) (2)
(a) 13,700 318,253
Pilgrim's Pride Corp. (a)(b)
7,107 199,778
Seaboard Corp. (a)(b)
78 348,218
Smithfield Foods, Inc. (a)
10,076 244,444
Tyson Foods, Inc., Class A (a)
5,813 332,794
WH Group Ltd. (Hong Kong) (2)(a)
(c) 31,000 32,870
Wilmar International Ltd. (China) (2)
9,000 25,118
INVESTMENTS SHARES VALUE ($)
Food Products - 0.8% (continued)
Yamazaki Baking Co. Ltd. (Japan)
(2)(a) 4,700 92,315
3,277,247
Household Products - 0 .8%
Church & Dwight Co., Inc. (a)(b)
3,174 307,497
Colgate-Palmolive Co. (a)
22,076 2,023,928
Essity AB, Class B (Sweden) (2)(a)
(b) 21,486 608,350
Reckitt Benckiser Group plc (United
Kingdom) (2)(a)(b) 2,794 181,983
3,121,758
Personal Care Products - 0 .1%
Estee Lauder Cos., Inc. (The), Class
A (a)(b) 673 53,133
Shiseido Co. Ltd. (Japan) (2)(a)
15,300 246,957
300,090
Tobacco - 0 .3%
Altria Group, Inc. (a)(b)
11,130 800,804
Imperial Brands plc (United
Kingdom) (2)(a) 1,483 54,810
Philip Morris International, Inc. (a)
1,542 278,963
1,134,577
Total Consumer Staples 17,806,431
Energy - 2 .6%
Energy Equipment & Services - 0 .3%
Halliburton Co. (a)(b)
5,060 171,787
NOV, Inc. (a)
6,695 124,193
Saipem SpA (Italy) (2)(a)
117,704 591,756
Technip Energies NV (France) (2)
(a)(b) 1,425 53,867
TechnipFMC plc (United Kingdom)
(a) 3,860 255,918
1,197,521
Oil, Gas & Consumable Fuels - 2 .3%
BP plc (2)(a)(b)
103,110 635,544
Canadian Natural Resources Ltd.
(Canada) (a) 8,509 336,700
Cenovus Energy, Inc. (Canada) (a)
8,724 216,462
Chevron Corp. (a)
7,875 1,305,360
Chord Energy Corp. (a)(b)
327 37,376
ConocoPhillips (a)
2,094 217,692
ENEOS Holdings, Inc. (Japan) (2)(a)
14,500 107,334
Eni SpA (Italy) (2)(a)
20,670 484,953
Equinor ASA (Norway) (2)(a)
26,104 823,147
Frontline plc (Norway) (a)
6,291 218,248
Harbour Energy plc (United
Kingdom) (2)(a)(b) 55,353 156,820
Idemitsu Kosan Co. Ltd. (Japan) (2)
(a) 15,000 110,810
Kinder Morgan, Inc. (a)(b)
12,802 409,280
Koninklijke Vopak NV (Netherlands)
(2)(a) 1,109 57,749
Marathon Petroleum Corp. (a)
450 115,052

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 2.3% (continued)
Occidental Petroleum Corp. (a)
5,236 254,313
Ovintiv, Inc. (a)
3,631 191,172
Permian Resources Corp., Class A
(a)(b) 2,581 47,516
Phillips 66 (a)
2,768 467,930
Repsol SA (Spain) (2)(a)
16,093 402,077
Suncor Energy, Inc. (Canada) (a)
4,214 226,708
TotalEnergies SE (France) (2)(a)
19,153 1,481,016
Valero Energy Corp. (a)
2,848 741,733
Williams Cos., Inc. (The) (a)(b)
2,275 169,124
Yancoal Australia Ltd. (Australia)
(2)(a) 9,631 36,591
9,250,707
Total Energy 10,448,228
Financials - 14 .3%
Banks - 5 .3%
ABN AMRO Bank NV, CVA
(Netherlands) (2)(a)(c) 15,951 678,425
Associated Banc-Corp. (a)(b)
1,110 34,155
Banco Bilbao Vizcaya Argentaria SA
(Spain) (2)(a) 18,797 473,248
Banco Comercial Portugues SA,
Class R (Portugal) (2) 55,804 66,027
Bank of America Corp. (a)
8,144 464,045
Bank of Montreal (Canada) (a)
884 156,243
Bank of Nova Scotia (The) (Canada)
(a) 6,508 565,656
Bankinter SA (Spain) (2)(a)
1,533 25,671
Barclays plc (United Kingdom) (2)(a)
144,055 965,313
BNP Paribas SA (France) (2)(a)
16,796 1,961,658
BOK Financial Corp. (a)(b)
1,441 200,126
CaixaBank SA (Spain) (2)(a)
27,111 384,113
Canadian Imperial Bank of
Commerce (Canada) (a) 1,465 168,704
Citigroup, Inc. (a)
1,704 238,492
Commerce Bancshares, Inc. (a)
4,662 269,231
Commerzbank AG (Germany) (2)(a)
6,812 290,155
Concordia Financial Group Ltd.
(Japan) (2)(a) 10,300 110,926
Credit Agricole SA (France) (2)(a)
39,288 790,203
Danske Bank A/S (Denmark) (2)(a)
14,814 794,069
East West Bancorp, Inc. (a)
2,993 386,366
First Horizon Corp. (a)
11,173 286,476
Flagstar Bank NA (a)(b)
15,166 226,580
FNB Corp. (a)
23,010 439,031
Fukuoka Financial Group, Inc.
(Japan) (2)(a) 8,100 343,621
Home BancShares, Inc. (a)
1,425 40,684
Intesa Sanpaolo SpA (Italy) (2)(a)
4,930 33,885
JPMorgan Chase & Co. (a)
2,866 938,128
Jyske Bank A/S (Registered)
(Denmark) (2)(a) 1,951 282,304
KBC Group NV (Belgium) (2)(a)
4,104 560,531
KeyCorp (a)(b)
10,083 232,413
INVESTMENTS SHARES VALUE ($)
Banks - 5.3% (continued)
Kyoto Financial Group, Inc. (Japan)
(2)(a) 1,300 36,175
Lloyds Banking Group plc (United
Kingdom) (2)(a) 476,668 697,617
Mebuki Financial Group, Inc.
(Japan) (2)(a) 4,000 35,117
NatWest Group plc (United
Kingdom) (2)(a) 85,675 755,992
PNC Financial Services Group, Inc.
(The) (a) 560 137,883
Popular, Inc.
2,586 424,569
Prosperity Bancshares, Inc. (a)
4,647 339,370
Shizuoka Financial Group, Inc.
(Japan) (2)(a) 29,200 548,205
Societe Generale SA (France) (2)(a)
13,987 1,237,992
Sumitomo Mitsui Trust Group, Inc.
(Japan) (2)(a) 22,000 821,479
Svenska Handelsbanken AB, Class
A (Sweden) (2)(a) 20,136 296,308
Swedbank AB, Class A (Sweden)
(2)(a) 10,056 375,650
Texas Capital Bancshares, Inc. (a)
5,610 579,289
Unicaja Banco SA (Spain) (2)(a)(c)
91,967 327,807
UniCredit SpA (Italy) (2)(a)
5,458 489,139
Wells Fargo & Co. (a)(b)
8,506 702,936
Western Alliance Bancorp (a)
5,339 438,866
Zions Bancorp NA (a)
3,942 272,747
20,923,620
Capital Markets - 3 .1%
Ameriprise Financial, Inc. (a)
227 104,138
Azimut Holding SpA (Italy) (2)(a)
6,493 263,736
Bank of New York Mellon Corp.
(The) (a) 2,721 393,484
Blackrock, Inc. (a)
570 548,089
CME Group, Inc. (a)(b)
225 49,687
Deutsche Bank AG (Registered)
(Germany) (2)(a) 68,732 2,327,747
FactSet Research Systems, Inc. (a)
3,150 724,752
Federated Hermes, Inc., Class B
(a)(b) 1,289 71,179
Franklin Resources, Inc. (a)
14,965 497,886
Goldman Sachs Group, Inc. (The)
(a)(b) 477 482,423
Invesco Ltd. (a)
15,703 414,402
Investec plc (United Kingdom) (2)(a)
11,328 90,150
Janus Henderson Group plc (a)(b)
520 27,014
Jefferies Financial Group, Inc. (a)
15,187 759,046
Julius Baer Group Ltd. (Switzerland)
(2)(a) 407 35,165
Macquarie Group Ltd. (Australia)
(2)(a) 1,693 294,318
Man Group plc (United Kingdom)
(2)(a) 7,849 30,429
MarketAxess Holdings, Inc. (a)(b)
3,901 442,724
Morgan Stanley (a)(b)
1,593 333,001
Morningstar, Inc. (a)
2,295 358,066
Nomura Holdings, Inc. (Japan) (2)(a)
54,600 479,384

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 3.1% (continued)
Northern Trust Corp. (a)
1,782 309,783
State Street Corp. (a)
4,217 715,203
Stifel Financial Corp. (a)
13,112 914,824
Swissquote Group Holding SA
(Registered) (Switzerland) (2)(a) 715 33,538
UBS Group AG (Registered)
(Switzerland) (2)(a) 12,446 616,838
Virtu Financial, Inc., Class A (a)
11,498 684,936
12,001,942
Consumer Finance - 0 .6%
Ally Financial, Inc. (a)
16,453 756,015
Capital One Financial Corp. (a)
1,873 375,761
Credit Acceptance Corp. *(a)(b)
340 216,492
OneMain Holdings, Inc. (a)(b)
12,194 743,468
SLM Corp. (a)(b)
2,005 52,010
2,143,746
Financial Services - 1 .3%
Block, Inc., Class A *(a)
1,650 125,400
Corpay, Inc. *(a)(b)
358 119,311
Essent Group Ltd. (a)
4,118 264,705
Euronet Worldwide, Inc. *(a)
4,495 328,989
Fidelity National Information
Services, Inc. (a) 15,152 589,110
Fiserv, Inc. *(a)(b)
8,108 397,697
MGIC Investment Corp. (a)
21,584 608,669
Nexi SpA (Italy) (2)(a)(c)
65,799 266,382
PayPal Holdings, Inc. (a)
11,031 476,318
Sony Financial Group, Inc. (Japan)
(2) 787,600 686,264
Tokyo Century Corp. (Japan) (2)(a)
6,400 98,664
Voya Financial, Inc. (a)(b)
8,003 724,511
Western Union Co. (The) (a)(b)
67,268 517,964
5,203,984
Insurance - 4 .0%
Aegon Ltd. (2)(a)
61,272 521,449
Aflac, Inc. (a)(b)
3,631 425,735
Ageas SA/NV (Belgium) (2)(a)
2,083 166,662
Allianz SE (Registered) (Germany)
(2)(a) 904 427,907
American Financial Group, Inc. (a)
4,417 618,115
American International Group, Inc.
(a) 14,119 1,052,289
Arch Capital Group Ltd. *(a)(b)
1,445 140,252
Assured Guaranty Ltd. (a)
4,889 391,902
AXA SA (France) (2)(a)(b)
2,520 126,276
Axis Capital Holdings Ltd. (a)
3,151 338,543
Chubb Ltd. (a)
1,194 406,844
CNA Financial Corp. (a)
2,637 128,185
CNO Financial Group, Inc. (a)
6,430 327,801
Daiichi Life Group, Inc. (Japan) (2)
(a) 42,700 466,231
Everest Group Ltd. (a)
2,515 898,433
Fairfax Financial Holdings Ltd.
(Canada) (a) 23 37,830
INVESTMENTS SHARES VALUE ($)
Insurance - 4.0% (continued)
Fidelity National Financial, Inc. (a)
20,204 952,821
Globe Life, Inc. (a)
1,384 247,293
Hanover Insurance Group, Inc.
(The) (a) 2,027 434,021
Japan Post Holdings Co. Ltd.
(Japan) (2)(a) 72,600 975,828
Japan Post Insurance Co. Ltd.
(Japan) (2)(a) 9,400 88,853
Kemper Corp. (a)(b)
5,824 157,015
Loews Corp. (a)(b)
421 47,661
Mapfre SA (Spain) (2)(a)
4,716 23,349
MetLife, Inc. (a)
5,345 452,240
NN Group NV (Netherlands) (2)(a)
3,918 343,487
Old Republic International Corp. (a)
(b) 7,727 316,189
Primerica, Inc. (a)
395 112,259
Principal Financial Group, Inc. (a)(b)
1,936 208,662
Prudential Financial, Inc. (a)
6,909 745,688
QBE Insurance Group Ltd.
(Australia) (2)(a) 19,967 347,329
Reinsurance Group of America, Inc.
(a) 1,177 250,289
RenaissanceRe Holdings Ltd.
1,095 347,006
SCOR SE (France) (2)(a)
4,531 164,340
Selective Insurance Group, Inc. (a)
3,533 342,736
Storebrand ASA (Norway) (2)(a)
11,285 211,949
Suncorp Group Ltd. (Australia) (2)(a)
16,917 225,692
Talanx AG (Germany) (2)(a)
567 71,717
Travelers Cos., Inc. (The) (a)
2,080 686,650
Unum Group (a)
10,311 921,803
W R Berkley Corp. (a)(b)
7,047 497,025
Zurich Insurance Group AG
(Switzerland) (2)(a) 109 80,620
15,726,976
Total Financials 56,000,268
Health Care - 7 .4%
Biotechnology - 0 .9%
Amgen, Inc. (a)(b)
1,561 565,269
Biogen, Inc. *(a)
168 36,298
BioMarin Pharmaceutical, Inc. *(a)
3,293 188,425
Exelixis, Inc. *(a)
7,270 395,561
Incyte Corp. *(a)(b)
1,408 159,611
Insmed, Inc. *(a)(b)
3,528 376,155
Regeneron Pharmaceuticals, Inc. (a)
237 147,779
Revolution Medicines, Inc. *(a)(b)
1,996 373,811
Sarepta Therapeutics, Inc. *(a)(b)
8,836 158,783
Telix Pharmaceuticals Ltd.
(Australia) (2)*(a) 5,392 62,528
Ultragenyx Pharmaceutical, Inc. *(a)
(b) 24,536 819,257
United Therapeutics Corp. *(a)
464 251,409
Viking Therapeutics, Inc. *(a)(b)
2,530 98,695

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 0.9% (continued)
Zealand Pharma A/S (Denmark)
(2)*(a) 2,319 102,942
3,736,523
Health Care Equipment & Supplies - 1 .2%
Align Technology, Inc. *(a)
1,000 168,660
Asahi Intecc Co. Ltd. (Japan) (2)(a)
17,600 412,651
Baxter International, Inc. (a)(b)
36,542 779,075
Carl Zeiss Meditec AG (Germany)
(2)(a) 1,169 35,545
DENTSPLY SIRONA, Inc. (a)(b)
65,919 699,401
Edwards Lifesciences Corp. *(a)
4,367 395,039
Elekta AB, Class B (Sweden) (2)(a)
4,835 24,655
GE HealthCare Technologies, Inc.
(a) 1,370 87,694
Haemonetics Corp. *(a)
3,019 226,425
Inspire Medical Systems, Inc. *(a)(b)
2,861 127,629
Lantheus Holdings, Inc. *(a)(b)
4,309 478,040
LivaNova plc *(a)
1,903 156,484
STERIS plc (a)
1,713 360,706
Sysmex Corp. (Japan) (2)(a)
33,500 301,363
Teleflex, Inc. (a)
3,476 440,618
4,693,985
Health Care Providers & Services - 1 .5%
Centene Corp. *(a)
32,550 2,089,384
Chemed Corp. (a)
1,158 539,327
DaVita, Inc. *(a)
1,275 283,662
Elevance Health, Inc. (a)
700 270,711
Fresenius Medical Care AG
(Germany) (2)(a) 7,765 351,527
Humana, Inc. (a)(b)
1,635 649,455
Molina Healthcare, Inc. *(a)
3,865 883,926
UnitedHealth Group, Inc. (a)
1,597 663,761
5,731,753
Health Care Technology - 0 .3%
Certara, Inc. *(a)(b)
37,628 246,463
Doximity, Inc., Class A *(a)(b)
3,381 70,122
Pro Medicus Ltd. (Australia) (2)(a)
5,212 736,839
Veeva Systems, Inc., Class A *(a)
735 130,441
1,183,865
Life Sciences Tools & Services - 0 .8%
Agilent Technologies, Inc. (a)
3,376 448,434
Avantor, Inc. *(a)(b)
91,326 904,127
Bachem Holding AG, Class B
(Switzerland) (2)(a) 439 41,089
Bio-Rad Laboratories, Inc., Class A
*(a)(b) 638 187,323
Bruker Corp. (a)
3,739 225,013
Illumina, Inc. *(a)
2,972 522,567
IQVIA Holdings, Inc. *(a)
565 109,169
Medpace Holdings, Inc. *(a)(b)
836 442,737
Sotera Health Co. *(a)
13,759 244,222
Tecan Group AG (Registered)
(Switzerland) (2)(a)(b) 204 40,801
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - 0.8% (continued)
Tempus AI, Inc., Class A *(a)(b)
694 40,204
3,205,686
Pharmaceuticals - 2 .7%
Astellas Pharma, Inc. (Japan) (2)(a)
70,400 941,717
Bristol-Myers Squibb Co. (a)
25,394 1,463,202
Chugai Pharmaceutical Co. Ltd.
(Japan) (2)(a) 2,500 115,483
Corcept Therapeutics, Inc. *(a)(b)
5,411 470,486
Daiichi Sankyo Co. Ltd. (Japan) (2)
(a) 18,200 292,661
Galderma Group AG (Switzerland)
(2)(a) 1,420 322,976
GSK plc (United Kingdom) (2)(a)
17,860 468,877
Hikma Pharmaceuticals plc (United
Kingdom) (2)(a) 7,153 144,115
Ipsen SA (France) (2)(a)
1,005 193,683
Jazz Pharmaceuticals plc *(a)
2,904 699,777
Kyowa Kirin Co. Ltd. (Japan) (2)(a)
5,700 90,720
Novartis AG (Registered) (2)(a)
7,872 1,230,334
Ono Pharmaceutical Co. Ltd.
(Japan) (2)(a) 26,900 395,415
Perrigo Co. plc (a)(b)
18,086 187,913
Pfizer, Inc. (a)
23,610 568,529
Roche Holding AG (2)(a)
2,694 1,107,467
Sanofi SA (2)(a)
19,704 1,684,764
Takeda Pharmaceutical Co. Ltd.
(Japan) (2)(a) 5,200 165,748
10,543,867
Total Health Care 29,095,679
Industrials - 17 .7%
Aerospace & Defense - 3 .1%
ATI, Inc. *(a)
2,890 569,619
Boeing Co. (The) *(a)(b)
1,569 339,641
BWX Technologies, Inc. (a)(b)
2,031 395,334
Carpenter Technology Corp. (a)
1,322 815,462
Curtiss-Wright Corp. (a)
691 523,612
Dassault Aviation SA (France) (2)(a)
582 191,177
GE Aerospace (a)
3,467 1,295,722
General Dynamics Corp. (a)
3,855 1,365,595
Honeywell Aerospace, Inc. *(a)
566 125,021
Huntington Ingalls Industries, Inc. (a)
1,594 446,145
Kongsberg Gruppen ASA (Norway)
(a) 14,792 445,770
Kratos Defense & Security
Solutions, Inc. *(a)(b) 7,058 351,912
Leonardo DRS, Inc. (a)
1,646 70,235
Leonardo SpA (Italy) (2)(a)
3,094 166,118
Lockheed Martin Corp. (a)
2,373 1,208,949
Northrop Grumman Corp. (a)(b)
799 406,939
Rolls-Royce Holdings plc (United
Kingdom) (2)(a) 20,024 383,853
RTX Corp. (a)
7,242 1,374,025
Singapore Technologies Engineering
Ltd. (Singapore) (2) 44,500 358,418

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Aerospace & Defense - 3.1% (continued)
Textron, Inc. (a)
1,648 151,171
Thales SA (France) (2)(a)
2,590 665,634
Woodward, Inc. (a)
920 391,405
12,041,757
Air Freight & Logistics - 0 .5%
Deutsche Post AG (Germany) (2)(a)
8,890 540,481
FedEx Corp. (a)
2,321 726,775
NIPPON EXPRESS HOLDINGS,
Inc. (Japan) (2)(a) 7,600 236,800
SG Holdings Co. Ltd. (Japan) (2)(a)
16,000 151,853
United Parcel Service, Inc., Class
B (a)(b) 3,246 348,945
2,004,854
Building Products - 1 .2%
AGC, Inc. (Japan) (2)(a)
8,000 345,675
Carrier Global Corp. (a)
1,935 141,932
Johnson Controls International plc
(a) 3,022 441,544
Masco Corp. (a)
8,777 714,185
Owens Corning (a)
10,923 1,736,320
Sanwa Holdings Corp. (Japan) (2)
(a) 1,000 23,444
Simpson Manufacturing Co., Inc. (a)
1,889 395,462
TOTO Ltd. (Japan) (2)(a)
1,400 74,970
Trane Technologies plc (a)
1,459 716,603
UFP Industries, Inc. (a)(b)
401 36,387
4,626,522
Commercial Services & Supplies - 0 .9%
Brambles Ltd. (Australia) (2)(a)
8,661 116,942
Clean Harbors, Inc. *(a)
1,629 486,664
Copart, Inc. *(a)(b)
12,960 365,342
Dai Nippon Printing Co. Ltd. (Japan)
(2)(a) 14,600 267,888
ISS A/S (Denmark) (2)(a)
6,530 267,319
Republic Services, Inc., Class A (a)
3,648 777,316
Securitas AB, Class B (Sweden) (2)
(a) 5,627 92,410
TOPPAN Holdings, Inc. (Japan) (2)
(a) 19,400 615,132
Waste Connections, Inc. (a)(b)
3,350 558,411
3,547,424
Construction & Engineering - 1 .1%
ACS Actividades de Construccion y
Servicios SA (Spain) (2)(a) 1,594 234,409
AECOM (a)
4,513 315,007
Bouygues SA (France) (2)(a)
1,095 61,149
Comfort Systems USA, Inc. (a)
18 35,675
Eiffage SA (France) (2)(a)
1,016 149,865
EMCOR Group, Inc. (a)
878 728,635
Fluor Corp. *
5,763 301,924
Kajima Corp. (Japan) (2)(a)
18,300 667,089
Kandenko Co. Ltd. (Japan) (2)(a)
4,900 204,533
Kinden Corp. (Japan) (2)(a)
11,000 542,989
Obayashi Corp. (Japan) (2)(a)
9,100 183,898
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 1.1% (continued)
Shimizu Corp. (Japan) (2)(a)
19,700 311,970
Stantec, Inc. (Canada) (a)
2,437 168,085
Vinci SA (France) (2)(a)
1,040 151,890
Worley Ltd. (Australia) (2)(a)
27,169 208,733
4,265,851
Electrical Equipment - 1 .9%
ABB Ltd. (Registered) (Switzerland)
(2)(a) 16,669 1,813,243
Accelleron Industries AG
(Switzerland) (2)(a) 3,875 397,949
Acuity, Inc. (a)
1,386 522,051
AMETEK, Inc. (a)(b)
431 104,276
EnerSys (a)
1,559 364,525
Fuji Electric Co. Ltd. (Japan) (2)(a)
4,100 347,289
Furukawa Electric Co. Ltd. (Japan)
(2)(a) 13,000 391,004
GE Vernova, Inc. (a)
751 882,320
NIDEC Corp. (Japan) (2)*(a)(b)
43,800 719,929
nVent Electric plc (a)
4,068 689,973
Sensata Technologies Holding plc
(a)(b) 1,142 54,519
Siemens Energy AG (Germany) (2)
(a) 3,534 673,727
Signify NV (2)(a)(c)
16,696 318,840
Vicor Corp. *(a)
580 220,272
7,499,917
Ground Transportation - 1 .4%
Aurizon Holdings Ltd. (Australia) (2)
(a) 99,172 286,855
Canadian National Railway Co.
(Canada) (a) 7,352 877,367
CSX Corp. (a)(b)
7,088 336,893
JB Hunt Transport Services, Inc. (a)
3,096 896,075
Knight-Swift Transportation
Holdings, Inc., Class A (a) 7,599 591,734
Landstar System, Inc. (a)
6,053 1,251,821
Ryder System, Inc. (a)(b)
1,615 425,989
Saia, Inc. *(a)(b)
1,245 524,344
Schneider National, Inc., Class B (a)
6,106 223,052
TFI International, Inc. (Canada) (a)
1,946 280,117
5,694,247
Industrial Conglomerates - 0 .4%
3M Co. (a)
8,070 1,306,614
CK Hutchison Holdings Ltd. (United
Kingdom) (2)(a) 8,500 72,043
Hikari Tsushin, Inc. (Japan) (2)(a)
100 21,974
Honeywell International, Inc. (a)
566 126,615
Smiths Group plc (United Kingdom)
(2)(a)(b) 792 26,904
Swire Pacific Ltd., Class A (Hong
Kong) (2)(a) 3,500 36,559
1,590,709

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Machinery - 3 .8%
Aalberts NV (Netherlands) (2)(a)
450 20,091
Alfa Laval AB (Sweden) (2)(a)
917 54,704
Allison Transmission Holdings, Inc.
(a) 5,665 638,672
Caterpillar, Inc. (a)
1,636 1,742,176
Cummins, Inc. (a)
2,032 1,449,243
Daimler Truck Holding AG
(Germany) (2)(a) 3,139 151,391
Dover Corp. (a)
1,973 442,504
FANUC Corp. (Japan) (2)(a)
8,500 391,392
Fincantieri SpA (Italy) (2)*(a)
15,217 173,227
Fortive Corp. (a)(b)
2,225 135,925
Gates Industrial Corp. plc *(a)
7,947 222,278
Hitachi Construction Machinery Co.
Ltd. (Japan) (2)(a) 13,600 445,857
Illinois Tool Works, Inc. (a)
1,482 400,837
KION Group AG (Germany) (2)(a)
1,752 77,773
Komatsu Ltd. (Japan) (2)(a)
5,900 230,380
Konecranes OYJ (Finland) (2)(a)
3,898 119,829
Lincoln Electric Holdings, Inc. (a)
881 233,914
Middleby Corp. (The) *(a)(b)
200 34,402
MINEBEA MITSUMI, Inc. (Japan)
(2)(a) 11,000 326,291
Mueller Industries, Inc. (a)
2,515 309,169
NGK Corp. (Japan) (2)(a)
16,300 768,206
Nordson Corp. (a)(b)
1,222 368,665
Oshkosh Corp. (a)
4,941 758,345
Parker-Hannifin Corp. (a)
396 387,335
RBC Bearings, Inc. *(a)
65 41,864
Rotork plc (United Kingdom) (2)(a)
(b) 3,950 15,480
Sandvik AB (Sweden) (2)(a)
9,211 380,370
SKF AB, Class B (Sweden) (2)(a)
1,894 48,651
SMC Corp. (Japan) (2)(a)
900 402,378
Snap-on, Inc. (a)(b)
612 246,269
Timken Co. (The) (a)(b)
3,786 550,181
Toro Co. (The) (a)
5,647 550,131
Trelleborg AB, Class B (Sweden)
(2)(a) 988 41,164
VAT Group AG (Switzerland) (2)(a)
(c) 570 499,845
Wartsila OYJ Abp (Finland) (2)(a)
17,971 686,351
Watts Water Technologies, Inc.,
Class A (a) 864 338,213
Yangzijiang Shipbuilding Holdings
Ltd. (China) (2) 118,600 314,623
Yaskawa Electric Corp. (Japan) (2)
(a)(b) 19,500 860,105
14,858,231
Marine Transportation - 0 .7%
AP Moller - Maersk A/S, Class B (a)
292 693,660
Kirby Corp. *(a)(b)
823 111,903
Kuehne + Nagel International AG
(Registered) (Switzerland) (2)(a) 1,430 346,978
Mitsui OSK Lines Ltd. (Japan) (2)(a)
11,900 381,210
Nippon Yusen KK (Japan) (2)(a)
34,000 1,099,709
INVESTMENTS SHARES VALUE ($)
Marine Transportation - 0.7% (continued)
SITC International Holdings Co. Ltd.
(China) (2) 11,000 44,127
2,677,587
Passenger Airlines - 0 .4%
Air France-KLM (France) (2)*(a)
6,894 107,317
Alaska Air Group, Inc. *(a)(b)
8,190 427,518
Deutsche Lufthansa AG
(Registered) (Germany) (2)(a) 23,268 266,625
easyJet plc (United Kingdom) (2)(a)
7,370 54,516
International Consolidated Airlines
Group SA (United Kingdom) (2)(a) 99,468 631,437
Qantas Airways Ltd. (Australia) (2)
(a) 11,473 84,295
1,571,708
Professional Services - 1 .6%
Adecco Group AG (Registered)
(Switzerland) (2)(a) 5,032 92,853
ALS Ltd. (Australia) (2)(a)
7,297 115,827
Automatic Data Processing, Inc. (a)
734 164,379
Booz Allen Hamilton Holding Corp.,
Class A (a) 18,655 1,131,799
CACI International, Inc., Class A
*(a)(b) 361 167,237
Clarivate plc *(a)(b)
40,535 87,556
Computershare Ltd. (Australia) (2)
(a) 7,497 198,543
Concentrix Corp. (a)
11,133 249,435
Equifax, Inc. (a)(b)
3,400 539,648
ExlService Holdings, Inc. *(a)
2,699 69,796
Exponent, Inc.
1,562 91,783
FTI Consulting, Inc. *(a)(b)
889 132,470
Jacobs Solutions, Inc. (a)
5,203 655,578
KBR, Inc. (a)(b)
7,420 256,213
ManpowerGroup, Inc. (a)
9,719 328,211
Parsons Corp. *(a)(b)
6,912 362,120
Recruit Holdings Co. Ltd. (Japan)
(2)(a) 2,900 201,779
Science Applications International
Corp. (a) 7,678 847,728
SS&C Technologies Holdings, Inc.
(a) 8,310 515,635
Teleperformance SE (France) (2)(a)
2,290 120,409
6,328,999
Trading Companies & Distributors - 0 .6%
Applied Industrial Technologies, Inc.
(a) 2,012 680,358
Finning International, Inc. (Canada)
(a) 3,821 269,901
MSC Industrial Direct Co., Inc.,
Class A (a) 785 93,376
Reece Ltd. (Australia) (2)(a)
7,587 90,528
Sojitz Corp. (Japan) (2)(a)
7,800 250,224
Toromont Industries Ltd. (Canada)
(a) 2,077 341,546
United Rentals, Inc. (a)(b)
174 197,123

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 0.6% (continued)
WESCO International, Inc. (a)
1,328 458,731
2,381,787
Transportation Infrastructure - 0 .1%
Flughafen Zurich AG (Registered)
(Switzerland) (2)(a) 659 203,853
Getlink SE (France) (2)(a)
4,525 96,186
300,039
Total Industrials 69,389,632
Information Technology - 14 .3%
Communications Equipment - 0 .4%
Ciena Corp. *(a)(b)
843 413,542
Cisco Systems, Inc. (a)
5,362 629,821
Nokia OYJ (Finland) (2)(a)
14,168 188,948
Telefonaktiebolaget LM Ericsson,
Class B (Sweden) (2)(a) 31,040 348,104
1,580,415
Electronic Equipment, Instruments & Components - 2 .2%
Advanced Energy Industries, Inc.
(a)(b) 154 57,422
Arrow Electronics, Inc. *(a)(b)
4,648 991,930
Avnet, Inc. (a)
11,898 1,056,780
CDW Corp. (a)
495 69,617
Celestica, Inc. (Canada) *(a)
2,153 785,206
Flex Ltd. *(a)(b)
2,524 409,065
Hexagon AB, Class B (Sweden) (2)
(a) 4,877 40,349
Hirose Electric Co. Ltd. (Japan) (2)
(a) 2,100 377,105
Ingram Micro Holding Corp. (a)
8,666 237,708
IPG Photonics Corp. *(a)(b)
615 72,152
Jabil, Inc. (a)
2,405 927,079
Keysight Technologies, Inc. *(a)
900 315,063
Kyocera Corp. (Japan) (2)(a)
9,800 217,345
Murata Manufacturing Co. Ltd.
(Japan) (2)(a) 21,100 1,514,659
Omron Corp. (Japan) (2)(a)
18,300 661,362
TD SYNNEX Corp. (a)
1,892 505,807
TTM Technologies, Inc. *(a)(b)
1,639 306,526
8,545,175
IT Services - 2 .5%
Akamai Technologies, Inc. *(a)(b)
5,266 622,494
Amdocs Ltd. (a)
2,139 108,105
Bechtle AG (Germany) (2)(a)
1,363 48,409
Cloudflare, Inc., Class A *(a)(b)
1,755 430,466
CoreWeave, Inc., Class A *(a)(b)
3,587 357,050
DXC Technology Co. *(a)(b)
69,776 617,518
Everforth, Inc. *(a)
6,566 117,334
Gartner, Inc. *(a)
6,980 904,748
Globant SA *(a)(b)
2,204 63,784
GoDaddy, Inc., Class A *(a)
8,730 741,002
International Business Machines
Corp. (a)(b) 8,073 2,270,208
Kyndryl Holdings, Inc. *(a)
50,590 572,173
INVESTMENTS SHARES VALUE ($)
IT Services - 2.5% (continued)
Nomura Research Institute Ltd.
(Japan) (2)(a)(b) 8,400 235,654
Snowflake, Inc., Class A *(a)
2,487 632,941
TIS, Inc. (Japan) (2)(a)
3,300 64,579
VeriSign, Inc. (a)
7,580 1,906,825
9,693,290
Semiconductors & Semiconductor Equipment - 4 .0%
Advanced Micro Devices, Inc. *(a)
503 292,198
Amkor Technology, Inc. (a)
11,182 964,224
ASM International NV (Netherlands)
(2)(a) 437 502,542
ASML Holding NV (Netherlands) (2)
(a) 371 734,645
BE Semiconductor Industries NV
(Netherlands) (2)(a) 690 227,874
Broadcom, Inc. (a)
146 55,151
Disco Corp. (Japan) (2)(a)
1,200 624,281
GLOBALFOUNDRIES, Inc. (a)
4,147 341,754
Intel Corp. *(a)(b)
11,999 1,675,420
Kioxia Holdings Corp. (Japan)
(2)*(a) 1,400 813,722
KLA Corp. (a)
1,770 534,027
Kokusai Electric Corp. (Japan) (2)(a)
6,100 419,223
Lam Research Corp. (a)
1,835 795,160
Microchip Technology, Inc. (a)(b)
5,815 530,328
Micron Technology, Inc. (a)
1,060 1,223,547
NXP Semiconductors NV
(Netherlands) (a) 1,125 316,159
ON Semiconductor Corp. *(a)(b)
560 52,942
QUALCOMM, Inc. (a)(b)
1,724 318,578
Rambus, Inc. *(a)(b)
2,467 327,470
Rohm Co. Ltd. (Japan) (2)(a)
23,500 794,641
STMicroelectronics NV (Singapore)
(2) 18,199 1,346,199
Teradyne, Inc. (a)
2,833 1,370,719
Texas Instruments, Inc. (a)
3,059 911,796
Tokyo Electron Ltd. (Japan) (2)(a)
1,100 533,340
15,705,940
Software - 3 .5%
Atlassian Corp., Class A *(a)
696 54,142
BILL Holdings, Inc. *(a)(b)
5,572 201,483
Cadence Design Systems, Inc. *(a)
(b) 1,090 409,099
CCC Intelligent Solutions Holdings,
Inc. *(a)(b) 13,502 69,670
Commvault Systems, Inc. *(a)
6,143 870,647
Crowdstrike Holdings, Inc., Class A
*(a)(b) 308 235,047
Docusign, Inc., Class A *(a)
5,948 264,210
Dynatrace, Inc. *(a)
16,238 713,011
Fair Isaac Corp. *(a)(b)
45 53,765
Fortinet, Inc. *(a)
15,919 2,445,477
Gitlab, Inc., Class A *(a)(b)
15,051 459,507
InterDigital, Inc. (a)
359 101,644
Microsoft Corp. (a)
679 253,280

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Software - 3.5% (continued)
Nutanix, Inc., Class A *(a)
37,456 1,908,758
Oracle Corp. (a)
7,989 1,170,788
Oracle Corp. Japan (Japan) (2)(a)
1,100 56,382
Qualys, Inc. *(a)(b)
3,900 536,211
Rubrik, Inc., Class A *(a)
17,432 1,399,441
SentinelOne, Inc., Class A *(a)(b)
7,636 129,583
Synopsys, Inc. *(a)(b)
1,683 750,736
Technology One Ltd. (Australia) (2)
(a) 9,970 204,535
Temenos AG (Registered)
(Switzerland) (2)(a) 2,254 184,400
Trend Micro, Inc. (Japan) (2)(a)
2,600 96,327
Unity Software, Inc. *(a)
2,816 80,481
Zoom Communications, Inc., Class
A *(a) 10,766 929,213
13,577,837
Technology Hardware, Storage & Peripherals - 1 .7%
Brother Industries Ltd. (Japan) (2)(a)
14,800 336,681
Dell Technologies, Inc., Class C (a)
3,092 1,334,074
Hewlett Packard Enterprise Co. (a)
36,074 1,627,298
HP, Inc. (a)
33,757 740,629
Logitech International SA
(Registered) (Switzerland) (2)(a) 3,481 326,548
NetApp, Inc. (a)
3,461 535,624
Ricoh Co. Ltd. (Japan) (2)(a)
40,100 349,378
Sandisk Corp. *(a)
224 509,316
Seiko Epson Corp. (Japan) (2)(a)
35,700 597,546
Super Micro Computer, Inc. *(a)(b)
10,907 319,902
Western Digital Corp. (a)
346 220,997
6,897,993
Total Information Technology 56,000,650
Materials - 5 .0%
Chemicals - 2 .1%
Air Liquide SA (France) (2)(a)
251 49,705
Arkema SA (France) (2)(a)
1,601 100,991
Ashland, Inc. (a)(b)
532 35,053
BASF SE (Germany) (2)(a)
20,646 1,103,593
CF Industries Holdings, Inc. (a)(b)
4,286 464,002
Dow, Inc. (a)(b)
15,114 413,519
Dyno Nobel Ltd. (Australia) (2)(a)
6,984 18,949
Eastman Chemical Co. (a)(b)
1,857 124,382
Evonik Industries AG (Germany) (2)
(a) 22,241 403,574
Huntsman Corp. (a)
6,843 72,673
LyondellBasell Industries NV, Class
A (a) 6,447 339,435
Mitsubishi Chemical Group Corp.
(Japan) (2)(a) 22,000 154,373
Mitsui Chemicals, Inc. (Japan) (2)(a)
29,600 392,335
Mosaic Co. (The) (a)
57,943 1,227,812
NewMarket Corp. (a)
755 597,386
Nissan Chemical Corp. (Japan) (2)
(a) 2,100 110,467
Nitto Denko Corp. (Japan) (2)(a)
6,600 129,847
INVESTMENTS SHARES VALUE ($)
Chemicals - 2.1% (continued)
Olin Corp. (a)(b)
17,254 341,974
Orica Ltd. (Australia) (2)(a)
3,360 55,103
Resonac Holdings Corp. (Japan)
(2)(a) 1,800 200,229
Shin-Etsu Chemical Co. Ltd. (Japan)
(2)(a) 6,900 300,767
Solstice Advanced Materials, Inc.
(a)(b) 3,666 324,808
Tosoh Corp. (Japan) (2)(a)
15,200 276,047
Umicore SA (Belgium) (2)(a)
6,025 139,778
Wacker Chemie AG (Germany)
(2)*(a) 1,333 138,498
Westlake Corp. (a)(b)
7,153 522,169
Yara International ASA (Brazil) (2)
1,150 50,575
8,088,044
Construction Materials - 0 .1%
Eagle Materials, Inc. (a)
1,609 362,025
Heidelberg Materials AG (Germany)
(2)(a) 162 30,905
Holcim AG (2)(a)
957 86,285
479,215
Containers & Packaging - 0 .6%
AptarGroup, Inc. (a)(b)
549 68,735
Ball Corp. (a)
3,948 246,355
Crown Holdings, Inc. (a)
3,077 344,070
Graphic Packaging Holding Co. (a)
(b) 39,770 420,369
International Paper Co. (a)(b)
23,860 909,066
Packaging Corp. of America (a)(b)
1,131 269,495
2,258,090
Metals & Mining - 2 .1%
Acerinox SA (2)(a)
15,432 270,542
Alamos Gold, Inc., Class A (Canada)
(a) 1,140 34,564
Alcoa Corp. (a)
650 33,891
Anglo American plc (South Africa)
(2)(a)(b) 10,801 529,816
ArcelorMittal SA (Luxembourg) (2)
(a)(b) 2,681 161,646
Aurubis AG (Germany) (2)(a)
1,702 352,778
BHP Group Ltd. (Australia) (2)(a)
5,230 217,950
Boliden AB (Sweden) (2)(a)
18,476 1,043,959
Capstone Copper Corp. (Canada)
*(a)(b) 7,400 67,987
Commercial Metals Co. (a)
603 37,838
Eldorado Gold Corp. (Turkiye) (a)(b)
3,130 97,415
Endeavour Mining plc (Ivory Coast)
(2)(a) 1,111 54,418
Evolution Mining Ltd. (Australia) (2)
(a) 29,010 239,876
First Quantum Minerals Ltd.
(Zambia) * 4,724 129,038
Freeport-McMoRan, Inc. (a)
18,874 1,186,986
Fresnillo plc (Mexico) (2)(a)(b)
751 27,349
Glencore plc (Australia) (2)(a)(b)
78,793 537,244

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 2.1% (continued)
IAMGOLD Corp. (Burkina Faso) *(a)
(b) 9,502 150,813
IGO Ltd. (Australia) (2)*(a)
6,318 32,516
JFE Holdings, Inc. (Japan) (2)(a)
45,500 439,279
Kinross Gold Corp. (Canada) (a)
1,444 34,190
Kobe Steel Ltd. (Japan) (2)(a)
33,372 387,095
Mitsui Kinzoku Co. Ltd. (Japan) (2)
(a) 1,500 401,385
Newmont Corp. (a)
6,132 572,729
Norsk Hydro ASA (Norway) (2)(a)
51,987 470,419
OceanaGold Corp. (Australia) (a)
3,497 87,656
Pan American Silver Corp. (Canada)
(a) 3,430 153,766
Rio Tinto plc (Australia) (2)(a)(b)
1,337 126,487
South32 Ltd. (Australia) (2)(a)
73,610 199,881
SSAB AB, Class B (Sweden) (2)(a)
19,111 176,724
8,256,237
Paper & Forest Products - 0 .1%
Louisiana-Pacific Corp. (a)(b)
2,168 170,535
Oji Holdings Corp. (Japan) (2)(a)
52,500 257,910
UPM-Kymmene OYJ (Finland) (2)(a)
2,621 69,476
497,921
Total Materials 19,579,507
Real Estate - 2 .9%
Health Care REITs - 0 .5%
Alexandria Real Estate Equities,
Inc., REIT (a) 26,451 1,397,936
Medical Properties Trust, Inc., REIT
(a) 7,581 35,024
Omega Healthcare Investors, Inc.,
REIT (a)(b) 3,815 181,899
Sabra Health Care REIT, Inc., REIT
(a)(b) 11,428 222,960
1,837,819
Hotel & Resort REITs - 0 .1%
Host Hotels & Resorts, Inc., REIT
(a) 5,103 120,992
Park Hotels & Resorts, Inc., REIT
(a) 15,188 216,429
337,421
Industrial REITs - 0 .1%
Americold Realty Trust, Inc., REIT
(a) 2,520 39,615
First Industrial Realty Trust, Inc.,
REIT (a) 465 28,509
Lineage, Inc., REIT (a)
8,073 349,157
417,281
Office REITs - 0 .6%
BXP, Inc., REIT (a)
2,544 168,693
COPT Defense Properties, REIT (a)
7,538 274,308
Cousins Properties, Inc., REIT (a)
18,492 554,390
Highwoods Properties, Inc., REIT
(a)(b) 1,965 59,264
INVESTMENTS SHARES VALUE ($)
Office REITs - 0.6% (continued)
Kilroy Realty Corp., REIT (a)
12,517 469,012
Vornado Realty Trust, REIT (a)(b)
18,676 733,967
2,259,634
Real Estate Management & Development - 0 .3%
CBRE Group, Inc., Class A *(a)
4,848 652,977
CK Asset Holdings Ltd. (Hong Kong)
(2)(a) 21,000 118,638
Howard Hughes Holdings, Inc. *(a)
(b) 702 50,186
Jones Lang LaSalle, Inc. *(a)
675 209,216
Sun Hung Kai Properties Ltd. (Hong
Kong) (2)(a) 5,000 71,967
1,102,984
Residential REITs - 0 .4%
American Homes 4 Rent, Class A,
REIT (a) 4,704 157,678
Camden Property Trust, REIT (a)
4,350 498,032
Equity LifeStyle Properties, Inc.,
REIT (a)(b) 1,114 71,797
Invitation Homes, Inc., REIT (a)
5,452 164,705
Mid-America Apartment
Communities, Inc., REIT (a) 4,598 638,846
1,531,058
Retail REITs - 0 .1%
Federal Realty Investment Trust,
REIT (a) 1,289 159,114
NNN REIT, Inc., REIT (a)
10,775 501,361
660,475
Specialized REITs - 0 .8%
American Tower Corp., REIT (a)
3,293 538,636
Crown Castle, Inc., REIT (a)(b)
6,722 509,057
CubeSmart, REIT (a)
8,065 320,745
EPR Properties, REIT (a)
2,914 169,041
Gaming and Leisure Properties, Inc.,
REIT (a)(b) 1,814 80,778
Iron Mountain, Inc., REIT (a)
4,749 599,846
Millrose Properties, Inc., Class A,
REIT (a) 5,345 160,617
SBA Communications Corp., REIT
(a)(b) 2,274 401,270
VICI Properties, Inc., Class A, REIT
(a) 6,047 160,548
Weyerhaeuser Co., REIT (a)(b)
7,393 176,988
3,117,526
Total Real Estate 11,264,198
Utilities - 3 .1%
Electric Utilities - 1 .7%
Acciona SA (Spain) (2)(a)
284 89,979
American Electric Power Co., Inc.
(a) 1,099 150,354
Chubu Electric Power Co., Inc.
(Japan) (2)(a) 35,600 672,639
Constellation Energy Corp. (a)(b)
767 190,500

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Electric Utilities - 1.7% (continued)
Edison International (a)
9,023 671,762
EDP SA (Portugal) (2)
20,450 106,829
Endesa SA (Spain) (2)(a)
561 25,490
Enel SpA (Italy) (2)(a)
67,263 771,533
Eversource Energy (a)
1,200 86,724
Fortum OYJ (Finland) (2)(a)
19,151 443,049
IDACORP, Inc. (a)(b)
763 115,442
Kansai Electric Power Co., Inc.
(The) (Japan) (2)(a) 10,200 144,145
Kyushu Electric Power Co., Inc.
(Japan) (2)(a) 28,900 292,945
NRG Energy, Inc. (a)
2,818 411,597
OGE Energy Corp. (a)
8,729 424,753
PG&E Corp. (a)
35,062 589,743
Pinnacle West Capital Corp. (a)
2,284 244,388
Portland General Electric Co. (a)
6,956 360,529
PPL Corp. (a)(b)
10,019 364,191
Tokyo Electric Power Co. Holdings,
Inc. (Japan) (2)*(a)(b) 163,600 467,468
6,624,060
Gas Utilities - 0 .6%
Enagas SA (Spain) (a)
6,766 131,115
MDU Resources Group, Inc. (a)(b)
2,226 47,213
National Fuel Gas Co. (a)
1,756 135,581
Naturgy Energy Group SA (Spain)
(2)(a) 13,653 427,942
New Jersey Resources Corp. (a)(b)
4,853 271,962
ONE Gas, Inc. (a)
5,122 394,753
Snam SpA (Italy) (2)(a)
48,832 352,524
Southwest Gas Holdings, Inc. (a)(b)
3,420 303,286
Spire, Inc. (a)(b)
678 52,945
Tokyo Gas Co. Ltd. (Japan) (2)(a)
3,100 117,384
2,234,705
Independent Power and Renewable Electricity Producers - 0 .0% †
Orsted A/S (Denmark) (2)*(a)(c)
1,616 36,327
RWE AG (Germany) (2)(a)
2,105 136,130
172,457
Multi-Utilities - 0 .8%
A2A SpA (Italy) (2)(a)
112,408 289,919
AGL Energy Ltd. (Australia) (2)(a)
34,808 201,408
Ameren Corp. (a)
2,960 334,598
Black Hills Corp. (a)(b)
4,528 336,883
Centrica plc (United Kingdom) (a)
149,901 339,712
CMS Energy Corp. (a)(b)
1,775 135,788
Consolidated Edison, Inc. (a)(b)
3,869 428,027
DTE Energy Co. (a)
1,872 285,237
Hera SpA (Italy) (2)(a)
2,528 10,544
NiSource, Inc. (a)
6,115 290,768
Public Service Enterprise Group,
Inc. (a)(b) 5,273 427,957
INVESTMENTS SHARES VALUE ($)
Multi-Utilities - 0.8% (continued)
Sempra (a)
1,304 120,894
3,201,735
Total Utilities 12,232,957
TOTAL COMMON STOCKS
(Cost $297,887,919) 330,021,967
NO. OF
RIGHTS
RIGHTS - 0.0% †
Industrials - 0 .0% †
Construction & Engineering - 0 .0% †
ACS Actividades de Construccion
y Servicios SA, expiring 7/13/2026
(Spain) * (Cost $3,405) 1,594 3,346
SHARES
SHORT-TERM INVESTMENTS - 78.2%
INVESTMENT COMPANIES - 37 .5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 3.52% (d)(e) 3,050,208 3,050,208
Limited Purpose Cash Investment
Fund, 3.64% (d) 143,980,172 143,980,172
TOTAL INVESTMENT COMPANIES
(Cost $147,027,764) 147,030,380
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 40 .7%
U.S. Treasury Bills
3.56%, 7/2/2026 (2)(f) $ 2,335,000 2,334,767
3.54%, 7/9/2026 (2)(f) 951,000 950,231
3.55%, 7/16/2026 (2)(f) 6,031,000 6,021,956
3.58%, 7/23/2026 (2)(f) 13,000,000 12,971,493
3.59%, 7/30/2026 (2)(f) 3,040,000 3,031,196
3.59%, 8/27/2026 (2)(f) 4,726,000 4,698,530
3.60%, 9/3/2026 (2)(f) 6,272,000 6,231,246
3.60%, 9/10/2026 (2)(f) 870,000 863,746
3.64%, 9/17/2026 (2)(f) 10,000,000 9,921,016
3.67%, 10/1/2026 (2)(f) 8,000,000 7,923,640
3.68%, 10/8/2026 (2)(f) 5,000,000 4,948,871
3.68%, 10/15/2026 (2)(f) 35,566,000 35,179,000
3.66%, 10/22/2026 (2)(f) 173,000 170,966
3.66%, 10/29/2026 (2)(f) 8,682,000 8,573,142
3.68%, 11/5/2026 (2)(f) 26,464,000 26,113,436
3.68%, 11/12/2026 (2)(f) 7,663,000 7,555,866
3.68%, 11/19/2026 (2)(f) 22,567,000 22,234,000
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $159,777,504) 159,723,102
TOTAL SHORT-TERM INVESTMENTS
(Cost $306,805,268) 306,753,482
TOTAL LONG POSITIONS
(Cost $604,696,593) 636,778,795

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (86.8)%
COMMON STOCKS - (86.7)%
Communication Services - ( 3 .7 ) %
Diversified Telecommunication Services - ( 0 .5 ) %
AST SpaceMobile, Inc.
(2,062) (183,229)
BCE, Inc. (Canada)
(6,200) (133,552)
BT Group plc (United Kingdom) (2)
(15,816) (39,900)
Cellnex Telecom SA (Spain) (2)(c)
(4,151) (124,097)
Comcast Corp., Class A
(22,299) (547,441)
Deutsche Telekom AG (Registered)
(Germany) (2) (15,556) (424,123)
Infrastrutture Wireless Italiane SpA
(Italy) (2)(c) (5,675) (39,977)
Liberty Capital Corp., Class C
(3,688) (79,513)
Singapore Telecommunications Ltd.
(Singapore) (2) (160,000) (546,243)
(2,118,075)
Entertainment - ( 1 .8 ) %
Capcom Co. Ltd. (Japan) (2)
(45,200) (831,471)
CTS Eventim AG & Co. KGaA
(Germany) (2) (2,367) (138,253)
Konami Group Corp. (Japan) (2)
(5,000) (547,735)
Liberty Media Corp-Liberty Formula
One, Class A (2,906) (254,391)
Live Nation Entertainment, Inc.
(481) (88,076)
Madison Square Garden Sports
Corp., Class A (1,859) (747,021)
Netflix, Inc.
(31,585) (2,255,169)
Nintendo Co. Ltd. (Japan) (2)
(7,500) (315,300)
Universal Music Group NV
(Netherlands) (2) (20,935) (438,579)
Walt Disney Co. (The)
(14,424) (1,388,310)
(7,004,305)
Interactive Media & Services - ( 0 .8 ) %
Alphabet, Inc., Class A
(5,258) (1,879,052)
Autotrader Group plc (United
Kingdom) (2)(c) (5,097) (33,751)
CAR Group Ltd. (Australia) (2)
(13,894) (248,023)
Match Group, Inc.
(952) (36,224)
Pinterest, Inc., Class A
(13,756) (289,289)
REA Group Ltd. (Australia) (2)
(1,727) (166,368)
Scout24 SE (Germany) (2)(c)
(3,183) (263,408)
Vend Marketplaces ASA (Norway)
(2) (2,353) (56,636)
(2,972,751)
Media - ( 0 .4 ) %
EchoStar Corp., Class A
(3,181) (322,871)
Fox Corp., Class A
(6,833) (356,409)
Informa plc (United Kingdom) (2)
(8,799) (105,567)
Publicis Groupe SA (France) (2)
(2,899) (286,488)
Trade Desk, Inc. (The), Class A
(23,043) (416,617)
(1,487,952)
INVESTMENTS SHARES VALUE ($)
Wireless Telecommunication Services - ( 0 .2 ) %
Rogers Communications, Inc., Class
B (Canada) (14,345) (466,687)
SoftBank Group Corp. (Japan) (2)
(7,000) (259,653)
(726,340)
Total Communication Services (14,309,423)
Consumer Discretionary - ( 11 .8 ) %
Automobile Components - ( 0 .6 ) %
Aisin Corp. (Japan) (2)
(20,900) (283,753)
Aptiv plc
(11,133) (683,343)
Bridgestone Corp. (Japan) (2)
(7,100) (149,708)
Cie Generale des Etablissements
Michelin SCA (France) (2) (1,127) (43,536)
Continental AG (Germany) (2)
(4,305) (356,218)
Forvia SE (France) (2)
(2,254) (22,567)
Gentex Corp.
(10,694) (270,237)
Niterra Co. Ltd. (Japan) (2)
(2,100) (139,551)
QuantumScape Corp.
(27,007) (204,173)
Schaeffler AG (Germany) (2)
(3,515) (34,213)
Versigent plc
(1,601) (67,258)
Visteon Corp.
(1,642) (162,903)
Yokohama Rubber Co. Ltd. (The)
(Japan) (2) (1,400) (63,149)
(2,480,609)
Automobiles - ( 1 .5 ) %
Bayerische Motoren Werke AG
(Germany) (2) (892) (58,559)
Ferrari NV (Italy) (2)
(2,030) (754,541)
Isuzu Motors Ltd. (Japan) (2)
(18,500) (246,350)
Nissan Motor Co. Ltd. (Japan) (2)
(31,500) (58,320)
Suzuki Motor Corp. (Japan) (2)
(88,500) (1,070,473)
Tesla, Inc.
(811) (341,107)
Thor Industries, Inc.
(7,306) (549,119)
Toyota Motor Corp. (Japan) (2)
(141,300) (2,367,129)
Yamaha Motor Co. Ltd. (Japan) (2)
(42,100) (319,674)
(5,765,272)
Broadline Retail - ( 1 .3 ) %
Amazon.com, Inc.
(505) (120,362)
Dollarama, Inc. (Canada)
(404) (53,445)
Harvey Norman Holdings Ltd.
(Australia) (2) (4,827) (16,120)
MercadoLibre, Inc. (Brazil)
(528) (896,222)
Ollie's Bargain Outlet Holdings, Inc.
(8,373) (643,716)
Prosus NV (China) (2)
(38,725) (1,682,741)
Rakuten Group, Inc. (Japan) (2)
(139,600) (651,608)
Ryohin Keikaku Co. Ltd. (Japan) (2)
(21,300) (465,576)
Sea Ltd., ADR (Singapore)
(5,089) (487,679)
Wesfarmers Ltd. (Australia) (2)
(3,534) (221,169)
(5,238,638)
Distributors - ( 0 .0 ) % †
D'ieteren Group (Belgium) (2) (705) (137,623)
Diversified Consumer Services - ( 0 .0 ) % †
Pearson plc (United Kingdom) (2) (1,789) (28,430)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - ( 3 .6 ) %
Accor SA (France) (2)
(1,585) (91,938)
Amadeus IT Group SA (Spain) (2)
(3,303) (193,230)
Aristocrat Leisure Ltd. (Australia) (2)
(1,346) (57,040)
Cava Group, Inc.
(6,110) (479,513)
Choice Hotels International, Inc.
(948) (104,536)
Churchill Downs, Inc.
(2,918) (261,569)
Delivery Hero SE (South Korea) (2)
(c) (3,553) (145,399)
DoorDash, Inc., Class A
(8,523) (1,572,749)
Dutch Bros, Inc., Class A
(11,613) (833,930)
Evolution AB (Sweden) (2)(c)
(822) (56,426)
Hilton Grand Vacations, Inc.
(620) (32,469)
Hyatt Hotels Corp., Class A
(2,002) (388,068)
Marriott International, Inc., Class A
(2,210) (819,004)
McDonald's Corp.
(6,773) (1,830,810)
McDonald's Holdings Co. Japan Ltd.
(Japan) (2,200) (101,208)
MGM Resorts International
(891) (42,599)
Norwegian Cruise Line Holdings Ltd.
(43,979) (928,397)
Oriental Land Co. Ltd. (Japan) (2)
(82,300) (1,253,260)
Planet Fitness, Inc., Class A
(17,562) (916,210)
Restaurant Brands International, Inc.
(Canada) (2,425) (175,893)
Skylark Holdings Co. Ltd. (Japan)
(2) (6,500) (112,242)
Sodexo SA (France) (2)
(407) (23,541)
Travel + Leisure Co.
(2,845) (217,443)
Whitbread plc (United Kingdom) (2)
(1,184) (37,486)
Wingstop, Inc.
(6,767) (1,173,465)
Wynn Resorts Ltd.
(1,714) (166,412)
Yum! Brands, Inc.
(10,983) (1,755,742)
Zensho Holdings Co. Ltd. (Japan)
(2) (3,700) (184,206)
(13,954,785)
Household Durables - ( 0 .8 ) %
Barratt Redrow plc (United
Kingdom) (2) (5,742) (21,414)
Berkeley Group Holdings plc (United
Kingdom) (2) (445) (20,641)
DR Horton, Inc.
(3,494) (569,103)
Electrolux AB, Class B (Sweden) (2)
(8,242) (26,103)
Garmin Ltd.
(728) (172,929)
Iida Group Holdings Co. Ltd. (Japan)
(2) (700) (9,441)
KB Home
(528) (33,048)
Persimmon plc (United Kingdom) (2)
(1,530) (21,332)
SharkNinja, Inc.
(6,798) (1,035,131)
Somnigroup International, Inc.
(15,967) (1,251,813)
Taylor Wimpey plc (United Kingdom)
(2) (21,041) (22,516)
(3,183,471)
Leisure Products - ( 0 .2 ) %
Games Workshop Group plc (United
Kingdom) (2) (347) (99,431)
Shimano, Inc. (Japan) (2)
(4,500) (479,972)
INVESTMENTS SHARES VALUE ($)
Leisure Products - (0.2)% (continued)
YETI Holdings, Inc.
(2,828) (140,156)
(719,559)
Specialty Retail - ( 2 .0 ) %
ABC-Mart, Inc. (Japan)
(4,600) (79,229)
Auto1 Group SE (Germany) (2)(c)
(2,258) (59,882)
AutoZone, Inc.
(83) (265,263)
Carvana Co., Class A
(7,634) (502,470)
Chewy, Inc., Class A
(23,785) (467,375)
Five Below, Inc.
(1,490) (267,887)
Floor & Decor Holdings, Inc., Class
A (2,201) (130,651)
Industria de Diseno Textil SA (Spain)
(2) (9,354) (589,605)
JD Sports Fashion plc (United
Kingdom) (2) (21,435) (24,092)
Lowe's Cos., Inc.
(5,022) (1,107,301)
Nitori Holdings Co. Ltd. (Japan) (2)
(2,400) (35,564)
Sanrio Co. Ltd. (Japan)
(228,400) (1,545,189)
Tractor Supply Co.
(42,785) (1,352,434)
Ulta Beauty, Inc.
(834) (376,117)
Valvoline, Inc.
(14,843) (586,892)
ZOZO, Inc. (Japan)
(43,600) (308,106)
(7,698,057)
Textiles, Apparel & Luxury Goods - ( 1 .8 ) %
Asics Corp. (Japan) (2)
(50,800) (1,381,694)
Brunello Cucinelli SpA (Italy) (2)
(1,112) (105,193)
Cie Financiere Richemont SA
(Registered) (Switzerland) (2) (3,040) (701,718)
Gildan Activewear, Inc. (Canada)
(6,740) (347,491)
Hermes International SCA (France)
(2) (877) (1,603,765)
Kering SA (France) (2)
(1,192) (337,177)
Lululemon Athletica, Inc.
(8,735) (997,362)
LVMH Moet Hennessy Louis Vuitton
SE (France) (2) (954) (527,620)
Moncler SpA (Italy) (2)
(7,460) (434,152)
NIKE, Inc., Class B
(9,827) (403,398)
Ralph Lauren Corp., Class A
(690) (276,973)
(7,116,543)
Total Consumer Discretionary (46,322,987)
Consumer Staples - ( 6 .1 ) %
Beverages - ( 1 .5 ) %
Anheuser-Busch InBev SA/NV
(Belgium) (2) (1,540) (127,250)
Brown-Forman Corp., Class B
(14,017) (373,553)
Celsius Holdings, Inc.
(4,832) (141,481)
Coca-Cola Co. (The)
(9,376) (761,988)
Coca-Cola HBC AG (Italy) (2)
(1,402) (91,391)
Constellation Brands, Inc., Class A
(7,458) (1,037,333)
Davide Campari-Milano NV (Italy)
(2) (8,708) (54,246)
Diageo plc (United Kingdom) (2)
(18,015) (362,824)
Heineken NV (Netherlands) (2)
(4,454) (373,969)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Beverages - (1.5)% (continued)
Keurig Dr Pepper, Inc.
(42,577) (1,393,545)
Monster Beverage Corp.
(746) (71,705)
PepsiCo, Inc.
(4,819) (652,493)
Pernod Ricard SA (France) (2)
(4,165) (302,745)
Remy Cointreau SA (France) (2)
(1,505) (74,015)
Suntory Beverage & Food Ltd.
(Japan) (2) (4,100) (114,251)
Treasury Wine Estates Ltd.
(Australia) (2) (33,712) (111,532)
(6,044,321)
Consumer Staples Distribution & Retail - ( 1 .5 ) %
Aeon Co. Ltd. (Japan) (2)
(65,400) (540,867)
Alimentation Couche-Tard, Inc.
(Canada) (6,255) (398,697)
Axfood AB (Sweden) (2)
(2,486) (66,019)
Coles Group Ltd. (Australia) (2)
(34,761) (585,496)
Endeavour Group Ltd. (Australia) (2)
(67,661) (152,194)
Jeronimo Martins SGPS SA
(Portugal) (2) (8,035) (153,887)
Kesko OYJ, Class B (Finland) (2)
(4,610) (103,067)
Kobe Bussan Co. Ltd. (Japan) (2)
(11,900) (192,384)
Loblaw Cos. Ltd. (Canada)
(10,095) (457,967)
Maplebear, Inc.
(10,442) (494,429)
Marks & Spencer Group plc (United
Kingdom) (2) (13,249) (65,402)
MatsukiyoCocokara & Co. (Japan)
(14,700) (217,117)
Metro, Inc., Class A (Canada)
(2,483) (158,758)
Ocado Group plc (United Kingdom)
(2) (12,720) (30,236)
Performance Food Group Co.
(796) (88,985)
Sprouts Farmers Market, Inc.
(4,126) (348,977)
Sysco Corp.
(2,197) (183,625)
US Foods Holding Corp.
(6,364) (650,719)
Walmart, Inc.
(5,744) (650,565)
Woolworths Group Ltd. (Australia)
(2) (6,466) (178,655)
(5,718,046)
Food Products - ( 1 .5 ) %
AAK AB (Sweden) (2)
(3,079) (72,672)
Ajinomoto Co., Inc. (Japan) (2)
(6,900) (251,568)
Associated British Foods plc (United
Kingdom) (2) (2,126) (55,890)
Chocoladefabriken Lindt & Spruengli
AG (Switzerland) (2) (69) (801,557)
Freshpet, Inc.
(8,643) (510,974)
Hershey Co. (The)
(670) (117,552)
Hormel Foods Corp.
(12,683) (314,792)
Kikkoman Corp. (Japan) (2)
(56,200) (576,519)
Kraft Heinz Co. (The)
(17,546) (414,437)
Lotus Bakeries NV (Belgium) (2)
(2) (26,527)
Marzetti Co. (The)
(693) (79,113)
McCormick & Co., Inc. (Non-Voting)
(3,665) (184,789)
Mondelez International, Inc., Class A
(11,623) (672,274)
Mowi ASA (Norway) (2)
(5,908) (109,139)
INVESTMENTS SHARES VALUE ($)
Food Products - (1.5)% (continued)
Nestle SA (Registered) (Switzerland)
(2) (7,350) (753,854)
Nissin Foods Holdings Co. Ltd.
(Japan) (2) (8,000) (136,966)
Orkla ASA (Norway) (2)
(8,788) (92,394)
Post Holdings, Inc.
(3,594) (317,207)
Salmar ASA (Norway) (2)
(391) (18,299)
Saputo, Inc. (Canada)
(2,235) (64,737)
Toyo Suisan Kaisha Ltd. (Japan) (2)
(1,800) (115,287)
Yakult Honsha Co. Ltd. (Japan) (2)
(18,600) (312,830)
(5,999,377)
Household Products - ( 0 .8 ) %
Clorox Co. (The)
(4,382) (418,218)
Kimberly-Clark Corp.
(3,999) (438,970)
Procter & Gamble Co. (The)
(15,328) (2,247,698)
Reynolds Consumer Products, Inc.
(2,339) (62,802)
Unicharm Corp. (Japan) (2)
(23,700) (137,340)
(3,305,028)
Personal Care Products - ( 0 .6 ) %
Coty, Inc., Class A
(43,842) (94,699)
elf Beauty, Inc.
(14,255) (1,054,870)
L'Oreal SA (France) (2)
(2,316) (1,015,234)
(2,164,803)
Tobacco - ( 0 .2 ) %
British American Tobacco plc (United
Kingdom) (2) (9,471) (586,094)
Total Consumer Staples (23,817,669)
Energy - ( 3 .0 ) %
Energy Equipment & Services - ( 0 .4 ) %
Baker Hughes Co., Class A
(11,240) (623,820)
SLB Ltd.
(13,846) (643,701)
Tenaris SA (2)
(5,585) (154,606)
Weatherford International plc
(398) (32,437)
(1,454,564)
Oil, Gas & Consumable Fuels - ( 2 .6 ) %
Aker BP ASA (Norway) (2)
(1,498) (45,703)
Ampol Ltd. (Australia) (2)
(12,662) (286,609)
Antero Resources Corp.
(1,843) (64,763)
Bollore SE (France) (2)
(1,735) (8,044)
Cameco Corp. (Canada)
(707) (72,063)
Cheniere Energy, Inc.
(1,591) (380,265)
CNX Resources Corp.
(2,601) (88,252)
Devon Energy Corp.
(25,785) (1,065,436)
DT Midstream, Inc.
(1,823) (267,507)
EOG Resources, Inc.
(1,312) (170,206)
EQT Corp.
(7,710) (409,941)
Expand Energy Corp.
(4,323) (394,214)
Exxon Mobil Corp.
(1,063) (145,333)
Galp Energia SGPS SA (Portugal)
(2) (15,641) (331,494)
Gaztransport Et Technigaz SA
(France) (2) (367) (77,776)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - (2.6)% (continued)
HF Sinclair Corp.
(2,742) (190,980)
Imperial Oil Ltd. (Canada)
(842) (94,551)
Keyera Corp. (Canada)
(6,818) (273,874)
Matador Resources Co.
(8,711) (433,634)
Neste OYJ (Finland) (2)
(13,329) (435,192)
NexGen Energy Ltd. (Canada)
(15,534) (145,893)
ONEOK, Inc.
(21,314) (1,853,039)
PBF Energy, Inc., Class A
(9,601) (437,038)
Pembina Pipeline Corp. (Canada)
(6,821) (315,596)
Range Resources Corp.
(5,134) (190,934)
Santos Ltd. (Australia) (2)
(25,318) (125,600)
Shell plc (2)
(1,790) (69,550)
Targa Resources Corp.
(3,704) (993,191)
Texas Pacific Land Corp.
(444) (194,312)
Whitehaven Coal Ltd. (Australia) (2)
(30,103) (159,597)
Woodside Energy Group Ltd.
(Australia) (2) (29,693) (574,234)
(10,294,821)
Total Energy (11,749,385)
Financials - ( 12 .2 ) %
Banks - ( 3 .9 ) %
AL Sydbank (Denmark) (2)
(465) (41,036)
ANZ Group Holdings Ltd. (Australia)
(2) (17,746) (433,081)
Banco Santander SA (Spain) (2)
(30,465) (422,850)
Bank OZK
(2,613) (136,111)
Chiba Bank Ltd. (The) (Japan) (2)
(12,200) (186,892)
Commonwealth Bank of Australia
(Australia) (2) (9,566) (1,090,182)
DBS Group Holdings Ltd.
(Singapore) (2) (5,000) (253,174)
DNB Bank ASA (Norway) (2)
(6,509) (193,788)
Fifth Third Bancorp
(26,200) (1,476,894)
FinecoBank Banca Fineco SpA
(Italy) (2) (12,234) (307,612)
First Citizens BancShares, Inc.,
Class A (178) (370,381)
First Financial Bankshares, Inc.
(4,888) (169,125)
Glacier Bancorp, Inc.
(11,302) (582,957)
Huntington Bancshares, Inc.
(26,566) (471,015)
Japan Post Bank Co. Ltd. (Japan)
(2) (8,700) (165,581)
M&T Bank Corp.
(493) (117,339)
Mitsubishi UFJ Financial Group, Inc.
(Japan) (2) (79,800) (1,589,850)
National Australia Bank Ltd.
(Australia) (2) (48,665) (1,277,884)
Old National Bancorp
(24,931) (645,713)
Pinnacle Financial Partners, Inc.
(2,234) (225,366)
Rakuten Bank Ltd. (Japan) (2)
(5,300) (169,653)
Regions Financial Corp.
(17,187) (519,047)
Resona Holdings, Inc. (Japan) (2)
(3,000) (39,114)
Skandinaviska Enskilda Banken AB,
Class A (Sweden) (2) (2,581) (51,390)
SOUTHSTATE BANK Corp.
(1,750) (174,825)
INVESTMENTS SHARES VALUE ($)
Banks - (3.9)% (continued)
Standard Chartered plc (United
Kingdom) (2) (2,043) (55,248)
Sumitomo Mitsui Financial Group,
Inc. (Japan) (2) (15,700) (615,425)
TFS Financial Corp.
(61) (1,081)
Truist Financial Corp.
(16,591) (826,564)
UMB Financial Corp.
(3,875) (553,195)
US Bancorp
(4,551) (274,880)
Valley National Bancorp
(15,868) (232,466)
Westpac Banking Corp. (Australia)
(2) (65,400) (1,593,515)
(15,263,234)
Capital Markets - ( 2 .1 ) %
Blackstone, Inc.
(5,252) (618,003)
Brookfield Asset Management Ltd.,
Class A (Canada) (14,967) (671,391)
Brookfield Corp., Class A (Canada)
(1,167) (49,790)
Cboe Global Markets, Inc.
(1,584) (384,389)
Charles Schwab Corp. (The)
(6,405) (590,989)
Coinbase Global, Inc., Class A
(504) (73,680)
CVC Capital Partners plc
(Luxembourg) (2)(c) (10,141) (147,528)
Daiwa Securities Group, Inc.
(Japan) (2) (20,700) (205,297)
EQT AB (Sweden) (2)
(3,786) (107,104)
Freedom Holding Corp.
(Kazakhstan) (510) (66,540)
Hamilton Lane, Inc., Class A
(6,169) (486,302)
Houlihan Lokey, Inc., Class A
(295) (39,568)
Intercontinental Exchange, Inc.
(422) (51,953)
KKR & Co., Inc.
(4,640) (425,859)
LPL Financial Holdings, Inc.
(2,353) (662,793)
Moody's Corp.
(1,102) (499,118)
Nordnet AB publ (Sweden) (2)
(2,820) (107,256)
Onex Corp. (Canada)
(915) (68,426)
Partners Group Holding AG
(Switzerland) (2) (1,445) (1,183,577)
Robinhood Markets, Inc., Class A
(3,512) (352,183)
S&P Global, Inc.
(1,048) (426,809)
SEI Investments Co.
(2,590) (227,169)
St James's Place plc (United
Kingdom) (2) (4,886) (78,560)
T. Rowe Price Group, Inc.
(3,143) (357,328)
TMX Group Ltd. (Canada)
(883) (28,907)
TPG, Inc.
(13,304) (539,477)
(8,449,996)
Consumer Finance - ( 0 .6 ) %
American Express Co.
(3,502) (1,184,552)
FirstCash Holdings, Inc.
(219) (47,374)
SoFi Technologies, Inc.
(38,766) (695,074)
Synchrony Financial
(4,395) (334,240)
(2,261,240)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Financial Services - ( 2 .1 ) %
Adyen NV (Netherlands) (2)(c)
(416) (390,257)
Affirm Holdings, Inc., Class A
(9,881) (805,796)
Edenred SE (France) (2)
(1,223) (31,439)
EXOR NV (Netherlands) (2)
(2,342) (179,425)
Investor AB, Class B (Sweden) (2)
(2,437) (101,260)
Jack Henry & Associates, Inc.
(3,107) (427,958)
Mastercard, Inc., Class A
(1,902) (976,867)
Mitsubishi HC Capital, Inc. (Japan)
(2) (20,900) (169,772)
ORIX Corp. (Japan) (2)
(24,700) (940,861)
Rocket Cos., Inc., Class A
(9,966) (156,965)
Shift4 Payments, Inc., Class A
(782) (38,036)
Toast, Inc., Class A
(42,132) (1,172,112)
Visa, Inc., Class A
(3,947) (1,354,176)
Washington H Soul Pattinson & Co.
Ltd. (Australia) (2) (9,322) (297,975)
WEX, Inc.
(6,383) (900,577)
Wise Group plc, Class A (United
Kingdom) (2) (25,596) (306,832)
(8,250,308)
Insurance - ( 3 .5 ) %
Admiral Group plc (United Kingdom)
(2) (2,583) (121,992)
Allstate Corp. (The)
(575) (136,815)
Aon plc, Class A
(1,133) (375,805)
Arthur J Gallagher & Co.
(3,199) (734,394)
Assurant, Inc.
(1,768) (474,761)
Brown & Brown, Inc.
(8,066) (517,434)
Cincinnati Financial Corp.
(821) (152,000)
Erie Indemnity Co., Class A
(2,329) (558,378)
Gjensidige Forsikring ASA (Norway)
(2) (7,862) (212,814)
Hartford Insurance Group, Inc. (The)
(3,542) (469,386)
Helvetia Baloise Holding AG
(Switzerland) (2) (2,357) (607,866)
Kinsale Capital Group, Inc.
(1,644) (542,208)
Lincoln National Corp.
(13,359) (472,241)
Manulife Financial Corp. (Canada)
(858) (34,798)
Markel Group, Inc.
(36) (70,308)
Marsh & McLennan Cos., Inc.
(1,030) (171,670)
Medibank Pvt Ltd. (Australia) (2)
(103,144) (354,379)
MS&AD Insurance Group Holdings,
Inc. (Japan) (2) (3,500) (90,720)
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (Germany) (2) (536) (299,335)
Progressive Corp. (The)
(2,665) (582,169)
Prudential plc (Hong Kong) (2)
(35,065) (465,734)
RLI Corp.
(5,893) (348,099)
Ryan Specialty Holdings, Inc., Class
A (13,321) (503,001)
Sampo OYJ, Class A (Finland) (2)
(9,025) (94,780)
Sompo Holdings, Inc. (Japan) (2)
(13,900) (528,065)
Sun Life Financial, Inc. (Canada)
(9,398) (737,858)
Swiss Life Holding AG (Registered)
(Switzerland) (2) (493) (541,940)
INVESTMENTS SHARES VALUE ($)
Insurance - (3.5)% (continued)
Swiss Re AG (2)
(6,663) (1,059,083)
T&D Holdings, Inc. (Japan) (2)
(14,300) (426,538)
Tokio Marine Holdings, Inc. (Japan)
(2) (22,800) (1,002,489)
Tryg A/S (Denmark) (2)
(414) (9,424)
White Mountains Insurance Group
Ltd. (21) (43,541)
Willis Towers Watson plc
(4,015) (1,049,401)
(13,789,426)
Total Financials (48,014,204)
Health Care - ( 9 .4 ) %
Biotechnology - ( 1 .7 ) %
AbbVie, Inc.
(578) (145,448)
Alnylam Pharmaceuticals, Inc.
(4,990) (1,502,140)
Argenx SE (Netherlands) (2)
(1,326) (1,229,022)
Arrowhead Pharmaceuticals, Inc.
(598) (48,743)
CSL Ltd. (Australia) (2)
(2,945) (234,966)
Genmab A/S (Denmark) (2)
(1,875) (514,036)
Gilead Sciences, Inc.
(371) (46,872)
Halozyme Therapeutics, Inc.
(1,763) (137,990)
Ionis Pharmaceuticals, Inc.
(9,402) (745,484)
Moderna, Inc.
(2,872) (201,126)
Natera, Inc.
(2,615) (709,842)
Neurocrine Biosciences, Inc.
(2,637) (444,427)
Roivant Sciences Ltd.
(4,448) (157,415)
Swedish Orphan Biovitrum AB
(Sweden) (2) (4,917) (234,380)
Vertex Pharmaceuticals, Inc.
(1,135) (563,788)
(6,915,679)
Health Care Equipment & Supplies - ( 2 .4 ) %
Alcon AG (2)
(12,894) (869,442)
Ambu A/S, Class B (Denmark) (2)
(3,780) (35,309)
Becton Dickinson & Co.
(5,446) (824,143)
Boston Scientific Corp.
(18,328) (782,239)
Cochlear Ltd. (Australia) (2)
(1,704) (143,129)
Coloplast A/S, Class B (Denmark)
(2) (2,966) (168,927)
Convatec Group plc (United
Kingdom) (2)(c) (35,634) (101,621)
Dexcom, Inc.
(1,280) (86,208)
DiaSorin SpA (Italy) (2)
(308) (23,868)
Envista Holdings Corp.
(2,318) (61,079)
EssilorLuxottica SA (France) (2)
(1,025) (192,466)
Getinge AB, Class B (Sweden) (2)
(1,173) (23,986)
Globus Medical, Inc., Class A
(6,677) (527,550)
Hoya Corp. (Japan) (2)
(1,100) (177,432)
IDEXX Laboratories, Inc.
(1,497) (788,081)
Insulet Corp.
(1,309) (199,295)
Intuitive Surgical, Inc.
(893) (355,128)
Koninklijke Philips NV (Netherlands)
(2) (8,246) (224,247)
Medtronic plc
(6,395) (500,281)
Olympus Corp. (Japan) (2)
(25,400) (265,968)
ResMed, Inc.
(1,350) (263,088)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - (2.4)% (continued)
Siemens Healthineers AG
(Germany) (2)(c) (23,010) (897,449)
Smith & Nephew plc (United
Kingdom) (2) (4,737) (68,460)
Solventum Corp.
(430) (33,174)
Sonova Holding AG (Registered)
(Switzerland) (2) (1,784) (423,420)
Straumann Holding AG (Registered)
(Switzerland) (2) (3,981) (523,294)
Stryker Corp.
(1,467) (461,870)
Terumo Corp. (Japan) (2)
(7,000) (95,603)
Zimmer Biomet Holdings, Inc.
(1,913) (164,690)
(9,281,447)
Health Care Providers & Services - ( 1 .6 ) %
Acadia Healthcare Co., Inc.
(7,975) (235,502)
Cardinal Health, Inc.
(2,834) (673,245)
Cencora, Inc.
(1,910) (540,492)
Cigna Group (The)
(1,088) (299,940)
CVS Health Corp.
(3,898) (403,248)
Encompass Health Corp.
(960) (97,037)
Ensign Group, Inc. (The)
(609) (97,623)
Galenica AG (Switzerland) (2)(c)
(1,159) (120,857)
HCA Healthcare, Inc.
(1,023) (398,857)
HealthEquity, Inc.
(9,160) (827,331)
Henry Schein, Inc.
(9,198) (768,217)
Hims & Hers Health, Inc.
(5,759) (199,664)
Labcorp Holdings, Inc.
(2,120) (593,600)
McKesson Corp.
(179) (135,252)
Option Care Health, Inc.
(12,608) (264,390)
Quest Diagnostics, Inc.
(466) (98,769)
Ramsay Health Care Ltd. (Australia)
(2) (3,630) (110,500)
Sonic Healthcare Ltd. (Australia) (2)
(1,507) (21,687)
Tenet Healthcare Corp.
(293) (54,814)
Universal Health Services, Inc.,
Class B (1,301) (193,446)
(6,134,471)
Health Care Technology - ( 0 .2 ) %
M3, Inc. (Japan) (2) (57,500) (640,895)
Life Sciences Tools & Services - ( 1 .4 ) %
Bio-Techne Corp.
(21,856) (1,544,126)
Charles River Laboratories
International, Inc. (1,838) (416,840)
Danaher Corp.
(1,689) (321,721)
Eurofins Scientific SE (Luxembourg)
(2) (476) (37,249)
Lonza Group AG (Registered)
(Switzerland) (2) (165) (111,310)
Mettler-Toledo International, Inc.
(60) (76,651)
QIAGEN NV (2)
(4,581) (177,212)
Repligen Corp.
(5,943) (810,863)
Revvity, Inc.
(4,459) (496,108)
Sartorius Stedim Biotech (France)
(2) (352) (72,988)
Thermo Fisher Scientific, Inc.
(842) (422,145)
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - (1.4)% (continued)
Waters Corp.
(1,725) (646,944)
West Pharmaceutical Services, Inc.
(1,617) (580,503)
(5,714,660)
Pharmaceuticals - ( 2 .1 ) %
ALK-Abello A/S (Denmark) (2)
(910) (34,037)
AstraZeneca plc (United Kingdom)
(2) (4,615) (861,640)
Bayer AG (Registered) (Germany)
(2) (2,244) (124,112)
Eisai Co. Ltd. (Japan) (2)
(2,300) (57,979)
Elanco Animal Health, Inc.
(50,555) (1,244,159)
Eli Lilly & Co.
(1,212) (1,453,709)
Financiere de Tubize SA (Belgium)
(2) (576) (152,172)
Haleon plc (2)
(58,442) (269,309)
Merck KGaA (Germany) (2)
(221) (37,050)
Novo Nordisk A/S, Class B
(Denmark) (2) (23,314) (1,119,701)
Orion OYJ, Class B (Finland) (2)
(507) (41,649)
Otsuka Holdings Co. Ltd. (Japan) (2)
(3,500) (232,957)
Sandoz Group AG (Switzerland) (2)
(3,880) (350,573)
Shionogi & Co. Ltd. (Japan) (2)
(15,300) (261,424)
UCB SA (Belgium) (2)
(2,059) (616,405)
Viatris, Inc.
(2,056) (32,649)
Zoetis, Inc., Class A
(20,471) (1,471,046)
(8,360,571)
Total Health Care (37,047,723)
Industrials - ( 16 .1 ) %
Aerospace & Defense - ( 2 .3 ) %
AeroVironment, Inc.
(1,651) (272,530)
Airbus SE (France) (2)
(3,308) (736,003)
Axon Enterprise, Inc.
(3,657) (2,050,151)
Babcock International Group plc
(United Kingdom) (2) (3,747) (47,358)
BAE Systems plc (United Kingdom)
(2) (8,889) (217,839)
Bombardier, Inc., Class B (Canada)
(761) (175,214)
CAE, Inc. (Canada)
(5,165) (129,321)
HEICO Corp.
(3,937) (1,402,320)
Hensoldt AG (Germany) (2)
(336) (26,099)
Hexcel Corp.
(354) (35,421)
Howmet Aerospace, Inc.
(1,352) (363,499)
Karman Holdings, Inc.
(6,598) (329,372)
L3Harris Technologies, Inc.
(1,046) (303,957)
Loar Holdings, Inc.
(5,721) (461,170)
MTU Aero Engines AG (Germany)
(2) (561) (233,770)
Rheinmetall AG (Germany) (2)
(486) (552,962)
Saab AB, Class B (Sweden) (2)
(7,706) (401,748)
StandardAero, Inc.
(10,427) (311,872)
TransDigm Group, Inc.
(824) (1,097,601)
(9,148,207)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Air Freight & Logistics - ( 0 .3 ) %
CH Robinson Worldwide, Inc.
(1,246) (234,672)
DSV A/S (Denmark) (2)
(776) (184,652)
Expeditors International of
Washington, Inc. (3,064) (499,371)
GXO Logistics, Inc.
(7,065) (358,195)
(1,276,890)
Building Products - ( 1 .5 ) %
A O Smith Corp.
(4,631) (290,456)
AAON, Inc.
(1,298) (164,664)
Advanced Drainage Systems, Inc.
(1,655) (259,769)
Allegion plc
(913) (128,267)
Armstrong World Industries, Inc.
(1,599) (256,512)
Assa Abloy AB, Class B (Sweden)
(2) (14,075) (497,282)
Belimo Holding AG (Registered)
(Switzerland) (2) (609) (684,746)
Builders FirstSource, Inc.
(3,906) (349,509)
Cie de Saint-Gobain SA (France) (2)
(2,227) (201,950)
Daikin Industries Ltd. (Japan) (2)
(6,400) (976,248)
Fortune Brands Innovations, Inc.
(3,691) (202,636)
Geberit AG (Registered)
(Switzerland) (2) (1,107) (738,720)
Hayward Holdings, Inc.
(8,556) (148,104)
Lennox International, Inc.
(1,028) (588,993)
Trex Co., Inc.
(6,410) (320,756)
(5,808,612)
Commercial Services & Supplies - ( 0 .6 ) %
Cintas Corp.
(1,019) (173,312)
Cleanaway Waste Management Ltd.
(Australia) (2) (34,822) (56,692)
Element Fleet Management Corp.
(Canada) (3,093) (63,834)
GFL Environmental, Inc.
(6,344) (233,273)
MSA Safety, Inc.
(263) (45,915)
RB Global, Inc. (Canada)
(3,020) (351,583)
Rollins, Inc.
(13,415) (559,942)
Secom Co. Ltd. (Japan) (2)
(3,900) (154,932)
SPIE SA (France) (2)
(4,021) (231,497)
Tetra Tech, Inc.
(14,533) (419,858)
Waste Management, Inc.
(806) (179,641)
(2,470,479)
Construction & Engineering - ( 0 .8 ) %
API Group Corp.
(3,753) (158,940)
AtkinsRealis Group, Inc. (Canada)
(1,155) (71,731)
Dycom Industries, Inc.
(176) (88,984)
Ferrovial NV (2)
(9,400) (644,282)
HOCHTIEF AG (Germany) (2)
(295) (170,996)
MasTec, Inc.
(586) (243,811)
Quanta Services, Inc.
(357) (257,054)
Taisei Corp. (Japan) (2)
(5,000) (442,612)
WillScot Holdings Corp.
(26,955) (777,921)
WSP Global, Inc. (Canada)
(3,667) (454,674)
(3,311,005)
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - ( 1 .6 ) %
Bloom Energy Corp., Class A
(1,003) (303,608)
Eaton Corp. plc
(2,770) (1,180,353)
Emerson Electric Co.
(4,862) (695,995)
Fujikura Ltd. (Japan) (2)
(15,600) (618,413)
Mitsubishi Electric Corp. (Japan) (2)
(1,600) (58,679)
Nextpower, Inc., Class A
(9,281) (1,105,738)
Nordex SE (Germany) (2)
(4,143) (218,587)
Plug Power, Inc.
(14,262) (38,650)
Regal Rexnord Corp.
(925) (220,326)
Schneider Electric SE (2)
(1,838) (601,441)
Vertiv Holdings Co., Class A
(1,756) (587,944)
Vestas Wind Systems A/S
(Denmark) (2) (16,557) (468,785)
(6,098,519)
Ground Transportation - ( 2 .0 ) %
Avis Budget Group, Inc.
(294) (43,462)
Canadian Pacific Kansas City Ltd.
(Canada) (3,124) (270,846)
Central Japan Railway Co. (Japan)
(2) (2,200) (46,959)
East Japan Railway Co. (Japan) (2)
(25,600) (534,989)
Grab Holdings Ltd., Class A
(Singapore) (310,163) (1,169,315)
Hankyu Hanshin Holdings, Inc.
(Japan) (2) (5,900) (155,236)
Keisei Electric Railway Co. Ltd.
(Japan) (2) (35,700) (255,488)
Lyft, Inc., Class A
(86,185) (1,259,163)
Old Dominion Freight Line, Inc.
(156) (33,790)
Seibu Holdings, Inc. (Japan) (2)
(28,600) (560,268)
Tokyu Corp. (Japan) (2)
(3,400) (35,080)
Uber Technologies, Inc.
(24,021) (1,733,355)
U-Haul Holding Co.
(2,681) (154,694)
Union Pacific Corp.
(1,695) (461,040)
West Japan Railway Co. (Japan) (2)
(18,500) (309,852)
XPO, Inc.
(3,586) (736,170)
(7,759,707)
Industrial Conglomerates - ( 0 .3 ) %
Hitachi Ltd. (Japan) (2)
(12,300) (340,416)
Keppel Ltd. (Singapore) (2)
(7,500) (63,615)
Lifco AB, Class B (Sweden) (2)
(5,018) (164,459)
Siemens AG (Registered)
(Germany) (2) (2,334) (750,398)
(1,318,888)
Machinery - ( 3 .7 ) %
AGCO Corp.
(709) (84,867)
Atlas Copco AB, Class A (Sweden)
(2) (38,048) (771,195)
Crane Co.
(158) (35,245)
Daifuku Co. Ltd. (Japan) (2)
(27,000) (1,196,101)
Deere & Co.
(1,790) (1,135,451)
Ebara Corp. (Japan) (2)
(25,300) (990,812)
Epiroc AB, Class A (Sweden) (2)
(13,162) (361,123)
Esab Corp.
(6,759) (666,640)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Machinery - (3.7)% (continued)
Flowserve Corp.
(9,906) (734,629)
Fluidra SA (Spain) (2)
(1,627) (36,819)
Georg Fischer AG (Registered)
(Switzerland) (2) (865) (44,796)
Graco, Inc.
(1,280) (96,781)
Hoshizaki Corp. (Japan) (2)
(5,200) (170,132)
IDEX Corp.
(260) (59,007)
IHI Corp. (Japan) (2)
(75,400) (1,272,995)
Indutrade AB (Sweden) (2)
(13,729) (284,095)
Ingersoll Rand, Inc.
(16,901) (1,385,713)
Interpump Group SpA (Italy) (2)
(890) (34,455)
ITT, Inc.
(2,879) (569,351)
Kawasaki Heavy Industries Ltd.
(Japan) (2) (18,800) (340,225)
Kone OYJ, Class B (Finland) (2)
(10,928) (621,639)
Kubota Corp. (Japan) (2)
(19,700) (329,630)
Mitsubishi Heavy Industries Ltd.
(Japan) (2) (3,100) (70,440)
Otis Worldwide Corp.
(10,294) (737,050)
Rational AG (Germany) (2)
(116) (84,980)
RENK Group AG (Germany) (2)
(3,032) (146,360)
Spirax Group plc (United Kingdom)
(2) (221) (20,050)
SPX Technologies, Inc.
(1,449) (355,251)
Stanley Black & Decker, Inc.
(1,587) (149,368)
Sulzer AG (Registered)
(Switzerland) (2) (496) (82,349)
Terex Corp.
(1,907) (138,048)
Valmet OYJ (Finland) (2)
(2,104) (50,825)
Volvo AB, Class B (Sweden) (2)
(2,741) (93,237)
Weir Group plc (The) (United
Kingdom) (2) (1,478) (47,144)
Xylem, Inc.
(11,198) (1,323,716)
(14,520,519)
Passenger Airlines - ( 0 .3 ) %
American Airlines Group, Inc.
(15,773) (285,018)
ANA Holdings, Inc. (Japan) (2)
(5,800) (106,181)
Japan Airlines Co. Ltd. (Japan) (2)
(23,400) (408,901)
United Airlines Holdings, Inc.
(2,670) (363,093)
(1,163,193)
Professional Services - ( 0 .9 ) %
Amentum Holdings, Inc.
(5,592) (115,587)
Arcadis NV (Netherlands) (2)
(1,358) (52,196)
BayCurrent, Inc. (Japan) (2)
(7,300) (272,453)
Bureau Veritas SA (France) (2)
(1,393) (42,666)
Experian plc (2)
(14,366) (484,186)
Paychex, Inc.
(3,481) (342,287)
Paycom Software, Inc.
(1,183) (148,679)
Paylocity Holding Corp.
(361) (37,735)
Randstad NV (Netherlands) (2)
(861) (24,862)
RELX plc (United Kingdom) (2)
(15,772) (498,471)
Thomson Reuters Corp. (Canada)
(3,033) (247,730)
TransUnion
(1,291) (93,133)
UL Solutions, Inc., Class A
(1,941) (197,710)
Verisk Analytics, Inc., Class A
(1,667) (299,277)
INVESTMENTS SHARES VALUE ($)
Professional Services - (0.9)% (continued)
Wolters Kluwer NV (Netherlands) (2)
(7,071) (457,209)
(3,314,181)
Trading Companies & Distributors - ( 1 .7 ) %
AddTech AB, Class B (Sweden) (2)
(2,738) (96,760)
Beijer Ref AB, Class B (Sweden) (2)
(4,173) (61,164)
Bunzl plc (United Kingdom) (2)
(4,272) (149,088)
Core & Main, Inc., Class A
(10,142) (489,351)
Diploma plc (United Kingdom) (2)
(1,462) (138,192)
Ferguson Enterprises, Inc.
(2,179) (517,142)
GATX Corp.
(421) (74,597)
IMCD NV (Netherlands) (2)
(1,462) (132,200)
ITOCHU Corp. (Japan) (2)
(34,300) (391,454)
Marubeni Corp. (Japan) (2)
(38,400) (1,119,497)
Mitsubishi Corp. (Japan) (2)
(19,600) (524,343)
Mitsui & Co. Ltd. (Japan) (2)
(28,600) (798,597)
MonotaRO Co. Ltd. (Japan) (2)
(14,900) (169,467)
QXO, Inc.
(37,845) (653,962)
RS GROUP plc (United Kingdom)
(2) (3,265) (25,202)
SGH Ltd. (Australia) (2)
(1,877) (60,629)
SiteOne Landscape Supply, Inc.
(2,717) (310,852)
Sumitomo Corp. (Japan) (2)
(18,800) (180,699)
Sunbelt Rentals Holdings, Inc. (2)
(647) (47,198)
Toyota Tsusho Corp. (Japan) (2)
(19,000) (707,221)
Watsco, Inc.
(392) (163,358)
(6,810,973)
Transportation Infrastructure - ( 0 .1 ) %
Fraport AG Frankfurt Airport
Services Worldwide (Germany) (2) (555) (46,321)
Transurban Group (Australia) (2)
(14,472) (143,894)
(190,215)
Total Industrials (63,191,388)
Information Technology - ( 11 .9 ) %
Communications Equipment - ( 0 .6 ) %
Lumentum Holdings, Inc.
(490) (420,449)
Motorola Solutions, Inc.
(3,530) (1,465,974)
Ubiquiti, Inc.
(718) (383,434)
(2,269,857)
Electronic Equipment, Instruments & Components - ( 2 .3 ) %
Amphenol Corp., Class A
(898) (158,335)
Belden, Inc.
(1,414) (169,553)
Cognex Corp.
(15,586) (1,128,738)
Coherent Corp.
(855) (337,272)
Corning, Inc.
(1,907) (487,105)
Crane NXT Co.
(5,140) (262,962)
Ibiden Co. Ltd. (Japan) (2)
(2,100) (317,061)
Keyence Corp. (Japan) (2)
(5,000) (2,527,437)
Littelfuse, Inc.
(496) (225,844)
Novanta, Inc.
(6,404) (1,038,985)
Ralliant Corp.
(2,112) (155,506)
Shimadzu Corp. (Japan) (2)
(13,400) (341,760)
TDK Corp. (Japan) (2)
(5,700) (127,876)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - (2.3)%
(continued)
TE Connectivity plc (Switzerland)
(1,142) (230,239)
Teledyne Technologies, Inc.
(1,607) (1,071,708)
Vontier Corp.
(21,415) (621,035)
Yokogawa Electric Corp. (Japan) (2)
(2,200) (77,315)
(9,278,731)
IT Services - ( 1 .5 ) %
Accenture plc, Class A
(1,168) (145,346)
Capgemini SE (France) (2)
(3,933) (394,844)
CGI, Inc. (Canada)
(9,042) (584,439)
Cognizant Technology Solutions
Corp., Class A (4,973) (192,604)
DigitalOcean Holdings, Inc.
(4,729) (742,595)
EPAM Systems, Inc.
(3,135) (248,762)
Fujitsu Ltd. (Japan) (2)
(6,100) (121,207)
Indra Sistemas SA (Spain) (2)
(5,657) (310,284)
MongoDB, Inc., Class A
(757) (254,276)
NEXTDC Ltd. (Australia) (2)
(14,562) (147,527)
Obic Co. Ltd. (Japan) (2)
(15,400) (361,666)
Okta, Inc., Class A
(373) (50,896)
Reply SpA (Italy) (2)
(2,379) (249,228)
Shopify, Inc., Class A (Canada)
(6,630) (758,529)
Twilio, Inc., Class A
(5,945) (1,226,632)
(5,788,835)
Semiconductors & Semiconductor Equipment - ( 3 .0 ) %
Advantest Corp. (Japan) (2)
(2,600) (534,894)
Allegro MicroSystems, Inc. (Japan)
(1,345) (93,639)
Analog Devices, Inc.
(358) (142,187)
Astera Labs, Inc.
(992) (479,156)
Cirrus Logic, Inc.
(1,821) (270,473)
Credo Technology Group Holding
Ltd. (2,529) (687,762)
Enphase Energy, Inc.
(7,946) (391,261)
Entegris, Inc.
(4,887) (878,976)
First Solar, Inc.
(2,310) (545,068)
Lasertec Corp. (Japan) (2)
(3,100) (984,679)
Lattice Semiconductor Corp.
(3,952) (604,498)
Marvell Technology, Inc.
(1,843) (549,011)
MKS, Inc.
(381) (169,469)
Monolithic Power Systems, Inc.
(331) (457,561)
NVIDIA Corp.
(6,573) (1,315,192)
Onto Innovation, Inc.
(3,350) (1,267,808)
Qnity Electronics, Inc.
(2,785) (454,818)
SCREEN Holdings Co. Ltd. (Japan)
(2) (3,600) (403,837)
SiTime Corp.
(172) (128,236)
Skyworks Solutions, Inc.
(5,279) (357,916)
Synaptics, Inc.
(4,384) (544,624)
Technoprobe SpA (Italy) (2)
(5,461) (219,128)
Universal Display Corp.
(2,933) (253,968)
(11,734,161)
INVESTMENTS SHARES VALUE ($)
Software - ( 3 .3 ) %
Adobe, Inc.
(1,623) (332,747)
Appfolio, Inc., Class A
(3,438) (551,283)
AppLovin Corp., Class A
(876) (451,342)
Aurora Innovation, Inc.
(30,257) (206,353)
Bentley Systems, Inc., Class B
(7,873) (235,324)
Blackbaud, Inc.
(175) (5,184)
Constellation Software, Inc.
(Canada) (237) (446,177)
Dassault Systemes SE (France) (2)
(18,826) (383,999)
Descartes Systems Group, Inc.
(The) (Canada) (3,607) (249,826)
Dolby Laboratories, Inc., Class A
(109) (5,731)
Dropbox, Inc., Class A
(3,071) (84,360)
Gen Digital, Inc.
(3,352) (83,431)
Guidewire Software, Inc.
(5,048) (621,156)
HubSpot, Inc.
(787) (143,635)
Intuit, Inc.
(2,383) (621,963)
IREN Ltd. (Australia)
(8,388) (383,583)
Manhattan Associates, Inc.
(313) (43,585)
nCino, Inc.
(2,276) (37,213)
Nemetschek SE (Germany) (2)
(4,682) (285,046)
Open Text Corp. (Canada)
(6,261) (138,574)
Palantir Technologies, Inc., Class A
(1,828) (213,273)
Pegasystems, Inc.
(5,011) (150,180)
Procore Technologies, Inc.
(25,594) (1,039,628)
PTC, Inc.
(3,578) (406,497)
RingCentral, Inc., Class A
(1,520) (59,250)
Roper Technologies, Inc.
(600) (203,034)
Sage Group plc (The) (United
Kingdom) (2) (10,108) (109,662)
SailPoint, Inc.
(18,004) (263,579)
Salesforce, Inc.
(958) (150,080)
Samsara, Inc., Class A
(37,783) (1,225,303)
SAP SE (Germany) (2)
(1,094) (168,638)
ServiceNow, Inc.
(2,489) (247,108)
Trimble, Inc.
(4,150) (212,397)
Tyler Technologies, Inc.
(3,538) (1,034,723)
UiPath, Inc., Class A
(53,033) (576,469)
WiseTech Global Ltd. (Australia) (2)
(4,149) (95,185)
Workday, Inc., Class A
(8,979) (1,099,209)
Xero Ltd. (New Zealand) (2)
(2,992) (150,415)
Zscaler, Inc.
(2,194) (309,683)
(13,024,825)
Technology Hardware, Storage & Peripherals - ( 1 .2 ) %
Apple, Inc.
(7,973) (2,307,067)
Everpure, Inc., Class A
(3,969) (312,718)
FUJIFILM Holdings Corp. (Japan)
(2) (18,300) (391,500)
IonQ, Inc.
(25,982) (1,383,801)
Seagate Technology Holdings plc
(201) (193,965)
(4,589,051)
Total Information Technology (46,685,460)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Materials - ( 6 .2 ) %
Chemicals - ( 3 .5 ) %
Air Products and Chemicals, Inc.
(678) (198,776)
Albemarle Corp.
(2,348) (317,050)
Asahi Kasei Corp. (Japan) (2)
(21,500) (239,125)
Avient Corp.
(8,980) (331,901)
Cabot Corp.
(1,586) (144,040)
Celanese Corp., Class A
(1,182) (54,372)
Clariant AG (Registered)
(Switzerland) (2) (3,270) (28,518)
Corteva, Inc.
(8,244) (698,184)
Croda International plc (United
Kingdom) (2) (578) (23,181)
DuPont de Nemours, Inc.
(4,412) (598,444)
Ecolab, Inc.
(6,752) (1,881,175)
EMS-Chemie Holding AG
(Registered) (Switzerland) (2) (286) (245,159)
FMC Corp.
(17,736) (203,964)
Givaudan SA (Registered)
(Switzerland) (2) (232) (981,304)
International Flavors & Fragrances,
Inc. (18,258) (1,446,399)
Linde plc
(2,647) (1,373,634)
Nippon Paint Holdings Co. Ltd.
(Japan) (2) (100,600) (656,172)
Nippon Sanso Holdings Corp.
(Japan) (2) (11,500) (426,581)
Novonesis Novozymes, Class B
(Denmark) (9,494) (599,248)
Nutrien Ltd. (Canada)
(1,379) (86,877)
PPG Industries, Inc.
(513) (62,222)
RPM International, Inc.
(4,119) (457,827)
Scotts Miracle-Gro Co. (The)
(5,518) (375,831)
Sherwin-Williams Co. (The)
(3,996) (1,375,903)
Sika AG (Registered) (Switzerland)
(2) (3,451) (711,652)
Symrise AG, Class A (Germany) (2)
(1,874) (187,981)
Tokyo Ohka Kogyo Co. Ltd. (Japan)
(2) (800) (56,837)
Toray Industries, Inc. (Japan) (2)
(3,700) (25,917)
(13,788,274)
Construction Materials - ( 0 .4 ) %
Buzzi SpA (2)
(2,034) (104,187)
CRH plc
(7,540) (806,780)
James Hardie Industries plc, ADR
(6,361) (166,531)
Knife River Corp.
(2,713) (226,943)
Martin Marietta Materials, Inc.
(152) (87,658)
Vulcan Materials Co.
(1,015) (299,435)
(1,691,534)
Containers & Packaging - ( 0 .7 ) %
Amcor plc
(25,082) (1,087,305)
Avery Dennison Corp.
(2,312) (375,353)
CCL Industries, Inc., Class B
(Canada) (528) (34,426)
SIG Group AG (Switzerland) (2)
(9,503) (158,990)
Silgan Holdings, Inc.
(1,670) (77,471)
INVESTMENTS SHARES VALUE ($)
Containers & Packaging - (0.7)% (continued)
Smurfit Westrock plc
(10,580) (489,431)
Sonoco Products Co.
(6,117) (344,693)
(2,567,669)
Metals & Mining - ( 1 .6 ) %
Agnico Eagle Mines Ltd. (Canada)
(1,788) (277,810)
Antofagasta plc (Chile) (2)
(4,431) (224,887)
Barrick Mining Corp. (Canada)
(3,103) (114,099)
Cleveland-Cliffs, Inc.
(55,416) (520,356)
Coeur Mining, Inc.
(28,454) (464,369)
DPM Metals, Inc. (Canada)
(2,158) (70,085)
Equinox Gold Corp. (Canada)
(23,927) (233,154)
First Majestic Silver Corp. (Canada)
(9,019) (153,131)
Franco-Nevada Corp. (Canada)
(1,660) (346,373)
G Mining Ventures Corp. (Canada)
(5,737) (167,994)
Hecla Mining Co.
(24,702) (381,152)
Ivanhoe Mines Ltd., Class A (Congo,
Democratic Republic of the) (4,913) (38,487)
Liontown Ltd. (Australia) (2)
(42,111) (49,640)
Lundin Mining Corp. (Chile)
(18,054) (439,941)
LunR Royalties Corp. (Canada)
(159) (2,119)
Lynas Rare Earths Ltd. (Australia)
(2) (33,780) (423,867)
Mineral Resources Ltd. (Australia)
(2) (1,121) (48,544)
MP Materials Corp.
(4,384) (245,548)
Nippon Steel Corp. (Japan) (2)
(46,000) (152,404)
Northern Star Resources Ltd.
(Australia) (2) (3,311) (43,837)
OR Royalties, Inc. (Canada)
(715) (22,641)
PLS Group Ltd. (Australia) (2)
(19,021) (66,654)
Royal Gold, Inc.
(2,177) (434,551)
Steel Dynamics, Inc.
(1,859) (426,566)
Sumitomo Metal Mining Co. Ltd.
(Japan) (2) (13,000) (602,949)
Wheaton Precious Metals Corp.
(Brazil) (2,120) (238,480)
(6,189,638)
Paper & Forest Products - ( 0 .0 ) % †
Holmen AB, Class B (Sweden) (2)
(664) (20,867)
Svenska Cellulosa AB SCA, Class B
(Sweden) (2) (8,506) (86,992)
(107,859)
Total Materials (24,344,974)
Real Estate - ( 3 .4 ) %
Diversified REITs - ( 0 .0 ) % †
WP Carey, Inc., REIT (1,279) (91,449)
Health Care REITs - ( 1 .0 ) %
American Healthcare REIT, Inc.,
REIT (21,050) (1,097,758)
CareTrust REIT, Inc., REIT
(10,125) (408,544)
Healthpeak Properties, Inc., REIT
(5,416) (115,902)
Ventas, Inc., REIT
(3,815) (338,772)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care REITs - (1.0)% (continued)
Welltower, Inc., REIT
(9,259) (2,101,515)
(4,062,491)
Industrial REITs - ( 0 .2 ) %
EastGroup Properties, Inc., REIT
(239) (48,405)
Prologis, Inc., REIT
(4,912) (665,428)
Rexford Industrial Realty, Inc., REIT
(1,829) (61,271)
STAG Industrial, Inc., REIT
(1,828) (69,574)
(844,678)
Real Estate Management & Development - ( 0 .2 ) %
CapitaLand Investment Ltd.
(Singapore) (2) (126,900) (244,577)
CoStar Group, Inc.
(10,188) (288,524)
Lendlease Corp. Ltd. (Australia) (2)
(24,200) (54,153)
Zillow Group, Inc., Class C
(6,590) (207,717)
(794,971)
Residential REITs - ( 0 .2 ) %
Essex Property Trust, Inc., REIT
(202) (58,901)
Independence Realty Trust, Inc.,
REIT (4,888) (81,581)
Sun Communities, Inc., REIT
(688) (82,498)
UDR, Inc., REIT
(11,656) (465,308)
(688,288)
Retail REITs - ( 0 .9 ) %
Agree Realty Corp., REIT
(2,969) (224,872)
Kimco Realty Corp., REIT
(3,321) (84,187)
Kite Realty Group Trust, REIT
(2,019) (57,299)
Realty Income Corp., REIT
(35,600) (2,205,776)
Regency Centers Corp., REIT
(5,856) (466,958)
Simon Property Group, Inc., REIT
(2,422) (541,680)
(3,580,772)
Specialized REITs - ( 0 .9 ) %
Digital Realty Trust, Inc., REIT
(425) (76,322)
Equinix, Inc., REIT
(432) (450,312)
Extra Space Storage, Inc., REIT
(3,692) (536,448)
Public Storage, REIT
(6,595) (2,099,254)
Rayonier, Inc., REIT
(12,076) (256,977)
(3,419,313)
Total Real Estate (13,481,962)
Utilities - ( 2 .9 ) %
Electric Utilities - ( 1 .8 ) %
Alliant Energy Corp.
(1,841) (140,450)
BKW AG (Switzerland) (2)
(659) (110,808)
Duke Energy Corp.
(736) (93,163)
Elia Group SA/NV (Belgium) (2)
(426) (67,836)
Emera, Inc. (Canada)
(2,034) (107,892)
Entergy Corp.
(5,785) (664,465)
Hydro One Ltd. (Canada) (c)
(7,971) (328,788)
Iberdrola SA (Spain) (2)
(70,854) (1,763,526)
NextEra Energy, Inc.
(26,916) (2,362,417)
Origin Energy Ltd. (Australia) (2)
(22,895) (174,027)
INVESTMENTS SHARES VALUE ($)
Electric Utilities - (1.8)% (continued)
SSE plc (United Kingdom) (2)
(3,413) (110,112)
Terna - Rete Elettrica Nazionale
(Italy) (2) (30,937) (361,254)
Xcel Energy, Inc.
(7,258) (582,817)
(6,867,555)
Gas Utilities - ( 0 .3 ) %
AltaGas Ltd. (Canada)
(4,008) (148,055)
APA Group (Australia) (2)
(3,859) (27,038)
Italgas SpA (Italy)
(8,756) (101,397)
Osaka Gas Co. Ltd. (Japan) (2)
(13,700) (461,600)
UGI Corp.
(6,174) (213,250)
(951,340)
Independent Power and Renewable Electricity Producers - ( 0 .4 ) %
Brookfield Renewable Corp.
(Canada) (98) (3,643)
Clearway Energy, Inc., Class C
(8,169) (279,216)
ERG SpA (Italy) (2)
(387) (10,579)
Ormat Technologies, Inc.
(4,529) (493,208)
Talen Energy Corp.
(835) (320,857)
Vistra Corp.
(3,113) (493,815)
(1,601,318)
Multi-Utilities - ( 0 .4 ) %
CenterPoint Energy, Inc.
(14,262) (628,099)
E.ON SE (Germany) (2)
(14,700) (302,289)
Engie SA (France) (2)
(10,238) (322,236)
National Grid plc (United Kingdom)
(2) (16,709) (275,594)
Sembcorp Industries Ltd.
(Singapore) (2) (25,000) (122,960)
WEC Energy Group, Inc.
(294) (34,330)
(1,685,508)
Water Utilities - ( 0 .0 ) % †
Severn Trent plc (United Kingdom)
(2) (2,528) (98,969)
Total Utilities (11,204,690)
TOTAL COMMON STOCKS
(Proceeds $(346,478,449)) (340,169,865)
PREFERRED STOCKS - (0.1)%
Consumer Discretionary - ( 0 .0 ) % †
Automobiles - ( 0 .0 ) % †
Dr Ing hc F Porsche AG
(Preference) (Germany) (2)(c) (660) (32,950)
Consumer Staples - ( 0 .0 ) % †
Household Products - ( 0 .0 ) % †
Henkel AG & Co. KGaA (Preference)
(Germany) (2) (846) (71,148)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care - ( 0 .1 ) %
Life Sciences Tools & Services - ( 0 .1 ) %
Sartorius AG (Preference)
(Germany) (2) (741) (194,401)
TOTAL PREFERRED STOCKS
(Proceeds $(327,986)) (298,499)
TOTAL SHORT POSITIONS
(Proceeds $(346,806,435)) (340,468,364)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 75.5%
(Cost $257,890,158) 296,310,431
OTHER ASSETS IN EXCESS OF
LIABILITIES - 24.5% ‡ 96,125,694
NET ASSETS - 100.0% 392,436,125
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (3,025,699) ( 0 .8 ) %
Consumer Discretionary (9,435,244) ( 2 .4 )
Consumer Staples (6,082,386) ( 1 .6 )
Energy (1,301,157) ( 0 .4 )
Financials 7,986,064 2 .1
Health Care (8,146,445) ( 2 .1 )
Industrials 6,201,590 1 .6
Information Technology 9,315,190 2 .4
Materials (4,765,467) ( 1 .2 )
Real Estate (2,217,764) ( 0 .5 )
Utilities 1,028,267 0 .2
Investment Companies 147,030,380 37 .5
U.S. Treasury Obligations 159,723,102 40 .7
Total Investments In Securities
At Value 296,310,431 75 .5
Other Assets in Excess of
Liabilities ‡ 96,125,694 24 .5
Net Assets
$ 392,436,125 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at June 30,
2026 amounted to $324,570,385, which is inclusive of rehypothecated amounts disclosed below. In addition, $46,414,053 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated. Total value of all such securities at June 30, 2026 amounted to $55,671,130.
(c) Security exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2026 amounted to $2,414,358 of investments in securities and
$(2,742,390) of securities sold short, which represents 0.62% and (0.70)% of net assets of the Fund, respectively.
(d) Represents 7-day effective yield as of June 30, 2026.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
(f) The rate shown was the effective yield at the date of purchase.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security (See Note 5).

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
Credit default swap contracts outstanding - buy protection as of June 30, 2026:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
46.V2 5 .00 % Quarterly 6/20/2031 3 .04 % USD 2,535,000 $ (200,993) $ (4,948) $ (205,941)
Markit CDX North America
High Yield Index Series
46.V2 5 .00 Quarterly 6/20/2031 3 .04 USD 2,535,000 (200,993) (4,948) (205,941)
$ (401,986) $ (9,896) $ (411,882)
Credit default swap contracts outstanding - sell protection as of June 30, 2026 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 45.V1 5 .00 % Quarterly 6/20/2031 2 .45 % EUR 2,886,000 $ 316,771 $ 48,847 $ 365,618
iTraxx Europe Crossover
Index Series 45.V1 5 .00 Quarterly 6/20/2031 2 .45 EUR 2,886,000 316,771 48,848 365,619
iTraxx Europe Main Index
Series 45.V1 1 .00 Quarterly 6/20/2031 0 .52 EUR 52,000 1,339 71 1,410
iTraxx Europe Main Index
Series 45.V1 1 .00 Quarterly 6/20/2031 0 .52 EUR 52,000 1,339 71 1,410
Markit CDX North America
Investment Grade Index
Series 46.V1 1 .00 Quarterly 6/20/2031 0 .51 USD 8,971,000 193,872 5,335 199,207
Markit CDX North America
Investment Grade Index
Series 46.V1 1 .00 Quarterly 6/20/2031 0 .51 USD 8,971,000 193,872 5,335 199,207
1,023,964 108,507 1,132,471
Markit CDX North America
Emerging Markets Index
Series 45.V1 1 .00 % Quarterly 6/20/2031 1 .41 % USD 860,000 $ (24,300) $ 9,325 $ (14,975)
Markit CDX North America
Emerging Markets Index
Series 45.V1 1 .00 Quarterly 6/20/2031 1 .41 USD 860,000 (24,300) 9,325 (14,975)
(48,600) 18,650 (29,950)
$ 975,364 $ 127,157 $ 1,102,521
Forward effective interest rate swap contracts outstanding as of June 30, 2026:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CLICP Semi 4.50% Semi 12/18/2028 CLP 855,000,000 $ (628) $ 1,057 $ 429
Pay 1D CLICP Semi 4.50% Semi 12/18/2028 CLP 855,000,000 (628) 1,057 429
Pay 1D CLICP Semi 5.00% Semi 12/16/2031 CLP 255,000,000 2,650 41 2,691
Pay 1D CLICP Semi 5.00% Semi 12/16/2031 CLP 255,000,000 2,650 41 2,691
Pay 1D CORRA Semi 3.00% Semi 9/17/2031 CAD 28,500,000 (124,677) 232,885 108,208
Pay 1D CORRA Semi 3.00% Semi 9/17/2031 CAD 28,400,000 (124,017) 231,845 107,828
Pay 1D MIBOR Semi 6.50% Semi 12/18/2028 INR 15,000,000 1,156 – 1,156
Pay 1D MIBOR Semi 6.50% Semi 12/18/2028 INR 15,000,000 1,156 – 1,156

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SARON Annual 0.50% Annual 12/20/2028 CHF 200,000 $ 1,845 $ – $ 1,845
Pay 1D SARON Annual 0.50% Annual 12/20/2028 CHF 300,000 2,760 (33) 2,727
Pay 1D SARON Annual 0.50% Annual 9/17/2031 CHF 7,700,000 (1,647) 103,063 101,416
Pay 1D SARON Annual 0.50% Annual 9/17/2031 CHF 7,700,000 (1,401) 102,941 101,540
Pay 1D SHIRON Annual 3.00% Annual 12/20/2028 ILS 8,600,000 (578) 1,551 973
Pay 1D SHIRON Annual 3.00% Annual 12/20/2028 ILS 8,700,000 (680) 1,681 1,001
Pay 1D SHIRON Annual 3.50% Annual 9/17/2031 ILS 600,000 283 3,235 3,518
Pay 1D SHIRON Annual 3.50% Annual 9/17/2031 ILS 500,000 261 2,670 2,931
Pay 1D SHIRON Annual 3.50% Annual 12/17/2031 ILS 2,200,000 10,911 1,581 12,492
Pay 1D SHIRON Annual 3.50% Annual 12/17/2031 ILS 2,200,000 10,994 1,465 12,459
Pay 1D SOFR Annual 4.00% Annual 12/20/2028 USD 15,000,000 6,697 (2,978) 3,719
Pay 1D SOFR Annual 4.00% Annual 12/20/2028 USD 15,000,000 6,766 (3,047) 3,719
Pay 1D SOFR Annual 4.50% Annual 9/20/2056 USD 1,200,000 42,974 19,693 62,667
Pay 1D SOFR Annual 4.50% Annual 9/20/2056 USD 1,200,000 42,974 19,693 62,667
Pay 1D SOFR Annual 4.50% Annual 12/20/2056 USD 100,000 4,857 303 5,160
Pay 1D SONIA Annual 4.50% Annual 12/17/2036 GBP 2,300,000 7,459 15,154 22,613
Pay 1D SONIA Annual 4.50% Annual 12/17/2036 GBP 2,300,000 7,410 15,202 22,612
Pay 1D SONIA Annual 5.00% Annual 9/20/2056 GBP 2,800,000 6,432 115,870 122,302
Pay 1D SONIA Annual 5.00% Annual 9/20/2056 GBP 2,900,000 5,735 120,935 126,670
Pay 1D SONIA Annual 5.00% Annual 12/20/2056 GBP 100,000 2,768 1,290 4,058
Pay 1D SONIA Annual 5.00% Annual 12/20/2056 GBP 100,000 2,768 1,290 4,058
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/13/2028 MXN 11,100,000 884 2,033 2,917
Pay 1D TIIEOIS Monthly 7.50% Monthly 9/13/2028 MXN 11,100,000 884 2,033 2,917
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/13/2028 MXN 39,000,000 2,672 1,124 3,796
Pay 1D TIIEOIS Monthly 7.50% Monthly 12/13/2028 MXN 39,000,000 2,672 1,124 3,796
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/10/2031 MXN 6,100,000 (1,292) 4,776 3,484
Pay 1D TIIEOIS Monthly 8.00% Monthly 9/10/2031 MXN 6,100,000 (1,292) 4,776 3,484
Pay 1D TIIEOIS Monthly 8.00% Monthly 12/10/2031 MXN 12,000,000 5,309 (1,100) 4,209
Pay 1D TIIEOIS Monthly 8.00% Monthly 12/10/2031 MXN 12,000,000 5,309 (1,100) 4,209
Pay 1D TONAR Annual 3.50% Annual 9/19/2046 JPY 329,600,000 99,802 (19,482) 80,320
Pay 1D TONAR Annual 3.50% Annual 9/19/2046 JPY 329,600,000 99,802 (19,482) 80,320
Pay 1D TONAR Annual 3.50% Annual 12/19/2046 JPY 315,000,000 82,004 (18,759) 63,245
Pay 1D TONAR Annual 3.50% Annual 12/19/2046 JPY 315,000,000 82,026 (18,780) 63,246
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/18/2028 CNY 20,500,000 323 5,440 5,763
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/18/2028 CNY 20,500,000 323 5,440 5,763
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/18/2028 CNY 48,500,000 8,580 5,017 13,597
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/18/2028 CNY 48,500,000 8,580 5,017 13,597
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/16/2031 CNY 7,000,000 (5,122) 6,823 1,701
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 9/16/2031 CNY 7,000,000 (5,122) 6,823 1,701
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/16/2031 CNY 18,000,000 (2,775) 6,135 3,360
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/16/2031 CNY 18,000,000 (2,775) 6,134 3,359
Pay 3M BBR Qtrly 4.50% Qtrly 12/07/2028 AUD 26,800,000 (1,460) 40,685 39,225
Pay 3M BBR Qtrly 4.50% Qtrly 12/07/2028 AUD 26,800,000 (1,719) 40,944 39,225
Pay 3M BBR Qtrly 4.00% Semi 12/10/2031 NZD 500,000 (408) 3,280 2,872
Pay 3M BBR Qtrly 4.00% Semi 12/10/2031 NZD 400,000 (327) 2,625 2,298
Pay 3M BBR Qtrly 4.50% Semi 9/10/2036 NZD 900,000 16,102 2,920 19,022
Pay 3M BBR Qtrly 4.50% Semi 9/10/2036 NZD 900,000 15,721 3,301 19,022
Pay 3M BBR Qtrly 4.50% Semi 12/10/2036 NZD 100,000 1,798 79 1,877
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/20/2028 ZAR 10,000,000 2,505 (564) 1,941

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/20/2028 ZAR 10,000,000 $ 2,505 $ (564) $ 1,941
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/17/2031 ZAR 100,000 (25) 46 21
Pay 3M JIBAR Qtrly 7.50% Qtrly 9/17/2031 ZAR 100,000 (25) 46 21
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/17/2031 ZAR 6,000,000 1,681 (768) 913
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/17/2031 ZAR 6,000,000 1,681 (768) 913
Pay 3M STIBOR Qtrly 3.00% Annual 9/17/2036 SEK 500,000 1,100 (108) 992
Pay 3M STIBOR Qtrly 3.00% Annual 9/17/2036 SEK 500,000 1,100 (108) 992
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 4,300,000 3,257 31,114 34,371
Pay 6M BBR Semi 5.00% Semi 9/11/2036 AUD 4,300,000 3,507 30,863 34,370
Pay 6M BBR Semi 5.00% Semi 12/11/2036 AUD 9,600,000 9,176 60,792 69,968
Pay 6M BBR Semi 5.00% Semi 12/11/2036 AUD 9,600,000 7,126 62,842 69,968
Pay 6M BUBOR Semi 5.00% Annual 12/20/2028 HUF 420,000,000 2,722 212 2,934
Pay 6M BUBOR Semi 5.00% Annual 12/20/2028 HUF 420,000,000 2,722 212 2,934
Pay 6M BUBOR Semi 5.00% Annual 9/17/2031 HUF 65,700,000 1,246 1,120 2,366
Pay 6M BUBOR Semi 5.00% Annual 9/17/2031 HUF 65,700,000 1,246 1,120 2,366
Pay 6M BUBOR Semi 5.00% Annual 12/17/2031 HUF 175,000,000 6,665 1,352 8,017
Pay 6M BUBOR Semi 5.00% Annual 12/17/2031 HUF 175,000,000 6,665 1,352 8,017
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 17,300,000 81,162 22,971 104,133
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2028 EUR 17,200,000 80,544 22,951 103,495
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2028 EUR 16,100,000 56,267 39,423 95,690
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2028 EUR 16,100,000 56,383 39,275 95,658
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 3,000,000 7,527 12,878 20,405
Pay 6M EURIBOR Semi 3.00% Annual 9/17/2036 EUR 3,000,000 6,588 13,818 20,406
Pay 6M EURIBOR Semi 3.00% Annual 12/17/2036 EUR 2,300,000 (16,559) 28,236 11,677
Pay 6M EURIBOR Semi 3.00% Annual 12/17/2036 EUR 2,400,000 (15,309) 27,493 12,184
Pay 6M NIBOR Semi 4.50% Annual 9/17/2031 NOK 62,800,000 (15,693) 29,338 13,645
Pay 6M NIBOR Semi 4.50% Annual 9/17/2031 NOK 62,800,000 (15,290) 28,935 13,645
Receive 1D SARON Annual 0.50% Annual 9/17/2036 CHF 2,200,000 41,542 (26,408) 15,134
Receive 1D SARON Annual 0.50% Annual 9/17/2036 CHF 2,200,000 42,454 (27,427) 15,027
Receive 1D SARON Annual 0.50% Annual 12/17/2036 CHF 100,000 769 – 769
Receive 1D SARON Annual 0.50% Annual 12/17/2036 CHF 100,000 645 370 1,015
Receive 1D SOFR Annual 4.00% Annual 9/20/2028 USD 32,100,000 (29,485) 39,551 10,066
Receive 1D SOFR Annual 4.00% Annual 9/20/2028 USD 32,000,000 (29,403) 39,498 10,095
Receive 1D SOFR Annual 4.00% Annual 9/17/2036 USD 6,100,000 38,338 (20,844) 17,494
Receive 1D SOFR Annual 4.00% Annual 9/17/2036 USD 6,000,000 38,072 (20,543) 17,529
Receive 1D SOFR Annual 4.00% Annual 12/17/2036 USD 3,400,000 17,465 (1,859) 15,606
Receive 1D SOFR Annual 4.00% Annual 12/17/2036 USD 3,300,000 15,282 628 15,910
Receive 1D SONIA Annual 4.00% Annual 9/20/2028 GBP 11,900,000 47,622 (35,951) 11,671
Receive 1D SONIA Annual 4.00% Annual 9/20/2028 GBP 11,900,000 47,622 (35,954) 11,668
Receive 1D SONIA Annual 4.00% Annual 12/20/2028 GBP 5,000,000 4,552 (129) 4,423
Receive 1D SONIA Annual 4.00% Annual 12/20/2028 GBP 5,000,000 5,376 (824) 4,552
Receive 1D SONIA Annual 4.00% Annual 9/17/2031 GBP 4,100,000 43,484 (21,016) 22,468
Receive 1D SONIA Annual 4.00% Annual 9/17/2031 GBP 4,200,000 44,544 (21,535) 23,009
Receive 1D SONIA Annual 4.00% Annual 12/17/2031 GBP 4,300,000 44,235 (12,013) 32,222
Receive 1D SONIA Annual 4.00% Annual 12/17/2031 GBP 4,400,000 45,264 (12,372) 32,892
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 15,017,600,000 65,722 (36,569) 29,153
Receive 1D TONAR Annual 1.50% Annual 9/20/2028 JPY 15,017,600,000 65,723 (36,569) 29,154
Receive 1D TONAR Annual 1.50% Annual 12/20/2028 JPY 7,638,200,000 132,526 (17,359) 115,167
Receive 1D TONAR Annual 1.50% Annual 12/20/2028 JPY 7,638,200,000 132,529 (17,362) 115,167
Receive 1D TONAR Annual 2.50% Annual 9/17/2036 JPY 905,800,000 38,293 2,482 40,775
Receive 1D TONAR Annual 2.50% Annual 9/17/2036 JPY 905,800,000 38,293 2,481 40,774
Receive 3M BBR Qtrly 3.50% Semi 12/13/2028 NZD 600,000 207 (67) 140
Receive 3M BBR Qtrly 3.50% Semi 12/13/2028 NZD 500,000 29 87 116
1,499,923 1,260,116 2,760,039
Pay 1D MIBOR Semi 6.50% Semi 9/16/2031 INR 600,000 66 (378) (312)
Pay 1D MIBOR Semi 6.50% Semi 9/16/2031 INR 600,000 66 (378) (312)
Pay 1D SHIRON Annual 3.00% Annual 9/20/2028 ILS 2,600,000 (751) 627 (124)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SHIRON Annual 3.00% Annual 9/20/2028 ILS 2,500,000 $ (735) $ 617 $ (118)
Pay 1D TONAR Annual 2.00% Annual 9/17/2031 JPY 2,627,700,000 (83,876) 83,474 (402)
Pay 1D TONAR Annual 2.00% Annual 9/17/2031 JPY 2,627,700,000 (83,862) 83,461 (401)
Pay 1D TONAR Annual 2.00% Annual 12/17/2031 JPY 464,800,000 (12,715) 1,366 (11,349)
Pay 1D TONAR Annual 2.00% Annual 12/17/2031 JPY 464,700,000 (12,712) 1,366 (11,346)
Pay 1D TONAR Annual 2.50% Annual 12/17/2036 JPY 67,800,000 (4,062) (1,420) (5,482)
Pay 1D TONAR Annual 2.50% Annual 12/17/2036 JPY 67,900,000 (4,066) (1,424) (5,490)
Pay 3M STIBOR Qtrly 2.50% Annual 9/17/2031 SEK 6,000,000 (3,236) 2,660 (576)
Pay 3M STIBOR Qtrly 2.50% Annual 9/17/2031 SEK 6,000,000 (3,236) 2,660 (576)
Pay 6M BBR Semi 5.00% Semi 9/13/2046 AUD 1,600,000 (26,545) 21,572 (4,973)
Pay 6M BBR Semi 5.00% Semi 9/13/2046 AUD 1,600,000 (27,869) 22,896 (4,973)
Pay 6M BBR Semi 5.00% Semi 12/13/2046 AUD 100,000 (248) (95) (343)
Pay 6M BUBOR Semi 5.00% Annual 9/20/2028 HUF 70,700,000 (804) 661 (143)
Pay 6M BUBOR Semi 5.00% Annual 9/20/2028 HUF 70,700,000 (804) 661 (143)
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2056 EUR 700,000 (35,493) 22,717 (12,776)
Pay 6M EURIBOR Semi 3.00% Annual 9/20/2056 EUR 700,000 (36,109) 23,333 (12,776)
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2056 EUR 100,000 (3,863) 1,995 (1,868)
Pay 6M EURIBOR Semi 3.00% Annual 12/20/2056 EUR 100,000 (3,575) 1,707 (1,868)
Receive 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 63,600,000 (93,890) (153,206) (247,096)
Receive 1D CORRA Semi 3.00% Semi 9/20/2028 CAD 63,500,000 (94,207) (152,503) (246,710)
Receive 1D CORRA Semi 3.00% Semi 12/20/2028 CAD 7,500,000 (11,943) (9,202) (21,145)
Receive 1D CORRA Semi 3.00% Semi 12/20/2028 CAD 7,400,000 (11,876) (8,987) (20,863)
Receive 1D CORRA Semi 3.00% Semi 12/17/2031 CAD 200,000 126 (619) (493)
Receive 1D CORRA Semi 3.00% Semi 12/17/2031 CAD 300,000 189 (928) (739)
Receive 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 7,600,000 (113,001) (43,965) (156,966)
Receive 1D CORRA Semi 3.50% Semi 9/17/2036 CAD 7,600,000 (108,520) (48,568) (157,088)
Receive 1D CORRA Semi 3.50% Semi 12/17/2036 CAD 300,000 (3,256) (2,239) (5,495)
Receive 1D CORRA Semi 3.50% Semi 12/17/2036 CAD 300,000 (3,357) (2,137) (5,494)
Receive 1D IBR Qtrly 11.00% Qtrly 12/18/2028 COP 630,500,000 215 (1,337) (1,122)
Receive 1D IBR Qtrly 11.00% Qtrly 12/18/2028 COP 630,500,000 215 (1,337) (1,122)
Receive 1D IBR Qtrly 11.00% Qtrly 9/16/2031 COP 16,900,000 (52) (129) (181)
Receive 1D IBR Qtrly 11.00% Qtrly 9/16/2031 COP 16,900,000 (52) (129) (181)
Receive 1D IBR Qtrly 11.00% Qtrly 12/16/2031 COP 120,700,000 (489) (929) (1,418)
Receive 1D IBR Qtrly 11.00% Qtrly 12/16/2031 COP 120,700,000 (489) (929) (1,418)
Receive 1D SARON Annual 0.50% Annual 9/20/2028 CHF 25,700,000 (247,434) (2,261) (249,695)
Receive 1D SARON Annual 0.50% Annual 9/20/2028 CHF 25,700,000 (247,317) (2,266) (249,583)
Receive 1D SOFR Annual 4.00% Annual 9/17/2031 USD 2,900,000 (18,055) 6,518 (11,537)
Receive 1D SOFR Annual 4.00% Annual 9/17/2031 USD 2,900,000 (18,219) 6,815 (11,404)
Receive 1D SOFR Annual 4.00% Annual 12/17/2031 USD 5,400,000 (25,498) (1,313) (26,811)
Receive 1D SOFR Annual 4.00% Annual 12/17/2031 USD 5,400,000 (24,644) (2,027) (26,671)
Receive 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 3,100,000 928 (43,389) (42,461)
Receive 1D SONIA Annual 4.50% Annual 9/17/2036 GBP 3,200,000 9,379 (53,878) (44,499)
Receive 1D SORA Semi 2.00% Semi 9/20/2028 SGD 100,000 (595) (93) (688)
Receive 1D SORA Semi 2.00% Semi 9/20/2028 SGD 100,000 (595) (93) (688)
Receive 1D SORA Semi 2.00% Semi 12/20/2028 SGD 100,000 (331) (225) (556)
Receive 1D SORA Semi 2.00% Semi 12/20/2028 SGD 200,000 (827) (285) (1,112)
Receive 1D SORA Semi 2.00% Semi 9/17/2031 SGD 200,000 274 (1,300) (1,026)
Receive 1D SORA Semi 2.00% Semi 9/17/2031 SGD 200,000 423 (1,450) (1,027)
Receive 1D SORA Semi 2.00% Semi 12/17/2031 SGD 200,000 266 (897) (631)
Receive 1D SORA Semi 2.00% Semi 12/17/2031 SGD 200,000 836 (1,466) (630)
Receive 1D THOR Qtrly 1.50% Qtrly 9/18/2028 THB 29,100,000 (1,458) (1,872) (3,330)
Receive 1D THOR Qtrly 1.50% Qtrly 9/18/2028 THB 29,100,000 (1,458) (1,872) (3,330)
Receive 1D THOR Qtrly 1.50% Qtrly 12/18/2028 THB 28,000,000 1,988 (3,966) (1,978)
Receive 1D THOR Qtrly 1.50% Qtrly 12/18/2028 THB 28,000,000 1,989 (3,966) (1,977)
Receive 1D THOR Qtrly 2.00% Qtrly 9/16/2031 THB 16,300,000 (5,125) (3,647) (8,772)
Receive 1D THOR Qtrly 2.00% Qtrly 9/16/2031 THB 16,300,000 (5,125) (3,647) (8,772)
Receive 1D THOR Qtrly 2.00% Qtrly 12/16/2031 THB 20,500,000 (692) (8,664) (9,356)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D THOR Qtrly 2.00% Qtrly 12/16/2031 THB 20,500,000 $ (692) $ (8,664) $ (9,356)
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 30,600,000 68,341 (100,676) (32,335)
Receive 3M BBR Qtrly 4.50% Qtrly 9/07/2028 AUD 30,600,000 68,591 (100,888) (32,297)
Receive 3M BBR Qtrly 3.50% Semi 9/13/2028 NZD 3,900,000 (1,328) (1,629) (2,957)
Receive 3M BBR Qtrly 3.50% Semi 9/13/2028 NZD 3,800,000 (1,294) (1,587) (2,881)
Receive 3M BBR Qtrly 4.00% Semi 9/10/2031 NZD 100,000 (605) (135) (740)
Receive 3M BBR Qtrly 4.00% Semi 9/10/2031 NZD 100,000 (605) (135) (740)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 9/20/2028 KRW 6,682,000,000 (7,986) (6,012) (13,998)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 9/20/2028 KRW 6,682,000,000 (7,986) (6,012) (13,998)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/20/2028 KRW 900,000,000 939 (1,783) (844)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/20/2028 KRW 900,000,000 939 (1,783) (844)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 9/17/2031 KRW 2,902,100,000 (1,086) (6,529) (7,615)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 9/17/2031 KRW 2,902,100,000 (1,086) (6,529) (7,615)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/17/2031 KRW 650,000,000 2,556 (3,501) (945)
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/17/2031 KRW 650,000,000 2,556 (3,501) (945)
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/20/2028 HKD 19,000,000 (9,344) 7,747 (1,597)
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/20/2028 HKD 19,000,000 (9,344) 7,747 (1,597)
Receive 3M HIBOR Qtrly 3.50% Qtrly 12/20/2028 HKD 2,100,000 (802) 653 (149)
Receive 3M HIBOR Qtrly 3.50% Qtrly 12/20/2028 HKD 2,100,000 (802) 653 (149)
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/17/2031 HKD 4,500,000 (2,479) (1,388) (3,867)
Receive 3M HIBOR Qtrly 3.50% Qtrly 9/17/2031 HKD 4,400,000 (2,424) (1,372) (3,796)
Receive 3M HIBOR Qtrly 3.50% Qtrly 12/17/2031 HKD 400,000 (162) (159) (321)
Receive 3M HIBOR Qtrly 3.50% Qtrly 12/17/2031 HKD 300,000 (121) (119) (240)
Receive 3M STIBOR Qtrly 2.50% Annual 9/20/2028 SEK 32,900,000 2,981 (14,310) (11,329)
Receive 3M STIBOR Qtrly 2.50% Annual 9/20/2028 SEK 32,800,000 2,906 (14,191) (11,285)
Receive 3M STIBOR Qtrly 2.50% Annual 12/20/2028 SEK 4,000,000 152 (1,174) (1,022)
Receive 3M STIBOR Qtrly 2.50% Annual 12/20/2028 SEK 4,000,000 152 (1,174) (1,022)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/18/2028 TWD 7,500,000 (195) 194 (1)
Receive 3M TWCPBA Qtrly 2.00% Qtrly 9/18/2028 TWD 7,500,000 (195) 194 (1)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2031 TWD 6,400,000 (2,101) (1,094) (3,195)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 9/16/2031 TWD 6,400,000 (2,101) (1,094) (3,195)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 12/16/2031 TWD 1,500,000 (36) (638) (674)
Receive 3M TWCPBA Qtrly 2.50% Qtrly 12/16/2031 TWD 1,500,000 (36) (638) (674)
Receive 6M BBR Semi 5.00% Semi 9/11/2031 AUD 5,000,000 (28,684) (25,827) (54,511)
Receive 6M BBR Semi 5.00% Semi 9/11/2031 AUD 5,000,000 (28,684) (25,827) (54,511)
Receive 6M BBR Semi 5.00% Semi 12/11/2031 AUD 34,700,000 (240,422) (135,340) (375,762)
Receive 6M BBR Semi 5.00% Semi 12/11/2031 AUD 34,600,000 (238,570) (136,109) (374,679)
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2031 EUR 17,200,000 (45,764) (182,806) (228,570)
Receive 6M EURIBOR Semi 3.00% Annual 9/17/2031 EUR 17,200,000 (44,950) (183,520) (228,470)
Receive 6M EURIBOR Semi 3.00% Annual 12/17/2031 EUR 11,500,000 (81,427) (64,280) (145,707)
Receive 6M EURIBOR Semi 3.00% Annual 12/17/2031 EUR 11,600,000 (82,425) (64,550) (146,975)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 135,200,000 (46,033) 55 (45,978)
Receive 6M NIBOR Semi 5.00% Annual 9/20/2028 NOK 135,200,000 (45,927) (50) (45,977)
Receive 6M NIBOR Semi 5.00% Annual 12/20/2028 NOK 109,600,000 (24,354) (25,655) (50,009)
Receive 6M NIBOR Semi 5.00% Annual 12/20/2028 NOK 109,500,000 (24,315) (25,648) (49,963)
Receive 6M NIBOR Semi 4.50% Annual 12/17/2031 NOK 6,000,000 422 (2,965) (2,543)
Receive 6M NIBOR Semi 4.50% Annual 12/17/2031 NOK 6,000,000 422 (2,965) (2,543)
Receive 6M NIBOR Semi 4.50% Annual 9/17/2036 NOK 29,500,000 (24,127) (32,185) (56,312)
Receive 6M NIBOR Semi 4.50% Annual 9/17/2036 NOK 29,500,000 (24,127) (32,185) (56,312)
Receive 6M NIBOR Semi 4.50% Annual 12/17/2036 NOK 4,400,000 (6,115) (3,175) (9,290)
Receive 6M NIBOR Semi 4.50% Annual 12/17/2036 NOK 4,400,000 (6,115) (3,175) (9,290)
Receive 6M PRIBOR Semi 4.50% Annual 9/20/2028 CZK 26,900,000 365 (9,811) (9,446)
Receive 6M PRIBOR Semi 4.50% Annual 9/20/2028 CZK 26,900,000 365 (9,811) (9,446)
Receive 6M PRIBOR Semi 4.50% Annual 9/17/2031 CZK 11,000,000 (103) (8,659) (8,762)
Receive 6M PRIBOR Semi 4.50% Annual 9/17/2031 CZK 11,000,000 (103) (8,659) (8,762)
Receive 6M WIBOR Semi 4.00% Annual 9/20/2028 PLN 4,900,000 (1,667) (1,773) (3,440)
Receive 6M WIBOR Semi 4.00% Annual 9/20/2028 PLN 4,800,000 (1,633) (1,737) (3,370)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M WIBOR Semi 4.50% Annual 9/17/2031 PLN 1,800,000 $ 3,692 $ (14,784) $ (11,092)
Receive 6M WIBOR Semi 4.50% Annual 9/17/2031 PLN 1,800,000 3,648 (14,740) (11,092)
(2,255,434) (1,570,018) (3,825,452)
$ (755,511) $ (309,902) $ (1,065,413)
Abbreviations:
1D: 1 Day
1W: 1 Week
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at June 30, 2026 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 2.34%
1 Day Chile Indice de Camara Promedio Interbank Overnight Index (“CLICP”): 4.43%
1 Day Colombia Overnight Interbank Rate (“IBR”): 10.54%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 6.63%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 5.50%
1 Day Secured Overnight Financing Rate (“SOFR”): 3.68%
1 Day Shekel Interbank Offered Rate (“SHIRON”): 3.75%
1 Day Singapore Overnight Rate Average (“SORA”): 1.19%
1 Day Sterling Overnight Index Average (“SONIA”): 3.73%
1 Day Swiss Average Rate Overnight (“SARON”): -0.04%
1 Day Thailand Overnight Repo Rate (“THOR”): 0.99%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.96%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 1.54%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.46%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 2.97%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 6.99%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 2.92%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.97%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.68%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.80%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 5.62%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 2.57%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.81%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.89%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 3.80%

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
Total return swap contracts outstanding as of June 30, 2026 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED
BY FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
KOSPI 200 Index
September Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 09/10/2026 KRW 2,077,500,000 $ 152,747
Swiss Market Index
September Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination JPMC 09/18/2026 CHF 7,677,180 285,310
TAIEX Index July
Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 07/15/2026 TWD 9,355,800 5,501
Total unrealized appreciation 443,558
Amsterdam
Exchange Index July
Futures
Increases in
total return
of reference
entity
Decreases in
total return of
reference entity
At termination GSIN 07/17/2026 EUR (4,328,040) (22,903)
HSCEI July Futures Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 07/30/2026 HKD 3,766,500 (3,990)
iBovespa Index
August Futures
Decreases in
total return
of reference
entity
Increases in
total return of
reference entity
At termination GSIN 08/12/2026 BRL 5,419,296 (1,365)
Total unrealized depreciation (28,258)
Net unrealized appreciation $ 415,300
Futures contracts outstanding as of June 30, 2026:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 38 7/2026 USD $ 2,772,100 $ (162,493)
CAC 40 10 Euro Index 29 7/2026 EUR 2,786,687 (13,383)
CBOE Volatility Index 5 7/2026 USD 89,753 (2,045)
Hang Seng Index 22 7/2026 HKD 3,204,409 (35,461)
HSCEI 73 7/2026 HKD 3,505,798 (26,113)
IFSC NIFTY 50 Index 92 7/2026 USD 4,416,828 (17,800)
MSCI Singapore Index 142 7/2026 SGD 5,251,393 (9,126)
Natural Gas 5 7/2026 GBP 214,749 9,618
Natural Gas 317 7/2026 USD 10,381,750 160,209
NY Harbor ULSD 43 7/2026 USD 5,831,755 (473,832)
OMXS30 Index 58 7/2026 SEK 1,924,291 33,369
Rapeseed 5 7/2026 EUR 144,325 (4,173)
RBOB Gasoline 90 7/2026 USD 10,942,722 (27,598)
SGX FTSE China A50 Index 667 7/2026 USD 10,347,838 105,330
SGX FTSE Taiwan Index 37 7/2026 USD 5,983,640 56,892

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
WTI Crude Oil 20 7/2026 USD $ 1,390,000 $ (373,270)
100 oz Gold 58 8/2026 USD 23,423,300 (2,292,502)
Feeder Cattle 2 8/2026 USD 364,600 2,085
French Base Electricity 3 8/2026 EUR 153,272 26,110
Italian Base Electricity 1 8/2026 EUR 112,978 3,051
Lean Hogs 65 8/2026 USD 2,553,200 54,847
Live Cattle 46 8/2026 USD 4,460,620 (54,814)
LNG Japan/Korea Marker 1 8/2026 USD 160,740 2,465
Low Sulphur Gasoil 113 8/2026 USD 10,294,300 (498,512)
Phelix De Base Electricity 5 8/2026 EUR 444,769 29,454
Australia 10 Year Bond 89 9/2026 AUD 6,751,444 (1,637)
Australia 3 Year Bond 32 9/2026 AUD 2,315,400 (1,349)
Coffee 'C' 89 9/2026 USD 9,894,019 1,661,563
Copper 15 9/2026 USD 2,345,250 44,998
Corn 58 9/2026 USD 1,208,575 (14,540)
Crude Oil 3 9/2026 USD 209,334 (1,116)
DJIA CBOT E-Mini Index 12 9/2026 USD 3,160,200 39,332
Euro STOXX 50 Index 21 9/2026 EUR 1,525,097 11,384
Euro-Bund 6 9/2026 EUR 871,895 (1,679)
Fcoj-a 1 9/2026 USD 24,787 1,373
FTSE 100 Index 106 9/2026 GBP 14,821,739 45,697
FTSE/JSE Top 40 Index 26 9/2026 ZAR 1,628,778 (33,352)
FTSE/MIB Index 10 9/2026 EUR 2,963,904 (32,255)
Gasoil 1 9/2026 USD 113,579 1,175
Jet Fuel 1 9/2026 USD 112,679 849
KC HRW Wheat 7 9/2026 USD 218,838 1,779
KOSPI 200 Index 5 9/2026 KRW 1,117,440 (3,112)
LME Aluminum Base Metal 136 9/2026 USD 10,493,930 (1,485,906)
LME Copper Base Metal 46 9/2026 USD 15,387,517 (422,825)
LME Lead Base Metal 6 9/2026 USD 280,083 (17,828)
LME Nickel Base Metal 39 9/2026 USD 3,803,909 (587,531)
LME Zinc Base Metal 81 9/2026 USD 7,226,051 7,271
MSCI EAFE Index 34 9/2026 USD 5,347,010 (5,009)
MSCI Emerging Markets Index 47 9/2026 USD 4,129,655 (37,133)
NASDAQ 100 E-Mini Index 5 9/2026 USD 3,052,350 45,022
Nikkei 225 Index 15 9/2026 JPY 6,475,291 370,284
Palladium 2 9/2026 USD 242,180 (21,696)
Phelix De Base Electricity 1 9/2026 EUR 291,951 (11,672)
Robusta Coffee 10 9/2026 USD 365,800 38,380
Russell 2000 E-Mini Index 15 9/2026 USD 2,284,200 16,213
S&P 500 E-Mini Index 536 9/2026 USD 202,293,100 1,448,974
S&P Midcap 400 E-Mini Index 6 9/2026 USD 2,331,000 42,216
S&P/TSX 60 Index 40 9/2026 CAD 11,595,699 (25,638)
Silver 22 9/2026 USD 6,591,420 (543,867)
Sugar No. 11 10 9/2026 USD 165,984 (534)
TOPIX Index 38 9/2026 JPY 9,355,392 123,434
Wheat 51 9/2026 USD 1,502,588 (53,081)
White Sugar 3 9/2026 USD 70,080 1,023
Platinum 2 10/2026 USD 156,580 (18,005)
Rapeseed 3 10/2026 EUR 87,880 (984)
Canola 1 11/2026 CAD 10,369 18
Soybean 194 11/2026 USD 11,094,375 17,139
90-Day Australian Bank Bill 188 12/2026 AUD 128,717,694 6,485
ECX Emission 4 12/2026 EUR 366,363 (2,239)
Soybean Meal 32 12/2026 USD 969,920 (5,009)
Soybean Oil 138 12/2026 USD 5,410,980 (350,339)
UK Allowances Carbon Dioxide Emissions 1 12/2026 GBP 75,157 (297)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month CORRA 52 3/2027 CAD $ 8,938,904 $ (1,529)
3 Month SARON 13 3/2027 CHF 4,021,674 (455)
90-Day Australian Bank Bill 134 3/2027 AUD 91,752,302 2,271
3 Month CORRA 20 6/2027 CAD 3,432,752 (471)
3 Month SARON 7 9/2027 CHF 2,163,351 (99)
90-Day Australian Bank Bill 58 9/2027 AUD 39,726,277 922
3 Month Euro Euribor 16 9/2028 EUR 4,454,083 5,511
3 Month SOFR 1 12/2028 USD 240,500 123
3 Month SONIA 6 12/2028 GBP 1,910,983 3,441
Total of long contracts (3,252,002)
Short Contracts
EURO STOXX 50 Volatility Index (24) 7/2026 EUR (48,263) 4,700
IBEX 35 Index (1) 7/2026 EUR (221,626) (751)
CBOE Volatility Index (15) 8/2026 USD (284,235) 10,794
EURO STOXX 50 Volatility Index (9) 8/2026 EUR (19,487) 1,751
SGX IODEX Iron Ore (19) 8/2026 USD (188,062) (2,032)
Canada 10 Year Bond (69) 9/2026 CAD (5,890,238) (63,302)
CBOE Volatility Index (13) 9/2026 USD (256,179) 9,325
Cocoa (19) 9/2026 USD (964,820) (228,893)
Cocoa (38) 9/2026 GBP (1,923,963) (458,178)
Crude Palm Oil (10) 9/2026 MYR (278,725) 2,978
DAX Index (3) 9/2026 EUR (2,154,030) (11,783)
Euro-Bobl (24) 9/2026 EUR (3,162,625) (8,176)
Euro-BTP (30) 9/2026 EUR (4,091,079) (45,981)
Euro-Buxl (54) 9/2026 EUR (6,835,170) (124,168)
Euro-OAT (63) 9/2026 EUR (8,625,099) (41,862)
Euro-Schatz (340) 9/2026 EUR (41,161,822) (55,681)
Japan 10 Year Bond (22) 9/2026 JPY (17,260,924) (30,432)
LME Aluminum Base Metal (57) 9/2026 USD (4,398,191) 251,478
LME Copper Base Metal (25) 9/2026 USD (8,362,781) 36,760
LME Lead Base Metal (11) 9/2026 USD (513,485) 25,114
LME Nickel Base Metal (57) 9/2026 USD (5,559,559) 532,074
LME Zinc Base Metal (31) 9/2026 USD (2,765,526) (30,128)
Long Gilt (1) 9/2026 GBP (118,346) (1,315)
Milling Wheat No. 2 (7) 9/2026 EUR (80,782) (181)
Red Wheat (11) 9/2026 USD (333,575) 21,649
SPI 200 Index (16) 9/2026 AUD (2,430,425) 30,747
U.S. Treasury 10 Year Note (99) 9/2026 USD (10,868,344) (25,790)
U.S. Treasury 2 Year Note (412) 9/2026 USD (84,910,625) 102,654
U.S. Treasury 5 Year Note (230) 9/2026 USD (24,604,609) 12,359
U.S. Treasury Long Bond (86) 9/2026 USD (9,726,063) (100,474)
U.S. Treasury Ultra Bond (55) 9/2026 USD (6,359,375) (59,175)
CBOE Volatility Index (8) 10/2026 USD (163,484) 5,083
CBOE Volatility Index (4) 11/2026 USD (82,708) 1,966
3 Month Euro Euribor (138) 12/2026 EUR (38,406,614) (57,182)
90-Day New Zealand Bill (30) 12/2026 NZD (16,906,766) (11,075)
Cotton No. 2 (62) 12/2026 USD (2,380,800) 1,419
3 Month Euro Euribor (126) 3/2027 EUR (35,052,512) (59,343)
3 Month SOFR (208) 3/2027 USD (49,896,600) 132,809
3 Month SONIA (51) 3/2027 GBP (16,238,285) (42,624)
90-Day New Zealand Bill (25) 3/2027 NZD (14,081,737) (11,278)
3 Month Euro Euribor (124) 6/2027 EUR (34,496,122) (65,315)
3 Month SARON (1) 6/2027 CHF (309,174) (432)
3 Month SOFR (200) 6/2027 USD (47,955,000) 153,324
3 Month SONIA (44) 6/2027 GBP (14,000,746) (43,270)
90-Day Australian Bank Bill (49) 6/2027 AUD (33,556,124) (2,438)
90-Day New Zealand Bill (24) 6/2027 NZD (13,514,501) (2,397)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month CORRA (202) 9/2027 CAD $ (34,628,063) $ (53,001)
3 Month Euro Euribor (71) 9/2027 EUR (19,756,882) (34,635)
3 Month SOFR (166) 9/2027 USD (39,817,175) 95,953
3 Month SONIA (28) 9/2027 GBP (8,909,101) (29,978)
3 Month CORRA (112) 12/2027 CAD (19,185,898) (20,233)
3 Month Euro Euribor (42) 12/2027 EUR (11,691,369) (18,501)
3 Month SARON (2) 12/2027 CHF (617,915) (413)
3 Month SOFR (121) 12/2027 USD (29,043,025) 112,844
3 Month SONIA (29) 12/2027 GBP (9,231,130) (24,539)
3 Month Euro Euribor (42) 3/2028 EUR (11,693,768) (18,094)
3 Month SOFR (122) 3/2028 USD (29,307,450) 98,239
3 Month SONIA (18) 3/2028 GBP (5,732,055) (10,095)
3 Month Euro Euribor (38) 6/2028 EUR (10,579,533) (13,915)
3 Month SOFR (126) 6/2028 USD (30,287,250) 73,760
3 Month SONIA (17) 6/2028 GBP (5,415,017) (11,570)
3 Month SOFR (124) 9/2028 USD (29,817,350) (7,340)
3 Month SONIA (15) 9/2028 GBP (4,777,956) (9,388)
Total of short contracts (117,578)
Net unrealized depreciation $ (3,369,580)
Forward foreign currency exchange contracts outstanding as of June 30, 2026:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CHF 8,082,250 USD 10,072,304 CITI 9/16/2026 $ 16,522
CHF 8,082,250 USD 10,072,283 JPMC 9/16/2026 16,542
CNY 157,100 USD 23,247 CITI
**
9/16/2026 14
CNY 157,100 USD 23,247 JPMC
**
9/16/2026 14
COP 8,050,000,000 USD 2,127,774 CITI
**
9/16/2026 184,532
COP 8,050,000,001 USD 2,127,769 JPMC
**
9/16/2026 184,537
EUR 9,035,000 USD 10,327,492 CITI 9/16/2026 29,432
EUR 9,035,000 USD 10,327,471 JPMC 9/16/2026 29,453
GBP 2,843,000 USD 3,744,829 CITI 9/16/2026 26,257
GBP 2,843,000 USD 3,744,822 JPMC 9/16/2026 26,264
HUF 114,375,000 USD 365,531 CITI 9/16/2026 754
HUF 114,375,000 USD 365,489 JPMC 9/16/2026 796
INR 295,000,000 USD 3,092,459 CITI
**
9/16/2026 5,274
INR 295,000,000 USD 3,092,452 JPMC
**
9/16/2026 5,280
KRW 450,000,000 USD 291,092 CITI
**
9/16/2026 146
KRW 450,000,000 USD 291,092 JPMC
**
9/16/2026 146
PEN 3,149,000 USD 915,369 CITI
**
9/16/2026 3,023
PEN 3,149,000 USD 915,368 JPMC
**
9/16/2026 3,025
PHP 25,000,000 USD 405,059 CITI
**
9/16/2026 379
PHP 25,000,000 USD 405,058 JPMC
**
9/16/2026 380
TWD 38,525,000 USD 1,204,922 CITI
**
9/16/2026 1,231
TWD 38,525,000 USD 1,204,919 JPMC
**
9/16/2026 1,234
USD 34,075,887 AUD 48,404,500 CITI 9/16/2026 609,539
USD 34,075,955 AUD 48,404,500 JPMC 9/16/2026 609,607
USD 1,936,189 BRL 9,966,500 CITI
**
9/16/2026 41,043
USD 1,936,192 BRL 9,966,500 JPMC
**
9/16/2026 41,047
USD 12,377,035 CAD 17,279,500 CITI 9/16/2026 151,109
USD 12,377,060 CAD 17,279,500 JPMC 9/16/2026 151,134
USD 6,105,705 CHF 4,753,567 CITI 9/16/2026 171,972

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 6,105,725 CHF 4,753,573 JPMC 9/16/2026 $ 171,985
USD 165,006 CLP 150,000,000 CITI
**
9/16/2026 2,141
USD 165,007 CLP 150,000,000 JPMC
**
9/16/2026 2,141
USD 1,633,418 CNY 11,018,500 CITI
**
9/16/2026 1,942
USD 1,633,421 CNY 11,018,500 JPMC
**
9/16/2026 1,945
USD 2,063,517 CZK 43,604,836 CITI 9/16/2026 9,321
USD 2,065,453 CZK 43,645,164 JPMC 9/16/2026 9,358
USD 52,407 DKK 334,500 CITI 9/16/2026 1,062
USD 52,407 DKK 334,500 JPMC 9/16/2026 1,062
USD 19,865,428 EUR 16,955,719 CITI 9/16/2026 428,893
USD 19,865,487 EUR 16,955,719 JPMC 9/16/2026 428,952
USD 18,600,676 GBP 13,897,500 CITI 9/16/2026 166,394
USD 18,600,713 GBP 13,897,500 JPMC 9/16/2026 166,431
USD 164,438 HKD 1,283,000 CITI 9/16/2026 401
USD 164,438 HKD 1,283,000 JPMC 9/16/2026 401
USD 529,735 HUF 165,000,000 CITI 9/16/2026 1,323
USD 529,736 HUF 165,000,000 JPMC 9/16/2026 1,325
USD 2,215,691 IDR 39,500,000,000 CITI
**
9/16/2026 23,520
USD 2,215,695 IDR 39,500,000,000 JPMC
**
9/16/2026 23,524
USD 4,179,376 ILS 12,159,000 CITI 9/16/2026 85,433
USD 4,181,018 ILS 12,159,000 JPMC 9/16/2026 87,075
USD –
(a)
INR 1 CITI
**
9/16/2026 –
USD 42,821,073 JPY 6,735,787,735 CITI 9/16/2026 1,134,077
USD 42,821,159 JPY 6,735,787,735 JPMC 9/16/2026 1,134,163
USD 22,858,833 NOK 217,248,532 CITI 9/16/2026 935,019
USD 22,859,071 NOK 217,251,468 JPMC 9/16/2026 934,961
USD 19,369,039 NZD 33,272,000 CITI 9/16/2026 422,865
USD 19,369,078 NZD 33,272,000 JPMC 9/16/2026 422,903
USD 7,833,367 PLN 29,271,000 CITI 9/16/2026 52,638
USD 7,833,383 PLN 29,271,000 JPMC 9/16/2026 52,653
USD 19,846,135 SEK 185,098,750 CITI 9/16/2026 673,890
USD 19,850,520 SEK 185,098,750 JPMC 9/16/2026 678,274
USD 16,337,444 SGD 20,685,466 CITI 9/16/2026 260,940
USD 16,337,824 SGD 20,685,468 JPMC 9/16/2026 261,319
USD 5,767,153 THB 187,116,668 CITI 9/16/2026 98,258
USD 5,766,940 THB 187,116,668 JPMC 9/16/2026 98,045
ZAR 104,000,000 USD 6,261,482 CITI 9/16/2026 47,755
ZAR 104,000,000 USD 6,261,469 JPMC 9/16/2026 47,767
USD 2,764,717 MXN 48,500,000 CITI 9/17/2026 9,218
USD 2,764,722 MXN 48,500,000 JPMC 9/17/2026 9,224
Total unrealized appreciation 11,199,284
AUD 25,027,000 USD 17,869,639 CITI 9/16/2026 (566,242)
AUD 25,027,000 USD 17,869,603 JPMC 9/16/2026 (566,206)
BRL 3,202,375 USD 621,649 CITI
**
9/16/2026 (12,712)
BRL 3,202,375 USD 621,648 JPMC
**
9/16/2026 (12,712)
CAD 28,729,121 USD 20,984,621 CITI 9/16/2026 (657,636)
CAD 28,729,121 USD 20,984,579 JPMC 9/16/2026 (657,594)
CHF 11,991,317 USD 15,355,559 CITI 9/16/2026 (387,168)
CHF 11,991,323 USD 15,355,548 JPMC 9/16/2026 (387,146)
CLP 393,333,332 USD 437,193 CITI
**
9/16/2026 (10,123)
CLP 393,333,332 USD 437,193 JPMC
**
9/16/2026 (10,123)
CNY 13,099,100 USD 1,945,165 CITI
**
9/16/2026 (5,621)
CNY 13,099,100 USD 1,945,161 JPMC
**
9/16/2026 (5,617)
CZK 17,479,836 USD 836,721 CITI 9/16/2026 (13,257)
CZK 17,520,164 USD 838,650 JPMC 9/16/2026 (13,286)
EUR 41,738,500 USD 48,489,302 CITI 9/16/2026 (643,982)
EUR 41,738,500 USD 48,489,205 JPMC 9/16/2026 (643,885)
GBP 7,264,376 USD 9,744,050 CITI 9/16/2026 (108,247)

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
GBP 7,264,376 USD 9,744,031 JPMC 9/16/2026 $ (108,229)
HUF 190,625,000 USD 615,382 CITI 9/16/2026 (4,908)
HUF 190,625,000 USD 615,380 JPMC 9/16/2026 (4,905)
INR 255,000,000 USD 2,683,184 CITI
**
9/16/2026 (5,483)
INR 255,000,000 USD 2,683,179 JPMC
**
9/16/2026 (5,478)
JPY 8,582,500,000 USD 53,823,775 CITI 9/16/2026 (707,693)
JPY 8,582,500,000 USD 53,823,667 JPMC 9/16/2026 (707,584)
KRW 8,250,000,000 USD 5,482,728 CITI
**
9/16/2026 (143,369)
KRW 8,250,000,000 USD 5,482,717 JPMC
**
9/16/2026 (143,361)
NOK 73,470,283 USD 7,888,926 CITI 9/16/2026 (474,612)
NOK 73,473,219 USD 7,889,525 JPMC 9/16/2026 (474,915)
NZD 1,396,000 USD 820,354 CITI 9/16/2026 (25,425)
NZD 1,396,000 USD 820,352 JPMC 9/16/2026 (25,424)
PHP 75,000,000 USD 1,224,784 CITI
**
9/16/2026 (8,471)
PHP 75,000,000 USD 1,224,781 JPMC
**
9/16/2026 (8,468)
PLN 13,450,776 USD 3,673,170 CITI 9/16/2026 (97,726)
PLN 13,450,776 USD 3,673,171 JPMC 9/16/2026 (97,727)
SEK 2,500,000 USD 267,154 CITI 9/16/2026 (8,208)
SEK 2,500,000 USD 267,169 JPMC 9/16/2026 (8,223)
SGD 2,617,500 USD 2,063,330 CITI 9/16/2026 (29,040)
SGD 2,617,501 USD 2,063,325 JPMC 9/16/2026 (29,033)
TWD 275,173,740 USD 8,681,046 CITI
**
9/16/2026 (65,819)
TWD 275,173,740 USD 8,681,029 JPMC
**
9/16/2026 (65,802)
USD 1,397,563 AUD 2,030,500 CITI 9/16/2026 (6,303)
USD 1,397,566 AUD 2,030,500 JPMC 9/16/2026 (6,300)
USD 6,472,159 CAD 9,166,500 CITI 9/16/2026 (13,500)
USD 6,472,172 CAD 9,166,500 JPMC 9/16/2026 (13,487)
USD 2,155,123 CHF 1,738,000 CITI 9/16/2026 (14,370)
USD 2,155,127 CHF 1,738,000 JPMC 9/16/2026 (14,365)
USD 1,401,492 CNY 9,481,500 CITI
**
9/16/2026 (2,404)
USD 1,401,495 CNY 9,481,500 JPMC
**
9/16/2026 (2,402)
USD 2,888,524 CZK 61,500,000 CITI 9/16/2026 (8,701)
USD 2,888,530 CZK 61,500,000 JPMC 9/16/2026 (8,695)
USD 2,479,079 EUR 2,175,500 CITI 9/16/2026 (14,722)
USD 2,479,084 EUR 2,175,500 JPMC 9/16/2026 (14,717)
USD 20,496,918 GBP 15,507,000 CITI 9/16/2026 (72,279)
USD 20,496,959 GBP 15,507,000 JPMC 9/16/2026 (72,238)
USD 1,637,114 ILS 4,891,000 CITI 9/16/2026 (9,688)
USD 1,637,118 ILS 4,891,000 JPMC 9/16/2026 (9,685)
USD 17,779,597 INR 1,731,698,995 CITI
**
9/16/2026 (404,606)
USD 17,779,632 INR 1,731,698,995 JPMC
**
9/16/2026 (404,570)
USD 5,865,281 NOK 58,250,000 CITI 9/16/2026 (13,065)
USD 5,865,293 NOK 58,250,000 JPMC 9/16/2026 (13,054)
USD 1,716,533 NZD 3,033,000 CITI 9/16/2026 (10,557)
USD 1,716,537 NZD 3,033,000 JPMC 9/16/2026 (10,553)
USD 4,027,659 PHP 250,000,000 CITI
**
9/16/2026 (26,724)
USD 4,027,667 PHP 250,000,000 JPMC
**
9/16/2026 (26,716)
USD 2,680,427 PLN 10,119,000 CITI 9/16/2026 (9,376)
USD 2,680,432 PLN 10,119,000 JPMC 9/16/2026 (9,370)
USD 2,480,552 SEK 24,000,000 CITI 9/16/2026 (5,331)
USD 2,480,557 SEK 24,000,000 JPMC 9/16/2026 (5,326)
USD 420,931 THB 14,000,000 CITI 9/16/2026 (3,213)
USD 420,932 THB 14,000,000 JPMC 9/16/2026 (3,212)
USD 8,439,567 ZAR 140,937,500 CITI 9/16/2026 (110,509)
USD 8,439,390 ZAR 140,937,500 JPMC 9/16/2026 (110,687)
ZAR 13,500,000 USD 823,284 CITI 9/16/2026 (4,297)
ZAR 13,500,000 USD 823,283 JPMC 9/16/2026 (4,295)
MXN 16,968,750 USD 975,610 CITI 9/17/2026 (11,541)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
AQR TREND TOTAL RETURN FUND
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
MXN 16,968,750 USD 975,608 JPMC 9/17/2026 $ (11,539)
Total unrealized depreciation (9,433,857)
Net unrealized appreciation $ 1,765,427
** Non-deliverable forward foreign currency exchange contracts.
(a) Represents less than $0.5.
Total return basket swap contracts outstanding as of June 30, 2026:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the HIBOR
plus or minus a specified
spread (-0.30%), which is
denominated in HKD based
on the local currencies of the
positions within the swap.
25 months
maturity
04/25/2028
$474 $4 $83 $87
Collateral pledged to (received from) each counterparty at June 30, 2026 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
CITG
Cash $ – $ 3,286,198 $ 3,286,198
CITI
Cash (1,323,775) – (1,323,775)
Investment Companies 3,050,208 – 3,050,208
GSCO
Cash – 21,924,075 21,924,075
GSIN
Cash 1,401,716 – 1,401,716
JPMC
Cash (520,553) – (520,553)
JPMS
Cash – 6,657,267 6,657,267
MSCL
Cash – 2,204,249 2,204,249

Consolidated Schedule of Investments
June 30, 2026 (Unaudited)
AQR TREND TOTAL RETURN FUND
The accompanying notes are an integral part of these financial statements.
AQR Funds | Semi-Annual Report | June 2026

Collateral pledged to (received from) each counterparty for the Subsidiary (See Note 2) at June 30, 2026 was as follows:
COUNTERPARTY OVER-THE-COUNTER
EXCHANGE-TRADED/
EXCHANGE-CLEARED TOTAL
GSCO
Cash $ – $ 9,651,806 $ 9,651,806
JPPC
Cash – 135,410 135,410
MSCL
Cash – 6,946,067 6,946,067

Schedule of Investments
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
The accompanying notes are an integral part of these financial statements.
i
Abbreviations
ADR - American Depositary Receipt
CHESS - Clearing House Electronic Subregister System Depository Interest
CVA - Dutch Certification
CVR - Contingent Value Rights
OYJ - Public Limited Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
Currencies
AUD - Australian dollar
BRL - Brazilian real
CAD - Canadian dollar
CHF - Swiss franc
CLP - Chilean peso
CNY - Chinese renminbi
COP - Colombian peso
CZK - Czech Republic koruna
DKK - Danish krone
EUR - Euro
GBP - British pound
HKD - Hong Kong dollar
HUF - Hungarian forint
IDR - Indonesian rupiah
ILS - Israeli shekel
INR - Indian rupee
JPY - Japanese yen
KRW - Korean won
MXN - Mexican peso
MYR - Malaysian ringgit
NOK - Norwegian krone
NZD - New Zealand dollar
PEN - Peruvian Nuevo sol
PHP - Philippine peso
PLN - Poland zloty
SEK - Swedish krona
SGD - Singapore dollar
THB - Thai baht
TWD - New Taiwan dollar
USD - United States dollar
ZAR - South African rand
The following abbreviations are used for counterparty descriptions:
BANA - Bank of America, NA
BARC - Barclays Capital, Inc.
BNPP - BNP Paribas SA
CITG - Citigroup Global Markets, Inc.
CITI - Citibank NA
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
JPPC - J.P. Morgan Securities plc
MLIN - Merrill Lynch International
MSCL - Morgan Stanley & Co. LLC
MSCS - Morgan Stanley Capital Services LLC
MSIP - Morgan Stanley & Co. International plc

Schedule of Investments
AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.89%
Australian Bank-Bill Reference Rate (“BBR”): 4.31%
Australian Overnight Indexed Swap Rate (“AOISR”): 4.35%
Brazilian Interbank Certificate of Deposit (“CDI”): 14.15%
Canadian Overnight Repo Rate Average (“CORRA”): 2.34%
Euro Short-Term Rate (“ESTR”): 2.18%
Federal Funds Floating Rate: 3.63%
Hong Kong Interbank Offered Rate (“HIBOR”): 2.94%
Hong Kong Overnight Index Average (“HONIX”): 3.67%
Mexico Equilibrium Interbank Interest Rate (“TIIE”): 6.77%
1 Day Mexico Equilibrium Interbank Interest Rate (“TIIEOIS”): 6.63%
Norwegian Overnight Weighted Average (“NOWA”): 4.25%
Overnight Bank Funding Rate (“OBFR”): 3.63%
Shekel Interbank Offered Rate (“SHIRON”): 3.75%
Singapore Overnight Rate Average (“SORA”): 1.19%
South African Overnight Index (“ZARONIA”): 6.87%
Sterling Overnight Index Average (“SONIA”): 3.73%
Swiss Average Rate Overnight (“SARON”): -0.04%
Tokyo Overnight Average Rate (“TONAR”): 0.98%
Warsaw Interbank Offered Rate (“WIBOR”): 3.68%

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
AQR
ALTERNATIVE
RISK PREMIA
FUND
*
AQR CVX
FUSION FUND
*
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR
DIVERSIFYING
STRATEGIES
FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 1,314,989,459 $ 73,543,854 $ 2,159,284,537 $ 157,462,919
Investments in securities of affiliated issuers, at cost ............. — — 901,630,937 7,644,492,552
Investments in securities of unaffiliated issuers, at value .......... $ 1,575,315,512 $ 78,349,184 $ 2,188,492,129 $ 157,466,480
Investments in securities of affiliated issuers, at value ............ — — 901,744,992 8,294,002,372
Cash ................................................. 198,171 135,990 3,347,591 —
Cash denominated in foreign currencies
‡
...................... 2,459,869 77,378 14,255,540 —
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 21,086,594 908,328 4,156,021 —
Unrealized appreciation on OTC swaps ....................... 1,440,052 31,058 10,007,627 —
Deposits for securities sold short ............................ 249,349,477 7,614,207 37,719,551 —
Due from brokers ....................................... 3,448,647 406 4,024,154 —
Deposits with brokers for centrally cleared swaps (unamortized upfront premium paid $ 53,966 , $ 53,934 , $ — and $ — , respectively ) ........ 7,812,274 518,676 — —
Deposits with brokers for futures contracts ..................... 79,113,933 6,136,239 2,649,354 —
Variation margin on centrally cleared swaps .................... — 29,285 — —
Variation margin on futures contracts ......................... 727,381 523,252 354,250 —
Receivables:
Securities sold ....................................... 137,672 2,071,943 17,751,671 —
Foreign tax reclaims ................................... 555,992 7,281 1,438 —
Dividends and interest .................................. 2,446,133 138,577 5,852,992 469,386
Capital shares sold .................................... 1,587,485 276,165 13,167,323 44,081,278
Prepaid expenses .......................................
49,324 49,033 54,993 376,602
Total Assets 1,945,728,516 96,867,002 3,203,579,626 8,496,396,118
LIABILITIES:
Securities sold short, at value (proceeds   $ 1,250,294,236 ,
$ 39,583,071 , $ 485,050,192 and $ – , respectively ) ............... 1,204,989,270 37,778,639 467,366,155 —
Due to brokers ......................................... 207,572 110,299 3,203,606 —
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 21,387,286 770,835 1,467,447 —
Unrealized depreciation on OTC swaps ....................... 73,773 2,066 10,795,072 —
Variation margin on centrally cleared swaps .................... 551,334 — — —
Variation margin on futures contracts ......................... 2,034,835 4,672 — —
Payables: – – – –
Securities purchased ................................... 22,934,712 4,882,793 51,519,377 40,055,841
Accrued investment advisory fees ......................... 667,593 15,170 2,160,936 —
Accrued distribution fees—Class N ........................ 11,020 1,873 9,053 65,541
Capital shares redeemed ............................... 1,810,683 — 1,678,093 4,025,438
Dividends and interest payable on securities sold short ......... 1,642,835 55,177 1,203,609 —
Other accrued expenses and liabilities ........................
239,202 77,230 451,375 1,372,909
Total Liabilities 1,256,550,115 43,698,754 539,854,723 45,519,729
Commitments and contingent liabilities
^
Net Assets $ 689,178,401 $ 53,168,248 $ 2,663,724,903 $ 8,450,876,389
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 547,594,931 $ 48,299,955 $ 2,601,579,646 $ 7,818,882,039
Total distributable earnings (loss) ...........................
141,583,470 4,868,293 62,145,257 631,994,350
Net Assets $ 689,178,401 $ 53,168,248 $ 2,663,724,903 $ 8,450,876,389

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
AQR
ALTERNATIVE
RISK PREMIA
FUND
*
AQR CVX
FUSION FUND
*
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR
DIVERSIFYING
STRATEGIES
FUND
NET ASSETS:
Class I ............................................... $ 442,517,048 $ 44,299,648 $ 1,176,238,160 $ 6,651,851,554
Class N ............................................... 58,290,926 8,816,143 44,059,782 316,335,105
Class R6 .............................................. 188,370,427 52,457 1,443,426,961 1,482,689,730
SHARES OUTSTANDING: – – – –
Class I ............................................... 27,537,752 3,518,023 89,058,100 457,196,968
Class N ............................................... 3,657,256 701,757 3,342,648 21,850,135
Class R6 .............................................. 11,661,782 4,158 109,283,621 101,666,701
NET ASSET VALUE: – – – –
Class I ............................................... $ 16.07 $ 12.59 $ 13.21 $ 14.55
Class N ............................................... $ 15.94 $ 12.56 $ 13.18 $ 14.48
Class R6 .............................................. $ 16.15 $ 12.62 $ 13.21 $ 14.58
‡
Cash denominated in foreign currencies, at cost ............... $ 2,460,901 $ 78,760 $ 14,446,619 $ —
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
^ See Note 9 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
AQR EQUITY
MARKET
NEUTRAL FUND
AQR LONG-
SHORT EQUITY
FUND
AQR LSE FUSION
FUND
AQR MACRO
OPPORTUNITIES
FUND
*
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 6,739,321,560 $ 18,808,091,211 $ 63,405,399 $ 988,412,770
Investments in securities of affiliated issuers, at cost ............. 707,319,619 1,779,637,777 — —
Investments in securities of unaffiliated issuers, at value .......... $ 7,557,253,345 $ 20,846,113,545 $ 73,089,713 $ 985,550,873
Investments in securities of affiliated issuers, at value ............ 707,376,133 1,779,666,234 — —
Cash ................................................. 6,283,767 709,681,508 — —
Cash denominated in foreign currencies
‡
...................... 8,600,471 38,547,911 18,649 5,151,307
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 8,051,331 21,568,283 84,755 39,086,889
Unrealized appreciation on OTC swaps ....................... 39 11,075,950 — 2,716,363
Deposits for securities sold short ............................ 1,116,552,537 2,024,274,239 6,516,135 —
Due from brokers ....................................... 330,000 1,586,157 — 120,280
Deposits with brokers for centrally cleared swaps (unamortized upfront premium paid $ — , $ — , $ — and $ 9,793,826 , respectively ) ......... — — — 37,287,574
Deposits with brokers for futures contracts ..................... — 220,791,710 1,277,365 71,844,804
Variation margin on futures contracts ......................... — 17,859,769 148,311 2,173,828
Receivables:
Securities sold ....................................... 3,230,174 10,422,623 9,502,365 18,444,090
Foreign tax reclaims ................................... 2,600,491 7,888,465 23,324 3,188
Dividends and interest .................................. 10,627,677 27,018,404 87,014 1,605,968
Capital shares sold .................................... 622,897 132,580,565 — 1,024
Prepaid expenses .......................................
154,004 316,615 43,372 42,992
Total Assets 9,421,682,866 25,849,391,978 90,791,003 1,164,029,180
LIABILITIES:
Securities sold short, at value (proceeds   $ 6,443,685,723 ,
$ 17,634,832,313 , $ 63,172,662 and $ – , respectively ) ............. 6,441,397,302 17,624,181,796 60,773,243 —
Reverse repurchase agreements, at value (proceeds   $ – , $ – , $ – and
$ 26,754,625 , respectively ) ................................ — — — 26,754,625
Due to custodian ........................................ — — 4,159 5,521,593
Due to brokers ......................................... 3,317,336 51,164 — 5,845,297
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 2,554,379 36,834,417 54,180 32,023,086
Unrealized depreciation on OTC swaps ....................... — 46,267 — 821,665
Variation margin on centrally cleared swaps .................... — — — 1,463,545
Variation margin on futures contracts ......................... — — — 4,594,942
Payables: – – – –
Securities purchased ................................... 84,641,561 153,664,006 10,635,499 47,322,205
Accrued investment advisory fees ......................... 2,661,101 7,332,639 8,603 855,555
Accrued distribution fees—Class N ........................ 26,099 99,743 621 897
Capital shares redeemed ............................... 4,574,923 15,785,225 125 96,722
Dividends and interest payable on securities sold short ......... 12,376,250 31,041,822 112,636 180,684
Other accrued expenses and liabilities ........................
417,588 1,698,597 55,156 255,566
Total Liabilities 6,551,966,539 17,870,735,676 71,644,222 125,736,382
Commitments and contingent liabilities
^
Net Assets $ 2,869,716,327 $ 7,978,656,302 $ 19,146,781 $ 1,038,292,798
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 2,730,227,338 $ 6,724,933,164 $ 18,866,419 $ 1,060,114,435
Total distributable earnings (loss) ...........................
139,488,989 1,253,723,138 280,362 (21,821,637)
Net Assets $ 2,869,716,327 $ 7,978,656,302 $ 19,146,781 $ 1,038,292,798

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
AQR EQUITY
MARKET
NEUTRAL FUND
AQR LONG-
SHORT EQUITY
FUND
AQR LSE FUSION
FUND
AQR MACRO
OPPORTUNITIES
FUND
*
NET ASSETS:
Class I ............................................... $ 1,239,594,673 $ 7,143,751,406 $ 13,098,717 $ 26,627,036
Class N ............................................... 120,594,402 457,781,522 3,017,978 4,022,925
Class R6 .............................................. 1,509,527,252 377,123,374 3,030,086 1,007,642,837
SHARES OUTSTANDING: – – – –
Class I ............................................... 108,875,703 349,930,439 1,141,416 2,739,612
Class N ............................................... 10,855,339 23,107,898 263,401 419,942
Class R6 .............................................. 131,673,614 18,275,537 263,967 103,391,357
NET ASSET VALUE: – – – –
Class I ............................................... $ 11.39 $ 20.41 $ 11.48 $ 9.72
Class N ............................................... $ 11.11 $ 19.81 $ 11.46 $ 9.58
Class R6 .............................................. $ 11.46 $ 20.64 $ 11.48 $ 9.75
‡
Cash denominated in foreign currencies, at cost ............... $ 8,695,981 $ 38,731,713 $ 19,064 $ 5,130,487
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
^ See Note 9 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
AQR MANAGED
FUTURES
STRATEGY
FUND
*
AQR MANAGED
FUTURES
STRATEGY HV
FUND
*
AQR MS FUSION
FUND
AQR MS FUSION
HV FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 4,424,633,259 $ 2,813,553,572 $ 53,014,084 $ 228,727,821
Investments in securities of unaffiliated issuers, at value .......... $ 5,040,007,969 $ 3,071,883,583 $ 61,743,443 $ 256,450,270
Cash ................................................. — — 1,395,488 4,997,946
Cash denominated in foreign currencies
‡
...................... 19,854,779 — 4,370 24,112
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 99,167,192 66,290,326 451,206 2,575,943
Unrealized appreciation on OTC swaps ....................... 3,934,256 2,909,415 21,133 153,097
Deposits for securities sold short ............................ 585,756,905 382,056,377 6,207,855 33,041,356
Due from brokers ....................................... — — 161 29,964
Deposits with brokers for centrally cleared swaps (unamortized upfront premium paid (received) $ (2,581,593) , $ (546,076) , $ 63,456 and
$ 392,671 , respectively ) ................................... 46,023,915 34,343,102 386,178 2,011,340
Deposits with brokers for futures contracts ..................... 189,170,044 141,683,121 2,277,577 7,582,240
Variation margin on centrally cleared swaps .................... 2,845,004 2,307,891 — —
Variation margin on futures contracts ......................... 15,847,388 10,469,893 199,498 474,844
Receivables:
Securities sold ....................................... 18,993,392 24,826,518 2,638,706 14,344,570
Foreign tax reclaims ................................... 1,131,653 686,439 23,806 100,945
Dividends and interest .................................. 5,408,200 3,206,630 97,716 351,156
Capital shares sold .................................... 4,026,853 2,644,226 1,109,511 125,346
Prepaid expenses .......................................
118,942 98,498 45,780 66,032
Total Assets 6,032,286,492 3,743,406,019 76,602,428 322,329,161
LIABILITIES:
Securities sold short, at value (proceeds   $ 2,995,428,195 ,
$ 2,092,909,678 , $ 51,041,545 and $ 239,630,706 , respectively ) ..... 2,676,737,725 2,000,860,571 47,739,886 230,135,657
Reverse repurchase agreements, at value (proceeds   $ – , $ – , $ 304,000
and $ 1,925,625 , respectively ) .............................. — — 304,000 1,925,625
Due to custodian ........................................ 1,197,459 1,447,817 — —
Foreign currency due to custodian, at value .................... — 6,704,601 — —
Due to brokers ......................................... 30,236,136 11,559,289 6,769 200,586
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 80,310,029 54,815,034 367,404 2,004,769
Unrealized depreciation on OTC swaps ....................... 288,010 164,026 8,841 46,322
Variation margin on centrally cleared swaps .................... — — 16,361 93,070
Variation margin on futures contracts ......................... — — — 21,776
Payables: – – – –
Securities purchased ................................... 27,042,194 33,368,849 3,024,522 16,994,726
Accrued investment advisory fees ......................... 2,805,301 1,955,942 4,461 176,590
Accrued distribution fees—Class N ........................ 20,622 9,089 412 2,440
Capital shares redeemed ............................... 7,419,815 1,788,728 293 171,568
Dividends and interest payable on securities sold short ......... 3,950,534 2,785,587 100,268 469,775
Other accrued expenses and liabilities ........................
1,023,739 428,136 56,517 65,339
Total Liabilities 2,831,031,564 2,115,887,669 51,629,734 252,308,243
Commitments and contingent liabilities
^
Net Assets $ 3,201,254,928 $ 1,627,518,350 $ 24,972,694 $ 70,020,918
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 3,675,421,875 $ 1,510,554,805 $ 21,147,288 $ 67,634,741
Total distributable earnings (loss) ...........................
(474,166,947) 116,963,545 3,825,406 2,386,177
Net Assets $ 3,201,254,928 $ 1,627,518,350 $ 24,972,694 $ 70,020,918

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
AQR MANAGED
FUTURES
STRATEGY
FUND
*
AQR MANAGED
FUTURES
STRATEGY HV
FUND
*
AQR MS FUSION
FUND
AQR MS FUSION
HV FUND
NET ASSETS:
Class I ............................................... $ 2,750,342,238 $ 447,177,524 $ 7,688,043 $ 58,869,072
Class N ............................................... 99,570,028 41,719,488 2,134,039 11,097,058
Class R6 .............................................. 351,342,662 1,138,621,338 15,150,612 54,788
SHARES OUTSTANDING: – – – –
Class I ............................................... 263,269,987 41,034,299 634,475 5,170,109
Class N ............................................... 9,643,477 3,809,327 176,478 976,837
Class R6 .............................................. 33,552,923 104,021,572 1,249,050 4,805
NET ASSET VALUE: – – – –
Class I ............................................... $ 10.45 $ 10.90 $ 12.12 $ 11.39
Class N ............................................... $ 10.33 $ 10.95 $ 12.09 $ 11.36
Class R6 .............................................. $ 10.47 $ 10.95 $ 12.13 $ 11.40
‡
Cash denominated in foreign currencies, at cost ............... $ 19,860,294 $ — $ 4,863 $ 24,849
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
^ See Note 9 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
AQR MULTI-
ASSET FUND
*
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
*
AQR TREND
TOTAL RETURN
FUND
*
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 2,000,077,795 $ 745,211,046 $ 4,880,317,679 $ 604,696,593
Investments in securities of affiliated issuers, at cost ............. 540,191,222 686,562,861 530,237,834 —
Investments in securities of unaffiliated issuers, at value .......... $ 2,396,056,976 $ 745,017,128 $ 5,960,546,875 $ 636,778,795
Investments in securities of affiliated issuers, at value ............ 540,208,096 686,653,521 530,286,291 —
Cash ................................................. 4,567,801 4,456 — —
Cash denominated in foreign currencies
‡
...................... 14,675,402 — 12,238,794 88,389
Unrealized appreciation on forward foreign currency exchange contracts .............................................. 54,227,879 — 94,509,575 11,199,284
Unrealized appreciation on OTC swaps ....................... 6,400,118 1,420,024 17,480,769 443,645
Deposits for securities sold short ............................ — — 897,404,650 46,414,053
Due from brokers ....................................... 7,035,268 35,612,071 12,275 1,365,345
Deposits with brokers for centrally cleared swaps (unamortized upfront premium (received) $ — , $ — , $ (1,049,213) and $ (182,133) , respectively ) ........................................... — — 43,073,340 5,591,211
Deposits with brokers for futures contracts ..................... 161,589,082 110,233,466 298,917,933 37,824,030
Variation margin on centrally cleared swaps .................... — — — 323,874
Variation margin on futures contracts ......................... 2,242,166 12,736,168 1,260,176 3,303,251
Receivables:
Securities sold ....................................... 2,705,850 — 510,565 420,747
Foreign tax reclaims ................................... 637,300 — 1,847,180 56,039
Dividends and interest .................................. 5,315,823 2,359,047 8,342,924 883,187
Capital shares sold .................................... 1,398,854 1,887,835 30,452,610 1,058,725
Prepaid expenses .......................................
45,582 163,095 69,356 83,528
Total Assets 3,197,106,197 1,596,086,811 7,896,953,313 745,834,103
LIABILITIES:
Securities sold short, at value (proceeds   $ 353,408,716 , $ – ,
$ 5,294,250,075 and $ 346,806,435 , respectively ) ................ 334,749,106 — 5,128,459,677 340,468,364
Due to custodian ........................................ — — 8,549,898 49,237
Due to brokers ......................................... 11,034,832 114 9,589,900 1,844,328
Unrealized depreciation on forward foreign currency exchange contracts .............................................. 35,132,379 — 103,307,149 9,433,857
Unrealized depreciation on OTC swaps ....................... 4,614,043 11,555,632 3,922,004 28,258
Variation margin on centrally cleared swaps .................... — — 3,115,754 —
Variation margin on futures contracts ......................... 4,950,865 — 22,847,557 —
Payables: – – – –
Securities purchased ................................... 52,592,173 1,592,473 38,052,639 184,327
Accrued investment advisory fees ......................... 1,344,032 1,124,288 2,694,235 339,473
Accrued distribution fees—Class N ........................ 4,418 22,810 20,861 19,022
Capital shares redeemed ............................... 117,688 1,567,583 3,115,340 393,294
Dividends and interest payable on securities sold short ......... 231,103 — 8,119,183 452,081
Other accrued expenses and liabilities ........................
339,945 597,192 540,208 185,737
Total Liabilities 445,110,584 16,460,092 5,332,334,405 353,397,978
Commitments and contingent liabilities
^
Net Assets $ 2,751,995,613 $ 1,579,626,719 $ 2,564,618,908 $ 392,436,125
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 2,388,972,935 $ 1,419,288,079 $ 2,363,038,151 $ 358,059,355
Total distributable earnings (loss) ...........................
363,022,678 160,338,640 201,580,757 34,376,770
Net Assets $ 2,751,995,613 $ 1,579,626,719 $ 2,564,618,908 $ 392,436,125

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
AQR MULTI-
ASSET FUND
*
AQR RISK-
BALANCED
COMMODITIES
STRATEGY
FUND
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
*
AQR TREND
TOTAL RETURN
FUND
*
NET ASSETS:
Class I ............................................... $ 211,588,398 $ 1,166,553,615 $ 1,126,503,831 $ 306,764,106
Class N ............................................... 21,763,521 102,517,037 102,354,223 85,640,701
Class R6 .............................................. 2,518,643,694 310,556,067 1,335,760,854 31,318
SHARES OUTSTANDING: – – – –
Class I ............................................... 16,376,550 114,745,409 116,510,127 16,974,357
Class N ............................................... 1,693,600 10,353,525 10,745,639 4,754,360
Class R6 .............................................. 194,999,034 30,317,520 137,206,027 1,725
NET ASSET VALUE: – – – –
Class I ............................................... $ 12.92 $ 10.17 $ 9.67 $ 18.07
Class N ............................................... $ 12.85 $ 9.90 $ 9.53 $ 18.01
Class R6 .............................................. $ 12.92 $ 10.24 $ 9.74 $ 18.15
‡
Cash denominated in foreign currencies, at cost ............... $ 14,660,548 $ — $ 12,219,671 $ 89,385
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
^ See Note 9 in the Notes to Financial Statements for additional information on potential future recoupment of expenses reimbursed by the Adviser.

Statements of Operations

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
For the Six Months Ended June 30, 2026 (Unaudited)
AQR ALTERNATIVE
RISK PREMIA
FUND
*
AQR CVX FUSION
FUND
*
AQR DIVERSIFIED
ARBITRAGE FUND
AQR DIVERSIFYING
STRATEGIES FUND
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
............................. $ 14,767,510 $ 570,819 $ 374,893 $ 2,501,385
Affiliated issuers ................................ — — 14,271,988 —
Interest income ................................... 1,604,699 181,603 24,283,810 85
Income on securities sold short, net .................... — 24,429 — —
Total Income 16,372,209 776,851 38,930,691 2,501,470
EXPENSES:
Investment advisory fees ............................ 3,087,872 158,996 11,635,910 —
Custody fees ..................................... 14,134 7,780 31,851 70,586
Administration & accounting fees ...................... 67,531 4,380 306,260 163,791
Legal fees ....................................... 6,506 2,213 26,857 53,397
Audit & tax fees ................................... 71,661 65,889 77,234 22,561
Shareholder reporting fees .......................... 17,693 9,791 44,134 123,245
Transfer agent fees ................................ 195,732 28,118 621,807 3,087,205
Trustee fees ..................................... 9,174 3,336 33,991 85,067
Offering costs .................................... — 22,521 — —
Distribution fees—Class N ........................... 40,025 10,144 53,666 356,786
Dividends on securities sold short ..................... 9,202,215 243,598 2,429,631 —
Fees on securities sold short, net ..................... 676,095 — 1,013,862 —
Interest expense .................................. 37,106 511 127,236 —
Recoupment of reimbursement ....................... 4,226 — 2,136 —
Registration fees .................................. 39,665 47,507 40,306 215,880
Other expenses .................................. 17,445 8,276 39,761 96,475
Total Expenses 13,487,080 613,060 16,484,642 4,274,993
Less expense reimbursements ....................... (11,386) (163,409) — —
Net Expenses 13,475,694 449,651 16,484,642 4,274,993
Net Investment Income (Loss) 2,896,515 327,200 22,446,049 (1,773,523)
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers 23,762,725 (689,347) 53,154,005 —
Transactions in investment securities of affiliated issuers .. — — — (552,270)
Settlement of foreign currency and foreign currency
transactions ................................. (174,213) 12,411 226,873 —
Settlement of forward foreign currency exchange contracts 2,610,051 88,224 (1,586,164) —
Expiration or closing of futures contracts .............. 54,445,374 2,700,831 5,447,704 —
Closed short positions in securities .................. (57,811,998) (2,999,925) (25,096,921) —
Expiration or closing of swap contracts ............... 1,425,358 (171,436) 4,753,257 —
Expiration or closing of written option contracts (premium-
style) ....................................... 85,363 5,102 — —
Net realized gain (loss) 24,342,660 (1,054,140) 36,898,754 (552,270)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ............ 63,152,279 2,937,844 30,310,572 —
Investment securities of affiliated issuers ............. — — — 220,677,384
Foreign currency and foreign currency transactions ...... (93,477) (6,644) (178,557) —
Forward foreign currency exchange contracts .......... 2,975,461 176,949 4,036,215 —
Futures contracts ............................... (522,083) (961) (557,319) —
Short positions in securities ........................ (15,610,964) 862,011 (18,216,150) —
Swap contracts ................................. (1,241,891) (105,820) (5,530,270) —
Written option contracts .......................... (35,427) (2,147) — —
Net change in unrealized appreciation (depreciation) 48,623,898 3,861,232 9,864,491 220,677,384
Net realized gain (loss) and net change in unrealized
appreciation (depreciation) 72,966,558 2,807,092 46,763,245 220,125,114
Net increase (decrease) in net assets resulting from
operations $ 75,863,073 $ 3,134,292 $ 69,209,294 $ 218,351,591
†
Net of foreign taxes withheld of ...................... $ 847,154 $ 19,908 $ 20,855 $ —
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
For the Six Months Ended June 30, 2026 (Unaudited)
AQR EQUITY
MARKET NEUTRAL
FUND
AQR LONG-SHORT
EQUITY FUND
AQR LSE FUSION
FUND
AQR MACRO
OPPORTUNITIES
FUND
*
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
............................. $ 83,010,473 $ 209,645,698 $ 871,566 $ 7,960,670
Affiliated issuers ................................ 17,811,112 40,415,369 — —
Interest income ................................... 24,244,917 52,124,442 102,325 6,402,625
Total Income 125,066,502 302,185,509 973,891 14,363,295
EXPENSES:
Investment advisory fees ............................ 17,190,081 43,969,197 209,218 4,321,584
Custody fees ..................................... 34,045 95,255 3,760 40,824
Administration & accounting fees ...................... 412,447 1,053,693 2,843 113,602
Legal fees ....................................... 30,055 74,175 166 8,445
Audit & tax fees ................................... 60,125 61,793 56,380 60,940
Shareholder reporting fees .......................... 44,454 125,046 9,989 11,342
Transfer agent fees ................................ 773,490 3,763,921 20,472 30,982
Trustee fees ..................................... 44,597 109,711 3,272 13,640
Offering costs .................................... — — 4,469 —
Distribution fees—Class N ........................... 205,803 700,705 6,397 4,830
Dividends on securities sold short ..................... 75,894,403 198,659,865 660,614 110,070
Fees on securities sold short, net ..................... 8,776,906 11,965,120 96,410 —
Interest expense .................................. 60,776 212,135 146 77,374
Recoupment of reimbursement ....................... 14,061 — — 117,692
Registration fees .................................. 129,435 257,105 41,829 31,541
Other expenses .................................. 42,190 84,406 6,841 23,054
Total Expenses 103,712,868 261,132,127 1,122,806 4,965,920
Less expense reimbursements ....................... — — (131,396) —
Net Expenses 103,712,868 261,132,127 991,410 4,965,920
Net Investment Income (Loss) 21,353,634 41,053,382 (17,519) 9,397,375
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers 364,525,789 865,926,255 (2,373,887) (1,439,716)
Transactions in investment securities of affiliated issuers .. 45,232 71,483 — —
Settlement of foreign currency and foreign currency
transactions ................................. 72,917 (2,140,264) (417) (1,257,860)
Settlement of forward foreign currency exchange contracts (1,502,120) 18,545,927 15,441 (11,064,067)
Expiration or closing of futures contracts .............. — 239,435,131 1,478,667 (5,054,831)
Closed short positions in securities .................. (547,238,945) (1,290,207,584) (8,926,739) —
Expiration or closing of swap contracts ............... 27 26,890,193 — (11,459,301)
Expiration or closing of written option contracts (premium-
style) ....................................... — — — 139,138
Net realized gain (loss) (184,097,100) (141,478,859) (9,806,935) (30,136,637)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ............ 38,790,258 179,099,573 6,795,792 249,154
Investment securities of affiliated issuers ............. (45,233) (71,483) — —
Foreign currency and foreign currency transactions ...... (81,891) (356,092) (265) 71,766
Forward foreign currency exchange contracts .......... 8,089,748 (23,204,361) 27,408 12,539,535
Futures contracts ............................... — 14,063,029 68,150 (7,453,372)
Short positions in securities ........................ (187,750,076) (368,283,129) 1,249,706 —
Swap contracts ................................. 26 6,973,391 — 3,124,835
Written option contracts .......................... — — — (59,045)
Net change in unrealized appreciation (depreciation) (140,997,168) (191,779,072) 8,140,791 8,472,873
Net realized gain (loss) and net change in unrealized
appreciation (depreciation) (325,094,268) (333,257,931) (1,666,144) (21,663,764)
Net increase (decrease) in net assets resulting from
operations $ (303,740,634) $ (292,204,549) $ (1,683,663) $ (12,266,389)
†
Net of foreign taxes withheld of ...................... $ 6,778,503 $ 16,650,527 $ 60,001 $ 447
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
For the Six Months Ended June 30, 2026 (Unaudited)
AQR MANAGED
FUTURES
STRATEGY FUND
*
AQR MANAGED
FUTURES
STRATEGY HV
FUND
*
AQR MS FUSION
FUND
AQR MS FUSION
HV FUND
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
............................. $ 35,086,007 $ 26,756,743 $ 679,829 $ 2,463,565
Affiliated issuers ................................ 10,935,638 — — —
Interest income ................................... 31,999,518 11,868,909 146,675 309,421
Income on securities sold short, net .................... — 151,293 — —
Total Income 78,021,163 38,776,945 826,504 2,772,986
EXPENSES:
Investment advisory fees ............................ 15,323,091 9,077,834 212,918 1,097,735
Custody fees ..................................... 53,494 38,337 7,000 8,378
Administration & accounting fees ...................... 383,842 164,350 3,035 8,257
Legal fees ....................................... 30,349 12,035 442 320
Audit & tax fees ................................... 72,382 73,173 61,982 61,998
Shareholder reporting fees .......................... 101,738 16,322 9,886 10,909
Transfer agent fees ................................ 1,382,534 211,015 14,544 44,331
Trustee fees ..................................... 40,597 17,798 3,293 3,780
Offering costs .................................... — — 26,328 12,012
Distribution fees—Class N ........................... 111,819 47,282 2,658 16,873
Dividends on securities sold short ..................... 26,636,817 17,304,009 536,699 2,266,232
Fees on securities sold short, net ..................... 1,097,532 — 38,661 145,774
Interest expense .................................. 377,128 121,688 174 2,822
Recoupment of reimbursement ....................... 34,380 209,755 — —
Registration fees .................................. 67,927 44,155 46,026 68,040
Other expenses .................................. 44,087 25,208 11,558 12,998
Total Expenses 45,757,717 27,362,961 975,204 3,760,459
Less expense reimbursements ....................... — — (168,167) (163,027)
Net Expenses 45,757,717 27,362,961 807,037 3,597,432
Net Investment Income (Loss) 32,263,446 11,413,984 19,467 (824,446)
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers 141,699,744 95,756,808 (1,993,219) (8,561,532)
Transactions in investment securities of affiliated issuers .. 260,772 — — —
Settlement of foreign currency and foreign currency
transactions ................................. (4,865,254) (1,868,471) 56,631 (10,631)
Settlement of forward foreign currency exchange contracts 7,952,702 3,603,367 (152,718) (718,904)
Expiration or closing of futures contracts .............. 109,774,979 59,414,737 1,664,447 4,626,385
Closed short positions in securities .................. (363,030,724) (160,921,903) (5,965,541) (23,820,420)
Expiration or closing of swap contracts ............... 15,861,480 6,876,375 (364,580) (1,395,856)
Expiration or closing of written option contracts (premium-
style) ....................................... 506,502 290,830 1,376 10,205
Net realized gain (loss) (91,839,799) 3,151,743 (6,753,604) (29,870,753)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ............ 194,431,168 71,301,386 5,392,464 19,727,335
Foreign currency and foreign currency transactions ...... (279,070) 4,073 (4,441) (13,162)
Forward foreign currency exchange contracts .......... 26,224,437 14,928,909 185,800 972,461
Futures contracts ............................... (54,341,220) (38,952,919) 132,089 586,469
Short positions in securities ........................ 124,632,865 27,909,496 2,253,617 6,873,643
Swap contracts ................................. (6,807,075) (4,413,360) (92,236) (167,924)
Written option contracts .......................... (213,636) (122,384) (1,073) (4,295)
Net change in unrealized appreciation (depreciation) 283,647,469 70,655,201 7,866,220 27,974,527
Net realized gain (loss) and net change in unrealized
appreciation (depreciation) 191,807,670 73,806,944 1,112,616 (1,896,226)
Net increase (decrease) in net assets resulting from
operations $ 224,071,116 $ 85,220,928 $ 1,132,083 $ (2,720,672)
†
Net of foreign taxes withheld of ...................... $ 2,680,867 $ 1,744,433 $ 45,971 $ 178,587
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Operations

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
For the Six Months Ended June 30, 2026 (Unaudited)
AQR MULTI-ASSET
FUND
*
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
*
AQR STYLE
PREMIA
ALTERNATIVE
FUND
*
AQR TREND TOTAL
RETURN FUND
*
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
............................. $ 10,446,277 $ — $ 53,463,275 $ 5,079,926
Affiliated issuers ................................ 7,085,281 13,656,970 11,712,522 —
Interest income ................................... 24,900,644 12,358,154 13,527,702 1,496,302
Income on securities sold short, net .................... — — — 51,607
Total Income 42,432,202 26,015,124 78,703,499 6,627,835
EXPENSES:
Investment advisory fees ............................ 6,922,031 6,193,401 14,373,917 1,305,839
Custody fees ..................................... 40,961 16,895 27,204 17,571
Administration & accounting fees ...................... 303,260 203,509 290,779 32,484
Legal fees ....................................... 21,303 13,789 23,252 1,910
Audit & tax fees ................................... 75,158 59,071 76,555 71,477
Shareholder reporting fees .......................... 16,809 45,438 34,621 10,238
Transfer agent fees ................................ 129,845 663,333 588,203 147,980
Trustee fees ..................................... 31,484 22,104 31,460 5,304
Distribution fees—Class N ........................... 25,789 134,332 109,462 83,254
Dividends on securities sold short ..................... 1,304,837 — 44,781,681 2,160,735
Fees on securities sold short, net ..................... 865,254 — 7,249,628 —
Interest expense .................................. 130,827 39,631 168,844 8,807
Recoupment of reimbursement ....................... 48,249 249,052 91,296 —
Registration fees .................................. 33,696 64,992 59,621 50,277
Tax expense   (Note 3) .............................. — — — 6,149
Other expenses .................................. 33,433 22,209 59,562 8,899
Total Expenses 9,982,936 7,727,756 67,966,085 3,910,924
Less expense reimbursements ....................... — — — (68,458)
Net Expenses 9,982,936 7,727,756 67,966,085 3,842,466
Net Investment Income (Loss) 32,449,266 18,287,368 10,737,414 2,785,369
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers (7,648,143) (79,309) 170,366,523 5,249,290
Transactions in investment securities of affiliated issuers .. — 1,684 15,010 —
Settlement of foreign currency and foreign currency
transactions ................................. (908,942) 138,235 (64,848) (276,075)
Settlement of forward foreign currency exchange contracts 21,150,755 — 15,094,620 1,173,918
Expiration or closing of futures contracts .............. 51,065,085 146,064,941 72,019,037 13,231,913
Closed short positions in securities .................. (63,330,573) — (279,535,909) (18,316,083)
Expiration or closing of swap contracts ............... 9,041,397 45,284,870 8,234,063 (769,587)
Expiration or closing of written option contracts (premium-
style) ....................................... — — 391,499 24,135
Net realized gain (loss) 9,369,579 191,410,421 (13,480,005) 317,511
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ............ 128,095,327 (433,249) 234,310,334 17,102,162
Investment securities of affiliated issuers ............. — (1,683) (15,009) —
Foreign currency and foreign currency transactions ...... 26,510 28,542 (190,481) (28,479)
Forward foreign currency exchange contracts .......... 25,423,883 — 12,278,052 1,971,479
Futures contracts ............................... (11,998,533) (93,822,521) 10,246,698 (4,163,837)
Short positions in securities ........................ (6,090,993) — (8,479,949) 276,828
Swap contracts ................................. 929,087 (9,840,758) (5,174,741) (253,963)
Written option contracts .......................... — — (164,252) (9,662)
Net change in unrealized appreciation (depreciation) 136,385,281 (104,069,669) 242,810,652 14,894,528
Net realized gain (loss) and net change in unrealized
appreciation (depreciation) 145,754,860 87,340,752 229,330,647 15,212,039
Net increase (decrease) in net assets resulting from
operations $ 178,204,126 $ 105,628,120 $ 240,068,061 $ 17,997,408
†
Net of foreign taxes withheld of ...................... $ 787,424 $ — $ 4,169,540 $ 240,432
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA
FUND
*
AQR CVX FUSION FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE PERIOD
06/18/25
**
- 12/31/25
OPERATIONS:
Net investment income (loss) ........................ $ 2,896,515 $ 5,964,343 $ 327,200 $ 212,009
Net realized gain (loss) ............................. 24,342,660 (23,316,936) (1,054,140) 42,246
Net change in unrealized appreciation (depreciation) ....... 48,623,898 81,342,628 3,861,232 2,899,560
Net increase (decrease) in net assets resulting from
operations 75,863,073 63,990,035 3,134,292 3,153,815
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... — (3,051,919) — (579,675)
Class N ...................................... — (192,161) — (613,070)
Class R6 ..................................... — (2,361,532) — (375,824)
Total distributions — (5,605,612) — (1,568,569)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 224,558,512 159,765,365 37,269,248 8,247,335
Reinvestment of distributions ......................... — 3,010,447 — 536,263
Cost of shares redeemed ........................... (41,830,384) (50,867,262) (2,925,266) (810,558)
Net increase (decrease) from capital transactions 182,728,128 111,908,550 34,343,982 7,973,040
CLASS N — — — —
Proceeds from shares sold .......................... 55,113,963 39,684,662 8,531,324 15,626,932
Reinvestment of distributions ......................... — 191,592 — 565,651
Cost of shares redeemed ........................... (20,016,950) (32,708,261) (9,868,089) (7,054,369)
Net increase (decrease) from capital transactions 35,097,013 7,167,993 (1,336,765) 9,138,214
CLASS R6 — — — —
Proceeds from shares sold .......................... 12,994,581 5,961,382 690,000 12,072,949
Reinvestment of distributions ......................... — 2,355,394 — 557
Cost of shares redeemed ........................... (8,046,436) (15,894,987) (5,157,228) (9,276,039)
Net increase (decrease) from capital transactions 4,948,145 (7,578,211) (4,467,228) 2,797,467
Net increase (decrease) in net assets resulting from capital transactions 222,773,286 111,498,332 28,539,989 19,908,721
Total increase (decrease) in net assets 298,636,359 169,882,755 31,674,281 21,493,967
NET ASSETS:
Beginning of period ................................ 390,542,042 220,659,287 21,493,967 —
End of period ................................... $ 689,178,401 $ 390,542,042 $ 53,168,248 $ 21,493,967
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
AQR ALTERNATIVE RISK PREMIA
FUND
*
AQR CVX FUSION FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE PERIOD
06/18/25
**
- 12/31/25
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 15,615,242 6,634,552 711,943 —
Shares sold ..................................... 14,651,394 12,792,418 3,050,258 733,705
Shares issued on reinvestment of distributions ........... — 223,327 — 49,654
Shares redeemed ................................. (2,728,884) (4,035,055) (244,178) (71,416)
Shares outstanding, end of period 27,537,752 15,615,242 3,518,023 711,943
CLASS N
Shares outstanding, beginning of period ................ 1,401,365 876,359 840,799 —
Shares sold ..................................... 3,574,079 3,180,977 706,495 1,411,081
Shares issued on reinvestment of distributions ........... — 14,309 — 52,424
Shares redeemed ................................. (1,318,188) (2,670,280) (845,537) (622,706)
Shares outstanding, end of period 3,657,256 1,401,365 701,757 840,799
CLASS R6
Shares outstanding, beginning of period ................ 11,373,459 11,982,688 383,679 —
Shares sold ..................................... 816,786 472,250 56,862 1,206,387
Shares issued on reinvestment of distributions ........... — 173,958 — 52
Shares redeemed ................................. (528,463) (1,255,437) (436,383) (822,760)
Shares outstanding, end of period 11,661,782 11,373,459 4,158 383,679
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
** Commencement of operations.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
AQR DIVERSIFYING STRATEGIES
FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE YEAR
ENDED DECEMBER
31, 2025
OPERATIONS:
Net investment income (loss) ........................ $ 22,446,049 $ 48,811,934 $ (1,773,523) $ 126,313,841
Net realized gain (loss) ............................. 36,898,754 86,414,459 (552,270) (905,722)
Net change in unrealized appreciation (depreciation) ....... 9,864,491 15,175,357 220,677,384 390,346,507
Net increase (decrease) in net assets resulting from
operations 69,209,294 150,401,750 218,351,591 515,754,626
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... — (23,170,576) — (93,145,584)
Class N ...................................... — (789,722) — (4,279,120)
Class R6 ..................................... — (20,465,870) — (18,720,078)
Total distributions — (44,426,168) — (116,144,782)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 192,448,711 260,775,628 2,825,743,462 3,306,100,544
Reinvestment of distributions ......................... — 17,043,242 — 81,793,571
Cost of shares redeemed ........................... (163,337,885) (490,480,492) (725,018,978) (685,054,595)
Net increase (decrease) from capital transactions 29,110,826 (212,661,622) 2,100,724,484 2,702,839,520
CLASS N — — — —
Proceeds from shares sold .......................... 6,475,582 37,000,302 144,928,449 288,331,548
Reinvestment of distributions ......................... — 746,301 — 4,189,384
Cost of shares redeemed ........................... (6,729,163) (41,845,612) (72,688,836) (158,040,087)
Net increase (decrease) from capital transactions (253,581) (4,099,009) 72,239,613 134,480,845
CLASS R6 — — — —
Proceeds from shares sold .......................... 474,117,211 521,321,496 736,090,310 760,625,663
Reinvestment of distributions ......................... — 15,045,529 — 16,536,229
Cost of shares redeemed ........................... (32,416,310) (325,232,140) (115,919,068) (56,301,102)
Net increase (decrease) from capital transactions 441,700,901 211,134,885 620,171,242 720,860,790
Net increase (decrease) in net assets resulting from capital transactions 470,558,146 (5,625,746) 2,793,135,339 3,558,181,155
Total increase (decrease) in net assets 539,767,440 100,349,836 3,011,486,930 3,957,790,999
NET ASSETS:
Beginning of period ................................ 2,123,957,463 2,023,607,627 5,439,389,459 1,481,598,460
End of period ................................... $ 2,663,724,903 $ 2,123,957,463 $ 8,450,876,389 $ 5,439,389,459
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
AQR DIVERSIFYING STRATEGIES
FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE YEAR
ENDED DECEMBER
31, 2025
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 86,886,811 104,189,014 312,201,963 109,792,988
Shares sold ..................................... 14,759,161 20,640,918 195,069,568 247,342,599
Shares issued on reinvestment of distributions ........... — 1,331,503 — 5,837,544
Shares redeemed ................................. (12,587,872) (39,274,624) (50,074,563) (50,771,168)
Shares outstanding, end of period 89,058,100 86,886,811 457,196,968 312,201,963
CLASS N
Shares outstanding, beginning of period ................ 3,363,373 3,685,698 16,832,731 6,309,053
Shares sold ..................................... 497,485 2,910,993 10,062,535 22,047,657
Shares issued on reinvestment of distributions ........... — 58,350 — 300,058
Shares redeemed ................................. (518,210) (3,291,668) (5,045,131) (11,824,037)
Shares outstanding, end of period 3,342,648 3,363,373 21,850,135 16,832,731
CLASS R6
Shares outstanding, beginning of period ................ 75,477,138 59,184,406 59,031,843 4,281,465
Shares sold ..................................... 36,293,000 41,403,074 50,660,462 57,700,324
Shares issued on reinvestment of distributions ........... — 1,176,351 — 1,178,504
Shares redeemed ................................. (2,486,517) (26,286,693) (8,025,604) (4,128,450)
Shares outstanding, end of period 109,283,621 75,477,138 101,666,701 59,031,843

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
AQR EQUITY MARKET NEUTRAL
FUND AQR LONG-SHORT EQUITY FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE YEAR
ENDED DECEMBER
31, 2025
OPERATIONS:
Net investment income (loss) ........................ $ 21,353,634 $ 32,568,764 $ 41,053,382 $ 75,431,434
Net realized gain (loss) ............................. (184,097,100) (294,126,396) (141,478,859) (190,497,042)
Net change in unrealized appreciation (depreciation) ....... (140,997,168) 698,155,438 (191,779,072) 1,563,675,938
Net increase (decrease) in net assets resulting from
operations (303,740,634) 436,597,806 (292,204,549) 1,448,610,330
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... — (21,512,065) — (120,515,561)
Class N ...................................... — (2,554,785) — (9,607,002)
Class R6 ..................................... — (20,914,449) — (1,189,512)
Total distributions — (44,981,299) — (131,312,075)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 459,908,739 1,554,618,374 2,346,783,373 4,942,095,103
Reinvestment of distributions ......................... — 21,343,148 — 103,839,198
Cost of shares redeemed ........................... (735,371,026) (610,965,502) (2,190,795,878) (1,095,625,055)
Net increase (decrease) from capital transactions (275,462,287) 964,996,020 155,987,495 3,950,309,246
CLASS N — — — —
Proceeds from shares sold .......................... 47,030,103 285,634,796 193,716,619 732,623,411
Reinvestment of distributions ......................... — 2,495,061 — 9,345,508
Cost of shares redeemed ........................... (122,480,800) (184,541,321) (350,826,160) (347,242,975)
Net increase (decrease) from capital transactions (75,450,697) 103,588,536 (157,109,541) 394,725,944
CLASS R6 — — — —
Proceeds from shares sold .......................... 850,459,639 1,212,764,459 382,221,576 102,545,912
Reinvestment of distributions ......................... — 20,743,205 — 608,709
Cost of shares redeemed ........................... (655,795,375) (203,387,535) (78,064,962) (43,950,139)
Net increase (decrease) from capital transactions 194,664,264 1,030,120,129 304,156,614 59,204,482
Net increase (decrease) in net assets resulting from capital transactions (156,248,720) 2,098,704,685 303,034,568 4,404,239,672
Total increase (decrease) in net assets (459,989,354) 2,490,321,192 10,830,019 5,721,537,927
NET ASSETS:
Beginning of period ................................ 3,329,705,681 839,384,489 7,967,826,283 2,246,288,356
End of period ................................... $ 2,869,716,327 $ 3,329,705,681 $ 7,978,656,302 $ 7,967,826,283
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
AQR EQUITY MARKET NEUTRAL
FUND AQR LONG-SHORT EQUITY FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE YEAR
ENDED DECEMBER
31, 2025
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 132,155,652 47,133,857 342,600,234 130,549,699
Shares sold ..................................... 38,586,400 136,610,516 113,024,061 265,702,628
Shares issued on reinvestment of distributions ........... — 1,707,452 — 4,966,007
Shares redeemed ................................. (61,866,349) (53,296,173) (105,693,856) (58,618,100)
Shares outstanding, end of period 108,875,703 132,155,652 349,930,439 342,600,234
CLASS N
Shares outstanding, beginning of period ................ 17,439,754 8,072,370 31,004,580 9,131,878
Shares sold ..................................... 4,002,614 25,652,043 9,570,856 40,459,555
Shares issued on reinvestment of distributions ........... — 204,346 — 459,917
Shares redeemed ................................. (10,587,029) (16,489,005) (17,467,538) (19,046,770)
Shares outstanding, end of period 10,855,339 17,439,754 23,107,898 31,004,580
CLASS R6
Shares outstanding, beginning of period ................ 116,716,555 28,658,967 3,824,027 759,820
Shares sold ..................................... 70,647,977 104,130,500 18,193,072 5,392,978
Shares issued on reinvestment of distributions ........... — 1,648,903 — 28,808
Shares redeemed ................................. (55,690,918) (17,721,815) (3,741,562) (2,357,579)
Shares outstanding, end of period 131,673,614 116,716,555 18,275,537 3,824,027

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
AQR LSE FUSION FUND AQR MACRO OPPORTUNITIES FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE PERIOD
06/25/25
**
- 12/31/25
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE YEAR
ENDED DECEMBER
31, 2025
OPERATIONS:
Net investment income (loss) ........................ $ (17,519) $ (28,959) $ 9,397,375 $ 11,312,820
Net realized gain (loss) ............................. (9,806,935) (2,112,121) (30,136,637) 1,706,496
Net change in unrealized appreciation (depreciation) ....... 8,140,791 4,130,081 8,472,873 (3,072,073)
Net increase (decrease) in net assets resulting from
operations (1,683,663) 1,989,001 (12,266,389) 9,947,243
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... — (15,457) — (408,832)
Class N ...................................... — (7,750) — (26,555)
Class R6 ..................................... — (3,646) — (9,706,940)
Total distributions — (26,853) — (10,142,327)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 10,305,128 22,780,200 4,421,034 17,733,319
Reinvestment of distributions ......................... — 14,171 — 408,269
Cost of shares redeemed ........................... (18,298,904) (1,203,667) (6,104,067) (17,053,461)
Net increase (decrease) from capital transactions (7,993,776) 21,590,704 (1,683,033) 1,088,127
CLASS N — — — —
Proceeds from shares sold .......................... 3,579,097 9,839,815 3,621,973 4,474,603
Reinvestment of distributions ......................... — 6,914 — 26,555
Cost of shares redeemed ........................... (8,270,661) (2,033,391) (1,865,491) (3,616,851)
Net increase (decrease) from capital transactions (4,691,564) 7,813,338 1,756,482 884,307
CLASS R6 — — — —
Proceeds from shares sold .......................... 5,000,000 5,000,000 363,971,253 477,712,723
Reinvestment of distributions ......................... — — — 9,706,701
Cost of shares redeemed ........................... (2,199,980) (5,650,426) (79,269) (9,588,115)
Net increase (decrease) from capital transactions 2,800,020 (650,426) 363,891,984 477,831,309
Net increase (decrease) in net assets resulting from capital transactions (9,885,320) 28,753,616 363,965,433 479,803,743
Total increase (decrease) in net assets (11,568,983) 30,715,764 351,699,044 479,608,659
NET ASSETS:
Beginning of period ................................ 30,715,764 — 686,593,754 206,985,095
End of period ................................... $ 19,146,781 $ 30,715,764 $ 1,038,292,798 $ 686,593,754
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
AQR LSE FUSION FUND AQR MACRO OPPORTUNITIES FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE PERIOD
06/25/25
**
- 12/31/25
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE YEAR
ENDED DECEMBER
31, 2025
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 1,851,926 — 2,911,553 2,821,718
Shares sold ..................................... 910,027 1,953,963 443,851 1,793,780
Shares issued on reinvestment of distributions ........... — 1,192 — 41,947
Shares redeemed ................................. (1,620,537) (103,229) (615,792) (1,745,892)
Shares outstanding, end of period 1,141,416 1,851,926 2,739,612 2,911,553
CLASS N
Shares outstanding, beginning of period ................ 696,590 — 242,947 152,038
Shares sold ..................................... 308,180 875,259 367,111 458,467
Shares issued on reinvestment of distributions ........... — 582 — 2,762
Shares redeemed ................................. (741,369) (179,251) (190,116) (370,320)
Shares outstanding, end of period 263,401 696,590 419,942 242,947
CLASS R6
Shares outstanding, beginning of period ................ 5,036 — 66,897,683 18,691,146
Shares sold ..................................... 447,228 500,000 36,501,598 48,166,222
Shares issued on reinvestment of distributions ........... — — — 995,032
Shares redeemed ................................. (188,297) (494,964) (7,924) (954,717)
Shares outstanding, end of period 263,967 5,036 103,391,357 66,897,683
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
** Commencement of operations.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES
STRATEGY FUND
*
AQR MANAGED FUTURES
STRATEGY HV FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE YEAR
ENDED DECEMBER
31, 2025
OPERATIONS:
Net investment income (loss) ........................ $ 32,263,446 $ 40,642,849 $ 11,413,984 $ 7,482,361
Net realized gain (loss) ............................. (91,839,799) (192,132,717) 3,151,743 (87,267,448)
Net change in unrealized appreciation (depreciation) ....... 283,647,469 439,986,056 70,655,201 204,495,241
Net increase (decrease) in net assets resulting from
operations 224,071,116 288,496,188 85,220,928 124,710,154
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings — — — —
Class I ....................................... — (44,334,995) — (3,206,894)
Class N ...................................... — (1,409,713) — (340,873)
Class R6 ..................................... — (4,516,914) — (11,049,529)
Total — (50,261,622) — (14,597,296)
Return of capital: — — — —
Class I ....................................... — (2,583,159) — (1,152,599)
Class N ....................................... — (95,801) — (96,202)
Class R6 ...................................... — (263,034) — (3,238,344)
Total — (2,941,994) — (4,487,145)
Total distributions — (53,203,616) — (19,084,441)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 911,753,027 1,135,765,430 306,153,496 214,022,486
Reinvestment of distributions ......................... — 36,709,798 — 4,275,440
Cost of shares redeemed ........................... (491,885,269) (576,665,504) (84,708,679) (125,381,872)
Net increase (decrease) from capital transactions 419,867,758 595,809,724 221,444,817 92,916,054
CLASS N — — — —
Proceeds from shares sold .......................... 44,935,234 40,132,571 37,180,955 20,871,453
Reinvestment of distributions ......................... — 1,466,488 — 415,245
Cost of shares redeemed ........................... (26,563,703) (34,061,617) (22,252,085) (8,208,149)
Net increase (decrease) from capital transactions 18,371,531 7,537,442 14,928,870 13,078,549
CLASS R6 — — — —
Proceeds from shares sold .......................... 156,112,254 89,326,077 393,708,474 451,965,415
Reinvestment of distributions ......................... — 2,016,588 — 14,278,805
Cost of shares redeemed ........................... (36,887,359) (58,236,242) (4,558,400) (66,354,190)
Net increase (decrease) from capital transactions 119,224,895 33,106,423 389,150,074 399,890,030
Net increase (decrease) in net assets resulting from capital transactions 557,464,184 636,453,589 625,523,761 505,884,633
Total increase (decrease) in net assets 781,535,300 871,746,161 710,744,689 611,510,346
NET ASSETS:
Beginning of period ................................ 2,419,719,628 1,547,973,467 916,773,661 305,263,315
End of period ................................... $ 3,201,254,928 $ 2,419,719,628 $ 1,627,518,350 $ 916,773,661
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES
STRATEGY FUND
*
AQR MANAGED FUTURES
STRATEGY HV FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE YEAR
ENDED DECEMBER
31, 2025
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 223,050,082 155,966,808 21,178,550 10,570,061
Shares sold ..................................... 87,733,369 126,877,813 27,464,790 23,947,381
Shares issued on reinvestment of distributions ........... — 3,864,573 — 437,885
Shares redeemed ................................. (47,513,464) (63,659,112) (7,609,041) (13,776,777)
Shares outstanding, end of period 263,269,987 223,050,082 41,034,299 21,178,550
CLASS N
Shares outstanding, beginning of period ................ 7,874,570 7,084,138 2,454,070 1,068,004
Shares sold ..................................... 4,359,155 4,472,985 3,347,155 2,259,489
Shares issued on reinvestment of distributions ........... — 155,993 — 42,254
Shares redeemed ................................. (2,590,248) (3,838,546) (1,991,898) (915,677)
Shares outstanding, end of period 9,643,477 7,874,570 3,809,327 2,454,070
CLASS R6
Shares outstanding, beginning of period ................ 21,873,308 18,263,212 69,138,892 24,698,886
Shares sold ..................................... 15,215,725 9,933,790 35,291,717 49,986,873
Shares issued on reinvestment of distributions ........... — 211,865 — 1,456,468
Shares redeemed ................................. (3,536,110) (6,535,559) (409,037) (7,003,335)
Shares outstanding, end of period 33,552,923 21,873,308 104,021,572 69,138,892
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
AQR MS FUSION FUND AQR MS FUSION HV FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE PERIOD
06/25/25
**
- 12/31/25
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE PERIOD
06/25/25
**
- 12/31/25
OPERATIONS:
Net investment income (loss) ........................ $ 19,467 $ 36,447 $ (824,446) $ (350,205)
Net realized gain (loss) ............................. (6,753,604) (1,726,594) (29,870,753) (5,460,413)
Net change in unrealized appreciation (depreciation) ....... 7,866,220 4,492,029 27,974,527 10,806,891
Net increase (decrease) in net assets resulting from
operations 1,132,083 2,801,882 (2,720,672) 4,996,273
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... — (23,358) — —
Class N ...................................... — (6,828) — —
Class R6 ..................................... — (76,765) — —
Total distributions — (106,951) — —
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 4,321,676 5,275,250 35,868,182 37,317,586
Reinvestment of distributions ......................... — 20,719 — —
Cost of shares redeemed ........................... (1,965,072) (345,588) (13,540,165) (1,981,655)
Net increase (decrease) from capital transactions 2,356,604 4,950,381 22,328,017 35,335,931
CLASS N — — — —
Proceeds from shares sold .......................... 1,203,373 8,411,358 7,622,711 16,765,876
Reinvestment of distributions ......................... — 4,676 — —
Cost of shares redeemed ........................... (1,208,840) (6,552,463) (11,926,871) (2,143,984)
Net increase (decrease) from capital transactions (5,467) 1,863,571 (4,304,160) 14,621,892
CLASS R6 — — — —
Proceeds from shares sold .......................... 680,000 20,400,000 — 9,000,000
Reinvestment of distributions ......................... — 2,898 — —
Cost of shares redeemed ........................... (2,652,307) (6,450,000) — (9,236,363)
Net increase (decrease) from capital transactions (1,972,307) 13,952,898 — (236,363)
Net increase (decrease) in net assets resulting from capital transactions 378,830 20,766,850 18,023,857 49,721,460
Total increase (decrease) in net assets 1,510,913 23,461,781 15,303,185 54,717,733
NET ASSETS:
Beginning of period ................................ 23,461,781 — 54,717,733 —
End of period ................................... $ 24,972,694 $ 23,461,781 $ 70,020,918 $ 54,717,733
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
AQR MS FUSION FUND AQR MS FUSION HV FUND
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE PERIOD
06/25/25
**
- 12/31/25
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE PERIOD
06/25/25
**
- 12/31/25
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 453,681 — 3,239,486 —
Shares sold ..................................... 356,612 483,102 3,132,849 3,420,283
Shares issued on reinvestment of distributions ........... — 1,845 — —
Shares redeemed ................................. (175,818) (31,266) (1,202,226) (180,797)
Shares outstanding, end of period 634,475 453,681 5,170,109 3,239,486
CLASS N
Shares outstanding, beginning of period ................ 178,689 — 1,381,594 —
Shares sold ..................................... 104,153 796,398 663,056 1,575,324
Shares issued on reinvestment of distributions ........... — 417 — —
Shares redeemed ................................. (106,364) (618,126) (1,067,813) (193,730)
Shares outstanding, end of period 176,478 178,689 976,837 1,381,594
CLASS R6
Shares outstanding, beginning of period ................ 1,412,936 — 4,805 —
Shares sold ..................................... 60,986 2,027,039 — 900,000
Shares issued on reinvestment of distributions ........... — 258 — —
Shares redeemed ................................. (224,872) (614,361) — (895,195)
Shares outstanding, end of period 1,249,050 1,412,936 4,805 4,805
** Commencement of operations.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
AQR MULTI-ASSET FUND
*
AQR RISK-BALANCED
COMMODITIES STRATEGY FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE YEAR
ENDED DECEMBER
31, 2025
OPERATIONS:
Net investment income (loss) ........................ $ 32,449,266 $ 29,886,410 $ 18,287,368 $ 24,417,551
Net realized gain (loss) ............................. 9,369,579 (36,463,403) 191,410,421 111,709,065
Net change in unrealized appreciation (depreciation) ....... 136,385,281 222,661,220 (104,069,669) 36,367,412
Net increase (decrease) in net assets resulting from
operations 178,204,126 216,084,227 105,628,120 172,494,028
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... — (6,892,804) — (98,294,703)
Class N ...................................... — (668,242) — (10,394,677)
Class R6 ..................................... — (57,421,520) — (31,959,631)
Total — (64,982,566) — (140,649,011)
Return of capital: — — — —
Class I ....................................... — (364,027) — —
Class N ....................................... — (33,173) — —
Class R6 ...................................... — (2,293,513) — —
Total — (2,690,713) — —
Total distributions — (67,673,279) — (140,649,011)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 44,080,662 72,652,585 487,445,161 445,191,852
Reinvestment of distributions ......................... — 5,038,860 — 94,976,481
Cost of shares redeemed ........................... (41,213,892) (58,791,497) (200,866,983) (294,199,041)
Net increase (decrease) from capital transactions 2,866,770 18,899,948 286,578,178 245,969,292
CLASS N — — — —
Proceeds from shares sold .......................... 8,867,685 20,916,749 52,764,130 57,715,177
Reinvestment of distributions ......................... — 672,880 — 10,183,114
Cost of shares redeemed ........................... (8,316,883) (11,277,188) (42,141,729) (30,226,132)
Net increase (decrease) from capital transactions 550,802 10,312,441 10,622,401 37,672,159
CLASS R6 — — — —
Proceeds from shares sold .......................... 742,060,048 1,088,910,090 88,260,495 181,095,918
Reinvestment of distributions ......................... — 59,705,273 — 31,770,637
Cost of shares redeemed ........................... (19,902,670) (84,832,059) (52,554,609) (147,701,909)
Net increase (decrease) from capital transactions 722,157,378 1,063,783,304 35,705,886 65,164,646
Net increase (decrease) in net assets resulting from capital transactions 725,574,950 1,092,995,693 332,906,465 348,806,097
Total increase (decrease) in net assets 903,779,076 1,241,406,641 438,534,585 380,651,114
NET ASSETS:
Beginning of period ................................ 1,848,216,537 606,809,896 1,141,092,134 760,441,020
End of period ................................... $ 2,751,995,613 $ 1,848,216,537 $ 1,579,626,719 $ 1,141,092,134
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
AQR MULTI-ASSET FUND
*
AQR RISK-BALANCED
COMMODITIES STRATEGY FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE YEAR
ENDED DECEMBER
31, 2025
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 16,215,433 14,580,692 87,208,776 60,778,152
Shares sold ..................................... 3,503,337 6,356,705 46,403,887 47,546,254
Shares issued on reinvestment of distributions ........... — 425,757 — 10,241,071
Shares redeemed ................................. (3,342,220) (5,147,721) (18,867,254) (31,356,701)
Shares outstanding, end of period 16,376,550 16,215,433 114,745,409 87,208,776
CLASS N
Shares outstanding, beginning of period ................ 1,649,268 722,744 9,293,965 5,206,872
Shares sold ..................................... 714,105 1,870,167 5,180,121 6,238,208
Shares issued on reinvestment of distributions ........... — 57,090 — 1,125,941
Shares redeemed ................................. (669,773) (1,000,733) (4,120,561) (3,277,056)
Shares outstanding, end of period 1,693,600 1,649,268 10,353,525 9,293,965
CLASS R6
Shares outstanding, beginning of period ................ 137,139,824 42,836,057 26,701,472 21,213,184
Shares sold ..................................... 59,433,777 96,538,829 8,505,198 18,561,992
Shares issued on reinvestment of distributions ........... — 5,048,908 — 3,403,726
Shares redeemed ................................. (1,574,567) (7,283,970) (4,889,150) (16,477,430)
Shares outstanding, end of period 194,999,034 137,139,824 30,317,520 26,701,472
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE
FUND
*
AQR TREND TOTAL RETURN FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE YEAR
ENDED DECEMBER
31, 2025
OPERATIONS:
Net investment income (loss) ........................ $ 10,737,414 $ 23,771,311 $ 2,785,369 $ 1,200,985
Net realized gain (loss) ............................. (13,480,005) (437,393,301) 317,511 (4,272,148)
Net change in unrealized appreciation (depreciation) ....... 242,810,652 615,429,682 14,894,528 16,772,228
Net increase (decrease) in net assets resulting from
operations 240,068,061 201,807,692 17,997,408 13,701,065
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ....................................... — (21,302,016) — (704,923)
Class N ...................................... — (1,807,774) — (347,780)
Class R6 ..................................... — (23,143,546) — (301)
Total distributions — (46,253,336) — (1,053,004)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 292,535,129 408,555,169 257,335,956 79,224,075
Reinvestment of distributions ......................... — 20,716,776 — 704,669
Cost of shares redeemed ........................... (121,890,140) (194,416,775) (35,517,400) (36,235,276)
Net increase (decrease) from capital transactions 170,644,989 234,855,170 221,818,556 43,693,468
CLASS N — — — —
Proceeds from shares sold .......................... 41,658,126 49,002,197 88,399,178 54,803,029
Reinvestment of distributions ......................... — 1,782,436 — 332,768
Cost of shares redeemed ........................... (25,263,653) (30,061,253) (51,089,572) (32,642,824)
Net increase (decrease) from capital transactions 16,394,473 20,723,380 37,309,606 22,492,973
CLASS R6 — — — —
Proceeds from shares sold .......................... 337,532,137 530,985,078 247 —
Reinvestment of distributions ......................... — 22,978,801 — 301
Cost of shares redeemed ........................... (54,114,346) (344,002,326) — (17,082,816)
Net increase (decrease) from capital transactions 283,417,791 209,961,553 247 (17,082,515)
Net increase (decrease) in net assets resulting from capital transactions 470,457,253 465,540,103 259,128,409 49,103,926
Total increase (decrease) in net assets 710,525,314 621,094,459 277,125,817 61,751,987
NET ASSETS:
Beginning of period ................................ 1,854,093,594 1,232,999,135 115,310,308 53,558,321
End of period ................................... $ 2,564,618,908 $ 1,854,093,594 $ 392,436,125 $ 115,310,308
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE
FUND
*
AQR TREND TOTAL RETURN FUND
*
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE YEAR
ENDED DECEMBER
31, 2025
FOR THE SIX
MONTHS ENDED
JUNE 30, 2026
FOR THE YEAR
ENDED DECEMBER
31, 2025
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 98,121,416 70,308,972 4,524,347 1,682,999
Shares sold ..................................... 31,402,887 48,441,103 14,447,455 5,466,182
Shares issued on reinvestment of distributions ........... — 2,420,184 — 45,027
Shares redeemed ................................. (13,014,176) (23,048,843) (1,997,445) (2,669,861)
Shares outstanding, end of period 116,510,127 98,121,416 16,974,357 4,524,347
CLASS N
Shares outstanding, beginning of period ................ 8,977,639 6,531,795 2,657,116 1,086,904
Shares sold ..................................... 4,552,128 5,862,571 5,012,710 3,850,791
Shares issued on reinvestment of distributions ........... — 211,189 — 21,304
Shares redeemed ................................. (2,784,128) (3,627,916) (2,915,466) (2,301,883)
Shares outstanding, end of period 10,745,639 8,977,639 4,754,360 2,657,116
CLASS R6
Shares outstanding, beginning of period ................ 106,671,069 82,177,033 1,711 1,297,044
Shares sold ..................................... 36,422,533 62,669,699 14 —
Shares issued on reinvestment of distributions ........... — 2,668,850 — 19
Shares redeemed ................................. (5,887,575) (40,844,513) — (1,295,352)
Shares outstanding, end of period 137,206,027 106,671,069 1,725 1,711
* Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
AQR
ALTERNATIVE
RISK PREMIA
FUND
**
AQR CVX FUSION
FUND
**
AQR DIVERSIFIED
ARBITRAGE FUND
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ............... $ 75,863,073 $ 3,134,292 $ 69,209,294
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: — — —
Payments to purchase securities .................................... (627,313,360) (27,330,723) (1,516,608,931)
Payments to cover short positions in securities .......................... (380,489,481) (28,857,851) (516,582,480)
Proceeds from sale of securities ..................................... 172,304,758 11,585,428 1,494,393,163
Proceeds from short positions in securities ............................. 885,649,982 48,995,166 586,161,018
Payments to close option contracts written ............................. (130,000) (7,950) —
(Purchases) sales of short-term investments, net ........................ (86,037,295) (25,945,822) (549,118,454)
Realized (gain) loss on investments in securities ........................ (23,762,725) 689,347 (53,154,005)
Realized (gain) loss on short positions in securities ....................... 57,811,998 2,999,925 25,096,921
Realized (gain) loss on option contracts written ......................... (85,363) (5,102) —
Change in unrealized (appreciation) depreciation on investments in securities ... (63,152,279) (2,937,844) (30,310,572)
Change in unrealized (appreciation) depreciation on short positions in securities . 15,610,964 (862,011) 18,216,150
Change in unrealized (appreciation) depreciation on option contracts written .... 35,427 2,147 —
Amortization (accretion) of bond premium (discount) ...................... (1,561,638) (182,100) (16,969,991)
(Increases) decreases in operating assets: – – –
Due from brokers ................................................ 826,325 5,174 50,933,249
Due from Custodian .............................................. — — 4,009,800
Deposits with brokers for futures contracts ............................. (36,200,970) (3,571,114) 375,188
Unrealized appreciation on forward foreign currency exchange contracts ...... (17,364,942) (662,827) (3,900,925)
Unrealized appreciation on OTC swaps ............................... (248,727) (26,718) 1,922,564
Deposits for securities sold short .................................... (201,723,254) (4,658,137) (26,191,331)
Deposits with brokers for centrally cleared swaps ....................... (5,079,511) (352,055) 416,340
Variation margin on centrally cleared swaps ............................ 81,677 (26,204) 3,332
Variation margin on futures contracts ................................. (652,921) (522,165) (103,755)
Foreign tax reclaim .............................................. (85,886) (5,773) 34,086
Dividends and Interest ............................................ (1,005,864) (87,423) 250,713
Due from Investment Adviser ....................................... — 20,696 —
Prepaid expenses ............................................... (11,107) 14,759 (27,923)
Increases (decreases) in operating liabilities – – –
Due to broker ................................................... (70,774) 110,027 (519,258)
Unrealized depreciation on forward foreign currency exchange contracts ...... 14,389,481 485,878 (135,290)
Unrealized depreciation on OTC swaps ............................... (544,894) (6,151) 3,669,321
Variation margin on centrally cleared swaps ............................ 551,334 — —
Variation margin on futures contracts ................................. 473,181 (204,163) (160,900)
Accrued investment advisory fees ................................... 283,375 15,170 379,711
Accrued distribution fees—Class N ................................... 7,023 (121) (266)
Dividends and Interest payable on securities sold short ................... 905,250 30,430 653,458
Other accrued expenses and liabilities ................................ 91,798 606 30,282
Net cash provided by (used in) operating activities $ (220,635,345) $ (28,163,209) $ (458,029,491)
— — —
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES — — —
Proceeds from shares sold ......................................... 291,721,563 46,279,508 667,962,340
Payments on shares redeemed ..................................... (71,519,978) (17,950,583) (201,124,962)
Due to custodian ................................................ — (1,475) —
Net cash provided by (used in) financing activities ....................... $ 220,201,585 $ 28,327,450 $ 466,837,378
Net change in cash and cash denominated in foreign currencies .............. (433,760) 164,241 8,807,887
Cash, beginning of period ......................................... 3,091,800 49,127 8,795,244
Cash, end of period^ ............................................. $ 2,658,040 $ 213,368 $ 17,603,131
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $37,106, $511 and $127,236.
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
AQR EQUITY
MARKET
NEUTRAL FUND
AQR LONG-
SHORT EQUITY
FUND
AQR LSE FUSION
FUND
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ............... $ (303,740,634) $ (292,204,549) $ (1,683,663)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: — — —
Payments to purchase securities .................................... (3,893,242,764) (13,862,755,558) (28,845,836)
Payments to cover short positions in securities .......................... (4,718,468,770) (11,035,132,231) (79,362,711)
Proceeds from sale of securities ..................................... 3,987,961,229 9,638,713,714 49,460,521
Proceeds from short positions in securities ............................. 4,184,328,784 15,412,473,257 55,640,981
(Purchases) sales of short-term investments, net ........................ 1,208,856,416 1,168,054,460 9,642,087
Realized (gain) loss on investments in securities ........................ (364,571,021) (865,997,738) 2,373,887
Realized (gain) loss on short positions in securities ....................... 547,238,945 1,290,207,584 8,926,739
Change in unrealized (appreciation) depreciation on investments in securities ... (38,745,025) (179,028,090) (6,795,792)
Change in unrealized (appreciation) depreciation on short positions in securities . 187,750,076 368,283,129 (1,249,706)
Amortization (accretion) of bond premium (discount) ...................... (24,247,673) (43,816,948) (102,653)
(Increases) decreases in operating assets: – – –
Due from brokers ................................................ (330,000) 3,708,014 —
Deposits with brokers for futures contracts ............................. — (29,409,507) 722,588
Unrealized appreciation on forward foreign currency exchange contracts ...... (6,757,559) (5,379,011) (80,365)
Unrealized appreciation on OTC swaps ............................... (26) (6,944,394) —
Deposits for securities sold short .................................... (598,020,512) (1,031,094,010) 1,473,460
Variation margin on futures contracts ................................. — (17,859,769) (148,311)
Foreign tax reclaim .............................................. (1,397,749) (3,797,885) (19,358)
Dividends and Interest ............................................ (243,255) (7,384,169) (7,506)
Prepaid expenses ............................................... (73,106) (136,344) (6,006)
Increases (decreases) in operating liabilities – – –
Due to broker ................................................... 3,317,196 (4,016,299) —
Unrealized depreciation on forward foreign currency exchange contracts ...... (1,332,189) 28,583,372 52,957
Unrealized depreciation on OTC swaps ............................... — (28,997) —
Variation margin on futures contracts ................................. — (18,078,228) (240,094)
Accrued investment advisory fees ................................... (231,257) 267,777 1,468
Accrued distribution fees—Class N ................................... (17,356) (25,202) (676)
Dividends and Interest payable on securities sold short ................... 1,830,721 9,114,232 23,281
Other accrued expenses and liabilities ................................ (132,027) 134,874 (5,093)
Net cash provided by (used in) operating activities $ 169,732,444 $ 516,451,484 $ 9,770,199
— — —
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES — — —
Proceeds from shares sold ......................................... 1,366,718,819 2,817,839,797 19,008,356
Payments on shares redeemed ..................................... (1,529,001,671) (2,610,207,766) (28,769,420)
Due to custodian ................................................ — — 2,426
Net cash provided by (used in) financing activities ....................... $ (162,282,852) $ 207,632,031 $ (9,758,638)
Net change in cash and cash denominated in foreign currencies .............. 7,449,592 724,083,515 11,561
Cash, beginning of period ......................................... 7,434,646 24,145,904 7,088
Cash, end of period^ ............................................. $ 14,884,238 $ 748,229,419 $ 18,649
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $60,776, $212,135 and $146.

Statements of Cash Flows

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
AQR MANAGED
FUTURES
STRATEGY FUND
**
AQR MANAGED
FUTURES
STRATEGY HV
FUND
**
AQR MS FUSION
FUND
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ...............
$ 224,071,116
$ 85,220,928
$ 1,132,083
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
—
—
—
Payments to purchase securities ....................................
(2,271,133,664)
(1,898,391,841)
(24,694,679)
Payments to cover short positions in securities ..........................
(3,619,316,796)
(1,825,706,920)
(44,133,025)
Proceeds from sale of securities .....................................
2,259,931,741
1,414,741,675
22,369,532
Proceeds from short positions in securities .............................
3,787,583,167
2,328,890,948
46,230,056
Payments to close option contracts written .............................
(792,200)
(453,150)
(5,150)
(Purchases) sales of short-term investments, net ........................
(315,121,616)
(434,403,983)
3,644,923
(Purchases) maturities of repurchase agreements, net ....................
—
—
(102,125)
Realized (gain) loss on investments in securities ........................
(141,960,516)
(95,756,808)
1,993,219
Realized (gain) loss on short positions in securities .......................
363,030,724
160,921,903
5,965,541
Realized (gain) loss on option contracts written .........................
(506,502)
(290,830)
(1,376)
Change in unrealized (appreciation) depreciation on investments in securities ...
(194,431,168)
(71,301,386)
(5,392,464)
Change in unrealized (appreciation) depreciation on short positions in securities .
(124,632,865)
(27,909,496)
(2,253,617)
Change in unrealized (appreciation) depreciation on option contracts written ....
213,636
122,384
1,073
Amortization (accretion) of bond premium (discount) ......................
(32,042,200)
(11,901,700)
(146,050)
(Increases) decreases in operating assets:
–
–
–
Due from brokers ................................................
—
—
2,433
Deposits with brokers for futures contracts .............................
(28,661,343)
(47,795,027)
(89,853)
Unrealized appreciation on forward foreign currency exchange contracts ......
(61,421,461)
(44,902,241)
(223,717)
Unrealized appreciation on OTC swaps ...............................
(1,347,436)
(1,356,219)
(7,232)
Deposits for securities sold short ....................................
(404,374,275)
(148,968,997)
(2,049,601)
Deposits with brokers for centrally cleared swaps .......................
(20,365,458)
(19,600,306)
(138,915)
Variation margin on centrally cleared swaps ............................
(2,283,934)
(1,995,261)
4,007
Variation margin on futures contracts .................................
(14,420,364)
(9,734,675)
(192,241)
Foreign tax reclaim ..............................................
(539,006)
(372,574)
(19,475)
Dividends and Interest ............................................
(1,413,548)
(697,980)
(24,983)
Due from Investment Adviser .......................................
—
—
1,427
Prepaid expenses ...............................................
(88,082)
(60,821)
20,413
Increases (decreases) in operating liabilities
–
–
–
Due to broker ...................................................
27,437,854
10,701,579
6,377
Unrealized depreciation on forward foreign currency exchange contracts ......
35,197,024
29,973,332
37,917
Unrealized depreciation on OTC swaps ...............................
(969,883)
(513,833)
(2,081)
Variation margin on centrally cleared swaps ............................
—
—
16,361
Variation margin on futures contracts .................................
(13,059,316)
(7,961,995)
(182,844)
Accrued investment advisory fees ...................................
690,938
816,588
4,461
Accrued distribution fees—Class N ...................................
5,189
4,401
30
Dividends and Interest payable on securities sold short ...................
240,449
714,875
26,548
Other accrued expenses and liabilities ................................
489,144
284,916
(8,558)
Net cash provided by (used in) operating activities
$ (549,990,651)
$ (617,682,514)
$ 1,788,415
—
—
—
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
—
—
—
Proceeds from shares sold .........................................
1,112,741,844
736,345,102
5,105,138
Net change in reverse repurchase agreements ..........................
—
—
304,000
Payments on shares redeemed .....................................
(548,508,528)
(129,109,277)
(5,825,926)
Due to custodian ................................................
1,197,459
1,430,569
(1,760)
Foreign currency due to custodian ...................................
—
6,704,601
—
Net cash provided by (used in) financing activities .......................
$ 565,430,775
$ 615,370,995
$ (418,548)
Net change in cash and cash denominated in foreign currencies ..............
15,440,124
(2,311,519)
1,369,867
Cash, beginning of period .........................................
4,414,655
2,311,519
29,991
Cash, end of period^ .............................................
$ 19,854,779
$ —
$ 1,399,858
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $377,128, $121,688 and $174.
**
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
AQR MS FUSION
HV FUND
AQR MULTI-
ASSET FUND
**
AQR STYLE
PREMIA
ALTERNATIVE
FUND
**
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ............... $ (2,720,672) $ 178,204,126 $ 240,068,061
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities: — — —
Payments to purchase securities .................................... (167,910,231) (1,217,272,475) (2,468,901,667)
Payments to cover short positions in securities .......................... (153,036,191) (334,992,656) (1,873,717,796)
Proceeds from sale of securities ..................................... 72,902,716 935,318,177 1,167,483,559
Proceeds from short positions in securities ............................. 242,944,004 378,453,514 3,499,016,427
Payments to close option contracts written ............................. (15,900) — (607,000)
(Purchases) sales of short-term investments, net ........................ 12,484,780 (520,020,364) 100,301,688
(Purchases) maturities of repurchase agreements, net .................... (612,750) — —
Realized (gain) loss on investments in securities ........................ 8,561,532 7,648,143 (170,381,533)
Realized (gain) loss on short positions in securities ....................... 23,820,420 63,330,573 279,535,909
Realized (gain) loss on option contracts written ......................... (10,205) — (391,499)
Change in unrealized (appreciation) depreciation on investments in securities ... (19,727,335) (128,095,327) (234,295,325)
Change in unrealized (appreciation) depreciation on short positions in securities . (6,873,643) 6,090,993 8,479,949
Change in unrealized (appreciation) depreciation on option contracts written .... 4,295 — 164,252
Amortization (accretion) of bond premium (discount) ...................... (308,551) (20,482,867) (13,548,447)
(Increases) decreases in operating assets: – – –
Due from brokers ................................................ (29,015) (7,035,268) 4,938,190
Deposits with brokers for futures contracts ............................. (1,566,065) (54,031,244) (94,401,831)
Unrealized appreciation on forward foreign currency exchange contracts ...... (1,648,622) (40,303,690) (76,627,967)
Unrealized appreciation on OTC swaps ............................... (95,364) (5,023,890) (5,148,233)
Deposits for securities sold short .................................... (20,570,479) — (897,404,650)
Deposits with brokers for centrally cleared swaps ....................... (1,038,101) — (23,614,760)
Variation margin on centrally cleared swaps ............................ 6,039 — 617,283
Variation margin on futures contracts ................................. (449,956) (1,905,207) 8,631,078
Foreign tax reclaim .............................................. (91,126) (276,591) (587,261)
Dividends and Interest ............................................ (162,971) (1,500,676) (2,412,753)
Prepaid expenses ............................................... 16,180 (13,769) (7,763)
Increases (decreases) in operating liabilities – – –
Due to broker ................................................... (84,347) 9,862,722 4,097,606
Unrealized depreciation on forward foreign currency exchange contracts ...... 676,161 14,879,807 64,349,915
Unrealized depreciation on OTC swaps ............................... 10,194 4,094,803 (1,328,785)
Variation margin on centrally cleared swaps ............................ 93,070 — 3,115,754
Variation margin on futures contracts ................................. (477,592) (3,147,648) 22,847,557
Accrued investment advisory fees ................................... 69,084 436,260 655,701
Accrued distribution fees—Class N ................................... (656) 287 4,608
Dividends and Interest payable on securities sold short ................... 250,220 11,493 3,197,785
Other accrued expenses and liabilities ................................ (6,113) 24,010 267,036
Net cash provided by (used in) operating activities $ (15,597,190) $ (735,746,764) $ (455,604,912)
— — —
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES — — —
Proceeds from shares sold ......................................... 43,961,673 818,360,851 648,258,307
Net change in reverse repurchase agreements .......................... 1,925,625 — —
Payments on shares redeemed ..................................... (25,302,174) (69,391,855) (198,888,312)
Due to custodian ................................................ (4,748) — 8,549,898
Net cash provided by (used in) financing activities ....................... $ 20,580,376 $ 748,968,996 $ 457,919,893
Net change in cash and cash denominated in foreign currencies .............. 4,983,186 13,222,232 2,314,981
Cash, beginning of period ......................................... 38,872 6,020,971 9,923,813
Cash, end of period^ ............................................. $ 5,022,058 $ 19,243,203 $ 12,238,794
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $2,822, $130,827 and $168,844.
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
AQR TREND
TOTAL RETURN
FUND
**
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations ................................................. $ 17,997,408
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in)
operating activities: —
Payments to purchase securities ...................................................................... (384,914,141)
Payments to cover short positions in securities ............................................................ (217,208,699)
Proceeds from sale of securities ....................................................................... 169,512,342
Proceeds from short positions in securities ............................................................... 435,132,116
Payments to close option contracts written ............................................................... (34,600)
(Purchases) sales of short-term investments, net .......................................................... (215,590,832)
Realized (gain) loss on investments in securities .......................................................... (5,249,290)
Realized (gain) loss on short positions in securities ......................................................... 18,316,083
Realized (gain) loss on option contracts written ........................................................... (24,135)
Change in unrealized (appreciation) depreciation on investments in securities ..................................... (17,102,162)
Change in unrealized (appreciation) depreciation on short positions in securities ................................... (276,828)
Change in unrealized (appreciation) depreciation on option contracts written ...................................... 9,662
Amortization (accretion) of bond premium (discount) ........................................................ (1,467,303)
(Increases) decreases in operating assets: –
Due from brokers .................................................................................. 2,625,757
Deposits with brokers for futures contracts ............................................................... (26,393,022)
Unrealized appreciation on forward foreign currency exchange contracts ........................................ (9,532,648)
Unrealized appreciation on OTC swaps ................................................................. (331,727)
Deposits for securities sold short ...................................................................... (25,018,830)
Deposits with brokers for centrally cleared swaps ......................................................... (4,443,125)
Variation margin on centrally cleared swaps .............................................................. (300,151)
Variation margin on futures contracts ................................................................... (3,287,106)
Foreign tax reclaim ................................................................................ (34,899)
Dividends and Interest .............................................................................. (509,318)
Prepaid expenses ................................................................................. (35,303)
Increases (decreases) in operating liabilities –
Due to broker ..................................................................................... 1,844,328
Unrealized depreciation on forward foreign currency exchange contracts ........................................ 7,561,169
Unrealized depreciation on OTC swaps ................................................................. (24,086)
Variation margin on futures contracts ................................................................... (1,239,737)
Accrued investment advisory fees ..................................................................... 265,190
Accrued distribution fees—Class N ..................................................................... 10,350
Dividends and Interest payable on securities sold short ..................................................... 291,894
Other accrued expenses and liabilities .................................................................. 89,260
Net cash provided by (used in) operating activities $ (259,362,383)
—
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES —
Proceeds from shares sold ........................................................................... 345,712,445
Payments on shares redeemed ....................................................................... (86,375,604)
Due to custodian .................................................................................. 47,035
Net cash provided by (used in) financing activities ......................................................... $ 259,383,876
Net change in cash and cash denominated in foreign currencies ................................................ 21,493
Cash, beginning of period ........................................................................... 66,896
Cash, end of period^ ............................................................................... $ 88,389
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of $8,807.
** Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

Statements of Cash Flows

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
^ The following is a reconciliation of cash and cash denominated in foreign currencies reported on the Statements of Assets and Liabilities that sum to the total of the same such amounts disclosed on the Statements of Cash Flows:
FUND CASH
CASH
DENOMINATED
IN FOREIGN
CURRENCIES
TOTAL CASH
AND CASH
DENOMINATED
IN FOREIGN
CURRENCIES
AQR Alternative Risk Premia Fund ......................................... $ 198,171 $ 2,459,869 $ 2,658,040
AQR CVX Fusion Fund .................................................. 135,990 77,378 213,368
AQR Diversified Arbitrage Fund ............................................ 3,347,591 14,255,540 17,603,131
AQR Equity Market Neutral Fund .......................................... 6,283,767 8,600,471 14,884,238
AQR Long-Short Equity Fund ............................................. 709,681,508 38,547,911 748,229,419
AQR LSE Fusion Fund .................................................. — 18,649 18,649
AQR Managed Futures Strategy Fund ....................................... — 19,854,779 19,854,779
AQR MS Fusion Fund ................................................... 1,395,488 4,370 1,399,858
AQR MS Fusion HV Fund ................................................ 4,997,946 24,112 5,022,058
AQR Multi-Asset Fund .................................................. 4,567,801 14,675,402 19,243,203
AQR Style Premia Alternative Fund ......................................... — 12,238,794 12,238,794
AQR Trend Total Return Fund ............................................. — 88,389 88,389

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2026 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
1, *
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR ALTERNATIVE RISK PREMIA FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2026 $ 13.74 0 .09 2 .24 2 .33 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 11.29 0 .23 2 .42 2 .65 ( 0 .20 ) — — ( 0 .20 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.75 0 .28 1 .51 1 .79 ( 0 .25 ) — — ( 0 .25 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 9.47 0 .34 0 .38 0 .72 ( 0 .44 ) — — ( 0 .44 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.56 0 .08 1 .83 1 .91 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.89 ( 0 .05 ) 1 .03 0 .98 ( 0 .31 ) — — ( 0 .31 )
AQR ALTERNATIVE RISK PREMIA FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2026 $ 13.64 0 .07 2 .23 2 .30 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 11.20 0 .25 2 .35 2 .60 ( 0 .16 ) — — ( 0 .16 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.67 0 .29 1 .47 1 .76 ( 0 .23 ) — — ( 0 .23 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 9.40 0 .31 0 .38 0 .69 ( 0 .42 ) — — ( 0 .42 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.53 0 .05 1 .82 1 .87 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.86 ( 0 .06 ) 1 .02 0 .96 ( 0 .29 ) — — ( 0 .29 )
AQR ALTERNATIVE RISK PREMIA FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2026 $ 13.80 0 .08 2 .27 2 .35 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 11.34 0 .26 2 .41 2 .67 ( 0 .21 ) — — ( 0 .21 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.78 0 .32 1 .50 1 .82 ( 0 .26 ) — — ( 0 .26 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 9.51 0 .35 0 .37 0 .72 ( 0 .45 ) — — ( 0 .45 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.58 0 .09 1 .84 1 .93 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.91 ( 0 .03 ) 1 .02 0 .99 ( 0 .32 ) — — ( 0 .32 )
AQR CVX FUSION FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2026 $ 11.10 0 .12 1 .37 1 .49 — — — —
FOR THE PERIOD 06/18/25
6
-12/31/25 $ 10.00 0 .13 1 .84 1 .97 ( 0 .12 ) ( 0 .75 ) — ( 0 .87 )
AQR CVX FUSION FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2026 $ 11.09 0 .10 1 .37 1 .47 — — — —
FOR THE PERIOD 06/18/25
6
-12/31/25 $ 10.00 0 .11 1 .84 1 .95 ( 0 .11 ) ( 0 .75 ) — ( 0 .86 )
AQR CVX FUSION FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2026 $ 11.11 0 .10 1 .41 1 .51 — — — —
FOR THE PERIOD 06/18/25
6
-12/31/25 $ 10.00 0 .13 1 .85 1 .98 ( 0 .12 ) ( 0 .75 ) — ( 0 .87 )

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2026 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:
*
Net
Asset
Value,
End of
Period
Total
Return
2, 3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 16.07 16.96% $ 442,517 5.26% 5.26% 1.40% 1.16% 117%
$ 13.74 23.49% $ 214,480 5.02% 4.97% 1.40% 1.78% 199%
$ 11.29 18.40% $ 74,933 5.12% 5.01% 1.40% 2.49% 197%
$ 9.75 7.53% $ 53,905 4.90% 4.74% 1.40% 3.44% 158%
$ 9.47 25.26% $ 54,627 3.30% 3.12% 1.40% 0.91% 262%
$ 7.56 14.25% $ 46,808 3.09% 2.79% 1.40% (0.62)% 179%
$ 15.94 16.86% $ 58,291 5.53% 5.53% 1.67% 0.89% 117%
$ 13.64 23.19% $ 19,115 5.28% 5.23% 1.66% 2.01% 199%
$ 11.20 18.20% $ 9,818 5.39% 5.26% 1.65% 2.54% 197%
$ 9.67 7.24% $ 6,464 5.14% 4.99% 1.65% 3.18% 158%
$ 9.40 24.83% $ 5,926 3.56% 3.37% 1.65% 0.58% 262%
$ 7.53 14.03% $ 7,422 3.35% 3.04% 1.65% (0.78)% 179%
$ 16.15 17.03% $ 188,370 5.16% 5.16% 1.30% 1.12% 117%
$ 13.80 23.56% $ 156,947 4.93% 4.88% 1.31% 2.06% 199%
$ 11.34 18.67% $ 135,908 5.04% 4.91% 1.30% 2.81% 197%
$ 9.78 7.49% $ 109,778 4.80% 4.64% 1.30% 3.54% 158%
$ 9.51 25.46% $ 101,094 3.21% 3.02% 1.30% 1.08% 262%
$ 7.58 14.31% $ 82,522 3.00% 2.69% 1.30% (0.43)% 179%
$ 12.59 13.42% $ 44,300 3.49% 2.64% 1.18% 2.07% 285%
$ 11.10 19.92% $ 7,905 3.68%
7
2.31% 1.15% 2.10% 317%
$ 12.56 13.26% $ 8,816 3.89% 2.88% 1.42% 1.67% 285%
$ 11.09 19.70% $ 9,327 3.95%
7
2.57% 1.41% 1.88% 317%
$ 12.62 13.59% $ 52 3.74% 2.51% 1.05% 1.83% 285%
$ 11.11 20.06% $ 4,262 3.94%
7
2.21% 1.05% 2.25% 317%

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2026 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
1, *
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR DIVERSIFIED ARBITRAGE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2026 $ 12.82 0 .12 0 .27 0 .39 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 12.12 0 .31 0 .66 0 .97 ( 0 .27 ) — — ( 0 .27 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.89 0 .37 0 .01
8
0 .38 ( 0 .15 ) — — ( 0 .15 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.69 0 .40 0 .13 0 .53 ( 0 .33 ) — — ( 0 .33 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.10 0 .08
9
( 0 .48 ) ( 0 .40 ) ( 0 .01 ) — — ( 0 .01 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.46 ( 0 .12 ) 0 .84 0 .72 ( 0 .08 ) — — ( 0 .08 )
AQR DIVERSIFIED ARBITRAGE FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2026 $ 12.81 0 .10 0 .27 0 .37 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 12.11 0 .28 0 .66 0 .94 ( 0 .24 ) — — ( 0 .24 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.88 0 .34 0 .01
8
0 .35 ( 0 .12 ) — — ( 0 .12 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.68 0 .36 0 .13 0 .49 ( 0 .29 ) — — ( 0 .29 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.12 0 .07
9
( 0 .50 ) ( 0 .43 ) ( 0 .01 ) — — ( 0 .01 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.48 ( 0 .15 ) 0 .84 0 .69 ( 0 .05 ) — — ( 0 .05 )
AQR DIVERSIFIED ARBITRAGE FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2026 $ 12.81 0 .13 0 .27 0 .40 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 12.11 0 .32 0 .66 0 .98 ( 0 .28 ) — — ( 0 .28 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.89 0 .39 ( 0 .01 )
8
0 .38 ( 0 .16 ) — — ( 0 .16 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.69 0 .41 0 .13 0 .54 ( 0 .34 ) — — ( 0 .34 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.08 0 .10
9
( 0 .48 ) ( 0 .38 ) ( 0 .01 ) — — ( 0 .01 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 11.44 ( 0 .11 ) 0 .84 0 .73 ( 0 .09 ) — — ( 0 .09 )
AQR DIVERSIFYING STRATEGIES FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2026 $ 14.01 ( 0 .00 )
10
0 .54 0 .54 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 12.31 0 .48 1 .53 2 .01 ( 0 .31 ) — — ( 0 .31 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.22 0 .57 0 .91 1 .48 ( 0 .39 ) (0.00)
10
— ( 0 .39 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.47 1 .66 ( 0 .64 ) 1 .02 ( 1 .25 ) ( 0 .02 ) — ( 1 .27 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.82 1 .43 0 .17
8
1 .60 ( 0 .93 ) ( 0 .02 ) — ( 0 .95 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0 .57 0 .54 1 .11 ( 0 .51 ) ( 0 .15 ) — ( 0 .66 )
AQR DIVERSIFYING STRATEGIES FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2026 $ 13.96 ( 0 .02 ) 0 .54 0 .52 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 12.26 0 .32 1 .66 1 .98 ( 0 .28 ) — — ( 0 .28 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.18 0 .45 1 .00 1 .45 ( 0 .37 ) (0.00)
10
— ( 0 .37 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.45 1 .54 ( 0 .56 ) 0 .98 ( 1 .23 ) ( 0 .02 ) — ( 1 .25 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.80 0 .95 0 .62
8
1 .57 ( 0 .90 ) ( 0 .02 ) — ( 0 .92 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0 .75 0 .33 1 .08 ( 0 .50 ) ( 0 .15 ) — ( 0 .65 )
AQR DIVERSIFYING STRATEGIES FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2026 $ 14.04 0 .00
10
0 .54 0 .54 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 12.33 0 .49 1 .54 2 .03 ( 0 .32 ) — — ( 0 .32 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.24 1 .14 0 .35 1 .49 ( 0 .40 ) (0.00)
10
— ( 0 .40 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.49 1 .02 0 .01 1 .03 ( 1 .26 ) ( 0 .02 ) — ( 1 .28 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.83 0 .91 0 .70
8
1 .61 ( 0 .93 ) ( 0 .02 ) — ( 0 .95 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 10.37 0 .51 0 .62 1 .13 ( 0 .52 ) ( 0 .15 ) — ( 0 .67 )

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2026 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:
*
Net
Asset
Value,
End of
Period
Total
Return
2, 3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 13.21 3.04% $ 1,176,238 1.47% 1.47% 1.16% 1.89% 194%
$ 12.82 8.02% $ 1,113,797 1.71% 1.71% 1.19% 2.49% 410%
$ 12.12 3.19% $ 1,262,255 1.69% 1.69% 1.20% 3.08% 361%
$ 11.89 4.51% $ 1,217,509 1.33% 1.33% 1.20% 3.35% 197%
$ 11.69 (3.29)% $ 1,017,383 1.31% 1.30% 1.20% 0.68%
9
164%
$ 12.10 6.27% $ 922,765 1.51% 1.47% 1.20% (0.98)% 518%
$ 13.18 2.89% $ 44,060 1.74% 1.74% 1.43% 1.61% 194%
$ 12.81 7.75% $ 43,086 1.97% 1.97% 1.45% 2.25% 410%
$ 12.11 2.92% $ 44,631 1.94% 1.94% 1.45% 2.83% 361%
$ 11.88 4.23% $ 54,731 1.58% 1.58% 1.45% 3.05% 197%
$ 11.68 (3.54)% $ 66,385 1.57% 1.55% 1.45% 0.58%
9
164%
$ 12.12 5.99% $ 44,676 1.76% 1.72% 1.45% (1.22)% 518%
$ 13.21 3.12% $ 1,443,427 1.36% 1.36% 1.05% 1.98% 194%
$ 12.81 8.13% $ 967,074 1.62% 1.62% 1.10% 2.57% 410%
$ 12.11 3.20% $ 716,722 1.60% 1.59% 1.10% 3.19% 361%
$ 11.89 4.61% $ 527,484 1.23% 1.23% 1.10% 3.46% 197%
$ 11.69 (3.13)% $ 458,946 1.22% 1.20% 1.10% 0.81%
9
164%
$ 12.08 6.37% $ 358,110 1.42% 1.37% 1.10% (0.88)% 518%
$ 14.55 3.85% $ 6,651,851 0.13% 0.13% 0.13% (0.06)% 1%
$ 14.01 16.36% $ 4,375,456 0.14% 0.14% 0.14% 3.55% 8%
$ 12.31 13.26% $ 1,351,437 0.20% 0.20% 0.20% 4.61% 14%
$ 11.22 8.88% $ 422,538 0.21% 0.20% 0.20% 13.85% 37%
$ 11.47 14.69% $ 177,048 0.29% 0.20% 0.20% 11.92% 48%
$ 10.82 10.66% $ 27,048 1.03% 0.20% 0.20% 5.11% 14%
$ 14.48 3.72% $ 316,335 0.39% 0.39% 0.39% (0.32)% 1%
$ 13.96 16.14% $ 235,049 0.39% 0.39% 0.39% 2.42% 8%
$ 12.26 12.97% $ 77,369 0.44% 0.44% 0.44% 3.63% 14%
$ 11.18 8.53% $ 28,964 0.46% 0.45% 0.45% 12.92% 37%
$ 11.45 14.49% $ 6,499 0.52% 0.45% 0.45% 7.90% 48%
$ 10.80 10.37% $ 1,792 1.15% 0.45% 0.45% 6.69% 14%
$ 14.58 3.85% $ 1,482,690 0.03% 0.03% 0.03% 0.05% 1%
$ 14.04 16.49% $ 828,884 0.04% 0.04% 0.04% 3.64% 8%
$ 12.33 13.31% $ 52,792 0.10% 0.10% 0.10% 9.11% 14%
$ 11.24 8.94% $ 488 0.12% 0.10% 0.10% 8.56% 37%
$ 11.49 14.84% $ 5,133 0.22% 0.10% 0.10% 7.65% 48%
$ 10.83 10.84% $ 4,725 0.93% 0.10% 0.10% 4.55% 14%

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2026 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
1, *
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR EQUITY MARKET NEUTRAL FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2026 $ 12.49 0 .08 ( 1 .18 ) ( 1 .10 ) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 10.01 0 .19 2 .47 2 .66 ( 0 .18 ) — — ( 0 .18 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.48 0 .31 1 .83 2 .14 ( 0 .61 ) — — ( 0 .61 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.78 0 .35 1 .16 1 .51 ( 1 .81 ) — — ( 1 .81 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.32 0 .03 1 .95 1 .98 ( 0 .52 ) — — ( 0 .52 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.31 ( 0 .09 ) 1 .20 1 .11 — ( 0 .10 ) — ( 0 .10 )
AQR EQUITY MARKET NEUTRAL FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2026 $ 12.20 0 .05 ( 1 .14 ) ( 1 .09 ) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 9.79 0 .17 2 .39 2 .56 ( 0 .15 ) — — ( 0 .15 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.31 0 .27 1 .80 2 .07 ( 0 .59 ) — — ( 0 .59 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.65 0 .32 1 .13 1 .45 ( 1 .79 ) — — ( 1 .79 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.21 0 .01 1 .93 1 .94 ( 0 .50 ) — — ( 0 .50 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.23 ( 0 .10 ) 1 .18 1 .08 — ( 0 .10 ) — ( 0 .10 )
AQR EQUITY MARKET NEUTRAL FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2026 $ 12.57 0 .09 ( 1 .20 ) ( 1 .11 ) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 10.07 0 .20 2 .48 2 .68 ( 0 .18 ) — — ( 0 .18 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.52 0 .32 1 .85 2 .17 ( 0 .62 ) — — ( 0 .62 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.82 0 .36 1 .16 1 .52 ( 1 .82 ) — — ( 1 .82 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.35 0 .06 1 .94 2 .00 ( 0 .53 ) — — ( 0 .53 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.32 ( 0 .08 ) 1 .21 1 .13 — ( 0 .10 ) — ( 0 .10 )
AQR LONG-SHORT EQUITY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2026 $ 21.16 0 .11 ( 0 .86 ) ( 0 .75 ) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 16.02 0 .29 5 .22 5 .51 ( 0 .37 ) — — ( 0 .37 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 13.18 0 .51 3 .47 3 .98 ( 1 .14 ) — — ( 1 .14 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 12.81 0 .50 2 .61 3 .11 ( 2 .74 ) — — ( 2 .74 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.31 0 .02 2 .29 2 .31 ( 1 .32 ) ( 0 .49 ) — ( 1 .81 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.39 ( 0 .14 ) 3 .06 2 .92 — — — —
AQR LONG-SHORT EQUITY FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2026 $ 20.56 0 .06 ( 0 .81 ) ( 0 .75 ) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 15.59 0 .25 5 .06 5 .31 ( 0 .34 ) — — ( 0 .34 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 12.86 0 .48 3 .36 3 .84 ( 1 .11 ) — — ( 1 .11 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 12.56 0 .47 2 .55 3 .02 ( 2 .72 ) — — ( 2 .72 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.09 ( 0 .03 ) 2 .27 2 .24 ( 1 .28 ) ( 0 .49 ) — ( 1 .77 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.25 ( 0 .17 ) 3 .01 2 .84 — — — —
AQR LONG-SHORT EQUITY FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2026 $ 21.38 0 .17 ( 0 .91 ) ( 0 .74 ) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 16.18 0 .29 5 .29 5 .58 ( 0 .38 ) — — ( 0 .38 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 13.30 0 .51 3 .52 4 .03 ( 1 .15 ) — — ( 1 .15 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 12.90 0 .50 2 .65 3 .15 ( 2 .75 ) — — ( 2 .75 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 12.38 ( 0 .03 ) 2 .37 2 .34 ( 1 .33 ) ( 0 .49 ) — ( 1 .82 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.44 ( 0 .13 ) 3 .07 2 .94 — — — —

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2026 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:
*
Net
Asset
Value,
End of
Period
Total
Return
2, 3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 11.39 (8.81)% $ 1,239,595 6.68% 6.68% 1.25% 1.29% 121%
$ 12.49 26.53% $ 1,650,158 5.98% 5.98% 1.29% 1.62% 338%
$ 10.01 25.29% $ 471,766 4.66% 4.65% 1.30% 3.14% 412%
$ 8.48 17.13% $ 142,947 1.55% 1.47% 1.30% 3.68% 197%
$ 8.78 27.22% $ 116,154 1.62% 1.47% 1.30% 0.35% 319%
$ 7.32 17.64% $ 32,802 1.87% 1.48% 1.30% (1.22)% 282%
$ 11.11 (8.93)% $ 120,594 6.96% 6.96% 1.53% 0.90% 121%
$ 12.20 26.18% $ 212,789 6.24% 6.24% 1.55% 1.54% 338%
$ 9.79 25.00% $ 79,043 4.92% 4.90% 1.55% 2.81% 412%
$ 8.31 16.71% $ 22,616 1.81% 1.72% 1.55% 3.43% 197%
$ 8.65 27.03% $ 24,133 1.88% 1.72% 1.55% 0.12% 319%
$ 7.21 17.38% $ 15,968 2.13% 1.73% 1.55% (1.45)% 282%
$ 11.46 (8.83)% $ 1,509,527 6.58% 6.58% 1.15% 1.48% 121%
$ 12.57 26.65% $ 1,466,759 5.88% 5.88% 1.19% 1.70% 338%
$ 10.07 25.49% $ 288,575 4.57% 4.55% 1.20% 3.23% 412%
$ 8.52 17.14% $ 88,110 1.46% 1.37% 1.20% 3.82% 197%
$ 8.82 27.33% $ 38,898 1.53% 1.37% 1.20% 0.72% 319%
$ 7.35 17.93% $ 5,917 1.79% 1.38% 1.20% (1.13)% 282%
$ 20.41 (3.54)% $ 7,143,751 6.52% 6.52% 1.24% 1.03% 144%
$ 21.16 34.43% $ 7,248,651 5.74% 5.74% 1.25% 1.55% 296%
$ 16.02 30.16% $ 2,091,619 4.47% 4.47% 1.30% 3.29% 362%
$ 13.18 24.28% $ 909,818 1.37% 1.36% 1.30% 3.47% 0%
$ 12.81 19.11% $ 544,239 1.37% 1.34% 1.30% 0.16% 0%
$ 12.31 31.10% $ 278,938 1.36% 1.31% 1.30% (1.26)% 0%
$ 19.81 (3.65)% $ 457,782 6.79% 6.79% 1.51% 0.64% 144%
$ 20.56 34.06% $ 637,432 6.00% 6.00% 1.51% 1.36% 296%
$ 15.59 29.83% $ 142,375 4.73% 4.72% 1.55% 3.11% 362%
$ 12.86 24.02% $ 39,327 1.62% 1.61% 1.55% 3.29% 0%
$ 12.56 18.84% $ 13,691 1.63% 1.59% 1.55% (0.23)% 0%
$ 12.09 30.70% $ 11,049 1.62% 1.56% 1.55% (1.52)% 0%
$ 20.64 (3.46)% $ 377,123 6.43% 6.43% 1.15% 1.65% 144%
$ 21.38 34.53% $ 81,743 5.66% 5.66% 1.17% 1.49% 296%
$ 16.18 30.28% $ 12,294 4.37% 4.37% 1.20% 3.25% 362%
$ 13.30 24.42% $ 7,191 1.28% 1.26% 1.20% 3.52% 0%
$ 12.90 19.25% $ 6,726 1.28% 1.24% 1.20% (0.19)% 0%
$ 12.38 31.14% $ 14,951 1.27% 1.21% 1.20% (1.16)% 0%

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2026 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
1, *
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR LSE FUSION FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2026 $ 12.03 ( 0 .03 ) ( 0 .52 ) ( 0 .55 ) — — — —
FOR THE PERIOD 06/25/25
6
-12/31/25 $ 10.00 ( 0 .04 ) 2 .10 2 .06 ( 0 .03 ) — — ( 0 .03 )
AQR LSE FUSION FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2026 $ 12.02 ( 0 .05 ) ( 0 .51 ) ( 0 .56 ) — — — —
FOR THE PERIOD 06/25/25
6
-12/31/25 $ 10.00 ( 0 .03 ) 2 .07 2 .04 ( 0 .02 ) — — ( 0 .02 )
AQR LSE FUSION FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2026 $ 12.03 0 .11 ( 0 .66 ) ( 0 .55 ) — — — —
FOR THE PERIOD 06/25/25
6
-12/31/25 $ 10.00 ( 0 .02 ) 2 .08 2 .06 ( 0 .03 ) — — ( 0 .03 )
AQR MACRO OPPORTUNITIES FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2026 $ 9.78 0 .10 ( 0 .16 ) ( 0 .06 ) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 9.54 0 .23 0 .15
8
0 .38 ( 0 .14 ) — — ( 0 .14 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.79 0 .30 ( 0 .37 ) ( 0 .07 ) ( 0 .18 ) — — ( 0 .18 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 10.82 0 .28 ( 0 .32 ) ( 0 .04 ) ( 0 .99 ) — — ( 0 .99 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 9.01 0 .15 2 .46 2 .61 ( 0 .03 ) ( 0 .77 ) — ( 0 .80 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.58 ( 0 .12 ) ( 0 .31 ) ( 0 .43 ) ( 0 .08 ) ( 0 .06 ) — ( 0 .14 )
AQR MACRO OPPORTUNITIES FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2026 $ 9.65 0 .09 ( 0 .16 ) ( 0 .07 ) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 9.42 0 .21 0 .14
8
0 .35 ( 0 .12 ) — — ( 0 .12 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.66 0 .27 ( 0 .36 ) ( 0 .09 ) ( 0 .15 ) — — ( 0 .15 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 10.61 0 .26 ( 0 .32 ) ( 0 .06 ) ( 0 .89 ) — — ( 0 .89 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 8.86 0 .12 2 .42 2 .54 ( 0 .02 ) ( 0 .77 ) — ( 0 .79 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.42 ( 0 .14 ) ( 0 .30 ) ( 0 .44 ) ( 0 .06 ) ( 0 .06 ) — ( 0 .12 )
AQR MACRO OPPORTUNITIES FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2026 $ 9.80 0 .11 ( 0 .16 ) ( 0 .05 ) — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 9.56 0 .24 0 .15
8
0 .39 ( 0 .15 ) — — ( 0 .15 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.81 0 .30 ( 0 .36 ) ( 0 .06 ) ( 0 .19 ) — — ( 0 .19 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 10.85 0 .30 ( 0 .33 ) ( 0 .03 ) ( 1 .01 ) — — ( 1 .01 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 9.03 0 .12 2 .51 2 .63 ( 0 .04 ) ( 0 .77 ) — ( 0 .81 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.60 ( 0 .11 ) ( 0 .31 ) ( 0 .42 ) ( 0 .09 ) ( 0 .06 ) — ( 0 .15 )

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2026 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:
*
Net
Asset
Value,
End of
Period
Total
Return
2, 3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 11.48 (4.57)% $ 13,099 10.38% 9.22% 2.15% (0.49)% 172%
$ 12.03 20.56% $ 22,279 8.45%
7
7.01% 2.15% (0.73)% 373%
$ 11.46 (4.66)% $ 3,018 10.64% 9.47% 2.40% (0.85)% 172%
$ 12.02 20.37% $ 8,376 9.11%
7
7.26% 2.40% (0.44)% 373%
$ 11.48 (4.57)% $ 3,030 10.52% 9.12% 2.05% 2.05% 172%
$ 12.03 20.57% $ 61 10.06%
7
6.91% 2.05% (0.32)% 373%
$ 9.72 (0.61)% $ 26,627 1.23% 1.23% 1.19% 2.09% 25%
$ 9.78 4.00% $ 28,477 1.49% 1.45% 1.20% 2.37% 158%
$ 9.54 (0.65)% $ 26,909 1.65% 1.42% 1.20% 3.06% 141%
$ 9.79 (0.33)% $ 36,898 1.44% 1.21% 1.20% 2.59% 70%
$ 10.82 29.28% $ 129,055 1.98% 1.68% 1.20% 1.34% 319%
$ 9.01 (4.54)% $ 7,190 2.32%
11
1.26% 1.25% (1.23)% 0%
$ 9.58 (0.73)% $ 4,023 1.49% 1.49% 1.45% 1.83% 25%
$ 9.65 3.69% $ 2,345 1.73% 1.70% 1.45% 2.11% 158%
$ 9.42 (0.91)% $ 1,432 1.91% 1.67% 1.45% 2.81% 141%
$ 9.66 (0.55)% $ 2,207 1.71% 1.46% 1.45% 2.49% 70%
$ 10.61 28.87% $ 7,366 2.28% 1.93% 1.45% 1.13% 319%
$ 8.86 (4.72)% $ 638 2.60%
11
1.50% 1.50% (1.47)% 0%
$ 9.75 (0.51)% $ 1,007,643 1.13% 1.13% 1.09% 2.20% 25%
$ 9.80 4.10% $ 655,772 1.38% 1.35% 1.10% 2.45% 158%
$ 9.56 (0.54)% $ 178,644 1.55% 1.32% 1.10% 3.04% 141%
$ 9.81 (0.25)% $ 64,460 1.38% 1.11% 1.10% 2.85% 70%
$ 10.85 29.38% $ 43,554 1.98% 1.58% 1.10% 1.13% 319%
$ 9.03 (4.41)% $ 19,389 2.24%
11
1.16% 1.15% (1.13)% 0%

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2026 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
1, *
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR MANAGED FUTURES STRATEGY FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2026 $ 9.57 0 .11 0 .77 0 .88 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 8.54 0 .19 1 .06 1 .25 ( 0 .21 ) — (0.01) ( 0 .22 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.18 0 .28 0 .41 0 .69 ( 0 .33 ) — — ( 0 .33 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.71 0 .29 ( 0 .13 ) 0 .16 ( 0 .68 ) — (0.01) ( 0 .69 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.26 0 .03 2 .53 2 .56 ( 1 .11 ) — — ( 1 .11 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.85 ( 0 .09 ) 0 .00
10
( 0 .09 ) ( 0 .50 ) — — ( 0 .50 )
AQR MANAGED FUTURES STRATEGY FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2026 $ 9.47 0 .10 0 .76 0 .86 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 8.46 0 .16 1 .04 1 .20 ( 0 .18 ) — (0.01) ( 0 .19 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.11 0 .25 0 .41 0 .66 ( 0 .31 ) — — ( 0 .31 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.63 0 .26 ( 0 .12 ) 0 .14 ( 0 .65 ) — (0.01) ( 0 .66 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.20 0 .00
10
2 .52 2 .52 ( 1 .09 ) — — ( 1 .09 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.78 ( 0 .11 ) 0 .00
10
( 0 .11 ) ( 0 .47 ) — — ( 0 .47 )
AQR MANAGED FUTURES STRATEGY FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2026 $ 9.59 0 .12 0 .76 0 .88 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 8.56 0 .19 1 .06 1 .25 ( 0 .21 ) — (0.01) ( 0 .22 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.20 0 .29 0 .40 0 .69 ( 0 .33 ) — — ( 0 .33 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.72 0 .30 ( 0 .12 ) 0 .18 ( 0 .69 ) — (0.01) ( 0 .70 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.27 0 .05 2 .52 2 .57 ( 1 .12 ) — — ( 1 .12 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 7.86 ( 0 .09 ) 0 .01 ( 0 .08 ) ( 0 .51 ) — — ( 0 .51 )
AQR MANAGED FUTURES STRATEGY HV FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2026 $ 9.85 0 .10 0 .95 1 .05 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 8.38 0 .10 1 .57 1 .67 ( 0 .14 ) — (0.06) ( 0 .20 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 7.71 0 .19 0 .67 0 .86 ( 0 .19 ) — — ( 0 .19 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.35 0 .23 ( 0 .28 ) ( 0 .05 ) ( 0 .59 ) — — ( 0 .59 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.09 0 .01 3 .03 3 .04 ( 0 .78 ) — — ( 0 .78 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.91 ( 0 .12 ) ( 0 .03 ) ( 0 .15 ) ( 0 .67 ) — — ( 0 .67 )
AQR MANAGED FUTURES STRATEGY HV FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2026 $ 9.91 0 .09 0 .95 1 .04 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 8.44 0 .07 1 .59 1 .66 ( 0 .13 ) — (0.06) ( 0 .19 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 7.77 0 .17 0 .68 0 .85 ( 0 .18 ) — — ( 0 .18 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.41 0 .21 ( 0 .28 ) ( 0 .07 ) ( 0 .57 ) — — ( 0 .57 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.12 ( 0 .01 ) 3 .04 3 .03 ( 0 .74 ) — — ( 0 .74 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.94 ( 0 .13 ) ( 0 .04 ) ( 0 .17 ) ( 0 .65 ) — — ( 0 .65 )
AQR MANAGED FUTURES STRATEGY HV FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2026 $ 9.89 0 .10 0 .96 1 .06 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 8.41 0 .11 1 .58 1 .69 ( 0 .15 ) — (0.06) ( 0 .21 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 7.74 0 .21 0 .66 0 .87 ( 0 .20 ) — — ( 0 .20 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.37 0 .24 ( 0 .27 ) ( 0 .03 ) ( 0 .60 ) — — ( 0 .60 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.11 0 .01 3 .04 3 .05 ( 0 .79 ) — — ( 0 .79 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.93 ( 0 .11 ) ( 0 .03 ) ( 0 .14 ) ( 0 .68 ) — — ( 0 .68 )

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2026 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:
*
Net
Asset
Value,
End of
Period
Total
Return
2, 3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 10.45 9.20% $ 2,750,342 3.14% 3.14% 1.21% 2.21% 221%
$ 9.57 14.63% $ 2,135,304 3.07% 3.07% 1.23% 2.07% 412%
$ 8.54 8.41% $ 1,331,818 1.88% 1.87% 1.25% 3.20% 605%
$ 8.18 1.80% $ 1,147,293 1.27% 1.27% 1.25% 3.28% 0%
$ 8.71 35.38% $ 1,311,469 1.27% 1.27% 1.25% 0.28% 0%
$ 7.26 (1.06)% $ 870,337 1.24% 1.24% 1.23% (1.18)% 0%
$ 10.33 9.08% $ 99,570 3.41% 3.41% 1.48% 1.94% 221%
$ 9.47 14.27% $ 74,609 3.34% 3.34% 1.50% 1.82% 412%
$ 8.46 8.10% $ 59,908 2.14% 2.12% 1.50% 2.95% 605%
$ 8.11 1.64% $ 50,893 1.53% 1.52% 1.50% 3.01% 0%
$ 8.63 35.04% $ 64,180 1.53% 1.52% 1.50% 0.01% 0%
$ 7.20 (1.31)% $ 48,894 1.47% 1.47% 1.47% (1.41)% 0%
$ 10.47 9.18% $ 351,343 3.05% 3.05% 1.12% 2.34% 221%
$ 9.59 14.68% $ 209,807 3.00% 3.00% 1.16% 2.16% 412%
$ 8.56 8.49% $ 156,247 1.79% 1.77% 1.15% 3.30% 605%
$ 8.20 2.02% $ 149,910 1.18% 1.17% 1.15% 3.38% 0%
$ 8.72 35.41% $ 164,434 1.19% 1.17% 1.15% 0.52% 0%
$ 7.27 (0.94)% $ 100,572 1.15% 1.15% 1.15% (1.09)% 0%
$ 10.90 10.66% $ 447,178 4.43% 4.43% 1.64% 1.87% 224%
$ 9.85 19.98% $ 208,641 4.36% 4.35% 1.65% 1.11% 455%
$ 8.38 11.22% $ 88,577 2.87% 2.72% 1.65% 2.30% 657%
$ 7.71 (0.58)% $ 77,590 1.87% 1.68% 1.65% 2.72% 0%
$ 8.35 50.00% $ 131,821 1.93%
12
1.66% 1.65% 0.12% 0%
$ 6.09 (2.11)% $ 37,100 1.94% 1.71% 1.70% (1.65)% 0%
$ 10.95 10.49% $ 41,719 4.69% 4.69% 1.90% 1.58% 224%
$ 9.91 19.66% $ 24,328 4.62% 4.60% 1.90% 0.80% 455%
$ 8.44 10.91% $ 9,013 3.13% 2.97% 1.90% 2.04% 657%
$ 7.77 (0.81)% $ 3,887 2.12% 1.93% 1.90% 2.49% 0%
$ 8.41 49.52% $ 4,923 2.17%
12
1.91% 1.90% (0.06)% 0%
$ 6.12 (2.34)% $ 2,325 2.20% 1.96% 1.95% (1.91)% 0%
$ 10.95 10.72% $ 1,138,621 4.33% 4.33% 1.54% 1.85% 224%
$ 9.89 20.11% $ 683,805 4.26% 4.25% 1.55% 1.20% 455%
$ 8.41 11.26% $ 207,673 2.78% 2.62% 1.55% 2.47% 657%
$ 7.74 (0.34)% $ 80,335 1.78% 1.58% 1.55% 2.89% 0%
$ 8.37 49.95% $ 46,323 1.84%
12
1.56% 1.55% 0.07% 0%
$ 6.11 (1.92)% $ 20,134 1.84% 1.60% 1.59% (1.55)% 0%

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2026 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
1, *
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR MS FUSION FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2026 $ 11.47 0 .01 0 .64 0 .65 — — — —
FOR THE PERIOD 06/25/25
6
-12/31/25 $ 10.00 0 .03 1 .49 1 .52 ( 0 .05 ) — — ( 0 .05 )
AQR MS FUSION FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2026 $ 11.46 ( 0 .01 ) 0 .64 0 .63 — — — —
FOR THE PERIOD 06/25/25
6
-12/31/25 $ 10.00 ( 0 .00 )
10
1 .50 1 .50 ( 0 .04 ) — — ( 0 .04 )
AQR MS FUSION FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2026 $ 11.47 0 .01 0 .65 0 .66 — — — —
FOR THE PERIOD 06/25/25
6
-12/31/25 $ 10.00 0 .02 1 .50 1 .52 ( 0 .05 ) — — ( 0 .05 )
AQR MS FUSION HV FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2026 $ 11.83 ( 0 .14 ) ( 0 .30 ) ( 0 .44 ) — — — —
FOR THE PERIOD 06/25/25
6
-12/31/25 $ 10.00 ( 0 .13 ) 1 .96 1 .83 — — — —
AQR MS FUSION HV FUND CLASS N
SIX MONTHS ENDED JUNE 30, 2026 $ 11.82 ( 0 .19 ) ( 0 .27 ) ( 0 .46 ) — — — —
FOR THE PERIOD 06/25/25
6
-12/31/25 $ 10.00 ( 0 .13 ) 1 .95 1 .82 — — — —
AQR MS FUSION HV FUND CLASS R6
SIX MONTHS ENDED JUNE 30, 2026 $ 11.84 ( 0 .14 ) ( 0 .30 ) ( 0 .44 ) — — — —
FOR THE PERIOD 06/25/25
6
-12/31/25 $ 10.00 ( 0 .16 ) 2 .00 1 .84 — — — —
AQR MULTI-ASSET FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2026 $ 11.94 0 .16 0 .82 0 .98 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 10.45 0 .26 1 .69 1 .95 ( 0 .44 ) — (0.02) ( 0 .46 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.58 0 .25 0 .80 1 .05 ( 0 .18 ) — — ( 0 .18 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.83 0 .29 0 .69 0 .98 ( 0 .23 ) — — ( 0 .23 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.54 0 .25 ( 1 .36 ) ( 1 .11 ) ( 0 .60 ) (0.00)
10
— ( 0 .60 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.81 0 .14 1 .27 1 .41 ( 0 .57 ) ( 0 .11 ) — ( 0 .68 )
AQR MULTI-ASSET FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2026 $ 11.89 0 .14 0 .82 0 .96 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 10.41 0 .24 1 .68 1 .92 ( 0 .42 ) — (0.02) ( 0 .44 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.55 0 .21 0 .80 1 .01 ( 0 .15 ) — — ( 0 .15 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.80 0 .26 0 .70 0 .96 ( 0 .21 ) — — ( 0 .21 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.51 0 .22 ( 1 .34 ) ( 1 .12 ) ( 0 .59 ) (0.00)
10
— ( 0 .59 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.79 0 .11 1 .27 1 .38 ( 0 .55 ) ( 0 .11 ) — ( 0 .66 )
AQR MULTI-ASSET FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2026 $ 11.92 0 .18 0 .82 1 .00 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 10.43 0 .27 1 .69 1 .96 ( 0 .45 ) — (0.02) ( 0 .47 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 9.57 0 .25 0 .80 1 .05 ( 0 .19 ) — — ( 0 .19 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.82 0 .29 0 .70 0 .99 ( 0 .24 ) — — ( 0 .24 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.53 0 .26 ( 1 .36 ) ( 1 .10 ) ( 0 .61 ) (0.00)
10
— ( 0 .61 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 9.80 0 .16 1 .26 1 .42 ( 0 .58 ) ( 0 .11 ) — ( 0 .69 )

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2026 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:
*
Net
Asset
Value,
End of
Period
Total
Return
2, 3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 12.12 5.67% $ 7,688 8.41% 7.07% 2.07% 0.09% 161%
$ 11.47 15.24% $ 5,203 6.50%
7
5.26% 2.05% 0.54% 251%
$ 12.09 5.50% $ 2,134 8.62% 7.31% 2.31% (0.18)% 161%
$ 11.46 15.04% $ 2,048 6.78%
7
5.51% 2.30% (0.01)% 251%
$ 12.13 5.75% $ 15,151 8.30% 6.95% 1.95% 0.24% 161%
$ 11.47 15.26% $ 16,211 6.50%
7
5.16% 1.95% 0.35% 251%
$ 11.39 (3.72)% $ 58,869 11.92% 11.43% 3.72% (2.45)% 185%
$ 11.83 18.30% $ 38,331 9.28%
7
8.60% 3.70% (2.18)% 278%
$ 11.36 (3.89)% $ 11,097 12.19% 11.68% 3.97% (3.30)% 185%
$ 11.82 18.20% $ 16,330 9.74%
7
8.85% 3.95% (2.33)% 278%
$ 11.40 (3.72)% $ 55 11.82% 11.31% 3.60% (2.52)% 185%
$ 11.84 18.40% $ 57 10.90%
7
8.50% 3.60% (3.13)% 278%
$ 12.92 8.21% $ 211,588 0.98% 0.98% 0.78% 2.53% 68%
$ 11.94 18.72% $ 193,536 1.02% 1.02% 0.80% 2.25% 110%
$ 10.45 10.92% $ 152,319 1.08% 1.05% 0.80% 2.38% 136%
$ 9.58 11.13% $ 119,048 1.11% 1.00% 0.80% 3.07% 125%
$ 8.83 (10.52)% $ 94,401 1.19% 1.00% 0.80% 2.52% 179%
$ 10.54 14.34% $ 104,649 1.15% 0.97% 0.80% 1.35% 125%
$ 12.85 8.07% $ 21,764 1.23% 1.23% 1.03% 2.20% 68%
$ 11.89 18.47% $ 19,603 1.27% 1.27% 1.05% 2.08% 110%
$ 10.41 10.55% $ 7,524 1.34% 1.30% 1.05% 2.01% 136%
$ 9.55 10.91% $ 11,539 1.35% 1.25% 1.05% 2.82% 125%
$ 8.80 (10.70)% $ 8,931 1.44% 1.25% 1.05% 2.24% 179%
$ 10.51 14.06% $ 5,855 1.40% 1.22% 1.05% 1.03% 125%
$ 12.92 8.39% $ 2,518,644 0.85% 0.85% 0.65% 2.85% 68%
$ 11.92 18.86% $ 1,635,078 0.92% 0.92% 0.70% 2.37% 110%
$ 10.43 10.92% $ 446,967 0.99% 0.95% 0.70% 2.42% 136%
$ 9.57 11.25% $ 131,739 1.00% 0.90% 0.70% 3.12% 125%
$ 8.82 (10.43)% $ 39,671 1.09% 0.90% 0.70% 2.67% 179%
$ 10.53 14.48% $ 16,943 1.05% 0.87% 0.70% 1.51% 125%

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2026 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
1, *
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2026 $ 9.27 0 .12 0 .78 0 .90 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 8.72 0 .27 1 .53 1 .80 ( 1 .25 ) — — ( 1 .25 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.29 0 .31 0 .30 0 .61 ( 0 .18 ) — — ( 0 .18 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.94 0 .31 ( 0 .33 ) ( 0 .02 ) ( 0 .63 ) (0.00)
10
— ( 0 .63 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 8.08 0 .03 1 .68 1 .71 ( 0 .85 ) — — ( 0 .85 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.85 ( 0 .08 ) 2 .78 2 .70 ( 1 .47 ) — — ( 1 .47 )
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2026 $ 9.04 0 .11 0 .75 0 .86 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 8.53 0 .24 1 .50 1 .74 ( 1 .23 ) — — ( 1 .23 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.11 0 .29 0 .29 0 .58 ( 0 .16 ) — — ( 0 .16 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.76 0 .28 ( 0 .33 ) ( 0 .05 ) ( 0 .60 ) (0.00)
10
— ( 0 .60 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.94 0 .01 1 .64 1 .65 ( 0 .83 ) — — ( 0 .83 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.75 ( 0 .10 ) 2 .74 2 .64 ( 1 .45 ) — — ( 1 .45 )
AQR RISK-BALANCED COMMODITIES STRATEGY FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2026 $ 9.33 0 .13 0 .78 0 .91 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 8.77 0 .28 1 .53 1 .81 ( 1 .25 ) — — ( 1 .25 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 8.33 0 .31 0 .32 0 .63 ( 0 .19 ) — — ( 0 .19 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 8.98 0 .32 ( 0 .34 ) ( 0 .02 ) ( 0 .63 ) (0.00)
10
— ( 0 .63 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 8.12 0 .09 1 .63 1 .72 ( 0 .86 ) — — ( 0 .86 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.87 ( 0 .08 ) 2 .81 2 .73 ( 1 .48 ) — — ( 1 .48 )
AQR STYLE PREMIA ALTERNATIVE FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2026 $ 8.65 0 .04 0 .98 1 .02 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 7.73 0 .13 1 .01 1 .14 ( 0 .22 ) — — ( 0 .22 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 6.84 0 .19 1 .24 1 .43 ( 0 .54 ) — — ( 0 .54 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 7.48 0 .21 0 .77 0 .98 ( 1 .62 ) — — ( 1 .62 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.03 ( 0 .01 ) 2 .16 2 .15 ( 1 .70 ) — — ( 1 .70 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.36 ( 0 .10 ) 1 .67 1 .57 ( 0 .90 ) — — ( 0 .90 )
AQR STYLE PREMIA ALTERNATIVE FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2026 $ 8.53 0 .03 0 .97 1 .00 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 7.63 0 .11 0 .99 1 .10 ( 0 .20 ) — — ( 0 .20 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 6.76 0 .17 1 .22 1 .39 ( 0 .52 ) — — ( 0 .52 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 7.41 0 .19 0 .76 0 .95 ( 1 .60 ) — — ( 1 .60 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 6.98 ( 0 .03 ) 2 .14 2 .11 ( 1 .68 ) — — ( 1 .68 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.32 ( 0 .12 ) 1 .66 1 .54 ( 0 .88 ) — — ( 0 .88 )
AQR STYLE PREMIA ALTERNATIVE FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2026 $ 8.71 0 .05 0 .98 1 .03 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 7.78 0 .14 1 .02 1 .16 ( 0 .23 ) — — ( 0 .23 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 6.88 0 .20 1 .24 1 .44 ( 0 .54 ) — — ( 0 .54 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 7.52 0 .22 0 .77 0 .99 ( 1 .63 ) — — ( 1 .63 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 7.06 ( 0 .01 ) 2 .17 2 .16 ( 1 .70 ) — — ( 1 .70 )
FOR THE YEAR ENDED DECEMBER 31, 2021 $ 6.38 ( 0 .10 ) 1 .69 1 .59 ( 0 .91 ) — — ( 0 .91 )

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2026 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:
*
Net
Asset
Value,
End of
Period
Total
Return
2, 3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 10.17 9.71% $ 1,166,554 0.99% 0.99% 0.98% 2.37% 0%
$ 9.27 20.88% $ 807,995 1.01% 1.01% 1.01% 2.85% 0%
$ 8.72 7.45% $ 529,929 1.03% 1.01% 1.00% 3.65% 0%
$ 8.29 (0.23)% $ 374,019 1.05% 1.01% 1.00% 3.44% 0%
$ 8.94 21.44% $ 391,025 1.04% 1.01% 1.00% 0.30% 0%
$ 8.08 39.60% $ 214,957 1.11% 1.01% 1.00% (0.98)% 0%
$ 9.90 9.51% $ 102,517 1.25% 1.25% 1.24% 2.12% 0%
$ 9.04 20.66% $ 83,973 1.27% 1.26% 1.26% 2.59% 0%
$ 8.53 7.20% $ 44,438 1.28% 1.26% 1.25% 3.43% 0%
$ 8.11 (0.51)% $ 41,426 1.30% 1.26% 1.25% 3.19% 0%
$ 8.76 21.01% $ 40,199 1.30% 1.26% 1.25% 0.07% 0%
$ 7.94 39.33% $ 29,648 1.37% 1.26% 1.25% (1.23)% 0%
$ 10.24 9.75% $ 310,556 0.88% 0.88% 0.87% 2.49% 0%
$ 9.33 20.96% $ 249,124 0.91% 0.91% 0.91% 2.89% 0%
$ 8.77 7.62% $ 186,074 0.92% 0.91% 0.90% 3.58% 0%
$ 8.33 (0.16)% $ 40,876 0.95% 0.91% 0.90% 3.60% 0%
$ 8.98 21.45% $ 29,821 0.96% 0.91% 0.90% 0.90% 0%
$ 8.12 39.89% $ 3,494 1.02% 0.91% 0.90% (0.88)% 0%
$ 9.67 11.79% $ 1,126,504 6.19% 6.19% 1.46% 0.94% 101%
$ 8.65 14.81% $ 848,783 6.09% 6.09% 1.49% 1.55% 142%
$ 7.73 21.03% $ 543,713 4.63% 4.63% 1.50% 2.41% 289%
$ 6.84 12.81% $ 356,484 1.74% 1.72% 1.50% 2.66% 115%
$ 7.48 30.64% $ 322,368 1.67% 1.63% 1.49% (0.13)% 174%
$ 7.03 24.83% $ 242,712 1.67% 1.60% 1.50% (1.38)% 194%
$ 9.53 11.72% $ 102,354 6.46% 6.46% 1.73% 0.63% 101%
$ 8.53 14.49% $ 76,608 6.35% 6.35% 1.75% 1.36% 142%
$ 7.63 20.71% $ 49,866 4.89% 4.88% 1.75% 2.14% 289%
$ 6.76 12.49% $ 31,491 1.98% 1.96% 1.74% 2.42% 115%
$ 7.41 30.28% $ 32,005 1.94% 1.89% 1.75% (0.34)% 174%
$ 6.98 24.53% $ 19,068 1.92% 1.85% 1.75% (1.63)% 194%
$ 9.74 11.83% $ 1,335,761 6.10% 6.10% 1.37% 1.03% 101%
$ 8.71 14.93% $ 928,703 6.00% 6.00% 1.40% 1.59% 142%
$ 7.78 21.15% $ 639,420 4.54% 4.53% 1.40% 2.45% 289%
$ 6.88 12.84% $ 487,319 1.64% 1.62% 1.40% 2.75% 115%
$ 7.52 30.79% $ 483,083 1.59% 1.54% 1.40% (0.07)% 174%
$ 7.06 25.04% $ 396,425 1.57% 1.50% 1.40% (1.28)% 194%

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2026 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
1, *
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
AAA Net
Realized
and
Unrealized
Gain (Loss)
AA Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Return
of
Capital
Total
Distributions
AQR TREND TOTAL RETURN FUND CLASS I
^
SIX MONTHS ENDED JUNE 30, 2026 $ 16.07 0 .21 1 .79 2 .00 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 13.17 0 .27 2 .80 3 .07 ( 0 .17 ) — — ( 0 .17 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.41 0 .39 3 .59 3 .98 ( 2 .22 ) — — ( 2 .22 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.39 0 .34 2 .33 2 .67 ( 2 .65 ) — — ( 2 .65 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.08 ( 0 .01 ) 1 .56 1 .55 ( 0 .24 ) (0.00)
10
— ( 0 .24 )
FOR THE PERIOD 12/16/21
6
-12/31/21 $ 10.00 ( 0 .01 ) 0 .09 0 .08 — — — —
AQR TREND TOTAL RETURN FUND CLASS N
^
SIX MONTHS ENDED JUNE 30, 2026 $ 16.03 0 .17 1 .81 1 .98 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 13.14 0 .25 2 .78 3 .03 ( 0 .14 ) — — ( 0 .14 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.38 0 .37 3 .56 3 .93 ( 2 .17 ) — — ( 2 .17 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.37 0 .32 2 .31 2 .63 ( 2 .62 ) — — ( 2 .62 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.08 ( 0 .03 ) 1 .55 1 .52 ( 0 .23 ) (0.00)
10
— ( 0 .23 )
FOR THE PERIOD 12/16/21
6
-12/31/21 $ 10.00 ( 0 .01 ) 0 .09 0 .08 — — — —
AQR TREND TOTAL RETURN FUND CLASS R6
^
SIX MONTHS ENDED JUNE 30, 2026 $ 16.12 0 .20 1 .83 2 .03 — — — —
FOR THE YEAR ENDED DECEMBER 31, 2025 $ 13.20 0 .17 2 .93 3 .10 ( 0 .18 ) — — ( 0 .18 )
FOR THE YEAR ENDED DECEMBER 31, 2024 $ 11.42 0 .41 3 .59 4 .00 ( 2 .22 ) — — ( 2 .22 )
FOR THE YEAR ENDED DECEMBER 31, 2023 $ 11.40 0 .36 2 .32 2 .68 ( 2 .66 ) — — ( 2 .66 )
FOR THE YEAR ENDED DECEMBER 31, 2022 $ 10.08 ( 0 .04 ) 1 .61 1 .57 ( 0 .25 ) (0.00)
10
— ( 0 .25 )
FOR THE PERIOD 12/16/21
6
-12/31/21 $ 10.00 ( 0 .00 )
10
0 .08 0 .08 — — — —
*
1
2
3
4
5
6
7
8
9
10
11
12

AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
Financial Highlights
June 30, 2026 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:
*
Net
Asset
Value,
End of
Period
Total
Return
2, 3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
4
Expenses, Net of
Reimbursements
4
Expenses, Net of
Reimbursements
(Excluding Dividend
Short Expense &
Interest Expense)
4
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5
$ 18.07 12.45% $ 306,764 3.08% 3.03% 1.28% 2.32% 287%
$ 16.07 23.36% $ 72,684 3.66% 3.24% 1.25% 1.85% 461%
$ 13.17 34.63% $ 22,159 3.35% 2.00% 1.28% 2.79% 609%
$ 11.41 23.56% $ 2,812 2.04% 1.35% 1.30% 2.76% 0%
$ 11.39 15.46% $ 9,447 2.91% 1.35% 1.30% (0.06)% 0%
$ 10.08 0.80% $ 504 3.45%
7
1.30% 1.30% (1.29)% 0%
$ 18.01 12.35% $ 85,641 3.36% 3.28% 1.53% 1.98% 287%
$ 16.03 23.07% $ 42,599 3.96% 3.49% 1.50% 1.73% 461%
$ 13.14 34.28% $ 14,281 3.34% 2.25% 1.53% 2.71% 609%
$ 11.38 23.27% $ 7,725 2.28% 1.60% 1.55% 2.59% 0%
$ 11.37 15.14% $ 5,015 3.12% 1.60% 1.55% (0.28)% 0%
$ 10.08 0.80% $ 503 3.70%
7
1.55% 1.55% (1.54)% 0%
$ 18.15 12.59% $ 31 2.99% 2.90% 1.15% 2.32% 287%
$ 16.12 23.50% $ 27 3.65% 3.14% 1.15% 1.24% 461%
$ 13.20 34.79% $ 17,118 3.02% 1.90% 1.18% 3.03% 609%
$ 11.42 23.64% $ 12,702 1.95% 1.25% 1.20% 2.84% 0%
$ 11.40 15.62% $ 10,271 3.41% 1.25% 1.20% (0.35)% 0%
$ 10.08 0.80% $ 9,081 3.43%
7
1.20% 1.20% (1.19)% 0%

Financial Highlights
AQR Funds | Semi-Annual Report | June 2026
The accompanying notes are an integral part of these financial statements.
June 30, 2026 (Unaudited)
^
Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.
*
Annualized for periods less than one year.
1
Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4
Ratios do not include the impact of the expenses of the underlying funds in which the Funds invest.
5
Portfolio turnover rate excludes certain derivatives, if any, and is not annualized.
6
Commencement of operations.
7
Certain expenses incurred by the Fund were not annualized for the period.
8
The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
9
For the year ended December 31, 2022, the AQR Diversified Arbitrage Fund received special dividends. Had these special dividends not been received, the Net Investment Income Per Share and Net Investment Income Ratio of each class would have been reduced by $0.04 and 0.38%, respectively.
10
Amount is less than $.005 per share.
11
For the year ended December 31, 2021, the AQR Macro Opportunities Fund incurred certain non-recurring professional service expenses. Without these costs, the Expenses, Before Reimbursements, of each class would have been reduced by 0.22%.
12
For the year ended December 31, 2022, the AQR Managed Futures Strategy HV Fund incurred certain non-recurring professional service and other expenses. Without these costs, the Expenses, Before Reimbursements, of each class would have been reduced by 0.06%.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
1. Organization
AQR Funds (the “Trust”) was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2026, the Trust consists of twenty-two active series, sixteen of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Alternative Risk Premia Fund,
AQR CVX Fusion Fund, AQR Diversified Arbitrage Fund, AQR Diversifying Strategies Fund, AQR Equity Market Neutral Fund, AQR Long-Short Equity
Fund, AQR LSE Fusion Fund, AQR Macro Opportunities Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR
MS Fusion Fund, AQR MS Fusion HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Style Premia Alternative
Fund and AQR Trend Total Return Fund. The remaining active series have a different fiscal year end and are reported in a separate book. AQR Capital
Management, LLC (the “Adviser”) serves as the investment adviser of each Fund. The Adviser has retained AQR Arbitrage, LLC (the “Sub-Adviser”), an affiliate of the Adviser, to serve as an investment sub-adviser to the AQR Diversified Arbitrage Fund.
The investment objective of the AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Macro
Opportunities Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund and AQR Style Premia Alternative Fund is to seek positive absolute returns. The investment objective of the AQR Multi-Asset Fund and AQR Risk-Balanced Commodities Strategy Fund is to seek total return. The investment objective of the AQR CVX Fusion Fund, AQR Diversifying Strategies Fund, AQR LSE Fusion Fund, AQR MS Fusion Fund, AQR
MS Fusion HV Fund and AQR Trend Total Return Fund is to seek capital appreciation. The AQR Diversifying Strategies Fund pursues its investment objective by investing in a portfolio of mutual funds that are each managed by the Adviser. Each Fund offers Class I, N and R6 shares.
2. Consolidation of Subsidiaries
The Consolidated Schedules of Investments, Statements of Assets and Liabilities, of Operations, of Changes in Net Assets, and of Cash Flows (as
applicable), and the Financial Highlights of the AQR Alternative Risk Premia Fund, AQR CVX Fusion Fund, AQR Macro Opportunities Fund, AQR
Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy
Fund, AQR Style Premia Alternative Fund and AQR Trend Total Return Fund (collectively, the “Consolidated Funds”) include the accounts of the AQR
Alternative Risk Premia Offshore Fund Ltd., AQR CVX Fusion Offshore Fund Ltd., AQR Macro Opportunities Offshore Fund Ltd., AQR Managed
Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Multi-Asset Offshore Fund Ltd., AQR Risk-
Balanced Commodities Strategy Offshore Fund Ltd., AQR Style Premia Alternative Offshore Fund Ltd. and AQR Trend Total Return Offshore Fund Ltd.,
respectively, which are wholly-owned and controlled subsidiaries (collectively, the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation. Subsequent references to the Funds within the Notes to Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries.
Each Consolidated Fund may invest up to 25% of its total assets (on a tax basis) in its respective Subsidiary, which acts as an investment vehicle in order to affect certain investment strategies consistent with the Fund’s investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the
Subsidiaries may invest without limitation in commodities and commodities-related investments, however, each Consolidated Fund and its Subsidiary will comply with 1940 Act Rule 18f-4 on a consolidated basis with respect to investments in derivative instruments.
3. Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.
SUBSIDIARY NET
ASSETS AT
JUNE 30, 2026
% OF TOTAL
ASSETS AT
JUNE 30, 2026
AQR Alternative Risk Premia Offshore Fund Ltd. ............................................... $ 158,676,952 5 .0%
AQR CVX Fusion Offshore Fund Ltd. ....................................................... 12,280,354 9 .0
AQR Macro Opportunities Offshore Fund Ltd. ................................................. 240,934,889 18 .9
AQR Managed Futures Strategy Offshore Fund Ltd. ............................................ 736,550,168 8 .3
AQR Managed Futures Strategy HV Offshore Fund Ltd. ......................................... 377,167,122 6 .4
AQR Multi-Asset Offshore Fund Ltd. ........................................................ 265,718,906 7 .4
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd. .................................... 363,506,452 23 .0
AQR Style Premia Alternative Offshore Fund Ltd. .............................................. 582,616,010 4 .4
AQR Trend Total Return Offshore Fund Ltd. ................................................... 91,956,624 8 .3

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
Cash: Cash comprises U.S. dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
Due from/to Brokers: Due from/to brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign denominated assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and changes between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Related Income:  Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated using the specific identification cost method. Interest income (expense) is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. The
Funds record distributions received in excess of income from underlying investments, such as real estate investment trusts, as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions
.
The Funds may be subject to foreign taxes on income or capital gains on investments, a portion of which may be recoverable. Dividend income
(expense), net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-dividend date notification.
The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts withheld. Income recognized for these reclaims, if any, is included in dividend income on the Statements of Operations. Additionally, there may be reclaims that include amounts withheld in prior years, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (“EU”) and subsequent rulings by the
European Court of Justice (“ECJ”). Income recognized related to EU reclaims pursuant to the ECJ rulings are reported as European Union tax reclaims on the Statements of Operations, if material. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Expenses incurred related to EU reclaims that are contingent upon successful receipt of EU reclaims are reported as European Union tax reclaim fees on the Statements of Operations, if material.
The FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”), enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The additional disclosure requirements of ASU 2023-09 are applicable only to annual financial statements and, therefore, are not included in these financial statements.
Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to (i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, (ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and selected counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity option contracts or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivative transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is reported as deposits with brokers for futures contracts and deposits with brokers for centrally cleared swaps on the Statements of Assets and Liabilities.
For exchange-traded futures or centrally cleared swap contracts, initial margin is posted, and daily changes in fair value are reported as a payable or receivable on the Statements of Assets and Liabilities as variation margin on futures contracts and variation margin on centrally cleared swaps. Variation margin is determined separately for exchange-traded futures and centrally cleared swap contracts, and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern over-
the-counter (“OTC”) derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC derivatives outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity. Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of investments in securities, at value (securities) or in due from brokers (cash).
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure, net of existing collateral already in place governed under the relevant Master Agreement, with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. Government, money market funds, and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged are presented in the Fund’s Schedule of Investments. Segregation of a Fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reported as a liability and included in due to brokers on the Statements of Assets and Liabilities. As governed by the relevant
Master Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.
For financial reporting purposes, the Funds do not offset derivative assets and liabilities subject to Master Agreements on the Statements of Assets and
Liabilities.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees, and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, and realized gain (loss) and change in unrealized appreciation (depreciation) are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
Certain Funds may invest in other investment companies, including affiliated funds, and, as a result, indirectly bear a portion of the advisory and operating expenses incurred by these entities. Such expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown on the Financial Highlights.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “Regulated
Investment Company” ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for federal income tax is necessary.
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet the more-likely-than-
not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
For federal income tax purposes, taxable income for each Consolidated Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Code and each CFC's taxable income is included in the calculation of the relevant
Consolidated Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Consolidated Funds either in the current period or future periods. Each CFC has a fiscal year end for financial statement consolidation purposes and a conforming tax year end of December 31st.
For the period ended June 30, 2026, AQR Trend Total Return Fund incurred an excise tax liability of $6,149 relating to the tax year 2025.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income, dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.
The Funds utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction. Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid-in capital.
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.
Operating Segments: The Funds' Chief Executive Officer acts as each Fund's chief operating decision maker (“CODM”), as defined in FASB ASC Topic
280 Segment Reporting—Improvements to Reportable Segment Disclosures , assessing performance and making decisions about resource allocation.
The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each
Fund as a whole and each Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, as described in its respective prospectus, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Schedule of Investments,
Statements of Operations and Changes in Net Assets, and Financial Highlights.
4. Securities and Other Investments
Affiliate Investments:  Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities or an issuer which is under common control with another fund or trust. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of a portfolio company.
Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in
Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. The LPCI Fund may be considered an affiliated issuer of some of the Funds in the Trust based upon ownership of the outstanding voting securities. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies.
The AQR Diversifying Strategies Fund invests in funds which are managed by the Adviser, and as such assumes the AQR Funds in which it invests to be affiliated issuers.
A summary of transactions with each affiliated issuer is included in the Schedule of Investments, if applicable.
Convertible Securities: Certain Funds invest in preferred stocks and fixed income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock. The premiums attributable to the conversion feature are not amortized.
High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
Inflation-Indexed Bonds: Certain Funds invest in inflation-indexed bonds which are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index.
Inflation-indexed bonds typically pay a fixed rate of interest but that fixed rate is applied to an inflation-adjusted principal amount. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Defaulted Securities and Distressed Investments: Certain Funds held defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. The securities have been identified on the Schedules of
Investments. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. The Funds may invest in distressed investments, which are issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy.
Special Purpose Acquisition Companies (“SPACs”):  Certain Funds invest in common stocks, rights, units, warrants, and other securities of SPACs or similar special purpose entities that pool funds to seek potential acquisition opportunities. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds may be returned to the entity’s shareholders, less certain permitted expenses, and any rights or warrants issued by the SPAC may expire worthless. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a suitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices.
Securities Sold Short: Certain Funds engage in short sales, which is when a Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-
dividend date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is reported as net change in unrealized appreciation (depreciation) on short positions in securities on the Statements of Operations.
The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. The net amounts of income earned or fees incurred are reported as income from securities sold short, net or fees on securities sold short, net, respectively, on the Statements of Operations. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.
Pursuant to a Master Securities Loan Agreement ("MSLA") with State Street Bank and Trust Company (“SSB”), SSB is permitted, subject to certain conditions, to rehypothecate up to 30% of portfolio securities pledged by certain Funds as collateral for securities sold short. Pursuant to the
Rehypothecation Agreement with BNP Paribas (“BNP”), BNP is permitted, subject to certain conditions, to rehypothecate portfolio securities that shall not exceed an amount equal to the market value of portfolio securities sold short, minus any cash in the BNP prime brokerage account. SSB and BNP will collectively be called the “Rehypothecation Agents” herein. The Funds continue to receive dividends and interest on rehypothecated securities. The
Funds also have the right under the SSB MSLA and BNP Rehypothecation Agreement to recall the rehypothecated securities from the Rehypothecation
Agents on demand. If the Rehypothecation Agents fail to deliver the recalled security in a timely manner, the Funds will be compensated by them for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by the Rehypothecation Agents, the Funds may reduce the loan balance outstanding by the amount of the recalled security.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
Repurchase Agreements: Certain Funds enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time.
Under the terms of a Master Repurchase Agreement, the underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. Investments in repurchase agreements are reflected as assets on the
Statements of Assets and Liabilities. Interest earned on repurchase agreements is reported as a component of interest income on the Statements of
Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the
Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements outstanding at period end, if any, are disclosed in each Fund’s Schedule of
Investments.
Reverse Repurchase Agreements: Certain Funds enter into reverse repurchase agreements under the terms of a Master Repurchase Agreement.
A Fund sells a security that it holds to a counterparty with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. Reverse repurchase agreements are accounted for as secured borrowings and are reflected as a liability on the Statements of Assets and
Liabilities. Interest incurred on reverse repurchase agreements is reported as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund monitors collateral market value for the reverse repurchase agreements, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters an insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited. Reverse repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are disclosed in each Fund’s Schedule of Investments.
The following tables present the Funds repurchase agreements and reverse repurchase agreements by counterparty, net of amounts available for offset under Master Repurchase Agreements and any related collateral received or pledged by the Fund as of June 30, 2026:
AQR Macro Opportunities Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS
AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BNPP .......... Repurchase
Agreements $ 8,680,625 $ (8,680,625) $ – $ – $ – $ –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 8,680,625 (8,680,625) – – – –
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
AQR Macro Opportunities Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS
AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BNPP .......... Reverse
Repurchase
Agreements $ 26,754,625 $ (8,680,625) $ 18,074,000 $ (18,074,000) $ – $ –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 26,754,625 (8,680,625) 18,074,000 (18,074,000) – –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $199,045.
AQR MS Fusion Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS
AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BNPP .......... Repurchase
Agreements $ 102,125 $ (102,125) $ – $ – $ – $ –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 102,125 (102,125) – – – –
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
AQR MS Fusion Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS
AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BNPP .......... Reverse
Repurchase
Agreements $ 304,000 $ (102,125) $ 201,875 $ (201,875) $ – $ –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 304,000 (102,125) 201,875 (201,875) – –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $949.
AQR MS Fusion HV Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS
AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BNPP .......... Repurchase
Agreements $ 612,750 $ (612,750) $ – $ – $ – $ –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 612,750 (612,750) – – – –
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
5. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).
The Board has designated the Adviser as the Valuation Designee for the Funds to perform fair value determinations. The Valuation Designee has established a Valuation Committee to assist with oversight and monitoring of the valuation of the Funds’ investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers.
When market quotations are readily available, fair value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotations obtained from pricing services or established market makers. When market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities and other financial derivatives are valued at fair value, as determined in good faith by the Valuation Committee in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active market for the investments existed. These differences could be material.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
AQR MS Fusion HV Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS
AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
BNPP .......... Reverse
Repurchase
Agreements $ 1,925,625 $ (612,750) $ 1,312,875 $ (1,312,875) $ – $ –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,925,625 (612,750) 1,312,875 (1,312,875) – –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $5,482.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume or level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Valuation Inputs and Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Equity securities, including securities sold short, rights, exchange-traded option contracts, warrants, exchange-traded funds, and closed-end funds, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades, and are therefore classified as Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.
An equity for which no sales are reported, as in the case of a security that is traded in the OTC market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified as Level 2. In addition, equities traded outside of the Western Hemisphere, or in foreign markets that close at 4:00 p.m. Eastern time where the market is closed due to a holiday, are generally classified as Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate).
The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The independent pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its NAV.
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified as Level 2. These include certain U.S. Government and sovereign obligations, most government agency securities, investment-grade corporate bonds, and less liquid listed equities. Corporate and sovereign bonds and other fixed income securities are valued at estimated fair value using the latest bid prices or evaluated prices furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated prices are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are classified as Level 2 within the fair value hierarchy.
Investments classified as Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach is generally based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market, and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or lack of marketability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
Exchange-traded derivatives, such as futures and exchange-traded option contracts, are typically classified as Level 1 or Level 2 within the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swap contracts listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward foreign currency exchange, swap and OTC option contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii)
the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Credit default swap and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing service aggregates valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forward, swap and option contracts, have inputs which can generally be corroborated by market data and are therefore classified as Level 2. Those
OTC derivatives that have less liquidity or for which inputs are unobservable are classified as Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.
Repurchase agreements and reverse repurchase agreements are valued based on the respective contract amounts, which approximate fair value.
As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral), and reverse repurchase agreements are carried at the amount of cash received plus accrued interest payable (or interest receivable in periods of increased demand for collateral). These investments are classified as Level 2 within the fair value hierarchy.
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 820,418,868 $ 385,584,453 $ – $ 1,206,003,321
Preferred Stocks
†
.............................. – 575,326 – 575,326
Rights
†
...................................... 21,097 – –
(a)
21,097
Warrants
†
.................................... – – –
(a)
–
(a)
Investment Companies ......................... 241,713,067 – – 241,713,067
U.S. Treasury Obligations ....................... – 127,002,701 – 127,002,701
Interest Rate Swap Contracts * .................... – 5,281,630 – 5,281,630
Total Return Swap Contracts * ..................... – 1,440,052 – 1,440,052
Futures Contracts * ............................. 13,206,026 – – 13,206,026
Forward Foreign Currency Exchange Contracts * ...... – 21,086,594 – 21,086,594
Total Assets $ 1,075,359,058 $ 540,970,756 $ –
(a)
$ 1,616,329,814
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (821,892,849) $ (380,949,402) $ – $ (1,202,842,251)
Preferred Stocks (Sold Short)
†
.................... – (2,147,019) – (2,147,019)
Interest Rate Swap Contracts * .................... – (5,853,868) – (5,853,868)
Total Return Swap Contracts * ..................... – (73,773) – (73,773)
Futures Contracts * ............................. (10,848,205) – – (10,848,205)
Forward Foreign Currency Exchange Contracts * ...... – (21,387,286) – (21,387,286)
Total Liabilities $ (832,741,054) $ (410,411,348) $ – $ (1,243,152,402)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
AQR CVX FUSION FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 25,043,795 $ 10,077,134 $ – $ 35,120,929
Preferred Stocks
†
.............................. – 8,237 – 8,237
Rights
†
...................................... 50 – – 50
Investment Companies ......................... 28,004,786 – – 28,004,786
U.S. Treasury Obligations ....................... – 15,215,182 – 15,215,182
Credit Default Swap Contracts * ................... – 103,157 – 103,157
Interest Rate Swap Contracts * .................... – 269,220 – 269,220
Total Return Swap Contracts * ..................... – 31,058 – 31,058
Futures Contracts * ............................. 882,719 – – 882,719
Forward Foreign Currency Exchange Contracts * ...... – 908,328 – 908,328
Total Assets $ 53,931,350 $ 26,612,316 $ – $ 80,543,666
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (25,819,937) $ (11,927,012) $ – $ (37,746,949)
Preferred Stocks (Sold Short)
†
.................... – (31,690) – (31,690)
Credit Default Swap Contracts * ................... – (38,214) – (38,214)
Interest Rate Swap Contracts * .................... – (354,785) – (354,785)
Total Return Swap Contracts * ..................... – (2,066) – (2,066)
Futures Contracts * ............................. (818,010) – – (818,010)
Forward Foreign Currency Exchange Contracts * ...... – (770,835) – (770,835)
Total Liabilities $ (26,637,947) $ (13,124,602) $ – $ (39,762,549)
AQR DIVERSIFIED ARBITRAGE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 241,727,054 $ 18,971,087 $ 12,361,575 $ 273,059,716
Closed-End Funds ............................. – 3,487 – 3,487
Corporate Bonds .............................. – 69,729,504 125,630 69,855,134
Convertible Bonds ............................. – 775,545,388 – 775,545,388
Rights ...................................... 161,093 57,401 13,204 231,698
Warrants .................................... 348,722 294,478 1,131,318 1,774,518
Securities in Litigation .......................... – – –
(a)
–
(a)
Units ....................................... 9,571,620 – 3,808,235 13,379,855
Investment Companies ......................... 912,205,690 – – 912,205,690
U.S. Treasury Obligations ....................... – 1,044,181,635 – 1,044,181,635
Futures Contracts * ............................. 124,690 – – 124,690
Forward Foreign Currency Exchange Contracts * ...... – 4,156,021 – 4,156,021
Total Return Basket Swap Contracts * ............... – 10,007,627 – 10,007,627
Total Assets $ 1,164,138,869 $ 1,922,946,628 $ 17,439,962 $ 3,104,525,459
– – – –
LIABILITIES
Common Stocks (Sold Short) ..................... $ (380,951,549) $ (59,725,962) $ – $ (440,677,511)
Corporate Bonds (Sold Short) .................... – (26,688,644) – (26,688,644)
Futures Contracts * ............................. (32,032) – – (32,032)
Forward Foreign Currency Exchange Contracts * ...... – (1,467,447) – (1,467,447)
Total Return Basket Swap Contracts * ............... – (10,795,072) – (10,795,072)
Total Liabilities $ (380,983,581) $ (98,677,125) $ – $ (479,660,706)
AQR DIVERSIFYING STRATEGIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ......................... $ 8,451,468,852 $ – $ – $ 8,451,468,852
Total Assets $ 8,451,468,852 $ – $ – $ 8,451,468,852
– – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 4,124,818,893 $ 2,522,507,961 $ – $ 6,647,326,854
Rights
†
...................................... 45,602 – – 45,602
Investment Companies ......................... 713,267,385 – – 713,267,385
U.S. Treasury Obligations ....................... – 903,989,637 – 903,989,637
Forward Foreign Currency Exchange Contracts * ...... – 8,051,331 – 8,051,331
Total Return Basket Swap Contracts * ............... – 39 – 39
Total Assets $ 4,838,131,880 $ 3,434,548,968 $ – $ 8,272,680,848
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (4,141,755,135) $ (2,260,028,742) $ – $ (6,401,783,877)
Preferred Stocks (Sold Short)
†
.................... – (39,613,425) – (39,613,425)
Forward Foreign Currency Exchange Contracts * ...... – (2,554,379) – (2,554,379)
Total Liabilities $ (4,141,755,135) $ (2,302,196,546) $ – $ (6,443,951,681)
AQR LONG-SHORT EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 11,555,913,947 $ 6,744,844,388 $ – $ 18,300,758,335
Rights
†
...................................... 231,532 – – 231,532
Investment Companies ......................... 1,794,277,903 – – 1,794,277,903
U.S. Treasury Obligations ....................... – 2,530,512,009 – 2,530,512,009
Total Return Swap Contracts * ..................... – 11,075,950 – 11,075,950
Futures Contracts * ............................. 25,507,388 – – 25,507,388
Forward Foreign Currency Exchange Contracts * ...... – 21,568,283 – 21,568,283
Total Return Basket Swap Contracts * ............... – – –
(a)
–
(a)
Total Assets $ 13,375,930,770 $ 9,308,000,630 $ –
(a)
$ 22,683,931,400
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (11,546,964,807) $ (5,986,215,726) $ – $ (17,533,180,533)
Preferred Stocks (Sold Short)
†
.................... – (90,990,441) – (90,990,441)
Rights (Sold Short)
†
............................ – (10,822) –
(a)
(10,822)
Total Return Swap Contracts * ..................... – (46,267) – (46,267)
Futures Contracts * ............................. (1,373,679) – – (1,373,679)
Forward Foreign Currency Exchange Contracts * ...... – (36,834,417) – (36,834,417)
Total Liabilities $ (11,548,338,486) $ (6,114,097,673) $ –
(a)
$ (17,662,436,159)
AQR LSE FUSION FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 39,030,229 $ 23,254,169 $ – $ 62,284,398
Rights
†
...................................... 758 – – 758
Investment Companies ......................... 5,138,086 – – 5,138,086
U.S. Treasury Obligations ....................... – 5,666,471 – 5,666,471
Futures Contracts * ............................. 156,686 – – 156,686
Forward Foreign Currency Exchange Contracts * ...... – 84,755 – 84,755
Total Assets $ 44,325,759 $ 29,005,395 $ – $ 73,331,154
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (39,185,964) $ (21,356,536) $ – $ (60,542,500)
Preferred Stocks (Sold Short)
†
.................... – (230,743) – (230,743)
Rights (Sold Short)
†
............................ – – –
(a)
–
(a)
Forward Foreign Currency Exchange Contracts * ...... – (54,180) – (54,180)
Total Liabilities $ (39,185,964) $ (21,641,459) $ –
(a)
$ (60,827,423)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
AQR MACRO OPPORTUNITIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 58,904,724 $ – $ – $ 58,904,724
Repurchase Agreements ........................ – 8,680,625 – 8,680,625
Investment Companies ......................... 484,211,807 – – 484,211,807
U.S. Treasury Obligations ....................... – 433,753,717 – 433,753,717
Credit Default Swap Contracts * ................... – 14,198,400 – 14,198,400
Interest Rate Swap Contracts * .................... – 32,508,165 – 32,508,165
Total Return Swap Contracts * ..................... – 2,716,363 – 2,716,363
Futures Contracts * ............................. 26,545,437 – – 26,545,437
Forward Foreign Currency Exchange Contracts * ...... – 39,086,889 – 39,086,889
Total Assets $ 569,661,968 $ 530,944,159 $ – $ 1,100,606,127
– – – –
LIABILITIES
Reverse Repurchase Agreements ................. $ – $ (26,754,625) $ – $ (26,754,625)
Credit Default Swap Contracts * ................... – (5,613,310) – (5,613,310)
Interest Rate Swap Contracts * .................... – (23,998,331) – (23,998,331)
Total Return Swap Contracts * ..................... – (821,665) – (821,665)
Futures Contracts * ............................. (27,723,909) – – (27,723,909)
Forward Foreign Currency Exchange Contracts * ...... – (32,023,086) – (32,023,086)
Total Liabilities $ (27,723,909) $ (89,211,017) $ – $ (116,934,926)
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 1,774,881,982 $ 904,817,410 $ – $ 2,679,699,392
Rights ...................................... 55,595 12 – 55,607
Investment Companies ......................... 554,728,588 – – 554,728,588
U.S. Treasury Obligations ....................... – 1,805,524,382 – 1,805,524,382
Credit Default Swap Contracts * ................... – 9,200,302 – 9,200,302
Interest Rate Swap Contracts * .................... – 24,481,871 – 24,481,871
Total Return Swap Contracts * ..................... – 3,934,256 – 3,934,256
Futures Contracts * ............................. 40,253,517 – – 40,253,517
Forward Foreign Currency Exchange Contracts * ...... – 99,167,192 – 99,167,192
Total Assets $ 2,369,919,682 $ 2,847,125,425 $ – $ 5,217,045,107
– – – –
LIABILITIES
Common Stocks (Sold Short) ..................... $ (1,759,745,383) $ (910,603,534) $ – $ (2,670,348,917)
Preferred Stocks (Sold Short) ..................... – (6,388,808) – (6,388,808)
Credit Default Swap Contracts * ................... – (3,583,806) – (3,583,806)
Interest Rate Swap Contracts * .................... – (32,588,915) – (32,588,915)
Total Return Swap Contracts * ..................... – (288,010) – (288,010)
Futures Contracts * ............................. (78,892,668) – – (78,892,668)
Forward Foreign Currency Exchange Contracts * ...... – (80,310,029) – (80,310,029)
Total Liabilities $ (1,838,638,051) $ (1,033,763,102) $ – $ (2,872,401,153)
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 1,336,750,695 $ 595,263,141 $ – $ 1,932,013,836
Rights
†
...................................... 22,360 – – 22,360
Investment Companies ......................... 284,620,035 – – 284,620,035
U.S. Treasury Obligations ....................... – 855,227,352 – 855,227,352
Credit Default Swap Contracts * ................... – 7,165,669 – 7,165,669
Interest Rate Swap Contracts * .................... – 17,511,625 – 17,511,625
Total Return Swap Contracts * ..................... – 2,909,415 – 2,909,415
Futures Contracts * ............................. 28,027,937 – – 28,027,937
Forward Foreign Currency Exchange Contracts * ...... – 66,290,326 – 66,290,326
Total Return Basket Swap Contracts * ............... – – –
(a)
–
(a)
Total Assets $ 1,649,421,027 $ 1,544,367,528 $ –
(a)
$ 3,193,788,555
– – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (1,359,794,442) $ (638,099,454) $ – $ (1,997,893,896)
Preferred Stocks (Sold Short)
†
.................... – (2,966,675) – (2,966,675)
Rights (Sold Short)
†
............................ – – –
(a)
–
(a)
Credit Default Swap Contracts * ................... – (2,796,514) – (2,796,514)
Interest Rate Swap Contracts * .................... – (23,370,366) – (23,370,366)
Total Return Swap Contracts * ..................... – (164,026) – (164,026)
Futures Contracts * ............................. (58,152,036) – – (58,152,036)
Forward Foreign Currency Exchange Contracts * ...... – (54,815,034) – (54,815,034)
Total Liabilities $ (1,417,946,478) $ (722,212,069) $ –
(a)
$ (2,140,158,547)
AQR MS FUSION FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 30,942,651 $ 17,158,555 $ – $ 48,101,206
Rights
†
...................................... 905 – – 905
Repurchase Agreements ........................ – 102,125 – 102,125
Investment Companies ......................... 7,637,922 – – 7,637,922
U.S. Treasury Obligations ....................... – 5,901,285 – 5,901,285
Credit Default Swap Contracts * ................... – 17,946 – 17,946
Interest Rate Swap Contracts * .................... – 358,229 – 358,229
Total Return Swap Contracts * ..................... – 21,133 – 21,133
Futures Contracts * ............................. 289,840 – – 289,840
Forward Foreign Currency Exchange Contracts * ...... – 451,206 – 451,206
Total Assets $ 38,871,318 $ 24,010,479 $ – $ 62,881,797
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (31,260,403) $ (16,273,558) $ – $ (47,533,961)
Preferred Stocks (Sold Short)
†
.................... – (205,925) – (205,925)
Rights (Sold Short)
†
............................ – – –
(a)
–
(a)
Reverse Repurchase Agreements ................. – (304,000) – (304,000)
Credit Default Swap Contracts * ................... – (9,092) – (9,092)
Interest Rate Swap Contracts * .................... – (302,489) – (302,489)
Total Return Swap Contracts * ..................... – (8,841) – (8,841)
Futures Contracts * ............................. (57,670) – – (57,670)
Forward Foreign Currency Exchange Contracts * ...... – (367,404) – (367,404)
Total Liabilities $ (31,318,073) $ (17,471,309) $ –
(a)
$ (48,789,382)
AQR MS FUSION HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 150,205,662 $ 81,313,330 $ – $ 231,518,992
Rights
†
...................................... 2,082 – – 2,082
Repurchase Agreements ........................ – 612,750 – 612,750
Investment Companies ......................... 9,266,203 – – 9,266,203
U.S. Treasury Obligations ....................... – 15,050,243 – 15,050,243
Credit Default Swap Contracts * ................... – 126,314 – 126,314
Interest Rate Swap Contracts * .................... – 1,982,041 – 1,982,041
Total Return Swap Contracts * ..................... – 153,097 – 153,097
Futures Contracts * ............................. 1,139,892 – – 1,139,892
Forward Foreign Currency Exchange Contracts * ...... – 2,575,943 – 2,575,943
Total Assets $ 160,613,839 $ 101,813,718 $ – $ 262,427,557
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (152,717,485) $ (76,332,203) $ – $ (229,049,688)
Preferred Stocks (Sold Short)
†
.................... – (1,085,969) – (1,085,969)
Rights (Sold Short)
†
............................ – – –
(a)
–
(a)
Reverse Repurchase Agreements ................. – (1,925,625) – (1,925,625)
Credit Default Swap Contracts * ................... – (46,540) – (46,540)
Interest Rate Swap Contracts * .................... – (1,623,783) – (1,623,783)
Total Return Swap Contracts * ..................... – (46,322) – (46,322)
Futures Contracts * ............................. (292,868) – – (292,868)
Forward Foreign Currency Exchange Contracts * ...... – (2,004,769) – (2,004,769)
Total Liabilities $ (153,010,353) $ (83,065,211) $ –
(a)
$ (236,075,564)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
AQR MULTI-ASSET FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 1,065,995,442 $ 368,169,248 $ –
(a)
$ 1,434,164,690
Preferred Stocks
†
.............................. – 289,759 – 289,759
Rights
†
...................................... 12,485 – – 12,485
Foreign Government Securities ................... – 207,634,868 – 207,634,868
Investment Companies ......................... 564,956,315 – – 564,956,315
U.S. Treasury Obligations ....................... – 729,206,955 – 729,206,955
Total Return Swap Contracts * ..................... – 6,400,118 – 6,400,118
Futures Contracts * ............................. 32,981,034 – – 32,981,034
Forward Foreign Currency Exchange Contracts * ...... – 54,227,879 – 54,227,879
Total Assets $ 1,663,945,276 $ 1,365,928,827 $ –
(a)
$ 3,029,874,103
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (252,103,863) $ (81,599,318) $ – $ (333,703,181)
Preferred Stocks (Sold Short)
†
.................... – (1,045,925) – (1,045,925)
Warrants (Sold Short)
†
.......................... – – –
(a)
–
(a)
Total Return Swap Contracts * ..................... – (4,614,043) – (4,614,043)
Futures Contracts * ............................. (38,395,250) – – (38,395,250)
Forward Foreign Currency Exchange Contracts * ...... – (35,132,379) – (35,132,379)
Total Liabilities $ (290,499,113) $ (122,391,665) $ –
(a)
$ (412,890,778)
AQR RISK-BALANCED COMMODITIES STRATEGY
FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ......................... $ 686,653,521 $ – $ – $ 686,653,521
U.S. Treasury Obligations ....................... – 745,017,128 – 745,017,128
Total Return Swap Contracts * ..................... – 1,420,024 – 1,420,024
Futures Contracts * ............................. 41,511,427 – – 41,511,427
Total Assets $ 728,164,948 $ 746,437,152 $ – $ 1,474,602,100
– – – –
LIABILITIES
Total Return Swap Contracts * ..................... $ – $ (11,555,632) $ – $ (11,555,632)
Futures Contracts * ............................. (101,764,848) – – (101,764,848)
Total Liabilities $ (101,764,848) $ (11,555,632) $ – $ (113,320,480)
AQR STYLE PREMIA ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 3,632,603,567 $ 1,718,556,750 $ – $ 5,351,160,317
Preferred Stocks
†
.............................. – 2,250,844 – 2,250,844
Rights
†
...................................... 179,301 – – 179,301
Investment Companies ......................... 594,527,575 – – 594,527,575
U.S. Treasury Obligations ....................... – 542,715,129 – 542,715,129
Interest Rate Swap Contracts * .................... – 29,172,351 – 29,172,351
Total Return Swap Contracts * ..................... – 13,797,718 – 13,797,718
Futures Contracts * ............................. 45,953,902 – – 45,953,902
Forward Foreign Currency Exchange Contracts * ...... – 94,509,575 – 94,509,575
Total Return Basket Swap Contracts * ............... – 3,683,051 –
(a)
3,683,051
Total Assets $ 4,273,264,345 $ 2,404,685,418 $ –
(a)
$ 6,677,949,763
– – – –
LIABILITIES
Common Stocks (Sold Short)
†
.................... $ (3,507,631,170) $ (1,607,366,962) $ – $ (5,114,998,132)
Preferred Stocks (Sold Short)
†
.................... – (13,461,545) – (13,461,545)
Interest Rate Swap Contracts * .................... – (32,106,414) – (32,106,414)
Total Return Swap Contracts * ..................... – (2,613,751) – (2,613,751)
Futures Contracts * ............................. (37,067,571) – – (37,067,571)
Forward Foreign Currency Exchange Contracts * ...... – (103,307,149) – (103,307,149)
Total Return Basket Swap Contracts * ............... – (1,308,253) – (1,308,253)
Total Liabilities $ (3,544,698,741) $ (1,760,164,074) $ – $ (5,304,862,815)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
Transfers to or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Securities classified as Level 3 in the Schedules of Investments of the AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Long-
Short Equity Fund, AQR LSE Fusion Fund, AQR Managed Futures Strategy HV Fund, AQR MS Fusion Fund, AQR MS Fusion HV Fund, AQR Multi-
Asset Fund and AQR Style Premia Alternative Fund are considered quantitatively insignificant for additional disclosure.
AQR TREND TOTAL RETURN FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 227,950,208 $ 102,071,759 $ – $ 330,021,967
Rights ...................................... 3,346 – – 3,346
Investment Companies ......................... 147,030,380 – – 147,030,380
U.S. Treasury Obligations ....................... – 159,723,102 – 159,723,102
Credit Default Swap Contracts * ................... – 1,132,471 – 1,132,471
Interest Rate Swap Contracts * .................... – 2,760,039 – 2,760,039
Total Return Swap Contracts * ..................... – 443,558 – 443,558
Futures Contracts * ............................. 6,138,087 – – 6,138,087
Forward Foreign Currency Exchange Contracts * ...... – 11,199,284 – 11,199,284
Total Return Basket Swap Contracts * ............... – 87 – 87
Total Assets $ 381,122,021 $ 277,330,300 $ – $ 658,452,321
– – – –
LIABILITIES
Common Stocks (Sold Short) ..................... $ (230,670,395) $ (109,499,470) $ – $ (340,169,865)
Preferred Stocks (Sold Short) ..................... – (298,499) – (298,499)
Credit Default Swap Contracts * ................... – (441,832) – (441,832)
Interest Rate Swap Contracts * .................... – (3,825,452) – (3,825,452)
Total Return Swap Contracts * ..................... – (28,258) – (28,258)
Futures Contracts * ............................. (9,507,667) – – (9,507,667)
Forward Foreign Currency Exchange Contracts * ...... – (9,433,857) – (9,433,857)
Total Liabilities $ (240,178,062) $ (123,527,368) $ – $ (363,705,430)
*
Derivative instruments, including total return swap, futures and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation (depreciation) of the instrument on the Funds’ Schedules of Investments. Credit default swaps, interest rate swaps and total return basket swap contracts are reported at market value.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Securities have zero value.
AQR DIVERSIFIED ARBITRAGE FUND
COMMON
STOCKS
CORPORATE
BONDS RIGHTS WARRANTS
SECURITIES
IN
LITIGATION UNITS
Balance as of December 31, 2025 ................ $ 11,821,321 $ 125,630 $ 30,944 $ 842,708 $ –
(a)
$ 2,877,281
Accrued discounts/(premiums) ................... – – – – – –
Realized gain/(loss) ........................... (25,356,122) – – 11,902 – –
Change in unrealized appreciation/(depreciation) ...... 25,969,140 – (36,727) (120,082) – –
Purchases
1
.................................. 6,672 – – 548,586 – 1,009,134
Sales
2
...................................... (145) – – (66,853) – (78,180)
Transfers into Level 3 .......................... – – 18,987 8,798 – –
Transfers out of Level 3 ......................... (79,291) – – (93,741) – –
Balance as of June 30, 2026 .................... $ 12,361,575 $ 125,630 $ 13,204 $ 1,131,318 $ –
(a)
$ 3,808,235
Change in Unrealized appreciation/(depreciation) for
the securities still held at June 30, 2026 ......... $ 613,017 $ – $ (36,729) $ (4,686) $ – $ –
1
Purchases include all purchases of securities and securities received in corporate actions.
2
Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.
(a)
Securities have zero value.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
6. Federal Income Tax Matters
At June 30, 2026, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book-basis and tax-basis cost of investments were primarily due to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company ("PFIC") transactions).
As of December 31, 2025, for federal income tax purposes, the following Funds have capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Alternative Risk Premia Fund .......................... $ 65,011,440 $ 454,186,152 $ (146,020,180) $ 308,165,972
AQR CVX Fusion Fund ................................... 34,083,777 10,142,512 (3,445,172) 6,697,340
AQR Diversified Arbitrage Fund ............................. 2,603,736,827 133,219,041 (112,091,115) 21,127,926
AQR Diversifying Strategies Fund ........................... 7,823,277,201 647,424,883 (19,233,232) 628,191,651
AQR Equity Market Neutral Fund ........................... 1,004,468,674 1,670,982,186 (846,721,693) 824,260,493
AQR Long-Short Equity Fund .............................. 2,957,184,197 4,294,806,486 (2,230,495,442) 2,064,311,044
AQR LSE Fusion Fund ................................... 357,619 15,872,846 (3,726,734) 12,146,112
AQR Macro Opportunities Fund ............................. 971,660,417 95,009,598 (82,998,814) 12,010,784
AQR Managed Futures Strategy Fund ........................ 1,439,684,927 1,175,247,181 (270,288,154) 904,959,027
AQR Managed Futures Strategy HV Fund ..................... 720,273,594 580,155,155 (246,798,741) 333,356,414
AQR MS Fusion Fund .................................... 1,734,854 15,378,824 (3,021,263) 12,357,561
AQR MS Fusion HV Fund ................................. (12,411,822) 56,949,415 (18,185,600) 38,763,815
AQR Multi-Asset Fund ................................... 2,190,464,979 560,987,890 (134,469,544) 426,518,346
AQR Risk-Balanced Commodities Strategy Fund ................ 1,431,897,735 42,898,283 (113,514,398) (70,616,115)
AQR Style Premia Alternative Fund .......................... 116,769,532 1,980,233,396 (723,915,980) 1,256,317,416
AQR Trend Total Return Fund .............................. 257,748,754 82,069,312 (45,071,175) 36,998,137
FUND SHORT-TERM LONG-TERM
AQR Alternative Risk Premia Fund ................................................. $ 194,599,052 $ —
AQR Diversified Arbitrage Fund .................................................... 40,998,078 4,158,689
AQR Equity Market Neutral Fund .................................................. 521,376,314 —
AQR Long-Short Equity Fund ..................................................... 711,698,918 —
AQR LSE Fusion Fund .......................................................... 1,465,488 —
AQR Macro Opportunities Fund .................................................... — 9,500,651
AQR Managed Futures Strategy Fund ............................................... 825,772,629 485,933,010
AQR Managed Futures Strategy HV Fund
*
........................................... 178,725,948 41,774,642
AQR MS Fusion Fund ........................................................... 1,702,922 —
AQR MS Fusion HV Fund ........................................................ 5,476,352 —
AQR Multi-Asset Fund
*
.......................................................... 77,984,272 27,652,985
AQR Style Premia Alternative Fund ................................................. 1,035,636,610 30,164,500
AQR Trend Total Return Fund ..................................................... 4,912,658 —
* Capital loss carryforwards are reduced for limitations to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
7. Investment Transactions
During the period ended June 30, 2026, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
During the period ended June 30, 2026, the Funds had purchases and sales of long-term U.S. Government obligations, which are included in the table above, as follows:
8. Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. All derivative instruments held by the Funds were subject to a Master Agreement or similar arrangement.
Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and/or to equitize their cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is reported on the Statements of Operations as net change in unrealized appreciation
(depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported on the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown in the Schedule of Investments, up to the contract amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of
Investments.
Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts. When the contract is closed, the
Funds record a realized gain (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts reported on the Statements of Assets and
Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of Investments.
FUND PURCHASES SALES
SECURITIES
SOLD SHORT
COVERS ON
SECURITIES
SOLD SHORT
AQR Alternative Risk Premia Fund .......................... $ 644,824,032 $ 171,338,724 $ 885,649,982 $ 380,367,409
AQR CVX Fusion Fund ................................... 32,217,657 13,590,784 48,995,166 28,857,851
AQR Diversified Arbitrage Fund ............................. 1,448,007,766 1,476,687,123 586,161,018 516,582,480
AQR Diversifying Strategies Fund ........................... 2,784,944,689 41,375,784 — —
AQR Equity Market Neutral Fund ........................... 3,860,258,754 3,990,768,091 4,184,328,783 4,718,468,770
AQR Long-Short Equity Fund .............................. 14,016,423,749 9,647,712,417 15,412,473,257 11,035,132,231
AQR LSE Fusion Fund ................................... 35,815,508 55,852,903 55,640,981 79,360,295
AQR Macro Opportunities Fund ............................. 72,667,917 13,218,044 — —
AQR Managed Futures Strategy Fund ........................ 2,286,280,733 2,271,277,581 3,787,583,167 3,619,316,796
AQR Managed Futures Strategy HV Fund ..................... 1,923,892,788 1,435,287,685 2,328,890,948 1,825,516,931
AQR MS Fusion Fund .................................... 27,722,298 24,964,912 46,230,056 44,129,805
AQR MS Fusion HV Fund ................................. 184,906,363 87,099,446 242,944,003 153,036,191
AQR Multi-Asset Fund ................................... 1,269,309,080 937,898,066 378,453,514 334,992,656
AQR Style Premia Alternative Fund .......................... 2,488,589,747 1,165,187,573 3,499,016,426 1,873,607,164
AQR Trend Total Return Fund .............................. 382,784,699 169,630,738 435,132,116 217,172,748
FUND PURCHASES SALES
AQR Macro Opportunities Fund ......................................................... $ 30,662,663 $ 12,495,214
AQR MS Fusion Fund ................................................................ 405,740 203,587
AQR MS Fusion HV Fund ............................................................. 2,334,570 1,016,854
AQR Multi-Asset Fund ............................................................... 347,924,543 395,551,882

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments.
Swap transactions may be privately negotiated in the OTC market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported on the Statements of Assets and Liabilities. For credit default swap and interest rate swap contracts, an upfront payment received by a Fund is reported as a liability and an upfront payment made by a Fund is reported as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are reported as realized gains (losses) from expiration or closing of swap contracts on the Statements of Operations. The Funds’ use of swap contracts creates additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Total Return Swap Contracts: Certain Funds invest in total return swap contracts to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swap contracts are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on swap contracts on the Statements of Operations. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subjects the
Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swap contracts subjects the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are reported as realized gains (losses) from expiration or closing of swap contracts on the Statements of Operations. Total return swap contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of
Investments.
Total Return Basket Swap Contracts: Certain Funds enter into total return basket swap contracts to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The absolute notional value of the total return basket swap contract represents the accumulated notional value of the underlying long components and absolute notional value of the short components held within the total return basket swap contract at period end. The notional value of each component represents the market value at period end. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset generally monthly. During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Prior to the reset, these amounts are included as a component of the swap value in net cash and other receivables (payables). Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreements between the Funds and the counterparty. The maturity dates are determined from the commencement of investment in each underlying portfolio swap position. A change in the market value of a total return basket swap contract is reported as net change in unrealized appreciation (depreciation) on swap contracts on the Statements of Operations. Cash settlements between a Fund and the counterparty are reported as net realized gain (loss) from expiration or closing of swap contracts on the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are disclosed in each Fund’s Schedule of Investments.
Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Credit default swap contracts are marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on swap contracts. Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is reported as realized gain (loss) from expiration or closing of swap contracts on the Statements of Operations.
Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform
(i.e., make payment) under the swap contract. Implied credit spreads for credit default swap contracts on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a Master Agreement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default swap contract. The Funds' risk of loss associated with these instruments may exceed their value, as shown in the Schedule of Investments. Credit default swap contracts outstanding, including their respective notional amounts at period end, if any, are disclosed in each Fund’s Schedule of Investments.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
Interest Rate Swap Contracts: Certain Funds enter into interest rate swap contracts as part of their investment strategy. Interest rate swap contracts generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap contracts are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are reported as realized gains (losses) from expiration or closing of swap contracts on the Statements of Operations. Interest rate swap contracts are marked to market daily and the change in market value, if any, is reported as net change in unrealized appreciation (depreciation) on swap contracts on the Statements of Operations. The Funds’ risk of loss associated with these instruments may exceed their value, as shown in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Centrally cleared interest rate swap contracts may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are disclosed in each Fund’s
Schedule of Investments.
Option Contracts: Certain Funds may write and purchase put and call option contracts. When a Fund writes a premium-style option contract, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the written option contract. When a security is purchased or sold through an exercise of an option contract, the related premium paid (received) is added to (deducted from) the basis of the security acquired or deducted from (added to) the proceeds of the security sold. When a premium-style option contract expires, a Fund realizes a gain (loss) on the option contract to the extent of the premiums received (paid). When a Fund enters into a closing transaction, the Fund realizes a gain (loss) to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call option contracts subject a Fund to unlimited risk of loss. Written covered call option contracts limit the upside potential of a security above the strike price. Written put option contracts subject a Fund to risk of loss if the value of the security declines below the exercise price minus the put premium. A Fund, as writer of an option contract, bears the market risk of an unfavorable change in the price of the security underlying the written option contract. Written and purchased option contracts are non-income producing investments.
The maximum financial exposure for premium-style written put option contracts is limited to the number of contracts written and the related strike prices.
The number of contracts, strike price, and expiration date for each written put option contract at period end, if any, are disclosed in each Fund’s Schedule of Investments.
The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk exposure and type of derivative contract, as included in the Statements of Assets and Liabilities at June 30, 2026:
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR CVX FUSION
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
Equity Risk Exposure: 6,352,837 521,349 (787,454)
Unrealized Appreciation on Futures Contracts
*
.................................. $ 6,356,895 $ 525,658 $ 7,320
Swaps at Value (Assets)
**
................................................. 1,440,052 31,058 10,007,627
Unrealized Depreciation on Futures Contracts
*
................................. (1,370,337) (33,302) (7,328)
Swaps at Value (Liabilities)
**
............................................... (73,773) (2,066) (10,795,072)
6,352,837 521,349 (787,454)
Foreign Exchange Rate Risk Exposure: (300,692) 137,493 2,688,574
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts ............ 21,086,594 908,328 4,156,021
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts ........... (21,387,286) (770,835) (1,467,447)
(300,692) 137,493 2,688,574
Interest Rate Risk Exposure: (2,360,884) (131,411) 92,666
Unrealized Appreciation on Futures Contracts
*
.................................. 2,181,881 65,354 117,370
Swaps at Value (Assets)
**
................................................. 5,281,630 269,220 –
Unrealized Depreciation on Futures Contracts
*
................................. (3,970,527) (111,201) (24,704)
Swaps at Value (Liabilities)
**
............................................... (5,853,868) (354,785) –
(2,360,884) (131,411) 92,666
Credit Risk Exposure: – 64,942 –
Swaps at Value (Assets)
**
................................................. – 103,157 –
Swaps at Value (Liabilities)
**
............................................... – (38,214) –
– 64,942 –
Commodity Risk Exposure: (840,092) (381,800) –
Unrealized Appreciation on Futures Contracts
*
.................................. 4,667,250 291,707 –
Unrealized Depreciation on Futures Contracts
*
................................. (5,507,341) (673,507) –
(840,092) (381,800) –
Net Fair Value of Derivative Contracts: 2,550,477 210,573 1,206,341
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...................... 2,357,821 64,709 92,658
Swaps at Value
**
........................................................ 794,041 8,370 (787,445)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts (300,692) 137,493 2,688,574

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
AQR EQUITY
MARKET
NEUTRAL FUND
AQR LONG-
SHORT EQUITY
FUND
AQR LSE FUSION
FUND
AQR MACRO
OPPORTUNITIES
FUND
Equity Risk Exposure: 39 35,163,391 156,686 5,995,502
Unrealized Appreciation on Futures Contracts
*
.................. $ – $ 25,507,388 $ 156,686 $ 5,957,459
Swaps at Value (Assets)
**
................................. 39 11,075,950 – 2,716,363
Unrealized Depreciation on Futures Contracts
*
................. – (1,373,679) – (1,856,655)
Swaps at Value (Liabilities)
**
............................... – (46,267) – (821,665)
39 35,163,391 156,686 5,995,502
Foreign Exchange Rate Risk Exposure: 5,496,952 (15,266,134) 30,575 7,063,803
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 8,051,331 21,568,283 84,755 39,086,889
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (2,554,379) (36,834,417) (54,180) (32,023,086)
5,496,952 (15,266,134) 30,575 7,063,803
Interest Rate Risk Exposure: – – – 9,033,124
Unrealized Appreciation on Futures Contracts
*
.................. – – – 4,743,349
Swaps at Value (Assets)
**
................................. – – – 32,508,165
Unrealized Depreciation on Futures Contracts
*
................. – – – (4,220,060)
Swaps at Value (Liabilities)
**
............................... – – – (23,998,331)
– – – 9,033,124
Credit Risk Exposure: – – – 8,585,091
Swaps at Value (Assets)
**
................................. – – – 14,198,400
Swaps at Value (Liabilities)
**
............................... – – – (5,613,310)
– – – 8,585,091
Commodity Risk Exposure: – – – (5,802,564)
Unrealized Appreciation on Futures Contracts
*
.................. – – – 15,844,629
Unrealized Depreciation on Futures Contracts
*
................. – – – (21,647,194)
– – – (5,802,564)
Net Fair Value of Derivative Contracts: 5,496,991 4,631,123 187,261 23,696,486
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... – 24,133,709 156,686 (1,178,472)
Swaps at Value
**
........................................ 39 11,029,683 – 18,989,622
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... 5,496,952 (15,266,134) 30,575 7,063,803
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
AQR MS FUSION
FUND
AQR MS FUSION
HV FUND
Equity Risk Exposure: 10,140,802 6,768,380 240,571 972,123
Unrealized Appreciation on Futures Contracts
*
.................. $ 8,488,495 $ 5,561,861 $ 257,502 $ 994,085
Swaps at Value (Assets)
**
................................. 3,934,256 2,909,415 21,133 153,097
Unrealized Depreciation on Futures Contracts
*
................. (1,993,939) (1,538,870) (29,224) (128,737)
Swaps at Value (Liabilities)
**
............................... (288,010) (164,026) (8,841) (46,322)
10,140,802 6,768,380 240,571 972,123
Foreign Exchange Rate Risk Exposure: 18,857,163 11,475,292 83,802 571,174
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 99,167,192 66,290,326 451,206 2,575,943
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (80,310,029) (54,815,034) (367,404) (2,004,769)
18,857,163 11,475,292 83,802 571,174
Interest Rate Risk Exposure: (10,331,349) (8,305,682) 59,631 339,934
Unrealized Appreciation on Futures Contracts
*
.................. 7,692,039 5,065,067 32,338 145,807
Swaps at Value (Assets)
**
................................. 24,481,871 17,511,625 358,229 1,982,041
Unrealized Depreciation on Futures Contracts
*
................. (9,916,343) (7,512,008) (28,446) (164,131)
Swaps at Value (Liabilities)
**
............................... (32,588,915) (23,370,366) (302,489) (1,623,783)
(10,331,349) (8,305,682) 59,631 339,934
Credit Risk Exposure: 5,616,496 4,369,155 8,854 79,774
Swaps at Value (Assets)
**
................................. 9,200,302 7,165,669 17,946 126,314
Swaps at Value (Liabilities)
**
............................... (3,583,806) (2,796,514) (9,092) (46,540)
5,616,496 4,369,155 8,854 79,774
Commodity Risk Exposure: (42,909,403) (31,700,149) – –
Unrealized Appreciation on Futures Contracts
*
.................. 24,072,983 17,401,009 – –
Unrealized Depreciation on Futures Contracts
*
................. (66,982,386) (49,101,158) – –
(42,909,403) (31,700,149) – –
Net Fair Value of Derivative Contracts: (57,265,442) (47,517,103) 392,858 1,963,005
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... (38,639,151) (30,124,099) 232,170 847,024

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
AQR MS FUSION
FUND
AQR MS FUSION
HV FUND
Swaps at Value
**
........................................ 1,155,698 1,255,803 76,886 544,807
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... 18,857,163 11,475,292 83,802 571,174
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR TREND
TOTAL RETURN
FUND
Equity Risk Exposure: 11,641,652 – 25,486,223 2,564,939
Unrealized Appreciation on Futures Contracts
*
.................. $ 10,262,693 $ – $ 18,254,630 $ 2,402,513
Swaps at Value (Assets)
**
................................. 6,400,118 – 17,480,769 443,645
Unrealized Depreciation on Futures Contracts
*
................. (1,618,642) – (6,327,172) (252,961)
Swaps at Value (Liabilities)
**
............................... (3,402,517) – (3,922,004) (28,258)
11,641,652 – 25,486,223 2,564,939
Foreign Exchange Rate Risk Exposure: 19,095,500 – (8,797,574) 1,765,427
Unrealized Appreciation on Forward Foreign Currency Exchange
Contracts ............................................. 54,227,879 – 94,509,575 11,199,284
Unrealized Depreciation on Forward Foreign Currency Exchange
Contracts ............................................. (35,132,379) – (103,307,149) (9,433,857)
19,095,500 – (8,797,574) 1,765,427
Interest Rate Risk Exposure: 6,097,073 – (15,860,756) (1,375,349)
Unrealized Appreciation on Futures Contracts
*
.................. 11,770,926 – 9,144,446 800,695
Swaps at Value (Assets)
**
................................. – – 29,172,351 2,760,039
Unrealized Depreciation on Futures Contracts
*
................. (5,673,853) – (22,071,140) (1,110,631)
Swaps at Value (Liabilities)
**
............................... – – (32,106,414) (3,825,452)
6,097,073 – (15,860,756) (1,375,349)
Credit Risk Exposure: – – – 690,639
Swaps at Value (Assets)
**
................................. – – – 1,132,471
Swaps at Value (Liabilities)
**
............................... – – – (441,832)
– – – 690,639
Commodity Risk Exposure: (21,366,866) (70,389,029) 9,885,566 (5,209,196)
Unrealized Appreciation on Futures Contracts
*
.................. 10,947,415 41,511,427 18,554,826 2,934,879
Swaps at Value (Assets)
**
................................. – 1,420,024 – –
Unrealized Depreciation on Futures Contracts
*
................. (31,102,755) (101,764,848) (8,669,259) (8,144,075)
Swaps at Value (Liabilities)
**
............................... (1,211,526) (11,555,632) – –
(21,366,866) (70,389,029) 9,885,566 (5,209,196)
Net Fair Value of Derivative Contracts: 10,053,143 (140,778,058) 1,915,885 (4,933,120)
Unrealized Appreciation (Depreciation) on Futures Contracts
*
...... (5,414,216) (60,253,421) 8,886,331 (3,369,580)
Swaps at Value
**
........................................ 1,786,075 (10,135,608) 10,624,702 40,613
Unrealized Appreciation (Depreciation) on Forward Foreign Currency
Exchange Contracts ..................................... 19,095,500 – (8,797,574) 1,765,427
* Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported on the Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities.
** Includes the fair value of centrally cleared swap contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and type of derivative contract, on the Statements of Operations for the period ended June 30, 2026:
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR CVX FUSION
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 33,803,161 2,215,934 (3,497,786)
Futures Contracts ....................................................... $ 30,752,819 $ 2,191,849 $ 501,296
Swap Contracts ........................................................ 3,086,112 25,751 (3,996,794)
Written Option Contracts .................................................. 85,363 5,102 –
Purchased Option Contracts
*
............................................... (121,133) (6,768) (2,289)
33,803,161.390012 2,215,934.040013 (3,497,786.34)
Foreign Exchange Rate Risk Exposure: 2,610,051 88,224 (1,586,164)
Forward Foreign Currency Exchange Contracts ................................. 2,610,051 88,224 (1,586,164)
2,610,051.42 88,223.79 (1,586,164.46)
Interest Rate Risk Exposure: (12,800,987) (164,473) 13,637,006
Futures Contracts ....................................................... (10,866,750) 25,835 4,946,408
Swap Contracts ........................................................ (1,660,754) (178,789) 8,690,598
Purchased Option Contracts
*
............................................... (273,483) (11,519) –
13,637,005.96
Credit Risk Exposure: 0 (18,397) 59,453
Swap Contracts ........................................................ – (18,398) 59,453
59,452.96
Commodity Risk Exposure: 34,559,305 483,147 –
Futures Contracts ....................................................... 34,559,305 483,147 –
34,559,304.84 483,146.84 –
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: 4,269,625 488,402 (3,564,083)
Futures Contracts ....................................................... 3,511,431 457,679 (4,873)
Swap Contracts ........................................................ 793,621 32,869 (3,559,210)
Written Option Contracts .................................................. (35,427) (2,147) –
Purchased Option Contracts ............................................... 150,476 9,119 –
4,269,625 488,402 3,564,083
Foreign Exchange Rate Risk Exposure: 2,975,461 176,949 4,036,215
Forward Foreign Currency Exchange Contracts ................................. 2,975,461 176,949 4,036,215
2,975,461 176,949 4,036,215
Interest Rate Risk Exposure: 3,344,283 196,985 2,585,122
Futures Contracts ....................................................... (1,308,771) (55,911) (552,446)
Swap Contracts ........................................................ (2,035,512) (141,074) (2,032,675)
Purchased Option Contracts ............................................... 1,871 79 –
3,344,283 196,985 2,585,122
Credit Risk Exposure: – 2,384 61,615
Swap Contracts ........................................................ – 2,385 61,615
– 2,384 61,615
Commodity Risk Exposure: 2,724,744 402,729 –
Futures Contracts ....................................................... (2,724,743) (402,729) –
2,724,744 402,729 –
AQR EQUITY
MARKET
NEUTRAL FUND
AQR LONG-
SHORT EQUITY
FUND
AQR LSE FUSION
FUND
AQR MACRO
OPPORTUNITIES
FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 27 266,325,324 1,478,667 23,608,684
Futures Contracts ....................................... $ – $ 239,435,131 $ 1,478,667 $ 9,414,587
Swap Contracts ........................................ 27 26,890,193 – 14,231,633
Written Option Contracts .................................. – – – 139,138
Purchased Option Contracts
*
............................... – – – (176,675)
27.28 1,478,666.8 23,608,684.42
Foreign Exchange Rate Risk Exposure: (1,502,120) 18,545,927 15,441 (11,064,067)
Forward Foreign Currency Exchange Contracts ................. (1,502,120) 18,545,927 15,441 (11,064,067)
(1,502,120.03) 18,545,927.13 15,440.86 (11,064,067.02)
Interest Rate Risk Exposure: – – – (33,873,127)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
AQR EQUITY
MARKET
NEUTRAL FUND
AQR LONG-
SHORT EQUITY
FUND
AQR LSE FUSION
FUND
AQR MACRO
OPPORTUNITIES
FUND
Futures Contracts ....................................... – – – (8,800,234)
Swap Contracts ........................................ – – – (24,617,369)
Purchased Option Contracts
*
............................... – – – (455,523)
– – –
Credit Risk Exposure: – – – (1,073,565)
Swap Contracts ........................................ – – – (1,073,565)
– – –
Commodity Risk Exposure: – – – (5,669,184)
Futures Contracts ....................................... – – – (5,669,184)
– – – (5,669,183.76)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: 26 21,036,419 68,150 5,798,807
Futures Contracts ....................................... – 14,063,029 68,150 4,715,556
Swap Contracts ........................................ 26 6,973,391 – 1,142,296
Written Option Contracts .................................. – – – (59,045)
Purchased Option Contracts ............................... – – – 250,794
26 21,036,419 68,150 5,798,807
Foreign Exchange Rate Risk Exposure: 8,089,748 23,204,361 27,408 12,539,535
Forward Foreign Currency Exchange Contracts ................. 8,089,748 (23,204,361) 27,408 12,539,535
8,089,748 23,204,361 27,408 12,539,535
Interest Rate Risk Exposure: – – – 1,068,406
Futures Contracts ....................................... – – – (2,398,159)
Swap Contracts ........................................ – – – 1,329,752
Purchased Option Contracts ............................... – – – 3,117
– – – 1,068,406
Credit Risk Exposure: – – – 652,787
Swap Contracts ........................................ – – – 652,787
– – – 652,787
Commodity Risk Exposure: – – – 9,770,767
Futures Contracts ....................................... – – – (9,770,769)
– – – 9,770,767
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
AQR MS FUSION
FUND
AQR MS FUSION
HV FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 31,171,148 18,196,824 1,864,755 5,425,715
Futures Contracts ....................................... $ 7,754,508 $ 4,522,366 $ 1,726,724 $ 4,975,950
Swap Contracts ........................................ 23,574,134 13,769,425 130,584 453,098
Written Option Contracts .................................. 506,502 290,830 1,376 10,205
Purchased Option Contracts
*
............................... (663,997) (385,796) 6,071 (13,537)
31,171,147.969999 18,196,824.340006 1,864,755.499985 5,425,715.36
Foreign Exchange Rate Risk Exposure: 7,952,702 3,603,367 (152,718) (718,904)
Forward Foreign Currency Exchange Contracts ................. 7,952,702 3,603,367 (152,718) (718,904)
7,952,702.42 3,603,366.78 (152,717.79) (718,903.81)
Interest Rate Risk Exposure: (7,197,174) (7,083,948) (554,412) (2,201,967)
Futures Contracts ....................................... 2,118,074 536,206 (62,277) (349,565)
Swap Contracts ........................................ (7,307,361) (6,617,780) (483,135) (1,837,882)
Purchased Option Contracts
*
............................... (2,007,887) (1,002,374) (9,000) (14,520)
Credit Risk Exposure: (405,293) (275,270) (12,029) (11,072)
Swap Contracts ........................................ (405,293) (275,270) (12,029) (11,072)
Commodity Risk Exposure: 99,902,397 54,356,165 – –
Futures Contracts ....................................... 99,902,397 54,356,165 – –
99,902,396.5 54,356,164.92 – –
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: 9,703,530 6,605,224 174,486 837,617
Futures Contracts ....................................... 7,599,847 4,857,556 166,245 756,741
Swap Contracts ........................................ 2,317,319 1,870,052 9,313 85,170
Written Option Contracts .................................. (213,636) (122,384) (1,073) (4,295)

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
AQR MS FUSION
FUND
AQR MS FUSION
HV FUND
Purchased Option Contracts ............................... 907,417 519,827 4,559 18,240
9,703,530 6,605,224 174,486 837,617
Foreign Exchange Rate Risk Exposure: 26,224,437 14,928,909 185,800 972,461
Forward Foreign Currency Exchange Contracts ................. 26,224,437 14,928,909 185,800 972,461
26,224,437 14,928,909 185,800 972,461
Interest Rate Risk Exposure: 13,094,690 9,960,540 136,779 426,515
Futures Contracts ....................................... (3,892,359) (3,489,330) (34,156) (170,272)
Swap Contracts ........................................ (9,202,331) (6,471,210) (102,623) (256,243)
Purchased Option Contracts ............................... 13,745 6,859 62 100
13,094,690 9,960,540 136,779 426,515
Credit Risk Exposure: 77,937 187,798 1,074 3,149
Swap Contracts ........................................ 77,937 187,798 1,074 3,149
77,937 187,798 1,074 3,149
Commodity Risk Exposure: 58,048,708 40,321,145 – –
Futures Contracts ....................................... (58,048,708) (40,321,145) – –
58,048,708 40,321,145 – –
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR TREND
TOTAL RETURN
FUND
Realized Gain (Loss) on Derivatives
Equity Risk Exposure: 28,945,258 – 86,152,034 10,725,946
Futures Contracts ....................................... $ 21,898,465 $ – $ 69,165,765 $ 9,636,912
Swap Contracts ........................................ 7,046,793 – 17,122,004 1,104,811
Written Option Contracts .................................. – – 391,499 24,135
Purchased Option Contracts
*
............................... – – (527,234) (39,913)
28,945,257.75 – 86,152,033.67 10,725,945.609991
Foreign Exchange Rate Risk Exposure: 21,150,755 – 15,094,620 1,173,918
Forward Foreign Currency Exchange Contracts ................. 21,150,755 – 15,094,620 1,173,918
21,150,755.09 – 15,094,620.43 1,173,918.19
Interest Rate Risk Exposure: (54,219,375) – (11,495,845) (1,923,683)
Futures Contracts ....................................... (54,219,375) – (1,150,006) (52,922)
Swap Contracts ........................................ – – (8,887,941) (1,809,799)
Purchased Option Contracts
*
............................... – – (1,457,898) (60,962)
(54,219,374.58) –
Credit Risk Exposure: – – 0 (64,599)
Swap Contracts ........................................ – – – (64,599)
– –
Commodity Risk Exposure: 85,380,599 191,349,811 4,003,278 3,647,923
Futures Contracts ....................................... 83,385,995 146,064,941 4,003,278 3,647,923
Swap Contracts ........................................ 1,994,604 45,284,870 – –
85,380,598.7 191,349,810.98 4,003,277.62 3,647,922.96
Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk Exposure: 10,605,865 – 13,092,477 2,501,192
Futures Contracts ....................................... 8,465,252 – 6,779,711 2,155,041
Swap Contracts ........................................ 2,140,613 – 6,477,018 355,813
Written Option Contracts .................................. – – (164,252) (9,662)
Purchased Option Contracts ............................... – – 697,662 41,039
10,605,865 – 13,092,477 2,501,192
Foreign Exchange Rate Risk Exposure: 25,423,883 – 12,278,052 1,971,479
Forward Foreign Currency Exchange Contracts ................. 25,423,883 – 12,278,052 1,971,479
25,423,883 – 12,278,052 1,971,479
Interest Rate Risk Exposure: 14,026,009 – 30,003,148 1,087,795
Futures Contracts ....................................... 14,026,009 – (18,351,389) (404,274)
Swap Contracts ........................................ – – (11,651,759) (683,521)
Purchased Option Contracts ............................... – – 9,977 417
14,026,009 – 30,003,148 1,087,795
Credit Risk Exposure: – – – 73,745
Swap Contracts ........................................ – – – 73,745
– – – 73,745

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
The following tables present the Funds’ gross OTC derivative assets and liabilities, by counterparty and type of derivative contract, net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Funds as of June 30, 2026:
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
AQR TREND
TOTAL RETURN
FUND
Commodity Risk Exposure: 35,701,320 103,663,279 21,818,376 5,914,604
Futures Contracts ....................................... (34,489,794) (93,822,521) 21,818,376 (5,914,604)
Swap Contracts ........................................ (1,211,526) (9,840,758) – –
35,701,320 103,663,279 21,818,376 5,914,604
*
Realized gain (loss) on purchased option contracts are included in net realized gain (loss) from transactions in investment securities on the Statement of
Operations.
AQR Alternative Risk Premia Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 10,536,667 $ (10,536,667) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 10,549,927 (10,549,927) – – – –
MLIN .......... Total Return Swap
Contracts 1,279,073 (14,376) 1,264,697 – – 1,264,697
MSCS .......... Total Return Swap
Contracts 160,979 (47,103) 113,876 – (1,108) 112,768
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 22,526,646 (21,148,073) 1,378,573 – (1,108) 1,377,465
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
AQR Alternative Risk Premia Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 10,691,963 $ (10,536,667) $ 155,296 $ – $ (155,296) $ –
GSIN .......... Total Return Swap
Contracts 12,294 – 12,294 (12,294) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 10,695,323 (10,549,927) 145,396 – (145,396) –
MLIN .......... Total Return Swap
Contracts 14,376 (14,376) – – – –
MSCS .......... Total Return Swap
Contracts 47,103 (47,103) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 21,461,059 (21,148,073) 312,986 (12,294) (300,692) –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $110,636 and total additional collateral pledged was $21,262,710.
AQR CVX Fusion Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 454,628 $ (385,934) $ 68,694 $ – $ (68,694) $ –
JPMC .......... Total Return Swap
Contracts 31,058 – 31,058
JPMC .......... Forward Foreign
Currency Exchange
Contracts 453,700 (384,901) 68,799
Total JPMC 484,758 (384,901) 99,857 – – 99,857
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 939,386 (770,835) 168,551 – (68,694) 99,857
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
AQR CVX Fusion Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 385,934 $ (385,934) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 384,901 (384,901) – – – –
MSCS .......... Total Return Swap
Contracts 2,066 – 2,066 – (2,066) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 772,901 (770,835) 2,066 – (2,066) –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $41,372 and total additional collateral pledged was $316,104.
AQR Diversified Arbitrage Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
BNPP .......... Total Return Basket
Swap Contracts $ 3,900,179 $ – $ 3,900,179 $ – $ (8,080) $ 3,892,099
CITI ........... Forward Foreign
Currency Exchange
Contracts 4,156,021 (1,467,447) 2,688,574 – (2,688,574) –
GSIN .......... Total Return Basket
Swap Contracts 6,089,881 (6,089,881) – – – –
JPMC .......... Total Return Basket
Swap Contracts 1,198 (1,198) – – – –
MSIP .......... Total Return Basket
Swap Contracts 16,369 – 16,369 – – 16,369
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 14,163,648 (7,558,526) 6,605,122 – (2,696,654) 3,908,468
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
AQR Diversified Arbitrage Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 1,467,447 $ (1,467,447) $ – $ – $ – $ –
GSIN .......... Total Return Basket
Swap Contracts 7,313,001 (6,089,881) 1,223,120 (1,223,120) – –
JPMC .......... Total Return Basket
Swap Contracts 135,409 (1,198) 134,211 – (134,211) –
MLIN .......... Total Return Basket
Swap Contracts 3,346,662 – 3,346,662 – (3,346,662) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 12,262,519 (7,558,526) 4,703,993 (1,223,120) (3,480,873) –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $120,742 and total additional collateral pledged was $394,383,382.
AQR Equity Market Neutral Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 4,025,543 $ (1,277,251) $ 2,748,292 $ – $ (2,748,292) $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 4,025,788 (1,277,128) 2,748,660 – – 2,748,660
MSIP .......... Total Return Basket
Swap Contracts 39 – 39 – – 39
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 8,051,370 (2,554,379) 5,496,991 – (2,748,292) 2,748,699
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
AQR Equity Market Neutral Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 1,277,251 $ (1,277,251) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,277,128 (1,277,128) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,554,379 (2,554,379) – – – –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $569,044 and total additional collateral pledged was $6,311,055.
AQR Long-Short Equity Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 10,789,697 $ (10,789,697) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 2,378,081 (35,695) 2,342,386 – – 2,342,386
JPMC .......... Total Return Swap
Contracts 8,697,869 (10,572) 8,687,297
JPMC .......... Forward Foreign
Currency Exchange
Contracts 10,778,586 (10,778,586) –
Total JPMC 19,476,455 (10,789,158) 8,687,297 – – 8,687,297
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 32,644,233 (21,614,550) 11,029,683 – – 11,029,683
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
AQR Long-Short Equity Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 18,415,015 $ (10,789,697) $ 7,625,318 $ – $ (7,625,318) $ –
GSIN .......... Total Return Swap
Contracts 35,695 (35,695) – – – –
JPMC .......... Total Return Swap
Contracts 10,572 (10,572) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 18,419,402 (10,778,586) 7,640,816
Total JPMC 18,429,974 (10,789,158) 7,640,816 (7,640,816) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 36,880,684 (21,614,550) 15,266,134 (7,640,816) (7,625,318) –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $46,291,647.
AQR LSE Fusion Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 42,371 $ (27,090) $ 15,281 $ – $ – $ 15,281
JPMC .......... Forward Foreign
Currency Exchange
Contracts 42,384 (27,090) 15,294 – – 15,294
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 84,755 (54,180) 30,575 – – 30,575
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
AQR LSE Fusion Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 27,090 $ (27,090) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 27,090 (27,090) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 54,180 (54,180) – – – –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty.
AQR Macro Opportunities Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 19,512,007 $ (15,973,448) $ 3,538,559 $ – $ (3,538,559) $ –
GSIN .......... Total Return Swap
Contracts 1,553,889 (499,855) 1,054,034 – (361,816) 692,218
JPMC .......... Forward Foreign
Currency Exchange
Contracts 19,574,882 (16,049,638) 3,525,244 – – 3,525,244
MLIN .......... Total Return Swap
Contracts 1,162,474 (321,810) 840,664 – (184,935) 655,729
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 41,803,252 (32,844,751) 8,958,501 – (4,085,310) 4,873,191
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
AQR Macro Opportunities Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 15,973,448 $ (15,973,448) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 499,855 (499,855) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 16,049,638 (16,049,638) – – – –
MLIN .......... Total Return Swap
Contracts 321,810 (321,810) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 32,844,751 (32,844,751) – – – –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $1,316,303 and total additional collateral pledged was $30,033,597.
AQR Managed Futures Strategy Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 49,547,708 $ (40,144,801) $ 9,402,907 $ – $ (9,402,907) $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 49,619,484 (40,165,228) 9,454,256 – (9,454,256) –
MLIN .......... Total Return Swap
Contracts 2,456,402 – 2,456,402 – (2,281,158) 175,244
MSCS .......... Total Return Swap
Contracts 1,477,854 (278,999) 1,198,855 – (865,036) 333,819
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 103,101,448 (80,589,028) 22,512,420 – (22,003,357) 509,063
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
AQR Managed Futures Strategy Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 40,144,801 $ (40,144,801) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 9,011 – 9,011 (9,011) – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 40,165,228 (40,165,228) – – – –
MSCS .......... Total Return Swap
Contracts 278,999 (278,999) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 80,598,039 (80,589,028) 9,011 (9,011) – –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $7,974,467 and total additional collateral pledged was $79,683,602.
AQR Managed Futures Strategy HV Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 33,122,330 $ (27,402,004) $ 5,720,326 $ – $ (5,720,326) $ –
GSIN .......... Total Return Swap
Contracts 1,043,769 (120,042) 923,727 – (923,727) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 33,167,996 (27,413,030) 5,754,966 – – 5,754,966
MLIN .......... Total Return Swap
Contracts 1,865,646 (43,984) 1,821,662 – (1,556,954) 264,708
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 69,199,741 (54,979,060) 14,220,681 – (8,201,007) 6,019,674
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
AQR Managed Futures Strategy HV Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 27,402,004 $ (27,402,004) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 120,042 (120,042) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 27,413,030 (27,413,030) – – – –
MLIN .......... Total Return Swap
Contracts 43,984 (43,984) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 54,979,060 (54,979,060) – – – –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $2,803,193 and total additional collateral pledged was $52,151,028.
AQR MS Fusion Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 225,520 $ (183,721) $ 41,799 $ – $ – $ 41,799
GSIN .......... Total Return Swap
Contracts 21,133 (2,628) 18,505 – – 18,505
JPMC .......... Forward Foreign
Currency Exchange
Contracts 225,686 (183,683) 42,003 – – 42,003
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 472,339 (370,032) 102,307 – – 102,307
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
AQR MS Fusion Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 183,721 $ (183,721) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 2,628 (2,628) – – – –
JPMC .......... Total Return Swap
Contracts 6,213 – 6,213
JPMC .......... Forward Foreign
Currency Exchange
Contracts 183,683 (183,683) –
Total JPMC 189,896 (183,683) 6,213 – (1,520) 4,693
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 376,245 (370,032) 6,213 – (1,520) 4,693
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $141,371.
AQR MS Fusion HV Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 1,287,663 $ (1,002,842) $ 284,821 $ – $ – $ 284,821
GSIN .......... Total Return Swap
Contracts 153,097 (21,254) 131,843 – – 131,843
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,288,280 (1,001,927) 286,353 – (200,586) 85,767
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,729,040 (2,026,023) 703,017 – (200,586) 502,431
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
AQR MS Fusion HV Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 1,002,842 $ (1,002,842) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 21,254 (21,254) – – – –
JPMC .......... Total Return Swap
Contracts 25,068 – 25,068
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,001,927 (1,001,927) –
Total JPMC 1,026,995 (1,001,927) 25,068 – (5,025) 20,043
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,051,091 (2,026,023) 25,068 – (5,025) 20,043
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $891,873.
AQR Multi-Asset Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 27,090,286 $ (17,558,406) $ 9,531,880 $ – $ (9,531,880) $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 27,137,593 (17,573,973) 9,563,620 – – 9,563,620
MLIN .......... Total Return Swap
Contracts 6,233,016 (3,402,517) 2,830,499 – (723,527) 2,106,972
MSCS .......... Total Return Swap
Contracts 167,102 – 167,102 – – 167,102
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 60,627,997 (38,534,896) 22,093,101 – (10,255,407) 11,837,694
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
AQR Multi-Asset Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 17,558,406 $ (17,558,406) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 17,573,973 (17,573,973) – – – –
MLIN .......... Total Return Swap
Contracts 3,402,517 (3,402,517) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 38,534,896 (38,534,896) – – – –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $649,656 and total additional collateral pledged was $31,803,093.
AQR Multi-Asset Offshore Fund Ltd.
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
JPMC .......... Total Return Swap
Contracts $ 1,211,526 $ – $ 1,211,526 $ – $ (1,211,526) $ –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,211,526 – 1,211,526 – (1,211,526) –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $5,822,837.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd.
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
JPMC .......... Total Return Swap
Contracts $ 1,420,024 $ (1,420,024) $ – $ – $ – $ –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,420,024 (1,420,024) – – – –
– – – – – –
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
JPMC .......... Total Return Swap
Contracts $ 11,555,632 $ (1,420,024) $ 10,135,608 $ – $ (10,135,608) $ –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 11,555,632 (1,420,024) 10,135,608 – (10,135,608) –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $25,476,463.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
AQR Style Premia Alternative Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 7,254,809 $ (2,598,230) $ 4,656,579
CITI ........... Forward Foreign
Currency Exchange
Contracts 47,274,223 (47,274,223) –
Total CITI 54,529,032 (49,872,453) 4,656,579 $ – $ – $ 4,656,579
GSIN .......... Total Return Swap
Contracts 327,623 – 327,623
GSIN .......... Total Return Basket
Swap Contracts 724,179 (492,421) 231,758
Total GSIN 1,051,802 (492,421) 559,381 – (4,135) 555,246
JPMC .......... Total Return Swap
Contracts 762,211 (15,521) 746,690
JPMC .......... Forward Foreign
Currency Exchange
Contracts 47,235,352 (47,235,352) –
JPMC .......... Total Return Basket
Swap Contracts 2,958,872 (528,792) 2,430,080
Total JPMC 50,956,435 (47,779,665) 3,176,770 – – 3,176,770
MLIN .......... Total Return Swap
Contracts 5,453,075 – 5,453,075 – (5,453,075) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 111,990,344 (98,144,539) 13,845,805 – (5,457,210) 8,388,595
– – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
AQR Style Premia Alternative Fund (continued)
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Total Return Swap
Contracts $ 2,598,230 $ (2,598,230) $ –
CITI ........... Forward Foreign
Currency Exchange
Contracts 51,685,175 (47,274,223) 4,410,952
Total CITI 54,283,405 (49,872,453) 4,410,952 $ – $ (4,410,952) $ –
GSIN .......... Total Return Basket
Swap Contracts 492,421 (492,421) – – – –
JPMC .......... Total Return Swap
Contracts 15,521 (15,521) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 51,621,974 (47,235,352) 4,386,622
JPMC .......... Total Return Basket
Swap Contracts 528,792 (528,792) –
Total JPMC 52,166,287 (47,779,665) 4,386,622 (4,386,622) – –
MLIN .......... Total Return Basket
Swap Contracts 128,068 – 128,068 (128,068) – –
MSIP .......... Total Return Basket
Swap Contracts 158,972 – 158,972 (158,972) – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 107,229,153 (98,144,539) 9,084,614 (4,673,662) (4,410,952) –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $612,300 and total additional collateral pledged was $139,043,255.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
AQR Trend Total Return Fund
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
ASSETS
PRESENTED IN
THE
STATEMENT
OF ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 5,596,317 $ (4,716,928) $ 879,389 $ – $ (879,389) $ –
GSIN .......... Total Return Swap
Contracts 158,248 (28,258) 129,990 – – 129,990
JPMC .......... Total Return Swap
Contracts 285,310 – 285,310
JPMC .......... Forward Foreign
Currency Exchange
Contracts 5,602,967 (4,716,929) 886,038
Total JPMC 5,888,277 (4,716,929) 1,171,348 – (520,553) 650,795
MLIN .......... Total Return Basket
Swap Contracts 87 – 87 – – 87
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 11,642,929 (9,462,115) 2,180,814 – (1,399,942) 780,872
– – – – – –
GROSS AMOUNTS NOT OFFSET IN THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 4,716,928 $ (4,716,928) $ – $ – $ – $ –
GSIN .......... Total Return Swap
Contracts 28,258 (28,258) – – – –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 4,716,929 (4,716,929) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 9,462,115 (9,462,115) – – – –
– – – – – –
(a)   In accordance with GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral received was $444,386 and total additional collateral pledged was $4,451,924.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
For the period ended June 30, 2026, the average and ending volume of the derivative instruments held by the Funds were as follows:
Derivatives Volume Disclosure*
*
AQR
ALTERNATIVE
RISK PREMIA
FUND
AQR CVX FUSION
FUND
AQR
DIVERSIFIED
ARBITRAGE
FUND
AQR EQUITY
MARKET
NEUTRAL FUND
Futures Contracts:
Average Notional Balance - Long $ 946,769,511 $ 69,761,386 $ 1,058,926 $ –
Average Notional Balance - Short 714,979,193 52,410,019 276,510,581 –
Ending Notional Balance - Long 1,236,209,347 107,107,172 1,132,238 –
Ending Notional Balance - Short 1,183,020,858 81,753,864 252,514,410 –
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 675,297,264 28,156,636 44,379,734 167,915,465
Average Settlement Value - Sold 694,588,808 32,177,080 149,050,939 357,746,546
Ending Value - Purchased 927,983,487 40,569,722 65,300,672 165,241,735
Ending Value - Sold 990,491,159 53,274,692 192,539,465 343,835,501
OTC Equity Index Option Contracts:
Average Number of Contracts - Purchased 66 4 – –
Average Number of Contracts - Written 33 2 – –
Ending Number of Contracts - Purchased – – – –
Ending Number of Contracts - Written – – – –
OTC Interest Rate Swaption Contracts:
Average Notional Balance - Purchased 65,691,444 2,766,972 – –
Average Notional Balance - Written – – – –
Ending Notional Balance - Purchased – – – –
Ending Notional Balance - Written – – – –
Credit Default Swap Contracts:
Average Notional Balance - Buy Protection – 257,333 7,800,000 –
Average Notional Balance - Sell Protection – 1,217,224 – –
Ending Notional Balance - Buy Protection – 436,000 – –
Ending Notional Balance - Sell Protection – 2,416,722 – –
Total Return Swap Contracts:
Average Notional Balance - Long 56,719,439 610,902 – –
Average Notional Balance - Short 21,729,575 366,065 – –
Ending Notional Balance - Long 83,308,763 1,054,778 – –
Ending Notional Balance - Short 2,351,012 494,522 – –
Interest Rate Swap Contracts:
Average Notional Balance - Pays Fixed Rate 1,067,130,149 52,780,823 – –
Average Notional Balance - Receives Fixed Rate 797,606,665 20,307,151 – –
Ending Notional Balance - Pays Fixed Rate 1,860,894,234 83,531,190 – –
Ending Notional Balance - Receives Fixed Rate 1,414,247,415 33,178,247 – –
Total Return Basket Swap Contracts:
Average Notional of Underlying Positions - Long – – 2,150,883,501 –
Average Notional of Underlying Positions - Short – – 583,468,353 315
Ending Notional Balance - Long – – 2,483,187,207 –
Ending Notional Balance - Short – – 565,832,836 268

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
*
AQR LONG-
SHORT EQUITY
FUND
AQR LSE FUSION
FUND
AQR MACRO
OPPORTUNITIES
FUND
AQR MANAGED
FUTURES
STRATEGY FUND
AQR MANAGED
FUTURES
STRATEGY HV
FUND
Futures Contracts:
Average Notional Balance - Long $ 2,844,697,102 $ 23,124,100 $ 3,406,204,774 $ 4,086,132,424 $ 2,647,973,280
Average Notional Balance - Short – – 3,307,934,075 6,096,083,200 4,031,692,696
Ending Notional Balance - Long 3,081,275,558 19,248,038 3,982,192,458 4,540,342,675 3,411,458,696
Ending Notional Balance - Short – – 4,447,641,302 7,124,165,064 5,297,179,916
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased 1,449,447,013 1,117,779 1,530,074,152 3,437,980,332 2,148,577,307
Average Settlement Value - Sold 1,030,411,368 2,910,298 1,664,795,690 3,991,394,369 2,495,989,240
Ending Value - Purchased 1,568,669,813 2,143,233 1,596,509,349 4,074,401,552 2,805,634,352
Ending Value - Sold 1,036,004,457 3,150,618 1,947,396,615 5,458,389,097 3,773,845,572
OTC Equity Index Option Contracts:
Average Number of Contracts - Purchased – – 110 398 228
Average Number of Contracts - Written – – 55 199 114
Ending Number of Contracts - Purchased – – – – –
Ending Number of Contracts - Written – – – – –
OTC Interest Rate Swaption Contracts:
Average Notional Balance - Purchased – – 109,417,979 482,298,724 240,773,175
Average Notional Balance - Written – – – – –
Ending Notional Balance - Purchased – – – – –
Ending Notional Balance - Written – – – – –
Credit Default Swap Contracts:
Average Notional Balance - Buy Protection – – 51,061,638 34,356,936 22,804,032
Average Notional Balance - Sell Protection – – 205,417,637 143,777,923 97,404,297
Ending Notional Balance - Buy Protection – – 65,433,987 41,034,000 32,038,000
Ending Notional Balance - Sell Protection – – 332,407,796 214,961,524 168,031,564
Total Return Swap Contracts:
Average Notional Balance - Long 298,460,652 – 79,196,389 126,418,124 71,278,963
Average Notional Balance - Short – – 59,197,499 40,981,176 26,381,199
Ending Notional Balance - Long 315,487,552 – 57,866,995 111,845,312 83,130,643
Ending Notional Balance - Short – – 43,370,760 40,056,266 28,682,265
Interest Rate Swap Contracts:
Average Notional Balance - Pays Fixed Rate – – 4,818,110,995 6,333,240,481 4,117,872,969
Average Notional Balance - Receives Fixed Rate – – 3,945,059,749 2,525,786,474 1,603,395,131
Ending Notional Balance - Pays Fixed Rate – – 6,091,987,641 7,610,876,456 5,464,490,322
Ending Notional Balance - Receives Fixed Rate – – 5,212,490,842 3,133,946,495 2,169,642,460
Total Return Basket Swap Contracts:
Average Notional of Underlying Positions - Long – – – – –
Average Notional of Underlying Positions - Short – – – – –
Ending Notional Balance - Long – – – – –
Ending Notional Balance - Short –
**
– – – –
**

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
*
AQR MS FUSION
FUND
AQR MS FUSION
HV FUND
AQR MULTI-
ASSET FUND
AQR RISK-
BALANCED
COMMODITIES
STRATEGY FUND
AQR STYLE
PREMIA
ALTERNATIVE
FUND
Futures Contracts:
Average Notional Balance - Long $ 47,904,901 $ 181,831,874 $ 3,184,408,800 $ 1,802,207,665 $ 2,575,085,216
Average Notional Balance - Short 27,092,413 137,455,674 755,125,744 361,957,686 3,059,554,866
Ending Notional Balance - Long 47,779,502 201,883,915 3,653,592,881 1,953,921,324 3,422,893,031
Ending Notional Balance - Short 31,652,463 180,618,776 1,111,112,225 343,605,729 4,069,192,556
Forward Foreign Currency Exchange
Contracts:
Average Settlement Value - Purchased 20,893,175 102,122,917 1,720,405,173 – 3,554,494,727
Average Settlement Value - Sold 23,211,427 113,263,837 1,960,799,893 – 3,513,616,653
Ending Value - Purchased 19,942,230 108,075,545 1,778,379,542 – 4,370,013,476
Ending Value - Sold 25,051,923 134,232,032 2,236,298,917 – 4,208,753,166
OTC Equity Index Option Contracts:
Average Number of Contracts - Purchased 2 8 – – 306
Average Number of Contracts - Written 1 4 – – 153
Ending Number of Contracts - Purchased – – – – –
Ending Number of Contracts - Written – – – – –
OTC Interest Rate Swaption Contracts:
Average Notional Balance - Purchased 2,161,845 3,487,587 – – 350,191,154
Average Notional Balance - Written – – – – –
Ending Notional Balance - Purchased – – – – –
Ending Notional Balance - Written – – – – –
Credit Default Swap Contracts:
Average Notional Balance - Buy Protection 84,684 395,862 – – –
Average Notional Balance - Sell Protection 320,931 1,744,532 – – –
Ending Notional Balance - Buy Protection 112,000 536,000 – – –
Ending Notional Balance - Sell Protection 470,552 3,014,982 – – –
Total Return Swap Contracts:
Average Notional Balance - Long 887,302 4,296,264 150,785,214 443,475,913 396,965,897
Average Notional Balance - Short 598,909 3,140,657 98,411,021 39,780,120 199,470,240
Ending Notional Balance - Long 818,230 3,476,496 222,164,508 560,955,737 563,038,830
Ending Notional Balance - Short 471,043 2,461,231 86,114,956 78,457,304 82,381,147
Interest Rate Swap Contracts:
Average Notional Balance - Pays Fixed Rate 64,110,550 315,619,565 – – 6,501,241,933
Average Notional Balance - Receives Fixed Rate 56,759,516 258,579,761 – – 4,892,884,202
Ending Notional Balance - Pays Fixed Rate 72,996,609 392,813,545 – – 10,255,377,258
Ending Notional Balance - Receives Fixed Rate 65,135,790 331,029,785 – – 7,819,422,415
Total Return Basket Swap Contracts:
Average Notional of Underlying Positions - Long – – – – 101,334,937
Average Notional of Underlying Positions - Short – – – – 86,731,723
Ending Notional Balance - Long – – – – 119,318,721
Ending Notional Balance - Short – – – – 109,217,924

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
9. Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds, pursuant to certain investment management agreements entered into between the
Trust, on behalf of the applicable Funds, and the Adviser (collectively, the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
*
AQR TREND
TOTAL RETURN
FUND
Futures Contracts:
Average Notional Balance - Long $ 434,970,568
Average Notional Balance - Short 519,550,342
Ending Notional Balance - Long 757,254,109
Ending Notional Balance - Short 871,930,143
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 274,885,576
Average Settlement Value - Sold 331,625,269
Ending Value - Purchased 488,278,429
Ending Value - Sold 647,810,283
OTC Equity Index Option Contracts:
Average Number of Contracts - Purchased 18
Average Number of Contracts - Written 9
Ending Number of Contracts - Purchased –
Ending Number of Contracts - Written –
OTC Interest Rate Swaption Contracts:
Average Notional Balance - Purchased 14,643,273
Average Notional Balance - Written –
Ending Notional Balance - Purchased –
Ending Notional Balance - Written –
Credit Default Swap Contracts:
Average Notional Balance - Buy Protection 2,742,044
Average Notional Balance - Sell Protection 12,210,692
Ending Notional Balance - Buy Protection 5,070,000
Ending Notional Balance - Sell Protection 26,375,917
Total Return Swap Contracts:
Average Notional Balance - Long 7,500,565
Average Notional Balance - Short 3,416,680
Ending Notional Balance - Long 12,666,104
Ending Notional Balance - Short 4,945,218
Interest Rate Swap Contracts:
Average Notional Balance - Pays Fixed Rate 527,376,496
Average Notional Balance - Receives Fixed Rate 198,210,101
Ending Notional Balance - Pays Fixed Rate 915,339,852
Ending Notional Balance - Receives Fixed Rate 371,816,787
Total Return Basket Swap Contracts:
Average Notional of Underlying Positions - Long –
Average Notional of Underlying Positions - Short 494
Ending Notional Balance - Long –
Ending Notional Balance - Short 474
*
Average volume of derivatives is based on the average of the notional balances, settlement values or number of contracts, as applicable, that were outstanding at the end of each quarter during the reporting period.
**
Includes total return basket swap contracts with zero notional value.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
Pursuant to the Advisory Agreement, the Funds calculate and accrue daily based on the average daily net assets for each Fund and pay monthly the
Investment Advisory fee in the annual ratios below:
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund for Class I, N, and R6 shares, exclusive of certain expenses, at least through April 30, 2027. Pursuant to the Expense Limitation
Agreement, the Adviser has agreed to reimburse each Fund in an amount sufficient to limit each Fund's operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses, and extraordinary expenses, at no more than the following ratios (the "Expense Cap"):
The Trust, in turn, agreed that the Funds will repay the expense reimbursement to the Adviser only to the extent it can be made during the thirty-six month period following the end of the month during which the Adviser reimbursed the applicable Fund for its operating expenses under the Expense
Limitation Agreement. Such repayment shall be made only out of the share class of the Fund for which the applicable expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
FUND RATIO
AQR Alternative Risk Premia Fund ........................................................................ 1 .20%
AQR CVX Fusion Fund ................................................................................ 0 .95
AQR Diversified Arbitrage Fund .......................................................................... 1 .00
AQR Diversifying Strategies Fund ........................................................................ 0.00
AQR Equity Market Neutral Fund ......................................................................... 1 .10
AQR Long-Short Equity Fund ............................................................................ 1 .10
AQR LSE Fusion Fund ................................................................................. 1 .95
AQR Macro Opportunities Fund .......................................................................... 1 .00
AQR Managed Futures Strategy Fund ..................................................................... 1 .05
AQR Managed Futures Strategy HV Fund .................................................................. 1 .45
AQR MS Fusion Fund ................................................................................. 1 .85
AQR MS Fusion HV Fund .............................................................................. 3 .50
AQR Multi-Asset Fund ................................................................................. 0 .60
AQR Risk-Balanced Commodities Strategy Fund ............................................................. 0 .80
AQR Style Premia Alternative Fund ....................................................................... 1 .30
AQR Trend Total Return Fund ........................................................................... 1 .05
FUND CLASS I
*
CLASS N
*
CLASS R6
AQR Alternative Risk Premia Fund .................................................... 0 .25% 0 .25% 0 .10%
AQR CVX Fusion Fund ............................................................ 0 .25 0 .25 0 .10
AQR Diversified Arbitrage Fund ...................................................... 0 .25 0 .25 0 .10
AQR Diversifying Strategies Fund .................................................... 0 .25 0 .25 0 .10
AQR Equity Market Neutral Fund ..................................................... 0 .25 0 .25 0 .10
AQR Long-Short Equity Fund ........................................................ 0 .25 0 .25 0 .10
AQR LSE Fusion Fund ............................................................. 0 .25 0 .25 0 .10
AQR Macro Opportunities Fund ...................................................... 0 .25 0 .25 0 .10
AQR Managed Futures Strategy Fund ................................................. 0 .25 0 .25 0 .10
AQR Managed Futures Strategy HV Fund .............................................. 0 .25 0 .25 0 .10
AQR MS Fusion Fund ............................................................. 0 .25 0 .25 0 .10
AQR MS Fusion HV Fund .......................................................... 0 .25 0 .25 0 .10
AQR Multi-Asset Fund ............................................................. 0 .25 0 .25 0 .10
AQR Risk-Balanced Commodities Strategy Fund ......................................... 0 .25 0 .25 0 .10
AQR Style Premia Alternative Fund ................................................... 0 .25 0 .25 0 .10
AQR Trend Total Return Fund ....................................................... 0 .25 0 .25 0 .10
*
Effective May 1, 2026, the operating expense cap of each Fund was increased from 0.20% to 0.25% for Class I and N shares.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
The amounts reimbursed by the Adviser for the period ended June 30, 2026, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at June 30, 2026 are as follows:
POTENTIAL RECOUPMENT --
AMOUNTS EXPIRING JUNE 30, --
EXPENSES
REIMBURSED FOR
THE PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
JUNE 30, 2026 JUNE 30, 2026 20 26 20 27 20 28 20 29
AQR ALTERNATIVE RISK PREMIA FUND
Class I ............. $ 6,441 $ 216,577 $ 50,034 $ 92,488 $ 67,614 $ 6,441
Class N ............. 582 27,021 4,871 12,002 9,566 582
Class R6 ............ 4,363 348,303 94,280 169,926 79,734 4,363
Totals $ 11,386 $ 591,901 $ 149,185 $ 274,416 $ 156,914 $ 11,386
AQR CVX FUSION FUND
Class I ............. $ 107,019 $ 152,188 $ – $ – $ 45,169 $ 107,019
Class N ............. 43,991 107,754 – – 63,763 43,991
Class R6 ............ 12,399 134,858 – – 122,459 12,399
Totals $ 163,409 $ 394,800 $ – $ – $ 231,391 $ 163,409
AQR LSE FUSION FUND
Class I ............. $ 76,884 $ 122,961 $ – $ – $ 46,077 $ 76,884
Class N ............. 30,474 75,803 – – 45,329 30,474
Class R6 ............ 24,038 115,637 – – 91,599 24,038
Totals $ 131,396 $ 314,401 $ – $ – $ 183,005 $ 131,396
AQR MACRO OPPORTUNITIES FUND
Class I ............. $ – $ 145,204 $ 63,651 $ 72,911 $ 8,642 $ –
Class N ............. – 13,925 8,776 4,605 544 –
Class R6 ............ – 401,830 30,708 280,736 90,386 –
Totals $ – $ 560,959 $ 103,135 $ 358,252 $ 99,572 $ –
AQR MANAGED FUTURES STRATEGY HV FUND
Class I ............. $ – $ 229,888 $ 80,355 $ 122,956 $ 26,577 $ –
Class N ............. – 16,285 3,620 9,995 2,670 –
Class R6 ............ – 294,285 – 221,574 72,711 –
Totals $ – $ 540,458 $ 83,975 $ 354,525 $ 101,958 $ –
AQR MS FUSION FUND
Class I ............. $ 39,068 $ 62,999 $ – $ – $ 23,931 $ 39,068
Class N ............. 15,127 27,740 – – 12,613 15,127
Class R6 ............ 113,972 287,243 – – 173,271 113,972
Totals $ 168,167 $ 377,982 $ – $ – $ 209,815 $ 168,167
AQR MS FUSION HV FUND
Class I ............. $ 127,144 $ 219,641 $ – $ – $ 92,497 $ 127,144
Class N ............. 35,739 96,229 – – 60,490 35,739
Class R6 ............ 144 52,021 – – 51,877 144
Totals $ 163,027 $ 367,891 $ – $ – $ 204,864 $ 163,027
AQR MULTI-ASSET FUND
Class I ............. $ – $ 103,387 $ 50,207 $ 52,254 $ 926 $ –
Class N ............. – 7,715 4,584 3,084 47 –
Class R6 ............ – – – – – –
Totals $ – $ 111,102 $ 54,791 $ 55,338 $ 973 $ –
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Class I ............. $ – $ 48,146 $ – $ 15,708 $ 32,438 $ –
Class N ............. – 17,478 4,170 9,895 3,413 –
Class R6 ............ – – – – – –
Totals $ – $ 65,624 $ 4,170 $ 25,603 $ 35,851 $ –
AQR TREND TOTAL RETURN FUND
Class I ............. $ 43,630 $ 336,327 $ 39,722 $ 100,255 $ 152,720 $ 43,630
Class N ............. 24,816 351,255 31,258 156,485 138,696 24,816
Class R6 ............ 12 218,764 42,885 170,458 5,409 12
Totals $ 68,458 $ 906,346 $ 113,865 $ 427,198 $ 296,825 $ 68,458

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
During the period ended June 30, 2026, the Adviser recaptured expenses previously reimbursed in the following amounts:
Pursuant to the Sub-Advisory Agreement among the Sub-Adviser, the Adviser and the Trust, the Adviser will pay the Sub-Adviser an annual fee, payable monthly, at the annual rate of 0.50% of the average daily net assets for the AQR Diversified Arbitrage Fund.
10. Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds.
The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily NAV of the Class N shares of the Funds.
11. Principal Risks and Concentrations
With the exception of AQR Risk-Balanced Commodities Strategy Fund, the Funds are diversified. Because a non-diversified Fund may invest in securities of a smaller number of issuers, such non-diversified Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the non-diversified Fund's performance.
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity, and commodity risks.
Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Funds may lose money if short-
term or long-term interest rates rise sharply or otherwise change in a manner not anticipated. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds' portfolios generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments
(extension risk). Inflation-indexed bonds are subject to certain risks, including that their value will typically fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.
Sovereign debt investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
FUND CLASS I CLASS N CLASS R6 TOTAL
AQR Alternative Risk Premia Fund .......................... $ 517 $ 48 $ 3,661 $ 4,226
AQR Diversified Arbitrage Fund ............................. – 2,136 – 2,136
AQR Equity Market Neutral Fund ........................... – 14,061 – 14,061
AQR Macro Opportunities Fund ............................. 3,492 315 113,885 117,692
AQR Managed Futures Strategy Fund ........................ – 5,209 29,171 34,380
AQR Managed Futures Strategy HV Fund ..................... 51,621 3,782 154,352 209,755
AQR Multi-Asset Fund ................................... 44,854 3,395 – 48,249
AQR Risk-Balanced Commodities Strategy Fund ................ 203,308 14,103 31,641 249,052
AQR Style Premia Alternative Fund .......................... – 905 90,391 91,296

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers.
These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions, embargoes, tariffs or other government actions and/or restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. To the extent a Fund’s investments in a single country or a limited number of countries represent a higher percentage of the Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries may have a significant impact on investment performance, may subject the Fund to increased price volatility and may impair or otherwise limit the Fund's ability to invest in, receive, hold or sell securities issued by the impacted countries.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Foreign currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency exchange rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.
The market values of equities, such as common stocks and preferred securities, or equity-related investments, such as futures and option contracts, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news.
Investments in REITs and other real estate-related investments are subject to unique risks. In a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase. Historically, the returns from the stocks of real estate-related investments, which typically are small- or mid-capitalization stocks, have performed differently from the overall stock market. Unique risks of real estate-related investments include difficulties in valuing and disposing of real estate; the risks related to general and local economic conditions, environmental liability, increases in property taxes and operating expenses, and casualty or condemnation losses; the possibility of adverse changes in the climate for real estate, zoning laws, rent limitations, interest rates and in the credit markets; and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates.
Geopolitical and other events, including war, terrorism, natural disasters, economic uncertainty, trade disputes, extreme weather and climate-related events, public health crises including pandemics and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments.
Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Funds' NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Funds may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest.
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the
Funds have credit risk associated with such financial institutions. In general, lower-rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ NAV or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund's
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s NAV over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are reported on the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing Master Agreements, and managing margin and collateral requirements, as appropriate.
The Funds may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Funds while using a momentum strategy may suffer.
Investing in or having exposure to "value" securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security's true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Funds while using a value strategy may suffer.
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ NAV per share to experience significant increases or declines in value over short periods of time, however, all investments, long-term or short-term, are subject to risk of loss.
The Funds may invest in restricted securities. Restricted securities are subject to legal or contractual restrictions on resale and may generally be sold privately but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the
Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities held by the Funds at period end, if any, are disclosed in the Schedules of Investments.
Certain Funds, at times, may utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions could also increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the
Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.
Given the complexity of the investments and strategies of the Funds, the Adviser relies heavily on quantitative models and information, and traditional and non-traditional data supplied or made available by third parties (“Models and Data”). Non-traditional data, also known as “alternative data”, is often less structured than traditional data sets and usually has less history, making it more complicated to incorporate in quantitative models. Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Funds' investments. When
Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, or lacks transparency, any decisions made in reliance thereon expose the Funds to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Funds are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties or otherwise, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Adviser also uses machine learning, which typically has less out-of-sample evidence and is less transparent or interpretable. The Funds bear the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Funds to achieve their investment objective.
In regard to the AQR Diversifying Strategies Fund, due to the Fund's strategy of investing in affiliated funds, shareholders bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of such affiliated funds. An investor holding the affiliated investment funds directly and in the same proportions as the Fund would incur lower overall expenses but would not receive the benefits of the active allocation of investments among the affiliated investment funds associated with an investment in the Fund. The Adviser receives management fees from each of the affiliated investment funds, but not from the Fund. If the Adviser were to invest in unaffiliated funds, however, the Adviser would not receive direct or indirect management fees on the Fund assets invested in those unaffiliated funds. There is a risk that the affiliated investment funds in which the Fund invests will have higher expense ratios and/or underperform unaffiliated funds with comparable investment strategies.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
Additionally, investments in the AQR Diversifying Strategies Fund are subject to risks related to the Adviser's allocation choices. The selection of the affiliated investment funds and the allocation of the Fund's assets to the affiliated investment funds could cause the Fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The Fund could miss attractive investment opportunities by underweighting strategies that subsequently experience significant returns and could lose value by overweighting strategies that subsequently experience significant declines. As with other investments, investments in other investment companies, such as the affiliated investment funds and money market mutual funds, are subject to market and manager risk. Since the AQR Diversifying Strategies Fund's investments consist primarily of affiliated funds, the Fund's risks are directly related to the risks of the affiliated investment funds. For this reason, it is important to understand the risks associated with investing in the affiliated investment funds.
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.
12. Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds, including other AQR Funds not presented in this book, may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. The Interfund Lending Program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board.
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest income earned as a result of lending under the Interfund Lending Program is reported as interfund lending income on the Statements of Operations.
The Funds did not utilize the Interfund Lending Program for the period ended June 30, 2026.
13. Line of Credit
Each series of the Trust other than the AQR Diversifying Strategies Fund (collectively, the “Participating Funds”) renewed a 364-day syndicated line of credit with $365,000,000 in committed loans (the “Agreement”) with Bank of America, N.A., as the administrative agent, effective March 13, 2026.
Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.00% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) Term SOFR. The maximum loan amount available to a Participating Fund is the lesser of an amount that will not exceed the borrowing limits set forth in the Participating Fund’s Prospectus and/or Statement of Additional Information and will not cause the asset coverage ratio for any borrowings by the Participating Fund to drop below the required amount under the Agreement (between 300-500% per Participating Fund). The Agreement is subject to an annual commitment fee allocated to each Participating Fund, which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Participating Fund may be earmarked for asset coverage purposes until its loan is repaid in full. Interest expense paid as a result of borrowing under the Agreement, and each Participating Fund's allocated commitment fee, is included in interest expense on the
Statements of Operations.
The Funds did not have any borrowings for the period ended June 30, 2026.
14. Principal Ownership
As of June 30, 2026, the Funds had individual shareholders and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR
OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
PERCENTAGE
INTEREST
HELD BY ADVISER
AND/OR
AFFILIATES
AQR Alternative Risk Premia Fund .......................... 3 90 .90% – %
AQR CVX Fusion Fund ................................... 3 93 .54 –
AQR Diversified Arbitrage Fund ............................. 4 86 .42 40 .94
AQR Diversifying Strategies Fund ........................... 6 92 .59 –
AQR Equity Market Neutral Fund ........................... 5 87 .93 51 .61

Notes to Financial Statements
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
15. Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events requiring adjustment to, or disclosure in, these financial statements.
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR
OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
PERCENTAGE
INTEREST
HELD BY ADVISER
AND/OR
AFFILIATES
AQR Long-Short Equity Fund .............................. 7 88 .25% – %
AQR LSE Fusion Fund ................................... 3 90 .76 15 .94
AQR Macro Opportunities Fund ............................. 1 97 .02 97 .02
AQR Managed Futures Strategy Fund ........................ 7 81 .23 –
AQR Managed Futures Strategy HV Fund ..................... 3 90 .11 67 .90
AQR MS Fusion Fund .................................... 4 97 .75 65 .49
AQR MS Fusion HV Fund ................................. 3 92 .41 –
AQR Multi-Asset Fund ................................... 1 90 .61 90 .61
AQR Risk-Balanced Commodities Strategy Fund ................ 7 91 .43 –
AQR Style Premia Alternative Fund .......................... 5 92 .70 43 .03
AQR Trend Total Return Fund .............................. 2 90 .84 –

1
Trustees and Officers (Unaudited)
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
The overall management of the business and affairs of the Funds is vested with the Board of Trustees. The Board of Trustees consists of six individuals
(each, a “Trustee”), five of whom are not “interested persons” of the Trust as defined in the 1940 Act (the “Disinterested Trustees”). The Trustees are
responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the
1940 Act. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including the
Trust’s agreements with its investment advisers, investment sub-advisers, administrator, custodian and transfer agent. The management of each Fund’s day-to-day operations is delegated to its officers, the Adviser and the Funds' administrator, subject always to the investment objectives and policies of each of the Funds and to general supervision of the Board of Trustees. The Disinterested Trustees have retained independent legal counsel to assist them in connection with their duties.
Listed in the chart below is basic information regarding the Trustees and officers of the Trust. The address of each officer and Trustee is One Greenwich
Plaza, Suite 130, Greenwich CT 06830. The Statement of Additional Information (“SAI”) for the Funds includes additional disclosure regarding the
Trustees. The SAI is available, without charge, upon request, by calling toll-free 866-290-2688.
NAME AND YEAR OF BIRTH
CURRENT POSITION
WITH THE TRUST,
TERM OF OFFICE
1
AND
LENGTH OF TIME
SERVED
PRINCIPAL OCCUPATION(S)
DURING PAST 5 YEARS
NUMBER OF
FUNDS IN
FUND
COMPLEX
OVERSEEN BY
TRUSTEE
OTHER PRESENT OR
PAST
DIRECTORSHIPS
HELD BY TRUSTEE
(DURING THE PAST 5
YEARS)
Disinterested Trustees
2
William L. Atwell, M.B.A.,
1950
Chairman of the Board,
since 2023; Trustee,
since 2011
Retired from Atwell Partners, LLC (2012-
2019) (consulting)
36 Webster Financial
Corporation (since 2014)
(banking); Blucora, Inc.
(2017-2019)
L. Joe Moravy, M.B.A., CPA,
1950
Trustee, since 2008 Retired Independent Consultant (2014-
2021)
36 None
Gregg D. Behrens, M.M.,
1952
Trustee, since 2011 Retired from Northern Trust Company
(1974-2009) (banking)
36 Kiwibank (2022-2023);
Kiwi Wealth (wealth
management) (2020-
2022)
Mark A. Zurack,
M.B.A., CFA
1957
Trustee, since 2014 Professor, Columbia Business School
(since 2002)
36 Exchange Traded
Concepts Trust (18
portfolios) (since 2011)
Kathleen Hagerty, Ph.D., M.B.A.
1953
Trustee, since 2022 Provost (since 2020) and Associate
Provost (2019-2020), Northwestern
University; Interim Dean (2019-2020),
Senior Associate Dean (2016-2019) and
Professor (since 1984), Kellogg School of
Management, Northwestern University
36 None
Interested Trustees
3
David Kabiller, CFA, 1963 Trustee, since 2010 Founding Principal, AQR Capital
Management, LLC (since 1998)
36 None
Officers
John Howard, 1969 Chief Executive Officer
and President, since
August 2023
Principal, Co-Chief Operating Officer
and Head of US Wealth, AQR Capital
Management, LLC (since 2011)
N/A N/A
H.J. Willcox, J.D.,
1966
Chief Compliance
Officer, since 2013;
Anti-Money Laundering
Officer, since 2017
Principal, Chief Legal Officer and Global
Head of Compliance and Risk, AQR Capital
Management, LLC (since 2013)
N/A N/A
Bradley Asness, J.D., M.B.A.,
1969
Vice President,
since 2009
Principal and
Co-Chief Operating Officer, AQR Capital
Management, LLC (since 1998)
N/A N/A
Patrick Ryan, CPA
1965
Assistant Treasurer,
since 2020
Principal and Chief Financial Officer, AQR
Capital Management, LLC (since 2012)
N/A N/A
Matthew Plastina, 1970 Chief Financial Officer
and Treasurer, since
2022
Executive Director, AQR Capital
Management, LLC (since 2018);
Executive Director, JP Morgan Investment
Management
(2010-2018)
N/A N/A

2
Trustees and Officers (Unaudited)
AQR Funds | Semi-Annual Report | June 2026
June 30, 2026 (Unaudited)
_________
1 Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of
Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he or she turns 75.
2 A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
3 An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller is an
interested person of the Trust because of his position with the Adviser.
NAME AND YEAR OF BIRTH
CURRENT POSITION
WITH THE TRUST,
TERM OF OFFICE
1
AND
LENGTH OF TIME
SERVED
PRINCIPAL OCCUPATION(S)
DURING PAST 5 YEARS
NUMBER OF
FUNDS IN
FUND
COMPLEX
OVERSEEN BY
TRUSTEE
OTHER PRESENT OR
PAST
DIRECTORSHIPS
HELD BY TRUSTEE
(DURING THE PAST 5
YEARS)
Nicole DonVito, J.D., 1979 Chief Legal Officer, since
2014; Vice President,
since 2009, Secretary,
since 2022
Managing Director, Senior Counsel &
Head of Registered Products, AQR Capital
Management, LLC (since 2007)
N/A N/A

Other Information (Unaudited)
AQR Funds | Semi-Annual Report | June 2026
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in and disagreements with accountants on accounting and financial disclosures required by Item 304 of Regulation S-K [17 CFR
229.304].
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted to a vote of shareholders through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-
End Management Investment Companies.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) met in person on
May 18, 2026 (the “Meeting”) to consider the continuation of the: (i) Third Amended and Restated Investment Management Agreement, as amended, between AQR Capital Management, LLC (“AQR”) and the Trust, on behalf of the AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR
Macro Opportunities Fund, AQR Long-Short Equity Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Style Premia
Alternative Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, and certain other series of the Trust (the “Investment
Management Agreement”); (ii) Investment Management Agreement II, as amended, between AQR and the Trust on behalf of the AQR Alternative Risk
Premia Fund, AQR Diversifying Strategies Fund, AQR Trend Total Return Fund, AQR LSE Fusion Fund, AQR CVX Fusion Fund, AQR MS Fusion Fund,
and AQR MS Fusion HV Fund (the “Investment Management Agreement II”); and (iii) the Second Amended and Restated Investment Sub-Advisory
Agreement between AQR and AQR Arbitrage, LLC (“AQR Arbitrage” or the “Sub-Adviser”) for the AQR Diversified Arbitrage Fund (the “Sub-Advisory
Agreement”).
Each of the aforementioned series of the Trust may be referred to herein as a “Fund” and collectively, the “Funds.” The Investment Management
Agreement, the Investment Management Agreement II and the Sub-Advisory Agreement are referred to collectively herein as the “Management
Agreement,” as applicable and as the context suggests.
At the Meeting, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940
Act”) (the “Independent Board Members”), met with independent legal counsel and representatives of AQR to review the materials provided and the relevant legal considerations. In accordance with Section 15(c) of the 1940 Act, the Board requested and considered materials furnished by AQR and the Sub-Adviser relevant to the Board’s consideration of whether to approve the continuation of the Management Agreement. These materials included:
(i) memoranda and materials provided by AQR describing the personnel and services provided to the Funds; (ii) memoranda and materials provided by
AQR, describing the personnel and services provided by the Sub-Adviser to the AQR Diversified Arbitrage Fund; (iii) performance information for the
Funds relevant to the consideration of the Management Agreement; (iv) information independently compiled and prepared by Broadridge relating to the Funds’ fees and expenses and performance relative to peers within Morningstar fund categories; (v) financial information for AQR and a profitability analysis showing the profitability of AQR and the Sub-Adviser from providing services to the Funds; and (vi) a discussion of the compliance programs of
AQR and the Sub-Adviser and the regulatory exam histories of each. AQR and the Sub-Adviser are referred to herein as the “Adviser,” as applicable.
At the Meeting, the Board, including the Independent Board Members, unanimously approved the continuation of the Management Agreement for an additional one-year period for each Fund. In approving the continuation of the Management Agreement for a Fund, the Board considered all factors it believed to be relevant with respect to each Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the
Adviser; (b) the investment performance of the Fund and the Adviser’s portfolio management; (c)
the
management fee and the cost of the services
provided and profits realized by the Adviser from the relationship with the Funds and the fund complex; (d) economies of scale; (e) fall-out benefits; and
(f) other factors.
The Board also considered other matters it deemed important to the approval process, such as AQR’s services related to the valuation and pricing of the
Funds’ portfolio holdings, direct and indirect benefits to AQR and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s consideration. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.
In considering the renewal of the Management Agreement for each Fund, the Board did not view the Management Agreement as creating third-party beneficiary rights for shareholders to enforce the terms of the Management Agreement against the Adviser.
The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Management Agreement:
The Nature, Extent and Quality of the Services Provided by the Adviser. The Board Members reviewed the services that the Adviser provided to the Funds under the Management Agreement, including certain administrative services. The Board considered the size and experience of the Adviser’s staff, its use of technology, and the Funds’ stated investment objectives, strategies and processes. In connection with the investment advisory services provided to the Funds, the Board Members took into account discussions they had regularly as part of quarterly Board meetings with representatives of the Adviser regarding the management of each Fund’s investments in accordance with the Fund’s stated investment objectives and policies and the types of transactions that are entered into on behalf of the Funds. During these discussions, the Board Members asked questions of, and received answers from, representatives of the Adviser regarding the formulation and implementation of the Funds’ investment strategies, their efficacy and potential risks.

Other Information (Unaudited)
AQR Funds | Semi-Annual Report | June 2026
In addition to the investment advisory services provided to the Funds, the Board Members considered that AQR also provides shareholder and administrative services, has responsibility for overseeing the Sub-Adviser with respect to the AQR Diversified Arbitrage Fund, provides oversight of Fund accounting, provides risk management, provides compliance oversight, administers the Funds’ liquidity risk management program, provides derivatives risk management services, serves as the Funds’ valuation designee pursuant to Rule 2a-5 under the 1940 Act, oversees third-party service providers and provides assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the
Board Members considered the compliance, shareholder and administrative services provided to the Funds by AQR under the Management Agreement.
The Board recognized that AQR’s oversight of the Sub-Adviser was extensive, including portfolio risk monitoring, compliance testing, trade monitoring and execution, administration of the Fund’s liquidity risk management program and derivatives risk management program, and negotiation of agreements with derivative counterparties. The Board Members recognized the enterprise risk of AQR and the Sub-Adviser involved in providing services to the
Funds over time.
Finally, the Independent Board Members had several opportunities to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Management Agreement. Based on the presentations and materials at the Meeting and their familiarity gained through regular Board presentations over time, the Board concluded that the services provided to the Funds by AQR and, as applicable, the Sub-Adviser pursuant to the Management Agreement were of high quality and benefited the Funds.
Investment Performance of the Funds and the Adviser’s Portfolio Management. The Board considered the investment performance of each Fund.
In particular, the Independent Board Members considered the investment performance of the Funds relative to their stated objectives and the Adviser’s efforts to achieve such goals as well as the performance of the Funds relative to funds identified by Broadridge as their peers (the “Performance Peers”).
The Board noted that most of the Funds outperformed their Performance Peers during the most recent 1-, 3- and 5-year measurement periods, however, certain Funds underperformed their Performance Peers during different stages of these periods. With respect to periods of challenging
Fund performance, the Board considered the Adviser’s views regarding the factors contributing to such underperformance on a Fund-by-Fund basis.
Representatives of AQR indicated that AQR remains confident in its investment philosophy and disciplined systematic investment approach to managing the Funds, which has contributed to positive relative performance for certain Funds in comparison to such Fund’s Performance Peers in the most recent year.
The Board considered that Broadridge comparisons may be of limited use in some cases due to the differences between the ways in which a Fund and other Performance Peers are managed. In other cases, underperformance in relation to Performance Peers may be due to differences in a Fund’s investment parameters compared to its Performance Peers, including risk limits, volatility targets, correlation to the overall equity market, and the Fund’s investment universe and strategy. In addition, the use of internal risk protections may affect a Fund’s performance in relation to its Performance Peers or benchmark.
The Board also discussed the performance of the Funds with AQR at Board meetings throughout the year. AQR’s presentations to the Board at such
Board meetings, which addressed in detail the drivers of underperformance or outperformance, as applicable, supported a conclusion that the Funds were being managed consistent with their stated policies and strategies. The Board considered the Adviser’s performance in managing other registered investment companies and private funds, noting that other funds the Adviser manages might have investment objectives, policies or restrictions different from those of the Funds. Based on these factors, the Board Members determined that the performance of each Fund is consistent with its stated
objectives and strategies and the Adviser’s investment process.
The Management Fee and the Cost of the Services and Profits Realized by the Adviser from the Relationship with the Funds. The Board, including the Independent Board Members, received information regarding the management fees paid by the Funds to the Adviser pursuant to the
Management Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the Funds and the costs incurred by and benefits to the Adviser in providing those services, and other relevant factors.
To assist in this analysis, the Board reviewed comparative fee and expense information for each Fund relative to funds identified by Broadridge as their peers (the “Expense Peers”), including comparisons of contractual management fees and net expenses. The first quartile is the most desirable quartile
(i.e., relatively lower fees or expenses) and the fourth quartile is the least desirable (i.e., relatively higher fees or expenses). The Board noted that, as of
December 31, 2025, the net expenses for the Funds were generally above the median compared to their Expense Peers.
As a part of its review, the Board considered differences between the ways in which a Fund is managed by AQR and the ways in which other Expense
Peers are managed, including the sophistication of the Fund’s investment strategy, the correlation of the Fund’s strategy to the equity market, the Fund’s target volatility and how the Fund’s strategy is implemented. The Board noted that many of the Funds obtain short exposure through investments in short equity positions rather than equity derivative instruments and considered information relating to the impact that estimated dividends on short sales and interest expense related to these short equity positions had on each Fund’s expense ratio for the reported periods.
The Board also reviewed information regarding the fees the Adviser charges for other funds and accounts managed by the Adviser, including sub-
advised mutual funds, with similar investment strategies to certain of the Funds. The Board noted the greater services provided by the Adviser to the
Funds in contrast to the limited role of the Adviser when it sub-advises third-party mutual funds or advises separate accounts.
The Board also received and reviewed information regarding the profitability of AQR with respect to Fund-related activities and the profitability of the
Sub-Adviser with respect to its sub-advisory services for one of the Funds. The Adviser provided the Board Members with a detailed description of the methodology and inputs used to determine profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, expense reimbursements by AQR, the types of funds managed, costs of recruiting and retaining personnel, taxes, expense allocations and business mix.

Other Information (Unaudited)
AQR Funds | Semi-Annual Report | June 2026
The Board reviewed AQR’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.
Based on their review of the materials presented at the Meeting and discussions of these materials, the Board concluded that the management fees under the Management Agreement are reasonable and AQR’s and the Sub-Adviser’s profitability were not excessive.
Economies of Scale. The Adviser provided the Board with information concerning the extent to which economies of scale were realized as the Funds grew and whether fee levels were reflective of such economies of scale. To show that economies of scale are being shared, the Adviser presented information regarding each Fund’s management fees relative to comparable funds of similar and/or larger sizes, showing that management fees were set at a competitive level. It also provided data for the purpose of showing the hypothetical effective management fee ranking for each Fund at a lower-
end and a higher-end asset level compared to its peers, some of which have breakpoints. The Board considered this information in determining the reasonableness of continuing to operate each Fund without management fee breakpoints at the Fund’s current asset level. The Board recognized that economies of scale were also being shared through the expense limitation agreements for the Funds. The Board noted that, under the Management
Agreement, none of the Funds have breakpoints in their management fees that would allow investors to benefit directly in the form of lower fees as fund assets grew. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations. In particular, the Board noted
the continuing enhancements to AQR’s services to the Funds in areas such as compliance, risk, portfolio management, technology, valuation and administration. AQR advised that its size as a firm has resulted in additional benefits to the Trust, such as the ability to negotiate better terms with service providers and to establish a dedicated money market fund for the Trust and other clients of AQR. The principals of AQR have also provided, for Funds that do not grow quickly, seed capital in excess of regulatory minimums for extended periods.
Other Factors. The Board also took into account other ancillary or “fall-out” benefits that the Adviser or its affiliates may derive from their relationships with the Funds, both tangible and intangible, including the sub-advisory fees paid to the Sub-Adviser, noting that no payments are received by the
Adviser from the Funds beyond the fees under the Management Agreement. The Board was advised by AQR that AQR may obtain greater exposure to the public as a result of managing the Trust, which could lead to additional business opportunities, such as unregistered fund investments, separately managed account opportunities or sub-advisory mandates. The Adviser may also obtain reputational benefits. AQR may also obtain economic benefits from its sponsorship/management of both the Funds and other funds or accounts with respect to the potential economic leverage of its service provider relationships. The Board also received information regarding the Adviser’s brokerage and soft dollar practices, noting that the Adviser does not presently intend to make use of soft dollars to acquire third-party research. The Board considered that the Adviser is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients.
Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment management agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the management fee rates under the Management
Agreement are reasonable in relation to the services provided by the Adviser (including the Sub-Adviser, when applicable) to the Funds, as well as the costs incurred and benefits to be gained by the Adviser (including the Sub-Adviser, when applicable) in providing such services, including the investment advisory and administrative components. The Board also found the investment management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, all of the Board Members, including the Independent Board Members voting separately, approved the continuation of the Management Agreement with respect to each Fund. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

Investment Adviser
AQR Capital Management, LLC
One Greenwich Plaza, Suite 130
Greenwich, CT 06830
Sub-Adviser
AQR Arbitrage, LLC
One Greenwich Plaza
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 219512, Kansas City, MO 64121-9512 | p: (866) 290-2688 | w: https://funds.aqr.com

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 14. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not applicable.
Item 15. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 16. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There have not been any changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)      Not required for this filing.
(a)(2)      Not applicable.
(a)(3)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
302certification.docx
(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.
906certifications.docx

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ John Howard
-----------------------------------
John Howard,
Principal Executive Officer
August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Howard
----------------------------------
John Howard,
Principal Executive Officer
August 27, 2026

By: /s/ Matthew Plastina
---------------------------------
Matthew Plastina,
Principal Financial Officer
August 27, 2026